As filed with the SEC on August 19, 2005.

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-04419

AEGON/TRANSAMERICA SERIES TRUST (formerly, AEGON/Transamerica Series Fund, Inc.)
(Exact name of registrant as specified in charter)

570 Carillon Parkway, St. Petersburg, Florida			33716
(Address of principal executive offices)			(Zip code)

John K. Carter, Esq. P.O. Box 9012, Clearwater, Florida 33758-9771
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(727) 299-1800

Date of fiscal year end:	December 31

Date of reporting period:	January 1, 2005 – June 30, 2005

Item 1: Report(s) to Shareholders.  The Semi-Annual Report is attached.

Investment Options Semi-Annual Report June 30, 2005

WRL Investment Options Semi-Annual Report

Western Reserve Life Assurance Co. of Ohio

Home Office: Columbus, Ohio
Administrative Office Address: P.O. Box 5068
Clearwater, Florida 33758-5068
Distributor: AFSG Securities Corporation

www.westernreserve.com

Customer Service: 1-800-851-9777

The following pages contain the most recent semi-annual reports for the investment options in which you are invested. In compliance with Securities and Exchange Commission regulations, we present these reports on a semi-annual basis with the hope that they will foster greater understanding of the investment options' holdings, performance, financial data, accounting policies and other issues. Unlike our past reports, this streamlined version provides information only on the investment options in which you are invested.

If you have any questions about these reports, please do not hesitate to contact your financial professional. As always, we thank you for your trust and the opportunity to serve you.

Dear Fellow Policyowner,

On behalf of AEGON/Transamerica Series Trust, I would like to thank you for your continued support and confidence in our products as we look forward to continuing to serve you and your financial advisor in the future. We value the trust you have placed in us.

This semi-annual report is provided to you with the intent of presenting a comprehensive review of the investments of each of your portfolios. The Securities and Exchange Commission requires that annual and semi-annual reports be sent to all policyowners and we believe it to be an important part of the investment process. In addition to providing a comprehensive review, this report also provides a discussion of accounting policies in addition to matters presented to policyowners that may have required their vote.

We believe it is important to recognize and understand current market conditions when reading the contents of this report. The markets experienced a difficult period in the first four months of 2005. This period was led by volatile oil prices and investor fears of rising inflation, which muted investment returns, and in many cases, resulted in losses. During the last two months ending June 30, 2005, the equity and fixed-income markets have generally rebounded from their lows earlier in the year. Economic growth has remained positive, while inflation fears have mitigated somewhat, creating a reasonable backdrop for financial markets. Please keep in mind it is important to maintain a diversified portfolio as investment returns have historically been difficult to predict.

In addition to your active involvement in the investment process, we firmly believe that a financial advisor is a key resource to help provide for your current and future financial needs. In addition, financial advisors are familiar with the market's history, including long-term returns and volatility of various asset classes. With your financial advisor, you can develop an investment program that incorporates factors such as your goals, your investment timeline, and your risk tolerance. Please contact your financial advisor if you have any questions about the contents of this report, and thanks again for the confidence you have placed in us.

Sincerely,

Brian C. Scott President AEGON/Transamerica Series Trust	Christopher Staples Vice President – Investment Management AEGON/Transamerica Series Trust

AEGON Bond

UNDERSTANDING YOUR FUND'S EXPENSES
(unaudited)

SHAREHOLDER EXPENSES

The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at January 1, 2005 and held for the entire period until June 30, 2005.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, note that the expenses shown in the table are meant to highlight your ongoing costs and do not reflect any transaction costs.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period (a)
Initial
Actual	$1,000.00	$1,026.20	0.56%	$2.81
Hypothetical (b)	1,000.00	1,022.02	0.56	2.81
Service
Actual	1,000.00	1,025.00	0.81	4.07
Hypothetical (b)	1,000.00	1,020.78	0.81	4.06

(a)  Expenses are calculated using each Fund's annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by number of days in the period (181 days), and divided by the number of days in the year (365 days).

(b)  5% return per year before expenses.

GRAPHICAL PRESENTATION OF SCHEDULE OF INVESTMENTS
By Bond Type
At June 30, 2005

This chart shows the percentage breakdown by bond type of the Fund's total investment securities.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

1

AEGON Bond

SCHEDULE OF INVESTMENTS
At June 30, 2005
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (16.9%)
U.S. Treasury Bond
11.75%, due 11/15/2014 (a)	$2,500	$3,298
7.25%, due 05/15/2016 (a)	2,000	2,561
7.50%, due 11/15/2016 (a)	2,750	3,604
7.25%, due 08/15/2022	300	408
6.25%, due 08/15/2023 (a)	5,000	6,231
7.63%, due 02/15/2025	1,125	1,621
6.50%, due 11/15/2026 (a)	1,500	1,961
U.S. Treasury STRIPS, Zero Coupon, due 05/15/2008 Zero Coupon, due 02/15/2009 Zero Coupon, due 02/15/2010 (a) Zero Coupon, due 02/15/2011 Zero Coupon, due 05/15/2012 Zero Coupon, due 08/15/2012 Zero Coupon, due 11/15/2012 Zero Coupon, due 02/15/2013 Zero Coupon, due 05/15/2013 Zero Coupon, due 11/15/2013 Zero Coupon, due 02/15/2014 Zero Coupon, due 02/15/2016 Zero Coupon, due 05/15/2016 Zero Coupon, due 02/15/2017 Zero Coupon, due 02/15/2019 Zero Coupon, due 02/15/2022 Zero Coupon, due 02/15/2023	1,000 200 1,800 950 1,200 250 1,200 200 200 3,000 750 1,650 2,200 8,400 300 150 750	901 175 1,519 770 922 190 902 148 147 2,152 531 1,068 1,408 5,182 168 73 348
Total U.S. Government Obligations (cost: $32,140)		36,288
U.S. GOVERNMENT AGENCY OBLIGATIONS (47.3%)
FHLMC 6.50%, due 05/01/2009 4.13%, due 07/12/2010 5.75%, due 01/15/2012 6.50%, due 04/01/2016 6.50%, due 12/01/2017 4.00%, due 05/01/2019	265 573 200 197 582 1,097	274 575 219 205 606 1,073
FHLMC–Series 2247 7.50%, due 08/15/2030	429	438
FHLMC–Series 1466 7.50%, due 02/15/2023	1,040	1,089
FHLMC–Series 1512 6.50%, due 02/15/2008	43	43
FHLMC–Series 1695 7.00%, due 03/15/2024	1,000	1,072
FHLMC–Series 1798 5.00%, due 05/15/2023	476	477

	Principal	Value
FHLMC–Series 1844
6.50%, due 10/15/2013	$118	$119
FHLMC–Series 2102 6.00%, due 12/15/2013	4,078	4,225
FHLMC–Series 2169 7.00%, due 06/15/2029	1,000	1,096
FHLMC–Series 2210 8.00%, due 01/15/2030	1,383	1,488
FHLMC–Series 2256 7.25%, due 09/15/2030	2,000	2,078
FHLMC–Series 2259 7.00%, due 10/15/2030	1,131	1,175
FHLMC–Series 2271 7.25%, due 12/15/2030	588	619
FHLMC–Series 2317 6.50%, due 04/15/2031	490	495
FHLMC–Series 2344 6.50%, due 08/15/2031	577	616
FHLMC–Series 2357 6.50%, due 12/15/2017	450	453
FHLMC–Series 2367 6.00%, due 01/15/2019	173	173
FHLMC–Series 2371 6.00%, due 08/15/2015	2,000	2,041
FHLMC–Series 2392 6.00%, due 12/15/2020	1,000	1,026
FHLMC–Series 2410 5.50%, due 02/15/2009	776	783
FHLMC–Series 2423 7.00%, due 03/15/2032	3,700	3,870
FHLMC–Series 2424 6.38%, due 03/15/2032	1,000	1,055
FHLMC–Series 2430B 6.50%, due 03/15/2032	729	782
FHLMC–Series 2434 7.00%, due 04/15/2032	1,000	1,062
FHLMC–Series 2435B 6.00%, due 02/15/2013	1,156	1,206
FHLMC–Series 2450 4.91%, due 03/15/2032 (b)(c) 7.00%, due 05/15/2032	553 1,059	57 1,114
FHLMC–Series 2460 6.00%, due 11/15/2029	598	624
FHLMC–Series 2462 6.50%, due 06/15/2032	600	634
FHLMC–Series 2474 4.48%, due 07/15/2017 (b)(c)	1,943	144

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

2

AEGON Bond

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2005
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
FHLMC–Series 2484
6.50%, due 07/15/2032	$906	$976
FHLMC–Series 2496 8.50%, due 11/15/2015	37	37
FHLMC–Series 2503 5.50%, due 11/15/2015	600	610
FHLMC–Series 2515 4.00%, due 03/15/2032	1,000	954
FHLMC–Series 2518 5.50%, due 09/15/2013	807	836
FHLMC–Series 2527 5.50%, due 10/15/2013 6.00%, due 11/15/2032	814 500	836 508
FHLMC–Series 2535 5.50%, due 12/15/2022	1,000	1,042
FHLMC–Series 2541 5.50%, due 02/15/2017	1,000	1,027
FHLMC–Series 2557 5.00%, due 07/15/2014	1,000	1,014
FHLMC–Series 2565 6.00%, due 05/15/2030	500	511
FHLMC–Series 2567 6.00%, due 02/15/2033	500	529
FHLMC–Series 2597 4.33%, due 02/15/2033 (b)(c)	1,542	138
FHLMC–Series 2599 3.78%, due 02/15/2033 (b)(c)	2,338	178
FHLMC–Series 2610 3.88%, due 03/15/2033 (b)(c)	2,470	203
FHLMC–Series 2668 4.34%, due 10/15/2015 (b)	815	778
FHLMC–Series 2684 Zero Coupon, due 06/15/2032 (d) Zero Coupon, due 10/15/2033 (d)	86 250	83 175
FHLMC–Series 2691 4.17%, due 10/15/2033 (b)	212	170
FHLMC–Series 2705 4.37%, due 11/15/2033 (b)	124	101
FHLMC–Series 2727 4.25%, due 01/15/2034 (b)	700	525
FHLMC–Series 2753 5.56%, due 02/15/2034 (b)	130	116
FHLMC–Series 2755 7.76%, due 05/15/2030 (b)	415	414
FHLMC–Series 2769 Zero Coupon, due 03/15/2034 (d)	106	84
FHLMC–Series 2776 4.25%, due 04/15/2034 (b)	218	180

	Principal	Value
FHLMC–Series 2846
Zero Coupon, due 08/15/2034 (d)	$250	$215
FHLMC–Series 77 8.50%, due 09/15/2020	368	368
FHLMC–Series T-041 7.50%, due 07/25/2032	969	1,033
FHLMC–Series T-051 7.50%, due 08/25/2042 (b)	420	442
FHLMC–Series T-054 6.50%, due 02/25/2043 7.00%, due 02/25/2043	881 285	918 301
FNMA 7.50%, due 01/01/2008 6.50%, due 04/01/2008 6.50%, due 04/01/2009 8.00%, due 07/01/2009 5.50%, due 06/01/2012 5.00%, due 12/01/2016 5.50%, due 03/01/2017 6.50%, due 03/01/2017 5.50%, due 09/01/2017 4.00%, due 07/01/2018 4.00%, due 12/01/2018 4.50%, due 03/01/2019 9.00%, due 10/01/2019 9.00%, due 06/01/2025 6.00%, due 12/01/2032 6.00%, due 03/01/2033 6.00%, due 03/01/2033 6.00%, due 03/01/2033 4.90%, due 01/01/2035 (b)	225 257 225 326 293 313 775 218 629 235 975 873 249 281 659 258 190 324 463	231 262 234 345 301 317 795 227 645 231 957 870 271 308 677 264 195 332 469
FNMA–Series 1993-190 11.37%, due 10/25/2008 (b)	193	205
FNMA–Series 1994-G013 7.00%, due 06/17/2022	384	390
FNMA–Series 2001-44 7.00%, due 09/25/2031	1,300	1,362
FNMA–Series 2001-5 6.00%, due 03/25/2016	983	1,016
FNMA–Series 2001-61 7.00%, due 12/25/2016 7.00%, due 11/25/2031	1,220 646	1,292 700
FNMA–Series 2001-7 7.00%, due 03/25/2031	338	355
FNMA–Series 2002-1 6.50%, due 02/25/2022 15.15%, due 02/25/2032 (b)	815 131	853 157

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

3

AEGON Bond

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2005
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
FNMA–Series 2002-13
10.00%, due 03/25/2032 (b)	$91	$104
FNMA–Series 2002-18 5.50%, due 04/25/2017	1,000	1,047
FNMA–Series 2002-48B 6.50%, due 11/25/2032	1,000	1,076
FNMA–Series 2002-59B 6.50%, due 04/25/2032	2,571	2,605
FNMA–Series 2002-74 5.00%, due 11/25/2015	1,500	1,521
FNMA–Series 2002-77 8.82%, due 12/25/2032 (b)	223	230
FNMA–Series 2002-W5 6.00%, due 07/25/2029	89	89
FNMA–Series 2003-22 4.00%, due 04/25/2033	500	445
FNMA–Series 2003-39 5.50%, due 05/25/2023	500	528
FNMA–Series 2003-47 5.75%, due 06/25/2033	750	789
FNMA–Series 2003-64 5.97%, due 07/25/2033 (b)	291	247
FNMA–Series 2003-71 3.36%, due 08/25/2033 (b)	263	219
FNMA–Series 2003-91 6.98%, due 09/25/2033 (b)	181	184
FNMA–Series 2003-W1 6.50%, due 12/25/2042 7.50%, due 12/25/2042	841 387	876 413
FNMA–Series 2003-W4 6.50%, due 10/25/2042	241	247
FNMA–Series 2004-14 4.10%, due 03/25/2034 (b)	194	159
FNMA–Series 2004-21 Zero Coupon, due 04/25/2034 (d)	107	76
FNMA–Series 2004-25 10.41%, due 04/25/2034 (b)	463	492
FNMA–Series 2004-36 5.50%, due 02/25/2034 600 616 10.41%, due 05/25/2034 (b)	691	737
FNMA–Series 2004-58B 4.38%, due 04/25/2034 (b)	129	127
FNMA–Series 2020-9 6.50%, due 12/25/2012	760	778
FNMA–Series 329 Zero Coupon, due 01/01/2033 (d)	246	207

	Principal	Value
FNMA–Series 340
Zero Coupon, due 09/01/2033 (d)	$161	$129
FNMA–Series 8816 9.50%, due 06/25/2018	401	441
FNMA–Series 93008 7.00%, due 01/25/2008	570	583
GNMA 7.50%, due 09/15/2009 8.00%, due 01/15/2016 7.00%, due 07/15/2017 6.50%, due 03/15/2023	399 268 308 473	413 287 324 496
GNMA–Series 1994-7 6.50%, due 10/16/2024	1,200	1,288
GNMA–Series 1997-7 9.00%, due 05/16/2027	101	108
GNMA–Series 1999-10 6.50%, due 04/20/2029	746	797
GNMA–Series 1999-40 7.50%, due 11/20/2029	640	675
GNMA–Series 1999-44 8.00%, due 12/20/2029	366	390
GNMA–Series 2000-27 7.50%, due 09/20/2030	445	463
GNMA–Series 2000-36 7.33%, due 11/20/2030	157	165
GNMA–Series 2000-9 8.50%, due 02/16/2030 8.00%, due 06/20/2030	786 162	889 175
GNMA–Series 2001-64 6.50%, due 12/20/2031	773	820
GNMA–Series 2001-7 6.50%, due 03/20/2031	837	869
GNMA–Series 2002-2 6.50%, due 01/20/2019	148	149
GNMA–Series 2002-24 4.86%, due 04/16/2032 (b)(c)	851	80
GNMA–Series 2002-40 6.50%, due 06/20/2032	1,400	1,494
GNMA–Series 2002-45 6.50%, due 06/20/2032	500	531
GNMA–Series 2002-47 6.50%, due 07/16/2032 6.50%, due 07/20/2032	1,000 906	1,066 956
GNMA–Series 2002-51 18.37%, due 04/20/2031 (b)	126	155
GNMA–Series 2002-54 6.50%, due 08/20/2032	500	526

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

4

AEGON Bond

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2005
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
GNMA–Series 2002-67
6.00%, due 03/20/2013	$3,977	$4,057
GNMA–Series 2002-7 6.50%, due 01/20/2032	1,000	1,036
GNMA–Series 2002-71 6.00%, due 12/20/2014	838	854
GNMA–Series 2003-18 7.00%, due 10/20/2031	457	492
GNMA–Series 2003-24 Zero Coupon, due 03/16/2033 (d)	110	97
GNMA–Series 2003-4 5.50%, due 12/20/2013 5.50%, due 01/20/2032 (c)	826 733	855 99
GNMA–Series 2003-46 6.50%, due 06/20/2033	850	926
GNMA–Series 2003-52 Zero Coupon, due 06/16/2033 (d)	287	241
GNMA–Series 2003-66 Zero Coupon, due 08/20/2033 (d)	20	17
GNMA–Series 2004-28 10.76%, due 04/16/2034 (b)	136	146
U.S. Department of Veteran Affairs– Series 1997-1 7.50%, due 02/15/2027	1,807	1,952
U.S. Department of Veteran Affairs– Series 2003-1 5.75%, due 12/15/2020	71	71
Total U.S. Government Agency Obligations (cost: $102,795)		101,493
FOREIGN GOVERNMENT OBLIGATIONS (0.5%)
United Mexican States 4.63%, due 10/08/2008 6.38%, due 01/16/2013 7.50%, due 04/08/2033	330 75 600	332 81 688
Total Foreign Government Obligations (cost: $994)		1,101
MORTGAGE-BACKED SECURITIES (10.8%)
American Housing Trust–Series V 9.13%, due 04/25/2021	101	101
Bank of America Funding Corp.– Series 2004-1 Zero Coupon, due 03/25/2034 (d)	202	166
Bear Stearns Commercial Mortgage Securities–Series 2000-WF1 7.64%, due 02/15/2032	95	102

	Principal	Value
Commercial Mortgage Asset
Trust–Series 1999-C1
6.59%, due 01/17/2032	$2,000	$2,043
Commercial Mortgage Pass-Through– Series 2001-J2-144A 6.30%, due 07/16/2034	4,000	4,351
Countrywide Alternative Loan Trust–Series 2003-J1 Zero Coupon, due 10/25/2033 (d)	236	203
Countrywide Alternative Loan Trust, Series 2004-2CB, Class 1A9 5.75%, due 03/25/2034	271	269
Countrywide Alternative Loan Trust, Series 2005-22T1, Class A2 2.07%, due 06/25/2035 (b)(c)	2,450	44
Countrywide Alternative Loan Trust, Series 2005-J1, Class 1A4 1.79%, due 02/25/2035 (b)(c)	3,134	61
Countrywide Asset-Backed Certificates– Series 2004-AB2 3.58%, due 05/25/2036 (b)	500	501
Countrywide Home Loan Mortgage Pass Through Trust, Series 2004-7 4.11%, due 06/25/2034 (b)	280	273
Countrywide Home Loan Mortgage Pass Through Trust–Series 2004-HYB1 4.31%, due 05/20/2034 (b)	281	278
GE Capital Commercial Mortgage Corp.– Series 2001-2 6.44%, due 08/11/2033	3,000	3,303
LB Commercial Conduit Mortgage Trust–Series 1999-C1 6.41%, due 06/15/2031	876	892
MASTR Adjustable Rate Mortgages Trust–Series 2004-13 3.82%, due 04/21/2034 (b)	455	448
MASTR Alternative Loans Trust–Series 2004-10 4.50%, due 09/25/2019	522	516
MASTR Asset Securitization Trust–Series 2003-4 5.00%, due 05/25/2018	283	286
Merrill Lynch Mortgage Trust, Series 2005-MCP1, Class ASB 4.67%, due 05/12/2043 (b)	300	301
Morgan Stanley Capital I–Series 1998-HF2 6.86%, due 11/15/2030 (b)	2,000	2,149

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

5

AEGON Bond

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2005
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
MortgageIT Trust, Series 2005-1
3.41%, due 02/25/2035 (b)	$311	$311
Prudential Securities Secured Financing Corp.–Series 1998-C1 6.51%, due 07/15/2008	2,993	3,143
Residential Accredit Loans, Inc.– Series 2002-QS16 10.16%, due 10/25/2017 (b)	177	189
Residential Accredit Loans, Inc.– Series 2003-QS3 9.70%, due 02/25/2018 (b)	142	150
Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2005-2, Class 1A4 1.96%, due 04/25/2035 (b)(c)	3,819	77
Washington Mutual MSC Mortgage Pass-Through CTFS–Series 2003-MS7 Zero Coupon, due 03/25/2033 (d)	261	215
Washington Mutual–Series 2002-S7 Zero Coupon, due 11/25/2017 (d)	323	304
Washington Mutual–Series 2004-AR3 4.24%, due 06/25/2034 (b)	197	197
Wells Fargo Mortgage Backed Securities Trust–Series 2004-7 5.00%, due 07/25/2019	446	449
Wells Fargo Mortgage Backed Securities Trust–Series 2004-BB 4.59%, due 01/25/2035 (b)	927	925
Wells Fargo Mortgage Backed Securities Trust–Series 2004-EE 3.99%, due 01/25/2035 (b)	465	458
Wells Fargo Mortgage Backed Securities Trust–Series 2004-S 3.54%, due 09/25/2034 (b)	500	485
Total Mortgage-Backed Securities (cost: $22,192)		23,190
ASSET-BACKED SECURITIES (2.5%)
AmeriCredit Automobile Receivables Trust–Series 2002-A 4.61%, due 01/12/2009	152	153
First Horizon Asset Securities, Inc.– Series 2004-AR7 4.96%, due 02/25/2035 (b)	620	622
Household Automotive Trust, Series 2005-1, Class A4 4.35%, due 06/18/2012	110	110

	Principal	Value
MBNA Credit Card Master Note
Trust–Series 2003-1C
4.79%, due 06/15/2012 (b)	$150	$159
MBNA Master Credit Card Trust USA–Series 1999-J–144A 7.85%, due 02/15/2012	300	341
Nomura Asset Acceptance Corp.– Series 2003-A1 7.00%, due 04/25/2033 6.00%, due 05/25/2033	63 183	63 185
Onyx Acceptance Grantor Trust–Series 2002-C 4.07%, due 04/15/2009	732	733
Residential Asset Mortgage Products, Inc.–Series 2001-RS3 6.29%, due 10/25/2031	84	85
Systems 2001 AT LLC–Series 2001–144A 6.66%, due 09/15/2013	1,249	1,362
WFS Financial Owner Trust–Series 2002-2 4.50%, due 02/20/2010	1,549	1,555
Total Asset-Backed Securities (cost: $5,246)		5,368
CORPORATE DEBT SECURITIES (16.3%)
Automotive (0.6%)
DaimlerChrysler NA Holding Corp.–Series A 7.38%, due 09/15/2006	1,000	1,036
Ford Motor Co. 6.63%, due 02/15/2028	300	236
Toyota Motor Credit Corp. 2.88%, due 08/01/2008	100	97
Business Credit Institutions (0.1%)
CIT Group, Inc. 7.75%, due 04/02/2012	150	176
Business Services (0.1%)
International Lease Finance Corp. 5.88%, due 05/01/2013	75	80
PHH Corp. 7.13%, due 03/01/2013	100	111
Chemicals & Allied Products (1.2%)
Dow Chemical Co. (The) 6.13%, due 02/01/2011	260	282
DSM NV–144A 6.75%, due 05/15/2009	2,000	2,162
Commercial Banks (2.2%)
Bank of America Corp. 7.40%, due 01/15/2011	2,000	2,289

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

6

AEGON Bond

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2005
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
Commercial Banks (continued)
Citigroup, Inc.
4.25%, due 07/29/2009	$200	$201
5.63%, due 08/27/2012	400	427
Corp Andina de Fomento CAF 5.20%, due 05/21/2013	100	102
Keycorp–Series G 4.70%, due 05/21/2009	100	102
State Street Corp. 7.65%, due 06/15/2010	300	347
Suntrust Banks, Inc. 6.38%, due 04/01/2011	250	276
Wachovia Bank NA 7.80%, due 08/18/2010	250	290
Wachovia Corp. 3.50%, due 08/15/2008	150	147
Wells Fargo & Co. 3.13%, due 04/01/2009 4.20%, due 01/15/2010	260 300	251 300
Communication (1.0%)
Comcast Corp. 5.50%, due 03/15/2011	350	365
COX Communications, Inc. 6.75%, due 03/15/2011	1,000	1,089
Tele-Communications–TCI Group 9.80%, due 02/01/2012	500	637
Computer & Office Equipment (0.1%)
International Business Machines Corp. 6.22%, due 08/01/2027	250	286
Construction (0.3%)
Verizon Pennsylvania, Inc. 8.35%, due 12/15/2030	500	668
Electric Services (0.7%)
Constellation Energy Group, Inc. 7.00%, due 04/01/2012	250	282
Dominion Resources, Inc. 6.25%, due 06/30/2012	240	261
DTE Energy Co. 6.65%, due 04/15/2009 (a)	200	215
Duke Energy Corp. 4.20%, due 10/01/2008 5.63%, due 11/30/2012	50 200	50 212
Exelon Generation Co. LLC 6.95%, due 06/15/2011	250	280

	Principal	Value
Electric Services (continued)
Ohio Valley Electric Corp.–144A
5.94%, due 02/12/2006	$125	$126
PSEG Power LLC 7.75%, due 04/15/2011	115	133
Food Stores (0.1%)
Kroger Co. (The) 8.05%, due 02/01/2010	200	228
Gas Production & Distribution (0.1%)
KeySpan Gas East Corp. 7.88%, due 02/01/2010	100	114
Southern California Gas Co. 4.80%, due 10/01/2012	100	102
Holding & Other Investment Offices (0.6%)
EOP Operating, LP 6.75%, due 02/15/2012	300	330
Illinois State 5.10%, due 06/01/2033	600	626
Washington Mutual Bank FA 6.88%, due 06/15/2011	250	279
Insurance (0.2%)
American General Finance Corp. 5.38%, due 10/01/2012	100	103
International Lease Finance Corp. 4.50%, due 05/01/2008	75	75
MGIC Investment Corp. 6.00%, due 03/15/2007	150	154
XL Capital, Ltd. 5.25%, due 09/15/2014	50	51
Life Insurance (0.7%)
ASIF Global Financing XIX–144A 4.90%, due 01/17/2013	500	507
ASIF Global Financing XX–144A 2.65%, due 01/17/2006	200	199
John Hancock Global Funding, Ltd.–144A 7.90%, due 07/02/2010	300	349
New York Life Global Funding–144A 3.88%, due 01/15/2009	200	198
Protective Life Secured Trust (Protective Life Insurance Co.) 4.00%, due 04/01/2011	250	246
Mortgage Bankers & Brokers (0.8%)
American General Finance Corp. 4.50%, due 11/15/2007	170	170
Captiva Finance, Ltd.–Series A–144A 6.86%, due 11/30/2009	566	566

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

7

AEGON Bond

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2005
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
Mortgage Bankers & Brokers (continued)
Countrywide Home Loans
4.00%, due 03/22/2011	$225	$217
Countrywide Home Loans, Inc. 3.25%, due 05/21/2008	250	243
MassMutual Global Funding II–144A 3.50%, due 03/15/2010	150	145
Principal Life Global Funding I–144A 2.80%, due 06/26/2008 6.25%, due 02/15/2012	140 250	135 276
Motion Pictures (0.5%)
Historic TW, Inc. 8.18%, due 08/15/2007 9.15%, due 02/01/2023	400 500	430 686
Paper & Allied Products (0.1%)
International Paper Co. 4.25%, due 01/15/2009 4.00%, due 04/01/2010	65 165	64 159
Union Camp Corp. 6.50%, due 11/15/2007	50	52
Personal Credit Institutions (2.7%)
Ford Motor Credit Co. 7.38%, due 10/28/2009	1,000	977
General Electric Capital Corp. 4.25%, due 01/15/2008 4.63%, due 09/15/2009 6.13%, due 02/22/2011 5.88%, due 02/15/2012 6.00%, due 06/15/2012	700 500 500 200 750	703 509 543 216 818
General Motors Acceptance Corp. 7.25%, due 03/02/2011	675	633
General Motors Nova Scotia Finance Co. 6.85%, due 10/15/2008	400	377
Household Finance Corp. 6.40%, due 06/17/2008 6.75%, due 05/15/2011	100 760	106 844
Petroleum Refining (0.1%)
Conoco Funding Co., Note 5.45%, due 10/15/2006	200	204
Railroads (0.1%)
Burlington Northern Santa Fe Corp. 7.13%, due 12/15/2010	200	226
Savings Institutions (0.1%)
Popular North America, Inc. 4.25%, due 04/01/2008	150	150

	Principal	Value
Security & Commodity Brokers (2.5%)
Bear Stearns Cos. Inc. (The)
3.25%, due 03/25/2009	$500	$482
Credit Suisse First Boston (USA), Inc. 4.70%, due 06/01/2009 4.88%, due 01/15/2015	125 300	127 304
Goldman Sachs Group, Inc. (The) 6.88%, due 01/15/2011	1,400	1,561
Lehman Brothers Holdings, Inc. 7.88%, due 08/15/2010	1,000	1,162
Merrill Lynch & Co., Inc. 5.45%, due 07/15/2014	300	317
Morgan Stanley 4.25%, due 05/15/2010 6.75%, due 04/15/2011 6.60%, due 04/01/2012 4.75%, due 04/01/2014	500 400 250 145	497 443 278 143
Telecommunications (1.4%)
AT&T Wireless Services, Inc. 7.50%, due 05/01/2007 7.88%, due 03/01/2011	225 100	238 116
BellSouth Corp. 6.00%, due 10/15/2011	250	270
British Telecommunications PLC 8.88%, due 12/15/2030 (f)	400	565
France Telecom SA 8.00%, due 03/01/2011 (f)	200	232
GTE Corp. 7.51%, due 04/01/2009	475	524
Liberty Media Corp. 5.70%, due 05/15/2013	25	23
NYNEX Corp. 9.55%, due 05/01/2010	170	190
Sprint Capital Corp. 6.88%, due 11/15/2028	800	918
Total Corporate Debt Securities (cost: $33,069)		34,916
CONVERTIBLE BONDS (0.2%)
Telecommunications (0.2%)
Nynex Capital Funding Co.–Series B 8.23%, due 10/15/2009	400	452
Total Convertible Bonds (cost: $429)		452

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

8

AEGON Bond

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2005
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
SECURITY LENDING COLLATERAL (4.4%)
Debt (3.9%)
Bank Notes (0.2%)
Bank of America
3.27%, due 07/18/2005 (b)	$91	$91
3.27%, due 08/30/2005 (b)	105	105
Bear Stearns & Co. 3.57%, due 09/08/2005 (b) 3.57%, due 12/06/2005 (b)	136 45	136 45
Credit Suisse First Boston Corp. 3.15%, due 09/09/2005 (b) 3.44%, due 03/10/2006 (b)	45 45	45 45
Certificates Of Deposit (0.1%)
Canadian Imperial Bank of Commerce 3.40%, due 11/04/2005 (b) 3.41%, due 05/18/2006 (b)	49 113	49 113
Commercial Paper (0.7%)
Compass Securitization–144A 3.27%, due 07/22/2005	78	78
Fairway Finance Corp.–144A 3.27%, due 07/28/2005	113	113
General Electric Capital Corp. 3.25%, due 07/08/2005	134	134
Grampian Funding LLC–144A 3.28%, due 07/13/2005	91	91
Greyhawk Funding LLC–144A 3.31%, due 08/09/2005	113	113
Jupiter Securitization Corp.–144A 3.28%, due 08/02/2005	225	225
Morgan Stanley Dean Witter & Co. 3.52%, due 12/07/2005 (b) 3.51%, due 12/09/2005 (b)	294 285	294 285
Park Avenue Receivables Corp.–144A 3.23%, due 07/20/2005	50	50
Preferred Receivables Corp.–144A 3.28%, due 07/08/2005	129	129
Ranger Funding Co LLC–144A 3.26%, due 07/07/2005	45	45
Euro Dollar Overnight (0.5%)
Bank of Montreal 3.01%, due 07/01/2005	209	209
BNP Paribas 3.00%, due 07/01/2005	123	123
Calyon 3.09%, due 07/01/2005 3.31%, due 07/01/2005	109 113	109 113

	Principal	Value
Euro Dollar Overnight (continued)
Fortis Bank
3.11%, due 07/05/2005	$15	$15
3.27%, due 07/07/2005	113	113
National Australia Bank 3.38%, due 07/01/2005 3.26%, due 07/06/2005	226 21	226 21
Rabobank Nederland 3.35%, due 07/01/2005	113	113
Euro Dollar Terms (1.2%)
ABN Amro Bank NV 3.25%, due 08/05/2005	91	91
Bank of Nova Scotia 3.11%, due 07/11/2005 3.16%, due 07/15/2005	158 113	158 113
Barclays 3.16%, due 07/14/2005 3.25%, due 07/27/2005	68 136	68 136
Citigroup 3.09%, due 07/22/2005	81	81
Dexia Group 3.21%, due 07/20/2005 3.24%, due 07/21/2005	91 71	91 71
First Tennessee National Corp. 3.22%, due 08/09/2005	23	23
Fortis Bank 3.25%, due 08/04/2005	2	2
HBOS Halifax Bank of Scotland 3.15%, due 08/08/2005	45	45
Nordea Bank Finland PLC (NY Branch) 3.24%, due 08/03/2005	91	91
Rabobank Nederland 3.25%, due 08/08/2005	113	113
Royal Bank of Canada 3.25%, due 08/05/2005	109	109
Royal Bank of Scotland 3.29%, due 07/12/2005 3.25%, due 08/04/2005 3.31%, due 08/09/2005	339 91 141	339 91 141
Societe Generale 3.28%, due 08/01/2005	222	222
The Bank of the West 3.27%, due 07/27/2005	15	15
Toronto Dominion Bank 3.25%, due 08/02/2005	136	136
Wells Fargo & Co. 3.27%, due 07/21/2005 3.27%, due 08/01/2005	184 158	184 158

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

9

AEGON Bond

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2005
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
Promissory Notes (0.0%)
Goldman Sachs Group Inc.
3.32%, due 12/28/2005	$18	$18
Repurchase Agreements (1.2%) (g)
Credit Suisse First Boston Corp. 3.48% Repurchase Agreement dated 06/30/2005 to be repurchased at $558 on 07/01/2005	558	558
Goldman Sachs Group, Inc. (The) 3.48% Repurchase Agreement dated 06/30/2005 to be repurchased at $1,112 on 07/01/2005	1,112	1,112
Lehman Brothers, Inc. 3.48% Repurchase Agreement dated 06/30/2005 to be repurchased at $45 on 07/01/2005	45	45
Merrill Lynch & Co. 3.48% Repurchase Agreement dated 06/30/2005 to be repurchased at $493 on 07/01/2005	493	493
Morgan Stanley Dean Witter & Co. 3.54% Repurchase Agreement dated 06/30/2005 to be repurchased at $339 on 07/01/2005	339	339

	Shares	Value
Investment Companies (0.5%)
Money Market Funds (0.5%)
American Beacon Funds 1-day yield of 3.18%	121,071	$121
Barclays Global Investors Institutional Money Market Fund 1-day yield of 3.25%	496,331	496
Goldman Sachs Financial Square Prime Obligations Fund 1-day yield of 3.08%	7,354	7
Merrimac Cash Fund, Premium Class 1-day yield of 3.04% (e)	464,537	465
Total Security Lending Collateral (cost: $9,360)		9,360
Total Investment Securities (cost: $206,225)		$212,168
SUMMARY:
Investments, at value	98.9%	$212,168
Other assets in excess of liabilities	1.1%	2,455
Net assets	100.0%	$214,623

NOTES TO SCHEDULE OF INVESTMENTS:

(a)  At June 30, 2005, all or a portion of this security is on loan (see Note 1). The value at June 30, 2005, of all securities on loan is $8,957.

(b)  Floating or variable rate note. Rate is listed as of June 30, 2005.

(c)  Interest only security. Holder is entitled to interest payments on the underlying pool.

(d)  Principal only security. Holder is entitled to principal cash flows on the underlying pool.

(e)  Regulated investment company advised by Investors Bank and Trust Co. ("IBT"). IBT is also the accounting, custody and lending agent for the Fund.

(f)  Securities are stepbonds. Coupon steps up or down by 25 BP for each rating upgrade or downgrade by Standard and Poor's or Moody's for each notch below A-/A3.

(g)  Cash collateral for the Repurchase Agreements, valued at $2,599, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00%–10.325% and 9/15/2005–12/31/2049, respectively.

DEFINITIONS:

144A  144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2005, these securities aggregated $11,561 or 5.4% of the net assets of the Fund.

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

10

AEGON Bond

STATEMENT OF ASSETS AND LIABILITIES
At June 30, 2005
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
Investment securities, at value (cost: $206,225) (including securities loaned of $8,957)	$212,168
Cash	10,449
Receivables:
Shares sold	3
Interest	1,504
224,124
Liabilities:
Accounts payable and accrued liabilities:
Shares redeemed	40
Management and advisory fees	79
Service fees	1
Payable for collateral for securities on loan	9,360
Other	21
9,501
Net Assets	$214,623
Net Assets Consist of:
Capital stock, 75,000 shares authorized ($.01 par value)	$171
Additional paid-in capital	192,527
Undistributed net investment income (loss)	15,655
Undistributed net realized gain (loss) from investment securities	327
Net unrealized appreciation (depreciation) on investment securities	5,943
Net Assets	$214,623
Net Assets by Class:
Initial Class	$207,229
Service Class	7,394
Shares Outstanding:
Initial Class	16,509
Service Class	563
Net Asset Value and Offering Price Per Share:
Initial Class	$12.55
Service Class	13.13

STATEMENT OF OPERATIONS
For the period ended June 30, 2005
(all amounts in thousands)
(unaudited)

Investment Income:
Interest	$5,483
Income from loaned securities–net	4
5,487
Expenses:
Management and advisory fees	486
Printing and shareholder reports	50
Custody fees	32
Administration fees	22
Legal fees	1
Audit fees	9
Trustees fees	4
Other	1
Service fees:
Service Class	8
Total expenses	613
Net Investment Income (Loss)	4,874
Net Realized and Unrealized Gain (Loss):
Realized gain (loss) from investment securities	(37)
Increase (decrease) in unrealized appreciation (depreciation) on investment securities	717
Net Gain (Loss) on Investments	680
Net Increase (Decrease) in Net Assets Resulting from Operations	$5,554

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

11

AEGON Bond

STATEMENTS OF CHANGES IN NET ASSETS
For the period or year ended
(all amounts in thousands)

	June 30, 2005 (unaudited)	December 31, 2004
Increase (Decrease) In Net Assets From:
Operations:
Net investment income (loss)	$4,874	$10,781
Net realized gain (loss) from investment securities	(37)	364
Net unrealized appreciation (depreciation) on investment securities	717	(783)
	5,554	10,362
Distributions to Shareholders:
From net investment income:
Initial Class	–	(15,629)
Service Class	–	(274)
	–	(15,903)
From net realized gains:
Initial Class	–	(856)
Service Class	–	(16)
	–	(872)
Capital Share Transactions:
Proceeds from shares sold:
Initial Class	9,383	13,530
Service Class	2,679	5,182
	12,062	18,712
Dividends and distributions reinvested:
Initial Class	–	16,485
Service Class	–	290
	–	16,775
Cost of shares redeemed:
Initial Class	(25,799)	(70,172)
Service Class	(923)	(1,156)
	(26,722)	(71,328)
	(14,660)	(35,841)
Net increase (decrease) in net assets	(9,106)	(42,254)
Net Assets:
Beginning of period	223,729	265,983
End of period	$214,623	$223,729
Undistributed Net Investment Income (Loss)	$15,655	$10,781

	June 30, 2005 (unaudited)	December 31, 2004
Share Activity:
Shares issued:
Initial Class	762	1,075
Service Class	208	393
	970	1,468
Shares issued–reinvested from distributions:
Initial Class	–	1,376
Service Class	–	23
	–	1,399
Shares redeemed:
Initial Class	(2,098)	(5,588)
Service Class	(72)	(89)
	(2,170)	(5,677)
Net increase (decrease) in shares outstanding:
Initial Class	(1,336)	(3,137)
Service Class	136	327
	(1,200)	(2,810)

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

12

AEGON Bond

FINANCIAL HIGHLIGHTS
(unaudited for the period ended June 30, 2005)

		For a share outstanding throughout each period (a)
		Net Asset	Investment Operations			Distributions			Net Asset
	For the Period Ended (b)	Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total Operations	From Net Investment Income	From Net Realized Gains	Total Distributions	Value, End of Period
Initial Class	6/30/2005	$12.23	$0.28	$0.04	$0.32	$–	$–	$–	$12.55
	12/31/2004	12.61	0.56	(0.01)	0.55	(0.88)	(0.05)	(0.93)	12.23
	12/31/2003	12.68	0.62	(0.10)	0.52	(0.59)	–	(0.59)	12.61
	12/31/2002	11.96	0.64	0.54	1.18	(0.46)	–	(0.46)	12.68
	12/31/2001	11.14	0.63	0.27	0.90	(0.08)	–	(0.08)	11.96
	12/31/2000	10.61	0.67	0.48	1.15	(0.62)	–	(0.62)	11.14
Service Class	6/30/2005	12.81	0.27	0.05	0.32	–	–	–	13.13
	12/31/2004	13.16	0.55	–	0.55	(0.85)	(0.05)	(0.90)	12.81
	12/31/2003	12.97	0.40	(0.17)	0.23	(0.04)	–	(0.04)	13.16

			Ratios/Supplemental Data
	For the Period	Total	Net Assets, End of Period	Ratio of Expenses to Average Net Assets (f)		Net Investment Income (Loss) to Average	Portfolio Turnover
	Ended (b)	Return (c)(g)	(000's)	Net (d)	Total (e)	Net Assets (f)	Rate (g)
Initial Class	6/30/2005	2.62%	$207,229	0.56%	0.56%	4.52%	3%
	12/31/2004	4.53	218,258	0.56	0.56	4.52	12
	12/31/2003	4.28	264,668	0.52	0.52	4.88	27
	12/31/2002	9.97	331,734	0.53	0.53	5.21	49
	12/31/2001	8.07	255,940	0.55	0.55	5.42	53
	12/31/2000	10.89	142,027	0.53	0.53	6.06	45
Service Class	6/30/2005	2.50	7,394	0.81	0.81	4.28	3
	12/31/2004	4.31	5,471	0.81	0.81	4.21	12
	12/31/2003	1.78	1,315	0.80	0.80	4.57	27

NOTES TO FINANCIAL HIGHLIGHTS

(a)  Per share information is calculated based on average number of shares outstanding.

(b)  AEGON Bond (the "Fund") share classes commenced operations as follows:

Initial Class – October 2, 1986
Service Class – May 1, 2003

(c)  Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.

(d)  Ratio of Net Expenses to Average Net Assets is net of fee waivers and reimbursements by the investment adviser, if any (see note 2).

(e)  Ratio of Total Expenses to Average Net Assets includes all expenses before fee waivers and reimbursements by the investment adviser.

(f)  Annualized.

(g)  Not annualized for periods of less than one year.

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

13

AEGON Bond

NOTES TO FINANCIAL STATEMENTS
At June 30, 2005
(all amounts in thousands)
(unaudited)

NOTE 1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The AEGON/Transamerica Series Trust ("ATST") is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. ATST serves as a funding vehicle for variable life insurance, variable annuity and group annuity products. AEGON Bond ("the Fund"), part of ATST, began operations on October 2, 1986.

Effective May 1, 2005, AEGON/Transamerica Series Fund, Inc. changed its name to AEGON/Transamerica Series Trust.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties, which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

See the Prospectus and Statement of Additional Information for a description of the Fund's investment objective.

In preparing the Fund's financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP"), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following policies were consistently followed by the Fund, in accordance with GAAP.

Multiple class operations and expenses: The Fund currently offers two classes of shares, an Initial Class and a Service Class. Income, non-class specific expenses and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

Pricing of shares: The Fund prices its shares on the basis of the net asset value of each class of shares of the Fund, which is determined as of the close of the New York Stock Exchange ("NYSE") (generally 4:00 p.m. Eastern Time) on each day on which the NYSE is open for trading.

Security valuations: Debt securities are valued by independent pricing services at the last quoted bid price; however, those that mature in sixty days or less are valued at amortized cost, which approximates market.

Investment company securities are valued at net asset value of the underlying portfolio.

Other securities for which quotations are not readily available are valued at fair market value as determined in good faith using guidelines adopted by the Board of Trustees, under the supervision of the Fund's Valuation Committee. These guidelines may include: the type of security; any restrictions on its resale; financial or business news of the issuer; similar or related securities that are actively trading; related corporate actions; and other significant events occurring after the close of trading in the security.

Cash: The Fund may leave cash overnight in its cash account with the custodian, Investors Bank & Trust Company ("IBT"). IBT has been contracted on behalf of the Fund to invest the excess cash into a savings account, which at June 30, 2005, was paying an interest rate of 2.02%.

Throughout the six months, the Fund may have a cash overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate.

Repurchase agreements: The Fund is authorized to enter into repurchase agreements. The Fund, through IBT, receives delivery of the underlying securities, the value of which at the time of purchase is required to be an amount equal to at least 100% of the resale price. Repurchase agreements involve the risk that the seller will fail to repurchase the security, as agreed. In that case, the Fund will bear the risk of value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Securities lending: The Fund may lend securities to enhance fund earnings from investing cash collateral in making such loans to qualified borrowers (typically broker/dealers). The Fund has engaged its custodian bank, IBT, as a lending agent to administer its securities lending program. IBT earned $2 of program income for its services. When the Fund makes a security loan, it receives cash collateral as protection against the risk that the borrower will default on the loan, and records an asset for the cash invested collateral and a liability for the return of the collateral.

Loans of securities are required to be secured by collateral at least equal to 102% of the value of the securities at inception of the loan, and not less then 100% thereafter. The Fund may invest cash collateral in short-term money market instruments including: U.S. Treasury Bills, U.S. agency obligations, commercial paper, money market mutual funds, repurchase agreements and other highly rated, liquid investments. During the life of securities loans, the collateral and securities loaned remain subject to fluctuation in value. IBT marks to market securities loaned and the collateral each business day. If additional collateral is due (at least $1), IBT collects additional cash collateral from the borrowers. Although securities loaned will be fully collateralized at all times, IBT may experience delays in, or may be prevented from, recovering the collateral on behalf of the Fund. The Fund may recall a

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

14

AEGON Bond

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2005
(all amounts in thousands)
(unaudited)

NOTE 1.–(continued)

loaned security position at any time from the borrower through IBT. In the event the borrower fails to timely return a recalled security, IBT may indemnify the Fund by purchasing replacement securities for the Fund at its own expense and claiming the collateral to fund such a purchase. IBT absorbs the loss if the collateral value is not sufficient to cover the cost of the replacement securities. If replacement securities are not available, IBT will credit the equivalent cash value to the Fund.

While a security is on loan, the Fund does not have the right to vote that security. However, if time permits, the Fund will attempt to recall a security on loan and vote the proxy.

Income from securities lending is included in the Statement of Operations. The amount of collateral and value of securities on loan are included in the Statement of Assets and Liabilities as well as in the Schedule of Investments.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Dividend distributions: Dividends and capital gains distributions are typically declared and reinvested annually and are generally paid and reinvested on the business day following the ex-date.

NOTE 2.  RELATED PARTY TRANSACTIONS

Transamerica Fund Advisors, Inc. ("TFAI") is the Fund's investment adviser. Transamerica Fund Services, Inc. ("TFS") is the Fund's administrator and transfer agent. AFSG Securities Corp. ("AFSG") is the Fund's distributor. AFSG is 100% owned by AUSA Holding Company ("AUSA"). TFAI is a directly owned subsidiary of Western Reserve Life Assurance Co. of Ohio ("WRL") (78%) and AUSA (22%). TFS is a wholly owned subsidiary of WRL (50%) and AUSA (50%). AUSA and WRL are wholly owned indirect subsidiaries of AEGON, NV, a Netherlands corporation.

Effective January 1, 2005 AEGON/Transamerica Fund Advisors, Inc. ("ATFA") was renamed Transamerica Fund Advisors, Inc. ("TFAI"); AEGON/Transamerica Fund Services, Inc. ("ATFS") and AEGON/Transamerica Investor Services, Inc. ("ATIS") merged into one entity and was renamed Transamerica Fund Services, Inc. ("TFS").

Certain officers and trustees of the Fund are also officers and/or trustees of TFAI, TFS, AFSG and WRL. No affiliated officer or trustee receives any compensation directly from the Fund.

Investment advisory fee: The Fund pays management fees to TFAI based on average daily net assets ("ANA") at the following rate:

0.45% of the first $750 million of ANA
0.40% of the next $250 million of ANA
0.375% of ANA over $1 billion

TFAI has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

0.70% Expense Limit

If total fund expenses fall below the annual expense limitation agreement agreed to by the adviser within the succeeding three years, the Fund may be required to pay that adviser a portion or all of the waived advisory fees.

There are no amounts available for recapture at June 30, 2005.

Distribution and service fees: The Fund adopted a distribution plan ("Distribution Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. Pursuant to the Distribution Plan, ATST entered into a Distribution Agreement with AFSG effective May 1, 1999.

Under the Distribution Plan and Distribution Agreement on the Initial Class shares, AFSG, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund's shares, amounts equal to actual expenses associated with distributing the shares.

The Distribution Plan on the Service Class shares requires ATST to pay distribution fees to AFSG as compensation for its activities, not as reimbursement for specific expenses. The fee on the Service Class is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Fund is authorized under the 12b-1 plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%

AFSG has determined that it will not seek payment by the Fund of the distribution expenses incurred with respect to the Initial Class shares before April 30, 2006. Prior to AFSG seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Fund will pay fees relating to Service Class shares.

Administrative services: The Fund has entered into an agreement with TFS for financial and legal fund administration services, which includes such items as compliance, expenses, financial statements and other reporting, distributions, tax returns, prospectus preparation, board of trustees meeting support, transfer agency and other legal

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

15

AEGON Bond

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2005
(all amounts in thousands)
(unaudited)

NOTE 2.–(continued)

matters. The Fund pays TFS an annual fee of 0.02% of average net assets. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.

Deferred compensation plan: Each eligible Fund Trustee may elect participation in the Deferred Compensation Plan for Trustees of ATST ("the Plan"). Under the Plan, such Trustees may defer payment of a percentage of their total fees earned as a Fund Trustee. These deferred amounts may be invested in any portfolio of Transamerica IDEX Mutual Funds, an affiliate of the Fund. At June 30, 2005, the value of invested plan amounts was $10. Invested plan amounts and the total liability for deferred compensation to the Trustees under the Plan at June 30, 2005, are included in Net Assets in the accompanying Statement of Assets and Liabilities.

NOTE 3.  INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the six months ended June 30, 2005, were as follows:

Purchases of securities:
Long-Term excluding U.S. Government	$3,897
U.S. Government	1,956
Proceeds from maturities and sales of securities:
Long-Term excluding U.S. Government	7,023
U.S. Government	12,375

NOTE 4.  FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments for items including, but not limited to, wash sales, net operating losses and capital loss carryforwards.

The aggregate cost of investments and composition of unrealized appreciation (depreciation) for federal income tax purposes as of June 30, 2005, are as follows:

Federal Tax Cost Basis	$206,225
Unrealized Appreciation	$8,404
Unrealized (Depreciation)	(2,461)
Net Unrealized Appreciation (Depreciation)	$5,943

NOTE 5.  REGULATORY PROCEEDINGS

There continues to be significant federal and state regulatory activity relating to financial services companies, particularly mutual fund companies and their investment advisers. As part of an ongoing investigation regarding potential market timing, recordkeeping and trading compliance issues and matters affecting the Fund's investment adviser, TFAI, and certain employees and affiliates of TFAI, the SEC staff has indicated that it is likely to take some action against TFAI and certain of its affiliates at the conclusion of the investigation. The potential timing and the scope of any such action is difficult to predict. Although the impact of any action brought against TFAI and/or its affiliates is difficult to assess at the present time, the Fund currently believes that the likelihood that any such action will have a material adverse impact on it is remote. It is important to note that the Fund is not aware of any allegation of wrongdoing against it and its Board at the time this semiannual report is printed. Although it is not anticipated that these developments will have an adverse impact on the Fund, there can be no assurance at this time. TFAI and its affiliates are actively working with the SEC in regard to this matter; however, the exact resolution cannot be determined at this time. TFAI will take such actions that it deems necessary or appropriate to continue providing management services to the Fund and to bring all matters to an appropriate conclusion. TFAI and/or its affiliates, and not the Fund, will bear the costs regarding these regulatory matters.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

16

AEGON Bond

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS – REVIEW AND RENEWAL (unaudited)

At a meeting of the Board of Trustees of AEGON/Transamerica Series Trust ("ATST") held on October 6, 2004, the Board considered and approved the renewal for a one-year period of the Investment Advisory Agreement between AEGON Bond (the "Portfolio") and Transamerica Fund Advisors, Inc. ("TFAI") as well as the Investment Sub-Advisory Agreement of the Portfolio between TFAI and J.P. Morgan Investment Advisors, Inc. (the "Sub-Adviser"). In approving the renewal of these agreements, the Board concluded that the Investment Advisory and Investment Sub-Advisory Agreements enable shareholders of the Portfolio to obtain high quality services at a cost that is appropriate, reasonable, and in the best interests of shareholders based upon the following determinations, among others:

The nature, extent and quality of the advisory service to be provided. The Board considered the nature and quality of the services provided by TFAI and the Sub-Adviser to the Portfolio in the past, as well as the services anticipated to be provided in the future. The Board concluded that TFAI and the Sub-Adviser are capable of providing high quality services to the Portfolio, as indicated by TFAI's management capabilities demonstrated with respect to the Portfolio and other portfolios managed by TFAI, TFAI's management oversight process, and the professional qualifications and experience of the Sub-Adviser's portfolio management team. The Board also concluded that TFAI and the Sub-Adviser would provide the same quality and quantity of investment management and related services as before, that these services are appropriate in scope and extent in light of the Portfolio's operations, the competitive landscape of the investment company business and investor needs, and that TFAI's and the Sub-Adviser's obligations will remain the same in all respects.

The investment performance of the Portfolio. The Board concluded, based on information provided by Lipper Analytics, that the Portfolio's investment performance was acceptable, although the Board noted that the Portfolio recently had underperformed comparable investment companies, as represented by Lipper Analytics. As a consequence, the Board decided to carefully monitor the Portfolio's investment performance, and requested that Sub-Advisory personnel attend an upcoming meeting to review the Portfolio's performance with the Board, as well as explain to the Board the Sub-Adviser's response to the Portfolio's recent performance. However, on the basis of the Trustees' assessment of the nature, extent and quality of investment advisory and related services to be provided or procured by TFAI and the Sub-Adviser, the Trustees concluded that TFAI and the Sub-Adviser were capable of generating a level of long-term investment performance that is appropriate in light of the Portfolio's investment objective, policies and strategies and competitive with many other investment companies.

The cost of advisory services provided and the level of profitability. On the basis of the Board's review of the fees to be charged by TFAI and the Sub-Advisers for investment advisory and related services, TFAI's financial statements, the fees paid by TFAI to the Sub-Adviser, TFAI's estimated net management income resulting from its management of the Portfolio, and the estimated profitability of TFAI's relationships with the Portfolio and ATST, the Board concluded that the level of investment advisory fees and the profitability is appropriate in light of the services provided, the management fees and overall expense ratios of comparable investment companies, and the anticipated profitability of the relationship between the Portfolio and TFAI. Further, on the basis of comparative information supplied by Lipper Analytics, the Board determined that the advisory fees and estimated overall expense ratio of the Portfolio were consistent with industry averages.

The extent to which economies of scale would be realized as the Portfolio grows and whether fee levels reflect these economies of scale for the benefit of Portfolio investors. The Trustees concluded that inclusion of asset-based breakpoints in the Portfolio's advisory fee schedule appropriately benefited investors by realizing economies of scale in the form of a lower advisory fee rate as the level of Portfolio assets increases. The Board also concluded that the advisory fees appropriately reflect the Portfolio's current size, the current economic environment for TFAI, and the competitive nature of the investment company market. In addition, the Board noted that it will have the opportunity to periodically re-examine whether the Portfolio has achieved economies of scale, as well as the appropriateness of advisory fees payable to TFAI and the Sub-Adviser, in the future.

Benefits (such as soft dollars) to TFAI or the Sub-Adviser from its relationship with the Portfolio. The Board concluded that other benefits derived by TFAI or the Sub-Adviser from its relationship with the Portfolio are reasonable and fair, and are consistent with industry practice and the best interests of the Portfolio and its shareholders. In this regard, the Board noted that neither TFAI nor the Sub-Adviser realize "soft dollar" benefits from its relationship with the Portfolio.

Other considerations. The Board also determined that TFAI had made a substantial commitment to the recruitment and retention of high quality personnel, and maintained the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and its shareholders. The Trustees also concluded that TFAI had made a significant entrepreneurial commitment to the management and success of the Portfolio, reflected by TFAI's expense limitation and fee waiver arrangement with the Portfolio, which may result in TFAI waiving a substantial amount of advisory fees for the benefit of shareholders.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

17

AEGON Bond

SUPPLEMENTAL INFORMATION (unaudited)
RESULTS OF SHAREHOLDER PROXY

At a special meeting of shareholders held on April 19, 2005, the results of the Proposals were as follows:

Proposal 1:  Approval of an Agreement and Plan of Reorganization pursuant to which AEGON/Transamerica Series Fund, Inc. will reorganize as a Delaware statutory trust.

For	Against	Abstentions/Broker Non-Votes
16,669,781.755	753,347.105	676,520.291

Proposal 2:  Approval of changes to the fundamental investment restrictions of AEGON Bond as follows:

A. Diversification	For	Against	Abstentions/Broker Non-Votes
	17,059,959.966	899,642.348	140,046.837
B. Borrowing	For	Against	Abstentions/Broker Non-Votes
	17,046,380.242	913,222.072	140,046.837
C. Senior Securities	For	Against	Abstentions/Broker Non-Votes
	17,090,586.536	869,015.778	140,046.837
D. Underwriting Securities	For	Against	Abstentions/Broker Non-Votes
	17,104,083.102	855,519.212	140,046.837
E. Real Estate	For	Against	Abstentions/Broker Non-Votes
	17,015,169.600	944,432.714	140,046.837
F. Making Loans	For	Against	Abstentions/Broker Non-Votes
	16,983,308.719	976,293.595	140,046.837
G. Concentration	For	Against	Abstentions/Broker Non-Votes
	17,098,799.402	860,802.912	140,046.837
H. Commodities	For	Against	Abstentions/Broker Non-Votes
	16,995,125.645	964,476.669	140,046.837

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

18

American Century International

UNDERSTANDING YOUR FUND'S EXPENSES
(unaudited)

SHAREHOLDER EXPENSES

The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at January 1, 2005 and held for the entire period until June 30, 2005.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, note that the expenses shown in the table are meant to highlight your ongoing costs and do not reflect any transaction costs.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period (a)
Initial Class
Actual	$1,000.00	$987.20	1.07%	$5.27
Hypothetical (b)	1,000.00	1,019.49	1.07	5.36
Service Class
Actual	1,000.00	986.00	1.33	6.55
Hypothetical (b)	1,000.00	1,018.20	1.33	6.66

(a)  Expenses are calculated using each Fund's annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by number of days in the period (181 days), and divided by the number of days in the year (365 days).

(b)  5% return per year before expenses.

GRAPHICAL PRESENTATION OF SCHEDULE OF INVESTMENTS
By Region
At June 30, 2005

This chart shows the percentage breakdown by region of the Fund's total investment securities.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

1

American Century International

SCHEDULE OF INVESTMENTS
At June 30, 2005
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
CONVERTIBLE PREFERRED STOCKS (0.7%)
Switzerland (0.7%)
Compagnie Financiere Richemont AG–Class A	50,080	$1,685
Total Convertible Preferred Stocks (cost: $1,299)		1,685
COMMON STOCKS ( 97.2%)
Australia (5.6%)
Amcor, Ltd.	449,300	2,294
BHP Billiton, Ltd.	246,050	3,403
Commonwealth Bank of Australia	45,520	1,317
Macquarie Infrastructure Group	789,900	2,504
National Australia Bank, Ltd.	65,490	1,535
QBE Insurance Group, Ltd. (a)	162,730	1,988
Austria (1.0%)
Erste Bank der Oesterreichischen Sparkassen AG	48,976	2,453
Belgium (1.1%)
KBC Groupe	31,150	2,463
Canada (1.9%)
Shoppers Drug Mart Corp.	70,322	2,442
Thomson Corp. (The) (a)	57,930	1,941
Denmark (0.7%)
Novo Nordisk A/S–Class B	31,010	1,580
France (15.0%)
Accor SA	46,090	2,164
AXA	122,142	3,057
Cie Generale D'Optique Essilor International SA	31,850	2,179
France Telecom SA (a)	59,520	1,741
Groupe Danone	18,670	1,644
Lafarge SA	23,700	2,162
Pernod-Ricard (a)	10,440	1,669
Pinault-Printemps-Redoute SA	11,080	1,144
Sanofi-Aventis (a)	20,410	1,678
Schneider Electric SA	22,170	1,674
Societe Generale–Class A	31,634	3,223
Total SA	29,720	6,993
Veolia Environnement	6,410	241
Vinci SA	34,302	2,858
Vivendi Universal SA (a)	79,430	2,507
Germany (5.5%)
Adidas-Salomon AG	6,970	1,169
BASF AG	19,680	1,311
Continental AG	31,520	2,274
Deutsche Telekom AG	159,000	2,946
E.ON AG	21,210	1,892
Fresenius Medical Care AG (a)	23,476	2,009
Metro AG	23,210	1,153

	Shares	Value
Greece (2.4%)
Hellenic Telecommunications Organization SA (b)	37,430	$724
National Bank of Greece SA	87,950	3,014
OPAP SA	66,630	1,920
Hong Kong (1.0%)
CLP Holdings, Ltd.	391,000	2,244
Ireland (3.2%)
Anglo Irish Bank Corp. PLC	224,126	2,771
Bank of Ireland	158,000	2,548
Ryanair Holdings PLC, ADR (a)(b)	48,358	2,168
Italy (2.6%)
Banco Popolare di Verona e Novara Scrl	126,580	2,164
ENI-Ente Nazionale Idrocarburi SpA (a)	91,910	2,366
Saipem SpA	111,300	1,508
Japan (16.2%)
Ajinomoto Co., Inc.	146,000	1,627
Astellas Pharma, Inc.	78,900	2,698
Bank of Yokohama, Ltd. (The)	182,000	1,053
Daikin Industries, Ltd.	83,700	2,096
East Japan Railway Co.	450	2,315
Eisai Co., Ltd.	51,100	1,720
Fuji Photo Film Co., Ltd.	69,800	2,249
Honda Motor Co., Ltd.	37,400	1,846
Hoya Corp.	9,603	1,109
Kao Corp.	42,000	991
KDDI Corp.	290	1,342
Komatsu, Ltd.	93,000	723
Matsushita Electric Industrial Co., Ltd.	168,000	2,551
Mitsubishi Tokyo Financial Group, Inc.	70	594
Omron Corp.	64,300	1,419
ORIX Corp.	16,800	2,523
Osaka Gas Co., Ltd.	711,000	2,239
Shin-Etsu Chemical Co., Ltd.	25,100	954
Taisei Corp.	470,000	1,586
Takefuji Corp.	23,000	1,557
Toray Industries, Inc.	235,000	1,115
Toyota Motor Corp.	25,700	921
Yamada Denki Co., Ltd.	41,000	2,360
Mexico (0.6%)
America Movil SA de CV–Class L, ADR	22,215	1,324
Netherlands (2.2%)
ING Groep NV	82,996	2,349
Royal Numico NV (a)(b)	70,000	2,804
Norway (1.7%)
DnB Nor ASA (a)	231,290	2,417
Telenor ASA	178,830	1,431

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

2

American Century International

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2005
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
Spain (3.9%)
Banco Popular Espanol SA	215,950	$2,612
Cintra Concesiones de Infraestructuras de Transporte SA (b)	109,536	1,288
Grupo Ferrovial SA	39,545	2,552
Telefonica SA	155,885	2,556
Switzerland (6.5%)
Nestle SA	16,480	4,219
Novartis AG	110,740	5,277
Roche Holding AG–Genusschein	23,524	2,978
UBS AG	34,854	2,721
United Kingdom (24.6%)
AstraZeneca PLC	90,110	3,733
BAA PLC	219,300	2,437
BG Group PLC	207,650	1,709
BP PLC	630,932	6,571
British American Tobacco PLC	24,420	471
Diageo PLC	243,550	3,593
GlaxoSmithKline PLC	259,480	6,284
HSBC Holdings PLC	16,130	257
Legal & General Group PLC	800,140	1,649
Man Group PLC	57,810	1,499
National Grid Transco PLC	242,740	2,354
Next PLC	79,190	2,142
Reckitt Benckiser PLC	119,566	3,526
Reed Elsevier PLC	313,870	3,007
Royal Bank of Scotland Group PLC	111,988	3,385
Smith & Nephew PLC	237,665	2,347
Tesco PLC	623,930	3,565
Unilever PLC	321,710	3,105
Vodafone Group PLC	1,620,250	3,950
Wolseley PLC	74,350	1,565
United States (1.5%)
iShares MSCI EAFE Index Fund	68,000	3,557
Total Common Stocks (cost: $208,393)		225,857
	Principal	Value
SECURITY LENDING COLLATERAL ( 7.5%)
Debt (6.6%)
Bank Notes (0.4%)
Bank of America 3.27%, due 07/18/2005 (c) $169 $169 3.27%, due 08/30/2005 (c)	197	197
Bear Stearns & Co. 3.57%, due 09/08/2005 (c) 254 254 3.57%, due 12/06/2005 (c)	85	85
Credit Suisse First Boston Corp. 3.15%, due 09/09/2005 (c) 85 85 3.44%, due 03/10/2006 (c)	85	85

	Principal	Value
Certificates of Deposit (0.1%)
Canadian Imperial Bank of Commerce 3.40%, due 11/04/2005 (c) $92 $92 3.41%, due 05/18/2006 (c)	212	212
Commercial Paper (1.3%)
Compass Securitization–144A 3.27%, due 07/22/2005	147	147
Fairway Finance Corp.–144A 3.27%, due 07/28/2005	212	212
General Electric Capital Corp. 3.25%, due 07/08/2005	252	252
Grampian Funding LLC–144A 3.28%, due 07/13/2005	169	169
Greyhawk Funding LLC–144A 3.31%, due 08/09/2005	212	212
Jupiter Securitization Corp.–144A 3.28%, due 08/02/2005	422	422
Morgan Stanley Dean Witter & Co. 3.52%, due 12/07/2005 (c) 551 551 3.51%, due 12/09/2005 (c)	534	534
Park Avenue Receivables Corp.–144A 3.23%, due 07/20/2005	94	94
Preferred Receivables Corp.–144A 3.28%, due 07/08/2005	241	241
Ranger Funding Co LLC–144A 3.26%, due 07/07/2005	85	85
Euro Dollar Overnight (0.8%)
Bank of Montreal 3.01%, due 07/01/2005	390	390
BNP Paribas 3.00%, due 07/01/2005	231	231
Calyon 3.09%, due 07/01/2005 204 204 3.31%, due 07/01/2005	212	212
Fortis Bank 3.11%, due 07/05/2005 29 29 3.27%, due 07/07/2005	212	212
National Australia Bank 3.38%, due 07/01/2005 424 424 3.26%, due 07/06/2005	39	39
Rabobank Nederland 3.35%, due 07/01/2005	212	212
Euro Dollar Terms (2.0%)
ABN Amro Bank NV 3.25%, due 08/05/2005	169	169
Bank of Nova Scotia 3.11%, due 07/11/2005 296 296 3.16%, due 07/15/2005	212	212

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

3

American Century International

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2005
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
Euro Dollar Terms (continued)
Barclays 3.16%, due 07/14/2005 $127 $127 3.25%, due 07/27/2005	254	254
Citigroup 3.09%, due 07/22/2005	153	153
Dexia Group 3.21%, due 07/20/2005 169 169 3.24%, due 07/21/2005	133	133
First Tennessee National Corp. 3.22%, due 08/09/2005	42	42
Fortis Bank 3.25%, due 08/04/2005	4	4
HBOS Halifax Bank of Scotland 3.15%, due 08/08/2005	85	85
Nordea Bank Finland PLC (NY Branch) 3.24%, due 08/03/2005	169	169
Rabobank Nederland 3.25%, due 08/08/2005	212	212
Royal Bank of Canada 3.25%, due 08/05/2005	203	203
Royal Bank of Scotland 3.29%, due 07/12/2005 635 635 3.25%, due 08/04/2005 169 169 3.31%, due 08/09/2005	263	263
Societe Generale 3.28%, due 08/01/2005	415	415
The Bank of the West 3.27%, due 07/27/2005	27	27
Toronto Dominion Bank 3.25%, due 08/02/2005	254	254
Wells Fargo & Co. 3.27%, due 07/21/2005 344 344 3.27%, due 08/01/2005	297	297
Promissory Notes (0.0%)
Goldman Sachs Group Inc. 3.32%, due 12/28/2005	34	34

	Principal	Value
Repurchase Agreements (2.0%) (d)
Credit Suisse First Boston Corp. 3.48% Repurchase Agreement dated 06/30/2005 to be repurchased at $1,045 on 07/01/2005	$1,044	$1,044
Goldman Sachs Group, Inc. (The) 3.48% Repurchase Agreement dated 06/30/2005 to be repurchased at $2,082 on 07/01/2005	2,082	2,082
Lehman Brothers, Inc. 3.48% Repurchase Agreement dated 06/30/2005 to be repurchased at $85 on 07/01/2005	85	85
Merrill Lynch & Co. 3.48% Repurchase Agreement dated 06/30/2005 to be repurchased at $924 on 07/01/2005	924	924
Morgan Stanley Dean Witter & Co. 3.54% Repurchase Agreement dated 06/30/2005 to be repurchased at $635 on 07/01/2005	635	635
	Shares	Value
Investment Companies (0.9%)
Money Market Funds (0.9%)
American Beacon Funds 1-day yield of 3.18%	226,713	$227
Barclays Global Investors Institutional Money Market Fund 1-day yield of 3.25%	929,411	929
Goldman Sachs Financial Square Prime Obligations Fund 1-day yield of 3.08%	13,770	14
Merrimac Cash Fund, Premium Class 1-day yield of 3.04% (e)	869,875	870
Total Security Lending Collateral (cost: $17,527)		17,527
Total Investment Securities (cost: $227,219)		$245,069
SUMMARY:
Investments, at value	105.4%	245,069
Liabilities in excess of other assets	(5.4)%	(12,618)
Net assets	100.0%	$232,451

NOTES TO SCHEDULE OF INVESTMENTS:

(a)  At June 30, 2005, all or a portion of this security is on loan (see Note 1). The value at June 30, 2005, of all securities on loan is $16,653.

(b)  No dividends were paid during the preceding twelve months.

(c)  Floating or variable rate note. Rate is listed as of June 30, 2005.

(d)  Cash collateral for the Repurchase Agreements, valued at $4,866, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00%–10.325% and 9/15/2005–12/31/2049, respectively.

(e)  Regulated investment company advised by Investors Bank and Trust Co. ("IBT"). IBT is also the accounting, custody and lending agent for the Fund.

DEFINITIONS:

144A  144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2005, these securities aggregated $1,582 or 0.7% of the net assets of the Fund.

ADR  American Depositary Receipt

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

4

American Century International

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2005
(all amounts except share amounts in thousands)
(unaudited)

	Percentage of Net Assets	Value
INVESTMENTS BY INDUSTRY:
Commercial Banks	14.9%	$34,527
Pharmaceuticals	11.2%	25,948
Telecommunications	6.9%	16,014
Petroleum Refining	5.8%	13,564
Food & Kindred Products	4.4%	10,294
Chemicals & Allied Products	2.9%	6,782
Electric Services	2.8%	6,490
Oil & Gas Extraction	2.4%	5,583
Instruments & Related Products	2.4%	5,537
Construction	2.3%	5,410
Life Insurance	2.3%	5,406
Beer, Wine & Distilled Beverages	2.3%	5,262
Industrial Machinery & Equipment	1.9%	4,493
Medical Instruments & Supplies	1.9%	4,356
Engineering & Management Services	1.7%	4,023
Insurance	1.6%	3,637
Food Stores	1.5%	3,565
Investment Companies	1.5%	3,557
Rubber & Misc. Plastic Products	1.5%	3,443
Metal Mining	1.5%	3,403
Wholesale Trade Nondurable Goods	1.3%	3,105
Printing & Publishing	1.3%	3,007
Automotive	1.2%	2,767
Radio & Television Broadcasting	1.2%	2,748
Communications Equipment	1.1%	2,551
Business Credit Institutions	1.1%	2,523
Security & Commodity Brokers	1.1%	2,504
Drug Stores & Proprietary Stores	1.1%	2,442
Radio, Television & Computer Stores	1.0%	2,360
Railroads	1.0%	2,315
Department Stores	1.0%	2,297
Metal Cans & Shipping Containers	1.0%	2,294
Gas Production & Distribution	1.0%	2,239
Air Transportation	0.9%	2,168
Hotels & Other Lodging Places	0.9%	2,164
Stone, Clay & Glass Products	0.9%	2,162
Shoe Stores	0.9%	2,142
Computer & Data Processing Services	0.8%	1,941
Amusement & Recreation Services	0.8%	1,920
Retail Trade	0.7%	1,685
Wholesale Trade Durable Goods	0.7%	1,565
Personal Credit Institutions	0.7%	1,557
Holding & Other Investment Offices	0.6%	1,499

	Percentage of Net Assets	Value
Electronic Components & Accessories	0.6%	$1,419
Public Administration	0.6%	1,288
Textile Mill Products	0.5%	1,115
Tobacco Products	0.2%	471
Investments, at value	97.9%	227,542
Short-term investments	7.5%	17,527
Liabilities in excess of other assets	(5.4)%	(12,618)
Net assets	100.0%	$232,451

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

5

American Century International

STATEMENT OF ASSETS AND LIABILITIES
At June 30, 2005
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
Investment securities, at value (cost: $227,219) (including securities loaned of $16,653)	$245,069
Cash	9,414
Foreign cash at value (identified cost $156)	155
Receivables:
Investment securities sold	2,235
Shares sold	157
Interest	35
Dividends	728
Dividend reclaims receivable	112
257,905
Liabilities:
Investment securities purchased	3,770
Accounts payable and accrued liabilities:
Shares redeemed	3,939
Management and advisory fees	178
Service fees	1
Payable for collateral for securities on loan	17,527
Other	39
25,454
Net Assets	$232,451
Net Assets Consist of:
Capital stock, 100,000 shares authorized ($.01 par value)	$273
Additional paid-in capital	176,092
Undistributed net investment income (loss)	2,849
Undistributed net realized gain (loss) from investment securities and foreign currency transactions	35,413
Net unrealized appreciation (depreciation) on: Investment securities	17,850
Translation of assets and liabilites denominated in foreign currencies	(26)
Net Assets	$232,451
Net Assets by Class:
Initial Class	$229,561
Service Class	2,890
Shares Outstanding:
Initial Class	26,992
Service Class	341
Net Asset Value and Offering Price Per Share:
Initial Class	$8.50
Service Class	8.47

STATEMENT OF OPERATIONS
For the period ended June 30, 2005
(all amounts in thousands)
(unaudited)

Investment Income:
Interest	$57
Dividends	3,940
Income from loaned securities–net	123
Less withholding taxes on foreign dividends	(363)
3,757
Expenses:
Management and advisory fees	1,080
Printing and shareholder reports	45
Custody fees	100
Administration fees	24
Legal fees	1
Audit fees	9
Trustees fees	4
Other	1
Service fees:
Service Class	3
Total expenses	1,267
Net Investment Income (Loss)	2,490
Net Realized Gain (Loss) from:
Investment securities	18,312
Foreign currency transactions	(678)
17,634
Net Increase (Decrease) in Unrealized Appreciation (Depreciation) on:
Investment securities	(23,115)
Translation of assets and liabilities denominated in foreign currencies	(29)
(23,144)
Net Gain (Loss) on Investments and Foreign Currency Transactions	(5,510)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(3,020)

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

6

American Century International

STATEMENTS OF CHANGES IN NET ASSETS
For the period or year ended
(all amounts in thousands)

	June 30, 2005 (unaudited)	December 31, 2004
Increase (Decrease) In Net Assets From:
Operations:
Net investment income (loss)	$2,490	$1,985
Net realized gain (loss) from investment securities and foreign currency transactions	17,634	41,749
Net unrealized appreciation (depreciation) on investment securities and foreign currency translation	(23,144)	(9,333)
	(3,020)	34,401
Capital Share Transactions:
Proceeds from shares sold:
Initial Class	21,121	37,365
Service Class	1,154	3,647
	22,275	41,012
Cost of shares redeemed:
Initial Class	(24,514)	(139,065)
Service Class	(454)	(2,361)
	(24,968)	(141,426)
	(2,693)	(100,414)
Net increase (decrease) in net assets	(5,713)	(66,013)
Net Assets:
Beginning of period	238,164	304,177
End of period	$232,451	$238,164
Undistributed Net Investment Income (Loss)	$2,849	$359

	June 30, 2005 (unaudited)	December 31, 2004
Share Activity:
Shares issued:
Initial Class	2,479	4,791
Service Class	137	469
	2,616	5,260
Shares redeemed:
Initial Class	(2,878)	(17,761)
Service Class	(54)	(297)
	(2,932)	(18,058)
Net increase (decrease) in shares outstanding:
Initial Class	(399)	(12,970)
Service Class	83	172
	(316)	(12,798)

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

7

American Century International

FINANCIAL HIGHLIGHTS

(unaudited for the period ended June 30, 2005)

		For a share outstanding throughout each period (a)
		Net Asset	Investment Operations			Distributions			Net Asset
	For the Period Ended (b)	Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total Operations	From Net Investment Income	From Net Realized Gains	Total Distributions	Value, End of Period
Initial Class	6/30/2005	$8.61	$0.09	$(0.20)	$(0.11)	$–	$–	$–	$8.50
	12/31/2004	7.53	0.05	1.03	1.08	–	–	–	8.61
	12/31/2003	6.01	0.04	1.48	1.52	–	–	–	7.53
	12/31/2002	7.65	0.01	(1.63)	(1.62)	(0.02)	–	(0.02)	6.01
	12/31/2001	10.34	0.07	(2.45)	(2.38)	(0.28)	(0.03)	(0.31)	7.65
	12/31/2000	14.28	0.04	(2.15)	(2.11)	(0.19)	(1.64)	(1.83)	10.34
Service Class	6/30/2005	8.59	0.08	(0.20)	(0.12)	–	–	–	8.47
	12/31/2004	7.52	0.03	1.04	1.07	–	–	–	8.59
	12/31/2003	5.91	(0.02)	1.63	1.61	–	–	–	7.52

			Ratios/Supplemental Data
	For the Period	Total	Net Assets, End of Period	Ratio of Expenses to Average Net Assets (f)				Net Investment Income (Loss) to Average	Portfolio Turnover
	Ended (b)	Return (c)(g)	(000's)	Net (d)		Total (e)		Net Assets (f)	Rate (g)
Initial Class	6/30/2005	(1.28)%	$229,561	1.08%		1.08%		2.11%	58%
	12/31/2004	14.34	235,949	1.09		1.09		0.70	125
	12/31/2003	25.29	303,527	1.14	(h)	1.14	(h)	0.58	219
	12/31/2002	(21.18)	107,761	1.49		1.78		0.23	261
	12/31/2001	(23.44)	29,985	1.20		1.63		0.78	154
	12/31/2000	(14.99)	36,651	1.30		1.66		0.29	112
Service Class	6/30/2005	(1.40)	2,890	1.33		1.33		1.92	58
	12/31/2004	14.23	2,215	1.35		1.35		0.40	125
	12/31/2003	27.24	650	1.39		1.39		(0.51)	219

NOTES TO FINANCIAL HIGHLIGHTS

(a)  Per share information is calculated based on average number of shares outstanding.

(b)  American Century International (the "Fund") share classes commenced operations as follows:

Initial Class – January 2, 1997

Service Class – May 1, 2003

(c)  Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.

(d)  For the period ended June 30, 2005 and for the years ended December 31, 2004 and December 31, 2003, Ratio of Net Expenses to Average Net Assets is net of fee waivers and reimbursements by the investment adviser, if any (see note 2). For the year ended December 31, 2002, Ratio of Net Expenses to Average Net Assets is net of fees paid indirectly. For the year ended December 31, 2001 and prior years, Ratio of Net Expenses to Average Net Assets is net of fees paid indirectly and credits allowed by the custodian.

(e)  Ratio of Total Expenses to Average Net Assets includes all expenses before fee waivers and reimbursements by the investment adviser.

(f)  Annualized.

(g)  Not annualized for periods of less than one year.

(h)  The impact of recaptured expenses on the Ratio of Expenses to Average Net Assets was 0.14% for the period ended December 31, 2003.

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

8

American Century International

NOTES TO FINANCIAL STATEMENTS
At June 30, 2005
(all amounts in thousands)
(unaudited)

NOTE 1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The AEGON/Transamerica Series Trust ("ATST") is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. ATST serves as a funding vehicle for variable life insurance, variable annuity and group annuity products. American Century International ("the Fund"), part of ATST, began operations on January 2, 1997.

Effective May 1, 2005, AEGON/Transamerica Series Fund, Inc. changed its name to AEGON/Transamerica Series Trust.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties, which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

See the Prospectus and Statement of Additional Information for a description of the Fund's investment objective.

In preparing the Fund's financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP"), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following policies were consistently followed by the Fund, in accordance with GAAP.

Multiple class operations and expenses: The Fund currently offers two classes of shares, an Initial Class and a Service Class. Income, non-class specific expenses and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

Pricing of shares: The Fund prices its shares on the basis of the net asset value of each class of shares of the Fund, which is determined as of the close of the New York Stock Exchange ("NYSE") (generally 4:00 p.m. Eastern Time) on each day on which the NYSE is open for trading.

Security valuations: Fund investments traded on an exchange are valued at the closing price on the day of valuation on the exchange where the security is principally traded. With respect to securities traded on the NASDAQ/NMS, such closing price may be the last reported sales price or the NASDAQ official closing price.

Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last quoted bid price.

Debt securities are valued by independent pricing services at the last quoted bid price; however, those that mature in sixty days or less are valued at amortized cost, which approximates market.

Investment company securities are valued at net asset value of the underlying portfolio.

Foreign securities generally are valued based on quotations from the primary market in which they are traded and are translated from the local currency into U.S. dollars using closing exchange rates. Many foreign securities markets are open for trading at times when the U.S. markets are closed for trading, and many foreign securities markets close for trading before the close of the NYSE. The value of foreign securities may be affected significantly on a day that the NYSE is closed and an investor is unable to purchase or redeem shares. If a significant market event impacting the value of a portfolio security (e.g., natural disaster, company announcement, market volatility) occurs subsequent to the close of trading in the security, but prior to the calculation of the Fund's net asset value per share, market quotations for that security may be determined to be unreliable and, accordingly, not "readily available." If market quotations are not readily available, and the impact of such a significant market event materially effects the net asset value per share of the Fund, an affected portfolio security will be valued at fair market value as determined in good faith using guidelines adopted by the Board of Trustees of the Fund, under the supervision of the Fund's Valuation Committee. Factors that may be considered to value foreign securities at fair market value may include, among others: the value of other securities traded on other markets, foreign currency exchange activity and the trading of financial products tied to foreign securities.

Other securities for which quotations are not readily available are valued at fair market value as determined in good faith using guidelines adopted by the Board of Trustees, under the supervision of the Fund's Valuation Committee. These guidelines may include: the type of security; any restrictions on its resale; financial or business news of the issuer; similar or related securities that are actively trading; related corporate actions; and other significant events occurring after the close of trading in the security.

Cash: The Fund may leave cash overnight in its cash account with the custodian, Investors Bank & Trust Company ("IBT"). IBT has been contracted on behalf of the Fund to invest the excess cash into a savings account, which at June 30, 2005, was paying an interest rate of 2.02%.

Throughout the six months, the Fund may have a cash overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate.

Repurchase agreements: The Fund is authorized to enter into repurchase agreements. The Fund, through IBT, receives delivery of the underlying securities, the value of which at the time of purchase is

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

9

American Century International

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2005
(all amounts in thousands)
(unaudited)

NOTE 1.–(continued)

required to be an amount equal to at least 100% of the resale price. Repurchase agreements involve the risk that the seller will fail to repurchase the security, as agreed. In that case, the Fund will bear the risk of value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Securities lending: The Fund may lend securities to enhance fund earnings from investing cash collateral in making such loans to qualified borrowers (typically broker/dealers). The Fund has engaged its custodian bank, IBT, as a lending agent to administer its securities lending program. IBT earned $53 of program income for its services. When the Fund makes a security loan, it receives cash collateral as protection against the risk that the borrower will default on the loan, and records an asset for the cash invested collateral and a liability for the return of the collateral.

Loans of securities are required to be secured by collateral at least equal to 102% of the value of the securities at inception of the loan, and not less then 100% thereafter. The Fund may invest cash collateral in short-term money market instruments including: U.S. Treasury Bills, U.S. agency obligations, commercial paper, money market mutual funds, repurchase agreements and other highly rated, liquid investments. During the life of securities loans, the collateral and securities loaned remain subject to fluctuation in value. IBT marks to market securities loaned and the collateral each business day. If additional collateral is due (at least $1), IBT collects additional cash collateral from the borrowers. Although securities loaned will be fully collateralized at all times, IBT may experience delays in, or may be prevented from, recovering the collateral on behalf of the Fund. The Fund may recall a loaned security position at any time from the borrower through IBT. In the event the borrower fails to timely return a recalled security, IBT may indemnify the Fund by purchasing replacement securities for the Fund at its own expense and claiming the collateral to fund such a purchase. IBT absorbs the loss if the collateral value is not sufficient to cover the cost of the replacement securities. If replacement securities are not available, IBT will credit the equivalent cash value to the Fund.

While a security is on loan, the Fund does not have the right to vote that security. However, if time permits, the Fund will attempt to recall a security on loan and vote the proxy.

Income from securities lending is included in the Statement of Operations. The amount of collateral and value of securities on loan are included in the Statement of Assets and Liabilities as well as in the Schedule of Investments.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Foreign currency denominated investments: The accounting records of the Fund are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the closing exchange rate each day. The cost of foreign securities is translated at the exchange rate in effect when the investment was acquired. The Fund combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include: 1) foreign currency fluctuations between trade date and settlement date of investment security transactions; 2) gains and losses on forward foreign currency contracts; and 3) the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions, including unanticipated movements in exchange currency rates, the degree of government supervision and regulation of security markets, and the possibility of political or economic instability.

Foreign capital gains taxes: The Fund may be subject to taxes imposed by countries in which it invests, with respect to its investment in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Fund accrues such taxes when the related income or capital gains are earned. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

Forward foreign currency contracts: The Fund may enter into forward foreign currency contracts to hedge against exchange rate risk arising from investments in securities denominated in foreign currencies. Contracts are valued at the contractual forward rate and are marked to market daily, with the change in value recorded as an unrealized gain or loss. When the contracts are closed a realized gain or loss is incurred. Risks may arise from changes in market value of the underlying currencies and from the possible inability of counterparties to meet the terms of their contracts.

There were no open forward foreign currency contracts at June 30, 2005.

Dividend distributions: Dividends and capital gains distributions are typically declared and reinvested annually and are generally paid and reinvested on the business day following the ex-date.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

10

American Century International

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2005
(all amounts in thousands)
(unaudited)

NOTE 2.  RELATED PARTY TRANSACTIONS

Transamerica Fund Advisors, Inc. ("TFAI") is the Fund's investment adviser. Transamerica Fund Services, Inc. ("TFS") is the Fund's administrator and transfer agent. AFSG Securities Corp. ("AFSG") is the Fund's distributor. AFSG is 100% owned by AUSA Holding Company ("AUSA"). TFAI is a directly owned subsidiary of Western Reserve Life Assurance Co. of Ohio ("WRL") (78%) and AUSA (22%). TFS is a wholly owned subsidiary of WRL (50%) and AUSA (50%). AUSA and WRL are wholly owned indirect subsidiaries of AEGON, NV, a Netherlands corporation.

Effective January 1, 2005 AEGON/Transamerica Fund Advisors, Inc. ("ATFA") was renamed Transamerica Fund Advisors, Inc. ("TFAI"); AEGON/Transamerica Fund Services, Inc. ("ATFS") and AEGON/Transamerica Investor Services, Inc. ("ATIS") merged into one entity and was renamed Transamerica Fund Services, Inc. ("TFS").

Certain officers and trustees of the Fund are also officers and/or trustees of TFAI, TFS, AFSG and WRL. No affiliated officer or trustee receives any compensation directly from the Fund.

Investment advisory fee: The Fund pays management fees to TFAI based on average daily net assets ("ANA") at the following breakpoints:

0.925% of the first $250 million of ANA
0.90% of the next $250 million of ANA
0.85% of the next $500 million of ANA
0.80% of ANA over $1 billion

TFAI has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

1.125% Expense Limit

If total fund expenses fall below the annual expense limitation agreement agreed to by the adviser within the succeeding three years, the Fund may be required to pay that adviser a portion or all of the waived advisory fees.

There are no amounts available for recapture at June 30, 2005.

Distribution and service fees: The Fund adopted a distribution plan ("Distribution Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. Pursuant to the Distribution Plan, ATST entered into a Distribution Agreement with AFSG effective May 1, 1999.

Under the Distribution Plan and Distribution Agreement on the Initial Class shares, AFSG, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund's shares, amounts equal to actual expenses associated with distributing the shares.

The Distribution Plan on the Service Class shares requires ATST to pay distribution fees to AFSG as compensation for its activities, not as reimbursement for specific expenses. The fee on the Service Class is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Fund is authorized under the 12b-1 plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%

AFSG has determined that it will not seek payment by the Fund of the distribution expenses incurred with respect to the Initial Class shares before April 30, 2006. Prior to AFSG seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Fund will pay fees relating to Service Class shares.

Administrative services: The Fund has entered into an agreement with TFS for financial and legal fund administration services, which includes such items as compliance, expenses, financial statements and other reporting, distributions, tax returns, prospectus preparation, board of trustees meeting support, transfer agency and other legal matters. The Fund pays TFS an annual fee of 0.02% of average net assets. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.

Brokerage commissions: Brokerage commissions incurred on security transactions placed with an affiliate of the sub-adviser for the six months ended June 30, 2005, were $9.

Deferred compensation plan: Each eligible Fund Trustee may elect participation in the Deferred Compensation Plan for Trustees of ATST ("the Plan"). Under the Plan, such Trustees may defer payment of a percentage of their total fees earned as a Fund Trustee. These deferred amounts may be invested in any portfolio of Transamerica IDEX Mutual Funds, an affiliate of the Fund. At June 30, 2005, the value of invested plan amount was $11. Invested plan amounts and the total liability for deferred compensation to the Trustees under the Plan at June 30, 2005, are included in Net Assets in the accompanying Statement of Assets and Liabilities.

NOTE 3.  INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the six months ended June 30, 2005, were as follows:

Purchases of securities:
Long-Term excluding U.S. Government	$134,422
U.S. Government	–
Proceeds from maturities and sales of securities:
Long-Term excluding U.S. Government	133,804
U.S. Government	–

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

11

American Century International

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2005
(all amounts in thousands)
(unaudited)

NOTE 4.  FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments for items including, but not limited to, wash sales, foreign currency transactions, PFIC's, post October loss deferral and capital loss carryforwards.

The capital loss carryforwards are available to offset future realized capital gains through the periods listed:

Capital Loss Carryforwards	Available through
$3,673	December 31, 2009
673	December 31, 2010

The aggregate cost of investments and composition of unrealized appreciation (depreciation) for federal income tax purposes as of June 30, 2005, are as follows:

Federal Tax Cost Basis	$227,342
Unrealized Appreciation	$21,728
Unrealized (Depreciation)	(4,001)
Net Unrealized Appreciation (Depreciation)	$17,727

NOTE 5.  REGULATORY PROCEEDINGS

There continues to be significant federal and state regulatory activity relating to financial services companies, particularly mutual fund companies and their investment advisers. As part of an ongoing investigation regarding potential market timing, recordkeeping and trading compliance issues and matters affecting the Fund's investment adviser, TFAI, and certain employees and affiliates of TFAI, the SEC staff has indicated that it is likely to take some action against TFAI and certain of its affiliates at the conclusion of the investigation. The potential timing and the scope of any such action is difficult to predict. Although the impact of any action brought against TFAI and/or its affiliates is difficult to assess at the present time, the Fund currently believes that the likelihood that any such action will have a material adverse impact on it is remote. It is important to note that the Fund is not aware of any allegation of wrongdoing against it and its Board at the time this semiannual report is printed. Although it is not anticipated that these developments will have an adverse impact on the Fund, there can be no assurance at this time. TFAI and its affiliates are actively working with the SEC in regard to this matter; however, the exact resolution cannot be determined at this time. TFAI will take such actions that it deems necessary or appropriate to continue providing management services to the Fund and to bring all matters to an appropriate conclusion. TFAI and/or its affiliates, and not the Fund, will bear the costs regarding these regulatory matters.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

12

American Century International

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS – REVIEW AND RENEWAL (unaudited)

At a meeting of the Board of Trustees of AEGON/Transamerica Series Trust ("ATST") held on October 6, 2004, the Board considered and approved the renewal for a one-year period of the Investment Advisory Agreement between American Century International (the "Portfolio") and Transamerica Fund Advisors, Inc. ("TFAI") as well as the Investment Sub-Advisory Agreement of the Portfolio between TFAI and American Century Global Investment Management, Inc. (the "Sub-Adviser"). In approving the renewal of these agreements, the Board concluded that the Investment Advisory and Investment Sub-Advisory Agreements enable shareholders of the Portfolio to obtain high quality services at a cost that is appropriate, reasonable, and in the best interests of shareholders based upon the following determinations, among others:

The nature, extent and quality of the advisory service to be provided. The Board considered the nature and quality of the services provided by TFAI and the Sub-Adviser to the Portfolio in the past, as well as the services anticipated to be provided in the future. The Board concluded that TFAI and the Sub-Adviser are capable of providing high quality services to the Portfolio, as indicated by TFAI's management capabilities demonstrated with respect to the Portfolio and other portfolios managed by TFAI, TFAI's management oversight process, and the professional qualifications and experience of the Sub-Adviser's portfolio management team. The Board also concluded that TFAI and the Sub-Adviser would provide the same quality and quantity of investment management and related services as before, that these services are appropriate in scope and extent in light of the Portfolio's operations, the competitive landscape of the investment company business and investor needs, and that TFAI's and the Sub-Adviser's obligations will remain the same in all respects.

The investment performance of the Portfolio. The Board concluded, based on information provided by Lipper Analytics, that the Portfolio's investment performance was acceptable, although the Board noted that the Portfolio had underperformed comparable investment companies, as represented by Lipper Analytics, as well as its benchmark index. As a consequence, the Board decided to carefully monitor the Portfolio's investment performance, and requested that Sub-Advisory personnel attend an upcoming meeting to review the Portfolio's performance with the Board, as well as the Sub-Adviser's plans to improve portfolio performance. However, on the basis of the Trustees' assessment of the nature, extent and quality of investment advisory and related services to be provided or procured by TFAI and the Sub-Adviser, the Trustees concluded that TFAI and the Sub-Adviser were capable of generating a level of long-term investment performance that is appropriate in light of the Portfolio's investment objective, policies and strategies and competitive with many other investment companies.

The cost of advisory services provided and the level of profitability. On the basis of the Board's review of the fees to be charged by TFAI and the Sub-Adviser for investment advisory and related services, TFAI's financial statements, the fees paid by TFAI to the Sub-Adviser, TFAI's estimated net management income resulting from its management of the Portfolio, the estimated profitability of TFAI's relationships with the Portfolio and ATST, and the estimated profitability of the Sub-Adviser's relationship with the Portfolio, the Board concluded that the level of investment advisory fees and the profitability is appropriate in light of the services provided, the management fees and overall expense ratios of comparable investment companies, and the anticipated profitability of the relationship between the Portfolio, TFAI and the Sub-Adviser. On the basis of comparative information supplied by Lipper Analytics, the Board concluded that the level of advisory fees is appropriate, but estimated that overall expense of the Portfolio were relatively higher than certain industry averages and undertook to monitor Portfolio expenses closely.

The extent to which economies of scale would be realized as the Portfolio grows and whether fee levels reflect these economies of scale for the benefit of Portfolio investors. The Trustees concluded that inclusion of asset-based breakpoints in the Portfolio's advisory fee schedule appropriately benefit investors by realizing economies of scale in the form of a lower advisory fee rate as the level of Portfolio assets increases. The Board also concluded that the advisory fees appropriately reflect the Portfolio's current size, the current economic environment for TFAI, and the competitive nature of the investment company market. In addition, the Board noted that it will have the opportunity to periodically re-examine whether the Portfolio has achieved economies of scale, as well as the appropriateness of advisory fees payable to TFAI and the Sub-Adviser, in the future.

Benefits (such as soft dollars) to TFAI or the Sub-Adviser from its relationship with the Portfolio. The Board concluded that other benefits derived by TFAI or the Sub-Adviser from its relationship with the Portfolio are reasonable and fair, and are consistent with industry practice and the best interests of the Portfolio and its shareholders. In this regard, the Board noted that TFAI does not realize "soft dollar" benefits from its relationship with the Portfolio, and that the Sub-Adviser engaged in "soft dollar" arrangements consistent with applicable law and "best execution" requirements.

Other considerations. The Board also determined that TFAI had made a substantial commitment to the recruitment and retention of high quality personnel, and maintained the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and its shareholders. The Trustees also concluded that TFAI had made a significant entrepreneurial commitment to the management and success of the Portfolio, reflected by TFAI's expense limitation and fee waiver arrangement with the Portfolio which, as demonstrated in the past with the Portfolio, may result in TFAI waiving a substantial amount of advisory fees for the benefit of shareholders.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

13

American Century International

SUPPLEMENTAL INFORMATION (unaudited)
RESULTS OF SHAREHOLDER PROXY

At a special meeting of shareholders held on April 19, 2005, the results of the Proposals were as follows:

Proposal 1:  Approval of an Agreement and Plan of Reorganization pursuant to which AEGON/Transamerica Series Fund, Inc. will reorganize as a Delaware statutory trust.

For	Against	Abstentions/Broker Non-Votes
25,941,068.529	1,202,550.773	795,833.526

Proposal 2:  Approval of changes to the fundamental investment restrictions of American Century International as follows:

A. Diversification	For	Against	Abstentions/Broker Non-Votes
	26,513,517.165	1,400,997.598	24,938.065
B. Borrowing	For	Against	Abstentions/Broker Non-Votes
	26,363,607.923	1,550,906.840	24,938.065
C. Senior Securities	For	Against	Abstentions/Broker Non-Votes
	26,470,953.567	1,443,561.196	24,938.065
D. Underwriting Securities	For	Against	Abstentions/Broker Non-Votes
	26,506,457.906	1,408,056.857	24,938.065
E. Real Estate	For	Against	Abstentions/Broker Non-Votes
	26,508,202.712	1,406,312.051	24,938.065
F. Making Loans	For	Against	Abstentions/Broker Non-Votes
	26,383,699.941	1,530,814.822	24,938.065
G. Concentration	For	Against	Abstentions/Broker Non-Votes
	26,494,305.382	1,420,209.381	24,938.065
H. Commodities	For	Against	Abstentions/Broker Non-Votes
	26,429,237.122	1,485,277.641	24,938.065

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

14

American Century Large Company Value

UNDERSTANDING YOUR FUND'S EXPENSES
(unaudited)

SHAREHOLDER EXPENSES

The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at January 1, 2005 and held for the entire period until June 30, 2005.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, note that the expenses shown in the table are meant to highlight your ongoing costs and do not reflect any transaction costs.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period (a)
Initial Class
Actual	$1,000.00	$997.30	0.90%	$4.46
Hypothetical (b)	1,000.00	1,020.33	0.90	4.51
Service Class
Actual	1,000.00	996.40	1.15	5.69
Hypothetical (b)	1,000.00	1,019.09	1.15	5.76

(a)  Expenses are calculated using each Fund's annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by number of days in the period (181 days), and divided by the number of days in the year (365 days).

(b)  5% return per year before expenses.

GRAPHICAL PRESENTATION OF SCHEDULE OF INVESTMENTS
By Sector
At June 30, 2005

This chart shows the percentage breakdown by sector of the Fund's total investment securities.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

1

American Century Large Company Value

SCHEDULE OF INVESTMENTS
At June 30, 2005
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
COMMON STOCKS (96.8%)
Aerospace (0.6%)
Northrop Grumman Corp.	20,300	$1,122
Apparel & Accessory Stores (0.6%)
Gap (The), Inc.	59,100	1,167
Apparel Products (1.2%)
Liz Claiborne, Inc.	29,700	1,181
V.F. Corp.	21,300	1,219
Automotive (1.8%)
General Motors Corp. (a)	30,900	1,051
Lear Corp. (a)	26,500	964
Toyota Motor Corp.–ADR	20,100	1,437
Automotive Dealers & Service Stations (0.4%)
Advance Auto Parts, Inc. (b)	13,000	839
Beverages (2.2%)
Coca-Cola Co. (The)	41,200	1,720
Molson Coors Brewing Co.–Class B	18,400	1,141
Pepsi Bottling Group, Inc.	50,200	1,436
Business Credit Institutions (3.5%)
Freddie Mac	102,300	6,673
Chemicals & Allied Products (1.1%)
PPG Industries, Inc.	32,500	2,040
Commercial Banks (17.3%)
Bank of America Corp.	140,700	6,417
Bank of New York Co., Inc. (The)	53,500	1,540
Citigroup, Inc.	189,000	8,737
JP Morgan Chase & Co.	118,900	4,200
National City Corp.	29,600	1,010
PNC Financial Services Group, Inc.	34,700	1,890
US Bancorp (a)	89,000	2,599
Wachovia Corp.	59,200	2,936
Wells Fargo & Co.	67,000	4,126
Communications Equipment (0.3%)
Avaya, Inc. (b)	59,700	497
Computer & Data Processing Services (3.1%)
Computer Sciences Corp. (b)	34,300	1,499
Fiserv, Inc. (b)	32,000	1,374
Microsoft Corp.	126,200	3,135
Computer & Office Equipment (3.0%)
Hewlett-Packard Co.	146,300	3,440
International Business Machines Corp.	32,600	2,419
Drug Stores & Proprietary Stores (0.7%)
CVS Corp.	46,800	1,360

	Shares	Value
Electric Services (1.3%)
PPL Corp.	41,000	$2,435
Electric, Gas & Sanitary Services (2.3%)
Exelon Corp. (a)	59,800	3,070
NiSource, Inc.	56,500	1,397
Electronic & Other Electric Equipment (1.8%)
General Electric Co.	63,600	2,204
Whirlpool Corp. (a)	17,100	1,199
Electronic Components & Accessories (1.9%)
Intel Corp.	58,800	1,532
Tyco International, Ltd.	71,500	2,088
Environmental Services (0.6%)
Waste Management, Inc.	44,500	1,261
Fabricated Metal Products (0.7%)
Parker Hannifin Corp.	22,200	1,377
Finance (2.9%)
SPDR Trust Series 1 (a)	47,900	5,706
Food & Kindred Products (3.7%)
Altria Group, Inc.	42,300	2,735
HJ Heinz Co.	42,400	1,502
Sara Lee Corp.	56,600	1,121
Unilever NV–NY Shares	26,500	1,718
Food Stores (1.0%)
Kroger Co. (b)	102,800	1,956
Health Services (0.4%)
HCA, Inc.	13,900	788
Industrial Machinery & Equipment (2.1%)
Deere & Co.	19,300	1,264
Dover Corp.	35,000	1,273
Ingersoll-Rand Co.–Class A	21,200	1,513
Instruments & Related Products (0.7%)
Xerox Corp. (b)	98,000	1,351
Insurance (4.3%)
Allstate Corp. (The)	47,100	2,814
American International Group, Inc.	42,700	2,481
Loews Corp.	24,900	1,930
MGIC Investment Corp.	17,000	1,109
Insurance Agents, Brokers & Service (1.7%)
Hartford Financial Services Group, Inc. (The) (a)	32,200	2,408
Marsh & McLennan Cos., Inc.	32,000	886
Life Insurance (0.7%)
Torchmark Corp.	26,400	1,378

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

2

American Century Large Company Value

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2005
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
Lumber & Wood Products (1.3%)
Weyerhaeuser Co. (a)	38,900	$2,476
Medical Instruments & Supplies (0.7%)
Baxter International, Inc.	38,600	1,432
Motion Pictures (1.6%)
Time Warner, Inc. (b)	184,800	3,088
Petroleum Refining (10.9%)
Chevron Corp.	66,600	3,724
ConocoPhillips	62,800	3,610
Exxon Mobil Corp.	143,700	8,258
Royal Dutch Petroleum Co.–NY Shares	85,700	5,562
Pharmaceuticals (4.3%)
Abbott Laboratories	48,200	2,362
Bristol-Myers Squibb Co. (a)	53,800	1,344
Johnson & Johnson	33,900	2,204
Merck & Co., Inc. (a)	27,400	844
Wyeth	34,400	1,531
Primary Metal Industries (1.0%)
Alcoa, Inc.	52,100	1,361
Nucor Corp. (a)	11,700	534
Printing & Publishing (1.8%)
Gannett Co., Inc.	30,300	2,155
RR Donnelley & Sons Co.	37,300	1,287
Railroads (0.5%)
Norfolk Southern Corp.	31,400	972
Restaurants (1.3%)
McDonald's Corp.	90,400	2,509
Rubber & Misc. Plastic Products (1.2%)
Newell Rubbermaid, Inc. (a)	56,600	1,349
Reebok International, Ltd.	24,000	1,004
Savings Institutions (1.4%)
Washington Mutual, Inc. (a)	65,200	2,653
Security & Commodity Brokers (2.9%)
Merrill Lynch & Co., Inc.	48,500	2,668
Morgan Stanley	54,700	2,870
Telecommunications (4.9%)
ALLTEL Corp. (a)	22,700	1,414
AT&T Corp.	24,500	467
BellSouth Corp. (a)	78,300	2,080
SBC Communications, Inc.	102,500	2,434
Sprint Corp. (FON Group) (a)	60,700	1,523
Verizon Communications, Inc. (a)	43,800	1,513

	Shares	Value
Variety Stores (1.1%)
Dollar General Corp.	53,900	$1,097
Wal-Mart Stores, Inc.	21,500	1,036
Total Common Stocks (cost: $179,371)		187,026
	Principal	Value
SECURITY LENDING COLLATERAL (13.5%)
Debt (11.9%)
Bank Notes (0.7%)
Bank of America
3.27%, due 07/18/2005 (c)	$252	$252
3.27%, due 08/30/2005 (c)	294	294
Bear Stearns & Co. 3.57%, due 09/08/2005 (c) 3.57%, due 12/06/2005 (c)	378 126	378 126
Credit Suisse First Boston Corp. 3.15%, due 09/09/2005 (c) 3.44%, due 03/10/2006 (c)	126 126	126 126
Certificates Of Deposit (0.2%)
Canadian Imperial Bank of Commerce 3.40%, due 11/04/2005 (c) 3.41%, due 05/18/2006 (c)	137 315	137 315
Commercial Paper (2.2%)
Compass Securitization – 144A 3.27%, due 07/22/2005	219	219
Fairway Finance Corp. – 144A 3.27%, due 07/28/2005	315	315
General Electric Capital Corp. 3.25%, due 07/08/2005	374	374
Grampian Funding LLC – 144A 3.28%, due 07/13/2005	252	252
Greyhawk Funding LLC – 144A 3.31%, due 08/09/2005	315	315
Jupiter Securitization Corp. – 144A 3.28%, due 08/02/2005	628	628
Morgan Stanley Dean Witter & Co. 3.52%, due 12/07/2005 (c) 3.51%, due 12/09/2005 (c)	820 794	820 794
Park Avenue Receivables Corp. – 144A 3.23%, due 07/20/2005	139	139
Preferred Receivables Corp. – 144A 3.28%, due 07/08/2005	359	359
Ranger Funding Co LLC – 144A 3.26%, due 07/07/2005	126	126
Euro Dollar Overnight (1.5%)
Bank of Montreal 3.01%, due 07/01/2005	581	581

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

3

American Century Large Company Value

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2005
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
Euro Dollar Overnight (continued)
BNP Paribas 3.00%, due 07/01/2005	$343	$343
Calyon 3.09%, due 07/01/2005 3.31%, due 07/01/2005	304 315	304 315
Fortis Bank 3.11%, due 07/05/2005 3.27%, due 07/07/2005	43 315	43 315
National Australia Bank 3.38%, due 07/01/2005 3.26%, due 07/06/2005	630 58	630 58
Rabobank Nederland 3.35%, due 07/01/2005	315	315
Euro Dollar Terms (3.6%)
ABN Amro Bank NV 3.25%, due 08/05/2005	252	252
Bank of Nova Scotia 3.11%, due 07/11/2005 3.16%, due 07/15/2005	440 315	440 315
Barclays 3.16%, due 07/14/2005 3.25%, due 07/27/2005	189 378	189 378
Citigroup 3.09%, due 07/22/2005	227	227
Dexia Group 3.21%, due 07/20/2005 3.24%, due 07/21/2005	252 199	252 199
First Tennessee National Corp. 3.22%, due 08/09/2005	63	63
Fortis Bank 3.25%, due 08/04/2005	6	6
HBOS Halifax Bank of Scotland 3.15%, due 08/08/2005	126	126
Nordea Bank Finland PLC (NY Branch) 3.24%, due 08/03/2005	252	252
Rabobank Nederland 3.25%, due 08/08/2005	315	315
Royal Bank of Canada 3.25%, due 08/05/2005	303	303
Royal Bank of Scotland 3.29%, due 07/12/2005 3.25%, due 08/04/2005 3.31%, due 08/09/2005	946 252 392	946 252 392
Societe Generale 3.28%, due 08/01/2005	618	618

	Principal	Value
Euro Dollar Terms (continued)
The Bank of the West 3.27%, due 07/27/2005	$41	$41
Toronto Dominion Bank 3.25%, due 08/02/2005	379	379
Wells Fargo & Co. 3.27%, due 07/21/2005 513 513 3.27%, due 08/01/2005	442	442
Promissory Notes (0.0%)
Goldman Sachs Group Inc. 3.32%, due 12/28/2005	51	51
Repurchase Agreements (3.7%) (d)
Credit Suisse First Boston Corp. 3.48%, Repurchase Agreement dated 06/30/2005 to be repurchased at $1,555 on 07/01/2005	1,554	1,554
Goldman Sachs Group, Inc. (The) 3.48%, Repurchase Agreement dated 06/30/2005 to be repurchased at $3,100 on 07/01/2005	3,099	3,099
Lehman Brothers Inc. 3.48%, Repurchase Agreement dated 06/30/2005 to be repurchased at $126 on 07/01/2005	126	126
Merrill Lynch & Co. 3.48%, Repurchase Agreement dated 06/30/2005 to be repurchased at $1,376 on 07/01/2005	1,375	1,375
Morgan Stanley Dean Witter & Co. 3.54%, Repurchase Agreement dated 06/30/2005 to be repurchased at $946 on 07/01/2005	946	946
	Shares	Value
Investment Companies (1.6%)
Money Market Funds (1.6%)
American Beacon Funds 1-day yield of 3.18%	337,416	$337
Barclays Global Investors Institutional Money Market Fund 1-day yield of 3.25%	1,383,237	1,383
Goldman Sachs Financial Square Prime Obligations Fund 1-day yield of 3.08%	20,494	20
Merrimac Cash Fund, Premium Class 1-day yield of 3.04% (e)	1,294,630	1,295
Total Security Lending Collateral (cost: $26,085)		26,085
Total Investment Securities (cost: $205,456)		$213,111
SUMMARY:
Investments, at value	110.3%	$213,111
Liabilities in excess of other assets	(10.3)%	(19,836)
Net assets	100.0%	$193,275

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

4

American Century Large Company Value

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2005
(all amounts except share amounts in thousands)
(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

(a)  At June 30, 2005, all or a portion of this security is on loan (see Note 1). The value at June 30, 2005, of all securities on loan is $25,318.

(b)  No dividends were paid during the preceding twelve months.

(c)  Floating or variable rate note. Rate is listed as of June 30, 2005.

(d)  Cash collateral for the Repurchase Agreements, valued at $7,242, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00%–10.325% and 9/15/2005–12/31/2049, respectively.

(e)  Regulated investment company advised by Investors Bank and Trust Co. ("IBT"). IBT is also the accounting, custody and lending agent for the Fund.

DEFINITIONS:

144A  144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2005, these securities aggregated $2,353 or 1.2% of the net assets of the Fund.

ADR  American Depositary Receipt

SPDR  Standard & Poor's Depository Receipts

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

5

American Century Large Company Value

STATEMENT OF ASSETS AND LIABILITIES
At June 30, 2005
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
Investment securities, at value (cost: $205,456) (including securities loaned of $25,318)	$213,111
Cash	6,514
Receivables:
Investment securities sold	409
Interest	15
Dividends	308
220,357
Liabilities:
Investment securities purchased	802
Accounts payable and accrued liabilities:
Shares redeemed	50
Management and advisory fees	136
Payable for collateral for securities on loan	26,085
Other	9
27,082
Net Assets	$193,275
Net Assets Consist of:
Capital stock, 50,000 shares authorized ($.01 par value)	$175
Additional paid-in capital	172,639
Undistributed net investment income (loss)	2,742
Undistributed net realized gain (loss) from investment securities	10,064
Net unrealized appreciation (depreciation) on investment securities	7,655
Net Assets	$193,275
Net Assets by Class:
Initial Class	$191,720
Service Class	1,555
Shares Outstanding:
Initial Class	17,377
Service Class	141
Net Asset Value and Offering Price Per Share:
Initial Class	$11.03
Service Class	11.03

STATEMENT OF OPERATIONS
For the period ended June 30, 2005
(all amounts in thousands)
(unaudited)

Investment Income:
Interest	$50
Dividends	2,246
Income from loaned securities–net	22
Less withholding taxes on foreign dividends	(31)
2,287
Expenses:
Management and advisory fees	786
Printing and shareholder reports	2
Custody fees	12
Administration fees	18
Legal fees	1
Audit fees	7
Trustees fees	3
Other	1
Service fees:
Service Class	2
Total expenses	832
Net Investment Income (Loss)	1,455
Net Realized and Unrealized Gain (Loss)
Realized Gain (Loss) from investment securities	3,155
Increase (decrease) in unrealized appreciation (depreciation) on investment securities	(5,042)
Net Gain (Loss) on Investments	(1,887)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(432)

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

6

American Century Large Company Value

STATEMENTS OF CHANGES IN NET ASSETS

For the period or year ended

(all amounts in thousands)

	June 30, 2005 (unaudited)	December 31, 2004
Increase (Decrease) in Net Assets From:
Operations:
Net investment income (loss)	$1,455	$1,292
Net realized gain (loss) from investment securities	3,155	8,353
Net unrealized appreciation (depreciation) on investment securities	(5,042)	3,794
	(432)	13,439
Distributions to Shareholders:
From net investment income:
Initial Class	–	(623)
Service Class	–	(6)
	–	(629)
Capital Share Transactions:
Proceeds from shares sold:
Initial Class	18,472	125,897
Service Class	443	1,856
	18,915	127,753
Dividends and distributions reinvested:
Initial Class	–	623
Service Class	–	6
	–	629
Cost of shares redeemed:
Initial Class	(11,786)	(13,722)
Service Class	(814)	(205)
	(12,600)	(13,927)
	6,315	114,455
Net increase (decrease) in net assets	5,883	127,265
Net Assets:
Beginning of period	187,392	60,127
End of period	$193,275	$187,392
Undistributed Net Investment Income (Loss)	$2,742	$1,287

	June 30, 2005 (unaudited)	December 31, 2004
Share Activity:
Shares issued:
Initial Class	1,693	11,948
Service Class	40	180
	1,733	12,128
Shares issued–reinvested from distributions:
Initial Class	–	64
Service Class	–	1
	–	65
Shares redeemed:
Initial Class	(1,081)	(1,361)
Service Class	(75)	(20)
	(1,156)	(1,381)
Net increase (decrease) in shares outstanding:
Initial Class	612	10,651
Service Class	(35)	161
	577	10,812

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

7

American Century Large Company Value

FINANCIAL HIGHLIGHTS
(unaudited for the period ended June 30, 2005)

		For a share outstanding throughout each period (a)
		Net Asset	Investment Operations			Distributions			Net Asset
	For the Period Ended (b)	Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total Operations	From Net Investment Income	From Net Realized Gains	Total Distributions	Value, End of Period
Initial Class	6/30/2005	$11.06	$0.09	$(0.12)	$(0.03)	$–	$–	$–	$11.03
	12/31/2004	9.81	0.17	1.18	1.35	(0.10)	–	(0.10)	11.06
	12/31/2003	7.64	0.12	2.08	2.20	(0.03)	–	(0.03)	9.81
	12/31/2002	9.48	0.06	(1.90)	(1.84)	–	–	–	7.64
	12/31/2001	10.00	0.03	(0.55)	(0.52)	–	–	–	9.48
Service Class	6/30/2005	11.07	0.07	(0.11)	(0.04)	–	–	–	11.03
	12/31/2004	9.82	0.17	1.16	1.33	(0.08)	–	(0.08)	11.07
	12/31/2003	7.90	0.08	1.85	1.93	(0.01)	–	(0.01)	9.82

			Ratios/Supplemental Data
	For the Period	Total	Net Assets, End of Period	Ratio of Expenses to Average Net Assets (f)		Net Investment Income (Loss) to Average	Portfolio Turnover
	Ended (b)	Return (c)(g)	(000's)	Net (d)	Total (e)	Net Assets (f)	Rate (g)
Initial Class	6/30/2005	(0.27)%	$191,720	0.90%	0.90%	1.57%	11%
	12/31/2004	13.91	185,445	0.97	0.97	1.67	86
	12/31/2003	28.79	59,978	1.08	1.08	1.41	62
	12/31/2002	(19.38)	34,898	1.40	1.54	0.76	94
	12/31/2001	(5.20)	6,785	1.40	5.95	0.50	47
Service Class	6/30/2005	(0.36)	1,555	1.15	1.15	1.32	11
	12/31/2004	13.61	1,947	1.22	1.22	1.66	86
	12/31/2003	24.40	149	1.31	1.31	1.39	62

NOTES TO FINANCIAL HIGHLIGHTS

(a)  Per share information is calculated based on average number of shares outstanding.

(b)  American Century Large Company Value (the "Fund") share classes commenced operations as follows:

Initial Class – May 1, 2001
  Service Class – May 1, 2003

(c)  Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.

(d)  Ratio of Net Expenses to Average Net Assets is net of fee waivers and reimbursements by the investment adviser, if any (see note 2).

(e)  Ratio of Total Expenses to Average Net Assets includes all expenses before fee waivers and reimbursements by the investment adviser.

(f)  Annualized.

(g)  Not annualized for periods of less than one year.

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

8

American Century Large Company Value

NOTES TO FINANCIAL STATEMENTS
At June 30, 2005
(all amounts in thousands)
(unaudited)

NOTE 1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The AEGON/Transamerica Series Trust ("ATST") is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. ATST serves as a funding vehicle for variable life insurance, variable annuity and group annuity products. American Century Large Company Value ("the Fund"), part of ATST, began operations on May 1, 2001.

Effective May 1, 2005, AEGON/Transamerica Series Fund, Inc. changed its name to AEGON/Transamerica Series Trust.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties, which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

See the Prospectus and Statement of Additional Information for a description of the Fund's investment objective.

In preparing the Fund's financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP"), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following policies were consistently followed by the Fund, in accordance with GAAP.

Multiple class operations and expenses: The Fund currently offers two classes of shares, an Initial Class and a Service Class. Income, non-class specific expenses and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

Pricing of shares: The Fund prices its shares on the basis of the net asset value of each class of shares of the Fund, which is determined as of the close of the New York Stock Exchange ("NYSE") (generally 4:00 p.m. Eastern Time) on each day on which the NYSE is open for trading.

Security valuations: Fund investments traded on an exchange are valued at the closing price on the day of valuation on the exchange where the security is principally traded. With respect to securities traded on the NASDAQ/NMS, such closing price may be the last reported sales price or the NASDAQ official closing price.

Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last quoted bid price.

Debt securities are valued by independent pricing services at the last quoted bid price; however, those that mature in sixty days or less are valued at amortized cost, which approximates market.

Investment company securities are valued at net asset value of the underlying portfolio.

Other securities for which quotations are not readily available are valued at fair market value as determined in good faith using guidelines adopted by the Board of Trustees, under the supervision of the Fund's Valuation Committee. These guidelines may include: the type of security; any restrictions on its resale; financial or business news of the issuer; similar or related securities that are actively trading; related corporate actions; and other significant events occurring after the close of trading in the security.

Cash: The Fund may leave cash overnight in its cash account with the custodian, Investors Bank & Trust Company ("IBT"). IBT has been contracted on behalf of the Fund to invest the excess cash into a savings account, which at June 30, 2005, was paying an interest rate of 2.02%.

Throughout the six months, the Fund may have a cash overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate.

Repurchase agreements: The Fund is authorized to enter into repurchase agreements. The Fund, through IBT, receives delivery of the underlying securities, the value of which at the time of purchase is required to be an amount equal to at least 100% of the resale price. Repurchase agreements involve the risk that the seller will fail to repurchase the security, as agreed. In that case, the Fund will bear the risk of value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Securities lending: The Fund may lend securities to enhance fund earnings from investing cash collateral in making such loans to qualified borrowers (typically broker/dealers). The Fund has engaged its custodian bank, IBT, as a lending agent to administer its securities lending program. IBT earned $9 of program income for its services. When the Fund makes a security loan, it receives cash collateral as protection against the risk that the borrower will default on the loan, and records an asset for the cash invested collateral and a liability for the return of the collateral.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

9

American Century Large Company Value

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2005
(all amounts in thousands)
(unaudited)

NOTE 1.–(continued)

Loans of securities are required to be secured by collateral at least equal to 102% of the value of the securities at inception of the loan, and not less then 100% thereafter. The Fund may invest cash collateral in short-term money market instruments including: U.S. Treasury Bills, U.S. agency obligations, commercial paper, money market mutual funds, repurchase agreements and other highly rated, liquid investments. During the life of securities loans, the collateral and securities loaned remain subject to fluctuation in value. IBT marks to market securities loaned and the collateral each business day. If additional collateral is due (at least $1), IBT collects additional cash collateral from the borrowers. Although securities loaned will be fully collateralized at all times, IBT may experience delays in, or may be prevented from, recovering the collateral on behalf of the Fund. The Fund may recall a loaned security position at any time from the borrower through IBT. In the event the borrower fails to timely return a recalled security, IBT may indemnify the Fund by purchasing replacement securities for the Fund at its own expense and claiming the collateral to fund such a purchase. IBT absorbs the loss if the collateral value is not sufficient to cover the cost of the replacement securities. If replacement securities are not available, IBT will credit the equivalent cash value to the Fund.

While a security is on loan, the Fund does not have the right to vote that security. However, if time permits, the Fund will attempt to recall a security on loan and vote the proxy.

Income from securities lending is included in the Statement of Operations. The amount of collateral and value of securities on loan are included in the Statement of Assets and Liabilities as well as in the Schedule of Investments.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income is recorded on the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Dividend distributions: Dividends and capital gains distributions are typically declared and reinvested annually and are generally paid and reinvested on the business day following the ex-date.

NOTE 2.  RELATED PARTY TRANSACTIONS

Transamerica Fund Advisors, Inc. ("TFAI") is the Fund's investment adviser. Transamerica Fund Services, Inc. ("TFS") is the Fund's administrator and transfer agent. AFSG Securities Corp. ("AFSG") is the Fund's distributor. AFSG is 100% owned by AUSA Holding Company ("AUSA"). TFAI is a directly owned subsidiary of Western Reserve Life Assurance Co. of Ohio ("WRL") (78%) and AUSA (22%). TFS is a wholly owned subsidiary of WRL (50%) and AUSA (50%). AUSA and WRL are wholly owned indirect subsidiaries of AEGON, NV, a Netherlands corporation.

Effective January 1, 2005 AEGON/Transamerica Fund Advisors, Inc. ("ATFA") was renamed Transamerica Fund Advisors, Inc. ("TFAI"); AEGON/Transamerica Fund Services, Inc. ("ATFS") and AEGON/Transamerica Investor Services, Inc. ("ATIS") merged into one entity and was renamed Transamerica Fund Services, Inc. ("TFS").

Certain officers and trustees of the Fund are also officers and/or trustees of TFAI, TFS, AFSG and WRL. No affiliated officer or trustee receives any compensation directly from the Fund.

The following schedule reflects the percentage of fund assets owned by affiliated mutual funds (i.e. through the asset allocation funds):

	Net Assets	% of Net Assets
Asset Allocation–Conservative Portfolio	$27,104	14.02%
Asset Allocation–Moderate Portfolio	99,817	51.65%
Total	$126,921	65.67%

Investment advisory fee: The Fund pays management fees to TFAI based on average daily net assets ("ANA") at the following breakpoints:

0.85% of the first $250 million of ANA
0.80% of the next $250 million of ANA
0.775 % of the next $250 million of ANA
0.70% of ANA over $750 million

TFAI has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

1.35% Expense Limit

If total fund expenses fall below the annual expense limitation agreement agreed to by the adviser within the succeeding three years, the Fund may be required to pay that adviser a portion or all of the waived advisory fees.

There were no amounts available for recapture at June 30, 2005.

Distribution and service fees: The Fund adopted a distribution plan ("Distribution Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. Pursuant to the Distribution Plan, ATST entered into a Distribution Agreement with AFSG effective May 1, 1999.

Under the Distribution Plan and Distribution Agreement on the Initial Class shares, AFSG, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund's shares, amounts equal to actual expenses associated with distributing the shares.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

10

American Century Large Company Value

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2005
(all amounts in thousands)
(unaudited)

NOTE 2.–(continued)

The Distribution Plan on the Service Class shares requires ATST to pay distribution fees to AFSG as compensation for its activities, not as reimbursement for specific expenses. The fee on the Service Class is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Fund is authorized under the 12b-1 plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%

AFSG has determined that it will not seek payment by the Fund of the distribution expenses incurred with respect to the Initial Class shares before April 30, 2006. Prior to AFSG seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Fund will pay fees relating to Service Class shares.

Administrative services: The Fund has entered into an agreement with TFS for financial and legal fund administration services, which includes such items as compliance, expenses, financial statements and other reporting, distributions, tax returns, prospectus preparation, board of trustees meeting support, transfer agency and other legal matters. The Fund pays TFS an annual fee of 0.02% of average net assets. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.

Deferred compensation plan: Each eligible Fund Trustee may elect participation in the Deferred Compensation Plan for Trustees of ATST ("the Plan"). Under the Plan, such Trustees may defer payment of a percentage of their total fees earned as a Fund Trustee. These deferred amounts may be invested in any portfolio of Transamerica IDEX Mutual Funds, an affiliate of the Fund. At June 30, 2005, the value of invested plan amounts was $9. Invested plan amounts and the total liability for deferred compensation to the Trustees under the Plan at June 30, 2005, are included in Net Assets in the accompanying Statement of Assets and Liabilities.

NOTE 3.  INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the six months ended June 30, 2005, were as follows:

Purchases of securities:
Long-Term excluding U.S. Government	$31,159
U.S. Government	–
Proceeds from maturities and sales of securities:
Long-Term excluding U.S. Government	20,643
U.S. Government	–

NOTE 4.  FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments for items including, but not limited to, wash sales and REITs.

The aggregate cost of investments and composition of unrealized appreciation (depreciation) for federal income tax purposes as of June 30, 2005, are as follows:

Federal Tax Cost Basis	$205,856
Unrealized Appreciation	$11,973
Unrealized (Depreciation)	(4,718)
Net Unrealized Appreciation (Depreciation)	$7,255

NOTE 5.  REGULATORY PROCEEDINGS

There continues to be significant federal and state regulatory activity relating to financial services companies, particularly mutual fund companies and their investment advisers. As part of an ongoing investigation regarding potential market timing, recordkeeping and trading compliance issues and matters affecting the Fund's investment adviser, TFAI, and certain employees and affiliates of TFAI, the SEC staff has indicated that it is likely to take some action against TFAI and certain of its affiliates at the conclusion of the investigation. The potential timing and the scope of any such action is difficult to predict. Although the impact of any action brought against TFAI and/or its affiliates is difficult to assess at the present time, the Fund currently believes that the likelihood that any such action will have a material adverse impact on it is remote. It is important to note that the Fund is not aware of any allegation of wrongdoing against it and its Board at the time this semiannual report is printed. Although it is not anticipated that these developments will have an adverse impact on the Fund, there can be no assurance at this time. TFAI and its affiliates are actively working with the SEC in regard to this matter; however, the exact resolution cannot be determined at this time. TFAI will take such actions that it deems necessary or appropriate to continue providing management services to the Fund and to bring all matters to an appropriate conclusion. TFAI and/or its affiliates, and not the Fund, will bear the costs regarding these regulatory matters.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

11

American Century Large Company Value

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS – REVIEW AND RENEWAL (unaudited)

At a meeting of the Board of Trustees of AEGON/Transamerica Series Trust ("ATST") held on October 6, 2004, the Board considered and approved the renewal for a one-year period of the Investment Advisory Agreement between American Century Large Company Value (the "Portfolio") and Transamerica Fund Advisors, Inc. ("TFAI") as well as the Investment Sub-Advisory Agreement of the Portfolio between TFAI and American Century Investment Management, Inc. (the "Sub-Adviser"). In approving the renewal of these agreements, the Board concluded that the Investment Advisory and Investment Sub-Advisory Agreements enable shareholders of the Portfolio to obtain high quality services at a cost that is appropriate, reasonable, and in the best interests of shareholders based upon the following determinations, among others:

The nature, extent and quality of the advisory service to be provided. The Board considered the nature and quality of the services provided by TFAI and the Sub-Adviser to the Portfolio in the past, as well as the services anticipated to be provided in the future. The Board concluded that TFAI and the Sub-Adviser are capable of providing high quality services to the Portfolio, as indicated by TFAI's management capabilities demonstrated with respect to the Portfolio and other portfolios managed by TFAI, TFAI's management oversight process, and the professional qualifications and experience of the Sub-Adviser's portfolio management team. The Board also concluded that TFAI and the Sub-Adviser would provide the same quality and quantity of investment management and related services as before, that these services are appropriate in scope and extent in light of the Portfolio's operations, the competitive landscape of the investment company business and investor needs, and that TFAI's and the Sub-Adviser's obligations will remain the same in all respects.

The investment performance of the Portfolio. The Board concluded, based in particular on information provided by Lipper Analytics, that the Portfolio's investment performance was acceptable relative to comparable portfolios over trailing one-, two- and three-year periods and to the Portfolio's benchmark index over the past year, but nevertheless decided to monitor the Portfolio's long-term performance on a regular basis. On the basis of the Trustees' assessment of the nature, extent and quality of investment advisory and related services to be provided or procured by TFAI and the Sub-Adviser, the Trustees concluded that TFAI and the Sub-Adviser were capable of generating a level of long-term investment performance that is appropriate in light of the Portfolio's investment objective, policies and strategies and competitive with many other investment companies.

The cost of advisory services provided and the level of profitability. On the basis of the Board's review of the fees to be charged by TFAI and the Sub-Adviser for investment advisory and related services, comparative information supplied by Lipper Analytics, TFAI's financial statements, the fees paid by TFAI to the Sub-Adviser, TFAI's estimated net management income resulting from its management of the Portfolio, the estimated profitability of TFAI's relationships with the Portfolio and ATST, and the estimated profitability of the Sub-Adviser's relationship with the Portfolio, the Board concluded that the level of investment advisory fees and the profitability is appropriate in light of the services provided, the management fees and overall expense ratios of comparable investment companies, and the anticipated profitability of the relationship between the Portfolio, TFAI and the Sub-Adviser, but estimated that overall expense of the Portfolio was relatively higher than certain industry averages. However, the Board noted that TFAI had recently adopted breakpoints with respect to the advisory fees, which will lower overall expenses for the benefit of shareholders in the event of asset growth.

The extent to which economies of scale would be realized as the Portfolio grows and whether fee levels reflect these economies of scale for the benefit of Portfolio investors. The Trustees concluded that the recent inclusion of asset-based breakpoints in the Portfolio's advisory fee schedule would appropriately benefit investors by realizing economies of scale in the form of a lower advisory fee rate as the level of Portfolio assets increases. The Board also concluded that the advisory fees appropriately reflect the Portfolio's current size, the current economic environment for TFAI, and the competitive nature of the investment company market. In addition, the Board noted that it will have the opportunity to periodically re-examine whether the Portfolio has achieved economies of scale, as well as the appropriateness of advisory fees payable to TFAI and the Sub-Adviser, in the future.

Benefits (such as soft dollars) to TFAI or the Sub-Adviser from its relationship with the Portfolio. The Board concluded that other benefits derived by TFAI or the Sub-Adviser from its relationship with the Portfolio are reasonable and fair, and are consistent with industry practice and the best interests of the Portfolio and its shareholders. In this regard, the Board noted that TFAI does not realize "soft dollar" benefits from its relationship with the Portfolio, and that the Sub-Adviser engaged in "soft dollar" arrangements consistent with applicable law and "best execution" requirements.

Other considerations. The Board also determined that TFAI had made a substantial commitment to the recruitment and retention of high quality personnel, and maintained the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and its shareholders. The Trustees also concluded that TFAI had made a significant entrepreneurial commitment to the management and success of the Portfolio, reflected by TFAI's expense limitation and fee waiver arrangement with the Portfolio which, as demonstrated in the past with the Portfolio, may result in TFAI waiving a substantial amount of advisory fees for the benefit of shareholders.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

12

American Century Large Company Value

SUPPLEMENTAL INFORMATION (unaudited)
RESULTS OF SHAREHOLDER PROXY

At a special meeting of shareholders held on April 19, 2005, the results of the Proposals were as follows:

Proposal 1:  Approval of an Agreement and Plan of Reorganization pursuant to which AEGON/Transamerica Series Fund, Inc. will reorganize as a Delaware statutory trust.

For	Against	Abstentions/Broker Non-Votes
5,211,072.754	344,544.990	367,659.155

Proposal 2:  Approval of changes to the fundamental investment restrictions of American Century Large Company Value as follows:

A. Diversification	For	Against	Abstentions/Broker Non-Votes
	5,485,701.200	437,575.699	0
B. Borrowing	For	Against	Abstentions/Broker Non-Votes
	5,381,171.561	542,105.338	0
C. Senior Securities	For	Against	Abstentions/Broker Non-Votes
	5,485,701.200	437,575.699	0
D. Underwriting Securities	For	Against	Abstentions/Broker Non-Votes
	5,483,147.465	440,129.434	0
E. Real Estate	For	Against	Abstentions/Broker Non-Votes
	5,484,453.180	438,823.719	0
F. Making Loans	For	Against	Abstentions/Broker Non-Votes
	5,338,757.910	584,518.989	0
G. Concentration	For	Against	Abstentions/Broker Non-Votes
	5,470,083.359	453,193.540	0
H. Commodities	For	Against	Abstentions/Broker Non-Votes
	5,384,209.635	539,067.264	0

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

13

Asset Allocation–Conservative Portfolio

UNDERSTANDING YOUR FUND'S EXPENSES
(unaudited)

SHAREHOLDER EXPENSES

The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at January 1, 2005 and held for the entire period until June 30, 2005.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, note that the expenses shown in the table are meant to highlight your ongoing costs and do not reflect any transaction costs.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period (a)
Initial Class
Actual	$1,000.00	$1,005.00	0.14%	$0.70
Hypothetical (b)	1,000.00	1,024.10	0.14	0.70
Service Class
Actual	1,000.00	1,004.20	0.39	1.94
Hypothetical (b)	1,000.00	1,022.90	0.39	1.96

(a)  Expenses are calculated using each Fund's annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by number of days in the period (181 days), and divided by the number of days in the year (365 days).

(b)  5% return per year before expenses.

GRAPHICAL PRESENTATION OF SCHEDULE OF INVESTMENTS
By Investment Type
At June 30, 2005

This chart shows the percentage breakdown by investment type of the Fund's total investment securities.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

1

Asset Allocation–Conservative Portfolio

SCHEDULE OF INVESTMENTS
At June 30, 2005
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
INVESTMENT COMPANIES (100.0%)
Aggressive Equity (7.2%)
Munder Net50, Initial Class (a)(b)	208,226	$1,849
T. Rowe Price Small Cap, Initial Class (a)(b)	370,023	4,651
TA IDEX T. Rowe Price Health Sciences, Class I (a)(c)	567,675	6,591
Third Avenue Value, Initial Class (b)	1,257,621	28,133
Transamerica Growth Opportunities, Initial Class (a)(b)	280,718	4,040
Transamerica Small/Mid Cap Value, Initial Class (a)(b)	101,038	1,792
Capital Preservation (5.1%)
Transamerica Money Market, Initial Class (b)	33,558,616	33,559
Fixed-Income (58.9%)
MFS High Yield, Initial Class (b)	9,689,471	102,321
PIMCO Total Return, Initial Class (b)	5,726,661	65,227
TA IDEX PIMCO Real Return TIPS, Class I (c)	5,929,008	62,432
TA IDEX Transamerica Flexible Income, Class I (c)	5,282,686	50,872
TA IDEX Transamerica Short Term Bond, Class I (c)	6,573,028	64,941
TA IDEX Van Kampen Emerging Debt, Class I (c)	247,582	2,570
Transamerica Convertible Securities, Initial Class (b)	3,116,014	36,831

	Shares	Value
Growth Equity (20.3%)
American Century Large Company Value, Initial Class (b)	2,457,282	$27,104
Federated Growth & Income, Initial Class (b)	408,919	7,295
Great Companies–TechnologySM, Initial Class (a)(b)	2,001,205	7,805
Janus Growth, Initial Class (a)(b)	274,102	9,500
JP Morgan Mid Cap Value, Initial Class (b)	667,295	10,370
Marsico Growth, Initial Class (a)(b)	730,332	6,982
Salomon All Cap, Initial Class (b)	3,272	46
T. Rowe Price Equity Income, Initial Class (b)	1,270,121	26,990
TA IDEX UBS Large Cap Value, Class I (c)	2,320,626	24,668
Transamerica Equity, Initial Class (a)(b)	581,003	12,120
Specialty–Real Estate (2.1%)
Clarion Real Estate Securities, Initial Class (b)	664,679	13,320
World Equity (6.4%)
Capital Guardian Global, Initial Class (b)	1,570,139	19,799
TA IDEX Evergreen International Small Cap, Class I (a)(c)	796,650	9,106
TA IDEX Marsico International Growth, Class I (c)	1,284,829	13,054
Total Investment Companies (cost: $595,348)		653,968
Total Investment Securities (cost: $595,348)		$653,968
SUMMARY:
Investments, at value	100.0%	$653,968
Liabilities in excess of other assets	(0.0)%	(15)
Net assets	100.0%	$653,953

NOTES TO SCHEDULE OF INVESTMENTS:

(a)  No dividends were paid during the preceding twelve months.

(b)  This portfolio is part of AEGON/Transamerica Series Trust, and is an affiliate of the Fund.

(c)  This portfolio is part of Transamerica IDEX Mutual Funds and is an affiliate of the Fund.

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

2

Asset Allocation–Conservative Portfolio

STATEMENT OF ASSETS AND LIABILITIES
At June 30, 2005
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
Investment in affiliated investment companies, at value (cost: $595,348)	$653,968
Receivables:
Shares sold	619
Dividends	156
654,743
Liabilities:
Investment securities purchased	264
Accounts payable and accrued liabilities:
Shares redeemed	427
Management and advisory fees	53
Service fees	25
Other	21
790
Net Assets	$653,953
Net Assets Consist of:
Capital stock, 150,000 shares authorized ($.01 par value)	$541
Additional paid-in capital	522,887
Undistributed net investment income (loss)	20,429
Undistributed net realized gain (loss) from investment in affiliated investment companies	51,476
Net unrealized appreciation (depreciation) on investment in affiliated investment companies	58,620
Net Assets	$653,953
Net Assets by Class:
Initial Class	$526,322
Service Class	127,631
Shares Outstanding:
Initial Class	43,499
Service Class	10,564
Net Asset Value and Offering Price Per Share:
Initial Class	$12.10
Service Class	12.08

STATEMENT OF OPERATIONS
For the period ended June 30, 2005
(all amounts in thousands)
(unaudited)

Investment Income:
Dividends from affiliated investment companies	$3,274
Expenses:
Management and advisory fees	301
Printing and shareholder reports	6
Custody fees	19
Administration fees	60
Legal fees	3
Audit fees	7
Trustees fees	10
Registration fees	2
Other	3
Service fees:
Service Class	125
Total expenses	536
Net Investment Income (Loss)	2,738
Net Realized and Unrealized Gain (Loss)
Realized gain (loss) from investment in affiliated investment companies	3,821
Increase (decrease) in unrealized appreciation (depreciation) on investment in affiliated investment companies	(2,453)
Net Gain (Loss) on Investment in Affiliated Investment Companies	1,368
Net Increase (Decrease) in Net Assets Resulting from Operations	$4,106

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

3

Asset Allocation–Conservative Portfolio

STATEMENTS OF CHANGES IN NET ASSETS
For the period or year ended
(all amounts in thousands)

	June 30, 2005 (unaudited)	December 31, 2004
Increase (Decrease) in Net Assets From:
Operations:
Net investment income (loss)	$2,738	$11,287
Net realized gain (loss) from investment in affiliated investment companies and capital gain distributions	3,821	54,521
Net unrealized appreciation (depreciation) on investment in affiliated investment companies	(2,453)	(13,000)
	4,106	52,808
Distributions to Shareholders:
From net investment income:
Initial Class	–	(1,584)
Service Class	–	(42)
	–	(1,626)
From net realized gains:
Initial Class	–	(6,397)
Service Class	–	(691)
	–	(7,088)
Capital Share Transactions:
Proceeds from shares sold:
Initial Class	59,187	133,461
Service Class	52,215	70,277
	111,402	203,738
Dividends and distributions reinvested:
Initial Class	–	7,980
Service Class	–	734
	–	8,714
Cost of shares redeemed:
Initial Class	$(47,682)	$(122,685)
Service Class	(10,046)	(6,428)
	(57,728)	(129,113)
	53,674	83,339
Net increase (decrease) in net assets	57,780	127,433
Net Assets:
Beginning of period	596,173	468,740
End of period	$653,953	$596,173
Undistributed Net Investment Income (Loss)	$20,429	$17,691

	June 30, 2005 (unaudited)	December 31, 2004
Share Activity:
Shares issued:
Initial Class	4,981	11,804
Service Class	4,386	6,168
	9,367	17,972
Shares issued-reinvested from distributions:
Initial Class	–	733
Service Class	–	67
	–	800
Shares redeemed:
Initial Class	(3,993)	(10,699)
Service Class	(843)	(562)
	(4,836)	(11,261)
Net increase (decrease) in shares outstanding:
Initial Class	988	1,838
Service Class	3,543	5,673
	4,531	7,511

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

4

Asset Allocation–Conservative Portfolio

FINANCIAL HIGHLIGHTS

(unaudited for the period ended June 30, 2005)

		For a share outstanding throughout each period (a)
		Net Asset	Investment Operations				Distributions			Net Asset
	For the Period Ended (b)	Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)		Total Operations	From Net Investment Income	From Net Realized Gains	Total Distributions	Value, End of Period
Initial Class	6/30/2005	$12.04	$0.06	$–	(h)	$0.06	$–	$–	$–	$12.10
	12/31/2004	11.16	0.24	0.82		1.06	(0.03)	(0.15)	(0.18)	12.04
	12/31/2003	9.09	0.04	2.04		2.08	(0.01)	–	(0.01)	11.16
	12/31/2002	10.00	0.06	(0.97)		(0.91)	–	–	–	9.09
Service Class	6/30/2005	12.03	0.04	0.01		0.05	–	–	–	12.08
	12/31/2004	11.15	0.25	0.79		1.04	(0.01)	(0.15)	(0.16)	12.03
	12/31/2003	9.53	–	1.62		1.62	–	–	–	11.15

			Ratios/Supplemental Data
	For the Period	Total	Net Assets, End of Period	Ratio of Expenses to Average Net Assets (f)		Net Investment Income (Loss) to Average	Portfolio Turnover
	Ended (b)	Return (c)(g)	(000's)	Net (d)	Total (e)	Net Assets (f)	Rate (g)
Initial Class	6/30/2005	0.50%	$526,322	0.14%	0.14%	0.95%	3%
	12/31/2004	9.71	511,683	0.14	0.14	2.10	53
	12/31/2003	22.91	453,710	0.13	0.13	0.45	24
	12/31/2002	(9.10)	169,834	0.19	0.19	1.07	28
Service Class	6/30/2005	0.42	127,631	0.39	0.39	0.73	3
	12/31/2004	9.45	84,490	0.39	0.39	2.19	53
	12/31/2003	17.00	15,030	0.38	0.38	0.03	24

NOTES TO FINANCIAL HIGHLIGHTS

(a)  Per share information is calculated based on average number of shares outstanding.

(b)  Asset Allocation–Conservative Portfolio (the "Fund") share classes commenced operations as follows:

Initial Class – May 1, 2002
    Service Class – May 1, 2003

(c)  Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.

(d)  Ratio of Net Expenses to Average Net Assets is net of fee waivers and reimbursements by the investment adviser, if any (see note 2).

(e)  Ratio of Total Expenses to Average Net Assets includes all expenses before fee waivers and reimbursements by the investment adviser.

(f)  Annualized.

(g)  Not annualized for periods of less than one year.

(h)  Rounds to less than $0.01.

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

5

Asset Allocation–Conservative Portfolio

NOTES TO FINANCIAL STATEMENTS
At June 30, 2005
(all amounts in thousands)
(unaudited)

NOTE 1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The AEGON/Transamerica Series Trust ("ATST") is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. ATST serves as a funding vehicle for variable life insurance, variable annuity and group annuity products. Asset Allocation–Conservative Portfolio ("the Fund"), part of ATST, began operations on May 1, 2002.

Effective May 1, 2005, AEGON/Transamerica Series Fund, Inc. changed its name to AEGON/Transamerica Series Trust.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties, which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

See the Prospectus and Statement of Additional Information for a description of the Fund's investment objective.

In preparing the Fund's financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP"), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following policies were consistently followed by the Fund, in accordance with GAAP.

Multiple class operations and expenses: The Fund currently offers two classes of shares, an Initial Class and a Service Class. Income, non-class specific expenses and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

Pricing of shares: The Fund prices its shares on the basis of the net asset value of each class of shares of the Fund, which is determined as of the close of the New York Stock Exchange ("NYSE") (generally 4:00 p.m. Eastern Time) on each day on which the NYSE is open for trading.

Security valuations: The Fund's investments are valued at the net asset values of the underlying portfolios. The net asset values of the underlying portfolios are determined at the close of the NYSE (generally 4:00 p.m. eastern time) on the valuation date.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income is recorded on the ex-dividend date. Dividends and net realized gain (loss) from investment securities for the Fund are from investments in shares of affiliated investment companies.

Dividend distributions: Dividends and capital gains distributions are typically declared and reinvested annually and are generally paid and reinvested on the business day following the ex-date.

NOTE 2.  RELATED PARTY TRANSACTIONS

Transamerica Fund Advisors, Inc. ("TFAI") is the Fund's investment adviser. Transamerica Fund Services, Inc. ("TFS") is the Fund's administrator and transfer agent. AFSG Securities Corp. ("AFSG") is the Fund's distributor. AFSG is 100% owned by AUSA Holding Company ("AUSA"). TFAI is a directly owned subsidiary of Western Reserve Life Assurance Co. of Ohio ("WRL") (78%) and AUSA (22%). TFS is a wholly owned subsidiary of WRL (50%) and AUSA (50%). AUSA and WRL are wholly owned indirect subsidiaries of AEGON, NV, a Netherlands corporation.

Effective January 1, 2005 AEGON/Transamerica Fund Advisors, Inc. ("ATFA") was renamed Transamerica Fund Advisors, Inc. ("TFAI"); AEGON/Transamerica Fund Services, Inc. ("ATFS") and AEGON/Transamerica Investor Services, Inc. ("ATIS") merged into one entity and was renamed Transamerica Fund Services, Inc. ("TFS").

TFAI has entered into an agreement with Morningstar Associates, LLC to provide investment services to the Fund. TFAI compensates Morningstar Associates, LLC as described in the Prospectus.

Transamerica Investment Management , LLC and Great Companies, LLC are both affiliates of the Fund and are sub-advisers to other funds within ATST.

Certain officers and trustees of the Fund are also officers and/or trustees of TFAI, TFS, AFSG and WRL. No affiliated officer or trustee receives any compensation directly from the Fund.

At June 30, 2005, the average weighted annualized expense ratio of the underlying funds was 0.84%.

Investment advisory fee: The Fund pays management fees to TFAI based on average daily net assets ("ANA") at the following rate:

0.10% of ANA

TFAI has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

0.25% Expense Limit

If total fund expenses fall below the annual expense limitation agreement agreed to by the adviser within the succeeding three years, the Fund may be required to pay that adviser a portion or all of the waived advisory fees.

There are no amounts available for recapture at June 30, 2005.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

6

Asset Allocation–Conservative Portfolio

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2005
(all amounts in thousands)
(unaudited)

NOTE 2.–(continued)

Distribution and service fees: The Fund adopted a distribution plan ("Distribution Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. Pursuant to the Distribution Plan, ATST entered into a Distribution Agreement with AFSG effective May 1, 1999.

Under the Distribution Plan and Distribution Agreement on the Initial Class shares, AFSG, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund's shares, amounts equal to actual expenses associated with distributing the shares.

The Distribution Plan on the Service Class shares requires ATST to pay distribution fees to AFSG as compensation for its activities, not as reimbursement for specific expenses. The fee on the Service Class is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Fund is authorized under the 12b-1 plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%

AFSG has determined that it will not seek payment by the Fund of the distribution expenses incurred with respect to the Initial Class shares before April 30, 2006. Prior to AFSG seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Fund will pay fees relating to Service Class shares.

Administrative services: The Fund has entered into an agreement with TFS for financial and legal fund administration services, which includes such items as compliance, expenses, financial statements and other reporting, distributions, tax returns, prospectus preparation, board of trustees meeting support, transfer agency and other legal matters. The Fund pays TFS an annual fee of 0.02% of average net assets. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.

Deferred compensation plan: Each eligible Fund Trustee may elect participation in the Deferred Compensation Plan for Trustees of ATST ("the Plan"). Under the Plan, such Trustees may defer payment of a percentage of their total fees earned as a Fund Trustee. These deferred amounts may be invested in any portfolio of Transamerica IDEX Mutual Funds, an affiliate of the Fund. At June 30, 2005, the value of invested plan amounts was $30. Invested plan amounts and the total liability for deferred compensation to the Trustees under the Plan at June 30, 2005, are included in Net Assets in the accompanying Statement of Assets and Liabilities.

NOTE 3.  INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the six months ended June 30, 2005, were as follows:

Purchases of securities:
Long-Term excluding U.S. Government	$77,525
U.S. Government	–
Proceeds from maturities and sales of securities
Long-Term excluding U.S. Government	21,048
U.S. Government	–

NOTE 4.  FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, wash sales, and distributions from underlying investment companies.

The aggregate cost of investments and composition of unrealized appreciation (depreciation) for federal income tax purposes as of June 30, 2005, are as follows:

Federal Tax Cost Basis	$595,603
Unrealized Appreciation	$59,061
Unrealized (Depreciation)	(696)
Net Unrealized Appreciation (Depreciation)	$58,365

NOTE 5.  REGULATORY PROCEEDINGS

There continues to be significant federal and state regulatory activity relating to financial services companies, particularly mutual fund companies and their investment advisers. As part of an ongoing investigation regarding potential market timing, recordkeeping and trading compliance issues and matters affecting the Fund's investment adviser, TFAI, and certain employees and affiliates of TFAI, the SEC staff has indicated that it is likely to take some action against TFAI and certain of its affiliates at the conclusion of the investigation. The potential timing and the scope of any such action is difficult to predict. Although the impact of any action brought against TFAI and/or its affiliates is difficult to assess at the present time, the Fund currently believes that the likelihood that any such action will have a material adverse impact on it is remote. It is important to note that the Fund is not aware of any allegation of wrongdoing against it and its Board at the time this semiannual report is printed. Although it is not anticipated that these developments will have an adverse impact on the Fund, there can be no assurance at this time. TFAI and its affiliates are actively working with the SEC in regard to this matter; however, the exact resolution cannot be determined at this time. TFAI will take such actions that it deems necessary or appropriate to continue providing management services to the Fund and to bring all matters to an appropriate conclusion. TFAI and/or its affiliates, and not the Fund, will bear the costs regarding these regulatory matters.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

7

Asset Allocation–Conservative Portfolio

INVESTMENT ADVISORY AND ASSET ALLOCATION MANAGEMENT AGREEMENTS – REVIEW AND RENEWAL (unaudited)

At a meeting of the Board of Trustees of AEGON/Transamerica Series Trust ("ATST") held on October 6, 2004, the Board considered and approved the renewal for a one-year period of the Investment Advisory Agreement between Asset Allocation–Conservative Portfolio (the "Portfolio") and Transamerica Fund Advisors, Inc. ("TFAI"). Additionally, at a meeting held on March 22, 2005, the Board considered and approved for a two-year period the Asset Allocation Management Agreement of the Portfolio between TFAI and Morningstar Associates, LLC (the "Portfolio Construction Manager"). In approving these agreements, the Board concluded that the Investment Advisory Agreement and the Asset Allocation Management Agreement enable shareholders of the Portfolio to obtain high quality services at a cost that is appropriate, reasonable, and in the best interests of shareholders based upon the following determinations, among others:

The nature, extent and quality of the advisory service to be provided. The Board considered the nature and quality of the services provided by TFAI and the Portfolio Construction Manager to the Portfolio in the past, as well as the services anticipated to be provided in the future. The Board concluded that TFAI and the Portfolio Construction Manager are capable of providing high quality services to the Portfolio, as indicated by TFAI's management capabilities demonstrated with respect to the Portfolio and other portfolios managed by TFAI, TFAI's management oversight process, the professional qualifications and experience of the Portfolio Construction Manager's portfolio management team, and the Portfolio's investment performance. The Board also concluded that TFAI and the Portfolio Construction Manager would provide the same quality and quantity of investment management and related services as before, that these services are appropriate in scope and extent in light of the Portfolio's operations, the competitive landscape of the investment company business and investor needs, and that TFAI's and the Portfolio Construction Manager's obligations will remain the same in all respects.

The investment performance of the Portfolio. The Board concluded, based in particular on information provided by Lipper Analytics, that the Portfolio's investment performance was competitive or superior relative to comparable portfolios over trailing one- and two-year periods and to the Portfolio's benchmark index over the past year. On the basis of the Trustees' assessment of the nature, extent and quality of investment advisory and related services to be provided or procured by TFAI and the Portfolio Construction Manager, the Trustees concluded that TFAI and the Portfolio Construction Manager were capable of generating a level of long-term investment performance that is appropriate in light of the Portfolio's investment objective, policies and strategies and competitive with many other investment companies.

The cost of advisory services provided and the level of profitability. On the basis of the Board's review of the fees to be charged by TFAI and the Portfolio Construction Manager for investment advisory and related services, TFAI's financial statements, the fees paid by TFAI to the Portfolio Construction Manager, TFAI's estimated net management income resulting from its management of the Portfolio, the estimated profitability of TFAI's relationships with the Portfolio and ATST, and the estimated profitability of the Portfolio Construction Manager's relationship with the Portfolio, the Board concluded that the level of investment advisory fees and the profitability is appropriate in light of the services provided, the management fees and overall expense ratios of comparable investment companies, and the anticipated profitability of the relationship between the Portfolio, TFAI and the Portfolio Construction Manager. Further, on the basis of comparative information supplied by Lipper Analytics, the Board determined that the advisory fees and estimated overall expense ratio of the Portfolio were consistent with industry averages.

The extent to which economies of scale would be realized as the Portfolio grows and whether fee levels reflect these economies of scale for the benefit of Portfolio investors. Although the investment advisory fees do not reduce should Portfolio assets grow meaningfully, the Board concluded that the advisory fees appropriately reflect the Portfolio's current size, the current economic environment for TFAI, and the competitive nature of the investment company market. In addition, the Board noted that it will have the opportunity to periodically re-examine whether the Portfolio has achieved economies of scale, as well as the appropriateness of advisory fees payable to TFAI and the Portfolio Construction Manager, in the future.

Benefits (such as soft dollars) to TFAI or the Portfolio Construction Manager from its relationship with the Portfolio. The Board concluded that other benefits derived by TFAI (including any benefits derived from investment advisory fees payable to TFAI with respect to the underlying Portfolios in which the Portfolio invests) or the Portfolio Construction Manager from its relationship with the Portfolio are reasonable and fair, and are consistent with industry practice and the best interests of the Portfolio and its shareholders. In this regard, the Board noted that TFAI or the Portfolio Construction Manager do not realize "soft dollar" benefits from their relationship with the Portfolio.

Other considerations. The Board also determined that TFAI had made a substantial commitment to the recruitment and retention of high quality personnel, and maintained the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and its shareholders. The Trustees also concluded that TFAI had made a significant entrepreneurial commitment to the management and success of the Portfolio, reflected by TFAI's expense limitation and fee waiver arrangement with the Portfolio, which may result in TFAI waiving a substantial amount of advisory fees for the benefit of shareholders. The Board further concluded that the overall package of services provided by TFAI and the Portfolio Construction Manager was attractive to investors, as evidenced by the significant growth in the Portfolio's assets in the past year.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

8

Asset Allocation–Conservative Portfolio

SUPPLEMENTAL INFORMATION (unaudited)
RESULTS OF SHAREHOLDER PROXY

At a special meeting of shareholders held on April 19, 2005, the results of the Proposals were as follows:

Proposal 1:  Approval of an Agreement and Plan of Reorganization pursuant to which AEGON/Transamerica Series Fund, Inc. will reorganize as a Delaware statutory trust.

For	Against	Abstentions/Broker Non-Votes
44,077,685.214	1,982,956.509	3,533,120.097

Proposal 2:  Approval of changes to the fundamental investment restrictions of Asset Allocation–Conservative Portfolio as follows:

A. Diversification	For	Against	Abstentions/Broker Non-Votes
	47,391,866.521	2,201,895.299	0
B. Borrowing	For	Against	Abstentions/Broker Non-Votes
	47,187,377.971	2,406,383.849	0
C. Senior Securities	For	Against	Abstentions/Broker Non-Votes
	47,409,174.898	2,184,586.922	0
D. Underwriting Securities	For	Against	Abstentions/Broker Non-Votes
	47,414,639.291	2,179,122.259	0
E. Real Estate	For	Against	Abstentions/Broker Non-Votes
	47,410,346.485	2,183,415.335	0
F. Making Loans	For	Against	Abstentions/Broker Non-Votes
	47,237,637.287	2,356,124.533	0
G. Concentration	For	Against	Abstentions/Broker Non-Votes
	47,475,025.171	2,118,736.649	0
H. Commodities	For	Against	Abstentions/Broker Non-Votes
	47,414,993.902	2,178,767.918	0

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

9

Asset Allocation–Growth Portfolio

UNDERSTANDING YOUR FUND'S EXPENSES
(unaudited)

SHAREHOLDER EXPENSES

The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at January 1, 2005 and held for the entire period until June 30, 2005.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, note that the expenses shown in the table are meant to highlight your ongoing costs and do not reflect any transaction costs.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period (a)
Initial Class
Actual	$1,000.00	$1,011.60	0.14%	$0.70
Hypothetical (b)	1,000.00	1,024.10	0.14	0.70
Service Class
Actual	1,000.00	1,010.00	0.39	1.94
Hypothetical (b)	1,000.00	1,022.86	0.39	1.96

(a)  Expenses are calculated using each Fund's annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by number of days in the period (181 days), and divided by the number of days in the year (365 days).

(b)  5% return per year before expenses.

GRAPHICAL PRESENTATION OF SCHEDULE OF INVESTMENTS
By Investment Type
At June 30, 2005

This chart shows the percentage breakdown by investment type of the Fund's total investment securities.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

1

Asset Allocation–Growth Portfolio

SCHEDULE OF INVESTMENTS
At June 30, 2005
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
INVESTMENT COMPANIES (100.0%)
Aggressive Equity (17.0%)
Munder Net50, Initial Class (a)(b)	1,760,324	$15,632
TA IDEX T. Rowe Price Health Sciences, Class I (a)(c)	3,002,119	34,855
Third Avenue Value, Initial Class (b)	2,663,219	59,576
Transamerica Growth Opportunities, Initial Class (a)(b)	1,831,455	26,355
Transamerica Small/Mid Cap Value, Initial Class (a)(b)	1,511,714	26,818
Fixed-Income (2.4%)
TA IDEX Van Kampen Emerging Debt, Class I (c)	2,211,108	22,951
Growth Equity (59.0%)
Capital Guardian Value, Initial Class (b)	4,470,592	91,379
Federated Growth & Income, Initial Class (b)	514,008	9,170
Great Companies–TechnologySM, Initial Class (a)(b)	5,752,631	22,435
Janus Growth, Initial Class (a)(b)	1,047,928	36,321
Jennison Growth, Initial Class (a)(b)	4,199,074	33,761
JP Morgan Mid Cap Value, Initial Class (b)	5,475,632	85,091
Mercury Large Cap Value, Initial Class (b)	6,024,604	110,190

	Shares	Value
Growth Equity (continued)
Salomon All Cap, Initial Class (b)	3,354,432	$46,727
TA IDEX UBS Large Cap Value, Class I (c)	6,272,253	66,674
TA IDEX Van Kampen Small Cap Growth, Class I (a)(c)	2,010,366	22,416
Transamerica Equity, Initial Class (a)(b)	1,972,048	41,137
Specialty–Real Estate (2.2%)
Clarion Real Estate Securities, Initial Class (b)	1,027,273	20,586
World Equity (19.4%)
Capital Guardian Global, Initial Class (b)	5,150,354	64,946
TA IDEX Evergreen International Small Cap, Class I (a)(c)	4,399,238	50,283
TA IDEX Marsico International Growth, Class I (c)	6,916,149	70,268
Total Investment Companies (cost: $816,868)		957,571
Total Investment Securities (cost: $816,868)		$957,571
SUMMARY:
Investments, at value	100.0%	$957,571
Liabilities in excess of other assets	(0.0)%	(96)
Net assets	100.0%	$957,475

NOTES TO SCHEDULE OF INVESTMENTS:

(a)  No dividends were paid during the preceding twelve months.

(b)  This portfolio is part of AEGON/Transamerica Series Trust, and is an affiliate of the Fund.

(c)  This portfolio is part of Transamerica IDEX Mutual Funds and is an affiliate of the Fund.

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

2

Asset Allocation–Growth Portfolio

STATEMENT OF ASSETS AND LIABILITIES
At June 30, 2005
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
Investment in affiliated investment companies, at value (cost: $816,868)	$957,571
Receivables:
Shares sold	802
Dividends	46
958,419
Liabilities:
Investment securities purchased	244
Accounts payable and accrued liabilities:
Shares redeemed	558
Management and advisory fees	78
Service fees	32
Other	32
944
Net Assets	$957,475
Net Assets Consist of:
Capital stock, 150,000 shares authorized ($.01 par value)	$786
Additional paid-in capital	756,637
Undistributed net investment income (loss)	4,243
Undistributed net realized gain (loss) from investment in affiliated investment companies	55,106
Net unrealized appreciation (depreciation) on investment in affiliated investment companies	140,703
Net Assets	$957,475
Net Assets by Class:
Initial Class	$797,417
Service Class	160,058
Shares Outstanding:
Initial Class	65,387
Service Class	13,177
Net Asset Value and Offering Price Per Share:
Initial Class	$12.20
Service Class	12.15

STATEMENT OF OPERATIONS
For the period ended June 30, 2005
(all amounts in thousands)
(unaudited)

Investment Income:
Dividends from affiliated investment companies	$490
Expenses:
Management and advisory fees	445
Printing and shareholder reports	15
Custody fees	20
Administration fees	89
Legal fees	4
Audit fees	7
Trustees fees	15
Registration fees	9
Other	4
Service fees:
Service Class	170
Total expenses	778
Net Investment Income (Loss)	(288)
Net Realized and Unrealized Gain (Loss)
Realized gain (loss) from investment in affiliated investment companies	7,364
Increase (decrease) in unrealized appreciation (depreciation) on investment in affiliated investment companies	3,828
Net Gain (Loss) on Investment in Affiliated Investment Companies	11,192
Net Increase (Decrease) in Net Assets Resulting from Operations	$10,904

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

3

Asset Allocation–Growth Portfolio

STATEMENTS OF CHANGES IN NET ASSETS
For the period or year ended
(all amounts in thousands)

	June 30, 2005 (unaudited)	December 31, 2004
Increase (Decrease) in Net Assets From:
Operations:
Net investment income (loss)	$(288)	$3,009
Net realized gain (loss) from investment in affiliated investment companies	7,364	49,459
Net unrealized appreciation (depreciation) on investment in affiliated investment companies	3,828	45,866
	10,904	98,334
Distributions to Shareholders:
From net investment income:
Initial Class	–	(544)
Service Class	–	(56)
	–	(600)
From net realized gains:
Initial Class	–	(5,451)
Service Class	–	(562)
	–	(6,013)
Capital Share Transactions:
Proceeds from shares sold:
Initial Class	87,700	246,360
Service Class	47,401	102,955
	135,101	349,315
Dividends and distributions reinvested:
Initial Class	–	5,995
Service Class	–	618
	–	6,613
Cost of shares redeemed:
Initial Class	(58,261)	(76,074)
Service Class	(7,927)	(10,342)
	(66,188)	(86,416)
	68,913	269,512
Net increase (decrease) in net assets	79,817	361,233
Net Assets:
Beginning of period	877,658	516,425
End of period	$957,475	$877,658
Undistributed Net Investment Income (Loss)	$4,243	$4,531

	June 30, 2005 (unaudited)	December 31, 2004
Share Activity:
Shares issued:
Initial Class	7,377	22,381
Service Class	3,998	9,357
	11,375	31,738
Shares issued–reinvested from distributions:
Initial Class	–	585
Service Class	–	61
	–	646
Shares redeemed:
Initial Class	(4,927)	(7,037)
Service Class	(671)	(964)
	(5,598)	(8,001)
Net increase (decrease) in shares outstanding:
Initial Class	2,450	15,929
Service Class	3,327	8,454
	5,777	24,383

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

4

Asset Allocation–Growth Portfolio

FINANCIAL HIGHLIGHTS

(unaudited for the period ended June 30, 2005)

		For a share outstanding throughout each period (a)
		Net Asset	Investment Operations				Distributions			Net Asset
	For the Period Ended (b)	Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss)	Total Operations	From Net Investment Income	From Net Realized Gains	Total Distributions	Value, End of Period
Initial Class	6/30/2005	$12.06	$–	(h)	$0.14	$0.14	$–	$–	$–	$12.20
	12/31/2004	10.67	0.05		1.45	1.50	(0.01)	(0.10)	(0.11)	12.06
	12/31/2003	8.17	0.02		2.49	2.51	(0.01)	–	(0.01)	10.67
	12/31/2002	10.00	0.08		(1.91)	(1.83)	–	–	–	8.17
Service Class	6/30/2005	12.03	(0.02)		0.14	0.12	–	–	–	12.15
	12/31/2004	10.67	0.03		1.44	1.47	(0.01)	(0.10)	(0.11)	12.03
	12/31/2003	8.46	–		2.21	2.21	–	–	–	10.67

			Ratios/Supplemental Data
	For the Period	Total	Net Assets, End of Period	Ratio of Expenses to Average Net Assets (f)		Net Investment Income (Loss) to Average	Portfolio Turnover
	Ended (b)	Return (c)(g)	(000's)	Net (d)	Total (e)	Net Assets (f)	Rate (g)
Initial Class	6/30/2005	1.16%	$797,417	0.14%	0.14%	(0.03)%	3%
	12/31/2004	14.19	759,168	0.14	0.14	0.46	38
	12/31/2003	30.80	501,532	0.14	0.14	0.18	18
	12/31/2002	(18.30)	156,176	0.21	0.21	1.43	20
Service Class	6/30/2005	1.00	160,058	0.39	0.39	(0.28)	3
	12/31/2004	13.90	118,490	0.39	0.39	0.29	38
	12/31/2003	26.12	14,893	0.38	0.38	0.03	18

NOTES TO FINANCIAL HIGHLIGHTS

(a)  Per share information is calculated based on average number of shares outstanding.

(b)  Asset Allocation–Growth Portfolio (the "Fund") commenced operations on:

Initial Class – May 1, 2002
Service Class – May 1, 2003

(c)  Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.

(d)  Ratio of Net Expenses to Average Net Assets is net of fee waivers and reimbursements by the investment adviser, if any (see Note 2).

(e)  Ratio of Total Expenses to Average Net Assets includes all expenses before fee waivers and reimbursements by the investment adviser.

(f)  Annualized.

(g)  Not annualized for periods of less than one year.

(h)  Rounds to less than $0.01.

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

5

Asset Allocation–Growth Portfolio

NOTES TO FINANCIAL STATEMENTS
At June 30, 2005
(all amounts in thousands)
(unaudited)

NOTE 1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The AEGON/Transamerica Series Trust ("ATST") is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. ATST serves as a funding vehicle for variable life insurance, variable annuity and group annuity products. Asset Allocation – Growth Portfolio ("the Fund"), part of ATST, began operations on May 1, 2002.

Effective May 1, 2005, AEGON/Transamerica Series Fund, Inc. changed its name to AEGON/Transamerica Series Trust.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties, which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

See the Prospectus and Statement of Additional Information for a description of the Fund's investment objective.

In preparing the Fund's financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP"), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following policies were consistently followed by the Fund, in accordance with GAAP.

Multiple class operations and expenses: The Fund currently offers two classes of shares, an Initial Class and a Service Class. Income, non-class specific expenses and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

Pricing of shares: The Fund prices its shares on the basis of the net asset value of each class of shares of the Fund, which is determined as of the close of the New York Stock Exchange ("NYSE") (generally 4:00 p.m. Eastern Time) on each day on which the NYSE is open for trading.

Security valuations: The Fund's investments are valued at the net asset values of the underlying portfolios. The net asset values of the underlying portfolios are determined at the close of the NYSE (generally 4:00 p.m. eastern time) on the valuation date.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income is recorded on the ex-dividend date. Dividends and net realized gain (loss) from investment securities for the Fund are from investments in shares of affiliated investment companies.

Dividend distributions: Dividends and capital gains distributions are typically declared and reinvested annually and are generally paid and reinvested on the business day following the ex-date.

NOTE 2.  RELATED PARTY TRANSACTIONS

Transamerica Fund Advisors, Inc. ("TFAI") is the Fund's investment adviser. Transamerica Fund Services, Inc. ("TFS") is the Fund's administrator and transfer agent. AFSG Securities Corp. ("AFSG") is the Fund's distributor. AFSG is 100% owned by AUSA Holding Company ("AUSA"). TFAI is a directly owned subsidiary of Western Reserve Life Assurance Co. of Ohio ("WRL") (78%) and AUSA (22%). TFS is a wholly owned subsidiary of WRL (50%) and AUSA (50%). AUSA and WRL are wholly owned indirect subsidiaries of AEGON, NV, a Netherlands corporation.

Effective January 1, 2005 AEGON/Transamerica Fund Advisors, Inc. ("ATFA") was renamed Transamerica Fund Advisors, Inc. ("TFAI"); AEGON/Transamerica Fund Services, Inc. ("ATFS") and AEGON/Transamerica Investor Services, Inc. ("ATIS") merged into one entity and was renamed Transamerica Fund Services, Inc. ("TFS").

TFAI has entered into an agreement with Morningstar Associates, LLC to provide investment services to the Fund. TFAI compensates Morningstar Associates, LLC as described in the Prospectus.

Transamerica Investment Management , LLC and Great Companies, LLC are both affiliates of the Fund and are sub-advisers to other funds within ATST.

Certain officers and trustees of the Fund are also officers and/or trustees of TFAI, TFS, AFSG and WRL. No affiliated officer or trustee receives any compensation directly from the Fund.

At June 30, 2005, the average weighted annualized expense ratio of the underlying funds was 0.99%.

Investment advisory fee: The Fund pays management fees to TFAI based on average daily net assets ("ANA") at the following rate:

0.10% of ANA

TFAI has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

0.25% Expense Limit

If total fund expenses fall below the annual expense limitation agreement agreed to by the adviser within the succeeding three years, the Fund may be required to pay that adviser a portion or all of the waived advisory fees.

There are no amounts available for recapture at June 30, 2005.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

6

Asset Allocation–Growth Portfolio

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2005
(all amounts in thousands)
(unaudited)

NOTE 2.–(continued)

Distribution and service fees: The Fund adopted a distribution plan ("Distribution Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. Pursuant to the Distribution Plan, ATST entered into a Distribution Agreement with AFSG effective May 1, 1999.

Under the Distribution Plan and Distribution Agreement on the Initial Class shares, AFSG, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund's shares, amounts equal to actual expenses associated with distributing the shares.

The Distribution Plan on the Service Class shares requires ATST to pay distribution fees to AFSG as compensation for its activities, not as reimbursement for specific expenses. The fee on the Service Class is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Fund is authorized under the 12b-1 plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%

AFSG has determined that it will not seek payment by the Fund of the distribution expenses incurred with respect to the Initial Class shares before April 30, 2006. Prior to AFSG seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Fund will pay fees relating to Service Class shares.

Administrative services: The Fund has entered into an agreement with TFS for financial and legal fund administration services, which includes such items as compliance, expenses, financial statements and other reporting, distributions, tax returns, prospectus preparation, board of trustees meeting support, transfer agency and other legal matters. The Fund pays TFS an annual fee of 0.02% of average net assets. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.

Deferred compensation plan: Each eligible Fund Trustee may elect participation in the Deferred Compensation Plan for Trustees of ATST ("the Plan"). Under the Plan, such Trustees may defer payment of a percentage of their total fees earned as a Fund Trustee. These deferred amounts may be invested in any portfolio of Transamerica IDEX Mutual Funds, an affiliate of the Fund. At June 30, 2005, the value of invested plan amount was $44. Invested plan amounts and the total liability for deferred compensation to the Trustees under the Plan at June 30, 2005, are included in Net Assets in the accompanying Statement of Assets and Liabilities.

NOTE 3.  INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the six months ended June 30, 2005, were as follows:

Purchases of securities:
Long-Term excluding U.S. Government	$95,542
U.S. Government	–
Proceeds from maturities and sales of securities:
Long-Term excluding U.S. Government	26,873
U.S. Government	–

NOTE 4.  FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, wash sales and distribution reclasses from mutual funds.

The aggregate cost of investments and composition of unrealized appreciation (depreciation) for federal income tax purposes as of June 30, 2005, are as follows:

Federal Tax Cost Basis	$816,923
Unrealized Appreciation	$140,786
Unrealized (Depreciation)	(138)
Net Unrealized Appreciation (Depreciation)	$140,648

NOTE 5.  REGULATORY PROCEEDINGS

There continues to be significant federal and state regulatory activity relating to financial services companies, particularly mutual fund companies and their investment advisers. As part of an ongoing investigation regarding potential market timing, recordkeeping and trading compliance issues and matters affecting the Fund's investment adviser, TFAI, and certain employees and affiliates of TFAI, the SEC staff has indicated that it is likely to take some action against TFAI and certain of its affiliates at the conclusion of the investigation. The potential timing and the scope of any such action is difficult to predict. Although the impact of any action brought against TFAI and/or its affiliates is difficult to assess at the present time, the Fund currently believes that the likelihood that any such action will have a material adverse impact on it is remote. It is important to note that the Fund is not aware of any allegation of wrongdoing against it and its Board at the time this semiannual report is printed. Although it is not anticipated that these developments will have an adverse impact on the Fund, there can be no assurance at this time. TFAI and its affiliates are actively working with the SEC in regard to this matter; however, the exact resolution cannot be determined at this time. TFAI will take such actions that it deems necessary or appropriate to continue providing management services to the Fund and to bring all matters to an appropriate conclusion. TFAI and/or its affiliates, and not the Fund, will bear the costs regarding these regulatory matters.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

7

Asset Allocation–Growth Portfolio

INVESTMENT ADVISORY AND ASSET ALLOCATION MANAGEMENT AGREEMENTS – REVIEW AND RENEWAL (unaudited)

At a meeting of the Board of Trustees of AEGON/Transamerica Series Trust ("ATST") held on October 6, 2004, the Board considered and approved the renewal for a one-year period of the Investment Advisory Agreement between Asset Allocation–Growth Portfolio (the "Portfolio") and Transamerica Fund Advisors, Inc. ("TFAI"). Additionally, at a meeting held on March 22, 2005, the Board considered and approved for a two-year period the Asset Allocation Management Agreement of the Portfolio between TFAI and Morningstar Associates, LLC (the "Portfolio Construction Manager"). In approving these agreements, the Board concluded that the Investment Advisory Agreement and the Asset Allocation Management Agreement enable shareholders of the Portfolio to obtain high quality services at a cost that is appropriate, reasonable, and in the best interests of shareholders based upon the following determinations, among others:

The nature, extent and quality of the advisory service to be provided. The Board considered the nature and quality of the services provided by TFAI and the Portfolio Construction Manager to the Portfolio in the past, as well as the services anticipated to be provided in the future. The Board concluded that TFAI and the Portfolio Construction Manager are capable of providing high quality services to the Portfolio, as indicated by TFAI's management capabilities demonstrated with respect to the Portfolio and other portfolios managed by TFAI, TFAI's management oversight process, the professional qualifications and experience of the Portfolio Construction Manager's portfolio management team, and the Portfolio's investment performance. The Board also concluded that TFAI and the Portfolio Construction Manager would provide the same quality and quantity of investment management and related services as before, that these services are appropriate in scope and extent in light of the Portfolio's operations, the competitive landscape of the investment company business and investor needs, and that TFAI's and the Portfolio Construction Manager's obligations will remain the same in all respects.

The investment performance of the Portfolio. The Board concluded, based in particular on information provided by Lipper Analytics, that the Portfolio's investment performance was competitive or superior relative to comparable portfolios over trailing one- and two-year periods and to the Portfolio's benchmark index over the past year. On the basis of the Trustees' assessment of the nature, extent and quality of investment advisory and related services to be provided or procured by TFAI and the Portfolio Construction Manager, the Trustees concluded that TFAI and the Portfolio Construction Manager were capable of generating a level of long-term investment performance that is appropriate in light of the Portfolio's investment objective, policies and strategies and competitive with many other investment companies.

The cost of advisory services provided and the level of profitability. On the basis of the Board's review of the fees to be charged by TFAI and the Portfolio Construction Manager for investment advisory and related services, TFAI's financial statements, the fees paid by TFAI to the Portfolio Construction Manager, TFAI's estimated net management income resulting from its management of the Portfolio, the estimated profitability of TFAI's relationships with the Portfolio and ATST, and the estimated profitability of the Portfolio Construction Manager's relationship with the Portfolio, the Board concluded that the level of investment advisory fees and the profitability is appropriate in light of the services provided, the management fees and overall expense ratios of comparable investment companies, and the anticipated profitability of the relationship between the Portfolio, TFAI and the Portfolio Construction Manager. Further, on the basis of comparative information supplied by Lipper Analytics, the Board determined that the advisory fees and estimated overall expense ratio of the Portfolio were consistent with industry averages.

The extent to which economies of scale would be realized as the Portfolio grows and whether fee levels reflect these economies of scale for the benefit of Portfolio investors. Although the investment advisory fees do not reduce should Portfolio assets grow meaningfully, the Board concluded that the advisory fees appropriately reflect the Portfolio's current size, the current economic environment for TFAI, and the competitive nature of the investment company market. In addition, the Board noted that it will have the opportunity to periodically re-examine whether the Portfolio has achieved economies of scale, as well as the appropriateness of advisory fees payable to TFAI and the Portfolio Construction Manager, in the future.

Benefits (such as soft dollars) to TFAI or the Portfolio Construction Manager from its relationship with the Portfolio. The Board concluded that other benefits derived by TFAI (including any benefits derived from investment advisory fees payable to TFAI with respect to the underlying Portfolios in which the Portfolio invests) or the Portfolio Construction Manager from its relationship with the Portfolio are reasonable and fair, and are consistent with industry practice and the best interests of the Portfolio and its shareholders. In this regard, the Board noted that TFAI or the Portfolio Construction Manager do not realize "soft dollar" benefits from their relationship with the Portfolio.

Other considerations. The Board determined that TFAI had made a substantial commitment to the recruitment and retention of high quality personnel, and maintained the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and its shareholders. The Trustees also concluded that TFAI had made a significant entrepreneurial commitment to the management and success of the Portfolio, reflected by TFAI's expense limitation and fee waiver arrangement with the Portfolio, which may result in TFAI waiving a substantial amount of advisory fees for the benefit of shareholders. The Board further concluded that the overall package of services provided by TFAI and the Portfolio Construction Manager was attractive to investors, as evidenced by the significant growth in the Portfolio's assets in the past year.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

8

Asset Allocation–Growth Portfolio

SUPPLEMENTAL INFORMATION (unaudited)
RESULTS OF SHAREHOLDER PROXY

At a special meeting of shareholders held on April 19, 2005, the results of the Proposals were as follows:

Proposal 1:  Approval of an Agreement and Plan of Reorganization pursuant to which AEGON/Transamerica Series Fund, Inc. will reorganize as a Delaware statutory trust.

For	Against	Abstentions/Broker Non-Votes
65,530,267.431	3,902,997.831	3,084,446.845

Proposal 2:  Approval of changes to the fundamental investment restrictions of Asset Allocation–Growth Portfolio as follows:

A. Diversification	For	Against	Abstentions/Broker Non-Votes
	67,808,932.474	4,123,787.004	584,992.629
B. Borrowing	For	Against	Abstentions/Broker Non-Votes
	67,115,730.995	4,816,988.483	584,992.629
C. Senior Securities	For	Against	Abstentions/Broker Non-Votes
	67,663,555.116	4,269,164.362	584,992.629
D. Underwriting Securities	For	Against	Abstentions/Broker Non-Votes
	67,743,287.212	4,189,432.266	584,992.629
E. Real Estate	For	Against	Abstentions/Broker Non-Votes
	67,819,215.133	4,113,504.345	584,992.629
F. Making Loans	For	Against	Abstentions/Broker Non-Votes
	67,144,035.397	4,788,684.081	584,992.629
G. Concentration	For	Against	Abstentions/Broker Non-Votes
	67,654,010.799	4,278,708.679	584,992.629
H. Commodities	For	Against	Abstentions/Broker Non-Votes
	67,167,993.265	4,764,726.213	584,992.629

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

9

Asset Allocation–Moderate Portfolio

UNDERSTANDING YOUR FUND'S EXPENSES
(unaudited)

SHAREHOLDER EXPENSES

The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at January 1, 2005 and held for the entire period until June 30, 2005.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, note that the expenses shown in the table are meant to highlight your ongoing costs and do not reflect any transaction costs.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period (a)
Initial Class
Actual	$1,000.00	$1,005.00	0.13%	$0.65
Hypothetical (b)	1,000.00	1,024.15	0.13	0.65
Service Class
Actual	1,000.00	1,004.10	0.38	1.89
Hypothetical (b)	1,000.00	1,022.91	0.38	1.91

(a)  Expenses are calculated using each Fund's annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by number of days in the period (181 days), and divided by the number of days in the year (365 days).

(b)  5% return per year before expenses.

GRAPHICAL PRESENTATION OF SCHEDULE OF INVESTMENTS
By Investment  Type
At June 30, 2005

This chart shows the percentage breakdown by investment type of the Fund's total investment securities.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

1

Asset Allocation–Moderate Portfolio

SCHEDULE OF INVESTMENTS
At June 30, 2005
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
INVESTMENT COMPANIES (100.0%)
Aggressive Equity (13.4%)
Munder Net50, Initial Class (a)(b)	817,909	$7,263
T. Rowe Price Small Cap, Initial Class (a)(b)	2,208,716	27,764
TA IDEX T. Rowe Price Health Sciences, Class I (a)(c)	3,137,583	36,427
Third Avenue Value, Initial Class (b)	3,228,641	72,225
Transamerica Growth Opportunities, Initial Class (a)(b)	4,095,457	58,934
Transamerica Small/Mid Cap Value, Initial Class (a)(b)	2,235,235	39,653
Capital Preservation (4.2%)
Transamerica Money Market, Initial Class (b)	75,367,131	75,367
Fixed-Income (41.7%)
MFS High Yield, Initial Class (b)	21,072,984	222,531
PIMCO Total Return, Initial Class (b)	11,351,172	129,290
TA IDEX PIMCO Real Return TIPS, Class I (c)	12,079,844	127,201
TA IDEX Transamerica Conservative High-Yield Bond, Class I (c)	1,576,523	14,740
TA IDEX Transamerica Flexible Income, Class I (c)	2,256,316	21,728
TA IDEX Transamerica Short Term Bond, Class I (c)	9,207,688	90,972
TA IDEX Van Kampen Emerging Debt, Class I (c)	871,681	9,048
Transamerica Convertible Securities, Initial Class (b)	11,971,111	141,499

	Shares	Value
Growth Equity (31.7%)
American Century Large Company Value, Initial Class (b)	9,049,575	$99,817
Federated Growth & Income, Initial Class (b)	931,972	16,626
Great Companies–TechnologySM, Initial Class (a)(b)	8,024,198	31,294
Janus Growth, Initial Class (a)(b)	1,408,590	48,822
JP Morgan Mid Cap Value, Initial Class (b)	1,992,634	30,966
Marsico Growth, Initial Class (a)(b)	5,028,458	48,072
Mercury Large Cap Value, Initial Class (b)	6,039,379	110,460
Salomon All Cap, Initial Class (b)	2,145,762	29,890
T. Rowe Price Equity Income, Initial Class (b)	5,115,336	108,701
Transamerica Equity, Initial Class (a)(b)	2,423,690	50,558
Specialty–Real Estate (1.5%)
Clarion Real Estate Securities, Initial Class (b)	1,373,346	27,522
World Equity (7.5%)
Capital Guardian Global, Initial Class (b)	3,337,527	42,086
TA IDEX Evergreen International Small Cap, Class I (a)(c)	3,617,245	41,345
TA IDEX Marsico International Growth, Class I (c)	5,185,836	52,688
Total Investment Companies (cost: $1,568,703)		1,813,489
Total Investment Securities (cost: $1,568,703)		$1,813,489
SUMMARY:
Investments, at value	100.0%	$1,813,489
Liabilities in excess of other assets	(0.0)%	(149)
Net assets	100.0%	$1,813,340

NOTES TO SCHEDULE OF INVESTMENTS:

(a)  No dividends were paid during the preceding twelve months.

(b)  This portfolio is part of AEGON/Transamerica Series Trust, and is an affiliate of the Fund.

(c)  This portfolio is part of Transamerica IDEX Mutual Funds and is an affiliate of the Fund.

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

2

Asset Allocation–Moderate Portfolio

STATEMENT OF ASSETS AND LIABILITIES
At June 30, 2005
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
Investment in affiliated investment companies at value (cost: $1,568,703)	$1,813,489
Receivables:
Shares sold	2,007
Dividends	295
1,815,791
Liabilities:
Investment securities purchased	1,432
Accounts payable and accrued liabilities:
Shares redeemed	741
Management and advisory fees	147
Service fees	76
Other	55
2,451
Net Assets	$1,813,340
Net Assets Consist of:
Capital stock, 200,000 shares authorized ($.01 par value)	$1,492
Additional paid-in capital	1,449,569
Undistributed net investment income (loss)	37,574
Undistributed net realized gain (loss) from investment in affiliated investment companies	79,919
Net unrealized appreciation (depreciation) on investment in affiliated investment companies	244,786
Net Assets	$1,813,340
Net Assets by Class:
Initial Class	$1,423,874
Service Class	389,466
Shares Outstanding:
Initial Class	117,075
Service Class	32,090
Net Asset Value and Offering Price Per Share:
Initial Class	$12.16
Service Class	12.14

STATEMENT OF OPERATIONS
For the period ended June 30, 2005
(all amounts in thousands)
(unaudited)

Investment Income:
Dividends from affiliated investment companies	$4,888
Expenses:
Management and advisory fees	840
Printing and shareholder reports	14
Custody fees	28
Administration fees	168
Legal fees	7
Audit fees	7
Trustees fees	28
Registration fees	19
Other	8
Service fees:
Service Class	367
Total expenses	1,486
Net Investment Income (Loss)	3,402
Net Realized and Unrealized Gain (Loss)
Realized gain (loss) from investment in affiliated investment companies	2,486
Increase (decrease) in unrealized appreciation (depreciation) on investment in affiliated investment companies	4,624
Net Gain (Loss) on Investment in Affiliated Investment Companies	7,110
Net Increase (Decrease) in Net Assets Resulting from Operations	$10,512

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

3

Asset Allocation–Moderate Portfolio

STATEMENTS OF CHANGES IN NET ASSETS
For the period or year ended
(all amounts in thousands)

	June 30, 2005 (unaudited)	December 31, 2004
Increase (Decrease) in Net Assets From:
Operations:
Net investment income (loss)	$3,402	$22,147
Net realized gain (loss) from investment in affiliated investment companies	2,486	89,695
Net unrealized appreciation (depreciation) on investment in affiliated investment companies	4,624	46,872
	10,512	158,714
Distributions to Shareholders:
From net investment income:
Initial Class	–	(3,305)
Service Class	–	(26)
	–	(3,331)
From net realized gains:
Initial Class	–	(10,858)
Service Class	–	(1,059)
	–	(11,917)
Capital Share Transactions:
Proceeds from shares sold:
Initial Class	89,687	203,856
Service Class	168,893	192,692
	258,580	396,548
Dividends and distributions reinvested:
Initial Class	–	14,163
Service Class	–	1,085
	–	15,248
Cost of shares redeemed:
Initial Class	(78,077)	(110,306)
Service Class	(10,114)	(10,031)
	(88,191)	(120,337)
	170,389	291,459
Net increase (decrease) in net assets	180,901	434,925
Net Assets:
Beginning of period	1,632,439	1,197,514
End of period	$1,813,340	$1,632,439
Undistributed Net Investment Income (Loss)	$37,574	$34,172

	June 30, 2005 (unaudited)	December 31, 2004
Share Activity:
Shares issued:
Initial Class	7,519	18,091
Service Class	14,147	17,034
	21,666	35,125
Shares issued–reinvested from distributions:
Initial Class	–	1,321
Service Class	–	101
	–	1,422
Shares redeemed:
Initial Class	(6,538)	(9,767)
Service Class	(844)	(900)
	(7,382)	(10,667)
Net increase (decrease) in shares outstanding:
Initial Class	981	9,645
Service Class	13,303	16,235
	14,284	25,880

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

4

Asset Allocation–Moderate Portfolio

FINANCIAL HIGHLIGHTS
(unaudited for the period ended June 30, 2005)

		For a share outstanding throughout each period (a)
		Net Asset	Investment Operations			Distributions			Net Asset
	For the Period Ended (b)	Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total Operations	From Net Investment Income	From Net Realized Gains	Total Distributions	Value, End of Period
Initial Class	6/30/2005	$12.10	$0.03	$0.03	$0.06	$–	$–	$–	$12.16
	12/31/2004	10.99	0.18	1.06	1.24	(0.03)	(0.10)	(0.13)	12.10
	12/31/2003	8.81	0.04	2.15	2.19	(0.01)	–	(0.01)	10.99
	12/31/2002	10.00	0.06	(1.25)	(1.19)	–	–	–	8.81
Service Class	6/30/2005	12.09	0.01	0.04	0.05	–	–	–	12.14
	12/31/2004	10.98	0.18	1.03	1.21	– (h)	(0.10)	(0.10)	12.09
	12/31/2003	9.21	0.01	1.76	1.77	–	–	–	10.98

			Ratios/Supplemental Data
	For the Period	Total	Net Assets, End of Period	Ratio of Expenses to Average Net Assets (f)		Net Investment Income (Loss) to Average	Portfolio Turnover
	Ended (b)	Return (c)(g)	(000's)	Net (d)	Total (e)	Net Assets (f)	Rate (g)
Initial Class	6/30/2005	0.50%	$1,423,874	0.13%	0.13%	0.44%	1%
	12/31/2004	11.39	1,405,218	0.13	0.13	1.61	30
	12/31/2003	24.87	1,169,496	0.12	0.12	0.39	16
	12/31/2002	(11.90)	405,684	0.15	0.15	1.03	21
Service Class	6/30/2005	0.41	389,466	0.38	0.38	0.23	1
	12/31/2004	11.13	227,221	0.39	0.39	1.63	30
	12/31/2003	19.22	28,018	0.37	0.37	0.13	16

NOTES TO FINANCIAL HIGHLIGHTS

(a)  Per share information is calculated based on average number of shares outstanding.

(b)  Asset Allocation – Moderate Portfolio (the "Fund") commenced operations on:

      Initial Class – May 1, 2002

      Service Class – May 1, 2003

(c)  Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.

(d)  Ratio of Net Expenses to Average Net Assets is net of fee waivers and reimbursements by the investment adviser, if any (see note 2).

(e)  Ratio of Total Expenses to Average Net Assets includes all expenses before fee waivers and reimbursements by the investment adviser.

(f)  Annualized.

(g)  Not annualized for periods of less than one year.

(h)  Less than $0.01.

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

5

Asset Allocation–Moderate Portfolio

NOTES TO FINANCIAL STATEMENTS
At June 30, 2005
(all amounts in thousands)
(unaudited)

NOTE 1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The AEGON/Transamerica Series Trust ("ATST") is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. ATST serves as a funding vehicle for variable life insurance, variable annuity and group annuity products. Asset Allocation–Moderate Portfolio ("the Fund"), part of ATST, began operations on May 1, 2002.

Effective May 1, 2005, AEGON/Transamerica Series Fund, Inc. changed its name to AEGON/Transamerica Series Trust.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties, which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

See the Prospectus and Statement of Additional Information for a description of the Fund's investment objective.

In preparing the Fund's financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP"), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following policies were consistently followed by the Fund, in accordance with GAAP.

Multiple class operations and expenses: The Fund currently offers two classes of shares, an Initial Class and a Service Class. Income, non-class specific expenses and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

Pricing of shares: The Fund prices its shares on the basis of the net asset value of each class of shares of the Fund, which is determined as of the close of the New York Stock Exchange ("NYSE") (generally 4:00 p.m. Eastern Time) on each day on which the NYSE is open for trading.

Security valuations: The Fund's investments are valued at the net asset values of the underlying portfolios. The net asset values of the underlying portfolios are determined at the close of the NYSE (generally 4:00 p.m. eastern time) on the valuation date.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income is recorded on the ex-dividend date. Dividends and net realized gain (loss) from investment securities for the Fund are from investments in shares of affiliated investment companies.

Dividend distributions: Dividends and capital gains distributions are typically declared and reinvested annually and are generally paid and reinvested on the business day following the ex-date.

NOTE 2.  RELATED PARTY TRANSACTIONS

Transamerica Fund Advisors, Inc. ("TFAI") is the Fund's investment adviser. Transamerica Fund Services, Inc. ("TFS") is the Fund's administrator and transfer agent. AFSG Securities Corp. ("AFSG") is the Fund's distributor. AFSG is 100% owned by AUSA Holding Company ("AUSA"). TFAI is a directly owned subsidiary of Western Reserve Life Assurance Co. of Ohio ("WRL") (78%) and AUSA (22%). TFS is a wholly owned subsidiary of WRL (50%) and AUSA (50%). AUSA and WRL are wholly owned indirect subsidiaries of AEGON, NV, a Netherlands corporation.

Effective January 1, 2005 AEGON/Transamerica Fund Advisors, Inc. ("ATFA") was renamed Transamerica Fund Advisors, Inc. ("TFAI"); AEGON/Transamerica Fund Services, Inc. ("ATFS") and AEGON/Transamerica Investor Services, Inc. ("ATIS") merged into one entity and was renamed Transamerica Fund Services, Inc. ("TFS").

TFAI has entered into an agreement with Morningstar Associates, LLC to provide investment services to the Fund. TFAI compensates Morningstar Associates, LLC as described in the Prospectus.

Transamerica Investment Management , LLC and Great Companies, LLC are both affiliates of the Fund and are sub-advisers to other funds within ATST.

Certain officers and trustees of the Fund are also officers and/or trustees of TFAI, TFS, AFSG and WRL. No affiliated officer or trustee receives any compensation directly from the Fund.

At June 30, 2005, the average weighted annualized expense ratio of the underlying funds was 0.85%.

Investment advisory fee: The Fund pays management fees to TFAI based on average daily net assets ("ANA") at the following rate:

0.10% of ANA

TFAI has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

0.25% Expense Limit

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

6

Asset Allocation–Moderate Portfolio

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2005
(all amounts in thousands)
(unaudited)

NOTE 2.–(continued)

If total fund expenses fall below the annual expense limitation agreement agreed to by the adviser within the succeeding three years, the Fund may be required to pay that adviser a portion or all of the waived advisory fees.

There are no amounts available for recapture at June 30, 2005.

Distribution and service fees: The Fund adopted a distribution plan ("Distribution Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. Pursuant to the Distribution Plan, ATST entered into a Distribution Agreement with AFSG effective May 1, 1999.

Under the Distribution Plan and Distribution Agreement on the Initial Class shares, AFSG, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund's shares, amounts equal to actual expenses associated with distributing the shares.

The Distribution Plan on the Service Class shares requires ATST to pay distribution fees to AFSG as compensation for its activities, not as reimbursement for specific expenses. The fee on the Service Class is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Fund is authorized under the 12b-1 plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%

AFSG has determined that it will not seek payment by the Fund of the distribution expenses incurred with respect to the Initial Class shares before April 30, 2006. Prior to AFSG seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Fund will pay fees relating to Service Class shares.

Administrative services: The Fund has entered into an agreement with TFS for financial and legal fund administration services, which includes such items as compliance, expenses, financial statements and other reporting, distributions, tax returns, prospectus preparation, board of trustees meeting support, transfer agency and other legal matters. The Fund pays TFS an annual fee of 0.02% of average net assets. The legal fees on the Statement of Operations are for fees paid to external legal counsel.

Deferred compensation plan: Each eligible Fund Trustee may elect participation in the Deferred Compensation Plan for Trustees of ATST ("the Plan"). Under the Plan, such Trustees may defer payment of a percentage of their total fees earned as a Fund Trustee. These deferred amounts may be invested in any portfolio of Transamerica IDEX Mutual Funds, an affiliate of the Fund. At June 30, 2005, the value of invested plan amount was $83. Invested plan amounts and the total liability for deferred compensation to the Trustees under the Plan at June 30, 2005, are included in Net Assets in the accompanying Statement of Assets and Liabilities.

NOTE 3.  INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the six months ended June 30, 2005, were as follows:

Purchases of securities:
Long-Term excluding U.S. Government	$184,279
U.S. Government	–
Proceeds from maturities and sales of securities
Long-Term excluding U.S. Government	10,377
U.S. Government	–

NOTE 4.  FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, wash sales, net operating losses and capital loss carryforwards.

The aggregate cost of investments and composition of unrealized appreciation (depreciation) for federal income tax purposes as of June 30, 2005, are as follows:

Federal Tax Cost Basis	$1,568,907
Unrealized Appreciation	$245,344
Unrealized (Depreciation)	(762)
Net Unrealized Appreciation (Depreciation)	$244,582

NOTE 5.  REGULATORY PROCEEDINGS

There continues to be significant federal and state regulatory activity relating to financial services companies, particularly mutual fund companies and their investment advisers. As part of an ongoing investigation regarding potential market timing, recordkeeping and trading compliance issues and matters affecting the Fund's investment adviser, TFAI, and certain employees and affiliates of TFAI, the SEC staff has indicated that it is likely to take some action against TFAI and certain

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

7

Asset Allocation–Moderate Portfolio

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2005
(all amounts in thousands)
(unaudited)

NOTE 5.–(continued)

of its affiliates at the conclusion of the investigation. The potential timing and the scope of any such action is difficult to predict. Although the impact of any action brought against TFAI and/or its affiliates is difficult to assess at the present time, the Fund currently believes that the likelihood that any such action will have a material adverse impact on it is remote. It is important to note that the Fund is not aware of any allegation of wrongdoing against it and its Board at the time this semiannual report is printed. Although it is not anticipated that these developments will have an adverse impact on the Fund, there can be no assurance at this time. TFAI and its affiliates are actively working with the SEC in regard to this matter; however, the exact resolution cannot be determined at this time. TFAI will take such actions that it deems necessary or appropriate to continue providing management services to the Fund and to bring all matters to an appropriate conclusion. TFAI and/or its affiliates, and not the Fund, will bear the costs regarding these regulatory matters.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

8

Asset Allocation–Moderate Portfolio

INVESTMENT ADVISORY AND ASSET ALLOCATION MANAGEMENT AGREEMENTS – REVIEW AND RENEWAL (unaudited)

At a meeting of the Board of Trustees of AEGON/Transamerica Series Trust ("ATST") held on October 6, 2004, the Board considered and approved the renewal for a one-year period of the Investment Advisory Agreement between Asset Allocation–Moderate Portfolio (the "Portfolio") and Transamerica Fund Advisors, Inc. ("TFAI"). Additionally, at a meeting held on March 22, 2005, the Board considered and approved for a two-year period the Asset Allocation Management Agreement of the Portfolio between TFAI and Morningstar Associates, LLC (the "Portfolio Construction Manager"). In approving these agreements, the Board concluded that the Investment Advisory Agreement and the Asset Allocation Management Agreement enable shareholders of the Portfolio to obtain high quality services at a cost that is appropriate, reasonable, and in the best interests of shareholders based upon the following determinations, among others:

The nature, extent and quality of the advisory service to be provided. The Board considered the nature and quality of the services provided by TFAI and the Portfolio Construction Manager to the Portfolio in the past, as well as the services anticipated to be provided in the future. The Board concluded that TFAI and the Portfolio Construction Manager are capable of providing high quality services to the Portfolio, as indicated by TFAI's management capabilities demonstrated with respect to the Portfolio and other portfolios managed by TFAI, TFAI's management oversight process, the professional qualifications and experience of the Portfolio Construction Manager's portfolio management team, and the Portfolio's investment performance. The Board also concluded that TFAI and the Portfolio Construction Manager would provide the same quality and quantity of investment management and related services as before, that these services are appropriate in scope and extent in light of the Portfolio's operations, the competitive landscape of the investment company business and investor needs, and that TFAI's and the Portfolio Construction Manager's obligations will remain the same in all respects.

The investment performance of the Portfolio. The Board concluded, based in particular on information provided by Lipper Analytics, that the Portfolio's investment performance was competitive or superior relative to comparable portfolios over trailing one- and two-year periods and to the Portfolio's benchmark index over the past year. On the basis of the Trustees' assessment of the nature, extent and quality of investment advisory and related services to be provided or procured by TFAI and the Portfolio Construction Manager, the Trustees concluded that TFAI and the Portfolio Construction Manager were capable of generating a level of long-term investment performance that is appropriate in light of the Portfolio's investment objective, policies and strategies and competitive with many other investment companies.

The cost of advisory services provided and the level of profitability. On the basis of the Board's review of the fees to be charged by TFAI and the Portfolio Construction Manager for investment advisory and related services, TFAI's financial statements, the fees paid by TFAI to the Portfolio Construction Manager, TFAI's estimated net management income resulting from its management of the Portfolio, the estimated profitability of TFAI's relationships with the Portfolio and ATST, and the estimated profitability of the Portfolio Construction Manager's relationship with the Portfolio, the Board concluded that the level of investment advisory fees and the profitability is appropriate in light of the services provided, the management fees and overall expense ratios of comparable investment companies, and the anticipated profitability of the relationship between the Portfolio, TFAI and the Portfolio Construction Manager. Further, on the basis of comparative information supplied by Lipper Analytics, the Board determined that the advisory fees and estimated overall expense ratio of the Portfolio were consistent with industry averages.

The extent to which economies of scale would be realized as the Portfolio grows and whether fee levels reflect these economies of scale for the benefit of Portfolio investors. Although the investment advisory fees do not reduce should Portfolio assets grow meaningfully, the Board concluded that the advisory fees appropriately reflect the Portfolio's current size, the current economic environment for TFAI, and the competitive nature of the investment company market. In addition, the Board noted that it will have the opportunity to periodically re-examine whether the Portfolio has achieved economies of scale, as well as the appropriateness of advisory fees payable to TFAI and the Portfolio Construction Manager, in the future.

Benefits (such as soft dollars) to TFAI or the Portfolio Construction Manager from its relationship with the Portfolio. The Board concluded that other benefits derived by TFAI (including any benefits derived from investment advisory fees payable to TFAI with respect to the underlying Portfolios in which the Portfolio invests) or the Portfolio Construction Manager from its relationship with the Portfolio are reasonable and fair, and are consistent with industry practice and the best interests of the Portfolio and its shareholders. In this regard, the Board noted that TFAI or the Portfolio Construction Manager do not realize "soft dollar" benefits from their relationship with the Portfolio.

Other considerations. The Board determined that TFAI had made a substantial commitment to the recruitment and retention of high quality personnel, and maintained the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and its shareholders. The Trustees also concluded that TFAI had made a significant entrepreneurial commitment to the management and success of the Portfolio, reflected by TFAI's expense limitation and fee waiver arrangement with the Portfolio, which may result in TFAI waiving a substantial amount of advisory fees for the benefit of shareholders. The Board further concluded that the overall package of services provided by TFAI and the Portfolio Construction Manager was attractive to investors, as evidenced by the significant growth in the Portfolio's assets in the past year.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

9

Asset Allocation–Moderate Portfolio

SUPPLEMENTAL INFORMATION (unaudited)
RESULTS OF SHAREHOLDER PROXY

At a special meeting of shareholders held on April 19, 2005, the results of the Proposals were as follows:

Proposal 1:  Approval of an Agreement and Plan of Reorganization pursuant to which AEGON/Transamerica Series Fund, Inc. will reorganize as a Delaware statutory trust.

For	Against	Abstentions/Broker Non-Votes
127,540,151.718	3,752,235.609	5,323,376.006

Proposal 2:  Approval of changes to the fundamental investment restrictions of Asset Allocation–Moderate Portfolio as follows:

A. Diversification	For	Against	Abstentions/Broker Non-Votes
	132,100,494.266	4,515,269.067	0
B. Borrowing	For	Against	Abstentions/Broker Non-Votes
	131,632,936.725	4,982,826.608	0
C. Senior Securities	For	Against	Abstentions/Broker Non-Votes
	132,019,618.258	4,596,145.075	0
D. Underwriting Securities	For	Against	Abstentions/Broker Non-Votes
	132,058,476.405	4,557,286.928	0
E. Real Estate	For	Against	Abstentions/Broker Non-Votes
	131,873,413.834	4,742,349.499	0
F. Making Loans	For	Against	Abstentions/Broker Non-Votes
	131,611,846.221	5,003,917.112	0
G. Concentration	For	Against	Abstentions/Broker Non-Votes
	131,844,786.337	4,770,976.996	0
H. Commodities	For	Against	Abstentions/Broker Non-Votes
	131,603,147.546	5,012,615.787	0

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

10

Asset Allocation–Moderate Growth Portfolio

UNDERSTANDING YOUR FUND'S EXPENSES
(unaudited)

SHAREHOLDER EXPENSES

The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at
January 1, 2005 and held for the entire period until June 30, 2005.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, note that the expenses shown in the table are meant to highlight your ongoing costs and do not reflect any transaction costs.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period (a)
Initial Class
Actual	$1,000.00	$1,006.60	0.13%	$0.65
Hypothetical (b)	1,000.00	1,024.15	0.13	0.65
Service Class
Actual	1,000.00	1,006.60	0.39	1.94
Hypothetical (b)	1,000.00	1,022.86	0.39	1.96

(a)  Expenses are calculated using each Fund's annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by number of days in the period (181 days), and divided by the number of days in the year (365 days).

(b)  5% return per year before expenses.

GRAPHICAL PRESENTATION OF SCHEDULE OF INVESTMENTS
By Investment Type
At June 30, 2005

This chart shows the percentage breakdown by investment type of the Fund's total investment securities.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

1

Asset Allocation–Moderate Growth Portfolio

SCHEDULE OF INVESTMENTS
At June 30, 2005
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
INVESTMENT COMPANIES (100.0%)
Aggressive Equity (13.1%)
Munder Net50, Initial Class (a)(b)	2,670,492	$23,714
TA IDEX T. Rowe Price Health Sciences, Class I (a)(c)	5,695,313	66,123
Third Avenue Value, Initial Class (b)	5,805,395	129,867
Transamerica Growth Opportunities, Initial Class (a)(b)	4,357,460	62,704
Capital Preservation (0.9%)
Transamerica Money Market, Initial Class (b)	19,992,939	19,993
Fixed-Income (23.9%)
MFS High Yield, Initial Class (b)	10,723,150	113,236
PIMCO Total Return, Initial Class (b)	6,817,270	77,649
TA IDEX PIMCO Real Return TIPS, Class I (c)	9,336,128	98,309
TA IDEX Transamerica Conservative High-Yield Bond, Class I (c)	2,826,074	26,424
TA IDEX Transamerica Flexible Income, Class I (c)	4,092,847	39,414
TA IDEX Van Kampen Emerging Debt, Class I (c)	5,011,180	52,016
Transamerica Convertible Securities, Initial Class (b)	9,279,549	109,684
Growth Equity (47.1%)
Capital Guardian Value, Initial Class (b)	8,148,937	166,564
Federated Growth & Income, Initial Class (b)	1,474,914	26,313

	Shares	Value
Growth Equity (continued)
Great Companies–TechnologySM, Initial Class (a)(b)	10,439,987	$40,716
Janus Growth, Initial Class (a)(b)	1,965,498	68,124
Jennison Growth, Initial Class (a)(b)	5,834,327	46,908
JP Morgan Mid Cap Value, Initial Class (b)	8,423,707	130,904
Mercury Large Cap Value, Initial Class (b)	11,093,017	202,891
Salomon All Cap, Initial Class (b)	5,091,243	70,921
T. Rowe Price Equity Income, Initial Class (b)	7,032,373	149,438
TA IDEX Van Kampen Small Cap Growth, Class I (a)(c)	1,687,100	18,811
Transamerica Equity, Initial Class (a)(b)	4,694,922	97,936
Specialty–Real Estate (2.4%)
Clarion Real Estate Securities, Initial Class (b)	2,611,463	52,334
World Equity (12.6%)
Capital Guardian Global, Initial Class (b)	5,301,974	66,858
TA IDEX Evergreen International Small Cap, Class I (a)(c)	7,266,808	83,060
TA IDEX Marsico International Growth, Class I (c)	11,973,840	121,654
Total Investment Companies (cost: $1,849,157)		2,162,565
Total Investment Securities (cost: $1,849,157)		$2,162,565
SUMMARY:
Investments, at value	100.0%	$2,162,565
Liabilities in excess of other assets	(0.0)%	(241)
Net assets	100.0%	$2,162,324

NOTES TO SCHEDULE OF INVESTMENTS:

(a)  No dividends were paid during the preceding twelve months.

(b)  This portfolio is part of AEGON/Transamerica Series Trust, and is an affiliate of the Fund.

(c)  This portfolio is part of Transamerica IDEX Mutual Funds and is an affiliate of the Fund.

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

2

Asset Allocation–Moderate Growth Portfolio

STATEMENT OF ASSETS AND LIABILITIES
At June 30, 2005
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
Investment in affiliated investment companies at value (cost: $1,849,157)	$2,162,565
Receivables:
Shares sold	1,696
Dividends	146
2,164,407
Liabilities:
Investment securities purchased	940
Accounts payable and accrued liabilities:
Shares redeemed	801
Management and advisory fees	175
Service fees	98
Other	69
2,083
Net Assets	$2,162,324
Net Assets Consist of:
Capital stock, 200,000 shares authorized ($.01 par value)	$1,764
Additional paid-in capital	1,739,382
Undistributed net investment income (loss)	27,626
Undistributed net realized gain (loss) from investment in affiliated investment companies	80,144
Net unrealized appreciation (depreciation) on investment in affiliated investment companies	313,408
Net Assets	$2,162,324
Net Assets by Class:
Initial Class	$1,653,522
Service Class	508,802
Shares Outstanding:
Initial Class	134,818
Service Class	41,611
Net Asset Value and Offering Price Per Share:
Initial Class	$12.26
Service Class	12.23

STATEMENT OF OPERATIONS
For the period ended June 30, 2005
(all amounts in thousands)
(unaudited)

Investment Income:
Dividends from affiliated investment companies	$3,995
Expenses:
Management and advisory fees	972
Printing and shareholder reports	22
Custody fees	29
Administration fees	194
Legal fees	8
Audit fees	7
Trustees fees	32
Registration fees	34
Other	9
Service fees:
Service Class	461
Total expenses	1,768
Net Investment Income (Loss)	2,227
Net Realized and Unrealized Gain (Loss):
Realized gain (loss) from investment in affiliated investment companies	4,382
Increase (decrease) in unrealized appreciation (depreciation) on investment in affiliated investment companies	12,543
Net Gain (Loss) on Investment in Affiliated Investment Companies	16,925
Net Increase (Decrease) in Net Assets Resulting from Operations	$19,152

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

3

Asset Allocation–Moderate Growth Portfolio

STATEMENTS OF CHANGES IN NET ASSETS
For the period or year ended
(all amounts in thousands)

	June 30, 2005 (unaudited)	December 31, 2004
Increase (Decrease) in Net Assets From:
Operations:
Net investment income (loss)	$2,227	$16,538
Net realized gain (loss) from investment in affiliated investment companies	4,382	85,834
Net unrealized appreciation (depreciation) on investment in affiliated investment companies	12,543	97,458
	19,152	199,830
Distributions to Shareholders:
From net investment income:
Initial Class	–	(2,470)
Service Class	–	(281)
	–	(2,751)
From net realized gains:
Initial Class	–	(8,415)
Service Class	–	(958)
	–	(9,373)
Capital Share Transactions:
Proceeds from shares sold:
Initial Class	163,624	332,596
Service Class	236,661	222,757
	400,285	555,353
Dividends and distributions reinvested:
Initial Class	–	10,885
Service Class	–	1,239
	–	12,124
Cost of shares redeemed:
Initial Class	(83,825)	(114,727)
Service Class	(6,911)	(13,767)
	(90,736)	(128,494)
	309,549	438,983
Net increase (decrease) in net assets	328,701	626,689
Net Assets:
Beginning of period	1,833,623	1,206,934
End of period	$2,162,324	$1,833,623
Undistributed Net Investment Income (Loss)	$27,626	$25,399

	June 30, 2005 (unaudited)	December 31, 2004
Share Activity:
Shares issued:
Initial Class	$13,640	$29,721
Service Class	19,757	19,875
	33,397	49,596
Shares issued–reinvested from distributions:
Initial Class	–	1,035
Service Class	–	118
	–	1,153
Shares redeemed:
Initial Class	(7,018)	(10,399)
Service Class	(576)	(1,265)
	(7,594)	(11,664)
Net increase (decrease) in shares outstanding:
Initial Class	6,622	20,357
Service Class	19,181	18,728
	25,803	39,085

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

4

Asset Allocation–Moderate Growth Portfolio

FINANCIAL HIGHLIGHTS

(unaudited for the period ended June 30, 2005)

		For a share outstanding throughout each period (a)
		Net Asset	Investment Operations				Distributions			Net Asset
	For the Period Ended (b)	Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss)	Total Operations	From Net Investment Income	From Net Realized Gains	Total Distributions	Value, End of Period
Initial Class	6/30/2005	$12.18	$0.02		$0.06	$0.08	$–	$–	$–	$12.26
	12/31/2004	10.82	0.13		1.32	1.45	(0.02)	(0.07)	(0.09)	12.18
	12/31/2003	8.52	0.03		2.28	2.31	(0.01)	–	(0.01)	10.82
	12/31/2002	10.00	0.08		(1.56)	(1.48)	–	–	–	8.52
Service Class	6/30/2005	12.15	–	(h)	0.08	0.08	–	–	–	12.23
	12/31/2004	10.83	0.12		1.29	1.41	(0.02)	(0.07)	(0.09)	12.15
	12/31/2003	8.87	0.01		1.95	1.96	–	–	–	10.83

			Ratios/Supplemental Data
	For the Period	Total	Net Assets, End of Period	Ratio of Expenses to Average Net Assets (f)		Net Investment Income (Loss) to Average	Portfolio Turnover
	Ended (b)	Return (c)(g)	(000's)	Net (d)	Total (e)	Net Assets (f)	Rate (g)
Initial Class	6/30/2005	0.66%	$1,653,522	0.14%	0.14%	0.27%	1%
	12/31/2004	13.54	1,560,998	0.14	0.14	1.15	30
	12/31/2003	27.17	1,166,851	0.12	0.12	0.34	13
	12/31/2002	(14.80)	396,608	0.15	0.15	1.33	23
Service Class	6/30/2005	0.66	508,802	0.39	0.39	0.05	1
	12/31/2004	13.16	272,625	0.39	0.39	1.08	30
	12/31/2003	22.10	40,083	0.37	0.37	0.17	13

NOTES TO FINANCIAL HIGHLIGHTS

(a)  Per share information is calculated based on average number of shares outstanding.

(b)  Asset Allocation – Moderate Growth Portfolio (the "Fund") commenced operations on:

Initial Class – May 1, 2002
Service Class – May 1, 2003

(c)  Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.

(d)  Ratio of Net Expenses to Average Net assets is net of fee waivers and reimbursements by the investment adviser, if any (see note 2).

(e)  Ratio of Total Expenses to Average Net Assets includes all expenses before fee waivers and reimbursements by the investment adviser.

(f)  Annualized.

(g)  Not annualized for periods of less than one year.

(h)  Rounds to less than $0.01.

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

5

Asset Allocation–Moderate Growth Portfolio

NOTES TO FINANCIAL STATEMENTS
At June 30, 2005
(all amounts in thousands)
(unaudited)

NOTE 1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The AEGON/Transamerica Series Trust ("ATST") is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. ATST serves as a funding vehicle for variable life insurance, variable annuity and group annuity products. Asset Allocation – Moderate Growth Portfolio ("the Fund"), part of ATST, began operations on May 1, 2002.

Effective May 1, 2005, AEGON/Transamerica Series Fund, Inc. changed its name to AEGON/Transamerica Series Trust.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties, which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

See the Prospectus and Statement of Additional Information for a description of the Fund's investment objective.

In preparing the Fund's financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP"), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following policies were consistently followed by the Fund, in accordance with GAAP.

Multiple class operations and expenses: The Fund currently offers two classes of shares, an Initial Class and a Service Class. Income, non-class specific expenses and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

Pricing of shares: The Fund prices its shares on the basis of the net asset value of each class of shares of the Fund, which is determined as of the close of the New York Stock Exchange ("NYSE") (generally 4:00 p.m. Eastern Time) on each day on which the NYSE is open for trading.

Security valuations: The Fund's investments are valued at the net asset values of the underlying portfolios of ATST. The net asset values of the underlying portfolios are determined at the close of the NYSE (generally 4:00 p.m. eastern time) on the valuation date.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income is recorded on the ex-dividend date. Dividends and net realized gain (loss) from investment securities for the Fund are from investments in shares of affiliated investment companies.

Dividend distributions: Dividends and capital gains distributions are typically declared and reinvested annually and are generally paid and reinvested on the business day following the ex-date.

NOTE 2.  RELATED PARTY TRANSACTIONS

Transamerica Fund Advisors, Inc. ("TFAI") is the Fund's investment adviser. Transamerica Fund Services, Inc. ("TFS") is the Fund's administrator and transfer agent. AFSG Securities Corp. ("AFSG") is the Fund's distributor. AFSG is 100% owned by AUSA Holding Company ("AUSA"). TFAI is a directly owned subsidiary of Western Reserve Life Assurance Co. of Ohio ("WRL") (78%) and AUSA (22%). TFS is a wholly owned subsidiary of WRL (50%) and AUSA (50%). AUSA and WRL are wholly owned indirect subsidiaries of AEGON, NV, a Netherlands corporation.

Effective January 1, 2005 AEGON/Transamerica Fund Advisors, Inc. ("ATFA") was renamed Transamerica Fund Advisors, Inc. ("TFAI"); AEGON/Transamerica Fund Services, Inc. ("ATFS") and AEGON/Transamerica Investor Services, Inc. ("ATIS") merged into one entity and was renamed Transamerica Fund Services, Inc. ("TFS").

TFAI has entered into an agreement with Morningstar Associates, LLC to provide investment services to the Fund. TFAI compensates Morningstar Associates, LLC as described in the Prospectus.

Transamerica Investment Management , LLC and Great Companies, LLC are both affiliates of the Fund and are sub-advisers to other funds within ATST.

Certain officers and trustees of the Fund are also officers and/or trustees of TFAI, TFS, AFSG and WRL. No affiliated officer or trustee receives any compensation directly from the Fund.

At June 30, 2005, the average weighted annualized expense ratio of the underlying funds was 0.92%.

Investment advisory fee: The Fund pays management fees to TFAI based on average daily net assets ("ANA") at the following rate:

0.10% of ANA

TFAI has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

0.25% Expense Limit

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

6

Asset Allocation–Moderate Growth Portfolio

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2005
(all amounts in thousands)
(unaudited)

NOTE 2.–(continued)

If total fund expenses fall below the annual expense limitation agreement agreed to by the adviser within the succeeding three years, the Fund may be required to pay that adviser a portion or all of the waived advisory fees.

There are no amounts available for recapture at June 30, 2005.

Distribution and service fees: The Fund adopted a distribution plan ("Distribution Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. Pursuant to the Distribution Plan, ATST entered into a Distribution Agreement with AFSG effective May 1, 1999.

Under the Distribution Plan and Distribution Agreement on the Initial Class shares, AFSG, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund's shares, amounts equal to actual expenses associated with distributing the shares.

The Distribution Plan on the Service Class shares requires ATST to pay distribution fees to AFSG as compensation for its activities, not as reimbursement for specific expenses. The fee on the Service Class is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Fund is authorized under the 12b-1 plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%

AFSG has determined that it will not seek payment by the Fund of the distribution expenses incurred with respect to the Initial Class shares before April 30, 2006. Prior to AFSG seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Fund will pay fees relating to Service Class shares.

Administrative services: The Fund has entered into an agreement with TFS for financial and legal fund administration services, which includes such items as compliance, expenses, financial statements and other reporting, distributions, tax returns, prospectus preparation, board of trustees meeting support, transfer agency and other legal matters. The Fund pays TFS an annual fee of 0.02% of average net assets. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.

Deferred compensation plan: Each eligible Fund Trustee may elect participation in the Deferred Compensation Plan for Trustees of ATST ("the Plan"). Under the Plan, such Trustees may defer payment of a percentage of their total fees earned as a Fund Trustee. These deferred amounts may be invested in any portfolio of Transamerica IDEX Mutual Funds, an affiliate of the Fund. At June 30, 2005, the value of invested plan amount was $99. Invested plan amounts and the total liability for deferred compensation to the Trustees under the Plan at June 30, 2005, are included in Net Assets in the accompanying Statement of Assets and Liabilities.

NOTE 3.  INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the six months ended June 30, 2005, were as follows:

Purchases of securities:
Long-Term excluding U.S. Government	$327,448
U.S. Government	–
Proceeds from maturities and sales of securities:
Long-Term excluding U.S. Government	15,564
U.S. Government	–

NOTE 4.  FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to wash sales and distribution reclasses from mutual funds.

The aggregate cost of investments and composition of unrealized appreciation (depreciation) for federal income tax purposes as of June 30, 2005, are as follows:

Federal Tax Cost Basis	$1,850,137
Unrealized Appreciation	$312,788
Unrealized (Depreciation)	(360)
Net Unrealized Appreciation (Depreciation)	$312,428

NOTE 5.  REGULATORY PROCEEDINGS

There continues to be significant federal and state regulatory activity relating to financial services companies, particularly mutual fund companies and their investment advisers. As part of an ongoing investigation regarding potential market timing, recordkeeping and trading compliance issues and matters affecting the Fund's investment adviser, TFAI, and certain employees and affiliates of TFAI, the SEC staff has indicated that it is likely to take some action against TFAI and

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

7

Asset Allocation–Moderate Growth Portfolio

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2005
(all amounts in thousands)
(unaudited)

NOTE 5.–(continued)

certain of its affiliates at the conclusion of the investigation. The potential timing and the scope of any such action is difficult to predict. Although the impact of any action brought against TFAI and/or its affiliates is difficult to assess at the present time, the Fund currently believes that the likelihood that any such action will have a material adverse impact on it is remote. It is important to note that the Fund is not aware of any allegation of wrongdoing against it and its Board at the time this semiannual report is printed. Although it is not anticipated that these developments will have an adverse impact on the Fund, there can be no assurance at this time. TFAI and its affiliates are actively working with the SEC in regard to this matter; however, the exact resolution cannot be determined at this time. TFAI will take such actions that it deems necessary or appropriate to continue providing management services to the Fund and to bring all matters to an appropriate conclusion. TFAI and/or its affiliates, and not the Fund, will bear the costs regarding these regulatory matters.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

8

Asset Allocation–Moderate Growth Portfolio

INVESTMENT ADVISORY AND ASSET ALLOCATION MANAGEMENT AGREEMENTS – REVIEW AND RENEWAL (unaudited)

At a meeting of the Board of Trustees of AEGON/Transamerica Series Trust ("ATST") held on October 6, 2004, the Board considered and approved the renewal for a one-year period of the Investment Advisory Agreement between Asset Allocation–Moderate Growth Portfolio (the "Portfolio") and Transamerica Fund Advisors, Inc. ("TFAI"). Additionally, at a meeting held on March 22, 2005, the Board considered and approved for a two-year period the Asset Allocation Management Agreement of the Portfolio between TFAI and Morningstar Associates, LLC (the "Portfolio Construction Manager"). In approving these agreements, the Board concluded that the Investment Advisory Agreement and the Asset Allocation Management Agreement enable shareholders of the Portfolio to obtain high quality services at a cost that is appropriate, reasonable, and in the best interests of shareholders based upon the following determinations, among others:

The nature, extent and quality of the advisory service to be provided. The Board considered the nature and quality of the services provided by TFAI and the Portfolio Construction Manager to the Portfolio in the past, as well as the services anticipated to be provided in the future. The Board concluded that TFAI and the Portfolio Construction Manager are capable of providing high quality services to the Portfolio, as indicated by TFAI's management capabilities demonstrated with respect to the Portfolio and other portfolios managed by TFAI, TFAI's management oversight process, and the professional qualifications and experience of the Portfolio Construction Manager's portfolio management team. The Board also concluded that TFAI and the Portfolio Construction Manager would provide the same quality and quantity of investment management and related services as before, that these services are appropriate in scope and extent in light of the Portfolio's operations, the competitive landscape of the investment company business and investor needs, and that TFAI's and the Portfolio Construction Manager's obligations will remain the same in all respects.

The investment performance of the Portfolio. The Board concluded, based in particular on information provided by Lipper Analytics, that the Portfolio's investment performance was competitive relative to comparable portfolios over trailing one- and two-year periods and to the Portfolio's benchmark index over the past year. On the basis of the Trustees' assessment of the nature, extent and quality of investment advisory and related services to be provided or procured by TFAI and the Portfolio Construction Manager, the Trustees concluded that TFAI and the Portfolio Construction Manager were capable of generating a level of long-term investment performance that is appropriate in light of the Portfolio's investment objective, policies and strategies and competitive with many other investment companies.

The cost of advisory services provided and the level of profitability. On the basis of the Board's review of the fees to be charged by TFAI and the Portfolio Construction Manager for investment advisory and related services, TFAI's financial statements, the fees paid by TFAI to the Portfolio Construction Manager, TFAI's estimated net management income resulting from its management of the Portfolio, the estimated profitability of TFAI's relationships with the Portfolio and ATST, and the estimated profitability of the Portfolio Construction Manager's relationship with the Portfolio, the Board concluded that the level of investment advisory fees and the profitability is appropriate in light of the services provided, the management fees and overall expense ratios of comparable investment companies, and the anticipated profitability of the relationship between the Portfolio, TFAI and the Portfolio Construction Manager. Further, on the basis of comparative information supplied by Lipper Analytics, the Board determined that the advisory fees and estimated overall expense ratio of the Portfolio were consistent with industry averages.

The extent to which economies of scale would be realized as the Portfolio grows and whether fee levels reflect these economies of scale for the benefit of Portfolio investors. Although the investment advisory fees do not reduce should Portfolio assets grow meaningfully, the Board concluded that the advisory fees appropriately reflect the Portfolio's current size, the current economic environment for TFAI, and the competitive nature of the investment company market. In addition, the Board noted that it will have the opportunity to periodically re-examine whether the Portfolio has achieved economies of scale, as well as the appropriateness of advisory fees payable to TFAI and the Portfolio Construction Manager, in the future.

Benefits (such as soft dollars) to TFAI or the Portfolio Construction Manager from its relationship with the Portfolio. The Board concluded that other benefits derived by TFAI (including any benefits derived from investment advisory fees payable to TFAI with respect to the underlying Portfolios in which the Portfolio invests) or the Portfolio Construction Manager from its relationship with the Portfolio are reasonable and fair, and are consistent with industry practice and the best interests of the Portfolio and its shareholders. In this regard, the Board noted that TFAI or the Portfolio Construction Manager do not realize "soft dollar" benefits from their relationship with the Portfolio.

Other considerations. The Board determined that TFAI had made a substantial commitment to the recruitment and retention of high quality personnel, and maintained the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and its shareholders. The Trustees also concluded that TFAI had made a significant entrepreneurial commitment to the management and success of the Portfolio, reflected by TFAI's expense limitation and fee waiver arrangement with the Portfolio, which may result in TFAI waiving a substantial amount of advisory fees for the benefit of shareholders. The Board further concluded that the overall package of services provided by TFAI and the Portfolio Construction Manager was attractive to investors, as evidenced by the significant growth in the Portfolio's assets in the past year.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

9

Asset Allocation–Moderate Growth Portfolio

SUPPLEMENTAL INFORMATION (unaudited)
RESULTS OF SHAREHOLDER PROXY

At a special meeting of shareholders held on April 19, 2005, the results of the Proposals were as follows:

Proposal 1:  Approval of an Agreement and Plan of Reorganization pursuant to which AEGON/Transamerica Series Fund, Inc. will reorganize as a Delaware statutory trust.

For	Against	Abstentions/Broker Non-Votes
139,523,523.493	5,381,263.909	6,598,384.657

Proposal 2:  Approval of changes to the fundamental investment restrictions of Asset Allocation–Moderate Growth Portfolio as follows:

A. Diversification	For	Against	Abstentions/Broker Non-Votes
	144,084,973.427	7,087,741.376	330,457.256
B. Borrowing	For	Against	Abstentions/Broker Non-Votes
	143,319,013.739	7,853,701.064	330,457.256
C. Senior Securities	For	Against	Abstentions/Broker Non-Votes
	143,973,967.217	7,198,747.586	330,457.256
D. Underwriting Securities	For	Against	Abstentions/Broker Non-Votes
	143,825,948.313	7,346,766.490	330,457.256
E. Real Estate	For	Against	Abstentions/Broker Non-Votes
	144,022,671.381	7,150,043.422	330,457.256
F. Making Loans	For	Against	Abstentions/Broker Non-Votes
	143,250,219.170	7,922,495.633	330,457.256
G. Concentration	For	Against	Abstentions/Broker Non-Votes
	143,985,972.512	7,186,742.291	330,457.256
H. Commodities	For	Against	Abstentions/Broker Non-Votes
	143,416,031.755	7,756,683.048	330,457.256

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

10

Capital Guardian Global

UNDERSTANDING YOUR FUND'S EXPENSES
(unaudited)

SHAREHOLDER EXPENSES

The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at January 1, 2005 and held for the entire period until June 30, 2005.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, note that the expenses shown in the table are meant to highlight your ongoing costs and do not reflect any transaction costs.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period (a)
Initial Class
Actual	$1,000.00	$979.00	1.08%	$5.30
Hypothetical (b)	1,000.00	1,019.44	1.08	5.41
Service Class
Actual	1,000.00	977.50	1.34	6.57
Hypothetical (b)	1,000.00	1,018.15	1.34	6.71

(a)  Expenses are calculated using each Fund's annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by number of days in the period (181 days), and divided by the number of days in the year (365 days).

(b)  5% return per year before expenses.

GRAPHICAL PRESENTATION OF SCHEDULE OF INVESTMENTS
By Region
At June 30, 2005

This chart shows the percentage breakdown by region of the Fund's total investment securities.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

1

Capital Guardian Global

SCHEDULE OF INVESTMENTS
At June 30, 2005
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
CONVERTIBLE PREFERRED STOCKS (0.7%)
Switzerland (0.4%)
Compagnie Financiere Richemont AG–Class A	38,793	$1,305
United States (0.3%)
Chubb Corp. (a)	20,200	644
General Motors Corp. (a)	26,000	553
Total Convertible Preferred Stocks (cost: $1,812)		2,502
PREFERRED STOCKS (0.1%)
Germany (0.1%)
Fresenius Medical Care AG	6,200	429
Volkswagen AG	2,400	84
Total Preferred Stocks (cost: $351)		513
COMMON STOCKS (97.8%)
Australia (3.3%)
Amcor, Ltd.	123,300	630
Boral, Ltd.	231,717	1,144
Coca-Cola Amatil, Ltd.	121,500	731
Foster's Group, Ltd.	137,700	558
Macquarie Airports (b)	742,991	2,027
Promina Group, Ltd.	194,900	700
Publishing & Broadcasting, Ltd.	96,100	1,088
Qantas Airways, Ltd.	255,704	657
Rinker Group, Ltd.	174,840	1,865
Toll Holdings, Ltd.	83,807	834
Wesfarmers, Ltd.	29,300	893
Westpac Banking Corp	49,100	747
Woolworths, Ltd.	58,999	742
Austria (0.3%)
Erste Bank der Oesterreichischen Sparkassen AG	400	20
Raiffeisen International Bank Holding AG (a)	3,200	205
Telekom Austria AG	54,562	1,062
Bermuda (1.8%)
Cooper Industries, Ltd.–Class A	12,200	780
Esprit Holdings, Ltd.	179,000	1,295
Hongkong Land Holdings, Ltd.	92,000	257
Ingersoll-Rand Co.–Class A	9,600	685
Li & Fung Limited	453,000	941
PartnerRe, Ltd.	16,800	1,082
Tyco International, Ltd.	23,400	683
Weatherford International, Ltd. (a)(b)	19,700	1,142
Canada (3.8%)
Alcan, Inc.	73,100	2,197
Cameco Corp.	42,300	1,889
Canadian Natural Resources, Ltd.	28,000	1,016
Four Seasons Hotels, Inc. (b)	8,600	568
IGM Financial, Inc. (b)	44,300	1,363

	Shares	Value
Canada (continued)
Inco, Ltd. (b)	42,300	$1,597
Magna International, Inc.–Class A	8,400	591
Manulife Financial Corp. (b)	17,400	832
Methanex Corp. (b)	71,200	1,168
Noranda, Inc.	26,457	454
Potash Corp. of Saskatchewan	15,000	1,433
TELUS Corp.	18,300	644
TELUS Corp.–Non-Voting	4,700	160
Thomson Corp. (The) (Foreign Registered) (b)	24,000	807
Cayman Islands (0.5%)
Transocean, Inc. (a)	22,000	1,187
XL Capital, Ltd.–Class A (b)	11,400	848
Denmark (0.2%)
Novo Nordisk A/S–Class B	16,700	851
France (5.7%)
Air Liquide	5,370	916
AXA	28,600	716
BNP Paribas (b)	61,800	4,243
Bouygues	39,700	1,647
Carrefour SA	7,520	365
Cie Generale D'Optique Essilor International SA	14,500	992
Groupe Danone	7,400	651
L'Oreal SA (b)	11,600	834
Michelin (C.G.D.E.)–Class B	11,600	707
Sanofi-Aventis	95,300	7,836
Schneider Electric SA	24,000	1,812
Vivendi Universal SA (b)	46,000	1,452
Germany (3.5%)
Allianz AG	8,500	977
Bayer AG	23,500	785
Bayerische Hypo-und Vereinsbank AG (a)	36,800	958
Bayerische Motoren Werke AG	15,200	694
DaimlerChrysler AG	42,200	1,716
Deutsche Bank AG	6,200	486
Deutsche Post AG	31,700	742
E.ON AG	14,600	1,303
Infineon Technologies AG (a)	105,400	985
SAP AG	7,300	1,273
SAP AG, ADR	29,500	1,277
Siemens AG	22,300	1,629
Volkswagen AG	17,300	791
Hong Kong (1.0%)
Johnson Electric Holdings, Ltd.	8,000	7
PCCW, Ltd.	1,255,000	783
Sun Hung Kai Properties, Ltd.	216,000	2,133
Swire Pacific, Ltd.–Class A	99,000	876

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

2

Capital Guardian Global

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2005
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
Ireland (0.6%)
CRH PLC	29,500	$777
Iaws Group PLC	60,000	838
Ryanair Holdings PLC, ADR (a)(b)	13,800	619
Israel (0.5%)
Teva Pharmaceutical Industries, Ltd., ADR	59,500	1,853
Japan (11.1%)
Advantest Corp.	15,400	1,138
Aeon Co., Ltd.	90,000	1,373
Bank of Yokohama, Ltd. (The)	177,000	1,024
Canon, Inc.	14,000	738
Daimaru, Inc.	89,000	790
Enplas Corp.	13,000	352
Fanuc, Ltd.	15,100	961
Hirose Electric Co., Ltd.	6,900	760
Hoya Corp.	7,600	878
Kansai Electric Power Co. (The), Inc.	32,500	654
Millea Holdings, Inc.	96	1,291
Mitsubishi Corp.	62,000	844
Mitsubishi Estate Co., Ltd.	157,000	1,730
Mitsubishi Heavy Industries, Ltd.	177,000	463
Mitsubishi Tokyo Financial Group, Inc.	81	688
Nikon Corp. (b)	59,000	669
Nintendo Co., Ltd.	12,500	1,308
Nippon Electric Glass Co., Ltd.	41,000	620
Nippon Telegraph & Telephone Corp.	278	1,192
Nissan Motor Co., Ltd.	164,000	1,625
Nitto Denko Corp.	11,500	660
Obic Co., Ltd.	3,400	578
Omron Corp.	29,000	640
ORIX Corp.	6,400	961
Ricoh Co., Ltd.	39,000	610
Rohm Co., Ltd.	9,500	917
Sankyo Co., Ltd.	34,000	653
Sekisui House, Ltd.	60,000	607
Shimamura Co., Ltd.	7,600	642
Shin-Etsu Chemical Co., Ltd.	46,800	1,778
SMC Corp.	10,900	1,190
Softbank Corp.	25,800	1,013
Sumitomo Chemical Co., Ltd.	18,000	83
Sumitomo Corp.	143,000	1,147
Sumitomo Mitsui Financial Group, Inc.	502	3,397
Suzuki Motor Corp.	68,000	1,070
Takeda Pharmaceutical Co., Ltd.	17,700	878
Tohoku Electric Power Co., Inc.	50,100	1,069
Tokyo Electron, Ltd.	15,600	826
Tokyo Gas Co., Ltd.	247,000	925
Trend Micro, Inc.	10,000	356

	Shares	Value
Japan (continued)
UFJ Holdings, Inc. (a)	397	$2,071
Yahoo! Japan Corp.	325	683
Yamato Transport Company Ltd.	82,000	1,139
Mexico (0.7%)
America Movil SA de CV–Class L, ADR	25,100	1,496
America Telecom SA de CV, ADR (a)(b)	193,800	1,236
Netherland Antilles (1.0%)
Schlumberger, Ltd.	48,700	3,698
Netherlands (5.2%)
ABN AMRO Holding NV (b)	49,228	1,213
ASML Holding NV (a)	80,900	1,275
Heineken Holding NV–Class A	25,875	724
Heineken NV	38,687	1,196
ING Groep NV	16,610	470
Reed Elsevier NV	40,500	565
Royal Dutch Petroleum Co.	138,600	9,063
Royal Dutch Petroleum Co.–NY Shares	24,700	1,603
Royal KPN NV	85,500	719
Royal Numico NV (a)(b)	23,400	937
STMicroelectronics NV	30,100	483
Unilever NV	31,500	2,046
Norway (0.2%)
Norske Skogindustrier ASA (b)	40,500	668
Panama (0.2%)
Carnival Corp.	16,300	889
Portugal (0.2%)
Portugal Telecom SGPS SA	67,000	636
Russia (0.0%)
YUKOS, ADR (a)	9,600	22
Singapore (0.6%)
DBS Group Holdings, Ltd.	90,000	763
Singapore Telecommunications, Ltd.	618,990	1,013
United Overseas Bank, Ltd.	66,000	556
United Overseas Land, Ltd. (Foreign Registered)	6,600	9
South Africa (0.9%)
Sasol, Ltd.	124,000	3,361
South Korea (0.6%)
Samsung Electronics Co., Ltd.	3,700	1,769
Samsung Electronics Co., Ltd., GDR (b)	2,250	538
Samsung Electronics Co., Ltd., GDR–144A	580	139
Spain (2.6%)
Banco Bilbao Vizcaya Argentaria SA	167,800	2,593
Banco Santander Central Hispano SA	69,800	811

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

3

Capital Guardian Global

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2005
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
Spain (continued)
Iberdrola SA	33,800	$893
Inditex SA	26,300	678
Repsol YPF SA	107,200	2,747
Telefonica SA	149,540	2,452
Sweden (0.9%)
Telefonaktiebolaget LM Ericsson, ADR (b)	79,100	2,527
Telefonaktiebolaget LM Ericsson–Class B	310,600	999
Switzerland (5.2%)
Credit Suisse Group	34,757	1,371
Givaudan	1,200	698
Holcim, Ltd.	51,826	3,155
Lindt & Spruengli AG	620	926
Nestle SA	8,359	2,140
Nobel Biocare Holding AG	5,911	1,200
Novartis AG	97,111	4,628
Roche Holding AG–Genusschein	11,089	1,404
Straumann Holding AG	3,334	695
Swiss Reinsurance	28,355	1,744
Swisscom AG (b)	3,473	1,133
UBS AG	13,900	1,085
Taiwan (0.2%)
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	97,641	890
United Kingdom (9.1%)
ARM Holdings PLC	33,000	67
AstraZeneca PLC	122,200	5,081
AstraZeneca PLC, ADR	82,500	3,404
BHP Billiton PLC	58,747	750
Bradford & Bingley PLC	175,900	1,033
Corus Group PLC (a)	413,600	-	(c)
Diageo PLC	51,300	757
Hanson PLC	55,600	535
HBOS PLC	156,300	2,411
HSBC Holdings PLC	48,974	781
Lloyds TSB Group PLC	92,000	780
National Grid Transco PLC	75,700	734
Next PLC	28,100	760
Pearson PLC	124,500	1,467
Reckitt Benckiser PLC	22,100	652
Reed Elsevier PLC	81,200	778
Rolls-Royce Group PLC (a)	108,300	558
Royal Bank of Scotland Group PLC	106,300	3,213
Standard Chartered PLC	44,600	815
Unilever PLC	95,100	918
Vodafone Group PLC	3,750,166	9,142
Wolseley PLC	40,500	852

	Shares	Value
United States (37.9%)
3M Co.	17,600	$1,272
Affiliated Computer Services, Inc.–Class A (a)(b)	27,900	1,426
Agilent Technologies, Inc. (a)(b)	39,600	912
Allergan, Inc. (b)	38,000	3,239
Altera Corp. (a)(b)	107,300	2,127
Altria Group, Inc.	40,500	2,619
Amazon.com, Inc. (a)(b)	10,700	354
American International Group, Inc.	30,050	1,746
American Standard Cos., Inc.	44,200	1,853
American Tower Corp.–Class A (a)(b)	44,700	940
Amgen, Inc. (a)	42,100	2,545
Anheuser-Busch Cos., Inc.	63,400	2,901
Applied Materials, Inc.	307,759	4,980
Applied Micro Circuits Corp. (a)	71,900	184
AT&T Corp.	41,300	786
Automatic Data Processing, Inc.	25,000	1,049
Baker Hughes, Inc.	17,300	885
Baxter International, Inc.	23,500	872
Berkshire Hathaway, Inc.–Class A (a)	34	2,839
Boeing Co. (The)	23,100	1,525
Brocade Communications Systems, Inc. (a)	158,200	614
Cablevision Systems Corp.–Class A (a)	53,552	1,724
Checkfree Corp. (a)(b)	17,400	593
Chubb Corp.	9,500	813
Cisco Systems, Inc. (a)	192,900	3,686
Citigroup, Inc.	15,500	717
Clear Channel Communications, Inc.	24,700	764
Comcast Corp.–Class A (a)	25,500	783
Costco Wholesale Corp.	18,700	838
Danaher Corp. (b)	17,000	890
DaVita, Inc. (a)	20,100	914
Delphi Corp.	123,800	576
DIRECTV Group (The), Inc. (a)	64,098	994
Dow Chemical Co. (The)	24,300	1,082
eBay, Inc. (a)	35,400	1,169
Exxon Mobil Corp.	14,900	856
Fannie Mae	100,500	5,869
Fluor Corp. (b)	30,200	1,739
Forest Laboratories, Inc. (a)	115,500	4,487
Freddie Mac	56,100	3,659
General Electric Co.	120,700	4,182
Golden West Financial Corp.	43,600	2,807
Goldman Sachs Group, Inc. (The)	6,300	643
Guidant Corp.	19,100	1,285
Hewlett-Packard Co.	76,700	1,803
Hudson City Bancorp, Inc. (b)	46,200	527
Huntsman Corp. (a)	50,500	1,024

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

4

Capital Guardian Global

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2005
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
United States (continued)
IAC/InterActive Corp. (a)(b)	91,200	$2,193
IKON Office Solutions, Inc.	74,700	710
Illinois Tool Works, Inc.	18,500	1,474
Intel Corp.	44,400	1,157
International Paper Co.	14,500	438
IVAX Corp. (a)	20,500	441
Jabil Circuit, Inc. (a)	26,100	802
JP Morgan Chase & Co.	94,988	3,355
Kinder Morgan, Inc.	12,200	1,015
KLA-Tencor Corp. (b)	101,500	4,436
Kraft Foods, Inc.–Class A (b)	15,000	477
Leggett & Platt, Inc.	29,300	779
Lilly (Eli) & Co.	39,400	2,195
Lincare Holdings, Inc. (a)(b)	21,800	890
Linear Technology Corp.	22,100	811
Lowe's Cos., Inc. (b)	25,300	1,473
Medtronic, Inc.	15,400	798
Microsoft Corp.	83,000	2,062
News Corp., Inc.–Class A	51,513	833
Northern Trust Corp.	14,600	666
Pepsi Bottling Group, Inc.	25,600	732
PepsiCo, Inc.	27,300	1,472
Pfizer, Inc.	43,200	1,191
QUALCOMM, Inc.	63,100	2,083
Qwest Communications International (a)(b)	215,200	798
SLM Corp.	59,500	3,023
Sprint Corp. (FON Group) (b)	204,550	5,132
Starwood Hotels & Resorts Worldwide, Inc.	20,400	1,195
State Street Corp.	22,000	1,061
Sun Microsystems, Inc. (a)	122,700	458
SYSCO Corp. (b)	67,300	2,436
Target Corp.	22,300	1,213
Tenet Healthcare Corp. (a)(b)	97,700	1,196
Teradyne, Inc. (a)(b)	55,700	667
Time Warner, Inc. (a)	251,150	4,197
United Technologies Corp.	45,000	2,311
Unocal Corp. (b)	15,600	1,015
Verizon Communications, Inc.	26,900	929
Washington Mutual, Inc. (b)	48,400	1,969
WellPoint, Inc. (a)	20,600	1,435
Wells Fargo & Co.	66,100	4,070
Xilinx, Inc.	64,800	1,652
Total Common Stocks (cost: $331,389)		379,713

	Principal	Value
SECURITY LENDING COLLATERAL (10.7%)
Debt (9.4%)
Bank Notes (0.5%)
Bank of America 3.27%, due 07/18/2005 (d) $401 $401 3.27%, due 08/30/2005 (d)	467	467
Bear Stearns & Co. 3.57%, due 09/08/2005 (d) 3.57%, due 12/06/2005 (d)	601 201	601 201
Credit Suisse First Boston Corp. 3.15%, due 09/09/2005 (d) 3.44%, due 03/10/2006 (d)	201 201	201 201
Certificates of Deposit (0.2%)
Canadian Imperial Bank of Commerce 3.40%, due 11/04/2005 (d) 218 218 3.41%, due 05/18/2006 (d)	501	501
Commercial Paper (1.8%)
Compass Securitization–144A 3.27%, due 07/22/2005	348	348
Fairway Finance Corp.–144A 3.27%, due 07/28/2005	501	501
General Electric Capital Corp. 3.25%, due 07/08/2005	595	595
Grampian Funding LLC–144A 3.28%, due 07/13/2005	401	401
Greyhawk Funding LLC–144A 3.31%, due 08/09/2005	501	501
Jupiter Securitization Corp.–144A 3.28%, due 08/02/2005	999	999
Morgan Stanley Dean Witter & Co. 3.52%, due 12/07/2005 (d) 1,303 1,303 3.51%, due 12/09/2005 (d)	1,263	1,263
Park Avenue Receivables Corp.–144A 3.23%, due 07/20/2005	221	221
Preferred Receivables Corp.–144A 3.28%, due 07/08/2005	571	571
Ranger Funding Co LLC–144A 3.26%, due 07/07/2005	201	201
Euro Dollar Overnight (1.2%)
Bank of Montreal 3.01%, due 07/01/2005	924	924
BNP Paribas 3.00%, due 07/01/2005	546	546

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

5

Capital Guardian Global

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2005
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
Euro Dollar Overnight (continued)
Calyon 3.09%, due 07/01/2005 $484 $484 3.31%, due 07/01/2005	501	501
Fortis Bank 3.11%, due 07/05/2005 68 68 3.27%, due 07/07/2005	501	501
National Australia Bank 3.38%, due 07/01/2005 1,002 1,002 3.26%, due 07/06/2005	92	92
Rabobank Nederland 3.35%, due 07/01/2005	501	501
Euro Dollar Terms (2.8%)
ABN Amro Bank NV 3.25%, due 08/05/2005	401	401
Bank of Nova Scotia 3.11%, due 07/11/2005 700 700 3.16%, due 07/15/2005	501	501
Barclays 3.16%, due 07/14/2005 301 301 3.25%, due 07/27/2005	601	601
Citigroup 3.09%, due 07/22/2005	361	361
Dexia Group 3.21%, due 07/20/2005 401 401 3.24%, due 07/21/2005	316	316
First Tennessee National Corp. 3.22%, due 08/09/2005	100	100
Fortis Bank 3.25%, due 08/04/2005	10	10
HBOS Halifax Bank of Scotland 3.15%, due 08/08/2005	201	201
Nordea Bank Finland PLC (NY Branch) 3.24%, due 08/03/2005	401	401
Rabobank Nederland 3.25%, due 08/08/2005	501	501
Royal Bank of Canada 3.25%, due 08/05/2005	481	481
Royal Bank of Scotland 3.29%, due 07/12/2005 1,504 1,504 3.25%, due 08/04/2005 401 401 3.31%, due 08/09/2005	623	623
Societe Generale 3.28%, due 08/01/2005	982	982
The Bank of the West 3.27%, due 07/27/2005	65	65
Toronto Dominion Bank 3.25%, due 08/02/2005	601	601

	Principal	Value
Euro Dollar Terms (continued)
Wells Fargo & Co. 3.27%, due 07/21/2005 $815 $815 3.27%, due 08/01/2005	702	702
Promissory Notes (0.0%)
Goldman Sachs Group Inc. 3.32%, due 12/28/2005	80	80
Repurchase Agreements (2.9%) (e)
Credit Suisse First Boston (USA), Inc. 3.48%, Repurchase Agreement dated 06/30/2005 to be repurchased at $2,472 on 07/01/2005	2,472	2,472
Goldman Sachs Group Inc. (The) 3.48%, Repurchase Agreement dated 06/30/2005 to be repurchased at $4,929 on 07/01/2005	4,928	4,928
Lehman Brothers Inc. 3.48%, Repurchase Agreement dated 06/30/2005 to be repurchased at $201 on 07/01/2005	200	200
Merrill Lynch & Co. 3.48%, Repurchase Agreement dated 06/30/2005 to be repurchased at $2,187 on 07/01/2005	2,187	2,187
Morgan Stanley Dean Witter & Co. 3.54% Repurchase Agreement dated 06/30/2005 to be repurchased at $1,504 on 07/01/2005	1,504	1,504
	Shares	Value
Investment Companies (1.3%)
Money Market Funds (1.3%)
American Beacon Funds
1-day yield of 3.18%	536,585	$537
Barclays Global Investors Institutional Money Market Fund 1-day yield of 3.25%	2,199,734	2,200
Goldman Sachs Financial Square Prime Obligations Fund 1-day yield of 3.08%	32,591	33
Merrimac Cash Fund, Premium Class 1-day yield of 3.04% (f)	2,058,823	2,059
Total Security Lending Collateral (cost: $41,483)		41,483
Total Investment Securities (cost: $375,035)		$424,211
SUMMARY:
Investments, at value	109.3%	$424,211
Liabilities in excess of other assets	(9.3)%	(35,923)
Net assets	100.0%	$388,288

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

6

Capital Guardian Global

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2005
(all amounts except share amounts in thousands)
(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS:
Currency	Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
British Pound Sterling	(644)	07/07/2005	$(1,206)	$52
Canadian Dollar	640	07/29/2005	514	10
Canadian Dollar	(1,986)	07/29/2005	(1,588)	(36)
Euro	(2,053)	08/24/2005	(2,606)	115
Euro	(1,421)	08/24/2005	(1,749)	25
Japanese Yen	(368,068)	07/07/2005	(3,428)	106
Japanese Yen	(178,013)	08/18/2005	(1,672)	59
Japanese Yen	(26,675)	08/22/2005	(249)	7
Swiss Franc	(2,267)	07/05/2005	(1,891)	121
Swiss Franc	(2,039)	08/18/2005	(1,676)	79
			$(15,551)	$538

FORWARD FOREIGN CROSS CURRENCY CONTRACTS:
	Currency Bought		Currency Sold	Settlement Date	Net Unrealized Appreciation (Depreciation)
British Pound Sterling	898	Swiss Franc	(2,018)	9/20/05	$22
British Pound Sterling	829	Swiss Franc	(1,908)	9/28/05	(17)
Euro	454	South African Rand	(3,656)	7/13/05	1
					$6

	Percentage of Net Assets	Value
INVESTMENTS BY INDUSTRY:
Pharmaceuticals	10.6%	$40,685
Commercial Banks	9.7%	37,697
Telecommunications	7.4%	28,678
Electronic Components & Accessories	4.0%	15,399
Oil & Gas Extraction	3.8%	14,938
Business Credit Institutions	3.3%	12,900
Industrial Machinery & Equipment	3.3%	12,879
Petroleum Refining	3.0%	11,522
Insurance	2.9%	11,280
Instruments & Related Products	2.7%	10,580
Computer & Data Processing Services	2.7%	10,561
Chemicals & Allied Products	2.5%	9,679
Computer & Office Equipment	2.1%	8,253
Food & Kindred Products	2.0%	7,751
Electronic & Other Electric Equipment	1.8%	6,870
Communications Equipment	1.6%	6,245
Radio & Television Broadcasting	1.6%	6,200
Automotive	1.6%	6,073
Beverages	1.5%	5,836
Business Services	1.5%	5,794

	Percentage of Net Assets	Value
Wholesale Trade Durable Goods	1.5%	$5,687
Wholesale Trade Nondurable Goods	1.4%	5,400
Savings Institutions	1.4%	5,304
Medical Instruments & Supplies	1.4%	5,279
Motion Pictures	1.3%	5,030
Electric Services	1.2%	4,653
Residential Building Construction	1.2%	4,470
Communication	1.1%	4,440
Aerospace	1.1%	4,393
Stone, Clay & Glass Products	1.1%	4,300
Lumber & Other Building Materials	1.1%	4,116
Metal Mining	1.0%	3,940
Holding & Other Investment Offices	1.0%	3,852
Beer, Wine & Distilled Beverages	0.8%	3,235
Mortgage Bankers & Brokers	0.8%	3,060
Personal Credit Institutions	0.8%	3,023
Health Services	0.8%	3,000
Primary Metal Industries	0.6%	2,197
Shoe Stores	0.5%	2,080
Variety Stores	0.5%	2,051
Life Insurance	0.5%	2,018
Security & Commodity Brokers	0.5%	2,005
Mining	0.5%	1,968
Gas Production & Distribution	0.5%	1,940
Hotels & Other Lodging Places	0.5%	1,763
Construction	0.4%	1,739
Paper & Allied Products	0.4%	1,711
Retail Trade	0.4%	1,659
Engineering & Management Services	0.4%	1,647
Motor Vehicles, Parts & Supplies	0.4%	1,625
Transportation & Public Utilities	0.4%	1,576
Department Stores	0.4%	1,533
Misc. General Merchandise Stores	0.4%	1,373
Printing & Publishing	0.3%	1,343
Manufacturing Industries	0.3%	1,308
Air Transportation	0.3%	1,276
Trucking & Warehousing	0.3%	1,140
Transportation Equipment	0.2%	941
Water Transportation	0.2%	889
Furniture & Fixtures	0.2%	779
Rubber & Misc. Plastic Products	0.2%	707
Paper & Paper Products	0.2%	668
Metal Cans & Shipping Containers	0.2%	630
Electrical Goods	0.1%	538
Food Stores	0.1%	365
Real Estate	0.1%	257
Investments, at value	98.6%	382,728
Short-term investments	10.7%	41,483
Liabilities in excess of other assets	(9.3)%	(35,923)
Net assets	100.0%	$388,288

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

7

Capital Guardian Global

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2005
(all amounts except share amounts in thousands)
(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

(a)  No dividends were paid during the preceding twelve months.

(b)  At June 30, 2005, all or a portion of this security is on loan (see Note 1). The value at June 30, 2005, of all securities on loan is $39,850.

(c)  Value is less than $1.

(d)  Floating or variable rate note. Rate is listed as of June 30, 2005.

(e)  Cash collateral for the Repurchase Agreements, valued at $11,517, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00%–10.325% and 9/15/2005–12/31/2049, respectively.

(f)  Regulated investment company advised by Investors Bank and Trust Co. ("IBT"). IBT is also the accounting, custody and lending agent for the Fund.

DEFINITIONS:

144A  144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2005, these securities aggregated $3,882 or 1.0% of the net assets of the Fund.

ADR  American Depositary Receipt

GDR  Global Depositary Receipt

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

8

Capital Guardian Global

STATEMENT OF ASSETS AND LIABILITIES
At June 30, 2005
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
Investment securities, at value (cost: $375,035) (including securities loaned of $39,850)	$424,211
Cash	5,585
Foreign cash (cost: $126)	125
Receivables:
Investment securities sold	1,166
Shares sold	88
Interest	23
Dividends	679
Dividend reclaims receivable	77
Unrealized appreciation on forward foreign currency contracts	597
432,551
Liabilities:
Investment securities purchased	2,301
Accounts payable and accrued liabilities:
Shares redeemed	68
Management and advisory fees	319
Service fees	1
Payable for collateral for securities on loan	41,483
Unrealized depreciation on forward foreign currency contracts	53
Other	38
44,263
Net Assets	$388,288
Net Assets Consist of:
Capital stock, 50,000 shares authorized ($.01 par value)	$308
Additional paid-in capital	309,833
Undistributed net investment income (loss)	3,988
Undistributed net realized gain (loss) from investment securities and foreign currency transactions	24,446
Net unrealized appreciation (depreciation) on: Investment securities	49,176
Translation of assets and liabilites denominated in foreign currencies	537
Net Assets	$388,288
Net Assets by Class:
Initial Class	$380,875
Service Class	7,413
Shares Outstanding:
Initial Class	30,203
Service Class	589
Net Asset Value and Offering Price Per Share:
Initial Class	$12.61
Service Class	12.59

STATEMENT OF OPERATIONS
For the period ended June 30, 2005
(all amounts in thousands)
(unaudited)

Investment Income:
Interest	$53
Dividends	5,109
Income from loaned securities–net	110
Less withholding taxes on foreign dividends	(387)
4,885
Expenses:
Management and advisory fees	1,953
Printing and shareholder reports	10
Custody fees	102
Administration fees	39
Legal fees	2
Audit fees	9
Trustees fees	7
Other	2
Service fees:
Service Class	8
Total expenses	2,132
Net Investment Income (Loss)	2,753
Net Realized Gain (Loss) from:
Investment securities	11,848
Foreign currency transactions	584
12,432
Net Increase (Decrease) in Unrealized Appreciation (Depreciation) on:
Investment securities	(24,927)
Translation of assets and liabilities denominated in foreign currencies	594
(24,333)
Net Gain (Loss) on Investment Securities and Foreign Currency Transactions	(11,759)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(9,148)

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

Capital Guardian Global  9

Capital Guardian Global

STATEMENTS OF CHANGES IN NET ASSETS
For the period or year ended
(all amounts in thousands)

	June 30, 2005 (unaudited)	December 31, 2004
Increase (Decrease) in Net Assets From:
Operations:
Net investment income (loss)	$2,753	$2,318
Net realized gain (loss) from investment securities and foreign currency transactions	12,432	18,293
Net unrealized appreciation (depreciation) on investment securities and foreign currency translation	(24,333)	16,633
	(9,148)	37,244
Distributions to Shareholders:
From net investment income:
Initial Class	–	(1,283)
Service Class	–	(4)
	–	(1,287)
Capital Share Transactions:
Proceeds from shares sold:
Initial Class	9,596	120,022
Service Class	2,449	4,471
	12,045	124,493
Dividends and distributions reinvested:
Initial Class	–	1,283
Service Class	–	4
	–	1,287
Cost of shares redeemed:
Initial Class	(29,533)	(18,579)
Service Class	(739)	(317)
	(30,272)	(18,896)
	(18,227)	106,884
Net increase (decrease) in net assets	(27,375)	142,841
Net Assets:
Beginning of period	415,663	272,822
End of period	$388,288	$415,663
Undistributed Net Investment Income (Loss)	$3,988	$1,235

	June 30, 2005 (unaudited)	December 31, 2004
Share Activity:
Shares issued:
Initial Class	760	9,974
Service Class	195	377
	955	10,351
Shares issued–reinvested from distributions:
Initial Class	–	116
Service Class	–	–
	–	116
Shares redeemed:
Initial Class	(2,368)	(1,574)
Service Class	(59)	(28)
	(2,427)	(1,602)
Net increase (decrease) in shares outstanding:
Initial Class	(1,608)	8,516
Service Class	136	349
	(1,472)	8,865

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

10

Capital Guardian Global

FINANCIAL HIGHLIGHTS
(unaudited for the period ended June 30, 2005)

		For a share outstanding throughout each period (a)
		Net Asset	Investment Operations			Distributions			Net Asset
	For the Period Ended (b)	Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total Operations	From Net Investment Income	From Net Realized Gains	Total Distributions	Value, End of Period
Initial Class	6/30/2005	$12.88	$0.09	$(0.36)	$(0.27)	$–	$–	$–	$12.61
	12/31/2004	11.66	0.08	1.18	1.26	(0.04)	–	(0.04)	12.88
	12/31/2003	8.49	0.05	3.14	3.19	(0.02)	–	(0.02)	11.66
	12/31/2002	10.57	0.01	(2.07)	(2.06)	(0.02)	–	(0.02)	8.49
	12/31/2001	12.06	–	(1.22)	(1.22)	–	(0.27)	(0.27)	10.57
	12/31/2000	15.77	0.02	(2.37)	(2.35)	–	(1.36)	(1.36)	12.06
Service Class	6/30/2005	12.88	0.07	(0.36)	(0.29)	–	–	–	12.59
	12/31/2004	11.66	0.05	1.18	1.23	(0.01)	–	(0.01)	12.88
	12/31/2003	8.76	(0.01)	2.91	2.90	–	–	–	11.66

			Ratios/Supplemental Data
	For the Period	Total	Net Assets, End of Period	Ratio of Expenses to Average Net Assets (f)		Net Investment Income (Loss) to Average	Portfolio Turnover
	Ended (b)	Return (c)(g)	(000's)	Net (d)	Total (e)	Net Assets (f)	Rate (g)
Initial Class	6/30/2005	(2.10)%	$380,875	1.09%	1.09%	1.41%	18%
	12/31/2004	10.88	409,831	1.10	1.10	0.65	23
	12/31/2003	37.60	271,610	1.14	1.14	0.48	20
	12/31/2002	(19.52)	120,447	1.29	1.29	0.17	33
	12/31/2001	(10.36)	44,477	1.34	1.35	0.03	45
	12/31/2000	(15.42)	50,351	1.28	1.30	0.08	303
Service Class	6/30/2005	(2.25)	7,413	1.34	1.34	1.19	18
	12/31/2004	10.60	5,832	1.35	1.35	0.38	23
	12/31/2003	33.11	1,212	1.39	1.39	(0.14)	20

NOTES TO FINANCIAL HIGHLIGHTS

(a)  Per share information is calculated based on average number of shares outstanding.

(b)  Capital Guardian Global (the "Fund") share classes commenced operations as follows:

Initial Class – February 3, 1998
Service Class – May 1, 2003

(c)  Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies and annuity contracts.

(d)  For the period ended June 30, 2005 and for the years ended December 31, 2004 and December 31, 2003, Ratio of Net Expenses to Average Net Assets is net of fee waivers and reimbursements by the investment adviser, if any (see note 2). For the year ended December 31, 2002, Ratio of Net Expenses to Average Net Assets is net of fees paid indirectly. For the year ended December 31, 2001 and prior years, Ratio of Net Expenses to Average Net Assets is net of fees paid indirectly and credits allowed by the custodian.

(e)  Ratio of Total Expenses to Average Net Assets includes all expenses before fee waivers and reimbursements by the investment adviser.

(f)  Annualized.

(g)  Not annualized for periods of less than one year.

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

Capital Guardian Global  11

Capital Guardian Global

NOTES TO FINANCIAL STATEMENTS
At June 30, 2005
(all amounts in thousands)
(unaudited)

NOTE 1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The AEGON/Transamerica Series Trust ("ATST") is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. ATST serves as a funding vehicle for variable life insurance, variable annuity and group annuity products. Capital Guardian Global ("the Fund"), part of ATST, began operations as part of the Endeavor Series Trust on February 3, 1998. The Fund became part of ATST on May 1, 2002.

Effective May 1, 2005, AEGON/Transamerica Series Fund, Inc. changed its name to AEGON/Transamerica Series Trust.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties, which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

See the Prospectus and Statement of Additional Information for a description of the Fund's investment objective.

In preparing the Fund's financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP"), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following policies were consistently followed by the Fund, in accordance with GAAP.

Multiple class operations and expenses: The Fund currently offers two classes of shares, an Initial Class and a Service Class. Income, non-class specific expenses and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

Pricing of shares: The Fund prices its shares on the basis of the net asset value of each class of shares of the Fund, which is determined as of the close of the New York Stock Exchange ("NYSE") (generally 4:00 p.m. Eastern Time) on each day on which the NYSE is open for trading.

Security valuations: Fund investments traded on an exchange are valued at the closing price on the day of valuation on the exchange where the security is principally traded. With respect to securities traded on the NASDAQ/NMS, such closing price may be the last reported sales price or the NASDAQ official closing price.

Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last quoted bid price.

Debt securities are valued by independent pricing services at the last quoted bid price; however, those that mature in sixty days or less are valued at amortized cost, which approximates market.

Investment company securities are valued at net asset value of the underlying portfolio.

Foreign securities generally are valued based on quotations from the primary market in which they are traded and are translated from the local currency into U.S. dollars using closing exchange rates. Many foreign securities markets are open for trading at times when the U.S. markets are closed for trading, and many foreign securities markets close for trading before the close of the NYSE. The value of foreign securities may be affected significantly on a day that the NYSE is closed and an investor is unable to purchase or redeem shares. If a significant market event impacting the value of a portfolio security (e.g., natural disaster, company announcement, market volatility) occurs subsequent to the close of trading in the security, but prior to the calculation of the Fund's net asset value per share, market quotations for that security may be determined to be unreliable and, accordingly, not "readily available." If market quotations are not readily available, and the impact of such a significant market event materially effects the net asset value per share of the Fund, an affected portfolio security will be valued at fair market value as determined in good faith using guidelines adopted by the Board of Trustees of the Fund, under the supervision of the Fund's Valuation Committee. Factors that may be considered to value foreign securities at fair market value may include, among others: the value of other securities traded on other markets, foreign currency exchange activity and the trading of financial products tied to foreign securities.

Other securities for which quotations are not readily available are valued at fair market value as determined in good faith using guidelines adopted by the Board of Trustees, under the supervision of the Fund's Valuation Committee. These guidelines may include: the type of security; any restrictions on its resale; financial or business news of the issuer; similar or related securities that are actively trading; related corporate actions; and other significant events occurring after the close of trading in the security.

Cash: The Fund may leave cash overnight in its cash account with the custodian, Investors Bank & Trust Company ("IBT"). IBT has been contracted on behalf of the Fund to invest the excess cash into a savings account, which at June 30, 2005, was paying an interest rate of 2.02%.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

Capital Guardian Global  12

Capital Guardian Global

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2005
(all amounts in thousands)
(unaudited)

NOTE 1.–(continued)

Throughout the six months, the Fund may have a cash overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate.

Repurchase agreements: The Fund is authorized to enter into repurchase agreements. The Fund, through IBT, receives delivery of the underlying securities, the value of which at the time of purchase is required to be an amount equal to at least 100% of the resale price. Repurchase agreements involve the risk that the seller will fail to repurchase the security, as agreed. In that case, the Fund will bear the risk of value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, may place security transactions of the Fund with broker/dealers with which ATST has established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions paid by the Fund be used to pay expenses that would otherwise be borne by any other funds within ATST, or by any other party.

Recaptured commissions during the six months ended June 30, 2005, of $44 are included in net realized gains in the Statement of Operations.

Securities lending: The Fund may lend securities to enhance fund earnings from investing cash collateral in making such loans to qualified borrowers (typically broker/dealers). The Fund has engaged its custodian bank, IBT, as a lending agent to administer its securities lending program. IBT earned $47 of program income for its services. When the Fund makes a security loan, it receives cash collateral as protection against the risk that the borrower will default on the loan, and records an asset for the cash invested collateral and a liability for the return of the collateral.

Loans of securities are required to be secured by collateral at least equal to 102% of the value of the securities at inception of the loan, and not less then 100% thereafter. The Fund may invest cash collateral in short-term money market instruments including: U.S. Treasury Bills, U.S. agency obligations, commercial paper, money market mutual funds, repurchase agreements and other highly rated, liquid investments. During the life of securities loans, the collateral and securities loaned remain subject to fluctuation in value. IBT marks to market securities loaned and the collateral each business day. If additional collateral is due (at least $1), IBT collects additional cash collateral from the borrowers. Although securities loaned will be fully collateralized at all times, IBT may experience delays in, or may be prevented from, recovering the collateral on behalf of the Fund. The Fund may recall a loaned security position at any time from the borrower through IBT. In the event the borrower fails to timely return a recalled security, IBT may indemnify the Fund by purchasing replacement securities for the Fund at its own expense and claiming the collateral to fund such a purchase. IBT absorbs the loss if the collateral value is not sufficient to cover the cost of the replacement securities. If replacement securities are not available, IBT will credit the equivalent cash value to the Fund.

While a security is on loan, the Fund does not have the right to vote that security. However, if time permits, the Fund will attempt to recall a security on loan and vote the proxy.

Income from securities lending is included in the Statement of Operations. The amount of collateral and value of securities on loan are included in the Statement of Assets and Liabilities as well as in the Schedule of Investments.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Foreign currency denominated investments: The accounting records of the Fund are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the closing exchange rate each day. The cost of foreign securities is translated at the exchange rate in effect when the investment was acquired. The Fund combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include: 1) foreign currency fluctuations between trade date and settlement date of investment security transactions; 2) gains and losses on forward foreign currency contracts; and 3) the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions, including unanticipated movements in exchange currency rates, the degree of government supervision and regulation of security markets, and the possibility of political or economic instability.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

Capital Guardian Global  13

Capital Guardian Global

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2005
(all amounts in thousands)
(unaudited)

NOTE 1.–(continued)

Foreign capital gains taxes: The Fund may be subject to taxes imposed by countries in which it invests, with respect to its investment in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Fund accrues such taxes when the related income or capital gains are earned. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

Forward foreign currency contracts: The Fund may enter into forward foreign currency contracts to hedge against exchange rate risk arising from investments in securities denominated in foreign currencies. Contracts are valued at the contractual forward rate and are marked to market daily, with the change in value recorded as an unrealized gain or loss. When the contracts are closed a realized gain or loss is incurred. Risks may arise from changes in market value of the underlying currencies and from the possible inability of counterparties to meet the terms of their contracts.

Open forward foreign currency contracts at June 30, 2005, are listed in the Schedule of Investments.

Dividend distributions: Dividends and capital gains distributions are typically declared and reinvested annually and are generally paid and reinvested on the business day following the ex-date.

NOTE 2.  RELATED PARTY TRANSACTIONS

Transamerica Fund Advisors, Inc. ("TFAI") is the Fund's investment adviser. Transamerica Fund Services, Inc. ("TFS") is the Fund's administrator and transfer agent. AFSG Securities Corp. ("AFSG") is the Fund's distributor. AFSG is 100% owned by AUSA Holding Company ("AUSA"). TFAI is a directly owned subsidiary of Western Reserve Life Assurance Co. of Ohio ("WRL") (78%) and AUSA (22%). TFS is a wholly owned subsidiary of WRL (50%) and AUSA (50%). AUSA and WRL are wholly owned indirect subsidiaries of AEGON, NV, a Netherlands corporation.

Effective January 1, 2005 AEGON/Transamerica Fund Advisors, Inc. ("ATFA") was renamed Transamerica Fund Advisors, Inc. ("TFAI"); AEGON/Transamerica Fund Services, Inc. ("ATFS") and AEGON/Transamerica Investor Services, Inc. ("ATIS") merged into one entity and was renamed Transamerica Fund Services, Inc. ("TFS").

Certain officers and trustees of the Fund are also officers and/or trustees of TFAI, TFS, AFSG and WRL. No affiliated officer or trustee receives any compensation directly from the Fund.

The following schedule reflects the percentage of fund assets owned by affiliated mutual funds (i.e. through the asset allocation funds):

	Net Assets	% of Net Assets
Asset Allocation– Conservative Portfolio	$19,799	5.10%
Asset Allocation–Moderate Portfolio	42,086	10.84%
Asset Allocation–Moderate Growth Portfolio	66,858	17.22%
Asset Allocation–Growth Portfolio	64,946	16.73%
Total	$193,689	49.89%

Investment advisory fee: The Fund pays management fees to TFAI based on average daily net assets ("ANA") at the following breakpoints:

1.05% of the first $150 million of ANA
1.00% of the next $150 million of ANA
0.90% of the next $200 million of ANA
0.825% of the next $250 million of ANA
0.80% of the next $250 million of ANA
0.75% of the next $1 billion of ANA
0.70% of ANA over $2 billion

TFAI has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

1.32% Expense Limit

If total fund expenses fall below the annual expense limitation agreement agreed to by the adviser within the succeeding three years, the Fund may be required to pay that adviser a portion or all of the waived advisory fees.

There are no amounts available for recapture at June 30, 2005.

Distribution and service fees: The Fund adopted a distribution plan ("Distribution Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. Pursuant to the Distribution Plan, ATST entered into a Distribution Agreement with AFSG effective May 1, 1999.

Under the Distribution Plan and Distribution Agreement on the Initial Class shares, AFSG, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund's shares, amounts equal to actual expenses associated with distributing the shares.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

Capital Guardian Global  14

Capital Guardian Global

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2005
(all amounts in thousands)
(unaudited)

NOTE 2.–(continued)

The Distribution Plan on the Service Class shares requires ATST to pay distribution fees to AFSG as compensation for its activities, not as reimbursement for specific expenses. The fee on the Service Class is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Fund is authorized under the 12b-1 plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%

AFSG has determined that it will not seek payment by the Fund of the distribution expenses incurred with respect to the Initial Class shares before April 30, 2006. Prior to AFSG seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Fund will pay fees relating to Service Class shares.

Administrative services: The Fund has entered into an agreement with TFS for financial and legal fund administration services, which includes such items as compliance, expenses, financial statements and other reporting, distributions, tax returns, prospectus preparation, board of trustees meeting support, transfer agency and other legal matters. The Fund pays TFS an annual fee of 0.02% of average net assets. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.

Deferred compensation plan: Each eligible Fund Trustee may elect participation in the Deferred Compensation Plan for Trustees of ATST ("the Plan"). Under the Plan, such Trustees may defer payment of a percentage of their total fees earned as a Fund Trustee. These deferred amounts may be invested in any portfolio of Transamerica IDEX Mutual Funds, an affiliate of the Fund. At June 30, 2005, the value of invested plan amount was $18. Invested plan amounts and the total liability for deferred compensation to the Trustees under the Plan at June 30, 2005, are included in Net Assets in the accompanying Statement of Assets and Liabilities.

NOTE 3.  INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the six months ended June 30, 2005, were as follows:

Purchases of securities:
Long-Term excluding U.S. Government	$69,552
U.S. Government	–
Proceeds from maturities and sales of securities:
Long-Term excluding U.S. Government	67,957
U.S. Government	–

NOTE 4.  FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments for items including, but not limited to, wash sales, foreign currency transactions, return of capital and post October loss deferral.

The aggregate cost of investments and composition of unrealized appreciation (depreciation) for federal income tax purposes as of June 30, 2005, are as follows:

Federal Tax Cost Basis	$375,614
Unrealized Appreciation	$59,654
Unrealized (Depreciation)	(11,057)
Net Unrealized Appreciation (Depreciation)	$48,597

NOTE 5.  REGULATORY PROCEEDINGS

There continues to be significant federal and state regulatory activity relating to financial services companies, particularly mutual fund companies and their investment advisers. As part of an ongoing investigation regarding potential market timing, recordkeeping and trading compliance issues and matters affecting the Fund's investment adviser, TFAI, and certain employees and affiliates of TFAI, the SEC staff has indicated that it is likely to take some action against TFAI and certain of its affiliates at the conclusion of the investigation. The potential timing and the scope of any such action is difficult to predict. Although the impact of any action brought against TFAI and/or its affiliates is difficult to assess at the present time, the Fund currently believes that the likelihood that any such action will have a material adverse impact on it is remote. It is important to note that the Fund is not aware of any allegation of wrongdoing against it and its Board at the time this semiannual report is printed. Although it is not anticipated that these developments will have an adverse impact on the Fund, there can be no assurance at this time. TFAI and its affiliates are actively working with the SEC in regard to this matter; however, the exact resolution cannot be determined at this time. TFAI will take such actions that it deems necessary or appropriate to continue providing management services to the Fund and to bring all matters to an appropriate conclusion. TFAI and/or its affiliates, and not the Fund, will bear the costs regarding these regulatory matters.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

Capital Guardian Global  15

Capital Guardian Global

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS – REVIEW AND RENEWAL (unaudited)

At a meeting of the Board of Trustees of AEGON/Transamerica Series Trust ("ATST") held on October 6, 2004, the Board considered and approved the renewal for a one-year period of the Investment Advisory Agreement between Capital Guardian Global (the "Portfolio") and Transamerica Fund Advisors, Inc. ("TFAI") as well as the Investment Sub-Advisory Agreement of the Portfolio between TFAI and Capital Guardian Trust Company (the "Sub-Adviser"). In approving the renewal of these agreements, the Board concluded that the Investment Advisory and Investment Sub-Advisory Agreements enable shareholders of the Portfolio to obtain high quality services at a cost that is appropriate, reasonable, and in the best interests of shareholders based upon the following determinations, among others:

The nature, extent and quality of the advisory service to be provided. The Board considered the nature and quality of the services provided by TFAI and the Sub-Adviser to the Portfolio in the past, as well as the services anticipated to be provided in the future. The Board concluded that TFAI and the Sub-Adviser are capable of providing high quality services to the Portfolio, as indicated by TFAI's management capabilities demonstrated with respect to the Portfolio and other portfolios managed by TFAI, TFAI's management oversight process, the professional qualifications and experience of the Sub-Adviser's portfolio management team, and the Portfolio's investment performance. The Board also concluded that TFAI and the Sub-Adviser would provide the same quality and quantity of investment management and related services as before, that these services are appropriate in scope and extent in light of the Portfolio's operations, the competitive landscape of the investment company business and investor needs, and that TFAI's and the Sub-Adviser's obligations will remain the same in all respects.

The investment performance of the Portfolio. The Board concluded, based in particular on information provided by Lipper Analytics, that the Portfolio's investment performance was competitive relative to comparable portfolios over trailing one-, two-, three-, and five-year periods and to the Portfolio's benchmark index over one- and five-year periods. On the basis of the Trustees' assessment of the nature, extent and quality of investment advisory and related services to be provided or procured by TFAI and the Sub-Adviser, the Trustees concluded that TFAI and the Sub-Adviser were capable of generating a level of long-term investment performance that is appropriate in light of the Portfolio's investment objective, policies and strategies and competitive with many other investment companies.

The cost of advisory services provided and the level of profitability. On the basis of the Board's review of the fees to be charged by TFAI and the Sub-Adviser for investment advisory and related services, TFAI's financial statements, the fees paid by TFAI to the Sub-Adviser, TFAI's estimated net management income resulting from its management of the Portfolio, and the estimated profitability of TFAI's relationships with the Portfolio and ATST, the Board concluded that the level of investment advisory fees and the profitability is appropriate in light of the services provided, the management fees and overall expense ratios of comparable investment companies, and the anticipated profitability of the relationship between the Portfolio and TFAI. Further, on the basis of comparative information supplied by Lipper Analytics, the Board determined that the advisory fees of the Portfolio were consistent with industry averages, although the Board decided to monitor the Portfolio's expense ratio in light of the Portfolio's higher-than-average level of operating expenses and encouraged management to attempt to reduce operating expenses over time.

The extent to which economies of scale would be realized as the Portfolio grows and whether fee levels reflect these economies of scale for the benefit of Portfolio investors. The Trustees concluded that inclusion of asset-based breakpoints in the Portfolio's advisory fee schedule appropriately benefit investors by realizing economies of scale in the form of a lower advisory fee rate as the level of Portfolio assets increases. The Board also concluded that the advisory fees appropriately reflect the Portfolio's current size, the current economic environment for TFAI, and the competitive nature of the investment company market. In addition, the Board noted that it will have the opportunity to periodically re-examine whether the Portfolio has achieved economies of scale, as well as the appropriateness of advisory fees payable to TFAI and the Sub-Adviser, in the future.

Benefits (such as soft dollars) to TFAI or the Sub-Adviser from its relationship with the Portfolio. The Board concluded that other benefits derived by TFAI or the Sub-Adviser from its relationship with the Portfolio are reasonable and fair, and are consistent with industry practice and the best interests of the Portfolio and its shareholders. In this regard, the Board noted that TFAI does not realize "soft dollar" benefits from its relationship with the Portfolio, and that the Sub-Adviser is participating in a brokerage program pursuant to which a portion of brokerage commissions paid by the Portfolio is recaptured for the benefit of the Portfolio and its shareholders, thus limiting the amount of "soft-dollar" arrangements the Sub-Adviser may engage in with respect to the Portfolio's brokerage transactions.

Other considerations. The Board also determined that TFAI had made a substantial commitment to the recruitment and retention of high quality personnel, and maintained the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and its shareholders. The Trustees also concluded that TFAI had made a significant entrepreneurial commitment to the management and success of the Portfolio, reflected by TFAI's expense limitation and fee waiver arrangement with the Portfolio, which may result in TFAI waiving a substantial amount of advisory fees for the benefit of shareholders.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

Capital Guardian Global 16

Capital Guardian Global

SUPPLEMENTAL INFORMATION (unaudited)
RESULTS OF SHAREHOLDER PROXY

At a special meeting of shareholders held on April 19, 2005, the results of the Proposals were as follows:

Proposal 1:  Approval of an Agreement and Plan of Reorganization pursuant to which AEGON/Transamerica Series Fund, Inc. will reorganize as a Delaware statutory trust.

For	Against	Abstentions/Broker Non-Votes
14,361,024.500	683,632.017	443,781.459

Proposal 2:  Approval of changes to the fundamental investment restrictions of Capital Guardian Global as follows:

A. Diversification	For	Against	Abstentions/Broker Non-Votes
	14,755,466.143	732,971.833	0
B. Borrowing	For	Against	Abstentions/Broker Non-Votes
	14,710,719.152	777,718.824	0
C. Senior Securities	For	Against	Abstentions/Broker Non-Votes
	14,733,135.668	755,302.308	0
D. Underwriting Securities	For	Against	Abstentions/Broker Non-Votes
	14,645,349.017	843,088.959	0
E. Real Estate	For	Against	Abstentions/Broker Non-Votes
	14,736,161.057	752,276.919	0
F. Making Loans	For	Against	Abstentions/Broker Non-Votes
	14,662,891.545	825,546.431	0
G. Concentration	For	Against	Abstentions/Broker Non-Votes
	14,719,433.803	769,004.173	0
H. Commodities	For	Against	Abstentions/Broker Non-Votes
	14,622,869.029	865,568.947	0

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

17

Capital Guardian U.S. Equity

UNDERSTANDING YOUR FUND'S EXPENSES
(unaudited)

SHAREHOLDER EXPENSES

The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at January 1, 2005 and held for the entire period until June 30, 2005.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, note that the expenses shown in the table are meant to highlight your ongoing costs and do not reflect any transaction costs.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period (a)
Initial Class
Actual	$1,000.00	$987.30	0.87%	$4.29
Hypothetical (b)	1,000.00	1,020.48	0.87	4.36
Service Class
Actual	1,000.00	986.40	1.12	5.52
Hypothetical (b)	1,000.00	1,019.24	1.12	5.61

(a)  Expenses are calculated using each Fund's annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by number of days in the period (181 days), and divided by the number of days in the year (365 days).

(b)  5% return per year before expenses.

GRAPHICAL PRESENTATION OF SCHEDULE OF INVESTMENTS
By Sector
At June 30, 2005

This chart shows the percentage breakdown by sector of the Fund's total investment securities.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

1

Capital Guardian U.S. Equity

SCHEDULE OF INVESTMENTS
At June 30, 2005
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
COMMON STOCKS (99.1%)
Aerospace (1.7%)
Boeing Co. (The)	13,500	$891
General Dynamics Corp.	5,100	559
United Technologies Corp.	57,800	2,968
Amusement & Recreation Services (0.1%)
Disney (Walt) Co. (The)	6,500	164
Automotive Dealers & Service Stations (0.1%)
AutoNation, Inc. (a)	18,700	384
Beverages (2.1%)
Anheuser-Busch Cos., Inc.	50,200	2,297
Pepsi Bottling Group, Inc.	16,100	461
PepsiCo, Inc.	50,700	2,734
Business Credit Institutions (2.5%)
Fannie Mae	63,500	3,708
Freddie Mac	43,400	2,831
Business Services (1.2%)
Clear Channel Communications, Inc.	25,200	779
eBay, Inc. (a)	40,400	1,334
Monster Worldwide, Inc. (a)	16,500	473
Omnicom Group, Inc.	6,800	543
Chemicals & Allied Products (1.8%)
Air Products & Chemicals, Inc.	15,100	911
Dow Chemical Co. (The)	39,000	1,737
du Pont (E.I.) de Nemours & Co.	2,800	120
Huntsman Corp. (a)	44,300	898
Methanex Corp. (b)	27,700	456
Procter & Gamble Co.	11,300	596
Commercial Banks (4.8%)
JPMorgan Chase & Co.	142,604	5,037
State Street Corp.	25,700	1,240
Wells Fargo & Co.	98,600	6,072
Communication (1.3%)
American Tower Corp.–Class A (a)(b)	24,300	511
Cablevision Systems Corp.–Class A (a)	22,573	727
Comcast Corp.–Class A (a)	19,700	605
DIRECTV Group (The), Inc. (a)	60,637	940
Viacom, Inc.–Class B	17,900	573
Communications Equipment (1.2%)
Corning, Inc. (a)	47,200	784
Polycom, Inc. (a)	34,100	508
QUALCOMM, Inc.	34,100	1,126
Siemens AG–ADR (b)	7,600	552

	Shares	Value
Computer & Data Processing Services (6.0%)
Affiliated Computer Services, Inc.–Class A (a)	71,100	$3,633
Automatic Data Processing, Inc.	20,000	839
BMC Software, Inc. (a)	53,000	951
Checkfree Corp. (a)(b)	14,000	477
Google, Inc.–Class A (a)(b)	3,500	1,030
Microsoft Corp.	132,100	3,281
SAP AG, ADR (b)	69,300	3,001
Sun Microsystems, Inc. (a)	292,200	1,090
VeriSign, Inc. (a)	37,100	1,067
Computer & Office Equipment (3.5%)
Cisco Systems, Inc. (a)	183,200	3,501
Hewlett-Packard Co.	43,757	1,029
International Business Machines Corp.	8,500	631
Jabil Circuit, Inc. (a)	64,400	1,979
Lexmark International, Inc. (a)	16,100	1,044
Seagate Technology	46,600	818
Construction (0.9%)
Fluor Corp. (b)	41,300	2,378
Electric Services (1.8%)
AES Corp. (The) (a)	128,600	2,106
Calpine Corp. (a)(b)	162,600	553
Duke Energy Corp.	43,700	1,299
Edison International	15,200	616
Electrical Goods (0.4%)
Avnet, Inc. (a)	45,800	1,032
Electronic & Other Electric Equipment (3.5%)
Cooper Industries, Ltd.–Class A	28,400	1,815
Emerson Electric Co.	8,800	551
General Electric Co.	193,400	6,701
Electronic Components & Accessories (4.8%)
Altera Corp. (a)(b)	127,700	2,531
Applied Micro Circuits Corp. (a)	47,000	120
ASML Holding NV, ADR (a)(b)	40,300	631
Fairchild Semiconductor International, Inc. (a)	43,600	643
Flextronics International, Ltd. (a)(b)	85,800	1,133
Freescale Semiconductor, Inc.–Class A (a)	75,400	1,584
Intel Corp.	59,300	1,545
International Rectifier Corp. (a)(b)	12,000	573
JDS Uniphase Corp. (a)	135,400	206
Linear Technology Corp.	24,600	903
Novellus Systems, Inc.	18,600	460
Tyco International, Ltd.	27,500	803
Xilinx, Inc.	43,600	1,112
Environmental Services (0.2%)
Allied Waste Industries, Inc. (a)(b)	81,600	647

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

2

Capital Guardian U.S. Equity

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2005
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
Food & Kindred Products (3.4%)
Altria Group, Inc.	51,700	$3,343
Campbell Soup Co. (b)	51,600	1,588
Kraft Foods, Inc.–Class A (b)	52,000	1,654
Unilever NV–NY Shares	32,500	2,107
Furniture & Fixtures (0.3%)
Leggett & Platt, Inc.	27,300	726
Furniture & Home Furnishings Stores (0.5%)
Williams-Sonoma, Inc. (a)(b)	34,800	1,377
Gas Production & Distribution (0.6%)
Kinder Morgan, Inc. (b)	12,414	1,033
Williams Cos., Inc. (The)	22,900	435
Health Services (1.3%)
DaVita, Inc. (a)	34,600	1,574
Lincare Holdings, Inc. (a)(b)	44,200	1,805
Tenet Healthcare Corp. (a)	600	7
Holding & Other Investment Offices (1.5%)
Berkshire Hathaway, Inc.–Class A (a)	36	3,006
General Growth Properties, Inc. REIT (b)	19,300	793
Hotels & Other Lodging Places (0.5%)
Las Vegas Sands Corp. (a)(b)	13,300	475
Starwood Hotels & Resorts Worldwide, Inc.	14,300	838
Industrial Machinery & Equipment (4.2%)
American Standard Cos., Inc.	60,200	2,524
Applied Materials, Inc.	297,200	4,809
Baker Hughes, Inc.	22,200	1,136
Illinois Tool Works, Inc.	21,300	1,697
Ingersoll-Rand Co.–Class A	8,000	571
Instruments & Related Products (3.2%)
Agilent Technologies, Inc. (a)(b)	93,900	2,162
Applera Corp.–Applied Biosystems Group	51,700	1,017
Danaher Corp. (b)	14,400	754
KLA-Tencor Corp.	86,900	3,798
Teradyne, Inc. (a)(b)	43,100	516
Insurance (3.1%)
American International Group, Inc.	40,000	2,324
Chubb Corp.	13,800	1,181
PMI Group, Inc. (The)	33,500	1,306
WellPoint, Inc. (a)	33,400	2,326
XL Capital, Ltd.–Class A (b)	10,200	759
Insurance Agents, Brokers & Service (0.2%)
Hartford Financial Services Group, Inc. (The)	6,699	501
Lumber & Other Building Materials (1.9%)
Lowe's Cos., Inc. (b)	84,300	4,908

	Shares	Value
Management Services (0.2%)
Accenture, Ltd.–Class A (a)	21,500	$487
Medical Instruments & Supplies (1.7%)
Baxter International, Inc.	47,300	1,755
Guidant Corp.	32,075	2,159
Medtronic, Inc.	9,400	487
Motion Pictures (1.4%)
Time Warner, Inc. (a)	218,350	3,649
Oil & Gas Extraction (5.1%)
BJ Services Co. (b)	11,400	598
Schlumberger, Ltd.	49,500	3,759
Shell Transport & Trading Co. PLC–NY Shares ADR	28,400	1,649
Transocean, Inc. (a)	28,000	1,511
Unocal Corp. (b)	57,900	3,766
Weatherford International, Ltd. (a)	30,000	1,739
Paper & Allied Products (0.9%)
3M Co.	15,900	1,150
International Paper Co.	20,500	619
Kimberly-Clark Corp.	10,200	638
Personal Credit Institutions (2.6%)
AmeriCredit Corp. (a)	23,900	609
SLM Corp.	121,600	6,177
Petroleum Refining (3.1%)
Exxon Mobil Corp.	44,500	2,557
Royal Dutch Petroleum Co.–NY Shares	83,200	5,400
Pharmaceuticals (13.5%)
Allergan, Inc. (b)	60,400	5,148
AmerisourceBergen Corp. (b)	24,600	1,701
Amgen, Inc. (a)	39,700	2,400
AstraZeneca PLC–ADR	203,900	8,413
Forest Laboratories, Inc. (a)	155,900	6,057
ImClone Systems, Inc. (a)(b)	10,800	334
IVAX Corp. (a)	32,400	697
Lilly (Eli) & Co.	52,100	2,902
McKesson Corp.	21,200	950
Medco Health Solutions, Inc. (a)	30,700	1,638
Millennium Pharmaceuticals, Inc. (a)	67,900	629
Pfizer, Inc.	45,000	1,241
Sepracor, Inc. (a)(b)	9,800	588
Teva Pharmaceutical Industries, Ltd.–ADR (b)	65,000	2,024
Primary Metal Industries (0.6%)
Alcoa, Inc.	63,100	1,649
Printing & Publishing (0.2%)
Knight-Ridder, Inc. (b)	7,000	429

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

3

Capital Guardian U.S. Equity

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2005
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
Radio & Television Broadcasting (0.5%)
IAC/InterActive Corp. (a)(b)	50,300	$1,210
Radio, Television & Computer Stores (0.2%)
RadioShack Corp. (b)	24,800	575
Railroads (0.2%)
Union Pacific Corp.	7,800	505
Retail Trade (0.7%)
Amazon.com, Inc. (a)	15,000	496
Dollar Tree Stores, Inc. (a)	50,100	1,202
Savings Institutions (3.2%)
Golden West Financial Corp. (b)	45,800	2,949
Hudson City Bancorp, Inc. (b)	60,000	685
Washington Mutual, Inc. (b)	111,700	4,545
Security & Commodity Brokers (0.2%)
Goldman Sachs Group, Inc. (The)	4,900	500
Telecommunications (2.6%)
Qwest Communications International (a)	142,800	530
SBC Communications, Inc.	19,900	473
Sprint Corp. (FON Group) (b)	191,550	4,806
Verizon Communications, Inc.	27,900	964
Toys, Games & Hobbies (0.2%)
Mattel, Inc.	27,000	494
Transportation & Public Utilities (0.2%)
Kinder Morgan Management LLC (a)	10,550	485
Trucking & Warehousing (0.5%)
United Parcel Service, Inc.–Class B	17,800	1,231
Variety Stores (1.7%)
Costco Wholesale Corp.	49,200	2,205
Target Corp.	39,000	2,122
Water Transportation (0.3%)
Carnival Corp.	15,500	845
Wholesale Trade Nondurable Goods (0.7%)
SYSCO Corp.	48,800	1,766
Total Common Stocks (cost: $216,351)		254,979
	Principal	Value
SECURITY LENDING COLLATERAL (17.8%)
Debt (15.7%)
Bank Notes (0.9%)
Bank of America
3.27%, due 07/18/2005 (c)	$443	$443
3.27%, due 08/30/2005 (c)	516	516

	Principal	Value
Bank Notes (continued)
Bear Stearns & Co.
3.57%, due 09/08/2005 (c)	$664	$664
3.57%, due 12/06/2005 (c)	221	221
Credit Suisse First Boston Corp. 3.15%, due 09/09/2005 (c) 3.44%, due 03/10/2006 (c)	221 221	221 221
Certificates Of Deposit (0.3%)
Canadian Imperial Bank of Commerce 3.40%, due 11/04/2005 (c) 3.41%, due 05/18/2006 (c)	240 553	240 553
Commercial Paper (3.0%)
Compass Securitization – 144A 3.27%, due 07/22/2005	384	384
Fairway Finance Corp. – 144A 3.27%, due 07/28/2005	553	553
General Electric Capital Corp. 3.25%, due 07/08/2005	657	657
Grampian Funding LLC – 144A 3.28%, due 07/13/2005	443	443
Greyhawk Funding LLC – 144A 3.31%, due 08/09/2005	553	553
Jupiter Securitization Corp. – 144A 3.28%, due 08/02/2005	1,102	1,102
Morgan Stanley Dean Witter & Co. 3.52%, due 12/07/2005 (c) 3.51%, due 12/09/2005 (c)	1,438 1,394	1,438 1,394
Park Avenue Receivables Corp. – 144A 3.23%, due 07/20/2005	244	244
Preferred Receivables Corp. – 144A 3.28%, due 07/08/2005	631	631
Ranger Funding Co LLC – 144A 3.26%, due 07/07/2005	221	221
Euro Dollar Overnight (2.0%)
Bank of Montreal 3.01%, due 07/01/2005	1,020	1,020
BNP Paribas 3.00%, due 07/01/2005	602	602
Calyon 3.09%, due 07/01/2005 3.31%, due 07/01/2005	534 553	534 553
Fortis Bank 3.11%, due 07/05/2005 3.27%, due 07/07/2005	75 553	75 553
National Australia Bank 3.38%, due 07/01/2005 3.26%, due 07/06/2005	1,106 102	1,106 102

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

4

Capital Guardian U.S. Equity

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2005
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
Euro Dollar Overnight (continued)
Rabobank Nederland
3.35%, due 07/01/2005	$553	$553
Euro Dollar Terms (4.7%)
ABN Amro Bank NV 3.25%, due 08/05/2005	443	443
Bank of Nova Scotia 3.11%, due 07/11/2005 3.16%, due 07/15/2005	772 553	772 553
Barclays 3.16%, due 07/14/2005 3.25%, due 07/27/2005	332 664	332 664
Citigroup 3.09%, due 07/22/2005	398	398
Dexia Group 3.21%, due 07/20/2005 3.24%, due 07/21/2005	443 349	443 349
First Tennessee National Corp. 3.22%, due 08/09/2005	111	111
Fortis Bank 3.25%, due 08/04/2005	11	11
HBOS Halifax Bank of Scotland 3.15%, due 08/08/2005	221	221
Nordea Bank Finland PLC (NY Branch) 3.24%, due 08/03/2005	443	443
Rabobank Nederland 3.25%, due 08/08/2005	553	553
Royal Bank of Canada 3.25%, due 08/05/2005	531	531
Royal Bank of Scotland 3.29%, due 07/12/2005 3.25%, due 08/04/2005 3.31%, due 08/09/2005	1,660 443 688	1,660 443 688
Societe Generale 3.28%, due 08/01/2005	1,084	1,084
The Bank of the West 3.27%, due 07/27/2005	72	72
Toronto Dominion Bank 3.25%, due 08/02/2005	664	664
Wells Fargo & Co. 3.27%, due 07/21/2005 3.27%, due 08/01/2005	899 775	899 775
Promissory Notes (0.0%)
Goldman Sachs Group Inc. 3.32%, due 12/28/2005	89	89

	Principal	Value
Repurchase Agreements (4.8%) (d)
Credit Suisse First Boston Corp. 3.48% Repurchase Agreement dated 06/30/05 to be repurchased at $2,729 on 07/01/2005	$2,728	$2,728
Goldman Sachs Group, Inc. (The) 3.48% Repurchase Agreement dated 06/30/05 to be repurchased at $5,440 on 07/01/2005	5,439	5,439
Lehman Brothers Inc. 3.48% Repurchase Agreement dated 06/30/05 to be repurchased at $221 on 07/01/2005	221	221
Merrill Lynch & Co. 3.48% Repurchase Agreement dated 06/30/05 to be repurchased at $2,414 on 07/01/2005	2,414	2,414
Morgan Stanley Dean Witter & Co. 3.54% Repurchase Agreement dated 06/30/05 to be repurchased at $1,660 on 07/01/2005	1,660	1,660
	Shares	Value
Investment Companies (2.1%)
Money Market Funds (2.1%)
American Beacon Funds 1-day yield of 3.18%	592,229	$592
Barclays Global Investors Institutional Money Market Fund 1-day yield of 3.25%	2,427,847	2,428
Goldman Sachs Financial Square Prime Obligations Fund 1-day yield of 3.08%	35,971	36
Merrimac Cash Fund, Premium Class 1-day yield of 3.04% (e)	2,272,324	2,272
Total Security Lending Collateral (cost: $45,785)		45,785
Total Investment Securities (cost: $262,136)		$300,764
SUMMARY:
Investments, at value	116.9%	300,764
Liabilities in excess of other assets	(16.9)%	(43,401)
Net assets	100.0%	$257,363

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

5

Capital Guardian U.S. Equity

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2005
(all amounts except share amounts in thousands)
(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

(a)  No dividends were paid during the preceding twelve months.

(b)  At June 30, 2005, all or a portion of this security is on loan (see Note 1). The value at June 30, 2005, of all securities on loan is $44,193.

(c)  Floating or variable rate note. Rate is listed as of June 30, 2005.

(d)  Cash collateral for the Repurchase Agreements, valued at $12,711, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00%–10.325% and 9/15/2005–12/31/2049, respectively.

(e)  Regulated investment company advised by Investors Bank and Trust Co. ("IBT"). IBT is also the accounting, custody and lending agent for the Fund.

DEFINITIONS:

144A  144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2005, these securities aggregated $4,131 or 1.6% of the net assets of the Fund.

ADR  American Depositary Receipt

REIT  Real Estate Investment Trust

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

6

Capital Guardian U.S. Equity

STATEMENT OF ASSETS AND LIABILITIES
At June 30, 2005
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
Investment securities, at value (cost: $262,136) (including securities loaned of $44,193)	$300,764
Cash	2,718
Receivables:
Investment securities sold	713
Shares sold	499
Interest	7
Dividends	259
304,960
Liabilities:
Investment securities purchased	1,543
Accounts payable and accrued liabilities:
Shares redeemed	78
Management and advisory fees	175
Service fees	2
Payable for collateral for securities on loan	45,785
Other	14
47,597
Net Assets	$257,363
Net Assets Consist of:
Capital stock, 50,000 shares authorized ($.01 par value)	$236
Additional paid-in capital	199,372
Undistributed net investment income (loss)	2,227
Undistributed net realized gain (loss) from investment securities	16,900
Net unrealized appreciation (depreciation) on investment securities	38,628
Net Assets	$257,363
Net Assets by Class:
Initial Class	$248,212
Service Class	9,151
Shares Outstanding:
Initial Class	22,804
Service Class	842
Net Asset Value and Offering Price Per Share:
Initial Class	$10.88
Service Class	10.87

STATEMENT OF OPERATIONS
For the period ended June 30, 2005
(all amounts in thousands)
(unaudited)

Investment Income:
Interest	$24
Dividends	1,911
Income from loaned securities–net	31
Less withholding taxes on foreign dividends	(35)
1,931
Expenses:
Management and advisory fees	1,060
Printing and shareholder reports	10
Custody fees	18
Administration fees	26
Legal fees	1
Audit fees	7
Trustees fees	5
Other	1
Service fees:
Service Class	11
Total expenses	1,139
Net Investment Income (Loss)	792
Net Realized and Unrealized Gain (Loss)
Realized gain (loss) from investment securities	10,840
Increase (decrease) in unrealized appreciation (depreciation) on investment securities	(15,190)
Net Gain (Loss) on Investments	(4,350)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(3,558)

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

7

Capital Guardian U.S. Equity

STATEMENTS OF CHANGES IN NET ASSETS
For the period or year ended
(all amounts in thousands)

	June 30, 2005 (unaudited)	December 31, 2004
Increase (Decrease) In Net Assets From:
Operations:
Net investment income (loss)	$792	$1,449
Net realized gain (loss) from investment securities	10,840	11,876
Net unrealized appreciation (depreciation) on investment securities	(15,190)	10,453
	(3,558)	23,778
Distributions to Shareholders:
From net investment income:
Initial Class	–	(726)
Service Class	–	(3)
	–	(729)
Capital Share Transactions:
Proceeds from shares sold:
Initial Class	8,958	33,928
Service Class	1,855	6,140
	10,813	40,068
Dividends and distributions reinvested:
Initial Class	–	726
Service Class	–	3
	–	729
Cost of shares redeemed:
Initial Class	(24,199)	(29,209)
Service Class	(728)	(882)
	(24,927)	(30,091)
	(14,114)	10,706
Net increase (decrease) in net assets	(17,672)	33,755
Net Assets:
Beginning of period	275,035	241,280
End of period	$257,363	$275,035
Undistributed Net Investment Income (Loss)	$2,227	$1,435

	June 30, 2005 (unaudited)	December 31, 2004
Share Activity:
Shares issued:
Initial Class	829	3,275
Service Class	172	592
	1,001	3,867
Shares issued–reinvested from distributions:
Initial Class	–	76
	–	76
Shares redeemed:
Initial Class	(2,253)	(2,863)
Service Class	(67)	(87)
	(2,320)	(2,950)
Net increase (decrease) in shares outstanding:
Initial Class	(1,424)	488
Service Class	105	505
	(1,319)	993

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

8

Capital Guardian U.S. Equity

FINANCIAL HIGHLIGHTS

(unaudited for the period ended June 30, 2005)

		For a share outstanding throughout each period (a)
		Net Asset	Investment Operations			Distributions			Net Asset
	For the Period Ended (b)	Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total Operations	From Net Investment Income	From Net Realized Gains	Total Distributions	Value, End of Period
Initial Class	6/30/2005	$11.02	$0.03	$(0.17)	$(0.14)	$–	$–	$–	$10.88
	12/31/2004	10.07	0.06	0.92	0.98	(0.03)	–	(0.03)	11.02
	12/31/2003	7.39	0.04	2.65	2.69	(0.01)	–	(0.01)	10.07
	12/31/2002	9.74	0.03	(2.35)	(2.32)	(0.01)	(0.02)	(0.03)	7.39
	12/31/2001	10.10	0.01	(0.35)	(0.34)	(0.01)	(0.01)	(0.02)	9.74
	12/31/2000	10.00	0.01	0.09	0.10	–	–	–	10.10
Service Class	6/30/2005	11.02	0.02	(0.17)	(0.15)	–	–	–	10.87
	12/31/2004	10.07	0.04	0.92	0.96	(0.01)	–	(0.01)	11.02
	12/31/2003	7.96	0.01	2.10	2.11	–	–	–	10.07

			Ratios/Supplemental Data
	For the Period	Total	Net Assets, End of Period	Ratio of Expenses to Average Net Assets (f)		Net Investment Income (Loss) to Average	Portfolio Turnover
	Ended (b)	Return (c)(g)	(000's)	Net (d)	Total (e)	Net Assets (f)	Rate (g)
Initial Class	6/30/2005	(1.27)%	$248,212	0.87%	0.87%	0.62%	16%
	12/31/2004	9.77	266,915	0.90	0.90	0.57	23
	12/31/2003	36.50	238,949	0.91	0.91	0.41	20
	12/31/2002	(23.80)	116,484	0.98	0.98	0.43	23
	12/31/2001	(3.38)	50,334	1.08	1.09	0.19	39
	12/31/2000	1.00	33,507	1.13	1.13	0.45	108
Service Class	6/30/2005	(1.36)	9,151	1.12	1.12	0.36	16
	12/31/2004	9.49	8,120	1.15	1.15	0.38	23
	12/31/2003	26.50	2,331	1.16	1.16	0.17	20

NOTES TO FINANCIAL HIGHLIGHTS

(a)  Per share information is calculated based on average number of shares outstanding.

(b)  Capital Guardian U.S. Equity (the "Fund") share classes commenced operations as follows:

Initial Class – October 9, 2000
    Service Class – May 1, 2003

(c)  Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.

(d)  For the period ended June 30, 2005 and for the years ended December 31, 2004 and December 31, 2003, Ratio of Net Expenses to Average Net Assets is net of fee waivers and reimbursements by the investment adviser, if any (see note 2). For the year ended December 31, 2002, Ratio of Net Expenses to Average Net Assets is net of fees paid indirectly. For the year ended December 31, 2001 and prior years, Ratio of Net Expenses to Average Net Assets is net of fees paid indirectly and credits allowed by the custodian.

(e)  Ratio of Total Expenses to Average Net Assets includes all expenses before fee waivers and reimbursements by the investment adviser.

(f)  Annualized.

(g)  Not annualized for periods of less than one year.

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

9

Capital Guardian U.S. Equity

NOTES TO FINANCIAL STATEMENTS
At June 30, 2005
(all amounts in thousands)
(unaudited)

NOTE 1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The AEGON/Transamerica Series Trust ("ATST") is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. ATST serves as a funding vehicle for variable life insurance, variable annuity and group annuity products. Capital Guardian
U.S. Equity ("the Fund"), part of ATST, began operations as part of the Endeavor Series Trust on October 9, 2000. The Fund became part of ATST on May 1, 2002.

Effective May 1, 2005, AEGON/Transamerica Series Fund, Inc. changed its name to AEGON/Transamerica Series Trust.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties, which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

See the Prospectus and Statement of Additional Information for a description of the Fund's investment objective.

In preparing the Fund's financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP"), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following policies were consistently followed by the Fund, in accordance with GAAP.

Multiple class operations and expenses: The Fund currently offers two classes of shares, an Initial Class and a Service Class. Income, non-class specific expenses and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

Pricing of shares: The Fund prices its shares on the basis of the net asset value of each class of shares of the Fund, which is determined as of the close of the New York Stock Exchange ("NYSE") (generally 4:00 p.m. Eastern Time) on each day on which the NYSE is open for trading.

Security valuations: Fund investments traded on an exchange are valued at the closing price on the day of valuation on the exchange where the security is principally traded. With respect to securities traded on the NASDAQ/NMS, such closing price may be the last reported sales price or the NASDAQ official closing price.

Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last quoted bid price.

Debt securities are valued by independent pricing services at the last quoted bid price; however, those that mature in sixty days or less are valued at amortized cost, which approximates market.

Investment company securities are valued at net asset value of the underlying portfolio.

Other securities for which quotations are not readily available are valued at fair market value as determined in good faith using guidelines adopted by the Board of Trustees, under the supervision of the Fund's Valuation Committee. These guidelines may include: the type of security; any restrictions on its resale; financial or business news of the issuer; similar or related securities that are actively trading; related corporate actions; and other significant events occurring after the close of trading in the security.

Cash: The Fund may leave cash overnight in its cash account with the custodian, Investors Bank & Trust Company ("IBT"). IBT has been contracted on behalf of the Fund to invest the excess cash into a savings account, which at June 30, 2005, was paying an interest rate of 2.02%.

Throughout the six months, the Fund may have a cash overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate.

Repurchase agreements: The Fund is authorized to enter into repurchase agreements. The Fund, through IBT, receives delivery of the underlying securities, the value of which at the time of purchase is required to be an amount equal to at least 100% of the resale price. Repurchase agreements involve the risk that the seller will fail to repurchase the security, as agreed. In that case, the Fund will bear the risk of value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, may place security transactions of the Fund with broker/dealers with which ATST has established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions paid by the Fund be used to pay expenses that would otherwise be borne by any other funds within ATST, or by any other party.

Recaptured commissions during the six months ended June 30, 2005, of $13 are included in net realized gains in the Statement of Operations.

Securities lending: The Fund may lend securities to enhance fund earnings from investing cash collateral received in making such loans to qualified borrowers (typically broker/dealers). The fund has engaged its

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

10

Capital Guardian U.S. Equity

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2005
(all amounts in thousands)
(unaudited)

NOTE 1.–(continued)

custodian bank, IBT, as a lending agent to administer its securities lending program. IBT earned $13 of program income for its services. When the Fund makes a security loan, it receives cash collateral as protection against the risk that the borrower will default on the loan, and records an asset for the cash invested collateral and a liability for the return of the collateral.

Loans of securities are required to be secured by collateral at least equal to 102% of the value of the securities at inception of the loan, and not less then 100% thereafter. The Fund may invest cash collateral in short-term money market instruments including: U.S. Treasury Bills, U.S. agency obligations, commercial paper, money market mutual funds, repurchase agreements and other highly rated, liquid investments. During the life of securities loans, the collateral and securities loaned remain subject to fluctuation in value. IBT marks to market securities loaned and the collateral each business day. If additional collateral is due (at least $1), IBT collects additional cash collateral from the borrowers. Although securities loaned will be fully collateralized at all times, IBT may experience delays in, or may be prevented from, recovering the collateral on behalf of the Fund. The Fund may recall a loaned security position at any time from the borrower through IBT. In the event the borrower fails to timely return a recalled security, IBT may indemnify the Fund by purchasing replacement securities for the Fund at its own expense and claiming the collateral to fund such a purchase. IBT absorbs the loss if the collateral value is not sufficient to cover the cost of the replacement securities. If replacement securities are not available, IBT will credit the equivalent cash value to the Fund.

While a security is on loan, the Fund does not have the right to vote that security. However, if time permits, the Fund will attempt to recall a security on loan and vote the proxy.

Income from securities lending is included in the Statement of Operations. The amount of collateral and value of securities on loan are included in the Statement of Assets and Liabilities as well as in the Schedule of Investments.

Real Estate Investment Trusts ("REITs"): There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes and interest rates.

Dividend income is recorded at management's estimate of the income included in distributions from the REIT investments. Distributions received in excess of the estimated amount are recorded as a reduction of the cost of investments. The actual amounts of income, return of capital and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income is recorded on the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Dividend distributions: Dividends and capital gains distributions are typically declared and reinvested annually and are generally paid and reinvested on the business day following the ex-date.

NOTE 2.  RELATED PARTY TRANSACTIONS

Transamerica Fund Advisors, Inc. ("TFAI") is the Fund's investment adviser. Transamerica Fund Services, Inc. ("TFS") is the Fund's administrator and transfer agent. AFSG Securities Corp. ("AFSG") is the Fund's distributor. AFSG is 100% owned by AUSA Holding Company ("AUSA"). TFAI is a directly owned subsidiary of Western Reserve Life Assurance Co. of Ohio ("WRL") (78%) and AUSA (22%). TFS is a wholly owned subsidiary of WRL (50%) and AUSA (50%). AUSA and WRL are wholly owned indirect subsidiaries of AEGON, NV, a Netherlands corporation.

Effective January 1, 2005 AEGON/Transamerica Fund Advisors, Inc. ("ATFA") was renamed Transamerica Fund Advisors, Inc. ("TFAI"); AEGON/Transamerica Fund Services, Inc. ("ATFS") and AEGON/Transamerica Investor Services, Inc. ("ATIS") merged into one entity and was renamed Transamerica Fund Services, Inc. ("TFS").

Certain officers and trustees of the Fund are also officers and/or trustees of TFAI, TFS, AFSG and WRL. No affiliated officer or trustee receives any compensation directly from the Fund.

Investment advisory fee: The Fund pays management fees to TFAI based on average daily net assets ("ANA") at the following breakpoints:

0.85% of the first $100 million of ANA
0.80% of the next $400 million of ANA
0.775% of the next $500 million of ANA
0.70% of the next $1 billion of ANA
0.65% of ANA over $2 billion

TFAI has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

1.06% Expense Limit

If total fund expenses fall below the annual expense limitation agreement agreed to by the adviser within the succeeding three years, the Fund may be required to pay the adviser a portion or all of the waived advisory fees.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

11

Capital Guardian U.S. Equity

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2005
(all amounts in thousands)
(unaudited)

NOTE 2.–(continued)

There are no amounts available for recapture at June 30, 2005.

Distribution and service fees: The Fund adopted a distribution plan ("Distribution Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. Pursuant to the Distribution Plan, ATST entered into a Distribution Agreement with AFSG effective May 1, 1999.

Under the Distribution Plan and Distribution Agreement on the Initial Class shares, AFSG, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund's shares, amounts equal to actual expenses associated with distributing the shares.

The Distribution Plan on the Service Class shares requires ATST to pay distribution fees to AFSG as compensation for its activities, not as reimbursement for specific expenses. The fee on the Service Class is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Fund is authorized under the 12b-1 plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%

AFSG has determined that it will not seek payment by the Fund of the distribution expenses incurred with respect to the Initial Class shares before April 30, 2006. Prior to AFSG seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Fund will pay fees relating to Service Class shares.

Administrative services: The Fund has entered into an agreement with TFS for financial and legal fund administration services, which includes such items as compliance, expenses, financial statements and other reporting, distributions, tax returns, prospectus preparation, board of trustees meeting support, transfer agency and other legal matters. The Fund pays TFS an annual fee of 0.02% of average net assets. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.

Deferred compensation plan: Each eligible Fund Trustee may elect participation in the Deferred Compensation Plan for Trustees of ATST ("the Plan"). Under the Plan, such trustees may defer payment of a percentage of their total fees earned as a Fund Trustee. These deferred amounts may be invested in any portfolio of Transamerica IDEX Mutual Funds, an affiliate of the Fund. At June 30, 2005, the value of invested plan amounts was $12. Invested plan amounts and the total liability for deferred compensation to the Trustees under the Plan at June 30, 2005, are included in Net Assets in the accompanying Statement of Assets and Liabilities.

NOTE 3.  INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the six months ended June 30, 2005, were as follows:

Purchases of securities:
Long-Term excluding U.S. Government	$41,890
U.S. Government	–
Proceeds from maturities and sales of securities:
Long-Term excluding U.S. Government	48,587
U.S. Government	–

NOTE 4.  FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments for items including, but not limited to, wash sales and capital loss carryforwards.

The aggregate cost of investments and composition of unrealized appreciation (depreciation) for federal income tax purposes as of June 30, 2005, are as follows:

Federal Tax Cost Basis	$263,415
Unrealized Appreciation	$44,008
Unrealized (Depreciation)	(6,659)
Net Unrealized Appreciation (Depreciation)	$37,349

NOTE 5.  REGULATORY PROCEEDINGS

There continues to be significant federal and state regulatory activity relating to financial services companies, particularly mutual fund companies and their investment advisers. As part of an ongoing investigation regarding potential market timing, recordkeeping and trading compliance issues and matters affecting the Fund's investment adviser, TFAI, and certain employees and affiliates of TFAI, the SEC staff has indicated that it is likely to take some action against TFAI and certain of its affiliates at the conclusion of the investigation. The potential timing and the scope of any such action is difficult to predict. Although the impact of any action brought against TFAI and/or its affiliates is difficult to assess at the present time, the Fund currently believes that the likelihood that any such action will have a material adverse impact on it is remote. It is important to note that the Fund is not aware of any allegation of wrongdoing against it and its Board at the time this semiannual report is printed. Although it is not anticipated that these developments will have an adverse impact on the Fund, there can be no assurance at this time. TFAI and its affiliates are actively working with the SEC in regard to this matter; however, the exact resolution cannot be determined at this time. TFAI will take such actions that it deems necessary or appropriate to continue providing management services to the Fund and to bring all matters to an appropriate conclusion. TFAI and/or its affiliates, and not the Fund, will bear the costs regarding these regulatory matters.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

12

Capital Guardian U.S. Equity

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS – REVIEW AND RENEWAL (unaudited)

At a meeting of the Board of Trustees of AEGON/Transamerica Series Trust ("ATST") held on October 6, 2004, the Board considered and approved the renewal for a one-year period of the Investment Advisory Agreement between Capital Guardian U.S. Equity (the "Portfolio") and Transamerica Fund Advisors, Inc. ("TFAI") as well as the Investment Sub-Advisory Agreement of the Portfolio between TFAI and Capital Guardian Trust Company (the "Sub-Adviser"). In approving the renewal of these agreements, the Board concluded that the Investment Advisory and Investment Sub-Advisory Agreements enable shareholders of the Portfolio to obtain high quality services at a cost that is appropriate, reasonable, and in the best interests of shareholders based upon the following determinations, among others:

The nature, extent and quality of the advisory service to be provided. The Board considered the nature and quality of the services provided by TFAI and the Sub-Adviser to the Portfolio in the past, as well as the services anticipated to be provided in the future. The Board concluded that TFAI and the Sub-Adviser are capable of providing high quality services to the Portfolio, as indicated by TFAI's management capabilities demonstrated with respect to the Portfolio and other portfolios managed by TFAI, TFAI's management oversight process, the professional qualifications and experience of the Sub-Adviser's portfolio management team, and the Portfolio's strong investment performance. The Board also concluded that TFAI and the Sub-Adviser would provide the same quality and quantity of investment management and related services as before, that these services are appropriate in scope and extent in light of the Portfolio's operations, the competitive landscape of the investment company business and investor needs, and that TFAI's and the Sub-Adviser's obligations will remain the same in all respects.
The investment performance of the Portfolio. The Board concluded, based in particular on information provided by Lipper Analytics, that the Portfolio's investment performance was competitive or superior relative to comparable portfolios over trailing one-, two-, and three-year periods and to the Portfolio's benchmark index over the past year. On the basis of the Trustees' assessment of the nature, extent and quality of investment advisory and related services to be provided or procured by TFAI and the Sub-Adviser, the Trustees concluded that TFAI and the Sub-Adviser were capable of generating a level of long-term investment performance that is appropriate in light of the Portfolio's investment objective, policies and strategies and competitive with many other investment companies. Further, on the basis of comparative information supplied by Lipper Analytics, the Board determined that the advisory fees of the Portfolio were consistent with industry averages, although the Board decided to monitor the Portfolio's expense ratio in light of the Portfolio's higher-than-average level of operating expenses and encouraged management to attempt to reduce operating expenses over time

The cost of advisory services provided and the level of profitability. On the basis of the Board's review of the fees to be charged by TFAI and the Sub-Adviser for investment advisory and related services, TFAI's financial statements, the fees paid by TFAI to the Sub-Adviser, TFAI's estimated net management income resulting from its management of the Portfolio, and the estimated profitability of TFAI's relationships with the Portfolio and ATST, the Board concluded that the level of investment advisory fees and the profitability is appropriate in light of the services provided, the management fees and overall expense ratios of comparable investment companies provided by Lipper Analytics, and the anticipated profitability of the relationship between the Portfolio and TFAI.

The extent to which economies of scale would be realized as the Portfolio grows and whether fee levels reflect these economies of scale for the benefit of Portfolio investors. The Trustees concluded that inclusion of asset-based breakpoints in the Portfolio's advisory fee schedule appropriately benefit investors by realizing economies of scale in the form of a lower advisory fee rate as the level of Portfolio assets increases. The Board also concluded that the advisory fees appropriately reflect the Portfolio's current size, the current economic environment for TFAI, and the competitive nature of the investment company market. In addition, the Board noted that it will have the opportunity to periodically re-examine whether the Portfolio has achieved economies of scale, as well as the appropriateness of advisory fees payable to TFAI and the Sub-Adviser, in the future.

Benefits (such as soft dollars) to TFAI or the Sub-Adviser from its relationship with the Portfolio. The Board concluded that other benefits derived by TFAI or the Sub-Adviser from its relationship with the Portfolio are reasonable and fair, and are consistent with industry practice and the best interests of the Portfolio and its shareholders. In this regard, the Board noted that TFAI does not realize "soft dollar" benefits from its relationship with the Portfolio, and that the Sub-Adviser is participating in a brokerage program pursuant to which a portion of brokerage commissions paid by the Portfolio is recaptured for the benefit of the Portfolio and its shareholders, thus limiting the amount of "soft-dollar" arrangements the Sub-Adviser may engage in with respect to the Portfolio's brokerage transactions.

Other considerations. The Board also determined that TFAI had made a substantial commitment to the recruitment and retention of high quality personnel, and maintained the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and its shareholders. The Trustees also concluded that TFAI had made a significant entrepreneurial commitment to the management and success of the Portfolio, reflected by TFAI's expense limitation and fee waiver arrangement with the Portfolio, which may result in TFAI waiving a substantial amount of advisory fees for the benefit of shareholders.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

13

Capital Guardian U.S. Equity

SUPPLEMENTAL INFORMATION (unaudited)
RESULTS OF SHAREHOLDER PROXY

At a special meeting of shareholders held on April 19, 2005, the results of the Proposals were as follows:

Proposal 1:  Approval of an Agreement and Plan of Reorganization pursuant to which AEGON/Transamerica Series Fund, Inc. will reorganize as a Delaware statutory trust.

For	Against	Abstentions/Broker Non-Votes
23,004,724.075	890,390.082	800,086.195

Proposal 2:  Approval of changes to the fundamental investment restrictions of Capital Guardian U.S. Equity as follows:

A. Diversification	For	Against	Abstentions/Broker Non-Votes
	23,599,238.936	1,012,705.264	83,256.152
B. Borrowing	For	Against	Abstentions/Broker Non-Votes
	23,466,842.598	1,145,101.602	83,256.152
C. Senior Securities	For	Against	Abstentions/Broker Non-Votes
	23,577,078.491	1,034,865.709	83,256.152
D. Underwriting Securities	For	Against	Abstentions/Broker Non-Votes
	23,564,477.955	1,047,466.245	83,256.152
E. Real Estate	For	Against	Abstentions/Broker Non-Votes
	23,579,743.968	1,032,200.232	83,256.152
F. Making Loans	For	Against	Abstentions/Broker Non-Votes
	23,395,261.600	1,216,682.600	83,256.152
G. Concentration	For	Against	Abstentions/Broker Non-Votes
	23,550,788.330	1,061,155.870	83,256.152
H. Commodities	For	Against	Abstentions/Broker Non-Votes
	23,524,071.037	1,087,873.163	83,256.152

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

14

Capital Guardian Value

UNDERSTANDING YOUR FUND'S EXPENSES
(unaudited)

SHAREHOLDER EXPENSES

The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at January 1, 2005 and held for the entire period until June 30, 2005.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, note that the expenses shown in the table are meant to highlight your ongoing costs and do not reflect any transaction costs.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period (a)
Service Class
Actual	$1,000.00	$1,008.40	0.84%	$4.18
Hypothetical (b)	1,000.00	1,020.63	0.84	4.21
Initial Class
Actual	1,000.00	1,007.40	1.09	5.43
Hypothetical (b)	1,000.00	1,019.39	1.09	5.46

(a)  Expenses are calculated using each Fund's annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by number of days in the period (181 days), and divided by the number of days in the year (365 days).

(b)  5% return per year before expenses.

GRAPHICAL PRESENTATION OF SCHEDULE OF INVESTMENTS
By Sector
At June 30, 2005

This chart shows the percentage breakdown by sector of the Fund's total investment securities.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

1

Capital Guardian Value

SCHEDULE OF INVESTMENTS
At June 30, 2005
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
COMMON STOCKS (98.1%)
Aerospace (3.3%)
Boeing Co. (The)	96,000	$6,336
United Technologies Corp.	382,000	19,616
Automotive (0.2%)
Navistar International Corp. (a)	46,000	1,472
Automotive Dealers & Service Stations (0.5%)
AutoNation, Inc. (a)	202,300	4,151
Beverages (1.2%)
Anheuser-Busch Cos., Inc.	208,600	9,543
Business Credit Institutions (0.6%)
Fannie Mae	82,900	4,841
Business Services (0.8%)
Clear Channel Communications, Inc.	203,100	6,282
Chemicals & Allied Products (4.7%)
Air Products & Chemicals, Inc.	222,700	13,429
Colgate-Palmolive Co.	64,000	3,194
Dow Chemical Co. (The)	285,400	12,709
du Pont (E.I.) de Nemours & Co.	126,500	5,441
Methanex Corp. (b)	140,200	2,309
Commercial Banks (6.0%)
JPMorgan Chase & Co.	767,140	27,095
Wells Fargo & Co.	339,600	20,913
Communications Equipment (1.1%)
Polycom, Inc. (a)	302,000	4,503
Siemens AG–ADR	58,200	4,228
Computer & Data Processing Services (0.8%)
Affiliated Computer Services, Inc.–Class A (a)	85,100	4,349
Cadence Design Systems, Inc. (a)(b)	127,300	1,739
Computer & Office Equipment (1.7%)
Hewlett-Packard Co.	574,100	13,497
Electric Services (2.6%)
Duke Energy Corp. (b)	332,600	9,888
Edison International	162,100	6,573
Pinnacle West Capital Corp.	100,700	4,476
Electrical Goods (1.2%)
Arrow Electronics, Inc. (a)	29,200	793
Avnet, Inc. (a)(b)	386,100	8,699
Electronic & Other Electric Equipment (5.2%)
Cooper Industries, Ltd.–Class A	233,200	14,901
Emerson Electric Co.	73,300	4,591
General Electric Co.	639,800	22,169

	Shares	Value
Electronic Components & Accessories (6.7%)
Advanced Micro Devices, Inc. (a)	228,700	$3,966
Fairchild Semiconductor International, Inc. (a)	736,000	10,856
Flextronics International, Ltd. (a)(b)	1,119,600	14,790
Freescale Semiconductor, Inc.–Class A (a)(b)	518,500	10,894
Tyco International, Ltd.	424,000	12,381
Environmental Services (0.6%)
Allied Waste Industries, Inc. (a)(b)	566,200	4,490
Food & Kindred Products (8.6%)
Altria Group, Inc.	350,800	22,683
Campbell Soup Co. (b)	397,200	12,222
General Mills, Inc.	74,400	3,481
Kraft Foods, Inc.–Class A (b)	607,600	19,328
Unilever NV–NY Shares	162,400	10,528
Furniture & Fixtures (0.8%)
Leggett & Platt, Inc.	225,300	5,988
Gas Production & Distribution (2.3%)
Kinder Morgan, Inc. (b)	181,900	15,134
MDU Resources Group, Inc.	122,900	3,462
Holding & Other Investment Offices (2.5%)
General Growth Properties, Inc. REIT	486,790	20,002
Hotels & Other Lodging Places (0.3%)
Starwood Hotels & Resorts Worldwide, Inc.	44,400	2,601
Industrial Machinery & Equipment (0.5%)
Ingersoll-Rand Co.–Class A	53,400	3,810
Instruments & Related Products (0.5%)
Teradyne, Inc. (a)(b)	342,800	4,103
Insurance (5.9%)
American International Group, Inc.	118,300	6,873
Assurant, Inc.	37,000	1,336
Chubb Corp.	59,200	5,068
Everest Re Group, Ltd.	38,300	3,562
PMI Group, Inc. (The)	149,800	5,839
St. Paul Travelers Cos., Inc. (The)	64,107	2,534
WellPoint, Inc. (a)	297,400	20,711
XL Capital, Ltd.–Class A (b)	14,200	1,057
Insurance Agents, Brokers & Service (2.5%)
Hartford Financial Services Group, Inc. (The)	194,100	14,515
Marsh & McLennan Cos., Inc.	196,300	5,438
Motion Pictures (0.5%)
Time Warner, Inc. (a)	253,600	4,238

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

2

Capital Guardian Value

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2005
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
Oil & Gas Extraction (6.5%)
Anadarko Petroleum Corp.	46,500	$3,820
Equitable Resources, Inc.	102,300	6,956
Pioneer Natural Resources Company (b)	68,700	2,891
Shell Transport & Trading Co. PLC–NY Shares ADR	264,000	15,328
Transocean, Inc. (a)	185,500	10,011
Unocal Corp.	100,400	6,531
Weatherford International, Ltd. (a)(b)	108,600	6,297
Paper & Allied Products (2.1%)
International Paper Co.	339,900	10,268
Kimberly-Clark Corp.	99,200	6,209
OfficeMax, Inc.	8,300	247
Personal Credit Institutions (3.6%)
AmeriCredit Corp. (a)(b)	301,500	7,688
SLM Corp.	407,800	20,716
Petroleum Refining (2.9%)
Chevron Corp. (b)	28,600	1,599
Exxon Mobil Corp.	119,966	6,894
Royal Dutch Petroleum Co.–NY Shares	224,600	14,577
Pharmaceuticals (7.5%)
AmerisourceBergen Corp. (b)	133,400	9,225
AstraZeneca PLC–ADR	215,600	8,896
Lilly (Eli) & Co.	61,000	3,398
McKesson Corp.	189,000	8,465
Medco Health Solutions, Inc. (a)	273,600	14,599
Merck & Co., Inc.	401,900	12,379
Pfizer, Inc.	109,300	3,014
Primary Metal Industries (0.7%)
Alcoa, Inc.	99,700	2,605
Hubbell, Inc.–Class B	67,600	2,981
Railroads (1.5%)
Union Pacific Corp.	183,700	11,904
Restaurants (0.3%)
McDonald's Corp.	92,000	2,553
Retail Trade (0.3%)
Dollar Tree Stores, Inc. (a)	95,900	2,302
Savings Institutions (4.2%)
Golden West Financial Corp. (b)	21,600	1,391
Hudson City Bancorp, Inc. (b)	409,100	4,668
IndyMac Bancorp, Inc.	114,400	4,660
Washington Mutual, Inc. (b)	562,600	22,892
Security & Commodity Brokers (0.4%)
Goldman Sachs Group, Inc. (The)	31,700	3,234

	Shares	Value
Telecommunications (6.0%)
BellSouth Corp.	194,300	$5,163
SBC Communications, Inc.	524,400	12,454
Sprint Corp. (FON Group) (b)	627,500	15,744
Verizon Communications, Inc. (b)	422,400	14,594
Toys, Games & Hobbies (0.5%)
Mattel, Inc.	198,200	3,627

Total Common Stocks (cost: $679,785)	780,407

	Principal	Value
SECURITY LENDING COLLATERAL (13.6%)
Debt (12.0%)
Bank Notes (0.7%)
Bank of America
3.27%, due 07/18/2005 (c)	$1,041	$1,041
3.27%, due 08/30/2005 (c)	1,213	1,213
Bear Stearns & Co. 3.57%, due 09/08/2005 (c) 3.57%, due 12/06/2005 (c)	1,561 520	1,561 520
Credit Suisse First Boston Corp. 3.15%, due 09/09/2005 (c) 3.44%, due 03/10/2006 (c)	520 520	520 520
Certificates Of Deposit (0.2%)
Canadian Imperial Bank of Commerce 3.40%, due 11/04/2005 (c) 3.41%, due 05/18/2006 (c)	566 1,301	566 1,301
Commercial Paper (2.3%)
Compass Securitization–144A 3.27%, due 07/22/2005	902	902
Fairway Finance Corp.–144A 3.27%, due 07/28/2005	1,301	1,301
General Electric Capital Corp. 3.25%, due 07/08/2005	1,546	1,546
Grampian Funding LLC–144A 3.28%, due 07/13/2005	1,041	1,041
Greyhawk Funding LLC–144A 3.31%, due 08/09/2005	1,301	1,301
Jupiter Securitization Corp.–144A 3.28%, due 08/02/2005	2,593	2,593
Morgan Stanley Dean Witter & Co. 3.52%, due 12/07/2005 (c) 3.51%, due 12/09/2005 (c)	3,383 3,279	3,383 3,279
Park Avenue Receivables Corp.–144A 3.23%, due 07/20/2005	575	575
Preferred Receivables Corp.–144A 3.28%, due 07/08/2005	1,483	1,483
Ranger Funding Co LLC–144A 3.26%, due 07/07/2005	520	520

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

3

Capital Guardian Value

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2005
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
Euro Dollar Overnight (1.5%)
Bank of Montreal 3.01%, due 07/01/2005	$2,399	$2,399
BNP Paribas 3.00%, due 07/01/2005	1,416	1,416
Calyon 3.09%, due 07/01/2005 3.31%, due 07/01/2005	1,256 1,301	1,256 1,301
Fortis Bank 3.11%, due 07/05/2005 3.27%, due 07/07/2005	177 1,301	177 1,301
National Australia Bank 3.38%, due 07/01/2005 3.26%, due 07/06/2005	2,602 239	2,602 239
Rabobank Nederland 3.35%, due 07/01/2005	1,301	1,301
Euro Dollar Terms (3.6%)
ABN Amro Bank NV 3.25%, due 08/05/2005	1,041	1,041
Bank of Nova Scotia 3.11%, due 07/11/2005 3.16%, due 07/15/2005	1,817 1,301	1,817 1,301
Barclays 3.16%, due 07/14/2005 3.25%, due 07/27/2005	781 1,561	781 1,561
Citigroup 3.09%, due 07/22/2005	937	937
Dexia Group 3.21%, due 07/20/2005 3.24%, due 07/21/2005	1,041 820	1,041 820
First Tennessee National Corp. 3.22%, due 08/09/2005	260	260
Fortis Bank 3.25%, due 08/04/2005	26	26
HBOS Halifax Bank of Scotland 3.15%, due 08/08/2005	520	520
Nordea Bank Finland PLC (NY Branch) 3.24%, due 08/03/2005	1,041	1,041
Rabobank Nederland 3.25%, due 08/08/2005	1,301	1,301
Royal Bank of Canada 3.25%, due 08/05/2005	1,249	1,249
Royal Bank of Scotland 3.29%, due 07/12/2005 3.25%, due 08/04/2005 3.31%, due 08/09/2005	3,903 1,041 1,618	3,903 1,041 1,618
Societe Generale 3.28%, due 08/01/2005	2,550	2,550

	Principal	Value
Euro Dollar Terms (continued)
The Bank of the West 3.27%, due 07/27/2005	$169	$169
Toronto Dominion Bank 3.25%, due 08/02/2005	1,561	1,561
Wells Fargo & Co. 3.27%, due 07/21/2005 3.27%, due 08/01/2005	2,115 1,822	2,115 1,822
Promissory Notes (0.0%)
Goldman Sachs Group Inc. 3.32%, due 12/28/2005	208	208
Repurchase Agreements (3.7%) (d)
Credit Suisse First Boston Corp. 3.48%, Repurchase Agreement dated 06/30/2005 to be repurchased at $6,417 on 07/01/2005	6,417	6,417
Goldman Sachs Group, Inc. (The) 3.48%, Repurchased Agreement dated 06/30/2005 to be repurchased at $12,794 on 07/01/2005	12,793	12,793
Lehman Brothers, Inc. 3.48%, Repurchase Agreement dated 06/30/2005 to be repurchased at $520 on 07/01/2005	520	520
Merrill Lynch & Co., Inc 3.48%, Repurchase Agreement dated 06/30/2005 to be repurchased at $5,677 on 07/01/2005	5,677	5,677
Morgan Stanley Dean Witter & Co. 3.54%, Repurchase Agreement dated 06/30/2005 to be repurchased at $3,904 on 07/01/2005	3,903	3,903
	Shares	Value
Investment Companies (1.6%)
Money Market Funds (1.6%)
American Beacon Funds 1-day yield of 3.18%	1,392,904	$1,393
Barclays Global Investors Institutional Money Market Fund 1-day yield of 3.25%	5,710,220	5,710
Goldman Sachs Financial Square Prime Obligations Fund 1-day yield of 3.08%	84,602	85
Merrimac Cash Fund, Premium Class 1-day yield of 3.04% (e)	5,344,434	5,345
Total Security Lending Collateral (cost: $107,684)		107,684
Total Investment Securities (cost: $787,469)		$888,091
SUMMARY:
Investments, at value	111.7%	$888,091
Liabilities in excess of other assets	(11.7)%	(92,770)
Net assets	100.0%	$795,321

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

4

Capital Guardian Value

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2005
(all amounts except share amounts in thousands)
(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

(a)  No dividends were paid during the preceding twelve months.

(b)  At June 30, 2005, all or a portion of this security is on loan (see Note 1). The value at June 30, 2005, of all securities on loan is $102,942.

(c)  Floating or variable rate note. Rate is listed as of June 30, 2005.

(d)  Cash collateral for the Repurchase Agreements, valued at $29,896, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00%–10.325% and 9/15/2005–12/31/2049, respectively.

(e)  Regulated investment company advised by Investors Bank and Trust Co. ("IBT"). IBT is also the accounting, custody and lending agent for the Fund.

DEFINITIONS:

144A  144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2005, these securities aggregated $9,716 or 1.2% of the net assets of the Fund.

ADR  American Depositary Receipt

REIT  Real Estate Investment Trust

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

5

Capital Guardian Value

STATEMENT OF ASSETS AND LIABILITIES
At June 30, 2005
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
Investment securities, at value (cost: $787,469) (including securities loaned of $102,942)	$888,091
Cash	12,505
Receivables:
Shares sold	3,730
Interest	34
Dividends	1,459
Dividend reclaims receivable	1
905,820
Liabilities:
Investment securities purchased	1,928
Accounts payable and accrued liabilities:
Shares redeemed	330
Management and advisory fees	521
Service fees	4
Payable for collateral for securities on loan	107,684
Other	32
110,499
Net Assets	$795,321
Net Assets Consist of:
Capital stock, 50,000 shares authorized ($.01 par value)	$389
Additional paid-in capital	617,739
Undistributed net investment income (loss)	13,248
Undistributed net realized gain (loss) from investment securities	63,323
Net unrealized appreciation (depreciation) on investment securities	100,622
Net Assets	$795,321
Net Assets by Class:
Initial Class	$774,123
Service Class	21,198
Shares Outstanding:
Initial Class	37,876
Service Class	1,033
Net Asset Value and Offering Price Per Share:
Initial Class	$20.44
Service Class	20.52

STATEMENT OF OPERATIONS
For the period ended June 30, 2005
(all amounts in thousands)
(unaudited)

Investment Income:
Interest	$174
Dividends	9,100
Income from loaned securities–net	69
Less withholding taxes on foreign dividends	(138)
9,205
Expenses:
Management and advisory fees	3,093
Printing and shareholder reports	17
Custody fees	34
Administration fees	78
Legal fees	3
Audit fees	7
Trustees fees	13
Other	4
Service fees:
Service Class	23
Total expenses	3,272
Net Investment Income (Loss)	5,933
Net Realized and Unrealized Gain (Loss)
Realized gain (loss) from investment securities	24,321
Increase (decrease) in unrealized appreciation (depreciation) on investment securities	(23,753)
Net Gain (Loss) on Investments	568
Net Increase (Decrease) in Net Assets Resulting from Operations	$6,501

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

6

Capital Guardian Value

STATEMENTS OF CHANGES IN NET ASSETS
For the period or year ended
(all amounts in thousands)

	June 30, 2005 (unaudited)	December 31, 2004
Increase (Decrease) in Net Assets From:
Operations:
Net investment income (loss)	$5,933	$7,527
Net realized gain (loss) from investment securities	24,321	41,970
Net unrealized appreciation (depreciation) on investment securities	(23,753)	48,717
	6,501	98,214
Distributions to Shareholders:
From net investment income:
Initial Class	–	(5,866)
Service Class	–	(82)
	–	(5,948)
Capital Share Transactions:
Proceeds from shares sold:
Initial Class	36,432	273,184
Service Class	6,422	14,229
	42,854	287,413
Dividends and distributions reinvested:
Initial Class	–	5,866
Service Class	–	82
	–	5,948
Cost of shares redeemed:
Initial Class	(42,801)	(54,500)
Service Class	(2,376)	(1,357)
	(45,177)	(55,857)
	(2,323)	237,504
Net increase (decrease) in net assets	4,178	329,770
Net Assets:
Beginning of period	791,143	461,373
End of period	$795,321	$791,143
Undistributed Net Investment Income (Loss)	$13,248	$7,315

	June 30, 2005 (unaudited)	December 31, 2004
Share Activity:
Shares issued:
Initial Class	1,810	14,709
Service Class	319	773
	2,129	15,482
Shares issued–reinvested from distributions:
Initial Class	–	333
Service Class	–	5
	–	338
Shares redeemed:
Initial Class	(2,137)	(2,991)
Service Class	(119)	(74)
	(2,256)	(3,065)
Net increase (decrease) in shares outstanding:
Initial Class	(327)	12,051
Service Class	200	704
	(127)	12,755

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

7

Capital Guardian Value

FINANCIAL HIGHLIGHTS
(unaudited for the period ended June 30, 2005)

		For a share outstanding throughout each period (a)
		Net Asset	Investment Operations			Distributions			Net Asset
	For the Period Ended (b)	Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total Operations	From Net Investment Income	From Net Realized Gains	Total Distributions	Value, End of Period
Initial Class	6/30/2005	$20.27	$0.15	$0.02	$0.17	$–	$–	$–	$20.44
	12/31/2004	17.56	0.25	2.65	2.90	(0.19)	–	(0.19)	20.27
	12/31/2003	13.15	0.24	4.29	4.53	(0.12)	–	(0.12)	17.56
	12/31/2002	17.35	0.18	(3.75)	(3.57)	(0.11)	(0.52)	(0.63)	13.15
	12/31/2001	17.58	0.16	1.01	1.17	(0.14)	(1.26)	(1.40)	17.35
	12/31/2000	19.99	0.15	0.68	0.83	(0.19)	(3.05)	(3.24)	17.58
Service Class	6/30/2005	20.37	0.13	0.02	0.15	–	–	–	20.52
	12/31/2004	17.65	0.21	2.66	2.87	(0.15)	–	(0.15)	20.37
	12/31/2003	13.66	0.15	3.85	4.00	(0.01)	–	(0.01)	17.65

			Ratios/Supplemental Data
	For the Period	Total	Net Assets, End of Period	Ratio of Expenses to Average Net Assets (f)		Net Investment Income (Loss) to Average	Portfolio Turnover
	Ended (b)	Return (c)(g)	(000's)	Net (d)	Total (e)	Net Assets (f)	Rate (g)
Initial Class	6/30/2005	0.84%	$774,123	0.84%	0.84%	1.54%	16%
	12/31/2004	16.70	774,182	0.86	0.86	1.35	32
	12/31/2003	34.58	459,102	0.88	0.88	1.63	30
	12/31/2002	(20.70)	286,725	0.91	0.91	1.23	39
	12/31/2001	6.64	217,637	0.94	0.95	1.01	55
	12/31/2000	5.57	182,354	0.91	0.93	0.77	85
Service Class	6/30/2005	0.74	21,198	1.09	1.09	1.27	16
	12/31/2004	16.39	16,961	1.11	1.11	1.11	32
	12/31/2003	29.30	2,271	1.13	1.13	1.37	30

NOTES TO FINANCIAL HIGHLIGHTS

(a)  Per share information is calculated based on average number of shares outstanding.

(b)  Capital Guardian Value (the "Fund") share classes commenced operations as follows:

Initial Class – May 27, 1993
Service Class – May 1, 2003

(c)  Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.

(d)  For the period ended June 30, 2005 and for the years ended December 31, 2004, and December 31, 2003, Ratio of Net Expenses to Average Net Assets is net of fee waivers and reimbursements by the investment adviser, if any (see note 2). For the year ended December 31, 2002, Ratio of Net Expenses to Average Net Assets is net of fees paid indirectly. For the year ended December 31, 2001 and prior years, Ratio of Net Expenses to Average Net Assets is net of fees paid indirectly and credits allowed by the custodian.

(e)  Ratio of Total Expenses to Average Net Assets includes all expenses before fee waivers and reimbursements by the investment adviser.

(f)  Annualized.

(g)  Not annualized for periods of less than one year.

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

8

Capital Guardian Value

NOTES TO FINANCIAL STATEMENTS
At June 30, 2005
(all amounts in thousands)
(unaudited)

NOTE 1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The AEGON/Transamerica Series Trust ("ATST") is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. ATST serves as a funding vehicle for variable life insurance, variable annuity and group annuity products. Capital Guardian Value ("the Fund"), part of ATST, began operations as part of the Endeavor Series Trust on May 27, 1993. The Fund became part of ATST on May 1, 2002.

Effective May 1, 2005, AEGON/Transamerica Series Fund, Inc. changed its name to AEGON/Transamerica Series Trust.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties, which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

See the Prospectus and Statement of Additional Information for a description of the Fund's investment objective.

In preparing the Fund's financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP"), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following policies were consistently followed by the Fund, in accordance with GAAP.

Multiple class operations and expenses: The Fund currently offers two classes of shares, an Initial Class and a Service Class. Income, non-class specific expenses and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

Pricing of shares: The Fund prices its shares on the basis of the net asset value of each class of shares of the Fund, which is determined as of the close of the New York Stock Exchange ("NYSE") (generally 4:00 p.m. Eastern Time) on each day on which the NYSE is open for trading.

Security valuations: Fund investments traded on an exchange are valued at the closing price on the day of valuation on the exchange where the security is principally traded. With respect to securities traded on the NASDAQ/NMS, such closing price may be the last reported sales price or the NASDAQ official closing price.

Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last quoted bid price.

Debt securities are valued by independent pricing services at the last quoted bid price; however, those that mature in sixty days or less are valued at amortized cost, which approximates market.

Investment company securities are valued at net asset value of the underlying portfolio.

Other securities for which quotations are not readily available are valued at fair market value as determined in good faith using guidelines adopted by the Board of Trustees, under the supervision of the Fund's Valuation Committee. These guidelines may include: the type of security; any restrictions on its resale; financial or business news of the issuer; similar or related securities that are actively trading; related corporate actions; and other significant events occurring after the close of trading in the security.

Cash: The Fund may leave cash overnight in its cash account with the custodian, Investors Bank & Trust Company ("IBT"). IBT has been contracted on behalf of the Fund to invest the excess cash into a savings account, which at June 30, 2005, was paying an interest rate of 2.02%.

Throughout the six months, the Fund may have a cash overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate.

Repurchase agreements: The Fund is authorized to enter into repurchase agreements. The Fund, through IBT, receives delivery of the underlying securities, the value of which at the time of purchase is required to be an amount equal to at least 100% of the resale price. Repurchase agreements involve the risk that the seller will fail to repurchase the security, as agreed. In that case, the Fund will bear the risk of value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, may place security transactions of the Fund with broker/dealers with which ATST has established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions paid by the Fund be used to pay expenses that would otherwise be borne by any other funds within ATST, or by any other party.

Recaptured commissions during the six months ended June 30, 2005, of $63 are included in net realized gains in the Statement of Operations.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

9

Capital Guardian Value

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2005
(all amounts in thousands)
(unaudited)

NOTE 1.–(continued)

Securities lending: The Fund may lend securities to enhance fund earnings from investing cash collateral in making such loans to qualified borrowers (typically broker/dealers). The Fund has engaged its custodian bank, IBT, as a lending agent to administer its securities lending program. IBT earned $30 of program income for its services. When the Fund makes a security loan, it receives cash collateral as protection against the risk that the borrower will default on the loan, and records an asset for the cash invested collateral and a liability for the return of the collateral.

Loans of securities are required to be secured by collateral at least equal to 102% of the value of the securities at inception of the loan, and not less then 100% thereafter. The Fund may invest cash collateral in short-term money market instruments including: U.S. Treasury Bills, U.S. agency obligations, commercial paper, money market mutual funds, repurchase agreements and other highly rated, liquid investments. During the life of securities loans, the collateral and securities loaned remain subject to fluctuation in value. IBT marks to market securities loaned and the collateral each business day. If additional collateral is due (at least $1), IBT collects additional cash collateral from the borrowers. Although securities loaned will be fully collateralized at all times, IBT may experience delays in, or may be prevented from, recovering the collateral on behalf of the Fund. The Fund may recall a loaned security position at any time from the borrower through IBT. In the event the borrower fails to timely return a recalled security, IBT may indemnify the Fund by purchasing replacement securities for the Fund at its own expense and claiming the collateral to fund such a purchase. IBT absorbs the loss if the collateral value is not sufficient to cover the cost of the replacement securities. If replacement securities are not available, IBT will credit the equivalent cash value to the Fund.

While a security is on loan, the Fund does not have the right to vote that security. However, if time permits, the Fund will attempt to recall a security on loan and vote the proxy.

Income from securities lending is included in the Statement of Operations. The amount of collateral and value of securities on loan are included in the Statement of Assets and Liabilities as well as in the Schedule of Investments.

Real Estate Investment Trusts ("REITs"): There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes and interest rates.

Dividend income is recorded at management's estimate of the income included in distributions from the REIT investments. Distributions received in excess of the estimated amount are recorded as a reduction of the cost of investments. The actual amounts of income, return of capital and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income is recorded on the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Dividend distributions: Dividends and capital gains distributions are typically declared and reinvested annually and are generally paid and reinvested on the business day following the ex-date.

NOTE 2.  RELATED PARTY TRANSACTIONS

Transamerica Fund Advisors, Inc. ("TFAI") is the Fund's investment adviser. Transamerica Fund Services, Inc. ("TFS") is the Fund's administrator and transfer agent. AFSG Securities Corp. ("AFSG") is the Fund's distributor. AFSG is 100% owned by AUSA Holding Company ("AUSA"). TFAI is a directly owned subsidiary of Western Reserve Life Assurance Co. of Ohio ("WRL") (78%) and AUSA (22%). TFS is a wholly owned subsidiary of WRL (50%) and AUSA (50%). AUSA and WRL are wholly owned indirect subsidiaries of AEGON, NV, a Netherlands corporation.

Effective January 1, 2005 AEGON/Transamerica Fund Advisors, Inc. ("ATFA") was renamed Transamerica Fund Advisors, Inc. ("TFAI"); AEGON/Transamerica Fund Services, Inc. ("ATFS") and AEGON/Transamerica Investor Services, Inc. ("ATIS") merged into one entity and was renamed Transamerica Fund Services, Inc. ("TFS").

Certain officers and trustees of the Fund are also officers and/or trustees of TFAI, TFS, AFSG and WRL. No affiliated officer or trustee receives any compensation directly from the Fund.

The following schedule reflects the percentage of fund assets owned by affiliated mutual funds (i.e. through the asset allocation funds):

	Net Assets	% of Net Assets
Asset Allocation–Growth Portfolio	$91,379	11.49%
Asset Allocation–Moderate Growth Portfolio	166,564	20.94%
Total	$257,943	32.43%

Investment advisory fee: The Fund pays management fees to TFAI based on average daily net assets ("ANA") at the following breakpoints:

0.85% of the first $100 million of ANA
0.80% of the next $400 million of ANA
0.775% of the next $500 million of ANA
0.70% of the next $1 billion of ANA
0.65% of ANA over $2 billion

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

10

Capital Guardian Value

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2005
(all amounts in thousands)
(unaudited)

NOTE 2.–(continued)

TFAI has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

0.92% Expense Limit

If total fund expenses fall below the annual expense limitation agreement agreed to by the adviser within the succeeding three years, the Fund may be required to pay that adviser a portion or all of the waived advisory fees.

There are no amounts available for recapture at June 30, 2005.

Distribution and service fees: The Fund adopted a distribution plan ("Distribution Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. Pursuant to the Distribution Plan, ATST entered into a Distribution Agreement with AFSG effective May 1, 1999.

Under the Distribution Plan and Distribution Agreement on the Initial Class shares, AFSG, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund's shares, amounts equal to actual expenses associated with distributing the shares.

The Distribution Plan on the Service Class shares requires ATST to pay distribution fees to AFSG as compensation for its activities, not as reimbursement for specific expenses. The fee on the Service Class is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Fund is authorized under the 12b-1 plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%

AFSG has determined that it will not seek payment by the Fund of the distribution expenses incurred with respect to the Initial Class shares before April 30, 2006. Prior to AFSG seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Fund will pay fees relating to Service Class shares.

Administrative services: The Fund has entered into an agreement with TFS for financial and legal fund administration services, which includes such items as compliance, expenses, financial statements and other reporting, distributions, tax returns, prospectus preparation, board of trustees meeting support, transfer agency and other legal matters. The Fund pays TFS an annual fee of 0.02% of average net assets. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.

Deferred compensation plan: Each eligible Fund Trustee may elect participation in the Deferred Compensation Plan for Trustees of ATST ("the Plan"). Under the Plan, such Trustees may defer payment of a percentage of their total fees earned as a Fund Trustee. These deferred amounts may be invested in any portfolio of Transamerica IDEX Mutual Funds, an affiliate of the Fund. At June 30, 2005, the value of invested plan amounts was $36. Invested plan amounts and the total liability for deferred compensation to the Trustees under the Plan at June 30, 2005, are included in Net Assets in the accompanying Statement of Assets and Liabilities.

NOTE 3.  INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the six months ended June 30, 2005, were as follows:

Purchases of securities:
Long-Term excluding U.S. Government	$158,462
U.S. Government	–
Proceeds from maturities and sales of securities:
Long-Term excluding U.S. Government	119,985
U.S. Government	–

NOTE 4.  FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments for items including, but not limited to, wash sales, foreign currency transactions, net operating losses and capital loss carryforwards.

The aggregate cost of investments and composition of unrealized appreciation (depreciation) for federal income tax purposes as of June 30, 2005, are as follows:

Federal Tax Cost Basis	$787,469
Unrealized Appreciation	$117,882
Unrealized (Depreciation)	(17,260)
Net Unrealized Appreciation (Depreciation)	$100,622

NOTE 5.  REGULATORY PROCEEDINGS

There continues to be significant federal and state regulatory activity relating to financial services companies, particularly mutual fund companies and their investment advisers. As part of an ongoing investigation regarding potential market timing, recordkeeping and trading compliance issues and matters affecting the Fund's investment

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

11

Capital Guardian Value

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2005
(all amounts in thousands)
(unaudited)

NOTE 5.–(continued)

adviser, TFAI, and certain employees and affiliates of TFAI, the SEC staff has indicated that it is likely to take some action against TFAI and certain of its affiliates at the conclusion of the investigation. The potential timing and the scope of any such action is difficult to predict. Although the impact of any action brought against TFAI and/or its affiliates is difficult to assess at the present time, the Fund currently believes that the likelihood that any such action will have a material adverse impact on it is remote. It is important to note that the Fund is not aware of any allegation of wrongdoing against it and its Board at the time this semiannual report is printed. Although it is not anticipated that these developments will have an adverse impact on the Fund, there can be no assurance at this time. TFAI and its affiliates are actively working with the SEC in regard to this matter; however, the exact resolution cannot be determined at this time. TFAI will take such actions that it deems necessary or appropriate to continue providing management services to the Fund and to bring all matters to an appropriate conclusion. TFAI and/or its affiliates, and not the Fund, will bear the costs regarding these regulatory matters.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

12

Capital Guardian Value

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS – REVIEW AND RENEWAL (unaudited)

At a meeting of the Board of Trustees of AEGON/Transamerica Series Trust ("ATST") held on October 6, 2004, the Board considered and approved the renewal for a one-year period of the Investment Advisory Agreement between Capital Guardian Value (the "Portfolio") and Transamerica Fund Advisors, Inc. ("TFAI") as well as the Investment Sub-Advisory Agreement of the Portfolio between TFAI and Capital Guardian Trust Company (the "Sub-Adviser"). In approving the renewal of these agreements, the Board concluded that the Investment Advisory and Investment Sub-Advisory Agreements enable shareholders of the Portfolio to obtain high quality services at a cost that is appropriate, reasonable, and in the best interests of shareholders based upon the following determinations, among others:

The nature, extent and quality of the advisory service to be provided. The Board considered the nature and quality of the services provided by TFAI and the Sub-Adviser to the Portfolio in the past, as well as the services anticipated to be provided in the future. The Board concluded that TFAI and the Sub-Adviser are capable of providing high quality services to the Portfolio, as indicated by TFAI's management capabilities demonstrated with respect to the Portfolio and other portfolios managed by TFAI, TFAI's management oversight process, the professional qualifications and experience of the Sub-Adviser's portfolio management team, and the Portfolio's strong investment performance. The Board also concluded that TFAI and the Sub-Adviser would provide the same quality and quantity of investment management and related services as before, that these services are appropriate in scope and extent in light of the Portfolio's operations, the competitive landscape of the investment company business and investor needs, and that TFAI's and the Sub-Adviser's obligations will remain the same in all respects.

The investment performance of the Portfolio. The Board concluded, based in particular on information provided by Lipper Analytics, that the Portfolio's investment performance was competitive relative to comparable portfolios over trailing one-, two-, three-, five-, and ten-year periods and to the Portfolio's benchmark index over one-, five- and ten-year periods. On the basis of the Trustees' assessment of the nature, extent and quality of investment advisory and related services to be provided or procured by TFAI and the Sub-Adviser, the Trustees concluded that TFAI and the Sub-Adviser were capable of generating a level of long-term investment performance that is appropriate in light of the Portfolio's investment objective, policies and strategies and competitive with many other investment companies.

The cost of advisory services provided and the level of profitability. On the basis of the Board's review of the fees to be charged by TFAI and the Sub-Adviser for investment advisory and related services, TFAI's financial statements, the fees paid by TFAI to the Sub-Adviser, TFAI's estimated net management income resulting from its management of the Portfolio, and the estimated profitability of TFAI's relationships with the Portfolio and ATST, the Board concluded that the level of investment advisory fees and the profitability is appropriate in light of the services provided, the management fees and overall expense ratios of comparable investment companies provided by Lipper Analytics, and the anticipated profitability of the relationship between the Portfolio and TFAI. Further, on the basis of comparative information supplied by Lipper Analytics, the Board determined that the advisory fees of the Portfolio were consistent with industry averages, although the Board decided to monitor the Portfolio's expense ratio in light of the Portfolio's higher-than-average level of operating expenses and encouraged management to attempt to reduce operating expenses over time.

The extent to which economies of scale would be realized as the Portfolio grows and whether fee levels reflect these economies of scale for the benefit of Portfolio investors. The Trustees concluded that inclusion of asset-based breakpoints in the Portfolio's advisory fee schedule appropriately benefit investors by realizing economies of scale in the form of a lower advisory fee rate as the level of Portfolio assets increases. The Board also concluded that the advisory fees appropriately reflect the Portfolio's current size, the current economic environment for TFAI, and the competitive nature of the investment company market. In addition, the Board noted that it will have the opportunity to periodically re-examine whether the Portfolio has achieved economies of scale, as well as the appropriateness of advisory fees payable to TFAI and the Sub-Adviser, in the future.

Benefits (such as soft dollars) to TFAI or the Sub-Adviser from its relationship with the Portfolio. The Board concluded that other benefits derived by TFAI or the Sub-Adviser from its relationship with the Portfolio are reasonable and fair, and are consistent with industry practice and the best interests of the Portfolio and its shareholders. In this regard, the Board noted that TFAI does not realize "soft dollar" benefits from its relationship with the Portfolio, and that the Sub-Adviser is participating in a brokerage program pursuant to which a portion of brokerage commissions paid by the Portfolio is recaptured for the benefit of the Portfolio and its shareholders, thus limiting the amount of "soft-dollar" arrangements the Sub-Adviser may engage in with respect to the Portfolio's brokerage transactions.

Other considerations. The Board also determined that TFAI had made a substantial commitment to the recruitment and retention of high quality personnel, and maintained the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and its shareholders. The Trustees also concluded that TFAI had made a significant entrepreneurial commitment to the management and success of the Portfolio, reflected by TFAI's expense limitation and fee waiver arrangement with the Portfolio, which may result in TFAI waiving a substantial amount of advisory fees for the benefit of shareholders.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

13

Capital Guardian Value

SUPPLEMENTAL INFORMATION (unaudited)
RESULTS OF SHAREHOLDER PROXY

At a special meeting of shareholders held on April 19, 2005, the results of the Proposals were as follows:

Proposal 1:  Approval of an Agreement and Plan of Reorganization pursuant to which AEGON/Transamerica Series Fund, Inc. will reorganize as a Delaware statutory trust.

For	Against	Abstentions/Broker Non-Votes
25,074,697.489	899,211.438	974,693.502

Proposal 2:  Approval of changes to the fundamental investment restrictions of Capital Guardian Value as follows:

A. Diversification	For	Against	Abstentions/Broker Non-Votes
	25,802,042.075	1,146,560.354	0
B. Borrowing	For	Against	Abstentions/Broker Non-Votes
	25,551,081.109	1,397,521.320	0
C. Senior Securities	For	Against	Abstentions/Broker Non-Votes
	25,791,531.224	1,157,071.205	0
D. Underwriting Securities	For	Against	Abstentions/Broker Non-Votes
	25,754,171.356	1,194,431.073	0
E. Real Estate	For	Against	Abstentions/Broker Non-Votes
	25,752,938.963	1,195,663.466	0
F. Making Loans	For	Against	Abstentions/Broker Non-Votes
	25,687,641.866	1,260,960.563	0
G. Concentration	For	Against	Abstentions/Broker Non-Votes
	25,658,773.369	1,289,829.060	0
H. Commodities	For	Against	Abstentions/Broker Non-Votes
	25,491,300.366	1,457,302.063	0

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

14

Clarion Real Estate Securities

UNDERSTANDING YOUR FUND'S EXPENSES
(unaudited)

SHAREHOLDER EXPENSES

The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at January 1, 2005 and held for the entire period until June 30, 2005.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, note that the expenses shown in the table are meant to highlight your ongoing costs and do not reflect any transaction costs.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period (a)
Initial
Actual	$1,000.00	$1,046.50	0.84%	$4.26
Hypothetical (b)	1,000.00	1,020.63	0.84	4.21
Service
Actual	1,000.00	1,045.10	1.10	5.58
Hypothetical (b)	1,000.00	1,019.34	1.10	5.51

(a)  Expenses are calculated using each Fund's annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by number of days in the period (181 days), and divided by the number of days in the year (365 days).

(b)  5% return per year before expenses.

GRAPHICAL PRESENTATION OF SCHEDULE OF INVESTMENTS
By Industry
At June 30, 2005

This chart shows the percentage breakdown by Industry of the Fund's total investment securities.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

1

Clarion Real Estate Securities

SCHEDULE OF INVESTMENTS
At June 30, 2005
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
COMMON STOCKS (98.8%)
Apartments (16.3%)
American Campus Communities	102,100	$2,316
Archstone-Smith Trust	276,100	10,663
AvalonBay Communities, Inc. (a)	206,100	16,653
BRE Properties–Class A	50,400	2,109
Camden Property Trust	245,500	13,196
Equity Residential	305,500	11,249
Post Properties, Inc.	118,600	4,283
United Dominion Realty Trust, Inc. (a)	358,400	8,620
Hotels (10.6%)
Hilton Hotels Corp.	177,600	4,236
Host Marriott Corp. (a)	835,000	14,612
LaSalle Hotel Properties	127,400	4,180
Starwood Hotels & Resorts Worldwide, Inc.	330,500	19,357
Strategic Hotel Capital, Inc.	135,750	2,443
Industrial Property (9.6%)
AMB Property Corp.	263,000	11,422
Liberty Property Trust	240,700	10,665
Prologis (a)	457,500	18,410
Office Property (28.8%)
Arden Realty, Inc.	238,100	8,567
BioMed Realty Trust, Inc.	81,000	1,932
Boston Properties, Inc.	301,900	21,133
CarrAmerica Realty Corp.	116,400	4,211
Corporate Office Properties Trust	217,150	6,395
Equity Office Properties Trust	476,800	15,782
Maguire Properties, Inc.	306,800	8,695
Reckson Associates Realty Corp.	314,400	10,548
SL Green Realty Corp. (a)	228,200	14,719
Trizec Properties, Inc.	733,600	15,090
Vornado Realty Trust (a)	184,900	14,866
Regional Mall (18.0%)
CBL & Associates Properties, Inc. (a)	97,800	4,212
General Growth Properties, Inc. (a)	412,170	16,936
Macerich Co. (The)	140,100	9,394
Mills Corp. (The) (a)	210,300	12,784
Simon Property Group, Inc. (a)	424,900	30,801
Taubman Centers, Inc.	62,500	2,131
Shopping Center (10.1%)
Acadia Realty Trust	207,800	3,875
Developers Diversified Realty Corp.	280,100	12,873
Federal Realty Investment Trust	105,500	6,225
Pan Pacific Retail Properties, Inc. (a)	125,100	8,304
Regency Centers Corp.	196,900	11,263

	Shares	Value
Storage (5.4%)
Extra Space Storage, Inc. (a)	226,000	$3,239
Public Storage, Inc.	310,300	19,626
Total Common Stocks (cost: $341,901)		418,015
	Principal	Value
SECURITY LENDING COLLATERAL (23.4%)
Debt (20.7%)
Bank Notes (1.2%)
Bank of America
3.27%, due 07/18/2005 (b)	$956	$956
3.27%, due 08/30/2005 (b)	1,114	1,114
Bear Stearns & Co. 3.57%, due 09/08/2005 (b) 3.57%, due 12/06/2005 (b)	1,435 478	1,435 478
Credit Suisse First Boston Corp. 3.15%, due 09/09/2005 (b) 3.44%, due 03/10/2006 (b)	478 478	478 478
Certificates Of Deposit (0.4%)
Canadian Imperial Bank of Commerce 3.40%, due 11/04/2005 (b) 3.41%, due 05/18/2006 (b)	520 120	520 1,196
Commercial Paper (3.9%)
Compass Securitization–144A 3.27%, due 07/22/2005	829	829
Fairway Finance Corp.–144A 3.27%, due 07/28/2005	1,196	1,196
General Electric Capital Corp. 3.25%, due 07/08/2005	1,420	1,420
Grampian Funding LLC–144A 3.28%, due 07/13/2005	956	956
Greyhawk Funding LLC–144A 3.31%, due 08/09/2005	1,196	1,196
Jupiter Securitization Corp.–144A 3.28%, due 08/02/2005	2,383	2,383
Morgan Stanley Dean Witter & Co. 3.52%, due 12/07/2005 (b) 3.51%, due 12/09/2005 (b)	3,108 3,013	3,108 3,013
Park Avenue Receivables Corp.–144A 3.23%, due 07/20/2005	528	528
Preferred Receivables Corp.–144A 3.28%, due 07/08/2005	1,363	1,363
Ranger Funding Co LLC–144A 3.26%, due 07/07/2005	478	478
Euro Dollar Overnight (2.6%)
Bank of Montreal 3.01%, due 07/01/2005	2,204	2,204

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

2

Clarion Real Estate Securities

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2005
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
Euro Dollar Overnight (continued)
BNP Paribas 3.00%, due 07/01/2005	$1,301	$1,301
Calyon 3.09%, due 07/01/2005 3.31%, due 07/01/2005	1,154 1,196	1,154 1,196
Fortis Bank 3.11%, due 07/05/2005 3.27%, due 07/07/2005	163 1,196	163 1,196
National Australia Bank 3.38%, due 07/01/2005 3.26%, due 07/06/2005	2,391 220	2,391 220
Rabobank Nederland 3.35%, due 07/01/2005	1,196	1,196
Euro Dollar Terms (6.2%)
ABN Amro Bank NV 3.25%, due 08/05/2005	956	956
Bank of Nova Scotia 3.11%, due 07/11/2005 3.16%, due 07/15/2005	1,669 1,195	1,669 1,195
Barclays 3.16%, due 07/14/2005 3.25%, due 07/27/2005	717 1,435	717 1,435
Citigroup 3.09%, due 07/22/2005	861	861
Dexia Group 3.21%, due 07/20/2005 3.24%, due 07/21/2005	956 753	956 753
First Tennessee National Corp. 3.22%, due 08/09/2005	239	239
Fortis Bank 3.25%, due 08/04/2005	24	24
HBOS Halifax Bank of Scotland 3.15%, due 08/08/2005	478	478
Nordea Bank Finland PLC (NY Branch) 3.24%, due 08/03/2005	956	956
Rabobank Nederland 3.25%, due 08/08/2005	1,195	1,195
Royal Bank of Canada 3.25%, due 08/05/2005	1,148	1,148
Royal Bank of Scotland 3.29%, due 07/12/2005 3.25%, due 08/04/2005 3.31%, due 08/09/2005	3,586 956 1,487	3,586 956 1,487
Societe Generale 3.28%, due 08/01/2005	2,343	2,343
The Bank of the West 3.27%, due 07/27/2005	155	155

	Principal	Value
Euro Dollar Terms (continued)
Toronto Dominion Bank 3.25%, due 08/02/2005	$1,435	$1,435
Wells Fargo & Co. 3.27%, due 07/21/2005 3.27%, due 08/01/2005	1,944 1,675	1,944 1,675
Promissory Notes (0.0%)
Goldman Sachs Group Inc. 3.32%, due 12/28/2005	191	191
Repurchase Agreements (6.4%) (c)
Credit Suisse First Boston Corp. 3.48% Repurchase Agreement dated 06/30/2005 to be repurchased at $5,897 on 07/01/2005	5,896	5,896
Goldman Sachs Group, Inc. (The) 3.48% Repurchase Agreement dated 06/30/2005 to be repurchased at $11,756 on 07/01/2005	11,755	11,755
Lehman Brothers, Inc. 3.48% Repurchase Agreement dated 06/30/2005 to be repurchased at $478 on 07/01/2005	478	478
Merrill Lynch & Co., Inc. 3.48% Repurchase Agreement dated 06/30/2005 to be repurchased at $5,216 on 07/01/2005	5,216	5,216
Morgan Stanley Dean Witter & Co. 3.54% Repurchase Agreement dated 06/30/2005 to be repurchased at $3,587 on 07/01/2005	3,586	3,586
	Shares	Value
Investment Companies (2.7%)
Money Market Funds (2.7%)
American Beacon Funds 1-day yield of 3.18%	1,279,890	$1,280
Barclays Global Investors Institutional Money Market Fund 1-day yield of 3.25%	5,246,918	5,247
Goldman Sachs Financial Square Prime Obligations Fund 1-day yield of 3.08%	77,738	78
Merrimac Cash Fund, Premium Class 1-day yield of 3.04% (d)	4,910,810	4,911
Total Security Lending Collateral (cost: $98,947)		98,947
Total Investment Securities (cost: $440,848)		$516,962
SUMMARY:
Investments, at value	122.2%	$516,962
Liabilities in excess of other assets	(22.2)%	(93,950)
Net assets	100.0%	$423,012

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

3

Clarion Real Estate Securities

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2005
(all amounts except share amounts in thousands)
(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

(a)  At June 30, 2005, all or a portion of this security is on loan (see Note 1). The value at June 30, 2005, of all securities on loan is $96,387.

(b)  Floating or variable rate note. Rate is listed as of June 30, 2005.

(c)  Cash collateral for the Repurchase Agreements, valued at $27,470, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00%–10.325% and 9/15/2005–12/31/2049, respectively.

(d)  Regulated investment company advised by Investors Bank and Trust Co. ("IBT"). IBT is also the accounting, custody and lending agent for the Fund.

DEFINITIONS:

144A  144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2005, these securities aggregated $8,929 or 2.1% of the net assets of the Fund.

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

4

Clarion Real Estate Securities

STATEMENT OF ASSETS AND LIABILITIES
At June 30, 2005
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
Investment securities, at value (cost: $440,848) (including securities loaned of $96,387)	$516,962
Cash	7,168
Receivables:
Investment securities sold	7,214
Shares sold	345
Interest	17
Dividends	2,281
533,987
Liabilities:
Investment securities purchased	11,503
Accounts payable and accrued liabilities:
Shares redeemed	234
Management and advisory fees	268
Service fees	3
Payable for collateral for securities on loan	98,947
Other	20
110,975
Net Assets	$423,012
Net Assets Consist of:
Capital stock, 50,000 shares authorized ($.01 par value)	$211
Additional paid-in capital	276,253
Undistributed net investment income (loss)	13,810
Undistributed net realized gain (loss) from investment securities	56,624
Net unrealized appreciation (depreciation) on investment securities	76,114
Net Assets	$423,012
Net Assets by Class:
Initial Class	$406,196
Service Class	16,816
Shares Outstanding:
Initial Class	20,270
Service Class	824
Net Asset Value and Offering Price Per Share:
Initial Class	$20.04
Service Class	20.41

STATEMENT OF OPERATIONS
For the period ended June 30, 2005
(all amounts in thousands)
(unaudited)

Investment Income:
Interest	$39
Dividends	7,864
Income from loaned securities–net	39
7,942
Expenses:
Management and advisory fees	1,518
Printing and shareholder reports	25
Custody fees	20
Administration fees	38
Legal fees	2
Audit fees	7
Trustees fees	7
Other	2
Service fees:
Service Class	16
Total expenses	1,635
Net Investment Income (Loss)	6,307
Net Realized and Unrealized Gain (Loss)
Realized gain (loss) from investment securities	23,192
Increase (decrease) in unrealized appreciation (depreciation) on investment securities	(11,794)
Net Gain (Loss) on Investments	11,398
Net Increase (Decrease) in Net Assets Resulting from Operations	$17,705

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

5

Clarion Real Estate Securities

STATEMENTS OF CHANGES IN NET ASSETS
For the period or year ended
(all amounts in thousands)

	June 30, 2005 (unaudited)	December 31, 2004
Increase (Decrease) In Net Assets From:
Operations:
Net investment income (loss)	$6,307	$7,496
Net realized gain (loss) from investment securities	23,192	34,000
Net unrealized appreciation (depreciation) on investment securities	(11,794)	51,126
	17,705	92,622
Distributions to Shareholders:
From net investment income:
Initial Class	–	(6,365)
Service Class	–	(100)
	–	(6,465)
From net realized gains:
Initial Class	–	(6,075)
Service Class	–	(108)
	–	(6,183)
Capital Share Transactions:
Proceeds from shares sold:
Initial Class	23,307	171,827
Service Class	6,357	10,026
	29,664	181,853
Dividends and distributions reinvested:
Initial Class	–	12,440
Service Class	–	208
	–	12,648
Cost of shares redeemed:
Initial Class	(30,177)	(79,469)
Service Class	(2,175)	(1,242)
	(32,352)	(80,711)
	(2,688)	113,790
Net increase (decrease) in net assets	15,017	193,764
Net Assets:
Beginning of period	$407,995	$214,231
End of period	$423,012	$407,995
Undistributed Net Investment Income (Loss)	$13,810	$7,503

	June 30, 2005 (unaudited)	December 31, 2004
Share Activity:
Shares issued:
Initial Class	1,253	10,664
Service Class	338	597
	1,591	11,261
Shares issued–reinvested from distributions:
Initial Class	–	808
Service Class	–	13
	–	821
Shares redeemed:
Initial Class	(1,669)	(4,918)
Service Class	(117)	(77)
	(1,786)	(4,995)
Net increase (decrease) in shares outstanding:
Initial Class	(416)	6,554
Service Class	221	533
	(195)	7,087

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

6

Clarion Real Estate Securities

FINANCIAL HIGHLIGHTS
(unaudited for the period ended June 30, 2005)

		For a share outstanding throughout each period (a)
		Net Asset	Investment Operations			Distributions			Net Asset
	For the Period Ended (b)	Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total Operations	From Net Investment Income	From Net Realized Gains	Total Distributions	Value, End of Period
Initial Class	6/30/2005	$19.15	$0.30	$0.59	$0.89	$–	$–	$–	$20.04
	12/31/2004	15.08	0.43	4.35	4.78	(0.36)	(0.35)	(0.71)	19.15
	12/31/2003	11.41	0.51	3.51	4.02	(0.29)	(0.06)	(0.35)	15.08
	12/31/2002	11.21	0.65	(0.25)	0.40	(0.13)	(0.07)	(0.20)	11.41
	12/31/2001	10.32	0.56	0.58	1.14	(0.25)	–	(0.25)	11.21
	12/31/2000	8.06	0.59	1.79	2.38	(0.12)	–	(0.12)	10.32
Service Class	6/30/2005	19.53	0.30	0.58	0.88	–	–	–	20.41
	12/31/2004	15.37	0.47	4.36	4.83	(0.32)	(0.35)	(0.67)	19.53
	12/31/2003	12.00	0.33	3.13	3.46	(0.03)	(0.06)	(0.09)	15.37

			Ratios/Supplemental Data
	For the Period	Total	Net Assets, End of Period	Ratio of Expenses to Average Net Assets (f)		Net Investment Income (Loss) to Average	Portfolio Turnove
	Ended (b)	Return (c)(g)	(000's)	Net (d)	Total (e)	Net Assets (f)	Rate (g)
Initial Class	6/30/2005	4.65%	$406,196	0.85%	0.85%	3.29%	35%
	12/31/2004	32.86	396,224	0.86	0.86	2.62	69
	12/31/2003	35.74	213,159	0.87	0.87	3.96	78
	12/31/2002	3.60	124,219	0.98	0.98	5.61	123
	12/31/2001	11.05	43,611	1.00	1.13	5.25	172
	12/31/2000	29.62	16,577	1.00	1.71	6.27	291
Service Class	6/30/2005	4.51	16,816	1.10	1.10	3.21	35
	12/31/2004	32.50	11,771	1.11	1.11	2.77	69
	12/31/2003	28.90	1,072	1.13	1.13	3.52	78

NOTES TO FINANCIAL HIGHLIGHTS

(a)  Per share information is calculated based on average number of shares outstanding.

(b)  Clarion Real Estate Securities (the "Fund") share classes commenced operations as follows:

Initial Class – May 1, 1998
Service Class – May 1, 2003

(c)  Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.

(d)  Ratio of Net Expenses to Average Net Assets is net of fee waivers and reimbursements by the investment adviser, if any (see note 2).

(e)  Ratio of Total Expenses to Average Net Assets includes all expenses before fee waivers and reimbursements by the investment adviser.

(f)  Annualized.

(g)  Not annualized for periods of less than one year.

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

7

Clarion Real Estate Securities

NOTES TO FINANCIAL STATEMENTS
At June 30, 2005
(all amounts in thousands)
(unaudited)

NOTE 1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The AEGON/Transamerica Series Trust ("ATST") is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. ATST serves as a funding vehicle for variable life insurance, variable annuity and group annuity products. Clarion Real Estate Securities ("the Fund"), part of ATST, began operations on May 1, 1998. The Fund is "non-diversified" under the 1940 Act.

Effective May 1, 2005, AEGON/Transamerica Series Fund, Inc. changed its name to AEGON/Transamerica Series Trust.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties, which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

See the Prospectus and Statement of Additional Information for a description of the Fund's investment objective.

In preparing the Fund's financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP"), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following policies were consistently followed by the Fund, in accordance with GAAP.

Multiple class operations and expenses: The Fund currently offers two classes of shares, an Initial Class and a Service Class. Income, non-class specific expenses and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

Pricing of shares: The Fund prices its shares on the basis of the net asset value of each class of shares of the Fund, which is determined as of the close of the New York Stock Exchange ("NYSE") (generally 4:00 p.m. Eastern Time) on each day on which the NYSE is open for trading.

Security valuations: Fund investments traded on an exchange are valued at the closing price on the day of valuation on the exchange where the security is principally traded. With respect to securities traded on the NASDAQ/NMS, such closing price may be the last reported sales price or the NASDAQ official closing price.

Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last quoted bid price.

Debt securities are valued by independent pricing services at the last quoted bid price; however, those that mature in sixty days or less are valued at amortized cost, which approximates market.

Investment company securities are valued at net asset value of the underlying portfolio.

Other securities for which quotations are not readily available are valued at fair market value as determined in good faith using guidelines adopted by the Board of Trustees, under the supervision of the Fund's Valuation Committee. These guidelines may include: the type of security; any restrictions on its resale; financial or business news of the issuer; similar or related securities that are actively trading; related corporate actions; and other significant events occurring after the close of trading in the security.

Cash: The Fund may leave cash overnight in its cash account with the custodian, Investors Bank & Trust Company ("IBT"). IBT has been contracted on behalf of the Fund to invest the excess cash into a savings account, which at June 30, 2005, was paying an interest rate of 2.02%.

Throughout the six months, the Fund may have a cash overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate.

Repurchase agreements: The Fund is authorized to enter into repurchase agreements. The Fund, through IBT, receives delivery of the underlying securities, the value of which at the time of purchase is required to be an amount equal to at least 100% of the resale price. Repurchase agreements involve the risk that the seller will fail to repurchase the security, as agreed. In that case, the Fund will bear the risk of value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, may place security transactions of the Fund with broker/dealers with which ATST has established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions paid by the Fund be used to pay expenses that would otherwise be borne by any other funds within ATST, or by any other party.

Recaptured commissions during the six months ended June 30, 2005, of $51 are included in net realized gains in the Statement of Operations.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

8

Clarion Real Estate Securities

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2005
(all amounts in thousands)
(unaudited)

NOTE 1.–(continued)

Securities lending: The Fund may lend securities to enhance fund earnings from investing cash collateral in making such loans to qualified borrowers (typically broker/dealers). The Fund has engaged its custodian bank, IBT, as a lending agent to administer its securities lending program. IBT earned $17 of program income for its services. When the Fund makes a security loan, it receives cash collateral as protection against the risk that the borrower will default on the loan, and records an asset for the cash invested collateral and a liability for the return of the collateral.

Loans of securities are required to be secured by collateral at least equal to 102% of the value of the securities at inception of the loan, and not less then 100% thereafter. The Fund may invest cash collateral in short-term money market instruments including: U.S. Treasury Bills, U.S. agency obligations, commercial paper, money market mutual funds, repurchase agreements and other highly rated, liquid investments. During the life of securities loans, the collateral and securities loaned remain subject to fluctuation in value. IBT marks to market securities loaned and the collateral each business day. If additional collateral is due (at least $1), IBT collects additional cash collateral from the borrowers. Although securities loaned will be fully collateralized at all times, IBT may experience delays in, or may be prevented from, recovering the collateral on behalf of the Fund. The Fund may recall a loaned security position at any time from the borrower through IBT. In the event the borrower fails to timely return a recalled security, IBT may indemnify the Fund by purchasing replacement securities for the Fund at its own expense and claiming the collateral to fund such a purchase. IBT absorbs the loss if the collateral value is not sufficient to cover the cost of the replacement securities. If replacement securities are not available, IBT will credit the equivalent cash value to the Fund.

While a security is on loan, the Fund does not have the right to vote that security. However, if time permits, the Fund will attempt to recall a security on loan and vote the proxy.

Income from securities lending is included in the Statement of Operations. The amount of collateral and value of securities on loan are included in the Statement of Assets and Liabilities as well as in the Schedule of Investments.

Real Estate Investment Trusts ("REITs"): There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes and interest rates. Since the Fund invests primarily in real estate securities, the value of its share may fluctuate more widely than the value of shares of a fund that invests in a broad range of industries.

Dividend income is recorded at management's estimate of the income included in distributions from the REIT investments. Distributions received in excess of the estimated amount are recorded as a reduction of the cost of investments. The actual amounts of income, return of capital and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income is recorded on the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Dividend distributions: Dividends and capital gains distributions are typically declared and reinvested annually and are generally paid and reinvested on the business day following the ex-date.

NOTE 2.  RELATED PARTY TRANSACTIONS

Transamerica Fund Advisors, Inc. ("TFAI") is the Fund's investment adviser. Transamerica Fund Services, Inc. ("TFS") is the Fund's administrator and transfer agent. AFSG Securities Corp. ("AFSG") is the Fund's distributor. AFSG is 100% owned by AUSA Holding Company ("AUSA"). TFAI is a directly owned subsidiary of Western Reserve Life Assurance Co. of Ohio ("WRL") (78%) and AUSA (22%). TFS is a wholly owned subsidiary of WRL (50%) and AUSA (50%). AUSA and WRL are wholly owned indirect subsidiaries of AEGON, NV, a Netherlands corporation.

Effective January 1, 2005 AEGON/Transamerica Fund Advisors, Inc. ("ATFA") was renamed Transamerica Fund Advisors, Inc. ("TFAI"); AEGON/Transamerica Fund Services, Inc. ("ATFS") and AEGON/Transamerica Investor Services, Inc. ("ATIS") merged into one entity and was renamed Transamerica Fund Services, Inc. ("TFS").

Certain officers and trustees of the Fund are also officers and/or trustees of TFAI, TFS, AFSG and WRL. No affiliated officer or trustee receives any compensation directly from the Fund.

The following schedule reflects the percentage of fund assets owned by affiliated mutual funds (i.e. through the asset allocation funds):

	Net Assets	% of Net Assets
Asset Allocation–Conservative Portfolio	$13,320	3.15%
Asset Allocation–Growth Portfolio	20,586	4.87%
Asset Allocation–Moderate Growth Portfolio	52,334	12.37%
Asset Allocation–Moderate Portfolio	27,522	6.51%
Total	$113,762	26.90%

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

9

Clarion Real Estate Securities

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2005
(all amounts in thousands)
(unaudited)

NOTE 2.–(continued)

Investment advisory fee: The Fund pays management fees to TFAI based on average daily net assets ("ANA") at the following rate:

0.80% of the first $250 million of ANA
0.775% of the next $250 million of ANA
0.70% of the next $500 million of ANA
0.65% of ANA over $1 billion

TFAI has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

1.00% Expense Limit

If total fund expenses fall below the annual expense limitation agreement agreed to by the adviser within the succeeding three years, the Fund may be required to pay that adviser a portion or all of the waived advisory fees.

There are no amounts available for recapture at June 30, 2005.

Distribution and service fees: The Fund adopted a distribution plan ("Distribution Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. Pursuant to the Distribution Plan, ATST entered into a Distribution Agreement with AFSG effective May 1, 1999.

Under the Distribution Plan and Distribution Agreement on the Initial Class shares, AFSG, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund's shares, amounts equal to actual expenses associated with distributing the shares.

The Distribution Plan on the Service Class shares requires ATST to pay distribution fees to AFSG as compensation for its activities, not as reimbursement for specific expenses. The fee on the Service Class is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Fund is authorized under the 12b-1 plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%

AFSG has determined that it will not seek payment by the Fund of the distribution expenses incurred with respect to the Initial Class shares before April 30, 2006. Prior to AFSG seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Fund will pay fees relating to Service Class shares.

Administrative services: The Fund has entered into an agreement with TFS for financial and legal fund administration services, which includes such items as compliance, expenses, financial statements and other reporting, distributions, tax returns, prospectus preparation, board of trustees meeting support, transfer agency and other legal matters. The Fund pays TFS an annual fee of 0.02% of average net assets. The legal fees on the Statement of Operations are for fees paid to external legal counsel.

Deferred compensation plan: Each eligible Fund Trustee may elect participation in the Deferred Compensation Plan for Trustees of ATST ("the Plan"). Under the Plan, such Trustees may defer payment of a percentage of their total fees earned as a Fund Trustee. These deferred amounts may be invested in any portfolio of Transamerica IDEX Mutual Funds, an affiliate of the Fund. At June 30, 2005, the value of invested plan amounts was $19. Invested plan amounts and the total liability for deferred compensation to the Trustees under the Plan at June 30, 2005, are included in Net Assets in the accompanying Statement of Assets and Liabilities.

NOTE 3.  INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the six months ended June 30, 2005, were as follows:

Purchases of securities:
Long-Term excluding U.S. Government	$138,603
U.S. Government	-
Proceeds from maturities and sales of securities:
Long-Term excluding U.S. Government	133,196
U.S. Government	-

NOTE 4.  FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments for items including, but not limited to, wash sales, net operating losses and capital loss carryforwards.

The aggregate cost of investments and composition of unrealized appreciation (depreciation) for federal income tax purposes as of June 30, 2005, are as follows:

Federal Tax Cost Basis	$440,784
Unrealized Appreciation	$76,178
Unrealized (Depreciation)	–
Net Unrealized Appreciation (Depreciation)	$76,178

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

10

Clarion Real Estate Securities

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2005
(all amounts in thousands)
(unaudited)

NOTE 5.  REGULATORY PROCEEDINGS

There continues to be significant federal and state regulatory activity relating to financial services companies, particularly mutual fund companies and their investment advisers. As part of an ongoing investigation regarding potential market timing, recordkeeping and trading compliance issues and matters affecting the Fund's investment adviser, TFAI, and certain employees and affiliates of TFAI, the SEC staff has indicated that it is likely to take some action against TFAI and certain of its affiliates at the conclusion of the investigation. The potential timing and the scope of any such action is difficult to predict. Although the impact of any action brought against TFAI and/or its affiliates is difficult to assess at the present time, the Fund currently believes that the likelihood that any such action will have a material adverse impact on it is remote. It is important to note that the Fund is not aware of any allegation of wrongdoing against it and its Board at the time this semiannual report is printed. Although it is not anticipated that these developments will have an adverse impact on the Fund, there can be no assurance at this time. TFAI and its affiliates are actively working with the SEC in regard to this matter; however, the exact resolution cannot be determined at this time. TFAI will take such actions that it deems necessary or appropriate to continue providing management services to the Fund and to bring all matters to an appropriate conclusion. TFAI and/or its affiliates, and not the Fund, will bear the costs regarding these regulatory matters.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

11

Clarion Real Estate Securities

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS – REVIEW AND RENEWAL (unaudited)

At a meeting of the Board of Trustees of AEGON/Transamerica Series Trust ("ATST") held on October 6, 2004, the Board considered and approved the renewal for a one-year period of the Investment Advisory Agreement between Clarion Real Estate Securities (the "Portfolio") and Transamerica Fund Advisors, Inc. ("TFAI") as well as the Investment Sub-Advisory Agreement of the Portfolio between TFAI and ING Clarion Real Estate Securities L.P. (the "Sub-Adviser"). In approving the renewal of these agreements, the Board concluded that the Investment Advisory and Investment Sub-Advisory Agreements enable shareholders of the Portfolio to obtain high quality services at a cost that is appropriate, reasonable, and in the best interests of shareholders based upon the following determinations, among others:

The nature, extent and quality of the advisory service to be provided. The Board considered the nature and quality of the services provided by TFAI and the Sub-Adviser to the Portfolio in the past, as well as the services anticipated to be provided in the future. The Board concluded that TFAI and the Sub-Adviser are capable of providing high quality services to the Portfolio, as indicated by TFAI's management capabilities demonstrated with respect to the Portfolio and other portfolios managed by TFAI, TFAI's management oversight process, the professional qualifications and experience of the Sub-Adviser's portfolio management team, and the Portfolio's competitive investment performance. The Board also concluded that TFAI and the Sub-Adviser would provide the same quality and quantity of investment management and related services as before, that these services are appropriate in scope and extent in light of the Portfolio's operations, the competitive landscape of the investment company business and investor needs, and that TFAI's and the Sub-Adviser's obligations will remain the same in all respects.

The investment performance of the Portfolio. The Board concluded, based in particular on information provided by Lipper Analytics, that the Portfolio's investment performance was competitive or superior relative to comparable portfolios over trailing one-, two-, three-, and five-year periods and to the Portfolio's benchmark index over one- and five-year periods. On the basis of the Trustees' assessment of the nature, extent and quality of investment advisory and related services to be provided or procured by TFAI and the Sub-Adviser, the Trustees concluded that TFAI and the Sub-Adviser were capable of generating a level of long-term investment performance that is appropriate in light of the Portfolio's investment objective, policies and strategies and competitive with many other investment companies.

The cost of advisory services provided and the level of profitability. On the basis of the Board's review of the fees to be charged by TFAI and the Sub-Adviser for investment advisory and related services, TFAI's financial statements, the fees paid by TFAI to the Sub-Adviser, TFAI's estimated net management income resulting from its management of the Portfolio, the estimated profitability of TFAI's relationships with the Portfolio and ATST, and the estimated profitability of the Sub-Adviser's relationship with the Portfolio, the Board concluded that the level of investment advisory fees and the profitability is appropriate in light of the services provided, the management fees and overall expense ratios of comparable investment companies, and the anticipated profitability of the relationship between the Portfolio, TFAI and the Sub-Adviser. Further, on the basis of comparative information supplied by Lipper Analytics, the Board determined that the advisory fees and estimated overall expense ratio of the Portfolio were consistent with industry averages.

The extent to which economies of scale would be realized as the Portfolio grows and whether fee levels reflect these economies of scale for the benefit of Portfolio investors. The Trustees concluded that inclusion of asset-based breakpoints in the Portfolio's advisory fee schedule appropriately benefited investors by realizing economies of scale in the form of a lower advisory fee rate as the level of Portfolio assets increases. The Board also concluded that the advisory fees appropriately reflect the Portfolio's current size, the current economic environment for TFAI, and the competitive nature of the investment company market. In addition, the Board noted that it will have the opportunity to periodically re-examine whether the Portfolio has achieved economies of scale, as well as the appropriateness of advisory fees payable to TFAI and the Sub-Adviser, in the future.

Benefits (such as soft dollars) to TFAI or the Sub-Adviser from its relationship with the Portfolio. The Board concluded that other benefits derived by TFAI or the Sub-Adviser from its relationship with the Portfolio are reasonable and fair, and are consistent with industry practice and the best interests of the Portfolio and its shareholders. In this regard, the Board noted that TFAI does not realize "soft dollar" benefits from its relationship with the Portfolio, and that the Sub-Adviser is participating in a brokerage program pursuant to which a portion of brokerage commissions paid by the Portfolio is recaptured for the benefit of the Portfolio and its shareholders, thus limiting the amount of "soft-dollar" arrangements the Sub-Adviser may engage in with respect to the Portfolio's brokerage transactions.

Other considerations. The Board also determined that TFAI had made a substantial commitment to the recruitment and retention of high quality personnel, and maintained the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and its shareholders. The Trustees also concluded that TFAI had made a significant entrepreneurial commitment to the management and success of the Portfolio, reflected by TFAI's expense limitation and fee waiver arrangement with the Portfolio which, as demonstrated in the past with the Portfolio, may result in TFAI waiving a substantial amount of advisory fees for the benefit of shareholders.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

12

Clarion Real Estate Securities

SUPPLEMENTAL INFORMATION (unaudited)
RESULTS OF SHAREHOLDER PROXY

At a special meeting of shareholders held on April 19, 2005, the results of the Proposals were as follows:

Proposal 1:  Approval of an Agreement and Plan of Reorganization pursuant to which AEGON/Transamerica Series Fund, Inc. will reorganize as a Delaware statutory trust.

For	Against	Abstentions/Broker Non-Votes
14,322,546.351	675,457.231	691,581.302

Proposal 2:  Approval of changes to the fundamental investment restrictions of Clarion Real Estate Securities as follows:

A. Diversification	For	Against	Abstentions/Broker Non-Votes
	14,815,425.517	819,844.194	54,315.173
B. Borrowing	For	Against	Abstentions/Broker Non-Votes
	14,809,567.106	825,702.605	54,315.173
C. Senior Securities	For	Against	Abstentions/Broker Non-Votes
	14,835,679.821	799,589.890	54,315.173
D. Underwriting Securities	For	Against	Abstentions/Broker Non-Votes
	14,856,015.672	779,254.039	54,315.173
E. Real Estate	For	Against	Abstentions/Broker Non-Votes
	14,786,398.763	848,870.948	54,315.173
F. Making Loans	For	Against	Abstentions/Broker Non-Votes
	14,734,024.364	901,245.347	54,315.173
G. Concentration	For	Against	Abstentions/Broker Non-Votes
	14,841,260.079	794,009.632	54,315.173
H. Commodities	For	Against	Abstentions/Broker Non-Votes
	14,725,742.931	909,526.780	54,315.173

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

13

Federated Growth & Income

UNDERSTANDING YOUR FUND'S EXPENSES
(unaudited)

SHAREHOLDER EXPENSES

The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at January 1, 2005 and held for the entire period until June 30, 2005.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, note that the expenses shown in the table are meant to highlight your ongoing costs and do not reflect any transaction costs.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period (a)
Initial Class
Actual	$1,000.00	$1,014.20	0.82%	$4.10
Hypothetical (b)	1,000.00	1,020.70	0.82	4.11
Service Class
Actual	1,000.00	1,012.70	1.07	5.34
Hypothetical (b)	1,000.00	1,019.50	1.07	5.36

(a)  Expenses are calculated using each Fund's annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by number of days in the period (181 days), and divided by the number of days in the year (365 days).

(b)  5% return per year before expenses.

GRAPHICAL PRESENTATION OF SCHEDULE OF INVESTMENTS
By Bond Type
At June 30, 2005

This chart shows the percentage breakdown by asset type of the Fund's total investment securities.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

1

Federated Growth & Income

SCHEDULE OF INVESTMENTS
At June 30, 2005
(all amounts except share amounts in thousands)
(unaudited)

	Principal		Value
U.S. GOVERNMENT OBLIGATIONS (40.9%)
U.S. Treasury Note
1.63%, due 10/31/2005		$20,000	$19,892
1.88%, due 11/30/2005		15,000	14,913
1.88%, due 12/31/2005 (a)		20,000	19,849
1.50%, due 03/31/2006		15,000	14,783
2.25%, due 04/30/2006		15,000	14,846
2.50%, due 05/31/2006		12,000	11,889
2.75%, due 06/30/2006 (a)		20,000	19,846
2.38%, due 08/15/2006		19,000	18,752
3.00%, due 11/15/2007 (a)		15,000	14,782
3.38%, due 02/15/2008 (a)		15,000	14,891
3.63%, due 01/15/2010		15,300	15,228
4.00%, due 03/15/2010		15,000	15,163
4.25%, due 11/15/2014		15,000	15,352
4.00%, due 02/15/2015 (a)		15,000	15,053
Total U.S. Government Obligations (cost: $223,666)			225,239
FOREIGN GOVERNMENT OBLIGATIONS (11.4%)
Canada Government 0.70%, due 03/20/2006	JPY	530,000	4,803
Italian Republic 0.38%, due 10/10/2006	JPY	210,000	1,903
Kingdom of Spain 3.10%, due 09/20/2006	JPY	430,000	4,024
Kingdom of Sweden
5.00%, due 01/28/2009	SEK	40,000	5,624
4.00%, due 12/01/2009	SEK	55,000	7,545
Republic of Austria 4.50%, due 09/28/2005	JPY	320,000	2,917
Republic of Germany 3.25%, due 04/09/2010	EUR	6,310	7,909
Swedish T-Bill 0.00%, due 09/20/2006	SEK	79,500	9,994
United Kingdom
4.50%, due 03/07/2007	GBP	5,450	9,839
4.75%, due 06/07/2010	GBP	4,310	7,969
Total Foreign Government Obligations (cost: $63,390)			62,527
CORPORATE DEBT SECURITIES (0.6%)
Commercial Banks (0.6%)
European Investment Bank 2.13%, due 09/20/2007	JPY	320,000	3,020
Total Corporate Debt Securities (cost: $3,013)			3,020

	Shares	Value
COMMON STOCKS (22.7%)
Beer, Wine & Distilled Beverages (1.1%)
Kirin Brewery Co., Ltd. (a)	634,000	$6,144
Drug Stores & Proprietary Stores (0.4%)
Boots Group PLC, ADR (a)	95,700	2,089
Holding & Other Investment Offices (0.4%)
Investa Property Group	1,549,500	2,291
Instruments & Related Products (0.9%)
Fuji Photo Film Co., Ltd., ADR	157,100	5,120
Metal Mining (6.2%)
Anglo American PLC	104,400	2,450
AngloGold Ashanti, Ltd., ADR (a)	155,200	5,545
Harmony Gold Mining Co., Ltd., ADR (a)	601,000	5,145
Hecla Mining Co. (b)	78,900	360
Newmont Mining Corp.	219,100	8,552
Placer Dome, Inc.	790,000	12,150
Oil & Gas Extraction (4.0%)
Husky Energy, Inc. (a)	112,200	4,467
OMV AG, ADR (a)	42,100	3,670
Petro-Canada	141,100	9,193
Santos, Ltd., ADR	141,100	4,852
Paper & Paper Products (1.1%)
Carter Holt Harvey, Ltd.	2,495,700	3,958
Mayr-Melnhof Karton AG, ADR	58,098	2,013
Petroleum Refining (1.1%)
Statoil ASA (a)	289,600	5,919
Pharmaceuticals (5.8%)
Astellas Pharma, Inc.	199,000	6,806
Ono Pharmaceutical Co., Ltd.	58,200	2,762
Sankyo Co., Ltd.	525,000	10,091
Taisho Pharmaceutical Co., Ltd.	131,000	2,553
Takeda Pharmaceutical Co., Ltd.	149,800	7,435
Tanabe Seiyaku Co., Ltd.	257,000	2,481
Real Estate (1.0%)
Mirvac Group	1,071,500	2,915
NTT Urban Development Corp.	600	2,464
Telecommunications (0.7%)
Telstra Corp., Ltd., ADR	190,900	3,694
Total Common Stocks (cost: $102,698)		125,119

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

2

Federated Growth & Income

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2005
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
SHORT-TERM OBLIGATIONS (27.5%)
Repurchase Agreements (27.5%)
Investors Bank & Trust Co. 2.01% Repurchase Agreement dated 06/30/2005 to be repurchased at $151,320 on 07/01/2005 (c)	$151,311	$151,311
Total Short-Term Obligations (cost: $151,311)		151,311
SECURITY LENDING COLLATERAL (16.0%)
Debt (14.1%)
Bank Notes (0.8%)
Bank of America 3.27%, due 07/18/2005 (d) 3.27%, due 08/30/2005 (d)	848 988	848 988
Bear Stearns & Co. 3.57%, due 09/08/2005 (d) 3.57%, due 12/06/2005 (d)	1,272 424	1,272 424
Credit Suisse First Boston Corp. 3.15%, due 09/09/2005 (d) 3.44%, due 03/10/2006 (d)	424 424	424 424
Certificates Of Deposit (0.3%)
Canadian Imperial Bank of Commerce 3.40%, due 11/04/2005 (d) 3.41%, due 05/18/2006 (d)	461 1,060	461 1,060
Commercial Paper (2.7%)
Compass Securitization–144A 3.27%, due 07/22/2005	735	735
Fairway Finance Corp.–144A 3.27%, due 07/28/2005	1,060	1,060
General Electric Capital Corp. 3.25%, due 07/08/2005	1,259	1,260
Grampian Funding LLC–144A 3.28%, due 07/13/2005	848	848
Greyhawk Funding LLC–144A 3.31%, due 08/09/2005	1,060	1,060
Jupiter Securitization Corp.–144A 3.28%, due 08/02/2005	2,113	2,113
Morgan Stanley Dean Witter & Co. 3.52%, due 12/07/2005 (d) 3.51%, due 12/09/2005 (d)	2,757 2,672	2,757 2,672
Park Avenue Receivables Corp.–144A 3.23%, due 07/20/2005	468	468
Preferred Receivables Corp.–144A 3.28%, due 07/08/2005	1,209	1,209
Ranger Funding Co LLC–144A 3.26%, due 07/07/2005	424	424

	Principal	Value
Euro Dollar Overnight (1.8%)
Bank of Montreal 3.01%, due 07/01/2005	$1,955	$1,955
BNP Paribas 3.00%, due 07/01/2005	1,154	1,154
Calyon 3.09%, due 07/01/2005 3.31%, due 07/01/2005	1,024 1,060	1,024 1,060
Fortis Bank 3.11%, due 07/05/2005 3.27%, due 07/07/2005	144 1,060	144 1,060
National Australia Bank 3.38%, due 07/01/2005 3.26%, due 07/06/2005	2,120 195	2,120 195
Rabobank Nederland 3.35%, due 07/01/2005	1,060	1,060
Euro Dollar Terms (4.2%)
ABN Amro Bank NV 3.25%, due 08/05/2005	848	848
Bank of Nova Scotia 3.11%, due 07/11/2005 3.16%, due 07/15/2005	1,480 1,060	1,480 1,060
Barclays 3.16%, due 07/14/2005 3.25%, due 07/27/2005	636 1,272	636 1,272
Citigroup 3.09%, due 07/22/2005	763	763
Dexia Group 3.21%, due 07/20/2005 3.24%, due 07/21/2005	848 668	848 668
First Tennessee National Corp. 3.22%, due 08/09/2005	212	212
Fortis Bank 3.25%, due 08/04/2005	21	21
HBOS Halifax Bank of Scotland 3.15%, due 08/08/2005	424	424
Nordea Bank Finland PLC (NY Branch) 3.24%, due 08/03/2005	848	848
Rabobank Nederland 3.25%, due 08/08/2005	1,060	1,060
Royal Bank of Canada 3.25%, due 08/05/2005	1,018	1,018
Royal Bank of Scotland 3.29%, due 07/12/2005 3.25%, due 08/04/2005 3.31%, due 08/09/2005	3,181 848 1,319	3,181 848 1,319

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

3

Federated Growth & Income

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2005
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
Euro Dollar Terms (continued)
Societe Generale 3.28%, due 08/01/2005	$2,078	$2,078
The Bank of the West 3.27%, due 07/27/2005	138	138
Toronto Dominion Bank 3.25%, due 08/02/2005	1,272	1,272
Wells Fargo & Co. 3.27%, due 07/21/2005 3.27%, due 08/01/2005	1,724 1,485	1,724 1,485
Promissory Notes (0.0%)
Goldman Sachs Group Inc. 3.32%, due 12/28/2005	170	170
Repurchase Agreements (4.3%) (e)
Credit Suisse First Boston Corporation 3.48% Repurchase Agreement dated 06/30/2005 to be repurchased at $5,229 on 07/01/2005	5,229	5,229
Goldman Sachs Group Inc. 3.48% Repurchase Agreement dated 06/30/2005 to be repurchased at $10,426 on 07/01/2005	10,425	10,425
Lehman Brothers Inc. 3.48% Repurchase Agreement dated 06/30/2005 to be repurchased at $424 on 07/01/2005	424	424
Merrill Lynch & Co. 3.48% Repurchase Agreement dated 06/30/2005 to be repurchased at $4,626 on 07/01/2005	4,626	4,626

	Principal	Value
Repurchase Agreements (continued)
Morgan Stanley Dean Witter & Co. 3.54% Repurchase Agreement dated 06/30/2005 to be repurchased at $3,181 on 07/01/2005	$3,181	$3,181
	Shares	Value
Investment Companies (1.9%)
Money Market Funds (1.9%)
American Beacon Funds 1-day yield of 3.18%	1,135,041	$1,135
Barclays Global Investors Institutional Money Market Fund 1-day yield of 3.25%	4,653,107	4,653
Goldman Sachs Financial Square Prime Obligations Fund 1-day yield of 3.08%	68,940	69
Merrimac Cash Fund, Premium Class 1-day yield of 3.04% (f)	4,355,037	4,355
Total Security Lending Collateral (cost: $87,749)		87,749
Total Investment Securities (cost: $631,827)		$654,965
SUMMARY:
Investments, at value	119.1%	654,965
Liabilities in excess of other assets	(19.1)%	(104,856)
Net assets	100.0%	$550,109

NOTES TO SCHEDULE OF INVESTMENTS:

(a)  At June 30, 2005, all or a portion of this security is on loan (see Note 1). The value at June 30, 2005, of all securities on loan is $85,014.

(b)  No dividends were paid during the preceding twelve months.

(c)  At June 30, 2005, the collateral for the repurchase agreement excluding collateral for securities on loan is as follows:

Collateral	Market Value and Accrued Interest
$2,991 FNMA Pool-FN620048 3.77%, due 08/01/2037	$3,037
$17,902 FNMA Pool-FN759534 4.50%, due 01/01/2034	17,963
$18,229 FNMA Pool-759255 3.50%, due 01/01/2034	18,315
$2,523 SBA Pool-505611 7.38%, due 05/25/2015	2,685
$19,569 GNMA Pool-G280803 4.63%, due 01/20/2034	19,778

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

4

Federated Growth & Income

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2005
(all amounts except share amounts in thousands)
(unaudited)

(c)  At June 30, 2005, the collateral for the repurchase agreement excluding collateral for securities on loan is as follows: (continued)

Collateral	Market Value and Accrued Interest
$1,129 SBA Pool-506482 6.38%, due 05/25/2028	$1,222
$19,698 FNR 2002-92 FA 3.86%, due 01/25/2033	19,904
$1,096 FNR 2003-117 FX 3.81%, due 03/25/2031	1,096
$992 FHR 2394 FG 3.84%, due 12/15/2031	1,000
$19,701 FHR 2524 FX 3.99%, due 11/15/2032	20,000
$914 FHR 2451 FA 3.79%, due 05/15/2032	920
$19,996 FNMA Pool-774972 4.19%, due 04/01/2034	20,080
$20,727 FNR 2004-54 F 3.76%, due 12/25/2032	20,866
$123 SBA Pool-506411 6.38%, due 04/25/2028	134
$10,121 FHR 2819 F 3.79%, due 06/15/2034	10,158
$1,587 SBA Pool-505939 6.63%, due 05/25/2027	1,718
$158,876

(d)  Floating or variable rate note. Rate is listed as of June 30, 2005.

(e)  Cash collateral for the Repurchase Agreements, valued at $24,361, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00%–10.325% and 9/15/2005–12/31/2049, respectively.

(f)  Regulated investment company advised by Investors Bank and Trust Co. ("IBT"). IBT is also the accounting, custody and lending agent for the Fund.

DEFINITIONS:

ADR  American Depositary Receipt

EUR  Euro

GBP  Great British Pound

JPY  Japanese Yen

SEK  Swedish Krona

144A  144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2005, these securities aggregated $7,917 or 1.4% of the net assets of the Fund.

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

5

Federated Growth & Income

STATEMENT OF ASSETS AND LIABILITIES
At June 30, 2005
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
Investment securities, at value (cost: $631,827) (including securities loaned of $85,014)	$654,965
Cash	99
Foreign cash (cost: $41)	41
Receivables:
Investment securities sold	242
Shares sold	265
Interest	2,171
Dividends	510
Dividend reclaims receivable	61
658,354
Liabilities:
Investment securities purchased	19,978
Accounts payable and accrued liabilities:
Shares redeemed	147
Management and advisory fees	333
Service fees	5
Payable for collateral for securities on loan	87,749
Other	33
108,245
Net Assets	$550,109
Net Assets Consist of:
Capital stock, 50,000 shares authorized ($.01 par value)	$308
Additional paid-in capital	441,361
Undistributed net investment income (loss)	16,686
Undistributed net realized gain (loss) from investment securities and foreign currency transactions	68,645
Net unrealized appreciation (depreciation) on:
Investment securities	23,138
Translation of assets and liabilites denominated in foreign currencies	(29)
Net Assets	$550,109
Net Assets by Class:
Initial Class	$523,688
Service Class	26,421
Shares Outstanding:
Initial Class	29,361
Service Class	1,440
Net Asset Value and Offering Price Per Share:
Initial Class	$17.84
Service Class	18.35

STATEMENT OF OPERATIONS
For the period ended June 30, 2005
(all amounts in thousands)
(unaudited)

Investment Income:
Interest	$4,559
Dividends	1,782
Income from loaned securities–net	161
Less withholding taxes on foreign dividends	(159)
6,343
Expenses:
Management and advisory fees	1,910
Printing and shareholder reports	67
Custody fees	47
Administration fees	51
Legal fees	2
Audit fees	9
Trustees fees	9
Other	2
Service fees:
Service Class	26
Total expenses	2,123
Net Investment Income (Loss)	4,220
Net Realized Gain (Loss) from:
Investment securities	23,168
Foreign currency transactions	(479)
22,689
Net Increase (Decrease) in Unrealized Appreciation (Depreciation) on:
Investment securities	(19,363)
Translation of assets and liabilities denominated in foreign currencies	(70)
(19,433)
Net Gain (Loss) on Investments and Foreign Currency Transactions	3,256
Net Increase (Decrease) in Net Assets Resulting from Operations	$7,476

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

6

Federated Growth & Income

STATEMENTS OF CHANGES IN NET ASSETS
For the period or year ended
(all amounts in thousands)

	June 30, 2005 (unaudited)	December 31, 2004
Increase (Decrease) in Net Assets From:
Operations:
Net investment income (loss)	$4,220	$8,059
Net realized gain (loss) from investment securities and foreign currency transactions	22,689	50,767
Net unrealized appreciation (depreciation) on investment securities and foreign currency translation	(19,433)	(17,123)
	7,476	41,703
Distributions to Shareholders:
From net investment income:
Initial Class	–	(12,509)
Service Class	–	(249)
	–	(12,758)
From net realized gains:
Initial Class	–	(13,429)
Service Class	–	(294)
	–	(13,723)
Capital Share Transactions:
Proceeds from shares sold:
Initial Class	67,590	54,028
Service Class	10,571	14,020
	78,161	68,048
Dividends and distributions reinvested:
Initial Class	–	25,938
Service Class	–	543
	–	26,481
Cost of shares redeemed:
Initial Class	(33,867)	(65,201)
Service Class	(1,193)	(1,186)
	(35,060)	(66,387)
	43,101	28,142
Net increase (decrease) in net assets	50,577	43,364
Net Assets:
Beginning of period	499,532	456,168
End of period	$550,109	$499,532
Undistributed Net Investment Income (Loss)	$16,686	$12,466

	June 30, 2005 (unaudited)	December 31, 2004
Share Activity:
Shares issued:
Initial Class	3,841	3,148
Service Class	584	797
	4,425	3,945
Shares issued–reinvested from distributions:
Initial Class	–	1,589
Service Class	–	32
	–	1,621
Shares redeemed:
Initial Class	(1,925)	(3,824)
Service Class	(66)	(67)
	(1,991)	(3,891)
Net increase (decrease) in shares outstanding:
Initial Class	1,916	913
Service Class	518	762
	2,434	1,675

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

7

Federated Growth & Income

FINANCIAL HIGHLIGHTS
(unaudited for the period ended June 30, 2005)

		For a share outstanding throughout each period (a)
		Net Asset	Investment Operations			Distributions			Net Asset
	For the Period Ended (b)	Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total Operations	From Net Investment Income	From Net Realized Gains	Total Distributions	Value, End of Period
Initial Class	6/30/2005	$17.59	$0.14	$0.11	$0.25	$–	$–	$–	$17.84
	12/31/2004	17.09	0.30	1.20	1.50	(0.48)	(0.52)	(1.00)	17.59
	12/31/2003	14.35	0.48	3.24	3.72	(0.49)	(0.49)	(0.98)	17.09
	12/31/2002	15.28	0.62	(0.48)	0.14	(0.35)	(0.72)	(1.07)	14.35
	12/31/2001	13.43	0.64	1.46	2.10	(0.25)	–	(0.25)	15.28
	12/31/2000	10.91	0.51	2.65	3.16	(0.63)	(0.01)	(0.64)	13.43
Service Class	6/30/2005	18.12	0.13	0.10	0.23	–	–	–	18.35
	12/31/2004	17.57	0.24	1.27	1.51	(0.44)	(0.52)	(0.96)	18.12
	12/31/2003	15.04	0.17	2.88	3.05	(0.03)	(0.49)	(0.52)	17.57

			Ratios/Supplemental Data
	For the Period	Total	Net Assets, End of Period	Ratio of Expenses to Average Net Assets (f)		Net Investment Income (Loss) to Average	Portfolio Turnover
	Ended (b)	Return (c)(g)	(000's)	Net (d)	Total (e)	Net Assets (f)	Rate (g)
Initial Class	6/30/2005	1.42%	$523,688	0.82%	0.82%	1.66%	26%
	12/31/2004	9.21	482,823	0.82	0.82	1.74	93
	12/31/2003	26.84	453,361	0.81	0.81	3.14	128
	12/31/2002	0.96	389,120	0.81	0.81	4.11	146
	12/31/2001	15.70	281,943	0.86	0.86	4.39	117
	12/31/2000	29.16	122,886	0.86	0.86	4.31	147
Service Class	6/30/2005	1.27	26,421	1.07	1.07	1.46	26
	12/31/2004	8.97	16,709	1.07	1.07	1.37	93
	12/31/2003	20.79	2,807	1.08	1.08	1.55	128

NOTES TO FINANCIAL HIGHLIGHTS

(a)  Per share information is calculated based on average number of shares outstanding.

(b)  Federated Growth & Income (the "Fund") share classes commenced operations as follows:

Initial Class – March 1, 1994
Service Class – May 1, 2003

(c)  Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.

(d)  Ratio of Net Expenses to Average Net Assets is net of fee waivers and reimbursements by the investment adviser, if any (see note 2).

(e)  Ratio of Total Expenses to Average Net Assets includes all expenses before fee waivers and reimbursements by the investment adviser.

(f)  Annualized.

(g)  Not annualized for periods of less than one year.

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

8

Federated Growth & Income

NOTES TO FINANCIAL STATEMENTS
At June 30, 2005
(all amounts in thousands)
(unaudited)

NOTE 1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The AEGON/Transamerica Series Trust ("ATST") is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. ATST serves as a funding vehicle for variable life insurance, variable annuity and group annuity products. Federated Growth & Income ("the Fund"), part of ATST, began operations on March 1, 1994.

Effective May 1, 2005, AEGON/Transamerica Series Fund, Inc. changed its name to AEGON/Transamerica Series Trust.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties, which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

See the Prospectus and Statement of Additional Information for a description of the Fund's investment objective.

In preparing the Fund's financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP"), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following policies were consistently followed by the Fund, in accordance with GAAP.

Multiple class operations and expenses: The Fund currently offers two classes of shares, an Initial Class and a Service Class. Income, non-class specific expenses and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

Pricing of shares: The Fund prices its shares on the basis of the net asset value of each class of shares of the Fund, which is determined as of the close of the New York Stock Exchange ("NYSE") (generally 4:00 p.m. Eastern Time) on each day on which the NYSE is open for trading.

Security valuations: Fund investments traded on an exchange are valued at the closing price on the day of valuation on the exchange where the security is principally traded. With respect to securities traded on the NASDAQ/NMS, such closing price may be the last reported sales price or the NASDAQ official closing price.

Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last quoted bid price.

Debt securities are valued by independent pricing services at the last quoted bid price; however, those that mature in sixty days or less are valued at amortized cost, which approximates market.

Investment company securities are valued at net asset value of the underlying portfolio.

Foreign securities generally are valued based on quotations from the primary market in which they are traded and are translated from the local currency into U.S. dollars using closing exchange rates. Many foreign securities markets are open for trading at times when the U.S. markets are closed for trading, and many foreign securities markets close for trading before the close of the NYSE. The value of foreign securities may be affected significantly on a day that the NYSE is closed and an investor is unable to purchase or redeem shares. If a significant market event impacting the value of a portfolio security (e.g., natural disaster, company announcement, market volatility) occurs subsequent to the close of trading in the security, but prior to the calculation of the Fund's net asset value per share, market quotations for that security may be determined to be unreliable and, accordingly, not "readily available." If market quotations are not readily available, and the impact of such a significant market event materially effects the net asset value per share of the Fund, an affected portfolio security will be valued at fair market value as determined in good faith using guidelines adopted by the Board of Trustees of the Fund, under the supervision of the Fund's Valuation Committee. Factors that may be considered to value foreign securities at fair market value may include, among others: the value of other securities traded on other markets, foreign currency exchange activity and the trading of financial products tied to foreign securities.

Other securities for which quotations are not readily available are valued at fair market value as determined in good faith using guidelines adopted by the Board of Trustees, under the supervision of the Fund's Valuation Committee. These guidelines may include: the type of security; any restrictions on its resale; financial or business news of the issuer; similar or related securities that are actively trading; related corporate actions; and other significant events occurring after the close of trading in the security.

Cash: The Fund may leave cash overnight in its cash account with the custodian, Investors Bank & Trust Company ("IBT"). IBT has been contracted on behalf of the Fund to invest the excess cash into a savings account, which at June 30, 2005, was paying an interest rate of 2.02%.

Throughout the six months, the Fund may have a cash overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

9

Federated Growth & Income

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2005
(all amounts in thousands)
(unaudited)

NOTE 1.–(continued)

Repurchase agreements: The Fund is authorized to enter into repurchase agreements. The Fund, through IBT, receives delivery of the underlying securities, the value of which at the time of purchase is required to be an amount equal to at least 100% of the resale price. Repurchase agreements involve the risk that the seller will fail to repurchase the security, as agreed. In that case, the Fund will bear the risk of value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, may place security transactions of the Fund with broker/dealers with which ATST has established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions paid by the Fund be used to pay expenses that would otherwise be borne by any other funds within ATST, or by any other party.

Recaptured commissions during the six months ended June 30, 2005, of $38 are included in net realized gains in the Statement of Operations.

Securities lending: The Fund may lend securities to enhance fund earnings from investing cash collateral in making such loans to qualified borrowers (typically broker/dealers). The Fund has engaged its custodian bank, IBT, as a lending agent to administer its securities lending program. IBT earned $69 of program income for its services. When the Fund makes a security loan, it receives cash collateral as protection against the risk that the borrower will default on the loan, and records an asset for the cash invested collateral and a liability for the return of the collateral.

Loans of securities are required to be secured by collateral at least equal to 102% of the value of the securities at inception of the loan, and not less then 100% thereafter. The Fund may invest cash collateral in short-term money market instruments including: U.S. Treasury Bills, U.S. agency obligations, commercial paper, money market mutual funds, repurchase agreements and other highly rated, liquid investments. During the life of securities loans, the collateral and securities loaned remain subject to fluctuation in value. IBT marks to market securities loaned and the collateral each business day. If additional collateral is due (at least $1), IBT collects additional cash collateral from the borrowers. Although securities loaned will be fully collateralized at all times, IBT may experience delays in, or may be prevented from, recovering the collateral on behalf of the Fund. The Fund may recall a loaned security position at any time from the borrower through IBT. In the event the borrower fails to timely return a recalled security, IBT may indemnify the Fund by purchasing replacement securities for the Fund at its own expense and claiming the collateral to fund such a purchase. IBT absorbs the loss if the collateral value is not sufficient to cover the cost of the replacement securities. If replacement securities are not available, IBT will credit the equivalent cash value to the Fund.

While a security is on loan, the Fund does not have the right to vote that security. However, if time permits, the Fund will attempt to recall a security on loan and vote the proxy.

Income from securities lending is included in the Statement of Operations. The amount of collateral and value of securities on loan are included in the Statement of Assets and Liabilities as well as in the Schedule of Investments.

Real Estate Investment Trusts ("REITs"): There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes and interest rates.

Dividend income is recorded at management's estimate of the income included in distributions from the REIT investments. Distributions received in excess of the estimated amount are recorded as a reduction of the cost of investments. The actual amounts of income, return of capital and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Foreign currency denominated investments: The accounting records of the Fund are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the closing exchange rate each day. The cost of foreign securities is translated at the exchange rate in effect when the investment was acquired. The Fund combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include: 1) foreign currency fluctuations between trade date and settlement date of investment security transactions; 2) gains and losses on forward foreign currency contracts; and 3) the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

10

Federated Growth & Income

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2005
(all amounts in thousands)
(unaudited)

NOTE 1.–(continued)

Foreign currency denominated assets may involve risks not typically associated with domestic transactions, including unanticipated movements in exchange currency rates, the degree of government supervision and regulation of security markets, and the possibility of political or economic instability.

Forward foreign currency contracts: The Fund may enter into forward foreign currency contracts to hedge against exchange rate risk arising from investments in securities denominated in foreign currencies. Contracts are valued at the contractual forward rate and are marked to market daily, with the change in value recorded as an unrealized gain or loss. When the contracts are closed a realized gain or loss is incurred. Risks may arise from changes in market value of the underlying currencies and from the possible inability of counterparties to meet the terms of their contracts.

There were no open forward foreign currency contracts at June 30, 2005.

Foreign capital gains taxes: The Fund may be subject to taxes imposed by countries in which it invests, with respect to its investment in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Fund accrues such taxes when the related income or capital gains are earned. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

Dividend distributions: Dividends and capital gains distributions are typically declared and reinvested annually and are generally paid and reinvested on the business day following the ex-date.

NOTE 2.  RELATED PARTY TRANSACTIONS

Transamerica Fund Advisors, Inc. ("TFAI") is the Fund's investment adviser. Transamerica Fund Services, Inc. ("TFS") is the Fund's administrator and transfer agent. AFSG Securities Corp. ("AFSG") is the Fund's distributor. AFSG is 100% owned by AUSA Holding Company ("AUSA"). TFAI is a directly owned subsidiary of Western Reserve Life Assurance Co. of Ohio ("WRL") (78%) and AUSA (22%). TFS is a wholly owned subsidiary of WRL (50%) and AUSA (50%). AUSA and WRL are wholly owned indirect subsidiaries of AEGON, NV, a Netherlands corporation.

Effective January 1, 2005 AEGON/Transamerica Fund Advisors, Inc. ("ATFA") was renamed Transamerica Fund Advisors, Inc. ("TFAI"); AEGON/Transamerica Fund Services, Inc. ("ATFS") and AEGON/Transamerica Investor Services, Inc. ("ATIS") merged into one entity and was renamed Transamerica Fund Services, Inc. ("TFS").

Certain officers and trustees of the Fund are also officers and/or trustees of TFAI, TFS, AFSG and WRL. No affiliated officer or trustee receives any compensation directly from the Fund.

The following schedule reflects the percentage of fund assets owned by affiliated mutual funds (i.e. through the asset allocation funds):

	Net Assets	% of Net Assets
Asset Allocation–Conservative Portfolio	$7,295	1.33%
Asset Allocation–Growth Portfolio	9,170	1.67%
Asset Allocation–Moderate Growth Portfolio	26,313	4.78%
Asset Allocation–Moderate Portfolio	16,626	3.02%
Total	$59,404	10.80%

Investment advisory fee: The Fund pays management fees to TFAI based on average daily net assets ("ANA") at the following rate:

0.75% of the first $500 million of ANA
0.70% of ANA over $500 million

TFAI has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

1.00% Expense Limit

If total fund expenses fall below the annual expense limitation agreement agreed to by the adviser within the succeeding three years, the Fund may be required to pay that adviser a portion or all of the waived advisory fees.

There were no amounts available for recapture at June 30, 2005.

Distribution and service fees: The Fund adopted a distribution plan ("Distribution Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. Pursuant to the Distribution Plan, ATST entered into a Distribution Agreement with AFSG effective May 1, 1999.

Under the Distribution Plan and Distribution Agreement on the Initial Class shares, AFSG, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund's shares, amounts equal to actual expenses associated with distributing the shares.

The Distribution Plan on the Service Class shares requires ATST to pay distribution fees to AFSG as compensation for its activities, not as reimbursement for specific expenses. The fee on the Service Class is paid

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

11

Federated Growth & Income

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2005
(all amounts in thousands)
(unaudited)

NOTE 2.–(continued)

to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Fund is authorized under the 12b-1 plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%

AFSG has determined that it will not seek payment by the Fund of the distribution expenses incurred with respect to the Initial Class shares before April 30, 2006. Prior to AFSG seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Fund will pay fees relating to Service Class shares.

Administrative services: The Fund has entered into an agreement with TFS for financial and legal fund administration services, which includes such items as compliance, expenses, financial statements and other reporting, distributions, tax returns, prospectus preparation, board of trustees meeting support, transfer agency and other legal matters. The Fund pays TFS an annual fee of 0.02% of average net assets. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.

Deferred compensation plan: Each eligible Fund Trustee may elect participation in the Deferred Compensation Plan for Trustees of ATST ("the Plan"). Under the Plan, such Trustees may defer payment of a percentage of their total fees earned as a Fund Trustee. These deferred amounts may be invested in any portfolio of Transamerica IDEX Mutual Funds, an affiliate of the Fund. At June 30, 2005, the value of invested plan amounts was $25. Invested plan amounts and the total liability for deferred compensation to the Trustees under the Plan at June 30, 2005, are included in Net Assets in the accompanying Statement of Assets and Liabilities.

NOTE 3.  INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the six months ended June 30, 2005, were as follows:

Purchases of securities:
Long-Term excluding U.S. Government	$100,648
U.S. Government	87,845
Proceeds from maturities and sales of securities:
Long-Term excluding U.S. Government	92,520
U.S. Government	–

NOTE 4.  FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments for items including, but not limited to, foreign currency transactions and REITs.

The aggregate cost of investments and composition of unrealized appreciation (depreciation) for federal income tax purposes as of June 30, 2005, are as follows:

Federal Tax Cost Basis	$631,828
Unrealized Appreciation	$27,025
Unrealized (Depreciation)	(3,888)
Net Unrealized Appreciation (Depreciation)	$23,137

NOTE 5.  REGULATORY PROCEEDINGS

There continues to be significant federal and state regulatory activity relating to financial services companies, particularly mutual fund companies and their investment advisers. As part of an ongoing investigation regarding potential market timing, recordkeeping and trading compliance issues and matters affecting the Fund's investment adviser, TFAI, and certain employees and affiliates of TFAI, the SEC staff has indicated that it is likely to take some action against TFAI and certain of its affiliates at the conclusion of the investigation. The potential timing and the scope of any such action is difficult to predict. Although the impact of any action brought against TFAI and/or its affiliates is difficult to assess at the present time, the Fund currently believes that the likelihood that any such action will have a material adverse impact on it is remote. It is important to note that the Fund is not aware of any allegation of wrongdoing against it and its Board at the time this semiannual report is printed. Although it is not anticipated that these developments will have an adverse impact on the Fund, there can be no assurance at this time. TFAI and its affiliates are actively working with the SEC in regard to this matter; however, the exact resolution cannot be determined at this time. TFAI will take such actions that it deems necessary or appropriate to continue providing management services to the Fund and to bring all matters to an appropriate conclusion. TFAI and/or its affiliates, and not the Fund, will bear the costs regarding these regulatory matters.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

12

Federated Growth & Income

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS – REVIEW AND RENEWAL (unaudited)

At a meeting of the Board of Trustees of AEGON/Transamerica Series Trust ("ATST") held on October 6, 2004, the Board considered and approved the renewal for a one-year period of the Investment Advisory Agreement between Federated Growth & Income (the "Portfolio") and Transamerica Fund Advisors, Inc. ("TFAI") as well as the Investment Sub-Advisory Agreement of the Portfolio between TFAI and Federated Equity Management Company of Pennsylvania (the "Sub-Adviser"). In approving the renewal of these agreements, the Board concluded that the Investment Advisory and Investment Sub-Advisory Agreements enable shareholders of the Portfolio to obtain high quality services at a cost that is appropriate, reasonable, and in the best interests of shareholders based upon the following determinations, among others:

The nature, extent and quality of the advisory service to be provided. The Board considered the nature and quality of the services provided by TFAI and the Sub-Adviser to the Portfolio in the past, as well as the services anticipated to be provided in the future. The Board concluded that TFAI and the Sub-Adviser are capable of providing high quality services to the Portfolio, as indicated by TFAI's management capabilities demonstrated with respect to the Portfolio and other portfolios managed by TFAI, TFAI's management oversight process, the professional qualifications and experience of the Sub-Adviser's portfolio management team, and the Portfolio's strong investment performance. The Board also concluded that TFAI and the Sub-Adviser would provide the same quality and quantity of investment management and related services as before, that these services are appropriate in scope and extent in light of the Portfolio's operations, the competitive landscape of the investment company business and investor needs, and that TFAI's and the Sub-Adviser's obligations will remain the same in all respects.

The investment performance of the Portfolio. The Board concluded, based in particular on information provided by Lipper Analytics, that the Portfolio's investment performance was competitive or superior relative to comparable portfolios over trailing one-, two-, three-, five- and ten-year periods and to the Portfolio's benchmark index over five- and ten-year periods. On the basis of the Trustees' assessment of the nature, extent and quality of investment advisory and related services to be provided or procured by TFAI and the Sub-Adviser, the Trustees concluded that TFAI and the Sub-Adviser were capable of generating a level of long-term investment performance that is appropriate in light of the Portfolio's investment objective, policies and strategies and competitive with many other investment companies.

The cost of advisory services provided and the level of profitability. Overall, on the basis of the Board's review of the fees to be charged by TFAI and the Sub-Adviser for investment advisory and related services, TFAI's financial statements, the fees paid by TFAI to the Sub-Adviser, TFAI's estimated net management income resulting from its management of the Portfolio, the estimated profitability of TFAI's relationships with the Portfolio and ATST, and the estimated profitability of the Sub-Adviser's relationship with the Portfolio, the Board concluded that the level of investment advisory fees and the profitability is appropriate in light of the entirety of the services provided and the anticipated profitability of the relationship between the Portfolio, TFAI and the Sub-Adviser. On the basis of comparative information supplied by Lipper Analytics, the Board concluded that the level of advisory fees is appropriate, but estimated that overall expenses of the Portfolio were relatively higher than certain industry averages and undertook to monitor Portfolio expenses closely. Further, the Board directed that advisory fees be lowered, which will likely lower overall expenses for the benefit of shareholders.

The extent to which economies of scale would be realized as the Portfolio grows and whether fee levels reflect these economies of scale for the benefit of Portfolio investors. The Trustees concluded that inclusion of asset-based breakpoints in the Portfolio's advisory fee schedule appropriately benefited investors by realizing economies of scale in the form of a lower advisory fee rate as the level of Portfolio assets increases. The Board also concluded that the advisory fees appropriately reflect the Portfolio's current size, the current economic environment for TFAI, and the competitive nature of the investment company market. In addition, the Board noted that it will have the opportunity to periodically re-examine whether the Portfolio has achieved economies of scale, as well as the appropriateness of advisory fees payable to TFAI and the Sub-Adviser, in the future.

Benefits (such as soft dollars) to TFAI or the Sub-Adviser from its relationship with the Portfolio. The Board concluded that other benefits derived by TFAI or the Sub-Adviser from its relationship with the Portfolio are reasonable and fair, and are consistent with industry practice and the best interests of the Portfolio and its shareholders. In this regard, the Board noted that TFAI does not realize "soft dollar" benefits from its relationship with the Portfolio, and that the Sub-Adviser is participating in a brokerage program pursuant to which a portion of brokerage commissions paid by the Portfolio is recaptured for the benefit of the Portfolio and its shareholders, thus limiting the amount of "soft-dollar" arrangements the Sub-Adviser may engage in with respect to the Portfolio's brokerage transactions.

Other considerations. The Board also determined that TFAI had made a substantial commitment to the recruitment and retention of high quality personnel, and maintained the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and its shareholders. The Trustees also concluded that TFAI had made a significant entrepreneurial commitment to the management and success of the Portfolio, reflected by TFAI's expense limitation and fee waiver arrangement with the Portfolio, which may result in TFAI waiving a substantial amount of advisory fees for the benefit of shareholders.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

13

Federated Growth & Income

SUPPLEMENTAL INFORMATION (unaudited)
RESULTS OF SHAREHOLDER PROXY

At a special meeting of shareholders held on April 19, 2005, the results of the Proposals were as follows:

Proposal 1:  Approval of an Agreement and Plan of Reorganization pursuant to which AEGON/Transamerica Series Fund, Inc. will reorganize as a Delaware statutory trust.

For	Against	Abstentions/Broker Non-Votes
25,565,754.504	1,217,651.619	735,588.651

Proposal 2:  Approval of changes to the fundamental investment restrictions of Federated Growth & Income as follows:

A. Diversification	For	Against	Abstentions/Broker Non-Votes
	26,257,699.291	1,209,544.655	51,750.828
B. Borrowing	For	Against	Abstentions/Broker Non-Votes
	26,120,187.231	1,347,056.715	51,750.828
C. Senior Securities	For	Against	Abstentions/Broker Non-Votes
	26,230,217.869	1,237,026.077	51,750.828
D. Underwriting Securities	For	Against	Abstentions/Broker Non-Votes
	26,198,044.950	1,269,198.996	51,750.828
E. Real Estate	For	Against	Abstentions/Broker Non-Votes
	26,235,803.978	1,231,439.968	51,750.828
F. Making Loans	For	Against	Abstentions/Broker Non-Votes
	26,054,140.206	1,413,103.740	51,750.828
G. Concentration	For	Against	Abstentions/Broker Non-Votes
	26,161,661.192	1,305,582.754	51,750.828
H. Commodities	For	Against	Abstentions/Broker Non-Votes
	26,115,835.807	1,351,408.139	51,750.828

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

14

Great Companies–AmericaSM

UNDERSTANDING YOUR FUND'S EXPENSES
(unaudited)

SHAREHOLDER EXPENSES

The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at January 1, 2005 and held for the entire period until June 30, 2005.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, note that the expenses shown in the table are meant to highlight your ongoing costs and do not reflect any transaction costs.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period (a)
Initial Class
Actual	$1,000.00	$984.80	0.86%	$4.23
Hypothetical (b)	1,000.00	1,020.53	0.86	4.31
Service Class
Actual	1,000.00	983.90	1.11	5.46
Hypothetical (b)	1,000.00	1,019.29	1.11	5.56

(a)  Expenses are calculated using the Fund's annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by number of days in the period (181 days), and divided by the number of days in the year (365 days).

(b)  5% return per year before expenses.

GRAPHICAL PRESENTATION OF SCHEDULE OF INVESTMENTS
By Sector
At June 30, 2005

This chart shows the percentage breakdown by sector of the Fund's total investment securities.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

1

Great Companies–AmericaSM

SCHEDULE OF INVESTMENTS
At June 30, 2005
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
COMMON STOCKS (96.5%)
Aerospace (5.1%)
United Technologies Corp.	249,674	$12,821
Beverages (2.2%)
Anheuser-Busch Cos., Inc.	12,000	549
PepsiCo, Inc.	93,232	5,028
Business Services (9.7%)
First Data Corp.	293,823	11,794
Omnicom Group, Inc.	158,500	12,658
Chemicals & Allied Products (12.0%)
Colgate-Palmolive Co.	308,994	15,422
Ecolab, Inc. (a)	310,000	10,032
Procter & Gamble Co.	94,000	4,958
Commercial Banks (4.8%)
Citigroup, Inc.	260,511	12,043
Computer & Data Processing Services (2.5%)
Microsoft Corp.	253,500	6,297
Computer & Office Equipment (6.2%)
Cisco Systems, Inc. (b)	259,800	4,965
Hewlett-Packard Co.	450,000	10,579
Electronic & Other Electric Equipment (4.6%)
General Electric Co.	338,530	11,730
Electronic Components & Accessories (3.0%)
Texas Instruments, Inc.	271,500	7,621
Fabricated Metal Products (3.3%)
Fortune Brands, Inc.	94,000	8,347
Instruments & Related Products (4.8%)
Danaher Corp. (a)	233,800	12,237
Insurance (3.1%)
Berkshire Hathaway, Inc.–Class B (b)	2,800	7,794
Life Insurance (5.2%)
Prudential Financial, Inc.	200,800	13,185
Medical Instruments & Supplies (8.2%)
Medtronic, Inc.	303,700	15,729
Zimmer Holdings, Inc. (b)	67,290	5,125
Paper & Allied Products (4.6%)
3M Co.	161,902	11,706
Pharmaceuticals (9.3%)
Abbott Laboratories	106,203	5,205
Johnson & Johnson	154,501	10,043
Wyeth	186,164	8,284
Security & Commodity Brokers (7.9%)
American Express Co.	143,000	7,612
Goldman Sachs Group, Inc. (The)	121,996	12,446
Total Common Stocks (cost: $235,497)		244,210

	Principal	Value
SECURITY LENDING COLLATERAL (6.2%)
Debt (5.5%)
Bank Notes (0.3%)
Bank of America
3.27%, due 07/18/2005 (c)	$151	$151
3.27%, due 08/30/2005 (c)	176	176
Bear Stearns & Co. 3.57%, due 09/08/2005 (c) 3.57%, due 12/06/2005 (c)	227 75	227 75
Credit Suisse First Boston Corp. 3.15%, due 09/09/2005 (c) 3.44%, due 03/10/2006 (c)	75 75	75 75
Certificates Of Deposit (0.1%)
Canadian Imperial Bank of Commerce 3.40%, due 11/04/2005 (c) 3.41%, due 05/18/2006 (c)	82 189	82 189
Commercial Paper (1.0%)
Compass Securitization–144A 3.27%, due 07/22/2005	131	131
Fairway Finance Corp.–144A 3.27%, due 07/28/2005	189	189
General Electric Capital Corp. 3.25%, due 07/08/2005	224	224
Grampian Funding LLC–144A 3.28%, due 07/13/2005	151	151
Greyhawk Funding LLC–144A 3.31%, due 08/09/2005	189	189
Jupiter Securitization Corp.–144A 3.28%, due 08/02/2005	376	376
Morgan Stanley Dean Witter & Co. 3.52%, due 12/07/2005 (c) 3.51%, due 12/09/2005 (c)	491 476	491 476
Park Avenue Receivables Corp.–144A 3.23%, due 07/20/2005	83	83
Preferred Receivables Corp.–144A 3.28%, due 07/08/2005	215	215
Ranger Funding Co LLC–144A 3.26%, due 07/07/2005	76	76
Euro Dollar Overnight (0.7%)
Bank of Montreal 3.01%, due 07/01/2005	348	348
BNP Paribas 3.00%, due 07/01/2005	206	206
Calyon 3.09%, due 07/01/2005 3.31%, due 07/01/2005	182 189	182 189
Fortis Bank 3.11%, due 07/05/2005 3.27%, due 07/07/2005	26 189	26 189

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

2

Great Companies–AmericaSM

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2005
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
Euro Dollar Overnight (continued)
National Australia Bank
3.38%, due 07/01/2005	$378	$378
3.26%, due 07/06/2005	35	35
Rabobank Nederland 3.35%, due 07/01/2005	189	189
Euro Dollar Terms (1.7%)
ABN Amro Bank NV 3.25%, due 08/05/2005	151	151
Bank of Nova Scotia 3.11%, due 07/11/2005 3.16%, due 07/15/2005	264 189	264 189
Barclays 3.16%, due 07/14/2005 3.25%, due 07/27/2005	113 227	113 227
Citigroup 3.09%, due 07/22/2005	136	136
Dexia Group 3.21%, due 07/20/2005 3.24%, due 07/21/2005	151 119	151 119
First Tennessee National Corp. 3.22%, due 08/09/2005	38	38
Fortis Bank 3.25%, due 08/04/2005	4	4
HBOS Halifax Bank of Scotland 3.15%, due 08/08/2005	76	76
Nordea Bank Finland PLC (NY Branch) 3.24%, due 08/03/2005	151	151
Rabobank Nederland 3.25%, due 08/08/2005	189	189
Royal Bank of Canada 3.25%, due 08/05/2005	181	181
Royal Bank of Scotland 3.29%, due 07/12/2005 3.25%, due 08/04/2005 3.31%, due 08/09/2005	567 151 235	567 151 235
Societe Generale 3.28%, due 08/01/2005	370	370
The Bank of the West 3.27%, due 07/27/2005	24	24
Toronto Dominion Bank 3.25%, due 08/02/2005	227	227
Wells Fargo & Co. 3.27%, due 07/21/2005 3.27%, due 08/01/2005	307 264	307 264

	Principal	Value
Promissory Notes (0.0%)
Goldman Sachs Group Inc. 3.32%, due 12/28/2005	$30	$30
Repurchase Agreements (1.7%) (d)
Credit Suisse First Boston Corp. 3.48%, Repurchase Agreement dated 06/30/2005 to be repurchased at $932 on 07/01/2005	931	931
Goldman Sachs Group, Inc. (The) 3.48%, Repurchase Agreement dated 06/30/2005 to be repurchased at $1,857 on 07/01/2005	1,857	1,857
Lehman Brothers & Co., Inc. 3.48%, Repurchase Agreement dated 06/30/2005 to be repurchased at $76 on 07/01/2005	76	76
Merrill Lynch & Co., Inc. 3.48%, Repurchase Agreement dated 06/30/2005 to be repurchased at $824 on 07/01/2005	824	824
Morgan Stanley Dean Witter & Co. 3.54%, Repurchase Agreement dated 06/30/2005 to be repurchased at $567 on 07/01/2005	567	567
	Shares	Value
Investment Companies (0.7%)
Money Market Funds (0.7%)
American Beacon Funds 1-day yield of 3.18%	202,191	$202
Barclays Global Investors Institutional Money Market Fund 1-day yield of 3.25%	828,883	829
Goldman Sachs Financial Square Prime Obligations Fund 1-day yield of 3.08%	12,281	12
Merrimac Cash Fund, Premium Class 1-day yield of 3.04% (e)	775,786	776
Total Security Lending Collateral (cost: $15,631)		15,631
Total Investment Securities (cost: $251,128)		$259,841
SUMMARY:
Investments, at value	102.7%	$259,841
Liabilities in excess of other assets	(2.7)%	(6,811)
Net assets	100.0%	$253,030

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

3

Great Companies–AmericaSM

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2005
(all amounts except share amounts in thousands)
(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

(a)  At June 30, 2005, all or a portion of this security is on loan (see Note 1). The value at June 30, 2005, of all securities on loan is $15,156.

(b)  No dividends were paid during the preceding twelve months.

(c)  Floating or variable rate note. Rate is listed as of June 30, 2005.

(d)  Cash collateral for the Repurchase Agreements, valued at $4,340, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00%–10.325% and 9/15/2005–12/31/2049, respectively.

(e)  Regulated investment company advised by Investors Bank and Trust Co. ("IBT"). IBT is also the accounting, custody and lending agent for the Fund.

DEFINITIONS:

144A  144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2005, these securities aggregated $1,410 or 0.6% of the net assets of the Fund.

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

4

Great Companies–AmericaSM

STATEMENT OF ASSETS AND LIABILITIES
At June 30, 2005
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
Investment securities, at value (cost: $251,128) (including securities loaned of $15,156)	$259,841
Cash	13,599
Receivables:
Shares sold	19
Interest	11
Dividends	273
273,743
Liabilities:
Investment securities purchased	4,412
Accounts payable and accrued liabilities:
Shares redeemed	484
Management and advisory fees	166
Service fees	1
Payable for collateral for securities on loan	15,631
Other	19
20,713
Net Assets	$253,030
Net Assets Consist of:
Capital stock, 100,000 shares authorized ($.01 par value)	$260
Additional paid-in capital	264,524
Undistributed net investment income (loss)	3,089
Accumulated net realized gain (loss) from investment securities	(23,556)
Net unrealized appreciation (depreciation) on investment securities	8,713
Net Assets	$253,030
Net Assets by Class:
Initial Class	$248,635
Service Class	4,395
Shares Outstanding:
Initial Class	25,523
Service Class	450
Net Asset Value and Offering Price Per Share:
Initial Class	$9.74
Service Class	9.76

STATEMENT OF OPERATIONS
For the period ended June 30, 2005
(all amounts in thousands)
(unaudited)

Investment Income:
Interest	$43
Dividends	2,012
Income from loaned securities–net	8
2,063
Expenses:
Management and advisory fees	1,060
Printing and shareholder reports	64
Custody fees	14
Administration fees	28
Legal fees	1
Audit fees	9
Trustees fees	5
Other	1
Service fees:
Service Class	5
Total expenses	1,187
Net Investment Income (Loss)	876
Net Realized and Unrealized Gain (Loss):
Realized Gain (Loss) from investment securities	16,218
Increase (decrease) in unrealized appreciation (depreciation) on investment securities	(21,420)
Net Gain (Loss) on Investments	(5,202)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(4,326)

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

5

Great Companies–AmericaSM

STATEMENTS OF CHANGES IN NET ASSETS
For the period or year ended
(all amounts in thousands)

	June 30, 2005 (unaudited)	December 31, 2004
Increase (Decrease) in Net Assets From:
Operations:
Net investment income (loss)	$876	$2,213
Net realized gain (loss) from investment securities	16,218	17,317
Net unrealized appreciation (depreciation) on investment securities	(21,420)	(14,675)
	(4,326)	4,855
Distributions to Shareholders:
From net investment income:
Initial Class	–	(1,779)
Service Class	–	(8)
	–	(1,787)
Capital Share Transactions:
Proceeds from shares sold:
Initial Class	3,903	15,705
Service Class	1,036	3,946
	4,939	19,651
Proceeds from fund acquisition:
Initial Class	–	124,290
Service Class	–	235
	–	124,525
Dividends and distributions reinvested:
Initial Class	–	1,779
Service Class	–	8
	–	1,787
Cost of shares redeemed:
Initial Class	(45,233)	(79,750)
Service Class	(661)	(728)
	(45,894)	(80,478)
	(40,955)	65,485
Net increase (decrease) in net assets	(45,281)	68,553
Net Assets:
Beginning of period	298,311	229,758
End of period	$253,030	$298,311
Undistributed Net Investment Income (Loss)	$3,089	$2,213

	June 30, 2005 (unaudited)	December 31, 2004
Share Activity:
Shares issued:
Initial Class	397	1,621
Service Class	104	409
	501	2,030
Shares issued on fund acquisition:
Initial Class	–	12,824
Service Class	–	24
	–	12,848
Shares issued–reinvested from distributions:
Initial Class	–	194
Service Class	–	1
	–	195
Shares redeemed:
Initial Class	(4,609)	(8,332)
Service Class	(67)	(76)
	(4,676)	(8,408)
Net increase (decrease) in shares outstanding:
Initial Class	(4,212)	6,307
Service Class	37	358
	(4,175)	6,665

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

6

Great Companies–AmericaSM

FINANCIAL HIGHLIGHTS

(unaudited for the period ended June 30, 2005)

		For a share outstanding throughout each period (a)
		Net Asset	Investment Operations			Distributions			Net Asset
	For the Period Ended (b)	Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total Operations	From Net Investment Income	From Net Realized Gains	Total Distributions	Value, End of Period
Initial Class	6/30/2005	$9.89	$0.03	$(0.18)	$(0.15)	$–	$–	$–	$9.74
	12/31/2004	9.78	0.07	0.09	0.16	(0.05)	–	(0.05)	9.89
	12/31/2003	7.88	0.06	1.88	1.94	(0.04)	–	(0.04)	9.78
	12/31/2002	9.96	0.05	(2.11)	(2.06)	(0.02)	–	(0.02)	7.88
	12/31/2001	11.38	0.04	(1.43)	(1.39)	(0.03)	–	(0.03)	9.96
	12/31/2000	10.00	0.04	1.34	1.38	–	–	–	11.38
Service Class	6/30/2005	9.92	0.02	(0.18)	(0.16)	–	–	–	9.76
	12/31/2004	9.81	0.06	0.08	0.14	(0.03)	–	(0.03)	9.92
	12/31/2003	8.37	0.03	1.41	1.44	–	–	–	9.81

			Ratios/Supplemental Data
	For the Period	Total	Net Assets, End of Period	Ratio of Expenses to Average Net Assets (f)		Net Investment Income (Loss) to Average	Portfolio Turnover
	Ended (b)	Return (c)(g)	(000's)	Net (d)	Total (e)	Net Assets (f)	Rate (g)
Initial Class	6/30/2005	(1.52)%	$248,635	0.86%	0.86%	0.64%	42%
	12/31/2004	1.72	294,213	0.86	0.86	0.78	53
	12/31/2003	24.67	229,217	0.85	0.85	0.73	39
	12/31/2002	(20.69)	233,961	0.88	0.88	0.54	31
	12/31/2001	(12.20)	152,874	0.89	0.89	0.39	70
	12/31/2000	13.80	83,121	0.91	0.91	0.52	15
Service Class	6/30/2005	(1.61)	4,395	1.11	1.11	0.39	42
	12/31/2004	1.46	4,098	1.12	1.12	0.59	53
	12/31/2003	17.25	541	1.12	1.12	0.50	39

NOTES TO FINANCIAL HIGHLIGHTS

(a)  Per share information is calculated based on average number of shares outstanding.

(b)  Great Companies AmericaSM (the "Fund") share classes commenced operations as follows:

Initial Class – May 1, 2000

Service Class – May 1, 2003

(c)  Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.

(d)  Ratio of Net Expenses to Average Net Assets is net of fee waivers and reimbursements by the investment adviser, if any (see note 2).

(e)  Ratio of Total Expenses to Average Net Assets includes all expenses before fee waivers and reimbursements by the investment adviser.

(f)  Annualized.

(g)  Not annualized for periods of less than one year.

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

7

Great Companies–AmericaSM

NOTES TO FINANCIAL STATEMENTS
At June 30, 2005
(all amounts in thousands)
(unaudited)

NOTE 1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The AEGON/Transamerica Series Trust ("ATST") is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. ATST serves as a funding vehicle for variable life insurance, variable annuity and group annuity products. Great Companies–AmericaSM ("the Fund"), part of ATST, began operations on May 1, 2000. The Fund is "non-diversified" under 1940 Act.

Effective May 1, 2005, AEGON/Transamerica Series Fund, Inc. changed its name to AEGON/Transamerica Series Trust.

On May 3, 2004, the Fund acquired all the net assets of GE U.S. Equity pursuant to a plan of reorganization approved by shareholders. The Fund is the accounting survivor. The acquisition was accomplished by a tax-free exchange of 12,848 shares of the Fund for the 9,533 shares of GE U.S. Equity outstanding on April 30, 2004. The aggregate net assets of the Fund immediately before the acquisition was $222,179. GE U.S. Equity's net assets at that date of $124,525, including $11,396 of unrealized appreciation, were combined with those of the Fund, resulting in combined net assets of $346,704.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties, which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

See the Prospectus and Statement of Additional Information for a description of the Fund's investment objective.

In preparing the Fund's financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP"), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following policies were consistently followed by the Fund, in accordance with GAAP.

Multiple class operations and expenses: The Fund currently offers two classes of shares, an Initial Class and a Service Class. Income, non-class specific expenses and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

Pricing of shares: The Fund prices its shares on the basis of the net asset value of each class of shares of the Fund, which is determined as of the close of the New York Stock Exchange ("NYSE") (generally 4:00 p.m. Eastern Time) on each day on which the NYSE is open for trading.

Security valuations: Fund investments traded on an exchange are valued at the closing price on the day of valuation on the exchange where the security is principally traded. With respect to securities traded on the NASDAQ/NMS, such closing price may be the last reported sales price or the NASDAQ official closing price.

Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last quoted bid price.

Debt securities are valued by independent pricing services at the last quoted bid price; however, those that mature in sixty days or less are valued at amortized cost, which approximates market.

Investment company securities are valued at net asset value of the underlying portfolio.

Other securities for which quotations are not readily available are valued at fair market value as determined in good faith using guidelines adopted by the Board of Trustees, under the supervision of the Fund's Valuation Committee. These guidelines may include: the type of security; any restrictions on its resale; financial or business news of the issuer; similar or related securities that are actively trading; related corporate actions; and other significant events occurring after the close of trading in the security.

Cash: The Fund may leave cash overnight in its cash account with the custodian, Investors Bank & Trust Company ("IBT"). IBT has been contracted on behalf of the Fund to invest the excess cash into a savings account, which at June 30, 2005, was paying an interest rate of 2.02%.

Throughout the six months, the Fund may have a cash overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate.

Repurchase agreements: The Fund is authorized to enter into repurchase agreements. The Fund, through IBT, receives delivery of the underlying securities, the value of which at the time of purchase is required to be an amount equal to at least 100% of the resale price. Repurchase agreements involve the risk that the seller will fail to repurchase the security, as agreed. In that case, the Fund will bear the risk of value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, may place security transactions of the Fund with broker/dealers with which ATST has established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

8

Great Companies–AmericaSM

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2005
(all amounts in thousands)
(unaudited)

NOTE 1.–(continued)

security transactions to the Fund. In no event will commissions paid by the Fund be used to pay expenses that would otherwise be borne by any other funds within ATST, or by any other party.

Recaptured commissions during the six months ended June 30, 2005, of $27 are included in net realized gains in the Statement of Operations.

Securities lending: The Fund may lend securities to enhance fund earnings from investing cash collateral in making such loans to qualified borrowers (typically broker/dealers). The Fund has engaged its custodian bank, IBT, as a lending agent to administer its securities lending program. IBT earned $3 of program income for its services. When the Fund makes a security loan, it receives cash collateral as protection against the risk that the borrower will default on the loan, and records an asset for the cash invested collateral and a liability for the return of the collateral.

Loans of securities are required to be secured by collateral at least equal to 102% of the value of the securities at inception of the loan, and not less then 100% thereafter. The Fund may invest cash collateral in short-term money market instruments including: U.S. Treasury Bills, U.S. agency obligations, commercial paper, money market mutual funds, repurchase agreements and other highly rated, liquid investments. During the life of securities loans, the collateral and securities loaned remain subject to fluctuation in value. IBT marks to market securities loaned and the collateral each business day. If additional collateral is due (at least $1), IBT collects additional cash collateral from the borrowers. Although securities loaned will be fully collateralized at all times, IBT may experience delays in, or may be prevented from, recovering the collateral on behalf of the Fund. The Fund may recall a loaned security position at any time from the borrower through IBT. In the event the borrower fails to timely return a recalled security, IBT may indemnify the Fund by purchasing replacement securities for the Fund at its own expense and claiming the collateral to fund such a purchase. IBT absorbs the loss if the collateral value is not sufficient to cover the cost of the replacement securities. If replacement securities are not available, IBT will credit the equivalent cash value to the Fund.

While a security is on loan, the Fund does not have the right to vote that security. However, if time permits, the Fund will attempt to recall a security on loan and vote the proxy.

Income from securities lending is included in the Statement of Operations. The amount of collateral and value of securities on loan are included in the Statement of Assets and Liabilities as well as in the Schedule of Investments.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income is recorded on the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Dividend distributions: Dividends and capital gains distributions are typically declared and reinvested annually and are generally paid and reinvested on the business day following the ex-date.

NOTE 2.  RELATED PARTY TRANSACTIONS

Transamerica Fund Advisors, Inc. ("TFAI") is the Fund's investment adviser. Transamerica Fund Services, Inc. ("TFS") is the Fund's administrator and transfer agent. AFSG Securities Corp. ("AFSG") is the Fund's distributor. AFSG is 100% owned by AUSA Holding Company ("AUSA"). TFAI is a directly owned subsidiary of Western Reserve Life Assurance Co. of Ohio ("WRL") (78%) and AUSA (22%). TFS is a wholly owned subsidiary of WRL (50%) and AUSA (50%). AUSA and WRL are wholly owned indirect subsidiaries of AEGON, NV, a Netherlands corporation.

Effective January 1, 2005 AEGON/Transamerica Fund Advisors, Inc. ("ATFA") was renamed Transamerica Fund Advisors, Inc. ("TFAI"); AEGON/Transamerica Fund Services, Inc. ("ATFS") and AEGON/Transamerica Investor Services, Inc. ("ATIS") merged into one entity and was renamed Transamerica Fund Services, Inc. ("TFS").

Certain officers and trustees of the Fund are also officers and/or trustees of TFAI, TFS, AFSG and WRL. No affiliated officer or trustee receives any compensation directly from the Fund.

Great Companies, LLC is both an affiliate of the Fund and a sub-adviser to the Fund.

Investment advisory fee: The Fund pays management fees to TFAI based on average daily net assets ("ANA") at the following breakpoints:

0.775% of first $250 million of ANA
0.75% of the next $250 million of ANA
0.70% of the next $500 million of ANA
0.65% of ANA over $1 billion

TFAI has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

1.00% Expense Limit

If total fund expenses fall below the annual expense limitation agreement agreed to by the adviser within the succeeding three years, the Fund may be required to pay that adviser a portion or all of the waived advisory fees.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

9

Great Companies–AmericaSM

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2005
(all amounts in thousands)
(unaudited)

NOTE 2.–(continued)

There are no amounts available for recapture at June 30, 2005.

Distribution and service fees: The Fund adopted a distribution plan ("Distribution Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. Pursuant to the Distribution Plan, ATST entered into a Distribution Agreement with AFSG effective May 1, 1999.

Under the Distribution Plan and Distribution Agreement on the Initial Class shares, AFSG, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund's shares, amounts equal to actual expenses associated with distributing the shares.

The Distribution Plan on the Service Class shares requires ATST to pay distribution fees to AFSG as compensation for its activities, not as reimbursement for specific expenses. The fee on the Service Class is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Fund is authorized under the 12b-1 plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%

AFSG has determined that it will not seek payment by the Fund of the distribution expenses incurred with respect to the Initial Class shares before April 30, 2006. Prior to AFSG seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Fund will pay fees relating to Service Class shares.

Administrative services: The Fund has entered into an agreement with TFS for financial and legal fund administration services, which includes such items as compliance, expenses, financial statements and other reporting, distributions, tax returns, prospectus preparation, board of trustees meeting support, transfer agency and other legal matters. The Fund pays TFS an annual fee of 0.02% of average net assets. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.

Deferred compensation plan: Each eligible Fund Trustee may elect participation in the Deferred Compensation Plan for Trustees of ATST ("the Plan"). Under the Plan, such Trustees may defer payment of a percentage of their total fees earned as a Fund Trustee. These deferred amounts may be invested in any portfolio of Transamerica IDEX Mutual Funds, an affiliate of the Fund. At June 30, 2005, the value of invested plan amounts was $12. Invested plan amounts and the total liability for deferred compensation to the Trustees under the Plan at June 30, 2005, are included in Net Assets in the accompanying Statement of Assets and Liabilities.

NOTE 3.  INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the six months ended June 30, 2005, were as follows:

Purchases of securities:
Long-Term excluding U.S. Government	$112,910
U.S. Government	–
Proceeds from maturities and sales of securities:
Long-Term excluding U.S. Government	154,375
U.S. Government	–

NOTE 4.  FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments for items including, but not limited to, wash sales and capital loss carryforwards.

The capital loss carryforwards are available to offset future realized gains, subject to certain limitations under the Internal Revenue Code, through the periods listed.

Capital Loss Carryforwards	Available through
$2,534	December 31, 2008
12,784	December 31, 2009
8,716	December 31, 2010
9,588	December 31, 2011

The aggregate cost of investments and composition of unrealized appreciation (depreciation) for federal income tax purposes as of June 30, 2005, are as follows:

Federal Tax Cost Basis	$256,347
Unrealized Appreciation	$6,970
Unrealized (Depreciation)	(3,476)
Net Unrealized Appreciation (Depreciation)	$3,494

NOTE 5.  REGULATORY PROCEEDINGS

There continues to be significant federal and state regulatory activity relating to financial services companies, particularly mutual fund companies and their investment advisers. As part of an ongoing investigation regarding potential market timing, recordkeeping and trading

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

10

Great Companies–AmericaSM

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2005
(all amounts in thousands)
(unaudited)

NOTE 5.–(continued)

compliance issues and matters affecting the Fund's investment adviser, TFAI, and certain employees and affiliates of TFAI, the SEC staff has indicated that it is likely to take some action against TFAI and certain of its affiliates at the conclusion of the investigation. The potential timing and the scope of any such action is difficult to predict. Although the impact of any action brought against TFAI and/or its affiliates is difficult to assess at the present time, the Fund currently believes that the likelihood that any such action will have a material adverse impact on it is remote. It is important to note that the Fund is not aware of any allegation of wrongdoing against it and its Board at the time this semiannual report is printed. Although it is not anticipated that these developments will have an adverse impact on the Fund, there can be no assurance at this time. TFAI and its affiliates are actively working with the SEC in regard to this matter; however, the exact resolution cannot be determined at this time. TFAI will take such actions that it deems necessary or appropriate to continue providing management services to the Fund and to bring all matters to an appropriate conclusion. TFAI and/or its affiliates, and not the Fund, will bear the costs regarding these regulatory matters.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

11

Great Companies–AmericaSM

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS – REVIEW AND RENEWAL (unaudited)

At a meeting of the Board of Trustees of AEGON/Transamerica Series Trust ("ATST") held on October 6, 2004, the Board considered and approved the renewal for a one-year period of the Investment Advisory Agreement between Great Companies–AmericaSM (the "Portfolio") and Transamerica Fund Advisors, Inc. ("TFAI") as well as the Investment Sub-Advisory Agreement of the Portfolio between TFAI and Great Companies, LLC (the "Sub-Adviser"). In approving the renewal of these agreements, the Board concluded that the Investment Advisory and Investment Sub-Advisory Agreements enable shareholders of the Portfolio to obtain high quality services at a cost that is appropriate, reasonable, and in the best interests of shareholders based upon the following determinations, among others:

The nature, extent and quality of the advisory service to be provided. The Board considered the nature and quality of the services provided by TFAI and the Sub-Adviser to the Portfolio in the past, as well as the services anticipated to be provided in the future. The Board concluded that TFAI and the Sub-Adviser are capable of providing high quality services to the Portfolio, as indicated by TFAI's management capabilities demonstrated with respect to the Portfolio and other portfolios managed by TFAI, TFAI's management oversight process, and the professional qualifications and experience of the Sub-Adviser's portfolio management team. The Board also concluded that TFAI and the Sub-Adviser would provide the same quality and quantity of investment management and related services as before, that these services are appropriate in scope and extent in light of the Portfolio's operations, the competitive landscape of the investment company business and investor needs, and that TFAI's and the Sub-Adviser's obligations will remain the same in all respects.

The investment performance of the Portfolio. The Board concluded, based in particular on information provided by Lipper Analytics, that the Portfolio's longer-term investment performance was competitive or superior relative to comparable portfolios, although its recent performance has lagged. On the basis of the Trustees' assessment of the nature, extent and quality of investment advisory and related services to be provided or procured by TFAI and the Sub-Adviser, including steps to be taken to improve recent performance, the Trustees concluded that TFAI and the Sub-Adviser were capable of generating a level of long-term investment performance that is appropriate in light of the Portfolio's investment objective, policies and strategies and competitive with many other investment companies.

The cost of advisory services provided and the level of profitability. On the basis of the Board's review of the fees to be charged by TFAI and the Sub-Adviser for investment advisory and related services, TFAI's financial statements, the fees paid by TFAI to the Sub-Adviser, TFAI's estimated net management income resulting from its management of the Portfolio, the estimated profitability of TFAI's relationships with the Portfolio and ATST, and the estimated profitability of the Sub-Adviser's relationship with the Portfolio, the Board concluded that the level of investment advisory fees and the profitability is appropriate in light of the services provided, the performance of the Portfolio, the management fees of comparable investment companies, the anticipated profitability of the relationship between the Portfolio, TFAI and the Sub-Adviser, and the fact that asset-based breakpoints were likely to reduce portfolio expenses as assets increase. Further, on the basis of comparative information supplied by Lipper Analytics, the Board determined that the advisory fees of the Portfolio were consistent with industry averages, although the Board nevertheless decided it would monitor the Portfolio's expense ratio in light of the Portfolio's higher-than-average level of operating expenses and encouraged management to attempt to reduce operating expenses over time.

The extent to which economies of scale would be realized as the Portfolio grows and whether fee levels reflect these economies of scale for the benefit of Portfolio investors. The Trustees concluded that inclusion of asset-based breakpoints in the Portfolio's advisory fee schedule appropriately benefited investors by realizing economies of scale in the form of a lower advisory fee rate as the level of Portfolio assets increases. The Board also concluded that the advisory fees appropriately reflect the Portfolio's current size, the current economic environment for TFAI, and the competitive nature of the investment company market. In addition, the Board noted that it will have the opportunity to periodically re-examine whether the Portfolio has achieved economies of scale, as well as the appropriateness of advisory fees payable to TFAI and the Sub-Adviser, in the future.

Benefits (such as soft dollars) to TFAI or the Sub-Adviser from its relationship with the Portfolio. The Board concluded that other benefits derived by TFAI or the Sub-Adviser from its relationship with the Portfolio are reasonable and fair, and are consistent with industry practice and the best interests of the Portfolio and its shareholders. In this regard, the Board noted that TFAI does not realize "soft dollar" benefits from its relationship with the Portfolio, and that the Sub-Adviser is participating in a brokerage program pursuant to which a portion of brokerage commissions paid by the Portfolio is recaptured for the benefit of the Portfolio and its shareholders, thus limiting the amount of "soft-dollar" arrangements the Sub-Adviser may engage in with respect to the Portfolio's brokerage transactions.

Other considerations. The Board also determined that TFAI had made a substantial commitment to the recruitment and retention of high quality personnel, and maintained the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and its shareholders. The Trustees also concluded that TFAI had made a significant entrepreneurial commitment to the management and success of the Portfolio, reflected by TFAI's expense limitation and fee waiver arrangement with the Portfolio, which may result in TFAI waiving a substantial amount of advisory fees for the benefit of shareholders.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

12

Great Companies–AmericaSM

SUPPLEMENTAL INFORMATION (unaudited)
RESULTS OF SHAREHOLDER PROXY

At a special meeting of shareholders held on April 19, 2005, the results of the Proposals were as follows:

Proposal 1:  Approval of an Agreement and Plan of Reorganization pursuant to which AEGON/Transamerica Series Fund, Inc. will reorganize as a Delaware statutory trust.

For	Against	Abstentions/Broker Non-Votes
27,613,750.874	1,012,826.155	1,223,111.014

Proposal 2:  Approval of changes to the fundamental investment restrictions of Great Companies–AmericaSM as follows:

A. Diversification	For	Against	Abstentions/Broker Non-Votes
	28,223,598.436	1,598,497.859	27,591.748
B. Borrowing	For	Against	Abstentions/Broker Non-Votes
	28,174,705.605	1,647,390.690	27,591.748
C. Senior Securities	For	Against	Abstentions/Broker Non-Votes
	28,231,008.352	1,591,087.943	27,591.748
D. Underwriting Securities	For	Against	Abstentions/Broker Non-Votes
	28,212,282.537	1,609,813.758	27,591.748
E. Real Estate	For	Against	Abstentions/Broker Non-Votes
	28,217,740.695	1,604,355.600	27,591.748
F. Making Loans	For	Against	Abstentions/Broker Non-Votes
	28,140,429.170	1,681,667.125	27,591.748
G. Concentration	For	Against	Abstentions/Broker Non-Votes
	28,204,923.431	1,617,172.864	27,591.748
H. Commodities	For	Against	Abstentions/Broker Non-Votes
	28,168,785.552	1,653,310.743	27,591.748

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

13

Great Companies–TechnologySM

UNDERSTANDING YOUR FUND'S EXPENSES
(unaudited)

SHAREHOLDER EXPENSES

The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at January 1, 2005 and held for the entire period until June 30, 2005.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, note that the expenses shown in the table are meant to highlight your ongoing costs and do not reflect any transaction costs.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period (a)
Initial Class
Actual	$1,000.00	$909.10	0.86%	$4.07
Hypothetical (b)	1,000.00	1,020.53	0.86	4.31
Service Class
Actual	1,000.00	908.70	1.11	5.25
Hypothetical (b)	1,000.00	1,019.29	1.11	5.56

(a)  Expenses are calculated using each Fund's annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by number of days in the period (181 days), and divided by the number of days in the year (365 days).

(b)  5% return per year before expenses.

GRAPHICAL PRESENTATION OF SCHEDULE OF INVESTMENTS
By Industry
At June 30, 2005

This chart shows the percentage breakdown by industry of the Fund's total investment securities.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

1

Great Companies–TechnologySM

SCHEDULE OF INVESTMENTS
At June 30, 2005
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
COMMON STOCKS (94.5%)
Business Services (7.0%)
First Data Corp.	309,117	$12,408
Communications Equipment (4.6%)
Motorola, Inc.	11,800	215
QUALCOMM, Inc.	241,160	7,961
Computer & Data Processing Services (13.1%)
Electronic Arts, Inc. (a)(b)	135,000	7,642
Microsoft Corp.	593,600	14,745
SAP AG, ADR	8,300	359
VeriSign, Inc. (a)	13,600	391
Computer & Office Equipment (31.3%)
Cisco Systems, Inc. (a)	656,240	12,541
Dell, Inc. (a)	219,400	8,668
Diebold, Inc.	169,060	7,626
EMC Corp. (a)	765,400	10,494
Hewlett-Packard Co.	360,000	8,464
Logitech International SA, ADR (a)(b)	121,596	7,755
Electronic & Other Electric Equipment (0.3%)
Samsung Electronics Co., Ltd., GDR–144A (a)(b)	2,400	574
Electronic Components & Accessories (21.7%)
Analog Devices, Inc. (b)	231,200	8,626
Freescale Semiconductor, Inc.–Class B (a)	1,302	28
Intel Corp. (b)	298,576	7,781
Linear Technology Corp. (b)	217,100	7,965
Texas Instruments, Inc.	250,000	7,017
Xilinx, Inc. (b)	275,400	7,023
Entertainment (4.9%)
International Game Technology	309,400	8,710
Industrial Machinery & Equipment (3.2%)
Applied Materials, Inc.	331,500	5,364
Lam Research Corp. (a)(b)	9,800	284
Management Services (0.2%)
Accenture, Ltd.–Class A (a)	13,300	302
Pharmaceuticals (8.2%)
Amgen, Inc. (a)	136,000	8,223
Amylin Pharmaceuticals, Inc. (a)(b)	7,700	161
Genzyme Corp. (a)	87,677	5,268
Gilead Sciences, Inc. (a)	5,000	220
Guilford Pharmaceuticals, Inc. (a)(b)	20,000	45
Invitrogen Corp. (a)	3,300	275
MedImmune, Inc. (a)	10,200	273
Total Common Stocks (cost: $162,135)		167,408

	Principal	Value
SECURITY LENDING COLLATERAL (17.6%)
Debt (15.5%)
Bank Notes (0.9%)
Bank of America
3.27%, due 07/18/2005 (c)	$301	$301
3.27%, due 08/30/2005 (c)	350	350
Bear Stearns & Co. 3.57%, due 09/08/2005 (c) 3.57%, due 12/06/2005 (c)	451 150	451 150
Credit Suisse First Boston Corp. 3.15%, due 09/09/2005 (c) 3.44%, due 03/10/2006 (c)	150 150	150 150
Certificates Of Deposit (0.3%)
Canadian Imperial Bank of Commerce 3.40%, due 11/04/2005 (c) 3.41%, due 05/18/2006 (c)	163 376	163 376
Commercial Paper (2.9%)
Compass Securitization–144A 3.27%, due 07/22/2005	261	261
Fairway Finance Corp.–144A 3.27%, due 07/28/2005	376	376
General Electric Capital Corp. 3.25%, due 07/08/2005	447	447
Grampian Funding LLC–144A 3.28%, due 07/13/2005	301	301
Greyhawk Funding LLC–144A 3.31%, due 08/09/2005	376	376
Jupiter Securitization Corp.–144A 3.28%, due 08/02/2005	749	749
Morgan Stanley Dean Witter & Co. 3.52%, due 12/07/2005 (c) 3.51%, due 12/09/2005 (c)	978 948	978 948
Park Avenue Receivables Corp.–144A 3.23%, due 07/20/2005	166	166
Preferred Receivables Corp.–144A 3.28%, due 07/08/2005	429	429
Ranger Funding Co LLC–144A 3.26%, due 07/07/2005	150	150
Euro Dollar Overnight (2.0%)
Bank of Montreal 3.01%, due 07/01/2005	693	693
BNP Paribas 3.00%, due 07/01/2005	409	409
Calyon 3.09%, due 07/01/2005 3.31%, due 07/01/2005	363 376	363 376

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

2

Great Companies–TechnologySM

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2005
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
Euro Dollar Overnight (continued)
Fortis Bank
3.11%, due 07/05/2005	$51	$51
3.27%, due 07/07/2005	376	376
National Australia Bank 3.38%, due 07/01/2005 3.26%, due 07/06/2005	752 69	752 69
Rabobank Nederland 3.35%, due 07/01/2005	376	376
Euro Dollar Terms (4.6%)
ABN Amro Bank NV 3.25%, due 08/05/2005	301	301
Bank of Nova Scotia 3.11%, due 07/11/2005 3.16%, due 07/15/2005	525 376	525 376
Barclays 3.16%, due 07/14/2005 3.25%, due 07/27/2005	226 451	226 451
Citigroup 3.09%, due 07/22/2005	271	271
Dexia Group 3.21%, due 07/20/2005 3.24%, due 07/21/2005	301 237	301 237
First Tennessee National Corp. 3.22%, due 08/09/2005	75	75
Fortis Bank 3.25%, due 08/04/2005	8	8
HBOS Halifax Bank of Scotland 3.15%, due 08/08/2005	150	150
Nordea Bank Finland PLC (NY Branch) 3.24%, due 08/03/2005	301	301
Rabobank Nederland 3.25%, due 08/08/2005	376	376
Royal Bank of Canada 3.25%, due 08/05/2005	361	361
Royal Bank of Scotland 3.29%, due 07/12/2005 3.25%, due 08/04/2005 3.31%, due 08/09/2005	1,128 301 468	1,128 301 468
Societe Generale 3.28%, due 08/01/2005	737	737
The Bank of the West 3.27%, due 07/27/2005	49	49
Toronto Dominion Bank 3.25%, due 08/02/2005	451	451
Wells Fargo & Co. 3.27%, due 07/21/2005 3.27%, due 08/01/2005	611 527	611 527

	Principal	Value
Promissory Notes (0.0%)
Goldman Sachs Group Inc. 3.32%, due 12/28/2005	$60	$60
Repurchase Agreements (4.8%) (d)
Credit Suisse First Boston Corp. 3.48%, Repurchase Agreement dated 06/30/2005 to be repurchased at $1,855 on 07/01/2005	1,854	1,854
Goldman Sachs Group, Inc. (The) 3.48%, Repurchase Agreement dated 06/30/2005 to be repurchased at $3,697 on 07/01/2005	3,697	3,697
Lehman Brothers, Inc. 3.48%, Repurchase Agreement dated 06/30/2005 to be repurchased at $150 on 07/01/2005	150	150
Merrill Lynch & Co., Inc 3.48%, Repurchase Agreement dated 06/30/2005 to be repurchased at $1,641 on 07/01/2005	1,640	1,641
Morgan Stanley Dean Witter & Co. 3.54%, Repurchase Agreement dated 06/30/2005 to be repurchased at $1,128 on 07/01/2005	1,128	1,128
	Shares	Value
Investment Companies (2.1%)
Money Market Funds (2.1%)
American Beacon Funds 1-day yield of 3.18%	402,536	$403
Barclays Global Investors Institutional Money Market Fund 1-day yield of 3.25%	1,650,201	1,650
Goldman Sachs Financial Square Prime Obligations Fund 1-day yield of 3.08%	24,449	24
Merrimac Cash Fund, Premium Class 1-day yield of 3.04% (e)	1,544,492	1,545
Total Security Lending Collateral (cost: $31,120)		31,120
Total Investment Securities (cost: $193,255)		$198,528

SUMMARY:

Investments, at value	112.1%	198,528
Liabilities in excess of other assets	(12.1)%	(21,408)
Net assets	100.0%	$177,120

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

3

Great Companies–TechnologySM

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2005
(all amounts except share amounts in thousands)
(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

(a)  No dividends were paid during the preceding twelve months.

(b)  At June 30, 2005, all or a portion of this security is on loan (see Note 1). The value at June 30, 2005, of all securities on loan is $30,068.

(c)  Floating or variable rate note. Rate is listed as of June 30, 2005.

(d)  Cash collateral for the Repurchase Agreements, valued at $8,640, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00%–10.325% and 9/15/2005–12/31/2049, respectively.

(e)  Regulated investment company advised by Investors Bank and Trust Co. ("IBT"). IBT is also the accounting, custody and lending agent for the Fund.

DEFINITIONS:

144A  144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2005, these securities aggregated $3,382 or 1.9% of the net assets of the Fund.

ADR  American Depositary Receipt

GDR  Global Depositary Receipt

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

4

Great Companies–TechnologySM

STATEMENT OF ASSETS AND LIABILITIES
At June 30, 2005
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
Investment securities, at value (cost: $193,255) (including securities loaned of $30,068)	$198,528
Cash	10,838
Foreign cash (cost: $27)	29
Receivables:
Shares sold	208
Interest	18
Dividends	48
209,669
Liabilities:
Investment securities purchased	1,285
Accounts payable and accrued liabilities:
Shares redeemed	13
Management and advisory fees	120
Payable for collateral for securities on loan	31,120
Other	11
32,549
Net Assets	$177,120
Net Assets Consist of:
Capital stock, 150,000 shares authorized ($.01 par value)	$454
Additional paid-in capital	175,106
Undistributed net investment income (loss)	558
Accumulated net realized gain (loss) from investment securities and foreign currency transactions	(4,273)
Net unrealized appreciation (depreciation) on: Investment securities	5,273
Translation of assets and liabilites denominated in foreign currencies	2
Net Assets	$177,120
Net Assets by Class:
Initial Class	$174,986
Service Class	2,134
Shares Outstanding:
Initial Class	44,820
Service Class	550
Net Asset Value and Offering Price Per Share:
Initial Class	$3.90
Service Class	3.88

STATEMENT OF OPERATIONS
For the period ended June 30, 2005
(all amounts in thousands)
(unaudited)

Investment Income:
Interest	$80
Dividends	470
Income from loaned securities–net	8
Less withholding taxes on foreign dividends	(1)
557
Expenses:
Management and advisory fees	736
Printing and shareholder reports	16
Custody fees	10
Administration fees	18
Legal fees	1
Audit fees	9
Trustees fees	3
Other	1
Service fees:
Service Class	3
Total expenses	797
Net Investment Income (Loss)	(240)
Net Realized and Unrealized Gain (Loss):
Realized Gain (Loss) from investment securities	10,308
Increase (decrease) in unrealized appreciation (depreciation) on investment securities	(28,809)
Net Gain (Loss) on Investment Securities	(18,501)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(18,741)

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

5

Great Companies–TechnologySM

STATEMENTS OF CHANGES IN NET ASSETS
For the period or year ended
(all amounts in thousands)

	June 30, 2005 (unaudited)	December 31, 2004
Increase (Decrease) in Net Assets From:
Operations:
Net investment income (loss)	$(240)	$815
Net realized gain (loss) from investment securities	10,308	17,462
Net unrealized appreciation (depreciation) on investment securities	(28,809)	(1,984)
	(18,741)	16,293
Capital Share Transactions:
Proceeds from shares sold:
Initial Class	4,437	38,677
Service Class	505	1,812
	4,942	40,489
Proceeds from fund acquisition:
Initial Class	–	20,928
Service Class	–	518
	–	21,446
Cost of shares redeemed:
Initial Class	(19,982)	(79,849)
Service Class	(472)	(910)
	(20,454)	(80,759)
	(15,512)	(18,824)
Net increase (decrease) in net assets	(34,253)	(2,531)
Net Assets:
Beginning of period	211,373	213,904
End of period	$177,120	$211,373
Undistributed Net Investment Income (Loss)	$558	$798

	June 30, 2005 (unaudited)	December 31, 2004
Share Activity:
Shares issued:
Initial Class	1,118	9,543
Service Class	127	449
	1,245	9,992
Shares issued on fund acquisition:
Initial Class	–	5,341
Service Class	–	132
	–	5,473
Shares redeemed:
Initial Class	(4,998)	(19,820)
Service Class	(121)	(224)
	(5,119)	(20,044)
Net increase (decrease) in shares outstanding:
Initial Class	(3,880)	(4,936)
Service Class	6	357
	(3,874)	(4,579)

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

6

Great Companies–TechnologySM

FINANCIAL HIGHLIGHTS
(unaudited for the period ended June 30, 2005)

		For a share outstanding throughout each period (a)
		Net Asset	Investment Operations			Distributions			Net Asset
	For the Period Ended (b)	Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total Operations	From Net Investment Income	From Net Realized Gains	Total Distributions	Value, End of Period
Initial Class	6/30/2005	$4.29	$(0.01)	$(0.38)	$(0.39)	$–	$–	$–	$3.90
	12/31/2004	3.97	0.02	0.30	0.32	–	–	–	4.29
	12/31/2003	2.63	(0.02)	1.36	1.34	–	–	–	3.97
	12/31/2002	4.25	(0.03)	(1.59)	(1.62)	–	–	–	2.63
	12/31/2001	6.74	(0.03)	(2.46)	(2.49)	–	–	–	4.25
	12/31/2000	10.00	(0.01)	(3.25)	(3.26)	–	–	–	6.74
Service Class	6/30/2005	4.28	(0.01)	(0.39)	(0.40)	–	–	–	3.88
	12/31/2004	3.97	0.02	0.29	0.31	–	–	–	4.28
	12/31/2003	3.00	(0.02)	0.99	0.97	–	–	–	3.97

			Ratios/Supplemental Data
	For the Period	Total	Net Assets, End of Period	Ratio of Expenses to Average Net Assets (f)		Net Investment Income (Loss) to Average	Portfolio Turnover
	Ended (b)	Return (c)(g)	(000's)	Net (d)	Total (e)	Net Assets (f)	Rate (g)
Initial Class	6/30/2005	(9.09)%	$174,986	0.86%	0.86%	(0.26)%	37%
	12/31/2004	8.06	209,049	0.85	0.85	0.38	35
	12/31/2003	50.95	213,164	0.87	0.87	(0.57)	40
	12/31/2002	(38.12)	53,434	1.00	1.01	(0.79)	86
	12/31/2001	(36.94)	56,885	0.99	0.99	(0.66)	75
	12/31/2000	(32.60)	24,159	1.00	1.05	(0.16)	48
Service Class	6/30/2005	(9.13)	2,134	1.11	1.11	(0.51)	37
	12/31/2004	7.56	2,324	1.15	1.15	0.48	35
	12/31/2003	32.33	740	1.12	1.12	(0.83)	40

NOTES TO FINANCIAL HIGHLIGHTS

(a)  Per share information is calculated based on average number of shares outstanding.

(b)  Great Companies–TechnologySM (the "Fund") commenced operations on:

Initial Class – May 1, 2000
  Service Class – May 1, 2003

(c)  Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.

(d)  Ratio of Net Expenses to Average Net Assets is net of fee waivers and reimbursements by the investment adviser, if any (see note 2).

(e)  Ratio of Total Expenses to Average Net Assets includes all expenses before fee waivers and reimbursements by the investment adviser.

(f)  Annualized.

(g)  Not annualized for periods of less than one year.

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

7

Great Companies–TechnologySM

NOTES TO FINANCIAL STATEMENTS
At June 30, 2005
(all amounts in thousands)
(unaudited)

NOTE 1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The AEGON/Transamerica Series Trust ("ATST") is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. ATST serves as a funding vehicle for variable life insurance, variable annuity and group annuity products. Great Companies–TechnologySM ("the Fund"), part of ATST, began operations on May 1, 2000. The Fund is "non-diversified" under the 1940 Act.

Effective May 1, 2005, AEGON/Transamerica Series Fund, Inc. changed its name to AEGON/Transamerica Series Trust.

On May 3, 2004, the Fund acquired all the net assets of BlackRock Global Science & Technology Opportunities pursuant to a plan of reorganization approved by shareholders of BlackRock Global Science & Technology Opportunities. The Fund is the accounting survivor. The acquisition was accomplished by a tax-free exchange of 5,473 shares of the Fund for the 2,595 shares of BlackRock Global Science & Technology Opportunities outstanding on April 30, 2004. The aggregate net assets of the Fund immediately before the acquisition was $203,055. BlackRock Global Science & Technology Opportunities' net assets at that date of $21,446, including $628 of unrealized depreciation, were combined with those of the Fund, resulting in combined net assets of $224,501.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties, which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

See the Prospectus and Statement of Additional Information for a description of the Fund's investment objective.

In preparing the Fund's financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP"), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following policies were consistently followed by the Fund, in accordance with GAAP.

Multiple class operations and expenses: The Fund currently offers two classes of shares, an Initial Class and a Service Class. Income, non-class specific expenses and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

Pricing of shares: The Fund prices its shares on the basis of the net asset value of each class of shares of the Fund, which is determined as of the close of the New York Stock Exchange ("NYSE") (generally 4:00 p.m. Eastern Time) on each day on which the NYSE is open for trading.

Security valuations: Fund investments traded on an exchange are valued at the closing price on the day of valuation on the exchange where the security is principally traded. With respect to securities traded on the NASDAQ/NMS, such closing price may be the last reported sales price or the NASDAQ official closing price.

Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last quoted bid price.

Debt securities are valued by independent pricing services at the last quoted bid price; however, those that mature in sixty days or less are valued at amortized cost, which approximates market.

Investment company securities are valued at net asset value of the underlying portfolio.

Other securities for which quotations are not readily available are valued at fair market value as determined in good faith using guidelines established by and under the supervision of the Board of Trustees, and the Fund's Valuation Committee. These guidelines may include: the type of security; any restrictions on its resale; financial or business news of the issuer; similar or related securities that are actively trading; related corporate actions; and other significant events occurring after the close of trading in the security.

Cash: The Fund may leave cash overnight in its cash account with the custodian, Investors Bank & Trust Company ("IBT"). IBT has been contracted on behalf of the Fund to invest the excess cash into a savings account, which at June 30, 2005, was paying an interest rate of 2.02%.

Throughout the six months, the Fund may have a cash overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate.

Repurchase agreements: The Fund is authorized to enter into repurchase agreements. The Fund, through IBT, receives delivery of the underlying securities, the value of which at the time of purchase is required to be an amount equal to at least 100% of the resale price. Repurchase agreements involve the risk that the seller will fail to repurchase the security, as agreed. In that case, the Fund will bear the risk of value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

8

Great Companies–TechnologySM

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2005
(all amounts in thousands)
(unaudited)

NOTE 1.–(continued)

Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, may place security transactions of the Fund with broker/dealers with which ATST has established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions paid by the Fund be used to pay expenses that would otherwise be borne by any other funds within ATST, or by any other party.

Recaptured commissions during the six months ended June 30, 2005, of $13 are included in net realized gains in the Statement of Operations.

Securities lending: The Fund may lend securities to enhance fund earnings from investing cash collateral in making such loans to qualified borrowers (typically broker/dealers). The Fund has engaged its custodian bank, IBT, as a lending agent to administer its securities lending program. IBT earned $4 of program income for its services. When the Fund makes a security loan, it receives cash collateral as protection against the risk that the borrower will default on the loan, and records an asset for the cash invested collateral and a liability for the return of the collateral.

Loans of securities are required to be secured by collateral at least equal to 102% of the value of the securities at inception of the loan, and not less then 100% thereafter. The Fund may invest cash collateral in short-term money market instruments including: U.S. Treasury Bills, U.S. agency obligations, commercial paper, money market mutual funds, repurchase agreements and other highly rated, liquid investments. During the life of securities loans, the collateral and securities loaned remain subject to fluctuation in value. IBT marks to market securities loaned and the collateral each business day. If additional collateral is due (at least $1), IBT collects additional cash collateral from the borrowers. Although securities loaned will be fully collateralized at all times, IBT may experience delays in, or may be prevented from, recovering the collateral on behalf of the Fund. The Fund may recall a loaned security position at any time from the borrower through IBT. In the event the borrower fails to timely return a recalled security, IBT may indemnify the Fund by purchasing replacement securities for the Fund at its own expense and claiming the collateral to fund such a purchase. IBT absorbs the loss if the collateral value is not sufficient to cover the cost of the replacement securities. If replacement securities are not available, IBT will credit the equivalent cash value to the Fund.

While a security is on loan, the Fund does not have the right to vote that security. However, if time permits, the Fund will attempt to recall a security on loan and vote the proxy.

Income from securities lending is included in the Statement of Operations. The amount of collateral and value of securities on loan are included in the Statement of Assets and Liabilities as well as in the Schedule of Investments.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Dividend distributions: Dividends and capital gains distributions are typically declared and reinvested annually and are generally paid and reinvested on the business day following the ex-date.

NOTE 2.  RELATED PARTY TRANSACTIONS

Transamerica Fund Advisors, Inc. ("TFAI") is the Fund's investment adviser. Transamerica Fund Services, Inc. ("TFS") is the Fund's administrator and transfer agent. AFSG Securities Corp. ("AFSG") is the Fund's distributor. AFSG is 100% owned by AUSA Holding Company ("AUSA"). TFAI is a directly owned subsidiary of Western Reserve Life Assurance Co. of Ohio ("WRL") (78%) and AUSA (22%). TFS is a wholly owned subsidiary of WRL (50%) and AUSA (50%). AUSA and WRL are wholly owned indirect subsidiaries of AEGON, NV, a Netherlands corporation.

Effective January 1, 2005 AEGON/Transamerica Fund Advisors, Inc. ("ATFA") was renamed Transamerica Fund Advisors, Inc. ("TFAI"); AEGON/Transamerica Fund Services, Inc. ("ATFS") and AEGON/Transamerica Investor Services, Inc. ("ATIS") merged into one entity and was renamed Transamerica Fund Services, Inc. ("TFS").

Great Companies, LLC is both an affiliate of the Fund and a sub-adviser to the Fund.

Certain officers and trustees of the Fund are also officers and/or trustees of TFAI, TFS, AFSG and WRL. No affiliated officer or trustee receives any compensation directly from the Fund.

The following schedule reflects the percentage of fund assets owned by affiliated mutual funds (i.e. through the asset allocation funds):

	Net Assets	% of Net Assets
Asset Allocation–Conservative Portfolio	$7,805	6.66%
Asset Allocation–Growth Portfolio	22,435	19.16%
Asset Allocation–Moderate Growth Portfolio	40,716	34.76%
Asset Allocation–Moderate Portfolio	31,294	26.72%
Total	$102,250	87.30%

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

9

Great Companies–TechnologySM

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2005
(all amounts in thousands)
(unaudited)

NOTE 2.–(continued)

Investment advisory fee: The Fund pays management fees to TFAI based on average daily net assets ("ANA") at the following rate:

0.80% of the first $500 million of ANA
0.70% of ANA over $500 million

TFAI has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

1.00% Expense Limit

If total fund expenses fall below the annual expense limitation agreement agreed to by the adviser within the succeeding three years, the Fund may be required to pay that adviser a portion or all of the waived advisory fees.

There are no amounts available for recapture at June 30, 2005.

Distribution and service fees: The Fund adopted a distribution plan ("Distribution Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. Pursuant to the Distribution Plan, ATST entered into a Distribution Agreement with AFSG effective May 1, 1999.

Under the Distribution Plan and Distribution Agreement on the Initial Class shares, AFSG, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund's shares, amounts equal to actual expenses associated with distributing the shares.

The Distribution Plan on the Service Class shares requires ATST to pay distribution fees to AFSG as compensation for its activities, not as reimbursement for specific expenses. The fee on the Service Class is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Fund is authorized under the 12b-1 plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%

AFSG has determined that it will not seek payment by the Fund of the distribution expenses incurred with respect to the Initial Class shares before April 30, 2006. Prior to AFSG seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Fund will pay fees relating to Service Class shares.

Administrative services: The Fund has entered into an agreement with TFS for financial and legal fund administration services, which includes such items as compliance, expenses, financial statements and other reporting, distributions, tax returns, prospectus preparation, board of trustees meeting support, transfer agency and other legal matters. The Fund pays TFS an annual fee of 0.02% of average net assets. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.

Deferred compensation plan: Each eligible Fund Trustee may elect participation in the Deferred Compensation Plan for Trustees of ATST ("the Plan"). Under the Plan, such Trustees may defer payment of a percentage of their total fees earned as a Fund Trustee. These deferred amounts may be invested in any portfolio of Transamerica IDEX Mutual Funds, an affiliate of the Fund. At June 30, 2005, the value of invested plan amounts was $8. Invested plan amounts and the total liability for deferred compensation to the Trustees under the Plan at June 30, 2005, are included in Net Assets in the accompanying Statement of Assets and Liabilities.

NOTE 3.  INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the six months ended June 30, 2005, were as follows:

Purchases of securities:
Long-Term excluding U.S. Government	$64,644
U.S. Government	–
Proceeds from maturities and sales of securities:
Long-Term excluding U.S. Government	80,025
U.S. Government	–

NOTE 4.  FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments for items including, but not limited to, wash sales, net operating losses and capital loss carryforwards.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

10

Great Companies–TechnologySM

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2005
(all amounts in thousands)
(unaudited)

NOTE 4.–(continued)

The capital loss carryforward is available to offset future realized capital gains through the periods listed:

Capital Loss Carryforward	Available through
$12,540	December 31, 2011

The aggregate cost of investments and composition of unrealized appreciation (depreciation) for federal income tax purposes as of June 30, 2005, are as follows:

Federal Tax Cost Basis	$194,426
Unrealized Appreciation	$9,719
Unrealized (Depreciation)	(5,617)
Net Unrealized Appreciation (Depreciation)	$4,102

NOTE 5.  REGULATORY PROCEEDINGS

There continues to be significant federal and state regulatory activity relating to financial services companies, particularly mutual fund companies and their investment advisers. As part of an ongoing investigation regarding potential market timing, recordkeeping and trading compliance issues and matters affecting the Fund's investment adviser, TFAI, and certain employees and affiliates of TFAI, the SEC staff has indicated that it is likely to take some action against TFAI and certain of its affiliates at the conclusion of the investigation. The potential timing and the scope of any such action is difficult to predict. Although the impact of any action brought against TFAI and/or its affiliates is difficult to assess at the present time, the Fund currently believes that the likelihood that any such action will have a material adverse impact on it is remote. It is important to note that the Fund is not aware of any allegation of wrongdoing against it and its Board at the time this semiannual report is printed. Although it is not anticipated that these developments will have an adverse impact on the Fund, there can be no assurance at this time. TFAI and its affiliates are actively working with the SEC in regard to this matter; however, the exact resolution cannot be determined at this time. TFAI will take such actions that it deems necessary or appropriate to continue providing management services to the Fund and to bring all matters to an appropriate conclusion. TFAI and/or its affiliates, and not the Fund, will bear the costs regarding these regulatory matters.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

11

Great Companies–TechnologySM

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS – REVIEW AND RENEWAL (unaudited)

At a meeting of the Board of Trustees of AEGON/Transamerica Series Trust ("ATST") held on October 6, 2004, the Board considered and approved the renewal for a one-year period of the Investment Advisory Agreement between Great Companies–TechnologySM (the "Portfolio") and Transamerica Fund Advisors, Inc. ("TFAI") as well as the Investment Sub-Advisory Agreement of the Portfolio between TFAI and Great Companies, LLC (the
"Sub-Adviser"). In approving the renewal of these agreements, the Board concluded that the Investment Advisory and Investment Sub-Advisory Agreements enable shareholders of the Portfolio to obtain high quality services at a cost that is appropriate, reasonable, and in the best interests of shareholders based upon the following determinations, among others:

The nature, extent and quality of the advisory service to be provided. The Board considered the nature and quality of the services provided by TFAI and the Sub-Adviser to the Portfolio in the past, as well as the services anticipated to be provided in the future. The Board concluded that TFAI and the Sub-Adviser are capable of providing high quality services to the Portfolio, as indicated by TFAI's management capabilities demonstrated with respect to the Portfolio and other portfolios managed by TFAI, TFAI's management oversight process, the professional qualifications and experience of the Sub-Adviser's portfolio management team, and the Portfolio's strong investment performance. The Board also concluded that TFAI and the Sub-Adviser would provide the same quality and quantity of investment management and related services as before, that these services are appropriate in scope and extent in light of the Portfolio's operations, the competitive landscape of the investment company business and investor needs, and that TFAI's and the Sub-Adviser's obligations will remain the same in all respects.

The investment performance of the Portfolio. The Board concluded, based in particular on information provided by Lipper Analytics, that the Portfolio's investment performance was competitive or superior relative to comparable portfolios over trailing one-, two- and three-year periods and to the Portfolio's benchmark index over the past year. On the basis of the Trustees' assessment of the nature, extent and quality of investment advisory and related services to be provided or procured by TFAI and the Sub-Adviser, the Trustees concluded that TFAI and the Sub-Adviser were capable of generating a level of long-term investment performance that is appropriate in light of the Portfolio's investment objective, policies and strategies and competitive with many other investment companies.

The cost of advisory services provided and the level of profitability. On the basis of the Board's review of the fees to be charged by TFAI and the Sub-Adviser for investment advisory and related services, TFAI's financial statements, the fees paid by TFAI to the Sub-Adviser, TFAI's estimated net management income resulting from its management of the Portfolio, the estimated profitability of TFAI's relationships with the Portfolio and ATST, and the estimated profitability of the Sub-Adviser's relationship with the Portfolio, the Board concluded that the level of investment advisory fees and the profitability is appropriate in light of the services provided, the management fees and overall expense ratios of comparable investment companies, and the anticipated profitability of the relationship between the Portfolio, TFAI and the Sub-Adviser. Further, on the basis of comparative information supplied by Lipper Analytics, the Board determined that the advisory fees and estimated overall expense ratio of the Portfolio were consistent with industry averages.

The extent to which economies of scale would be realized as the Portfolio grows and whether fee levels reflect these economies of scale for the benefit of Portfolio investors. The Trustees concluded that inclusion of asset-based breakpoints in the Portfolio's advisory fee schedule appropriately benefited investors by realizing economies of scale in the form of a lower advisory fee rate as the level of Portfolio assets increases. The Board also concluded that the advisory fees appropriately reflect the Portfolio's current size, the current economic environment for TFAI, and the competitive nature of the investment company market. In addition, the Board noted that it will have the opportunity to periodically re-examine whether the Portfolio has achieved economies of scale, as well as the appropriateness of advisory fees payable to TFAI and the Sub-Adviser, in the future.

Benefits (such as soft dollars) to TFAI or the Sub-Adviser from its relationship with the Portfolio. The Board concluded that other benefits derived by TFAI or the Sub-Adviser from its relationship with the Portfolio are reasonable and fair, and are consistent with industry practice and the best interests of the Portfolio and its shareholders. In this regard, the Board noted that TFAI does not realize "soft dollar" benefits from its relationship with the Portfolio, and that the Sub-Adviser is participating in a brokerage program pursuant to which a portion of brokerage commissions paid by the Portfolio is recaptured for the benefit of the Portfolio and its shareholders, thus limiting the amount of "soft-dollar" arrangements the Sub-Adviser may engage in with respect to the Portfolio's brokerage transactions.

Other considerations. The Board also determined that TFAI had made a substantial commitment to the recruitment and retention of high quality personnel, and maintained the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and its shareholders. The Trustees also concluded that TFAI had made a significant entrepreneurial commitment to the management and success of the Portfolio, reflected by TFAI's expense limitation and fee waiver arrangement with the Portfolio, which may result in TFAI waiving a substantial amount of advisory fees for the benefit of shareholders.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

12

Great Companies–TechnologySM

SUPPLEMENTAL INFORMATION (unaudited)
RESULTS OF SHAREHOLDER PROXY

At a special meeting of shareholders held on April 19, 2005, the results of the Proposals were as follows:

Proposal 1:  Approval of an Agreement and Plan of Reorganization pursuant to which AEGON/Transamerica Series Fund, Inc. will reorganize as a Delaware statutory trust.

For	Against	Abstentions/Broker Non-Votes
20,936,825.078	769,248.015	842,343.699

Proposal 2:  Approval of changes to the fundamental investment restrictions of Great Companies–TechnologySM as follows:

A. Diversification	For	Against	Abstentions/Broker Non-Votes
	21,818,982.907	729,433.885	0
B. Borrowing	For	Against	Abstentions/Broker Non-Votes
	21,593,963.555	954,453.237	0
C. Senior Securities	For	Against	Abstentions/Broker Non-Votes
	21,687,769.722	860,647.070	0
D. Underwriting Securities	For	Against	Abstentions/Broker Non-Votes
	21,800,608.285	747,808.507	0
E. Real Estate	For	Against	Abstentions/Broker Non-Votes
	21,734,221.483	814,195.309	0
F. Making Loans	For	Against	Abstentions/Broker Non-Votes
	21,475,546.177	1,072,870.615	0
G. Concentration	For	Against	Abstentions/Broker Non-Votes
	21,723,502.739	824,914.053	0
H. Commodities	For	Against	Abstentions/Broker Non-Votes
	21,541,952.506	1,006,464.286	0

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

13

Janus Growth

UNDERSTANDING YOUR FUND'S EXPENSES (unaudited)

SHAREHOLDER EXPENSES

The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at January 1, 2005 and held for the entire period until June 30, 2005.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, note that the expenses shown in the table are meant to highlight your ongoing costs and do not reflect any transaction costs.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period (a)
Initial Class
Actual	$1,000.00	$993.40	0.85%	$4.20
Hypothetical (b)	1,000.00	1,020.58	0.85	4.26
Service Class
Actual	1,000.00	992.20	1.10	5.43
Hypothetical (b)	1,000.00	1,019.34	1.10	5.51

(a)  Expenses are calculated using each Fund's annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by number of days in the period (181 days), and divided by the number of days in the year (365 days).

(b)  5% return per year before expenses.

GRAPHICAL PRESENTATION OF SCHEDULE OF INVESTMENTS
By Sector
At June 30, 2005

This chart shows the percentage breakdown by sector of the Fund's total investment securities.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

1

Janus Growth

SCHEDULE OF INVESTMENTS
At June 30, 2005
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
COMMON STOCKS (95.7%)
Amusement & Recreation Services (2.3%)
Harrah's Entertainment, Inc.	509,880	$36,747
Apparel & Accessory Stores (1.3%)
Kohl's Corp. (a)	381,430	21,326
Business Services (3.7%)
Clear Channel Communications, Inc.	1,644,645	50,869
eBay, Inc. (a)	222,765	7,353
Chemicals & Allied Products (1.6%)
Procter & Gamble Co.	494,505	26,085
Commercial Banks (1.3%)
Citigroup, Inc.	459,360	21,236
Communication (4.3%)
Liberty Media Corp.–Class A (a)	5,327,012	54,282
XM Satellite Radio Holdings, Inc.–Class A (a)(b)	402,350	13,543
Communications Equipment (2.5%)
Research In Motion, Ltd. (a)(b)	542,365	39,999
Computer & Data Processing Services (11.4%)
Amdocs, Ltd. (a)	715,925	18,922
Check Point Software Technologies, Ltd. (a)	791,970	15,681
Checkfree Corp. (a)(b)	286,770	9,767
NAVTEQ Corp. (a)	800,850	29,776
Yahoo!, Inc. (a)	3,084,030	106,862
Computer & Office Equipment (0.8%)
Cisco Systems, Inc. (a)	665,755	12,723
Construction (1.5%)
Pulte Homes, Inc. (b)	285,630	24,064
Electronic & Other Electric Equipment (3.4%)
General Electric Co.	1,080,140	37,427
Harman International Industries, Inc. (b)	200,725	16,331
Electronic Components & Accessories (3.9%)
Intel Corp.	1,480,015	38,569
Maxim Integrated Products, Inc.	598,611	22,873
Food Stores (1.1%)
Safeway, Inc. (b)	746,885	16,872
Furniture & Fixtures (2.9%)
Kinetic Concepts, Inc. (a)	775,070	46,504
Hotels & Other Lodging Places (5.9%)
Four Seasons Hotels, Inc. (b)	107,475	7,104
Marriott International, Inc.–Class A (b)	555,420	37,891
Starwood Hotels & Resorts Worldwide, Inc.	839,845	49,190

	Shares	Value
Instruments & Related Products (1.9%)
Alcon, Inc. (b)	273,925	$29,954
Insurance (9.0%)
Aetna, Inc.	465,720	38,571
UnitedHealth Group, Inc.	1,988,430	103,677
Lumber & Other Building Materials (1.8%)
Lowe's Cos., Inc. (b)	477,760	27,815
Medical Instruments & Supplies (9.3%)
Medtronic, Inc.	1,790,760	92,743
Synthes, Inc.	287,210	31,544
Varian Medical Systems, Inc. (a)(b)	627,580	23,428
Oil & Gas Extraction (1.1%)
GlobalSantaFe Corp.	100,765	4,111
Schlumberger, Ltd.	165,165	12,543
Personal Credit Institutions (1.2%)
SLM Corp.	385,195	19,568
Petroleum Refining (1.7%)
Amerada Hess Corp. (b)	258,350	27,517
Pharmaceuticals (10.9%)
Celgene Corp. (a)(b)	1,382,370	56,359
Genentech, Inc. (a)	555,445	44,591
Roche Holding AG-Genusschein	543,508	68,814
Teva Pharmaceutical Industries, Ltd., ADR	128,890	4,014
Radio & Television Broadcasting (1.5%)
IAC/InterActive Corp. (a)(b)	965,455	23,219
Retail Trade (2.6%)
Staples, Inc.	1,928,017	41,105
Telecommunications (1.8%)
Nextel Partners, Inc.–Class A (a)(b)	1,159,535	29,185
Water Transportation (5.0%)
Carnival Corp.	509,430	27,789
Royal Caribbean Cruises, Ltd. (b)	1,054,420	50,992
Total Common Stocks (cost: $1,195,620)		1,519,535
	Principal	Value
SECURITY LENDING COLLATERAL (17.4%)
Debt (15.4%)
Bank Notes (0.9%)
Bank of America
3.27%, due 07/18/2005 (c)	$2,664	$2,664
3.27%, due 08/30/2005 (c)	3,104	3,104
Bear Stearns & Co. 3.57%, due 09/08/2005 (c) 3.57%, due 12/06/2005 (c)	3,996 1,332	3,996 1,332

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

2

Janus Growth

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2005
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
Bank Notes (continued)
Credit Suisse First Boston Corp.
3.15%, due 09/09/2005 (c)	$1,332	$1,332
3.44%, due 03/10/2006 (c)	1,332	1,332
Certificates Of Deposit (0.3%)
Canadian Imperial Bank of Commerce 3.40%, due 11/04/2005 (c) 3.41%, due 05/18/2006 (c)	1,447 3,330	1,447 3,330
Commercial Paper (2.9%)
Compass Securitization–144A 3.27%, due 07/22/2005	2,310	2,310
Fairway Finance Corp.–144A 3.27%, due 07/28/2005	3,330	3,330
General Electric Capital Corp. 3.25%, due 07/08/2005	3,956	3,956
Grampian Funding LLC–144A 3.28%, due 07/13/2005	2,664	2,664
Greyhawk Funding LLC–144A 3.31%, due 08/09/2005	3,330	3,330
Jupiter Securitization Corp.–144A 3.28%, due 08/02/2005	6,636	6,636
Morgan Stanley Dean Witter & Co. 3.52%, due 12/07/2005 (c)	8,658	8,658
3.51%, due 12/09/2005 (c)	8,392	8,392
Park Avenue Receivables Corp.–144A 3.23%, due 07/20/2005	1,471	1,471
Preferred Receivables Corp.–144A 3.28%, due 07/08/2005	3,796	3,796
Ranger Funding Co LLC–144A 3.26%, due 07/07/2005	1,332	1,332
Euro Dollar Overnight (2.0%)
Bank of Montreal 3.01%, due 07/01/2005	6,140	6,140
BNP Paribas 3.00%, due 07/01/2005	3,625	3,625
Calyon 3.09%, due 07/01/2005 3.31%, due 07/01/2005	3,215 3,330	3,215 3,330
Fortis Bank 3.11%, due 07/05/2005 3.27%, due 07/07/2005	453 3,330	453 3,330
National Australia Bank 3.38%, due 07/01/2005 3.26%, due 07/06/2005	6,660 612	6,660 612
Rabobank Nederland 3.35%, due 07/01/2005	3,330	3,330

	Principal	Value
Euro Dollar Terms (4.6%)
ABN Amro Bank NV 3.25%, due 08/05/2005	$2,664	$2,664
Bank of Nova Scotia 3.11%, due 07/11/2005 3.16%, due 07/15/2005	4,649 3,330	4,649 3,330
Barclays 3.16%, due 07/14/2005 3.25%, due 07/27/2005	1,998 3,996	1,998 3,996
Citigroup 3.09%, due 07/22/2005	2,398	2,398
Dexia Group 3.21%, due 07/20/2005 3.24%, due 07/21/2005	2,664 2,098	2,664 2,098
First Tennessee National Corp. 3.22%, due 08/09/2005	666	666
Fortis Bank 3.25%, due 08/04/2005	67	67
HBOS Halifax Bank of Scotland 3.15%, due 08/08/2005	1,332	1,332
Nordea Bank Finland PLC (NY Branch) 3.24%, due 08/03/2005	2,664	2,664
Rabobank Nederland 3.25%, due 08/08/2005	3,330	3,330
Royal Bank of Canada 3.25%, due 08/05/2005	3,197	3,197
Royal Bank of Scotland 3.29%, due 07/12/2005 3.25%, due 08/04/2005 3.31%, due 08/09/2005	9,990 2,664 4,141	9,990 2,664 4,141
Societe Generale 3.28%, due 08/01/2005	6,527	6,527
The Bank of the West 3.27%, due 07/27/2005	432	432
Toronto Dominion Bank 3.25%, due 08/02/2005	3,996	3,996
Wells Fargo & Co. 3.27%, due 07/21/2005 3.27%, due 08/01/2005	5,414 4,663	5,414 4,663
Promissory Notes (0.0%)
Goldman Sachs Group Inc. 3.32%, due 12/28/2005	533	533

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

3

Janus Growth

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2005
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
Repurchase Agreements (4.7%) (d)
Credit Suisse First Boston Corp. 3.48%, Repurchase Agreement dated 06/30/2005 to be repurchased at $16,425 on 07/01/2005	$16,423	$16,423
Goldman Sachs Group, Inc. (The) 3.48%, Repurchase Agreement dated 06/30/2005 to be repurchased at $32,746 on 07/01/2005	32,743	32,743
Lehman Brothers, Inc. 3.48%, Repurchase Agreement dated 06/30/2005 to be repurchased at $1,332 on 07/01/2005	1,332	1,332
Merrill Lynch & Co. 3.48%, Repurchase Agreement dated 06/30/2005 to be repurchased at $14,530 on 07/01/2005	14,529	14,529
Morgan Stanley Dean Witter & Co. 3.54%, Repurchase Agreement dated 06/30/2005 to be repurchased at $9,991 on 07/01/2005	9,990	9,990
	Shares	Value
Investment Companies (2.0%)
Money Market Funds (2.0%)
American Beacon Funds 1-day yield of 3.18%	3,565,078	$3,565
Barclays Global Investors Institutional Money Market Fund 1-day yield of 3.25%	14,615,060	14,615
Goldman Sachs Financial Square Prime Obligations Fund 1-day yield of 3.08%	216,535	217
Merrimac Cash Fund, Premium Class 1-day yield of 3.04% (e)	13,678,845	13,679
Total Security Lending Collateral (cost: $275,613)		275,613
Total Investment Securities (cost: $1,471,233)		$1,795,148

SUMMARY:
Investments, at value	113.1%	$1,795,148
Liabilities in excess of other assets	(13.1)%	(207,984)
Net assets	100.0%	$1,587,164
FORWARD FOREIGN CURRENCY CONTRACTS:

Currency	Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
Swiss Franc	(17,800)	7/15/2005	$(13,905)	$646
Swiss Franc	(21,000)	7/15/2005	(16,404)	1,504
Swiss Franc	(17,700)	7/15/2005	(13,826)	990
			$(44,135)	$3,140

NOTES TO SCHEDULE OF INVESTMENTS:

(a)  No dividends were paid during the preceding twelve months.

(b)  At June 30, 2005, all or a portion of this security is on loan (see Note 1). The value at June 30, 2005, of all securities on loan is $265,540.

(c)  Floating or variable rate note. Rate is listed as of June 30, 2005.

(d)  Cash collateral for the Repurchase Agreements, valued at $76,517, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00%–10.325% and 9/15/2005–12/31/2049, respectively.

(e)  Regulated investment company advised by Investors Bank and Trust Co. ("IBT"). IBT is also the accounting, custody and lending agent for the Fund.

DEFINITIONS:

144A  144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2005, these securities aggregated $24,869 or 1.6% of the net assets of the Fund.

ADR  American Depositary Receipt

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

4

Janus Growth

STATEMENT OF ASSETS AND LIABILITIES
At June 30, 2005
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
Investment securities, at value (cost: $1,471,233) (including securities loaned of $265,540)	$1,795,148
Cash	64,078
Receivables:
Investment securities sold	1,173
Shares sold	339
Interest	163
Dividends	929
Dividend reclaims receivable	53
Unrealized appreciation on forward currency contracts	3,140
1,865,023
Liabilities:
Accounts payable and accrued liabilities:
Shares redeemed	1,007
Management and advisory fees	1,146
Service fees	1
Payable for collateral for securities on loan	275,613
Other	92
277,859
Net Assets	$1,587,164
Net Assets Consist of:
Capital stock, 850,000 shares authorized ($.01 par value)	$458
Additional paid-in capital	2,046,809
Accumulated net investment income (loss)	(360)
Accumulated net realized gain (loss) from investment securities and foreign currency transactions	(786,798)
Net unrealized appreciation (depreciation) on:
Investment securities	323,915
Translation of assets and liabilites denominated in foreign currencies	3,140
Net Assets	$1,587,164
Net Assets by Class:
Initial Class	$1,583,591
Service Class	3,573
Shares Outstanding:
Initial Class	45,696
Service Class	104
Net Asset Value and Offering Price Per Share:
Initial Class	$34.65
Service Class	34.47

STATEMENT OF OPERATIONS
For the period ended June 30, 2005
(all amounts in thousands)
(unaudited)

Investment Income:
Interest	$1,061
Dividends	5,385
Income from loaned securities–net	115
Less withholding taxes on foreign dividends	(179)
6,382
Expenses:
Management and advisory fees	6,032
Printing and shareholder reports	257
Custody fees	81
Administration fees	159
Legal fees	8
Audit fees	7
Trustees fees	30
Other	7
Service fees:
Service Class	4
Total expenses before recapture of waived expenses	6,585
Recaptured expenses	147
Net expenses	6,732
Net Investment Income (Loss)	(350)
Net Realized Gain (Loss) from:
Investment securities	61,459
Foreign currency transactions	(4)
61,455
Net Increase (Decrease) in Unrealized Appreciation (Depreciation) on:
Investment securities	(79,668)
Translation of assets and liabilities denominated in foreign currencies	3,140
(76,528)
Net Gain (Loss) on Investments and Foreign Currency Transactions	(15,073)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(15,423)

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

5

Janus Growth

STATEMENTS OF CHANGES IN NET ASSETS
For the period or year ended
(all amounts in thousands)

	June 30, 2005 (unaudited)	December 31, 2004
Increase (Decrease) in Net Assets From:
Operations:
Net investment income (loss)	$(350)	$(3,631)
Net realized gain (loss) from investment securities and foreign currency transactions	61,455	140,608
Net unrealized appreciation (depreciation) on investment securities and foreign currency translation	(76,528)	100,448
	(15,423)	237,425
Capital Share Transactions:
Proceeds from shares sold:
Initial Class	18,939	45,082
Service Class	1,287	2,222
	20,226	47,304
Cost of shares redeemed:
Initial Class	(136,232)	(265,616)
Service Class	(592)	(452)
	(136,824)	(266,068)
	(116,598)	(218,764)
Net increase (decrease) in net assets	(132,021)	18,661
Net Assets:
Beginning of period	1,719,185	1,700,524
End of period	$1,587,164	$1,719,185
Accumulated Net Investment Income (Loss)	$(360)	$(10)

	June 30, 2005 (unaudited)	December 31, 2004
Share Activity:
Shares issued:
Initial Class	551	1,414
Service Class	39	71
	590	1,485
Shares redeemed:
Initial Class	(4,048)	(8,498)
Service Class	(18)	(15)
	(4,066)	(8,513)
Net increase (decrease) in shares outstanding:
Initial Class	(3,497)	(7,084)
Service Class	21	56
	(3,476)	(7,028)

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

6

Janus Growth

FINANCIAL HIGHLIGHTS
(unaudited for the period ended June 30, 2005)

		For a share outstanding throughout each period (a)
		Net Asset	Investment Operations			Distributions			Net Asset
	For the Period Ended (b)	Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total Operations	From Net Investment Income	From Net Realized Gains	Total Distributions	Value, End of Period
Initial Class	6/30/2005	$34.89	$(0.01)	$(0.23)	$(0.24)	$–	$–	$–	$34.65
	12/31/2004	30.20	(0.07)	4.76	4.69	–	–	–	34.89
	12/31/2003	22.88	(0.08)	7.40	7.32	–	–	–	30.20
	12/31/2002	32.65	(0.09)	(9.68)	(9.77)	–	–	–	22.88
	12/31/2001	47.34	(0.12)	(13.24)	(13.36)	–	(1.33)	(1.33)	32.65
	12/31/2000	78.00	(0.14)	(21.10)	(21.24)	(0.10)	(9.32)	(9.42)	47.34
Service Class	6/30/2005	34.74	(0.05)	(0.22)	(0.27)	–	–	–	34.47
	12/31/2004	30.15	(0.14)	4.73	4.59	–	–	–	34.74
	12/31/2003	24.83	(0.08)	5.40	5.32	–	–	–	30.15

			Ratios/Supplemental Data
	For the Period	Total	Net Assets, End of Period	Ratio of Expenses to Average Net Assets (f)		Net Investment Income (Loss) to Average	Portfolio Turnover
	Ended (b)	Return (c)(g)	(000's)	Net (d)	Total (e)	Net Assets (f)	Rate (g)
Initial Class	6/30/2005	(0.66)%	$1,583,591	0.85%	0.83%	(0.04)%	33%
	12/31/2004	15.53	1,716,298	0.85	0.86	(0.22)	43
	12/31/2003	31.99	1,699,707	0.84	0.84	(0.30)	64
	12/31/2002	(29.92)	1,109,540	0.86	0.86	(0.33)	68
	12/31/2001	(28.20)	1,892,586	0.89	0.89	(0.33)	60
	12/31/2000	(28.94)	2,957,087	0.82	0.82	(0.18)	49
Service Class	6/30/2005	(0.78)	3,573	1.10	1.08	(0.29)	33
	12/31/2004	15.22	2,887	1.10	1.11	(0.43)	43
	12/31/2003	21.43	817	1.10	1.10	(0.56)	64

NOTES TO FINANCIAL HIGHLIGHTS

(a)  Per share information is calculated based on average number of shares outstanding.

(b)  Janus Growth (the "Fund") share classes commenced operations as follows:

Initial Class – October 2, 1986
    Service Class – May 1, 2003

(c)  Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.

(d)  Ratio of Net Expenses to Average Net Assets is net of fee waivers and reimbursements by the investment adviser, if any and includes the recapture of previously waived expenses (see note 2).

(e)  Ratio of Total Expenses to Average Net Assets includes all expenses before fee waivers, reimbursements by the investment adviser and recapture of previously waived expenses.

(f)  Annualized.

(g)  Not annualized for periods of less than one year.

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

7

Janus Growth

NOTES TO FINANCIAL STATEMENTS
At June 30, 2005
(all amounts in thousands)
(unaudited)

NOTE 1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The AEGON/Transamerica Series Trust ("ATST") is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. ATST serves as a funding vehicle for variable life insurance, variable annuity and group annuity products. Janus Growth ("the Fund"), part of ATST, began operations on October 2, 1986.

Effective May 1, 2005, AEGON/Transamerica Series Fund, Inc. changed its name to AEGON/Transamerica Series Trust.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties, which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

See the Prospectus and Statement of Additional Information for a description of the Fund's investment objective.

In preparing the Fund's financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP"), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following policies were consistently followed by the Fund, in accordance with GAAP.

Multiple class operations and expenses: The Fund currently offers two classes of shares, an Initial Class and a Service Class. Income, non-class specific expenses and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

Pricing of shares: The Fund prices its shares on the basis of the net asset value of each class of shares of the Fund, which is determined as of the close of the New York Stock Exchange ("NYSE") (generally 4:00 p.m. Eastern Time) on each day on which the NYSE is open for trading.

Security valuations: Fund investments traded on an exchange are valued at the closing price on the day of valuation on the exchange where the security is principally traded. With respect to securities traded on the NASDAQ/NMS, such closing price may be the last reported sales price or the NASDAQ official closing price.

Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last quoted bid price.

Debt securities are valued by independent pricing services at the last quoted bid price; however, those that mature in sixty days or less are valued at amortized cost, which approximates market.

Investment company securities are valued at net asset value of the underlying portfolio.

Foreign securities generally are valued based on quotations from the primary market in which they are traded and are translated from the local currency into U.S. dollars using closing exchange rates. Many foreign securities markets are open for trading at times when the U.S. markets are closed for trading, and many foreign securities markets close for trading before the close of the NYSE. The value of foreign securities may be affected significantly on a day that the NYSE is closed and an investor is unable to purchase or redeem shares. If a significant market event impacting the value of a portfolio security (e.g., natural disaster, company announcement, market volatility) occurs subsequent to the close of trading in the security, but prior to the calculation of the Fund's net asset value per share, market quotations for that security may be determined to be unreliable and, accordingly, not "readily available." If market quotations are not readily available, and the impact of such a significant market event materially effects the net asset value per share of the Fund, an affected portfolio security will be valued at fair market value as determined in good faith using guidelines adopted by the Board of Trustees of the Fund, under the supervision of the Fund's Valuation Committee. Factors that may be considered to value foreign securities at fair market value may include, among others: the value of other securities traded on other markets, foreign currency exchange activity and the trading of financial products tied to foreign securities.

Other securities for which quotations are not readily available are valued at fair market value as determined in good faith using guidelines adopted by the Board of Trustees, under the supervision of the Fund's Valuation Committee. These guidelines may include: the type of security; any restrictions on its resale; financial or business news of the issuer; similar or related securities that are actively trading; related corporate actions; and other significant events occurring after the close of trading in the security.

Cash: The Fund may leave cash overnight in its cash account with the custodian, Investors Bank & Trust Company ("IBT"). IBT has been contracted on behalf of the Fund to invest the excess cash into a savings account, which at June 30, 2005, was paying an interest rate of 2.02%.

Throughout the six months, the Fund may have a cash overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate.

Repurchase agreements: The Fund is authorized to enter into repurchase agreements. The Fund, through IBT, receives delivery of the

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

8

Janus Growth

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2005
(all amounts in thousands)
(unaudited)

NOTE 1.–(continued)

underlying securities, the value of which at the time of purchase is required to be an amount equal to at least 100% of the resale price. Repurchase agreements involve the risk that the seller will fail to repurchase the security, as agreed. In that case, the Fund will bear the risk of value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, may place security transactions of the Fund with broker/dealers with which ATST has established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions paid by the Fund be used to pay expenses that would otherwise be borne by any other funds within ATST, or by any other party.

Recaptured commissions during the six months ended June 30, 2005, of $147 are included in net realized gains in the Statement of Operations.

Securities lending: The Fund may lend securities to enhance fund earnings from investing cash collateral in making such loans to qualified borrowers (typically broker/dealers). The Fund has engaged its custodian bank, IBT, as a lending agent to administer its securities lending program. IBT earned $49 of program income for its services. When the Fund makes a security loan, it receives cash collateral as protection against the risk that the borrower will default on the loan, and records an asset for the cash invested collateral and a liability for the return of the collateral.

Loans of securities are required to be secured by collateral at least equal to 102% of the value of the securities at inception of the loan, and not less then 100% thereafter. The Fund may invest cash collateral in short-term money market instruments including: U.S. Treasury Bills, U.S. agency obligations, commercial paper, money market mutual funds, repurchase agreements and other highly rated, liquid investments. During the life of securities loans, the collateral and securities loaned remain subject to fluctuation in value. IBT marks to market securities loaned and the collateral each business day. If additional collateral is due (at least $1), IBT collects additional cash collateral from the borrowers. Although securities loaned will be fully collateralized at all times, IBT may experience delays in, or may be prevented from, recovering the collateral on behalf of the Fund. The Fund may recall a loaned security position at any time from the borrower through IBT. In the event the borrower fails to timely return a recalled security, IBT may indemnify the Fund by purchasing replacement securities for the Fund at its own expense and claiming the collateral to fund such a purchase. IBT absorbs the loss if the collateral value is not sufficient to cover the cost of the replacement securities. If replacement securities are not available, IBT will credit the equivalent cash value to the Fund.

While a security is on loan, the Fund does not have the right to vote that security. However, if time permits, the Fund will attempt to recall a security on loan and vote the proxy.

Income from securities lending is included in the Statement of Operations. The amount of collateral and value of securities on loan are included in the Statement of Assets and Liabilities as well as in the Schedule of Investments.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Foreign currency denominated investments: The accounting records of the Fund are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the closing exchange rate each day. The cost of foreign securities is translated at the exchange rate in effect when the investment was acquired. The Fund combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include: 1) foreign currency fluctuations between trade date and settlement date of investment security transactions; 2) gains and losses on forward foreign currency contracts; and 3) the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions, including unanticipated movements in exchange currency rates, the degree of government supervision and regulation of security markets, and the possibility of political or economic instability.

Foreign capital gains taxes: The Fund may be subject to taxes imposed by countries in which it invests, with respect to its investment in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Fund accrues such taxes when the related income or capital gains are earned. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

9

Janus Growth

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2005
(all amounts in thousands)
(unaudited)

NOTE 1.–(continued)

Forward foreign currency contracts: The Fund may enter into forward foreign currency contracts to hedge against exchange rate risk arising from investments in securities denominated in foreign currencies. Contracts are valued at the contractual forward rate and are marked to market daily, with the change in value recorded as an unrealized gain or loss. When the contracts are closed a realized gain or loss is incurred. Risks may arise from changes in market value of the underlying currencies and from the possible inability of counterparties to meet the terms of their contracts.

Open forward foreign currency contracts at June 30, 2005 are listed in the Schedule of Investments.

Dividend distributions: Dividends and capital gains distributions are typically declared and reinvested annually and are generally paid and reinvested on the business day following the ex-date.

NOTE 2.  RELATED PARTY TRANSACTIONS

Transamerica Fund Advisors, Inc. ("TFAI") is the Fund's investment adviser. Transamerica Fund Services, Inc. ("TFS") is the Fund's administrator and transfer agent. AFSG Securities Corp. ("AFSG") is the Fund's distributor. AFSG is 100% owned by AUSA Holding Company ("AUSA"). TFAI is a directly owned subsidiary of Western Reserve Life Assurance Co. of Ohio ("WRL") (78%) and AUSA (22%). TFS is a wholly owned subsidiary of WRL (50%) and AUSA (50%). AUSA and WRL are wholly owned indirect subsidiaries of AEGON, NV, a Netherlands corporation.

Effective January 1, 2005 AEGON/Transamerica Fund Advisors, Inc. ("ATFA") was renamed Transamerica Fund Advisors, Inc. ("TFAI"); AEGON/Transamerica Fund Services, Inc. ("ATFS") and AEGON/Transamerica Investor Services, Inc. ("ATIS") merged into one entity and was renamed Transamerica Fund Services, Inc. ("TFS").

Certain officers and trustees of the Fund are also officers and/or trustees of TFAI, TFS, AFSG and WRL. No affiliated officer or trustee receives any compensation directly from the Fund.

The following schedule reflects the percentage of fund assets owned by affiliated mutual funds (i.e. through the asset allocation funds):

	Net Assets	% of Net Assets
Asset Allocation–Conservative Portfolio	$9,500	0.60%
Asset Allocation–Growth Portfolio	36,321	2.29%
Asset Allocation–Moderate Growth Portfolio	68,124	4.29%
Asset Allocation–Moderate Portfolio	48,822	3.08%
Total	$162,767	10.26%

Investment advisory fee: The Fund pays management fees to TFAI based on average daily net assets ("ANA") at the following rate:

0.80% of the first $250 million of ANA
0.77% of the next $500 million of ANA
0.75% of the next $750 million of ANA
0.70% of the next $1.5 billion of ANA
0.675% over $3 billion of ANA

TFAI has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

0.85% Expense Limit

If total fund expenses fall below the annual expense limitation agreement agreed to by the adviser within the succeeding three years, the Fund may be required to pay that adviser a portion or all of the waived advisory fees.

	Advisory Fee Waived	Available for Recapture Through
Fiscal Year 2004	$236	12/31/2007

For the six months ended June 30, 2005, the Fund recaptured $147 of previously waived expenses. $89 remain.

The sub-adviser, Janus Capital Management LLC, has agreed to a pricing discount based on the aggregate assets that they manage in the ATST and Transamerica IDEX Mutual Funds. The amount of the discount received by the Fund for six months ended June 30, 2005 was $4, and is presented as a reduction of Management and advisory fees in the Statement of Operations.

Distribution and service fees: The Fund adopted a distribution plan ("Distribution Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. Pursuant to the Distribution Plan, ATST entered into a Distribution Agreement with AFSG effective May 1, 1999.

Under the Distribution Plan and Distribution Agreement on the Initial Class shares, AFSG, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund's shares, amounts equal to actual expenses associated with distributing the shares.

The Distribution Plan on the Service Class shares requires ATST to pay distribution fees to AFSG as compensation for its activities, not as reimbursement for specific expenses. The fee on the Service Class is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

10

Janus Growth

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2005
(all amounts in thousands)
(unaudited)

NOTE 2.–(continued)

The Fund is authorized under the 12b-1 plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%

AFSG has determined that it will not seek payment by the Fund of the distribution expenses incurred with respect to the Initial Class shares before April 30, 2006. Prior to AFSG seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Fund will pay fees relating to Service Class shares.

Administrative services: The Fund has entered into an agreement with TFS for financial and legal fund administration services, which includes such items as compliance, expenses, financial statements and other reporting, distributions, tax returns, prospectus preparation, board of trustees meeting support, transfer agency and other legal matters. The Fund pays TFS an annual fee of 0.02% of average net assets. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.

Deferred compensation plan: Each eligible Fund Trustee may elect participation in the Deferred Compensation Plan for Trustees of ATST ("the Plan"). Under the Plan, such Trustees may defer payment of a percentage of their total fees earned as a Fund Trustee. These deferred amounts may be invested in any portfolio of Transamerica IDEX Mutual Funds, an affiliate of the Fund. At June 30, 2005, the value of invested plan amounts was $73. Invested plan amounts and the total liability for deferred compensation to the Trustees under the Plan at June 30, 2005, are included in Net Assets in the accompanying Statement of Assets and Liabilities.

NOTE 3.  INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the six months ended June 30, 2005, were as follows:

Purchases of securities:
Long-Term excluding U.S. Government	$495,582
U.S. Government	–
Proceeds from maturities and sales of securities:
Long-Term excluding U.S. Government	499,668
U.S. Government	–

NOTE 4.  FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments for items including, but not limited to, wash sales, foreign currency transactions, net operating losses and capital loss carryforwards.

The capital loss carryforwards are available to offset future realized capital gains through the periods listed:

Capital Loss Carryforwards	Available through
$470,448	December 31, 2009
293,625	December 31, 2010
80,862	December 31, 2011

The aggregate cost of investments and composition of unrealized appreciation (depreciation) for federal income tax purposes as of June 30, 2005, are as follows:

Federal Tax Cost Basis	$1,474,550
Unrealized Appreciation	$360,827
Unrealized (Depreciation)	(40,229)
Net Unrealized Appreciation (Depreciation)	$320,598

NOTE 5.  REGULATORY PROCEEDINGS

There continues to be significant federal and state regulatory activity relating to financial services companies, particularly mutual fund companies and their investment advisers. As part of an ongoing investigation regarding potential market timing, recordkeeping and trading compliance issues and matters affecting the Fund's investment adviser, TFAI, and certain employees and affiliates of TFAI, the SEC staff has indicated that it is likely to take some action against TFAI and certain of its affiliates at the conclusion of the investigation. The potential timing and the scope of any such action is difficult to predict. Although the impact of any action brought against TFAI and/or its affiliates is difficult to assess at the present time, the Fund currently believes that the likelihood that any such action will have a material adverse impact on it is remote. It is important to note that the Fund is not aware of any allegation of wrongdoing against it and its Board at the time this semiannual report is printed. Although it is not anticipated that these developments will have an adverse impact on the Fund, there can be no assurance at this time. TFAI and its affiliates are actively working with the SEC in regard to this matter; however, the exact resolution cannot be determined at this time. TFAI will take such actions that it deems necessary or appropriate to continue providing management services to the Fund and to bring all matters to an appropriate conclusion. TFAI and/or its affiliates, and not the Fund, will bear the costs regarding these regulatory matters.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

11

Janus Growth

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS – REVIEW AND RENEWAL (unaudited)

At a meeting of the Board of Trustees of AEGON/Transamerica Series Trust ("ATST") held on October 6, 2004, the Board considered and approved the renewal for a one-year period of the Investment Advisory Agreement between Janus Growth (the "Portfolio") and Transamerica Fund Advisors, Inc. ("TFAI") as well as the Investment Sub-Advisory Agreement of the Portfolio between TFAI and Janus Capital Management LLC (the "Sub-Adviser"). In approving the renewal of these agreements, the Board concluded that the Investment Advisory and Investment Sub-Advisory Agreements enable shareholders of the Portfolio to obtain high quality services at a cost that is appropriate, reasonable, and in the best interests of shareholders based upon the following determinations, among others:

The nature, extent and quality of the advisory service to be provided. The Board considered the nature and quality of the services provided by TFAI and the Sub-Adviser to the Portfolio in the past, as well as the services anticipated to be provided in the future. The Board concluded that TFAI and the Sub-Adviser are capable of providing high quality services to the Portfolio, as indicated by TFAI's management capabilities demonstrated with respect to the Portfolio and other portfolios managed by TFAI, TFAI's management oversight process, the professional qualifications and experience of the Sub-Adviser's portfolio management team, and the Portfolio's strong investment performance. The Board also concluded that TFAI and the Sub-Adviser would provide the same quality and quantity of investment management and related services as before, that these services are appropriate in scope and extent in light of the Portfolio's operations, the competitive landscape of the investment company business and investor needs, and that TFAI's and the Sub-Adviser's obligations will remain the same in all respects.

The investment performance of the Portfolio. The Board concluded, based in particular on information provided by Lipper Analytics, that the Portfolio's investment performance was competitive or superior relative to comparable portfolios over trailing one-, two-, three-, five- and ten-year periods and to the Portfolio's benchmark index over one- and ten-year periods. On the basis of the Trustees' assessment of the nature, extent and quality of investment advisory and related services to be provided or procured by TFAI and the Sub-Adviser, the Trustees concluded that TFAI and the Sub-Adviser were capable of generating a level of long-term investment performance that is appropriate in light of the Portfolio's investment objective, policies and strategies and competitive with many other investment companies.

The cost of advisory services provided and the level of profitability. On the basis of the Board's review of the fees to be charged by TFAI and the Sub-Adviser for investment advisory and related services, TFAI's financial statements, the fees paid by TFAI to the Sub-Adviser, TFAI's estimated net management income resulting from its management of the Portfolio, the estimated profitability of TFAI's relationships with the Portfolio and ATST, and the estimated profitability of the Sub-Adviser's relationship with the Portfolio, the Board concluded that the level of investment advisory fees and the profitability is appropriate in light of the services provided, the Portfolio's performance, and the anticipated profitability of the relationship between the Portfolio, TFAI and the Sub-Adviser.

The extent to which economies of scale would be realized as the Portfolio grows and whether fee levels reflect these economies of scale for the benefit of Portfolio investors. The Trustees concluded that inclusion of asset-based breakpoints in the Portfolio's advisory fee schedule appropriately benefited investors by realizing economies of scale in the form of a lower advisory fee rate as the level of Portfolio assets increases. The Board also concluded that the advisory fees appropriately reflect the Portfolio's current size, the current economic environment for TFAI, and the competitive nature of the investment company market. In addition, the Board noted that it will have the opportunity to periodically re-examine whether the Portfolio has achieved economies of scale, as well as the appropriateness of advisory fees payable to TFAI and the Sub-Adviser, in the future.

Benefits (such as soft dollars) to TFAI or the Sub-Adviser from its relationship with the Portfolio. The Board concluded that other benefits derived by TFAI or the Sub-Adviser from its relationship with the Portfolio are reasonable and fair, and are consistent with industry practice and the best interests of the Portfolio and its shareholders. In this regard, the Board noted that TFAI does not realize "soft dollar" benefits from its relationship with the Portfolio, and that the Sub-Adviser is participating in a brokerage program pursuant to which a portion of brokerage commissions paid by the Portfolio is recaptured for the benefit of the Portfolio and its shareholders, thus limiting the amount of "soft-dollar" arrangements the Sub-Adviser may engage in with respect to the Portfolio's brokerage transactions.

Other considerations. The Board also determined that TFAI had made a substantial commitment to the recruitment and retention of high quality personnel, and maintained the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and its shareholders. The Trustees also concluded that TFAI had made a significant entrepreneurial commitment to the management and success of the Portfolio, reflected by TFAI's expense limitation and fee waiver arrangement with the Portfolio, which may result in TFAI waiving a substantial amount of advisory fees for the benefit of shareholders.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

12

Janus Growth

SUPPLEMENTAL INFORMATION (unaudited)
RESULTS OF SHAREHOLDER PROXY

At a special meeting of shareholders held on April 19, 2005, the results of the Proposals were as follows:

Proposal 1:  Approval of an Agreement and Plan of Reorganization pursuant to which AEGON/Transamerica Series Fund, Inc. will reorganize as a Delaware statutory trust.

For	Against	Abstentions/Broker Non-Votes
40,438,242.369	1,687,984.844	2,092,531.871

Proposal 2:  Approval of changes to the fundamental investment restrictions of Janus Growth as follows:

A. Diversification	For	Against	Abstentions/Broker Non-Votes
	42,088,620.613	2,064,911.305	65,227.166
B. Borrowing	For	Against	Abstentions/Broker Non-Votes
	41,821,549.802	2,331,982.116	65,227.166
C. Senior Securities	For	Against	Abstentions/Broker Non-Votes
	42,048,376.174	2,105,155.744	65,227.166
D. Underwriting Securities	For	Against	Abstentions/Broker Non-Votes
	42,008,552.531	2,144,979.387	65,227.166
E. Real Estate	For	Against	Abstentions/Broker Non-Votes
	41,988,758.046	2,164,773.872	65,227.166
F. Making Loans	For	Against	Abstentions/Broker Non-Votes
	41,821,810.570	2,331,721.348	65,227.166
G. Concentration	For	Against	Abstentions/Broker Non-Votes
	41,981,689.334	2,153,938.482	83,131.268
H. Commodities	For	Against	Abstentions/Broker Non-Votes
	41,800,639.228	2,334,988.588	83,131.268

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

13

Jennison Growth

UNDERSTANDING YOUR FUND'S EXPENSES
(unaudited)

SHAREHOLDER EXPENSES

The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at January 1, 2005 and held for the entire period until June 30, 2005.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, note that the expenses shown in the table are meant to highlight your ongoing costs and do not reflect any transaction costs.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period (a)
Initial Class
Actual	$1,000.00	$1,003.70	0.87%	$4.32
Hypothetical (b)	1,000.00	1,020.48	0.87	4.36
Service Class
Actual	1,000.00	1,002.50	1.12	5.56
Hypothetical (b)	1,000.00	1,019.24	1.12	5.61

(a)  Expenses are calculated using each Fund's annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by number of days in the period (181 days), and divided by the number of days in the year (365 days).

(b)  5% return per year before expenses.

GRAPHICAL PRESENTATION OF SCHEDULE OF INVESTMENTS
By Sector
At June 30, 2005

This chart shows the percentage breakdown by sector of the Fund's total investment securities.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

1

Jennison Growth

SCHEDULE OF INVESTMENTS
At June 30, 2005
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
COMMON STOCKS (97.3%)
Apparel & Accessory Stores (2.3%)
Chico's FAS, Inc. (a)(b)	82,700	$2,835
Beverages (1.4%)
PepsiCo, Inc.	30,400	1,639
Business Services (1.7%)
eBay, Inc. (a)	63,700	2,103
Chemicals & Allied Products (2.4%)
Lauder (Estee) Cos., Inc. (The)–Class A	32,300	1,264
Procter & Gamble Co. (b)	32,100	1,693
Commercial Banks (1.5%)
JP Morgan Chase & Co.	50,900	1,798
Communications Equipment (3.0%)
QUALCOMM, Inc.	64,800	2,139
Research In Motion, Ltd. (a)	20,400	1,505
Computer & Data Processing Services (15.1%)
Adobe Systems, Inc. (b)	78,000	2,232
Electronic Arts, Inc. (a)(b)	43,300	2,451
Google, Inc.–Class A (a)(b)	15,900	4,677
Mercury Interactive Corp. (a)	31,300	1,201
Microsoft Corp.	67,500	1,677
NAVTEQ Corp. (a)	25,500	948
SAP AG, ADR (b)	34,400	1,490
Yahoo!, Inc. (a)	106,300	3,683
Computer & Office Equipment (5.1%)
Apple Computer, Inc. (a)	49,100	1,807
Cisco Systems, Inc. (a)	99,300	1,898
Dell, Inc. (a)	61,500	2,430
Cosmetics/Personal Care (1.0%)
Gillette Co. (The)	24,000	1,215
Department Stores (1.5%)
Federated Department Stores, Inc. (b)	24,500	1,795
Electronic & Other Electric Equipment (3.3%)
General Electric Co.	115,600	4,006
Electronic Components & Accessories (6.9%)
Intel Corp.	116,300	3,031
Marvell Technology Group, Ltd. (a)	48,900	1,860
Maxim Integrated Products, Inc.	45,600	1,742
Texas Instruments, Inc.	61,500	1,726
Food & Kindred Products (1.1%)
Cadbury Schweppes PLC, ADR (b)	35,200	1,349
Food Stores (2.3%)
Whole Foods Market, Inc.	23,200	2,745

	Shares	Value
Furniture & Home Furnishings Stores (0.8%)
Williams-Sonoma, Inc. (a)	25,100	$993
Health Services (1.5%)
Caremark Rx, Inc. (a)	39,700	1,767
Industrial Machinery & Equipment (1.2%)
Applied Materials, Inc.	92,100	1,490
Instruments & Related Products (2.4%)
Agilent Technologies, Inc. (a)(b)	41,600	958
Alcon, Inc.	17,800	1,946
Insurance (5.3%)
Cigna Corp.	15,400	1,648
UnitedHealth Group, Inc.	48,600	2,534
WellPoint, Inc. (a)	32,800	2,284
Leather & Leather Products (1.3%)
Coach, Inc. (a)	48,500	1,628
Lumber & Other Building Materials (1.3%)
Lowe's Cos., Inc. (b)	26,400	1,537
Medical Instruments & Supplies (1.4%)
St. Jude Medical, Inc. (a)	38,000	1,657
Oil & Gas Extraction (3.0%)
Schlumberger, Ltd.	47,700	3,622
Petroleum Refining (1.2%)
Suncor Energy, Inc. (b)	31,200	1,476
Pharmaceuticals (15.2%)
Amgen, Inc. (a)	39,300	2,376
Genentech, Inc. (a)	52,800	4,239
Gilead Sciences, Inc. (a)	34,100	1,500
Lilly (Eli) & Co.	35,700	1,989
Novartis AG, ADR	48,700	2,310
Pfizer, Inc.	71,900	1,983
Roche Holding AG, ADR	46,200	2,925
Sanofi-Aventis, ADR	29,100	1,193
Restaurants (1.4%)
Starbucks Corp. (a)	33,200	1,715
Retail Trade (0.5%)
Petsmart, Inc.	18,900	574
Rubber & Misc. Plastic Products (1.2%)
NIKE, Inc.–Class B	17,500	1,516
Security & Commodity Brokers (6.8%)
American Express Co.	65,600	3,492
Charles Schwab Corp. (The)	157,300	1,774
Goldman Sachs Group, Inc. (The)	12,700	1,296
Merrill Lynch & Co., Inc.	31,300	1,722

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

2

Jennison Growth

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2005
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
Telecommunications (1.7%)
Nextel Communications, Inc.–Class A (a)	62,600	$2,023
Variety Stores (2.5%)
Target Corp.	56,600	3,080
Total Common Stocks (cost: $100,749)		118,186
	Principal	Value
SECURITY LENDING COLLATERAL (16.9%)
Debt (14.9%)
Bank Notes (0.8%)
Bank of America
3.27%, due 07/18/2005 (c)	$198	$198
3.27%, due 08/30/2005 (c)	230	230
Bear Stearns & Co. 3.57%, due 09/08/2005 (c) 3.57%, due 12/06/2005 (c)	296 99	296 99
Credit Suisse First Boston Corp. 3.15%, due 09/09/2005 (c) 3.44%, due 03/10/2006 (c)	99 99	99 99
Certificates Of Deposit (0.3%)
Canadian Imperial Bank of Commerce 3.40%, due 11/04/2005 (c) 3.41%, due 05/18/2006 (c)	107 247	107 247
Commercial Paper (2.8%)
Compass Securitization–144A 3.27%, due 07/22/2005	171	171
Fairway Finance Corp.–144A 3.27%, due 07/28/2005	247	247
General Electric Capital Corp. 3.25%, due 07/08/2005	293	293
Grampian Funding LLC–144A 3.28%, due 07/13/2005	198	198
Greyhawk Funding LLC–144A 3.31%, due 08/09/2005	247	247
Jupiter Securitization Corp.–144A 3.28%, due 08/02/2005	492	492
Morgan Stanley Dean Witter & Co. 3.52%, due 12/07/2005 (c) 3.51%, due 12/09/2005 (c)	642 622	642 622
Park Avenue Receivables Corp.–144A 3.23%, due 07/20/2005	109	109
Preferred Receivables Corp.–144A 3.28%, due 07/08/2005	282	282
Ranger Funding Co LLC–144A 3.26%, due 07/07/2005	99	99

	Principal	Value
Euro Dollar Overnight (1.9%)
Bank of Montreal 3.01%, due 07/01/2005	$455	$455
BNP Paribas 3.00%, due 07/01/2005	269	269
Calyon 3.09%, due 07/01/2005 3.31%, due 07/01/2005	238 247	238 247
Fortis Bank 3.11%, due 07/05/2005 3.27%, due 07/07/2005	34 247	34 247
National Australia Bank 3.38%, due 07/01/2005 3.26%, due 07/06/2005	494 45	494 45
Rabobank Nederland 3.35%, due 07/01/2005	247	247
Euro Dollar Terms (4.5%)
ABN Amro Bank NV 3.25%, due 08/05/2005	198	198
Bank of Nova Scotia 3.11%, due 07/11/2005 3.16%, due 07/15/2005	345 247	345 247
Barclays 3.16%, due 07/14/2005 3.25%, due 07/27/2005	148 296	148 296
Citigroup 3.09%, due 07/22/2005	178	178
Dexia Group 3.21%, due 07/20/2005 3.24%, due 07/21/2005	198 156	198 156
First Tennessee National Corp. 3.22%, due 08/09/2005	49	49
Fortis Bank 3.25%, due 08/04/2005	5	5
HBOS Halifax Bank of Scotland 3.15%, due 08/08/2005	99	99
Nordea Bank Finland PLC (NY Branch) 3.24%, due 08/03/2005	198	198
Rabobank Nederland 3.25%, due 08/08/2005	247	247
Royal Bank of Canada 3.25%, due 08/05/2005	237	237
Royal Bank of Scotland 3.29%, due 07/12/2005 3.25%, due 08/04/2005 3.31%, due 08/09/2005	741 198 307	741 198 307

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

3

Jennison Growth

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2005
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
Euro Dollar Terms (continued)
Societe Generale 3.28%, due 08/01/2005	$484	$484
The Bank of the West 3.27%, due 07/27/2005	32	32
Toronto Dominion Bank 3.25%, due 08/02/2005	296	296
Wells Fargo & Co. 3.27%, due 07/21/2005 3.27%, due 08/01/2005	402 346	402 346
Promissory Notes (0.0%)
Goldman Sachs Group Inc. 3.32%, due 12/28/2005	39	39
Repurchase Agreements (4.6%) (d)
Credit Suisse First Boston Corp. 3.48%, Repurchase Agreement dated 06/30/05 to be repurchased at $1,218 on 07/01/2005	1,218	1,218
Goldman Sachs Group, Inc. (The) 3.48%, Repurchase Agreement dated 06/30/05 to be repurchased at $2,429 on 07/01/2005	2,429	2,429
Lehman Brothers Inc. 3.48%, Repurchase Agreement dated 06/30/05 to be repurchased at $99 on 07/01/2005	99	99
Merrill Lynch & Co. 3.48%, Repurchase Agreement dated 06/30/05 to be repurchased at $1,078 on 07/01/2005	1,078	1,078
Morgan Stanley Dean Witter & Co. 3.54%, Repurchase Agreement dated 06/30/05 to be repurchased at $741 on 07/01/2005	741	741

	Shares	Value
Investment Companies (2.0%)
Money Market Funds (2.0%)
American Beacon Funds 1-day yield of 3.18%	264,437	$264
Barclays Global Investors Institutional Money Market Fund 1-day yield of 3.25%	1,084,062	1,084
Goldman Sachs Financial Square Prime Obligations Fund 1-day yield of 3.08%	16,061	16
Merrimac Cash Fund, Premium Class 1-day yield of 3.04% (e)	1,014,619	1,015
Total Security Lending Collateral (cost: $20,443)		20,443
Total Investment Securities (cost: $121,192)		$138,629
SUMMARY:
Investments, at value	114.2%	$138,629
Liabilities in excess of other assets	(14.2)%	(17,197)
Net assets	100.0%	$121,432

NOTES TO SCHEDULE OF INVESTMENTS:

(a)  No dividends were paid during the preceding twelve months.

(b)  At June 30, 2005, all or a portion of this security is on loan (see Note 1). The value at June 30, 2005, of all securities on loan is $19,946.

(c)  Floating or variable rate note. Rate is listed as of June 30, 2005.

(d)  Cash collateral for the Repurchase Agreements, valued at $5,676, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00%–10.325% and 9/15/2005–12/31/2049, respectively.

(e)  Regulated investment company advised by Investors Bank and Trust Co. ("IBT"). IBT is also the accounting, custody and lending agent for the Fund.

DEFINITIONS:

144A  144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2005, these securities aggregated $1,845 or 1.5% of the net assets of the Fund.

ADR  American Depositary Receipt

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

4

Jennison Growth

STATEMENT OF ASSETS AND LIABILITIES
At June 30, 2005
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
Investment securities, at value (cost: $121,192) (including securities loaned of $19,946)	$138,629
Cash	3,123
Receivables:
Investment securities sold	414
Shares sold	116
Interest	6
Dividends	65
Dividend reclaims receivable	5
142,358
Liabilities:
Investment securities purchased	340
Accounts payable and accrued liabilities:
Shares redeemed	56
Management and advisory fees	80
Payable for collateral for securities on loan	20,443
Other	7
20,926
Net Assets	$121,432
Net Assets Consist of:
Capital stock, 50,000 shares authorized ($.01 par value)	$151
Additional paid-in capital	91,736
Undistributed net investment income (loss)	263
Undistributed net realized gain (loss) from investment securities	11,845
Net unrealized appreciation (depreciation) on investment securities	17,437
Net Assets	$121,432
Net Assets by Class:
Initial Class	$121,013
Service Class	419
Shares Outstanding:
Initial Class	15,045
Service Class	52
Net Asset Value and Offering Price Per Share:
Initial Class	$8.04
Service Class	8.00

STATEMENT OF OPERATIONS
For the period ended June 30, 2005
(all amounts in thousands)
(unaudited)

Investment Income:
Interest	$11
Dividends	482
Income from loaned securities–net	14
Less withholding taxes on foreign dividends	(19)
488
Expenses:
Management and advisory fees	476
Printing and shareholder reports	3
Custody fees	12
Administration fees	12
Legal fees	1
Audit fees	7
Trustees fees	2
Other	1
Total expenses	514
Net Investment Income (Loss)	(26)
Net Realized and Unrealized Gain (Loss):
Realized Gain (Loss) from investment securities	4,268
Increase (decrease) in unrealized appreciation (depreciation) on investment securities	(4,233)
Net Gain (Loss) on Investments	35
Net Increase (Decrease) in Net Assets Resulting from Operations	$9

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

5

Jennison Growth

STATEMENTS OF CHANGES IN NET ASSETS
For the period or year ended
(all amounts in thousands)

	June 30, 2005 (unaudited)	December 31, 2004
Increase (Decrease) In Net Assets From:
Operations:
Net investment income (loss)	$(26)	$289
Net realized gain (loss) from investment securities	4,268	15,221
Net unrealized appreciation (depreciation) on investment securities	(4,233)	(3,093)
	9	12,417
Capital Share Transactions:
Proceeds from shares sold:
Initial Class	3,104	5,795
Service Class	218	1,299
	3,322	7,094
Cost of shares redeemed:
Initial Class	(10,353)	(50,174)
Service Class	(657)	(612)
	(11,010)	(50,786)
	(7,688)	(43,692)
Net increase (decrease) in net assets	(7,679)	(31,275)
Net Assets:
Beginning of period	129,111	160,386
End of period	$121,432	$129,111
Undistributed Net Investment Income (Loss)	$263	$289

	June 30, 2005 (unaudited)	December 31, 2004
Share Activity:
Shares issued:
Initial Class	386	763
Service Class	27	171
	413	934
Shares redeemed:
Initial Class	(1,347)	(6,580)
Service Class	(85)	(78)
	(1,432)	(6,658)
Net increase (decrease) in shares outstanding:
Initial Class	(961)	(5,817)
Service Class	(58)	93
	(1,019)	(5,724)

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

6

Jennison Growth

FINANCIAL HIGHLIGHTS

(unaudited for the period ended June 30, 2005)

		For a share outstanding throughout each period (a)
		Net Asset	Investment Operations			Distributions			Net Asset
	For the Period Ended (b)	Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total Operations	From Net Investment Income	From Net Realized Gains	Total Distributions	Value, End of Period
Initial Class	6/30/2005	$8.01	$– (h)	$0.03	$0.03	$–	$–	$–	$8.04
	12/31/2004	7.34	0.01	0.66	0.67	–	–	–	8.01
	12/31/2003	5.70	–	1.64	1.64	–	–	–	7.34
	12/31/2002	8.23	(0.01)	(2.52)	(2.53)	–	–	–	5.70
	12/31/2001	10.30	(0.02)	(1.87)	(1.89)	(0.18)	–	(0.18)	8.23
	12/31/2000	12.56	0.20	(1.56)	(1.36)	(0.18)	(0.72)	(0.90)	10.30
Service Class	6/30/2005	7.98	(0.01)	0.03	0.02	–	–	–	8.00
	12/31/2004	7.33	0.09	0.56	0.65	–	–	–	7.98
	12/31/2003	6.04	(0.02)	1.31	1.29	–	–	–	7.33

			Ratios/Supplemental Data
	For the Period	Total	Net Assets, End of Period	Ratio of Expenses to Average Net Assets (f)		Net Investment Income (Loss) to Average	Portfolio Turnover
	Ended (b)	Return (c)(g)	(000's)	Net (d)	Total (e)	Net Assets (f)	Rate (g)
Initial Class	6/30/2005	0.37%	$121,013	0.87%	0.87%	(0.04)%	28%
	12/31/2004	9.13	128,235	0.90	0.90	0.19	68
	12/31/2003	28.77	160,265	0.90	0.90	(0.04)	132
	12/31/2002	(30.74)	115,138	0.99	1.04	(0.10)	68
	12/31/2001	(18.54)	34,245	1.01	1.01	(0.13)	78
	12/31/2000	(11.58)	36,458	0.93	1.00	1.60	166
Service Class	6/30/2005	0.25	419	1.12	1.12	(0.31)	28
	12/31/2004	8.87	876	1.17	1.17	1.23	68
	12/31/2003	21.36	121	1.17	1.17	(0.36)	132

NOTES TO FINANCIAL HIGHLIGHTS

(a)  Per share information is calculated based on average number of shares outstanding.

(b)  Jennison Growth (the "Fund") share classes commenced operations as follows:

Initial Class – November 18, 1996
Service Class – May 1, 2003

(c)  Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.

(d)  For the period ended June 30, 2005 and the years ended December 31, 2004 and December 31, 2003, Ratio of Net Expenses to Average Net Assets is net of fee waivers and reimbursements by the investment adviser, if any (see note 2). For the year ended December 31, 2002, Ratio of Net Expenses to Average Net Assets is net of fees paid indirectly. For the year ended December 31, 2001 and prior years, Ratio of Net Expenses to Average Net Assets is net of fees paid indirectly and credits allowed by the custodian.

(e)  Ratio of Total Expenses to Average Net Assets includes all expenses before fee waivers and reimbursements by the investment adviser.

(f)  Annualized.

(g)  Not annualized for periods of less than one year.

(h)  Rounds to less than $0.01 per share.

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

7

Jennison Growth

NOTES TO FINANCIAL STATEMENTS
At June 30, 2005
(all amounts in thousands)
(unaudited)

NOTE 1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The AEGON/Transamerica Series Trust ("ATST") is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. ATST serves as a funding vehicle for variable life insurance, variable annuity and group annuity products. Jennison Growth (the "Fund"), part of ATST, began operations as part of the Endeavor Series Trust, on November 18, 1996. The Fund became part of ATST on May 1, 2002.

Effective May 1, 2005, AEGON/Transamerica Series Fund, Inc. changed its name to AEGON/Transamerica Series Trust.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties, which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

See the Prospectus and Statement of Additional Information for a description of the Fund's investment objective.

In preparing the Fund's financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP"), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following policies were consistently followed by the Fund, in accordance with GAAP.

Multiple class operations and expenses: The Fund currently offers two classes of shares, an Initial Class and a Service Class. Income, non-class specific expenses and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

Pricing of shares: The Fund prices its shares on the basis of the net asset value of each class of shares of the Fund, which is determined as of the close of the New York Stock Exchange ("NYSE") (generally 4:00 p.m. Eastern Time) on each day on which the NYSE is open for trading.

Security valuations: Fund investments traded on an exchange are valued at the closing price on the day of valuation on the exchange where the security is principally traded. With respect to securities traded on the NASDAQ/NMS, such closing price may be the last reported sales price or the NASDAQ official closing price.

Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last quoted bid price.

Debt securities are valued by independent pricing services at the last quoted bid price; however, those that mature in sixty days or less are valued at amortized cost, which approximates market.

Investment company securities are valued at net asset value of the underlying portfolio.

Other securities for which quotations are not readily available are valued at fair market value as determined in good faith using guidelines adopted by the Board of Trustees, under the supervision of the Fund's Valuation Committee. These guidelines may include: the type of security; any restrictions on its resale; financial or business news of the issuer; similar or related securities that are actively trading; related corporate actions; and other significant events occurring after the close of trading in the security.

Cash: The Fund may leave cash overnight in its cash account with the custodian, Investors Bank & Trust Company ("IBT"). IBT has been contracted on behalf of the Fund to invest the excess cash into a savings account, which at June 30, 2005, was paying an interest rate of 2.02%.

Throughout the six months, the Fund may have a cash overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate.

Repurchase agreements: The Fund is authorized to enter into repurchase agreements. The Fund, through IBT, receives delivery of the underlying securities, the value of which at the time of purchase is required to be an amount equal to at least 100% of the resale price. Repurchase agreements involve the risk that the seller will fail to repurchase the security, as agreed. In that case, the Fund will bear the risk of value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, may place security transactions of the Fund with broker/dealers with which ATST has established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions paid by the Fund be used to pay expenses that would otherwise be borne by any other funds within ATST, or by any other party.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

8

Jennison Growth

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2005
(all amounts in thousands)
(unaudited)

NOTE 1.–(continued)

Recaptured commissions during the six months ended June 30, 2005, of $18 are included in net realized gains in the Statement of Operations.

Securities lending: The Fund may lend securities to enhance fund earnings from investing cash collateral in making such loans to qualified borrowers (typically broker/dealers). The Fund has engaged its custodian bank, IBT, as a lending agent to administer its securities lending program. IBT earned $6 of program income for its services. When the Fund makes a security loan, it receives cash collateral as protection against the risk that the borrower will default on the loan, and records an asset for the cash invested collateral and a liability for the return of the collateral.

Loans of securities are required to be secured by collateral at least equal to 102% of the value of the securities at inception of the loan, and not less then 100% thereafter. The Fund may invest cash collateral in short-term money market instruments including: U.S. Treasury Bills, U.S. agency obligations, commercial paper, money market mutual funds, repurchase agreements and other highly rated, liquid investments. During the life of securities loans, the collateral and securities loaned remain subject to fluctuation in value. IBT marks to market securities loaned and the collateral each business day. If additional collateral is due (at least $1), IBT collects additional cash collateral from the borrowers. Although securities loaned will be fully collateralized at all times, IBT may experience delays in, or may be prevented from, recovering the collateral on behalf of the Fund. The Fund may recall a loaned security position at any time from the borrower through IBT. In the event the borrower fails to timely return a recalled security, IBT may indemnify the Fund by purchasing replacement securities for the Fund at its own expense and claiming the collateral to fund such a purchase. IBT absorbs the loss if the collateral value is not sufficient to cover the cost of the replacement securities. If replacement securities are not available, IBT will credit the equivalent cash value to the Fund.

While a security is on loan, the Fund does not have the right to vote that security. However, if time permits, the Fund will attempt to recall a security on loan and vote the proxy.

Income from securities lending is included in the Statement of Operations. The amount of collateral and value of securities on loan are included in the Statement of Assets and Liabilities as well as in the Schedule of Investments.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Dividend distributions: Dividends and capital gains distributions are typically declared and reinvested annually and are generally paid and reinvested on the business day following the ex-date.

NOTE 2.  RELATED PARTY TRANSACTIONS

Transamerica Fund Advisors, Inc. ("TFAI") is the Fund's investment adviser. Transamerica Fund Services, Inc. ("TFS") is the Fund's administrator and transfer agent. AFSG Securities Corp. ("AFSG") is the Fund's distributor. AFSG is 100% owned by AUSA Holding Company ("AUSA"). TFAI is a directly owned subsidiary of Western Reserve Life Assurance Co. of Ohio ("WRL") (78%) and AUSA (22%). TFS is a wholly owned subsidiary of WRL (50%) and AUSA (50%). AUSA and WRL are wholly owned indirect subsidiaries of AEGON, NV, a Netherlands corporation.

Effective January 1, 2005 AEGON/Transamerica Fund Advisors, Inc. ("ATFA") was renamed Transamerica Fund Advisors, Inc. ("TFAI"); AEGON/Transamerica Fund Services, Inc. ("ATFS") and AEGON/Transamerica Investor Services, Inc. ("ATIS") merged into one entity and was renamed Transamerica Fund Services, Inc. ("TFS").

Certain officers and trustees of the Fund are also officers and/or trustees of TFAI, TFS, AFSG and WRL. No affiliated officer or trustee receives any compensation directly from the Fund.

The following schedule reflects the percentage of fund assets owned by affiliated mutual funds (i.e. through the asset allocation funds):

	Net Assets	% of Net Assets
Asset Allocation–Growth Portfolio	$33,761	27.80%
Asset Allocation–Moderate Growth Portfolio	46,908	38.63%
Total	$80,669	66.43%

Investment advisory fee: The Fund pays management fees to TFAI based on average daily net assets ("ANA") at the following rate:

From January 1, 2005 to January 31, 2005:

0.85% of ANA

From February 1, 2005 on:

0.80% of the first $500 million of ANA
0.70% of ANA over $500 million

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

9

Jennison Growth

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2005
(all amounts in thousands)
(unaudited)

NOTE 2.–(continued)

TFAI has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

From January 1, 2005 to January 31, 2005:
0.99% Expense Limit

From February 1, 2005 on:
0.94% Expense Limit

If total fund expenses fall below the annual expense limitation agreement agreed to by the adviser within the succeeding three years, the Fund may be required to pay that adviser a portion or all of the waived advisory fees.

There are no amounts available for recapture at June 30, 2005.

Distribution and service fees: The Fund adopted a distribution plan ("Distribution Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. Pursuant to the Distribution Plan, ATST entered into a Distribution Agreement with AFSG effective May 1, 1999.

Under the Distribution Plan and Distribution Agreement on the Initial Class shares, AFSG, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund's shares, amounts equal to actual expenses associated with distributing the shares.

The Distribution Plan on the Service Class shares requires ATST to pay distribution fees to AFSG as compensation for its activities, not as reimbursement for specific expenses. The fee on the Service Class is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Fund is authorized under the 12b-1 plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%

AFSG has determined that it will not seek payment by the Fund of the distribution expenses incurred with respect to the Initial Class shares before April 30, 2006. Prior to AFSG seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Fund will pay fees relating to Service Class shares.

Administrative services: The Fund has entered into an agreement with TFS for financial and legal fund administration services, which includes such items as compliance, expenses, financial statements and other reporting, distributions, tax returns, prospectus preparation, board of trustees meeting support, transfer agency and other legal matters. The Fund pays TFS an annual fee of 0.02% of average net assets. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.

Brokerage commissions: Brokerage commissions incurred on security transactions placed with an affiliate of the sub-adviser for the six months ended June 30, 2005, were less than $1.

Deferred compensation plan: Each eligible Fund Trustee may elect participation in the Deferred Compensation Plan for Trustees of ATSF ("the Plan"). Under the Plan, such Trustees may defer payment of a percentage of their total fees earned as a Fund Trustee. These deferred amounts may be invested in any portfolio of Transamerica IDEX Mutual Funds, an affiliate of the Fund. At June 30, 2005, the value of invested plan amounts was $6. Invested plan amounts and the total liability for deferred compensation to the Trustees under the Plan at June 30, 2005, are included in Net Assets in the accompanying Statement of Assets and Liabilities.

NOTE 3.  INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the six months ended June 30, 2005, were as follows:

Purchases of securities:
Long-Term excluding U.S. Government	$32,612
U.S. Government	–
Proceeds from maturities and sales of securities:
Long-Term excluding U.S. Government	41,558
U.S. Government	–

NOTE 4.  FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments for items including, but not limited to, wash sales, foreign currency transactions, net operating losses and capital loss carryforwards.

The aggregate cost of investments and composition of unrealized appreciation (depreciation) for federal income tax purposes as of June 30, 2005, are as follows:

Federal Tax Cost Basis	$121,512
Unrealized Appreciation	$19,766
Unrealized (Depreciation)	(2,649)
Net Unrealized Appreciation (Depreciation)	$17,117

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

10

Jennison Growth

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2005
(all amounts in thousands)
(unaudited)

NOTE 5.  REGULATORY PROCEEDINGS

There continues to be significant federal and state regulatory activity relating to financial services companies, particularly mutual fund companies and their investment advisers. As part of an ongoing investigation regarding potential market timing, recordkeeping and trading compliance issues and matters affecting the Fund's investment adviser, TFAI, and certain employees and affiliates of TFAI, the SEC staff has indicated that it is likely to take some action against TFAI and certain of its affiliates at the conclusion of the investigation. The potential timing and the scope of any such action is difficult to predict. Although the impact of any action brought against TFAI and/or its affiliates is difficult to assess at the present time, the Fund currently believes that the likelihood that any such action will have a material adverse impact on it is remote. It is important to note that the Fund is not aware of any allegation of wrongdoing against it and its Board at the time this semiannual report is printed. Although it is not anticipated that these developments will have an adverse impact on the Fund, there can be no assurance at this time. TFAI and its affiliates are actively working with the SEC in regard to this matter; however, the exact resolution cannot be determined at this time. TFAI will take such actions that it deems necessary or appropriate to continue providing management services to the Fund and to bring all matters to an appropriate conclusion. TFAI and/or its affiliates, and not the Fund, will bear the costs regarding these regulatory matters.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

11

Jennison Growth

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS – REVIEW AND RENEWAL (unaudited)

At a meeting of the Board of Trustees of AEGON/Transamerica Series Trust ("ATST") held on October 6, 2004, the Board considered and approved the renewal for a one-year period of the Investment Advisory Agreement between Jennison Growth (the "Portfolio") and Transamerica Fund Advisors, Inc. ("TFAI") as well as the Investment Sub-Advisory Agreement of the Portfolio between TFAI and Jennison Associates LLC (the "Sub-Adviser"). In approving the renewal of these agreements, the Board concluded that the Investment Advisory and Investment Sub-Advisory Agreements enable shareholders of the Portfolio to obtain high quality services at a cost that is appropriate, reasonable, and in the best interests of shareholders based upon the following determinations, among others:

The nature, extent and quality of the advisory service to be provided. The Board considered the nature and quality of the services provided by TFAI and the Sub-Adviser to the Portfolio in the past, as well as the services anticipated to be provided in the future. The Board concluded that TFAI and the Sub-Adviser are capable of providing high quality services to the Portfolio, as indicated by TFAI's management capabilities demonstrated with respect to the Portfolio and other portfolios managed by TFAI, TFAI's management oversight process, the professional qualifications and experience of the Sub-Adviser's portfolio management team, and the Portfolio's competitive investment performance. The Board also concluded that TFAI and the Sub-Adviser would provide the same quality and quantity of investment management and related services as before, that these services are appropriate in scope and extent in light of the Portfolio's operations, the competitive landscape of the investment company business and investor needs, and that TFAI's and the Sub-Adviser's obligations will remain the same in all respects.

The investment performance of the Portfolio. The Board concluded, based in particular on information provided by Lipper Analytics, that the Portfolio's investment performance was competitive or superior relative to comparable portfolios over trailing one-, two-, three- and five-year periods and to the Portfolio's benchmark index over the past year. On the basis of the Trustees' assessment of the nature, extent and quality of investment advisory and related services to be provided or procured by TFAI and the Sub-Adviser, the Trustees concluded that TFAI and the Sub-Adviser were capable of generating a level of long-term investment performance that is appropriate in light of the Portfolio's investment objective, policies and strategies and competitive with many other investment companies.

The cost of advisory services provided and the level of profitability. On the basis of the Board's review of the fees to be charged by TFAI and the Sub-Adviser for investment advisory and related services, TFAI's financial statements, the fees paid by TFAI to the Sub-Adviser, TFAI's estimated net management income resulting from its management of the Portfolio, the estimated profitability of TFAI's relationships with the Portfolio and ATST, and the estimated profitability of the Sub-Adviser's relationship with the Portfolio, the Board concluded that the level of investment advisory fees and the profitability is appropriate in light of the services provided, the management fees and overall expense ratios of comparable investment companies, and the anticipated profitability of the relationship between the Portfolio, TFAI and the Sub-Adviser. Further, on the basis of comparative information supplied by Lipper Analytics, the Board determined that the advisory fees and estimated overall expense ratio of the Portfolio were consistent with industry averages.

The extent to which economies of scale would be realized as the Portfolio grows and whether fee levels reflect these economies of scale for the benefit of Portfolio investors. The Trustees concluded that inclusion of asset-based breakpoints in the Portfolio's advisory fee schedule appropriately benefited investors by realizing economies of scale in the form of a lower advisory fee rate as the level of Portfolio assets increases. The Board also concluded that the advisory fees appropriately reflect the Portfolio's current size, the current economic environment for TFAI, and the competitive nature of the investment company market. In addition, the Board noted that it will have the opportunity to periodically re-examine whether the Portfolio has achieved economies of scale, as well as the appropriateness of advisory fees payable to TFAI and the Sub-Adviser, in the future.

Benefits (such as soft dollars) to TFAI or the Sub-Adviser from its relationship with the Portfolio. The Board concluded that other benefits derived by TFAI or the Sub-Adviser from its relationship with the Portfolio are reasonable and fair, and are consistent with industry practice and the best interests of the Portfolio and its shareholders. In this regard, the Board noted that TFAI does not realize "soft dollar" benefits from its relationship with the Portfolio, and that the Sub-Adviser is participating in a brokerage program pursuant to which a portion of brokerage commissions paid by the Portfolio is recaptured for the benefit of the Portfolio and its shareholders, thus limiting the amount of "soft-dollar" arrangements the Sub-Adviser may engage in with respect to the Portfolio's brokerage transactions.

Other considerations. The Board also determined that TFAI had made a substantial commitment to the recruitment and retention of high quality personnel, and maintained the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and its shareholders. The Trustees also concluded that TFAI had made a significant entrepreneurial commitment to the management and success of the Portfolio, reflected by TFAI's expense limitation and fee waiver arrangement with the Portfolio, which may result in TFAI waiving a substantial amount of advisory fees for the benefit of shareholders.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

12

Jennison Growth

SUPPLEMENTAL INFORMATION (unaudited)
RESULTS OF SHAREHOLDER PROXY

At a special meeting of shareholders held on April 19, 2005, the results of the Proposals were as follows:

Proposal 1:  Approval of an Agreement and Plan of Reorganization pursuant to which AEGON/Transamerica Series Fund, Inc. will reorganize as a Delaware statutory trust.

For	Against	Abstentions/Broker Non-Votes
4,882,031.747	208,715.587	404,078.800

Proposal 2:  Approval of changes to the fundamental investment restrictions of Jennison Growth as follows:

A. Diversification	For	Against	Abstentions/Broker Non-Votes
	5,140,891.948	353,934.186	0
B. Borrowing	For	Against	Abstentions/Broker Non-Votes
	5,106,195.257	388,630.877	0
C. Senior Securities	For	Against	Abstentions/Broker Non-Votes
	5,140,891.948	353,934.186	0
D. Underwriting Securities	For	Against	Abstentions/Broker Non-Votes
	5,137,861.697	356,964.437	0
E. Real Estate	For	Against	Abstentions/Broker Non-Votes
	5,140,891.948	353,934.186	0
F. Making Loans	For	Against	Abstentions/Broker Non-Votes
	5,104,672.239	390,153.895	0
G. Concentration	For	Against	Abstentions/Broker Non-Votes
	5,100,589.327	394,236.807	0
H. Commodities	For	Against	Abstentions/Broker Non-Votes
	5,095,021.581	399,804.553	0

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

13

JP Morgan Enhanced Index

UNDERSTANDING YOUR FUND'S EXPENSES
(unaudited)

SHAREHOLDER EXPENSES

The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at January 1, 2005 and held for the entire period until June 30, 2005.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, note that the expenses shown in the table are meant to highlight your ongoing costs and do not reflect any transaction costs.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period (a)
Initial Class
Actual	$1,000.00	$990.70	0.81%	$4.00
Hypothetical (b)	1,000.00	1,020.78	0.81	4.06
Service Class
Actual	1,000.00	989.30	1.06	5.23
Hypothetical (b)	1,000.00	1,019.54	1.06	5.31

(a)  Expenses are calculated using the Fund's annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by number of days in the period (181 days), and divided by the number of days in the year (365 days).

(b)  5% return per year before expenses.

GRAPHICAL PRESENTATION OF SCHEDULE OF INVESTMENTS
By Sector
At June 30, 2005

This chart shows the percentage breakdown by sector of the Fund's total investment securities.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

1

J.P. Morgan Enhanced Index

SCHEDULE OF INVESTMENTS
At June 30, 2005
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (0.1%)
U.S. Treasury Note 1.63%, due 02/28/2006 (a)	$200	$198
Total U.S. Government Obligations (cost: $198)		198
	Shares	Value
COMMON STOCKS (99.3%)
Aerospace (0.9%)
Lockheed Martin Corp.	800	$52
Northrop Grumman Corp.	24,900	1,376
United Technologies Corp.	8,400	431
Air Transportation (0.3%)
FedEx Corp.	7,800	632
Amusement & Recreation Services (0.1%)
Disney (Walt) Co. (The)	2,100	53
Station Casinos, Inc.	1,300	86
Apparel & Accessory Stores (0.9%)
Abercrombie & Fitch Co.–Class A (b)	7,300	502
Kohl's Corp. (c)	25,400	1,420
Ross Stores, Inc.	1,400	40
Apparel Products (0.2%)
Jones Apparel Group, Inc.	12,100	376
Automotive (0.3%)
Harley-Davidson, Inc.	5,500	273
Lear Corp. (b)	10,800	393
Beverages (2.5%)
Anheuser-Busch Cos., Inc.	2,200	101
Coca-Cola Co. (The)	85,500	3,570
Coca-Cola Enterprises, Inc.	10,100	222
PepsiCo, Inc.	22,500	1,213
Business Credit Institutions (0.8%)
CIT Group, Inc.	27,100	1,164
Fannie Mae	900	53
Freddie Mac	7,100	463
Business Services (0.6%)
eBay, Inc. (c)	36,100	1,192
First Data Corp.	100	4
Chemicals & Allied Products (4.0%)
Air Products & Chemicals, Inc.	22,800	1,375
Nalco Holding Co. (b)(c)	34,000	667
Praxair, Inc.	23,100	1,076
Procter & Gamble Co.	73,700	3,888
Rohm & Haas Co.	30,300	1,404
Commercial Banks (10.8%)
Bank of America Corp.	70,100	3,197
Bank of New York Co., Inc. (The)	4,400	127

	Shares	Value
Commercial Banks (continued)
BB&T Corp.	2,900	$116
Citigroup, Inc.	144,500	6,680
KeyCorp	100	3
Marshall & IIsley Corp.	2,400	107
MBNA Corp.	110,500	2,891
Mellon Financial Corp.	10,400	298
North Fork Bancorp, Inc.	31,800	893
PNC Financial Services Group, Inc.	2,000	109
State Street Corp.	47,500	2,292
TCF Financial Corp.	500	13
US Bancorp (b)	96,700	2,824
Wells Fargo & Co.	43,100	2,654
Zions Bancorp	3,900	287
Communication (1.7%)
American Tower Corp.–Class A (b)(c)	2,100	44
EchoStar Communications Corp.–Class A (b)	14,300	431
Viacom, Inc.–Class B	92,500	2,962
Communications Equipment (2.3%)
Corning, Inc. (c)	119,700	1,989
Motorola, Inc.	50,300	918
QUALCOMM, Inc.	56,800	1,875
Computer & Data Processing Services (4.8%)
Affiliated Computer Services, Inc.–Class A (b)(c)	16,600	848
Juniper Networks, Inc. (c)	17,600	443
Microsoft Corp.	248,300	6,168
NCR Corp. (c)	7,400	260
Oracle Corp. (c)	169,100	2,232
Computer & Office Equipment (4.1%)
Cisco Systems, Inc. (c)	186,600	3,566
Dell, Inc. (c)	40,900	1,616
EMC Corp. (c)	35,000	480
Hewlett-Packard Co.	9,500	223
International Business Machines Corp.	29,600	2,196
Lexmark International, Inc. (c)	8,600	558
Seagate Technology Inc.–Escrow Shares (c)(e)	8,700	–	(d)
Construction (0.1%)
Centex Corp.	2,600	184
Cosmetics/Personal Care (0.8%)
Gillette Co. (The)	32,700	1,656
Department Stores (0.5%)
Federated Department Stores, Inc. (b)	13,100	960
Foot Locker, Inc.	4,600	125
Drug Stores & Proprietary Stores (0.2%)
CVS Corp.	14,900	433

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

2

J.P. Morgan Enhanced Index

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2005
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
Electric Services (3.2%)
CMS Energy Corp. (b)(c)	21,600	$325
Consolidated Edison, Inc. (b)	6,800	319
Constellation Energy Group, Inc.	11,900	687
Dominion Resources, Inc.	23,000	1,688
Edison International	12,200	495
FPL Group, Inc.	4,900	206
Northeast Utilities	6,200	129
Pinnacle West Capital Corp.	11,500	511
PPL Corp.	17,600	1,045
SCANA Corp.	3,700	158
Xcel Energy, Inc. (b)	53,000	1,035
Electric, Gas & Sanitary Services (0.4%)
Entergy Corp.	1,500	113
PG&E Corp.	16,400	616
Wisconsin Energy Corp.	3,100	121
Electronic & Other Electric Equipment (3.9%)
General Electric Co.	232,600	8,060
Electronic Components & Accessories (4.1%)
Altera Corp. (c)	27,000	535
Analog Devices, Inc. (b)	39,200	1,463
Broadcom Corp.–Class A (c)	10,400	369
Intel Corp.	58,100	1,514
Intersil Corp.–Class A	5,600	105
Linear Technology Corp.	12,200	448
Maxim Integrated Products, Inc.	8,500	325
Microchip Technology, Inc.	12,100	358
Tyco International, Ltd.	95,300	2,783
Xilinx, Inc.	29,100	742
Entertainment (0.2%)
International Game Technology	17,600	495
Fabricated Metal Products (0.3%)
Fortune Brands, Inc.	6,200	551
Food & Kindred Products (1.9%)
Altria Group, Inc.	60,800	3,931
Furniture & Fixtures (0.5%)
Johnson Controls, Inc.	17,400	980
Furniture & Home Furnishings Stores (0.1%)
Bed Bath & Beyond, Inc. (c)	4,700	196
Gas Production & Distribution (0.0%)
Dynegy, Inc.–Class A (c)	8,200	40
Health Services (0.3%)
HCA, Inc.	12,600	714

	Shares	Value
Holding & Other Investment Offices (0.2%)
Duke Realty Corp. REIT	2,900	$92
Kimco Realty Corp. REIT	2,300	135
Mack-Cali Realty Corp. REIT	4,600	208
Hotels (0.1%)
Host Marriott Corp.	15,700	275
Hotels & Other Lodging Places (0.3%)
Hilton Hotels Corp.	1,100	26
Marriott International, Inc.–Class A	6,700	457
MGM Mirage, Inc. (c)	600	24
Starwood Hotels & Resorts Worldwide, Inc.	600	35
Industrial Machinery & Equipment (1.7%)
Baker Hughes, Inc.	18,100	926
Caterpillar, Inc.	2,300	219
Deere & Co.	15,200	995
Eaton Corp.	17,400	1,042
SPX Corp.	8,000	368
Instruments & Related Products (0.9%)
Bausch & Lomb, Inc.	11,200	930
Danaher Corp. (b)	10,500	550
Raytheon Co.	12,300	481
Insurance (4.4%)
Aetna, Inc.	18,200	1,507
AFLAC, Inc.	18,300	792
AMBAC Financial Group, Inc.	22,800	1,591
American International Group, Inc.	10,000	581
Assurant, Inc.	9,100	329
Cigna Corp.	700	75
MBIA, Inc. (b)	10,800	641
Progressive Corp. (The)	1,500	148
W.R. Berkley Corp.	18,900	674
WellPoint, Inc. (c)	40,800	2,841
Insurance Agents, Brokers & Service (0.9%)
Hartford Financial Services Group, Inc. (The)	25,800	1,929
Leather & Leather Products (0.2%)
Coach, Inc. (c)	9,700	326
Life Insurance (1.1%)
Genworth Financial, Inc.–Class A (b)	26,800	810
Metlife, Inc.	26,100	1,173
Protective Life Corp.	1,300	55
Torchmark Corp.	4,700	245
Lumber & Other Building Materials (2.1%)
Home Depot, Inc. (The)	60,900	2,369
Lowe's Cos., Inc. (b)	33,400	1,945

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

3

J.P. Morgan Enhanced Index

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2005
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
Medical Instruments & Supplies (2.0%)
Biomet, Inc.	7,800	$270
Boston Scientific Corp. (b)(c)	65,200	1,760
Guidant Corp.	15,500	1,043
Zimmer Holdings, Inc. (c)	15,300	1,165
Mortgage Bankers & Brokers (0.6%)
Countrywide Financial Corp.	33,800	1,305
Motion Pictures (1.1%)
News Corp., Inc.–Class A	106,100	1,717
Time Warner, Inc. (c)	34,500	576
Oil & Gas Extraction (2.5%)
Anadarko Petroleum Corp.	6,900	567
Apache Corp.	10,000	646
Devon Energy Corp.	3,600	182
EOG Resources, Inc. (b)	10,500	596
Kerr-McGee Corp.	300	23
Occidental Petroleum Corp.	17,100	1,316
Pride International, Inc. (b)(c)	4,000	103
Rowan Cos., Inc.	12,700	377
Unocal Corp. (b)	21,300	1,386
Paper & Allied Products (1.3%)
3M Co.	32,600	2,357
Smurfit-Stone Container Corp.	34,200	348
Personal Credit Institutions (0.1%)
Capital One Financial Corp. (b)	3,100	248
Petroleum Refining (5.5%)
Chevron Corp.	23,900	1,336
ConocoPhillips	48,000	2,760
Exxon Mobil Corp.	122,100	7,017
Valero Energy Corp.	5,300	419
Pharmaceuticals (8.5%)
Amgen, Inc. (c)	39,800	2,406
Bristol-Myers Squibb Co. (b)	14,900	372
Forest Laboratories, Inc. (c)	30,000	1,166
Gilead Sciences, Inc. (c)	14,900	655
Johnson & Johnson	65,900	4,284
Lilly (Eli) & Co.	22,800	1,270
McKesson Corp.	11,000	493
Medco Health Solutions, Inc. (c)	6,900	368
Medicis Pharmaceutical Corp.–Class A (b)	10,600	336
OSI Pharmaceuticals, Inc. (c)	19,000	777
Pfizer, Inc.	87,200	2,405
Schering-Plough Corp. (b)	1,200	23
Sepracor, Inc. (b)(c)	24,400	1,464
Watson Pharmaceuticals, Inc. (c)	4,800	142
Wyeth	32,600	1,451

	Shares	Value
Primary Metal Industries (0.6%)
Alcoa, Inc.	32,600	$852
Nucor Corp.	1,700	78
United States Steel Corp. (b)	9,100	313
Printing & Publishing (1.5%)
Gannett Co., Inc.	29,000	2,063
Scripps (E.W.) Co. (The) (b)	22,200	1,083
Tribune Co.	1,300	46
Railroads (0.6%)
CSX Corp.	25,200	1,075
Norfolk Southern Corp.	4,300	133
Residential Building Construction (0.2%)
Lennar Corp.–Class A	7,900	501
Restaurants (0.5%)
McDonald's Corp.	33,000	916
Yum! Brands, Inc.	1,300	68
Retail Trade (0.2%)
Staples, Inc.	22,100	471
Rubber & Misc. Plastic Products (0.8%)
NIKE, Inc.–Class B	18,200	1,576
Savings Institutions (0.7%)
Hudson City Bancorp, Inc. (b)	19,100	218
Washington Mutual, Inc. (b)	29,000	1,180
Security & Commodity Brokers (2.5%)
American Express Co.	4,600	245
Charles Schwab Corp. (The)	27,500	310
E*TRADE Financial Corp. (c)	3,500	49
Goldman Sachs Group, Inc. (The)	20,000	2,040
Merrill Lynch & Co., Inc.	1,800	99
Morgan Stanley	47,600	2,498
Telecommunications (3.1%)
AT&T Corp.	4,300	82
MCI, Inc. (b)	19,800	509
Nextel Communications, Inc.–Class A (b)(c)	17,500	565
SBC Communications, Inc.	51,500	1,223
Sprint Corp. (FON Group) (b)	44,300	1,111
Verizon Communications, Inc.	87,600	3,027
Textile Mill Products (0.3%)
Mohawk Industries, Inc. (b)(c)	7,600	627
Toys, Games & Hobbies (0.0%)
Hasbro, Inc.	100	2
Mattel, Inc.	3,700	68
Trucking & Warehousing (0.6%)
United Parcel Service, Inc.–Class B	17,800	1,231

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

4

J.P. Morgan Enhanced Index

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2005
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
Variety Stores (1.9%)
Dollar General Corp.	8,400	$171
Family Dollar Stores, Inc. (b)	3,300	86
Target Corp.	29,000	1,578
Wal-Mart Stores, Inc.	42,200	2,034
Warehouse (0.2%)
Prologis	11,500	463
Water Transportation (0.7%)
Carnival Corp. (b)	25,700	1,402
Wholesale Trade Nondurable Goods (0.6%)
SYSCO Corp.	31,900	1,154
Total Common Stocks (cost: $184,652)		206,811
	Principal	Value
SHORT-TERM U.S. GOVERNMENT OBLIGATIONS (0.4%)
U.S. Treasury Bill
2.82%, due 08/25/2005	$435	$433
2.90%, due 09/01/2005	448	446
Total Short-Term U.S. Government Obligations (cost: $879)		879
SECURITY LENDING COLLATERAL (11.5%)
Debt (10.2%)
Bank Notes (0.6%)
Bank of America 3.27%, due 07/18/2005 (f) 3.27%, due 08/30/2005 (f)	232 271	232 271
Bear Stearns & Co. 3.57%, due 09/08/2005 (f) 3.57%, due 12/06/2005 (f)	348 116	348 116
Credit Suisse First Boston Corp. 3.15%, due 09/09/2005 (f) 3.44%, due 03/10/2006 (f)	116 116	116 116
Certificates Of Deposit (0.2%)
Canadian Imperial Bank of Commerce 3.40%, due 11/04/2005 (f) 3.41%, due 05/18/2006 (f)	126 290	126 290
Commercial Paper (1.9%)
Compass Securitization–144A 3.27%, due 07/22/2005	201	201
Fairway Finance Corp.–144A 3.27%, due 07/28/2005	290	290
General Electric Capital Corp. 3.25%, due 07/08/2005	345	345
Grampian Funding LLC–144A 3.28%, due 07/13/2005	232	232
Greyhawk Funding LLC–144A 3.31%, due 08/09/2005	290	290

	Principal	Value
Certificates Of Deposit (continued)
Jupiter Securitization Corp.–144A 3.28%, due 08/02/2005	$578	$578
Morgan Stanley Dean Witter & Co. 3.52%, due 12/07/2005 (f) 3.51%, due 12/09/2005 (f)	755 731	755 731
Park Avenue Receivables Corp.–144A 3.23%, due 07/20/2005	128	128
Preferred Receivables Corp.–144A 3.28%, due 07/08/2005	331	331
Ranger Funding Co LLC–144A 3.26%, due 07/07/2005	116	116
Euro Dollar Overnight (1.3%)
Bank of Montreal 3.01%, due 07/01/2005	535	535
BNP Paribas 3.00%, due 07/01/2005	316	316
Calyon 3.09%, due 07/01/2005 3.31%, due 07/01/2005	280 290	280 290
Fortis Bank 3.11%, due 07/05/2005 3.27%, due 07/07/2005	40 290	40 290
National Australia Bank 3.38%, due 07/01/2005 3.26%, due 07/06/2005	581 53	581 53
Rabobank Nederland 3.35%, due 07/01/2005	290	290
Euro Dollar Terms (3.1%)
ABN Amro Bank NV 3.25%, due 08/05/2005	232	232
Bank of Nova Scotia 3.11%, due 07/11/2005 3.16%, due 07/15/2005	405 290	405 290
Barclays 3.16%, due 07/14/2005 3.25%, due 07/27/2005	174 348	174 348
Citigroup 3.09%, due 07/22/2005	209	209
Dexia Group 3.21%, due 07/20/2005 3.24%, due 07/21/2005	232 183	232 183
First Tennessee National Corp. 3.22%, due 08/09/2005	58	58
Fortis Bank 3.25%, due 08/04/2005	6	6
HBOS Halifax Bank of Scotland 3.15%, due 08/08/2005	116	116

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

5

J.P. Morgan Enhanced Index

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2005
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
Euro Dollar Terms (continued)
Nordea Bank Finland PLC (NY Branch) 3.24%, due 08/03/2005	$232	$232
Rabobank Nederland 3.25%, due 08/08/2005	290	290
Royal Bank of Canada 3.25%, due 08/05/2005	279	279
Royal Bank of Scotland 3.29%, due 07/12/2005 3.25%, due 08/04/2005 3.31%, due 08/09/2005	871 232 361	871 232 361
Societe Generale 3.28%, due 08/01/2005	569	569
The Bank of the West 3.27%, due 07/27/2005	38	38
Toronto Dominion Bank 3.25%, due 08/02/2005	348	348
Wells Fargo & Co. 3.27%, due 07/21/2005 3.27%, due 08/01/2005	472 407	472 407
Promissory Notes (0.0%)
Goldman Sachs Group Inc.
3.32%, due 12/28/2005	47	47
Repurchase Agreements (3.1%) (g)
Credit Suisse First Boston Corp. 3.48% Repurchase Agreement dated 06/30/2005 to be repurchased at $1,431 on 07/01/2005	1,431	1,431
Goldman Sachs Group, Inc. (The) 3.48% Repurchase Agreement dated 06/30/2005 to be repurchased at $2,854 on 07/01/2005	2,854	2,854
Lehman Brothers, Inc. 3.48% Repurchase Agreement dated 06/30/2005 to be repurchased at $116 on 07/01/2005	116	116
Merrill Lynch & Co. 3.48% Repurchase Agreement dated 06/30/2005 to be repurchased at $1,266 on 07/01/2005	1,266	1,266
Morgan Stanley Dean Witter & Co. 3.54% Repurchase Agreement dated 06/30/2005 to be repurchased at $871 on 07/01/2005	871	871

	Shares	Value
Investment Companies (1.3%)
Money Market Funds (1.3%)
American Beacon Funds 1-day yield of 3.18%	310,696	$311
Barclays Global Investors Institutional Money Market Fund 1-day yield of 3.25%	1,273,700	1,274
Goldman Sachs Financial Square Prime Obligations Fund 1-day yield of 3.08%	18,871	19
Merrimac Cash Fund, Premium Class 1-day yield of 3.04% (h)	1,192,109	1,192
Total Security Lending Collateral (cost: $24,020)		24,020
Total Investment Securities (cost: $209,749)		$231,908
SUMMARY:
Investments, at value	111.3%	$231,908
Liabilities in excess of other assets	(11.3)%	(23,523)
Net assets	100.0%	$208,385
FUTURES CONTRACTS:

	Contracts	Settlement Date	Amount	Net Unrealized Appreciation (Depreciation)
S&P 500 Index	5	09/15/2005	$1,494	$(7)

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

6

J.P. Morgan Enhanced Index

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2005
(all amounts except share amounts in thousands)
(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

(a)  At June 30, 2005, all or a portion of this security is segregated with the custodian to cover margin requirements for open futures contracts. The value of all securities segregated at June 30, 2005 is $198.

(b)  At June 30, 2005, all or a portion of this security is on loan (see Note 1). The value at June 30, 2005, of all securities on loan is $23,311.

(c)  No dividends were paid during the preceding twelve months.

(d)  Value is less than $1.

(e)  Securities valued as determined in good faith in accordance with procedure established by the Fund's Board of Trustees.

(f)  Floating or variable rate note. Rate is listed as of June 30, 2005.

(g)  Cash collateral for the Repurchase Agreements, valued at $6,668, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00%–10.325% and 9/15/2005–12/31/2049, respectively.

(h)  Regulated investment company advised by Investors Bank and Trust Co. ("IBT"). IBT is also the accounting, custody and lending agent for the Fund.

DEFINITIONS:

144A  144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2005, these securities aggregated $2,166 or 1.0% of the net assets of the Fund.

REIT  Real Estate Investment Trust

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

7

J.P. Morgan Enhanced Index

STATEMENT OF ASSETS AND LIABILITIES
At June 30, 2005
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
Investment securities, at value (cost: $209,749) (including securities loaned of $23,311)	$231,908
Cash	453
Receivables:
Investment securities sold	655
Shares sold	32
Interest	4
Dividends	306
233,358
Liabilities:
Investment securities purchased	647
Accounts payable and accrued liabilities:
Shares redeemed	150
Management and advisory fees	130
Service fees	1
Payable for collateral for securities on loan	24,020
Variation margin	9
Other	16
24,973
Net Assets	$208,385
Net Assets Consist of:
Capital stock, 50,000 shares authorized ($.01 par value)	$150
Additional paid-in capital	201,888
Undistributed net investment income (loss)	3,722
Accumulated net realized gain (loss) from investment securities and futures contracts	(19,527)
Net unrealized appreciation (depreciation) on:
Investment securities	22,159
Futures contracts	(7)
Net Assets	$208,385
Net Assets by Class:
Initial Class	$202,230
Service Class	6,155
Shares Outstanding:
Initial Class	14,540
Service Class	442
Net Asset Value and Offering Price Per Share:
Initial Class	$13.91
Service Class	13.93

STATEMENT OF OPERATIONS
For the period ended June 30, 2005
(all amounts in thousands)
(unaudited)

Investment Income:
Interest	$17
Dividends	1,871
Income from loaned securities–net	8
1,896
Expenses:
Management and advisory fees	819
Printing and shareholder reports	8
Custody fees	20
Administration fees	22
Legal fees	1
Audit fees	7
Trustees fees	4
Other	1
Service fees:
Service Class	8
Total expenses	890
Net Investment Income (Loss)	1,006
Net Realized Gain (Loss) from:
Investment securities	8,047
Futures contracts	48
8,095
Net Increase (Decrease) in Unrealized Appreciation (Depreciation) on:
Investment securities	(11,854)
Futures contracts	(52)
(11,906)
Net Gain (Loss) on Investments and Futures Contracts	(3,811)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(2,805)

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

8

J.P. Morgan Enhanced Index

STATEMENTS OF CHANGES IN NET ASSETS
For the period or year ended
(all amounts in thousands)

	June 30, 2005 (unaudited)	December 31, 2004
Increase (Decrease) In Net Assets From:
Operations:
Net investment income (loss)	$1,006	$2,730
Net realized gain (loss) from investment securities and futures contracts	8,095	15,953
Net unrealized appreciation (depreciation) on investment securities and futures contracts	(11,906)	5,419
	(2,805)	24,102
Distributions to Shareholders:
From net investment income:
Initial Class	–	(1,742)
Service Class	–	(13)
	–	(1,755)
Capital Share Transactions:
Proceeds from shares sold:
Initial Class	11,235	33,554
Service Class	1,790	6,056
	13,025	39,610
Dividends and distributions reinvested:
Initial Class	–	1,742
Service Class	–	13
	–	1,755
Cost of shares redeemed:
Initial Class	(37,331)	(59,882)
Service Class	(1,898)	(1,102)
	(39,229)	(60,984)
	(26,204)	(19,619)
Net increase (decrease) in net assets	(29,009)	2,728
Net Assets:
Beginning of period	237,394	234,666
End of period	$208,385	$237,394
Undistributed Net Investment Income (Loss)	$3,722	$2,716

	June 30, 2005 (unaudited)	December 31, 2004
Share Activity:
Shares issued:
Initial Class	817	2,578
Service Class	129	462
	946	3,040
Shares issued–reinvested from distributions:
Initial Class	–	141
Service Class	–	1
	–	142
Shares redeemed:
Initial Class	(2,729)	(4,594)
Service Class	(137)	(85)
	(2,866)	(4,679)
Net increase (decrease) in shares outstanding:
Initial Class	(1,912)	(1,875)
Service Class	(8)	378
	(1,920)	(1,497)

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

9

J.P. Morgan Enhanced Index

FINANCIAL HIGHLIGHTS

(unaudited for the period ended June 30, 2005)

		For a share outstanding throughout each period (a)
		Net Asset	Investment Operations			Distributions			Net Asset
	For the Period Ended (b)	Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total Operations	From Net Investment Income	From Net Realized Gains	Total Distributions	Value, End of Period
Initial Class	6/30/2005	$14.04	$0.06	$(0.19)	$(0.13)	$–	$–	$–	$13.91
	12/31/2004	12.75	0.15	1.24	1.39	(0.10)	–	(0.10)	14.04
	12/31/2003	9.94	0.10	2.77	2.87	(0.06)	–	(0.06)	12.75
	12/31/2002	13.24	0.08	(3.33)	(3.25)	(0.05)	–	(0.05)	9.94
	12/31/2001	15.13	0.06	(1.86)	(1.80)	(0.09)	–	(0.09)	13.24
	12/31/2000	18.16	0.07	(1.99)	(1.92)	(0.08)	(1.03)	(1.11)	15.13
Service Class	6/30/2005	14.08	0.05	(0.20)	(0.15)	–	–	–	13.93
	12/31/2004	12.79	0.17	1.19	1.36	(0.07)	–	(0.07)	14.08
	12/31/2003	10.43	0.06	2.31	2.37	(0.01)	–	(0.01)	12.79

			Ratios/Supplemental Data
	For the Period	Total	Net Assets, End of Period	Ratio of Expenses to Average Net Assets (f)		Net Investment Income (Loss) to Average	Portfolio Turnover
	Ended (b)	Return (c)(g)	(000's)	Net (d)	Total (e)	Net Assets (f)	Rate (g)
Initial Class	6/30/2005	(0.93)%	$202,230	0.81%	0.81%	0.93%	21%
	12/31/2004	11.02	231,055	0.80	0.80	1.18	48
	12/31/2003	28.94	233,744	0.82	0.82	0.91	52
	12/31/2002	(24.59)	159,257	0.85	0.85	0.72	56
	12/31/2001	(11.98)	150,777	0.87	0.87	0.43	56
	12/31/2000	(10.92)	156,517	0.87	0.87	0.53	68
Service Class	6/30/2005	(1.07)	6,155	1.06	1.06	0.69	21
	12/31/2004	10.71	6,339	1.06	1.06	1.33	48
	12/31/2003	22.71	922	1.06	1.06	0.74	52

NOTES TO FINANCIAL HIGHLIGHTS

(a)  Per share information is calculated based on average number of shares outstanding.

(b)  J.P. Morgan Enhanced Index (the "Fund") share classes commenced operations as follows:

Initial Class – May 2, 1997
    Service Class – May 1, 2003

(c)  Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.

(d)  For the period ended June 30, 2005 and for the years ended December 31, 2004 and December 31, 2003, Ratio of Net Expenses to Average Net Assets is net of fee waivers and reimbursements by the investment adviser, if any (see note 2).

  For the year ended December 31, 2002, Ratio of Net Expenses to Average Net Assets is net of fees paid indirectly. For the year ended December 31, 2001 and prior years, Ratio of Net Expenses to Average Net Assets is net of fees paid indirectly and credits allowed by the custodian.

(e)  Ratio of Total Expenses to Average Net Assets includes all expenses before fee waivers and reimbursements by the investment adviser.

(f)  Annualized.

(g)  Not annualized for periods of less than one year.

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

10

J.P. Morgan Enhanced Index

NOTES TO FINANCIAL STATEMENTS
At June 30, 2005
(all amounts in thousands)
(unaudited)

NOTE 1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The AEGON/Transamerica Series Trust ("ATST") is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. ATST serves as a funding vehicle for variable life insurance, variable annuity and group annuity products. J.P. Morgan Enhanced Index ("the Fund"), part of ATST, began operations as part of the Endeavor Series Trust on May 2, 1997. The Fund became part of ATST on May 1, 2002.

Effective May 1, 2005, AEGON/Transamerica Series Fund, Inc. changed its name to AEGON/Transamerica Series Trust.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties, which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

See the Prospectus and Statement of Additional Information for a description of the Fund's investment objective.

In preparing the Fund's financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP"), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following policies were consistently followed by the Fund, in accordance with GAAP.

Multiple class operations and expenses: The Fund currently offers two classes of shares, an Initial Class and a Service Class. Income, non-class specific expenses and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

Pricing of shares: The Fund prices its shares on the basis of the net asset value of each class of shares of the Fund, which is determined as of the close of the New York Stock Exchange ("NYSE") (generally 4:00 p.m. Eastern Time) on each day on which the NYSE is open for trading.

Security valuations: Fund investments traded on an exchange are valued at the closing price on the day of valuation on the exchange where the security is principally traded. With respect to securities traded on the NASDAQ/NMS, such closing price may be the last reported sales price or the NASDAQ official closing price.

Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last quoted bid price.

Debt securities are valued by independent pricing services at the last quoted bid price; however, those that mature in sixty days or less are valued at amortized cost, which approximates market.

Investment company securities are valued at net asset value of the underlying portfolio.

Other securities for which quotations are not readily available are valued at fair market value as determined in good faith using guidelines adopted by the Board of Trustees, under the supervision of the Fund's Valuation Committee. These guidelines may include: the type of security; any restrictions on its resale; financial or business news of the issuer; similar or related securities that are actively trading; related corporate actions; and other significant events occurring after the close of trading in the security.

Cash: The Fund may leave cash overnight in its cash account with the custodian, Investors Bank & Trust Company ("IBT"). IBT has been contracted on behalf of the Fund to invest the excess cash into a savings account, which at June 30, 2005, was paying an interest rate of 2.02%.

Throughout the six months, the Fund may have a cash overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate.

Repurchase agreements: The Fund is authorized to enter into repurchase agreements. The Fund, through IBT, receives delivery of the underlying securities, the value of which at the time of purchase is required to be an amount equal to at least 100% of the resale price. Repurchase agreements involve the risk that the seller will fail to repurchase the security, as agreed. In that case, the Fund will bear the risk of value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Real Estate Investment Trusts ("REITs"): There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes and interest rates.

Dividend income is recorded at management's estimate of the income included in distributions from the REIT investments. Distributions received in excess of the estimated amount are recorded as a reduction of the cost of investments. The actual amounts of income, return of capital and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts.

Securities lending: The Fund may lend securities to enhance fund earnings from investing cash collateral in making such loans to qualified borrowers (typically broker/dealers). The Fund has engaged its custodian

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

11

J.P. Morgan Enhanced Index

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2005
(all amounts in thousands)
(unaudited)

NOTE 1.–(continued)

bank, IBT, as a lending agent to administer its securities lending program. IBT earned $3 of program income for its services. When the Fund makes a security loan, it receives cash collateral as protection against the risk that the borrower will default on the loan, and records an asset for the cash invested collateral and a liability for the return of the collateral.

Loans of securities are required to be secured by collateral at least equal to 102% of the value of the securities at inception of the loan, and not less then 100% thereafter. The Fund may invest cash collateral in short-term money market instruments including: U.S. Treasury Bills, U.S. agency obligations, commercial paper, money market mutual funds, repurchase agreements and other highly rated, liquid investments. During the life of securities loans, the collateral and securities loaned remain subject to fluctuation in value. IBT marks to market securities loaned and the collateral each business day. If additional collateral is due (at least $1), IBT collects additional cash collateral from the borrowers. Although securities loaned will be fully collateralized at all times, IBT may experience delays in, or may be prevented from, recovering the collateral on behalf of the Fund. The Fund may recall a loaned security position at any time from the borrower through IBT. In the event the borrower fails to timely return a recalled security, IBT may indemnify the Fund by purchasing replacement securities for the Fund at its own expense and claiming the collateral to fund such a purchase. IBT absorbs the loss if the collateral value is not sufficient to cover the cost of the replacement securities. If replacement securities are not available, IBT will credit the equivalent cash value to the Fund.

While a security is on loan, the Fund does not have the right to vote that security. However, if time permits, the Fund will attempt to recall a security on loan and vote the proxy.

Income from securities lending is included in the Statement of Operations. The amount of collateral and value of securities on loan are included in the Statement of Assets and Liabilities as well as in the Schedule of Investments.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income is recorded on the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Futures contracts: The Fund may enter into futures contracts to manage exposure to market, interest rate or currency fluctuations. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. The primary risks associated with futures contracts are imperfect correlation between the change in market value of the securities held and the prices of futures contracts; the possibility of an illiquid market and inability of the counterparty to meet the contract terms.

The underlying face amount of open futures contracts at June 30, 2005, are listed in the Schedule of Investments. The variation margin receivable or payable, as applicable, is included in the Statement of Assets and Liabilities. Variation margin represents the additional payments due or excess deposits made in order to maintain the equity account at the required margin level.

Dividend distributions: Dividends and capital gains distributions are typically declared and reinvested annually and are generally paid and reinvested on the business day following the ex-date.

NOTE 2.  RELATED PARTY TRANSACTIONS

Transamerica Fund Advisors, Inc. ("TFAI") is the Fund's investment adviser. Transamerica Fund Services, Inc. ("TFS") is the Fund's administrator and transfer agent. AFSG Securities Corp. ("AFSG") is the Fund's distributor. AFSG is 100% owned by AUSA Holding Company ("AUSA"). TFAI is a directly owned subsidiary of Western Reserve Life Assurance Co. of Ohio ("WRL") (78%) and AUSA (22%). TFS is a wholly owned subsidiary of WRL (50%) and AUSA (50%). AUSA and WRL are wholly owned indirect subsidiaries of AEGON, NV, a Netherlands corporation.

Effective January 1, 2005 AEGON/Transamerica Fund Advisors, Inc. ("ATFA") was renamed Transamerica Fund Advisors, Inc. ("TFAI"); AEGON/Transamerica Fund Services, Inc. ("ATFS") and AEGON/Transamerica Investor Services, Inc. ("ATIS") merged into one entity and was renamed Transamerica Fund Services, Inc. ("TFS").

Certain officers and trustees of the Fund are also officers and/or trustees of TFAI, TFS, AFSG and WRL. No affiliated officer or trustee receives any compensation directly from the Fund.

Investment advisory fee: The Fund pays management fees to TFAI based on average daily net assets ("ANA") at the following rate:

0.75% of the first $750 million of ANA
0.70% of the next $250 million of ANA
0.65% of ANA over $1 billion

TFAI has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

0.85% Expense Limit

If total fund expenses fall below the annual expense limitation agreement agreed to by the adviser within the succeeding three years, the Fund may be required to pay that adviser a portion or all of the waived advisory fees.

There are no amounts available for recapture at June 30, 2005.

Distribution and service fees: The Fund adopted a distribution plan ("Distribution Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. Pursuant to the Distribution Plan, ATST entered into a Distribution Agreement with AFSG effective May 1, 1999.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

12

J.P. Morgan Enhanced Index

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2005
(all amounts in thousands)
(unaudited)

NOTE 2.–(continued)

Under the Distribution Plan and Distribution Agreement on the Initial Class shares, AFSG, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund's shares, amounts equal to actual expenses associated with distributing the shares.

The Distribution Plan on the Service Class shares requires ATST to pay distribution fees to AFSG as compensation for its activities, not as reimbursement for specific expenses. The fee on the Service Class is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Fund is authorized under the 12b-1 plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%

AFSG has determined that it will not seek payment by the Fund of the distribution expenses incurred with respect to the Initial Class shares before April 30, 2006. Prior to AFSG seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Fund will pay fees relating to Service Class shares.

Administrative services: The Fund has entered into an agreement with TFS for financial and legal fund administration services, which includes such items as compliance, expenses, financial statements and other reporting, distributions, tax returns, prospectus preparation, board of trustees meeting support, transfer agency and other legal matters. The Fund pays TFS an annual fee of 0.02% of average net assets. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.

Deferred compensation plan: Each eligible Fund Trustee may elect participation in the Deferred Compensation Plan for Trustees of ATST ("the Plan"). Under the Plan, such Trustees may defer payment of a percentage of their total fees earned as a Fund Trustee. These deferred amounts may be invested in any portfolio of Transamerica IDEX Mutual Funds, an affiliate of the Fund. At June 30, 2005, the value of invested plan amounts was $10. Invested plan amounts and the total liability for deferred compensation to the Trustees under the Plan at June 30, 2005, are included in Net Assets in the accompanying Statement of Assets and Liabilities.

NOTE 3.  INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the six months ended June 30, 2005, were as follows:

Purchases of securities:
Long-Term excluding U.S. Government	$46,494
U.S. Government	197
Proceeds from maturities and sales of securities:
Long-Term excluding U.S. Government	74,502
U.S. Government	-

NOTE 4.  FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments for items including, but not limited to, wash sales, financial derivatives, return of capital, REITs and capital loss carryforwards.

The capital loss carryforwards are available to offset future realized capital gains through the periods listed:

Capital Loss Carryforwards	Available through
$20,612	December 31, 2010
3,432	December 31, 2011

The aggregate cost of investments and composition of unrealized appreciation (depreciation) for federal income tax purposes as of June 30, 2005, are as follows:

Federal Tax Cost Basis	$212,753
Unrealized Appreciation	$25,842
Unrealized (Depreciation)	(6,687)
Net Unrealized Appreciation (Depreciation)	$19,155

NOTE 5.  REGULATORY PROCEEDINGS

There continues to be significant federal and state regulatory activity relating to financial services companies, particularly mutual fund companies and their investment advisers. As part of an ongoing investigation regarding potential market timing, recordkeeping and trading compliance issues and matters affecting the Fund's investment adviser, TFAI, and certain employees and affiliates of TFAI, the SEC staff has indicated that it is likely to take some action against TFAI and certain of its affiliates at the conclusion of the investigation. The potential timing and the scope of any such action is difficult to predict. Although the impact of any action brought against TFAI and/or its affiliates is difficult to assess at the present time, the Fund currently believes that the likelihood that any such action will have a material adverse impact on it is remote. It is important to note that the Fund is not aware of any allegation of wrongdoing against it and its Board at the time this semiannual report is printed. Although it is not anticipated that these developments will have an adverse impact on the Fund, there can be no assurance at this time. TFAI and its affiliates are actively working with the SEC in regard to this matter; however, the exact resolution cannot be determined at this time. TFAI will take such actions that it deems necessary or appropriate to continue providing management services to the Fund and to bring all matters to an appropriate conclusion. TFAI and/or its affiliates, and not the Fund, will bear the costs regarding these regulatory matters.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

13

J.P. Morgan Enhanced Index

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS – REVIEW AND RENEWAL (unaudited)

At a meeting of the Board of Trustees of AEGON/Transamerica Series Trust ("ATST") held on October 6, 2004, the Board considered and approved the renewal for a one-year period of the Investment Advisory Agreement between J.P. Morgan Enhanced Index (the "Portfolio") and Transamerica Fund Advisors, Inc. ("TFAI") as well as the Investment Sub-Advisory Agreement of the Portfolio between TFAI and J.P. Morgan Investment Management, Inc. (the "Sub-Adviser"). In approving the renewal of these agreements, the Board concluded that the Investment Advisory and Investment Sub-Advisory Agreements enable shareholders of the Portfolio to obtain high quality services at a cost that is appropriate, reasonable, and in the best interests of shareholders based upon the following determinations, among others:

The nature, extent and quality of the advisory service to be provided. The Board considered the nature and quality of the services provided by TFAI and the Sub-Adviser to the Portfolio in the past, as well as the services anticipated to be provided in the future. The Board concluded that TFAI and the Sub-Adviser are capable of providing high quality services to the Portfolio, as indicated by TFAI's management capabilities demonstrated with respect to the Portfolio and other portfolios managed by TFAI, TFAI's management oversight process, the professional qualifications and experience of the Sub-Adviser's portfolio management team, and the Portfolio's competitive investment performance. The Board also concluded that TFAI and the Sub-Adviser would provide the same quality and quantity of investment management and related services as before, that these services are appropriate in scope and extent in light of the Portfolio's operations, the competitive landscape of the investment company business and investor needs, and that TFAI's and the Sub-Adviser's obligations will remain the same in all respects.

The investment performance of the Portfolio. The Board concluded, based in particular on information provided by Lipper Analytics, that the Portfolio's investment performance was competitive or superior relative to comparable portfolios over trailing one-, two-, three- and five-year periods. On the basis of the Trustees' assessment of the nature, extent and quality of investment advisory and related services to be provided or procured by TFAI and the Sub-Adviser, the Trustees concluded that TFAI and the Sub-Adviser were capable of generating a level of long-term investment performance that is appropriate in light of the Portfolio's investment objective, policies and strategies and competitive with many other investment companies.

The cost of advisory services provided and the level of profitability. On the basis of the Board's review of the fees to be charged by TFAI and the Sub-Adviser for investment advisory and related services, TFAI's financial statements, the fees paid by TFAI to the Sub-Adviser, TFAI's estimated net management income resulting from its management of the Portfolio, the estimated profitability of TFAI's relationships with the Portfolio and ATST, and the estimated profitability of the Sub-Adviser's relationship with the Portfolio, the Board concluded that the level of investment advisory fees and the profitability is appropriate in light of the services provided, the management fees and overall expense ratios of comparable investment companies, and the anticipated profitability of the relationship between the Portfolio, TFAI and the Sub-Adviser. Further, on the basis of comparative information supplied by Lipper Analytics, the Board determined that the advisory fees of the Portfolio were consistent with industry averages, although the Board expressed concern over the Portfolio's higher-than-average level of operating expenses and encouraged management to attempt to reduce operating expenses over time.

The extent to which economies of scale would be realized as the Portfolio grows and whether fee levels reflect these economies of scale for the benefit of Portfolio investors. The Trustees concluded that inclusion of asset-based breakpoints in the Portfolio's advisory fee schedule appropriately benefited investors by realizing economies of scale in the form of a lower advisory fee rate as the level of Portfolio assets increases. The Board also concluded that the advisory fees appropriately reflect the Portfolio's current size, the current economic environment for TFAI, and the competitive nature of the investment company market. In addition, the Board noted that it will have the opportunity to periodically re-examine whether the Portfolio has achieved economies of scale, as well as the appropriateness of advisory fees payable to TFAI and the Sub-Adviser, in the future.

Benefits (such as soft dollars) to TFAI or the Sub-Adviser from its relationship with the Portfolio. The Board concluded that other benefits derived by TFAI or the Sub-Adviser from its relationship with the Portfolio are reasonable and fair, and are consistent with industry practice and the best interests of the Portfolio and its shareholders. In this regard, the Board noted that TFAI does not realize "soft dollar" benefits from its relationship with the Portfolio, and that the Sub-Adviser engaged in "soft dollar" arrangements consistent with applicable law and "best execution" requirements.

Other considerations. The Board also determined that TFAI had made a substantial commitment to the recruitment and retention of high quality personnel, and maintained the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and its shareholders. The Trustees also concluded that TFAI had made a significant entrepreneurial commitment to the management and success of the Portfolio, reflected by TFAI's expense limitation and fee waiver arrangement with the Portfolio, which may result in TFAI waiving a substantial amount of advisory fees for the benefit of shareholders.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

14

J.P. Morgan Enhanced Index

SUPPLEMENTAL INFORMATION (unaudited)
RESULTS OF SHAREHOLDER PROXY

At a special meeting of shareholders held on April 19, 2005, the results of the Proposals were as follows:

Proposal 1:  Approval of an Agreement and Plan of Reorganization pursuant to which AEGON/Transamerica Series Fund, Inc. will reorganize as a Delaware statutory trust.

For	Against	Abstentions/Broker Non-Votes
15,634,026.654	514,240.324	648,499.571

Proposal 2:  Approval of changes to the fundamental investment restrictions of J.P. Morgan Enhanced Index as follows:

A. Diversification	For	Against	Abstentions/Broker Non-Votes
	15,975,772.104	820,994.445	0
B. Borrowing	For	Against	Abstentions/Broker Non-Votes
	15,929,862.508	866,904.041	0
C. Senior Securities	For	Against	Abstentions/Broker Non-Votes
	15,974,966.191	821,800.358	0
D. Underwriting Securities	For	Against	Abstentions/Broker Non-Votes
	15,953,153.490	843,613.059	0
E. Real Estate	For	Against	Abstentions/Broker Non-Votes
	15,944,029.713	852,736.836	0
F. Making Loans	For	Against	Abstentions/Broker Non-Votes
	15,835,580.009	961,186.540	0
G. Concentration	For	Against	Abstentions/Broker Non-Votes
	15,957,580.695	839,185.854	0
H. Commodities	For	Against	Abstentions/Broker Non-Votes
	15,897,901.599	898,864.950	0

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

15

J.P. Morgan Mid Cap Value

UNDERSTANDING YOUR FUND'S EXPENSES
(unaudited)

SHAREHOLDER EXPENSES

The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at January 1, 2005 and held for the entire period until June 30, 2005.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, note that the expenses shown in the table are meant to highlight your ongoing costs and do not reflect any transaction costs.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period (a)
Initial Class
Actual	$1,000.00	$1,049.30	0.91%	$4.62
Hypothetical (b)	1,000.00	1,020.30	0.91	4.56
Service Class
Actual	1,000.00	1,048.10	1.16	5.89
Hypothetical (b)	1,000.00	1,019.00	1.16	5.81

(a)  Expenses are calculated using each Fund's annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by number of days in the period (181 days), and divided by the number of days in the year (365 days).

(b)  5% return per year before expenses.

GRAPHICAL PRESENTATION OF SCHEDULE OF INVESTMENTS
By Sector
At June 30, 2005

This chart shows the percentage breakdown by sector of the Fund's total investment securities.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

1

J.P. Morgan Mid Cap Value

SCHEDULE OF INVESTMENTS
At June 30, 2005
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
COMMON STOCKS (97.0%)
Apparel Products (3.9%)
Columbia Sportswear Co. (a)(b)	83,900	$4,144
V.F. Corp.	168,600	9,647
Automotive (1.6%)
Genuine Parts Co.	54,800	2,252
Harsco Corp.	63,100	3,442
Automotive Dealers & Service Stations (3.1%)
AutoNation, Inc. (a)	134,500	2,760
AutoZone, Inc. (a)	88,900	8,220
Beverages (0.8%)
Brown-Forman Corp.–Class B	44,600	2,696
Business Services (0.5%)
Magellan Health Services, Inc. (a)	45,900	1,621
Chemicals & Allied Products (5.7%)
Albemarle Corp.	121,300	4,424
Clorox Co.	45,600	2,541
International Flavors & Fragrances, Inc.	99,000	3,586
Lauder (Estee) Cos., Inc. (The)–Class A	70,400	2,755
PPG Industries, Inc.	56,000	3,515
Sherwin-Williams Co. (The)	73,800	3,475
Commercial Banks (7.2%)
Cullen/Frost Bankers, Inc.	44,700	2,130
M&T Bank Corp. (b)	62,200	6,541
North Fork Bancorp, Inc.	273,250	7,676
Northern Trust Corp. (b)	76,000	3,465
TCF Financial Corp. (b)	97,800	2,531
Wilmington Trust Corp.	91,000	3,277
Computer & Data Processing Services (2.2%)
Affiliated Computer Services, Inc.–Class A (a)	61,800	3,158
Computer Associates International, Inc. (b)	88,800	2,440
Interactive Data Corp.	106,500	2,213
Computer & Office Equipment (0.6%)
Lexmark International, Inc. (a)	31,700	2,055
Department Stores (2.0%)
May Department Stores Co. (The)	44,700	1,795
TJX Cos., Inc.	215,200	5,240
Electric Services (4.7%)
DPL, Inc.	102,500	2,814
Energy East Corp.	106,600	3,089
PPL Corp.	60,700	3,604
SCANA Corp.	84,500	3,609
Westar Energy, Inc.	148,500	3,568

	Shares	Value
Electrical Goods (1.5%)
Carlisle Cos., Inc. (b)	61,600	$4,228
Hughes Supply, Inc.	35,800	1,006
Electronic & Other Electric Equipment (1.8%)
Ametek, Inc.	72,500	3,034
Cooper Industries, Ltd.–Class A	52,200	3,336
Environmental Services (1.0%)
Republic Services, Inc.	94,200	3,392
Fabricated Metal Products (2.8%)
Crane Co.	111,100	2,922
Fortune Brands, Inc.	49,500	4,396
Parker Hannifin Corp.	42,700	2,648
Food & Kindred Products (1.6%)
Del Monte Foods Co. (a)	188,900	2,034
Hormel Foods Corp.	104,500	3,065
TreeHouse Foods, Inc. (a)	19,180	547
Furniture & Home Furnishings Stores (0.6%)
Tuesday Morning Corp. (b)	68,400	2,156
Gas Production & Distribution (5.5%)
AGL Resources, Inc.	76,000	2,937
Energen Corp.	89,800	3,147
Kinder Morgan, Inc.	102,000	8,486
Questar Corp.	46,300	3,051
UGI Corp.	73,600	2,053
Health Services (4.1%)
Coventry Health Care, Inc. (a)	97,000	6,863
Manor Care, Inc.	78,600	3,123
Omnicare, Inc.	70,400	2,987
Quest Diagnostics, Inc.	31,800	1,694
Holding & Other Investment Offices (1.3%)
PS Business Parks, Inc.	32,300	1,436
Rayonier, Inc.	57,100	3,028
Industrial Machinery & Equipment (0.7%)
American Standard Cos., Inc.	63,200	2,649
Insurance (9.5%)
Assurant, Inc.	235,200	8,491
Cincinnati Financial Corp.	61,625	2,438
IPC Holdings, Ltd.	114,200	4,525
MGIC Investment Corp.	51,900	3,385
Old Republic International Corp.	250,700	6,340
PartnerRe, Ltd.	43,200	2,783
Principal Financial Group	57,600	2,413
SAFECO Corp.	61,100	3,320

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

2

J.P. Morgan Mid Cap Value

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2005
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
Insurance Agents, Brokers & Service (0.5%)
Willis Group Holdings, Ltd.	50,900	$1,665
Medical Instruments & Supplies (0.6%)
Beckman Coulter, Inc.	33,800	2,149
Metal Cans & Shipping Containers (0.8%)
Ball Corp.	81,100	2,916
Mining (1.7%)
Vulcan Materials Co.	94,900	6,168
Motor Vehicles, Parts & Supplies (0.7%)
BorgWarner, Inc.	49,200	2,641
Oil & Gas Extraction (4.4%)
Burlington Resources, Inc.	108,700	6,005
Devon Energy Corp.	147,500	7,475
Pioneer Natural Resources Company (b)	53,700	2,260
Paper & Allied Products (1.8%)
MeadWestvaco Corp.	82,400	2,310
Pactiv Corp. (a)	189,400	4,087
Petroleum Refining (1.9%)
Ashland, Inc.	54,400	3,910
Marathon Oil Corp.	55,700	2,973
Pharmaceuticals (0.7%)
Sigma-Aldrich Corp.	44,900	2,516
Printing & Publishing (4.3%)
Dex Media, Inc.	150,100	3,664
Gannett Co., Inc.	75,200	5,349
Knight-Ridder, Inc. (b)	27,700	1,699
Scripps (E.W.) Co. (The)	70,568	3,444
Washington Post–Class B	1,400	1,169
Real Estate (1.5%)
Brookfield Properties Co. (b)	120,250	3,463
Forest City Enterprises, Inc.–Class A	24,100	1,711
Restaurants (2.2%)
Applebees International, Inc.	104,700	2,773
Outback Steakhouse, Inc. (b)	108,200	4,895
Retail Trade (0.9%)
Tiffany & Co.	100,400	3,289
Savings Institutions (2.8%)
Golden West Financial Corp. (b)	110,200	7,095
Webster Financial Corp.	64,400	3,007
Security & Commodity Brokers (1.8%)
Legg Mason, Inc.	33,200	3,456
T. Rowe Price Group, Inc.	48,000	3,005

	Shares	Value
Telecommunications (4.9%)
ALLTEL Corp. (b)	118,100	$7,355
CenturyTel, Inc.	198,400	6,871
Telephone & Data Systems, Inc. (b)	84,100	3,317
Textile Mill Products (0.6%)
Mohawk Industries, Inc. (a)(b)	27,900	2,302
Variety Stores (1.1%)
Family Dollar Stores, Inc. (b)	144,300	3,766
Wholesale Trade Nondurable Goods (1.1%)
Dean Foods Co. (a)	106,100	3,739
Total Common Stocks (cost: $317,297)		344,640
	Principal	Value
SECURITY LENDING COLLATERAL (10.0%)
Debt (8.8%)
Bank Notes (0.5%)
Bank of America
3.27%, due 07/18/2005 (c)	$342	$342
3.27%, due 08/30/2005 (c)	398	398
Bear Stearns & Co. 3.57%, due 09/08/2005 (c) 3.57%, due 12/06/2005 (c)	513 171	513 171
Credit Suisse First Boston Corp. 3.15%, due 09/09/2005 (c) 3.44%, due 03/10/2006 (c)	171 171	171 171
Certificates Of Deposit (0.2%)
Canadian Imperial Bank of Commerce 3.40%, due 11/04/2005 (c) 3.41%, due 05/18/2006 (c)	186 427	186 427
Commercial Paper (1.7%)
Compass Securitization–144A 3.27%, due 07/22/2005	296	296
Fairway Finance Corp.–144A 3.27%, due 07/28/2005	427	427
General Electric Capital Corp. 3.25%, due 07/08/2005	507	507
Grampian Funding LLC–144A 3.28%, due 07/13/2005	342	342
Greyhawk Funding LLC–144A 3.31%, due 08/09/2005	427	427
Jupiter Securitization Corp.–144A 3.28%, due 08/02/2005	851	851
Morgan Stanley Dean Witter & Co. 3.52%, due 12/07/2005 (c) 3.51%, due 12/09/2005 (c)	1,111 1,077	1,111 1,077

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

3

J.P. Morgan Mid Cap Value

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2005
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
Commercial Paper (continued)
Park Avenue Receivables Corp.–144A 3.23%, due 07/20/2005	$189	$189
Preferred Receivables Corp.–144A 3.28%, due 07/08/2005	487	487
Ranger Funding Co LLC–144A 3.26%, due 07/07/2005	171	171
Euro Dollar Overnight (1.1%)
Bank of Montreal 3.01%, due 07/01/2005	788	788
BNP Paribas 3.00%, due 07/01/2005	465	465
Calyon 3.09%, due 07/01/2005 3.31%, due 07/01/2005	412 427	412 427
Fortis Bank 3.11%, due 07/05/2005 3.27%, due 07/07/2005	58 427	58 427
National Australia Bank 3.38%, due 07/01/2005 3.26%, due 07/06/2005	854 79	854 79
Rabobank Nederland 3.35%, due 07/01/2005	427	427
Euro Dollar Terms (2.6%)
ABN Amro Bank NV 3.25%, due 08/05/2005	342	342
Bank of Nova Scotia 3.11%, due 07/11/2005 3.16%, due 07/15/2005	596 427	596 427
Barclays 3.16%, due 07/14/2005 3.25%, due 07/27/2005	256 513	256 513
Citigroup 3.09%, due 07/22/2005	308	308
Dexia Group 3.21%, due 07/20/2005 3.24%, due 07/21/2005	342 269	342 269
First Tennessee National Corp. 3.22%, due 08/09/2005	85	85
Fortis Bank 3.25%, due 08/04/2005	9	9
HBOS Halifax Bank of Scotland 3.15%, due 08/08/2005	171	171
Nordea Bank Finland PLC (NY Branch) 3.24%, due 08/03/2005	342	342
Rabobank Nederland 3.25%, due 08/08/2005	427	427

	Principal	Value
Euro Dollar Terms (continued)
Royal Bank of Canada 3.25%, due 08/05/2005	$410	$410
Royal Bank of Scotland 3.29%, due 07/12/2005 3.25%, due 08/04/2005 3.31%, due 08/09/2005	1,282 342 531	1,282 342 531
Societe Generale 3.28%, due 08/01/2005	837	837
The Bank of the West 3.27%, due 07/27/2005	55	55
Toronto Dominion Bank 3.25%, due 08/02/2005	513	513
Wells Fargo & Co. 3.27%, due 07/21/2005 3.27%, due 08/01/2005	694 598	694 598
Promissory Notes (0.0%)
Goldman Sachs Group Inc. 3.32%, due 12/28/2005	68	68
Repurchase Agreements (2.7%) (d)
Credit Suisse First Boston Corp. 3.48%, Repurchase Agreement dated 06/30/2005 to be repurchased at $2,107 on 07/01/2005	2,107	2,107
Goldman Sachs Group, Inc. (The) 3.48%, Repurchase Agreement dated 06/30/2005 to be repurchased at $4,201 on 07/01/2005	4,200	4,200
Lehman Brothers, Inc. 3.48%, Repurchase Agreement dated 06/30/2005 to be repurchased at $171 on 07/01/2005	171	171
Merrill Lynch & Co. 3.48%, Repurchase Agreement dated 06/30/2005 to be repurchased at $1,864 on 07/01/2005	1,864	1,864
Morgan Stanley Dean Witter & Co. 3.54%, Repurchase Agreement dated 06/30/2005 to be repurchased at $1,282 on 07/01/2005	1,282	1,282
	Shares	Value
Investment Companies (1.2%)
Money Market Funds (1.2%)
American Beacon Funds 1-day yield of 3.18%	457,340	$457

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

4

J.P. Morgan Mid Cap Value

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2005
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
Money Market Funds (continued)
Barclays Global Investors Institutional Money Market Fund 1-day yield of 3.25%	1,874,868	$1,875
Goldman Sachs Financial Square Prime Obligations Fund 1-day yield of 3.08%	27,778	28
Merrimac Cash Fund, Premium Class 1-day yield of 3.04% (e)	1,754,767	1,755
Total Security Lending Collateral (cost: $35,357)		35,357
Total Investment Securities (cost: $352,654)		$379,997

SUMMARY:
Investments, at value	107.0%	$379,997
Liabilities in excess of other assets	(7.0)%	(24,870)
Net assets	100.0%	$355,127

NOTES TO SCHEDULE OF INVESTMENTS:

(a)  No dividends were paid during the preceding twelve months.

(b)  At June 30, 2005, all or a portion of this security is on loan (see Note 1). The value at June 30, 2005, of all securities on loan is $34,365.

(c)  Floating or variable rate note. Rate is listed as of June 30, 2005.

(d)  Cash collateral for the Repurchase Agreements, valued at $9,816, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00%–10.325% and 9/15/2005–12/31/2049, respectively.

(e)  Regulated investment company advised by Investors Bank and Trust Co. ("IBT"). IBT is also the accounting, custody and lending agent for the Fund.

DEFINITIONS:

144A  144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2005, these securities aggregated $3,190 or .9% of the net assets of the Fund.

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

5

J.P. Morgan Mid Cap Value

STATEMENT OF ASSETS AND LIABILITIES
At June 30, 2005
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
Investment securities, at value (cost: $352,654) (including securities loaned of $34,365)	$379,997
Cash	10,126
Receivables:
Investment securities sold	280
Shares sold	374
Interest	24
Dividends	560
Dividend reclaims receivable	2
391,363
Liabilities:
Investment securities purchased	700
Accounts payable and accrued liabilities:
Shares redeemed	34
Management and advisory fees	127
Payable for collateral for securities on loan	35,357
Other	18
36,236
Net Assets	$355,127
Net Assets Consist of:
Capital stock, 50,000 shares authorized ($.01 par value)	$228
Additional paid-in capital	307,993
Undistributed net investment income (loss)	1,927
Undistributed net realized gain (loss) from investment securities	17,636
Net unrealized appreciation (depreciation) on investment securities	27,343
Net Assets	$355,127
Net Assets by Class:
Initial Class	$354,514
Service Class	613
Shares Outstanding:
Initial Class	22,802
Service Class	40
Net Asset Value and Offering Price Per Share:
Initial Class	$15.55
Service Class	15.48

STATEMENT OF OPERATIONS
For the period ended June 30, 2005
(all amounts in thousands)
(unaudited)

Investment Income:
Interest	$79
Dividends	2,453
Income from loaned securities–net	25
Less withholding taxes on foreign dividends	(5)
2,552
Expenses:
Management and advisory fees	1,278
Printing and shareholder reports	16
Custody fees	21
Administration fees	31
Legal fees	1
Audit fees	7
Trustees fees	5
Other	5
Service fees:
Service Class	1
Total expenses before recapture of waived expenses	1,365
Recaptured expenses	64
Net expenses	1,429
Net Investment Income (Loss)	1,123
Net Realized and Unrealized Gain (Loss):
Realized Gain (Loss) from investment securities	12,060
Increase (decrease) in unrealized appreciation (depreciation) on investment securities	2,863
Net Gain (Loss) on Investments	14,923
Net Increase (Decrease) in Net Assets Resulting from Operations	$16,046

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

6

J.P. Morgan Mid Cap Value

STATEMENTS OF CHANGES IN NET ASSETS
For the period or year ended
(all amounts in thousands)

	June 30, 2005 (unaudited)	December 31, 2004
Increase (Decrease) in Net Assets From:
Operations:
Net investment income (loss)	$1,123	$807
Net realized gain (loss) from investment securities	12,060	12,800
Net unrealized appreciation (depreciation) on investment securities	2,863	12,247
	16,046	25,854
Distributions to Shareholders:
From net investment income:
Initial Class	–	(56)
	–	(56)
Capital Share Transactions:
Proceeds from shares sold:
Initial Class	72,729	240,163
Service Class	201	404
	72,930	240,567
Dividends and distributions reinvested:
Initial Class	–	56
	–	56
Cost of shares redeemed:
Initial Class	(30,140)	(44,424)
Service Class	(88)	(303)
	(30,228)	(44,727)
	42,702	195,896
Net increase (decrease) in net assets	58,748	221,694
Net Assets:
Beginning of period	296,379	74,685
End of period	$355,127	$296,379
Undistributed Net Investment Income (Loss)	$1,927	$804

	June 30, 2005 (unaudited)	December 31, 2004
Share Activity:
Shares issued:
Initial Class	4,838	15,843
Service Class	14	30
	4,852	15,873
Shares issued–reinvested from distributions:
Initial Class	–	4
	–	4
Shares redeemed:
Initial Class	(2,014)	(1,624)
Service Class	(6)	(22)
	(2,020)	(1,646)
Net increase (decrease) in shares outstanding:
Initial Class	2,824	14,223
Service Class	8	8
	2,832	14,231

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

7

J.P. Morgan Mid Cap Value

FINANCIAL HIGHLIGHTS
(unaudited for the period ended June 30, 2005)

		For a share outstanding throughout each period (a)
		Net Asset	Investment Operations			Distributions			Net Asset
	For the Period Ended (b)	Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total Operations	From Net Investment Income	From Net Realized Gains	Total Distributions	Value, End of Period
Initial Class	6/30/2005	$14.81	$0.05	$0.69	$0.74	$–	$–	$–	$15.55
	12/31/2004	12.93	0.08	1.81	1.89	(0.01)	–	(0.01)	14.81
	12/31/2003	9.85	0.01	3.08	3.09	(0.01)	–	(0.01)	12.93
	12/31/2002	11.29	0.01	(1.45)	(1.44)	–	–	–	9.85
	12/31/2001	11.90	0.01	(0.49)	(0.48)	(0.12)	(0.01)	(0.13)	11.29
	12/31/2000	10.72	0.03	1.36	1.39	(0.21)	–	(0.21)	11.90
Service Class	6/30/2005	14.77	0.04	0.67	0.71	–	–	–	15.48
	12/31/2004	12.92	0.04	1.82	1.86	(0.01)	–	(0.01)	14.77
	12/31/2003	10.21	(0.01)	2.72	2.71	–	–	–	12.92

			Ratios/Supplemental Data
	For the Period	Total	Net Assets, End of Period	Ratio of Expenses to Average Net Assets (f)		Net Investment Income (Loss) to Average	Portfolio Turnover
	Ended (b)	Return (c)(g)	(000's)	Net (d)	Total (e)	Net Assets (f)	Rate (g)
Initial Class	6/30/2005	4.93%	$354,514	0.91%	0.87%	0.72%	23%
	12/31/2004	14.58	295,909	1.00	0.93	0.58	109
	12/31/2003	31.42	74,375	1.00	1.02	0.10	73
	12/31/2002	(12.72)	50,204	1.00	1.14	0.13	85
	12/31/2001	(3.94)	30,215	1.00	1.34	0.09	78
	12/31/2000	12.92	14,714	1.00	1.90	0.29	111
Service Class	6/30/2005	4.81	613	1.16	1.12	0.52	23
	12/31/2004	14.36	470	1.25	1.18	0.27	109
	12/31/2003	26.54	310	1.25	1.28	(0.14)	73
NOTES TO FINANCIAL HIGHLIGHTS

(a)  Per share information is calculated based on average number of shares outstanding.

(b)  J.P. Morgan Mid Cap Value (the "Fund") share classes commenced operations as follows:

Initial Class – May 3, 1999
Service Class – May 1, 2003

(c)  Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.

(d)  Ratio of Net Expenses to Average Net Assets is net of fee waivers and reimbursements by the investment adviser, if any and includes the recapture of previously waived expenses (see note 2).

(e)  Ratio of Total Expenses to Average Net Assets includes all expenses before fee waivers and reimbursements by the investment adviser and recapture of previously waived expenses.

(f)  Annualized.

(g)  Not annualized for periods of less than one year.

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

8

J.P. Morgan Mid Cap Value

NOTES TO FINANCIAL STATEMENTS
At June 30, 2005
(all amounts in thousands)
(unaudited)

NOTE 1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The AEGON/Transamerica Series Trust ("ATST") is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. ATST serves as a funding vehicle for variable life insurance, variable annuity and group annuity products. J.P. Morgan Mid Cap Value ("the Fund"), part of ATST, began operations on May 3, 1999.

Effective May 1, 2005, AEGON/Transamerica Series Fund, Inc. changed its name to AEGON/Transamerica Series Trust.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties, which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

See the Prospectus and Statement of Additional Information for a description of the Fund's investment objective.

In preparing the Fund's financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP"), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following policies were consistently followed by the Fund, in accordance with GAAP.

Multiple class operations and expenses: The Fund currently offers two classes of shares, an Initial Class and a Service Class. Income, non-class specific expenses and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

Pricing of shares: The Fund prices its shares on the basis of the net asset value of each class of shares of the Fund, which is determined as of the close of the New York Stock Exchange ("NYSE") (generally 4:00 p.m. Eastern Time) on each day on which the NYSE is open for trading.

Security valuations: Fund investments traded on an exchange are valued at the closing price on the day of valuation on the exchange where the security is principally traded. With respect to securities traded on the NASDAQ/NMS, such closing price may be the last reported sales price or the NASDAQ official closing price.

Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last quoted bid price.

Debt securities are valued by independent pricing services at the last quoted bid price; however, those that mature in sixty days or less are valued at amortized cost, which approximates market.

Investment company securities are valued at net asset value of the underlying portfolio.

Other securities for which quotations are not readily available are valued at fair market value as determined in good faith using guidelines adopted by the Board of Trustees, under the supervision of the Fund's Valuation Committee. These guidelines may include: the type of security; any restrictions on its resale; financial or business news of the issuer; similar or related securities that are actively trading; related corporate actions; and other significant events occurring after the close of trading in the security.

Cash: The Fund may leave cash overnight in its cash account with the custodian, Investors Bank & Trust Company ("IBT"). IBT has been contracted on behalf of the Fund to invest the excess cash into a savings account, which at June 30, 2005, was paying an interest rate of 2.02%.

Throughout the six months, the Fund may have a cash overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate.

Repurchase agreements: The Fund is authorized to enter into repurchase agreements. The Fund, through IBT, receives delivery of the underlying securities, the value of which at the time of purchase is required to be an amount equal to at least 100% of the resale price. Repurchase agreements involve the risk that the seller will fail to repurchase the security, as agreed. In that case, the Fund will bear the risk of value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, may place security transactions of the Fund with broker/dealers with which ATST has established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions paid by the Fund be used to pay expenses that would otherwise be borne by any other funds within ATST, or by any other party.

Securities lending: The Fund may lend securities to enhance fund earnings from investing cash collateral in making such loans to qualified borrowers (typically broker/dealers). The Fund has engaged its custodian bank, IBT, as a lending agent to administer its securities lending program. IBT earned $11 of program income for its services. When the Fund makes a security loan, it receives cash collateral as

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

9

J.P. Morgan Mid Cap Value

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2005
(all amounts in thousands)
(unaudited)

NOTE 1.–(continued)

protection against the risk that the borrower will default on the loan, and records an asset for the cash invested collateral and a liability for the return of the collateral.

Loans of securities are required to be secured by collateral at least equal to 102% of the value of the securities at inception of the loan, and not less then 100% thereafter. The Fund may invest cash collateral in short-term money market instruments including: U.S. Treasury Bills, U.S. agency obligations, commercial paper, money market mutual funds, repurchase agreements and other highly rated, liquid investments. During the life of securities loans, the collateral and securities loaned remain subject to fluctuation in value. IBT marks to market securities loaned and the collateral each business day. If additional collateral is due (at least $1), IBT collects additional cash collateral from the borrowers. Although securities loaned will be fully collateralized at all times, IBT may experience delays in, or may be prevented from, recovering the collateral on behalf of the Fund. The Fund may recall a loaned security position at any time from the borrower through IBT. In the event the borrower fails to timely return a recalled security, IBT may indemnify the Fund by purchasing replacement securities for the Fund at its own expense and claiming the collateral to fund such a purchase. IBT absorbs the loss if the collateral value is not sufficient to cover the cost of the replacement securities. If replacement securities are not available, IBT will credit the equivalent cash value to the Fund.

While a security is on loan, the Fund does not have the right to vote that security. However, if time permits, the Fund will attempt to recall a security on loan and vote the proxy.

Income from securities lending is included in the Statement of Operations. The amount of collateral and value of securities on loan are included in the Statement of Assets and Liabilities as well as in the Schedule of Investments.

Real Estate Investment Trusts ("REITs"): There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes and interest rates.

Dividend income is recorded at management's estimate of the income included in distributions from the REIT investments. Distributions received in excess of the estimated amount are recorded as a reduction of the cost of investments. The actual amounts of income, return of capital and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income is recorded on the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Dividend distributions: Dividends and capital gains distributions are typically declared and reinvested annually and are generally paid and reinvested on the business day following the ex-date.

NOTE 2.  RELATED PARTY TRANSACTIONS

Transamerica Fund Advisors, Inc. ("TFAI") is the Fund's investment adviser. Transamerica Fund Services, Inc. ("TFS") is the Fund's administrator and transfer agent. AFSG Securities Corp. ("AFSG") is the Fund's distributor. AFSG is 100% owned by AUSA Holding Company ("AUSA"). TFAI is a directly owned subsidiary of Western Reserve Life Assurance Co. of Ohio (78%) and AUSA (22%). TFS is a wholly owned subsidiary of WRL (50%) and AUSA (50%). AUSA and WRL are wholly owned indirect subsidiaries of AEGON, NV, a Netherlands corporation.

Effective January 1, 2005 AEGON/Transamerica Fund Advisors, Inc. ("ATFA") was renamed Transamerica Fund Advisors, Inc. ("TFAI"); AEGON/Transamerica Fund Services, Inc. ("ATFS") and AEGON/Transamerica Investor Services, Inc. ("ATIS") merged into one entity and was renamed Transamerica Fund Services, Inc. ("TFS").

Certain officers and trustees of the Fund are also officers and/or trustees of TFAI, TFS, AFSG and WRL. No affiliated officer or trustee receives any compensation directly from the Fund.

The following schedule reflects the percentage of fund assets owned by affiliated mutual funds (i.e. through the asset allocation funds):

	Net Assets	% of Net Assets
Asset Allocation–Conservative Portfolio	$10,370	2.92%
Asset Allocation–Growth Portfolio	85,091	23.96%
Asset Allocation–Moderate Growth Portfolio	130,904	36.86%
Asset Allocation–Moderate Portfolio	30,966	8.72%
Total	$257,331	72.46%

Investment advisory fee: The Fund pays management fees to TFAI based on average daily net assets ("ANA") at the following breakpoints:

0.85% of the first $100 million of ANA
0.80% of ANA over $100 million

TFAI has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

1.00% Expense Limit

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

10

J.P. Morgan Mid Cap Value

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2005
(all amounts in thousands)
(unaudited)

NOTE 2.–(continued)

If total fund expenses fall below the annual expense limitation agreement agreed to by the adviser within the succeeding three years, the Fund may be required to pay that adviser a portion or all of the waived advisory fees.

	Advisory Fee Waived	Available for Recapture Through
Fiscal Year 2002	$55	12/31/2005
Fiscal Year 2003	9	12/31/2006

For the six months ended June 30, 2005, the Fund recaptured $64 of previously waived expenses, $0 remain.

Distribution and service fees: The Fund adopted a distribution plan ("Distribution Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. Pursuant to the Distribution Plan, ATST entered into a Distribution Agreement with AFSG effective May 1, 1999.

Under the Distribution Plan and Distribution Agreement on the Initial Class shares, AFSG, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund's shares, amounts equal to actual expenses associated with distributing the shares.

The Distribution Plan on the Service Class shares requires ATST to pay distribution fees to AFSG as compensation for its activities, not as reimbursement for specific expenses. The fee on the Service Class is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Fund is authorized under the 12b-1 plan to pay fees on each class up to the following limits:

Initial Class  0.15%
Service Class  0.25%

AFSG has determined that it will not seek payment by the Fund of the distribution expenses incurred with respect to the Initial Class shares before April 30, 2006. Prior to AFSG seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Fund will pay fees relating to Service Class shares.

Administrative services: The Fund has entered into an agreement with TFS for financial and legal fund administration services, which includes such items as compliance, expenses, financial statements and other reporting, distributions, tax returns, prospectus preparation, board of trustees meeting support, transfer agency and other legal matters. The Fund pays TFS an annual fee of 0.02% of average net assets. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.

Deferred compensation plan: Each eligible Fund Trustee may elect participation in the Deferred Compensation Plan for Trustees of ATST ("the Plan"). Under the Plan, such Trustees may defer payment of a percentage of their total fees earned as a Fund Trustee. These deferred amounts may be invested in any portfolio of Transamerica IDEX Mutual Funds, an affiliate of the Fund. At June 30, 2005, the value of invested plan amounts was $16. Invested plan amounts and the total liability for deferred compensation to the Trustees under the Plan at June 30, 2005, are included in Net Assets in the accompanying Statement of Assets and Liabilities.

NOTE 3.  INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the six months ended June 30, 2005, were as follows:

Purchases of securities:
Long-Term excluding U.S. Government	$111,616
U.S. Government	–
Proceeds from maturities and sales of securities:
Long-Term excluding U.S. Government	71,004
U.S. Government	–

NOTE 4.  FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments for items including, but not limited to, wash sales and REITs.

The aggregate cost of investments and composition of unrealized appreciation (depreciation) for federal income tax purposes as of June 30, 2005, are as follows:

Federal Tax Cost Basis	$353,063
Unrealized Appreciation	$33,152
Unrealized (Depreciation)	(6,218)
Net Unrealized Appreciation (Depreciation)	$26,934

NOTE 5.  REGULATORY PROCEEDINGS

There continues to be significant federal and state regulatory activity relating to financial services companies, particularly mutual fund companies and their investment advisers. As part of an ongoing investigation regarding potential market timing, recordkeeping and trading

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

11

J.P. Morgan Mid Cap Value

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2005
(all amounts in thousands)
(unaudited)

NOTE 5.–(continued)

compliance issues and matters affecting the Fund's investment adviser, TFAI, and certain employees and affiliates of TFAI, the SEC staff has indicated that it is likely to take some action against TFAI and certain of its affiliates at the conclusion of the investigation. The potential timing and the scope of any such action is difficult to predict. Although the impact of any action brought against TFAI and/or its affiliates is difficult to assess at the present time, the Fund currently believes that the likelihood that any such action will have a material adverse impact on it is remote. It is important to note that the Fund is not aware of any allegation of wrongdoing against it and its Board at the time this semiannual report is printed. Although it is not anticipated that these developments will have an adverse impact on the Fund, there can be no assurance at this time. TFAI and its affiliates are actively working with the SEC in regard to this matter; however, the exact resolution cannot be determined at this time. TFAI will take such actions that it deems necessary or appropriate to continue providing management services to the Fund and to bring all matters to an appropriate conclusion. TFAI and/or its affiliates, and not the Fund, will bear the costs regarding these regulatory matters.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

12

J.P. Morgan Mid Cap Value

INVESTMENT ADVISORY AGREEMENT – REVIEW AND RENEWAL (unaudited)

At a meeting of the Board of Trustees of AEGON/Transamerica Series Trust ("ATST") held on October 6, 2004, the Board considered and approved the renewal for a one-year period of the Investment Advisory Agreement between J.P. Morgan Mid Cap Value (the "Portfolio") and Transamerica Fund Advisors, Inc. ("TFAI"). In approving the renewal of this agreement, the Board concluded that the Investment Advisory Agreement enables shareholders of the Portfolio to obtain high quality services at a cost that is appropriate, reasonable, and in the best interests of shareholders based upon the following determinations, among others:

The nature, extent and quality of the advisory service to be provided. The Board considered the nature and quality of the services provided by TFAI in the past, as well as the services anticipated to be provided in the future. The Board concluded that TFAI is capable of providing high quality services to the Portfolio, as indicated by TFAI's management capabilities demonstrated with respect to the Portfolio and other portfolios managed by TFAI and TFAI's management oversight process. The Board also concluded that TFAI would provide the same quality and quantity of investment management and related services as before, that these services are appropriate in scope and extent in light of the Portfolio's operations, the competitive landscape of the investment company business and investor needs, and that TFAI's obligations will remain the same in all respects.

The investment performance of the Portfolio. The Board concluded, based in particular on information provided by Lipper Analytics, that the Portfolio's longer-term investment performance was competitive relative to comparable portfolios, although its recent performance has lagged. The Board also reviewed the Portfolio's investment performance since the Portfolio's sub-adviser, J.P. Morgan Investment Management Inc. (the "Sub-Adviser"), was appointed to manage the Portfolio, and decided to continue monitoring performance periodically for improvement. On the basis of the Trustees' assessment of the nature, extent and quality of investment advisory and related services to be provided or procured by TFAI and the Sub-Adviser, the Trustees concluded that TFAI was capable of generating a level of long-term investment performance that is appropriate in light of the Portfolio's investment objective, policies and strategies and competitive with many other investment companies.

The cost of advisory services provided and the level of profitability. On the basis of the Board's review of the fees to be charged by TFAI and the Sub-Adviser for investment advisory and related services, TFAI's financial statements, the fees paid by TFAI to the Sub-Adviser, TFAI's estimated net management income resulting from its management of the Portfolio, and the estimated profitability of TFAI's relationships with the Portfolio and ATST, the Board concluded that the level of investment advisory fees and the profitability is appropriate in light of the services provided, the management fees and overall expense ratios of comparable investment companies, and the anticipated profitability of the relationship between the Portfolio and TFAI.

The extent to which economies of scale would be realized as the Portfolio grows and whether fee levels reflect these economies of scale for the benefit of Portfolio investors. The Trustees concluded that inclusion of asset-based breakpoints in the Portfolio's advisory fee schedule appropriately benefit investors by realizing economies of scale in the form of a lower advisory fee rate as the level of Portfolio assets increases. The Board also concluded that the advisory fees appropriately reflect the Portfolio's current size, the current economic environment for TFAI, and the competitive nature of the investment company market. In addition, the Board noted that it will have the opportunity to periodically re-examine whether the Portfolio has achieved economies of scale, as well as the appropriateness of advisory fees payable to TFAI, in the future.

Benefits (such as soft dollars) to TFAI or the Sub-Adviser from its relationship with the Portfolio. The Board concluded that other benefits derived by TFAI or the Sub-Adviser from its relationship with the Portfolio are reasonable and fair, and are consistent with industry practice and the best interests of the Portfolio and its shareholders. In this regard, the Board noted that TFAI does not realize "soft dollar" benefits from its relationship with the Portfolio, and that the Sub-Adviser is participating in a brokerage program pursuant to which a portion of brokerage commissions paid by the Portfolio is recaptured for the benefit of the Portfolio and its shareholders, thus limiting the amount of "soft-dollar" arrangements the Sub-Adviser may engage in with respect to the Portfolio's brokerage transactions.

Other considerations. The Board also determined that TFAI had made a substantial commitment to the recruitment and retention of high quality personnel, and maintained the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and its shareholders. The Trustees also concluded that TFAI had made a significant entrepreneurial commitment to the management and success of the Portfolio, reflected by TFAI's expense limitation and fee waiver arrangement with the Portfolio which, as demonstrated in the past with the Portfolio, may result in TFAI waiving a substantial amount of advisory fees for the benefit of shareholders.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

13

J.P. Morgan Mid Cap Value

SUPPLEMENTAL INFORMATION (unaudited)
RESULTS OF SHAREHOLDER PROXY

At a special meeting of shareholders held on April 19, 2005, the results of the Proposals were as follows:

Proposal 1:  Approval of an Agreement and Plan of Reorganization pursuant to which AEGON/Transamerica Series Fund, Inc. will reorganize as a Delaware statutory trust.

For	Against	Abstentions/Broker Non-Votes
4,268,627.702	170,751.573	127,085.640

Proposal 2:  Approval of changes to the fundamental investment restrictions of J.P. Morgan Mid Cap Value as follows:

A. Diversification	For	Against	Abstentions/Broker Non-Votes
	4,386,960.317	168,721.501	10,783.097
B. Borrowing	For	Against	Abstentions/Broker Non-Votes
	4,383,266.806	172,415.012	10,783.097
C. Senior Securities	For	Against	Abstentions/Broker Non-Votes
	4,386,960.317	168,721.501	10,783.097
D. Underwriting Securities	For	Against	Abstentions/Broker Non-Votes
	4,386,960.317	168,721.501	10,783.097
E. Real Estate	For	Against	Abstentions/Broker Non-Votes
	4,386,960.317	168,721.501	10,783.097
F. Making Loans	For	Against	Abstentions/Broker Non-Votes
	4,373,607.262	182,074.556	10,783.097
G. Concentration	For	Against	Abstentions/Broker Non-Votes
	4,386,960.317	168,721.501	10,783.097
H. Commodities	For	Against	Abstentions/Broker Non-Votes
	4,380,860.144	174,821.674	10,783.097

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

14

Marsico Growth

UNDERSTANDING YOUR FUND'S EXPENSES
(unaudited)

SHAREHOLDER EXPENSES

The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at January 1, 2005 and held for the entire period until June 30, 2005.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, note that the expenses shown in the table are meant to highlight your ongoing costs and do not reflect any transaction costs.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period (a)
Initial Class
Actual	$1,000.00	$1,003.10	0.87%	$4.32
Hypothetical (b)	1,000.00	1,020.48	0.87	4.36
Service Class
Actual	1,000.00	1,001.10	1.12	5.56
Hypothetical (b)	1,000.00	1,019.24	1.12	5.61

(a)  Expenses are calculated using each Fund's annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by number of days in the period (181 days), and divided by the number of days in the year (365 days).

(b)  5% return per year before expenses.

GRAPHICAL PRESENTATION OF SCHEDULE OF INVESTMENTS
By Sector
At June 30, 2005

This chart shows the percentage breakdown by sector of the Fund's total investment securities.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

1

Marsico Growth

SCHEDULE OF INVESTMENTS
At June 30, 2005
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
COMMON STOCKS (94.9%)
Aerospace (4.6%)
General Dynamics Corp.	24,614	$2,696
Lockheed Martin Corp.	29,219	1,895
United Technologies Corp.	56,154	2,884
Air Transportation (3.3%)
FedEx Corp.	66,263	5,368
Beverages (0.7%)
PepsiCo, Inc.	19,850	1,071
Chemicals & Allied Products (3.3%)
Procter & Gamble Co.	102,397	5,401
Commercial Banks (4.9%)
Citigroup, Inc.	50,779	2,348
UBS AG (Foreign Registered)	45,198	3,519
UCBH Holdings, Inc.	32,540	528
Wells Fargo & Co.	24,522	1,510
Communications Equipment (2.2%)
QUALCOMM, Inc.	108,294	3,575
Computer & Data Processing Services (3.4%)
Adobe Systems, Inc.	22,373	640
Google, Inc.–Class A (a)(b)	16,568	4,873
Computer & Office Equipment (1.4%)
Cisco Systems, Inc. (a)	116,952	2,235
Construction (2.5%)
KB Home (b)	27,009	2,059
MDC Holdings, Inc.	23,268	1,914
Drug Stores & Proprietary Stores (2.2%)
CVS Corp.	68,971	2,005
Walgreen Co.	32,742	1,506
Electric Services (1.3%)
TXU Corp.	26,097	2,168
Electronic & Other Electric Equipment (4.8%)
General Electric Co.	197,278	6,836
Harman International Industries, Inc. (b)	10,994	894
Electronic Components & Accessories (1.4%)
Intel Corp.	86,126	2,244
Health Services (1.6%)
Quest Diagnostics, Inc. (b)	48,246	2,570
Hotels & Other Lodging Places (1.7%)
MGM Mirage, Inc. (a)(b)	46,690	1,848
Wynn Resorts, Ltd. (a)(b)	19,705	931

	Shares	Value
Industrial Machinery & Equipment (2.3%)
Caterpillar, Inc.	39,329	$3,748
Insurance (8.8%)
Aetna, Inc.	400	33
PacifiCare Health Systems, Inc. (a)(b)	10,587	756
UnitedHealth Group, Inc.	256,436	13,371
WellPoint, Inc. (a)	800	56
Lumber & Other Building Materials (3.3%)
Lowe's Cos., Inc. (b)	90,705	5,281
Medical Instruments & Supplies (4.5%)
Medtronic, Inc.	56,453	2,924
Zimmer Holdings, Inc. (a)	56,123	4,275
Mortgage Bankers & Brokers (3.2%)
Countrywide Financial Corp. (b)	135,440	5,229
Oil & Gas Extraction (0.3%)
Canadian Natural Resources, Ltd.	15,585	567
Personal Credit Institutions (4.1%)
SLM Corp.	129,504	6,579
Pharmaceuticals (12.7%)
Genentech, Inc. (a)	139,075	11,165
Johnson & Johnson	60,982	3,964
Pfizer, Inc.	73,013	2,014
Sanofi-Aventis, ADR	81,962	3,360
Real Estate (1.0%)
St. Joe Co. (The) (b)	19,876	1,621
Residential Building Construction (2.6%)
Lennar Corp.–Class A (b)	48,697	3,090
Toll Brothers, Inc. (a)(b)	11,264	1,144
Restaurants (4.0%)
Starbucks Corp. (a)	41,542	2,146
Yum! Brands, Inc.	83,235	4,335
Rubber & Misc. Plastic Products (2.1%)
NIKE, Inc.–Class B	39,528	3,423
Security & Commodity Brokers (2.8%)
Chicago Mercantile Exchange (b)	8,931	2,639
Goldman Sachs Group, Inc. (The)	6,265	639
Lehman Brothers Holdings, Inc.	12,538	1,245
Variety Stores (2.2%)
Target Corp.	65,489	3,563
Water Transportation (1.7%)
Royal Caribbean Cruises, Ltd. (b)	55,290	2,674
Total Common Stocks (cost: $119,086)		153,359

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

2

Marsico Growth

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2005
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
SHORT-TERM OBLIGATIONS (6.4%)
Repurchase Agreements (6.4%)
Investors Bank & Trust Co. 2.01%, Repurchase Agreement dated 06/30/2005 to be repurchased at $10,279 on 07/01/2005 (c)	$10,278	$10,278
Total Short-Term Obligations (cost: $10,278)		10,278
SECURITY LENDING COLLATERAL (18.9%)
Debt (16.7%)
Bank Notes (0.9%)
Bank of America 3.27%, due 07/18/2005 (d) 295 295 3.27%, due 08/30/2005 (d)	344	344
Bear Stearns & Co. 3.57%, due 09/08/2005 (d) 443 443 3.57%, due 12/06/2005 (d)	148	148
Credit Suisse First Boston Corp. 3.15%, due 09/09/2005 (d) 148 148 3.44%, due 03/10/2006 (d)	148	148
Certificates Of Deposit (0.3%)
Canadian Imperial Bank of Commerce 3.40%, due 11/04/2005 (d)	161	161
3.41%, due 05/18/2006 (d)	369	369
Commercial Paper (3.2%)
Compass Securitization–144A 3.27%, due 07/22/2005	256	256
Fairway Finance Corp.–144A 3.27%, due 07/28/2005	369	369
General Electric Capital Corp. 3.25%, due 07/08/2005	439	439
Grampian Funding LLC–144A 3.28%, due 07/13/2005	295	295
Greyhawk Funding LLC–144A 3.31%, due 08/09/2005	369	369
Jupiter Securitization Corp.–144A 3.28%, due 08/02/2005	736	736
Morgan Stanley Dean Witter & Co. 3.52%, due 12/07/2005 (d) 960 960 3.51%, due 12/09/2005 (d)	931	931
Park Avenue Receivables Corp.–144A 3.23%, due 07/20/2005	163	163
Preferred Receivables Corp.–144A 3.28%, due 07/08/2005	421	421
Ranger Funding Co LLC–144A 3.26%, due 07/07/2005	148	148

	Principal	Value
Euro Dollar Overnight (2.1%)
Bank of Montreal 3.01%, due 07/01/2005	$681	$681
BNP Paribas 3.00%, due 07/01/2005	402	402
Calyon 3.09%, due 07/01/2005 356 356 3.31%, due 07/01/2005	369	369
Fortis Bank 3.11%, due 07/05/2005 50 50 3.27%, due 07/07/2005	369	369
National Australia Bank 3.38%, due 07/01/2005 739 739 3.26%, due 07/06/2005	68	68
Rabobank Nederland 3.35%, due 07/01/2005	369	369
Euro Dollar Terms (5.0%)
ABN Amro Bank NV 3.25%, due 08/05/2005	295	295
Bank of Nova Scotia 3.11%, due 07/11/2005 516 516 3.16%, due 07/15/2005	369	369
Barclays 3.16%, due 07/14/2005 222 222 3.25%, due 07/27/2005	443	443
Citigroup 3.09%, due 07/22/2005	266	266
Dexia Group 3.21%, due 07/20/2005 295 295 3.24%, due 07/21/2005	233	233
First Tennessee National Corp. 3.22%, due 08/09/2005	74	74
Fortis Bank 3.25%, due 08/04/2005	7	7
HBOS Halifax Bank of Scotland 3.15%, due 08/08/2005	148	148
Nordea Bank Finland PLC (NY Branch) 3.24%, due 08/03/2005	295	295
Rabobank Nederland 3.25%, due 08/08/2005	369	369
Royal Bank of Canada 3.25%, due 08/05/2005	354	354
Royal Bank of Scotland 3.29%, due 07/12/2005 1,108 1,108 3.25%, due 08/04/2005 295 295 3.31%, due 08/09/2005	459	459

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

3

Marsico Growth

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2005
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
Euro Dollar Terms (continued)
Societe Generale 3.28%, due 08/01/2005	$724	$724
The Bank of the West 3.27%, due 07/27/2005	48	48
Toronto Dominion Bank 3.25%, due 08/02/2005	443	443
Wells Fargo & Co. 3.27%, due 07/21/2005 600 600 3.27%, due 08/01/2005	517	517
Promissory Notes (0.0%)
Goldman Sachs Group Inc. 3.32%, due 12/28/2005	59	59
Repurchase Agreements (5.2%) (e)
Credit Suisse First Boston Corp. 3.48%, Repurchase Agreement dated 06/30/2005 to be repurchased at $1,821 on 07/01/2005	1,821	1,821
Goldman Sachs Group, Inc. (The) 3.48%, Repurchase Agreement dated 06/30/2005 to be repurchased at $3,631 on 07/01/2005	3,631	3,631
Lehman Brothers, Inc. 3.48%, Repurchase Agreement dated 06/30/2005 to be repurchased at $148 on 07/01/2005	148	148
Merrill Lynch & Co. 3.48%, Repurchase Agreement dated 06/30/2005 to be repurchased at $1,611 on 07/01/2005	1,611	1,611

	Principal	Value
Repurchase Agreements (continued)
Morgan Stanley Dean Witter & Co. 3.54%, Repurchase Agreement dated 06/30/2005 to be repurchased at $1,108 on 07/01/2005	$1,108	$1,108
	Shares	Value
Investment Companies (2.2%)
Money Market Funds (2.2%)
American Beacon Funds 1-day yield of 3.18%	395,307	$395
Barclays Global Investors Institutional Money Market Fund 1-day yield of 3.25%	1,620,564	1,621
Goldman Sachs Financial Square Prime Obligations Fund 1-day yield of 3.08%	24,010	24
Merrimac Cash Fund, Premium Class 1-day yield of 3.04% (f)	1,516,753	1,517
Total Security Lending Collateral (cost: $30,561)		30,561
Total Investment Securities (cost: $159,925)		$194,198
SUMMARY:
Investments, at value	120.2%	194,198
Liabilities in excess of other assets	(20.2)%	(32,598)
Net assets	100.0%	$161,600

NOTES TO SCHEDULE OF INVESTMENTS:

(a)  No dividends were paid during the preceding twelve months.

(b)  At June 30, 2005, all or a portion of this security is on loan (see Note 1). The value at June 30, 2005, of all securities on loan is $30,077.

(c)  At June 30, 2005, the collateral for the repurchase agreement excluding collateral for securities on loan is as follows:

Collateral	Market Value and Accrued Interest
$7,421 FN 799996 4.62%, due 11/01/2034	$7,460
$3,111 SBA Pool-506123 6.88%, due 10/25/2016	3,332
$10,792

(d)  Floating or variable rate note. Rate is listed as of June 30, 2005.

(e)  Cash collateral for the Repurchase Agreements, valued at $8,484, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00%–10.325% and 9/15/2005–12/31/2049, respectively.

(f)  Regulated investment company advised by Investors Bank and Trust Co. ("IBT"). IBT is also the accounting, custody and lending agent for the Fund.

DEFINITIONS:

ADR  American Depositary Receipt

144A  144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2005, these securities aggregated $2,757 or 1.7% of the net assets of the Fund.

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

4

Marsico Growth

STATEMENT OF ASSETS AND LIABILITIES
At June 30, 2005
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
Investment securities, at value (cost: $159,925) (including securities loaned of $30,077)	$194,198
Cash	50
Receivables:
Shares sold	743
Interest	5
Dividends	148
Dividend reclaims receivable	29
195,173
Liabilities:
Investment securities purchased	2,762
Accounts payable and accrued liabilities:
Shares redeemed	134
Management and advisory fees	104
Service fees	2
Payable for collateral for securities on loan	30,561
Other	10
33,573
Net Assets	$161,600
Net Assets Consist of:
Capital stock, 50,000 shares authorized ($.01 par value)	$169
Additional paid-in capital	135,141
Undistributed net investment income (loss)	437
Accumulated net realized gain (loss) from investment securities	(8,420)
Net unrealized appreciation (depreciation) on investment securities	34,273
Net Assets	$161,600
Net Assets by Class:
Initial Class	$153,408
Service Class	8,192
Shares Outstanding:
Initial Class	16,043
Service Class	861
Net Asset Value and Offering Price Per Share:
Initial Class	$9.56
Service Class	9.51

STATEMENT OF OPERATIONS
For the period ended June 30, 2005
(all amounts in thousands)
(unaudited)

Investment Income:
Interest	$35
Dividends	896
Income from loaned securities–net	12
Less withholding taxes on foreign dividends	(26)
917
Expenses:
Management and advisory fees	584
Printing and shareholder reports	11
Custody fees	12
Administration fees	14
Legal fees	1
Audit fees	7
Trustees fees	3
Other	1
Service fees:
Service Class	8
Total expenses	641
Net Investment Income (Loss)	276
Net Realized and Unrealized Gain (Loss):
Realized Gain (Loss) from investment securities	4,168
Increase (decrease) in unrealized appreciation (depreciation) on investment securities	(3,821)
Net Gain (Loss) on Investments	347
Net Increase (Decrease) in Net Assets Resulting from Operations	$623

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

5

Marsico Growth

STATEMENTS OF CHANGES IN NET ASSETS
For the period or year ended
(all amounts in thousands)

	June 30, 2005 (unaudited)	December 31, 2004
Increase (Decrease) in Net Assets From:
Operations:
Net investment income (loss)	$276	$192
Net realized gain (loss) from investment securities	4,168	1,832
Net unrealized appreciation (depreciation) on investment securities	(3,821)	13,997
	623	16,021
Capital Share Transactions:
Proceeds from shares sold:
Initial Class	21,903	22,722
Service Class	2,878	5,429
	24,781	28,151
Cost of shares redeemed:
Initial Class	(12,206)	(30,376)
Service Class	(566)	(963)
	(12,772)	(31,339)
	12,009	(3,188)
Net increase (decrease) in net assets	12,632	12,833
Net Assets:
Beginning of period	148,968	136,135
End of period	$161,600	$148,968
Undistributed Net Investment Income (Loss)	$437	$161

	June 30, 2005 (unaudited)	December 31, 2004
Share Activity:
Shares issued:
Initial Class	2,345	2,644
Service Class	310	637
	2,655	3,281
Shares redeemed:
Initial Class	(1,317)	(3,576)
Service Class	(62)	(114)
	(1,379)	(3,690)
Net increase (decrease) in shares outstanding:
Initial Class	1,028	(932)
Service Class	248	523
	1,276	(409)

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

6

Marsico Growth

FINANCIAL HIGHLIGHTS
(unaudited for the period ended June 30, 2005)

		For a share outstanding throughout each period (a)
		Net Asset	Investment Operations			Distributions			Net Asset
	For the Period Ended (b)	Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total Operations	From Net Investment Income	From Net Realized Gains	Total Distributions	Value, End of Period
Initial Class	6/30/2005	$9.53	$0.02	$0.01	$0.03	$–	$–	$–	$9.56
	12/31/2004	8.49	0.01	1.03	1.04	–	–	–	9.53
	12/31/2003	6.72	(0.01)	1.78	1.77	–	–	–	8.49
	12/31/2002	9.09	–	(2.36)	(2.36)	(0.01)	–	(0.01)	6.72
	12/31/2001	10.67	0.02	(1.52)	(1.50)	(0.07)	(0.01)	(0.08)	9.09
	12/31/2000	11.75	0.02	(0.95)	(0.93)	(0.10)	(0.05)	(0.15)	10.67
Service Class	6/30/2005	9.50	0.01	– (h)	0.01	–	–	–	9.51
	12/31/2004	8.48	(0.01)	1.03	1.02	–	–	–	9.50
	12/31/2003	7.06	(0.03)	1.45	1.42	–	–	–	8.48

			Ratios/Supplemental Data
	For the Period	Total	Net Assets, End of Period	Ratio of Expenses to Average Net Assets (f)		Net Investment Income (Loss) to Average	Portfolio Turnover
	Ended (b)	Return (c)(g)	(000's)	Net (d)	Total (e)	Net Assets (f)	Rate (g)
Initial Class	6/30/2005	0.31%	$153,408	0.87%	0.87%	0.39%	40%
	12/31/2004	12.25	143,150	0.87	0.87	0.15	80
	12/31/2003	26.34	135,376	0.98	0.98	(0.19)	111
	12/31/2002	(25.98)	102,574	1.00	1.06	(0.03)	103
	12/31/2001	(14.09)	45,382	1.00	1.21	0.16	17
	12/31/2000	(8.02)	20,185	1.00	1.37	0.15	37
Service Class	6/30/2005	0.11	8,192	1.12	1.12	0.14	40%
	12/31/2004	12.03	5,818	1.10	1.10	(0.07)	80
	12/31/2003	20.11	759	1.25	1.25	(0.47)	111

NOTES TO FINANCIAL HIGHLIGHTS

(a)  Per share information is calculated based on average number of shares outstanding.

(b)  Marsico Growth (the "Fund") share classes commenced operations as follows:

Initial Class – May 3, 1999
Service Class – May 1, 2003

(c)  Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.

(d)  Ratio of Net Expenses to Average Net Assets is net of fee waivers and reimbursements by the investment adviser, if any (see note 2).

(e)  Ratio of Total Expenses to Average Net Assets includes all expenses before fee waivers and reimbursements by the investment adviser.

(f)  Annualized.

(g)  Not annualized for periods of less than one year.

(h)  Rounds to less than $0.01.

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

7

Marsico Growth

NOTES TO FINANCIAL STATEMENTS
At June 30, 2005
(all amounts in thousands)
(unaudited)

NOTE 1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The AEGON/Transamerica Series Trust ("ATST") is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. ATST serves as a funding vehicle for variable life insurance, variable annuity and group annuity products. Marsico Growth ("the Fund"), part of ATST, began operations on May 3, 1999.

Effective May 1, 2005, AEGON/Transamerica Series Fund, Inc. changed its name to AEGON/Transamerica Series Trust.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties, which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

See the Prospectus and Statement of Additional Information for a description of the Fund's investment objective.

In preparing the Fund's financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP"), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following policies were consistently followed by the Fund, in accordance with GAAP.

Multiple class operations and expenses: The Fund currently offers two classes of shares, an Initial Class and a Service Class. Income, non-class specific expenses and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

Pricing of shares: The Fund prices its shares on the basis of the net asset value of each class of shares of the Fund, which is determined as of the close of the New York Stock Exchange ("NYSE") (generally 4:00 p.m. Eastern Time) on each day on which the NYSE is open for trading.

Security valuations: Fund investments traded on an exchange are valued at the closing price on the day of valuation on the exchange where the security is principally traded. With respect to securities traded on the NASDAQ/NMS, such closing price may be the last reported sales price or the NASDAQ official closing price.

Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last quoted bid price.

Debt securities are valued by independent pricing services at the last quoted bid price; however, those that mature in sixty days or less are valued at amortized cost, which approximates market.

Investment company securities are valued at net asset value of the underlying portfolio.

Foreign securities generally are valued based on quotations from the primary market in which they are traded and are translated from the local currency into U.S. dollars using closing exchange rates. Many foreign securities markets are open for trading at times when the U.S. markets are closed for trading, and many foreign securities markets close for trading before the close of the NYSE. The value of foreign securities may be affected significantly on a day that the NYSE is closed and an investor is unable to purchase or redeem shares. If a significant market event impacting the value of a portfolio security (e.g., natural disaster, company announcement, market volatility) occurs subsequent to the close of trading in the security, but prior to the calculation of the Fund's net asset value per share, market quotations for that security may be determined to be unreliable and, accordingly, not "readily available." If market quotations are not readily available, and the impact of such a significant market event materially effects the net asset value per share of the Fund, an affected portfolio security will be valued at fair market value as determined in good faith using guidelines adopted by the Board of Trustees of the Fund, under the supervision of the Fund's Valuation Committee. Factors that may be considered to value foreign securities at fair market value may include, among others: the value of other securities traded on other markets, foreign currency exchange activity and the trading of financial products tied to foreign securities.

Other securities for which quotations are not readily available are valued at fair market value as determined in good faith using guidelines adopted by the Board of Trustees, under the supervision of the Fund's Valuation Committee. These guidelines may include: the type of security; any restrictions on its resale; financial or business news of the issuer; similar or related securities that are actively trading; related corporate actions; and other significant events occurring after the close of trading in the security.

Cash: The Fund may leave cash overnight in its cash account with the custodian, Investors Bank & Trust Company ("IBT"). IBT has been contracted on behalf of the Fund to invest the excess cash into a savings account, which at June 30, 2005, was paying an interest rate of 2.02%.

Throughout the six months, the Fund may have a cash overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate.

Repurchase agreements: The Fund is authorized to enter into repurchase agreements. The Fund, through IBT, receives delivery of the

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

8

Marsico Growth

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2005
(all amounts in thousands)
(unaudited)

NOTE 1.–(continued)

underlying securities, the value of which at the time of purchase is required to be an amount equal to at least 100% of the resale price. Repurchase agreements involve the risk that the seller will fail to repurchase the security, as agreed. In that case, the Fund will bear the risk of value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, may place security transactions of the Fund with broker/dealers with which ATST has established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions paid by the Fund be used to pay expenses that would otherwise be borne by any other funds within ATST, or by any other party.

Recaptured commissions during the six months ended June 30, 2005, of $18 are included in net realized gains in the Statement of Operations.

Securities lending: The Fund may lend securities to enhance fund earnings from investing cash collateral in making such loans to qualified borrowers (typically broker/dealers). The Fund has engaged its custodian bank, IBT, as a lending agent to administer its securities lending program. IBT earned $5 of program income for its services. When the Fund makes a security loan, it receives cash collateral as protection against the risk that the borrower will default on the loan, and records an asset for the cash invested collateral and a liability for the return of the collateral.

Loans of securities are required to be secured by collateral at least equal to 102% of the value of the securities at inception of the loan, and not less then 100% thereafter. The Fund may invest cash collateral in short-term money market instruments including: U.S. Treasury Bills, U.S. agency obligations, commercial paper, money market mutual funds, repurchase agreements and other highly rated, liquid investments. During the life of securities loans, the collateral and securities loaned remain subject to fluctuation in value. IBT marks to market securities loaned and the collateral each business day. If additional collateral is due (at least $1), IBT collects additional cash collateral from the borrowers. Although securities loaned will be fully collateralized at all times, IBT may experience delays in, or may be prevented from, recovering the collateral on behalf of the Fund. The Fund may recall a loaned security position at any time from the borrower through IBT. In the event the borrower fails to timely return a recalled security, IBT may indemnify the Fund by purchasing replacement securities for the Fund at its own expense and claiming the collateral to fund such a purchase. IBT absorbs the loss if the collateral value is not sufficient to cover the cost of the replacement securities. If replacement securities are not available, IBT will credit the equivalent cash value to the Fund.

While a security is on loan, the Fund does not have the right to vote that security. However, if time permits, the Fund will attempt to recall a security on loan and vote the proxy.

Income from securities lending is included in the Statement of Operations. The amount of collateral and value of securities on loan are included in the Statement of Assets and Liabilities as well as in the Schedule of Investments.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Dividend distributions: Dividends and capital gains distributions are typically declared and reinvested annually and are generally paid and reinvested on the business day following the ex-date.

NOTE 2.  RELATED PARTY TRANSACTIONS

Transamerica Fund Advisors, Inc. ("TFAI") is the Fund's investment adviser. Transamerica Fund Services, Inc. ("TFS") is the Fund's administrator and transfer agent. AFSG Securities Corp. ("AFSG") is the Fund's distributor. AFSG is 100% owned by AUSA Holding Company ("AUSA"). TFAI is a directly owned subsidiary of Western Reserve Life Assurance Co. of Ohio ("WRL") (78%) and AUSA (22%). TFS is a wholly owned subsidiary of WRL (50%) and AUSA (50%). AUSA and WRL are wholly owned indirect subsidiaries of AEGON, NV, a Netherlands corporation.

Effective January 1, 2005 AEGON/Transamerica Fund Advisors, Inc. ("ATFA") was renamed Transamerica Fund Advisors, Inc. ("TFAI"); AEGON/Transamerica Fund Services, Inc. ("ATFS") and AEGON/Transamerica Investor Services, Inc. ("ATIS") merged into one entity and was renamed Transamerica Fund Services, Inc. ("TFS").

Certain officers and trustees of the Fund are also officers and/or trustees of TFAI, TFS, AFSG and WRL. No affiliated officer or trustee receives any compensation directly from the Fund.

The following schedule reflects the percentage of fund assets owned by affiliated mutual funds (i.e. through the asset allocation funds):

	Net Assets	% of Net Assets
Asset Allocation–Conservative Portfolio	$6,982	4.32%
Asset Allocation–Moderate Portfolio	48,072	29.75%
Total	$55,054	34.07%

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

9

Marsico Growth

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2005
(all amounts in thousands)
(unaudited)

NOTE 2.–(continued)

Investment advisory fee: The Fund pays management fees to TFAI based on average daily net assets ("ANA") at the following breakpoints:

0.80% of the first $250 million of ANA
0.75% of the next $250 million of ANA
0.70% of the next $500 million of ANA
0.60% of ANA over $1 billion

TFAI has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

1.00% Expense Limit

If total fund expenses fall below the annual expense limitation agreement agreed to by the adviser within the succeeding three years, the Fund may be required to pay that adviser a portion or all of the waived advisory fees.

There are no amounts available for recapture at June 30, 2005.

Distribution and service fees: The Fund adopted a distribution plan ("Distribution Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. Pursuant to the Distribution Plan, ATST entered into a Distribution Agreement with AFSG effective May 1, 1999.

Under the Distribution Plan and Distribution Agreement on the Initial Class shares, AFSG, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund's shares, amounts equal to actual expenses associated with distributing the shares.

The Distribution Plan on the Service Class shares requires ATST to pay distribution fees to AFSG as compensation for its activities, not as reimbursement for specific expenses. The fee on the Service Class is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Fund is authorized under the 12b-1 plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%

AFSG has determined that it will not seek payment by the Fund of the distribution expenses incurred with respect to the Initial Class shares before April 30, 2006. Prior to AFSG seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Fund will pay fees relating to Service Class shares.

Administrative services: The Fund has entered into an agreement with TFS for financial and legal fund administration services, which includes such items as compliance, expenses, financial statements and other reporting, distributions, tax returns, prospectus preparation, board of trustees meeting support, transfer agency and other legal matters. The Fund pays TFS an annual fee of 0.02% of average net assets. The legal fees on the Statement of Operations are for fees paid to external legal counsel.

Deferred compensation plan: Each eligible Fund Trustee may elect participation in the Deferred Compensation Plan for Trustees of ATST ("the Plan"). Under the Plan, such Trustees may defer payment of a percentage of their total fees earned as a Fund Trustee. These deferred amounts may be invested in any portfolio of Transamerica IDEX Mutual Funds, an affiliate of the Fund. At June 30, 2005, the value of invested plan amounts was $7. Invested plan amounts and the total liability for deferred compensation to the Trustees under the Plan at June 30, 2005, are included in Net Assets in the accompanying Statement of Assets and Liabilities.

NOTE 3.  INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the six months ended June 30, 2005, were as follows:

Purchases of securities:
Long-Term excluding U.S. Government	$62,457
U.S. Government	–
Proceeds from maturities and sales of securities:
Long-Term excluding U.S. Government	57,723
U.S. Government	–

NOTE 4.  FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, wash sales, foreign currency transactions, return of capital and capital loss carryforwards.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

10

Marsico Growth

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2005
(all amounts in thousands)
(unaudited)

NOTE 4.–(continued)

The capital loss carryforwards are available to offset future realized capital gains through the periods listed:

Capital Loss Carryforward	Available through
$487	December 31, 2009
6,745	December 31, 2010
5,283	December 31, 2011

The aggregate cost of investments and composition of unrealized appreciation (depreciation) for federal income tax purposes as of June 30, 2005, are as follows:

Federal Tax Cost Basis	$159,967
Unrealized Appreciation	$35,611
Unrealized (Depreciation)	(1,380)
Net Unrealized Appreciation (Depreciation)	$34,231

NOTE 5.  REGULATORY PROCEEDINGS

There continues to be significant federal and state regulatory activity relating to financial services companies, particularly mutual fund companies and their investment advisers. As part of an ongoing investigation regarding potential market timing, recordkeeping and trading compliance issues and matters affecting the Fund's investment adviser, TFAI, and certain employees and affiliates of TFAI, the SEC staff has indicated that it is likely to take some action against TFAI and certain of its affiliates at the conclusion of the investigation. The potential timing and the scope of any such action is difficult to predict. Although the impact of any action brought against TFAI and/or its affiliates is difficult to assess at the present time, the Fund currently believes that the likelihood that any such action will have a material adverse impact on it is remote. It is important to note that the Fund is not aware of any allegation of wrongdoing against it and its Board at the time this semiannual report is printed. Although it is not anticipated that these developments will have an adverse impact on the Fund, there can be no assurance at this time. TFAI and its affiliates are actively working with the SEC in regard to this matter; however, the exact resolution cannot be determined at this time. TFAI will take such actions that it deems necessary or appropriate to continue providing management services to the Fund and to bring all matters to an appropriate conclusion. TFAI and/or its affiliates, and not the Fund, will bear the costs regarding these regulatory matters.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

11

Marsico Growth

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS – REVIEW AND RENEWAL (unaudited)

At a meeting of the Board of Trustees of AEGON/Transamerica Series Trust ("ATST") held on October 6, 2004, the Board considered and approved the renewal for a one-year period of the Investment Advisory Agreement between Marsico Growth (the "Portfolio") and Transamerica Fund Advisors, Inc. ("TFAI") as well as the Investment Sub-Advisory Agreement of the Portfolio between TFAI and Banc of America Capital Management, LLC (the "Sub-Adviser"). In approving the renewal of these agreements, the Board concluded that the Investment Advisory and Investment Sub-Advisory Agreements enable shareholders of the Portfolio to obtain high quality services at a cost that is appropriate, reasonable, and in the best interests of shareholders based upon the following determinations, among others:

The nature, extent and quality of the advisory service to be provided. The Board considered the nature and quality of the services provided by TFAI and the Sub-Adviser to the Portfolio in the past, as well as the services anticipated to be provided in the future. The Board concluded that TFAI and the Sub-Adviser are capable of providing high quality services to the Portfolio, as indicated by TFAI's management capabilities demonstrated with respect to the Portfolio and other portfolios managed by TFAI, TFAI's management oversight process, and the professional qualifications and experience of the Sub-Adviser's portfolio management team. The Board also concluded that TFAI and the Sub-Adviser would provide the same quality and quantity of investment management and related services as before, that these services are appropriate in scope and extent in light of the Portfolio's operations, the competitive landscape of the investment company business and investor needs, and that TFAI's and the Sub-Adviser's obligations will remain the same in all respects.

The investment performance of the Portfolio. The Board concluded, based in particular on information provided by Lipper Analytics, that the Portfolio's investment performance was competitive relative to comparable portfolios over trailing one-, two-, three- and five-year periods and to the Portfolio's benchmark index over a five-year period, although its recent performance has lagged. On the basis of the Trustees' assessment of the nature, extent and quality of investment advisory and related services to be provided or procured by TFAI and the Sub-Adviser, the Trustees concluded that TFAI and the Sub-Adviser were capable of generating a level of long-term investment performance that is appropriate in light of the Portfolio's investment objective, policies and strategies and competitive with many other investment companies.

The cost of advisory services provided and the level of profitability. On the basis of the Board's review of the fees to be charged by TFAI and the Sub-Adviser for investment advisory and related services, TFAI's financial statements, the fees paid by TFAI to the Sub-Adviser, TFAI's estimated net management income resulting from its management of the Portfolio, the estimated profitability of TFAI's relationships with the Portfolio and ATST, and the estimated profitability of the Sub-Adviser's relationship with the Portfolio, the Board concluded that the level of investment advisory fees and the profitability is appropriate in light of the services provided, the management fees and overall expense ratios of comparable investment companies, and the anticipated profitability of the relationship between the Portfolio, TFAI and the Sub-Adviser. Further, on the basis of comparative information supplied by Lipper Analytics, the Board determined that the advisory fees and estimated overall expense ratio of the Portfolio were consistent with industry averages.

The extent to which economies of scale would be realized as the Portfolio grows and whether fee levels reflect these economies of scale for the benefit of Portfolio investors. The Trustees concluded that inclusion of asset-based breakpoints in the Portfolio's advisory fee schedule appropriately benefited investors by realizing economies of scale in the form of a lower advisory fee rate as the level of Portfolio assets increases. The Board also concluded that the advisory fees appropriately reflect the Portfolio's current size, the current economic environment for TFAI, and the competitive nature of the investment company market. In addition, the Board noted that it will have the opportunity to periodically re-examine whether the Portfolio has achieved economies of scale, as well as the appropriateness of advisory fees payable to TFAI and the Sub-Adviser, in the future.

Benefits (such as soft dollars) to TFAI or the Sub-Adviser from its relationship with the Portfolio. The Board concluded that other benefits derived by TFAI or the Sub-Adviser from its relationship with the Portfolio are reasonable and fair, and are consistent with industry practice and the best interests of the Portfolio and its shareholders. In this regard, the Board noted that TFAI does not realize "soft dollar" benefits from its relationship with the Portfolio, and that the Sub-Adviser is participating in a brokerage program pursuant to which a portion of brokerage commissions paid by the Portfolio is recaptured for the benefit of the Portfolio and its shareholders, thus limiting the amount of "soft-dollar" arrangements the Sub-Adviser may engage in with respect to the Portfolio's brokerage transactions.

Other considerations. The Board also determined that TFAI had made a substantial commitment to the recruitment and retention of high quality personnel, and maintained the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and its shareholders. The Trustees also concluded that TFAI had made a significant entrepreneurial commitment to the management and success of the Portfolio, reflected by TFAI's expense limitation and fee waiver arrangement with the Portfolio which, as demonstrated in the past with the Portfolio, may result in TFAI waiving a substantial amount of advisory fees for the benefit of shareholders.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

12

Marsico Growth

SUPPLEMENTAL INFORMATION (unaudited)
RESULTS OF SHAREHOLDER PROXY

At a special meeting of shareholders held on April 19, 2005, the results of the Proposals were as follows:

Proposal 1:  Approval of an Agreement and Plan of Reorganization pursuant to which AEGON/Transamerica Series Fund, Inc. will reorganize as a Delaware statutory trust.

For	Against	Abstentions/Broker Non-Votes
9,368,096.802	325,265.807	364,507.126

Proposal 2:  Approval of changes to the fundamental investment restrictions of Marsico Growth as follows:

A. Diversification	For	Against	Abstentions/Broker Non-Votes
	9,663,046.126	394,823.609	0
B. Borrowing	For	Against	Abstentions/Broker Non-Votes
	9,619,096.388	438,773.347	0
C. Senior Securities	For	Against	Abstentions/Broker Non-Votes
	9,660,775.575	397,094.160	0
D. Underwriting Securities	For	Against	Abstentions/Broker Non-Votes
	9,616,304.522	441,565.213	0
E. Real Estate	For	Against	Abstentions/Broker Non-Votes
	9,659,436.697	398,433.038	0
F. Making Loans	For	Against	Abstentions/Broker Non-Votes
	9,628,746.479	429,123.256	0
G. Concentration	For	Against	Abstentions/Broker Non-Votes
	9,656,052.965	401,816.770	0
H. Commodities	For	Against	Abstentions/Broker Non-Votes
	9,603,179.511	454,690.224	0

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

13

Mercury Large Cap Value

UNDERSTANDING YOUR FUND'S EXPENSES
(unaudited)

SHAREHOLDER EXPENSES

The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at January 1, 2005 and held for the entire period until June 30, 2005.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, note that the expenses shown in the table are meant to highlight your ongoing costs and do not reflect any transaction costs.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period (a)
Initial Class
Actual	$1,000.00	$1,065.20	0.83%	$4.25
Hypothetical (b)	1,000.00	1,020.68	0.83	4.16
Service Class
Actual	1,000.00	1,064.30	1.09	5.58
Hypothetical (b)	1,000.00	1,019.39	1.09	5.46

(a)  Expenses are calculated using each Fund's annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by number of days in the period (181 days), and divided by the number of days in the year (365 days).

(b)  5% return per year before expenses.

GRAPHICAL PRESENTATION OF SCHEDULE OF INVESTMENTS
By Sector
At June 30, 2005

This chart shows the percentage breakdown by sector of the Fund's total investment securities.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

1

Mercury Large Cap Value

SCHEDULE OF INVESTMENTS
At June 30, 2005
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
COMMON STOCKS (99.6%)
Aerospace (2.8%)
Goodrich Corp.	92,000	$3,768
Lockheed Martin Corp.	111,000	7,201
Northrop Grumman Corp.	161,000	8,895
Apparel & Accessory Stores (2.1%)
American Eagle Outfitters	242,000	7,417
Nordstrom, Inc.	113,000	7,681
Automotive (0.7%)
Ford Motor Co.	508,000	5,202
Business Services (0.5%)
Omnicom Group, Inc.	43,000	3,434
Chemicals & Allied Products (1.0%)
Monsanto Co.	113,000	7,104
Commercial Banks (5.3%)
Bank of America Corp.	167,000	7,617
Citigroup, Inc.	532,000	24,594
Providian Financial Corp. (a)	281,000	4,954
Communication (1.5%)
Viacom, Inc.–Class B	320,000	10,246
Communications Equipment (0.7%)
Motorola, Inc.	214,000	3,908
Scientific-Atlanta, Inc.	35,000	1,164
Computer & Data Processing Services (7.9%)
Autodesk, Inc.	155,000	5,327
BMC Software, Inc. (a)	236,000	4,236
Computer Sciences Corp. (a)	123,000	5,375
Compuware Corp. (a)	232,000	1,668
McAfee, Inc. (a)	242,000	6,336
NCR Corp. (a)	163,000	5,725
Oracle Corp. (a)	563,000	7,432
Sabre Holdings Corp. (b)	237,000	4,728
Sun Microsystems, Inc. (a)	1,943,000	7,247
Sybase, Inc. (a)	70,000	1,284
VeriSign, Inc. (a)	231,000	6,644
Computer & Office Equipment (4.6%)
Apple Computer, Inc. (a)	187,000	6,883
EMC Corp. (a)	552,000	7,568
Hewlett-Packard Co.	624,000	14,670
Storage Technology Corp. (a)	97,000	3,520
Department Stores (2.5%)
Federated Department Stores, Inc.	120,000	8,794
JC Penney Co., Inc.	163,000	8,571

	Shares	Value
Electric Services (4.0%)
American Electric Power Co., Inc.	233,000	$8,591
CMS Energy Corp. (a)	236,000	3,554
Edison International	215,000	8,718
TXU Corp.	86,000	7,146
Electronic & Other Electric Equipment (2.4%)
General Electric Co.	484,000	16,771
Electronic Components & Accessories (0.8%)
QLogic Corp. (a)	190,000	5,865
Food & Kindred Products (1.7%)
Altria Group, Inc.	25,000	1,616
Archer-Daniels-Midland Co. (b)	300,000	6,414
Tyson Foods, Inc.–Class A	210,000	3,738
Gas Production & Distribution (0.9%)
Dynegy, Inc.–Class A (a)(b)	349,000	1,696
Williams Cos., Inc. (The)	234,000	4,446
Health Services (2.2%)
Caremark Rx, Inc. (a)	184,000	8,192
HCA, Inc.	124,000	7,027
Universal Health Services, Inc.–Class B (b)	6,000	373
Hotels & Other Lodging Places (0.7%)
MGM Mirage, Inc. (a)(b)	130,000	5,145
Instruments & Related Products (1.5%)
Rockwell Automation, Inc.	111,000	5,407
Xerox Corp. (a)	399,000	5,502
Insurance (12.7%)
Aetna, Inc.	93,000	7,702
Allstate Corp. (The)	198,000	11,831
Chubb Corp.	102,000	8,732
Cigna Corp.	83,000	8,883
Cincinnati Financial Corp.	102,000	4,035
Loews Corp.	90,000	6,975
PacifiCare Health Systems, Inc. (a)(b)	110,000	7,860
Principal Financial Group	205,000	8,590
Progressive Corp. (The)	73,000	7,213
SAFECO Corp.	144,000	7,825
UnumProvident Corp. (b)	427,000	7,823
W.R. Berkley Corp.	60,000	2,141
Insurance Agents, Brokers & Service (2.4%)
Hartford Financial Services Group, Inc. (The)	127,000	9,497
Humana, Inc. (a)(b)	190,000	7,551
Iron & Steel Foundries (0.2%)
Precision Castparts Corp.	15,000	1,169

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

2

Mercury Large Cap Value

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2005
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
Life Insurance (3.8%)
Lincoln National Corp. (b)	156,000	$7,320
Metlife, Inc.	207,000	9,303
Prudential Financial, Inc.	157,000	10,309
Medical Instruments & Supplies (0.5%)
Becton Dickinson & Co.	71,000	3,725
Metal Mining (1.0%)
Phelps Dodge Corp. (b)	73,000	6,753
Mortgage Bankers & Brokers (0.0%)
Countrywide Financial Corp.	4,000	154
Oil & Gas Extraction (9.0%)
Anadarko Petroleum Corp.	116,000	9,529
Apache Corp.	112,000	7,235
Burlington Resources, Inc.	175,000	9,667
Devon Energy Corp.	199,000	10,085
Kerr-McGee Corp.	108,000	8,241
Occidental Petroleum Corp.	137,000	10,539
Unocal Corp.	133,000	8,652
Petroleum Refining (14.0%)
Amerada Hess Corp. (b)	79,000	8,414
ConocoPhillips	274,000	15,752
Exxon Mobil Corp.	849,000	48,792
Marathon Oil Corp.	178,000	9,500
Sunoco, Inc.	63,000	7,162
Valero Energy Corp. (b)	119,000	9,414
Pharmaceuticals (2.6%)
AmerisourceBergen Corp. (b)	117,000	8,091
Pfizer, Inc.	372,000	10,260
Primary Metal Industries (0.9%)
Nucor Corp. (b)	141,000	6,432
Radio, Television & Computer Stores (0.6%)
Circuit City Stores, Inc.	254,000	4,392
Residential Building Construction (1.5%)
Lennar Corp.–Class A (b)	122,000	7,741
Ryland Group, Inc. (b)	42,000	3,187
Restaurants (1.2%)
McDonald's Corp.	298,000	8,270
Security & Commodity Brokers (3.9%)
AG Edwards, Inc.	129,000	5,824
Bear Stearns Cos. Inc. (The)	81,000	8,419
Goldman Sachs Group, Inc. (The)	27,000	2,755
Lehman Brothers Holdings, Inc. (b)	105,000	10,424

	Shares	Value
Stone, Clay & Glass Products (0.1%)
Owens-IIlinois, Inc. (a)	40,000	$1,002
Trucking & Warehousing (1.4%)
CNF, Inc.	49,000	2,200
Yellow Roadway Corp. (a)(b)	154,000	7,823
Total Common Stocks (cost: $601,501)		704,587
	Principal	Value
SECURITY LENDING COLLATERAL (8.9%)
Debt (7.9%)
Bank Notes (0.4%)
Bank of America
3.27%, due 07/18/2005 (c)	$610	$610
3.27%, due 08/30/2005 (c)	711	711
Bear Stearns & Co. 3.57%, due 09/08/2005 (c) 3.57%, due 12/06/2005 (c)	915 305	915 305
Credit Suisse First Boston Corp. 3.15%, due 09/09/2005 (c) 3.44%, due 03/10/2006 (c)	305 305	305 305
Certificates Of Deposit (0.2%)
Canadian Imperial Bank of Commerce 3.40%, due 11/04/2005 (c) 3.41%, due 05/18/2006 (c)	332 763	332 763
Commercial Paper (1.5%)
Compass Securitization–144A 3.27%, due 07/22/2005	529	529
Fairway Finance Corp.–144A 3.27%, due 07/28/2005	763	763
General Electric Capital Corp. 3.25%, due 07/08/2005	906	906
Grampian Funding LLC–144A 3.28%, due 07/13/2005	610	610
Greyhawk Funding LLC–144A 3.31%, due 08/09/2005	763	763
Jupiter Securitization Corp.–144A 3.28%, due 08/02/2005	1,520	1,520
Morgan Stanley Dean Witter & Co. 3.52%, due 12/07/2005 (c) 3.51%, due 12/09/2005 (c)	1,983 1,922	1,983 1,922
Park Avenue Receivables Corp.–144A 3.23%, due 07/20/2005	337	337
Preferred Receivables Corp.–144A 3.28%, due 07/08/2005	870	870
Ranger Funding Co LLC–144A 3.26%, due 07/07/2005	305	305

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

3

Mercury Large Cap Value

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2005
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
Euro Dollar Overnight (1.0%)
Bank of Montreal 3.01%, due 07/01/2005	$1,406	$1,406
BNP Paribas 3.00%, due 07/01/2005	830	830
Calyon 3.09%, due 07/01/2005 3.31%, due 07/01/2005	737 763	737 763
Fortis Bank 3.11%, due 07/05/2005 3.27%, due 07/07/2005	104 763	104 763
National Australia Bank 3.38%, due 07/01/2005 3.26%, due 07/06/2005	1,526 140	1,526 140
Rabobank Nederland 3.35%, due 07/01/2005	763	763
Euro Dollar Terms (2.4%)
ABN Amro Bank NV 3.25%, due 08/05/2005	610	610
Bank of Nova Scotia 3.11%, due 07/11/2005 3.16%, due 07/15/2005	1,065 763	1,065 763
Barclays 3.16%, due 07/14/2005 3.25%, due 07/27/2005	458 915	458 915
Citigroup 3.09%, due 07/22/2005	549	549
Dexia Group 3.21%, due 07/20/2005 3.24%, due 07/21/2005	610 481	610 481
First Tennessee National Corp. 3.22%, due 08/09/2005	153	153
Fortis Bank 3.25%, due 08/04/2005	15	15
HBOS Halifax Bank of Scotland 3.15%, due 08/08/2005	305	305
Nordea Bank Finland PLC (NY Branch) 3.24%, due 08/03/2005	610	610
Rabobank Nederland 3.25%, due 08/08/2005	763	763
Royal Bank of Canada 3.25%, due 08/05/2005	732	732
Royal Bank of Scotland 3.29%, due 07/12/2005 3.25%, due 08/04/2005 3.31%, due 08/09/2005	2,288 610 949	2,288 610 949

	Principal	Value
Euro Dollar Terms (continued)
Societe Generale 3.28%, due 08/01/2005	$1,495	$1,495
The Bank of the West 3.27%, due 07/27/2005	99	99
Toronto Dominion Bank 3.25%, due 08/02/2005	915	915
Wells Fargo & Co. 3.27%, due 07/21/2005 3.27%, due 08/01/2005	1,240 1,069	1,240 1,069
Promissory Notes (0.0%)
Goldman Sachs Group Inc. 3.32%, due 12/28/2005	122	122
Repurchase Agreements (2.4%) (d)
Credit Suisse First Boston Corporation 3.48%, Repurchase Agreement dated 06/30/2005 to be repurchased at $3,762 on 07/01/2005	3,762	3,762
Golman Sachs Group, Inc. (The) 3.48%, Repurchase Agreement dated 06/30/2005 to be repurchased at $7,501 on 07/01/2005	7,500	7,500
Lehman Brothers Inc. 3.48%, Repurchase Agreement dated 06/30/2005 to be repurchased at $305 on 07/01/2005	305	305
Merrill Lynch & Co. 3.48%, Repurchase Agreement dated 06/30/2005 to be repurchased at $3,328 on 07/01/2005	3,328	3,328
Morgan Stanley Dean Witter & Co. 3.54%, Repurchase Agreement dated 06/30/2005 to be repurchased at $2,289 on 07/01/2005	2,288	2,288
	Shares	Value
Investment Companies (1.0%)
Money Market Funds (1.0%)
American Beacon Funds 1-day yield of 3.18%	816,629	$817
Barclays Global Investors Institutional Money Market Fund 1-day yield of 3.25%	3,347,777	3,348
Goldman Sachs Financial Square Prime Obligations Fund 1-day yield of 3.08%	49,600	50

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

4

Mercury Large Cap Value

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2005
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
Money Market Funds (continued)
Merrimac Cash Fund, Premium Class 1-day yield of 3.04% (e)	3,133,325	$3,133
Total Security Lending Collateral (cost: $63,133)		63,133
Total Investment Securities (cost: $664,634)		$767,720
SUMMARY:
Investments, at value	108.5%	$767,720
Liabilities in excess of other assets	(8.5)%	(60,125)
Net assets	100.0%	$707,595

NOTES TO SCHEDULE OF INVESTMENTS:

(a)  No dividends were paid during the preceding twelve months.

(b)  At June 30, 2005, all or a portion of this security is on loan (see Note 1). The value at June 30, 2005, of all securities on loan is $61,004.

(c)  Floating or variable rate note. Rate is listed as of June 30, 2005.

(d)  Cash collateral for the Repurchase Agreements, valued at $17,527, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00%–10.325% and 9/15/2005–12/31/2049, respectively.

(e)  Regulated investment company advised by Investors Bank and Trust Co. ("IBT"). IBT is also the accounting, custody and lending agent for the Fund.

DEFINITIONS:

144A  144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2005, these securities aggregated $5,697 or .8% of the net assets of the Fund.

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

5

Mercury Large Cap Value

STATEMENT OF ASSETS AND LIABILITIES
At June 30, 2005
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
Investment securities, at value (cost: $664,634) (including securities loaned of $61,004)	$767,720
Cash	2,380
Receivables:
Shares sold	554
Interest	12
Dividends	821
771,487
Liabilities:
Accounts payable and accrued liabilities:
Shares redeemed	280
Management and advisory fees	449
Service fees	1
Payable for collateral for securities on loan	63,133
Other	29
63,892
Net Assets	$707,595
Net Assets Consist of:
Capital stock, 100,000 shares authorized ($.01 par value)	$387
Additional paid-in capital	533,260
Undistributed net investment income (loss)	6,769
Undistributed net realized gain (loss) from investment securities	64,093
Net unrealized appreciation (depreciation) on investment securities	103,086
Net Assets	$707,595
Net Assets by Class:
Initial Class	$700,037
Service Class	7,558
Shares Outstanding:
Initial Class	38,278
Service Class	411
Net Asset Value and Offering Price Per Share:
Initial Class	$18.29
Service Class	18.38

STATEMENT OF OPERATIONS
For the period ended June 30, 2005
(all amounts in thousands)
(unaudited)

Investment Income:
Interest	$31
Dividends	4,328
Income from loaned securities–net	39
4,398
Expenses:
Management and advisory fees	2,476
Printing and shareholder reports	34
Custody fees	28
Administration fees	63
Legal fees	3
Audit fees	9
Trustees fees	10
Other	3
Service fees:
Service Class	6
Total expenses	2,632
Net Investment Income (Loss)	1,766
Net Realized and Unrealized Gain (Loss):
Realized gain (loss) from investment securities	24,125
Increase (decrease) in unrealized appreciation (depreciation) on investment securities	14,939
Net Gain (Loss) on Investments	39,064
Net Increase (Decrease) in Net Assets Resulting from Operations	$40,830

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

6

Mercury Large Cap Value

STATEMENTS OF CHANGES IN NET ASSETS
For the period or year ended
(all amounts in thousands)

	June 30, 2005 (unaudited)	December 31, 2004
Increase (Decrease) In Net Assets From:
Operations:
Net investment income (loss)	$1,766	$5,003
Net realized gain (loss) from investment securities	24,125	42,742
Net unrealized appreciation (depreciation) on investment securities	14,939	32,729
	40,830	80,474
Distributions to Shareholders:
From net investment income:
Initial Class	–	(4,171)
Service Class	–	(14)
	–	(4,185)
From net realized gains:
Initial Class	–	(7,460)
Service Class	–	(32)
	–	(7,492)
Capital Share Transactions:
Proceeds from shares sold:
Initial Class	92,830	199,063
Service Class	5,145	2,645
	97,975	201,708
Proceeds from fund acquisition:
Initial Class	–	991
	–	991
Dividends and distributions reinvested:
Initial Class	–	11,630
Service Class	–	46
	–	11,676
Cost of shares redeemed:
Initial Class	(17,719)	(79,083)
Service Class	(1,106)	(764)
	(18,825)	(79,847)
	79,150	134,528
Net increase (decrease) in net assets	119,980	203,325
Net Assets:
Beginning of period	587,615	384,290
End of period	$707,595	$587,615
Undistributed Net Investment Income (Loss)	$6,769	$5,003

	June 30, 2005 (unaudited)	December 31, 2004
Share Activity:
Shares issued:
Initial Class	5,238	12,627
Service Class	289	170
	5,527	12,797
Shares issued on fund acquisition:
Initial Class	–	66
	–	66
Shares issued–reinvested from distributions:
Initial Class	–	811
Service Class	–	3
	–	814
Shares redeemed:
Initial Class	(1,007)	(5,061)
Service Class	(63)	(49)
	(1,070)	(5,110)
Net increase (decrease) in shares outstanding:
Initial Class	4,231	8,443
Service Class	226	124
	4,457	8,567

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

7

Mercury Large Cap Value

FINANCIAL HIGHLIGHTS
(unaudited for the period ended June 30, 2005)

		For a share outstanding throughout each period (a)
		Net Asset	Investment Operations			Distributions			Net Asset
	For the Period Ended (b)	Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total Operations	From Net Investment Income	From Net Realized Gains	Total Distributions	Value, End of Period
Initial Class	6/30/2005	$17.17	$0.05	$1.07	$1.12	$–	$–	$–	$18.29
	12/31/2004	14.97	0.18	2.47	2.65	(0.16)	(0.29)	(0.45)	17.17
	12/31/2003	11.63	0.17	3.28	3.45	(0.11)	–	(0.11)	14.97
	12/31/2002	14.09	0.18	(2.17)	(1.99)	(0.12)	(0.35)	(0.47)	11.63
	12/31/2001	14.37	0.15	(0.41)	(0.26)	(0.02)	–	(0.02)	14.09
	12/31/2000	12.77	0.15	1.78	1.93	(0.18)	(0.15)	(0.33)	14.37
Service Class	6/30/2005	17.27	0.03	1.08	1.11	–	–	–	18.38
	12/31/2004	15.06	0.15	2.48	2.63	(0.13)	(0.29)	(0.42)	17.27
	12/31/2003	11.77	0.11	3.19	3.30	(0.01)	–	(0.01)	15.06

			Ratios/Supplemental Data
	For the Period	Total	Net Assets, End of Period	Ratio of Expenses to Average Net Assets (f)		Net Investment Income (Loss) to Average	Portfolio Turnover
	Ended (b)	Return (c)(g)	(000's)	Net (d)	Total (e)	Net Assets (f)	Rate (g)
Initial Class	6/30/2005	6.52%	$700,037	0.83%	0.83%	0.56%	37%
	12/31/2004	18.34	584,426	0.85	0.85	1.19	132
	12/31/2003	29.78	383,372	0.84	0.84	1.33	145
	12/31/2002	(14.21)	242,152	0.89	0.89	1.40	200
	12/31/2001	(1.81)	165,683	0.94	0.94	1.07	31
	12/31/2000	15.19	144,818	0.88	0.88	1.10	46
Service Class	6/30/2005	6.43	7,558	1.08	1.08	0.31	37
	12/31/2004	18.00	3,189	1.10	1.10	0.97	132
	12/31/2003	28.03	918	1.10	1.10	1.19	145

NOTES TO FINANCIAL HIGHLIGHTS

(a)  Per share information is calculated based on average number of shares outstanding.

(b)  Mercury Large Cap Value (the "Fund") share classes commenced operations as follows:

Initial Class – May 1, 1996
Service Class – May 1, 2003

(c)  Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.

(d)  Ratio of Net Expenses to Average Net Assets is net of fee waivers and reimbursements by the investment adviser, if any (see note 2).

(e)  Ratio of Total Expenses to Average Net Assets includes all expenses before fee waivers and reimbursements by the investment adviser.

(f)  Annualized.

(g)  Not annualized for periods of less than one year.

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

8

Mercury Large Cap Value

NOTES TO FINANCIAL STATEMENTS
At June 30, 2005
(all amounts in thousands)
(unaudited)

NOTE 1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The AEGON/Transamerica Series Trust ("ATST") is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. ATST serves as a funding vehicle for variable life insurance, variable annuity and group annuity products. Mercury Large Cap Value ("the Fund"), part of ATST, began operations on May 1, 1996.

Effective May 1, 2005, AEGON/Transamerica Series Fund, Inc. changed its name to AEGON/Transamerica Series Trust.

On May 3, 2004, PBHG/NWQ Value Select acquired all the net assets of BlackRock Large Cap Value pursuant to a plan of reorganization approved by shareholders of BlackRock Large Cap Value. PBHG/NWQ Value Select was the accounting surviver. The acquisition was accomplished by a tax-free exchange of 66 shares of the Fund for the 109 shares of BlackRock Large Cap Value outstanding on April 30, 2004. The aggregate net assets of PBHG/NWQ Value Select immediately before the acquisition was $386,328. BlackRock Large Cap Value's net assets at that date $991, including $137 of unrealized appreciation, were combined with those of the Fund, resulting in combined assets of $387,319.

On May 3, 2004, the Fund changed its name from PBHG/NWQ Value Select to Mercury Large Cap Value and changed its sub-advisers from Pilgrim Baxter & Associates, Inc. and NWQ Investment Management Company, Inc. to Fund Asset Management, L.P. doing business as Mercury Advisors.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties, which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

See the Prospectus and Statement of Additional Information for a description of the Fund's investment objective.

In preparing the Fund's financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP"), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following policies were consistently followed by the Fund, in accordance with GAAP.

Multiple class operations and expenses: The Fund currently offers two classes of shares, an Initial Class and a Service Class. Income, non-class specific expenses and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

Pricing of shares: The Fund prices its shares on the basis of the net asset value of each class of shares of the Fund, which is determined as of the close of the New York Stock Exchange ("NYSE") (generally 4:00 p.m. Eastern Time) on each day on which the NYSE is open for trading.

Security valuations: Fund investments traded on an exchange are valued at the closing price on the day of valuation on the exchange where the security is principally traded. With respect to securities traded on the NASDAQ/NMS, such closing price may be the last reported sales price or the NASDAQ official closing price.

Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last quoted bid price.

Debt securities are valued by independent pricing services at the last quoted bid price; however, those that mature in sixty days or less are valued at amortized cost, which approximates market.

Investment company securities are valued at net asset value of the underlying portfolio.

Other securities for which quotations are not readily available are valued at fair market value as determined in good faith using guidelines adopted by the Board of Trustees, under the supervision of the Fund's Valuation Committee. These guidelines may include: the type of security; any restrictions on its resale; financial or business news of the issuer; similar or related securities that are actively trading; related corporate actions; and other significant events occurring after the close of trading in the security.

Cash: The Fund may leave cash overnight in its cash account with the custodian, Investors Bank & Trust Company ("IBT"). IBT has been contracted on behalf of the Fund to invest the excess cash into a savings account, which at June 30, 2005, was paying an interest rate of 2.02%.

Throughout the six months, the Fund may have a cash overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate.

Repurchase agreements: The Fund is authorized to enter into repurchase agreements. The Fund, through IBT, receives delivery of the underlying securities, the value of which at the time of purchase is required to be an amount equal to at least 100% of the resale price. Repurchase agreements involve the risk that the seller will fail to repurchase the security, as agreed. In that case, the Fund will bear the risk of value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

9

Mercury Large Cap Value

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2005
(all amounts in thousands)
(unaudited)

NOTE 1.–(continued)

Securities lending: The Fund may lend securities to enhance fund earnings from investing cash collateral in making such loans to qualified borrowers (typically broker/dealers). The Fund has engaged its custodian bank, IBT, as a lending agent to administer its securities lending program. IBT earned $17 of program income for its services. When the Fund makes a security loan, it receives cash collateral as protection against the risk that the borrower will default on the loan, and records an asset for the cash invested collateral and a liability for the return of the collateral.

Loans of securities are required to be secured by collateral at least equal to 102% of the value of the securities at inception of the loan, and not less then 100% thereafter. The Fund may invest cash collateral in short-term money market instruments including: U.S. Treasury Bills, U.S. agency obligations, commercial paper, money market mutual funds, repurchase agreements and other highly rated, liquid investments. During the life of securities loans, the collateral and securities loaned remain subject to fluctuation in value. IBT marks to market securities loaned and the collateral each business day. If additional collateral is due (at least $1), IBT collects additional cash collateral from the borrowers. Although securities loaned will be fully collateralized at all times, IBT may experience delays in, or may be prevented from, recovering the collateral on behalf of the Fund. The Fund may recall a loaned security position at any time from the borrower through IBT. In the event the borrower fails to timely return a recalled security, IBT may indemnify the Fund by purchasing replacement securities for the Fund at its own expense and claiming the collateral to fund such a purchase. IBT absorbs the loss if the collateral value is not sufficient to cover the cost of the replacement securities. If replacement securities are not available, IBT will credit the equivalent cash value to the Fund.

While a security is on loan, the Fund does not have the right to vote that security. However, if time permits, the Fund will attempt to recall a security on loan and vote the proxy.

Income from securities lending is included in the Statement of Operations. The amount of collateral and value of securities on loan are included in the Statement of Assets and Liabilities as well as in the Schedule of Investments.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income is recorded on the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Dividend distributions: Dividends and capital gains distributions are typically declared and reinvested annually and are generally paid and reinvested on the business day following the ex-date.

NOTE 2.  RELATED PARTY TRANSACTIONS

Transamerica Fund Advisors, Inc. ("TFAI") is the Fund's investment adviser. Transamerica Fund Services, Inc. ("TFS") is the Fund's administrator and transfer agent. AFSG Securities Corp. ("AFSG") is the Fund's distributor. AFSG is 100% owned by AUSA Holding Company ("AUSA"). TFAI is a directly owned subsidiary of Western Reserve Life Assurance Co. of Ohio ("WRL") (78%) and AUSA (22%). TFS is a wholly owned subsidiary of WRL (50%) and AUSA (50%). AUSA and WRL are wholly owned indirect subsidiaries of AEGON, NV, a Netherlands corporation.

Effective January 1, 2005 AEGON/Transamerica Fund Advisors, Inc. ("ATFA") was renamed Transamerica Fund Advisors, Inc. ("TFAI"); AEGON/Transamerica Fund Services, Inc. ("ATFS") and AEGON/Transamerica Investor Services, Inc. ("ATIS") merged into one entity and was renamed Transamerica Fund Services, Inc. ("TFS").

Certain officers and trustees of the Fund are also officers and/or trustees of TFAI, TFS, AFSG and WRL. No affiliated officer or trustee receives any compensation directly from the Fund.

The following schedule reflects the percentage of fund assets owned by affiliated mutual funds (i.e. through the asset allocation funds):

	Net Assets	% of Net Assets
Asset Allocation-Growth Portfolio	$110,190	15.6%
Asset Allocation-Moderate Portfolio	110,460	15.6%
Asset Allocation-Moderate Growth Portfolio	202,891	28.7%
Total	$423,541	59.9%

Investment advisory fee: The Fund pays management fees to TFAI based on average daily net assets ("ANA") at the following breakpoints:

0.80% of first $250 million of ANA
0.775% of the next $500 million of ANA
0.75% of ANA over $750 million

TFAI has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

1.00% Expense Limit

If total fund expenses fall below the annual expense limitation agreement agreed to by the adviser within the succeeding three years, the Fund may be required to pay that adviser a portion or all of the waived advisory fees.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

10

Mercury Large Cap Value

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2005
(all amounts in thousands)
(unaudited)

NOTE 2.–(continued)

There were no amounts available for recapture at June 30, 2005.

Distribution and service fees: The Fund adopted a distribution plan ("Distribution Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. Pursuant to the Distribution Plan, ATST entered into a Distribution Agreement with AFSG effective May 1, 1999.

Under the Distribution Plan and Distribution Agreement on the Initial Class shares, AFSG, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund's shares, amounts equal to actual expenses associated with distributing the shares.

The Distribution Plan on the Service Class shares requires ATST to pay distribution fees to AFSG as compensation for its activities, not as reimbursement for specific expenses. The fee on the Service Class is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Fund is authorized under the 12b-1 plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%

AFSG has determined that it will not seek payment by the Fund of the distribution expenses incurred with respect to the Initial Class shares before April 30, 2006. Prior to AFSG seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Fund will pay fees relating to Service Class shares.

Administrative services: The Fund has entered into an agreement with TFS for financial and legal fund administration services, which includes such items as compliance, expenses, financial statements and other reporting, distributions, tax returns, prospectus preparation, board of trustees meeting support, transfer agency and other legal matters. The Fund pays TFS an annual fee of 0.02% of average net assets. The legal fees on the Statement of Operations are for fees paid to external legal counsel.

Deferred compensation plan: Each eligible Fund Trustee may elect participation in the Deferred Compensation Plan for Trustees of ATST ("the Plan"). Under the Plan, such Trustees may defer payment of a percentage of their total fees earned as a Fund Trustee. These deferred amounts may be invested in any portfolio of Transamerica IDEX Mutual Funds, an affiliate of the Fund. At June 30, 2005, the value of invested plan amount was $33. Invested plan amounts and the total liability for deferred compensation to the Trustees under the Plan at June 30, 2005, are included in Net Assets in the accompanying Statement of Assets and Liabilities.

NOTE 3.  INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the six months ended June 30, 2005, were as follows:

Purchases of securities:
Long-Term excluding U.S. Government	$312,556
U.S. Government
Proceeds from maturities and sales of securities:
Long-Term excluding U.S. Government	231,735
U.S. Government	–

NOTE 4.  FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments for items including, but not limited to, wash sales and capital loss carryforwards.

The capital loss carryforwards are available to offset future realized capital gains through the periods listed:

Capital Loss Carryforwards	Available through
$116	December 31, 2009
88	December 31, 2010

The capital loss carryforwards are available to affect future realized gains, subject to certain limitations under the Internal Revenue Code, through the period listed.

The aggregate cost of investments and composition of unrealized appreciation (depreciation) for federal income tax purposes as of June 30, 2005, are as follows:

Federal Tax Cost Basis	$664,799
Unrealized Appreciation	$113,108
Unrealized (Depreciation)	(10,187)
Net Unrealized Appreciation (Depreciation)	$102,921

NOTE 5.  REGULATORY PROCEEDINGS

There continues to be significant federal and state regulatory activity relating to financial services companies, particularly mutual fund companies and their investment advisers. As part of an ongoing investigation regarding potential market timing, recordkeeping and trading compliance issues and matters affecting the Fund's investment adviser, TFAI, and certain employees and affiliates of TFAI, the SEC staff has

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

11

Mercury Large Cap Value

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2005
(all amounts in thousands)
(unaudited)

NOTE 5.–(continued)

indicated that it is likely to take some action against TFAI and certain of its affiliates at the conclusion of the investigation. The potential timing and the scope of any such action is difficult to predict. Although the impact of any action brought against TFAI and/or its affiliates is difficult to assess at the present time, the Fund currently believes that the likelihood that any such action will have a material adverse impact on it is remote. It is important to note that the Fund is not aware of any allegation of wrongdoing against it and its Board at the time this semiannual report is printed. Although it is not anticipated that these developments will have an adverse impact on the Fund, there can be no assurance at this time. TFAI and its affiliates are actively working with the SEC in regard to this matter; however, the exact resolution cannot be determined at this time. TFAI will take such actions that it deems necessary or appropriate to continue providing management services to the Fund and to bring all matters to an appropriate conclusion. TFAI and/or its affiliates, and not the Fund, will bear the costs regarding these regulatory matters.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

12

Mercury Large Cap Value

INVESTMENT ADVISORY AGREEMENT – REVIEW AND RENEWAL (unaudited)

At a meeting of the Board of Trustees of AEGON/Transamerica Series Trust ("ATST") held on October 6, 2004, the Board considered and approved the renewal for a one-year period of the Investment Advisory Agreement between Mercury Large Cap Value (the "Portfolio") and Transamerica Fund Advisors, Inc. ("TFAI"). In approving the renewal of this agreement, the Board concluded that the Investment Advisory Agreement enables shareholders of the Portfolio to obtain high quality services at a cost that is appropriate, reasonable, and in the best interests of shareholders based upon the following determinations, among others:

The nature, extent and quality of the advisory service to be provided. The Board considered the nature and quality of the services provided by TFAI in the past, as well as the services anticipated to be provided in the future. The Board concluded that TFAI is capable of providing high quality services to the Portfolio, as indicated by TFAI's management capabilities demonstrated with respect to the Portfolio and other portfolios managed by TFAI, TFAI's management oversight process, and the Portfolio's strong investment performance. The Board also concluded that TFAI would provide the same quality and quantity of investment management and related services as before, that these services are appropriate in scope and extent in light of the Portfolio's operations, the competitive landscape of the investment company business and investor needs, and that TFAI's obligations will remain the same in all respects.

The investment performance of the Portfolio. The Board concluded, based in particular on information provided by Lipper Analytics, that the Portfolio's investment performance was competitive or superior relative to comparable portfolios over trailing one-, two-, three-, and five-year periods and to the Portfolio's benchmark index over one- and five-year periods. The Board also reviewed the Portfolio's investment performance since the Portfolio's sub-adviser, Fund Asset Management, L.P., doing business as Mercury Advisors (the "Sub-Adviser"), was appointed to manage the Portfolio, which it determined to be competitive. On the basis of the Trustees' assessment of the nature, extent and quality of investment advisory and related services to be provided or procured by TFAI and the Sub-Adviser, the Trustees concluded that TFAI was capable of generating a level of long-term investment performance that is appropriate in light of the Portfolio's investment objective, policies and strategies and competitive with many other investment companies.

The cost of advisory services provided and the level of profitability. On the basis of the Board's review of the fees to be charged by TFAI and the Sub-Adviser for investment advisory and related services, TFAI's financial statements, the fees paid by TFAI to the Sub-Adviser, TFAI's estimated net management income resulting from its management of the Portfolio, and the estimated profitability of TFAI's relationships with the Portfolio and ATST, the Board concluded that the level of investment advisory fees and the profitability is appropriate in light of the services provided, the management fees and overall expense ratios of comparable investment companies, and the anticipated profitability of the relationship between the Portfolio and TFAI. Further, on the basis of comparative information supplied by Lipper Analytics, the Board determined that the advisory fees of the Portfolio were consistent with industry averages, although the Board decided to monitor the Portfolio's expense ratio and encouraged management to attempt to reduce operating expenses over time.

The extent to which economies of scale would be realized as the Portfolio grows and whether fee levels reflect these economies of scale for the benefit of Portfolio investors. The Trustees concluded that inclusion of asset-based breakpoints in the Portfolio's advisory fee schedule appropriately benefit investors by realizing economies of scale in the form of a lower advisory fee rate as the level of Portfolio assets increases. The Board also concluded that the advisory fees appropriately reflect the Portfolio's current size, the current economic environment for TFAI, and the competitive nature of the investment company market. In addition, the Board noted that it will have the opportunity to periodically re-examine whether the Portfolio has achieved economies of scale, as well as the appropriateness of advisory fees payable to TFAI, in the future.

Benefits (such as soft dollars) to TFAI or the Sub-Adviser from its relationship with the Portfolio. The Board concluded that other benefits derived by TFAI or the Sub-Adviser from its relationship with the Portfolio are reasonable and fair, and are consistent with industry practice and the best interests of the Portfolio and its shareholders. In this regard, the Board noted that neither TFAI nor the Sub-Adviser realizes "soft dollar" benefits from its relationship with the Portfolio.

Other considerations. The Board also determined that TFAI had made a substantial commitment to the recruitment and retention of high quality personnel, and maintained the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and its shareholders. The Trustees also concluded that TFAI had made a significant entrepreneurial commitment to the management and success of the Portfolio, reflected by TFAI's expense limitation and fee waiver arrangement with the Portfolio, which may result in TFAI waiving a substantial amount of advisory fees for the benefit of shareholders.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

Mercury Large Cap Value 13

Mercury Large Cap Value

SUPPLEMENTAL INFORMATION (unaudited)
RESULTS OF SHAREHOLDER PROXY

At a special meeting of shareholders held on April 19, 2005, the results of the Proposals were as follows:

Proposal 1:  Approval of an Agreement and Plan of Reorganization pursuant to which AEGON/Transamerica Series Fund, Inc. will reorganize as a Delaware statutory trust.

For	Against	Abstentions/Broker Non-Votes
12,711,632.304	529,379.513	520,001.378

Proposal 2:  Approval of changes to the fundamental investment restrictions of Mercury Large Cap Value as follows:

A. Diversification	For	Against	Abstentions/Broker Non-Votes
	13,196,473.438	564,539.757	0
B. Borrowing	For	Against	Abstentions/Broker Non-Votes
	13,061,101.592	699,911.603	0
C. Senior Securities	For	Against	Abstentions/Broker Non-Votes
	13,117,566.940	643,446.255	0
D. Underwriting Securities	For	Against	Abstentions/Broker Non-Votes
	13,181,039.027	579,974.168	0
E. Real Estate	For	Against	Abstentions/Broker Non-Votes
	13,145,720.232	615,292.963	0
F. Making Loans	For	Against	Abstentions/Broker Non-Votes
	13,013,253.282	747,759.913	0
G. Concentration	For	Against	Abstentions/Broker Non-Votes
	13,194,444.287	566,568.908	0
H. Commodities	For	Against	Abstentions/Broker Non-Votes
	13.086,905.304	674,107.891	0

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

14

MFS High Yield

UNDERSTANDING YOUR FUND'S EXPENSES
(unaudited)

SHAREHOLDER EXPENSES

The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at January 1, 2005 and held for the entire period until June 30, 2005.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, note that the expenses shown in the table are meant to highlight your ongoing costs and do not reflect any transaction costs.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period (a)
Initial Class
Actual	$1,000.00	$1,001.90	0.82%	$4.07
Hypothetical (b)	1,000.00	1,020.73	0.82	4.11
Service Class
Actual	1,000.00	1,000.00	1.07	5.31
Hypothetical (b)	1,000.00	1,019.49	1.07	5.36

(a)  Expenses are calculated using each Fund's annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by number of days in the period (181 days), and divided by the number of days in the year (365 days).

(b)  5% return per year before expenses.

GRAPHICAL PRESENTATION OF SCHEDULE OF INVESTMENTS
By Bond Credit Quality (Moody Ratings)
At June 30, 2005

This chart shows the percentage breakdown by Bond Credit Quality of the Fund's total investment securities.

Credit Rating Descriptions

Aaa Prime grade obligations. Exceptional financial security and ability to meet senior financial obligations.

A3 Upper medium grade obligations. Interest payments and principal are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

1

MFS High Yield

Credit Rating Descriptions (continued)

(unaudited)

Baa1 Medium grade obligations. Interest payments and principal security are adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over great length of time.

Baa2 Medium grade obligations. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over great length of time.

Baa3 Medium grade obligations. Interest payments and principal security are not as adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over great length of time.

Ba1 Moderate vulnerability in the near-term but faces major ongoing uncertainties in the event of adverse business, financial and economic conditions.

Ba2 Vulnerable in the near-term but faces major ongoing uncertainties in the event of adverse business, financial and economic conditions.

Ba3 More vulnerable in the near-term but faces major ongoing uncertainties in the event of adverse business, financial and economic conditions.

B1 Moderate vulnerability to adverse business, financial and economic conditions but currently has the capacity to meet financial commitments.

B2 More vulnerable to adverse business, financial and economic conditions but currently has the capacity to meet financial commitments.

B3 Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa1 Highly vulnerable may be in default on their policyholder obligations or there may be present elements of danger with respect to payment of policyholder obligations and claims.

Caa2 Extremely vulnerable may be in default on their policyholder obligations or there may be present elements of danger with respect to payment of policyholder obligations and claims.

Caa3 Speculative, may be in default on their policyholder obligations or have other marked shortcomings.

Ca Extremely speculative, may be in default on their policyholder obligations or have other marked shortcomings.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

2

MFS High Yield

SCHEDULE OF INVESTMENTS
At June 30, 2005
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (0.8%)
Republic of Brazil
8.00%, due 04/15/2014	$1,298	$1,330
8.88%, due 10/14/2019	747	792
Republic of Panama 9.38%, due 01/16/2023 9.38%, due 04/01/2029	897 329	1,108 407
Russian Federation 12.75%, due 06/24/2028 (v)	726	1,313
Total Foreign Government Obligations (cost: $4,584)		4,950
MORTGAGE-BACKED SECURITIES (1.6%)
Arcap REIT, Inc.–144A 6.10%, due 09/21/2045	1,515	1,424
Asset Securitization Corp. 8.29%, due 11/13/2029 (b)	3,570	3,724
Commercial Mortgage Acceptance Corp.–144A 5.44%, due 09/15/2030 (b)	230	236
CS First Boston Mortgage Securities Corp.–144A 6.75%, due 11/11/2030	1,115	1,218
First Union National Bank Commercial Mortgage 6.75%, due 10/15/2032	1,305	1,402
GMAC Commercial Mortgage Securities, Inc.–144A 7.91%, due 04/15/2034 (b)	1,278	1,419
Morgan Stanley Capital I–144A 1.56%, due 04/28/2039 (b)(c)	10,481	868
Total Mortgage-Backed Securities (cost: $9,388)		10,291
ASSET-BACKED SECURITIES (0.3%)
Crest, Ltd. 7.00%, due 01/28/2040 (a)	1,422	1,383
Falcon Franchise Loan LLC–144A 4.12%, due 01/05/2025 (b)(c)	4,149	721
Total Asset-Backed Securities (cost: $2,069)		2,104
CORPORATE DEBT SECURITIES (88.2%)
Aerospace (0.5%)
Argo-Tech Corp. 9.25%, due 06/01/2011	1,160	1,259
BE Aerospace, Inc. 8.88%, due 05/01/2011 (d)	1,575	1,646
Agriculture (0.2%)
Michael Foods, Inc. 8.00%, due 11/15/2013	1,405	1,430

	Principal	Value
Air Transportation (0.7%)
CHC Helicopter Corp.
7.38%, due 05/01/2014	$1,235	$1,232
Continental Airlines, Inc. 6.90%, due 01/02/2017 6.75%, due 03/15/2017 6.80%, due 08/02/2018 7.57%, due 03/15/2020	613 525 960 1,644	500 431 801 1,354
Amusement & Recreation Services (1.9%)
Aztar Corp. 7.88%, due 06/15/2014	1,450	1,533
Boyd Gaming Corp. 6.75%, due 04/15/2014	2,610	2,675
Caesars Entertainment, Inc. 8.88%, due 09/15/2008 8.13%, due 05/15/2011	745 3,285	832 3,778
Penn National Gaming, Inc.–144A 6.75%, due 03/01/2015	1,365	1,355
Six Flags, Inc. 9.75%, due 04/15/2013 (d)	2,070	1,954
Apparel Products (0.5%)
Levi Strauss & Co. 12.25%, due 12/15/2012 9.75%, due 01/15/2015	1,355 1,690	1,480 1,677
Automotive (2.6%)
General Motors Acceptance Corp. 6.13%, due 01/22/2008 5.85%, due 01/14/2009 (d) 6.75%, due 12/01/2014	995 1,860 3,865	963 1,744 3,458
General Motors Corp. 8.38%, due 07/15/2033 (d)	2,730	2,280
Lear Corp. 8.11%, due 05/15/2009	1,750	1,810
Metaldyne Corp. 11.00%, due 06/15/2012 (d)	419	271
Metaldyne Corp.–144A 10.00%, due 11/01/2013 (d)	2,370	1,943
Navistar International Corp. 7.50%, due 06/15/2011 (d)	3,585	3,657
Business Credit Institutions (0.5%)
eircom Funding 8.25%, due 08/15/2013	1,130	1,226
Qwest Capital Funding, Inc. 7.25%, due 02/15/2011 (d)	2,145	2,054

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

MFS High Yield  3

MFS High Yield

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2005
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
Business Services (2.7%)
Amsted Industries, Inc.–144A 10.25%, due 10/15/2011	$2,915	$3,148
Iron Mountain, Inc. 8.63%, due 04/01/2013 7.75%, due 01/15/2015 6.63%, due 01/01/2016	335 1,770 1,150	347 1,779 1,064
Lamar Media Corp. 7.25%, due 01/01/2013	1,155	1,219
NewPage Corp.–144A 12.00%, due 05/01/2013	180	178
Samsonite Corp. 8.88%, due 06/01/2011	1,825	1,939
Transdigm, Inc. 8.38%, due 07/15/2011	1,580	1,675
United Rentals North America, Inc. 6.50%, due 02/15/2012 7.75%, due 11/15/2013 (d) 7.00%, due 02/15/2014 (d)	1,330 2,075 1,510	1,308 2,039 1,438
Williams Scotsman, Inc. 9.88%, due 06/01/2007 10.00%, due 08/15/2008	555 465	558 514
Chemicals & Allied Products (5.1%)
Arco Chemical Co. 9.80%, due 02/01/2020	1,445	1,618
Church & Dwight Co., Inc. 6.00%, due 12/15/2012	1,255	1,268
Equistar Chemicals, LP/Equistar Funding Corp. 10.63%, due 05/01/2011	1,110	1,225
Huntsman International LLC 10.13%, due 07/01/2009	1,768	1,819
Huntsman International LLC–144A 7.38%, due 01/01/2015 (d)	2,360	2,330
IMC Global, Inc. 10.88%, due 08/01/2013	955	1,120
JohnsonDiversey Holdings, Inc. 0.00%, due 05/15/2013 (e)	4,425	3,147
JohnsonDiversey, Inc. 9.63%, due 05/15/2012	2,245	2,279
Kronos International, Inc. 8.88%, due 06/30/2009	100	128
Lyondell Chemical Co. 9.50%, due 12/15/2008 11.13%, due 07/15/2012	1,200 1,985	1,276 2,253
Nalco Co. 7.75%, due 11/15/2011 8.88%, due 11/15/2013	675 960	719 1,030

	Principal	Value
Chemicals & Allied Products (continued)
NOVA Chemicals Corp. 6.50%, due 01/15/2012	$3,085	$2,992
Resolution Performance Products, Inc. 13.50%, due 11/15/2010	1,150	1,236
Revlon Consumer Products Corp. 9.50%, due 04/01/2011	1,955	1,847
Rhodia SA 8.88%, due 06/01/2011 (d)	3,850	3,706
Rockwood Specialties Group, Inc. 10.63%, due 05/15/2011	1,320	1,455
Rockwood Specialties Group, Inc.–144A 7.50%, due 11/15/2014	800	794
Sterling Chemicals, Inc. 11.75%, due 08/15/2006 (a)(g) 11.25%, due 04/01/2007 (a)(g)	40 50	–(f) –(f)
Communication (5.2%)
American Tower Corp. 9.38%, due 02/01/2009 7.13%, due 10/15/2012	67 1,320	70 1,396
Cablevision Systems Corp., Series B 8.00%, due 04/15/2012	1,430	1,401
CCO Holdings LLC/CCO Holdings Capital Corp. 8.75%, due 11/15/2013	950	936
Charter Communications Holdings, Inc. 8.63%, due 04/01/2009 (d) 9.92%, due 04/01/2011	8,105 2,615	6,018 1,909
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp. –144A 8.38%, due 04/30/2014	930	925
CSC Holdings, Inc. 8.13%, due 07/15/2009 8.13%, due 08/15/2009	750 2,140	759 2,167
CSC Holdings, Inc.–144A 6.75%, due 04/15/2012	1,650	1,551
Echostar DBS Corp. 6.38%, due 10/01/2011	4,250	4,213
Frontiervision Holdings, LP 11.00%, due 10/15/2006 (g) 11.88%, due 09/15/2007 (g)	1,730 505	2,327 694
Frontiervision Holdings, LP, Series B 11.88%, due 09/15/2007 (g)	725	997
Intelsat Bermuda, Ltd.–144A 8.63%, due 01/15/2015	1,905	2,010

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

4

MFS High Yield

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2005
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
Communication (continued)
MediaCom LLC/Cap Corp. 9.50%, due 01/15/2013 (d)	$1,900	$1,895
PanAmSat Holding Corp. 0.00%, due 11/01/2014 (u)	2,840	1,952
Pliant Corp. (PIK)–144A 11.63%, due 06/15/2009	204	219
Rogers Cable, Inc. 8.75%, due 05/01/2032	1,185	1,345
Communications Equipment (1.9%)
American Towers, Inc. 7.25%, due 12/01/2011	1,185	1,250
Innova S. de R.L. 9.38%, due 09/19/2013	1,650	1,860
L-3 Communications Corp. 6.13%, due 01/15/2014 5.88%, due 01/15/2015	1,835 1,500	1,835 1,455
Lucent Technologies, Inc. 5.50%, due 11/15/2008 (d) 6.45%, due 03/15/2029	1,210 1,435	1,201 1,284
Nortel Networks Corp. 6.88%, due 09/01/2023	1,040	972
Northern Telecom Capital 7.88%, due 06/15/2026	645	645
Pliant Corp. 13.00%, due 06/01/2010	1,595	1,292
Computer & Office Equipment (0.7%)
Buhrmann US, Inc.–144A 7.88%, due 03/01/2015	1,820	1,774
General Binding Corp. 9.38%, due 06/01/2008	1,225	1,237
Scientific Games Corp.–144A 6.25%, due 12/15/2012	1,185	1,197
Construction (0.8%)
Integrated Electrical Services, Inc. 9.38%, due 02/01/2009 (d)	1,670	1,248
WCI Communities, Inc. 7.88%, due 10/01/2013	2,750	2,750
WCI Communities, Inc.–144A 6.63%, due 03/15/2015 (d)	960	878
Department Stores (0.6%)
Dollar General Corp. 8.63%, due 06/15/2010	2,055	2,343
J.C. Penney Co., Inc. 8.00%, due 03/01/2010	1,610	1,771

	Principal	Value
Drug Stores & Proprietary Stores (0.3%)
Rite Aid Corp.
9.25%, due 06/01/2013 (d)	$1,300	$1,274
6.88%, due 08/15/2013 (d)	930	804
Electric Services (7.9%)
AES Corp. (The)–144A 8.75%, due 05/15/2013 9.00%, due 05/15/2015	3,620 1,270	4,045 1,426
Allegheny Energy Supply Co. LLC–144A 8.25%, due 04/15/2012 (d)	2,045	2,290
Calpine Canada Energy Finance 8.50%, due 05/01/2008 (d)	1,530	1,102
Calpine Corp.–144A 9.63%, due 09/30/2014	690	690
Centerpoint Energy, Inc. 7.25%, due 09/01/2010	1,205	1,337
CMS Energy Corp. 8.50%, due 04/15/2011	2,330	2,598
Empresa Nacional de Electricidad SA 8.35%, due 08/01/2013	2,125	2,468
FirstEnergy Corp. 6.45%, due 11/15/2011 7.38%, due 11/15/2031	2,575 413	2,813 505
Midwest Generation LLC 8.75%, due 05/01/2034	3,190	3,573
Mission Energy Holding Co. 13.50%, due 07/15/2008	1,275	1,514
Nevada Power Co. 6.50%, due 04/15/2012	415	434
Nevada Power Co.–144A 5.88%, due 01/15/2015	1,140	1,146
Northwestern Corp.–144A 5.88%, due 11/01/2014	1,885	1,932
NRG Energy, Inc.–144A 8.00%, due 12/15/2013	3,432	3,621
PSEG Energy Holdings LLC 7.75%, due 04/16/2007 8.63%, due 02/15/2008	2,035 1,210	2,101 1,286
Reliant Energy, Inc. 9.25%, due 07/15/2010 9.50%, due 07/15/2013 6.75%, due 12/15/2014	1,400 225 825	1,526 250 806
Sierra Pacific Power Co. 6.25%, due 04/15/2012	980	1,007
Sierra Pacific Resources 8.63%, due 03/15/2014	1,280	1,414

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

5

MFS High Yield

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2005
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
Electric Services (continued)
TECO Energy, Inc. 7.00%, due 05/01/2012	$1,710	$1,847
Tenaska Alabama Partners, LP–144A 7.00%, due 06/30/2021	822	832
Texas Genco LLC/Texas Genco Financing Corp.–144A 6.88%, due 12/15/2014	1,810	1,905
TXU Corp.–144A 5.55%, due 11/15/2014	5,525	5,358
Electric, Gas & Sanitary Services (0.2%)
DPL, Inc. 6.88%, due 09/01/2011	1,130	1,220
Electronic Components & Accessories (0.6%)
Flextronics International, Ltd. 6.50%, due 05/15/2013	3,245	3,359
MagnaChip Semiconductor SA/MagnaChip Semiconductor Finance Co.–144A 8.00%, due 12/15/2014	245	235
Environmental Services (0.5%)
Allied Waste North America, Inc. 6.50%, due 11/15/2010 (d)	3,105	3,058
Fabricated Metal Products (0.1%)
Trimas Corp. 9.88%, due 06/15/2012	1,060	890
Food & Kindred Products (1.2%)
Burns Philp Capital Property, Ltd./Burns Philp Capital US, Inc. 9.75%, due 07/15/2012	2,145	2,306
Hercules, Inc. 6.75%, due 10/15/2029	1,835	1,780
Merisant Co.–144A 10.50%, due 07/15/2013	450	319
Smithfield Foods, Inc. 7.00%, due 08/01/2011	2,020	2,126
United Biscuits Finance PLC 10.63%, due 04/15/2011	900	1,150
Gas Production & Distribution (3.4%)
ANR Pipeline Co. 9.63%, due 11/01/2021	1,950	2,472
Dynegy Holdings, Inc. 6.88%, due 04/01/2011 (d)	20	20
Dynegy Holdings, Inc.–144A 9.88%, due 07/15/2010 10.13%, due 07/15/2013	1,405 375	1,553 424

	Principal	Value
Gas Production & Distribution (continued)
El Paso Corp. 7.00%, due 05/15/2011	$3,785	$3,776
El Paso Natural Gas Co. 7.63%, due 08/01/2010	2,760	2,914
EL Paso Production Holding Co. 7.75%, due 06/01/2013	2,970	3,170
Gaz Capital for Gazprom–144A 8.63%, due 04/28/2034	1,700	2,125
Morgan Stanley Bank AG for OAO Gazprom –144A 9.63%, due 03/01/2013	920	1,128
Transcontinental Gas Pipe Line Corp., Series B 7.00%, due 08/15/2011	1,215	1,309
Williams Cos., Inc. 7.13%, due 09/01/2011 7.75%, due 06/15/2031	1,658 610	1,791 673
Health Services (4.1%)
DaVita, Inc.–144A 6.63%, due 03/15/2013 7.25%, due 03/15/2015	1,140 1,330	1,177 1,367
Extendicare Health Services, Inc. 6.88%, due 05/01/2014	1,955	1,940
Eye Care Centers of America–144A 10.75%, due 02/15/2015	995	891
HCA, Inc. 7.88%, due 02/01/2011 6.38%, due 01/15/2015	3,630 6,590	3,994 6,838
Healthsouth Corp. 7.63%, due 06/01/2012	1,660	1,610
Insight Health Services Corp. 9.88%, due 11/01/2011	1,040	811
Select Medical Corp.–144A 7.63%, due 02/01/2015	1,195	1,183
Tenet Healthcare Corp. 6.50%, due 06/01/2012 9.88%, due 07/01/2014	580 1,840	551 1,973
Tenet Healthcare Corp.–144A 9.25%, due 02/01/2015	1,730	1,795
Triad Hospitals, Inc. 7.00%, due 11/15/2013	1,770	1,819
Hotels & Other Lodging Places (3.7%)
Host Marriott, LP 7.13%, due 11/01/2013	2,395	2,497
Host Marriott, LP–144A 6.38%, due 03/15/2015	1,245	1,233

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

6

MFS High Yield

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2005
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
Hotels & Other Lodging Places (continued)
Intrawest Corp. 7.50%, due 10/15/2013	$580	$595
Mandalay Resort Group 9.38%, due 02/15/2010 (d)	1,650	1,844
MGM Mirage 8.50%, due 09/15/2010 8.38%, due 02/01/2011 5.88%, due 02/27/2014	765 3,630 2,270	849 3,957 2,205
Pinnacle Entertainment, Inc. 8.25%, due 03/15/2012 8.75%, due 10/01/2013	250 2,630	260 2,788
Starwood Hotels & Resorts Worldwide, Inc. 7.88%, due 05/01/2012	4,160	4,690
Station Casinos, Inc. 6.50%, due 02/01/2014	1,240	1,265
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.–144A 6.63%, due 12/01/2014	1,425	1,386
Industrial Machinery & Equipment (1.6%)
Case Corp. 7.25%, due 01/15/2016	635	605
Case New Holland, Inc.–144A 9.25%, due 08/01/2011	2,270	2,383
Intermet Corp. 9.75%, due 06/15/2009 (d)(g)	1,485	642
JLG Industries, Inc. 8.25%, due 05/01/2008	2,545	2,666
Manitowoc Co. 10.38%, due 05/15/2011	750	1,008
Terex Corp. 10.38%, due 04/01/2011	2,865	3,109
Instruments & Related Products (1.9%)
DirecTV Holdings LLC/DirecTV Financing Co. 8.38%, due 03/15/2013	822	910
DirecTV Holdings LLC–144A 6.38%, due 06/15/2015	1,320	1,313
Fisher Scientific International, Inc. 6.75%, due 08/15/2014	405	423
Fisher Scientific International, Inc.–144A 6.13%, due 07/01/2015	1,235	1,237
Safilo Capital International SA –144A 9.63%, due 05/15/2013	2,855	3,725
Xerox Corp. 7.63%, due 06/15/2013	4,370	4,703

	Principal	Value
Insurance (0.2%)
Axis Capital Holdings, Ltd. 5.75%, due 12/01/2014	$1,290	$1,336
Lumber & Other Building Materials (0.3%)
Nortek, Inc. 8.50%, due 09/01/2014	1,820	1,693
Management Services (0.3%)
US Oncology, Inc. 10.75%, due 08/15/2014	1,630	1,777
Manufacturing Industries (0.3%)
Bombardier Recreational Products, Inc. 8.38%, due 12/15/2013	1,325	1,411
K2, Inc. 7.38%, due 07/01/2014	570	600
Medical Instruments & Supplies (0.2%)
CDRV Investors, Inc.–144A 0.00%, due 01/01/2015 (h)	3,180	1,558
Metal Cans & Shipping Containers (0.3%)
Crown European Holdings SA 10.88%, due 03/01/2013	1,520	1,786
Metal Mining (0.3%)
Freeport-McMoRan Copper & Gold, Inc. 6.88%, due 02/01/2014	2,170	2,116
Mining (0.4%)
Foundation PA Coal Co. 7.25%, due 08/01/2014	1,225	1,286
Peabody Energy Corp. 5.88%, due 04/15/2016	1,270	1,270
Mortgage Bankers & Brokers (2.1%)
Affinia Group, Inc.–144A 9.00%, due 11/30/2014	1,825	1,533
Couche-Tard US LP/Couche-Tard Finance Corp. 7.50%, due 12/15/2013	2,885	3,029
Crystal US Holdings 3 LLC/Crystal US Sub 3 Corp. 9.63%, due 06/15/2014	1,128	1,263
Crystal US Holdings 3 LLC/Crystal US Sub 3 Corp., Series A (r) 0.00%, due 10/01/2014	1,302	918
Crystal US Holdings 3 LLC/Crystal US Sub 3 Corp., Series B (s) 0.00%, due 10/01/2014	2,646	1,839

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

7

MFS High Yield

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2005
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
Mortgage Bankers & Brokers (continued)
Da-Lite Screen Co., Inc. 9.50%, due 05/15/2011	$1,840	$1,960
Milacron Escrow Corp. 11.50%, due 05/15/2011	2,395	2,515
Motion Pictures (0.9%)
AMC Entertainment, Inc. 9.50%, due 02/01/2011	1,261	1,237
LCE Acquisition Corp.–144A 9.00%, due 08/01/2014 (d)	1,950	1,887
Marquee, Inc., Series B 8.63%, due 08/15/2012 (d)	2,400	2,460
Motor Vehicles, Parts & Supplies (0.6%)
TRW Automotive, Inc. 9.38%, due 02/15/2013 11.00%, due 02/15/2013	1,631 1,850	1,806 2,127
Oil & Gas Extraction (3.2%)
Belden & Blake Corp. 8.75%, due 07/15/2012	1,340	1,313
Chesapeake Energy Corp. 7.00%, due 08/15/2014 6.88%, due 01/15/2016	2,312 1,845	2,451 1,923
Chesapeake Energy Corp.–144A 6.38%, due 06/15/2015	670	687
Colorado Interstate Gas Co.–144A 5.95%, due 03/15/2015	705	695
Encore Acquisition Co. 8.38%, due 06/15/2012 6.25%, due 04/15/2014	1,005 530	1,090 537
Hanover Compressor Co. 9.00%, due 06/01/2014	1,720	1,832
Kerr-McGee Corp. 6.95%, due 07/01/2024	2,560	2,645
MarkWest Energy Partners, LP / MarkWest Energy Finance Corp.–144A 6.88%, due 11/01/2014	1,890	1,881
Newfield Exploration Co. 6.63%, due 09/01/2014	1,240	1,299
Petroleum Geo-Services ASA 10.00%, due 11/05/2010	1,830	2,050
Plains Exploration & Production Co. 7.13%, due 06/15/2014	1,760	1,883
Paper & Allied Products (3.4%)
Abitibi-Consolidated, Inc. 8.55%, due 08/01/2010 7.75%, due 06/15/2011	3,645 875	3,800 879

	Principal	Value
Paper & Allied Products (continued)
Buckeye Technologies, Inc. 8.50%, due 10/01/2013	$1,745	$1,780
Corp. Durango SA de CV 13.13%, due 08/01/2006 (g) 13.50%, due 08/01/2008 (g) 7.50%, due 12/31/2012 (t)	138 73 1,228	–(f) –(f) 970
Corp. Durango SA de CV–144A 13.75%, due 07/15/2009 (d)(g)	2,689	–(f)
Georgia-Pacific Corp. 9.38%, due 02/01/2013 7.75%, due 11/15/2029	4,615 1,920	5,221 2,158
Graphic Packaging International Corp. 9.50%, due 08/15/2013	2,310	2,327
Norske Skog Canada, Ltd. 8.63%, due 06/15/2011 7.38%, due 03/01/2014	1,740 1,110	1,794 1,088
Stone Container Finance 7.38%, due 07/15/2014	1,270	1,194
Paper & Paper Products (0.9%)
Jefferson Smurfit Group PLC (PIK)–144A 11.50%, due 10/01/2015	2,563	2,490
MDP Acquisitions PLC 9.63%, due 10/01/2012	1,875	1,875
Newark Group, Inc. 9.75%, due 03/15/2014	1,290	1,187
Paperboard Containers & Boxes (0.8%)
Greif, Inc. 8.88%, due 08/01/2012	1,760	1,892
Jefferson Smurfit-Stone Container Corp. 8.25%, due 10/01/2012	1,790	1,799
Plastipak Holdings, Inc. 10.75%, due 09/01/2011	980	1,080
Personal Credit Institutions (0.5%)
Ford Motor Credit Co. 6.63%, due 06/16/2008 5.63%, due 10/01/2008 (d)	1,888 1,275	1,865 1,215
Personal Services (0.3%)
Service Corp. International/US–144A 7.00%, due 06/15/2017	1,945	1,998
Petroleum Refining (1.6%)
Amerada Hess Corp. 7.30%, due 08/15/2031	1,730	2,087
Citgo Petroleum Corp. 6.00%, due 10/15/2011	2,500	2,494

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

8

MFS High Yield

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2005
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
Petroleum Refining (continued)
Enterprise Products Operating, LP
6.38%, due 02/01/2013	$1,291	$1,399
Enterprise Products Operating, LP, Series B 5.60%, due 10/15/2014	2,562	2,636
Premcor Refining Group (The), Inc. 7.75%, due 02/01/2012 7.50%, due 06/15/2015	825 770	901 843
Pharmaceuticals (0.6%)
AmerisourceBergen Corp. 7.25%, due 11/15/2012	1,530	1,685
Warner Chilcott Corp.–144A 8.75%, due 02/01/2015	2,335	2,271
Primary Metal Industries (1.2%)
AK Steel Corp. 7.75%, due 06/15/2012 (d)	2,605	2,201
Century Aluminum Co. 7.50%, due 08/15/2014	2,175	2,148
Chaparral Steel Co.–144A 10.00%, due 07/15/2013	885	889
Texas Industries, Inc.–144A 7.25%, due 07/15/2013	320	328
Valmont Industries, Inc. 6.88%, due 05/01/2014	1,920	1,920
Printing & Publishing (2.0%)
Cenveo Corp. 9.63%, due 03/15/2012	450	486
Dex Media East LLC/Dex Media East Finance Co. 12.13%, due 11/15/2012	1,389	1,663
Dex Media, Inc. 0.00%, due 11/15/2013 (i)	5,650	4,548
Hollinger, Inc.–144A 12.88%, due 03/01/2011	346	378
Medianews Group, Inc. 6.88%, due 10/01/2013	1,795	1,779
Primedia, Inc. 8.88%, due 05/15/2011 8.00%, due 05/15/2013	1,410 2,000	1,477 2,005
Radio & Television Broadcasting (1.9%)
Allbritton Communications Co. 7.75%, due 12/15/2012	2,463	2,426
Emmis Operating Co. 6.88%, due 05/15/2012	1,220	1,208
Granite Broadcasting Corp. 9.75%, due 12/01/2010 (d)	2,355	2,190
Lighthouse International Co. SA–144A 8.00%, due 04/30/2014	1,455	1,819

	Principal	Value
Radio & Television Broadcasting (continued)
Paxson Communications Corp.
0.00%, due 01/15/2009 (j)	$4,515	$4,222
Railroads (0.7%)
Grupo Transportacion Ferroviaria Mexicana SA de CV 12.50%, due 06/15/2012	1,440	1,685
Grupo Transportacion Ferroviaria Mexicana SA DE CV–144A 9.38%, due 05/01/2012	101	105
Kansas City Southern Railway, Co. 7.50%, due 06/15/2009	2,595	2,679
Residential Building Construction (1.1%)
Beazer Homes USA, Inc.–144A 6.88%, due 07/15/2015	2,030	2,010
DR Horton, Inc. 8.00%, due 02/01/2009	2,275	2,492
Technical Olympic USA, Inc. 9.00%, due 07/01/2010 7.50%, due 03/15/2011 7.50%, due 01/15/2015	670 445 1,270	689 414 1,143
Restaurants (0.3%)
Carrols Corp.–144A 9.00%, due 01/15/2013	1,830	1,853
Retail Trade (0.6%)
Amerigas Partners, LP–144A 7.25%, due 05/20/2015	1,370	1,425
Finlay Fine Jewelry Corp. 8.38%, due 06/01/2012	2,815	2,537
Rubber & Misc. Plastic Products (0.4%)
Cooper-Standard Automotive, Inc. 8.38%, due 12/15/2014 (d)	1,595	1,260
Goodyear Tire & Rubber Co. (The)–144A 9.00%, due 07/01/2015 (d)	1,235	1,213
Security & Commodity Brokers (0.2%)
Refco Finance Holdings LLC 9.00%, due 08/01/2012	1,210	1,283
Shoe Stores (0.3%)
Payless Shoesource, Inc. 8.25%, due 08/01/2013 (d)	1,760	1,857
Social Services (0.2%)
Knowledge Learning Corp., Inc.–144A 7.75%, due 02/01/2015	1,110	1,060
Stone, Clay & Glass Products (0.5%)
Owens-Brockway 8.88%, due 02/15/2009 8.25%, due 05/15/2013	1,215 680	1,291 739

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

9

MFS High Yield

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2005
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
Stone, Clay & Glass Products (continued)
Owens-Illinois, Inc. 7.80%, due 05/15/2018	$1,295	$1,360
Telecommunications (9.2%)
Alamosa Delaware, Inc. 0.00%, due 07/31/2009 (k)	1,432	1,579
AT&T Corp. 9.05%, due 11/15/2011 9.75%, due 11/15/2031	2,126 1,045	2,450 1,360
Centennial Cellular Operating Co./Centennial Communications Corp. 10.13%, due 06/15/2013	1,055	1,192
Cincinnati Bell, Inc. 8.38%, due 01/15/2014 (d)	1,845	1,891
Cincinnati Bell, Inc.–144A 8.38%, due 01/15/2014	320	328
Citizens Communications Co. 9.25%, due 05/15/2011 6.25%, due 01/15/2013 9.00%, due 08/15/2031	4,504 550 615	5,028 532 630
Dobson Cellular Systems–144A 9.88%, due 11/01/2012	520	549
Esprit Telecom Group PLC 10.88%, due 06/15/2008 (g)	15	-	(f)
GCI, Inc. 7.25%, due 02/15/2014	2,015	1,934
Hawaiian Telcom Communications, Inc.–144A 9.75%, due 05/01/2013 (d) 12.50%, due 05/01/2015	475 290	503 309
Iwo Escrow Co.–144A 6.89%, due 01/15/2012 (b)	250	248
MCI, Inc. 6.91%, due 05/01/2007 7.69%, due 05/01/2009	1,520 1,350	1,541 1,406
Nextel Communications, Inc. 5.95%, due 03/15/2014	8,905	9,250
Qwest Corp.–144A 7.88%, due 09/01/2011 9.13%, due 03/15/2012	2,100 3,600	2,189 3,915
Qwest Services Corp. 13.50%, due 12/15/2010	6,450	7,450
Rogers Wireless Communications, Inc. 6.38%, due 03/01/2014 7.50%, due 03/15/2015 (d)	2,340 1,695	2,381 1,843
Rural Cellular Corp. 9.75%, due 01/15/2010 (d) 9.88%, due 02/01/2010	1,325 1,840	1,232 1,900

	Principal	Value
Telecommunications (continued)
Time Warner Telecom Holdings, Inc. 9.25%, due 02/15/2014 (d)	$870	$840
Time Warner Telecom Holdings, Inc.–144A 9.25%, due 02/15/2014	1,755	1,694
US Unwired, Inc. 10.00%, due 06/15/2012	1,420	1,580
WDAC Subsidiary Corp.–144A 8.38%, due 12/01/2014 (d)	2,095	2,001
Textile Mill Products (0.3%)
Interface, Inc. 10.38%, due 02/01/2010	1,550	1,705
Tobacco Products (0.5%)
Reynolds American, Inc. 7.25%, due 06/01/2012	1,695	1,725
RJ Reynolds Tobacco Holdings, Inc.–144A 7.30%, due 07/15/2015	1,400	1,400
Transportation Equipment (0.1%)
Westinghouse Air Brake Co. 6.88%, due 07/31/2013	350	359
Water Transportation (1.3%)
Gulfmark Offshore, Inc. 7.75%, due 07/15/2014	1,825	1,921
Royal Caribbean Cruises, Ltd. 6.88%, due 12/01/2013	3,795	4,042
Stena AB 9.63%, due 12/01/2012 7.00%, due 12/01/2016	645 1,533	703 1,422
Wholesale Trade Durable Goods (0.8%)
Roundy's, Inc. 8.88%, due 06/15/2012	2,845	2,930
Russel Metals, Inc. 6.38%, due 03/01/2014	1,975	1,847
Total Corporate Debt Securities (cost: $548,974)		555,723
CONVERTIBLE BONDS (0.6%)
Business Services (0.2%)
KI Holdings, Inc. 0.00%, due 11/15/2014 (l)	1,984	1,151
Communications Equipment (0.2%)
Zeus Special Subsidiary, Ltd.–144A 0.00%, due 02/01/2015 (m)	2,485	1,659
Lumber & Other Building Materials (0.2%)
NTK Holdings, Inc.–144A 0.00%, due 03/01/2014 (d)(n)	2,239	1,052
Total Convertible Bonds (cost: $4,361)		3,862

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

10

MFS High Yield

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2005
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
PREFERRED STOCKS (0.5%)
Automotive (0.4%)
General Motors Corp.–Class B	121,575	$2,256
Holding & Other Investment Offices (0.0%)
HRPT Properties Trust REIT	2,025	55
Printing & Publishing (0.0%)
Primedia, Inc.	1,400	138
Radio & Television Broadcasting (0.1%)
Paxson Communications Corp., (PIK) (o)	94	606
Telecommunications (0.0%)
PTV, Inc.	2	–	(f)
Total Preferred Stocks (cost: $3,061)		3,055
COMMON STOCKS (1.0%)
Automotive (0.3%)
Hayes Lemmerz International, Inc. (o)	80,000	–	(f)
Magna International, Inc.–Class A	27,400	1,927
Chemicals & Allied Products (0.0%)
Sterling Chemicals , Inc. Warrants, Expires 12/31/2009 (a)(o)	8	–	(f)
Sterling Chemicals, Inc. (o)	7	–	(f)
Communication (0.0%)
XM Satellite Radio Holdings, Inc. Warrants, Expires 3/15/2010 (o)	65	4
Communications Equipment (0.0%)
Pliant Corp. Warrants Expires 6/1/2010–144A (o)(v)	40	–	(f)
Fabricated Metal Products (0.0%)
Oxford Automotive, Inc. (a)(o)	21	–	(f)
Holding & Other Investment Offices (0.3%)
Telewest Global, Inc. (o)	87,090	1,984
Industrial Machinery & Equipment (0.0%)
Thermadyne Holdings Corp.–Class B Warrants, Expires 5/23/2006 (o)	169	–	(f)
Paper & Allied Products (0.0%)
Corp. Durango SA de CV–Class B (o)(v)	98,966	76
Pharmaceuticals (0.2%)
Merck & Co., Inc. (d)	40,100	1,235
Printing & Publishing (0.0%)
GT Group Telecom, Inc. Warrants, Expires 2/1/2010–144A (o)	200	–(f)

	Shares	Value
Telecommunications (0.2%)
Completel Europe NV (o)	21	$1
NTL, Inc. (d)(o)	4,267	292
Versatel Telecom International NV (o)	972	2
Vodafone Group PLC, ADR	23,996	584
Total Common Stocks (cost: $5,504)		6,105
	Principal	Value
SECURITY LENDING COLLATERAL (11.1%)
Debt (9.8%)
Bank Notes (0.6%)
Bank of America
3.27%, due 07/18/2005 (b)	$675	$675
3.27%, due 08/30/2005 (b)	786	786
Bear Stearns & Co. 3.57%, due 09/08/2005 (b) 3.57%, due 12/06/2005 (b)	1,012 337	1,012 337
Credit Suisse First Boston Corp. 3.15%, due 09/09/2005 (b) 3.44%, due 03/10/2006 (b)	337 337	337 337
Certificates Of Deposit (0.2%)
Canadian Imperial Bank of Commerce 3.40%, due 11/04/2005 (b) 3.41%, due 05/18/2006 (b)	366 843	366 843
Commercial Paper (1.9%)
Compass Securitization–144A 3.27%, due 07/22/2005	585	585
Fairway Finance Corp.–144A 3.27%, due 07/28/2005	843	843
General Electric Capital Corp. 3.25%, due 07/08/2005	1,002	1,002
Grampian Funding LLC–144A 3.28%, due 07/13/2005	675	675
Greyhawk Funding LLC–144A 3.31%, due 08/09/2005	843	843
Jupiter Securitization Corp.–144A 3.28%, due 08/02/2005	1,680	1,680
Morgan Stanley Dean Witter & Co. 3.52%, due 12/07/2005 (b) 3.51%, due 12/09/2005 (b)	2,192 2,125	2,192 2,125
Park Avenue Receivables Corp.–144A 3.23%, due 07/20/2005	372	372
Preferred Receivables Corp.–144A 3.28%, due 07/08/2005	961	961
Ranger Funding Co LLC–144A 3.26%, due 07/07/2005	337	337

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

11

MFS High Yield

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2005
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
Euro Dollar Overnight (1.2%)
Bank of Montreal 3.01%, due 07/01/2005	$1,555	$1,555
BNP Paribas 3.00%, due 07/01/2005	918	918
Calyon 3.09%, due 07/01/2005 3.31%, due 07/01/2005	814 843	814 843
Fortis Bank 3.11%, due 07/05/2005 3.27%, due 07/07/2005	115 843	115 843
National Australia Bank 3.38%, due 07/01/2005 3.26%, due 07/06/2005	1,686 155	1,686 155
Rabobank Nederland 3.35%, due 07/01/2005	843	843
Euro Dollar Terms (2.9%)
ABN Amro Bank NV 3.25%, due 08/05/2005	675	675
Bank of Nova Scotia 3.11%, due 07/11/2005 3.16%, due 07/15/2005	1,177 843	1,177 843
Barclays 3.16%, due 07/14/2005 3.25%, due 07/27/2005	506 1,012	506 1,012
Citigroup 3.09%, due 07/22/2005	607	607
Dexia Group 3.21%, due 07/20/2005 3.24%, due 07/21/2005	675 531	675 531
First Tennessee National Corp. 3.22%, due 08/09/2005	169	169
Fortis Bank 3.25%, due 08/04/2005	17	17
HBOS Halifax Bank of Scotland 3.15%, due 08/08/2005	337	337
Nordea Bank Finland PLC (NY Branch) 3.24%, due 08/03/2005	675	675
Rabobank Nederland 3.25%, due 08/08/2005	843	843
Royal Bank of Canada 3.25%, due 08/05/2005	809	809
Royal Bank of Scotland 3.29%, due 07/12/2005 3.25%, due 08/04/2005 3.31%, due 08/09/2005	2,530 675 1,049	2,530 675 1,049

	Principal	Value
Euro Dollar Terms (continued)
Societe Generale 3.28%, due 08/01/2005	$1,653	$1,653
The Bank of the West 3.27%, due 07/27/2005	109	109
Toronto Dominion Bank 3.25%, due 08/02/2005	1,012	1,012
Wells Fargo & Co. 3.27%, due 07/21/2005 3.27%, due 08/01/2005	1,371 1,181	1,371 1,181
Promissory Notes (0.0%)
Goldman Sachs Group Inc. 3.32%, due 12/28/2005	135	135
Repurchase Agreements (3.0%) (p)
Credit Suisse First Boston Corp. 3.48% Repurchase Agreement dated 06/30/2005 to be repurchased at $4,159 on 07/01/2005	4,159	4,159
Goldman Sachs Group, Inc. (The) 3.48% Repurchase Agreement dated 06/30/2005 to be repurchased at $8,292 on 07/01/2005	8,291	8,291
Lehman Brothers, Inc. 3.48% Repurchase Agreement dated 06/30/2005 to be repurchased at $337 on 07/01/2005	337	337
Merrill Lynch & Co. 3.48% Repurchase Agreement dated 06/30/2005 to be repurchased at $3,679 on 07/01/2005	3,679	3,679
Morgan Stanley Dean Witter & Co. 3.54% Repurchase Agreement dated 06/30/2005 to be repurchased at $2,530 on 07/01/2005	2,530	2,530
	Shares	Value
Investment Companies (1.3%)
Money Market Funds (1.3%)
American Beacon Funds 1-day yield of 3.18%	902,745	$903
Barclays Global Investors Institutional Money Market Fund 1-day yield of 3.25%	3,700,809	3,701
Goldman Sachs Financial Square Prime Obligations Fund 1-day yield of 3.08%	54,831	55

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

12

MFS High Yield

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2005
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
Money Market Funds (continued)
Merrimac Cash Fund, Premium Class 1-day yield of 3.04% (q)	3,463,741	$3,464
Total Security Lending Collateral (cost: $69,790)		69,790
Total Investment Securities (cost: $647,731)		$655,880
SUMMARY:
Investments, at value	104.1%	655,880
Liabilities in excess of other assets	(4.1)%	(25,912)
Net assets	100.0%	$629,968

FORWARD FOREIGN CURRENCY CONTRACTS:
Currency	Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
Euro	(195)	08/08/2005	$(239)	$2
			$(239)	$2

NOTES TO SCHEDULE OF INVESTMENTS:

(a)  Securities valued as determined in good faith in accordance with procedure established by the Fund's Board of Trustees.

(b)  Floating or variable rate note. Rate is listed as of June 30, 2005.

(c)  Interest only security. Holder is entitled to interest payments on the underlying pool.

(d)  At June 30, 2005, all or a portion of this security is on loan (see Note 1). The value at June 30, 2005, of all securities on loan is $68,130.

(e)  Securities are stepbonds. JohnsonDiversey Holdings, Inc. has a coupon rate of 0.00% until 05/15/2007, thereafter the coupon rate will be 10.67%.

(f)  Value is less than $1.

(g)  Securities are currently in default on interest payments.

(h)  Securities are stepbonds. CDRV Investors, Inc. 144A has a coupon rate of 0.00% until 01/01/2010, thereafter the coupon rate will be 9.63%.

(i)  Securities are stepbonds. Dex Media, Inc. has a coupon rate of 0.00% until 11/15/2008, thereafter the coupon rate will be 9.00%.

(j)  Securities are stepbonds. Paxson Communications Corp. has a coupon rate of 0.00% until 01/15/2006, thereafter the coupon rate will be 12.25%.

(k)  Securities are stepbonds. Alamosa Delaware, Inc. has a coupon rate of 0.00% until 07/31/2005, thereafter the coupon rate will be 12.00%.

(l)  Securities are stepbonds. KI Holdings, Inc. 144A has a coupon rate of 0.00% until 11/15/2009, thereafter the coupon rate will be 9.88%.

(m)  Securities are stepbonds. Zeus Special Subsidiary, Ltd. 144A has a coupon rate of 0.00% until 02/01/2010, thereafter the coupon rate will be 9.25%.

(n)  Securities are stepbonds. NTK Holding, Inc. 144A has a coupon rate of 0.00% until 09/01/2009, thereafter the coupon rate will be 10.75%.

(o)  No dividends were paid during the preceding twelve months.

(p)  Cash collateral for the Repurchase Agreements, valued at $19,376, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00%–10.325% and 9/15/2005–12/31/2049, respectively.

(q)  Regulated investment company advised by Investors Bank and Trust Co. ("IBT"). IBT is also the accounting, custody and lending agent for the Fund.

(r)  Securities are stepbonds. Crystal US Holdings 3 LLC/Crystal US Sub 3 Corp., Series A has a coupon rate of 0.00% until 10/01/2009, thereafter a coupon rate 10.00%.

(s)  Securities are stepbonds. Crystal US Holdings 3 LLC/Crystal US Sub 3 Corp., Series B has a coupon rate of 0.00% until 10/01/2009, thereafter a coupon rate 10.50%.

(t)  Securities are stepbonds. Corp Durango SA de CV has a coupon rate of 7.50% until 12/31/2005, 8.50% until 12/31/2006, thereafter the coupon rate will be 9.50%.

(u)  Securities are stepbonds. PanAmsat Holding Corp. has coupon rate of 0.00% until 11/01/2009, thereafter the coupon rate will be 10.38%.

(v)  Security is deemed to be illiquid.

DEFINITIONS:

144A  144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2005, these securities aggregated $119,130 or 18.9% of the net assets of the Fund.

ADR  American Depositary Receipt

PIK  Payment In-Kind

REIT  Real Estate Investment Trust

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

13

MFS High Yield

STATEMENT OF ASSETS AND LIABILITIES
At June 30, 2005
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
Investment securities, at value (cost: $647,731) (including securities loaned of $68,130)	$655,880
Cash	35,359
Receivables:
Investment securities sold	1,551
Interest	10,721
Dividends	28
Unrealized appreciation on forward foreign currency contracts	2
Other	1
703,542
Liabilities:
Investment securities purchased	3,106
Accounts payable and accrued liabilities:
Shares redeemed	248
Management and advisory fees	397
Service fees	1
Payable for collateral for securities on loan	69,790
Other	32
73,574
Net Assets	$629,968
Net Assets Consist of:
Capital stock, 150,000 shares authorized ($.01 par value)	$597
Additional paid-in capital	528,595
Undistributed net investment income (loss)	72,361
Undistributed net realized gain (loss) from investment securities, and foreign currency transactions	20,270
Net unrealized appreciation (depreciation) on:
Investment securities	8,149
Translation of assets and liabilites denominated in foreign currencies	(4)
Net Assets	$629,968
Net Assets by Class:
Initial Class	$622,278
Service Class	7,690
Shares Outstanding:
Initial Class	58,930
Service Class	723
Net Asset Value and Offering Price Per Share:
Initial Class	$10.56
Service Class	10.64

STATEMENT OF OPERATIONS
For the period ended June 30, 2005
(all amounts in thousands)
(unaudited)

Investment Income:
Interest	$24,283
Dividends	77
Income from loaned securities–net	312
Less withholding taxes on foreign dividends	(3)
24,669
Expenses:
Management and advisory fees	2,409
Printing and shareholder reports	11
Custody fees	51
Administration fees	62
Legal fees	3
Audit fees	9
Trustees fees	12
Other	3
Service fees:
Service Class	7
Total expenses	2,567
Net Investment Income (Loss)	22,102
Net Realized Gain (Loss) from:
Investment securities	5,038
Foreign currency transactions	10
5,048
Net Increase (Decrease) in Unrealized Appreciation (Depreciation) on:
Investment securities	(26,161)
Translation of assets and liabilities denominated in foreign currencies	(10)
(26,171)
Net Gain (Loss) on Investments and Foreign Currency Transactions	(21,123)
Net Increase (Decrease) in Net Assets Resulting from Operations	$979

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

14

MFS High Yield

STATEMENTS OF CHANGES IN NET ASSETS
For the period or year ended
(all amounts in thousands)

	June 30, 2005 (unaudited)	December 31, 2004
Increase (Decrease) In Net Assets From:
Operations:
Net investment income (loss)	$22,102	$50,017
Net realized gain (loss) from investment securities and foreign currency transactions	5,048	16,579
Net unrealized appreciation (depreciation) on investment securities and foreign currency translation	(26,171)	(5,079)
	979	61,517
Distributions to Shareholders:
From net investment income:
Initial Class	–	(39,856)
Service Class	–	(181)
	–	(40,037)
From net realized gains:
Initial Class	–	(2,728)
Service Class	–	(13)
	–	(2,741)
Capital Share Transactions:
Proceeds from shares sold:
Initial Class	35,359	109,877
Service Class	4,754	8,033
	40,113	117,910
Dividends and distributions reinvested:
Initial Class	–	42,584
Service Class	–	193
	–	42,777
Cost of shares redeemed:
Initial Class	(61,322)	(184,840)
Service Class	(2,088)	(4,596)
	(63,410)	(189,436)
	(23,297)	(28,749)
Net increase (decrease) in net assets	(22,318)	(10,010)
Net Assets:
Beginning of period	652,286	662,296
End of period	$629,968	$652,286
Undistributed Net Investment Income (Loss)	$72,361	$50,259

	June 30, 2005 (unaudited)	December 31, 2004
Share Activity:
Shares issued:
Initial Class	3,382	10,644
Service Class	450	770
	3,832	11,414
Shares issued–reinvested from distributions:
Initial Class	–	4,345
Service Class	–	20
	–	4,365
Shares redeemed:
Initial Class	(5,860)	(17,873)
Service Class	(198)	(442)
	(6,058)	(18,315)
Net increase (decrease) in shares outstanding:
Initial Class	(2,478)	(2,884)
Service Class	252	348
	(2,226)	(2,536)

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

15

MFS High Yield

FINANCIAL HIGHLIGHTS
(unaudited for the period ended June 30, 2005)

		For a share outstanding throughout each period (a)
		Net Asset	Investment Operations			Distributions			Net Asset
	For the Period Ended (b)	Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total Operations	From Net Investment Income	From Net Realized Gains	Total Distributions	Value, End of Period
Initial Class	6/30/2005	$10.54	$0.37	$(0.35)	$0.02	$–	$–	$–	$10.56
	12/31/2004	10.28	0.77	0.18	0.95	(0.65)	(0.04)	(0.69)	10.54
	12/31/2003	8.83	0.72	0.83	1.55	(0.10)	–	(0.10)	10.28
	12/31/2002	8.90	0.60	(0.43)	0.17	(0.24)	–	(0.24)	8.83
	12/31/2001	9.06	0.69	(0.34)	0.35	(0.51)	–	(0.51)	8.90
	12/31/2000	10.09	0.68	(1.18)	(0.50)	(0.53)	–	(0.53)	9.06
Service Class	6/30/2005	10.64	0.36	(0.36)	–	–	–	–	10.64
	12/31/2004	10.37	0.75	0.18	0.93	(0.62)	(0.04)	(0.66)	10.64
	12/31/2003	9.48	0.50	0.42	0.92	(0.03)	–	(0.03)	10.37

			Ratios/Supplemental Data
	For the Period	Total	Net Assets, End of Period	Ratio of Expenses to Average Net Assets (f)		Net Investment Income (Loss) to Average	Portfolio Turnover
	Ended (b)	Return (c)(g)	(000's)	Net (d)	Total (e)	Net Assets (f)	Rate (g)
Initial Class	6/30/2005	0.19%	$622,278	0.82%	0.82%	7.08%	31%
	12/31/2004	9.77	647,277	0.82	0.82	7.51	71
	12/31/2003	17.74	661,026	0.81	0.81	7.58	64
	12/31/2002	2.07	256,371	0.91	0.91	6.85	38
	12/31/2001	3.78	32,831	1.10	1.12	7.57	50
	12/31/2000	(5.18)	21,733	1.13	1.14	7.87	57
Service Class	6/30/2005	0.00	7,690	1.07	1.07	6.86	31
	12/31/2004	9.50	5,009	1.07	1.07	7.25	71
	12/31/2003	9.74	1,270	1.03	1.03	7.45	64

NOTES TO FINANCIAL HIGHLIGHTS

(a)  Per share information is calculated based on average number of shares outstanding.

(b)  MFS High Yield (the "Fund") share classes commenced operations as follows:

Initial Class – June 1, 1998
Service Class – May 1, 2003

(c)  Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.

(d)  For the period ended June 30, 2005 and for the years ended December 31, 2004 and December 31, 2003, Ratio of Net Expenses to Average Net Assets is net of fee waivers and reimbursements by the investment adviser, if any (see note 2). For the year ended December 31, 2002, Ratio of Net Expenses to Average Net Assets is net of fees paid indirectly. For the year ended December 31, 2001 and prior years, Ratio of Net Expenses to Average Net Assets is net of fees paid indirectly and credits allowed by the custodian.

(e)  Ratio of Total Expenses to Average Net Assets includes all expenses before fee waivers and reimbursements by the investment adviser.

(f)  Annualized.

(g)  Not annualized for periods of less than one year.

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

16

MFS High Yield

NOTES TO FINANCIAL STATEMENTS
At June 30, 2005
(all amounts in thousands)
(unaudited)

NOTE 1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The AEGON/Transamerica Series Trust, Inc. ("ATST") is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. ATST serves as a funding vehicle for variable life insurance, variable annuity and group annuity products. MFS High Yield ("the Fund"), part of ATST, began operations as part of the Endeavor Series Trust, on June 1, 1998. The Fund became part of ATST on May 1, 2002.

Effective May 1, 2005, AEGON/Transamerica Series Fund, Inc. changed its name to AEGON/Transamerica Series Trust.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties, which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

See the Prospectus and Statement of Additional Information for a description of the Fund's investment objective.

In preparing the Fund's financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP"), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following policies were consistently followed by the Fund, in accordance with GAAP.

Multiple class operations and expenses: The Fund currently offers two classes of shares, an Initial Class and a Service Class. Income, non-class specific expenses and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

Pricing of shares: The Fund prices its shares on the basis of the net asset value of each class of shares of the Fund, which is determined as of the close of the New York Stock Exchange ("NYSE") (generally 4:00 p.m. Eastern Time) on each day on which the NYSE is open for trading.

Security valuations: Fund investments traded on an exchange are valued at the closing price on the day of valuation on the exchange where the security is principally traded. With respect to securities traded on the NASDAQ/NMS, such closing price may be the last reported sales price or the NASDAQ official closing price.

Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last quoted bid price.

Debt securities are valued by independent pricing services at the last quoted bid price; however, those that mature in sixty days or less are valued at amortized cost, which approximates market.

Investment company securities are valued at net asset value of the underlying portfolio.

Foreign securities generally are valued based on quotations from the primary market in which they are traded and are translated from the local currency into U.S. dollars using closing exchange rates. Many foreign securities markets are open for trading at times when the U.S. markets are closed for trading, and many foreign securities markets close for trading before the close of the NYSE. The value of foreign securities may be affected significantly on a day that the NYSE is closed and an investor is unable to purchase or redeem shares. If a significant market event impacting the value of a portfolio security (e.g., natural disaster, company announcement, market volatility) occurs subsequent to the close of trading in the security, but prior to the calculation of the Fund's net asset value per share, market quotations for that security may be determined to be unreliable and, accordingly, not "readily available." If market quotations are not readily available, and the impact of such a significant market event materially effects the net asset value per share of the Fund, an affected portfolio security will be valued at fair market value as determined in good faith using guidelines adopted by the Board of Trustees of the Fund, under the supervision of the Fund's Valuation Committee. Factors that may be considered to value foreign securities at fair market value may include, among others: the value of other securities traded on other markets, foreign currency exchange activity and the trading of financial products tied to foreign securities.

Other securities for which quotations are not readily available are valued at fair market value as determined in good faith using guidelines adopted by the Board of Trustees, under the supervision of the Fund's Valuation Committee. These guidelines may include: the type of security; any restrictions on its resale; financial or business news of the issuer; similar or related securities that are actively trading; related corporate actions; and other significant events occurring after the close of trading in the security.

Cash: The Fund may leave cash overnight in its cash account with the custodian, Investors Bank & Trust Company ("IBT"). IBT has been contracted on behalf of the Fund to invest the excess cash into a savings account, which at June 30, 2005, was paying an interest rate of 2.02%.

Throughout the six months, the Fund may have a cash overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate.

Repurchase agreements: The Fund is authorized to enter into repurchase agreements. The Fund, through IBT, receives delivery of the underlying securities, the value of which at the time of purchase is required to be an

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

MFS High Yield  17

MFS High Yield

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2005
(all amounts in thousands)
(unaudited)

NOTE 1.–(continued)

amount equal to at least 100% of the resale price. Repurchase agreements involve the risk that the seller will fail to repurchase the security, as agreed. In that case, the Fund will bear the risk of value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Securities lending: The Fund may lend securities to enhance fund earnings from investing cash collateral in making such loans to qualified borrowers (typically broker/dealers). The Fund has engaged its custodian bank, IBT, as a lending agent to administer its securities lending program. IBT earned $134 of program income for its services. When the Fund makes a security loan, it receives cash collateral as protection against the risk that the borrower will default on the loan, and records an asset for the cash invested collateral and a liability for the return of the collateral.

Loans of securities are required to be secured by collateral at least equal to 102% of the value of the securities at inception of the loan, and not less then 100% thereafter. The Fund may invest cash collateral in short-term money market instruments including: U.S. Treasury Bills, U.S. agency obligations, commercial paper, money market mutual funds, repurchase agreements and other highly rated, liquid investments. During the life of securities loans, the collateral and securities loaned remain subject to fluctuation in value. IBT marks to market securities loaned and the collateral each business day. If additional collateral is due (at least $1), IBT collects additional cash collateral from the borrowers. Although securities loaned will be fully collateralized at all times, IBT may experience delays in, or may be prevented from, recovering the collateral on behalf of the Fund. The Fund may recall a loaned security position at any time from the borrower through IBT. In the event the borrower fails to timely return a recalled security, IBT may indemnify the Fund by purchasing replacement securities for the Fund at its own expense and claiming the collateral to fund such a purchase. IBT absorbs the loss if the collateral value is not sufficient to cover the cost of the replacement securities. If replacement securities are not available, IBT will credit the equivalent cash value to the Fund.

While a security is on loan, the Fund does not have the right to vote that security. However, if time permits, the Fund will attempt to recall a security on loan and vote the proxy.

Income from securities lending is included in the Statement of Operations. The amount of collateral and value of securities on loan are included in the Statement of Assets and Liabilities as well as in the Schedule of Investments.

Real Estate Investment Trusts ("REITs"): There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes and interest rates.

Dividend income is recorded at management's estimate of the income included in distributions from the REIT investments. Distributions received in excess of the estimated amount are recorded as a reduction of the cost of investments. The actual amounts of income, return of capital and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Foreign currency denominated investments: The accounting records of the Fund are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the closing exchange rate each day. The cost of foreign securities is translated at the exchange rate in effect when the investment was acquired. The Fund combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include: 1) foreign currency fluctuations between trade date and settlement date of investment security transactions; 2) gains and losses on forward foreign currency contracts; and 3) the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions, including unanticipated movements in exchange currency rates, the degree of government supervision and regulation of security markets, and the possibility of political or economic instability.

Foreign capital gains taxes: The Fund may be subject to taxes imposed by countries in which it invests, with respect to its investment in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Fund accrues such taxes when the related income or capital gains are earned. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

Forward foreign currency contracts: The Fund may enter into forward foreign currency contracts to hedge against exchange rate risk arising from investments in securities denominated in foreign currencies. Contracts are valued at the contractual forward rate and are marked to

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

18

MFS High Yield

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2005
(all amounts in thousands)
(unaudited)

NOTE 1.–(continued)

market daily, with the change in value recorded as an unrealized gain or loss. When the contracts are closed a realized gain or loss is incurred. Risks may arise from changes in market value of the underlying currencies and from the possible inability of counterparties to meet the terms of their contracts.

Open forward currency contracts at June 30, 2005, are listed in the Schedule of Investments.

Dividend distributions: Dividends and capital gains distributions are typically declared and reinvested annually and are generally paid and reinvested on the business day following the ex-date.

NOTE 2.  RELATED PARTY TRANSACTIONS

Transamerica Fund Advisors, Inc. ("TFAI") is the Fund's investment adviser. Transamerica Fund Services, Inc. ("TFS") is the Fund's administrator and transfer agent. AFSG Securities Corp. ("AFSG") is the Fund's distributor. AFSG is 100% owned by AUSA Holding Company ("AUSA"). TFAI is a directly owned subsidiary of Western Reserve Life Assurance Co. of Ohio (78%) and AUSA (22%). TFS is a wholly owned subsidiary of WRL (50%) and AUSA (50%). AUSA and WRL are wholly owned indirect subsidiaries of AEGON, NV, a Netherlands corporation.

Effective January 1, 2005 AEGON/Transamerica Fund Advisors, Inc. ("ATFA") was renamed Transamerica Fund Advisors, Inc. ("TFAI"); AEGON/Transamerica Fund Services, Inc. ("ATFS") and AEGON/Transamerica Investor Services, Inc. ("ATIS") merged into one entity and was renamed Transamerica Fund Services, Inc. ("TFS").

Certain officers and trustees of the Fund are also officers and/or trustees of TFAI, TFS, AFSG and WRL. No affiliated officer or trustee receives any compensation directly from the Fund.

The following schedule reflects the percentage of fund assets owned by affiliated mutual funds (i.e. through the asset allocation funds):

	Net Assets	% of Net Assets
Asset Allocation–Conservative Portfolio	$102,321	16.24%
Asset Allocation–Moderate Portfolio	222,531	35.32%
Asset Allocation–Moderate Growth Portfolio	113,236	17.97%
Select + Conservative	700	0.11%
Select + Growth & Income	673	0.11%
Total	$439,461	69.75%

Investment advisory fee: The Fund pays management fees to TFAI based on average daily net assets ("ANA") at the following rate:

0.775% of the first $500 million of ANA
0.76% of the next $500 million of ANA
0.745% of ANA over $1 billion

TFAI has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

1.08% Expense Limit

If total fund expenses fall below the annual expense limitation agreement agreed to by the adviser within the succeeding three years, the Fund may be required to pay that adviser a portion or all of the waived advisory fees.

There are no amounts available for recapture at June 30, 2005.

Distribution and service fees: The Fund adopted a distribution plan ("Distribution Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. Pursuant to the Distribution Plan, ATST entered into a Distribution Agreement with AFSG effective May 1, 1999.

Under the Distribution Plan and Distribution Agreement on the Initial Class shares, AFSG, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund's shares, amounts equal to actual expenses associated with distributing the shares.

The Distribution Plan on the Service Class shares requires ATST to pay distribution fees to AFSG as compensation for its activities, not as reimbursement for specific expenses. The fee on the Service Class is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Fund is authorized under the 12b-1 plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%

AFSG has determined that it will not seek payment by the Fund of the distribution expenses incurred with respect to the Initial Class shares before April 30, 2006. Prior to AFSG seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Fund will pay fees relating to Service Class shares.

Administrative services: The Fund has entered into an agreement with TFS for financial and legal fund administration services, which includes such items as compliance, expenses, financial statements and other reporting, distributions, tax returns, prospectus preparation, board of trustees meeting support, transfer agency and other legal matters. The

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

19

MFS High Yield

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2005
(all amounts in thousands)
(unaudited)

NOTE 2.–(continued)

Fund pays TFS an annual fee of 0.02% of average net assets. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.

Deferred compensation plan: Each eligible Fund Trustee may elect participation in the Deferred Compensation Plan for Trustees of ATST ("the Plan"). Under the Plan, such Trustees may defer payment of a percentage of their total fees earned as a Fund Trustee. These deferred amounts may be invested in any portfolio of Transamerica IDEX Mutual Funds, an affiliate of the Fund. At June 30, 2005, the value of invested plan amounts was $29. Invested plan amounts and the total liability for deferred compensation to the Trustees under the Plan at June 30, 2005, are included in Net Assets in the accompanying Statement of Assets and Liabilities.

NOTE 3.  INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the six months ended June 30, 2005, were as follows:

Purchases of securities:
Long-Term excluding U.S. Government	$184,654
U.S. Government	–
Proceeds from maturities and sales of securities:
Long-Term excluding U.S. Government	210,367
U.S. Government	–

NOTE 4.  FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments for items including, but not limited to, wash sales, foreign currency transactions, defaulted securities and financial derivatives.

The aggregate cost of investments and composition of unrealized appreciation (depreciation) for federal income tax purposes as of June 30, 2005, are as follows:

Federal Tax Cost Basis	$648,127
Unrealized Appreciation	$17,834
Unrealized (Depreciation)	(10,081)
Net Unrealized Appreciation (Depreciation)	$7,753

NOTE 5.  REGULATORY PROCEEDINGS

There continues to be significant federal and state regulatory activity relating to financial services companies, particularly mutual fund companies and their investment advisers. As part of an ongoing investigation regarding potential market timing, recordkeeping and trading compliance issues and matters affecting the Fund's investment adviser, TFAI, and certain employees and affiliates of TFAI, the SEC staff has indicated that it is likely to take some action against TFAI and certain of its affiliates at the conclusion of the investigation. The potential timing and the scope of any such action is difficult to predict. Although the impact of any action brought against TFAI and/or its affiliates is difficult to assess at the present time, the Fund currently believes that the likelihood that any such action will have a material adverse impact on it is remote. It is important to note that the Fund is not aware of any allegation of wrongdoing against it and its Board at the time this semiannual report is printed. Although it is not anticipated that these developments will have an adverse impact on the Fund, there can be no assurance at this time. TFAI and its affiliates are actively working with the SEC in regard to this matter; however, the exact resolution cannot be determined at this time. TFAI will take such actions that it deems necessary or appropriate to continue providing management services to the Fund and to bring all matters to an appropriate conclusion. TFAI and/or its affiliates, and not the Fund, will bear the costs regarding these regulatory matters.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

20

MFS High Yield

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS – REVIEW AND RENEWAL (unaudited)

At a meeting of the Board of Trustees of AEGON/Transamerica Series Trust ("ATST") held on October 6, 2004, the Board considered and approved the renewal for a one-year period of the Investment Advisory Agreement between MFS High Yield (the "Portfolio") and Transamerica Fund Advisors, Inc. ("TFAI") as well as the Investment Sub-Advisory Agreement of the Portfolio between TFAI and MFS Investment Management (the "Sub-Adviser"). In approving the renewal of these agreements, the Board concluded that the Investment Advisory and Investment Sub-Advisory Agreements enable shareholders of the Portfolio to obtain high quality services at a cost that is appropriate, reasonable, and in the best interests of shareholders based upon the following determinations, among others:

The nature, extent and quality of the advisory service to be provided. The Board considered the nature and quality of the services provided by TFAI and the Sub-Adviser to the Portfolio in the past, as well as the services anticipated to be provided in the future. The Board concluded that TFAI and the Sub-Adviser are capable of providing high quality services to the Portfolio, as indicated by TFAI's management capabilities demonstrated with respect to the Portfolio and other portfolios managed by TFAI, TFAI's management oversight process, and the professional qualifications and experience of the Sub-Adviser's portfolio management team. The Board also concluded that TFAI and the Sub-Adviser would provide the same quality and quantity of investment management and related services as before, that these services are appropriate in scope and extent in light of the Portfolio's operations, the competitive landscape of the investment company business and investor needs, and that TFAI's and the Sub-Adviser's obligations will remain the same in all respects.

The investment performance of the Portfolio. The Board concluded, based on information provided by Lipper Analytics, that the Portfolio's investment performance was acceptable, although the Board noted that the Portfolio had underperformed comparable investment companies, as represented by Lipper Analytics during the past year. As a consequence, the Board decided to carefully monitor the Portfolio's investment performance, and requested that Sub-Advisory personnel attend an upcoming meeting to review the Portfolio's performance with the Board, as well as explain to the Board the Sub-Adviser's response to the Portfolio's recent performance. However, on the basis of the Trustees' assessment of the nature, extent and quality of investment advisory and related services to be provided or procured by TFAI and the Sub-Adviser, the Trustees concluded that TFAI and the Sub-Adviser were capable of generating a level of long-term investment performance that is appropriate in light of the Portfolio's investment objective, policies and strategies and competitive with many other investment companies

The cost of advisory services provided and the level of profitability. Overall, on the basis of the Board's review of the fees to be charged by TFAI and the Sub-Adviser for investment advisory and related services, TFAI's financial statements, the fees paid by TFAI to the Sub-Adviser, TFAI's estimated net management income resulting from its management of the Portfolio, the estimated profitability of TFAI's relationships with the Portfolio and ATST, and the estimated profitability of the Sub-Adviser's relationship with the Portfolio, the Board concluded that the level of investment advisory fees and the profitability is appropriate in light of the entirety of the services provided and the anticipated profitability of the relationship between the Portfolio, TFAI and the Sub-Adviser. Further, on the basis of comparative information supplied by Lipper Analytics, the Board concluded that the level of advisory fees is appropriate, but estimated that overall expense of the Portfolio were relatively higher than certain industry averages and undertook to monitor Portfolio expenses closely.

The extent to which economies of scale would be realized as the Portfolio grows and whether fee levels reflect these economies of scale for the benefit of Portfolio investors. The Trustees concluded that inclusion of asset-based breakpoints in the Portfolio's advisory fee schedule appropriately benefit investors by realizing economies of scale in the form of a lower advisory fee rate as the level of Portfolio assets increases. The Board also concluded that the advisory fees appropriately reflect the Portfolio's current size, the current economic environment for TFAI, and the competitive nature of the investment company market. In addition, the Board noted that it will have the opportunity to periodically re-examine whether the Portfolio has achieved economies of scale, as well as the appropriateness of advisory fees payable to TFAI and the Sub-Adviser, in the future.

Benefits (such as soft dollars) to TFAI or the Sub-Adviser from its relationship with the Portfolio. The Board concluded that other benefits derived by TFAI or the Sub-Adviser from its relationship with the Portfolio are reasonable and fair, and are consistent with industry practice and the best interests of the Portfolio and its shareholders. In this regard, the Board noted that neither TFAI nor the Sub-Adviser realize "soft dollar" benefits from its relationship with the Portfolio.

Other considerations. The Board also determined that TFAI had made a substantial commitment to the recruitment and retention of high quality personnel, and maintained the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and its shareholders. The Trustees also concluded that TFAI had made a significant entrepreneurial commitment to the management and success of the Portfolio, reflected by TFAI's expense limitation and fee waiver arrangement with the Portfolio, which may result in TFAI waiving a substantial amount of advisory fees for the benefit of shareholders.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

MFS High Yield  21

MFS High Yield

SUPPLEMENTAL INFORMATION (unaudited)
RESULTS OF SHAREHOLDER PROXY

At a special meeting of shareholders held on April 19, 2005, the results of the Proposals were as follows:

Proposal 1:  Approval of an Agreement and Plan of Reorganization pursuant to which AEGON/Transamerica Series Fund, Inc. will reorganize as a Delaware statutory trust.

For	Against	Abstentions/Broker Non-Votes
17,743,285.220	525,295.427	948,815.049

Proposal 2:  Approval of changes to the fundamental investment restrictions of MFS High Yield as follows:

A. Diversification	For	Against	Abstentions/Broker Non-Votes
	18,406,279.740	811,115.956	0
B. Borrowing	For	Against	Abstentions/Broker Non-Votes
	18,351,287.423	866,108.273	0
C. Senior Securities	For	Against	Abstentions/Broker Non-Votes
	18,410,669.488	806,726.208	0
D. Underwriting Securities	For	Against	Abstentions/Broker Non-Votes
	18,414,277.775	803,117.921	0
E. Real Estate	For	Against	Abstentions/Broker Non-Votes
	18,426,162.821	791,232.875	0
F. Making Loans	For	Against	Abstentions/Broker Non-Votes
	18,379,698.941	837,696.755	0
G. Concentration	For	Against	Abstentions/Broker Non-Votes
	18,402,822.306	814,573.390	0
H. Commodities	For	Against	Abstentions/Broker Non-Votes
	18,354,559.616	862,836.080	0

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

22

Munder Net50

UNDERSTANDING YOUR FUND'S EXPENSES
(unaudited)

SHAREHOLDER EXPENSES

The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at January 1, 2005 and held for the entire period until June 30, 2005.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, note that the expenses shown in the table are meant to highlight your ongoing costs and do not reflect any transaction costs.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period (a)
Initial Class
Actual	$1,000.00	$929.80	1.00%	$4.78
Hypothetical (b)	1,000.00	1,019.84	1.00	5.01
Service Class
Actual	1,000.00	928.60	1.25	5.98
Hypothetical (b)	1,000.00	1,018.60	1.25	6.26

(a)  Expenses are calculated using each Fund's annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by number of days in the period (181 days), and divided by the number of days in the year (365 days).

(b)  5% return per year before expenses.

GRAPHICAL PRESENTATION OF SCHEDULE OF INVESTMENTS
By Sector
At June 30, 2005

This chart shows the percentage breakdown by sector of the Fund's total investment securities.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

1

Munder Net50

SCHEDULE OF INVESTMENTS
At June 30, 2005
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
COMMON STOCKS (98.7%)
Business Services (22.0%)
Akamai Technologies, Inc. (a)	51,900	$681
aQuantive, Inc. (a)	117,200	2,077
Ask Jeeves (a)(b)	124,000	3,744
Ctrip.com International, Ltd., ADR	20,500	1,043
eBay, Inc. (a)	55,400	1,829
Fastclick (a)(b)	58,300	531
FTD Group, Inc. (a)	49,800	565
Getty Images, Inc. (a)(b)	37,100	2,755
Monster Worldwide, Inc. (a)	110,400	3,166
Netease.com, ADR (a)(b)	30,800	1,759
Shopping.com, Ltd. (a)(b)	18,100	377
Valueclick, Inc. (a)	58,000	715
Communication (0.3%)
j2 Global Communications, Inc. (a)(b)	8,500	293
Communications Equipment (3.5%)
Comverse Technology, Inc. (a)	21,700	513
Nokia Corp., ADR	57,000	948
QUALCOMM, Inc.	47,200	1,558
Computer & Data Processing Services (42.0%)
Check Point Software Technologies, Ltd. (a)	11,800	234
Checkfree Corp. (a)	54,300	1,849
CNET Networks, Inc. (a)	155,400	1,824
Digital Insight Corp. (a)	20,900	500
Google, Inc.–Class A (a)(b)	25,800	7,589
Infospace, Inc. (a)	40,800	1,344
iVillage, Inc. (a)	53,100	318
Jamdat Mobile, Inc. (a)(b)	13,000	360
Juniper Networks, Inc. (a)	37,557	946
Linktone, Ltd., ADR (a)	40,600	322
Macromedia, Inc. (a)	19,700	753
Microsoft Corp.	144,100	3,579
Oracle Corp. (a)(b)	128,600	1,698
Red Hat, Inc. (a)(b)	41,700	546
Shanda Interactive Entertainment, Ltd., ADR (a)(b)	67,200	2,472
Sina Corp. (a)(b)	85,100	2,374
Sohu.com, Inc. (a)(b)	57,700	1,265
Tom Online, Inc., ADR (a)(b)	25,100	324
VeriSign, Inc. (a)	51,600	1,484
VERITAS Software Corp. (a)	24,919	608
Websense, Inc. (a)	19,700	947
Yahoo!, Inc. (a)	159,000	5,509

	Shares	Value
Computer & Office Equipment (8.6%)
Apple Computer, Inc. (a)	36,600	$1,347
Cisco Systems, Inc. (a)	111,600	2,133
Dell, Inc. (a)	32,900	1,300
EMC Corp. (a)	82,700	1,134
International Business Machines Corp.	21,500	1,595
Educational Services (1.0%)
Apollo Group, Inc.–Class A (a)	11,537	902
Electronic Components & Accessories (3.5%)
Intel Corp.	65,000	1,694
Maxim Integrated Products, Inc.	23,000	879
Xilinx, Inc.	19,000	485
Management Services (0.9%)
Accenture, Ltd.–Class A (a)	35,900	814
Motion Pictures (0.6%)
Macrovision Corp. (a)	21,400	482
Real Estate (1.7%)
Homestore, Inc. (a)	405,900	824
Housevalues, Inc. (a)(b)	38,500	696
Retail Trade (7.1%)
Amazon.com, Inc. (a)	86,000	2,845
Autobytel, Inc. (a)	92,400	446
priceline.com, Inc. (a)(b)	127,300	2,970
Savings Institutions (0.8%)
Netbank, Inc.	76,400	712
Security & Commodity Brokers (4.6%)
Ameritrade Holding Corp. (a)	126,100	2,344
E*TRADE Financial Corp. (a)	118,000	1,651
Telecommunications (0.4%)
Novatel Wireless, Inc. (a)(b)	30,500	380
Wholesale Trade Durable Goods (1.1%)
Digital River, Inc. (a)	30,100	956
Wholesale Trade Nondurable Goods (0.6%)
Provide Commerce, Inc. (a)(b)	24,875	537
Total Common Stocks (cost: $75,037)		86,525
	Principal	Value
SHORT-TERM OBLIGATIONS (1.3%)
Repurchase Agreements (1.3%) (c)
Investors Bank & Trust Co. 2.01%, Repurchase Agreement dated 06/30/2005 to be repurchased at $1,124 on 07/01/2005	$1,124	$1,124
Total Short-Term Obligations (cost: $1,124)		1,124

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

2

Munder Net50

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2005
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
SECURITY LENDING COLLATERAL (24.3%)
Debt (21.5%)
Bank Notes (1.2%)
Bank of America
3.27%, due 07/18/2005 (d)	$206	$206
3.27%, due 08/30/2005 (d)	240	240
Bear Stearns & Co. 3.57%, due 09/08/2005 (d) 3.57%, due 12/06/2005 (d)	309 103	309 103
Credit Suisse First Boston Corp. 3.15%, due 09/09/2005 (d) 3.44%, due 03/10/2006 (d)	103 103	103 103
Certificates Of Deposit (0.4%)
Canadian Imperial Bank of Commerce 3.40%, due 11/04/2005 (d) 3.41%, due 05/18/2006 (d)	112 258	112 258
Commercial Paper (4.1%)
Compass Securitization–144A 3.27%, due 07/22/2005	179	179
Fairway Finance Corp.–144A 3.27%, due 07/28/2005	258	258
General Electric Capital Corp. 3.25%, due 07/08/2005	306	306
Grampian Funding LLC–144A 3.28%, due 07/13/2005	206	206
Greyhawk Funding LLC–144A 3.31%, due 08/09/2005	257	257
Jupiter Securitization Corp.–144A 3.28%, due 08/02/2005	513	513
Morgan Stanley Dean Witter & Co. 3.52%, due 12/07/2005 (d) 3.51%, due 12/09/2005 (d)	669 649	669 649
Park Avenue Receivables Corp.–144A 3.23%, due 07/20/2005	114	114
Preferred Receivables Corp.–144A 3.28%, due 07/08/2005	294	294
Ranger Funding Co LLC–144A 3.26%, due 07/07/2005	103	103
Euro Dollar Overnight (2.7%)
Bank of Montreal 3.01%, due 07/01/2005	475	475
BNP Paribas 3.00%, due 07/01/2005	280	280
Calyon 3.09%, due 07/01/2005 3.31%, due 07/01/2005	249 257	249 257

	Principal	Value
Euro Dollar Overnight (continued)
Fortis Bank
3.11%, due 07/05/2005	$35	$35
3.27%, due 07/07/2005	257	257
National Australia Bank 3.38%, due 07/01/2005 3.26%, due 07/06/2005	515 47	515 47
Rabobank Nederland 3.35%, due 07/01/2005	257	257
Euro Dollar Terms (6.4%)
ABN Amro Bank NV 3.25%, due 08/05/2005	206	206
Bank of Nova Scotia 3.11%, due 07/11/2005 3.16%, due 07/15/2005	360 257	360 257
Barclays 3.16%, due 07/14/2005 3.25%, due 07/27/2005	155 309	155 309
Citigroup 3.09%, due 07/22/2005	185	185
Dexia Group 3.21%, due 07/20/2005 3.24%, due 07/21/2005	206 162	206 162
First Tennessee National Corp. 3.22%, due 08/09/2005	52	52
Fortis Bank 3.25%, due 08/04/2005	5	5
HBOS Halifax Bank of Scotland 3.15%, due 08/08/2005	103	103
Nordea Bank Finland PLC (NY Branch) 3.24%, due 08/03/2005	206	206
Rabobank Nederland 3.25%, due 08/08/2005	257	257
Royal Bank of Canada 3.25%, due 08/05/2005	247	247
Royal Bank of Scotland 3.29%, due 07/12/2005 3.25%, due 08/04/2005 3.31%, due 08/09/2005	772 206 320	772 206 320
Societe Generale 3.28%, due 08/01/2005	505	505
The Bank of the West 3.27%, due 07/27/2005	33	33
Toronto Dominion Bank 3.25%, due 08/02/2005	309	309
Wells Fargo & Co. 3.27%, due 07/21/2005 3.27%, due 08/01/2005	419 361	419 361

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

3

Munder Net50

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2005
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
Promissory Notes (0.1%)
Goldman Sachs Group Inc. 3.32%, due 12/28/2005	$41	$41
Repurchase Agreements (6.6%) (e)
Credit Suisse First Boston Corp. 3.48%, Repurchase Agreement dated 06/30/2005 to be repurchased at $1,270 on 07/01/2005	1,270	1,270
Goldman Sachs Group, Inc. (The) 3.48%, Repurchase Agreement dated 06/30/2005 to be repurchased at $2,532 on 07/01/2005	2,532	2,532
Lehman Brothers, Inc. 3.48%, Repurchase Agreement dated 06/30/2005 to be repurchased at $103 on 07/01/2005	103	103
Merrill Lynch & Co., Inc 3.48%, Repurchase Agreement dated 06/30/2005 to be repurchased at $1,124 on 07/01/2005	1,123	1,123
Morgan Stanley Dean Witter & Co. 3.54%, Repurchase Agreement dated 06/30/2005 to be repurchased at $773 on 07/01/2005	772	772

	Shares	Value
Investment Companies (2.8%)
Money Market Funds (2.8%)
American Beacon Funds 1-day yield of 3.18%	275,658	$276
Barclays Global Investors Institutional Money Market Fund 1-day yield of 3.25%	1,130,060	1,130
Goldman Sachs Financial Square Prime Obligations Fund 1-day yield of 3.08%	16,743	17
Merrimac Cash Fund, Premium Class 1-day yield of 3.04% (f)	1,057,671	$1,058
Total Security Lending Collateral (cost: $21,311)		21,311
Total Investment Securities (cost: $97,472)		$108,960
SUMMARY:
Investments, at value	124.3%	$108,960
Liabilities in excess of other assets	(24.3)%	(21,294)
Net assets	100.0%	$87,666

NOTES TO SCHEDULE OF INVESTMENTS:

(a)  No dividends were paid during the preceding twelve months.

(b)  At June 30, 2005, all or a portion of this security is on loan (see Note 1). The value at June 30, 2005, of all securities on loan is $20,558.

(c)  At June 30, 2005, repurchase agreements excluding collateral for securities on loan are collateralized by $1,102 SBA–Pool #506314 (6.13%, due 03/25/2023) with a market value and accrued interest of $1,180.

(d)  Floating or variable rate note. Rate is listed as of June 30, 2005.

(e)  Cash collateral for the Repurchase Agreements, valued at $5,916, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00%–10.325% and 9/15/2005–12/31/2049, respectively.

(f)  Regulated investment company advised by Investors Bank and Trust Co. ("IBT"). IBT is also the accounting, custody and lending agent for the Fund.

DEFINITIONS:

144A  144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2005, these securities aggregated $1,924 or 2.2% of the net assets of the Fund.

ADR  American Depositary Receipt

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

4

Munder Net50

STATEMENT OF ASSETS AND LIABILITIES
At June 30, 2005
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
Investment securities, at value (cost: $97,472) (including securities loaned of $20,588)	$108,960
Cash	50
Receivables:
Shares sold	37
Interest	20
Dividends	6
109,073
Liabilities:
Accounts payable and accrued liabilities:
Shares redeemed	22
Management and advisory fees	66
Service fees	1
Payable for collateral for securities on loan	21,311
Other	7
21,407
Net Assets	$87,666
Net Assets Consist of:
Capital stock, 500,000 shares authorized ($.01 par value)	$99
Additional paid-in capital	80,942
Accumulated net investment income (loss)	(283)
Accumulated net realized gain (loss) from investment securities and foreign currency transactions	(4,580)
Net unrealized appreciation (depreciation) on investment securities	11,488
Net Assets	$87,666
Net Assets by Class:
Initial Class	$84,754
Service Class	2,912
Shares Outstanding:
Initial Class	9,541
Service Class	329
Net Asset Value and Offering Price Per Share:
Initial Class	$8.88
Service Class	8.84

STATEMENT OF OPERATIONS
For the period ended June 30, 2005
(all amounts in thousands)
(unaudited)

Investment Income:
Interest	$16
Dividends	56
Income from loaned securities–net	81
153
Expenses:
Management and advisory fees	389
Printing and shareholder reports	9
Custody fees	9
Administration fees	9
Legal fees	1
Audit fees	7
Trustees fees	2
Other	3
Service fees:
Service Class	3
Total expenses before recapture of waived expenses	432
Recaptured expenses	4
Net expenses	436
Net Investment Income (Loss)	(283)
Net Realized Gain (Loss) from:
Investment securities	3,051
Foreign currency transactions	(4)
3,047
Increase (Decrease) in Unrealized Appreciation (Depreciation) on:
Investment securities	(10,416)
Net Gain (Loss) on Investments and Foreign Currency Transactions	(7,369)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(7,652)

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

5

Munder Net50

STATEMENTS OF CHANGES IN NET ASSETS
For the period or year ended
(all amounts in thousands)

	June 30, 2005 (unaudited)	December 31, 2004
Increase (Decrease) In Net Assets From:
Operations:
Net investment income (loss)	$(283)	$(497)
Net realized gain (loss) from investment securities and foreign currency transactions	3,047	940
Net unrealized appreciation (depreciation) on investment securities	(10,416)	11,098
	(7,652)	11,541
Capital Share Transactions:
Proceeds from shares sold:
Initial Class	4,966	39,595
Service Class	833	2,903
	5,799	42,498
Cost of shares redeemed:
Initial Class	(12,870)	(25,680)
Service Class	(521)	(1,140)
	(13,391)	(26,820)
	(7,592)	15,678
Net increase (decrease) in net assets	(15,244)	27,219
Net Assets:
Beginning of period	102,910	75,691
End of period	$87,666	$102,910
Accumulated Net Investment Income (Loss)	$(283)	$–

	June 30, 2005 (unaudited)	December 31, 2004
Share Activity:
Shares issued:
Initial Class	579	4,531
Service Class	98	334
	677	4,865
Shares redeemed:
Initial Class	(1,521)	(3,098)
Service Class	(60)	(134)
	(1,581)	(3,232)
Net increase (decrease) in shares outstanding:
Initial Class	(942)	1,433
Service Class	38	200
	(904)	1,633

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

6

Munder Net50

FINANCIAL HIGHLIGHTS

(unaudited for the period ended June 30, 2005)

		For a share outstanding throughout each period (a)
		Net Asset	Investment Operations			Distributions			Net Asset
	For the Period Ended (b)	Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total Operations	From Net Investment Income	From Net Realized Gains	Total Distributions	Value, End of Period
Initial Class	6/30/2005	$9.55	$(0.03)	$(0.64)	$(0.67)	$–	$–	$–	$8.88
	12/31/2004	8.28	(0.05)	1.32	1.27	–	–	–	9.55
	12/31/2003	4.97	(0.06)	3.37	3.31	–	–	–	8.28
	12/31/2002	8.07	(0.05)	(3.05)	(3.10)	–	–	–	4.97
	12/31/2001	10.88	–	(2.76)	(2.76)	(0.05)	–	(0.05)	8.07
	12/31/2000	11.25	0.08	(0.14)	(0.06)	(0.26)	(0.05)	(0.31)	10.88
Service Class	6/30/2005	9.52	(0.04)	(0.64)	(0.68)	–	–	–	8.84
	12/31/2004	8.28	(0.06)	1.30	1.24	–	–	–	9.52
	12/31/2003	5.94	(0.06)	2.40	2.34	–	–	–	8.28

			Ratios/Supplemental Data
	For the Period	Total	Net Assets, End of Period	Ratio of Expenses to Average Net Assets (f)		Net Investment Income (Loss) to Average	Portfolio Turnover
	Ended (b)	Return (c)(g)	(000's)	Net (d)	Total (e)	Net Assets (f)	Rate (g)
Initial Class	6/30/2005	(7.02)%	$84,754	1.00%	0.99%	(0.65)%	49%
	12/31/2004	15.34	100,139	1.00	0.99	(0.55)	34
	12/31/2003	66.60	74,941	1.00	1.08	(0.88)	29
	12/31/2002	(38.41)	13,596	1.00	1.77	(0.92)	52
	12/31/2001	(25.42)	11,245	1.00	1.72	0.05	208
	12/31/2000	(0.62)	6,451	1.00	2.44	0.71	110
Service Class	6/30/2005	(7.14)	2,912	1.25	1.24	(0.89)	49
	12/31/2004	14.98	2,771	1.25	1.24	(0.68)	34
	12/31/2003	39.39	750	1.25	1.38	(1.14)	29

NOTES TO FINANCIAL HIGHLIGHTS

(a)  Per share information is calculated based on average number of shares outstanding.

(b)  Munder Net50 (the "Fund") share classes commenced operations as follows:

Initial Class – May 3, 1999
Service Class – May 1, 2003

(c)  Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.

(d)  Ratio of Net Expenses to Average Net Assets is net of fee waivers and reimbursements by the investment adviser and includes the recapture of waived expenses, if any (see note 2).

(e)  Ratio of Total Expenses to Average Net Assets includes all expenses before fee waivers, reimbursements by the investment adviser and recapture of previously waived expenses.

(f)  Annualized.

(g)  Not annualized for periods of less than one year.

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

7

Munder Net50

NOTES TO FINANCIAL STATEMENTS
At June 30, 2005
(all amounts in thousands)
(unaudited)

NOTE 1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The AEGON/Transamerica Series Trust ("ATST") is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. ATST serves as a funding vehicle for variable life insurance, variable annuity and group annuity products. Munder Net50 ("the Fund"), part of ATST, began operations on May 3, 1999.

Effective May 1, 2005, AEGON/Transamerica Series Fund, Inc. changed its name to AEGON/Transamerica Series Trust.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties, which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

See the Prospectus and Statement of Additional Information for a description of the Fund's investment objective.

In preparing the Fund's financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP"), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following policies were consistently followed by the Fund, in accordance with GAAP.

Multiple class operations and expenses: The Fund currently offers two classes of shares, an Initial Class and a Service Class. Income, non-class specific expenses and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

Pricing of shares: The Fund prices its shares on the basis of the net asset value of each class of shares of the Fund, which is determined as of the close of the New York Stock Exchange ("NYSE") (generally 4:00 p.m. Eastern Time) on each day on which the NYSE is open for trading.

Security valuations: Fund investments traded on an exchange are valued at the closing price on the day of valuation on the exchange where the security is principally traded. With respect to securities traded on the NASDAQ/NMS, such closing price may be the last reported sales price or the NASDAQ official closing price.

Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last quoted bid price.

Debt securities are valued by independent pricing services at the last quoted bid price; however, those that mature in sixty days or less are valued at amortized cost, which approximates market.

Investment company securities are valued at net asset value of the underlying portfolio.

Foreign securities generally are valued based on quotations from the primary market in which they are traded and are translated from the local currency into U.S. dollars using closing exchange rates. Many foreign securities markets are open for trading at times when the U.S. markets are closed for trading, and many foreign securities markets close for trading before the close of the NYSE. The value of foreign securities may be affected significantly on a day that the NYSE is closed and an investor is unable to purchase or redeem shares. If a significant market event impacting the value of a portfolio security (e.g., natural disaster, company announcement, market volatility) occurs subsequent to the close of trading in the security, but prior to the calculation of the Fund's net asset value per share, market quotations for that security may be determined to be unreliable and, accordingly, not "readily available." If market quotations are not readily available, and the impact of such a significant market event materially effects the net asset value per share of the Fund, an affected portfolio security will be valued at fair market value as determined in good faith using guidelines adopted by the Board of Trustees of the Fund, under the supervision of the Fund's Valuation Committee. Factors that may be considered to value foreign securities at fair market value may include, among others: the value of other securities traded on other markets, foreign currency exchange activity and the trading of financial products tied to foreign securities.

Other securities for which quotations are not readily available are valued at fair market value as determined in good faith using guidelines adopted by the Board of Trustees, under the supervision of the Fund's Valuation Committee. These guidelines may include: the type of security; any restrictions on its resale; financial or business news of the issuer; similar or related securities that are actively trading; related corporate actions; and other significant events occurring after the close of trading in the security.

Cash: The Fund may leave cash overnight in its cash account with the custodian, Investors Bank & Trust Company ("IBT"). IBT has been contracted on behalf of the Fund to invest the excess cash into a savings account, which at June 30, 2005, was paying an interest rate of 2.02%.

Throughout the six months, the Fund may have a cash overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate.

Repurchase agreements: The Fund is authorized to enter into repurchase agreements. The Fund, through IBT, receives delivery of the underlying

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

8

Munder Net50

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2005
(all amounts in thousands)
(unaudited)

NOTE 1.–(continued)

securities, the value of which at the time of purchase is required to be an amount equal to at least 100% of the resale price. Repurchase agreements involve the risk that the seller will fail to repurchase the security, as agreed. In that case, the Fund will bear the risk of value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, may place security transactions of the Fund with broker/dealers with which ATST has established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions paid by the Fund be used to pay expenses that would otherwise be borne by any other funds within ATST, or by any other party.

Recaptured commissions during the six months ended June 30, 2005, of $39 are included in net realized gains in the Statement of
Operations.

Securities lending: The Fund may lend securities to enhance fund earnings from investing cash collateral in making such loans to qualified borrowers (typically broker/dealers). The Fund has engaged its custodian bank, IBT, as a lending agent to administer its securities lending program. IBT earned $35 of program income for its services. When the Fund makes a security loan, it received cash collateral as protection against the risk that the borrower will default on the loan, and records an asset for the cash invested collateral and a liability for the return of the collateral.

Loans of securities are required to be secured by collateral at least equal to 102% of the value of the securities at inception of the loan, and not less than 100% thereafter. The Fund may invest cash collateral in short-term money market instruments including: U.S. Treasury Bills, U.S. agency obligations, commercial paper, money market mutual funds, repurchase agreements and other highly rated, liquid investments. During the life of securities loans, the collateral and securities loaned remain subject to fluctuation in value. IBT marks to market securities loaned and the collateral each business day. If additional collateral is due (at least $1), IBT collects additional cash collateral from the borrowers. Although securities loaned will be fully collateralized at all times, IBT may experience delays in, or may be prevented from, recovering the collateral on behalf of the Fund. The Fund may recall a loaned security position at any time from the borrower through IBT. In the event the borrower fails to timely return a recalled security, IBT may indemnify the Fund by purchasing replacement securities for the Fund at its own expense and claiming the collateral to fund such a purchase. IBT absorbs the loss if the collateral value is not sufficient to cover the cost of the replacement securities. If replacement securities are not available, IBT will credit the equivalent cash value to the Fund.

While a security is on loan, the Fund does not have the right to vote that security. However, if time permits, the Fund will attempt to recall a security on loan and vote the proxy.

Income from securities lending is included in the Statement of Operations. The amount of collateral and value of securities on loan are included in the Statement of Assets and Liabilities as well as in the Schedule of Investments.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Foreign currency denominated investments: The accounting records of the Fund are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the closing exchange rate each day. The cost of foreign securities is translated at the exchange rate in effect when the investment was acquired. The Fund combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include: 1) foreign currency fluctuations between trade date and settlement date of investment security transactions; 2) gains and losses on forward foreign currency contracts; and 3) the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions, including unanticipated movements in exchange currency rates, the degree of government supervision and regulation of security markets, and the possibility of political or economic instability.

Forward foreign currency contracts: The Fund may enter into forward foreign currency contracts to hedge against exchange rate risk arising from investments in securities denominated in foreign currencies. Contracts are valued at the contractual forward rate and are marked to market daily, with the change in value recorded as an unrealized gain or loss. When the contracts are closed a realized gain or loss is incurred. Risks may arise from changes in market value of the

AEGON/Transamerica Series Trust
Semi-Annual Report 2005

9

Munder Net50

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2005
(all amounts in thousands)
(unaudited)

NOTE 1.–(continued)

underlying currencies and from the possible inability of counterparties to meet the terms of their contracts.

At June 30, 2005 there were no open forward foreign currency contracts.

Foreign capital gains taxes: The Fund may be subject to taxes imposed by countries in which it invests, with respect to its investment in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Fund accrues such taxes when the related income or capital gains are earned. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

Dividend distributions: Dividends and capital gains distributions are typically declared and reinvested annually and are generally paid and reinvested on the business day following the ex-date.

NOTE 2.  RELATED PARTY TRANSACTIONS

Transamerica Fund Advisors, Inc. ("TFAI") is the Fund's investment adviser. Transamerica Fund Services, Inc. ("TFS") is the Fund's administrator and transfer agent. AFSG Securities Corp. ("AFSG") is the Fund's distributor. AFSG is 100% owned by AUSA Holding Company ("AUSA"). TFAI is a directly owned subsidiary of Western Reserve Life Assurance Co. of Ohio ("WRL") (78%) and AUSA (22%). TFS is a wholly owned subsidiary of WRL (50%) and AUSA (50%). AUSA and WRL are wholly owned indirect subsidiaries of AEGON, NV, a Netherlands corporation.

Effective January 1, 2005 AEGON/Transamerica Fund Advisors, Inc. ("ATFA") was renamed Transamerica Fund Advisors, Inc. ("TFAI"); AEGON/Transamerica Fund Services, Inc. ("ATFS") and AEGON/Transamerica Investor Services, Inc. ("ATIS") merged into one entity and was renamed Transamerica Fund Services, Inc. ("TFS").

Certain officers and trustees of the Fund are also officers and/or trustees of TFAI, TFS, AFSG and WRL. No affiliated officer or trustee receives any compensation directly from the Fund.

The following schedule reflects the percentage of fund assets owned by affiliated mutual funds (i.e. through the asset allocation funds):

	Net Assets	% of Net Assets
Asset Allocation–Conservative Portfolio	$1,849	2.11%
Asset Allocation–Growth Portfolio	15,632	17.83%
Asset Allocation–Moderate Growth Portfolio	23,714	27.05%
Asset Allocation–Moderate Portfolio	7,263	8.28%
Total	$48,458	55.27%

Investment advisory fee: The Fund pays management fees to TFAI based on average daily net assets ("ANA") at the following rate:

0.90% of ANA

TFAI has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

1.00% Expense Limit

If total fund expenses fall below the annual expense limitation agreement agreed to by the adviser within the succeeding three years, the Fund may be required to pay that adviser a portion or all of the waived advisory fees.

	Advisory Fee Waived	Available for Recapture Through
Fiscal Year 2002	$44	12/31/2005
Fiscal Year 2003	27	12/31/2006

For the six months ended June 30, 2005, the Fund recaptured $4 of previously waived expenses. $67 remain.

Distribution and service fees: The Fund adopted a distribution plan ("Distribution Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. Pursuant to the Distribution Plan, ATST entered into a Distribution Agreement with AFSG effective May 1, 1999.

Under the Distribution Plan and Distribution Agreement on the Initial Class shares, AFSG, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund's shares, amounts equal to actual expenses associated with distributing the shares.

The Distribution Plan on the Service Class shares requires ATST to pay distribution fees to AFSG as compensation for its activities, not as reimbursement for specific expenses. The fee on the Service Class is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

10

Munder Net50

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2005
(all amounts in thousands)
(unaudited)

NOTE 2.–(continued)

The Fund is authorized under the 12b-1 plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%

AFSG has determined that it will not seek payment by the Fund of the distribution expenses incurred with respect to the Initial Class shares before April 30, 2006. Prior to AFSG seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Fund will pay fees relating to Service Class shares.

Administrative services: The Fund has entered into an agreement with TFS for financial and legal fund administration services, which includes such items as compliance, expenses, financial statements and other reporting, distributions, tax returns, prospectus preparation, board of trustees meeting support, transfer agency and other legal matters. The Fund pays TFS an annual fee of 0.02% of average net assets. The legal fees on the Statement of Operations are for fees paid to external legal counsel.

Deferred compensation plan: Each eligible Fund Trustee may elect participation in the Deferred Compensation Plan for Trustees of ATST ("the Plan"). Under the Plan, such Trustees may defer payment of a percentage of their total fees earned as a Fund Trustee. These deferred amounts may be invested in any portfolio of Transamerica IDEX Mutual Funds, an affiliate of the Fund. At June 30, 2005, the value of invested plan amount was $4. Invested plan amounts and the total liability for deferred compensation to the Trustees under the Plan at June 30, 2005, are included in Net Assets in the accompanying Statement of Assets and Liabilities.

NOTE 3.  INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the six months ended June 30, 2005, were as follows:

Purchases of securities:
Long-Term excluding U.S. Government	$42,105
U.S. Government	–
Proceeds from maturities and sales of securities:
Long-Term excluding U.S. Government	48,246
U.S. Government	–

NOTE 4.  FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, wash sales, foreign currency transactions, net operating losses and capital loss carryforwards.

The capital loss carryforward is available to offset future realized capital gains through the periods listed:

Capital Loss Carryforward	Available through
$1,404	December 31, 2009
2,914	December 31, 2010
3,254	December 31, 2011

The aggregate cost of investments and composition of unrealized appreciation (depreciation) for federal income tax purposes as of June 30, 2005, are as follows:

Federal Tax Cost Basis	$97,785
Unrealized Appreciation	$15,081
Unrealized (Depreciation)	(3,906)
Net Unrealized Appreciation (Depreciation)	$11,175

NOTE 5.  REGULATORY PROCEEDINGS

There continues to be significant federal and state regulatory activity relating to financial services companies, particularly mutual fund companies and their investment advisers. As part of an ongoing investigation regarding potential market timing, recordkeeping and trading compliance issues and matters affecting the Fund's investment adviser, TFAI, and certain employees and affiliates of TFAI, the SEC staff has indicated that it is likely to take some action against TFAI and certain of its affiliates at the conclusion of the investigation. The potential timing and the scope of any such action is difficult to predict. Although the impact of any action brought against TFAI and/or its affiliates is difficult to assess at the present time, the Fund currently believes that the likelihood that any such action will have a material adverse impact on it is remote. It is important to note that the Fund is not aware of any allegation of wrongdoing against it and its Board at the time this semiannual report is printed. Although it is not anticipated that these developments will have an adverse impact on the Fund, there can be no assurance at this time. TFAI and its affiliates are actively working with the SEC in regard to this matter; however, the exact resolution cannot be determined at this time. TFAI will take such actions that it deems necessary or appropriate to continue providing management services to the Fund and to bring all matters to an appropriate conclusion. TFAI and/or its affiliates, and not the Fund, will bear the costs regarding these regulatory matters.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

11

Munder Net50

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS - REVIEW AND RENEWAL (unaudited)

At a meeting of the Board of Trustees of AEGON/Transamerica Series Trust ("ATST") held on October 6, 2004, the Board considered and approved the renewal for a one-year period of the Investment Advisory Agreement between Munder Net50 (the "Portfolio") and Transamerica Fund Advisors, Inc. ("TFAI") as well as the Investment Sub-Advisory Agreement of the Portfolio between TFAI and Munder Capital Management (the "Sub-Adviser"). In approving the renewal of these agreements, the Board concluded that the Investment Advisory and Investment Sub-Advisory Agreements enable shareholders of the Portfolio to obtain high quality services at a cost that is appropriate, reasonable, and in the best interests of shareholders based upon the following determinations, among others:

The nature, extent and quality of the advisory service to be provided. The Board considered the nature and quality of the services provided by TFAI and the Sub-Adviser to the Portfolio in the past, as well as the services anticipated to be provided in the future. The Board concluded that TFAI and the Sub-Adviser are capable of providing high quality services to the Portfolio, as indicated by TFAI's management capabilities demonstrated with respect to the Portfolio and other portfolios managed by TFAI, TFAI's management oversight process, the professional qualifications and experience of the Sub-Adviser's portfolio management team, and the Portfolio's investment performance. The Board also concluded that TFAI and the Sub-Adviser would provide the same quality and quantity of investment management and related services as before, that these services are appropriate in scope and extent in light of the Portfolio's operations, the competitive landscape of the investment company business and investor needs, and that TFAI's and the Sub-Adviser's obligations will remain the same in all respects.

The investment performance of the Portfolio. The Board concluded, based in particular on information provided by Lipper Analytics, that the Portfolio's investment performance was competitive or superior relative to comparable portfolios over trailing one-, two-, three-, and five-year periods and to the Portfolio's benchmark index over one- and five-year periods. On the basis of the Trustees' assessment of the nature, extent and quality of investment advisory and related services to be provided or procured by TFAI and the Sub-Adviser, the Trustees concluded that TFAI and the Sub-Adviser were capable of generating a level of long-term investment performance that is appropriate in light of the Portfolio's investment objective, policies and strategies and competitive with many other investment companies.

The cost of advisory services provided and the level of profitability. On the basis of the Board's review of the fees to be charged by TFAI and the Sub-Adviser for investment advisory and related services, TFAI's financial statements, the fees paid by TFAI to the Sub-Adviser, TFAI's estimated net management income resulting from its management of the Portfolio, and the estimated profitability of TFAI's relationships with the Portfolio and ATST, the Board concluded that the level of investment advisory fees and the profitability is appropriate in light of the services provided, the management fees and overall expense ratios of comparable investment companies, and the anticipated profitability of the relationship between the Portfolio and TFAI. Further, on the basis of comparative information supplied by Lipper Analytics, the Board determined that the advisory fees of the Portfolio were consistent with industry averages, although the Board decided to monitor the Portfolio's expense ratio in light of the Portfolio's higher-than-average level of operating expenses and encouraged management to attempt to reduce operating expenses over time.

The extent to which economies of scale would be realized as the Portfolio grows and whether fee levels reflect these economies of scale for the benefit of Portfolio investors. Although the investment advisory fees do not reduce should Portfolio assets grow meaningfully, the Board concluded that the advisory fees appropriately reflect the Portfolio's current size, the current economic environment for TFAI, and the competitive nature of the investment company market. In addition, the Board noted that it will have the opportunity to periodically re-examine whether the Portfolio has achieved economies of scale, as well as the appropriateness of advisory fees payable to TFAI and the Sub-Adviser, in the future.

Benefits (such as soft dollars) to TFAI or the Sub-Adviser from its relationship with the Portfolio. The Board concluded that other benefits derived by TFAI or the Sub-Adviser from its relationship with the Portfolio are reasonable and fair, and are consistent with industry practice and the best interests of the Portfolio and its shareholders. In this regard, the Board noted that TFAI does not realize "soft dollar" benefits from its relationship with the Portfolio, and that the Sub-Adviser is participating in a brokerage program pursuant to which a portion of brokerage commissions paid by the Portfolio is recaptured for the benefit of the Portfolio and its shareholders, thus limiting the amount of "soft-dollar" arrangements the Sub-Adviser may engage in with respect to the Portfolio's brokerage transactions.

Other considerations. The Board also determined that TFAI had made a substantial commitment to the recruitment and retention of high quality personnel, and maintained the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and its shareholders. The Trustees also concluded that TFAI had made a significant entrepreneurial commitment to the management and success of the Portfolio, reflected by TFAI's expense limitation and fee waiver arrangement with the Portfolio which, as demonstrated in the past with the Portfolio, may result in TFAI waiving a substantial amount of advisory fees for the benefit of shareholders.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

12

Munder Net50

SUPPLEMENTAL INFORMATION (unaudited)
RESULTS OF SHAREHOLDER PROXY

At a special meeting of shareholders held on April 19, 2005, the results of the Proposals were as follows:

Proposal 1: Approval of an Agreement and Plan of Reorganization pursuant to which AEGON/Transamerica Series Fund, Inc. will reorganize as a Delaware statutory trust.

For	Against	Abstentions/Broker Non-Votes
4,717,989.909	375,284.822	111,771.910

Proposal 2: Approval of changes to the fundamental investment restrictions of Munder Net50 as follows:

A. Diversification	For	Against	Abstentions/Broker Non-Votes
	4,916,333.630	288,713.011	0
B. Borrowing	For	Against	Abstentions/Broker Non-Votes
	4,903,608.690	301,437.951	0
C. Senior Securities	For	Against	Abstentions/Broker Non-Votes
	4,809,318.474	395,728.167	0
D. Underwriting Securities	For	Against	Abstentions/Broker Non-Votes
	4,915,443.946	289,602.695	0
E. Real Estate	For	Against	Abstentions/Broker Non-Votes
	4,895,789.945	309,256.696	0
F. Making Loans	For	Against	Abstentions/Broker Non-Votes
	4,780,093.833	424,952.808	0
G. Concentration	For	Against	Abstentions/Broker Non-Votes
	4,911,793.191	293,253.450	0
H. Commodities	For	Against	Abstentions/Broker Non-Votes
	4,782,197.821	422,848.820	0

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

13

PIMCO Total Return

UNDERSTANDING YOUR FUND'S EXPENSES
(unaudited)

SHAREHOLDER EXPENSES

The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at January 1, 2005 and held for the entire period until June 30, 2005.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, note that the expenses shown in the table are meant to highlight your ongoing costs and do not reflect any transaction costs.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period (a)
Initial
Actual	$1,000.00	$1,024.30	0.73%	$3.66
Hypothetical (b)	1,000.00	1,021.17	0.73	3.66
Service
Actual	1,000.00	1,022.40	0.98	4.91
Hypothetical (b)	1,000.00	1,019.93	0.98	4.91

(a)  Expenses are calculated using each Fund's annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by number of days in the period (181 days), and divided by the number of days in the year (365 days).

(b)  5% return per year before expenses.

GRAPHICAL PRESENTATION OF SCHEDULE OF INVESTMENTS
By Asset Type
At June 30, 2005

This chart shows the percentage breakdown by asset type of the Fund's total investment securities.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

1

PIMCO Total Return

SCHEDULE OF INVESTMENTS
At June 30, 2005
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (12.5%)
U.S. Treasury Bond
8.75%, due 05/15/2017 (a)	$5,535	$7,947
7.88%, due 02/15/2021	3,200	4,530
U.S. Treasury Inflation Indexed Bond 3.00%, due 07/15/2012 2.38%, due 01/15/2025	1,212 867	1,331 949
U.S. Treasury Note 1.88%, due 01/31/2006 2.75%, due 07/31/2006 4.88%, due 02/15/2012 4.25%, due 08/15/2013	8,900 985 43,085 17,000	8,821 977 45,758 17,425
Total U.S. Government Obligations (cost: $87,437)		87,738
U.S. GOVERNMENT AGENCY OBLIGATIONS (41.9%)
FHLMC 6.00%, due 12/15/2007 4.49%, due 08/01/2023 (b) 6.50%, due 03/15/2029 6.50%, due 07/25/2043	8 251 90 353	8 256 91 369
FHLMC, Series 2411, Class FJ 3.57%, due 12/15/2029 (b)	287	287
FHLMC, Series 2572, Class HA 5.00%, due 06/15/2013	550	552
FNMA 5.50%, due 03/01/2016 5.50%, due 07/01/2016 5.50%, due 11/01/2016 5.50%, due 12/01/2016 6.00%, due 01/01/2017 5.50%, due 04/01/2017 6.00%, due 05/01/2017 5.50%, due 06/01/2017 5.50%, due 08/01/2017 5.50%, due 09/01/2017 5.50%, due 11/01/2017 5.00%, due 02/01/2018 5.00%, due 05/01/2018 5.00%, due 06/01/2018 5.00%, due 08/01/2018 5.00%, due 10/01/2018 5.00%, due 12/01/2018 5.00%, due 02/01/2019 5.00%, due 03/01/2019 5.00%, due 04/01/2019 5.00%, due 07/01/2019 5.00%, due 08/01/2019 5.00%, due 11/01/2019	376 421 131 314 8 157 6 81 213 263 35 29 684 701 565 220 816 33 196 1,028 499 384 4,193	386 433 134 322 8 161 7 83 218 270 35 29 692 710 572 222 826 33 198 1,040 505 388 4,242

	Principal		Value
5.00%, due 12/01/2019	$1,316		$1,331
5.00%, due 01/01/2020	156		158
5.00%, due 02/01/2020	269		272
4.57%, due 01/01/2028 (b)	225		232
6.50%, due 05/01/2032	109		113
6.50%, due 11/01/2032	401		416
5.50%, due 01/01/2033	155		157
5.50%, due 02/01/2033	783		794
5.50%, due 03/01/2033	13,115		13,310
5.16%, due 04/01/2033 (b)	288		290
5.50%, due 04/01/2033	3,231		3,278
5.50%, due 07/01/2033	2,723		2,763
5.50%, due 08/01/2033	137		139
5.50%, due 11/01/2033	8,407		8,530
5.50%, due 12/01/2033	946		960
6.50%, due 12/01/2033	294		305
5.50%, due 01/01/2034	3,352		3,401
5.50%, due 02/01/2034	1,259		1,277
5.50%, due 04/01/2034	20,132		20,424
5.50%, due 05/01/2034	16,488		16,728
6.50%, due 05/01/2034	191		198
5.50%, due 06/01/2034	29		30
5.00%, due 09/01/2034	–	(c)	–	(c)
5.50%, due 09/01/2034	1,500		1,522
5.50%, due 10/01/2034	805		817
5.50%, due 11/01/2034	7,247		7,351
5.50%, due 01/01/2035	24,648		25,000
5.50%, due 02/01/2035	51,504		52,245
5.50%, due 03/01/2035	13,463		13,655
5.50%, due 04/01/2035	17,480		17,730
5.50%, due 05/01/2035	11,892		12,062
5.50%, due 06/01/2035	773		784
5.50%, due 07/01/2035	965		979
FNMA TBA 5.00%, due 08/01/2020 5.50%, due 08/01/2034	19,500 31,000		19,689 31,368
FNMA, Series 2003-88 TB 3.00%, due 08/25/2009	700		696
GNMA 6.50%, due 02/15/2029 6.50%, due 03/15/2029 6.50%, due 04/15/2029 6.50%, due 05/15/2029 6.50%, due 07/15/2029 6.50%, due 09/15/2029 5.50%, due 11/15/2032 5.50%, due 12/15/2032	143 243 9 18 11 136 1,052 1,547		150 254 10 19 11 142 1,076 1,582

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

2

PIMCO Total Return

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2005
(all amounts except share amounts in thousands)
(unaudited)

	Principal		Value
5.50%, due 05/15/2033		$302	$308
5.50%, due 11/15/2033		1,375	1,406
5.50%, due 12/15/2033		1,894	1,937
5.50%, due 01/15/2034		614	628
5.50%, due 02/15/2034		1,322	1,352
GNMA TBA 5.50%, due 07/01/2034		11,600	11,843
GNMA, Series 2020-40 6.50%, due 06/20/2032		12	13
Total U.S. Government Agency Obligations (cost: $291,363)			292,812
FOREIGN GOVERNMENT OBLIGATIONS (9.6%)
Canada Government
0.70%, due 03/20/2006	JPY	238,000	2,157
French Republic
0.00%, due 09/22/2005		9,000	10,845
4.00%, due 04/25/2055	EUR	2,050	2,643
Hong Kong Government, 144A 5.13%, due 08/01/2014		2,700	2,822
Italian Republic
0.38%, due 10/10/2006	JPY	672,000	6,091
Kingdom of Spain 0.00%, due 08/19/2005		1,700	2,053
3.10%, due 09/20/2006	JPY	170,000	1,591
5.75%, due 07/30/2032	EUR	383	627
Kingdom of the Netherlands
0.00%, due 08/31/2005	EUR	11,000	13,277
Korea Highway Corp., 144A 5.13%, due 05/20/2015		850	871
Republic of Brazil 4.25%, due 04/15/2006 (b) 11.25%, due 07/26/2007 11.50%, due 03/12/2008 4.31%, due 04/15/2009 (b) 8.84%, due 06/29/2009 (b) 11.00%, due 01/11/2012 4.31%, due 04/15/2012 (b) 4.31%, due 04/15/2012 8.00%, due 04/15/2014 12.25%, due 03/06/2030 11.00%, due 08/17/2040		624 70 109 1,933 1,150 350 1,085 21 686 350 1,500	624 78 125 1,912 1,334 416 1,044 20 703 469 1,804
Republic of Panama 8.25%, due 04/22/2008		1,010	1,101
Republic of Peru 9.13%, due 02/21/2012 9.88%, due 02/06/2015 5.00%, due 03/07/2017 (b)		120 2,000 743	140 2,475 702

	Principal	Value
Republic of South Africa 5.25%, due 05/16/2013 EUR	565	$751
6.50%, due 06/02/2014	$1,200	1,339
Russian Federation, Reg S 8.25%, due 03/31/2010 5.00%, due 03/31/2030 (d)	200 7,179	218 8,015
United Mexican States 3.84%, due 01/13/2009 (b) 8.38%, due 01/14/2011	465 635	471 739
Total Foreign Government Obligations (cost: $65,393)		67,457
MORTGAGE-BACKED SECURITIES (0.8%)
Bank of America Mortgage Securities, Series 2002-K, Class 2A1 5.55%, due 10/20/2032 (b)	164	165
Bear Stearns Adjustable Rate Mortgage Trust, Series 2002-5, Class VIA 5.93%, due 06/25/2032 (b)	63	63
Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-8, Class 1A1 4.26%, due 01/25/2034 (b)	1,303	1,298
Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-8, Class 2A1 4.86%, due 01/25/2034 (b)	570	563
Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-8, Class 4A1 4.72%, due 01/25/2034 (b)	799	786
Centex Home Equity, Series 2004-A, Class AV2 3.59%, due 01/25/2034 (b)	450	451
Countrywide Alternative Loan Trust, Series 2003-J11, Class 4A1 6.00%, due 10/25/2032	158	157
Countrywide Asset-Backed Certificates, Series 2005-SD1, Class A1A, 144A 3.46%, due 05/25/2035 (b)	579	579
Countrywide Home Loan Mortgage Pass Through Trust, Series 2004-7, Class 1A2 3.36%, due 05/25/2034 (b)	184	184
Credit Suisse First Boston Mortgage Securities Corp., Series 2002, Class P3A, 144A 1.85%, due 08/25/2033 (b)(o)	631	634
Credit Suisse First Boston Mortgage Securities Corp., Series 2002-P2A, Class A2 2.14%, due 03/25/2032 (o)	146	145
Home Equity Asset Trust, Series 2002-1, Class A4 3.39%, due 11/25/2032 (b)	1	1

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

3

PIMCO Total Return

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2005
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
Residential Funding Mortgage Securities I,
Series 2003-S9, Class A1
6.50%, due 03/25/2032	$147	$149
Structured Asset Mortgage Investments, Inc., Series 2002-AR3, Class A-1 3.42%, due 09/19/2032 (b)	327	327
Structured Asset Securities Corp., Series 2002-HF1, Class A 3.38%, due 01/25/2033 (b)	2	2
Structured Asset Securities Trust, Series 2002-BC4, Class A 3.38%, due 07/25/2032 (b)	6	6
Total Mortgage-Backed Securities (cost: $5,576)		5,510
ASSET-BACKED SECURITIES (3.6%)
Bear Stearns Asset Backed Securities, Inc., Series 2002-2, Class A1 3.42%, due 10/25/2032 (b)	73	73
Countrywide Home Loan Mortgage Pass Through Trust, Series 2002-30, Class M 3.88%, due 10/19/2032 (b)(o)	729	728
Credit-Based Asset Servicing and Securitization, Series 2002-CB6, Class 2A1 3.59%, due 01/25/2033 (b)	22	22
Credit-Based Asset Servicing and Securitization, Series 2004-CB5, Class AV1 3.44%, due 09/25/2021 (b)	129	129
Morgan Stanley ABS Capital I, Series 2003-HE2, Class A2 3.65%, due 08/25/2033 (b)	557	558
Park Place Securities, Inc., Series 2004-MCW1, Class A3 3.51%, due 10/25/2034 (b)	172	172
Protective Life US Funding Trust, 144A 3.19%, due 09/26/2005 (b)(o)	260	260
Quest Trust, Series 2004-X2, Class A, 144A 3.87%, due 06/25/2034 (b)	739	741
Rabobank Capital Funding II, 144A 5.26%, due 12/31/2049 (f)	1,000	1,029
Rabobank Capital Funding Trust, 144A 5.25%, due 12/31/2049 (g)	1,480	1,518
RACERS Series 1997-R-8-3–144A 3.57%, due 08/15/2007 (b)(o)(p)	1,100	1,056
Ras Laffan Liquefied Natural Gas Co., Ltd., 144A 3.44%, due 09/15/2009	457	449
Sequoia Mortgage Trust, Series 10, Class 2A1 3.64%, due 10/20/2027 (b)	846	848

	Principal	Value
Small Business Administration Participation,
Series 2003-201
5.13%, due 09/01/2023	$599	$617
Small Business Administration, Series 2004-20C 4.34%, due 03/01/2024	3,320	3,290
Small Business Administration, Series 2004-P10, Class A 4.50%, due 02/10/2014	1,706	1,712
Washington Mutual, Series 2000-3, Class A 3.85%, due 12/25/2040 (b)	394	393
Washington Mutual, Series 2002-AR10, Class A6 4.82%, due 10/25/2032 (b)	170	171
Washington Mutual, Series 2002-AR2, Class A 3.65%, due 02/27/2034 (b)	338	337
Washington Mutual, Series 2003-R1, Class A1 3.58%, due 12/25/2027 (b)	11,489	11,478
Total Asset-Backed Securities (cost: $25,583)		25,581
CORPORATE DEBT SECURITIES (8.7%)
Air Transportation (0.3%)
Continental Airlines, Inc. 7.06%, due 09/15/2009	1,000	1,033
Delta Air Lines, Inc. 7.57%, due 11/18/2010	300	282
UAL Corp. 6.20%, due 09/01/2008 7.73%, due 07/01/2010 6.60%, due 09/01/2013 (a)	677 150 194	645 140 189
Automotive (0.9%)
DaimlerChrysler North America Holding Corp. 3.61%, due 03/07/2007 (b) 6.50%, due 11/15/2013	3,400 940	3,389 1,017
General Motors Corp. 8.38%, due 07/15/2033 (a)	2,075	1,733
Business Credit Institutions (0.1%)
Ford Motor Credit Co. 5.80%, due 01/12/2009	550	522
Commercial Banks (0.0%)
HSBC Capital Funding LP, 144A 10.18%, due 12/31/2049 (i)	100	160
Communication (0.1%)
Comcast Cable Communications 6.75%, due 01/30/2011	210	232

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

4

PIMCO Total Return

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2005
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
Communication (continued)
Comcast Corp.
6.50%, due 01/15/2015	$200	$223
CSC Holdings, Inc. 7.63%, due 04/01/2011	220	217
Electric Services (0.7%)
Columbus Southern Power Co., Series C 5.50%, due 03/01/2013	100	105
Florida Power Corp. 4.80%, due 03/01/2013	1,960	1,988
Ohio Power Co., Series F 5.50%, due 02/15/2013	100	106
Progress Energy, Inc. 7.10%, due 03/01/2011 6.85%, due 04/15/2012	600 440	668 489
PSEG Power LLC 6.95%, due 06/01/2012	921	1,035
Southern California Edison Co. 3.44%, due 01/13/2006 (b)	350	350
Electric, Gas & Sanitary Services (0.3%)
Entergy Gulf States, Inc. 5.70%, due 06/01/2015	750	767
Niagara Mohawk Power Corp. 7.75%, due 10/01/2008	825	906
Pacific Gas & Electric Co. 4.20%, due 04/03/2006 (b)	266	266
Environmental Services (0.2%)
Waste Management, Inc. 7.38%, due 08/01/2010 6.38%, due 11/15/2012	700 375	783 409
Food & Kindred Products (0.2%)
HJ Heinz Co., 144A 6.19%, due 12/01/2020 (b)(p)	1,500	1,514
Gas Production & Distribution (0.4%)
El Paso Energy Corp. 7.80%, due 08/01/2031 7.75%, due 01/15/2032	450 425	438 414
Sonat, Inc. 7.63%, due 07/15/2011	1,000	1,008
Southern Natural Gas Co. 8.00%, due 03/01/2032	820	933
General Obligation-State (0.2%)
California State Economic Recovery 5.00%, due 07/01/2011 5.25%, due 01/01/2011 5.00%, due 07/01/2012 5.25%, due 07/01/2012 5.25%, due 07/01/2013	65 130 135 260 530	78 143 164 291 646

	Principal	Value
General Obligation-State (continued)
New Jersey State Transportation
Trust Fund Authority
5.00%, due 06/15/2011	$345	$401
Hotels & Other Lodging Places (0.2%)
Harrah's Operating Co., Inc. 8.00%, due 02/01/2011	50	57
Park Place Entertainment Corp. 7.50%, due 09/01/2009	800	882
Starwood Hotels & Resorts Worldwide, Inc. 7.88%, due 05/01/2012	350	395
Manufacturing Industries (0.2%)
Tyco International Group SA 6.38%, due 10/15/2011 (a)	1,510	1,658
Motion Pictures (0.1%)
Time Warner, Inc. 8.11%, due 08/15/2006 6.88%, due 05/01/2012	150 410	156 463
Oil & Gas Extraction (0.6%)
Gaz Capital for Gazprom, Reg S 8.63%, due 04/28/2034	3,000	3,759
Pemex Project Funding Master Trust 7.38%, due 12/15/2014	650	729
Personal Credit Institutions (1.8%)
Ford Motor Credit Co. 6.88%, due 02/01/2006 7.38%, due 10/28/2009 7.38%, due 02/01/2011	3,600 1,030 200	3,636 1,007 195
General Motors Acceptance Corp. 4.39%, due 10/20/2005 (b) 6.75%, due 01/15/2006 6.88%, due 08/28/2012	6,190 210 150	6,195 212 137
Household Finance Corp. 6.38%, due 11/27/2012	800	885
SLM Corp., Series A 3.21%, due 09/15/2006 (b)	230	231
Petroleum Refining (0.2%)
Enterprise Products Operating, LP 4.95%, due 06/01/2010	1,700	1,708
Radio & Television Broadcasting (0.0%)
Clear Channel Communications, Inc. 7.25%, due 10/15/2027	300	299
Railroads (0.1%)
Burlington Northern Santa Fe Corp. 6.38%, due 12/15/2005	160	162
Norfolk Southern Corp. 6.75%, due 02/15/2011	550	615

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

5

PIMCO Total Return

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2005
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
Revenue-Education (0.2%)
Michigan State Building Authority
5.25%, due 10/15/2013	$950	$1,078
Revenue-Pollution Control (0.1%)
Rhode Island Clean Water Finance Agency 5.00%, due 10/01/2028	610	648
Revenue-Tobacco (0.6%)
Golden State Tobacco Securitization Corp. 6.75%, due 06/01/2039	460	518
Tobacco Settlement Authority, IA 5.60%, due 06/01/2035	705	722
Tobacco Settlement Financing Corp., LA 5.88%, due 05/15/2039	100	104
Tobacco Settlement Financing Corp., NJ 6.38%, due 06/01/2032 6.75%, due 06/01/2039	2,175 260	2,336 290
Revenue-Utilities (0.3%)
Jea, FL, Water & Sewer System 5.00%, due 10/01/2011	700	766
New York, NY, City Municipal Water Finance Authority 5.00%, due 06/15/2035	840	916
Security & Commodity Brokers (0.1%)
Bear Stearns Cos. (The), Inc. 7.63%, due 12/07/2009	560	632
Telecommunications (0.8%)
Cingular Wireless LLC 6.50%, due 12/15/2011	560	619
France Telecom SA 7.00%, due 03/14/2008 (j)	1,569	2,110
SBC Communications, Inc. 4.13%, due 09/15/2009	3,025	3,000
Verizon Global Funding Corp. 7.60%, due 03/15/2007	25	26
Total Corporate Debt Securities (cost: $57,493)		60,830
SHORT-TERM U.S. GOVERNMENT OBLIGATIONS (7.5%)
Federal Home Loan Bank 3.22%, due 09/09/2005	400	397
FHLMC 3.04%, due 08/09/2005 3.31%, due 11/01/2005 3.31%, due 11/02/2005	1,200 18,600 300	1,196 18,390 297
FNMA 3.07%, due 08/10/2005 3.11%, due 08/17/2005 3.14%, due 08/24/2005	7,600 100 18,700	7,574 100 18,612

	Principal	Value
3.14%, due 08/31/2005	$700	$696
3.17%, due 08/31/2005	2,700	2,685
U.S. Treasury Bill 2.93%, due 09/01/2005 (k) 2.91%, due 09/15/2005 (k)(l) 2.92%, due 09/15/2005 (k)(l) 2.95%, due 09/15/2005 (k)(l) 2.99%, due 09/15/2005 (k)(l) 3.00%, due 09/15/2005 (k)(l)	1,320 210 20 950 50 240	1,313 209 20 944 50 238
Total Short-Term U.S. Government Obligations (cost: $52,721)		52,721
COMMERCIAL PAPER (24.9%)
Commercial Banks (15.2%)
Danske Corp. 3.11%, due 08/05/2005	18,300	18,245
DNB NOR Bank ASA 3.26%, due 09/06/2005	18,900	18,785
Fortis Funding LLC, 144A 3.27%, due 09/23/2005	7,000	6,947
Governor & Co. (The) of The Bank of Ireland 3.18%, due 08/22/2005	18,600	18,514
National Australia Funding Delaware, Inc. 3.08%, due 07/11/2005	18,900	18,884
Royal Bank of Scotland 3.09%, due 07/15/2005	1,900	1,898
Skandinaviska Enskilda Banken AB, 144A 3.07%, due 07/14/2005 3.17%, due 08/18/2005	400 2,100	399 2,091
UBS Finance Delaware LLC 3.07%, due 07/11/2005 3.02%, due 07/22/2005 3.17%, due 08/08/2005 3.18%, due 09/06/2005 3.23%, due 09/19/2005 3.25%, due 09/23/2005 3.26%, due 09/26/2005 3.29%, due 10/03/2005	100 600 300 500 400 9,600 8,200 1,200	100 599 299 497 397 9,527 8,135 1,190
Holding & Other Investment Offices (2.6%)
Rabobank USA Finance Corp. 3.16%, due 08/08/2005	18,100	18,040
Oil & Gas Extraction (1.4%)
Total Capital SA, 144A
3.15%, due 08/08/2005	10,000	9,967
Personal Credit Institutions (3.0%)
General Electric Capital Corp. 3.09%, due 07/25/2005 3.15%, due 08/01/2005 3.29%, due 09/09/2005	14,900 5,800 200	14,869 5,784 199

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

6

PIMCO Total Return

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2005
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
Security & Commodity Brokers (2.7%)
IXIS Commercial Paper, 144A
3.16%, due 08/02/2005	$400	$399
3.17%, due 08/12/2005	18,500	18,432
Total Commercial Paper (cost: $174,197)		174,197
SHORT-TERM OBLIGATIONS (0.9%)
Repurchase Agreements (0.9%)
Credit Suisse First Boston Corp. 2.70% Repurchase Agreement dated 06/30/2005 to be repurchased at $6,000 on 07/01/2005 (m)	6,000	6,000
Total Short-Term Obligations (cost: $6,000)		6,000
	Contracts (n)	Value
PURCHASED OPTIONS (0.0%)
Put Options (0.0%)
90-Day Eurodollar Futures	32	$– (c)
Put Strike $95.75
Expires 09/19/2005
90-Day Eurodollar Futures Put Strike $95.38 Expires 09/19/2005	118	1
90-Day Eurodollar Futures Put Strike $93.75 Expires 12/19/2005	401	2
90-Day Eurodollar Futures Put Strike $94.25 Expires 12/19/2005	327	2
Total Purchased Options (cost: $8)		5
	Principal	Value
SECURITY LENDING COLLATERAL (1.4%)
Debt (1.2%)
Bank Notes (0.1%)
Bank of America
3.27%, due 07/18/2005 (b)	$93	$93
3.27%, due 08/30/2005 (b)	109	109
Bear Stearns & Co. 3.57%, due 09/08/2005 (b) 3.57%, due 12/06/2005 (b)	140 47	140 47
Credit Suisse First Boston Corp. 3.15%, due 09/09/2005 (b) 3.44%, due 03/10/2006 (b)	47 47	47 47
Certificates Of Deposit (0.0%)
Canadian Imperial Bank of Commerce 3.40%, due 11/04/2005 (b) 3.41%, due 05/18/2006 (b)	51 117	51 117

	Principal	Value
Commercial Paper (0.2%)
Compass Securitization–144A
3.27%, due 07/22/2005	$81	$81
Fairway Finance Corp.–144A 3.27%, due 07/28/2005	117	117
General Electric Capital Corp. 3.25%, due 07/08/2005	138	138
Grampian Funding LLC–144A 3.28%, due 07/13/2005	93	93
Greyhawk Funding LLC–144A 3.31%, due 08/09/2005	117	117
Jupiter Securitization Corp.–144A 3.28%, due 08/02/2005	232	232
Morgan Stanley Dean Witter & Co. 3.52%, due 12/07/2005 (b) 3.51%, due 12/09/2005 (b)	303 294	303 294
Park Avenue Receivables Corp.–144A 3.23%, due 07/20/2005	51	51
Preferred Receivables Corp.–144A 3.28%, due 07/08/2005	133	133
Ranger Funding Co LLC–144A 3.26%, due 07/07/2005	47	47
Euro Dollar Overnight (0.1%)
Bank of Montreal 3.01%, due 07/01/2005	215	215
BNP Paribas 3.00%, due 07/01/2005	127	127
Calyon 3.09%, due 07/01/2005 3.31%, due 07/01/2005	112 117	112 117
Fortis Bank 3.11%, due 07/05/2005 3.27%, due 07/07/2005	16 117	16 117
National Australia Bank 3.38%, due 07/01/2005 3.26%, due 07/06/2005	233 21	233 21
Rabobank Nederland 3.35%, due 07/01/2005	117	117
Euro Dollar Terms (0.4%)
ABN Amro Bank NV 3.25%, due 08/05/2005	93	93
Bank of Nova Scotia 3.11%, due 07/11/2005 3.16%, due 07/15/2005	163 117	163 117
Barclays 3.16%, due 07/14/2005 3.25%, due 07/27/2005	70 140	70 140

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

7

PIMCO Total Return

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2005
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
Euro Dollar Terms (continued)
Citigroup
3.09%, due 07/22/2005	$84	$84
Dexia Group 3.21%, due 07/20/2005 3.24%, due 07/21/2005	93 73	93 73
First Tennessee National Corp. 3.22%, due 08/09/2005	23	23
Fortis Bank 3.25%, due 08/04/2005	2	2
HBOS Halifax Bank of Scotland 3.15%, due 08/08/2005	47	47
Nordea Bank Finland PLC (NY Branch) 3.24%, due 08/03/2005	93	93
Rabobank Nederland 3.25%, due 08/08/2005	117	117
Royal Bank of Canada 3.25%, due 08/05/2005	112	112
Royal Bank of Scotland 3.29%, due 07/12/2005 3.25%, due 08/04/2005 3.31%, due 08/09/2005	350 93 145	350 93 145
Societe Generale 3.28%, due 08/01/2005	228	228
The Bank of the West 3.27%, due 07/27/2005	15	15
Toronto Dominion Bank 3.25%, due 08/02/2005	140	140
Wells Fargo & Co. 3.27%, due 07/21/2005 3.27%, due 08/01/2005	189 163	189 163
Promissory Notes (0.0%)
Goldman Sachs Group Inc. 3.32%, due 12/28/2005	19	19
Repurchase Agreements (0.4%) (e)
Credit Suisse First Boston Corp. 3.48% Repurchase Agreement dated 06/30/2005 to be repurchased at $575 on 07/01/2005	575	575
Goldman Sachs Group, Inc. (The) 3.48% Repurchase Agreement dated 06/30/2005 to be repurchased at $1,147 on 07/01/2005	1,147	1,147
Lehman Brothers, Inc. 3.48% Repurchase Agreement dated 06/30/2005 to be repurchased at $47 on 07/01/2005	47	47

	Principal	Value
Repurchase Agreements (continued)
Merrill Lynch & Co.
3.48% Repurchase Agreement dated
06/30/2005 to be repurchased at $509
on 07/01/2005	$509	$509
Morgan Stanley Dean Witter & Co. 3.54% Repurchase Agreement dated 06/30/2005 to be repurchased at $350 on 07/01/2005	350	350
	Shares	Value
Investment Companies (0.2%)
Money Market Funds (0.2%)
American Beacon Funds 1-day yield of 3.18%	124,851	$125
Barclays Global Investors Institutional Money Market Fund 1-day yield of 3.25%	511,829	512
Goldman Sachs Financial Square Prime Obligations Fund 1-day yield of 3.08%	7,583	7
Merrimac Cash Fund, Premium Class 1-day yield of 3.04% (h)	479,042	479
Total Security Lending Collateral (cost: $9,652)		9,652
Total Investment Securities (cost: $775,423)		$782,503
	Contracts (n)	Value
WRITTEN OPTIONS (0.1%)
Covered Call Options (0.1%)
U.S. 10 Year Treasury Note Futures	185	$(344)
Call Strike $112.00
Expires 08/26/2005
U.S. 10 Year Treasury Note Futures Call Strike $116.00 Expires 08/26/2005	269	(38)
Put Options (0.0%)
U.S. 10 Year Treasury Note Futures Put Strike $111.00 Expires 08/26/2005	269	(54)
U.S. 10 Year Treasury Note Futures Put Strike $107.00 Expires 08/26/2005	185	(3)
Total Written Options (cost: -$297)		(439)
SUMMARY:
Investments, at Value	111.8%	782,503
Written Options	(0.1)%	(439)
Liabilities in excess of other assets	(11.7)%	(82,643)
Net Assets	100.0%	$699,421

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

8

PIMCO Total Return

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2005
(all amounts except share amounts in thousands)
(unaudited)

SWAP AGREEMENTS:
	Expiration Date	Notional Amount	Net Unrealized Appreciation (Depreciation)
Receive a fixed rate equal to 0.77% and the Fund will pay to the counterparty at par in the event of default of Russian Federation Government Bond, 5.00%, due 03/31/2030. Counterparty: JP Morgan Chase	05/20/2007	$400	$1
Receive a floating rate based on 3-month United States Dollar – LIBOR (London Interbank Offer Rate) and pay a fixed rate equal to 5.00%. Counterparty: Goldman Sachs Capital Markets, LP	12/15/2015	12,300	(32)
Receive a fixed rate equal to 0.61% and the Fund will pay to the counterparty at par in the event of default of Russian Federation Government Bond, 5.00%, due 03/31/2030. Counterparty: Goldman Sachs International	03/20/2007	1,775	–	(c)
Receive a fixed rate equal to 0.55% and the Fund will pay to the counterparty at par in the event of default of Russian Federation Government Bond, 5.00%, due 03/31/2030. Counterparty: Credit Suisse First Boston	09/07/2005	900	–	(c)
Receive a fixed rate equal to 0.70% and the Fund will pay to the counterparty at par in the event of default of Russian Federation Government Bond, 5.00%, due 3/31/2030. Counterparty: Goldman Sachs International	03/20/2007	725	1
Receive a fixed rate equal to 0.90% and the Fund will pay to the Counterparty, in the event of default on any of the securities in the DJ CDX HVOL.4 Index, the remaining interest payments on those defaulted securities. Counterparty: Morgan Stanley Capital Services, Inc.	06/20/2010	6,500	20

	Expiration Date	Notional Amount	Net Unrealized Appreciation (Depreciation)
Receive a fixed rate equal to 3.20% and the Fund will pay to the counterparty at par in the event of default of General Motors Acceptance Corp., 6.875%, due 8/28/2012 Counterparty: Lehman Securities, Inc.	06/20/2007	$1,200	$6
Receive a fixed rate equal to 0.58% and the Fund will pay to the counterparty at par in the event of default of Russian Federation Government Bond, 5.00%, due 03/31/2030. Counterparty: Morgan Stanley Capital Services, Inc.	06/20/2006	1,000	1
Receive a fixed rate equal to 2.80% and the Fund will pay to the counterparty at par in the event of default of General Motors Acceptance Corp., 6.875%, due 08/28/2012. Counterparty: JP Morgan Chase	06/20/2006	3,200	31
Receive a floating rate based on 6-month Japanese Yen – LIBOR (London Interbank Offered Rate) and pay a fixed rate equal to 2.00%. Counterparty: UBS AG	06/15/2005	250,000	(164)
Receive a floating rate based on 6-month Japanese Yen – LIBOR (London Interbank Offered Rate) and pay a fixed rate equal to 2.00%. Counterparty: Goldman Sachs Capital Markets	06/15/2005	130,000	(85)
Receive a floating rate based on 6-month Japanese Yen – LIBOR (London Interbank Offered Rate) and pay a fixed rate equal to 2.00%. Counterparty: Morgan Stanley Capital Services, Inc.	06/15/2005	390,000	(225)
Receive a fixed rate equal to 6.00% and pay a floating rate based on 6-month EURIBOR (Euro Interbank Offered Rate). Counterparty: JP Morgan Chase	06/18/2014	5,000	817

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

9

PIMCO Total Return

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2005
(all amounts except share amounts in thousands)
(unaudited)

	Expiration Date	Notional Amount	Net Unrealized Appreciation (Depreciation)
Receive a floating rate based on 6-month Great British Pound – LIBOR (London Interbank Offered Rate) and pay a fixed rate equal to 5.00%. Counterparty: Barclays PLC	06/18/2014	$1,600	$(124)
Receive a floating rate based on 6-month Great British Pound-LIBOR (London Interbank Offered Rate) and pay a fixed rate equal to 5.00%. Counterparty: UBS AG	06/18/2014	1,500	(105)
Total Swap Agreements (premium -$638)		$806,100	$142
FUTURES CONTRACTS:

	Contracts	Settlement Date	Amount	Net Unrealized Appreciation (Depreciation)
10 Year Japan Government Bond	8	09/20/2005	$10,193	$69
10 Year U.S. Treasury Note	(106)	09/30/2005	(12,028)	(99)
2 Year U.S. Treasury Note	513	09/26/2005	106,544	(66)
Euro Dollar	771	09/19/2005	185,329	(1,695)
Euro Dollar	337	12/19/2005	80,905	(208)
U.S. Treasury Bond	647	09/30/2005	76,831	449
			$447,774	$(1,550)
FORWARD FOREIGN CURRENCY CONTRACTS:
Currency	Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
Euro Dollar	5,646	07/26/2005	$6,828	$14
Euro Dollar	(31,976)	07/26/2005	(38,729)	(18)
Japanese Yen	465,000	07/05/2005	4,199	(3)
Japanese Yen	419,173	07/13/2005	3,938	(153)
Japanese Yen	(465,000)	07/13/2005	(4,202)	3
			$(27,966)	$(157)

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

10

PIMCO Total Return

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2005
(all amounts except share amounts in thousands)
(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

(a)  At June 30, 2005, all or a portion of this security is on loan (see Note 1). The value at June 30, 2005, of all securities on loan is $9,448.

(b)  Floating or variable rate note. Rate is listed as of June 30, 2005.

(c)  Amount rounds to less than $1.

(d)  Securities are stepbonds. Russian Federation has a coupon rate of 5.00% until 03/31/2007, thereafter the coupon rate will become 7.50%.

(e)  Cash collateral for the Repurchase Agreements, valued at $2,680, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00%–10.325% and 9/15/2005–12/31/2049, respectively.

(f)  Rabobank Capital Funding II, 144A has a fixed coupon rate 5.26% until 12/31/2013, thereafter the coupon rate will reset quarterly at the 3-month US$ LIBOR + 162.75BP, if not called.

(g)  Rabobank Capital Funding Trust, 144A has a fixed coupon rate 5.25% until 12/31/2016, thereafter the coupon rate will reset quarterly at the 3-month US$ LIBOR + 159BP, if not called.

(h)  Regulated investment company advised by Investors Bank and Trust Co. ("IBT"). IBT is also the accounting, custody and lending agent for the Fund.

(i)  HSBC Capital Funding LP 144A has a fixed coupon rate 10.18% until 06/30/2030, thereafter the coupon rate will reset quarterly at the 3-month US$ LIBOR + 498BP, if not called.

(j)  Securities are stepbonds. Coupon steps up or down by 25 BP for each rating upgrade or downgrade by Standard and Poor's or Moody's for each notch below A-/A3.

(k)  At June 30, 2005, all or a portion of this security is segregated with the custodian to cover margin requirements for open futures contracts. The value of all securities segregated at June 30, 2005 is $2,039.

(l)  At June 30, 2005, all or a portion of this security is segregated with the custodian to cover margin requirements for open option contracts. The value of all securities segregated at June 30, 2005 is $735.

(m)  At June 30, 2005, repurchase agreements excluding collateral for securities on loan are collateralized by $6,000 U.S. Treasury Note (6.50%, due 02/15/2010) with a market value and accrued interest of $6,001.

(n)  Contract amounts are not in thousands.

(o)  Securities valued as determined in good faith in accordance with procedure established by the Fund's Board of Trustees.

(p)  Security is deemed to be illiquid.

DEFINITIONS:

144A  144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2005, these securities aggregated $50,739 or 7.3% of the net assets of the Fund.

EUR  Euro Dollar

JPY  Japanese Yen

TBA  Mortgage-backed securities traded under delayed delivery commitments. Income on TBAs is not earned until settlement date.

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

11

PIMCO Total Return

STATEMENT OF ASSETS AND LIABILITIES
At June 30, 2005
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
Investment securities, at value (cost: $775,423) (including securities loaned of $9,448)	$782,503
Cash	3,718
Foreign cash (cost: $2,093)	2,022
Receivables:
Investment securities sold	76,127
Shares sold	501
Interest	4,065
Variation margin	317
Unrealized appreciation on forward foreign currency contracts	17
869,270
Liabilities:
Investment securities purchased	158,261
Accounts payable and accrued liabilities:
Shares redeemed	402
Management and advisory fees	381
Service fees	4
Payable for collateral for securities on loan	9,652
Unrealized depreciation on forward foreign currency contracts	174
Written options (premiums $297)	439
Swap agreements at value (premium - $638)	496
Other	40
169,849
Net Assets	$699,421
Net Assets Consist of:
Capital stock, 100,000 shares authorized ($.01 par value)	$614
Additional paid-in capital	646,869
Undistributed net investment income (loss)	22,141
Undistributed net realized gain (loss) from investment securities, futures contracts, written options, swaps and foreign currency transactions	24,524
Net unrealized appreciation (depreciation) on:
Investment securities	7,080
Futures contracts	(1,550)
Written option contracts	(142)
Swap agreements	142
Translation of assets and liabilites denominated in foreign currencies	(257)
Net Assets	$699,421
Net Assets by Class:
Initial Class	$679,018
Service Class	20,403
Shares Outstanding:
Initial Class	59,640
Service Class	1,788
Net Asset Value and Offering Price Per Share:
Initial Class	$11.39
Service Class	11.41

STATEMENT OF OPERATIONS
For the period ended June 30, 2005
(all amounts in thousands)
(unaudited)

Investment Income:
Interest	$11,848
Income from loaned securities–net	17
11,865
Expenses:
Management and advisory fees	2,194
Printing and shareholder reports	29
Custody fees	74
Administration fees	65
Legal fees	3
Audit fees	9
Trustees fees	12
Other	3
Service fees:
Service Class	21
Total expenses	2,410
Net Investment Income (Loss)	9,455
Net Realized Gain (Loss) from:
Investment securities	4,236
Futures contracts	1,792
Written option and swaption contracts	936
Swap agreements	(183)
Foreign currency transactions	2,177
8,958
Net Increase (Decrease) in Unrealized Appreciation (Depreciation) on:
Investment securities	(974)
Futures contracts	(782)
Written option contracts	(605)
Swap agreements	(84)
Translation of assets and liabilities denominated in foreign currencies	(116)
(2,561)
Net Gain (Loss) on Investment Securities, Futures Contracts, Written Options, Swaps and Foreign Currency Transactions	6,397
Net Increase (Decrease) in Net Assets Resulting from Operations	$15,852

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

12

PIMCO Total Return

STATEMENTS OF CHANGES IN NET ASSETS
For the period or year ended
(all amounts in thousands)

	June 30, 2005 (unaudited)	December 31, 2004
Increase (Decrease) in Net Assets From:
Operations:
Net investment income (loss)	$9,455	$11,855
Net realized gain (loss) from investment securities, futures contracts, written option, swaptions swaps, and foreign currency transactions	8,958	17,947
Net unrealized appreciation (depreciation) on investment securities, futures contracts, written options, swaps and foreign currency translation	(2,561)	(1,157)
	15,852	28,645
Distributions to Shareholders:
From net investment income:
Initial Class	–	(10,888)
Service Class	–	(142)
	–	(11,030)
From net realized gains:
Initial Class	–	(10,662)
Service Class	–	(166)
	–	(10,828)
Capital Share Transactions:
Proceeds from shares sold:
Initial Class	63,037	294,003
Service Class	7,185	12,244
	70,222	306,247
Dividends and distributions reinvested:
Initial Class	–	21,550
Service Class	–	308
	–	21,858
Cost of shares redeemed:
Initial Class	(32,951)	(241,245)
Service Class	(1,785)	(1,102)
	(34,736)	(242,347)
	35,486	85,758
Net increase (decrease) in net assets	51,338	92,545
Net Assets:
Beginning of period	648,083	555,538
End of period	$699,421	$648,083
Undistributed Net Investment Income (Loss)	$22,141	$12,686

	June 30, 2005 (unaudited)	December 31, 2004
Share Activity:
Shares issued:
Initial Class	5,623	26,537
Service Class	639	1,103
	6,262	27,640
Shares issued–reinvested from distributions:
Initial Class	–	1,981
Service Class	–	28
	–	2,009
Shares redeemed:
Initial Class	(2,949)	(21,864)
Service Class	(159)	(99)
	(3,108)	(21,963)
Net increase (decrease) in shares outstanding:
Initial Class	2,674	6,654
Service Class	480	1,032
	3,154	7,686

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

13

PIMCO Total Return

FINANCIAL HIGHLIGHTS
(unaudited for the period ended June 30, 2005)

		For a share outstanding throughout each period (a)
		Net Asset	Investment Operations			Distributions			Net Asset
	For the Period Ended (b)	Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total Operations	From Net Investment Income	From Net Realized Gains	Total Distributions	Value, End of Period
Initial Class	6/30/2005	$11.12	$0.16	$0.11	$0.27	$–	$–	$–	$11.39
	12/31/2004	10.98	0.19	0.29	0.48	(0.17)	(0.17)	(0.34)	11.12
	12/31/2003	10.62	0.22	0.29	0.51	(0.06)	(0.09)	(0.15)	10.98
	12/31/2002	10.00	0.20	0.42	0.62	–	–	–	10.62
Service Class	6/30/2005	11.16	0.15	0.10	0.25	–	–	–	11.41
	12/31/2004	11.02	0.17	0.29	0.46	(0.15)	(0.17)	(0.32)	11.16
	12/31/2003	10.89	0.12	0.11	0.23	(0.01)	(0.09)	(0.10)	11.02

			Ratios/Supplemental Data
	For the Period	Total	Net Assets, End of Period	Ratio of Expenses to Average Net Assets (f)		Net Investment Income (Loss) to Average	Portfolio Turnover
	Ended (b)	Return (c)(g)	(000's)	Net (d)	Total (e)	Net Assets (f)	Rate (g)
Initial Class	6/30/2005	2.43%	$679,018	0.73%	0.73%	2.89%	276%
	12/31/2004	4.50	633,493	0.75	0.75	1.75	393
	12/31/2003	4.90	552,494	0.75	0.75	2.06	430
	12/31/2002	6.20	385,405	0.78	0.78	2.86	302
Service Class	6/30/2005	2.24	20,403	0.98	0.98	2.68	276
	12/31/2004	4.22	14,590	1.01	1.01	1.54	393
	12/31/2003	2.14	3,044	0.99	0.99	1.67	430

NOTES TO FINANCIAL HIGHLIGHTS

(a)  Per share information is calculated based on average number of shares outstanding.

(b)  PIMCO Total Return (the "Fund") share classes commenced operations as follows:

Initial Class – May 1, 2002
Service Class – May 1, 2003

(c)  Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.

(d)  Ratio of Net Expenses to Average Net Assets is net of fee waivers and reimbursements by the investment adviser, if any (see note 2).

(e)  Ratio of Total Expenses to Average Net Assets includes all expenses before fee waivers and reimbursements by the investment adviser.

(f)  Annualized.

(g)  Not annualized for periods of less than one year.

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

14

PIMCO Total Return

NOTES TO FINANCIAL STATEMENTS
At June 30, 2005
(all amounts in thousands)
(unaudited)

NOTE 1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The AEGON/Transamerica Series Trust ("ATST") is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. ATST serves as a funding vehicle for variable life insurance, variable annuity and group annuity products. PIMCO Total Return ("the Fund"), part of ATST, began operations on May 1, 2002.

Effective May 1, 2005, AEGON/Transamerica Series Fund, Inc. changed its name to AEGON/Transamerica Series Trust.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties, which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

See the Prospectus and Statement of Additional Information for a description of the Fund's investment objective.

In preparing the Fund's financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP"), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following policies were consistently followed by the Fund, in accordance with GAAP.

Multiple class operations and expenses: The Fund currently offers two classes of shares, an Initial Class and a Service Class. Income, non-class specific expenses and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

Pricing of shares: The Fund prices its shares on the basis of the net asset value of each class of shares of the Fund, which is determined as of the close of the New York Stock Exchange ("NYSE") (generally 4:00 p.m. Eastern Time) on each day on which the NYSE is open for trading.

Security valuations: Fund investments traded on an exchange are valued at the closing price on the day of valuation on the exchange where the security is principally traded. With respect to securities traded on the NASDAQ/NMS, such closing price may be the last reported sales price or the NASDAQ official closing price.

Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last quoted bid price.

Debt securities are valued by independent pricing services at the last quoted bid price; however, those that mature in sixty days or less are valued at amortized cost, which approximates market.

Investment company securities are valued at net asset value of the underlying portfolio.

Foreign securities generally are valued based on quotations from the primary market in which they are traded and are translated from the local currency into U.S. dollars using closing exchange rates. Many foreign securities markets are open for trading at times when the U.S. markets are closed for trading, and many foreign securities markets close for trading before the close of the NYSE. The value of foreign securities may be affected significantly on a day that the NYSE is closed and an investor is unable to purchase or redeem shares. If a significant market event impacting the value of a portfolio security (e.g., natural disaster, company announcement, market volatility) occurs subsequent to the close of trading in the security, but prior to the calculation of the Fund's net asset value per share, market quotations for that security may be determined to be unreliable and, accordingly, not "readily available." If market quotations are not readily available, and the impact of such a significant market event materially effects the net asset value per share of the Fund, an affected portfolio security will be valued at fair market value as determined in good faith using guidelines adopted by the Board of Trustees of the Fund, under the supervision of the Fund's Valuation Committee. Factors that may be considered to value foreign securities at fair market value may include, among others: the value of other securities traded on other markets, foreign currency exchange activity and the trading of financial products tied to foreign securities.

Other securities for which quotations are not readily available are valued at fair market value as determined in good faith using guidelines adopted by the Board of Trustees, under the supervision of the Fund's Valuation Committee. These guidelines may include: the type of security; any restrictions on its resale; financial or business news of the issuer; similar or related securities that are actively trading; related corporate actions; and other significant events occurring after the close of trading in the security.

Cash: The Fund may leave cash overnight in its cash account with the custodian, Investors Bank & Trust Company ("IBT"). IBT has been contracted on behalf of the Fund to invest the excess cash into a savings account, which at June 30, 2005, was paying an interest rate of 2.02%.

Throughout the six months, the Fund may have a cash overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

15

PIMCO Total Return

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2005
(all amounts in thousands)
(unaudited)

NOTE 1.–(continued)

Repurchase agreements: The Fund is authorized to enter into repurchase agreements. The Fund, through IBT, receives delivery of the underlying securities, the value of which at the time of purchase is required to be an amount equal to at least 100% of the resale price. Repurchase agreements involve the risk that the seller will fail to repurchase the security, as agreed. In that case, the Fund will bear the risk of value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Securities lending: The Fund may lend securities to enhance fund earnings from investing cash collateral in making such loans to qualified borrowers (typically broker/dealers). The Fund has engaged its custodian bank, IBT, as a lending agent to administer its securities lending program. IBT earned $7 of program income for its services. When the Fund makes a security loan, it receives cash collateral as protection against the risk that the borrower will default on the loan, and records an asset for the cash invested collateral and a liability for the return of the collateral.

Loans of securities are required to be secured by collateral at least equal to 102% of the value of the securities at inception of the loan, and not less then 100% thereafter. The Fund may invest cash collateral in short-term money market instruments including: U.S. Treasury Bills, U.S. agency obligations, commercial paper, money market mutual funds, repurchase agreements and other highly rated, liquid investments. During the life of securities loans, the collateral and securities loaned remain subject to fluctuation in value. IBT marks to market securities loaned and the collateral each business day. If additional collateral is due (at least $1), IBT collects additional cash collateral from the borrowers. Although securities loaned will be fully collateralized at all times, IBT may experience delays in, or may be prevented from, recovering the collateral on behalf of the Fund. The Fund may recall a loaned security position at any time from the borrower through IBT. In the event the borrower fails to timely return a recalled security, IBT may indemnify the Fund by purchasing replacement securities for the Fund at its own expense and claiming the collateral to fund such a purchase. IBT absorbs the loss if the collateral value is not sufficient to cover the cost of the replacement securities. If replacement securities are not available, IBT will credit the equivalent cash value to the Fund.

While a security is on loan, the Fund does not have the right to vote that security. However, if time permits, the Fund will attempt to recall a security on loan and vote the proxy.

Income from securities lending is included in the Statement of Operations. The amount of collateral and value of securities on loan are included in the Statement of Assets and Liabilities as well as in the Schedule of Investments.

TBA purchase commitments: The Fund may enter into "TBA" (to be announced) purchase commitments to purchase securities for a fixed price at a future date, typically not to exceed 45 days. TBA purchase commitments are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date, in addition to the risk of decline in the value of the Fund's other assets. Unsettled TBA purchase commitments are valued at the current value of the underlying securities, according to the procedures described under Security Valuations. TBA purchase commitments are included in the Schedule of Investments.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Foreign currency denominated investments: The accounting records of the Fund are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the closing exchange rate each day. The cost of foreign securities is translated at the exchange rate in effect when the investment was acquired. The Fund combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include: 1) foreign currency fluctuations between trade date and settlement date of investment security transactions; 2) gains and losses on forward foreign currency contracts; and 3) the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions, including unanticipated movements in exchange currency rates, the degree of government supervision and regulation of security markets, and the possibility of political or economic instability.

Foreign capital gains taxes: The Fund may be subject to taxes imposed by countries in which it invests, with respect to its investment in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Fund accrues such taxes when the related income or capital gains are earned. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

16

PIMCO Total Return

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2005
(all amounts in thousands)
(unaudited)

NOTE 1.–(continued)

Forward foreign currency contracts: The Fund may enter into forward foreign currency contracts to hedge against exchange rate risk arising from investments in securities denominated in foreign currencies. Contracts are valued at the contractual forward rate and are marked to market daily, with the change in value recorded as an unrealized gain or loss. When the contracts are closed a realized gain or loss is incurred. Risks may arise from changes in market value of the underlying currencies and from the possible inability of counterparties to meet the terms of their contracts.

Swap agreements: The Fund may invest in swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into interest rate and credit default swap agreements to manage its exposure to interest rates and credit risk. Interest rate swap agreements involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. In a credit default swap, one party makes a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate issues or sovereign issues of an emerging country, on its obligation. The Fund may use credit default swaps to provide a measure of protection against defaults of sovereign issuers (i.e., to reduce risk where the Fund owns or has exposure to the sovereign issuer) or to take an active long or short position with respect to the likelihood of a particular issuer's default.

Swaps are marked to market daily based upon quotations from market makers and vendors and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss in the Statement of Operations. Net periodic payments are included as part of realized gain or loss on the Statement of Operations.

Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, and that there may be unfavorable changes in interest rates.

Futures, options and swaptions contracts: The Fund may enter into futures and/or options contracts to manage exposure to market, interest rate or currency fluctuations. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Option contracts are valued at the average of the bid and ask ("Mean Quote") established each day at the close of the board of trade or exchange on which they are traded. The primary risks associated with futures contracts and options are imperfect correlation between the change in value of the securities held and the prices of futures contracts and options; the possibility of an illiquid market and inability of the counterparty to meet the contract terms. When the Fund writes a covered call or put option, an amount equal to the premium received by the Fund is included in the Fund's Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written.

The Fund is authorized to write swaption contracts to manage exposure to fluctuations in interest rates and to enhance fund yield. Swaption contracts written by the Fund represents an option that gives the purchaser the right, but not the obligation, to enter into a previously agreed upon swap contract on a future date. If a written call option is exercised, the writer will enter a swap and is obligated to pay the fixed rate and receive a fixed rate in exchange. Swaptions are marked-to-market daily based upon quotations from market makers.

When the Fund writes a swaption, the premium received is recorded as a liability and is subsequently adjusted to the current value of the swaption. Changes in the value of the swaption are reported as Unrealized gains or losses in written options in the Statement of Assets and Liabilities. Gain or loss is recognized when the swaption contract expires or is closed. Premiums received from writing swaptions that expire or are exercised are treated by the Fund as realized gains from written options. The difference between the premium and the amount paid on affecting a closing purchase transaction is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase, as a realized loss.

Entering into a swaption contract involves, to varying degrees, the elements of credit, market and interest rate risk in excess of the amounts reported in the Statement of Assets and Liabilities, associated with both option contracts and swap contracts. To reduce credit risk from potential counterparty default, the Fund enters into swaption contracts with counterparties whose creditworthiness has been approved by the Board of Trustees. The Fund bears the market risk arising from any changes in index values or interest rates.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

17

PIMCO Total Return

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2005
(all amounts in thousands)
(unaudited)

NOTE 1.–(continued)

Transactions in written options were as follows:

	Premium	Contracts*
Beginning Balance December 31, 2004	$178	376
Sales	662	2,442
Closing Buys	(365)	(1,534)
Expirations	(178)	(376)
Exercised	–	–
Balance at June 30, 2005	$297	908

*  Contracts not in thousands

Transactions in swaptions were as follows:

	Premium	Notional Amount
Beginning Balance December 31, 2004	$393	50,200
Sales	–	–
Closing Buys	–	–
Expirations	(393)	(50,200)
Exercised	–	–
Balance at June 30, 2005	$–	–

Dividend distributions: Dividends and capital gains distributions are typically declared and reinvested annually and are generally paid and reinvested on the business day following the ex-date.

NOTE 2.  RELATED PARTY TRANSACTIONS

Transamerica Fund Advisors, Inc. ("TFAI") is the Fund's investment adviser. Transamerica Fund Services, Inc. ("TFS") is the Fund's administrator and transfer agent. AFSG Securities Corp. ("AFSG") is the Fund's distributor. AFSG is 100% owned by AUSA Holding Company ("AUSA"). TFAI is a directly owned subsidiary of Western Reserve Life Assurance Co. of Ohio ("WRL") (78%) and AUSA (22%). TFS is a wholly owned subsidiary of WRL (50%) and AUSA (50%). AUSA and WRL are wholly owned indirect subsidiaries of AEGON, NV, a Netherlands corporation.

Effective January 1, 2005 AEGON/Transamerica Fund Advisors, Inc. ("ATFA") was renamed Transamerica Fund Advisors, Inc. ("TFAI"); AEGON/Transamerica Fund Services, Inc. ("ATFS") and AEGON/Transamerica Investor Services, Inc. ("ATIS") merged into one entity and was renamed Transamerica Fund Services, Inc. ("TFS").

Certain officers and trustees of the Fund are also officers and/or trustees of TFAI, TFS, AFSG and WRL. No affiliated officer or trustee receives any compensation directly from the Fund.

The following schedule reflects the percentage of fund assets owned by affiliated mutual funds (i.e. through the asset allocation funds).

	Net Assets	% of Net Assets
Asset Allocation–Conservative Portfolio	$65,227	9.33%
Asset Allocation–Moderate Growth Portfolio	77,649	11.10%
Asset Allocation–Moderate Portfolio	129,290	18.49%
Select + Conservative	1,685	0.24%
Select + Growth & Income	1,511	0.22%
Total	$275,362	39.38%

Investment advisory fee: The Fund pays management fees to TFAI based on average daily net assets ("ANA") at the following breakpoints:

0.70% of the first $250 million of ANA
0.65% of the next $500 million of ANA
0.60% of ANA over $750 million

TFAI has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

1.20% Expense Limit

If total fund expenses fall below the annual expense limitation agreement agreed to by the adviser within the succeeding three years, the Fund may be required to pay that adviser a portion or all of the waived advisory fees.

There are no amounts available for recapture at June 30, 2005.

Distribution and service fees: The Fund adopted a distribution plan ("Distribution Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. Pursuant to the Distribution Plan, ATST entered into a Distribution Agreement with AFSG effective May 1, 1999.

Under the Distribution Plan and Distribution Agreement on the Initial Class shares, AFSG, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund's shares, amounts equal to actual expenses associated with distributing the shares.

The Distribution Plan on the Service Class shares requires ATST to pay distribution fees to AFSG as compensation for its activities, not as reimbursement for specific expenses. The fee on the Service Class is paid to the insurance companies for providing services and account

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

18

PIMCO Total Return

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2005
(all amounts in thousands)
(unaudited)

NOTE 2.–(continued)

maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Fund is authorized under the 12b-1 plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%

AFSG has determined that it will not seek payment by the Fund of the distribution expenses incurred with respect to the Initial Class shares before April 30, 2006. Prior to AFSG seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Fund will pay fees relating to Service Class shares.

Administrative services: The Fund has entered into an agreement with TFS for financial and legal fund administration services, which includes such items as compliance, expenses, financial statements and other reporting, distributions, tax returns, prospectus preparation, board of trustees meeting support, transfer agency and other legal matters. The Fund pays TFS an annual fee of 0.02% of average net assets. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.

Deferred compensation plan: Each eligible Fund Trustee may elect participation in the Deferred Compensation Plan for Trustees of ATST ("the Plan"). Under the Plan, such Trustees may defer payment of a percentage of their total fees earned as a Fund Trustee. These deferred amounts may be invested in any portfolio of Transamerica IDEX Mutual Funds, an affiliate of the Fund. At June 30, 2005, the value of invested plan amount was $32. Invested plan amounts and the total liability for deferred compensation to the Trustees under the Plan at June 30, 2005, are included in Net Assets in the accompanying Statement of Assets and Liabilities.

NOTE 3.  INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the six months ended June 30, 2005, were as follows:

Purchases of securities:
Long-Term excluding U.S. Government	$100,339
U.S. Government	1,246,150
Proceeds from maturities and sales of securities:
Long-Term excluding U.S. Government	113,939
U.S. Government	1,072,146

NOTE 4.  FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, wash sales, foreign currency transactions, net operating losses and capital loss carryforwards.

The aggregate cost of investments and composition of unrealized appreciation (depreciation) for federal income tax purposes as of June 30, 2005, are as follows:

Federal Tax Cost Basis	$775,442
Unrealized Appreciation	$8,758
Unrealized (Depreciation)	(1,697)
Net Unrealized Appreciation (Depreciation)	$7,061

NOTE 5.  REGULATORY PROCEEDINGS

There continues to be significant federal and state regulatory activity relating to financial services companies, particularly mutual fund companies and their investment advisers. As part of an ongoing investigation regarding potential market timing, recordkeeping and trading compliance issues and matters affecting the Fund's investment adviser, TFAI, and certain employees and affiliates of TFAI, the SEC staff has indicated that it is likely to take some action against TFAI and certain of its affiliates at the conclusion of the investigation. The potential timing and the scope of any such action is difficult to predict. Although the impact of any action brought against TFAI and/or its affiliates is difficult to assess at the present time, the Fund currently believes that the likelihood that any such action will have a material adverse impact on it is remote. It is important to note that the Fund is not aware of any allegation of wrongdoing against it and its board at the time this semiannual report is printed. Although it is not anticipated that these developments will have an adverse impact on the Fund, there can be no assurance at this time. TFAI and its affiliates are actively working with the SEC in regard to this matter; however, the exact resolution cannot be determined at this time. TFAI will take such actions that it deems necessary or appropriate to continue providing management services to the Fund and to bring all matters to an appropriate conclusion. TFAI and/or its affiliates, and not the Fund, will bear the costs regarding these regulatory matters.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

19

PIMCO Total Return

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS – REVIEW AND RENEWAL (unaudited)

At a meeting of the Board of Trustees of AEGON/Transamerica Series Trust ("ATST") held on October 6, 2004, the Board considered and approved the renewal for a one-year period of the Investment Advisory Agreement between PIMCO Total Return (the "Portfolio") and Transamerica Fund Advisors, Inc. ("TFAI") as well as the Investment Sub-Advisory Agreement of the Portfolio between TFAI and Pacific Investment Management Company LLC (the "Sub-Adviser"). In approving the renewal of these agreements, the Board concluded that the Investment Advisory and Investment Sub-Advisory Agreements enable shareholders of the Portfolio to obtain high quality services at a cost that is appropriate, reasonable, and in the best interests of shareholders based upon the following determinations, among others:

The nature, extent and quality of the advisory service to be provided. The Board considered the nature and quality of the services provided by TFAI and the Sub-Adviser to the Portfolio in the past, as well as the services anticipated to be provided in the future. The Board concluded that TFAI and the Sub-Adviser are capable of providing high quality services to the Portfolio, as indicated by TFAI's management capabilities demonstrated with respect to the Portfolio and other portfolios managed by TFAI, TFAI's management oversight process, the professional qualifications and experience of the Sub-Adviser's portfolio management team, and the Portfolio's competitive investment performance. The Board also concluded that TFAI and the Sub-Adviser would provide the same quality and quantity of investment management and related services as before, that these services are appropriate in scope and extent in light of the Portfolio's operations, the competitive landscape of the investment company business and investor needs, and that TFAI's and the Sub-Adviser's obligations will remain the same in all respects.

The investment performance of the Portfolio. The Board concluded, based in particular on information provided by Lipper Analytics, that the Portfolio's investment performance was competitive or superior relative to comparable portfolios over trailing one- and two-year periods and to the Portfolio's benchmark index over the past year. On the basis of the Trustees' assessment of the nature, extent and quality of investment advisory and related services to be provided or procured by TFAI and the Sub-Adviser, the Trustees concluded that TFAI and the Sub-Adviser were capable of generating a level of long-term investment performance that is appropriate in light of the Portfolio's investment objective, policies and strategies and competitive with many other investment companies.

The cost of advisory services provided and the level of profitability. On the basis of the Board's review of the fees to be charged by TFAI and the Sub-Adviser for investment advisory and related services, TFAI's financial statements, the fees paid by TFAI to the Sub-Adviser, TFAI's estimated net management income resulting from its management of the Portfolio, the estimated profitability of TFAI's relationships with the Portfolio and ATST, and the estimated profitability of the Sub-Adviser's relationship with the Portfolio, the Board concluded that the level of investment advisory fees and the profitability is appropriate in light of the services provided, the performance of the Portfolio, the management fees of comparable investment companies, and the anticipated profitability of the relationship between the Portfolio, TFAI and the Sub-Adviser. Further, on the basis of comparative information supplied by Lipper Analytics, the Board determined that the advisory fees and estimated overall expense ratio of the Portfolio were consistent with industry averages.

The extent to which economies of scale would be realized as the Portfolio grows and whether fee levels reflect these economies of scale for the benefit of Portfolio investors. The Trustees concluded that inclusion of asset-based breakpoints in the Portfolio's advisory fee schedule appropriately benefited investors by realizing economies of scale in the form of a lower advisory fee rate as the level of Portfolio assets increases. The Board also concluded that the advisory fees appropriately reflect the Portfolio's current size, the current economic environment for TFAI, and the competitive nature of the investment company market. In addition, the Board noted that it will have the opportunity to periodically re-examine whether the Portfolio has achieved economies of scale, as well as the appropriateness of advisory fees payable to TFAI and the Sub-Adviser, in the future.

Benefits (such as soft dollars) to TFAI or the Sub-Adviser from its relationship with the Portfolio. The Board concluded that other benefits derived by TFAI or the Sub-Adviser from its relationship with the Portfolio are reasonable and fair, and are consistent with industry practice and the best interests of the Portfolio and its shareholders. In this regard, the Board noted that neither TFAI nor the Sub-Adviser realizes "soft dollar" benefits from its relationship with the Portfolio.

Other considerations. The Board also determined that TFAI had made a substantial commitment to the recruitment and retention of high quality personnel, and maintained the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and its shareholders. The Trustees also concluded that TFAI had made a significant entrepreneurial commitment to the management and success of the Portfolio, reflected by TFAI's expense limitation and fee waiver arrangement with the Portfolio, which may result in TFAI waiving a substantial amount of advisory fees for the benefit of shareholders.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

20

PIMCO Total Return

SUPPLEMENTAL INFORMATION (unaudited)
RESULTS OF SHAREHOLDER PROXY

At a special meeting of shareholders held on April 19, 2005, the results of the Proposals were as follows:

PIMCO Total Return

Proposal 1:  Approval of an Agreement and Plan of Reorganization pursuant to which AEGON/Transamerica Series Fund, Inc. will reorganize as a Delaware statutory trust.

For	Against	Abstentions/Broker Non-Votes
34,024,291.756	1,151,053.816	1,893,771.799

Proposal 2:  Approval of changes to the fundamental investment restrictions of PIMCO Total Return as follows:

A. Diversification	For	Against	Abstentions/Broker Non-Votes
	35,609,254.901	1,459,862.470	0
B. Borrowing	For	Against	Abstentions/Broker Non-Votes
	35,530,805.666	1,538,311.705	0
C. Senior Securities	For	Against	Abstentions/Broker Non-Votes
	35,612,021.802	1,457,095.569	0
D. Underwriting Securities	For	Against	Abstentions/Broker Non-Votes
	35,599,844.607	1,469,272.764	0
E. Real Estate	For	Against	Abstentions/Broker Non-Votes
	35,601,015.242	1,468,102.129	0
F. Making Loans	For	Against	Abstentions/Broker Non-Votes
	35,412,893.057	1,656,224.314	0
G. Concentration	For	Against	Abstentions/Broker Non-Votes
	35,578,033.953	1,491,083.418	0
H. Commodities	For	Against	Abstentions/Broker Non-Votes
	35,496,461.113	1,572,656.258	0

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

21

Salomon All Cap

UNDERSTANDING YOUR FUND'S EXPENSES
(unaudited)

SHAREHOLDER EXPENSES

The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at January 1, 2005 and held for the entire period until June 30, 2005.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, note that the expenses shown in the table are meant to highlight your ongoing costs and do not reflect any transaction costs.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period (a)
Initial Class
Actual	$1,000.00	$979.60	0.85%	$4.17
Hypothetical (b)	1,000.00	1,020.58	0.85	4.26
Service Class
Actual	1,000.00	978.20	1.10	5.40
Hypothetical (b)	1,000.00	1,019.34	1.10	5.51

(a)  Expenses are calculated using each Fund's annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by number of days in the period (181 days), and divided by the number of days in the year (365 days).

(b)  5% return per year before expenses.

GRAPHICAL PRESENTATION OF SCHEDULE OF INVESTMENTS
By Sector
At June 30, 2005

This chart shows the percentage breakdown by sector of the Fund's total investment securities.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

1

Salomon All Cap

SCHEDULE OF INVESTMENTS
At June 30, 2005
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
COMMON STOCKS (97.0%)
Aerospace (1.2%)
Boeing Co. (The)	98,100	$6,475
Air Transportation (1.4%)
Southwest Airlines Co.	549,400	7,653
Amusement & Recreation Services (1.3%)
Disney (Walt) Co. (The)	271,500	6,836
Beverages (0.2%)
Molson Coors Brewing Co.–Class B	17,600	1,091
Business Services (1.0%)
Clear Channel Communications, Inc.	80,800	2,499
Interpublic Group of Cos., Inc. (a)	228,400	2,782
Chemicals & Allied Products (2.3%)
Dow Chemical Co. (The)	171,700	7,646
du Pont (E.I.) de Nemours & Co.	119,000	5,118
Commercial Banks (6.2%)
Bank of New York Co., Inc. (The)	148,000	4,259
JP Morgan Chase & Co.	257,800	9,105
MBNA Corp.	288,200	7,539
Mitsubishi Tokyo Financial Group, Inc.–ADR (b)	817,400	6,932
State Street Corp.	120,700	5,824
Communication (2.7%)
Comcast Corp.–Special Class A (a)	288,400	8,638
Viacom, Inc.–Class B	191,500	6,132
Communications Equipment (3.6%)
Lucent Technologies, Inc. (a)	2,299,700	6,692
Motorola, Inc.	405,700	7,408
Nokia Corp., ADR	333,000	5,541
Computer & Data Processing Services (3.3%)
Electronics for Imaging (a)	190,600	4,010
Micromuse, Inc. (a)	464,600	2,630
Microsoft Corp.	421,800	10,478
RealNetworks, Inc. (a)	140,800	700
Computer & Office Equipment (0.8%)
Cisco Systems, Inc. (a)	235,600	4,502
Diversified (1.0%)
Honeywell International, Inc.	150,000	5,494
Electronic Components & Accessories (5.7%)
Maxwell Technologies, Inc. (a)	84,800	1,034
Novellus Systems, Inc.	78,400	1,937
Solectron Corp. (a)	1,966,300	7,452
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	911,706	8,315
Texas Instruments, Inc.	260,000	7,298
Tyco International, Ltd.	180,800	5,279

	Shares	Value
Food & Kindred Products (1.0%)
Unilever PLC, Sponsored ADR (b)	145,000	$5,633
Food Stores (1.3%)
Safeway, Inc. (b)	320,500	7,240
Gas Production & Distribution (1.3%)
Dynegy, Inc.–Class A (a)	51,300	249
Williams Cos., Inc. (The)	359,900	6,838
Health Services (0.9%)
Enzo Biochemical, Inc. (a)(b)	271,214	4,863
Holding & Other Investment Offices (0.4%)
Digital Realty Trust, Inc. REIT	131,900	2,292
Industrial Machinery & Equipment (4.0%)
Applied Materials, Inc.	340,800	5,514
Baker Hughes, Inc.	114,700	5,868
Caterpillar, Inc.	84,300	8,035
Deere & Co. (b)	36,100	2,364
Instruments & Related Products (3.0%)
Agilent Technologies, Inc. (a)(b)	262,200	6,036
Raytheon Co.	267,300	10,457
Insurance (7.8%)
AMBAC Financial Group, Inc.	81,100	5,658
American International Group, Inc.	105,600	6,135
Chubb Corp.	99,400	8,510
CNA Surety Corp. (a)	303,300	4,504
MGIC Investment Corp.	104,700	6,829
PMI Group, Inc. (The)	278,600	10,860
Insurance Agents, Brokers & Service (0.6%)
Hartford Financial Services Group, Inc. (The)	42,500	3,178
Lumber & Other Building Materials (1.3%)
Home Depot, Inc. (The)	181,600	7,064
Lumber & Wood Products (1.4%)
Weyerhaeuser Co. (b)	118,100	7,517
Medical Instruments & Supplies (0.2%)
Boston Scientific Corp. (a)	29,300	791
Metal Mining (1.0%)
Newmont Mining Corp. (b)	142,300	5,554
Mining (0.0%)
WGI Heavy Minerals, Inc. (a)	123,700	223
Motion Pictures (3.7%)
News Corp., Inc.–Class A	399,600	6,466
News Corp., Inc.–Class B (b)	290,000	4,889
Time Warner, Inc. (a)	521,300	8,711

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

2

Salomon All Cap

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2005
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
Motor Vehicles, Parts & Supplies (0.6%)
BorgWarner, Inc.	57,500	$3,086
Oil & Gas Extraction (6.3%)
Anadarko Petroleum Corp.	109,600	9,004
Canadian Natural Resources, Ltd.	113,800	4,140
GlobalSantaFe Corp.	196,200	8,005
Halliburton Co.	176,200	8,426
Schlumberger, Ltd.	65,000	4,936
Petroleum Refining (4.9%)
BP PLC, ADR	25,600	1,597
Chevron Corp.	128,000	7,158
ConocoPhillips	32,800	1,886
Exxon Mobil Corp.	74,500	4,282
Murphy Oil Corp. (b)	223,200	11,658
Pharmaceuticals (11.3%)
Abbott Laboratories	199,300	9,768
Amgen, Inc. (a)	56,700	3,428
Aphton Corp. (a)(b)	510,600	378
GlaxoSmithKline PLC, ADR (b)	168,800	8,188
Johnson & Johnson	169,700	11,031
Lilly (Eli) & Co.	28,800	1,604
Novartis AG, ADR	193,600	9,184
Pfizer, Inc.	341,500	9,419
Wyeth	195,600	8,704
Primary Metal Industries (3.4%)
Alcoa, Inc.	262,300	6,854
Allegheny Technologies, Inc.	58,500	1,291
Engelhard Corp.	165,900	4,736
RTI International Metals, Inc. (a)	173,300	5,443
Radio & Television Broadcasting (0.8%)
IAC/InterActive Corp. (a)(b)	66,500	1,599
Pearson PLC	230,300	2,714
Security & Commodity Brokers (3.7%)
American Express Co.	145,900	7,766
Merrill Lynch & Co., Inc.	123,500	6,794
Morgan Stanley	102,700	5,389
Telecommunications (2.3%)
SBC Communications, Inc. (b)	223,900	5,318
Vodafone Group PLC, ADR	301,900	7,342
Toys, Games & Hobbies (2.4%)
Hasbro, Inc.	332,200	6,906
Mattel, Inc.	337,800	6,182
Variety Stores (1.6%)
Costco Wholesale Corp.	200,100	8,968

	Shares	Value
Wholesale Trade Durable Goods (0.5%)
IKON Office Solutions, Inc.	308,900	$2,938
Wholesale Trade Nondurable Goods (0.6%)
Unilever PLC	328,100	3,167
Total Common Stocks (cost: $463,316)		528,866
	Principal	Value
SHORT-TERM OBLIGATIONS (3.1%)
Repurchase Agreements (3.1%)
Investors Bank & Trust Co. 2.01%, Repurchase Agreement dated 06/30/2005 to be repurchased at $16,693 on 07/01/2005 (c)	$16,692	$16,692
Total Short-Term Obligations (cost: $16,692)		16,692
SECURITY LENDING COLLATERAL (6.7%)
Debt (5.9%)
Bank Notes (0.3%)
Bank of America 3.27%, due 07/18/2005 (d)	352	352
3.27%, due 08/30/2005 (d)	410	410
Bear Stearns & Co. 3.57%, due 09/08/2005 (d)	528	528
3.57%, due 12/06/2005 (d)	176	176
Credit Suisse First Boston Corp. 3.15%, due 09/09/2005 (d)	176	176
3.44%, due 03/10/2006 (d)	176	176
Certificates Of Deposit (0.1%)
Canadian Imperial Bank of Commerce 3.40%, due 11/04/2005 (d)	191	191
3.41%, due 05/18/2006 (d)	440	440
Commercial Paper (1.1%)
Compass Securitization–144A 3.27%, due 07/22/2005	306	306
Fairway Finance Corp.–144A 3.27%, due 07/28/2005	440	440
General Electric Capital Corp. 3.25%, due 07/08/2005	523	523
Grampian Funding LLC–144A 3.28%, due 07/13/2005	352	352
Greyhawk Funding LLC–144A 3.31%, due 08/09/2005	440	440
Jupiter Securitization Corp.–144A 3.28%, due 08/02/2005	878	878
Morgan Stanley Dean Witter & Co. 3.52%, due 12/07/2005 (d)	1,145	1,145
3.51%, due 12/09/2005 (d)	1,110	1,110
Park Avenue Receivables Corp.–144A 3.23%, due 07/20/2005	195	195

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

3

Salomon All Cap

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2005
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
Commercial Paper (continued)
Preferred Receivables Corp.–144A 3.28%, due 07/08/2005	$502	$502
Ranger Funding Co LLC–144A 3.26%, due 07/07/2005	176	176
Euro Dollar Overnight (0.8%)
Bank of Montreal 3.01%, due 07/01/2005	812	812
BNP Paribas 3.00%, due 07/01/2005	479	479
Calyon 3.09%, due 07/01/2005	425	425
3.31%, due 07/01/2005	440	440
Fortis Bank 3.11%, due 07/05/2005	60	60
3.27%, due 07/07/2005	440	440
National Australia Bank 3.38%, due 07/01/2005	881	881
3.26%, due 07/06/2005	81	81
Rabobank Nederland 3.35%, due 07/01/2005	440	440
Euro Dollar Terms (1.8%)
ABN Amro Bank NV 3.25%, due 08/05/2005	352	352
Bank of Nova Scotia 3.11%, due 07/11/2005	615	615
3.16%, due 07/15/2005	440	440
Barclays 3.16%, due 07/14/2005	264	264
3.25%, due 07/27/2005	528	528
Citigroup 3.09%, due 07/22/2005	317	317
Dexia Group 3.21%, due 07/20/2005	352	352
3.24%, due 07/21/2005	278	278
First Tennessee National Corp. 3.22%, due 08/09/2005	88	88
Fortis Bank 3.25%, due 08/04/2005	9	9
HBOS Halifax Bank of Scotland 3.15%, due 08/08/2005	176	176
Nordea Bank Finland PLC (NY Branch) 3.24%, due 08/03/2005	352	352
Rabobank Nederland 3.25%, due 08/08/2005	440	440
Royal Bank of Canada 3.25%, due 08/05/2005	423	423
Royal Bank of Scotland 3.29%, due 07/12/2005	1,321	1,321

	Principal	Value
Euro Dollar Terms (continued)
3.25%, due 08/04/2005	$352	$352
3.31%, due 08/09/2005	548	548
Societe Generale 3.28%, due 08/01/2005	863	863
The Bank of the West 3.27%, due 07/27/2005	57	57
Toronto Dominion Bank 3.25%, due 08/02/2005	528	528
Wells Fargo & Co. 3.27%, due 07/21/2005	716	716
3.27%, due 08/01/2005	617	617
Promissory Notes (0.0%)
Goldman Sachs Group Inc. 3.32%, due 12/28/2005	71	71
Repurchase Agreements (1.8%) (e)
Credit Suisse First Boston Corp. 3.48%, Repurchase Agreement dated 06/30/2005 to be repurchased at $2,172 on 07/01/2005	2,172	2,172
Goldman Sachs Group, Inc. (The) 3.48%, Repurchase Agreement dated 06/30/2005 to be repurchased at $4,330 on 07/01/2005	4,329	4,329
Lehman Brothers, Inc. 3.48%, Repurchase Agreement dated 06/30/2005 to be repurchased at $176 on 07/01/2005	176	176
Merrill Lynch & Co., Inc 3.48%, Repurchase Agreement dated 06/30/2005 to be repurchased at $1,921 on 07/01/2005	1,921	1,921
Morgan Stanley Dean Witter & Co. 3.54%, Repurchase Agreement dated 06/30/2005 to be repurchased at $1,321 on 07/01/2005	1,321	1,321
	Shares	Value
Investment Companies (0.8%)
Money Market Funds (0.8%)
American Beacon Funds 1-day yield of 3.18%	471,387	$471
Barclays Global Investors Institutional Money Market Fund 1-day yield of 3.25%	1,932,452	1,933
Goldman Sachs Financial Square Prime Obligations Fund 1-day yield of 3.08%	28,631	29

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

4

Salomon All Cap

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2005
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
Money Market Funds (continued)
Merrimac Cash Fund, Premium Class 1-day yield of 3.04% (f)	1,808,663	$1,809
Total Security Lending Collateral (cost: $36,442)		36,442
Total Investment Securities (cost: $516,450)		$582,000

SUMMARY:
Investments, at value	106.8%	$582,000
Liabilities in excess of other assets	(6.8)%	(36,827)
Net assets	100.0%	$545,173

NOTES TO SCHEDULE OF INVESTMENTS:

(a)  No dividends were paid during the preceding twelve months.

(b)  At June 30, 2005, all or a portion of this security is on loan (see Note 1). The value at June 30, 2005, of all securities on loan is $34,652.

(c)  At June 30, 2005, the collateral for the repurchase agreement excluding collateral for securities on loan is as follows:

Collateral	Market Value and Accrued Interest
$13,636 Fannie Mae ARM-795714 5.04%, due 08/01/2034	$13,746
$3,529 SBA Pool-506217 6.88%, due 08/25/2016	3,780
$17,526

(d)  Floating or variable rate note. Rate is listed as of June 30, 2005.

(e)  Cash collateral for the Repurchase Agreements, valued at $10,117, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00%–10.325% and 9/15/2005–12/31/2049, respectively.

(f)  Regulated investment company advised by Investors Bank and Trust Co. ("IBT"). IBT is also the accounting, custody and lending agent for the Fund.

DEFINITIONS:

144A  144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2005, these securities aggregated $3,289 or 0.6% of the net assets of the Fund.

ADR  American Depositary Receipt

REIT  Real Estate Investment Trust

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

5

Salomon All Cap

STATEMENT OF ASSETS AND LIABILITIES
At June 30, 2005
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
Investment securities, at value (cost: $516,450) (including securities loaned of $34,652)	$582,000
Cash	55
Receivables:
Investment securities sold	520
Shares sold	1
Interest	5
Dividends	904
Dividend reclaims receivable	1
583,486
Liabilities:
Investment securities purchased	1,151
Accounts payable and accrued liabilities:
Shares redeemed	331
Management and advisory fees	358
Service fees	2
Payable for collateral for securities on loan	36,442
Other	29
38,313
Net Assets	$545,173
Net Assets Consist of:
Capital stock, 100,000 shares authorized ($.01 par value)	$391
Additional paid-in capital	468,515
Undistributed net investment income (loss)	5,344
Undistributed net realized gain (loss) from investment securities and foreign currency transactions	5,373
Net unrealized appreciation (depreciation) on investment securities	65,550
Net Assets	$545,173
Net Assets by Class:
Initial Class	$537,232
Service Class	7,941
Shares Outstanding:
Initial Class	38,566
Service Class	571
Net Asset Value and Offering Price Per Share:
Initial Class	$13.93
Service Class	13.90

STATEMENT OF OPERATIONS
For the period ended June 30, 2005
(all amounts in thousands)
(unaudited)

Investment Income:
Interest	$290
Dividends	4,166
Income from loaned securities–net	53
Less withholding taxes on foreign dividends	(105)
4,404
Expenses:
Management and advisory fees	2,214
Printing and shareholder reports	53
Custody fees	30
Administration fees	56
Legal fees	3
Audit fees	9
Trustees fees	11
Other	3
Service fees:
Service Class	9
Total expenses	2,388
Net Investment Income (Loss)	2,016
Net Realized Gain (Loss) from:
Investment securities	14,069
Foreign currency transactions	(21)
14,048
Increase (decrease) in unrealized appreciation (depreciation) on investment securities	(29,311)
Net Gain (Loss) on Investments and Foreign Currency Transactions	(15,263)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(13,247)

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

6

Salomon All Cap

STATEMENTS OF CHANGES IN NET ASSETS
For the period or year ended
(all amounts in thousands)

	June 30, 2005 (unaudited)	December 31, 2004
Increase (Decrease) in Net Assets From:
Operations:
Net investment income (loss)	$2,016	$3,327
Net realized gain (loss) from investment securities and foreign currency transactions	14,048	35,712
Net unrealized appreciation (depreciation) on investment securities	(29,311)	13,692
	(13,247)	52,731
Distributions to Shareholders:
From net investment income:
Initial Class	–	(1,392)
Service Class	–	(11)
	–	(1,403)
Capital Share Transactions:
Proceeds from shares sold:
Initial Class	8,355	62,848
Service Class	1,856	6,661
	10,211	69,509
Dividends and distributions reinvested:
Initial Class	–	1,392
Service Class	–	11
	–	1,403
Cost of shares redeemed:
Initial Class	(69,442)	(103,444)
Service Class	(1,255)	(861)
	(70,697)	(104,305)
	(60,486)	(33,393)
Net increase (decrease) in net assets	(73,733)	17,935
Net Assets:
Beginning of period	618,906	600,971
End of period	$545,173	$618,906
Undistributed Net Investment Income (Loss)	$5,344	$3,328

	June 30, 2005 (unaudited)	December 31, 2004
Share Activity:
Shares issued:
Initial Class	610	4,640
Service Class	135	497
	745	5,137
Shares issued–reinvested from distributions:
Initial Class	–	111
Service Class	–	1
	–	112
Shares redeemed:
Initial Class	(5,048)	(7,685)
Service Class	(92)	(65)
	(5,140)	(7,750)
Net increase (decrease) in shares outstanding:
Initial Class	(4,438)	(2,934)
Service Class	43	433
	(4,395)	(2,501)

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

7

Salomon All Cap

FINANCIAL HIGHLIGHTS

(unaudited for the period ended June 30, 2005)

		For a share outstanding throughout each period (a)
		Net Asset	Investment Operations			Distributions			Net Asset
	For the Period Ended (b)	Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total Operations	From Net Investment Income	From Net Realized Gains	Total Distributions	Value, End of Period
Initial Class	6/30/2005	$14.22	$0.05	$(0.34)	$(0.29)	$–	$–	$–	$13.93
	12/31/2004	13.06	0.07	1.12	1.19	(0.03)	–	(0.03)	14.22
	12/31/2003	9.70	0.04	3.36	3.40	(0.04)	–	(0.04)	13.06
	12/31/2002	13.06	0.06	(3.28)	(3.22)	(0.10)	(0.04)	(0.14)	9.70
	12/31/2001	12.99	0.19	0.09	0.28	(0.20)	(0.01)	(0.21)	13.06
	12/31/2000	11.18	0.14	1.90	2.04	(0.20)	(0.03)	(0.23)	12.99
Service Class	6/30/2005	14.21	0.03	(0.34)	(0.31)	–	–	–	13.90
	12/31/2004	13.08	0.06	1.10	1.16	(0.03)	–	(0.03)	14.21
	12/31/2003	10.13	0.01	2.94	2.95	–	–	–	13.08

			Ratios/Supplemental Data
	For the Period	Total	Net Assets, End of Period	Ratio of Expenses to Average Net Assets (f)		Net Investment Income (Loss) to Average	Portfolio Turnover
	Ended (b)	Return (c)(g)	(000's)	Net (d)	Total (e)	Net Assets (f)	Rate (g)
Initial Class	6/30/2005	(2.04)%	$537,232	0.85%	0.85%	0.72%	14%
	12/31/2004	9.14	611,410	0.87	0.87	0.53	36
	12/31/2003	35.15	599,732	0.86	0.86	0.32	17
	12/31/2002	(24.71)	308,823	0.91	0.91	0.56	134
	12/31/2001	2.09	287,881	1.00	1.00	1.43	83
	12/31/2000	18.30	85,730	1.00	1.25	1.11	118
Service Class	6/30/2005	(2.18)	7,941	1.10	1.10	0.48	14
	12/31/2004	8.90	7,496	1.13	1.13	0.42	36
	12/31/2003	29.12	1,239	1.12	1.12	0.14	17

NOTES TO FINANCIAL HIGHLIGHTS

(a)  Per share information is calculated based on average number of shares outstanding.

(b)  Salomon All Cap (the "Fund") share classes commenced operations on:

Initial Class – May 3, 1999
Service Class – May 1, 2003

(c)  Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.

(d)  Ratio of Net Expenses to Average Net Assets is net of fee waivers and reimbursements by the investment adviser, if any (see note 2).

(e)  Ratio of Total Expenses to Average Net Assets includes all expenses before fee waivers and reimbursements by the investment adviser.

(f)  Annualized.

(g)  Not annualized for periods of less than one year.

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

8

Salomon All Cap

NOTES TO FINANCIAL STATEMENTS
At June 30, 2005
(all amounts in thousands)
(unaudited)

NOTE 1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The AEGON/Transamerica Series Trust ("ATST") is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. ATST serves as a funding vehicle for variable life insurance, variable annuity and group annuity products. Salomon All Cap ("the Fund"), part of ATST, began operations on May 3, 1999. The Fund is "non-diversified" under the 1940 Act.

Effective May 1, 2005, AEGON/Transamerica Series Fund, Inc. changed its name to AEGON/Transamerica Series Trust.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties, which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

See the Prospectus and Statement of Additional Information for a description of the Fund's investment objective.

In preparing the Fund's financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP"), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following policies were consistently followed by the Fund, in accordance with GAAP.

Multiple class operations and expenses: The Fund currently offers two classes of shares, an Initial Class and a Service Class. Income, non-class specific expenses and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

Pricing of shares: The Fund prices its shares on the basis of the net asset value of each class of shares of the Fund, which is determined as of the close of the New York Stock Exchange ("NYSE") (generally 4:00 p.m. Eastern Time) on each day on which the NYSE is open for trading.

Security valuations: Fund investments traded on an exchange are valued at the closing price on the day of valuation on the exchange where the security is principally traded. With respect to securities traded on the NASDAQ/NMS, such closing price may be the last reported sales price or the NASDAQ official closing price.

Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last quoted bid price.

Debt securities are valued by independent pricing services at the last quoted bid price; however, those that mature in sixty days or less are valued at amortized cost, which approximates market.

Investment company securities are valued at net asset value of the underlying portfolio.

Foreign securities generally are valued based on quotations from the primary market in which they are traded and are translated from the local currency into U.S. dollars using closing exchange rates. Many foreign securities markets are open for trading at times when the U.S. markets are closed for trading, and many foreign securities markets close for trading before the close of the NYSE. The value of foreign securities may be affected significantly on a day that the NYSE is closed and an investor is unable to purchase or redeem shares. If a significant market event impacting the value of a portfolio security (e.g., natural disaster, company announcement, market volatility) occurs subsequent to the close of trading in the security, but prior to the calculation of the Fund's net asset value per share, market quotations for that security may be determined to be unreliable and, accordingly, not "readily available." If market quotations are not readily available, and the impact of such a significant market event materially effects the net asset value per share of the Fund, an affected portfolio security will be valued at fair market value as determined in good faith using guidelines adopted by the Board of Trustees of the Fund, under the supervision of the Fund's Valuation Committee. Factors that may be considered to value foreign securities at fair market value may include, among others: the value of other securities traded on other markets, foreign currency exchange activity and the trading of financial products tied to foreign securities.

Other securities for which quotations are not readily available are valued at fair market value as determined in good faith using guidelines adopted by the Board of Trustees, under the supervision of the Fund's Valuation Committee. These guidelines may include: the type of security; any restrictions on its resale; financial or business news of the issuer; similar or related securities that are actively trading; related corporate actions; and other significant events occurring after the close of trading in the security.

Cash: The Fund may leave cash overnight in its cash account with the custodian, Investors Bank & Trust Company ("IBT"). IBT has been contracted on behalf of the Fund to invest the excess cash into a savings account, which at June 30, 2005, was paying an interest rate of 2.02%.

Throughout the six months, the Fund may have a cash overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

9

Salomon All Cap

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2005
(all amounts in thousands)
(unaudited)

NOTE 1.–(continued)

Repurchase agreements: The Fund is authorized to enter into repurchase agreements. The Fund, through IBT, receives delivery of the underlying securities, the value of which at the time of purchase is required to be an amount equal to at least 100% of the resale price. Repurchase agreements involve the risk that the seller will fail to repurchase the security, as agreed. In that case, the Fund will bear the risk of value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, may place security transactions of the Fund with broker/dealers with which ATST has established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions paid by the Fund be used to pay expenses that would otherwise be borne by any other funds within ATST, or by any other party.

Recaptured commissions during the six months ended June 30, 2005, of $57 are included in net realized gains in the Statement of Operations.

Securities lending: The Fund may lend securities to enhance fund earnings from investing cash collateral in making such loans to qualified borrowers (typically broker/dealers). The Fund has engaged its custodian bank, IBT, as a lending agent to administer its securities lending program. IBT earned $23 of program income for its services. When the Fund makes a security loan, it receives cash collateral as protection against the risk that the borrower will default on the loan, and records an asset for the cash invested collateral and a liability for the return of the collateral.

Loans of securities are required to be secured by collateral at least equal to 102% of the value of the securities at inception of the loan, and not less then 100% thereafter. The Fund may invest cash collateral in short-term money market instruments including: U.S. Treasury Bills, U.S. agency obligations, commercial paper, money market mutual funds, repurchase agreements and other highly rated, liquid investments. During the life of securities loans, the collateral and securities loaned remain subject to fluctuation in value. IBT marks to market securities loaned and the collateral each business day. If additional collateral is due (at least $1), IBT collects additional cash collateral from the borrowers. Although securities loaned will be fully collateralized at all times, IBT may experience delays in, or may be prevented from, recovering the collateral on behalf of the Fund. The Fund may recall a loaned security position at any time from the borrower through IBT. In the event the borrower fails to timely return a recalled security, IBT may indemnify the Fund by purchasing replacement securities for the Fund at its own expense and claiming the collateral to fund such a purchase. IBT absorbs the loss if the collateral value is not sufficient to cover the cost of the replacement securities. If replacement securities are not available, IBT will credit the equivalent cash value to the Fund.

While a security is on loan, the Fund does not have the right to vote that security. However, if time permits, the Fund will attempt to recall a security on loan and vote the proxy.

Income from securities lending is included in the Statement of Operations. The amount of collateral and value of securities on loan are included in the Statement of Assets and Liabilities as well as in the Schedule of Investments.

Real Estate Investment Trusts ("REITs"): There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes and interest rates.

Dividend income is recorded at management's estimate of the income included in distributions from the REIT investments. Distributions received in excess of the estimated amount are recorded as a reduction of the cost of investments. The actual amounts of income, return of capital and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Foreign currency denominated investments: The accounting records of the Fund are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the closing exchange rate each day. The cost of foreign securities is translated at the exchange rate in effect when the investment was acquired. The Fund combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include: 1) foreign currency fluctuations between trade date and settlement date of investment security transactions; 2) gains and losses on forward foreign currency contracts; and 3) the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

10

Salomon All Cap

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2005
(all amounts in thousands)
(unaudited)

NOTE 1.–(continued)

Foreign currency denominated assets may involve risks not typically associated with domestic transactions, including unanticipated movements in exchange currency rates, the degree of government supervision and regulation of security markets, and the possibility of political or economic instability.

Foreign capital gains taxes: The Fund may be subject to taxes imposed by countries in which it invests, with respect to its investment in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Fund accrues such taxes when the related income or capital gains are earned. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

Forward foreign currency contracts: The Fund may enter into forward foreign currency contracts to hedge against exchange rate risk arising from investments in securities denominated in foreign currencies. Contracts are valued at the contractual forward rate and are marked to market daily, with the change in value recorded as an unrealized gain or loss. When the contracts are closed a realized gain or loss is incurred. Risks may arise from changes in market value of the underlying currencies and from the possible inability of counterparties to meet the terms of their contracts.

There were no open forward foreign currency contracts at June 30, 2005.

Dividend distributions: Dividends and capital gains distributions are typically declared and reinvested annually and are generally paid and reinvested on the business day following the ex-date.

NOTE 2.  RELATED PARTY TRANSACTIONS

Transamerica Fund Advisors, Inc. ("TFAI") is the Fund's investment adviser. Transamerica Fund Services, Inc. ("TFS") is the Fund's administrator and transfer agent. AFSG Securities Corp. ("AFSG") is the Fund's distributor. AFSG is 100% owned by AUSA Holding Company ("AUSA"). TFAI is a directly owned subsidiary of Western Reserve Life Assurance Co. of Ohio ("WRL") (78%) and AUSA (22%). TFS is a wholly owned subsidiary of WRL (50%) and AUSA (50%). AUSA and WRL are wholly owned indirect subsidiaries of AEGON, NV, a Netherlands corporation.

Effective January 1, 2005 AEGON/Transamerica Fund Advisors, Inc. ("ATFA") was renamed Transamerica Fund Advisors, Inc. ("TFAI"); AEGON/Transamerica Fund Services, Inc. ("ATFS") and AEGON/Transamerica Investor Services, Inc. ("ATIS") merged into one entity and was renamed Transamerica Fund Services, Inc. ("TFS").

Certain officers and trustees of the Fund are also officers and/or trustees of TFAI, TFS, AFSG and WRL. No affiliated officer or trustee receives any compensation directly from the Fund.

The following schedule reflects the percentage of fund assets owned by affiliated mutual funds (i.e. through the asset allocation funds):

	Net Assets	% of Net Assets
Asset Allocation–Conservative Portfolio	$46	0.01%
Asset Allocation–Growth Portfolio	46,727	8.57%
Asset Allocation–Moderate Growth Portfolio	70,921	13.01%
Asset Allocation–Moderate Portfolio	29,890	5.48%
Total	$147,584	27.07%

Investment advisory fee: The Fund pays management fees to TFAI based on average daily net assets ("ANA") at the following breakpoints:

0.80% of the first $500 million of ANA
0.70% of ANA over $500 million

TFAI has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

0.90% Expense Limit

If total fund expenses fall below the annual expense limitation agreement agreed to by the adviser within the succeeding three years, the Fund may be required to pay that adviser a portion or all of the waived advisory fees.

There are no amounts available for recapture at June 30, 2005.

Distribution and service fees: The Fund adopted a distributionplan ("Distribution Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. Pursuant to the Distribution Plan, ATST entered into a Distribution Agreement with AFSG effective May 1, 1999.

Under the Distribution Plan and Distribution Agreement on the Initial Class shares, AFSG, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund's shares, amounts equal to actual expenses associated with distributing the shares.

The Distribution Plan on the Service Class shares requires ATST to pay distribution fees to AFSG as compensation for its activities, not as reimbursement for specific expenses. The fee on the Service Class is paid to the insurance companies for providing services and account

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

11

Salomon All Cap

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2005
(all amounts in thousands)
(unaudited)

NOTE 2.–(continued)

maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Fund is authorized under the 12b-1 plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%

AFSG has determined that it will not seek payment by the Fund of the distribution expenses incurred with respect to the Initial Class shares before April 30, 2006. Prior to AFSG seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Fund will pay fees relating to Service Class shares.

Administrative services: The Fund has entered into an agreement with TFS for financial and legal fund administration services, which includes such items as compliance, expenses, financial statements and other reporting, distributions, tax returns, prospectus preparation, board of trustees meeting support, transfer agency and other legal matters. The Fund pays TFS an annual fee of 0.02% of average net assets. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.

Brokerage commissions: Brokerage commissions incurred on security transactions placed with an affiliate of the sub-adviser for the six months ended June 30, 2005 were $14.

Deferred compensation plan: Each eligible Fund Trustee may elect participation in the Deferred Compensation Plan for Trustees of ATST ("the Plan"). Under the Plan, such Trustees may defer payment of a percentage of their total fees earned as a Fund Trustee. These deferred amounts may be invested in any portfolio of Transamerica IDEX Mutual Funds, an affiliate of the Fund. At June 30, 2005, the value of invested plan amounts was $25. Invested plan amounts and the total liability for deferred compensation to the Trustees under the Plan at June 30, 2005, are included in Net Assets in the accompanying Statement of Assets and Liabilities.

NOTE 3.  INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the six months ended June 30, 2005, were as follows:

Purchases of securities:
Long-Term excluding U.S. Government	$74,995
U.S. Government	–
Proceeds from maturities and sales of securities:
Long-Term excluding U.S. Government	122,150
U.S. Government	–

NOTE 4.  FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments for items including, but not limited to, wash sales, foreign currency transactions, net operating losses and capital loss carryforwards.

The capital loss carryforwards are available to offset future realized capital gains through the periods listed:

Capital Loss Carryforwards	Available through
$885	December 31, 2010
7,784	December 31, 2011

The aggregate cost of investments and composition of unrealized appreciation (depreciation) for federal income tax purposes as of June 30, 2005, are as follows:

Federal Tax Cost Basis	$516,739
Unrealized Appreciation	$85,054
Unrealized (Depreciation)	(19,793)
Net Unrealized Appreciation (Depreciation)	$65,261

NOTE 5.  REGULATORY PROCEEDINGS

There continues to be significant federal and state regulatory activity relating to financial services companies, particularly mutual fund companies and their investment advisers. As part of an ongoing investigation regarding potential market timing, recordkeeping and trading compliance issues and matters affecting the Fund's investment adviser, TFAI, and certain employees and affiliates of TFAI, the SEC staff has indicated that it is likely to take some action against TFAI and certain of its affiliates at the conclusion of the investigation. The potential timing and the scope of any such action is difficult to predict. Although the impact of any action brought against TFAI and/or its affiliates is difficult to assess at the present time, the Fund currently believes that the likelihood that any such action will have a material adverse impact on it is remote. It is important to note that the Fund is not aware of any allegation of wrongdoing against it and its Board at the time this semiannual report is printed. Although it is not anticipated that these developments will have an adverse impact on the Fund, there can be no assurance at this time. TFAI and its affiliates are actively working with the SEC in regard to this matter; however, the exact resolution cannot be determined at this time. TFAI will take such actions that it deems necessary or appropriate to continue providing management services to the Fund and to bring all matters to an appropriate conclusion. TFAI and/or its affiliates, and not the Fund, will bear the costs regarding these regulatory matters.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

12

Salomon All Cap

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS – REVIEW AND RENEWAL (unaudited)

At a meeting of the Board of Trustees of AEGON/Transamerica Series Trust ("ATST") held on October 6, 2004, the Board considered and approved the renewal for a one-year period of the Investment Advisory Agreement between Salomon All Cap (the "Portfolio") and Transamerica Fund Advisors, Inc. ("TFAI") as well as the Investment Sub-Advisory Agreement of the Portfolio between TFAI and Salomon Brothers Asset Management Inc. (the "Sub-Adviser"). In approving the renewal of these agreements, the Board concluded that the Investment Advisory and Investment Sub-Advisory Agreements enable shareholders of the Portfolio to obtain high quality services at a cost that is appropriate, reasonable, and in the best interests of shareholders based upon the following determinations, among others:

The nature, extent and quality of the advisory service to be provided. The Board considered the nature and quality of the services provided by TFAI and the Sub-Adviser to the Portfolio in the past, as well as the services anticipated to be provided in the future. The Board concluded that TFAI and the Sub-Adviser are capable of providing high quality services to the Portfolio, as indicated by TFAI's management capabilities demonstrated with respect to the Portfolio and other portfolios managed by TFAI, TFAI's management oversight process, the professional qualifications and experience of the Sub-Adviser's portfolio management team, and the Portfolio's strong investment performance. The Board also concluded that TFAI and the Sub-Adviser would provide the same quality and quantity of investment management and related services as before, that these services are appropriate in scope and extent in light of the Portfolio's operations, the competitive landscape of the investment company business and investor needs, and that TFAI's and the Sub-Adviser's obligations will remain the same in all respects.

The investment performance of the Portfolio. The Board concluded, based in particular on information provided by Lipper Analytics, that the Portfolio's investment performance was competitive or superior relative to comparable portfolios over trailing one-, two-, three-, and five-year periods and to the Portfolio's benchmark index over one- and five-year periods. On the basis of the Trustees' assessment of the nature, extent and quality of investment advisory and related services to be provided or procured by TFAI and the Sub-Adviser, the Trustees concluded that TFAI and the Sub-Adviser were capable of generating a level of long-term investment performance that is appropriate in light of the Portfolio's investment objective, policies and strategies and competitive with many other investment companies.

The cost of advisory services provided and the level of profitability. On the basis of the Board's review of the fees to be charged by TFAI and the Sub-Adviser for investment advisory and related services, TFAI's financial statements, the fees paid by TFAI to the Sub-Adviser, TFAI's estimated net management income resulting from its management of the Portfolio, the estimated profitability of TFAI's relationships with the Portfolio and ATST, and the estimated profitability of the Sub-Adviser's relationship with the Portfolio, the Board concluded that the level of investment advisory fees and the profitability is appropriate in light of the services provided, the management fees and overall expense ratios of comparable investment companies, and the anticipated profitability of the relationship between the Portfolio, TFAI and the Sub-Adviser. Further, on the basis of comparative information supplied by Lipper Analytics, the Board determined that the advisory fees of the Portfolio were consistent with industry averages, although the Board decided to monitor the Portfolio's expense ratio in light of the Portfolio's higher-than-average level of operating expenses and encouraged management to attempt to reduce operating expenses over time.

The extent to which economies of scale would be realized as the Portfolio grows and whether fee levels reflect these economies of scale for the benefit of Portfolio investors. The Trustees concluded that inclusion of asset-based breakpoints in the Portfolio's advisory fee schedule appropriately benefited investors by realizing economies of scale in the form of a lower advisory fee rate as the level of Portfolio assets increases. The Board also concluded that the advisory fees appropriately reflect the Portfolio's current size, the current economic environment for TFAI, and the competitive nature of the investment company market. In addition, the Board noted that it will have the opportunity to periodically re-examine whether the Portfolio has achieved economies of scale, as well as the appropriateness of advisory fees payable to TFAI and the Sub-Adviser, in the future.

Benefits (such as soft dollars) to TFAI or the Sub-Adviser from its relationship with the Portfolio. The Board concluded that other benefits derived by TFAI or the Sub-Adviser from its relationship with the Portfolio are reasonable and fair, and are consistent with industry practice and the best interests of the Portfolio and its shareholders. In this regard, the Board noted that TFAI does not realize "soft dollar" benefits from its relationship with the Portfolio, and that the Sub-Adviser is participating in a brokerage program pursuant to which a certain portion of brokerage commissions paid by the Portfolio is recaptured for the benefit of the Portfolio and its shareholders, thus limiting the amount of "soft-dollar" arrangements the Sub-Adviser may engage in with respect to the Portfolio's brokerage transactions.

Other considerations. The Board also determined that TFAI had made a substantial commitment to the recruitment and retention of high quality personnel, and maintained the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and its shareholders. The Trustees also concluded that TFAI had made a significant entrepreneurial commitment to the management and success of the Portfolio, reflected by TFAI's expense limitation and fee waiver arrangement with the Portfolio, which may result in TFAI waiving a substantial amount of advisory fees for the benefit of shareholders.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

13

Salomon All Cap

SUPPLEMENTAL INFORMATION (unaudited)
RESULTS OF SHAREHOLDER PROXY

At a special meeting of shareholders held on April 19, 2005, the results of the Proposals were as follows:

Proposal 1:  Approval of an Agreement and Plan of Reorganization pursuant to which AEGON/Transamerica Series Fund, Inc. will reorganize as a Delaware statutory trust.

For	Against	Abstentions/Broker Non-Votes
28,846,414.971	1,437,832.656	1,130,706.087

Proposal 2:  Approval of changes to the fundamental investment restrictions of Salomon All Cap as follows:

A. Diversification	For	Against	Abstentions/Broker Non-Votes
	29,907,122.323	1,443,840.540	63,990.851
B. Borrowing	For	Against	Abstentions/Broker Non-Votes
	29,730,494.193	1,620,468.670	63,990.851
C. Senior Securities	For	Against	Abstentions/Broker Non-Votes
	29,876,512.511	1,474,450.352	63,990.851
D. Underwriting Securities	For	Against	Abstentions/Broker Non-Votes
	29,871,223.221	1,479,739.642	63,990.851
E. Real Estate	For	Against	Abstentions/Broker Non-Votes
	29,887,947.124	1,463,015.739	63,990.851
F. Making Loans	For	Against	Abstentions/Broker Non-Votes
	29,630,296.197	1,720,666.666	63,990.851
G. Concentration	For	Against	Abstentions/Broker Non-Votes
	29,855,087.467	1,495,875.396	63,990.851
H. Commodities	For	Against	Abstentions/Broker Non-Votes
	29,753,102.916	1,597,859.947	63,990.851

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

14

Select+ Aggressive

UNDERSTANDING YOUR FUND'S EXPENSES
(unaudited)

SHAREHOLDER EXPENSES

The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at January1, 2005 and held for the entire period until June30, 2005.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, note that the expenses shown in the table are meant to highlight your ongoing costs and do not reflect any transaction costs.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period(a)
Actual	$1,000.00	$998.60	0.55%	$2.73
Hypothetical(b)	1,000.00	1,022.07	0.55	2.76

(a)  Expenses are calculated using the Fund's annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by number of days in the period (181 days), and divided by the number of days in the year (365 days).

(b)  5% return per year before expenses.

GRAPHICAL PRESENTATION OF SCHEDULE OF INVESTMENTS
ByInvestment Type
At June 30, 2005

This chart shows the percentage breakdown byinvestment type of the Fund's total investment securities.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

Select+ Aggressive1

1

Select+ Aggressive

SCHEDULE OF INVESTMENTS
At June30, 2005
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
INVESTMENT COMPANIES (100.0%) (a)
Aggressive Equity (12.3%)
Third Avenue Value, Initial Class	2,507	$56
Capital Preservation (3.7%)
Transamerica Money Market, Initial Class	17,311	17
Growth Equity (64.0%)
T. Rowe Price Equity Income, Initial Class	5,360	114
T. Rowe Price Growth Stock, Initial Class	6,068	130
Transamerica Equity, Initial Class (b)	2,272	47
World Equity (20.0%)
American Century International, Initial Class (b)	10,698	91
Total Investment Companies (cost: $368)		455
Total Investment Securities (cost: $368)		$455
SUMMARY:
Investments, at value	100.0%	$455
Other assets in excess of liabilities	0.0%	0
Net assets	100.0%	$455

NOTES TO SCHEDULE OF INVESTMENTS:

(a)  The portfolios are part of AEGON/Transamerica Series Trust, and are affiliates of the Fund.

(b)  No dividends were paid during the preceding twelve months.

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

Select+ Aggressive2

2

Select+ Aggressive

STATEMENT OF ASSETS AND LIABILITIES
At June30, 2005
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
Investment in affiliated investment companies, at value (cost: $368)	$455
Due from investment advisor	3
458
Liabilities:
Other	3
3
Net Assets	$455
Net Assets Consist of:
Capital stock, 50,000 shares authorized ($0.01 par value)	$–
Additional paid-in capital	345
Undistributed net investment income (loss)	1
Undistributed net realized gain (loss) from investment in affiliatedinvestment companies	22
Net unrealized appreciation (depreciation) on investment in affiliatedinvestment companies	87
Net Assets	$455
Shares Outstanding	33
Net Asset Value and Offering Price Per Share	$13.97

STATEMENT OF OPERATIONS
For the period ended June30, 2005
(all amounts in thousands)
(unaudited)

Investment Income:
Dividends from affiliatedinvestment companies	$–
Expenses:
Custody fees	8
Audit fees	7
Total expenses	15
Less:
Advisory fee waiver and expense reimbursement	(14)
Net expenses	1
Net Investment Income (Loss)	(1)
Net Realized and Unrealized Gain (Loss):
Realized gain (loss) from investment in affiliated investment companies	2
Increase (decrease) in unrealized appreciation (depreciation) on investment in affiliated investment companies	(2)
Net Gain (Loss) on Investment in Affiliated Investment Companies	–
Net Increase (Decrease) in Net Assets Resulting from Operations	$(1)

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

Select+ Aggressive3

3

Select+ Aggressive

STATEMENTS OF CHANGES IN NET ASSETS
For the period or year ended
(all amounts in thousands)

	June30, 2005 (unaudited)	December31, 2004
Increase (Decrease) in Net Assets From:
Operations:
Net investment income (loss)	$(1)	$(1)
Net realized gain (loss) from investment in affiliated investment companies	2	24
Net unrealized appreciation (depreciation) on investment in affiliated investment companies	(2)	30
	(1)	53
Distributions to Shareholders:
From net realized gains	–	(3)
	–	(3)
Capital Share Transactions:
Proceeds from shares sold	3	27
Dividends and distributions reinvested	–	3
Cost of shares redeemed	(3)	(77)
	–	(47)
Net increase (decrease) in net assets	(1)	3
Net Assets:
Beginning of period	456	453
End of period	$455	$456
Undistributed Net Investment Income (Loss)	$1	$2

(a)  Rounds to less than $1.

	June30, 2005 (unaudited)		December31, 2004
Share Activity:
Shares issued	–	(a)	3
Shares redeemed	–	(a)	(6)
Net increase (decrease) in shares outstanding	–	(a)	(3)

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

Select+ Aggressive4

4

Select+ Aggressive

FINANCIAL HIGHLIGHTS

(unaudited for the period ended June 30, 2005)

	For a share outstanding throughout each period (a)
	Net Asset	Investment Operations			Distributions			Net Asset
For the Period Ended (b)	Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total Operations	From Net Investment Income	From Net Realized Gains	Total Distributions	Value, End of Period
6/30/2005	$13.99	$(0.03)	$0.01	$(0.02)	$–	$–	$–	$13.97
12/31/2004	12.42	(0.01)	1.66	1.65	–	(0.08)	(0.08)	13.99
12/31/2003	9.76	(0.03)	2.69	2.66	–	–	–	12.42
12/31/2002	10.00	–	(0.24)	(0.24)	–	–	–	9.76

		Ratios/Supplemental Data
For the Period	Total	Net Assets, End of Period	Ratio of Expenses to Average Net Assets (f)		Net Investment Income (Loss) to Average	Portfolio Turnover
Ended (b)	Return (c)(g)	(000's)	Net (d)	Total (e)	Net Assets (f)	Rate (g)
6/30/2005	(0.14)%	$455	0.55%	6.98%	(0.46)%	1%
12/31/2004	13.43	456	0.55	7.06	(0.10)	19
12/31/2003	27.25	453	0.55	25.81	(0.25)	23
12/31/2002	(2.40)	98	0.55	77.92	(0.49)	–

NOTES TO FINANCIAL HIGHLIGHTS

(a)  Per share information is calculated based on average number of shares outstanding.

(b)  Select+ Aggressive (the "Fund") commenced operations on December 5, 2002.

(c)  Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.

(d)  Ratio of Net Expenses to Average Net Assets is net of fee waivers and reimbursements by the investment adviser, if any (see note 2).

(e)  Ratio of Total Expenses to Average Net Assets includes all expenses before fee waivers and reimbursements by the investment adviser.

(f)  Annualized.

(g)  Not annualized for periods of less than one year.

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

5

Select+ Aggressive

NOTES TO FINANCIAL STATEMENTS
At June30, 2005
(all amounts in thousands)
(unaudited)

NOTE 1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The AEGON/Transamerica Series Trust ("ATST") is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. ATST serves as a funding vehicle for variable life insurance, variable annuity and group annuity products. Select+ Aggressive ("the Fund"), part of ATST, began operations on December5, 2002.

Effective May1, 2005, AEGON/Transamerica Series Fund, Inc. changed its name to AEGON/Transamerica Series Trust.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties, which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

See the Prospectus and Statement of Additional Information for a description of the Fund's investment objective.

In preparing the Fund's financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP"), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following policies were consistently followed by the Fund, in accordance with GAAP.

Pricing of shares: The Fund prices its shares on the basis of the net asset value of the Fund, which is determined as of the close of the NewYork Stock Exchange ("NYSE") (generally 4:00p.m. Eastern Time) on each day on which the NYSE is open for trading.

Security valuations: The Fund's investments are valued at the net asset values of the underlying portfolios. The net asset values of the underlying portfolios are determined at the close of the NYSE (generally 4:00p.m. eastern time) on the valuation date.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income is recorded on the ex-dividend date. Dividends and net realized gain (loss) from investment securities for the Fund are from investments in shares of affiliated investment companies.

Dividend distributions: Dividends and capital gains distributions are typically declared and reinvested annually and are generally paid and reinvested on the business day following the ex-date.

NOTE 2.  RELATED PARTY TRANSACTIONS

Transamerica Fund Advisors, Inc. ("TFAI") is the Fund's investment adviser. Transamerica Fund Services, Inc. ("TFS") is the Fund's administrator and transfer agent. AFSG Securities Corp. ("AFSG") is the Fund's distributor. AFSG is 100% owned by AUSA Holding Company ("AUSA"). TFAI is a directly owned subsidiary of Western Reserve Life Assurance Co. of Ohio ("WRL")(78%) and AUSA (22%). TFS is a wholly owned subsidiary of WRL (50%) and AUSA (50%). AUSA and WRL are wholly owned indirect subsidiaries of AEGON, NV, a Netherlands corporation.

Effective January1, 2005 AEGON/Transamerica Fund Advisors, Inc. ("ATFA") was renamed Transamerica Fund Advisors, Inc. ("TFAI"); AEGON/Transamerica Fund Services, Inc. ("ATFS") and AEGON/Transamerica Investor Services, Inc. ("ATIS") merged into one entity and was renamed Transamerica Fund Services, Inc. ("TFS").

Certain officers and trustees of the Fund are also officers and/or trustees of TFAI, TFS, AFSG and WRL. No affiliated officer or trustee receives any compensation directly from the Fund.

Transamerica Investment Management, LLC is an affiliate of the Fund and sub-adviser to other funds within ATST.

At June 30, 2005, the average weighted annualized expense ratio of the underlying funds was 0.86%.

Investment advisory fee: The Fund pays management fees to TFAI based on average daily net assets ("ANA") at the following rate:

0.10% of ANA

TFAI has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

0.55% Expense Limit

If total fund expenses fall below the annual expense limitation agreement agreed to by the adviser within the succeeding three years, the Fund may be required to pay the adviser a portion or all of the waived advisory fees.

	Advisory Fee Waived	Available for Recapture Through
Fiscal Year 2003	$53	12/31/2006
Fiscal Year 2004	29	12/31/2007

Distribution and service fees: The Fund adopted a distribution plan ("Distribution Plan") pursuant to Rule12b-1 under the Investment Company Act of 1940, as amended. Pursuant to the Distribution Plan, ATST entered into a Distribution Agreement with AFSG effective May1, 1999.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

Select+ Aggressive6

6

Select+ Aggressive

NOTES TO FINANCIAL STATEMENTS (continued)
At June30, 2005
(all amounts in thousands)
(unaudited)

NOTE 2.–(continued)

Under the Distribution Plan and Distribution Agreement, AFSG, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund's shares, amounts equal to actual expenses associated with distributing the shares.

The Fund is authorized under the 12b-1 plan to pay fees up to the following limit of 0.15%.

AFSG has determined that it will not seek payment by the Fund of the distribution expenses incurred before April30, 2006. Prior to AFSG seeking reimbursement of future expenses, policy and contract owners will be notified in advance.

Administrative services: The Fund has entered into an agreement with TFS for financial and legal fund administration services, which includes such items as compliance, expenses, financial statements and other reporting, distributions, tax returns, prospectus preparation, board of trustees meeting support, transfer agency and other legal matters. The Fund pays TFS an annual fee of 0.02% of average net assets. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.

Deferred compensation plan: Each eligible Fund Trustee may elect participation in the Deferred Compensation Plan for Trustees of ATST ("the Plan"). Under the Plan, such Trustees may defer payment of a percentage of their total fees earned as a Fund Trustee. These deferred amounts may be invested in any portfolio of Transamerica IDEX Mutual Funds, an affiliate of the Fund. At June30, 2005, the value of invested plan amounts was less than $1. Invested plan amounts and the total liability for deferred compensation to the Trustees under the Plan at June 30, 2005, are included in Net Assets in the accompanying Statement of Assets and Liabilities.

NOTE 3.  INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the six months ended June30, 2005, were as follows:

Purchases of securities:
Long-Term excluding U.S. Government	$5
U.S. Government	–
Proceeds from maturities and sales of securities
Long-Term excluding U.S. Government	6
U.S. Government	–

NOTE 4.  FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments for items including, but not limited to, distributions from underlying investment companies and wash sales.

The aggregate cost of investments and composition of unrealized appreciation (depreciation) for federal income tax purposes as of June30, 2005, are as follows:

Federal Tax Cost Basis	$368
Unrealized Appreciation	$87
Unrealized (Depreciation)	–
Net Unrealized Appreciation (Depreciation)	$87

NOTE 5.  REGULATORY PROCEEDINGS

There continues to be significant federal and state regulatory activity relating to financial services companies, particularly mutual fund companies and their investment advisers. As part of an ongoing investigation regarding potential market timing, recordkeeping and trading compliance issues and matters affecting the Fund's investment adviser, TFAI, and certain employees and affiliates of TFAI, the SEC staff has indicated that it is likely to take some action against TFAI and certain of its affiliates at the conclusion of the investigation. The potential timing and the scope of any such action is difficult to predict. Although the impact of any action brought against TFAI and/or its affiliates is difficult to assess at the present time, the Fund currently believes that the likelihood that any such action will have a material adverse impact on it is remote. It is important to note that the Fund is not aware of any allegation of wrongdoing against it and its Board at the time this semi-annual report is printed. Although it is not anticipated that these developments will have an adverse impact on the Fund, there can be no assurance at this time. TFAI and its affiliates are actively working with the SEC in regard to this matter; however, the exact resolution cannot be determined at this time. TFAI will take such actions that it deems necessary or appropriate to continue providing management services to the Fund and to bring all matters to an appropriate conclusion. TFAI and/or its affiliates, and not the Fund, will bear the costs regarding these regulatory matters.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

Select+ Aggressive7

7

Select+ Aggressive

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS – REVIEW AND RENEWAL (unaudited)

At a meeting of the Board of Trustees of AEGON/Transamerica Series Trust ("ATST") held on October6, 2004, the Board considered and approved the renewal for a one-year period of the Investment Advisory Agreement between Select+ Aggressive (the "Portfolio") and Transamerica Fund Advisors, Inc. ("TFAI") as well as the Investment Sub-Advisory Agreement of the Portfolio between TFAI and Morgan Asset Management, Inc. (the "Sub-Adviser"). In approving the renewal of these agreements, the Board concluded that the Investment Advisory and Investment Sub-Advisory Agreements enable shareholders of the Portfolio to obtain high quality services at a cost that is appropriate, reasonable, and in the best interests of shareholders based upon the following determinations, among others:

The nature, extent and quality of the advisory service to be provided. The Board considered the nature and quality of the services provided by TFAI and the Sub-Adviser to the Portfolio in the past, as well as the services anticipated to be provided in the future. The Board concluded that TFAI and the Sub-Adviser are capable of providing high quality services to the Portfolio, as indicated by TFAI's management capabilities demonstrated with respect to the Portfolio and other portfolios managed by TFAI, TFAI's management oversight process, and the professional qualifications and experience of the Sub-Adviser's portfolio management team. The Board also concluded that TFAI and the Sub-Adviser would provide the same quality and quantity of investment management and related services as before, that these services are appropriate in scope and extent in light of the Portfolio's operations, the competitive landscape of the investment company business and investor needs, and that TFAI's and the Sub-Adviser's obligations will remain the same in all respects.

The investment performance of the Portfolio. The Board concluded, based in particular on information provided by Lipper Analytics, that the Portfolio's investment performance was competitive relative to comparable portfolios over the past year. On the basis of the Trustees' assessment of the nature, extent and quality of investment advisory and related services to be provided or procured by TFAI and the Sub-Adviser, the Trustees concluded that TFAI and the Sub-Adviser were capable of generating a level of long-term investment performance that is appropriate in light of the Portfolio's investment objective, policies and strategies and competitive with many other investment companies.

The cost of advisory services provided and the level of profitability. On the basis of the Board's review of the fees to be charged by TFAI and the Sub-Adviser for investment advisory and related services, TFAI's financial statements, the fees paid by TFAI to the Sub-Adviser, TFAI's estimated net management income resulting from its management of the Portfolio, and the estimated profitability of TFAI's relationships with the Portfolio and ATST, the Board concluded that the level of investment advisory fees and the profitability is appropriate in light of the services provided, the management fees and overall expense ratios of comparable investment companies, and the anticipated profitability of the relationship between the Portfolio, TFAI and the Sub-Adviser. Further, on the basis of comparative information supplied by Lipper Analytics, the Board determined that the advisory fees and estimated overall expense ratio of the Portfolio were consistent with industry averages.

The extent to which economies of scale would be realized as the Portfolio grows and whether fee levels reflect these economies of scale for the benefit of Portfolio investors. The Board concluded that the advisory fees appropriately reflect the Portfolio's current size, the current economic environment for TFAI, and the competitive nature of the investment company market. While the investment advisory fees do not reduce should Portfolio assets grow meaningfully, the Board determined that the investment advisory fees already reflect potential future economies of scale to some extent by virtue of their competitive levels determined with reference to industry standards as reported by Lipper Analytics and the estimated profitability at current or foreseeable asset levels. In addition, the Board noted that it will have the opportunity to periodically re-examine whether the Portfolio has achieved economies of scale, as well as the appropriateness of advisory fees payable to TFAI and the Sub-Adviser, in the future.

Benefits (such as soft dollars) to TFAI or the Sub-Adviser from its relationship with the Portfolio. The Board concluded that other benefits derived by TFAI or the Sub-Adviser from its relationship with the Portfolio are reasonable and fair, and are consistent with industry practice and the best interests of the Portfolio and its shareholders. In this regard, the Board noted that neither TFAI nor the Sub-Adviser realizes "soft dollar" benefits from its relationship with the Portfolio.

Other considerations. The Board also determined that TFAI had made a substantial commitment to the recruitment and retention of high quality personnel, and maintained the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and its shareholders. The Trustees also concluded that TFAI and its affiliates had made a significant entrepreneurial commitment to the management and success of the Portfolio, reflected by expense limitation and fee waiver arrangements with the Portfolio which, as demonstrated in the past with the Portfolio, may result in TFAI and its affiliates waiving a substantial amount of fees for the benefit of shareholders.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

Select+ Aggressive 8

8

Select+ Aggressive

SUPPLEMENTAL INFORMATION (unaudited)
RESULTS OF SHAREHOLDER PROXY

At a special meeting of shareholders held on April19, 2005, the results of the Proposals were as follows:

Proposal 1:  Approval of an Agreement and Plan of Reorganization pursuant to which AEGON/Transamerica Series Fund, Inc. will reorganize as a Delaware statutory trust.

For	Against	Abstentions/Broker Non-Votes
32,578.510	0	0

Proposal 2:  Approval of changes to the fundamental investment restrictions of Select+ Aggressive as follows:

A. Diversification	For	Against	Abstentions/Broker Non-Votes
	32,578.510	0	0
B. Borrowing	For	Against	Abstentions/Broker Non-Votes
	32,578.510	0	0
C. Senior Securities	For	Against	Abstentions/Broker Non-Votes
	32,578.510	0	0
D. Underwriting Securities	For	Against	Abstentions/Broker Non-Votes
	32,578.510	0	0
E. Real Estate	For	Against	Abstentions/Broker Non-Votes
	32,578.510	0	0
F. Making Loans	For	Against	Abstentions/Broker Non-Votes
	32,578.510	0	0
G. Concentration	For	Against	Abstentions/Broker Non-Votes
	32,578.510	0	0
H. Commodities	For	Against	Abstentions/Broker Non-Votes
	32,578.510	0	0

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

Select+ Aggressive9

9

Select+ Conservative

UNDERSTANDING YOUR FUND'S EXPENSES
(unaudited)

SHAREHOLDER EXPENSES

The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at January 1, 2005 and held for the entire period until June 30, 2005.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, note that the expenses shown in the table are meant to highlight your ongoing costs and do not reflect any transaction costs.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period (a)
Actual	$1,000.00	$1,012.50	0.55%	$2.74
Hypothetical (b)	1,000.00	1,022.07	0.55	2.76

(a)  Expenses are calculated using each Fund's annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by number of days in the period (181 days), and divided by the number of days in the year (365 days).

(b)  5% return per year before expenses.

GRAPHICAL PRESENTATION OF SCHEDULE OF INVESTMENTS
By Investment Type
At June 30, 2005

This chart shows the percentage breakdown by investment type of the Fund's total investment securities.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

1

Select+ Conservative

SCHEDULE OF INVESTMENTS
At June 30, 2005
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
INVESTMENT COMPANIES (100.1%) (a)
Aggressive Equity (7.2%)
Third Avenue Value, Initial Class	14,558	$326
Capital Preservation (4.3%)
Transamerica Money Market, Initial Class	196,886	197
Fixed-Income (65.9%)
MFS High Yield, Initial Class	66,322	700
PIMCO Total Return, Initial Class	147,899	1,685
Transamerica US Government Securities, Initial Class	48,949	617
Growth Equity (22.7%)
T. Rowe Price Equity Income, Initial Class	24,762	526
T. Rowe Price Growth Stock, Initial Class	23,680	506
Total Investment Companies (cost: $4,044)		4,557
Total Investment Securities (cost: $4,044)		$4,557
SUMMARY:
Investments, at value	100.1%	$4,557
Liabilities in excess of other assets	(0.1)%	(3)
Net assets	100.0%	$4,554

NOTES TO SCHEDULE OF INVESTMENTS:

(a)  The portfolios are part of AEGON/Transamerica Series Trust, and are affiliates of the Fund.

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

2

Select+ Conservative

STATEMENT OF ASSETS AND LIABILITIES
At June 30, 2005
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
Investment in affiliated investment companies, at value (cost: $4,044)	$4,557
Receivables:
Investment securities sold	5
Due from investment advisor	1
4,563
Liabilities:
Accounts payable and accrued liabilities:
Shares redeemed	5
Other	4
9
Net Assets	$4,554
Net Assets Consist of:
Capital stock, 50,000 shares authorized ($.01 par value)	$4
Additional paid-in capital	3,904
Undistributed net investment income (loss)	79
Undistributed net realized gain (loss) from investment in affiliated investment companies	54
Net unrealized appreciation (depreciation) on investment in affiliated investment companies	513
Net Assets	$4,554
Shares Outstanding	375
Net Asset Value and Offering Price Per Share	$12.13

STATEMENT OF OPERATIONS
For the period ended June 30, 2005
(all amounts in thousands)
(unaudited)

Investment Income:
Dividends from affiliated investment companies	$2
Expenses:
Management and advisory fees	2
Custody fees	10
Audit fees	7
Administration fees	1
Total expenses	20
Less:
Advisory fee waiver and expense reimbursement	(8)
Net expenses	12
Net Investment Income (Loss)	(10)
Net Realized and Unrealized Gain (Loss)
Realized gain (loss) from investment in affiliated investment companies	18
Increase (decrease) in unrealized appreciation (depreciation) on investment in affiliated investment companies	50
Net Gain (Loss) on Investment in Affiliated investment companies	68
Net Increase (Decrease) in Net Assets Resulting from Operations	$58

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

3

Select+ Conservative

STATEMENTS OF CHANGES IN NET ASSETS
For the period or year ended
(all amounts in thousands)

	June 30, 2005 (unaudited)	December 31, 2004
Increase (Decrease) In Net Assets From:
Operations:
Net investment income (loss)	$(10)	$65
Net realized gain (loss) from investment in affiliated investment companies	18	61
Net unrealized appreciation (depreciation) on investment in affiliated investment companies	50	179
	58	305
Distributions to Shareholders:
From net investment income	–	(18)
From net realized gains	–	(10)
	–	(28)
Capital Share Transactions:
Proceeds from shares sold	87	847
Dividends and distributions reinvested	–	27
Cost of shares redeemed	(146)	(302)
	(59)	572
Net increase (decrease) in net assets	(1)	849
Net Assets:
Beginning of period	4,555	3,706
End of period	$4,554	$4,555
Undistributed Net Investment Income (Loss)	$79	$89

	June 30, 2005 (unaudited)	December 31, 2004
Share Activity:
Shares issued	7	74
Shares issued-reinvested from distributions	–	2
Shares redeemed	(12)	(26)
Net increase (decrease) in shares outstanding	(5)	50

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

4

Select+ Conservative

FINANCIAL HIGHLIGHTS

(unaudited for the period ended June 30, 2005)

	For a share outstanding throughout each period (a)
	Net Asset	Investment Operations			Distributions			Net Asset
For the Period Ended (b)	Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total Operations	From Net Investment Income	From Net Realized Gains	Total Distributions	Value, End of Period
6/30/2005	$11.98	$(0.03)	$0.18	$0.15	$–	$–	$–	$12.13
12/31/2004	11.24	0.19	0.63	0.82	(0.05)	(0.03)	(0.08)	11.98
12/31/2003	10.03	0.08	1.13	1.21	–	–	–	11.24
12/31/2002	10.00	–	0.03	0.03	–	–	–	10.03

		Ratios/Supplemental Data
For the Period	Total	Net Assets, End of Period	Ratio of Expenses to Average Net Assets (f)		Net Investment Income (Loss) to Average	Portfolio Turnover
Ended (b)	Return (c)(g)	(000's)	Net (d)	Total (e)	Net Assets (f)	Rate (g)
6/30/2005	1.25%	$4,554	0.55%	0.89%	(0.45)%	2%
12/31/2004	7.34	4,555	0.55	1.00	1.62	8
12/31/2003	12.06	3,706	0.55	2.49	0.73	6
12/31/2002	0.30	112	0.55	72.67	(0.49)	–

NOTES TO FINANCIAL HIGHLIGHTS

(a)  Per share information is calculated based on average number of shares outstanding.

(b)  The inception date for Select+ Conservative (the "Fund") is December 5, 2002.

(c)  Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.

(d)  Ratio of Net Expenses to Average Net Assets is net of fee waivers and reimbursements by the investment adviser, if any (see note 2).

(e)  Ratio of Total Expenses to Average Net Assets includes all expenses before fee waivers and reimbursements by the investment adviser.

(f)  Annualized.

(g)  Not annualized for periods of less than one year.

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

5

Select+ Conservative

NOTES TO FINANCIAL STATEMENTS
At June 30, 2005
(all amounts in thousands)
(unaudited)

NOTE 1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The AEGON/Transamerica Series Trust ("ATST") is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. ATST serves as a funding vehicle for variable life insurance, variable annuity and group annuity products. Select+ Conservative ("the Fund"), part of ATST, began operations on December 5, 2002.

Effective May 1, 2005, AEGON/Transamerica Series Fund, Inc. changed its name to AEGON/Transamerica Series Trust.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties, which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

See the Prospectus and Statement of Additional Information for a description of the Fund's investment objective.

In preparing the Fund's financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP"), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following policies were consistently followed by the Fund, in accordance with GAAP.

Pricing of shares: The Fund prices its shares on the basis of the net asset value of the Fund, which is determined as of the close of the New York Stock Exchange ("NYSE") (generally 4:00 p.m. Eastern Time) on each day on which the NYSE is open for trading.

Security valuations: The Fund's investments are valued at the net asset values of the underlying portfolios of ATST. The net asset values of the underlying portfolios are determined at the close of the NYSE (generally 4:00 p.m. eastern time) on the valuation date.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income is recorded on the ex-dividend date. Dividends and net realized gain (loss) from investment securities for the Fund are from investments in shares of affiliated investment companies.

Dividend distributions: Dividends and capital gains distributions are typically declared and reinvested annually and are generally paid and reinvested on the business day following the ex-date.

NOTE 2.  RELATED PARTY TRANSACTIONS

Transamerica Fund Advisors, Inc. ("TFAI") is the Fund's investment adviser. Transamerica Fund Services, Inc. ("TFS") is the Fund's administrator and transfer agent. AFSG Securities Corp. ("AFSG") is the Fund's distributor. AFSG is 100% owned by AUSA Holding Company ("AUSA"). TFAI is a directly owned subsidiary of Western Reserve Life Assurance Co. of Ohio ("WRL") (78%) and AUSA (22%). TFS is a wholly owned subsidiary of WRL (50%) and AUSA (50%). AUSA and WRL are wholly owned indirect subsidiaries of AEGON, NV, a Netherlands corporation.

Effective January 1, 2005 AEGON/Transamerica Fund Advisors, Inc. ("ATFA") was renamed Transamerica Fund Advisors, Inc. ("TFAI"); AEGON/Transamerica Fund Services, Inc. ("ATFS") and AEGON/Transamerica Investor Services, Inc. ("ATIS") merged into one entity and was renamed Transamerica Fund Services, Inc. ("TFS").

Certain officers and trustees of the Fund are also officers and/or trustees of TFAI, TFS, AFSG and WRL. No affiliated officer or trustee receives any compensation directly from the Fund.

Transamerica Investment Management, LLC and Great Companies LLC are both affiliates of the Fund and sub-advisers to other funds within ATST.

At June 30, 2005, the average weighted annualized expense ratio of the underlying funds was 0.75%.

Investment advisory fee: The Fund pays management fees to TFAI based on average daily net assets ("ANA") at the following rate:

0.10% of ANA

TFAI has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

0.55% Expense Limit

If total fund expenses fall below the annual expense limitation agreement agreed to by the adviser within the succeeding three years, the Fund may be required to pay the adviser a portion or all of the waived advisory fees.

	Advisory Fee Waived	Available for Recapture Through
Fiscal Year 2003	$47	12/31/2006
Fiscal Year 2004	18	12/31/2007

Distribution and service fees: The Fund adopted a distribution plan ("Distribution Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. Pursuant to the Distribution Plan, ATST entered into a Distribution Agreement with AFSG effective May 1, 1999.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

6

Select+ Conservative

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2005
(all amounts in thousands)
(unaudited)

NOTE 2.–(continued)

Under the Distribution Plan and Distribution Agreement, AFSG, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund's shares, amounts equal to actual expenses associated with distributing the shares.

The Fund is authorized under the 12b-1 plan to pay fees up to the following limit of 0.15%.

AFSG has determined that it will not seek payment by the Fund of the distribution expenses incurred before April 30, 2006. Prior to AFSG seeking reimbursement of future expenses, policy and contract owners will be notified in advance.

Administrative services: The Fund has entered into an agreement with TFS for financial and legal fund administration services, which includes such items as compliance, expenses, financial statements and other reporting, distributions, tax returns, prospectus preparation, board of trustees meeting support, transfer agency and other legal matters. The Fund pays TFS an annual fee of 0.02% of average net assets. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.

Deferred compensation plan: Each eligible Fund Trustee may elect participation in the Deferred Compensation Plan for Trustees of ATST ("the Plan"). Under the Plan, such Trustees may defer payment of a percentage of their total fees earned as a Fund Trustee. These deferred amounts may be invested in any portfolio of Transamerica IDEX Mutual Funds, an affiliate of the Fund. At June 30, 2005, the value of invested plan amounts was less than $1. Invested plan amounts and the total liability for deferred compensation to the Trustees under the Plan at June 30, 2005, are included in Net Assets in the accompanying Statement of Assets and Liabilities.

NOTE 3.  INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the six months ended June 30, 2005, were as follows:

Purchases of securities:
Long-Term excluding U.S. Government	$88
U.S. Government	–
Proceeds from maturities and sales of securities
Long-Term excluding U.S. Government	155
U.S. Government	–

NOTE 4.  FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments for items including, but not limited to, distributions from underlying companies and wash sales.

The aggregate cost of investments and composition of unrealized appreciation (depreciation) for federal income tax purposes as of June 30, 2005, are as follows:

Federal Tax Cost Basis	$4,045
Unrealized Appreciation	$512
Unrealized (Depreciation)	–
Net Unrealized Appreciation (Depreciation)	$512

NOTE 5.  REGULATORY PROCEEDINGS

There continues to be significant federal and state regulatory activity relating to financial services companies, particularly mutual fund companies and their investment advisers. As part of an ongoing investigation regarding potential market timing, recordkeeping and trading compliance issues and matters affecting the Fund's investment adviser, TFAI, and certain employees and affiliates of TFAI, the SEC staff has indicated that it is likely to take some action against TFAI and certain of its affiliates at the conclusion of the investigation. The potential timing and the scope of any such action is difficult to predict. Although the impact of any action brought against TFAI and/or its affiliates is difficult to assess at the present time, the Fund currently believes that the likelihood that any such action will have a material adverse impact on it is remote. It is important to note that the Fund is not aware of any allegation of wrongdoing against it and its Board at the time this semiannual report is printed. Although it is not anticipated that these developments will have an adverse impact on the Fund, there can be no assurance at this time. TFAI and its affiliates are actively working with the SEC in regard to this matter; however, the exact resolution cannot be determined at this time. TFAI will take such actions that it deems necessary or appropriate to continue providing management services to the Fund and to bring all matters to an appropriate conclusion. TFAI and/or its affiliates, and not the Fund, will bear the costs regarding these regulatory matters.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

7

Select+ Conservative

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS – REVIEW AND RENEWAL (unaudited)

At a meeting of the Board of Trustees of AEGON/Transamerica Series Trust ("ATST") held on October 6, 2004, the Board considered and approved the renewal for a one-year period of the Investment Advisory Agreement between Select + Conservative (the "Portfolio") and Transamerica Fund Advisors, Inc. ("TFAI") as well as the Investment Sub-Advisory Agreement of the Portfolio between TFAI and Morgan Asset Management, Inc. (the "Sub-Adviser"). In approving the renewal of these agreements, the Board concluded that the Investment Advisory and Investment Sub-Advisory Agreements enable shareholders of the Portfolio to obtain high quality services at a cost that is appropriate, reasonable, and in the best interests of shareholders based upon the following determinations, among others:

The nature, extent and quality of the advisory service to be provided. The Board considered the nature and quality of the services provided by TFAI and the Sub-Adviser to the Portfolio in the past, as well as the services anticipated to be provided in the future. The Board concluded that TFAI and the Sub-Adviser are capable of providing high quality services to the Portfolio, as indicated by TFAI's management capabilities demonstrated with respect to the Portfolio and other portfolios managed by TFAI, TFAI's management oversight process, and the professional qualifications and experience of the Sub-Adviser's portfolio management team. The Board also concluded that TFAI and the Sub-Adviser would provide the same quality and quantity of investment management and related services as before, that these services are appropriate in scope and extent in light of the Portfolio's operations, the competitive landscape of the investment company business and investor needs, and that TFAI's and the Sub-Adviser's obligations will remain the same in all respects.

The investment performance of the Portfolio. The Board concluded, based in particular on information provided by Lipper Analytics, that the Portfolio's investment performance was acceptable relative to comparable portfolios over the past year and to the Portfolio's benchmark index over the past year. On the basis of the Trustees' assessment of the nature, extent and quality of investment advisory and related services to be provided or procured by TFAI and the Sub-Adviser, the Trustees concluded that TFAI and the Sub-Adviser were capable of generating a level of long-term investment performance that is appropriate in light of the Portfolio's investment objective, policies and strategies and competitive with many other investment companies.

The cost of advisory services provided and the level of profitability. On the basis of the Board's review of the fees to be charged by TFAI and the Sub-Adviser for investment advisory and related services, TFAI's financial statements, the fees paid by TFAI to the Sub-Adviser, TFAI's estimated net management income resulting from its management of the Portfolio, and the estimated profitability of TFAI's relationships with the Portfolio and ATST, the Board concluded that the level of investment advisory fees and the profitability is appropriate in light of the services provided, the management fees and overall expense ratios of comparable investment companies, and the anticipated profitability of the relationship between the Portfolio, TFAI and the Sub-Adviser. Further, on the basis of comparative information supplied by Lipper Analytics, the Board determined that the advisory fees and estimated overall expense ratio of the Portfolio were consistent with industry averages.

The extent to which economies of scale would be realized as the Portfolio grows and whether fee levels reflect these economies of scale for the benefit of Portfolio investors. The Board concluded that the advisory fees appropriately reflect the Portfolio's current size, the current economic environment for TFAI, and the competitive nature of the investment company market. While the investment advisory fees do not reduce should Portfolio assets grow meaningfully, the Board determined that the investment advisory fees already reflect potential future economies of scale to some extent by virtue of their competitive levels determined with reference to industry standards as reported by Lipper Analytics and the estimated profitability at current or foreseeable asset levels. In addition, the Board noted that it will have the opportunity to periodically re-examine whether the Portfolio has achieved economies of scale, as well as the appropriateness of advisory fees payable to TFAI and the Sub-Adviser, in the future.

Benefits (such as soft dollars) to TFAI or the Sub-Adviser from its relationship with the Portfolio. The Board concluded that other benefits derived by TFAI or the Sub-Adviser from its relationship with the Portfolio are reasonable and fair, and are consistent with industry practice and the best interests of the Portfolio and its shareholders. In this regard, the Board noted that neither TFAI nor the Sub-Adviser realizes "soft dollar" benefits from its relationship with the Portfolio.

Other considerations. The Board also determined that TFAI had made a substantial commitment to the recruitment and retention of high quality personnel, and maintained the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and its shareholders. The Trustees also concluded that TFAI and its affiliates had made a significant entrepreneurial commitment to the management and success of the Portfolio, reflected by expense limitation and fee waiver arrangements with the Portfolio which, as demonstrated in the past with the Portfolio, may result in TFAI and its affiliates waiving a substantial amount of fees for the benefit of shareholders.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

8

Select+ Conservative

SUPPLEMENTAL INFORMATION (unaudited)
RESULTS OF SHAREHOLDER PROXY

At a special meeting of shareholders held on April 19, 2005, the results of the Proposals were as follows:

Proposal 1:  Approval of an Agreement and Plan of Reorganization pursuant to which AEGON/Transamerica Series Fund, Inc. will reorganize as a Delaware statutory trust.

For	Against	Abstentions/Broker Non-Votes
380,363.640	0	0

Proposal 2:  Approval of changes to the fundamental investment restrictions of Select+ Conservative as follows:

A. Diversification	For	Against	Abstentions/Broker Non-Votes
	380,363.640	0	0
B. Borrowing	For	Against	Abstentions/Broker Non-Votes
	380,363.640	0	0
C. Senior Securities	For	Against	Abstentions/Broker Non-Votes
	380,363.640	0	0
D. Underwriting Securities	For	Against	Abstentions/Broker Non-Votes
	380,363.640	0	0
E. Real Estate	For	Against	Abstentions/Broker Non-Votes
	380,363.640	0	0
F. Making Loans	For	Against	Abstentions/Broker Non-Votes
	380,363.640	0	0
G. Concentration	For	Against	Abstentions/Broker Non-Votes
	380,363.640	0	0
H. Commodities	For	Against	Abstentions/Broker Non-Votes
	380,363.640	0	0

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

9

Select+ Growth & Income

UNDERSTANDING YOUR FUND'S EXPENSES
(unaudited)

SHAREHOLDER EXPENSES

The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at January 1, 2005 and held for the entire period until June 30, 2005.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, note that the expenses shown in the table are meant to highlight your ongoing costs and do not reflect any transaction costs.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period (a)
Actual	$1,000.00	$1,006.80	0.55%	$2.74
Hypothetical (b)	1,000.00	1,022.07	0.55	2.76

(a)  Expenses are calculated using the Fund's annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by number of days in the period (181 days), and divided by the number of days in the year (365 days).

(b)  5% return per year before expenses.

GRAPHICAL PRESENTATION OF SCHEDULE OF INVESTMENTS
By Investment Type
At June 30, 2005

This chart shows the percentage breakdown by investment type of the Fund's total investment securities.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

1

Select+ Growth & Income

SCHEDULE OF INVESTMENTS
At June 30, 2005
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
INVESTMENT COMPANIES (100.0%) (a)
Aggressive Equity (13.1%)
Third Avenue Value, Initial Class	41,520	$929
Capital Preservation (4.0%)
Transamerica Money Market, Initial Class	281,139	281
Fixed-Income (30.8%)
MFS High Yield, Initial Class	63,686	673
PIMCO Total Return, Initial Class	132,627	1,511
Growth Equity (41.5%)
T. Rowe Price Equity Income, Initial Class	35,308	750
T. Rowe Price Growth Stock, Initial Class	84,477	1,804
Transamerica Equity, Initial Class (b)	18,722	391

	Shares	Value
World Equity (10.6%)
American Century International, Initial Class (b)	88,403	$751
Total Investment Companies (cost: $5,815)		7,090
Total Investment Securities (cost: $5,815)		$7,090
SUMMARY:
Investments, at value	100.0%	$7,090
Liabilities in excess of other assets	(0.0)%	(6)
Net assets	100.0%	$7,084

NOTES TO SCHEDULE OF INVESTMENTS:

(a)  The portfolios are part of AEGON/Transamerica Series Trust, and are affiliates of the Fund.

(b)  No dividends were paid during the preceding twelve months.

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

2

Select+ Growth & Income

STATEMENT OF ASSETS AND LIABILITIES
At June 30, 2005
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
Investment in affiliated investment companies, at value (cost: $5,815)	$7,090
Receivables:
Investment securities sold	8
Dividends	1
7,099
Liabilities:
Investment securities purchased	1
Accounts payable and accrued liabilities:
Shares redeemed	8
Management and advisory fee	2
Other	4
15
Net Assets	$7,084
Net Assets Consist of:
Capital stock, 50,000 shares authorized ($.01 par value)	$5
Additional paid-in capital	5,566
Undistributed net investment income (loss)	70
Undistributed net realized gain (loss) from investment in affiliated investment companies	168
Net unrealized appreciation (depreciation) on investment in affiliated investment companies	1,275
Net Assets	$7,084
Shares Outstanding	534
Net Asset Value and Offering Price Per Share	$13.26

STATEMENT OF OPERATIONS
For the period ended June 30, 2005
(all amounts in thousands)
(unaudited)

Investment Income:
Dividends from affiliated investment companies	$3
Expenses:
Management and advisory fees	4
Custody fees	10
Administration fees	1
Audit fees	7
Total expenses	22
Less:
Advisory fee waiver and expense reimbursement	(3)
Net expenses	19
Net Investment Income (Loss)	(16)
Net Realized and Unrealized Gain (Loss)
Realized gain (loss) from investment in affiliated investment companies	46
Increase (decrease) in unrealized appreciation (depreciation) on investment in affiliated investment companies	12
Net Gain (Loss) on Investment in Affiliated Investment Companies	58
Net Increase (Decrease) in Net Assets Resulting from Operations	$42

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

3

Select+ Growth & Income

STATEMENTS OF CHANGES IN NET ASSETS
For the period or year ended
(all amounts in thousands)

	June 30, 2005 (unaudited)	December 31, 2004
Increase (Decrease) in Net Assets From:
Operations:
Net investment income (loss)	$(16)	$48
Net realized gain (loss) from investment in affiliated investment companies	46	160
Net unrealized appreciation (depreciation) on investment in affiliated investment companies	12	467
	42	675
Distributions to Shareholders:
From net investment income	–	(3)
From net realized gains	–	(25)
	–	(28)
Capital Share Transactions:
Proceeds from shares sold	62	1,505
Dividends and distributions reinvested	–	28
Cost of shares redeemed	(210)	(360)
	(148)	1,173
Net increase (decrease) in net assets	(106)	1,820
Net Assets:
Beginning of period	7,190	5,370
End of period	$7,084	$7,190
Undistributed Net Investment Income (Loss)	$70	$86

	June 30, 2005 (unaudited)	December 31, 2004
Share Activity:
Shares issued	4	124
Shares issued-reinvested from distributions	–	2
Shares redeemed	(16)	(30)
Net increase (decrease) in shares outstanding	(12)	96

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

4

Select+ Growth & Income

FINANCIAL HIGHLIGHTS
(unaudited for the period ended June 30, 2005)

	For a share outstanding throughout each period (a)
	Net Asset	Investment Operations			Distributions			Net Asset
For the Period Ended (b)	Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total Operations	From Net Investment Income	From Net Realized Gains	Total Distributions	Value, End of Period
6/30/2005	$13.17	$(0.03)	$0.12	$0.09	$–	$–	$–	$13.26
12/31/2004	11.95	0.09	1.18	1.27	–	(0.05)	(0.05)	13.17
12/31/2003	9.88	0.01	2.06	2.07	–	–	–	11.95
12/31/2002	10.00	–	(0.12)	(0.12)	–	–	–	9.88

		Ratios/Supplemental Data
	For the Period	Total	Net Assets, End of PeriodRatio of Expenses to Average Net Assets (f)		Net Investment Income (Loss) to Average	Portfolio Turnover
Ended (b)	Return (c)(g)	(000's)	Net (d)	Total (e)	Net Assets (f)	Rate (g)
6/30/2005	0.68%	$7,084	0.55%	0.63%	(.46)%	1%
12/31/2004	10.70	7,190	0.55	0.71	0.75	11
12/31/2003	20.95	5,370	0.55	1.64	0.07	15
12/31/2002	(1.20)	1,045	0.55	17.63	(0.49)	–

NOTES TO FINANCIAL HIGHLIGHTS

(a)  Per share information is calculated based on average number of shares outstanding.

(b)  Select+ Growth & Income (the "Fund") commenced operations on December 5, 2002.

(c)  Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.

(d)  Ratio of Net Expenses to Average Net Assets is net of fee waivers and reimbursements by the investment adviser, if any (see note 2).

(e)  Ratio of Total Expenses to Average Net Assets includes all expenses before fee waivers and reimbursements by the investment adviser.

(f)  Annualized.

(g)  Not annualized for periods of less than one year.

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

5

Select+ Growth & Income

NOTES TO FINANCIAL STATEMENTS
At June 30, 2005
(all amounts in thousands)
(unaudited)

NOTE 1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The AEGON/Transamerica Series Trust ("ATST") is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. ATST serves as a funding vehicle for variable life insurance, variable annuity and group annuity products. Select+ Growth & Income ("the Fund"), part of ATST, began operations on December 5, 2002.

Effective May 1, 2005, AEGON/Transamerica Series Fund, Inc. changed its name to AEGON/Transamerica Series Trust.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties, which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

See the Prospectus and Statement of Additional Information for a description of the Fund's investment objective.

In preparing the Fund's financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP"), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following policies were consistently followed by the Fund, in accordance with GAAP.

Pricing of shares: The Fund prices its shares on the basis of the net asset value of the Fund, which is determined as of the close of the New York Stock Exchange ("NYSE") (generally 4:00 p.m. Eastern Time) on each day on which the NYSE is open for trading.

Security valuations: The Fund's investments are valued at the net asset values of the underlying portfolios of ATST. The net asset values of the underlying portfolios are determined at the close of the NYSE (generally 4:00 p.m. eastern time) on the valuation date.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income is recorded on the ex-dividend date. Dividends and net realized gain (loss) from investment securities for the Fund are from investments in shares of affiliated investment companies.

Dividend distributions: Dividends and capital gains distributions are typically declared and reinvested annually and are generally paid and reinvested on the business day following the ex-date.

NOTE 2.  RELATED PARTY TRANSACTIONS

Transamerica Fund Advisors, Inc. ("TFAI") is the Fund's investment adviser. Transamerica Fund Services, Inc. ("TFS") is the Fund's administrator and transfer agent. AFSG Securities Corp. ("AFSG") is the Fund's distributor. AFSG is 100% owned by AUSA Holding Company ("AUSA"). TFAI is a directly owned subsidiary of Western Reserve Life Assurance Co. of Ohio ("WRL") (78%) and AUSA (22%). TFS is a wholly owned subsidiary of WRL (50%) and AUSA (50%). AUSA and WRL are wholly owned indirect subsidiaries of AEGON, NV, a Netherlands corporation.

Effective January 1, 2005 AEGON/Transamerica Fund Advisors, Inc. ("ATFA") was renamed Transamerica Fund Advisors, Inc. ("TFAI"); AEGON/Transamerica Fund Services, Inc. ("ATFS") and AEGON/Transamerica Investor Services, Inc. ("ATIS") merged into one entity and was renamed Transamerica Fund Services, Inc. ("TFS").

Certain officers and trustees of the Fund are also officers and/or trustees of TFAI, TFS, AFSG and WRL. No affiliated officer or trustee receives any compensation directly from the Fund.

Transamerica Investment Management, LLC is an affiliate of the Fund and sub-adviser to other funds within ATST.

At June 30, 2005, the average weighted annualized expense ratio of the underlying funds was 0.82%.

Investment advisory fee: The Fund pays management fees to TFAI based on average daily net assets ("ANA") at the following rate:

0.10% of ANA

TFAI has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

0.55% Expense Limit

If total fund expenses fall below the annual expense limitation agreement agreed to by the adviser within the succeeding three years, the Fund may be required to pay the adviser a portion or all of the waived advisory fees.

	Advisory Fee Waived	Available for Recapture Through
Fiscal Year 2003	$42	12/31/2006
Fiscal Year 2004	10	12/31/2007

Distribution and service fees: The Fund adopted a distribution plan ("Distribution Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. Pursuant to the Distribution Plan,

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

6

Select+ Growth & Income

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2005
(all amounts in thousands)
(unaudited)

NOTE 2.–(continued)

ATST entered into a Distribution Agreement with AFSG effective May 1, 1999.

Under the Distribution Plan and Distribution Agreement, AFSG, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund's shares, amounts equal to actual expenses associated with distributing the shares.

The Fund is authorized under the 12b-1 plan to pay fees up to the following limit of 0.15%.

AFSG has determined that it will not seek payment by the Fund of the distribution expenses incurred before April 30, 2006. Prior to AFSG seeking reimbursement of future expenses, policy and contract owners will be notified in advance.

Administrative services: The Fund has entered into an agreement with TFS for financial and legal fund administration services, which includes such items as compliance, expenses, financial statements and other reporting, distributions, tax returns, prospectus preparation, board of trustees meeting support, transfer agency and other legal matters. The Fund pays TFS an annual fee of 0.02% of average net assets. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.

Deferred compensation plan: Each eligible Fund Trustee may elect participation in the Deferred Compensation Plan for Trustees of ATST ("the Plan"). Under the Plan, such Trustees may defer payment of a percentage of their total fees earned as a Fund Trustee. These deferred amounts may be invested in any portfolio of Transamerica IDEX Mutual Funds, an affiliate of the Fund. At June 30, 2005, the value of invested plan amounts was less than $1. Invested plan amounts and the total liability for deferred compensation to the Trustees under the Plan at June 30, 2005, are included in Net Assets in the accompanying Statement of Assets and Liabilities.

NOTE 3.  INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the six months ended June 30, 2005, were as follows:

Purchases of securities:
Long-Term excluding U.S. Government	$64
U.S. Government	–
Proceeds from maturities and sales of securities
Long-Term excluding U.S. Government	224
U.S. Government	–

NOTE 4.  FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments for items including, but not limited to, distributions from underlying companies and wash sales.

The aggregate cost of investments and composition of unrealized appreciation (depreciation) for federal income tax purposes as of June 30, 2005, are as follows:

Federal Tax Cost Basis	$5,815
Unrealized Appreciation	$1,275
Unrealized (Depreciation)	–
Net Unrealized Appreciation (Depreciation)	$1,275

NOTE 5.  REGULATORY PROCEEDINGS

There continues to be significant federal and state regulatory activity relating to financial services companies, particularly mutual fund companies and their investment advisers. As part of an ongoing investigation regarding potential market timing, recordkeeping and trading compliance issues and matters affecting the Fund's investment adviser, TFAI, and certain employees and affiliates of TFAI, the SEC staff has indicated that it is likely to take some action against TFAI and certain of its affiliates at the conclusion of the investigation. The potential timing and the scope of any such action is difficult to predict. Although the impact of any action brought against TFAI and/or its affiliates is difficult to assess at the present time, the Fund currently believes that the likelihood that any such action will have a material adverse impact on it is remote. It is important to note that the Fund is not aware of any allegation of wrongdoing against it and its Board at the time this semiannual report is printed. Although it is not anticipated that these developments will have an adverse impact on the Fund, there can be no assurance at this time. TFAI and its affiliates are actively working with the SEC in regard to this matter; however, the exact resolution cannot be determined at this time. TFAI will take such actions that it deems necessary or appropriate to continue providing management services to the Fund and to bring all matters to an appropriate conclusion. TFAI and/or its affiliates, and not the Fund, will bear the costs regarding these regulatory matters.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

7

Select+ Growth & Income

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS – REVIEW AND RENEWAL (unaudited)

At a meeting of the Board of Trustees of AEGON/Transamerica Series Trust ("ATST") held on October 6, 2004, the Board considered and approved the renewal for a one-year period of the Investment Advisory Agreement between Select+ Growth & Income (the "Portfolio") and Transamerica Fund Advisors, Inc. ("TFAI") as well as the Investment Sub-Advisory Agreement of the Portfolio between TFAI and Morgan Asset Management, Inc. (the "Sub-Adviser"). In approving the renewal of these agreements, the Board concluded that the Investment Advisory and Investment Sub-Advisory Agreements enable shareholders of the Portfolio to obtain high quality services at a cost that is appropriate, reasonable, and in the best interests of shareholders based upon the following determinations, among others:

The nature, extent and quality of the advisory service to be provided. The Board considered the nature and quality of the services provided by TFAI and the Sub-Adviser to the Portfolio in the past, as well as the services anticipated to be provided in the future. The Board concluded that TFAI and the Sub-Adviser are capable of providing high quality services to the Portfolio, as indicated by TFAI's management capabilities demonstrated with respect to the Portfolio and other portfolios managed by TFAI, TFAI's management oversight process, and the professional qualifications and experience of the Sub-Adviser's portfolio management team. The Board also concluded that TFAI and the Sub-Adviser would provide the same quality and quantity of investment management and related services as before, that these services are appropriate in scope and extent in light of the Portfolio's operations, the competitive landscape of the investment company business and investor needs, and that TFAI's and the Sub-Adviser's obligations will remain the same in all respects.

The investment performance of the Portfolio. The Board concluded, based in particular on information provided by Lipper Analytics, that the Portfolio's investment performance was acceptable relative to comparable portfolios over the past year and to the Portfolio's benchmark index over the past year. On the basis of the Trustees' assessment of the nature, extent and quality of investment advisory and related services to be provided or procured by TFAI and the Sub-Adviser, the Trustees concluded that TFAI and the Sub-Adviser were capable of generating a level of long-term investment performance that is appropriate in light of the Portfolio's investment objective, policies and strategies and competitive with many other investment companies, although they would continue to monitor the portfolio performance going forward for improvements.

The cost of advisory services provided and the level of profitability. On the basis of the Board's review of the fees to be charged by TFAI and the Sub-Adviser for investment advisory and related services, TFAI's financial statements, the fees paid by TFAI to the Sub-Adviser, TFAI's estimated net management income resulting from its management of the Portfolio, and the estimated profitability of TFAI's relationships with the Portfolio and ATST, the Board concluded that the level of investment advisory fees and the profitability is appropriate in light of the services provided, the management fees and overall expense ratios of comparable investment companies, and the anticipated profitability of the relationship between the Portfolio, TFAI and the Sub-Adviser. Further, on the basis of comparative information supplied by Lipper Analytics, the Board determined that the advisory fees and estimated overall expense ratio of the Portfolio were consistent with industry averages.

The extent to which economies of scale would be realized as the Portfolio grows and whether fee levels reflect these economies of scale for the benefit of Portfolio investors. The Board concluded that the advisory fees appropriately reflect the Portfolio's current size, the current economic environment for TFAI, and the competitive nature of the investment company market. While the investment advisory fees do not reduce should Portfolio assets grow meaningfully, the Board determined that the investment advisory fees already reflect potential future economies of scale to some extent by virtue of their competitive levels determined with reference to industry standards as reported by Lipper Analytics and the estimated profitability at current or foreseeable asset levels. In addition, the Board noted that it will have the opportunity to periodically re-examine whether the Portfolio has achieved economies of scale, as well as the appropriateness of advisory fees payable to TFAI and the Sub-Adviser, in the future.

Benefits (such as soft dollars) to TFAI or the Sub-Adviser from its relationship with the Portfolio. The Board concluded that other benefits derived by TFAI or the Sub-Adviser from its relationship with the Portfolio are reasonable and fair, and are consistent with industry practice and the best interests of the Portfolio and its shareholders. In this regard, the Board noted that neither TFAI nor the Sub-Adviser realizes "soft dollar" benefits from its relationship with the Portfolio.

Other considerations. The Board also determined that TFAI had made a substantial commitment to the recruitment and retention of high quality personnel, and maintained the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and its shareholders. The Trustees also concluded that TFAI and its affiliates had made a significant entrepreneurial commitment to the management and success of the Portfolio, reflected by expense limitation and fee waiver arrangements with the Portfolio which, as demonstrated in the past with the Portfolio, may result in TFAI and its affiliates waiving a substantial amount of fees for the benefit of shareholders.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

8

Select+ Growth & Income

SUPPLEMENTAL INFORMATION (unaudited)
RESULTS OF SHAREHOLDER PROXY

At a special meeting of shareholders held on April 19, 2005, the results of the Proposals were as follows:

Proposal 1:  Approval of an Agreement and Plan of Reorganization pursuant to which AEGON/Transamerica Series Fund, Inc. will reorganize as a Delaware statutory trust.

For	Against	Abstentions/Broker Non-Votes
545,501.720	0	0

Proposal 2:  Approval of changes to the fundamental investment restrictions of Select+ Growth & Income as follows:

A. Diversification	For	Against	Abstentions/Broker Non-Votes
	545,501.720	0	0
B. Borrowing	For	Against	Abstentions/Broker Non-Votes
	545,501.720	0	0
C. Senior Securities	For	Against	Abstentions/Broker Non-Votes
	545,501.720	0	0
D. Underwriting Securities	For	Against	Abstentions/Broker Non-Votes
	545,501.720	0	0
E. Real Estate	For	Against	Abstentions/Broker Non-Votes
	545,501.720	0	0
F. Making Loans	For	Against	Abstentions/Broker Non-Votes
	545,501.720	0	0
G. Concentration	For	Against	Abstentions/Broker Non-Votes
	545,501.720	0	0
H. Commodities	For	Against	Abstentions/Broker Non-Votes
	545,501.720	0	0

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

9

T. Rowe Price Equity Income

UNDERSTANDING YOUR FUND'S EXPENSES
(unaudited)

SHAREHOLDER EXPENSES

The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at January 1, 2005 and held for the entire period until June 30, 2005.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, note that the expenses shown in the table are meant to highlight your ongoing costs and do not reflect any transaction costs.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period (a)
Initial Class
Actual	$1,000.00	$996.70	0.78%	$3.86
Hypothetical (b)	1,000.00	1,020.93	0.78	3.91
Service Class
Actual	1,000.00	995.30	1.04	5.15
Hypothetical (b)	1,000.00	1,019.64	1.04	5.21

(a)  Expenses are calculated using each Fund's annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by number of days in the period (181 days), and divided by the number of days in the year (365 days).

(b)  5% return per year before expenses.

GRAPHICAL PRESENTATION OF SCHEDULE OF INVESTMENTS
By Sector
At June 30, 2005

This chart shows the percentage breakdown by sector of the Fund's total investment securities.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

1

T. Rowe Price Equity Income

SCHEDULE OF INVESTMENTS
At June 30, 2005
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
CONVERTIBLE PREFERRED STOCKS (0.5%)
Communications Equipment (0.2%)
Lucent Technologies, Inc. (a)(b)	1,965	$2,019
Insurance (0.3%)
UnumProvident Corp.	78,400	2,313
Total Convertible Preferred Stocks (cost: $3,455)		4,332
COMMON STOCKS (96.5%)
Aerospace (1.0%)
Lockheed Martin Corp. (b)	148,600	9,640
Amusement & Recreation Services (0.9%)
Disney (Walt) Co. (The)	348,400	8,773
Automotive (0.8%)
General Motors Corp. (b)	47,300	1,608
Genuine Parts Co.	147,650	6,067
Beverages (2.5%)
Anheuser-Busch Cos., Inc.	248,200	11,355
Coca-Cola Co. (The)	291,800	12,183
Business Credit Institutions (0.6%)
Fannie Mae	90,700	5,297
Business Services (0.4%)
Cendant Corp.	185,200	4,143
Chemicals & Allied Products (2.8%)
Clorox Co.	13,400	747
Colgate-Palmolive Co.	220,200	10,990
Dow Chemical Co. (The)	13,000	579
du Pont (E.I.) de Nemours & Co.	155,400	6,684
Great Lakes Chemical Corp.	87,000	2,738
International Flavors & Fragrances, Inc.	112,700	4,082
Commercial Banks (8.8%)
Bank of America Corp.	269,638	12,298
Bank of Ireland	270,800	4,368
Citigroup, Inc.	116,059	5,365
JP Morgan Chase & Co.	529,422	18,699
Mellon Financial Corp.	286,080	8,208
Mercantile Bankshares Corp.	72,500	3,736
National City Corp.	108,800	3,712
Northern Trust Corp.	67,400	3,073
State Street Corp.	173,500	8,371
SunTrust Banks, Inc.	111,500	8,055
Wells Fargo & Co.	67,320	4,146
Wilmington Trust Corp.	47,400	1,707

	Shares	Value
Communication (2.8%)
Comcast Corp.–Class A (a)	374,638	$11,501
EchoStar Communications Corp.–Class A	48,800	1,471
Viacom, Inc.–Class B	400,300	12,818
Communications Equipment (2.3%)
Lucent Technologies, Inc. (a)(b)	473,300	1,377
Motorola, Inc.	414,500	7,569
Nokia Corp., ADR	388,600	6,466
Rockwell Collins, Inc.	122,900	5,860
Computer & Data Processing Services (1.0%)
Microsoft Corp.	372,000	9,240
Computer & Office Equipment (2.5%)
Cisco Systems, Inc. (a)	160,500	3,067
Hewlett-Packard Co.	512,685	12,053
International Business Machines Corp.	110,100	8,169
Department Stores (0.7%)
May Department Stores Co. (The)	155,450	6,243
Diversified (1.4%)
Honeywell International, Inc.	361,700	13,249
Electric Services (4.1%)
Constellation Energy Group, Inc.	122,900	7,090
Duke Energy Corp. (b)	360,800	10,727
FirstEnergy Corp.	124,350	5,982
Progress Energy, Inc.	159,500	7,216
TECO Energy, Inc. (b)	115,600	2,186
Xcel Energy, Inc. (b)	277,600	5,419
Electric, Gas & Sanitary Services (1.1%)
NiSource, Inc.	414,500	10,251
Electronic & Other Electric Equipment (3.9%)
Cooper Industries, Ltd.–Class A	116,707	7,458
Emerson Electric Co.	57,000	3,570
General Electric Co.	495,450	17,167
Sony Corp.	127,000	4,378
Whirlpool Corp. (b)	50,000	3,505
Electronic Components & Accessories (2.2%)
Analog Devices, Inc. (b)	167,800	6,261
Intel Corp.	198,000	5,160
Texas Instruments, Inc.	310,900	8,727
Environmental Services (0.8%)
Waste Management, Inc.	272,062	7,710
Fabricated Metal Products (0.8%)
Fortune Brands, Inc.	86,100	7,646

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

2

T. Rowe Price Equity Income

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2005
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
Food & Kindred Products (2.6%)
Altria Group, Inc.	48,700	$3,149
Campbell Soup Co.	259,100	7,972
ConAgra Foods, Inc.	129,500	2,999
General Mills, Inc.	155,400	7,271
Hercules, Inc. (a)	212,000	3,000
Hotels & Other Lodging Places (0.2%)
Hilton Hotels Corp.	95,900	2,287
Industrial Machinery & Equipment (1.1%)
Eaton Corp.	48,800	2,923
Pall Corp.	233,200	7,080
Instruments & Related Products (2.2%)
Agilent Technologies, Inc. (a)	81,700	1,881
Eastman Kodak Co. (b)	272,000	7,303
Raytheon Co.	220,200	8,614
Rockwell Automation, Inc.	60,500	2,947
Insurance (3.6%)
American International Group, Inc.	110,800	6,437
Chubb Corp.	82,900	7,097
SAFECO Corp.	110,500	6,005
St. Paul Travelers Cos., Inc. (The)	195,710	7,736
UnumProvident Corp. (b)	362,700	6,645
Insurance Agents, Brokers & Service (1.4%)
Marsh & McLennan Cos., Inc.	476,700	13,205
Life Insurance (0.8%)
Lincoln National Corp. (b)	155,466	7,294
Lumber & Other Building Materials (0.6%)
Home Depot, Inc. (The)	145,200	5,648
Medical Instruments & Supplies (1.3%)
Baxter International, Inc.	220,200	8,169
Boston Scientific Corp. (a)	157,200	4,244
Mining (0.6%)
Vulcan Materials Co.	85,700	5,570
Motion Pictures (1.2%)
Time Warner, Inc. (a)	671,900	11,227
Oil & Gas Extraction (1.3%)
Anadarko Petroleum Corp.	87,400	7,180
Schlumberger, Ltd.	64,800	4,921
Paper & Allied Products (2.8%)
Avery Dennison Corp.	82,000	4,343
International Paper Co.	328,893	9,936
Kimberly-Clark Corp.	114,000	7,135
MeadWestvaco Corp.	160,200	4,492

	Shares	Value
Petroleum Refining (7.5%)
Amerada Hess Corp. (b)	111,930	$11,922
BP PLC, ADR	149,274	9,312
Chevron Corp. (b)	297,250	16,622
Exxon Mobil Corp.	311,038	17,875
Royal Dutch Petroleum Co.–NY Shares	225,200	14,615
Pharmaceuticals (7.4%)
Abbott Laboratories	154,200	7,557
Bristol-Myers Squibb Co. (b)	447,900	11,189
Johnson & Johnson	188,300	12,239
MedImmune, Inc. (a)	246,100	6,576
Merck & Co., Inc.	436,800	13,453
Pfizer, Inc.	25,100	692
Schering-Plough Corp.	323,900	6,173
Wyeth	250,700	11,156
Primary Metal Industries (0.7%)
Alcoa, Inc.	248,600	6,496
Printing & Publishing (3.4%)
Dow Jones & Co., Inc. (b)	233,200	8,267
Knight-Ridder, Inc. (b)	77,700	4,766
New York Times Co.–Class A (b)	344,300	10,725
Tribune Co. (b)	232,800	8,190
Radio, Television & Computer Stores (0.4%)
RadioShack Corp.	153,900	3,566
Railroads (1.9%)
Norfolk Southern Corp.	178,400	5,523
Union Pacific Corp.	184,900	11,981
Regional Mall (0.5%)
Simon Property Group, Inc. (b)	64,032	4,642
Restaurants (0.6%)
McDonald's Corp.	205,900	5,714
Rubber & Misc. Plastic Products (1.0%)
Newell Rubbermaid, Inc. (b)	388,600	9,264
Security & Commodity Brokers (3.0%)
American Express Co.	99,700	5,307
Charles Schwab Corp. (The)	780,300	8,802
Janus Capital Group, Inc. (b)	103,300	1,554
Morgan Stanley	233,100	12,231
Telecommunications (5.9%)
ALLTEL Corp.	162,100	10,096
AT&T Corp.	336,810	6,413
Qwest Communications International (a)(b)	1,658,100	6,152
SBC Communications, Inc.	323,874	7,692
Sprint Corp. (FON Group) (b)	453,400	11,376

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

3

T. Rowe Price Equity Income

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2005
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
Telecommunications (continued)
TELUS Corp.	41,300	$1,453
TELUS Corp. Non Voting Shares	60,600	2,061
Verizon Communications, Inc. (b)	268,642	9,282
Tobacco Products (0.6%)
UST, Inc.	113,600	5,187
Toys, Games & Hobbies (1.0%)
Mattel, Inc.	497,700	9,108
Variety Stores (1.0%)
Wal-Mart Stores, Inc.	183,500	8,845
Wholesale Trade Nondurable Goods (0.5%)
Unilever NV	72,200	4,690
Total Common Stocks (cost: $753,106)		899,634
	Principal	Value
SECURITY LENDING COLLATERAL (13.5%) Debt (11.9%)
Bank Notes (0.7%)
Bank of America
3.27%, due 07/18/2005 (c)	$1,218	$1,218
3.27%, due 08/30/2005 (c)	1,419	1,419
Bear Stearns & Co. 3.57%, due 09/08/2005 (c) 3.57%, due 12/06/2005 (c)	1,827 609	1,827 609
Credit Suisse First Boston Corp. 3.15%, due 09/09/2005 (c) 3.44%, due 03/10/2006 (c)	609 609	609 609
Certificates Of Deposit (0.2%)
Canadian Imperial Bank of Commerce 3.40%, due 11/04/2005 (c) 3.41%, due 05/18/2006 (c)	662 1,523	662 1,523
Commercial Paper (2.2%)
Compass Securitization–144A 3.27%, due 07/22/2005	1,056	1,056
Fairway Finance Corp.–144A 3.27%, due 07/28/2005	1,523	1,523
General Electric Capital Corp. 3.25%, due 07/08/2005	1,809	1,809
Grampian Funding LLC–144A 3.28%, due 07/13/2005	1,218	1,218
Greyhawk Funding LLC–144A 3.31%, due 08/09/2005	1,523	1,523
Jupiter Securitization Corp.–144A 3.28%, due 08/02/2005	3,035	3,035
Morgan Stanley Dean Witter & Co. 3.52%, due 12/07/2005 (c) 3.51%, due 12/09/2005 (c)	3,959 3,838	3,959 3,838

	Principal	Value
Commercial Paper (continued)
Park Avenue Receivables Corp.–144A
3.23%, due 07/20/2005	$673	$673
Preferred Receivables Corp.–144A 3.28%, due 07/08/2005	1,736	1,736
Ranger Funding Co LLC–144A 3.26%, due 07/07/2005	609	609
Euro Dollar Overnight (1.5%)
Bank of Montreal 3.01%, due 07/01/2005	2,808	2,808
BNP Paribas 3.00%, due 07/01/2005	1,658	1,658
Calyon 3.09%, due 07/01/2005 3.31%, due 07/01/2005	1,470 1,523	1,470 1,523
Fortis Bank 3.11%, due 07/05/2005 3.27%, due 07/07/2005	207 1,523	207 1,523
National Australia Bank 3.38%, due 07/01/2005 3.26%, due 07/06/2005	3,046 280	3,046 280
Rabobank Nederland 3.35%, due 07/01/2005	1,523	1,523
Euro Dollar Terms (3.6%)
ABN Amro Bank NV 3.25%, due 08/05/2005	1,218	1,218
Bank of Nova Scotia 3.11%, due 07/11/2005 3.16%, due 07/15/2005	2,126 1,523	2,126 1,523
Barclays 3.16%, due 07/14/2005 3.25%, due 07/27/2005	914 1,827	914 1,827
Citigroup 3.09%, due 07/22/2005	1,096	1,096
Dexia Group 3.21%, due 07/20/2005 3.24%, due 07/21/2005	1,218 959	1,218 959
First Tennessee National Corp. 3.22%, due 08/09/2005	305	305
Fortis Bank 3.25%, due 08/04/2005	30	30
HBOS Halifax Bank of Scotland 3.15%, due 08/08/2005	609	609
Nordea Bank Finland PLC (NY Branch) 3.24%, due 08/03/2005	1,218	1,218
Rabobank Nederland 3.25%, due 08/08/2005	1,523	1,523

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

4

T. Rowe Price Equity Income

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2005
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
Euro Dollar Terms (continued)
Royal Bank of Canada
3.25%, due 08/05/2005	$1,462	$1,462
Royal Bank of Scotland 3.29%, due 07/12/2005 3.25%, due 08/04/2005 3.31%, due 08/09/2005	4,568 1,218 1,894	4,569 1,218 1,894
Societe Generale 3.28%, due 08/01/2005	2,985	2,985
The Bank of the West 3.27%, due 07/27/2005	197	198
Toronto Dominion Bank 3.25%, due 08/02/2005	1,827	1,827
Wells Fargo & Co. 3.27%, due 07/21/2005 3.27%, due 08/01/2005	2,476 2,133	2,476 2,133
Promissory Notes (0.0%)
Goldman Sachs Group Inc. 3.32%, due 12/28/2005	244	244
Repurchase Agreements (3.7%) (d)
Credit Suisse First Boston Corp. 3.48%, Repurchase Agreement dated 06/30/2005 to be repurchased at $7,511 on 07/01/2005	7,511	7,511
Goldman Sachs Group, Inc. (The) 3.48%, Repurchase Agreement dated 06/30/2005 to be repurchased at $14,975 on 07/01/2005	14,973	14,973
Lehman Brothers Inc. 3.48%, Repurchase Agreement dated 06/30/2005 to be repurchased at $609 on 07/01/2005	609	609

	Principal	Value
Repurchase Agreements (continued)
Merrill Lynch & Co.
3.48%, Repurchase Agreement dated
06/30/2005 to be repurchased at $6,645
on 07/01/2005	$6,644	$6,644
Morgan Stanley Dean Witter & Co. 3.54%, Repurchase Agreement dated 06/30/2005 to be repurchased at $4,569 on 07/01/2005	4,569	4,569
	Shares	Value
Investment Companies (1.6%)
Money Market Funds (1.6%)
American Beacon Funds 1-day yield of 3.18%	1,630,326	$1,630
Barclays Global Investors Institutional Money Market Fund 1-day yield of 3.25%	6,683,534	6,684
Goldman Sachs Financial Square Prime Obligations Fund 1-day yield of 3.08%	99,023	99
Merrimac Cash Fund, Premium Class 1-day yield of 3.04% (e)	6,255,399	6,255
Total Security Lending Collateral (cost: $126,039)		126,039
Total Investment Securities (cost: $882,600)		$1,030,005
SUMMARY:
Investments, at value	110.5%	1,030,005
Liabilities in excess of other assets	(10.5)%	(97,668)
Net assets	100.0%	$932,337

NOTES TO SCHEDULE OF INVESTMENTS:

(a)  No dividends were paid during the preceding twelve months.

(b)  At June 30, 2005, all or a portion of this security is on loan (see Note 1). The value at June 30, 2005, of all securities on loan is $121,508.

(c)  Floating or variable rate note. Rate is listed as of June 30, 2005.

(d)  Cash collateral for the Repurchase Agreements, valued at $34,992, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00%–10.325% and 9/15/2005–12/31/2049, respectively.

(e)  Regulated investment company advised by Investors Bank and Trust Co. ("IBT"). IBT is also the accounting, custody and lending agent for the Fund.

DEFINITIONS:

144A  144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2005, these securities aggregated $11,373 or 1.2% of the net assets of the Fund.

ADR  American Depositary Receipt

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

5

T. Rowe Price Equity Income

STATEMENT OF ASSETS AND LIABILITIES
At June 30, 2005
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
Investment securities, at value (cost: $882,600) (including securities loaned of $121,508)	$1,030,005
Cash	32,116
Receivables:
Investment securities sold	742
Shares sold	206
Interest	132
Dividends	1,655
Dividend reclaims receivable	43
1,064,899
Liabilities:
Investment securities purchased	196
Accounts payable and accrued liabilities:
Shares redeemed	5,743
Management and advisory fees	548
Service fees	3
Payable for collateral for securities on loan	126,039
Other	33
132,562
Net Assets	$932,337
Net Assets Consist of:
Capital stock, 150,000 shares authorized ($.01 par value)	$439
Additional paid-in capital	661,576
Undistributed net investment income (loss)	23,832
Undistributed net realized gain (loss) from investment securitiesand foreign currency transactions	99,090
Net unrealized appreciation (depreciation) on:
Investment securities	147,405
Translation of assets and liabilites denominated in foreign currencies	(5)
Net Assets	$932,337
Net Assets by Class:
Initial Class	$914,962
Service Class	17,375
Shares Outstanding:
Initial Class	43,059
Service Class	815
Net Asset Value and Offering Price Per Share:
Initial Class	$21.25
Service Class	21.33

STATEMENT OF OPERATIONS
For the period ended June 30, 2005
(all amounts in thousands)
(unaudited)

Investment Income:
Interest	$397
Dividends	10,279
Income from loaned securities–net	95
Less withholding taxes on foreign dividends	(100)
10,671
Expenses:
Management and advisory fees	3,429
Printing and shareholder reports	5
Custody fees	45
Administration fees	92
Legal fees	5
Audit fees	7
Trustees fees	17
Other	5
Service fees:
Service Class	18
Total expenses	3,623
Net Investment Income (Loss)	7,048
Net Realized Gain (Loss) from:
Investment securities	28,987
Foreign currency transactions	(2)
28,985
Net Increase (Decrease) in Unrealized Appreciation (Depreciation) on:
Investment securities	(39,241)
Translation of assets and liabilities denominated in foreign currencies	(6)
(39,247)
Net Gain (Loss) on Investments and Foreign Currency Transactions	(10,262)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(3,214)

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

6

T. Rowe Price Equity Income

STATEMENTS OF CHANGES IN NET ASSETS
For the period or year ended
(all amounts in thousands)

	June 30, 2005 (unaudited)	December 31, 2004
Increase (Decrease) in Net Assets From:
Operations:
Net investment income (loss)	$7,048	$16,873
Net realized gain (loss) from investment securities and foreign currency transactions	28,985	72,927
Net unrealized appreciation (depreciation) on investment securities and foreign currency translations	(39,247)	55,452
	(3,214)	145,252
Distributions to Shareholders:
From net investment income:
Initial Class	–	(14,261)
Service Class	–	(75)
	–	(14,336)
From net realized gains:
Initial Class	–	(7,604)
Service Class	–	(49)
	–	(7,653)
Capital Share Transactions:
Proceeds from shares sold:
Initial Class	44,052	77,081
Service Class	6,506	12,081
	50,558	89,162
Dividends and distributions reinvested:
Initial Class	–	21,865
Service Class	–	124
	–	21,989
Cost of shares redeemed:
Initial Class	(45,905)	(360,087)
Service Class	(849)	(2,857)
	(46,754)	(362,944)
	3,804	(251,793)
Net increase (decrease) in net assets	590	(128,530)
Net Assets:
Beginning of period	931,747	1,060,277
End of period	$932,337	$931,747
Undistributed Net Investment Income (Loss)	$23,832	$16,784

	June 30, 2005 (unaudited)	December 31, 2004
Share Activity:
Shares issued:
Initial Class	2,085	3,906
Service Class	306	612
	2,391	4,518
Shares issued–reinvested from distributions:
Initial Class	–	1,167
Service Class	–	7
	–	1,174
Shares redeemed:
Initial Class	(2,172)	(17,777)
Service Class	(40)	(147)
	(2,212)	(17,924)
Net increase (decrease) in shares outstanding:
Initial Class	(87)	(12,704)
Service Class	266	472
	179	(12,232)

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

7

T. Rowe Price Equity Income

FINANCIAL HIGHLIGHTS

(unaudited for the period ended June 30, 2005)

		For a share outstanding throughout each period (a)
		Net Asset	Investment Operations			Distributions			Net Asset
	For the Period Ended (b)	Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total Operations	From Net Investment Income	From Net Realized Gains	Total Distributions	Value, End of Period
Initial Class	6/30/2005	$21.32	$0.16	$(0.23)	$(0.07)	$–	$–	$–	$21.25
	12/31/2004	18.96	0.31	2.45	2.76	(0.26)	(0.14)	(0.40)	21.32
	12/31/2003	15.29	0.30	3.59	3.89	(0.12)	(0.10)	(0.22)	18.96
	12/31/2002	18.09	0.28	(2.58)	(2.30)	(0.18)	(0.32)	(0.50)	15.29
	12/31/2001	19.52	0.24	0.24	0.48	(0.35)	(1.56)	(1.91)	18.09
	12/31/2000	19.50	0.39	1.78	2.17	(0.39)	(1.76)	(2.15)	19.52
Service Class	6/30/2005	21.42	0.13	(0.22)	(0.09)	–	–	–	21.33
	12/31/2004	19.05	0.29	2.43	2.72	(0.21)	(0.14)	(0.35)	21.42
	12/31/2003	15.62	0.19	3.35	3.54	(0.01)	(0.10)	(0.11)	19.05

			Ratios/Supplemental Data
	For the Period	Total	Net Assets, End of Period	Ratio of Expenses to Average Net Assets (f)		Net Investment Income (Loss) to Average	Portfolio Turnover
	Ended (b)	Return (c)(g)	(000's)	Net (d)	Total (e)	Net Assets (f)	Rate (g)
Initial Class	6/30/2005	(0.33)%	$914,962	0.78%	0.78%	1.53%	10%
	12/31/2004	14.81	919,982	0.78	0.78	1.57	22
	12/31/2003	25.59	1,058,801	0.78	0.78	1.80	14
	12/31/2002	(12.81)	520,204	0.85	0.85	1.72	12
	12/31/2001	2.17	289,420	0.90	0.90	1.48	19
	12/31/2000	12.31	257,343	0.90	0.90	1.98	38
Service Class	6/30/2005	(0.47)	17,375	1.03	1.03	1.28	10
	12/31/2004	14.56	11,765	1.04	1.04	1.45	22
	12/31/2003	22.74	1,476	1.03	1.03	1.64	14

NOTES TO FINANCIAL HIGHLIGHTS

(a)  Per share information is calculated based on average number of shares outstanding.

(b)  T. Rowe Price Equity Income (the "Fund") share classes commenced operations as follows:

Initial Class – January 3, 1995

Service Class – May 1, 2003

(c)  Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.

(d)  For the period ended June 30, 2005 and for the years ended December 31, 2004 and 2003, Ratio of Net Expenses to Average Net Assets is net of fee waivers and reimbursements by the investment adviser, if any (see note 2). For the year ended December 31, 2002, Ratio of Net Expenses to Average Net Assets is net of fees paid indirectly. For the year ended December 31, 2001, and prior years, Ratio of Net Expenses to Average Net Assets is net of fees paid indirectly and credits allowed by the custodian.

(e)  Ratio of Total Expenses to Average Net Assets includes all expenses before fee waivers and reimbursements by the investment adviser.

(f)  Annualized.

(g)  Not annualized for periods of less than one year.

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

8

T. Rowe Price Equity Income

NOTES TO FINANCIAL STATEMENTS
At June 30, 2005
(all amounts in thousands)
(unaudited)

NOTE 1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The AEGON/Transamerica Series Trust ("ATST") is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. ATST serves as a funding vehicle for variable life insurance, variable annuity and group annuity products. T. Rowe Price Equity Income ("the Fund"), part of ATST, began operations as part of Endeavor Series Trust on January 3, 1995. The Fund became part of ATST on May 1, 2002.

Effective May 1, 2005, AEGON/Transamerica Series Fund, Inc. changed its name to AEGON/Transamerica Series Trust.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties, which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

See the Prospectus and Statement of Additional Information for a description of the Fund's investment objective.

In preparing the Fund's financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP"), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following policies were consistently followed by the Fund, in accordance with GAAP.

Multiple class operations and expenses: The Fund currently offers two classes of shares, an Initial Class and a Service Class. Income, non-class specific expenses and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

Pricing of shares: The Fund prices its shares on the basis of the net asset value of each class of shares of the Fund, which is determined as of the close of the New York Stock Exchange ("NYSE") (generally 4:00 p.m. Eastern Time) on each day on which the NYSE is open for trading.

Security valuations: Fund investments traded on an exchange are valued at the closing price on the day of valuation on the exchange where the security is principally traded. With respect to securities traded on the NASDAQ/NMS, such closing price may be the last reported sales price or the NASDAQ official closing price.

Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last quoted bid price.

Debt securities are valued by independent pricing services at the last quoted bid price; however, those that mature in sixty days or less are valued at amortized cost, which approximates market.

Investment company securities are valued at net asset value of the underlying portfolio.

Foreign securities generally are valued based on quotations from the primary market in which they are traded and are translated from the local currency into U.S. dollars using closing exchange rates. Many foreign securities markets are open for trading at times when the U.S. markets are closed for trading, and many foreign securities markets close for trading before the close of the NYSE. The value of foreign securities may be affected significantly on a day that the NYSE is closed and an investor is unable to purchase or redeem shares. If a significant market event impacting the value of a portfolio security (e.g., natural disaster, company announcement, market volatility) occurs subsequent to the close of trading in the security, but prior to the calculation of the Fund's net asset value per share, market quotations for that security may be determined to be unreliable and, accordingly, not "readily available." If market quotations are not readily available, and the impact of such a significant market event materially effects the net asset value per share of the Fund, an affected portfolio security will be valued at fair market value as determined in good faith using guidelines adopted by the Board of Trustees of the Fund, under the supervision of the Fund's Valuation Committee. Factors that may be considered to value foreign securities at fair market value may include, among others: the value of other securities traded on other markets, foreign currency exchange activity and the trading of financial products tied to foreign securities.

Other securities for which quotations are not readily available are valued at fair market value as determined in good faith using guidelines adopted by the Board of Trustees, under the supervision of the Fund's Valuation Committee. These guidelines may include: the type of security; any restrictions on its resale; financial or business news of the issuer; similar or related securities that are actively trading; related corporate actions; and other significant events occurring after the close of trading in the security.

Cash: The Fund may leave cash overnight in its cash account with the custodian, Investors Bank & Trust Company ("IBT"). IBT has been contracted on behalf of the Fund to invest the excess cash into a savings account, which at June 30, 2005, was paying an interest rate of 2.02%.

Throughout the six months, the Fund may have a cash overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

9

T. Rowe Price Equity Income

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2005
(all amounts in thousands)
(unaudited)

NOTE 1.–(continued)

Repurchase agreements: The Fund is authorized to enter into repurchase agreements. The Fund, through IBT, receives delivery of the underlying securities, the value of which at the time of purchase is required to be an amount equal to at least 100% of the resale price. Repurchase agreements involve the risk that the seller will fail to repurchase the security, as agreed. In that case, the Fund will bear the risk of value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, may place security transactions of the Fund with broker/dealers with which ATST has established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions paid by the Fund be used to pay expenses that would otherwise be borne by any other funds within ATST, or by any other party.

Recaptured commissions during the six months ended June 30, 2005, of $7 are included in net realized gains in the Statement of Operations.

Securities lending: The Fund may lend securities to enhance fund earnings from investing cash collateral in making such loans to qualified borrowers (typically broker/dealers). The Fund has engaged its custodian bank, IBT, as a lending agent to administer its securities lending program. IBT earned $41 of program income for its services. When the Fund makes a security loan, it receives cash collateral as protection against the risk that the borrower will default on the loan, and records an asset for the cash invested collateral and a liability for the return of the collateral.

Loans of securities are required to be secured by collateral at least equal to 102% of the value of the securities at inception of the loan, and not less then 100% thereafter. The Fund may invest cash collateral in short-term money market instruments including: U.S. Treasury Bills, U.S. agency obligations, commercial paper, money market mutual funds, repurchase agreements and other highly rated, liquid investments. During the life of securities loans, the collateral and securities loaned remain subject to fluctuation in value. IBT marks to market securities loaned and the collateral each business day. If additional collateral is due (at least $1), IBT collects additional cash collateral from the borrowers. Although securities loaned will be fully collateralized at all times, IBT may experience delays in, or may be prevented from, recovering the collateral on behalf of the Fund. The Fund may recall a loaned security position at any time from the borrower through IBT. In the event the borrower fails to timely return a recalled security, IBT may indemnify the Fund by purchasing replacement securities for the Fund at its own expense and claiming the collateral to fund such a purchase. IBT absorbs the loss if the collateral value is not sufficient to cover the cost of the replacement securities. If replacement securities are not available, IBT will credit the equivalent cash value to the Fund.

While a security is on loan, the Fund does not have the right to vote that security. However, if time permits, the Fund will attempt to recall a security on loan and vote the proxy.

Income from securities lending is included in the Statement of Operations. The amount of collateral and value of securities on loan are included in the Statement of Assets and Liabilities as well as in the Schedule of Investments.

Real Estate Investment Trusts ("REITs"): There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes and interest rates.

Dividend income is recorded at management's estimate of the income included in distributions from the REIT investments. Distributions received in excess of the estimated amount are recorded as a reduction of the cost of investments. The actual amounts of income, return of capital and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income is recorded on the exdividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Foreign currency denominated investments: The accounting records of the Fund are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the closing exchange rate each day. The cost of foreign securities is translated at the exchange rate in effect when the investment was acquired. The Fund combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include: 1) foreign currency fluctuations between trade date and settlement date of investment security transactions; 2) gains and losses on forward foreign currency contracts; and 3) the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions, including unanticipated movements in exchange currency rates, the degree of government

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

10

T. Rowe Price Equity Income

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2005
(all amounts in thousands)
(unaudited)

NOTE 1.–(continued)

supervision and regulation of security markets, and the possibility of political or economic instability.

Foreign capital gains taxes: The Fund may be subject to taxes imposed by countries in which it invests, with respect to its investment in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Fund accrues such taxes when the related income or capital gains are earned. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

Forward foreign currency contracts: The Fund may enter into forward foreign currency contracts to hedge against exchange rate risk arising from investments in securities denominated in foreign currencies. Contracts are valued at the contractual forward rate and are marked to market daily, with the change in value recorded as an unrealized gain or loss. When the contracts are closed a realized gain or loss is incurred. Risks may arise from changes in market value of the underlying currencies and from the possible inability of counterparties to meet the terms of their contracts.

There were no open forward foreign currency contracts at June 30, 2005.

Dividend distributions: Dividends and capital gains distributions are typically declared and reinvested annually and are generally paid and reinvested on the business day following the ex-date.

NOTE 2.  RELATED PARTY TRANSACTIONS

Transamerica Fund Advisors, Inc. ("TFAI") is the Fund's investment adviser. Transamerica Fund Services, Inc. ("TFS") is the Fund's administrator and transfer agent. AFSG Securities Corp. ("AFSG") is the Fund's distributor. AFSG is 100% owned by AUSA Holding Company ("AUSA"). TFAI is a directly owned subsidiary of Western Reserve Life Assurance Co. of Ohio (78%) and AUSA (22%). TFS is a wholly owned subsidiary of WRL (50%) and AUSA (50%). AUSA and WRL are wholly owned indirect subsidiaries of AEGON, NV, a Netherlands corporation.

Effective January 1, 2005 AEGON/Transamerica Fund Advisors, Inc. ("ATFA") was renamed Transamerica Fund Advisors, Inc. ("TFAI"); AEGON/Transamerica Fund Services, Inc. ("ATFS") and AEGON/Transamerica Investor Services, Inc. ("ATIS") merged into one entity and was renamed Transamerica Fund Services, Inc. ("TFS").

Certain officers and trustees of the Fund are also officers and/or trustees of TFAI, TFS, AFSG and WRL. No affiliated officer or trustee receives any compensation directly from the Fund.

The following schedule reflects the percentage of fund assets owned by affiliated mutual funds (i.e. through the asset allocation funds):

	Net Assets	% of Net Assets
Asset Allocation–Conservative Portfolio	$26,990	2.89%
Asset Allocation–Moderate Portfolio	108,701	11.65%
Asset Allocation–Moderate Growth Portfolio	149,438	16.01%
Select+Aggressive	114	0.01%
Select+Conservative	526	0.06%
Select+Growth & Income	750	0.08%
Total	$286,519	30.70%

Investment advisory fee: The Fund pays management fees to TFAI based on average daily net assets ("ANA") at the following rate:

0.75% of ANA

TFAI has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

0.88% Expense Limit

If total fund expenses fall below the annual expense limitation agreement agreed to by the adviser within the succeeding three years, the Fund may be required to pay that adviser a portion or all of the waived advisory fees.

There are no amounts available for recapture at June 30, 2005.

The sub-adviser, T. Rowe Price, has agreed to a pricing discount based on aggregate assets that they manage in ATST and Transamerica IDEX Mutual Funds. The amount of the discount received by the Fund at June 30, 2005 was $34, and is presented as a reduction of management and advisory fees in the Statement of Operations.

Distribution and service fees: The Fund adopted a distribution plan ("Distribution Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. Pursuant to the Distribution Plan, ATST entered into a Distribution Agreement with AFSG effective May 1, 1999.

Under the Distribution Plan and Distribution Agreement on the Initial Class shares, AFSG, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund's shares, amounts equal to actual expenses associated with distributing the shares.

The Distribution Plan on the Service Class shares requires ATST to pay distribution fees to AFSG as compensation for its activities, not as reimbursement for specific expenses. The fee on the Service Class is paid to the insurance companies for providing services and account

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

11

T. Rowe Price Equity Income

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2005
(all amounts in thousands)
(unaudited)

NOTE 2.–(continued)

maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Fund is authorized under the 12b-1 plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%

AFSG has determined that it will not seek payment by the Fund of the distribution expenses incurred with respect to the Initial Class shares before April 30, 2006. Prior to AFSG seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Fund will pay fees relating to Service Class shares.

Administrative services: The Fund has entered into an agreement with TFS for financial and legal fund administration services, which includes such items as compliance, expenses, financial statements and other reporting, distributions, tax returns, prospectus preparation, board of trustees meeting support, transfer agency and other legal matters. The Fund pays TFS an annual fee of 0.02% of average net assets. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.

Deferred compensation plan: Each eligible Fund Trustee may elect participation in the Deferred Compensation Plan for Trustees of ATST ("the Plan"). Under the Plan, such Trustees may defer payment of a percentage of their total fees earned as a Fund Trustee. These deferred amounts may be invested in any portfolio of Transamerica IDEX Mutual Funds, an affiliate of the Fund. At June 30, 2005, the value of invested plan amount was $43. Invested plan amounts and the total liability for deferred compensation to the Trustees under the Plan at June 30, 2005, are included in Net Assets in the accompanying Statement of Assets and Liabilities.

NOTE 3.  INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the six months ended June 30, 2005, were as follows:

Purchases of securities:
Long-Term excluding U.S. Government	$114,115
U.S. Government	–
Proceeds from maturities and sales of securities:
Long-Term excluding U.S. Government	87,986
U.S. Government	–

NOTE 4.  FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments for items including, but not limited to, wash sales, foreign currency transactions, REITs and post-October loss deferrals.

The aggregate cost of investments and composition of unrealized appreciation (depreciation) for federal income tax purposes as of June 30, 2005, are as follows:

Federal Tax Cost Basis	$883,800
Unrealized Appreciation	$172,396
Unrealized (Depreciation)	(26,191)
Net Unrealized Appreciation (Depreciation)	$146,205

NOTE 5.  REGULATORY PROCEEDINGS

There continues to be significant federal and state regulatory activity relating to financial services companies, particularly mutual fund companies and their investment advisers. As part of an ongoing investigation regarding potential market timing, recordkeeping and trading compliance issues and matters affecting the Fund's investment adviser, TFAI, and certain employees and affiliates of TFAI, the SEC staff has indicated that it is likely to take some action against TFAI and certain of its affiliates at the conclusion of the investigation. The potential timing and the scope of any such action is difficult to predict. Although the impact of any action brought against TFAI and/or its affiliates is difficult to assess at the present time, the Fund currently believes that the likelihood that any such action will have a material adverse impact on it is remote. It is important to note that the Fund is not aware of any allegation of wrongdoing against it and its Board at the time this semiannual report is printed. Although it is not anticipated that these developments will have an adverse impact on the Fund, there can be no assurance at this time. TFAI and its affiliates are actively working with the SEC in regard to this matter; however, the exact resolution cannot be determined at this time. TFAI will take such actions that it deems necessary or appropriate to continue providing management services to the Fund and to bring all matters to an appropriate conclusion. TFAI and/or its affiliates, and not the Fund, will bear the costs regarding these regulatory matters.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

12

T. Rowe Price Equity Income

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS – REVIEW AND RENEWAL (unaudited)

At a meeting of the Board of Trustees of AEGON/Transamerica Series Trust ("ATST") held on October 6, 2004, the Board considered and approved the renewal for a one-year period of the Investment Advisory Agreement between T. Rowe Price Equity Income (the "Portfolio") and Transamerica Fund Advisors, Inc. ("TFAI") as well as the Investment Sub-Advisory Agreement of the Portfolio between TFAI and T. Rowe Price Associates, Inc. (the "Sub-Adviser"). In approving the renewal of these agreements, the Board concluded that the Investment Advisory and Investment Sub-Advisory Agreements enable shareholders of the Portfolio to obtain high quality services at a cost that is appropriate, reasonable, and in the best interests of shareholders based upon the following determinations, among others:

The nature, extent and quality of the advisory service to be provided. The Board considered the nature and quality of the services provided by TFAI and the Sub-Adviser to the Portfolio in the past, as well as the services anticipated to be provided in the future. The Board concluded that TFAI and the Sub-Adviser are capable of providing high quality services to the Portfolio, as indicated by TFAI's management capabilities demonstrated with respect to the Portfolio and other portfolios managed by TFAI, TFAI's management oversight process, the professional qualifications and experience of the Sub-Adviser's portfolio management team, and the Portfolio's investment performance. The Board also concluded that TFAI and the Sub-Adviser would provide the same quality and quantity of investment management and related services as before, that these services are appropriate in scope and extent in light of the Portfolio's operations, the competitive landscape of the investment company business and investor needs, and that TFAI's and the Sub-Adviser's obligations will remain the same in all respects.

The investment performance of the Portfolio. The Board concluded, based in particular on information provided by Lipper Analytics, that the Portfolio's investment performance was competitive or superior relative to comparable portfolios over one-, two-, three-, and five-year periods and to the Portfolio's benchmark index over one- and five-year periods. On the basis of the Trustees' assessment of the nature, extent and quality of investment advisory and related services to be provided or procured by TFAI and the Sub-Adviser, the Trustees concluded that TFAI and the Sub-Adviser were capable of generating a level of long-term investment performance that is appropriate in light of the Portfolio's investment objective, policies and strategies and competitive with many other investment companies.

The cost of advisory services provided and the level of profitability. On the basis of the Board's review of the fees to be charged by TFAI and the Sub-Adviser for investment advisory and related services, TFAI's financial statements, the fees paid by TFAI to the Sub-Adviser, TFAI's estimated net management income resulting from its management of the Portfolio, the estimated profitability of TFAI's relationships with the Portfolio and ATST, and the estimated profitability of the Sub-Adviser's relationship with the Portfolio, the Board concluded that the level of investment advisory fees and the profitability is appropriate in light of the services provided, the management fees and overall expense ratios of comparable investment companies, and the anticipated profitability of the relationship between the Portfolio, TFAI and the Sub-Adviser. Further, on the basis of comparative information supplied by Lipper Analytics, the Board determined that the advisory fees of the Portfolio were consistent with industry averages, although the Board decided to monitor the Portfolio's expense ratio in light of the Portfolio's higher-than-average level of operating expenses and encouraged management to attempt to reduce operating expenses over time.

The extent to which economies of scale would be realized as the Portfolio grows and whether fee levels reflect these economies of scale for the benefit of Portfolio investors. The Board concluded that the advisory fees appropriately reflect the Portfolio's current size, the current economic environment for TFAI, and the competitive nature of the investment company market. While the investment advisory fees do not reduce should Portfolio assets grow meaningfully, the Board determined that the investment advisory fees already reflect potential future economies of scale to some extent by virtue of their competitive levels determined with reference to industry standards as reported by Lipper Analytics and the estimated profitability at current or foreseeable asset levels. In addition, the Board noted that it will have the opportunity to periodically re-examine whether the Portfolio has achieved economies of scale, as well as the appropriateness of advisory fees payable to TFAI and the Sub-Adviser, in the future.

Benefits (such as soft dollars) to TFAI or the Sub-Adviser from its relationship with the Portfolio. The Board concluded that other benefits derived by TFAI or the Sub-Adviser from its relationship with the Portfolio are reasonable and fair, and are consistent with industry practice and the best interests of the Portfolio and its shareholders. In this regard, the Board noted that TFAI does not realize "soft dollar" benefits from its relationship with the Portfolio, and that the Sub-Adviser is participating in a brokerage program pursuant to which a portion of brokerage commissions paid by the Portfolio is recaptured for the benefit of the Portfolio and its shareholders, thus limiting the amount of "soft-dollar" arrangements the Sub-Adviser may engage in with respect to the Portfolio's brokerage transactions.

Other considerations. The Board also determined that TFAI had made a substantial commitment to the recruitment and retention of high quality personnel, and maintained the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and its shareholders. The Trustees also concluded that TFAI had made a significant entrepreneurial commitment to the management and success of the Portfolio, reflected by TFAI's expense limitation and fee waiver arrangement with the Portfolio, which may result in TFAI waiving a substantial amount of advisory fees for the benefit of shareholders.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

13

T. Rowe Price Equity Income

SUPPLEMENTAL INFORMATION (unaudited)
RESULTS OF SHAREHOLDER PROXY

At a special meeting of shareholders held on April 19, 2005, the results of the Proposals were as follows:

Proposal 1:  Approval of an Agreement and Plan of Reorganization pursuant to which AEGON/Transamerica Series Fund, Inc. will reorganize as a Delaware statutory trust.

For	Against	Abstentions/Broker Non-Votes
28,686,552.721	1,234,197.968	1,215,328.817

Proposal 2:  Approval of changes to the fundamental investment restrictions of T. Rowe Price Equity Income as follows:

A. Diversification	For	Against	Abstentions/Broker Non-Votes
	29,631,031.653	1,505,047.853	0
B. Borrowing	For	Against	Abstentions/Broker Non-Votes
	29,342,360.416	1,793,719.090	0
C. Senior Securities	For	Against	Abstentions/Broker Non-Votes
	29,564,818.821	1,571,260.685	0
D. Underwriting Securities	For	Against	Abstentions/Broker Non-Votes
	29,510,181.776	1,625,897.730	0
E. Real Estate	For	Against	Abstentions/Broker Non-Votes
	29,589,816.712	1,546,262.794	0
F. Making Loans	For	Against	Abstentions/Broker Non-Votes
	29,364,940.167	1,771,139.339	0
G. Concentration	For	Against	Abstentions/Broker Non-Votes
	29,515,806.935	1,620,272.571	0
H. Commodities	For	Against	Abstentions/Broker Non-Votes
	29,437,723.847	1,698,355.659	0

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

14

T. Rowe Price Growth Stock

UNDERSTANDING YOUR FUND'S EXPENSES
(unaudited)

SHAREHOLDER EXPENSES

The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at January 1, 2005 and held for the entire period until June 30, 2005.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, note that the expenses shown in the table are meant to highlight your ongoing costs and do not reflect any transaction costs.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period (a)
Initial Class
Actual	$1,000.00	$987.50	0.85%	$4.19
Hypothetical (b)	1,000.00	1,020.58	0.85	4.26
Service Class
Actual	1,000.00	986.50	1.11	5.47
Hypothetical (b)	1,000.00	1,019.29	1.11	5.56

(a)  Expenses are calculated using each Fund's annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by number of days in the period (181 days), and divided by the number of days in the year (365 days).

(b)  5% return per year before expenses.

GRAPHICAL PRESENTATION OF SCHEDULE OF INVESTMENTS
By Sector
At June 30, 2005

This chart shows the percentage breakdown by sector of the Fund's total investment securities.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

1

T. Rowe Price Growth Stock

SCHEDULE OF INVESTMENTS
At June 30, 2005
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
COMMON STOCKS (97.6%)
Apparel & Accessory Stores (1.3%)
Kohl's Corp. (a)	72,700	$4,065
Beverages (0.7%)
Coca-Cola Co. (The)	28,200	1,177
PepsiCo, Inc.	20,400	1,100
Business Services (2.3%)
Cendant Corp.	171,000	3,825
eBay, Inc. (a)	31,600	1,043
First Data Corp.	62,400	2,505
Chemicals & Allied Products (0.5%)
Monsanto Co.	28,100	1,767
Commercial Banks (8.5%)
Anglo Irish Bank Corp. PLC	159,200	1,968
Citigroup, Inc.	207,708	9,602
Northern Trust Corp.	66,300	3,023
State Street Corp.	110,700	5,341
UBS AG	63,600	4,964
US Bancorp	80,200	2,342
Communication (4.1%)
Comcast Corp.–Special Class A (a)	116,900	3,501
Crown Castle International Corp. (a)	103,000	2,093
EchoStar Communications Corp.–Class A	39,600	1,194
Liberty Media Corp.–Class A (a)	460,456	4,692
Viacom, Inc.–Class B	50,870	1,629
Communications Equipment (3.1%)
Corning, Inc. (a)	292,700	4,865
Nokia OYJ	139,000	2,331
QUALCOMM, Inc.	45,900	1,515
Research In Motion, Ltd. (a)	17,300	1,276
Computer & Data Processing Services (9.9%)
Affiliated Computer Services, Inc.–Class A (a)(b)	56,200	2,872
Automatic Data Processing, Inc.	56,500	2,371
Electronic Arts, Inc. (a)(b)	9,700	549
Fiserv, Inc. (a)	53,500	2,298
Google, Inc.–Class A (a)(b)	6,700	1,971
Intuit, Inc. (a)	17,100	771
Juniper Networks, Inc. (a)	47,100	1,186
Mercury Interactive Corp. (a)	29,900	1,147
Microsoft Corp.	366,700	9,109
Oracle Corp. (a)	211,600	2,793
Red Hat, Inc. (a)(b)	53,500	701
Symantec Corp. (a)	76,600	1,665
VeriSign, Inc. (a)	31,500	906
Yahoo!, Inc. (a)	94,200	3,264

	Shares	Value
Computer & Office Equipment (3.1%)
Cisco Systems, Inc. (a)	68,400	$1,307
Dell, Inc. (a)	160,900	6,357
EMC Corp. (a)	159,600	2,188
Cosmetics/Personal Care (0.9%)
Gillette Co. (The)	58,700	2,972
Department Stores (0.5%)
Wal-Mart de Mexico SA de CV–Class V	143,500	582
Wal-Mart de Mexico SA, Sponsored ADR (b)	21,800	884
Drug Stores & Proprietary Stores (0.8%)
Walgreen Co.	55,300	2,543
Educational Services (1.1%)
Apollo Group, Inc.–Class A (a)	45,100	3,528
Electronic & Other Electric Equipment (3.7%)
General Electric Co.	258,300	8,950
Harman International Industries, Inc.	15,900	1,294
Samsung Electronics Co., Ltd.	3,230	1,545
Electronic Components & Accessories (6.4%)
Analog Devices, Inc. (b)	89,200	3,328
ASML Holding NV (a)(b)	109,300	1,723
Intel Corp. (b)	205,700	5,361
Marvell Technology Group, Ltd. (a)	53,000	2,016
Maxim Integrated Products, Inc.	36,400	1,391
Tyco International, Ltd.	153,844	4,492
Xilinx, Inc.	80,900	2,063
Entertainment (0.8%)
International Game Technology	91,300	2,570
Health Services (0.4%)
Caremark Rx, Inc. (a)	26,600	1,184
Hotels & Other Lodging Places (0.8%)
MGM Mirage, Inc. (a)	21,800	863
Wynn Resorts, Ltd. (a)(b)	34,800	1,645
Industrial Machinery & Equipment (1.8%)
Baker Hughes, Inc.	74,500	3,811
Deere & Co. (b)	29,800	1,952
Instruments & Related Products (1.7%)
Danaher Corp. (b)	104,800	5,485
Insurance (6.9%)
ACE, Ltd.	30,900	1,386
American International Group, Inc.	125,200	7,274
UnitedHealth Group, Inc.	143,900	7,503
WellPoint, Inc. (a)	84,200	5,864

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

2

T. Rowe Price Growth Stock

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2005
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
Insurance Agents, Brokers & Service (1.3%)
Hartford Financial Services Group, Inc. (The)	45,100	$3,373
Marsh & McLennan Cos., Inc.	31,800	881
Life Insurance (0.4%)
Genworth Financial, Inc.–Class A	43,000	1,300
Lumber & Other Building Materials (1.1%)
Home Depot, Inc. (The)	87,700	3,411
Management Services (1.4%)
Accenture, Ltd.–Class A (a)	204,500	4,636
Medical Instruments & Supplies (2.5%)
Biomet, Inc.	54,300	1,881
Medtronic, Inc.	53,700	2,781
St. Jude Medical, Inc. (a)	15,700	685
Stryker Corp.	40,600	1,931
Zimmer Holdings, Inc. (a)	8,300	632
Metal Mining (0.7%)
BHP Billiton, Ltd.	161,700	2,237
Mortgage Bankers & Brokers (0.4%)
Countrywide Financial Corp.	34,400	1,328
Motion Pictures (2.1%)
News Corp., Inc.–Class A	226,500	3,665
Time Warner, Inc. (a)	187,000	3,125
Oil & Gas Extraction (1.3%)
Schlumberger, Ltd.	56,500	4,291
Personal Credit Institutions (1.0%)
SLM Corp.	66,300	3,368
Petroleum Refining (2.4%)
Exxon Mobil Corp.	64,690	3,718
Total SA	17,100	4,023
Pharmaceuticals (6.0%)
Amgen, Inc. (a)	66,700	4,033
Biogen Idec, Inc. (a)	18,800	648
Genentech, Inc. (a)	35,300	2,834
Gilead Sciences, Inc. (a)	65,500	2,881
Johnson & Johnson	42,500	2,762
Pfizer, Inc.	97,395	2,686
Teva Pharmaceutical Industries, Ltd., ADR (b)	56,200	1,750
Wyeth	38,600	1,718
Printing & Publishing (0.5%)
Scripps (E.W.) Co. (The) (b)	35,600	1,737
Radio & Television Broadcasting (1.3%)
IAC/InterActive Corp. (a)(b)	50,400	1,212
Univision Communications, Inc.–Class A (a)(b)	105,400	2,904

	Shares	Value
Radio, Television & Computer Stores (1.0%)
Best Buy Co., Inc.	46,700	$3,201
Retail Trade (0.7%)
Petsmart, Inc. (b)	71,400	2,167
Security & Commodity Brokers (4.3%)
American Express Co.	81,300	4,328
Ameritrade Holding Corp. (a)	78,800	1,465
Charles Schwab Corp. (The)	183,300	2,068
Franklin Resources, Inc.	24,400	1,878
Goldman Sachs Group, Inc. (The)	15,200	1,551
Merrill Lynch & Co., Inc.	48,000	2,640
Shoe Stores (0.3%)
Inditex SA	41,300	1,064
Telecommunications (3.2%)
America Movil SA de CV–Class L, ADR	33,500	1,997
Nextel Communications, Inc.–Class A (a)	76,200	2,462
Rogers Communications, Inc.–Class B	47,900	1,575
Sprint Corp. (FON Group) (b)	59,700	1,498
TELUS Corp.	23,700	834
TELUS Corp. Non Voting Shares	21,700	738
Vodafone Group PLC	483,904	1,180
Trucking & Warehousing (0.3%)
United Parcel Service, Inc.–Class B	13,000	899
Variety Stores (4.1%)
Family Dollar Stores, Inc.	35,000	913
Target Corp.	85,000	4,625
Wal-Mart Stores, Inc.	155,900	7,514
Water Transportation (1.3%)
Carnival Corp.	78,200	4,266
Wholesale Trade Nondurable Goods (0.7%)
SYSCO Corp.	60,100	2,175
Total Common Stocks (cost: $267,468)		312,951
	Principal	Value
SECURITY LENDING COLLATERAL (9.6%)
Debt (8.5%)
Bank Notes (0.5%)
Bank of America
3.27%, due 07/18/2005 (c)	$297	$297
3.27%, due 08/30/2005 (c)	346	346
Bear Stearns & Co. 3.57%, due 09/08/2005 (c) 3.57%, due 12/06/2005 (c)	446 149	446 149

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

3

T. Rowe Price Growth Stock

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2005
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
Bank Notes (continued)
Credit Suisse First Boston Corp.
3.15%, due 09/09/2005 (c)	$149	$149
3.44%, due 03/10/2006 (c)	149	149
Certificates Of Deposit (0.2%)
Canadian Imperial Bank of Commerce 3.40%, due 11/04/2005 (c) 3.41%, due 05/18/2006 (c)	161 371	161 371
Commercial Paper (1.6%)
Compass Securitization–144A 3.27%, due 07/22/2005	258	258
Fairway Finance Corp.–144A 3.27%, due 07/28/2005	371	371
General Electric Capital Corp. 3.25%, due 07/08/2005	441	441
Grampian Funding LLC–144A 3.28%, due 07/13/2005	297	297
Greyhawk Funding LLC–144A 3.31%, due 08/09/2005	371	371
Jupiter Securitization Corp.–144A 3.28%, due 08/02/2005	740	740
Morgan Stanley Dean Witter & Co. 3.52%, due 12/07/2005 (c) 3.51%, due 12/09/2005 (c)	965 936	965 936
Park Avenue Receivables Corp.–144A 3.23%, due 07/20/2005	164	164
Preferred Receivables Corp.–144A 3.28%, due 07/08/2005	423	423
Ranger Funding Co LLC–144A 3.26%, due 07/07/2005	149	149
Euro Dollar Overnight (1.1%)
Bank of Montreal 3.01%, due 07/01/2005	685	685
BNP Paribas 3.00%, due 07/01/2005	404	404
Calyon 3.09%, due 07/01/2005 3.31%, due 07/01/2005	359 371	359 371
Fortis Bank 3.11%, due 07/05/2005 3.27%, due 07/07/2005	51 371	51 371
National Australia Bank 3.38%, due 07/01/2005 3.26%, due 07/06/2005	743 68	743 68
Rabobank Nederland 3.35%, due 07/01/2005	371	371

	Principal	Value
Euro Dollar Terms (2.5%)
ABN Amro Bank NV 3.25%, due 08/05/2005	$297	$297
Bank of Nova Scotia 3.11%, due 07/11/2005 3.16%, due 07/15/2005	518 371	518 371
Barclays 3.16%, due 07/14/2005 3.25%, due 07/27/2005	223 446	223 446
Citigroup 3.09%, due 07/22/2005	267	267
Dexia Group 3.21%, due 07/20/2005 3.24%, due 07/21/2005	297 234	297 234
First Tennessee National Corp. 3.22%, due 08/09/2005	74	74
Fortis Bank 3.25%, due 08/04/2005	7	7
HBOS Halifax Bank of Scotland 3.15%, due 08/08/2005	149	149
Nordea Bank Finland PLC (NY Branch) 3.24%, due 08/03/2005	297	297
Rabobank Nederland 3.25%, due 08/08/2005	371	371
Royal Bank of Canada 3.25%, due 08/05/2005	357	357
Royal Bank of Scotland 3.29%, due 07/12/2005 3.25%, due 08/04/2005 3.31%, due 08/09/2005	1,114 297 462	1,114 297 462
Societe Generale 3.28%, due 08/01/2005	728	728
The Bank of the West 3.27%, due 07/27/2005	48	48
Toronto Dominion Bank 3.25%, due 08/02/2005	446	446
Wells Fargo & Co. 3.27%, due 07/21/2005 3.27%, due 08/01/2005	604 520	604 520
Promissory Notes (0.0%)
Goldman Sachs Group Inc. 3.32%, due 12/28/2005	59	59
Repurchase Agreements (2.6%) (d)
Credit Suisse First Boston Corp. 3.48% Repurchase Agreement dated 06/30/2005 to be repurchased at $1,832 on 07/01/2005	1,831	1,831

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

4

T. Rowe Price Growth Stock

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2005
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
Repurchase Agreements (continued)
Goldman Sachs Group, Inc. (The) 3.48% Repurchase Agreement dated 06/30/2005 to be repurchased at $3,651 on 07/01/2005	$3,651	$3,651
Lehman Brothers Inc. 3.48% Repurchase Agreement dated 06/30/2005 to be repurchased at $149 on 07/01/2005	149	149
Merrill Lynch and Co., Inc. 3.48% Repurchase Agreement dated 06/30/2005 to be repurchased at $1,620 on 07/01/2005	1,620	1,620
Morgan Stanley Dean Witter & Co. 3.54% Repurchase Agreement dated 06/30/2005 to be repurchased at $1,114 on 07/01/2005	1,114	1,114

	Shares	Value
Investment Companies (1.1%)
Money Market Funds (1.1%)
American Beacon Funds 1-day yield of 3.18%	397,542	$398
Barclays Global Investors Institutional Money Market Fund 1-day yield of 3.25%	1,629,725	1,630
Goldman Sachs Financial Square Prime Obligations Fund 1-day yield of 3.08%	24,146	24
Merrimac Cash Fund, Premium Class 1-day yield of 3.04% (e)	1,525,327	1,525
Total Security Lending Collateral (cost: $30,734)		30,734
Total Investment Securities (cost: $298,202)		$343,685
SUMMARY:
Investments, at value	107.2%	343,685
Liabilities in excess of other assets	(7.2)%	(23,014)
Net assets	100.0%	$320,671

NOTES TO SCHEDULE OF INVESTMENTS:

(a)  No dividends were paid during the preceding twelve months.

(b)  At June 30, 2005, all or a portion of this security is on loan (see Note 1). The value at June 30, 2005, of all securities on loan is $29,745.

(c)  Floating or variable rate note. Rate is listed as of June 30, 2005.

(d)  Cash collateral for the Repurchase Agreements, valued at $8,532, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00%–10.325% and 9/15/2005–12/31/2049, respectively.

(e)  Regulated investment company advised by Investors Bank and Trust Co. ("IBT"). IBT is also the accounting, custody and lending agent for the Fund.

DEFINITIONS:

144A  144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2005, these securities aggregated $2,773 or .9% of the net assets of the Fund.

ADR  American Depositary Receipt

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

5

T. Rowe Price Growth Stock

STATEMENT OF ASSETS AND LIABILITIES
At June 30, 2005
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
Investment securities, at value (cost: $298,202) (including securities loaned of $29,745)	$343,685
Cash	8,496
Receivables:
Investment securities sold	398
Shares sold	173
Interest	15
Dividends	289
Dividend reclaims receivable	6
353,062
Liabilities:
Investment securities purchased	1,140
Accounts payable and accrued liabilities:
Shares redeemed	296
Management and advisory fees	200
Service fees	1
Payable for collateral for securities on loan	30,734
Other	20
32,391
Net Assets	$320,671
Net Assets Consist of:
Capital stock, 50,000 shares authorized ($.01 par value)	$150
Additional paid-in capital	279,271
Undistributed net investment income (loss)	2,106
Accumulated net realized gain (loss) from investment securities and foreign currency transactions	(6,338)
Net unrealized appreciation (depreciation) on:
Investment securities	45,483
Translation of assets and liabilites denominated in foreign currencies	(1)
Net Assets	$320,671
Net Assets by Class:
Initial Class	$316,020
Service Class	4,651
Shares Outstanding:
Initial Class	14,794
Service Class	219
Net Asset Value and Offering Price Per Share:
Initial Class	$21.36
Service Class	21.26

STATEMENT OF OPERATIONS
For the period ended June 30, 2005
(all amounts in thousands)
(unaudited)

Investment Income:
Interest	$52
Dividends	1,859
Income from loaned securities–net	30
Less withholding taxes on foreign dividends	(42)
1,899
Expenses:
Management and advisory fees	1,248
Printing and shareholder reports	15
Custody fees	29
Administration fees	32
Legal fees	2
Audit fees	7
Trustees fees	6
Other	2
Service fees:
Service Class	4
Total expenses	1,345
Net Investment Income (Loss)	554
Net Realized Gain (Loss) from:
Investment securities	12,252
Foreign currency transactions	(62)
12,190
Net Increase (Decrease) in Unrealized Appreciation (Depreciation) on:
Investment securities	(17,344)
Translation of assets and liabilities denominated in foreign currencies	(2)
(17,346)
Net Gain (Loss) on Investments and Foreign Currency Transactions	(5,156)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(4,602)

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

6

T. Rowe Price Growth Stock

STATEMENTS OF CHANGES IN NET ASSETS
For the period or year ended
(all amounts in thousands)

	June 30, 2005 (unaudited)	December 31, 2004
Increase (Decrease) in Net Assets From:
Operations:
Net investment income (loss)	$554	$1,716
Net realized gain (loss) from investment securities and foreign currency transactions	12,190	22,043
Net unrealized appreciation (depreciation) on investment securities and foreign currency translation	(17,346)	6,306
	(4,602)	30,065
Distributions to Shareholders:
From net investment income:
Initial Class	–	(459)
Service Class	–	(3)
	–	(462)
Capital Share Transactions:
Proceeds from shares sold:
Initial Class	11,270	18,155
Service Class	2,179	2,619
	13,449	20,774
Dividends and distributions reinvested:
Initial Class	–	459
Service Class	–	3
	–	462
Cost of shares redeemed:
Initial Class	(24,196)	(39,498)
Service Class	(479)	(555)
	(24,675)	(40,053)
	(11,226)	(18,817)
Net increase (decrease) in net assets	(15,828)	10,786
Net Assets:
Beginning of period	336,499	325,713
End of period	$320,671	$336,499
Undistributed Net Investment Income (Loss)	$2,106	$1,552

	June 30, 2005 (unaudited)	December 31, 2004
Share Activity:
Shares issued:
Initial Class	534	905
Service Class	104	132
	638	1,037
Shares issued–reinvested from distributions:
Initial Class	–	25
	–	25
Shares redeemed:
Initial Class	(1,160)	(1,990)
Service Class	(23)	(28)
	(1,183)	(2,018)
Net increase (decrease) in shares outstanding:
Initial Class	(626)	(1,060)
Service Class	81	104
	(545)	(956)

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

7

T. Rowe Price Growth Stock

FINANCIAL HIGHLIGHTS
(unaudited for the period ended June 30, 2005)

		For a share outstanding throughout each period (a)
		Net Asset	Investment Operations			Distributions			Net Asset
	For the Period Ended (b)	Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total Operations	From Net Investment Income	From Net Realized Gains	Total Distributions	Value, End of Period
Initial Class	6/30/2005	$21.63	$0.04	$(0.31)	$(0.27)	$–	$–	$–	$21.36
	12/31/2004	19.72	0.11	1.83	1.94	(0.03)	–	(0.03)	21.63
	12/31/2003	15.09	0.03	4.61	4.64	(0.01)	–	(0.01)	19.72
	12/31/2002	19.56	0.02	(4.48)	(4.46)	(0.01)	–	(0.01)	15.09
	12/31/2001	25.62	0.02	(2.37)	(2.35)	–	(3.71)	(3.71)	19.56
	12/31/2000	28.73	–	(0.15)	(0.15)	(0.03)	(2.93)	(2.96)	25.62
Service Class	6/30/2005	21.55	0.01	(0.30)	(0.29)	–	–	–	21.26
	12/31/2004	19.70	0.09	1.79	1.88	(0.03)	–	(0.03)	21.55
	12/31/2003	16.08	–	3.62	3.62	–	–	–	19.70

			Ratios/Supplemental Data
	For the Period	Total	Net Assets, End of Period	Ratio of Expenses to Average Net Assets (f)		Net Investment Income (Loss) to Average	Portfolio Turnover
	Ended (b)	Return (c)(g)	(000's)	Net (d)	Total (e)	Net Assets (f)	Rate (g)
Initial Class	6/30/2005	(1.25)%	$316,020	0.85%	0.85%	0.35%	21%
	12/31/2004	9.86	333,533	0.84	0.84	0.53	38
	12/31/2003	30.76	325,035	0.84	0.84	0.20	38
	12/31/2002	(22.81)	222,912	0.87	0.92	0.12	48
	12/31/2001	(10.04)	229,751	0.91	0.93	0.11	67
	12/31/2000	(0.51)	269,983	0.90	0.91	0.01	80
Service Class	6/30/2005	(1.35)	4,651	1.10	1.10	0.10	21
	12/31/2004	9.56	2,966	1.10	1.10	0.47	38
	12/31/2003	22.51	678	1.12	1.12	0.01	38

NOTES TO FINANCIAL HIGHLIGHTS

(a)  Per share information is calculated based on average number of shares outstanding.

(b)  T. Rowe Price Growth Stock (the "Fund") share classes commenced operations as follows:

Initial Class – January 3, 1995
    Service Class – May 1, 2003

(c)  Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.

(d)  For the period ended June 30, 2005 and for the years ended December 31, 2004 and December 31, 2003, Ratio of Net Expenses to Average Net Assets is net of fee waivers and reimbursments by the investment advisor, if any (see note 2). For the year ended December 31, 2002, Ratio of Net Expenses to Average Net Assets is net of fees paid indirectly. For the year ended December 31, 2001 and prior years , Ratio of Net Expenses to Average Net Assets is net of fees paid indirectly and credit allowed by the custodian.

(e)  Ratio of Total Expenses to Average Net Assets includes all expenses before fee waivers and reimbursements by the investment adviser.

(f)  Annualized.

(g)  Not annualized for periods of less than one year.

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

8

T. Rowe Price Growth Stock

NOTES TO FINANCIAL STATEMENTS
At June 30, 2005
(all amounts in thousands)
(unaudited)

NOTE 1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The AEGON/Transamerica Series Trust ("ATST") is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. ATST serves as a funding vehicle for variable life insurance, variable annuity and group annuity products. T. Rowe Price Growth Stock ("the Fund"), part of ATST, began operations as part of Endeavor Series Trust on January 3, 1995. The Fund became part of ATST on May 1, 2002.

Effective May 1, 2005, AEGON/Transamerica Series Fund, Inc. changed its name to AEGON/Transamerica Series Trust.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties, which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

See the Prospectus and Statement of Additional Information for a description of the Fund's investment objective.

In preparing the Fund's financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP"), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following policies were consistently followed by the Fund, in accordance with GAAP.

Multiple class operations and expenses: The Fund currently offers two classes of shares, an Initial Class and a Service Class. Income, non-class specific expenses and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

Pricing of shares: The Fund prices its shares on the basis of the net asset value of each class of shares of the Fund, which is determined as of the close of the New York Stock Exchange ("NYSE") (generally 4:00 p.m. Eastern Time) on each day on which the NYSE is open for trading.

Security valuations: Fund investments traded on an exchange are valued at the closing price on the day of valuation on the exchange where the security is principally traded. With respect to securities traded on the NASDAQ/NMS, such closing price may be the last reported sales price or the NASDAQ official closing price.

Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last quoted bid price.

Debt securities are valued by independent pricing services at the last quoted bid price; however, those that mature in sixty days or less are valued at amortized cost, which approximates market.

Investment company securities are valued at net asset value of the underlying portfolio.

Foreign securities generally are valued based on quotations from the primary market in which they are traded and are translated from the local currency into U.S. dollars using closing exchange rates. Many foreign securities markets are open for trading at times when the U.S. markets are closed for trading, and many foreign securities markets close for trading before the close of the NYSE. The value of foreign securities may be affected significantly on a day that the NYSE is closed and an investor is unable to purchase or redeem shares. If a significant market event impacting the value of a portfolio security (e.g., natural disaster, company announcement, market volatility) occurs subsequent to the close of trading in the security, but prior to the calculation of the Fund's net asset value per share, market quotations for that security may be determined to be unreliable and, accordingly, not "readily available." If market quotations are not readily available, and the impact of such a significant market event materially effects the net asset value per share of the Fund, an affected portfolio security will be valued at fair market value as determined in good faith using guidelines adopted by the Board of Trustees of the Fund, under the supervision of the Fund's Valuation Committee. Factors that may be considered to value foreign securities at fair market value may include, among others: the value of other securities traded on other markets, foreign currency exchange activity and the trading of financial products tied to foreign securities.

Other securities for which quotations are not readily available are valued at fair market value as determined in good faith using guidelines adopted by the Board of Trustees, under the supervision of the Fund's Valuation Committee. These guidelines may include: the type of security; any restrictions on its resale; financial or business news of the issuer; similar or related securities that are actively trading; related corporate actions; and other significant events occurring after the close of trading in the security.

Cash: The Fund may leave cash overnight in its cash account with the custodian, Investors Bank & Trust Company ("IBT"). IBT has been contracted on behalf of the Fund to invest the excess cash into a savings account, which at June 30, 2005, was paying an interest rate of 2.02%.

Throughout the six months, the Fund may have a cash overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

9

T. Rowe Price Growth Stock

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2005
(all amounts in thousands)
(unaudited)

NOTE 1.–(continued)

Repurchase agreements: The Fund is authorized to enter into repurchase agreements. The Fund, through IBT, receives delivery of the underlying securities, the value of which at the time of purchase is required to be an amount equal to at least 100% of the resale price. Repurchase agreements involve the risk that the seller will fail to repurchase the security, as agreed. In that case, the Fund will bear the risk of value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, may place security transactions of the Fund with broker/dealers with which ATST has established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions paid by the Fund be used to pay expenses that would otherwise be borne by any other funds within ATST, or by any other party.

Recaptured commissions during the six months ended June 30, 2005, of $4 are included in net realized gains in the Statement of Operations.

Securities lending: The Fund may lend securities to enhance fund earnings from investing cash collateral in making such loans to qualified borrowers (typically broker/dealers). The Fund has engaged its custodian bank, IBT, as a lending agent to administer its securities lending program. IBT earned $13 of program income for its services. When the Fund makes a security loan, it receives cash collateral as protection against the risk that the borrower will default on the loan, and records an asset for the cash invested collateral and a liability for the return of the collateral.

Loans of securities are required to be secured by collateral at least equal to 102% of the value of the securities at inception of the loan, and not less then 100% thereafter. The Fund may invest cash collateral in short-term money market instruments including: U.S. Treasury Bills, U.S. agency obligations, commercial paper, money market mutual funds, repurchase agreements and other highly rated, liquid investments. During the life of securities loans, the collateral and securities loaned remain subject to fluctuation in value. IBT marks to market securities loaned and the collateral each business day. If additional collateral is due (at least $1), IBT collects additional cash collateral from the borrowers. Although securities loaned will be fully collateralized at all times, IBT may experience delays in, or may be prevented from, recovering the collateral on behalf of the Fund. The Fund may recall a loaned security position at any time from the borrower through IBT. In the event the borrower fails to timely return a recalled security, IBT may indemnify the Fund by purchasing replacement securities for the Fund at its own expense and claiming the collateral to fund such a purchase. IBT absorbs the loss if the collateral value is not sufficient to cover the cost of the replacement securities. If replacement securities are not available, IBT will credit the equivalent cash value to the Fund.

While a security is on loan, the Fund does not have the right to vote that security. However, if time permits, the Fund will attempt to recall a security on loan and vote the proxy.

Income from securities lending is included in the Statement of Operations. The amount of collateral and value of securities on loan are included in the Statement of Assets and Liabilities as well as in the Schedule of Investments.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Foreign currency denominated investments: The accounting records of the Fund are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the closing exchange rate each day. The cost of foreign securities is translated at the exchange rate in effect when the investment was acquired. The Fund combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include: 1) foreign currency fluctuations between trade date and settlement date of investment security transactions; 2) gains and losses on forward foreign currency contracts; and 3) the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions, including unanticipated movements in exchange currency rates, the degree of government supervision and regulation of security markets, and the possibility of political or economic instability.

Foreign capital gains taxes: The Fund may be subject to taxes imposed by countries in which it invests, with respect to its investment in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Fund accrues such taxes when the related income or capital gains are earned. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

10

T. Rowe Price Growth Stock

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2005
(all amounts in thousands)
(unaudited)

NOTE 1.–(continued)

of sales earned by foreign investors. In addition, if there is deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

Forward foreign currency contracts: The Fund may enter into forward foreign currency contracts to hedge against exchange rate risk arising from investments in securities denominated in foreign currencies. Contracts are valued at the contractual forward rate and are marked to market daily, with the change in value recorded as an unrealized gain or loss. When the contracts are closed a realized gain or loss is incurred. Risks may arise from changes in market value of the underlying currencies and from the possible inability of counterparties to meet the terms of their contracts.

There were no open forward foreign currency contracts at June 30, 2005.

Dividend distributions: Dividends and capital gains distributions are typically declared and reinvested annually and are generally paid and reinvested on the business day following the ex-date.

NOTE 2.  RELATED PARTY TRANSACTIONS

Transamerica Fund Advisors, Inc. ("TFAI") is the Fund's investment adviser. Transamerica Fund Services, Inc. ("TFS") is the Fund's administrator and transfer agent. AFSG Securities Corp. ("AFSG") is the Fund's distributor. AFSG is 100% owned by AUSA Holding Company ("AUSA"). TFAI is a directly owned subsidiary of Western Reserve Life Assurance Co. of Ohio (78%) and AUSA (22%). TFS is a wholly owned subsidiary of WRL (50%) and AUSA (50%). AUSA and WRL are wholly owned indirect subsidiaries of AEGON, NV, a Netherlands corporation.

Effective January 1, 2005 AEGON/Transamerica Fund Advisors, Inc. ("ATFA") was renamed Transamerica Fund Advisors, Inc. ("TFAI"); AEGON/Transamerica Fund Services, Inc. ("ATFS") and AEGON/Transamerica Investor Services, Inc. ("ATIS") merged into one entity and was renamed Transamerica Fund Services, Inc. ("TFS").

Certain officers and trustees of the Fund are also officers and/or trustees of TFAI, TFS, AFSG and WRL. No affiliated officer or trustee receives any compensation directly from the Fund.

The following schedule reflects the percentage of fund assets owned by affiliated mutual funds (i.e., through the asset allocation funds):

	Net Assets	% of Net Assets
Select + Aggressive	$130	0.04%
Select + Conservative	506	0.16%
Select + Growth & Income	1,804	0.56%
Total	$2,440	0.76%

Investment advisory fee: The Fund pays management fees to TFAI based on average daily net assets ("ANA") at the following rate:

0.80% of the first $500 million of ANA
0.775% of ANA over $500 million

TFAI has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

0.89% Expense Limit

If total fund expenses fall below the annual expense limitation agreement agreed to by the adviser within the succeeding three years, the Fund may be required to pay that adviser a portion or all of the waived advisory fees.

There are no amounts available for recapture at June 30, 2005.

The sub-adviser, T. Rowe Price, has agreed to a pricing discount based on aggregate assets that they manage in ATST and Transamerica IDEX Mutual Funds. The amount of the discount received by the Fund at June 30, 2005 was $12, and is presented as a reduction of management and advisory fees in the Statement of Operations.

Distribution and service fees: The Fund adopted a distribution plan ("Distribution Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. Pursuant to the Distribution Plan, ATST entered into a Distribution Agreement with AFSG effective May 1, 1999.

Under the Distribution Plan and Distribution Agreement on the Initial Class shares, AFSG, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund's shares, amounts equal to actual expenses associated with distributing the shares.

The Fund is authorized under the 12b-1 plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%

AFSG has determined that it will not seek payment by the Fund of the distribution expenses incurred with respect to the Initial Class shares before April 30, 2006. Prior to AFSG seeking reimbursement of future

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

11

T. Rowe Price Growth Stock

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2005
(all amounts in thousands)
(unaudited)

NOTE 2.–(continued)

expenses, policy and contract owners will be notified in advance. The Fund will pay fees relating to Service Class shares.

Administrative services: The Fund has entered into an agreement with TFS for financial and legal fund administration services, which includes such items as compliance, expenses, financial statements and other reporting, distributions, tax returns, prospectus preparation, board of trustees meeting support, transfer agency and other legal matters. The Fund pays TFS an annual fee of 0.02% of average net assets.The Legal fees on the Statement of Operations are for fees paid to external legal counsel.

Deferred compensation plan: Each eligible Fund Trustee may elect participation in the Deferred Compensation Plan for Trustees of ATST ("the Plan"). Under the Plan, such Trustees may defer payment of a percentage of their total fees earned as a Fund Trustee. These deferred amounts may be invested in any portfolio of Transamerica IDEX Mutual Funds, an affiliate of the Fund. At June 30, 2005, the value of invested plan amount was $15. Invested plan amounts and the total liability for deferred compensation to the Trustees under the Plan at June 30, 2005, are included in Net Assets in the accompanying Statement of Assets and Liabilities.

NOTE 3.  INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the six months ended June 30, 2005, were as follows:

Purchases of securities:
Long-Term excluding U.S. Government	$66,375
U.S. Government	–
Proceeds from maturities and sales of securities:
Long-Term excluding U.S. Government	76,694
U.S. Government	–

NOTE 4.  FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, wash sales, foreign currency transactions, net operating losses and capital loss carryforwards.

The capital loss carryforwards are available to offset future realized capital gains through the periods listed:

Capital Loss Carryforwards	Available through
$9,108	December 31, 2010
4,328	December 31, 2011

The aggregate cost of investments and composition of unrealized appreciation (depreciation) for federal income tax purposes as of June 30, 2005, are as follows:

Federal Tax Cost Basis	$300,632
Unrealized Appreciation	$49,317
Unrealized (Depreciation)	(6,264)
Net Unrealized Appreciation (Depreciation)	$43,053

NOTE 5.  REGULATORY PROCEEDINGS

There continues to be significant federal and state regulatory activity relating to financial services companies, particularly mutual fund companies and their investment advisers. As part of an ongoing investigation regarding potential market timing, recordkeeping and trading compliance issues and matters affecting the Fund's investment adviser, TFAI, and certain employees and affiliates of TFAI, the SEC staff has indicated that it is likely to take some action against TFAI and certain of its affiliates at the conclusion of the investigation. The potential timing and the scope of any such action is difficult to predict. Although the impact of any action brought against TFAI and/or its affiliates is difficult to assess at the present time, the Fund currently believes that the likelihood that any such action will have a material adverse impact on it is remote. It is important to note that the Fund is not aware of any allegation of wrongdoing against it and its Board at the time this semiannual report is printed. Although it is not anticipated that these developments will have an adverse impact on the Fund, there can be no assurance at this time. TFAI and its affiliates are actively working with the SEC in regard to this matter; however, the exact resolution cannot be determined at this time. TFAI will take such actions that it deems necessary or appropriate to continue providing management services to the Fund and to bring all matters to an appropriate conclusion. TFAI and/or its affiliates, and not the Fund, will bear the costs regarding these regulatory matters.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

12

T. Rowe Price Growth Stock

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS – REVIEW AND RENEWAL (unaudited)

At a meeting of the Board of Trustees of AEGON/Transamerica Series Trust ("ATST") held on October 6, 2004, the Board considered and approved the renewal for a one-year period of the Investment Advisory Agreement between T. Rowe Price Growth Stock (the "Portfolio") and Transamerica Fund Advisors, Inc. ("TFAI") as well as the Investment Sub-Advisory Agreement of the Portfolio between TFAI and T. Rowe Price Associates, Inc. (the "Sub-Adviser"). In approving the renewal of these agreements, the Board concluded that the Investment Advisory and Investment Sub-Advisory Agreements enable shareholders of the Portfolio to obtain high quality services at a cost that is appropriate, reasonable, and in the best interests of shareholders based upon the following determinations, among others:

The nature, extent and quality of the advisory service to be provided. The Board considered the nature and quality of the services provided by TFAI and the Sub-Adviser to the Portfolio in the past, as well as the services anticipated to be provided in the future. The Board concluded that TFAI and the Sub-Adviser are capable of providing high quality services to the Portfolio, as indicated by TFAI's management capabilities demonstrated with respect to the Portfolio and other portfolios managed by TFAI, TFAI's management oversight process, the professional qualifications and experience of the Sub-Adviser's portfolio management team, and the Portfolio's long-term investment performance. The Board also concluded that TFAI and the Sub-Adviser would provide the same quality and quantity of investment management and related services as before, that these services are appropriate in scope and extent in light of the Portfolio's operations, the competitive landscape of the investment company business and investor needs, and that TFAI's and the Sub-Adviser's obligations will remain the same in all respects.

The investment performance of the Portfolio. The Board concluded, based in particular on information provided by Lipper Analytics, that the Portfolio's investment performance was competitive or superior relative to comparable portfolios over trailing one-, two-, three- and five-year periods and to the Portfolio's benchmark index over one- and five-year periods. On the basis of the Trustees' assessment of the nature, extent and quality of investment advisory and related services to be provided or procured by TFAI and the Sub-Adviser, the Trustees concluded that TFAI and the Sub-Adviser were capable of generating a level of long-term investment performance that is appropriate in light of the Portfolio's investment objective, policies and strategies and competitive with many other investment companies.

The cost of advisory services provided and the level of profitability. On the basis of the Board's review of the fees to be charged by TFAI and the Sub-Adviser for investment advisory and related services, TFAI's financial statements, the fees paid by TFAI to the Sub-Adviser, TFAI's estimated net management income resulting from its management of the Portfolio, the estimated profitability of TFAI's relationships with the Portfolio and ATST, and the estimated profitability of the Sub-Adviser's relationship with the Portfolio, the Board concluded that the level of investment advisory fees and the profitability is appropriate in light of the services provided, the management fees and overall expense ratios of comparable investment companies, and the anticipated profitability of the relationship between the Portfolio, TFAI and the Sub-Adviser. Further, on the basis of comparative information supplied by Lipper Analytics, the Board determined that the advisory fees and estimated overall expense ratio of the Portfolio were consistent with industry averages.

The extent to which economies of scale would be realized as the Portfolio grows and whether fee levels reflect these economies of scale for the benefit of Portfolio investors. The Trustees concluded that inclusion of asset-based breakpoints in the Portfolio's advisory fee schedule appropriately benefited investors by realizing economies of scale in the form of a lower advisory fee rate as the level of Portfolio assets increases. The Board also concluded that the advisory fees appropriately reflect the Portfolio's current size, the current economic environment for TFAI, and the competitive nature of the investment company market. In addition, the Board noted that it will have the opportunity to periodically re-examine whether the Portfolio has achieved economies of scale, as well as the appropriateness of advisory fees payable to TFAI and the Sub-Adviser, in the future.

Benefits (such as soft dollars) to TFAI or the Sub-Adviser from its relationship with the Portfolio. The Board concluded that other benefits derived by TFAI or the Sub-Adviser from its relationship with the Portfolio are reasonable and fair, and are consistent with industry practice and the best interests of the Portfolio and its shareholders. In this regard, the Board noted that TFAI does not realize "soft dollar" benefits from its relationship with the Portfolio, and that the Sub-Adviser is participating in a brokerage program pursuant to which a portion of brokerage commissions paid by the Portfolio is recaptured for the benefit of the Portfolio and its shareholders, thus limiting the amount of "soft-dollar" arrangements the Sub-Adviser may engage in with respect to the Portfolio's brokerage transactions.

Other considerations. The Board also determined that TFAI had made a substantial commitment to the recruitment and retention of high quality personnel, and maintained the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and its shareholders. The Trustees also concluded that TFAI had made a significant entrepreneurial commitment to the management and success of the Portfolio, reflected by TFAI's expense limitation and fee waiver arrangement with the Portfolio, which may result in TFAI waiving a substantial amount of advisory fees for the benefit of shareholders.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

13

T. Rowe Price Growth Stock

SUPPLEMENTAL INFORMATION (unaudited)
RESULTS OF SHAREHOLDER PROXY

At a special meeting of shareholders held on April 19, 2005, the results of the Proposals were as follows:

Proposal 1:  Approval of an Agreement and Plan of Reorganization pursuant to which AEGON/Transamerica Series Fund, Inc. will reorganize as a Delaware statutory trust.

For	Against	Abstentions/Broker Non-Votes
14,124,213.874	511,090.679	707,152.100

Proposal 2:  Approval of changes to the fundamental investment restrictions of T. Rowe Price Growth Stock as follows:

A. Diversification	For	Against	Abstentions/Broker Non-Votes
	14,637,936.797	681,278.814	23,241.042
B. Borrowing	For	Against	Abstentions/Broker Non-Votes
	14,535,087.234	784,128.377	23,241.042
C. Senior Securities	For	Against	Abstentions/Broker Non-Votes
	14,623,183.346	696,032.265	23,241.042
D. Underwriting Securities	For	Against	Abstentions/Broker Non-Votes
	14,585,805.754	733,409.857	23,241.042
E. Real Estate	For	Against	Abstentions/Broker Non-Votes
	14,616,505.422	702,710.189	23,241.042
F. Making Loans	For	Against	Abstentions/Broker Non-Votes
	14,572,413.150	746,802.461	23,241.042
G. Concentration	For	Against	Abstentions/Broker Non-Votes
	14,559,552.287	759,663.324	23,241.042
H. Commodities	For	Against	Abstentions/Broker Non-Votes
	14,501,683.775	817,531.836	23,241.042

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

14

T. Rowe Price Small Cap

UNDERSTANDING YOUR FUND'S EXPENSES
(unaudited)

SHAREHOLDER EXPENSES

The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at January 1, 2005 and held for the entire period until June 30, 2005.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, note that the expenses shown in the table are meant to highlight your ongoing costs and do not reflect any transaction costs.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period (a)
Initial Class
Actual	$1,000.00	$1,017.80	0.79%	$3.95
Hypothetical (b)	1,000.00	1,020.88	0.79	3.96
Service Class
Actual	1,000.00	1,017.10	1.05	5.25
Hypothetical (b)	1,000.00	1,019.59	1.05	5.26

(a)  Expenses are calculated using each Fund's annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by number of days in the period (181 days), and divided by the number of days in the year (365 days).

(b)  5% return per year before expenses.

GRAPHICAL PRESENTATION OF SCHEDULE OF INVESTMENTS
By Sector
At June 30, 2005

This chart shows the percentage breakdown by sector of the Fund's total investment securities.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

1

T. Rowe Price Small Cap

SCHEDULE OF INVESTMENTS
At June 30, 2005
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (0.0%)
Wholesale Trade Durable Goods (0.0%)
Timco Aviation Services, Inc. 8.00%, due 01/02/2007	$- (a)	$- (a)
Total Corporate Debt Securities (cost: $0)		-
	Shares	Value
COMMON STOCKS (99.1%)
Air Transportation (1.3%)
Airtran Holdings, Inc. (b)(c)	45,700	$422
Frontier Airlines, Inc. (b)	98,300	1,015
JetBlue Airways Corp. (b)(c)	9,200	188
Skywest, Inc.	130,300	2,369
Amusement & Recreation Services (1.4%)
Alliance Gaming Corp. (b)(c)	43,600	611
International Speedway Corp.–Class A	7,000	394
Station Casinos, Inc.	44,600	2,961
WMS Industries, Inc. (b)(c)	8,600	290
Apparel & Accessory Stores (2.4%)
Christopher & Banks Corp.	63,700	1,163
HOT Topic, Inc. (b)	56,200	1,075
Pacific Sunwear of California, Inc. (b)	68,693	1,579
Ross Stores, Inc.	33,600	971
Talbots, Inc.	14,400	468
Urban Outfitters, Inc. (b)(c)	35,900	2,035
Apparel Products (0.4%)
Gymboree Corp. (b)	36,500	499
Quiksilver, Inc. (b)	35,900	574
Auto Repair, Services & Parking (0.3%)
Dollar Thrifty Automotive Group (b)	27,000	1,025
Automotive (0.9%)
Group 1 Automotive, Inc. (b)	15,800	380
Oshkosh Truck Corp.	32,661	2,557
Automotive Dealers & Service Stations (1.2%)
MarineMax, Inc. (b)	28,900	903
O'Reilly Automotive, Inc. (b)	84,800	2,528
Sonic Automotive, Inc.	11,700	249
Beverages (0.1%)
Boston Beer Co., Inc.–Class A (b)	12,700	285
Business Services (3.6%)
ChoicePoint, Inc. (b)	43,200	1,730
Computer Programs & Systems, Inc.	89,400	3,332
Forrester Research, Inc. (b)	8,800	157
Getty Images, Inc. (b)(c)	22,700	1,686
Iron Mountain, Inc. (b)(c)	53,250	1,652

	Shares	Value
Business Services (continued)
Jupitermedia Corp. (b)(c)	90,500	$1,550
MoneyGram International, Inc.	25,400	486
Rent-A-Center, Inc. (b)	11,750	274
SupportSoft, Inc. (b)	64,000	332
Commercial Banks (2.2%)
Amegy Bancorp, Inc.	37,700	844
Boston Private Financial Holdings, Inc. (c)	45,900	1,157
CapitalSource, Inc. (b)(c)	5,900	116
East-West Bancorp, Inc.	30,100	1,011
Investors Financial Services Corp. (d)	37,500	1,418
SVB Financial Group (b)(c)	19,700	944
UCBH Holdings, Inc.	81,400	1,322
Communication (0.6%)
Global Payments, Inc. (c)	23,960	1,624
Insight Communications Co., Inc. (b)	14,100	156
Communications Equipment (1.4%)
Inter-Tel, Inc.	75,700	1,409
Plantronics, Inc. (c)	58,000	2,109
Polycom, Inc. (b)	36,412	543
Powerwave Technologies, Inc. (b)	37,800	386
Computer & Data Processing Services (10.8%)
Activision, Inc. (b)	103,333	1,707
Actuate Corp. (b)	126,500	237
Agile Software Corp. (b)	131,800	830
Altiris, Inc. (b)	41,800	614
Avocent Corp. (b)	7,850	205
Borland Software Corp. (b)	75,300	517
CACI International, Inc.–Class A (b)	27,100	1,712
CNET Networks, Inc. (b)(c)	81,900	962
Cognex Corp.	32,500	851
Cognizant Technology Solutions Corp. (b)	31,600	1,489
Digital Insight Corp. (b)	72,300	1,729
Earthlink, Inc. (b)	20,000	173
F5 Networks, Inc. (b)	29,900	1,412
Factset Research Systems, Inc. (c)	27,450	984
Fair Isaac Corp.	58,834	2,147
Filenet Corp. (b)	25,100	631
Hyperion Solutions Corp. (b)	45,800	1,843
Informatica Corp. (b)	93,500	784
Inforte Corp.	207,200	688
Infospace, Inc. (b)	11,200	369
Jack Henry & Associates, Inc.	37,700	690
Macromedia, Inc. (b)	30,100	1,150
MatrixOne, Inc. (b)	175,100	875
Mercury Interactive Corp. (b)	3,800	146

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

2

T. Rowe Price Small Cap

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2005
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
Computer & Data Processing Services (continued)
MTC Technologies, Inc. (b)	53,100	$1,956
National Instruments Corp. (c)	5,500	117
NetIQ Corp. (b)(c)	26,700	303
Open Solutions, Inc. (b)	14,000	284
Packeteer, Inc. (b)	64,000	902
Quest Software, Inc. (b)	22,900	312
Radiant Systems, Inc. (b)	45,950	524
Red Hat, Inc. (b)(c)	51,400	673
RightNow Technologies, Inc. (b)(c)	74,500	895
RSA Security, Inc. (b)	34,400	395
Serena Software, Inc. (b)	40,500	782
SkillSoft PLC, ADR (b)	20,500	71
SRA International, Inc.–Class A (b)(c)	73,900	2,566
Websense, Inc. (b)(c)	21,500	1,033
Computer & Office Equipment (1.7%)
Maxtor Corp. (b)	156,400	813
Sandisk Corp. (b)	38,800	921
ScanSource, Inc. (b)	25,600	1,099
Zebra Technologies Corp.–Class A (b)	53,825	2,357
Construction (0.7%)
Insituform Technologies, Inc.–Class A (b)(c)	26,400	423
MDC Holdings, Inc.	22,895	1,883
Drug Stores & Proprietary Stores (0.2%)
Drugstore.Com, Inc. (b)	116,500	486
Educational Services (1.8%)
Apollo Group, Inc.–Class A (b)	11,188	875
Corinthian Colleges, Inc. (b)	29,200	373
DeVry, Inc. (b)(c)	21,400	426
Education Management Corp. (b)	68,100	2,297
ITT Educational Services, Inc. (b)(c)	32,800	1,752
Electrical Goods (0.3%)
Hughes Supply, Inc.	34,800	978
Electronic & Other Electric Equipment (1.0%)
Aeroflex, Inc. (b)	173,300	1,456
DTS, Inc. (b)	50,700	904
Harman International Industries, Inc.	7,000	570
SBS Technologies, Inc. (b)	25,500	237
Electronic Components & Accessories (5.9%)
Advanced Energy Industries, Inc. (b)	156,300	1,229
AMIS Holdings, Inc. (b)	33,900	452
ATMI, Inc. (b)(c)	28,300	821
Cymer, Inc. (b)(c)	62,800	1,655
Dolby Laboratories, Inc.–Class A (b)	21,800	481
Exar Corp. (b)	41,700	621
Integrated Circuit Systems, Inc. (b)	41,400	854

	Shares	Value
Electronic Components & Accessories (continued)
Integrated Silicon Solutions, Inc. (b)(c)	89,300	$662
Intersil Corp.–Class A	65,560	1,231
Lattice Semiconductor Corp. (b)	43,700	194
Mercury Computer Systems, Inc. (b)	45,900	1,256
Micrel, Inc. (b)	26,700	308
Microchip Technology, Inc.	6,637	197
Omnivision Technologies, Inc. (b)(c)	78,700	1,070
Pericom Semiconductor Corp. (b)	47,100	383
Semtech Corp. (b)	49,000	816
Silicon Storage Technology, Inc. (b)	80,200	323
Skyworks Solutions, Inc. (b)	40,300	297
Tessera Technologies, Inc. (b)	8,000	267
Trident Microsystems, Inc. (b)	28,900	656
Triquint Semiconductor, Inc. (b)	69,861	233
TTM Technologies, Inc. (b)	155,100	1,180
Varian Semiconductor Equipment Associates, Inc. (b)	38,200	1,413
Virage Logic Corp. (b)	62,900	648
Zoran Corp. (b)	81,682	1,086
Environmental Services (1.0%)
Stericycle, Inc. (b)	32,600	1,640
Waste Connections, Inc. (b)	36,650	1,367
Fabricated Metal Products (0.2%)
Simpson Manufacturing Co., Inc.	22,600	690
Food & Kindred Products (0.2%)
Peet's Coffee & Tea, Inc. (b)(c)	16,000	529
Food Stores (0.2%)
Whole Foods Market, Inc.	5,400	639
Furniture & Home Furnishings Stores (0.3%)
Williams-Sonoma, Inc. (b)(c)	26,600	1,053
Health Services (6.1%)
Amedisys, Inc. (b)(c)	29,100	1,070
Amsurg Corp. (b)	8,700	241
Community Health Systems, Inc. (b)	24,600	930
Coventry Health Care, Inc. (b)	39,800	2,816
DaVita, Inc. (b)	55,900	2,542
Gentiva Health Services, Inc. (b)	52,100	931
LCA-Vision, Inc.	10,800	523
LifePoint Hospitals, Inc. (b)	22,900	1,157
Manor Care, Inc.	19,300	767
Matria Healthcare, Inc. (b)	22,050	711
Omnicare, Inc.	54,300	2,304
Renal Care Group, Inc. (b)	22,100	1,019
Symbion, Inc. (b)(c)	49,000	1,169

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

3

T. Rowe Price Small Cap

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2005
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
Health Services (continued)
Triad Hospitals, Inc. (b)	15,100	$825
United Surgical Partners International, Inc. (b)(c)	34,600	1,802
Holding & Other Investment Offices (0.7%)
Affiliated Managers Group (b)(c)	26,100	1,783
First Marblehead Corp. (The) (b)(c)	14,600	512
Hotels & Other Lodging Places (0.3%)
Great Wolf Resorts, Inc. (b)(c)	44,000	899
Industrial Machinery & Equipment (2.4%)
Actuant Corp.–Class A (b)	20,200	968
Axcelis Technologies, Inc. (b)	60,700	416
Brooks Automation, Inc. (b)	26,800	398
Engineered Support Systems, Inc. (c)	78,200	2,802
Entegris, Inc. (b)	55,600	550
FMC Technologies, Inc. (b)	19,800	633
National Oilwell Varco, Inc. (b)	15,738	748
Oil States International, Inc. (b)	42,900	1,080
Instruments & Related Products (3.4%)
Anaren, Inc. (b)	35,800	471
Cohu, Inc.	26,500	531
Cyberoptics Corp. (b)	148,600	1,932
Dionex Corp. (b)	9,450	412
Flir Systems, Inc. (b)	65,800	1,963
Fossil, Inc. (b)	81,212	1,844
Herley Industries, Inc. (b)	18,200	332
II-VI, Inc. (b)	30,500	561
Mine Safety Appliances Co.	17,500	809
Orbotech, Ltd. (b)	33,200	713
Pinnacle Systems, Inc. (b)	45,900	252
Rudolph Technologies, Inc. (b)(c)	9,300	133
Varian, Inc. (b)	14,600	552
Insurance (2.0%)
Max Reinsurance Capital, Ltd.	39,600	907
RenaissanceRe Holdings, Ltd.	22,700	1,118
Stancorp Financial Group, Inc.	15,100	1,156
Triad Guaranty, Inc. (b)	19,400	978
WellChoice, Inc. (b)	31,100	2,161
Insurance Agents, Brokers & Service (0.3%)
Brown & Brown, Inc.	17,300	777
Leather & Leather Products (0.3%)
Timberland Co.–Class A (b)(c)	22,600	875
Management Services (2.3%)
Corporate Executive Board Co.	53,800	4,214
Navigant Consulting, Inc. (b)	25,800	456
Resources Connection, Inc. (b)	104,800	2,435

	Shares	Value
Manufacturing Industries (0.4%)
Daktronics, Inc.	23,600	$472
RC2 Corp. (b)	4,900	184
Shuffle Master, Inc. (b)(c)	18,450	517
Medical Instruments & Supplies (6.3%)
Advanced Neuromodulation Systems, Inc. (b)(c)	26,400	1,048
Armor Holdings, Inc. (b)	19,500	772
Aspect Medical Systems, Inc. (b)	45,900	1,365
Coherent, Inc. (b)	21,500	774
DENTSPLY International, Inc.	26,700	1,442
ICU Medical, Inc. (b)(c)	40,100	1,290
Inamed Corp. (b)	29,850	1,999
Integra LifeSciences Holdings Corp. (b)(c)	20,400	596
Kyphon, Inc. (b)(c)	17,100	595
Mentor Corp.	29,400	1,220
Merit Medical Systems, Inc. (b)	24,300	374
Respironics, Inc. (b)	77,200	2,788
Steris Corp.	87,600	2,257
Techne Corp. (b)(c)	30,100	1,382
Thoratec Corp. (b)(c)	88,500	1,358
Wright Medical Group, Inc. (b)	17,000	454
Motion Pictures (1.2%)
Avid Technology, Inc. (b)(c)	51,800	2,760
Macrovision Corp. (b)	48,200	1,086
Oil & Gas Extraction (4.7%)
Atwood Oceanics, Inc. (b)	5,500	339
Bill Barrett Corp. (b)(c)	30,600	905
Cabot Oil & Gas Corp.	39,600	1,374
CAL Dive International, Inc. (b)	45,800	2,399
Comstock Resources, Inc. (b)	88,900	2,248
Forest Oil Corp. (b)	19,100	802
Global Industries, Ltd. (b)	38,300	326
Grey Wolf, Inc. (b)(c)	82,100	608
Helmerich & Payne, Inc.	13,500	633
Patterson-UTI Energy, Inc.	49,600	1,380
Spinnaker Exploration Co. (b)	30,100	1,068
Stone Energy Corp. (b)	20,700	1,012
Unit Corp. (b)	37,000	1,628
Personal Services (0.2%)
Jackson Hewitt Tax Service, Inc.	20,300	480
Pharmaceuticals (6.3%)
Abgenix, Inc. (b)(c)	43,500	373
Alkermes, Inc. (b)(c)	36,400	481
Amylin Pharmaceuticals, Inc. (b)(c)	27,200	569
Andrx Corp. (b)(c)	39,400	800

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

4

T. Rowe Price Small Cap

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2005
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
Pharmaceuticals (continued)
Bradley Pharmaceuticals, Inc. (b)(c)	17,900	$192
Celgene Corp. (b)	15,400	628
Cephalon, Inc. (b)(c)	16,414	653
Charles River Laboratories International, Inc. (b)	31,200	1,505
D&K Healthcare Resources, Inc.	24,500	207
Digene Corp. (b)	72,400	2,004
Henry Schein, Inc. (b)	10,600	440
ICOS Corp. (b)(c)	12,400	263
Idexx Laboratories, Inc. (b)(c)	9,600	598
Invitrogen Corp. (b)	23,600	1,966
Martek Biosciences Corp. (b)(c)	32,800	1,245
Medicis Pharmaceutical Corp.–Class A (c)	53,500	1,698
Neurocrine Biosciences, Inc. (b)	26,400	1,110
Noven Pharmaceuticals, Inc. (b)	64,000	1,119
Par Pharmaceutical Cos., Inc. (b)(c)	9,300	296
Priority Healthcare Corp.–Class B (b)	17,500	444
Protein Design Labs, Inc. (b)	110,800	2,239
Taro Pharmaceuticals Industries (b)(c)	23,900	695
Vertex Pharmaceuticals, Inc. (b)	9,850	166
Primary Metal Industries (0.5%)
Lone Star Technologies, Inc. (b)	3,300	150
Maverick Tube Corp. (b)(c)	31,300	933
Steel Dynamics, Inc.	20,900	549
Printing & Publishing (0.4%)
Scholastic Corp. (b)	21,800	840
Valassis Communications, Inc. (b)	11,300	419
Radio & Television Broadcasting (1.3%)
COX Radio, Inc.–Class A (b)	34,200	539
Emmis Communications Corp.–Class A (b)	38,500	680
Entercom Communications Corp. (b)	21,100	702
Radio One, Inc.–Class D (b)	75,400	963
Regent Communications, Inc. (b)	78,200	459
Spanish Broadcasting System, Inc.–Class A (b)	58,800	587
Radio, Television & Computer Stores (0.4%)
GameStop Corp.–Class A (b)(c)	36,400	1,191
Research & Testing Services (1.7%)
Advisory Board Co. (The) (b)	73,400	3,578
Incyte Corp. (b)	37,000	265
Pharmaceutical Product Development, Inc. (b)	27,900	1,307
Residential Building Construction (0.8%)
Toll Brothers, Inc. (b)(c)	25,400	2,579
Restaurants (2.7%)
BJ's Restaurants, Inc. (b)	18,900	384
CEC Entertainment, Inc. (b)(c)	39,400	1,658
Cheesecake Factory (The) (b)(c)	33,200	1,153

	Shares	Value
Restaurants (continued)
PF Chang's China Bistro, Inc. (b)(c)	35,100	$2,070
Rare Hospitality International, Inc. (b)	61,375	1,870
Sonic Corp. (b)	45,662	1,394
Retail Trade (2.7%)
AC Moore Arts & Crafts, Inc. (b)(c)	72,200	2,282
Coldwater Creek, Inc. (b)	54,600	1,360
Hibbett Sporting Goods, Inc. (b)	18,300	692
Marvel Enterprises, Inc. (b)(c)	49,000	966
Michaels Stores, Inc.	40,800	1,688
Petsmart, Inc. (c)	40,700	1,235
Zumiez, Inc. (b)	5,700	166
Savings Institutions (0.1%)
IndyMac Bancorp, Inc.	10,700	436
Security & Commodity Brokers (1.0%)
Eaton Vance Corp.	37,600	899
Greenhill & Co., Inc. (c)	4,800	194
Legg Mason, Inc.	10,400	1,083
Raymond James Financial, Inc.	37,700	1,065
Social Services (0.8%)
Bright Horizons Family Solutions, Inc. (b)(c)	59,600	2,427
Stone, Clay & Glass Products (0.5%)
Gentex Corp. (c)	90,800	1,653
Telecommunications (2.4%)
Adtran, Inc.	57,900	1,435
Alamosa Holdings, Inc. (b)	10,700	149
Nextel Partners, Inc.–Class A (b)(c)	149,500	3,763
NII Holdings, Inc.–Class B (b)(c)	14,700	940
Novatel Wireless, Inc. (b)(c)	9,500	118
Ubiquitel, Inc. (b)	40,400	330
Wireless Facilities, Inc. (b)	121,300	768
Transportation & Public Utilities (0.9%)
UTI Worldwide, Inc.	38,900	2,708
Transportation Equipment (0.2%)
Thor Industries, Inc.	18,800	591
Trucking & Warehousing (1.0%)
Forward Air Corp.	28,200	797
Old Dominion Freight Line, Inc. (b)	44,950	1,206
US Xpress Enterprises, Inc.–Class A (b)	31,000	369
Werner Enterprises, Inc.	40,600	797
Variety Stores (0.5%)
Family Dollar Stores, Inc.	7,500	196
Fred's, Inc. (c)	75,750	1,256
Wholesale Trade Durable Goods (2.5%)
Cytyc Corp. (b)	54,000	1,191

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

5

T. Rowe Price Small Cap

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2005
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
Wholesale Trade Durable Goods (continued)
Insight Enterprises, Inc. (b)	69,600	$1,405
Interline Brands, Inc. (b)	7,300	145
Patterson Cos., Inc. (b)	22,900	1,032
Reliance Steel & Aluminum Co.	14,400	534
SCP Pool Corp.	44,987	1,579
Symyx Technologies, Inc. (b)	54,700	1,531
Timco Aviation Services, Inc. Warrants, Expires 2/28/2007 (b)	117	- (a)
West Marine, Inc. (b)(c)	18,400	332
Wholesale Trade Nondurable Goods (1.7%)
Performance Food Group Co. (b)	16,600	501
SunOpta, Inc. (b)(c)	291,600	1,656
Tractor Supply Co. (b)(c)	22,600	1,110
United Natural Foods, Inc. (b)(c)	63,200	1,919
Total Common Stocks (cost: $259,819)		308,016
	Principal	Value
SECURITY LENDING COLLATERAL (22.1%)
Debt (19.5%)
Bank Notes (1.1%)
Bank of America 3.27%, due 07/18/2005 (e)	$664	$664
3.27%, due 08/30/2005 (e)	774	774
Bear Stearns & Co. 3.57%, due 09/08/2005 (e)	997	997
3.57%, due 12/06/2005 (e)	332	332
Credit Suisse First Boston Corp. 3.15%, due 09/09/2005 (e)	332	332
3.44%, due 03/10/2006 (e)	332	332
Certificates Of Deposit (0.4%)
Canadian Imperial Bank of Commerce 3.40%, due 11/04/2005 (e)	361	361
3.41%, due 05/18/2006 (e)	831	831
Commercial Paper (3.7%)
Compass Securitization–144A 3.27%, due 07/22/2005	576	576
Fairway Finance Corp.–144A 3.27%, due 07/28/2005	831	831
General Electric Capital Corp. 3.25%, due 07/08/2005	987	987
Grampian Funding LLC–144A 3.28%, due 07/13/2005	664	664
Greyhawk Funding LLC–144A 3.31%, due 08/09/2005	831	831
Jupiter Securitization Corp.–144A 3.28%, due 08/02/2005	1,655	1,655

	Principal	Value
Commercial Paper (continued)
Morgan Stanley Dean Witter & Co. 3.52%, due 12/07/2005 (e)	$2,160	$2,160
3.51%, due 12/09/2005 (e)	2,093	2,093
Park Avenue Receivables Corp.–144A 3.23%, due 07/20/2005	367	367
Preferred Receivables Corp.–144A 3.28%, due 07/08/2005	947	947
Ranger Funding Co LLC–144A 3.26%, due 07/07/2005	332	332
Euro Dollar Overnight (2.5%)
Bank of Montreal 3.01%, due 07/01/2005	1,531	1,531
BNP Paribas 3.00%, due 07/01/2005	904	904
Calyon 3.09%, due 07/01/2005	802	802
3.31%, due 07/01/2005	831	831
Fortis Bank 3.11%, due 07/05/2005	113	113
3.27%, due 07/07/2005	831	831
National Australia Bank 3.38%, due 07/01/2005	1,661	1,661
3.26%, due 07/06/2005	153	153
Rabobank Nederland 3.35%, due 07/01/2005	831	831
Euro Dollar Terms (5.8%)
ABN Amro Bank NV 3.25%, due 08/05/2005	665	665
Bank of Nova Scotia 3.11%, due 07/11/2005	1,160	1,160
3.16%, due 07/15/2005	831	831
Barclays 3.16%, due 07/14/2005	498	498
3.25%, due 07/27/2005	997	997
Citigroup 3.09%, due 07/22/2005	598	598
Dexia Group 3.21%, due 07/20/2005	665	665
3.24%, due 07/21/2005	523	523
First Tennessee National Corp. 3.22%, due 08/09/2005	166	166
Fortis Bank 3.25%, due 08/04/2005	17	17
HBOS Halifax Bank of Scotland 3.15%, due 08/08/2005	332	332
Nordea Bank Finland PLC (NY Branch) 3.24%, due 08/03/2005	665	665

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

6

T. Rowe Price Small Cap

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2005
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
Euro Dollar Terms (continued)
Rabobank Nederland 3.25%, due 08/08/2005	$831	$831
Royal Bank of Canada 3.25%, due 08/05/2005	797	797
Royal Bank of Scotland 3.29%, due 07/12/2005	2,492	2,492
3.25%, due 08/04/2005	665	665
3.31%, due 08/09/2005	1,033	1,033
Societe Generale 3.28%, due 08/01/2005	1,628	1,628
The Bank of the West 3.27%, due 07/27/2005	108	108
Toronto Dominion Bank 3.25%, due 08/02/2005	997	997
Wells Fargo & Co. 3.27%, due 07/21/2005	1,350	1,350
3.27%, due 08/01/2005	1,163	1,163
Promissory Notes (0.0%)
Goldman Sachs Group Inc. 3.32%, due 12/28/2005	133	133
Repurchase Agreements (6.0%) (f)
Credit Suisse First Boston Corp. 3.48%, Repurchase Agreement dated 06/30/2005 to be repurchased at $4,097 on 07/01/2005	4,097	4,097
Goldman Sachs Group, Inc. (The) 3.48%, Repurchase Agreement dated 06/30/2005 to be repurchased at $8,168 on 07/01/2005	8,167	8,167

	Principal	Value
Repurchase Agreements (continued)
Lehman Brothers, Inc. 3.48%, Repurchase Agreement dated 06/30/2005 to be repurchased at $332 on 07/01/2005	$332	$332
Merrill Lynch & Co., Inc 3.48%, Repurchase Agreement dated 06/30/2005 to be repurchased at $3,624 on 07/01/2005	3,624	3,624
Morgan Stanley Dean Witter & Co. 3.54%, Repurchase Agreement dated 06/30/2005 to be repurchased at $2,492 on 07/01/2005	2,492	2,492
	Shares	Value
Investment Companies (2.6%)
Money Market Funds (2.6%)
American Beacon Funds 1-day yield of 3.18%	889,283	$889
Barclays Global Investors Institutional Money Market Fund 1-day yield of 3.25%	3,645,621	3,646
Goldman Sachs Financial Square Prime Obligations Fund 1-day yield of 3.08%	54,013	54
Merrimac Cash Fund, Premium Class 1-day yield of 3.04% (g)	3,412,089	3,412
Total Security Lending Collateral (cost: $68,750)		68,750
Total Investment Securities (cost: $328,569)		$376,766
SUMMARY:
Investments, at value	121.2%	$376,766
Liabilities in excess of other assets	(21.2)%	(65,950)
Net assets	100.0%	$310,816

NOTES TO SCHEDULE OF INVESTMENTS:

(a)  Value is less than $1.

(b)  No dividends were paid during the preceding twelve months.

(c)  At June 30, 2005, all or a portion of this security is on loan (see Note 1). The value at June 30, 2005, of all securities on loan is $66,301.

(d)  Investors Bank and Trust Co., a wholly-owned subsidiary of Investors Financial Services Corp., serves as the accounting, custody and lending agent for the Fund.

(e)  Floating or variable rate note. Rate is listed as of June 30, 2005.

(f)  Cash collateral for the Repurchase Agreements, valued at $19,087, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00%–10.325% and 9/15/2005–12/31/2049, respectively.

(g)  Regulated investment company advised by Investors Bank and Trust Co. ("IBT"). IBT is also the accounting, custody and lending agent for the Fund.

DEFINITIONS:

ADR  American Depositary Receipt

144A  144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2005, these securities aggregated $6,203 or 2.0% of the net assets of the Fund.

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

7

T. Rowe Price Small Cap

STATEMENT OF ASSETS AND LIABILITIES
At June 30, 2005
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
Investment securities, at value (cost: $328,569) (including securities loaned of $66,301)	$376,766
Cash	2,659
Receivables:
Investment securities sold	202
Shares sold	114
Interest	22
Dividends	50
379,813
Liabilities:
Accounts payable and accrued liabilities:
Shares redeemed	56
Management and advisory fees	177
Service fees	2
Payable for collateral for securities on loan	68,750
Other	12
68,977
Net Assets	$310,816
Net Assets Consist of:
Capital stock, 50,000 shares authorized ($.01 par value)	$247
Additional paid-in capital	196,399
Accumulated net investment income (loss)	(351)
Undistributed net realized gain (loss) from investment securities	66,324
Net unrealized appreciation (depreciation) on investment securities	48,197
Net Assets	$310,816
Net Assets by Class:
Initial Class	$300,141
Service Class	10,675
Shares Outstanding:
Initial Class	23,882
Service Class	853
Net Asset Value and Offering Price Per Share:
Initial Class	$12.57
Service Class	12.51

STATEMENT OF OPERATIONS
For the period ended June 30, 2005
(all amounts in thousands)
(unaudited)

Investment Income:
Interest	$26
Dividends	712
Income from loaned securities–net	55
793
Expenses:
Management and advisory fees	1,059
Printing and shareholder reports	10
Custody fees	20
Administration fees	29
Legal fees	2
Audit fees	7
Trustees fees	6
Other	1
Service fees:
Service Class	10
Total expenses	1,144
Net Investment Income (Loss)	(351)
Net Realized and Unrealized Gain (Loss):
Realized gain (loss) from investment securities	6,773
Increase (decrease) in unrealized appreciation (depreciation) on investment securities	(2,181)
Net Gain (Loss) on Investments	4,592
Net Increase (Decrease) in Net Assets Resulting from Operations	$4,241

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

8

T. Rowe Price Small Cap

STATEMENTS OF CHANGES IN NET ASSETS
For the period or year ended
(all amounts in thousands)

	June 30, 2005 (unaudited)	December 31, 2004
Increase (Decrease) In Net Assets From:
Operations:
Net investment income (loss)	$(351)	$(2,585)
Net realized gain (loss) from investment securities	6,773	73,201
Net unrealized appreciation (depreciation) on investment securities	(2,181)	(33,448)
	4,241	37,168
Capital Share Transactions:
Proceeds from shares sold:
Initial Class	33,025	74,243
Service Class	4,443	7,396
	37,468	81,639
Cost of shares redeemed:
Initial Class	(45,194)	(346,574)
Service Class	(1,476)	(1,936)
	(46,670)	(348,510)
	(9,202)	(266,871)
Net increase (decrease) in net assets	(4,961)	(229,703)
Net Assets:
Beginning of period	315,777	545,480
End of period	$310,816	$315,777
Accumulated Net Investment Income (Loss)	$(351)	$-

	June 30, 2005 (unaudited)	December 31, 2004
Share Activity:
Shares issued:
Initial Class	$2,705	$6,403
Service Class	365	647
	3,070	7,050
Shares redeemed:
Initial Class	(3,785)	(30,061)
Service Class	(124)	(173)
	(3,909)	(30,234)
Net increase (decrease) in shares outstanding:
Initial Class	(1,080)	(23,658)
Service Class	241	474
	(839)	(23,184)

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

9

T. Rowe Price Small Cap

FINANCIAL HIGHLIGHTS
(unaudited for the period ended June 30, 2005)

		For a share outstanding throughout each period (a)
		Net Asset	Investment Operations			Distributions			Net Asset
	For the Period Ended (b)	Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total Operations	From Net Investment Income	From Net Realized Gains	Total Distributions	Value, End of Period
Initial Class	6/30/2005	$12.35	$(0.01)	$0.23	$0.22	$–	$–	$–	$12.57
	12/31/2004	11.19	(0.06)	1.22	1.16	–	–	–	12.35
	12/31/2003	7.97	(0.05)	3.27	3.22	–	–	–	11.19
	12/31/2002	10.97	(0.07)	(2.93)	(3.00)	–	–	–	7.97
	12/31/2001	12.15	(0.08)	(1.10)	(1.18)	–	–	–	10.97
	12/31/2000	13.41	(0.08)	(1.04)	(1.12)	(0.14)	–	(0.14)	12.15
Service Class	6/30/2005	12.30	(0.03)	0.24	0.21	–	–	–	12.51
	12/31/2004	11.17	(0.08)	1.21	1.13	–	–	–	12.30
	12/31/2003	8.31	(0.05)	2.91	2.86	–	–	–	11.17

			Ratios/Supplemental Data
	For the Period	Total	Net Assets, End of Period	Ratio of Expenses to Average Net Assets (f)		Net Investment Income (Loss) to Average	Portfolio Turnover
	Ended (b)	Return (c)(g)	(000's)	Net (d)	Total (e)	Net Assets (f)	Rate (g)
Initial Class	6/30/2005	1.78%	$300,141	0.79%	0.79%	(0.24)%	19%
	12/31/2004	10.37	308,252	0.79	0.79	(0.51)	27
	12/31/2003	40.40	543,942	0.80	0.80	(0.54)	17
	12/31/2002	(27.35)	115,309	0.96	0.96	(0.75)	39
	12/31/2001	(9.71)	58,099	1.00	1.05	(0.73)	42
	12/31/2000	(8.45)	30,024	1.00	1.14	(0.57)	65
Service Class	6/30/2005	1.71	10,675	1.04	1.04	(0.48)	19
	12/31/2004	10.12	7,525	1.05	1.05	(0.74)	27
	12/31/2003	34.42	1,538	1.05	1.05	(0.74)	17

NOTES TO FINANCIAL HIGHLIGHTS

(a)  Per share information is calculated based on average number of shares outstanding.

(b)  T. Rowe Price Small Cap (the "Fund") share classes commenced operations as follows:

Initial Class – May 3, 1999
Service Class – May 1, 2003

(c)  Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.

(d)  Ratio of Net Expenses to Average Net Assets is net of fee waivers and reimbursements by the investment adviser, if any (see note 2).

(e)  Ratio of Total Expenses to Average Net Assets includes all expenses before fee waivers and reimbursements by the investment adviser.

(f)  Annualized.

(g)  Not annualized for periods of less than one year.

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

10

T. Rowe Price Small Cap

NOTES TO FINANCIAL STATEMENTS
At June 30, 2005
(all amounts in thousands)
(unaudited)

NOTE 1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The AEGON/Transamerica Series Trust ("ATST") is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. ATST serves as a funding vehicle for variable life insurance, variable annuity and group annuity products. T. Rowe Price Small Cap ("the Fund"), part of ATST, began operations on May 3, 1999.

Effective May 1, 2005, AEGON/Transamerica Series Fund, Inc. changed its name to AEGON/Transamerica Series Trust.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties, which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

See the Prospectus and Statement of Additional Information for a description of the Fund's investment objective.

In preparing the Fund's financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP"), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following policies were consistently followed by the Fund, in accordance with GAAP.

Multiple class operations and expenses: The Fund currently offers two classes of shares, an Initial Class and a Service Class. Income, non-class specific expenses and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

Pricing of shares: The Fund prices its shares on the basis of the net asset value of each class of shares of the Fund, which is determined as of the close of the New York Stock Exchange ("NYSE") (generally 4:00 p.m. Eastern Time) on each day on which the NYSE is open for trading.

Security valuations: Fund investments traded on an exchange are valued at the closing price on the day of valuation on the exchange where the security is principally traded. With respect to securities traded on the NASDAQ/NMS, such closing price may be the last reported sales price or the NASDAQ official closing price.

Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last quoted bid price.

Debt securities are valued by independent pricing services at the last quoted bid price; however, those that mature in sixty days or less are valued at amortized cost, which approximates market.

Investment company securities are valued at net asset value of the underlying portfolio.

Other securities for which quotations are not readily available are valued at fair market value as determined in good faith using guidelines adopted by the Board of Trustees, under the supervision of the Fund's Valuation Committee. These guidelines may include: the type of security; any restrictions on its resale; financial or business news of the issuer; similar or related securities that are actively trading; related corporate actions; and other significant events occurring after the close of trading in the security.

Cash: The Fund may leave cash overnight in its cash account with the custodian, Investors Bank & Trust Company ("IBT"). IBT has been contracted on behalf of the Fund to invest the excess cash into a savings account, which at June 30, 2005, was paying an interest rate of 2.02%.

Throughout the six months, the Fund may have a cash overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate.

Repurchase agreements: The Fund is authorized to enter into repurchase agreements. The Fund, through IBT, receives delivery of the underlying securities, the value of which at the time of purchase is required to be an amount equal to at least 100% of the resale price. Repurchase agreements involve the risk that the seller will fail to repurchase the security, as agreed. In that case, the Fund will bear the risk of value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, may place security transactions of the Fund with broker/dealers with which ATST has established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions paid by the Fund be used to pay expenses that would otherwise be borne by any other funds within ATST, or by any other party.

Recaptured commissions during the six months ended June 30, 2005, of $1 are included in net realized gains in the Statement of Operations.

Securities lending: The Fund may lend securities to enhance fund earnings from investing cash collateral in making such loans to qualified

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

11

T. Rowe Price Small Cap

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2005
(all amounts in thousands)
(unaudited)

NOTE 1.–(continued)

borrowers (typically broker/dealers). The Fund has engaged its custodian bank, IBT, as a lending agent to administer its securities lending program. IBT earned $24 of program income for its services. When the Fund makes a security loan, it received cash collateral as protection against the risk that the borrower will default on the loan, and records an asset for the cash invested collateral and a liability for the return of the collateral.

Loans of securities are required to be secured by collateral at least equal to 102% of the value of the securities at inception of the loan, and not less then 100% thereafter. The Fund may invest cash collateral in short-term money market instruments including: U.S. Treasury Bills, U.S. agency obligations, commercial paper, money market mutual funds, repurchase agreements and other highly rated, liquid investments. During the life of securities loans, the collateral and securities loaned remain subject to fluctuation in value. IBT marks to market securities loaned and the collateral each business day. If additional collateral is due (at least $1), IBT collects additional cash collateral from the borrowers. Although securities loaned will be fully collateralized at all times, IBT may experience delays in, or may be prevented from, recovering the collateral on behalf of the Fund. The Fund may recall a loaned security position at any time from the borrower through IBT. In the event the borrower fails to timely return a recalled security, IBT may indemnify the Fund by purchasing replacement securities for the Fund at its own expense and claiming the collateral to fund such a purchase. IBT absorbs the loss if the collateral value is not sufficient to cover the cost of the replacement securities. If replacement securities are not available, IBT will credit the equivalent cash value to the Fund.

While a security is on loan, the Fund does not have the right to vote that security. However, if time permits, the Fund will attempt to recall a security on loan and vote the proxy.

Income from securities lending is included in the Statement of Operations. The amount of collateral and value of securities on loan are included in the Statement of Assets and Liabilities as well as in the Schedule of Investments.

Real Estate Investment Trusts ("REITs"): There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes and interest rates.

Dividend income is recorded at management's estimate of the income included in distributions from the REIT investments. Distributions received in excess of the estimated amount are recorded as a reduction of the cost of investments. The actual amounts of income, return of capital and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income is recorded on the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Dividend distributions: Dividends and capital gains distributions are typically declared and reinvested annually and are generally paid and reinvested on the business day following the ex-date.

NOTE 2.   RELATED PARTY TRANSACTIONS

Transamerica Fund Advisors, Inc. ("TFAI") is the Fund's investment adviser. Transamerica Fund Services, Inc. ("TFS") is the Fund's administrator and transfer agent. AFSG Securities Corp. ("AFSG") is the Fund's distributor. AFSG is 100% owned by AUSA Holding Company ("AUSA"). TFAI is a directly owned subsidiary of Western Reserve Life Assurance Co. of Ohio ("WRL")(78%) and AUSA (22%). TFS is a wholly owned subsidiary of WRL (50%) and AUSA (50%). AUSA and WRL are wholly owned indirect subsidiaries of AEGON, NV, a Netherlands corporation.

Effective January 1, 2005 AEGON/Transamerica Fund Advisors, Inc. ("ATFA") was renamed Transamerica Fund Advisors, Inc. ("TFAI"); AEGON/Transamerica Fund Services, Inc. ("ATFS") and AEGON/Transamerica Investor Services, Inc. ("ATIS") merged into one entity and was renamed Transamerica Fund Services, Inc. ("TFS").

Certain officers and trustees of the Fund are also officers and/or trustees of TFAI, TFS, AFSG and WRL. No affiliated officer or trustee receives any compensation directly from the Fund.

The following schedule reflects the percentage of fund assets owned by affiliated mutual funds (i.e. through the asset allocation funds):

	Net Assets	% of Net Assets
Asset Allocation–Conservative Portfolio	$4,651	1.50%
Asset Allocation–Moderate Portfolio	27,764	8.93%
Total	$32,415	10.43%

Investment advisory fee: The Fund pays management fees to TFAI based on average daily net assets ("ANA") at the following rate:

0.75% of ANA

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

12

T. Rowe Price Small Cap

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2005
(all amounts in thousands)
(unaudited)

NOTE 2.–(continued)

TFAI has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

1.00% Expense Limit

If total fund expenses fall below the annual expense limitation agreement agreed to by the adviser within the succeeding three years, the Fund may be required to pay that adviser a portion or all of the waived advisory fees.

There are no amounts available for recapture at June 30, 2005.

The sub-adviser, T. Rowe Price, has agreed to a pricing discount based on aggregate assets that they manage in ATST and Transamerica IDEX Mutual Funds. The amount of the discount received by the Fund for the year ended June 30, 2005 was $11, and is presented as a reduction of management and advisory fees on the Statement of Operations.

Distribution and service fees: The Fund adopted a distribution plan ("Distribution Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. Pursuant to the Distribution Plan, ATST entered into a Distribution Agreement with AFSG effective May 1, 1999.

Under the Distribution Plan and Distribution Agreement on the Initial Class shares, AFSG, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund's shares, amounts equal to actual expenses associated with distributing the shares.

The Distribution Plan on the Service Class shares requires ATST to pay distribution fees to AFSG as compensation for its activities, not as reimbursement for specific expenses. The fee on the Service Class is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Fund is authorized under the 12b-1 plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%

AFSG has determined that it will not seek payment by the Fund of the distribution expenses incurred with respect to the Initial Class shares before April 30, 2006. Prior to AFSG seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Fund will pay fees relating to Service Class shares.

Administrative services: The Fund has entered into an agreement with TFS for financial and legal fund administration services, which includes such items as compliance, expenses, financial statements and other reporting, distributions, tax returns, prospectus preparation, board of trustees meeting support, transfer agency and other legal matters. The Fund pays TFS an annual fee of 0.02% of average net assets. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.

Deferred compensation plan: Each eligible Fund Trustee may elect participation in the Deferred Compensation Plan for Trustees of ATST ("the Plan"). Under the Plan, such Trustees may defer payment of a percentage of their total fees earned as a Fund Trustee. These deferred amounts may be invested in any portfolio of Transamerica IDEX Mutual Funds, an affiliate of the Fund. At June 30, 2005, the value of invested plan amount was $14. Invested plan amounts and the total liability for deferred compensation to the Trustees under the Plan at June 30, 2005, are included in Net Assets in the accompanying Statement of Assets and Liabilities.

NOTE 3.  INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the six months ended June 30, 2005, were as follows:

Purchases of securities:
Long-Term excluding U.S. Government	$55,177
U.S. Government	–
Proceeds from maturities and sales of securities:
Long-Term excluding U.S. Government	64,302
U.S. Government	–

NOTE 4.  FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, wash sales and net operating loss.

The aggregate cost of investments and composition of unrealized appreciation (depreciation) for federal income tax purposes as of June 30, 2005, are as follows:

Federal Tax Cost Basis	$329,855
Unrealized Appreciation	$64,168
Unrealized (Depreciation)	(17,257)
Net Unrealized Appreciation (Depreciation)	$46,911

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

13

T. Rowe Price Small Cap

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2005
(all amounts in thousands)
(unaudited)

NOTE 5.  REGULATORY PROCEEDINGS

There continues to be significant federal and state regulatory activity relating to financial services companies, particularly mutual fund companies and their investment advisers. As part of an ongoing investigation regarding potential market timing, recordkeeping and trading compliance issues and matters affecting the Fund's investment adviser, TFAI, and certain employees and affiliates of TFAI, the SEC staff has indicated that it is likely to take some action against TFAI and certain of its affiliates at the conclusion of the investigation. The potential timing and the scope of any such action is difficult to predict. Although the impact of any action brought against TFAI and/or its affiliates is difficult to assess at the present time, the Fund currently believes that the likelihood that any such action will have a material adverse impact on it is remote. It is important to note that the Fund is not aware of any allegation of wrongdoing against it and its Board at the time this semiannual report is printed. Although it is not anticipated that these developments will have an adverse impact on the Fund, there can be no assurance at this time. TFAI and its affiliates are actively working with the SEC in regard to this matter; however, the exact resolution cannot be determined at this time. TFAI will take such actions that it deems necessary or appropriate to continue providing management services to the Fund and to bring all matters to an appropriate conclusion. TFAI and/or its affiliates, and not the Fund, will bear the costs regarding these regulatory matters.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

14

T. Rowe Price Small Cap

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS – REVIEW AND RENEWAL (unaudited)

At a meeting of the Board of Trustees of AEGON/Transamerica Series Trust ("ATST") held on October 6, 2004, the Board considered and approved the renewal for a one-year period of the Investment Advisory Agreement between T. Rowe Price Small Cap (the "Portfolio") and Transamerica Fund Advisors, Inc. ("TFAI") as well as the Investment Sub-Advisory Agreement of the Portfolio between TFAI and T. Rowe Price Associates, Inc. (the "Sub-Adviser"). In approving the renewal of these agreements, the Board concluded that the Investment Advisory and Investment Sub-Advisory Agreements enable shareholders of the Portfolio to obtain high quality services at a cost that is appropriate, reasonable, and in the best interests of shareholders based upon the following determinations, among others:

The nature, extent and quality of the advisory service to be provided. The Board considered the nature and quality of the services provided by TFAI and the Sub-Adviser to the Portfolio in the past, as well as the services anticipated to be provided in the future. The Board concluded that TFAI and the Sub-Adviser are capable of providing high quality services to the Portfolio, as indicated by TFAI's management capabilities demonstrated with respect to the Portfolio and other portfolios managed by TFAI, TFAI's management oversight process, and the professional qualifications and experience of the Sub-Adviser's portfolio management team. The Board also concluded that TFAI and the Sub-Adviser would provide the same quality and quantity of investment management and related services as before, that these services are appropriate in scope and extent in light of the Portfolio's operations, the competitive landscape of the investment company business and investor needs, and that TFAI's and the Sub-Adviser's obligations will remain the same in all respects.

The investment performance of the Portfolio. The Board concluded, based in particular on information provided by Lipper Analytics, that the Portfolio's investment performance was competitive or superior relative to comparable portfolios over trailing one-, two-, three- and five-year periods. On the basis of the Trustees' assessment of the nature, extent and quality of investment advisory and related services to be provided or procured by TFAI and the Sub-Adviser, including steps to be taken to improve recent performance, the Trustees concluded that TFAI and the Sub-Adviser were capable of generating a level of long-term investment performance that is appropriate in light of the Portfolio's investment objective, policies and strategies and competitive with many other investment companies.

The cost of advisory services provided and the level of profitability. On the basis of the Board's review of the fees to be charged by TFAI and the Sub-Adviser for investment advisory and related services, TFAI's financial statements, the fees paid by TFAI to the Sub-Adviser, TFAI's estimated net management income resulting from its management of the Portfolio, the estimated profitability of TFAI's relationships with the Portfolio and ATST, and the estimated profitability of the Sub-Adviser's relationship with the Portfolio, the Board concluded that the level of investment advisory fees and the profitability is appropriate in light of the services provided, the management fees and overall expense ratios of comparable investment companies, and the anticipated profitability of the relationship between the Portfolio, TFAI and the Sub-Adviser. Further, on the basis of comparative information supplied by Lipper Analytics, the Board determined that the advisory fees and estimated overall expense ratio of the Portfolio were consistent with industry averages.

The extent to which economies of scale would be realized as the Portfolio grows and whether fee levels reflect these economies of scale for the benefit of Portfolio investors. The Board concluded that the advisory fees appropriately reflect the Portfolio's current size, the current economic environment for TFAI, and the competitive nature of the investment company market. While the investment advisory fees do not reduce should Portfolio assets grow meaningfully, the Board determined that the investment advisory fees already reflect potential future economies of scale to some extent by virtue of their competitive levels determined with reference to industry standards as reported by Lipper Analytics and the estimated profitability at current or foreseeable asset levels. In addition, the Board noted that it will have the opportunity to periodically re-examine whether the Portfolio has achieved economies of scale, as well as the appropriateness of advisory fees payable to TFAI and the Sub-Adviser in light of such economies of scale (including whether it would be appropriate to have advisory fee breakpoints in the future).

Benefits (such as soft dollars) to TFAI or the Sub-Adviser from its relationship with the Portfolio. The Board concluded that other benefits derived by TFAI or the Sub-Adviser from its relationship with the Portfolio are reasonable and fair, and are consistent with industry practice and the best interests of the Portfolio and its shareholders. In this regard, the Board noted that TFAI does not realize "soft dollar" benefits from its relationship with the Portfolio, and that the Sub-Adviser is participating in a brokerage program pursuant to which a portion of brokerage commissions paid by the Portfolio is recaptured for the benefit of the Portfolio and its shareholders, thus limiting the amount of "soft-dollar" arrangements the Sub-Adviser may engage in with respect to the Portfolio's brokerage transactions.

Other considerations. The Board also determined that TFAI had made a substantial commitment to the recruitment and retention of high quality personnel, and maintained the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and its shareholders. The Trustees also concluded that TFAI had made a significant entrepreneurial commitment to the management and success of the Portfolio, reflected by TFAI's expense limitation and fee waiver arrangement with the Portfolio, which may result in TFAI waiving a substantial amount of advisory fees for the benefit of shareholders.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

15

T. Rowe Price Small Cap

SUPPLEMENTAL INFORMATION (unaudited)
RESULTS OF SHAREHOLDER PROXY

At a special meeting of shareholders held on April 19, 2005, the results of the Proposals were as follows:

Proposal 1:  Approval of an Agreement and Plan of Reorganization pursuant to which AEGON/Transamerica Series Fund, Inc. will reorganize as a Delaware statutory trust.

For	Against	Abstentions/Broker Non-Votes
20,456,120.341	848,957.379	710,786.584

Proposal 2:  Approval of changes to the fundamental investment restrictions of T. Rowe Price Small Cap as follows:

A. Diversification	For	Against	Abstentions/Broker Non-Votes
	21,192,498.894	823,365.410	0
B. Borrowing	For	Against	Abstentions/Broker Non-Votes
	21,014,974.896	1,000,889.408	0
C. Senior Securities	For	Against	Abstentions/Broker Non-Votes
	21,083,085.703	932,778.601	0
D. Underwriting Securities	For	Against	Abstentions/Broker Non-Votes
	21,160,656.341	855,207.963	0
E. Real Estate	For	Against	Abstentions/Broker Non-Votes
	21,112,719.390	903,144.914	0
F. Making Loans	For	Against	Abstentions/Broker Non-Votes
	20,905,133.952	1,110,730.352	0
G. Concentration	For	Against	Abstentions/Broker Non-Votes
	21,187,815.593	828,048.711	0
H. Commodities	For	Against	Abstentions/Broker Non-Votes
	20,966,148.804	1,049,715.500	0

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

16

Templeton Great Companies Global

UNDERSTANDING YOUR FUND'S EXPENSES
(unaudited)

SHAREHOLDER EXPENSES

The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at January 1, 2005 and held for the entire period until June 30, 2005.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, note that the expenses shown in the table are meant to highlight your ongoing costs and do not reflect any transaction costs.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period (a)
Initial Class
Actual	$1,000.00	$970.60	0.87%	$4.25
Hypothetical (b)	1,000.00	1,020.48	0.87	4.36
Service Class
Actual	1,000.00	969.40	1.12	5.47
Hypothetical (b)	1,000.00	1,019.24	1.12	5.61

(a)  Expenses are calculated using each Fund's annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by number of days in the period (181 days), and divided by the number of days in the year (365 days).

(b)  5% return per year before expenses.

GRAPHICAL PRESENTATION OF SCHEDULE OF INVESTMENTS
By Region
At June 30, 2005

This chart shows the percentage breakdown by region of the Fund's total investment securities.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

1

Templeton Great Companies Global

SCHEDULE OF INVESTMENTS
At June 30, 2005
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
COMMON STOCKS (94.1%)
Australia (1.5%)
Alumina, Ltd.	459,140	$1,949
AMP, Ltd.	273,616	1,349
BHP Billiton, Ltd.	126,650	1,752
National Australia Bank, Ltd.	156,020	3,657
Brazil (0.7%)
Cia Vale do Rio Doce, ADR (a)	82,060	2,403
Empresa Brasileira de Aeronautica SA, ADR (a)	48,100	1,591
Canada (0.9%)
Alcan, Inc.	69,770	2,097
BCE, Inc. (a)	138,570	3,281
Cayman Islands (1.0%)
ACE, Ltd.	64,140	2,877
XL Capital, Ltd.–Class A (a)	37,560	2,795
Denmark (0.7%)
Vestas Wind Systems A/S (a)(b)	251,613	4,180
Finland (1.0%)
Stora Enso OYJ–Class R	164,190	2,104
UPM-Kymmene OYJ	181,140	3,481
France (3.6%)
Accor SA	56,500	2,652
AXA	138,310	3,462
Michelin (C.G.D.E.)–Class B	45,814	2,793
Sanofi-Aventis	48,145	3,958
Suez SA, ADR (a)	106,630	2,893
Total SA	12,597	2,964
Valeo SA (a)	42,693	1,918
Germany (2.6%)
BASF AG, ADR	45,100	2,977
Bayer AG, ADR	44,960	1,496
Deutsche Post AG	179,890	4,208
E.ON AG, ADR	144,950	4,292
Volkswagen AG, ADR	215,040	1,966
Hong Kong (0.9%)
Cheung Kong Holdings, Ltd.	304,000	2,963
Hutchison Whampoa, Ltd.	220,000	1,988
Israel (0.4%)
Check Point Software Technologies, Ltd. (b)	120,465	2,385
Italy (1.1%)
ENI SpA, ADR (a)	35,300	4,525
Riunione Adriatica di Sicurta SpA	108,080	2,104

	Shares	Value
Japan (5.4%)
East Japan Railway Co.	467	$2,402
Hitachi, Ltd.	568,000	3,455
KDDI Corp.	454	2,102
Konica Minolta Holdings, Inc.	222,500	2,080
Mabuchi Motor Co., Ltd. (a)	37,100	2,139
Nintendo Co., Ltd.	34,900	3,653
Nippon Telegraph & Telephone Corp.	700	3,000
Nomura Holdings, Inc.	119,000	1,425
Olympus Corp.	108,300	2,082
Sompo Japan Insurance, Inc.	294,000	2,971
Sony Corp., ADR	85,570	2,947
Takeda Pharmaceutical Co., Ltd.	63,300	3,142
Mexico (0.6%)
Telefonos de Mexico SA de CV–Class L, ADR (a)	176,020	3,325
Netherlands (2.6%)
Akzo Nobel NV, ADR	79,320	3,116
ING Groep NV	110,910	3,139
ING Groep NV, ADR	12,700	356
Koninklijke Philips Electronics NV	125,790	3,183
Reed Elsevier NV	286,840	4,001
VNU NV	48,800	1,363
Norway (0.6%)
Telenor ASA	418,250	3,346
Portugal (0.5%)
Portugal Telecom SGPS SA	330,850	3,141
Singapore (0.6%)
DBS Group Holdings, Ltd.	355,000	3,010
DBS Group Holdings, Ltd., ADR	6,090	206
South Korea (2.9%)
Kookmin Bank, ADR (a)	60,300	2,748
Korea Electric Power Corp., ADR (a)	161,660	2,533
KT Corp., ADR (a)	148,795	3,199
Samsung Electronics Co., Ltd., GDR (a)	20,680	4,948
Samsung Electronics Co., Ltd., GDR–144A (a)(b)	1,970	471
SK Telecom Co., Ltd., ADR (a)	136,485	2,784
Spain (2.0%)
Banco Santander Central Hispano SA	310,340	3,604
Iberdrola SA	61,750	1,632
Repsol YPF SA	134,539	3,447
Telefonica SA	187,512	3,074

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

2

Templeton Great Companies Global

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2005
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
Sweden (3.1%)
Atlas Copco AB–Class A	186,750	$2,967
Electrolux AB–Class B	100,200	2,138
Nordic Baltic Holding, FDR	374,990	3,383
Securitas AB–Class B	275,450	4,606
Svenska Cellulosa AB–Class B (a)	70,950	2,273
Volvo AB–Class B (a)	62,990	2,567
Switzerland (2.9%)
Lonza Group AG	56,400	3,124
Nestle SA, ADR	55,340	3,542
Novartis AG, ADR	82,350	3,907
Swiss Reinsurance (a)	48,960	3,012
UBS AG	34,130	2,664
UBS AG (Foreign Registered)	3,680	287
Taiwan (0.6%)
Chunghwa Telecom Co., Ltd., ADR (a)	154,320	3,307
United Kingdom (11.1%)
Alliance Unichem PLC	186,480	2,840
BAE Systems PLC	751,140	3,864
Boots Group PLC	240,270	2,623
BP PLC, ADR	67,900	4,236
British Airways PLC (b)	359,840	1,700
British Sky Broadcasting PLC	338,890	3,204
Cadbury Schweppes PLC	382,610	3,655
Compass Group PLC	929,970	3,909
GlaxoSmithKline PLC	174,927	4,236
HSBC Holdings PLC	170,292	2,717
HSBC Holdings PLC, ADR (a)	2,840	226
National Grid Transco PLC	301,304	2,922
Pearson PLC	230,180	2,713
Rentokil Initial PLC	958,370	2,744
Rolls-Royce Group PLC (b)	562,460	2,896
Royal Bank of Scotland Group PLC	95,490	2,886
Shell Transport & Trading Co. PLC	463,930	4,513
Smiths Group PLC	186,810	3,077
Standard Chartered PLC	159,310	2,913
Unilever PLC	283,369	2,735
Vodafone Group PLC	1,376,180	3,355
United States (46.8%)
3M Co.	150,100	10,852
Abbott Laboratories	100,000	4,901
Advanced Neuromodulation Systems, Inc. (a)(b)	64,400	2,555
American Express Co.	112,700	5,999
Amgen, Inc. (b)	146,150	8,836
Berkshire Hathaway, Inc.–Class B (b)	3,025	8,420

	Shares	Value
United States (continued)
Cisco Systems, Inc. (b)	307,200	$5,871
Citigroup, Inc.	257,300	11,895
Colgate-Palmolive Co.	179,800	8,974
Danaher Corp. (a)	98,790	5,171
Dell, Inc. (b)	177,700	7,021
Diebold, Inc.	125,000	5,639
Donaldson Co., Inc. (a)	141,960	4,306
Ecolab, Inc. (a)	97,900	3,168
EMC Corp. (b)	509,800	6,989
Emerson Electric Co.	158,500	9,927
First Data Corp.	156,800	6,294
Fortune Brands, Inc.	65,000	5,772
General Electric Co.	213,980	7,414
Genzyme Corp. (b)	100,000	6,009
Goldman Sachs Group, Inc. (The)	110,300	11,253
Hershey Co. (The)	49,000	3,043
Hewlett-Packard Co.	270,000	6,348
IMS Health, Inc.	122,300	3,029
International Game Technology	340,000	9,571
Johnson & Johnson	98,000	6,370
Linear Technology Corp. (a)	169,000	6,201
Medtronic, Inc.	244,070	12,640
Microsoft Corp.	406,410	10,095
Moody's Corp.	136,200	6,124
Omnicom Group, Inc. (a)	110,400	8,817
PepsiCo, Inc.	165,000	8,898
Procter & Gamble Co. (a)	142,900	7,538
Prudential Financial, Inc.	76,900	5,049
QUALCOMM, Inc.	130,000	4,291
United Technologies Corp.	163,000	8,370
Wyeth	91,930	4,091
Xilinx, Inc. (a)	210,000	5,355
Zimmer Holdings, Inc. (b)	85,990	6,550
Total Common Stocks (cost: $519,008)		542,471
	Principal	Value
SECURITY LENDING COLLATERAL (11.1%)
Debt (9.8%)
Bank Notes (0.6%)
Bank of America 3.27%, due 07/18/2005 (c) $621 $621 3.27%, due 08/30/2005 (c)	723	723
Bear Stearns & Co. 3.57%, due 09/08/2005 (c) 931 931 3.57%, due 12/06/2005 (c)	310	310

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

3

Templeton Great Companies Global

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2005
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
Bank Notes (continued)
Credit Suisse First Boston Corp. 3.15%, due 09/09/2005 (c) $310 $310 3.44%, due 03/10/2006 (c)	310	310
Certificates of Deposit (0.2%)
Canadian Imperial Bank of Commerce 3.40%, due 11/04/2005 (c) 337 337 3.41%, due 05/18/2006 (c)	776	776
Commercial Paper (1.9%)
Compass Securitization–144A 3.27%, due 07/22/2005	538	538
Fairway Finance Corp.–144A 3.27%, due 07/28/2005	776	776
General Electric Capital Corp. 3.25%, due 07/08/2005	921	921
Grampian Funding LLC–144A 3.28%, due 07/13/2005	620	620
Greyhawk Funding LLC–144A 3.31%, due 08/09/2005	776	776
Jupiter Securitization Corp.–144A 3.28%, due 08/02/2005	1,546	1,546
Morgan Stanley Dean Witter & Co. 3.52%, due 12/07/2005 (c) 2,017 2,017 3.51%, due 12/09/2005 (c)	1,955	1,955
Park Avenue Receivables Corp.–144A 3.23%, due 07/20/2005	343	343
Preferred Receivables Corp.–144A 3.28%, due 07/08/2005	884	884
Ranger Funding Co LLC–144A 3.26%, due 07/07/2005	310	310
Euro Dollar Overnight (1.2%)
Bank of Montreal 3.01%, due 07/01/2005	1,430	1,430
BNP Paribas 3.00%, due 07/01/2005	844	844
Calyon 3.09%, due 07/01/2005 749 749 3.31%, due 07/01/2005	776	776
Fortis Bank 3.11%, due 07/05/2005 106 106 3.27%, due 07/07/2005	776	776
National Australia Bank 3.38%, due 07/01/2005 1,551 1,551 3.26%, due 07/06/2005	143	143
Rabobank Nederland 3.35%, due 07/01/2005	776	776

	Principal	Value
Euro Dollar Terms (2.9%)
ABN Amro Bank NV 3.25%, due 08/05/2005	$620	$620
Bank of Nova Scotia 3.11%, due 07/11/2005 1,083 1,083 3.16%, due 07/15/2005	776	776
Barclays 3.16%, due 07/14/2005 465 465 3.25%, due 07/27/2005	931	931
Citigroup 3.09%, due 07/22/2005	558	558
Dexia Group 3.21%, due 07/20/2005 620 620 3.24%, due 07/21/2005	489	489
First Tennessee National Corp. 3.22%, due 08/09/2005	155	155
Fortis Bank 3.25%, due 08/04/2005	16	16
HBOS Halifax Bank of Scotland 3.15%, due 08/08/2005	310	310
Nordea Bank Finland PLC (NY Branch) 3.24%, due 08/03/2005	620	620
Rabobank Nederland 3.25%, due 08/08/2005	776	776
Royal Bank of Canada 3.25%, due 08/05/2005	745	745
Royal Bank of Scotland 3.29%, due 07/12/2005 2,327 2,327 3.25%, due 08/04/2005 620 620 3.31%, due 08/09/2005	965	965
Societe Generale 3.28%, due 08/01/2005	1,520	1,520
The Bank of the West 3.27%, due 07/27/2005	101	101
Toronto Dominion Bank 3.25%, due 08/02/2005	931	931
Wells Fargo & Co. 3.27%, due 07/21/2005 1,261 1,261 3.27%, due 08/01/2005	1,086	1,086
Promissory Notes (0.0%)
Goldman Sachs Group Inc. 3.32%, due 12/28/2005	124	124
Repurchase Agreements (3.0%) (d)
Credit Suisse First Boston Corp. 3.48% Repurchase Agreement dated 06/30/2005 to be repurchased at $3,826 on 07/01/2005	3,825	3,825

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

4

Templeton Great Companies Global

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2005
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
Repurchase Agreements (continued)
Goldman Sachs Group, Inc. (The) 3.48% Repurchase Agreement dated 06/30/2005 to be repurchased at $7,627 on 07/01/2005	$7,626	$7,626
Lehman Brothers, Inc. 3.48% Repurchase Agreement dated 06/30/2005 to be repurchased at $310 on 07/01/2005	310	310
Merrill Lynch & Co. 3.48% Repurchase Agreement dated 06/30/2005 to be repurchased at $3,384 on 07/01/2005	3,384	3,384
Morgan Stanley Dean Witter & Co. 3.54% Repurchase Agreement dated 06/30/2005 to be repurchased at $2,327 on 07/01/2005	2,327	2,327

	Shares	Value
Investment Companies (1.3%)
Money Market Funds (1.3%)
American Beacon Funds 1-day yield of 3.18%	830,380	$830
Barclays Global Investors Institutional Money Market Fund 1-day yield of 3.25%	3,404,147	3,404
Goldman Sachs Financial Square Prime Obligations Fund 1-day yield of 3.08%	50,436	50
Merrimac Cash Fund, Premium Class 1-day yield of 3.04% (e)	3,186,083	3,186
Total Security Lending Collateral (cost: $64,196)		64,196
Total Investment Securities (cost: $583,204)		$606,667

SUMMARY:

Investments, at value	105.2%	606,667
Liabilities in excess of other assets	(5.2)%	(29,949)
Net assets	100.0%	$576,718

NOTES TO SCHEDULE OF INVESTMENTS:

(a)  At June 30, 2005, all or a portion of this security is on loan (see Note 1). The value at June 30, 2005, of all securities on loan is $61,808.

(b)  No dividends were paid during the preceding twelve months.

(c)  Floating or variable rate note. Rate is listed as of June 30, 2005.

(d)  Cash collateral for the Repurchase Agreements, valued at $17,822, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00%–10.325% and 9/15/2005–12/31/2049, respectively.

(e)  Regulated investment company advised by Investors Bank and Trust Co. ("IBT"). IBT is also the accounting, custody and lending agent for the Fund.

DEFINITIONS:

144A  144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2005, these securities aggregated $6,264 or 1.1% of the net assets of the Fund.

ADR  American Depositary Receipt

FDR  Finnish Depositary Receipt

GDR  Global Depositary Receipt

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

5

Templeton Great Companies Global

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2005
(all amounts except share amounts in thousands)
(unaudited)

	Percentage of Net Assets	Value
INVESTMENTS BY INDUSTRY:
Pharmaceuticals	8.3%	$48,290
Commercial Banks	7.0%	40,196
Computer & Office Equipment	6.1%	35,323
Business Services	5.5%	31,662
Telecommunications	5.4%	30,773
Chemicals & Allied Products	5.3%	30,393
Electronic & Other Electric Equipment	4.2%	24,130
Insurance	3.8%	22,179
Medical Instruments & Supplies	3.7%	21,745
Security & Commodity Brokers	3.2%	18,677
Electronic Components & Accessories	3.0%	16,878
Aerospace	3.0%	16,721
Computer & Data Processing Services	2.7%	15,509
Paper & Allied Products	2.5%	14,333
Life Insurance	2.3%	13,355
Oil & Gas Extraction	2.2%	12,485
Electric Services	2.0%	11,379
Communications Equipment	1.8%	10,379
Food & Kindred Products	1.7%	10,240
Entertainment	1.7%	9,571
Instruments & Related Products	1.7%	9,333
Beverages	1.5%	8,898
Industrial Machinery & Equipment	1.2%	7,273
Petroleum Refining	1.2%	7,200
Metal Mining	1.1%	6,104
Fabricated Metal Products	1.0%	5,772
Electrical Goods	0.9%	4,948
Automotive	0.8%	4,533
Paper & Paper Products	0.7%	4,377
Transportation & Public Utilities	0.7%	4,208
Radio & Television Broadcasting	0.7%	4,076
Printing & Publishing	0.7%	4,001
Restaurants	0.7%	3,909
Manufacturing Industries	0.6%	3,653
Communication	0.6%	3,204
Specialty–Real Estate	0.5%	2,963
Electric, Gas & Sanitary Services	0.5%	2,893
Rubber & Misc. Plastic Products	0.5%	2,793
Wholesale Trade Nondurable Goods	0.5%	2,735
Hotels & Other Lodging Places	0.5%	2,652
Drug Stores & Proprietary Stores	0.4%	2,623
Railroads	0.4%	2,402
Primary Metal Industries	0.4%	2,097
Holding & Other Investment Offices	0.3%	1,988
Motor Vehicles, Parts & Supplies	0.3%	1,918
Air Transportation	0.3%	1,700
Investments, at value	94.1%	542,471
Short-term investments	11.1%	64,196
Liabilities in excess of other assets	(5.2)%	(29,949)
Net assets	100.0%	$576,718

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

6

Templeton Great Companies Global

STATEMENT OF ASSETS AND LIABILITIES
At June 30, 2005
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
Investment securities, at value (cost: $583,204) (including securities loaned of $61,808)	$606,667
Cash	33,654
Foreign cash (cost: $23)	23
Receivables:
Investment securities sold	6,364
Shares sold	25
Interest	42
Dividends	1,081
Dividend reclaims receivable	158
Other	219
648,233
Liabilities:
Investment securities purchased	6,546
Accounts payable and accrued liabilities:
Shares redeemed	344
Management and advisory fees	361
Service fees	1
Payable for collateral for securities on loan	64,196
Other	67
71,515
Net Assets	$576,718
Net Assets Consist of:
Capital stock, 150,000 shares authorized ($.01 par value)	$336
Additional paid-in capital	880,874
Undistributed net investment income (loss)	10,419
Accumulated net realized gain (loss) from investment securities, and foreign currency transactions	(338,356)
Net unrealized appreciation (depreciation) on:
Investment securities	23,463
Translation of assets and liabilites denominated in foreign currencies	(18)
Net Assets	$576,718
Net Assets by Class:
Initial Class	$571,462
Service Class	5,256
Shares Outstanding:
Initial Class	33,276
Service Class	307
Net Asset Value and Offering Price Per Share:
Initial Class	$17.17
Service Class	17.11

STATEMENT OF OPERATIONS
For the period ended June 30, 2005
(all amounts in thousands)
(unaudited)

Investment Income:
Interest	$93
Dividends	8,207
Income from loaned securities–net	205
Less withholding taxes on foreign dividends	(640)
7,865
Expenses:
Management and advisory fees	2,254
Printing and shareholder reports	198
Custody fees	79
Administration fees	61
Legal fees	3
Audit fees	9
Trustees fees	11
Other	4
Service fees:
Service Class	6
Total expenses	2,625
Net Investment Income (Loss)	5,240
Net Realized Gain (Loss) from:
Investment securities	15,595
Foreign currency transactions	(319)
15,276
Net Increase (Decrease) in Unrealized Appreciation (Depreciation) on:
Investment securities	(39,027)
Translation of assets and liabilities denominated in foreign currencies	(34)
(39,061)
Net Gain (Loss) on Investments and Foreign Currency Transactions	(23,785)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(18,545)

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

7

Templeton Great Companies Global

STATEMENTS OF CHANGES IN NET ASSETS
For the period or year ended
(all amounts in thousands)

	June 30, 2005 (unaudited)	December 31, 2004
Increase (Decrease) in Net Assets From:
Operations:
Net investment income (loss)	$5,240	$5,256
Net realized gain (loss) from investment securities and foreign currency transactions	15,276	82,896
Net unrealized appreciation (depreciation) on investment securities and foreign currency translations	(39,061)	(30,326)
	(18,545)	57,826
Capital Share Transactions:
Proceeds from shares sold:
Initial Class	8,877	23,784
Service Class	2,720	3,158
	11,597	26,942
Proceeds from fund acquisition:
Initial Class	–	60,123
Service Class	–	1,010
	–	61,133
Cost of shares redeemed:
Initial Class	(61,478)	(133,028)
Service Class	(1,227)	(846)
	(62,705)	(133,874)
	(51,108)	(45,799)
Net increase (decrease) in net assets	(69,653)	12,027
Net Assets:
Beginning of period	646,371	634,344
End of period	$576,718	$646,371
Undistributed Net Investment Income (Loss)	$10,419	$5,179

	June 30, 2005 (unaudited)	December 31, 2004
Share Activity:
Shares issued:
Initial Class	511	1,457
Service Class	157	197
	668	1,654
Shares issued on fund acquisition:
Initial Class	–	3,723
Service Class	–	63
	–	3,786
Shares redeemed:
Initial Class	(3,545)	(8,138)
Service Class	(72)	(53)
	(3,617)	(8,191)
Net increase (decrease) in shares outstanding:
Initial Class	(3,034)	(2,958)
Service Class	85	207
	(2,949)	(2,751)

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

8

Templeton Great Companies Global

FINANCIAL HIGHLIGHTS
(unaudited for the period ended June 30, 2005)

		For a share outstanding throughout each period (a)
		Net Asset	Investment Operations			Distributions			Net Asset
	For the Period Ended (b)	Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total Operations	From Net Investment Income	From Net Realized Gains	Total Distributions	Value, End of Period
Initial Class	6/30/2005	$17.69	$0.15	$(0.67)	$(0.52)	$–	$–	$–	$17.17
	12/31/2004	16.15	0.14	1.40	1.54	–	–	–	17.69
	12/31/2003	13.16	0.11	2.88	2.99	–	–	–	16.15
	12/31/2002	18.32	0.09	(4.82)	(4.73)	(0.43)	–	(0.43)	13.16
	12/31/2001	23.97	0.10	(5.57)	(5.47)	(0.18)	–	(0.18)	18.32
	12/31/2000	37.46	0.02	(6.06)	(6.04)	(0.90)	(6.55)	(7.45)	23.97
Service Class	6/30/2005	17.65	0.13	(0.67)	(0.54)	–	–	–	17.11
	12/31/2004	16.15	0.12	1.38	1.50	–	–	–	17.65
	12/31/2003	12.97	(0.04)	3.22	3.18	–	–	–	16.15

			Ratios/Supplemental Data
	For the Period	Total	Net Assets, End of Period	Ratio of Expenses to Average Net Assets (f)		Net Investment Income (Loss) to Average	Portfolio Turnover
	Ended (b)	Return (c)(g)	(000's)	Net (d)	Total (e)	Net Assets (f)	Rate (g)
Initial Class	6/30/2005	(2.94)%	$571,462	0.87%	0.87%	1.73%	22%
	12/31/2004	9.54	642,460	0.95	0.95	0.84	139
	12/31/2003	22.72	634,110	0.94	0.94	0.81	131
	12/31/2002	(26.02)	635,357	0.92	0.92	0.60	67
	12/31/2001	(22.84)	1,082,192	0.95	0.95	0.50	83
	12/31/2000	(17.55)	1,717,573	0.89	0.89	0.06	82
Service Class	6/30/2005	(3.06)	5,256	1.12	1.12	1.57	22
	12/31/2004	9.29	3,911	1.19	1.19	0.73	139
	12/31/2003	24.52	234	1.19	1.19	(0.39)	131

NOTES TO FINANCIAL HIGHLIGHTS

(a)  Per share information is calculated based on average number of shares outstanding.

(b)  Templeton Great Companies Global (the "Fund") commenced operations on:

Initial Class – December 3, 1992
    Service Class – May 1, 2003

(c)  Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.

(d)  Ratio of Net Expenses to Average Net Assets is net of fee waivers and reimbursements by the investment adviser, if any (see note 2).

(e)  Ratio of Total Expenses to Average Net Assets includes all expenses before fee waivers and reimbursements by the investment adviser.

(f)  Annualized.

(g)  Not annualized for periods of less than one year.

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

9

Templeton Great Companies Global

NOTES TO FINANCIAL STATEMENTS
At June 30, 2005
(all amounts in thousands)
(unaudited)

NOTE 1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The AEGON/Transamerica Series Trust ("ATST") is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. ATST serves as a funding vehicle for variable life insurance, variable annuity and group annuity products. Templeton Great Companies Global ("the Fund"), part of ATST, began operations on December 3, 1992.

Effective May 1, 2005, AEGON/Transamerica Series Fund, Inc. changed its name to AEGON/Transamerica Series Trust.

On May 3, 2004, Janus Global acquired all the net assets of Templeton Great Companies Global pursuant to a plan of reorganization approved by shareholders of Templeton Great Companies Global. Janus Global is the accounting survivor. The acquisition was accomplished by a tax-free exchange of 3,786 shares of the Fund for the 8,704 shares of Templeton Great Companies Global outstanding on April 30, 2004. The aggregate net assets of Janus Global immediately before the acquisition was $595,728. Templeton Great Companies Global's net assets at that date $61,133, including $4,301 of unrealized appreciation, were combined with those of the Fund, resulting in combined net assets of $656,861.

On May 3, 2004, the Fund changed its name from Janus Global to Templeton Great Companies Global and changed its sub-adviser from Janus Capital Management LLC to Great Companies, LLC and Templeton Investment Counsel, LLC.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties, which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

See the Prospectus and Statement of Additional Information for a description of the Fund's investment objective.

In preparing the Fund's financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP"), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following policies were consistently followed by the Fund, in accordance with GAAP.

Multiple class operations and expenses: The Fund currently offers two classes of shares, an Initial Class and a Service Class. Income, non-class specific expenses and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

Pricing of shares: The Fund prices its shares on the basis of the net asset value of each class of shares of the Fund, which is determined as of the close of the New York Stock Exchange ("NYSE") (generally 4:00 p.m. Eastern Time) on each day on which the NYSE is open for trading.

Security valuations: Fund investments traded on an exchange are valued at the closing price on the day of valuation on the exchange where the security is principally traded. With respect to securities traded on the NASDAQ/NMS, such closing price may be the last reported sales price or the NASDAQ official closing price.

Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last quoted bid price.

Debt securities are valued by independent pricing services at the last quoted bid price; however, those that mature in sixty days or less are valued at amortized cost, which approximates market.

Investment company securities are valued at net asset value of the underlying portfolio.

Foreign securities generally are valued based on quotations from the primary market in which they are traded and are translated from the local currency into U.S. dollars using closing exchange rates. Many foreign securities markets are open for trading at times when the U.S. markets are closed for trading, and many foreign securities markets close for trading before the close of the NYSE. The value of foreign securities may be affected significantly on a day that the NYSE is closed and an investor is unable to purchase or redeem shares. If a significant market event impacting the value of a portfolio security (e.g., natural disaster, company announcement, market volatility) occurs subsequent to the close of trading in the security, but prior to the calculation of the Fund's net asset value per share, market quotations for that security may be determined to be unreliable and, accordingly, not "readily available." If market quotations are not readily available, and the impact of such a significant market event materially effects the net asset value per share of the Fund, an affected portfolio security will be valued at fair market value as determined in good faith using guidelines adopted by the Board of Trustees of the Fund, under the supervision of the Fund's Valuation Committee. Factors that may be considered to value foreign securities at fair market value may include, among others: the value of other securities traded on other markets, foreign currency exchange activity and the trading of financial products tied to foreign securities.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

10

Templeton Great Companies Global

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2005
(all amounts in thousands)
(unaudited)

NOTE 1.–(continued)

Other securities for which quotations are not readily available are valued at fair market value as determined in good faith using guidelines adopted by the Board of Trustees, under the supervision of the Fund's Valuation Committee. These guidelines may include: the type of security; any restrictions on its resale; financial or business news of the issuer; similar or related securities that are actively trading; related corporate actions; and other significant events occurring after the close of trading in the security.

Cash: The Fund may leave cash overnight in its cash account with the custodian, Investors Bank & Trust Company ("IBT"). IBT has been contracted on behalf of the Fund to invest the excess cash into a savings account, which at June 30, 2005, was paying an interest rate of 2.02%.

Throughout the six months, the Fund may have a cash overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate.

Repurchase agreements: The Fund is authorized to enter into repurchase agreements. The Fund, through IBT, receives delivery of the underlying securities, the value of which at the time of purchase is required to be an amount equal to at least 100% of the resale price. Repurchase agreements involve the risk that the seller will fail to repurchase the security, as agreed. In that case, the Fund will bear the risk of value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, may place security transactions of the Fund with broker/dealers with which ATST has established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions paid by the Fund be used to pay expenses that would otherwise be borne by any other funds within ATST, or by any other party.

Recaptured commissions during the six months ended June 30, 2005, of $47 are included in net realized gains in the Statement of Operations.

Securities lending: The Fund may lend securities to enhance fund earnings from investing cash collateral in making such loans to qualified borrowers (typically broker/dealers). The Fund has engaged its custodian bank, IBT, as a lending agent to administer its securities lending program. IBT earned $88 of program income for its services. When the Fund makes a security loan, it receives cash collateral as protection against the risk that the borrower will default on the loan, and records an asset for the cash invested collateral and a liability for the return of the collateral.

Loans of securities are required to be secured by collateral at least equal to 102% of the value of the securities at inception of the loan, and not less then 100% thereafter. The Fund may invest cash collateral in short-term money market instruments including: U.S. Treasury Bills, U.S. agency obligations, commercial paper, money market mutual funds, repurchase agreements and other highly rated, liquid investments. During the life of securities loans, the collateral and securities loaned remain subject to fluctuation in value. IBT marks to market securities loaned and the collateral each business day. If additional collateral is due (at least $1), IBT collects additional cash collateral from the borrowers. Although securities loaned will be fully collateralized at all times, IBT may experience delays in, or may be prevented from, recovering the collateral on behalf of the Fund. The Fund may recall a loaned security position at any time from the borrower through IBT. In the event the borrower fails to timely return a recalled security, IBT may indemnify the Fund by purchasing replacement securities for the Fund at its own expense and claiming the collateral to fund such a purchase. IBT absorbs the loss if the collateral value is not sufficient to cover the cost of the replacement securities. If replacement securities are not available, IBT will credit the equivalent cash value to the Fund.

While a security is on loan, the Fund does not have the right to vote that security. However, if time permits, the Fund will attempt to recall a security on loan and vote the proxy.

Income from securities lending is included in the Statement of Operations. The amount of collateral and value of securities on loan are included in the Statement of Assets and Liabilities as well as in the Schedule of Investments.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Foreign currency denominated investments: The accounting records of the Fund are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the closing exchange rate each day. The cost of foreign securities is translated at the exchange rate in effect when the investment was acquired. The Fund combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include: 1) foreign currency fluctuations between trade date and settlement date of investment security transactions; 2) gains and losses

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

11

Templeton Great Companies Global

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2005
(all amounts in thousands)
(unaudited)

NOTE 1.–(continued)

on forward foreign currency contracts; and 3) the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions, including unanticipated movements in exchange currency rates, the degree of government supervision and regulation of security markets, and the possibility of political or economic instability.

Foreign capital gains taxes: The Fund may be subject to taxes imposed by countries in which it invests, with respect to its investment in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Fund accrues such taxes when the related income or capital gains are earned. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

Forward foreign currency contracts: The Fund may enter into forward foreign currency contracts to hedge against exchange rate risk arising from investments in securities denominated in foreign currencies. Contracts are valued at the contractual forward rate and are marked to market daily, with the change in value recorded as an unrealized gain or loss. When the contracts are closed a realized gain or loss is incurred. Risks may arise from changes in market value of the underlying currencies and from the possible inability of counterparties to meet the terms of their contracts.

There were no open forward foreign currency contracts at June 30, 2005.

Dividend distributions: Dividends and capital gains distributions are typically declared and reinvested annually and are generally paid and reinvested on the business day following the ex-date.

NOTE 2.  RELATED PARTY TRANSACTIONS

Transamerica Fund Advisors, Inc. ("TFAI") is the Fund's investment adviser. Transamerica Fund Services, Inc. ("TFS") is the Fund's administrator and transfer agent. AFSG Securities Corp. ("AFSG") is the Fund's distributor. AFSG is 100% owned by AUSA Holding Company ("AUSA"). TFAI is a directly owned subsidiary of Western Reserve Life Assurance Co. of Ohio ("WRL") (78%) and AUSA (22%). TFS is a wholly owned subsidiary of WRL (50%) and AUSA (50%). AUSA and WRL are wholly owned indirect subsidiaries of AEGON, NV, a Netherlands corporation.

Effective January 1, 2005 AEGON/Transamerica Fund Advisors, Inc. ("ATFA") was renamed Transamerica Fund Advisors, Inc. ("TFAI"); AEGON/Transamerica Fund Services, Inc. ("ATFS") and AEGON/Transamerica Investor Services, Inc. ("ATIS") merged into one entity and was renamed Transamerica Fund Services, Inc. ("TFS").

Great Companies, LLC is both an affiliate of the Fund and a sub-adviser to the Fund.

Certain officers and trustees of the Fund are also officers and/or trustees of TFAI, TFS, AFSG and WRL. No affiliated officer or trustee receives any compensation directly from the Fund.

Investment advisory fee: The Fund pays management fees to TFAI based on average daily net assets ("ANA") at the following breakpoints:

0.75% of first $500 million of ANA
0.725% of the next $1 billion of ANA
0.70% of ANA over $1.5 billion

TFAI has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

1.00% Expense Limit

If total fund expenses fall below the annual expense limitation agreement agreed to by the adviser within the succeeding three years, the Fund may be required to pay that adviser a portion or all of the waived advisory fees.

There are no amounts available for recapture at June 30, 2005.

Distribution and service fees: The Fund adopted a distribution plan ("Distribution Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. Pursuant to the Distribution Plan, ATST entered into a Distribution Agreement with AFSG effective May 1, 1999.

Under the Distribution Plan and Distribution Agreement on the Initial Class shares, AFSG, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund's shares, amounts equal to actual expenses associated with distributing the shares.

The Distribution Plan on the Service Class shares requires ATST to pay distribution fees to AFSG as compensation for its activities, not as reimbursement for specific expenses. The fee on the Service Class is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

12

Templeton Great Companies Global

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2005
(all amounts in thousands)
(unaudited)

NOTE 2.–(continued)

The Fund is authorized under the 12b-1 plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%

AFSG has determined that it will not seek payment by the Fund of the distribution expenses incurred with respect to the Initial Class shares before April 30, 2006. Prior to AFSG seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Fund will pay fees relating to Service Class shares.

Administrative services: The Fund has entered into an agreement with TFS for financial and legal fund administration services, which includes such items as compliance, expenses, financial statements and other reporting, distributions, tax returns, prospectus preparation, board of trustees meeting support, transfer agency and other legal matters. The Fund pays TFS an annual fee of 0.02% of average net assets. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.

Deferred compensation plan: Each eligible Fund Trustee may elect participation in the Deferred Compensation Plan for Trustees of ATST ("the Plan"). Under the Plan, such Trustees may defer payment of a percentage of their total fees earned as a Fund Trustee. These deferred amounts may be invested in any portfolio of Transamerica IDEX Mutual Funds, an affiliate of the Fund. At June 30, 2005, the value of invested plan amounts was $27. Invested plan amounts and the total liability for deferred compensation to the Trustees under the Plan at June 30, 2005, are included in Net Assets in the accompanying Statement of Assets and Liabilities.

NOTE 3.  INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the six months ended June 30, 2005, were as follows:

Purchases of securities:
Long-Term excluding U.S. Government	$132,076
U.S. Government	–
Proceeds from maturities and sales of securities:
Long-Term excluding U.S. Government	197,817
U.S. Government	–

NOTE 4.  FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments for items including, but not limited to, wash sales, foreign currency transactions, PFIC's, post October loss deferral and capital loss carryforwards.

The capital loss carryforwards are available to offset future realized capital gains through the periods listed:

Capital Loss Carryforwards	Available through
$109,954	December 31, 2009
198,150	December 31, 2010
45,010	December 31, 2011

The aggregate cost of investments and composition of unrealized appreciation (depreciation) for federal income tax purposes as of June 30, 2005, are as follows:

Federal Tax Cost Basis	$583,571
Unrealized Appreciation	$41,283
Unrealized (Depreciation)	(18,187)
Net Unrealized Appreciation (Depreciation)	$23,096

NOTE 5.  REGULATORY PROCEEDINGS

There continues to be significant federal and state regulatory activity relating to financial services companies, particularly mutual fund companies and their investment advisers. As part of an ongoing investigation regarding potential market timing, recordkeeping and trading compliance issues and matters affecting the Fund's investment adviser, TFAI, and certain employees and affiliates of TFAI, the SEC staff has indicated that it is likely to take some action against TFAI and certain of its affiliates at the conclusion of the investigation. The potential timing and the scope of any such action is difficult to predict. Although the impact of any action brought against TFAI and/or its affiliates is difficult to assess at the present time, the Fund currently believes that the likelihood that any such action will have a material adverse impact on it is remote. It is important to note that the Fund is not aware of any allegation of wrongdoing against it and its Board at the time this semiannual report is printed. Although it is not anticipated that these developments will have an adverse impact on the Fund, there can be no assurance at this time. TFAI and its affiliates are actively working with the SEC in regard to this matter; however, the exact resolution cannot be determined at this time. TFAI will take such actions that it deems necessary or appropriate to continue providing management services to the Fund and to bring all matters to an appropriate conclusion. TFAI and/or its affiliates, and not the Fund, will bear the costs regarding these regulatory matters.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

13

Templeton Great Companies Global

INVESTMENT ADVISORY AGREEMENT – REVIEW AND RENEWAL (unaudited)

At a meeting of the Board of Trustees of AEGON/Transamerica Series Trust ("ATST") held on October 6, 2004, the Board considered and approved the renewal for a one-year period of the Investment Advisory Agreement between Templeton Great Companies Global (the "Portfolio") and Transamerica Fund Advisors, Inc. ("TFAI"). In approving the renewal of this agreement, the Board concluded that the Investment Advisory Agreement enables shareholders of the Portfolio to obtain high quality services at a cost that is appropriate, reasonable, and in the best interests of shareholders based upon the following determinations, among others:

The nature, extent and quality of the advisory service to be provided. The Board considered the nature and quality of the services provided by TFAI in the past, as well as the services anticipated to be provided in the future. The Board concluded that TFAI is capable of providing high quality services to the Portfolio, as indicated by TFAI's management capabilities demonstrated with respect to the Portfolio and other portfolios managed by TFAI, and TFAI's management oversight process. The Board also concluded that TFAI would provide the same quality and quantity of investment management and related services as before, that these services are appropriate in scope and extent in light of the Portfolio's operations, the competitive landscape of the investment company business and investor needs, and that TFAI's obligations will remain the same in all respects.

The investment performance of the Portfolio. The Board reviewed the Portfolio's investment performance since the Portfolio's sub-advisers, Great Companies, LLC and Templeton Investment Counsel, LLC (the "Sub-Advisers"), were appointed to manage the Portfolio pursuant to a vote of the Portfolio's shareholders on April 27, 2004. The Trustees concluded, based in part on the information provided by Lipper Analytics, that the performance of the new Sub-Advisers was acceptable, although they would closely monitor the Portfolio's future investment performance in light of the Portfolio's investment objective, policies and strategies and the Portfolio's historical below-average performance relative to certain comparable investment companies to verify that the Portfolio achieves an acceptable level of performance following the change of Sub-Adviser.

The cost of advisory services provided and the level of profitability. On the basis of the Board's review of the fees to be charged by TFAI and the Sub-Advisers for investment advisory and related services, TFAI's financial statements, the fees paid by TFAI to the Sub-Adviser, TFAI's estimated net management income resulting from its management of the Portfolio, and the estimated profitability of TFAI's relationships with the Portfolio and ATST, the Board concluded that the level of investment advisory fees and the profitability is appropriate in light of the services provided, the management fees and overall expense ratios of comparable investment companies, and the anticipated profitability of the relationship between the Portfolio and TFAI. Further, on the basis of comparative information supplied by Lipper Analytics, the Board determined that the advisory fees and estimated overall expense ratio of the Portfolio were consistent with industry averages.

The extent to which economies of scale would be realized as the Portfolio grows and whether fee levels reflect these economies of scale for the benefit of Portfolio investors. The Trustees concluded that inclusion of asset-based breakpoints in the Portfolio's advisory fee schedule appropriately benefit investors by realizing economies of scale in the form of a lower advisory fee rate as the level of Portfolio assets increases. The Board also concluded that the advisory fees appropriately reflect the Portfolio's current size, the current economic environment for TFAI, and the competitive nature of the investment company market. In addition, the Board noted that it will have the opportunity to periodically re-examine whether the Portfolio has achieved economies of scale, as well as the appropriateness of advisory fees payable to TFAI, in the future.

Benefits (such as soft dollars) to TFAI or the Sub-Adviser from its relationship with the Portfolio. The Board concluded that other benefits derived by TFAI or the Sub-Adviser from its relationship with the Portfolio are reasonable and fair, and are consistent with industry practice and the best interests of the Portfolio and its shareholders. In this regard, the Board noted that TFAI does not realize "soft dollar" benefits from its relationship with the Portfolio, and that the Sub-Adviser is participating in a brokerage program pursuant to which a portion of brokerage commissions paid by the Portfolio is recaptured for the benefit of the Portfolio and its shareholders, thus limiting the amount of "soft-dollar" arrangements the Sub-Adviser may engage in with respect to the Portfolio's brokerage transactions.

Other considerations. The Board also determined that TFAI had made a substantial commitment to the recruitment and retention of high quality personnel, and maintained the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and its shareholders. The Trustees also concluded that TFAI had made a significant entrepreneurial commitment to the management and success of the Portfolio, reflected by TFAI's expense limitation and fee waiver arrangement with the Portfolio, which may result in TFAI waiving a substantial amount of advisory fees for the benefit of shareholders.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

14

Templeton Great Companies Global

SUPPLEMENTAL INFORMATION (unaudited)
RESULTS OF SHAREHOLDER PROXY

At a special meeting of shareholders held on April 19, 2005, the results of the Proposals were as follows:

Proposal 1:  Approval of an Agreement and Plan of Reorganization pursuant to which AEGON/Transamerica Series
Fund, Inc. will reorganize as a Delaware statutory trust.

For	Against	Abstentions/Broker Non-Votes
33,672,191.413	1,192,240.089	1,215,910.903

Proposal 2:  Approval of changes to the fundamental investment restrictions of Templeton Great Companies Global as follows:

A. Diversification	For	Against	Abstentions/Broker Non-Votes
	34,543,120.842	1,445,981.205	91,240.358
B. Borrowing	For	Against	Abstentions/Broker Non-Votes
	34,354,549.509	1,634,552.538	91,240.358
C. Senior Securities	For	Against	Abstentions/Broker Non-Votes
	34,525,376.156	1,463,725.891	91,240.358
D. Underwriting Securities	For	Against	Abstentions/Broker Non-Votes
	34,503,882.559	1,485,219.488	91,240.358
E. Real Estate	For	Against	Abstentions/Broker Non-Votes
	34,540,802.219	1,448,299.828	91,240.358
F. Making Loans	For	Against	Abstentions/Broker Non-Votes
	34,377,677.356	1,611,424.691	91,240.358
G. Concentration	For	Against	Abstentions/Broker Non-Votes
	34,513,112.400	1,475,989.647	91,240.358
H. Commodities	For	Against	Abstentions/Broker Non-Votes
	34,453,219.042	1,535,883.005	91,240.358

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

15

Third Avenue Value

UNDERSTANDING YOUR FUND'S EXPENSES
(unaudited)

SHAREHOLDER EXPENSES

The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at January 1, 2005 and held for the entire period until June 30, 2005.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, note that the expenses shown in the table are meant to highlight your ongoing costs and do not reflect any transaction costs.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period (a)
Initial Class
Actual	$1,000.00	$1,066.30	0.86%	$4.41
Hypothetical (b)	1,000.00	1,020.53	0.86	4.31
Service Class
Actual	1,000.00	1,064.70	1.11	5.68
Hypothetical (b)	1,000.00	1,019.29	1.11	5.56

(a)  Expenses are calculated using each Fund's annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by number of days in the period (181 days), and divided by the number of days in the year (365 days).

(b)  5% return per year before expenses.

GRAPHICAL PRESENTATION OF SCHEDULE OF INVESTMENTS
By Sector
At June 30, 2005

This chart shows the percentage breakdown by sector of the Fund's total investment securities.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

1

Third Avenue Value

SCHEDULE OF INVESTMENTS
At June 30, 2005
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
CONVERTIBLE PREFERRED STOCKS (2.7%)
Mining (1.5%)
Fording Canadian Coal Trust (a)	113,500	$10,465
Paper & Allied Products (1.2%)
Timberwest Forest Corp.	650,000	7,822
Total Convertible Preferred Stocks (cost: $8,177)		18,287
PREFERRED STOCKS (0.3%)
Holding & Other Investment Offices (0.3%)
CRT Properties, Inc. REIT	88,100	2,177
Total Preferred Stocks (cost: $2,202)		2,177
COMMON STOCKS (81.3%)
Automotive (4.3%)
Superior Industries International, Inc. (a)	427,412	10,130
Toyota Industries Corp.	690,000	18,866
Business Credit Institutions (0.9%)
CIT Group, Inc.	138,100	5,934
Chemicals & Allied Products (1.8%)
Agrium, Inc.	600,000	11,766
Commercial Banks (0.4%)
Liu Chong Hing Bank, Ltd.	1,659,200	2,508
Communications Equipment (2.8%)
Comverse Technology, Inc. (b)	463,200	10,955
Tellabs, Inc. (b)	918,300	7,989
Computer & Data Processing Services (1.1%)
Geac Computer Corp., Ltd. (b)	814,300	7,093
Construction (0.8%)
Quanta Services, Inc. (a)(b)	638,800	5,621
Electrical Goods (1.0%)
Sycamore Networks, Inc. (b)	1,956,051	6,748
Electronic & Other Electric Equipment (1.0%)
Electro Scientific Industries, Inc. (b)	379,900	6,793
Electronic Components & Accessories (4.2%)
American Power Conversion Corp.	454,300	10,717
AVX Corp. (a)	815,700	9,886
Bel Fuse, Inc.–Class A	121,800	3,129
Bel Fuse, Inc.–Class B	69,300	2,118
Hutchinson Technology, Inc. (b)	69,814	2,689
Health Services (1.0%)
Cross Country Healthcare, Inc. (b)	397,900	6,764
Holding & Other Investment Offices (7.1%)
Brascan Corp.–Class A (a)	598,050	22,822

	Shares	Value
Holding & Other Investment Offices (continued)
Capital Southwest Corp.	30,941	$2,774
CRT Properties, Inc. REIT	180,400	4,925
Hutchison Whampoa, Ltd.	1,945,800	17,586
Industrial Machinery & Equipment (2.2%)
Alamo Group, Inc.	386,900	7,223
Applied Materials, Inc.	294,000	4,757
Lindsay Manufacturing Co.	113,900	2,686
Instruments & Related Products (0.5%)
Credence Systems Corp. (b)	369,400	3,343
Insurance (10.9%)
Aioi Insurance Co., Ltd.	761,400	3,902
AMBAC Financial Group, Inc.	100,000	6,976
Arch Capital Group, Ltd. (b)	285,900	12,880
Brit Insurance Holdings PLC	2,000,000	3,173
E-L Financial Corp., Ltd.	8,582	2,798
First American Corp.	48,800	1,959
Leucadia National Corp. (a)	89,100	3,442
MBIA, Inc. (a)	168,000	9,964
Millea Holdings, Inc., ADR	251,092	16,901
Mitsui Sumitomo Insurance Co., Ltd.	757,000	6,824
Radian Group, Inc.	103,464	4,886
Investment Companies (0.3%)
JZ Equity Partners PLC	612,100	1,723
Life Insurance (0.6%)
Phoenix Cos. (The), Inc. (a)	342,500	4,076
Manufacturing Industries (2.3%)
Jakks Pacific, Inc. (a)(b)	574,253	11,031
Leapfrog Enterprises, Inc. (a)(b)	218,000	2,463
Russ Berrie & Co., Inc.	133,100	1,705
Medical Instruments & Supplies (0.5%)
Coherent, Inc. (b)	100,000	3,601
Oil & Gas Extraction (13.9%)
Canadian Natural Resources, Ltd. (a)	584,600	21,268
EnCana Corp.	596,000	23,596
Nabors Industries, Ltd. (b)	126,500	7,668
Pogo Producing Co.	137,600	7,144
Smedvig ASA (a)	767,400	15,567
St. Mary Land & Exploration Co. (a)	187,200	5,425
Whiting Petroleum Corp. (b)	209,000	7,589
Willbros Group, Inc. (a)(b)	385,700	5,523
Pharmaceuticals (2.7%)
Parexel International Corp. (b)	368,800	7,321
Pfizer, Inc.	150,000	4,137
Sankyo Co., Ltd.	360,000	6,919

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

2

Third Avenue Value

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2005
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
Primary Metal Industries (2.5%)
POSCO, ADR (a)	389,000	$17,104
Real Estate (6.9%)
Forest City Enterprises, Inc.–Class A	233,350	16,568
St. Joe Co. (The) (a)	234,000	19,080
Trammell Crow Co. (b)	465,300	11,279
Research & Testing Services (1.1%)
Pharmaceutical Product Development, Inc. (b)	12,400	581
Tejon Ranch Co. (a)(b)	137,305	7,067
Savings Institutions (1.1%)
Brookline Bancorp, Inc.	439,443	7,145
Security & Commodity Brokers (5.1%)
Instinet Group, Inc. (b)	1,526,200	7,997
Investor AB–Class A	640,400	8,657
Legg Mason, Inc. (a)	152,400	15,866
Westwood Holdings Group, Inc.	116,475	2,085
Transportation Equipment (1.1%)
Trinity Industries, Inc. (a)	221,600	7,098
Variety Stores (1.0%)
Sears Holdings Corp. (a)(b)	43,500	6,519
Warehouse (1.8%)
Catellus Development Corp. REIT	372,507	12,218
Water Transportation (0.4%)
Alexander & Baldwin, Inc.	63,300	2,934
Total Common Stocks (cost: $345,893)		548,481
	Principal	Value
SHORT-TERM OBLIGATIONS (15.3%)
Repurchase Agreements (15.3%) (c)
Investors Bank & Trust 2.01% Repurchase Agreement dated 06/30/2005 to be repurchased at $103,262 on 07/01/2005	$103,256	$103,256
Total Short-Term Obligations (cost: $103,256)		103,256
SECURITY LENDING COLLATERAL (16.5%)
Debt (14.6%)
Bank Notes (0.8%)
Bank of America 3.27%, due 07/18/2005 (d) 3.27%, due 08/30/2005 (d)	1,072 1,249	1,072 1,249
Bear Stearns & Co. 3.57%, due 09/08/2005 (d) 3.57%, due 12/06/2005 (d)	1,608 536	1,608 536

	Principal	Value
Bank Notes (continued)
Credit Suisse First Boston Corp.
3.15%, due 09/09/2005 (d)	$536	$536
3.44%, due 03/10/2006 (d)	536	536
Certificates Of Deposit (0.3%)
Canadian Imperial Bank of Commerce 3.40%, due 11/04/2005 (d) 3.41%, due 05/18/2006 (d)	583 1,340	583 1,340
Commercial Paper (2.8%)
Compass Securitization–144A 3.27%, due 07/22/2005	930	930
Fairway Finance Corp.–144A 3.27%, due 07/28/2005	1,340	1,340
General Electric Capital Corp. 3.25%, due 07/08/2005	1,592	1,592
Grampian Funding LLC–144A 3.28%, due 07/13/2005	1,072	1,072
Greyhawk Funding LLC–144A 3.31%, due 08/09/2005	1,340	1,340
Jupiter Securitization Corp.–144A 3.28%, due 08/02/2005	2,671	2,671
Morgan Stanley Dean Witter & Co. 3.52%, due 12/07/2005 (d) 3.51%, due 12/09/2005 (d)	3,485 3,377	3,485 3,377
Park Avenue Receivables Corp.–144A 3.23%, due 07/20/2005	592	592
Preferred Receivables Corp.–144A 3.28%, due 07/08/2005	1,528	1,528
Ranger Funding Co LLC–144A 3.26%, due 07/07/2005	536	536
Euro Dollar Overnight (1.8%)
Bank of Montreal 3.01%, due 07/01/2005	2,471	2,471
BNP Paribas 3.00%, due 07/01/2005	1,459	1,459
Calyon 3.09%, due 07/01/2005 3.31%, due 07/01/2005	1,294 1,340	1,294 1,340
Fortis Bank 3.11%, due 07/05/2005 3.27%, due 07/07/2005	183 1,340	183 1,340
National Australia Bank 3.38%, due 07/01/2005 3.26%, due 07/06/2005	2,681 247	2,681 247
Rabobank Nederland 3.35%, due 07/01/2005	1,340	1,340

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

3

Third Avenue Value

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2005
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
Euro Dollar Terms (4.4%)
ABN Amro Bank NV
3.25%, due 08/05/2005	$1,072	$1,072
Bank of Nova Scotia 3.11%, due 07/11/2005 3.16%, due 07/15/2005	1,871 1,340	1,871 1,340
Barclays 3.16%, due 07/14/2005 3.25%, due 07/27/2005	804 1,608	804 1,608
Citigroup 3.09%, due 07/22/2005	965	965
Dexia Group 3.21%, due 07/20/2005 3.24%, due 07/21/2005	1,072 844	1,072 844
First Tennessee National Corp. 3.22%, due 08/09/2005	268	268
Fortis Bank 3.25%, due 08/04/2005	27	27
HBOS Halifax Bank of Scotland 3.15%, due 08/08/2005	536	536
Nordea Bank Finland PLC (NY Branch) 3.24%, due 08/03/2005	1,072	1,072
Rabobank Nederland 3.25%, due 08/08/2005	1,340	1,340
Royal Bank of Canada 3.25%, due 08/05/2005	1,287	1,287
Royal Bank of Scotland 3.29%, due 07/12/2005 3.25%, due 08/04/2005 3.31%, due 08/09/2005	4,021 1,072 1,667	4,021 1,072 1,667
Societe Generale 3.28%, due 08/01/2005	2,627	2,627
The Bank of the West 3.27%, due 07/27/2005	174	174
Toronto Dominion Bank 3.25%, due 08/02/2005	1,608	1,608
Wells Fargo & Co. 3.27%, due 07/21/2005 3.27%, due 08/01/2005	2,179 1,877	2,179 1,877
Promissory Notes (0.0%)
Goldman Sachs Group Inc. 3.32%, due 12/28/2005	215	215
Repurchase Agreements (4.5%) (e)
Credit Suisse First Boston Corp. 3.48% Repurchase Agreement dated 06/30/2005 to be repurchased at $6,611 on 07/01/2005	6,610	6,610

	Principal	Value
Repurchase Agreements (continued)
Goldman Sachs Group, Inc. (The)
3.48% Repurchase Agreement dated
06/30/2005 to be repurchased at $13,179 on
07/01/2005	$13,178	$13,178
Lehman Brothers, Inc. 3.48% Repurchase Agreement dated 06/30/2005 to be repurchased at $536 on 07/01/2005	536	536
Merrill Lynch & Co. 3.48% Repurchase Agreement dated 06/30/2005 to be repurchased at $5,848 on 07/01/2005	5,848	5,848
Morgan Stanley Dean Witter & Co. 3.54% Repurchase Agreement dated 06/30/2005 to be repurchased at $4,021 on 07/01/2005	4,021	4,021
	Shares	Value
Investment Companies (1.9%)
Money Market Funds (1.9%)
American Beacon Funds 1-day yield of 3.18%	1,434,840	$1,435
Barclays Global Investors Institutional Money Market Fund 1-day yield of 3.25%	5,882,138	5,882
Goldman Sachs Financial Square Prime Obligations Fund 1-day yield of 3.08%	87,149	87
Merrimac Cash Fund, Premium Class 1-day yield of 3.04% (f)	5,505,338	5,505
Total Security Lending Collateral (cost: $110,926)		110,926
Total Investment Securities (cost: $570,454)		$783,127
SUMMARY:
Investments, at value	116.1%	$783,127
Liabilities in excess of other assets	(16.1)%	(108,728)
Net assets	100.0%	$674,399
	Percentage of Net Assets	Value
INVESTMENTS BY COUNTRY:
Bermuda	3.0%	$20,548
Canada	16.0%	107,628
Hong Kong	3.0%	20,094
Japan	7.9%	53,413
Norway	2.3%	15,567
Panama	0.8%	5,523
South Korea	2.5%	17,104
Sweden	1.3%	8,657
United Kingdom	0.7%	4,895
United States	46.8%	315,516
Investments, at value	84.3%	568,945
Short-Term Investments	31.8%	214,182
Liabilities in excess of other assets	(16.1)%	(108,728)
Net Assets	100.0%	$674,399

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

4

Third Avenue Value

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2005
(all amounts except share amounts in thousands)
(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

(a)  At June 30, 2005, all or a portion of this security is on loan (see Note 1). The value at June 30, 2005, of all securities on loan is $106,436.

(b)  No dividends were paid during the preceding twelve months.

(c)  At June 30, 2005, the collateral for the repurchase agreement excluding collateral for securities on loan is as follows:

Collateral	Market Value and Accrued Interest
$21,337 FHR Series 2808, Class FK 3.72%, due 06/15/2034	$20,928
$67 SBA Pool-506436 6.05%, due 02/25/2023	72
$83,757 FNR Series 2004-38, Class FK 3.66%, due 05/25/2034	84,000
$3,197 SBA Pool-505927 5.63%, due 05/25/2027	3,419
$108,419

(d)  Floating or variable rate note. Rate is listed as of June 30, 2005.

(e)  Cash collateral for the Repurchase Agreements, valued at $30,796, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00%–10.325% and 9/15/2005–12/31/2049, respectively.

(f)  Regulated investment company advised by Investors Bank and Trust Co. ("IBT"). IBT is also the accounting, custody and lending agent for the Fund.

DEFINITIONS:

144A  144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2005, these securities aggregated $10,009 or 1.5% of the net assets of the Fund.

ADR  American Depositary Receipt

REIT  Real Estate Investment Trust

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

5

Third Avenue Value

STATEMENT OF ASSETS AND LIABILITIES
At June 30, 2005
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
Investment securities, at value (cost: $570,454) (including securities loaned of $106,436)	$783,127
Cash	103
Foreign cash (cost: $127)	127
Receivables:
Investment securities sold	1,107
Shares sold	433
Interest	68
Dividends	1,157
Dividend reclaims receivable	85
786,207
Liabilities:
Investment securities purchased	87
Accounts payable and accrued liabilities:
Shares redeemed	325
Management and advisory fees	432
Service fees	4
Payable for collateral for securities on loan	110,926
Other	34
111,808
Net Assets	$674,399
Net Assets Consist of:
Capital stock, 50,000 shares authorized ($.01 par value)	$301
Additional paid-in capital	417,667
Undistributed net investment income (loss)	3,165
Undistributed net realized gain (loss) from investment securities and foreign currency transactions	40,596
Net unrealized appreciation (depreciation) on: Investment securities	212,673
Translation of assets and liabilites denominated in foreign currencies	(3)
Net Assets	$674,399
Net Assets by Class:
Initial Class	$651,627
Service Class	22,772
Shares Outstanding:
Initial Class	29,124
Service Class	1,017
Net Asset Value and Offering Price Per Share:
Initial Class	$22.37
Service Class	22.38

STATEMENT OF OPERATIONS
For the period ended June 30, 2005
(all amounts in thousands)
(unaudited)

Investment Income:
Interest	$567
Dividends	3,967
Income from loaned securities–net	304
Less withholding taxes on foreign dividends	(224)
4,614
Expenses:
Management and advisory fees	2,422
Printing and shareholder reports	43
Custody fees	47
Administration fees	60
Legal fees	3
Audit fees	7
Trustees fees	10
Other	5
Service fees:
Service Class	21
Total expenses	2,618
Net Investment Income (Loss)	1,996
Net Realized Gain (Loss) from:
Investment securities	23,422
Foreign currency transactions	(23)
23,399
Net Increase (Decrease) in Unrealized Appreciation (Depreciation) on:
Investment securities	15,381
Translation of assets and liabilities denominated in foreign currencies	(6)
15,375
Net Gain (Loss) on Investments and Foreign Currency Transactions	38,774
Net Increase (Decrease) in Net Assets Resulting from Operations	$40,770

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

6

Third Avenue Value

STATEMENTS OF CHANGES IN NET ASSETS
For the period or year ended
(all amounts in thousands)

	June 30, 2005 (unaudited)	December 31, 2004
Increase (Decrease) in Net Assets From:
Operations:
Net investment income (loss)	$1,996	$2,421
Net realized gain (loss) from investment securities and foreign currency transactions	23,399	18,289
Net unrealized appreciation (depreciation) on investment securities and foreign currency translation	15,375	96,977
	40,770	117,687
Distributions to Shareholders:
From net investment income:
Initial Class	–	(3,407)
Service Class	–	(30)
	–	(3,437)
Capital Share Transactions:
Proceeds from shares sold:
Initial Class	54,198	46,907
Service Class	9,225	10,854
	63,423	57,761
Dividends and distributions reinvested:
Initial Class	–	3,407
Service Class	–	30
	–	3,437
Cost of shares redeemed:
Initial Class	(16,799)	(56,500)
Service Class	(956)	(496)
	(17,755)	(56,996)
	45,668	4,202
Net increase (decrease) in net assets	86,438	118,452
Net Assets:
Beginning of period	587,961	469,509
End of period	$674,399	$587,961
Undistributed Net Investment Income (Loss)	$3,165	$1,169

	June 30, 2005 (unaudited)	December 31, 2004
Share Activity:
Shares issued:
Initial Class	2,530	2,554
Service Class	432	591
	2,962	3,145
Shares issued–reinvested from distributions:
Initial Class	–	199
Service Class	–	2
	–	201
Shares redeemed:
Initial Class	(795)	(3,037)
Service Class	(45)	(28)
	(840)	(3,065)
Net increase (decrease) in shares outstanding:
Initial Class	1,735	(284)
Service Class	387	565
	2,122	281

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

7

Third Avenue Value

FINANCIAL HIGHLIGHTS (unaudited for the period ended June 30, 2005)
		For a share outstanding throughout each period (a)
		Net Asset	Investment Operations			Distributions			Net Asset
	For the Period Ended (b)	Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total Operations	From Net Investment Income	From Net Realized Gains	Total Distributions	Value, End of Period
Initial Class	6/30/2005	$20.98	$0.07	$1.32	$1.39	$–	$–	$–	$22.37
	12/31/2004	16.93	0.09	4.08	4.17	(0.12)	–	(0.12)	20.98
	12/31/2003	12.39	0.11	4.50	4.61	(0.05)	(0.02)	(0.07)	16.93
	12/31/2002	14.52	0.06	(1.78)	(1.72)	(0.07)	(0.34)	(0.41)	12.39
	12/31/2001	13.71	0.11	0.73	0.84	(0.01)	(0.02)	(0.03)	14.52
	12/31/2000	10.45	0.20	3.50	3.70	(0.12)	(0.32)	(0.44)	13.71
Service Class	6/30/2005	21.02	0.05	1.31	1.36	–	–	–	22.38
	12/31/2004	16.96	0.05	4.09	4.14	(0.08)	–	(0.08)	21.02
	12/31/2003	12.50	0.10	4.38	4.48	–	(0.02)	(0.02)	16.96

			Ratios/Supplemental Data
	For the Period	Total	Net Assets, End of Period	Ratio of Expenses to Average Net Assets (f)		Net Investment Income (Loss) to Average	Portfolio Turnover
	Ended (b)	Return (c)(g)	(000's)	Net (d)	Total (e)	Net Assets (f)	Rate (g)
Initial Class	6/30/2005	6.63%	$651,627	0.86%	0.86%	0.66%	9%
	12/31/2004	24.81	574,721	0.86	0.86	0.47	19
	12/31/2003	37.26	468,411	0.85	0.85	0.75	20
	12/31/2002	(11.87)	251,993	0.89	0.89	0.47	5
	12/31/2001	6.17	163,895	0.92	0.92	0.76	18
	12/31/2000	35.47	97,742	0.92	0.92	1.56	24
Service Class	6/30/2005	6.47	22,772	1.11	1.11	0.48	9
	12/31/2004	24.51	13,240	1.12	1.12	0.29	19
	12/31/2003	35.85	1,098	1.11	1.11	0.93	20

NOTES TO FINANCIAL HIGHLIGHTS

(a)  Per share information is calculated based on average number of shares outstanding.

(b)  Third Avenue Value (the "Fund") share classes commenced operations as follows:

Initial Class – January 2, 1998
Service Class – May 1, 2003

(c)  Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.

(d)  Ratio of Net Expenses to Average Net Assets is net of fee waivers and reimbursements by the investment adviser, if any (see note 2).

(e)  Ratio of Total Expenses to Average Net Assets includes all expenses before fee waivers and reimbursements by the investment adviser.

(f)  Annualized.

(g)  Not annualized for periods of less than one year.

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

8

Third Avenue Value

NOTES TO FINANCIAL STATEMENTS
At June 30, 2005
(all amounts in thousands)
(unaudited)

NOTE 1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The AEGON/Transamerica Series Trust ("ATST") is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. ATST serves as a funding vehicle for variable life insurance, variable annuity and group annuity products. Third Avenue Value ("the Fund"), part of ATST, began operations on January 2, 1998. The Fund is "non-diversified" under 1940 Act.

Effective May 1, 2005, AEGON/Transamerica Series Fund, Inc. changed its name to AEGON/Transamerica Series Trust.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties, which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

See the Prospectus and Statement of Additional Information for a description of the Fund's investment objective.

In preparing the Fund's financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP"), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following policies were consistently followed by the Fund, in accordance with GAAP.

Multiple class operations and expenses: The Fund currently offers two classes of shares, an Initial Class and a Service Class. Income, non-class specific expenses and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

Pricing of shares: The Fund prices its shares on the basis of the net asset value of each class of shares of the Fund, which is determined as of the close of the New York Stock Exchange ("NYSE") (generally 4:00 p.m. Eastern Time) on each day on which the NYSE is open for trading.

Security valuations: Fund investments traded on an exchange are valued at the closing price on the day of valuation on the exchange where the security is principally traded. With respect to securities traded on the NASDAQ/NMS, such closing price may be the last reported sales price or the NASDAQ official closing price.

Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last quoted bid price.

Debt securities are valued by independent pricing services at the last quoted bid price; however, those that mature in sixty days or less are valued at amortized cost, which approximates market.

Investment company securities are valued at net asset value of the underlying portfolio.

Foreign securities generally are valued based on quotations from the primary market in which they are traded and are translated from the local currency into U.S. dollars using closing exchange rates. Many foreign securities markets are open for trading at times when the U.S. markets are closed for trading, and many foreign securities markets close for trading before the close of the NYSE. The value of foreign securities may be affected significantly on a day that the NYSE is closed and an investor is unable to purchase or redeem shares. If a significant market event impacting the value of a portfolio security (e.g., natural disaster, company announcement, market volatility) occurs subsequent to the close of trading in the security, but prior to the calculation of the Fund's net asset value per share, market quotations for that security may be determined to be unreliable and, accordingly, not "readily available." If market quotations are not readily available, and the impact of such a significant market event materially effects the net asset value per share of the Fund, an affected portfolio security will be valued at fair market value as determined in good faith using guidelines adopted by the Board of Trustees of the Fund, under the supervision of the Fund's Valuation Committee. Factors that may be considered to value foreign securities at fair market value may include, among others: the value of other securities traded on other markets, foreign currency exchange activity and the trading of financial products tied to foreign securities.

Other securities for which quotations are not readily available are valued at fair market value as determined in good faith using guidelines adopted by the Board of Trustees, under the supervision of the Fund's Valuation Committee. These guidelines may include: the type of security; any restrictions on its resale; financial or business news of the issuer; similar or related securities that are actively trading; related corporate actions; and other significant events occurring after the close of trading in the security.

Cash: The Fund may leave cash overnight in its cash account with the custodian, Investors Bank & Trust Company ("IBT"). IBT has been contracted on behalf of the Fund to invest the excess cash into a savings account, which at June 30, 2005, was paying an interest rate of 2.02%.

Throughout the six months, the Fund may have a cash overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate.

Repurchase agreements: The Fund is authorized to enter into repurchase agreements. The Fund, through IBT, receives delivery of the

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

9

Third Avenue Value

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2005
(all amounts in thousands)
(unaudited)

NOTE 1.–(continued)

underlying securities, the value of which at the time of purchase is required to be an amount equal to at least 100% of the resale price. Repurchase agreements involve the risk that the seller will fail to repurchase the security, as agreed. In that case, the Fund will bear the risk of value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Securities lending: The Fund may lend securities to enhance fund earnings from investing cash collateral in making such loans to qualified borrowers (typically broker/dealers). The Fund has engaged its custodian bank, IBT, as a lending agent to administer its securities lending program. IBT earned $130 of program income for its services. When the Fund makes a security loan, it receives cash collateral as protection against the risk that the borrower will default on the loan, and records an asset for the cash invested collateral and a liability for the return of the collateral.

Loans of securities are required to be secured by collateral at least equal to 102% of the value of the securities at inception of the loan, and not less then 100% thereafter. The Fund may invest cash collateral in short-term money market instruments including: U.S. Treasury Bills, U.S. agency obligations, commercial paper, money market mutual funds, repurchase agreements and other highly rated, liquid investments. During the life of securities loans, the collateral and securities loaned remain subject to fluctuation in value. IBT marks to market securities loaned and the collateral each business day. If additional collateral is due (at least $1), IBT collects additional cash collateral from the borrowers. Although securities loaned will be fully collateralized at all times, IBT may experience delays in, or may be prevented from, recovering the collateral on behalf of the Fund. The Fund may recall a loaned security position at any time from the borrower through IBT. In the event the borrower fails to timely return a recalled security, IBT may indemnify the Fund by purchasing replacement securities for the Fund at its own expense and claiming the collateral to fund such a purchase. IBT absorbs the loss if the collateral value is not sufficient to cover the cost of the replacement securities. If replacement securities are not available, IBT will credit the equivalent cash value to the Fund.

While a security is on loan, the Fund does not have the right to vote that security. However, if time permits, the Fund will attempt to recall a security on loan and vote the proxy.

Income from securities lending is included in the Statement of Operations. The amount of collateral and value of securities on loan are included in the Statement of Assets and Liabilities as well as in the Schedule of Investments.

Real Estate Investment Trusts ("REITs"): There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes and interest rates.

Dividend income is recorded at management's estimate of the income included in distributions from the REIT investments. Distributions received in excess of the estimated amount are recorded as a reduction of the cost of investments. The actual amounts of income, return of capital and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Foreign currency denominated investments: The accounting records of the Fund are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the closing exchange rate each day. The cost of foreign securities is translated at the exchange rate in effect when the investment was acquired. The Fund combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include: 1) foreign currency fluctuations between trade date and settlement date of investment security transactions; 2) gains and losses on forward foreign currency contracts; and 3) the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions, including unanticipated movements in exchange currency rates, the degree of government supervision and regulation of security markets, and the possibility of political or economic instability.

Foreign capital gains taxes: The Fund may be subject to taxes imposed by countries in which it invests, with respect to its investment in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Fund accrues such taxes when the related income or capital gains are earned. Some countries require governmental

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

10

Third Avenue Value

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2005
(all amounts in thousands)
(unaudited)

NOTE 1.–(continued)

approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

Forward foreign currency contracts: The Fund may enter into forward foreign currency contracts to hedge against exchange rate risk arising from investments in securities denominated in foreign currencies. Contracts are valued at the contractual forward rate and are marked to market daily, with the change in value recorded as an unrealized gain or loss. When the contracts are closed a realized gain or loss is incurred. Risks may arise from changes in market value of the underlying currencies and from the possible inability of counterparties to meet the terms of their contracts.

There were no outstanding forward foreign currency contracts at June 30, 2005.

Dividend distributions: Dividends and capital gains distributions are typically declared and reinvested annually and are generally paid and reinvested on the business day following the ex-date.

NOTE 2.  RELATED PARTY TRANSACTIONS

Transamerica Fund Advisors, Inc. ("TFAI") is the Fund's investment adviser. Transamerica Fund Services, Inc. ("TFS") is the Fund's administrator and transfer agent. AFSG Securities Corp. ("AFSG") is the Fund's distributor. AFSG is 100% owned by AUSA Holding Company ("AUSA"). TFAI is a directly owned subsidiary of Western Reserve Life Assurance Co. of Ohio ("WRL") (78%) and AUSA (22%). TFS is a wholly owned subsidiary of WRL (50%) and AUSA (50%). AUSA and WRL are wholly owned indirect subsidiaries of AEGON, NV, a Netherlands corporation.

Effective January 1, 2005 AEGON/Transamerica Fund Advisors, Inc. ("ATFA") was renamed Transamerica Fund Advisors, Inc. ("TFAI"); AEGON/Transamerica Fund Services, Inc. ("ATFS") and AEGON/Transamerica Investor Services, Inc. ("ATIS") merged into one entity and was renamed Transamerica Fund Services, Inc. ("TFS").

Certain officers and trustees of the Fund are also officers and/or trustees of TFAI, TFS, AFSG and WRL. No affiliated officer or trustee receives any compensation directly from the Fund.

The following schedule reflects the percentage of fund assets owned by affiliated mutual funds (i.e., through the asset allocation funds):

	Net Assets	% of Net Assets
Asset Allocation–Conservative Portfolio	$28,133	4.17%
Asset Allocation–Growth Portfolio	59,576	8.83%
Asset Allocation–Moderate Portfolio	72,225	10.71%
Asset Allocation–Moderate Growth Portfolio	129,867	19.26%
Select + Aggressive	56	0.01%
Select + Conservative	326	0.05%
Select + Growth & Income	929	0.14%
Total	$291,112	43.17%

Investment advisory fee: The Fund pays management fees to TFAI based on average daily net assets ("ANA") at the following breakpoints:

0.80% of ANA

TFAI has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

1.00% Expense Limit

If total fund expenses fall below the annual expense limitation agreement agreed to by the adviser within the succeeding three years, the Fund may be required to pay that adviser a portion or all of the waived advisory fees.

There are no amounts available for recapture at June 30, 2005.

Distribution and service fees: The Fund adopted a distribution plan ("Distribution Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. Pursuant to the Distribution Plan, ATST entered into a Distribution Agreement with AFSG effective May 1, 1999.

Under the Distribution Plan and Distribution Agreement on the Initial Class shares, AFSG, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund's shares, amounts equal to actual expenses associated with distributing the shares.

The Distribution Plan on the Service Class shares requires ATST to pay distribution fees to AFSG as compensation for its activities, not as reimbursement for specific expenses. The fee on the Service Class is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

11

Third Avenue Value

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2005
(all amounts in thousands)
(unaudited)

NOTE 2.–(continued)

The Fund is authorized under the 12b-1 plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%

AFSG has determined that it will not seek payment by the Fund of the distribution expenses incurred with respect to the Initial Class shares before April 30, 2006. Prior to AFSG seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Fund will pay fees relating to Service Class shares.

Administrative services: The Fund has entered into an agreement with TFS for financial and legal fund administration services, which includes such items as compliance, expenses, financial statements and other reporting, distributions, tax returns, prospectus preparation, board of trustees meeting support, transfer agency and other legal matters. The Fund pays TFS an annual fee of 0.02% of average net assets. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.

Brokerage commissions: Brokerage commissions incurred on security transactions placed with an affiliate of the sub-adviser for the six months ended June 30, 2005, were $108.

Deferred compensation plan: Each eligible Fund Trustee may elect participation in the Deferred Compensation Plan for Trustees of ATST ("the Plan"). Under the Plan, such Trustees may defer payment of a percentage of their total fees earned as a Fund Trustee. These deferred amounts may be invested in any portfolio of Transamerica IDEX Mutual Funds, an affiliate of the Fund. At June 30, 2005, the value of invested plan amount was $31. Invested plan amounts and the total liability for deferred compensation to the Trustees under the Plan at June 30, 2005, are included in Net Assets in the accompanying Statement of Assets and Liabilities.

NOTE 3.  INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the six months ended June 30, 2005, were as follows:

Purchases of securities:
Long-Term excluding U.S. Government	$46,280
U.S. Government	–
Proceeds from maturities and sales of securities:
Long-Term excluding U.S. Government	48,644
U.S. Government	–

NOTE 4.  FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, PFIC's and foreign currency transactions.

The aggregate cost of investments and composition of unrealized appreciation (depreciation) for federal income tax purposes as of June 30, 2005, are as follows:

Federal Tax Cost Basis	$570,454
Unrealized Appreciation	$218,786
Unrealized (Depreciation)	(6,113)
Net Unrealized Appreciation (Depreciation)	$212,673

NOTE 5.  REGULATORY PROCEEDINGS

There continues to be significant federal and state regulatory activity relating to financial services companies, particularly mutual fund companies and their investment advisers. As part of an ongoing investigation regarding potential market timing, recordkeeping and trading compliance issues and matters affecting the Fund's investment adviser, TFAI, and certain employees and affiliates of TFAI, the SEC staff has indicated that it is likely to take some action against TFAI and certain of its affiliates at the conclusion of the investigation. The potential timing and the scope of any such action is difficult to predict. Although the impact of any action brought against TFAI and/or its affiliates is difficult to assess at the present time, the Fund currently believes that the likelihood that any such action will have a material adverse impact on it is remote. It is important to note that the Fund is not aware of any allegation of wrongdoing against it and its Board at the time this semiannual report is printed. Although it is not anticipated that these developments will have an adverse impact on the Fund, there can be no assurance at this time. TFAI and its affiliates are actively working with the SEC in regard to this matter; however, the exact resolution cannot be determined at this time. TFAI will take such actions that it deems necessary or appropriate to continue providing management services to the Fund and to bring all matters to an appropriate conclusion. TFAI and/or its affiliates, and not the Fund, will bear the costs regarding these regulatory matters.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

12

Third Avenue Value

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS – REVIEW AND RENEWAL (unaudited)

At a meeting of the Board of Trustees of AEGON/Transamerica Series Trust ("ATST") held on October 6, 2004, the Board considered and approved the renewal for a one-year period of the Investment Advisory Agreement between Third Avenue Value (the "Portfolio") and Transamerica Fund Advisors, Inc. ("TFAI") as well as the Investment Sub-Advisory Agreement of the Portfolio between TFAI and Third Avenue Management LLC (the "Sub-Adviser"). In approving the renewal of these agreements, the Board concluded that the Investment Advisory and Investment Sub-Advisory Agreements enable shareholders of the Portfolio to obtain high quality services at a cost that is appropriate, reasonable, and in the best interests of shareholders based upon the following determinations, among others:

The nature, extent and quality of the advisory service to be provided. The Board considered the nature and quality of the services provided by TFAI and the Sub-Adviser to the Portfolio in the past, as well as the services anticipated to be provided in the future. The Board concluded that TFAI and the Sub-Adviser are capable of providing high quality services to the Portfolio, as indicated by TFAI's management capabilities demonstrated with respect to the Portfolio and other portfolios managed by TFAI, TFAI's management oversight process, the professional qualifications and experience of the Sub-Adviser's portfolio management team, and the Portfolio's investment performance. The Board also concluded that TFAI and the Sub-Adviser would provide the same quality and quantity of investment management and related services as before, that these services are appropriate in scope and extent in light of the Portfolio's operations, the competitive landscape of the investment company business and investor needs, and that TFAI's and the Sub-Adviser's obligations will remain the same in all respects.

The investment performance of the Portfolio. The Board concluded, based in particular on information provided by Lipper Analytics, that the Portfolio's investment performance was competitive or superior relative to comparable portfolios over one-, two-, three-, and five-year periods and to the Portfolio's benchmark index over one- and five-year periods. On the basis of the Trustees' assessment of the nature, extent and quality of investment advisory and related services to be provided or procured by TFAI and the Sub-Adviser, the Trustees concluded that TFAI and the Sub-Adviser were capable of generating a level of long-term investment performance that is appropriate in light of the Portfolio's investment objective, policies and strategies and competitive with many other investment companies.

The cost of advisory services provided and the level of profitability. On the basis of the Board's review of the fees to be charged by TFAI and the Sub-Adviser for investment advisory and related services, TFAI's financial statements, the fees paid by TFAI to the Sub-Adviser, TFAI's estimated net management income resulting from its management of the Portfolio, the estimated profitability of TFAI's relationships with the Portfolio and ATST, and the estimated profitability of the Sub-Adviser's relationship with the Portfolio, the Board concluded that the level of investment advisory fees and the profitability is appropriate in light of the services provided, the management fees and overall expense ratios of comparable investment companies, and the anticipated profitability of the relationship between the Portfolio, TFAI and the Sub-Adviser. Further, on the basis of comparative information supplied by Lipper Analytics, the Board determined that the advisory fees and estimated overall expense ratio of the Portfolio were consistent with industry averages.

The extent to which economies of scale would be realized as the Portfolio grows and whether fee levels reflect these economies of scale for the benefit of Portfolio investors. The Board concluded that the advisory fees appropriately reflect the Portfolio's current size, the current economic environment for TFAI, and the competitive nature of the investment company market. While the investment advisory fees do not reduce should Portfolio assets grow meaningfully, the Board determined that the investment advisory fees already reflect potential future economies of scale to some extent by virtue of their competitive levels determined with reference to industry standards as reported by Lipper Analytics and the estimated profitability at current or foreseeable asset levels. In addition, the Board noted that it will have the opportunity to periodically re-examine whether the Portfolio has achieved economies of scale, as well as the appropriateness of advisory fees payable to TFAI and the Sub-Adviser, in the future.

Benefits (such as soft dollars) to TFAI or the Sub-Adviser from its relationship with the Portfolio. The Board concluded that other benefits derived by TFAI or the Sub-Adviser from its relationship with the Portfolio are reasonable and fair, and are consistent with industry practice and the best interests of the Portfolio and its shareholders. In this regard, the Board noted that TFAI does not realize "soft dollar" benefits from its relationship with the Portfolio, and that the Sub-Adviser is participating in a brokerage program pursuant to which a portion of brokerage commissions paid by the Portfolio is recaptured for the benefit of the Portfolio and its shareholders, thus limiting the amount of "soft-dollar" arrangements the Sub-Adviser may engage in with respect to the Portfolio's brokerage transactions.

Other considerations. The Board also determined that TFAI had made a substantial commitment to the recruitment and retention of high quality personnel, and maintained the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and its shareholders. The Trustees also concluded that TFAI had made a significant entrepreneurial commitment to the management and success of the Portfolio, reflected by TFAI's expense limitation and fee waiver arrangement with the Portfolio, which may result in TFAI waiving a substantial amount of advisory fees for the benefit of shareholders.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

13

Third Avenue Value

SUPPLEMENTAL INFORMATION (unaudited)
RESULTS OF SHAREHOLDER PROXY

At a special meeting of shareholders held on April 19, 2005, the results of the Proposals were as follows:

Proposal 1:  Approval of an Agreement and Plan of Reorganization pursuant to which AEGON/Transamerica Series Fund, Inc. will reorganize as a Delaware statutory trust.

For	Against	Abstentions/Broker Non-Votes
14,744,875.411	958,569.376	490,997.405

Proposal 2:  Approval of changes to the fundamental investment restrictions of Third Avenue Value as follows:

A. Diversification	For	Against	Abstentions/Broker Non-Votes
	15,232,454.283	942,122.627	19,865.282
B. Borrowing	For	Against	Abstentions/Broker Non-Votes
	15,154,865.348	1,019,711.562	19,865.282
C. Senior Securities	For	Against	Abstentions/Broker Non-Votes
	15,207,000.065	967,576.845	19,865.282
D. Underwriting Securities	For	Against	Abstentions/Broker Non-Votes
	15,213,660.498	960,916.412	19,865.282
E. Real Estate	For	Against	Abstentions/Broker Non-Votes
	15,220,281.754	954,295.156	19,865.282
F. Making Loans	For	Against	Abstentions/Broker Non-Votes
	15,155,992.471	1,018,584.439	19,865.282
G. Concentration	For	Against	Abstentions/Broker Non-Votes
	15,204,276.793	970,300.117	19,865.282
H. Commodities	For	Against	Abstentions/Broker Non-Votes
	15,166,689.269	1,007,887.641	19,865.282

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

14

Transamerica Balanced

UNDERSTANDING YOUR FUND'S EXPENSES
(unaudited)

SHAREHOLDER EXPENSES

The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at January 1, 2005 and held for the entire period until June 30, 2005.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, note that the expenses shown in the table are meant to highlight your ongoing costs and do not reflect any transaction costs.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period (a)
Initial Class
Actual	$1,000.00	$982.20	0.90%	$4.42
Hypothetical (b)	1,000.00	1,020.33	0.90	4.51
Service Class
Actual	1,000.00	981.30	1.15	5.65
Hypothetical (b)	1,000.00	1,019.09	1.15	5.76

(a)  Expenses are calculated using each Fund's annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by number of days in the period (181 days), and divided by the number of days in the year (365 days).

(b)  5% return per year before expenses.

GRAPHICAL PRESENTATION OF SCHEDULE OF INVESTMENTS
By Asset Type
At June 30, 2005

This chart shows the percentage breakdown by asset type of the Fund's total investment securities.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

1

Transamerica Balanced

SCHEDULE OF INVESTMENTS
At June 30, 2005
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (6.4%)
U.S. Treasury Bond 5.38%, due 02/15/2031 (a)	$1,054	$1,244
U.S. Treasury Note 3.75%, due 03/31/2007 3.75%, due 05/15/2008 3.50%, due 11/15/2009 3.50%, due 12/15/2009 (a) 3.50%, due 02/15/2010 4.00%, due 03/15/2010 3.63%, due 06/15/2010 4.00%, due 02/15/2014 4.25%, due 11/15/2014 4.00%, due 02/15/2015	150 225 580 500 250 170 200 30 200 650	150 226 575 495 247 172 199 30 205 652
Total U.S. Government Obligations (cost: $4,089)		4,195
U.S. GOVERNMENT AGENCY OBLIGATIONS (1.4%)
Fannie Mae 6.00%, due 09/01/2034 5.50%, due 05/01/2035	416 486	427 492
Total U.S. Government Agency Obligations (cost: $923)		919
CORPORATE DEBT SECURITIES (19.2%)
Aerospace (0.3%)
Honeywell International, Inc. 5.13%, due 11/01/2006	187	189
Amusement & Recreation Services (0.6%)
Harrah's Operating Co., Inc. 5.50%, due 07/01/2010	400	413
Automotive (0.6%)
DaimlerChrysler NA Holding Corp. 8.50%, due 01/18/2031	311	394
Beverages (0.3%)
Coca-Cola Enterprises, Inc. 5.38%, due 08/15/2006	199	201
Business Credit Institutions (0.6%)
Textron Financial Corp. 2.69%, due 10/03/2006	400	393
Business Services (0.2%)
Clear Channel Communications, Inc. 6.00%, due 11/01/2006	156	158
Chemicals & Allied Products (0.5%)
Lubrizol Corp. 5.50%, due 10/01/2014	150	155

	Principal	Value
Chemicals & Allied Products (continued)
Potash Corp. of Saskatchewan 7.13%, due 06/15/2007	$190	$200
Commercial Banks (1.1%)
Barclays Bank PLC, Series 1, ADR 6.28%, due 12/15/2034 (c)	300	306
US Bank NA 3.75%, due 02/06/2009	400	393
Communication (0.7%)
Comcast Corp. 4.95%, due 06/15/2016	190	189
COX Communications, Inc. 6.75%, due 03/15/2011	187	204
Echostar DBS Corp. 5.75%, due 10/01/2008	78	78
Communications Equipment (0.3%)
Motorola, Inc. 4.61%, due 11/16/2007	200	202
Computer & Office Equipment (0.2%)
Hewlett-Packard Co. 3.63%, due 03/15/2008	133	131
Department Stores (0.1%)
Meyer (Fred) Stores, Inc. 7.45%, due 03/01/2008	40	43
Drug Stores & Proprietary Stores (0.4%)
CVS Corp. 4.88%, due 09/15/2014	250	254
Electric Services (0.6%)
Duke Capital LLC 5.67%, due 08/15/2014	400	416
Electric, Gas & Sanitary Services (0.3%)
NiSource Finance Corp. 7.88%, due 11/15/2010	190	218
Food & Kindred Products (0.6%)
Diageo Capital PLC 3.38%, due 03/20/2008	400	392
Food Stores (0.1%)
Stater Brothers Holdings, Inc. 8.13%, due 06/15/2012	100	97
Holding & Other Investment Offices (1.6%)
Berkshire Hathaway Finance Corp. 3.40%, due 07/02/2007	400	395
EOP Operating, LP 8.38%, due 03/15/2006	450	463

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

2

Transamerica Balanced

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2005
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
Holding & Other Investment Offices (continued)
iStar Financial, Inc. 4.88%, due 01/15/2009	$200	$200
Hotels & Other Lodging Places (0.4%)
John Q. Hammons Hotels, Inc., Series B 8.88%, due 05/15/2012	51	56
Mirage Resorts, Inc. 7.25%, due 08/01/2017	100	103
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.–144A 6.63%, due 12/01/2014	100	97
Insurance Agents, Brokers & Service (0.3%)
Metlife, Inc. 5.00%, due 06/15/2015	175	178
Metal Mining (0.4%)
Phelps Dodge Corp. 9.50%, due 06/01/2031	174	254
Mortgage Bankers & Brokers (0.3%)
Countrywide Home Loans, Inc., Series L 2.88%, due 02/15/2007	185	181
Motion Pictures (0.6%)
Time Warner, Inc. 9.13%, due 01/15/2013	310	392
Oil & Gas Extraction (1.1%)
Chesapeake Energy Corp. 7.00%, due 08/15/2014	100	106
Husky Oil, Ltd. 8.90%, due 08/15/2028 (d)	205	227
Nexen, Inc. 5.88%, due 03/10/2035	352	358
Personal Credit Institutions (0.8%)
Capital One Bank 5.00%, due 06/15/2009	200	204
General Electric Capital Corp. 2.85%, due 01/30/2006 5.35%, due 03/30/2006	110 151	109 153
General Motors Acceptance Corp. 4.38%, due 12/10/2007	90	84
Petroleum Refining (1.1%)
Amerada Hess Corp. 7.13%, due 03/15/2033	300	356
Enterprise Products Operating, LP, Series B 5.60%, due 10/15/2014	100	103
Valero Energy Corp. 7.50%, due 04/15/2032	200	247

	Principal	Value
Primary Metal Industries (0.8%)
Alcoa, Inc. 4.25%, due 08/15/2007	$500	$502
Printing & Publishing (0.2%)
News America Holdings, Inc. 7.75%, due 12/01/2045	100	123
Radio & Television Broadcasting (0.4%)
Chancellor Media Corp. 8.00%, due 11/01/2008	225	242
Restaurants (0.1%)
Landry's Restaurants, Inc., Series B 7.50%, due 12/15/2014	100	97
Savings Institutions (0.3%)
Washington Mutual Bank FA 5.13%, due 01/15/2015	175	178
Security & Commodity Brokers (0.2%)
E*Trade Financial Corp. 8.00%, due 06/15/2011	100	105
Telecommunications (2.3%)
SBC Communications, Inc. 5.75%, due 05/02/2006	400	406
Sprint Capital Corp. 4.78%, due 08/17/2006	500	504
Telefonica SA 7.35%, due 09/15/2005	400	403
Verizon Global Funding Corp. 4.00%, due 01/15/2008	165	164
Transportation & Public Utilities (0.7%)
Magellan Midstream Partners, LP 6.45%, due 06/01/2014	200	218
Plains All American Pipeline Co. 5.63%, due 12/15/2013	200	207
Variety Stores (0.1%)
Target Corp. 5.50%, due 04/01/2007	91	93
Total Corporate Debt Securities (cost: $12,415)		12,534
	Shares	Value
COMMON STOCKS (68.3%)
Automotive (3.6%)
Harley-Davidson, Inc. (a)	20,000	$992
PACCAR, Inc.	20,000	1,360
Chemicals & Allied Products (0.7%)
Ecolab, Inc. (a)	15,000	485

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

3

Transamerica Balanced

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2005
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
Commercial Banks (1.9%)
JP Morgan Chase & Co.	34,940	$1,234
Communication (1.5%)
XM Satellite Radio Holdings, Inc.–Class A (a)(b)	30,000	1,010
Communications Equipment (2.5%)
QUALCOMM, Inc.	50,000	1,651
Computer & Data Processing Services (2.7%)
Microsoft Corp.	39,105	971
Yahoo!, Inc. (b)	23,490	814
Computer & Office Equipment (4.0%)
Apple Computer, Inc. (b)	20,000	736
Diebold, Inc.	15,000	677
Sandisk Corp. (b)	50,000	1,187
Cosmetics/Personal Care (1.6%)
Gillette Co. (The)	20,000	1,013
Electronic & Other Electric Equipment (2.3%)
General Electric Co.	43,880	1,520
Engineering & Management Services (4.3%)
Jacobs Engineering Group, Inc. (a)(b)	50,000	2,813
Hotels & Other Lodging Places (4.3%)
Marriott International, Inc.–Class A	41,555	2,835
Industrial Machinery & Equipment (11.3%)
American Standard Cos., Inc.	20,000	838
Caterpillar, Inc.	30,000	2,859
Donaldson Co., Inc.	25,000	758
Graco, Inc.	22,200	756
Illinois Tool Works, Inc. (a)	10,000	797
Kennametal, Inc.	30,000	1,376
Insurance (3.9%)
Berkshire Hathaway, Inc.–Class B (a)(b)	417	1,161
WellPoint, Inc. (b)	20,000	1,393
Medical Instruments & Supplies (2.3%)
Zimmer Holdings, Inc. (b)	20,000	1,523
Motor Vehicles, Parts & Supplies (1.2%)
BorgWarner, Inc. (a)	15,000	805
Oil & Gas Extraction (5.4%)
Anadarko Petroleum Corp.	14,000	1,150
Apache Corp.	25,000	1,615
Schlumberger, Ltd.	10,000	759
Paper & Allied Products (1.6%)
3M Co.	14,540	1,051

	Shares	Value
Petroleum Refining (1.1%)
Suncor Energy, Inc. (a)	15,000	$710
Pharmaceuticals (3.7%)
Amgen, Inc. (b)	13,885	839
Roche Holding AG-Genusschein	12,241	1,550
Primary Metal Industries (1.4%)
Hubbell, Inc.–Class B (a)	20,000	882
Printing & Publishing (3.4%)
McGraw-Hill Cos., Inc. (The)	50,000	2,213
Telecommunications (1.1%)
Verizon Communications, Inc. (a)	20,000	691
Wholesale Trade Durable Goods (2.5%)
Grainger (W.W.), Inc.	30,000	1,644
Total Common Stocks (cost: $39,035)		44,668
	Principal	Value
SHORT-TERM U.S. GOVERNMENT OBLIGATIONS (0.9%)
U.S. Treasury Bill 2.92%, due 09/15/2005	$600	$596
Total Short-Term U.S. Government Obligations (cost: $596)		596
SECURITY LENDING COLLATERAL (16.0%)
Debt (14.1%)
Bank Notes (0.8%)
Bank of America 3.27%, due 07/18/2005 (e) 3.27%, due 08/30/2005 (e)	101 118	101 118
Bear Stearns & Co. 3.57%, due 09/08/2005 (e) 3.57%, due 12/06/2005 (e)	152 51	152 51
Credit Suisse First Boston Corp. 3.15%, due 09/09/2005 (e) 3.44%, due 03/10/2006 (e)	51 51	51 51
Certificates Of Deposit (0.3%)
Canadian Imperial Bank of Commerce 3.40%, due 11/04/2005 (e) 3.41%, due 05/18/2006 (e)	55 126	55 126
Commercial Paper (2.7%)
Compass Securitization–144A 3.27%, due 07/22/2005	88	88
Fairway Finance Corp.–144A 3.27%, due 07/28/2005	126	126
General Electric Capital Corp. 3.25%, due 07/08/2005	150	150

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

4

Transamerica Balanced

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2005
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
Commercial Paper (continued)
Grampian Funding LLC–144A 3.28%, due 07/13/2005	$101	$101
Greyhawk Funding LLC–144A 3.31%, due 08/09/2005	126	126
Jupiter Securitization Corp.–144A 3.28%, due 08/02/2005	252	252
Morgan Stanley Dean Witter & Co. 3.52%, due 12/07/2005 (e) 3.51%, due 12/09/2005 (e)	329 319	329 319
Park Avenue Receivables Corp.–144A 3.23%, due 07/20/2005	56	56
Preferred Receivables Corp.–144A 3.28%, due 07/08/2005	144	144
Ranger Funding Co LLC–144A 3.26%, due 07/07/2005	51	51
Euro Dollar Overnight (1.8%)
Bank of Montreal 3.01%, due 07/01/2005	233	233
BNP Paribas 3.00%, due 07/01/2005	138	138
Calyon 3.09%, due 07/01/2005 3.31%, due 07/01/2005	122 126	122 126
Fortis Bank 3.11%, due 07/05/2005 3.27%, due 07/07/2005	17 126	17 126
National Australia Bank 3.38%, due 07/01/2005 3.26%, due 07/06/2005	253 23	253 23
Rabobank Nederland 3.35%, due 07/01/2005	126	126
Euro Dollar Terms (4.2%)
ABN Amro Bank NV 3.25%, due 08/05/2005	101	101
Bank of Nova Scotia 3.11%, due 07/11/2005 3.16%, due 07/15/2005	177 127	177 127
Barclays 3.16%, due 07/14/2005 3.25%, due 07/27/2005	76 152	76 152
Citigroup 3.09%, due 07/22/2005	91	91
Dexia Group 3.21%, due 07/20/2005 3.24%, due 07/21/2005	101 80	101 80

	Principal	Value
Euro Dollar Terms (continued)
First Tennessee National Corp. 3.22%, due 08/09/2005	$25	$25
Fortis Bank 3.25%, due 08/04/2005	3	3
HBOS Halifax Bank of Scotland 3.15%, due 08/08/2005	51	51
Nordea Bank Finland PLC (NY Branch) 3.24%, due 08/03/2005	101	101
Rabobank Nederland 3.25%, due 08/08/2005	127	127
Royal Bank of Canada 3.25%, due 08/05/2005	121	121
Royal Bank of Scotland 3.29%, due 07/12/2005 3.25%, due 08/04/2005 3.31%, due 08/09/2005	380 101 157	380 101 157
Societe Generale 3.28%, due 08/01/2005	248	248
The Bank of the West 3.27%, due 07/27/2005	16	16
Toronto Dominion Bank 3.25%, due 08/02/2005	152	152
Wells Fargo & Co. 3.27%, due 07/21/2005 3.27%, due 08/01/2005	206 177	206 177
Promissory Notes (0.0%)
Goldman Sachs Group Inc. 3.32%, due 12/28/2005	20	20
Repurchase Agreements (4.3%) (f)
Credit Suisse First Boston Corp. 3.48% Repurchase Agreement dated 06/30/2005 to be repurchased at $624 on 07/01/2005	624	624
Goldman Sachs Group, Inc. (The) 3.48% Repurchase Agreement dated 06/30/2005 to be repurchased at $1,244 on 07/01/2005	1,244	1,244
Lehman Brothers, Inc. 3.48% Repurchase Agreement dated 06/30/2005 to be repurchased at $51 on 07/01/2005	51	51
Merrill Lynch & Co. 3.48% Repurchase Agreement dated 06/30/2005 to be repurchased at $552 on 07/01/2005	552	552
Morgan Stanley Dean Witter & Co. 3.54% Repurchase Agreement dated 06/30/2005 to be repurchased at $380 on 07/01/2005	380	380

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

5

Transamerica Balanced

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2005
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
Investment Companies (1.9%)
Money Market Funds (1.9%)
American Beacon Funds 1-day yield of 3.18%	135,434	$135
Barclays Global Investors Institutional Money Market Fund 1-day yield of 3.25%	555,212	555
Goldman Sachs Financial Square Prime Obligations Fund 1-day yield of 3.08%	8,226	8
Merrimac Cash Fund, Premium Class 1-day yield of 3.04% (g)	519,646	520
Total Security Lending Collateral (cost: $10,470)		10,470
Total Investment Securities (cost: $67,528)		$73,382

SUMMARY:
Investments, at value	112.2%	$73,382
Liabilities in excess of other assets	(12.2)%	(7,993)
Net assets	100.0%	$65,389

NOTES TO SCHEDULE OF INVESTMENTS:

(a)  At June 30, 2005, all or a portion of this security is on loan (see Note 1). The value at June 30, 2005, of all securities on loan is $10,026.

(b)  No dividends were paid during the preceding twelve months.

(c)  Barclays Bank PLC, Series 1, ADR has a fixed coupon rate of 6.28% until 12/15/2034, thereafter the coupon rate will reset quarterly at the 3-month US$ LIBOR + 155BP, if not called.

(d)  Husky Oil, Ltd. has a fixed coupon rate of 8.90% until 8/15/2008, thereafter the coupon rate will reset quarterly at the 3-month US$ LIBOR + 550BP, if not called.

(e)  Floating or variable rate note. Rate is listed as of June 30, 2005.

(f)  Cash collateral for the Repurchase Agreements, valued at $2,907, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00%–10.325% and 9/15/2005–12/31/2049, respectively.

(g)  Regulated investment company advised by Investors Bank and Trust Co. ("IBT"). IBT is also the accounting, custody and lending agent for the Fund.

DEFINITIONS:

ADR  American Depositary Receipt

144A  144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2005, these securities aggregated $1,041 or 1.6% of the net assets of the Fund.

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

6

Transamerica Balanced

STATEMENT OF ASSETS AND LIABILITIES
At June 30, 2005
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
Investment securities, at value (cost: $67,528) (including securities loaned of $10,026)	$73,382
Cash	1,955
Receivables:
Investment securities sold	879
Shares sold	1
Interest	239
Dividends	25
76,481
Liabilities:
Investment securities purchased	491
Accounts payable and accrued liabilities:
Shares redeemed	81
Management and advisory fees	43
Service fees	1
Payable for collateral for securities on loan	10,470
Other	6
11,092
Net Assets	$65,389
Net Assets Consist of:
Capital stock, 50,000 shares authorized ($.01 par value)	$57
Additional paid-in capital	53,369
Undistributed net investment income (loss)	1,291
Undistributed net realized gain (loss) from investment securities	4,818
Net unrealized appreciation (depreciation) on investment securities	5,854
Net Assets	$65,389
Net Assets by Class:
Initial Class	$62,101
Service Class	3,288
Shares Outstanding:
Initial Class	5,372
Service Class	285
Net Asset Value and Offering Price Per Share:
Initial Class	$11.56
Service Class	11.55

STATEMENT OF OPERATIONS
For the period ended June 30, 2005
(all amounts in thousands)
(unaudited)

Investment Income:
Interest	$416
Dividends	274
Income from loaned securities–net	8
Less withholding taxes on foreign dividends	(4)
694
Expenses:
Management and advisory fees	256
Printing and shareholder reports	7
Custody fees	8
Administration fees	6
Audit fees	9
Trustees fees	1
Service fees:
Service Class	4
Total expenses	291
Net Investment Income (Loss)	403
Net Realized and Unrealized Gain (Loss):
Realized Gain (Loss) from investment securities	95
Increase (decrease) in unrealized appreciation (depreciation) on investment securities	(1,707)
Net Gain (Loss) on Investments	(1,612)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(1,209)

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

7

Transamerica Balanced

STATEMENTS OF CHANGES IN NET ASSETS
For the period or year ended
(all amounts in thousands)

	June 30, 2005 (unaudited)	December 31, 2004
Increase (Decrease) In Net Assets From:
Operations:
Net investment income (loss)	$403	$889
Net realized gain (loss) from investment securities	95	4,778
Net unrealized appreciation (depreciation) on investment securities	(1,707)	974
	(1,209)	6,641
Distributions to Shareholders:
From net investment income:
Initial Class	–	(715)
Service Class	–	(11)
	–	(726)
From net realized gains:
Initial Class	–	(369)
Service Class	–	(7)
	–	(376)
Capital Share Transactions:
Proceeds from shares sold:
Initial Class	6,199	9,500
Service Class	1,156	2,258
	7,355	11,758
Dividends and distributions reinvested:
Initial Class	–	1,083
Service Class	–	18
	–	1,101
Cost of shares redeemed:
Initial Class	(5,880)	(14,430)
Service Class	(268)	(587)
	(6,148)	(15,017)
	1,207	(2,158)
Net increase (decrease) in net assets	(2)	3,381
Net Assets:
Beginning of period	65,391	62,010
End of period	$65,389	$65,391
Undistributed Net Investment Income (Loss)	$1,291	$888

	June 30, 2005 (unaudited)	December 31, 2004
Share Activity:
Shares issued:
Initial Class	535	870
Service Class	99	205
	634	1,075
Shares issued–reinvested from distributions:
Initial Class	–	105
Service Class	–	2
	–	107
Shares redeemed:
Initial Class	(510)	(1,323)
Service Class	(23)	(53)
	(533)	(1,376)
Net increase (decrease) in shares outstanding:
Initial Class	25	(348)
Service Class	76	154
	101	(194)

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

8

Transamerica Balanced

FINANCIAL HIGHLIGHTS

(unaudited for the period ended June 30, 2005)

		For a share outstanding throughout each period (a)
		Net Asset	Investment Operations			Distributions			Net Asset
	For the Period Ended (b)	Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total Operations	From Net Investment Income	From Net Realized Gains	Total Distributions	Value, End of Period
Initial Class	6/30/2005	$11.77	$0.07	$(0.28)	$(0.21)	$–	$–	$–	$11.56
	12/31/2004	10.79	0.16	1.02	1.18	(0.13)	(0.07)	(0.20)	11.77
	12/31/2003	9.49	0.13	1.19	1.32	(0.02)	–	(0.02)	10.79
	12/31/2002	10.00	0.07	(0.58)	(0.51)	–	–	–	9.49
Service Class	6/30/2005	11.77	0.06	(0.28)	(0.22)	–	–	–	11.55
	12/31/2004	10.79	0.14	1.01	1.15	(0.10)	(0.07)	(0.17)	11.77
	12/31/2003	9.73	0.08	0.98	1.06	–	–	–	10.79

			Ratios/Supplemental Data
	For the Period	Total	Net Assets, End of Period	Ratio of Expenses to Average Net Assets (f)		Net Investment Income (Loss) to Average	Portfolio Turnover
	Ended (b)	Return (c)(g)	(000's)	Net (d)	Total (e)	Net Assets (f)	Rate (g)
Initial Class	6/30/2005	(1.78)%	$62,101	0.90%	0.90%	1.27%	18%
	12/31/2004	11.16	62,934	0.96	0.96	1.45	128
	12/31/2003	13.90	61,419	1.15	1.15	1.31	65
	12/31/2002	(5.10)	37,233	1.40	1.59	1.08	42
Service Class	6/30/2005	(1.87)	3,288	1.15	1.15	1.02	18
	12/31/2004	10.88	2,457	1.19	1.19	1.31	128
	12/31/2003	10.93	591	1.38	1.38	1.14	65

NOTES TO FINANCIAL HIGHLIGHTS

(a)  Per share information is calculated based on average number of shares outstanding.

(b)  Transamerica Balanced (the "Fund") share classes commenced operations as follows:

Initial Class – May 1, 2002

Service Class – May 1, 2003

(c)  Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.

(d)  Ratio of Net Expenses to Average Net Assets is net of fee waivers and reimbursements by the investment adviser, if any (see note 2).

(e)  Ratio of Total Expenses to Average Net Assets includes all expenses before fee waivers and reimbursement by the investment adviser.

(f)  Annualized.

(g)  Not annualized for periods of less than one year.

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

9

Transamerica Balanced

NOTES TO FINANCIAL STATEMENTS
At June 30, 2005
(all amounts in thousands)
(unaudited)

NOTE 1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The AEGON/Transamerica Series Trust ("ATST") is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. ATST serves as a funding vehicle for variable life insurance, variable annuity and group annuity products. Transamerica Balanced (the "Fund"), part of ATST, began operations on May 1, 2002.

Effective May 1, 2005, AEGON/Transamerica Series Fund, Inc. changed its name to AEGON/Transamerica Series Trust.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties, which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

See the Prospectus and Statement of Additional Information for a description of the Fund's investment objective.

In preparing the Fund's financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP"), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following policies were consistently followed by the Fund, in accordance with GAAP.

Multiple class operations and expenses: The Fund currently offers two classes of shares, an Initial Class and a Service Class. Income, non-class specific expenses and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

Pricing of shares: The Fund prices its shares on the basis of the net asset value of each class of shares of the Fund, which is determined as of the close of the New York Stock Exchange ("NYSE") (generally 4:00 p.m. Eastern Time) on each day on which the NYSE is open for trading.

Security valuations: Fund investments traded on an exchange are valued at the closing price on the day of valuation on the exchange where the security is principally traded. With respect to securities traded on the NASDAQ/NMS, such closing price may be the last reported sales price or the NASDAQ official closing price.

Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last quoted bid price.

Debt securities are valued by independent pricing services at the last quoted bid price; however, those that mature in sixty days or less are valued at amortized cost, which approximates market.

Investment company securities are valued at net asset value of the underlying portfolio.

Other securities for which quotations are not readily available are valued at fair market value as determined in good faith using guidelines adopted by the Board of Trustees, under the supervision of the Fund's Valuation Committee. These guidelines may include: the type of security; any restrictions on its resale; financial or business news of the issuer; similar or related securities that are actively trading; related corporate actions; and other significant events occurring after the close of trading in the security.

Cash: The Fund may leave cash overnight in its cash account with the custodian, Investors Bank & Trust Company ("IBT"). IBT has been contracted on behalf of the Fund to invest the excess cash into a savings account, which at June 30, 2005, was paying an interest rate of 2.02%.

Throughout the six months, the Fund may have a cash overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate.

Repurchase agreements: The Fund is authorized to enter into repurchase agreements. The Fund, through IBT, receives delivery of the underlying securities, the value of which at the time of purchase is required to be an amount equal to at least 100% of the resale price. Repurchase agreements involve the risk that the seller will fail to repurchase the security, as agreed. In that case, the Fund will bear the risk of value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, may place security transactions of the Fund with broker/dealers with which ATST has established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions paid by the Fund be used to pay expenses that would otherwise be borne by any other funds within ATST, or by any other party.

Recaptured commissions during the six months ended June 30, 2005, of less than $1 are included in net realized gains in the Statement of Operations.

Securities lending: The Fund may lend securities to enhance fund earnings from investing cash collateral in making such loans to qualified

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

10

Transamerica Balanced

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2005
(all amounts in thousands)
(unaudited)

NOTE 1.–(continued)

borrowers (typically broker/dealers). The Fund has engaged its custodian bank, IBT, as a lending agent to administer its securities lending program. IBT earned $3 of program income for its services. When the Fund makes a security loan, it receives cash collateral as protection against the risk that the borrower will default on the loan, and records an asset for the cash invested collateral and a liability for the return of the collateral.

Loans of securities are required to be secured by collateral at least equal to 102% of the value of the securities at inception of the loan, and not less then 100% thereafter. The Fund may invest cash collateral in short-term money market instruments including: U.S. Treasury Bills, U.S. agency obligations, commercial paper, money market mutual funds, repurchase agreements and other highly rated, liquid investments. During the life of securities loans, the collateral and securities loaned remain subject to fluctuation in value. IBT marks to market securities loaned and the collateral each business day. If additional collateral is due (at least $1), IBT collects additional cash collateral from the borrowers. Although securities loaned will be fully collateralized at all times, IBT may experience delays in, or may be prevented from, recovering the collateral on behalf of the Fund. The Fund may recall a loaned security position at any time from the borrower through IBT. In the event the borrower fails to timely return a recalled security, IBT may indemnify the Fund by purchasing replacement securities for the Fund at its own expense and claiming the collateral to fund such a purchase. IBT absorbs the loss if the collateral value is not sufficient to cover the cost of the replacement securities. If replacement securities are not available, IBT will credit the equivalent cash value to the Fund.

While a security is on loan, the Fund does not have the right to vote that security. However, if time permits, the Fund will attempt to recall a security on loan and vote the proxy.

Income from securities lending is included in the Statement of Operations. The amount of collateral and value of securities on loan are included in the Statement of Assets and Liabilities as well as in the Schedule of Investments.

Real Estate Investment Trusts ("REITs"): There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes and interest rates.

Dividend income is recorded at management's estimate of the income included in distributions from the REIT investments. Distributions received in excess of the estimated amount are recorded as a reduction of the cost of investments. The actual amounts of income, return of capital and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Dividend distributions: Dividends and capital gains distributions are typically declared and reinvested annually and are generally paid and reinvested on the business day following the ex-date.

NOTE 2.  RELATED PARTY TRANSACTIONS

Transamerica Fund Advisors, Inc. ("TFAI") is the Fund's investment adviser. Transamerica Fund Services, Inc. ("TFS") is the Fund's administrator and transfer agent. AFSG Securities Corp. ("AFSG") is the Fund's distributor. AFSG is 100% owned by AUSA Holding Company ("AUSA"). TFAI is a directly owned subsidiary of Western Reserve Life Assurance Co. of Ohio ("WRL") (78%) and AUSA (22%). TFS is a wholly owned subsidiary of WRL (50%) and AUSA (50%). AUSA and WRL are wholly owned indirect subsidiaries of AEGON, NV, a Netherlands corporation.

Effective January 1, 2005 AEGON/Transamerica Fund Advisors, Inc. ("ATFA") was renamed Transamerica Fund Advisors, Inc. ("TFAI"); AEGON/Transamerica Fund Services, Inc. ("ATFS") and AEGON/Transamerica Investor Services, Inc. ("ATIS") merged into one entity and was renamed Transamerica Fund Services, Inc. ("TFS").

Transamerica Investment Management, LLC is both an affiliate of the Fund and a sub-adviser to the Fund.

Certain officers and trustees of the Fund are also officers and/or trustees of TFAI, TFS, AFSG and WRL. No affiliated officer or trustee receives any compensation directly from the Fund.

Investment advisory fee: The Fund pays management fees to TFAI based on average daily net assets ("ANA") at the following breakpoints:

0.80% of the first $250 million of ANA
0.75% of the next $250 million of ANA
0.70% of the next $1 billion of ANA
0.625% of ANA over $1.5 billion

TFAI has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

1.40% Expense Limit

If total fund expenses fall below the annual expense limitation agreement agreed to by the adviser within the succeeding three years, the Fund may be required to pay that adviser a portion or all of the waived advisory fees.

There are no amounts available for recapture at June 30, 2005.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

11

Transamerica Balanced

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2005
(all amounts in thousands)
(unaudited)

NOTE 2.–(continued)

Distribution and service fees: The Fund adopted a distribution plan ("Distribution Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. Pursuant to the Distribution Plan, ATST entered into a Distribution Agreement with AFSG effective May 1, 1999.

Under the Distribution Plan and Distribution Agreement on the Initial Class shares, AFSG, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund's shares, amounts equal to actual expenses associated with distributing the shares.

The Distribution Plan on the Service Class shares requires ATST to pay distribution fees to AFSG as compensation for its activities, not as reimbursement for specific expenses. The fee on the Service Class is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Fund is authorized under the 12b-1 plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%

AFSG has determined that it will not seek payment by the Fund of the distribution expenses incurred with respect to the Initial Class shares before April 30, 2006. Prior to AFSG seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Fund will pay fees relating to Service Class shares.

Administrative services: The Fund has entered into an agreement with TFS for financial and legal fund administration services, which includes such items as compliance, expenses, financial statements and other reporting, distributions, tax returns, prospectus preparation, board of trustees meeting support, transfer agency and other legal matters. The Fund pays TFS an annual fee of 0.02% of average net assets. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.

Deferred compensation plan: Each eligible Fund Trustee may elect participation in the Deferred Compensation Plan for Trustees of ATST ("the Plan"). Under the Plan, such Trustees may defer payment of a percentage of their total fees earned as a Fund Trustee. These deferred amounts may be invested in any portfolio of Transamerica IDEX Mutual Funds, an affiliate of the Fund. At June 30, 2005, the value of invested plan amounts was $3. Invested plan amounts and the total liability for deferred compensation to the Trustees under the Plan at June 30, 2005, are included in Net Assets in the accompanying Statement of Assets and Liabilities.

NOTE 3.  INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the six months ended June 30, 2005, were as follows:

Purchases of securities:
Long-Term excluding U.S. Government	$6,408
U.S. Government	5,029
Proceeds from maturities and sales of securities:
Long-Term excluding U.S. Government	7,754
U.S. Government	3,856

NOTE 4.  FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments for items including, but not limited to, wash sales and return of capital.

The aggregate cost of investments and composition of unrealized appreciation (depreciation) for federal income tax purposes as of June 30, 2005, are as follows:

Federal Tax Cost Basis	$67,528
Unrealized Appreciation	$6,646
Unrealized (Depreciation)	(792)
Net Unrealized Appreciation (Depreciation)	$5,854

NOTE 5.  REGULATORY PROCEEDINGS

There continues to be significant federal and state regulatory activity relating to financial services companies, particularly mutual fund companies and their investment advisers. As part of an ongoing investigation regarding potential market timing, recordkeeping and trading compliance issues and matters affecting the Fund's investment adviser, TFAI, and certain employees and affiliates of TFAI, the SEC staff has indicated that it is likely to take some action against TFAI and certain of its affiliates at the conclusion of the investigation. The potential timing and the scope of any such action is difficult to predict. Although the impact of any action brought against TFAI and/or its affiliates is difficult to assess at the present time, the Fund currently believes that the likelihood that any such action will have a material adverse impact on it is remote. It is important to note that the Fund is not aware of any allegation of wrongdoing against it and its Board at the time this semiannual report is printed. Although it is not anticipated that these developments will have an adverse impact on the Fund, there can be no assurance at this time. TFAI and its affiliates are actively working with the SEC in regard to this matter; however, the exact resolution cannot be determined at this time. TFAI will take such actions that it deems necessary or appropriate to continue providing management services to the Fund and to bring all matters to an appropriate conclusion. TFAI and/or its affiliates, and not the Fund, will bear the costs regarding these regulatory matters.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

12

Transamerica Balanced

INVESTMENT ADVISORY AGREEMENT – REVIEW AND RENEWAL (unaudited)

At a meeting of the Board of Trustees of AEGON/Transamerica Series Trust ("ATST") held on October 6, 2004, the Board considered and approved the renewal for a one-year period of the Investment Advisory Agreement between Transamerica Balanced (the "Portfolio") and Transamerica Fund Advisors, Inc. ("TFAI"). In approving the renewal of this agreement, the Board concluded that the Investment Advisory Agreement enables shareholders of the Portfolio to obtain high quality services at a cost that is appropriate, reasonable, and in the best interests of shareholders based upon the following determinations, among others:

The nature, extent and quality of the advisory service to be provided. The Board considered the nature and quality of the services provided by TFAI in the past, as well as the services anticipated to be provided in the future. The Board concluded that TFAI is capable of providing high quality services to the Portfolio, as indicated by TFAI's management capabilities demonstrated with respect to the Portfolio and other portfolios managed by TFAI, and TFAI's management oversight process. The Board also concluded that TFAI would provide the same quality and quantity of investment management and related services as before, that these services are appropriate in scope and extent in light of the Portfolio's operations, the competitive landscape of the investment company business and investor needs, and that TFAI's obligations will remain the same in all respects.

The investment performance of the Portfolio. The Board reviewed the Portfolio's investment performance since the Portfolio's sub-adviser, Transamerica Investment Management, LLC (the "Sub-Adviser"), was appointed to manage the Portfolio pursuant to a vote of the Portfolio's shareholders on April 27, 2004. The Trustees concluded that the performance of the new Sub-Adviser was acceptable, although they would closely monitor the Portfolio's investment performance in light of the Portfolio's investment objective, policies and strategies and the Portfolio's historical below-average performance relative to certain comparable investment companies to verify that the Portfolio achieves an acceptable level of performance following the change of Sub-Adviser.

The cost of advisory services provided and the level of profitability. On the basis of the Board's review of the fees to be charged by TFAI and the Sub-Adviser for investment advisory and related services, TFAI's financial statements, the fees paid by TFAI to the Sub-Adviser, TFAI's estimated net management income resulting from its management of the Portfolio, the estimated profitability of TFAI's relationships with the Portfolio and ATST, and the recent reorganization of the Portfolio and the Portfolio's portfolio, the Board concluded that the level of investment advisory fees and the profitability is appropriate in light of the services provided, the management fees and overall expense ratios of comparable investment companies, and the anticipated profitability of the relationship between the Portfolio and TFAI. In this regard, the Board noted that the Portfolio was recently reorganized, a new sub-adviser was appointed to manage the Portfolio's portfolio, and such reorganization of the Portfolio and its portfolio may have increased the Portfolio's overall expense ratio on a short-term basis.

The extent to which economies of scale would be realized as the Portfolio grows and whether fee levels reflect these economies of scale for the benefit of Portfolio investors. The Trustees concluded that inclusion of asset-based breakpoints in the Portfolio's advisory fee schedule appropriately benefit investors by realizing economies of scale in the form of a lower advisory fee rate as the level of Portfolio assets increases. The Board also concluded that the advisory fees appropriately reflect the Portfolio's current size, the current economic environment for TFAI, and the competitive nature of the investment company market. In addition, the Board noted that it will have the opportunity to periodically re-examine whether the Portfolio has achieved economies of scale, as well as the appropriateness of advisory fees payable to TFAI, in the future.

Benefits (such as soft dollars) to TFAI or the Sub-Adviser from its relationship with the Portfolio. The Board concluded that other benefits derived by TFAI or the Sub-Adviser from its relationship with the Portfolio are reasonable and fair, and are consistent with industry practice and the best interests of the Portfolio and its shareholders. In this regard, the Board noted that TFAI does not realize "soft dollar" benefits from its relationship with the Portfolio, and that the Sub-Adviser is participating in a brokerage program pursuant to which a portion of brokerage commissions paid by the Portfolio is recaptured for the benefit of the Portfolio and its shareholders, thus limiting the amount of "soft-dollar" arrangements the Sub-Adviser may engage in with respect to the Portfolio's brokerage transactions.

Other considerations. The Board also determined that TFAI had made a substantial commitment to the recruitment and retention of high quality personnel, and maintained the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and its shareholders. The Trustees also concluded that TFAI had made a significant entrepreneurial commitment to the management and success of the Portfolio, reflected by TFAI's expense limitation and fee waiver arrangement with the Portfolio which, as demonstrated in the past with the Portfolio, may result in TFAI waiving a substantial amount of advisory fees for the benefit of shareholders.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

13

Transamerica Balanced

SUPPLEMENTAL INFORMATION (unaudited)
RESULTS OF SHAREHOLDER PROXY

At a special meeting of shareholders held on April 19, 2005, the results of the Proposals were as follows:

Proposal 1:  Approval of an Agreement and Plan of Reorganization pursuant to which AEGON/Transamerica Series Fund, Inc. will reorganize as a Delaware statutory trust.

For	Against	Abstentions/Broker Non-Votes
5,033,121.250	297,853.654	179,026.705

Proposal 2:  Approval of changes to the fundamental investment restrictions of Transamerica Balanced as follows:

A. Diversification	For	Against	Abstentions/Broker Non-Votes
	5,182,395.704	327,605.905	0
B. Borrowing	For	Against	Abstentions/Broker Non-Votes
	5,152,400.671	357,600.938	0
C. Senior Securities	For	Against	Abstentions/Broker Non-Votes
	5,164,028.107	345,973.502	0
D. Underwriting Securities	For	Against	Abstentions/Broker Non-Votes
	5,163,437.142	346,564.467	0
E. Real Estate	For	Against	Abstentions/Broker Non-Votes
	5,156,310.916	353,690.693	0
F. Making Loans	For	Against	Abstentions/Broker Non-Votes
	5,151,436.559	358,565.050	0
G. Concentration	For	Against	Abstentions/Broker Non-Votes
	5,163,470.300	346,531.309	0
H. Commodities	For	Against	Abstentions/Broker Non-Votes
	5,169,537.521	340,464.088	0

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

14

Transamerica Convertible Securities

UNDERSTANDING YOUR FUND'S EXPENSES
(unaudited)

SHAREHOLDER EXPENSES

The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at January 1, 2005 and held for the entire period until June 30, 2005.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, note that the expenses shown in the table are meant to highlight your ongoing costs and do not reflect any transaction costs.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period (a)
Initial Class
Actual	$1,000.00	$965.70	0.78%	$3.80
Hypothetical (b)	1,000.00	1,020.93	0.78	3.91
Service Class
Actual	1,000.00	964.10	1.03	5.02
Hypothetical (b)	1,000.00	1,019.69	1.03	5.16

(a)  Expenses are calculated using each Fund's annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by number of days in the period (181 days), and divided by the number of days in the year (365 days).

(b)  5% return per year before expenses.

GRAPHICAL PRESENTATION OF SCHEDULE OF INVESTMENTS
By Sector
At June 30, 2005

This chart shows the percentage breakdown by sector of the Fund's total investment securities.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

1

Transamerica Convertible Securities

SCHEDULE OF INVESTMENTS
At June 30, 2005
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
CONVERTIBLE BONDS (84.2%)
Business Services (1.8%)
Danaher Corp. Zero Coupon due 01/22/2021 (a)	$8,400	$6,552
Chemicals & Allied Products (1.7%)
RPM International, Inc. 1.39%, due 05/13/2033 (b)	11,500	6,167
Commercial Banks (7.1%)
Bank of America Corp. 0.25%, due 04/30/2014	6,250	9,289
Euronet Worldwide, Inc., 1.63%, due 12/15/2024 (a)	6,250	6,695
Wells Fargo & Co. 0.25%, due 04/29/2014	8,000	9,530
Communication (3.6%)
American Tower Corp. 3.00%, due 08/15/2012 (a)	6,000	7,177
XM Satellite Radio, Inc.–144A 1.75%, due 12/01/2009 (a)	6,000	5,580
Computer & Data Processing Services (7.3%)
Openwave Systems, Inc. 2.75%, due 09/09/2008	6,900	7,357
Overstock.com, Inc. 3.75%, due 12/01/2011 (a)	6,700	5,452
RealNetworks, Inc. Zero Coupon due 07/01/2010 (a)	7,300	6,059
Terremark Worldwide, Inc. 9.00%, due 06/15/2009 (a)	8,000	7,420
Computer & Office Equipment (2.1%)
Scientific Games Corp.–144A 0.75%, due 12/01/2024	7,000	7,560
Electronic Components & Accessories (2.6%)
Cypress Semiconductor Corp. 1.25%, due 06/15/2008	4,100	4,336
Pixelworks, Inc. 1.75%, due 05/15/2024	6,500	4,810
Entertainment (1.5%)
International Game Technology Zero Coupon due 01/29/2033	8,000	5,190
Hotels & Other Lodging Places (5.2%)
Host Marriott, LP–144A 3.25%, due 04/15/2024	3,250	3,603
Kerzner International, Ltd. 2.38%, due 04/15/2024	7,000	7,857
Starwood Hotels & Resorts Worldwide, Inc. 3.50%, due 05/16/2023	6,000	7,192

	Principal	Value
Manufacturing Industries (6.0%)
K2, Inc. 5.00%, due 06/15/2010	$5,675	$6,895
Shuffle Master, Inc. 1.25%, due 04/15/2024 (a)	7,000	7,901
Tyco International Group SA, Series B, 3.13%, due 01/15/2023	5,000	6,912
Mortgage Bankers & Brokers (2.4%)
MSFT Exchangeable Trust Zero Coupon–144A due 02/25/2031 (k)	4,000	4,282
Virgin River Casino Corp.–144A Zero coupon due 01/15/2013 (d)	6,000	4,200
Motion Pictures (4.2%)
Liberty Media Corp. 3.25%, due 03/15/2031	7,200	5,508
Lions Gate Entertainment Corp. 4.88%, due 12/15/2010 2.94%, due 10/15/2024 (a)	1,150 6,800	2,250 7,370
Oil & Gas Extraction (4.0%)
Halliburton Co. 3.13%, due 07/15/2023	6,000	8,295
Quicksilver Resources, Inc.–144A 1.88%, due 11/01/2024	4,000	6,145
Personal Credit Institutions (2.6%)
American Express Co. 1.85%, due 12/01/2033 (e)	9,200	9,315
Pharmaceuticals (3.1%)
Abgenix, Inc.–144A 1.75%, due 12/15/2011	1,650	1,469
Medarex, Inc.–144A 2.25%, due 05/15/2011 (a)	7,700	6,738
Teva Pharmaceutical Finance II LLC, Series B 0.25%, due 02/01/2024	3,000	2,974
Primary Metal Industries (1.8%)
Inco, Ltd. Zero Coupon due 03/29/2021	6,500	6,533
Radio, Television & Computer Stores (2.2%)
Guitar Center, Inc. 4.00%, due 07/15/2013	4,600	7,872
Research & Testing Services (1.2%)
Amylin Pharmaceuticals, Inc. 2.25%, due 06/30/2008 (a)	1,650	1,574
deCODE genetics, Inc. 3.50%, due 04/15/2011 (a)	3,150	2,874

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

2

Transamerica Convertible Securities

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2005
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
Residential Building Construction (0.4%)
Walter Industries, Inc. 3.75%, due 05/01/2024	$640	$1,495
Retail Trade (1.5%)
Dick's Sporting Goods, Inc. 1.61%, due 02/18/2024 (a)(f)	6,850	5,283
Security & Commodity Brokers (9.5%)
Blackrock, Inc./New York–144A 2.63%, due 02/15/2035	7,250	7,313
Morgan Stanley Group, Inc.–144A 0.25%, due 07/30/2014 (k)	7,900	7,446
SG Structured Products, Inc. 0.25%, due 02/13/2012	10,000	9,317
Svensk Exportkredit AB 0.25%, due 01/31/2015 (k)	10,000	10,025
Telecommunications (8.0%)
Millicom International Cellular Exchangeable Note Trust–144A 10.00%, due 11/20/2008	5,750	7,931
Nextel Partners, Inc. 1.50%, due 11/15/2008	6,600	13,093
NII Holdings, Inc. 2.88%, due 02/01/2034	5,750	7,691
Water Transportation (4.4%)
Carnival Corp. 1.13%, due 04/29/2033 (g)	7,000	5,653
OMI Corp. 2.88%, due 12/01/2024	950	885
Royal Caribbean Cruises, Ltd. Zero Coupon due 02/02/2021 due 05/18/2021	7,000 7,000	4,025 5,294
Total Convertible Bonds (cost: $288,842)		302,384
	Shares	Value
CONVERTIBLE PREFERRED STOCKS (13.0%)
Chemicals & Allied Products (3.0%)
Celanese Corp.	250,000	$6,031
Huntsman Corp.	48,000	2,214
Terra Industries, Inc.–144A (h)	3,000	2,572
Electric Services (1.8%)
Aquila, Inc.	191,000	6,566
Gas Production & Distribution (0.6%)
Southern Union Co. (a)	42,240	2,123
Insurance (2.5%)
Fortis Insurance NV–144A (h)	8,000	8,750

	Shares	Value
Life Insurance (2.2%)
Metlife, Inc. (a)(h)	305,000	$7,997
Metal Mining (1.0%)
Freeport-McMoRan Copper & Gold, Inc. (h)	4,000	3,693
Oil & Gas Extraction (1.9%)
Chesapeake Energy Corp. (a)	30,000	4,372
Chesapeake Energy Corp. (a)	1,725	2,526
Total Convertible Preferred Stocks (cost: $44,933)		46,844
	Principal	Value
SECURITY LENDING COLLATERAL (11.9%)
Debt (10.5%)
Bank Notes (0.6%)
Bank of America
3.27%, due 07/18/2005 (i)	$413	$413
3.27%, due 08/30/2005 (i)	482	482
Bear Stearns & Co. 3.57%, due 09/08/2005 (i) 3.57%, due 12/06/2005 (i)	620 207	620 207
Credit Suisse First Boston Corp. 3.15%, due 09/09/2005 (i) 3.44%, due 03/10/2006 (i)	207 207	207 207
Certificates Of Deposit (0.2%)
Canadian Imperial Bank of Commerce 3.40%, due 11/04/2005 (i) 3.41%, due 05/18/2006 (i)	225 517	225 517
Commercial Paper (2.0%)
Compass Securitization–144A 3.27%, due 07/22/2005	358	358
Fairway Finance Corp.–144A 3.27%, due 07/28/2005	517	517
General Electric Capital Corp. 3.25%, due 07/08/2005	614	614
Grampian Funding LLC–144A 3.28%, due 07/13/2005	414	414
Greyhawk Funding LLC–144A 3.31%, due 08/09/2005	517	517
Jupiter Securitization Corp.–144A 3.28%, due 08/02/2005	1,030	1,030
Morgan Stanley Dean Witter & Co. 3.52%, due 12/07/2005 (i) 3.51%, due 12/09/2005 (i)	1,344 1,303	1,344 1,303
Park Avenue Receivables Corp.–144A 3.23%, due 07/20/2005	228	228
Preferred Receivables Corp.–144A 3.28%, due 07/08/2005	589	589
Ranger Funding Co LLC–144A 3.26%, due 07/07/2005	207	207

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

3

Transamerica Convertible Securities

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2005
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
Euro Dollar Overnight (1.3%)
Bank of Montreal 3.01%, due 07/01/2005	$953	$953
BNP Paribas 3.00%, due 07/01/2005	563	563
Calyon 3.09%, due 07/01/2005 3.31%, due 07/01/2005	499 517	499 517
Fortis Bank 3.11%, due 07/05/2005 3.27%, due 07/07/2005	70 517	70 517
National Australia Bank 3.38%, due 07/01/2005 3.26%, due 07/06/2005	1,034 95	1,034 95
Rabobank Nederland 3.35%, due 07/01/2005	517	517
Euro Dollar Terms (3.2%)
ABN Amro Bank NV 3.25%, due 08/05/2005	414	414
Bank of Nova Scotia 3.11%, due 07/11/2005 3.16%, due 07/15/2005	722 517	722 517
Barclays 3.16%, due 07/14/2005 3.25%, due 07/27/2005	310 620	310 620
Citigroup 3.09%, due 07/22/2005	372	372
Dexia Group 3.21%, due 07/20/2005 3.24%, due 07/21/2005	414 326	414 326
First Tennessee National Corp. 3.22%, due 08/09/2005	103	103
Fortis Bank 3.25%, due 08/04/2005	10	10
HBOS Halifax Bank of Scotland 3.15%, due 08/08/2005	207	207
Nordea Bank Finland PLC (NY Branch) 3.24%, due 08/03/2005	414	414
Rabobank Nederland 3.25%, due 08/08/2005	517	517
Royal Bank of Canada 3.25%, due 08/05/2005	496	496
Royal Bank of Scotland 3.29%, due 07/12/2005 3.25%, due 08/04/2005 3.31%, due 08/09/2005	1,551 414 643	1,551 414 643
Societe Generale 3.28%, due 08/01/2005	1,013	1,013

	Principal	Value
Euro Dollar Terms (continued)
The Bank of the West 3.27%, due 07/27/2005	$67	$67
Toronto Dominion Bank 3.25%, due 08/02/2005	620	620
Wells Fargo & Co. 3.27%, due 07/21/2005 3.27%, due 08/01/2005	840 724	840 724
Promissory Notes (0.0%)
Goldman Sachs Group Inc. 3.32%, due 12/28/2005	83	83
Repurchase Agreements (3.2%) (j)
Credit Suisse First Boston Corp. 3.48%, Repurchase Agreement dated 06/30/2005 to be repurchased at $2,550 on 07/01/2005	2,549	2,549
Goldman Sachs Group, Inc. (The) 3.48%, Repurchase Agreement dated 06/30/2005 to be repurchased at $5,083 on 07/01/2005	5,083	5,083
Lehman Brothers Inc. 3.48%, Repurchase Agreement dated 06/30/2005 to be repurchased at $207 on 07/01/2005	207	207
Merrill Lynch & Co. 3.48%, Repurchase Agreement dated 06/30/2005 to be repurchased at $2,256 on 07/01/2005	2,255	2,255
Morgan Stanley Dean Witter & Co. 3.54%, Repurchase Agreement dated 06/30/2005 to be repurchased at $1,551 on 07/01/2005	1,551	1,551
	Shares	Value
Investment Companies (1.4%)
Money Market Funds (1.4%)
American Beacon Funds 1-day yield of 3.18%	553,426	$553
Barclays Global Investors Institutional Money Market Fund 1-day yield of 3.25%	2,268,775	2,269
Goldman Sachs Financial Square Prime Obligations Fund 1-day yield of 3.08%	33,614	34
Merrimac Cash Fund, Premium Class 1-day yield of 3.04% (c)	2,123,442	2,123
Total Security Lending Collateral (cost: $42,785)		42,785
Total Investment Securities (cost: $376,560)		$392,013

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

4

Transamerica Convertible Securities

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2005
(all amounts except share amounts in thousands)
(unaudited)

SUMMARY:
Investments, at value	109.1%	$392,013
Liabilities in excess of other assets	(9.1)%	(32,642)
Net assets	100.0%	$359,371

NOTES TO SCHEDULE OF INVESTMENTS:

(a)  At June 30, 2005, all or a portion of this security is on loan (see Note 1). The value at June 30, 2005, of all securities on loan is $41,444.

(b)  Securities are stepbonds. RPM International, Inc. has a coupon rate of 1.39% until 05/13/2008, thereafter the coupon rate will be 0.00%.

(c)  Regulated investment company advised by Investors Bank and Trust Co. ("IBT"). IBT is also the accounting, custody and lending agent for the Fund.

(d)  Securities are stepbonds. Virgin River Casino Corp. has a coupon rate of 0.00% until 01/15/2009, thereafter the coupon rate will be 12.75%.

(e)  Securities are stepbonds. American Express Co. has a coupon rate of 1.85% until 12/01/2006, thereafter the coupon rate will be 0.00%.

(f)  Securities are stepbonds. Dick's Sporting Goods, Inc. has a coupon rate of 1.61% until 02/18/2009, thereafter the coupon rate will be 0.00%.

(g)  Securities are stepbonds. Carnival Corp. has a coupon rate of 1.13% until 04/29/2008, thereafter the coupon rate will be 0.00%.

(h)  No dividends were paid during the preceding twelve months.

(i)  Floating or variable rate note. Rate is listed as of June 30, 2005.

(j)  Cash collateral for the Repurchase Agreements, valued at $11,878, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00%–10.325% and 9/15/2005–12/31/2049, respectively.

(k)  Security is deemed to be illiquid.

DEFINITIONS:

144A  144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2005, these securities aggregated $77,449 or 21.6% of the net assets of the Fund.

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

5

Transamerica Convertible Securities

STATEMENT OF ASSETS AND LIABILITIES
At June 30, 2005
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
Investment securities, at value (cost: $376,560) (including securities loaned of $41,444)	$392,013
Cash	9,421
Receivables:
Shares sold	5
Interest	1,110
402,549
Liabilities:
Accounts payable and accrued liabilities:
Shares redeemed	161
Management and advisory fees	217
Service fees	2
Payable for collateral for securities on loan	42,785
Other	13
43,178
Net Assets	$359,371
Net Assets Consist of:
Capital stock, 50,000 shares authorized ($.01 par value)	$304
Additional paid-in capital	291,294
Undistributed net investment income (loss)	11,154
Undistributed net realized gain (loss) from investment securities	41,166
Net unrealized appreciation (depreciation) on investment securities	15,453
Net Assets	$359,371
Net Assets by Class:
Initial Class	$351,647
Service Class	7,724
Shares Outstanding:
Initial Class	29,749
Service Class	655
Net Asset Value and Offering Price Per Share:
Initial Class	$11.82
Service Class	11.80

STATEMENT OF OPERATIONS
For the period ended June 30, 2005
(all amounts in thousands)
(unaudited)

Investment Income:
Interest	$3,628
Dividends	786
Income from loaned securities–net	121
4,535
Expenses:
Management and advisory fees	1,296
Printing and shareholder reports	4
Custody fees	19
Administration fees	35
Legal fees	2
Audit fees	7
Trustees fees	7
Other	2
Service fees:
Service Class	8
Total expenses	1,380
Net Investment Income (Loss)	3,155
Net Realized and Unrealized Gain (Loss):
Realized Gain (Loss) from investment securities	5,278
Increase (decrease) in unrealized appreciation (depreciation) on investment securities	(21,167)
Net Gain (Loss) on Investment Securities	(15,889)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(12,734)

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

6

Transamerica Convertible Securities

STATEMENTS OF CHANGES IN NET ASSETS
For the period or year ended
(all amounts in thousands)

	June 30, 2005 (unaudited)	December 31, 2004
Increase (Decrease) in Net Assets From:
Operations:
Net investment income (loss)	$3,155	$7,995
Net realized gain (loss) from investment securities	5,278	35,917
Net unrealized appreciation (depreciation) on investment securities	(21,167)	2,896
	(12,734)	46,808
Distributions to Shareholders:
From net investment income:
Initial Class	–	(7,569)
Service Class	–	(60)
	–	(7,629)
From net realized gains:
Initial Class	–	(14,919)
Service Class	–	(135)
	–	(15,054)
Capital Share Transactions:
Proceeds from shares sold:
Initial Class	24,403	33,356
Service Class	2,625	5,676
	27,028	39,032
Dividends and distributions reinvested:
Initial Class	–	22,486
Service Class	–	195
	–	22,681
Cost of shares redeemed:
Initial Class	(11,618)	(108,667)
Service Class	(697)	(1,049)
	(12,315)	(109,716)
	14,713	(48,003)
Net increase (decrease) in net assets	1,979	(23,878)
Net Assets:
Beginning of period	357,392	381,270
End of period	$359,371	$357,392
Undistributed Net Investment Income (Loss)	$11,154	$7,999

	June 30, 2005 (unaudited)	December 31, 2004
Share Activity:
Shares issued:
Initial Class	2,050	2,840
Service Class	224	486
	2,274	3,326
Shares issued–reinvested from distributions:
Initial Class	–	2,170
Service Class	–	19
	–	2,189
Shares redeemed:
Initial Class	(997)	(9,361)
Service Class	(60)	(91)
	(1,057)	(9,452)
Net increase (decrease) in shares outstanding:
Initial Class	1,053	(4,351)
Service Class	164	414
	1,217	(3,937)

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

7

Transamerica Convertible Securities

FINANCIAL HIGHLIGHTS
(unaudited for the period ended June 30, 2005)

		For a share outstanding throughout each period (a)
		Net Asset	Investment Operations			Distributions			Net Asset
	For the Period Ended (b)	Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total Operations	From Net Investment Income	From Net Realized Gains	Total Distributions	Value, End of Period
Initial Class	6/30/2005	$12.24	$0.10	$(0.52)	$(0.42)	$–	$–	$–	$11.82
	12/31/2004	11.51	0.24	1.16	1.40	(0.23)	(0.44)	(0.67)	12.24
	12/31/2003	9.32	0.31	1.89	2.20	(0.01)	–	(0.01)	11.51
	12/31/2002	10.00	0.17	(0.85)	(0.68)	–	–	–	9.32
Service Class	6/30/2005	12.24	0.09	(0.53)	(0.44)	–	–	–	11.80
	12/31/2004	11.50	0.20	1.18	1.38	(0.20)	(0.44)	(0.64)	12.24
	12/31/2003	9.86	0.18	1.46	1.64	–	–	–	11.50

			Ratios/Supplemental Data
	For the Period	Total	Net Assets, End of Period	Ratio of Expenses to Average Net Assets (f)		Net Investment Income (Loss) to Average	Portfolio Turnover
	Ended (b)	Return (c)(g)	(000's)	Net (d)	Total (e)	Net Assets (f)	Rate (g)
Initial Class	6/30/2005	(3.43)%	$351,647	0.78%	0.78%	1.79%	23%
	12/31/2004	13.18	351,386	0.84	0.84	2.04	138
	12/31/2003	23.66	380,387	0.84	0.84	2.88	139
	12/31/2002	(6.80)	82,148	1.08	1.08	2.73	72
Service Class	6/30/2005	(3.59)	7,724	1.03	1.03	1.55	23
	12/31/2004	12.99	6,006	1.10	1.10	1.72	138
	12/31/2003	16.69	883	1.09	1.09	2.41	139

NOTES TO FINANCIAL HIGHLIGHTS

(a)  Per share information is calculated based on average number of shares outstanding.

(b)  Transamerica Convertible Securities (the "Fund") share classes commenced operations as follows:

Initial Class – May 1, 2002
Service Class – May 1, 2003

(c)  Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.

(d)  Ratio of Net Expenses to Average Net Assets is net of fee waivers and reimbursements by the investment adviser, if any (see note 2).

(e)  Ratio of Total Expenses to Average Net Assets includes all expenses before fee waivers and reimbursements by the investment adviser.

(f)  Annualized.

(g)  Not annualized for periods of less than one year.

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

8

Transamerica Convertible Securities

NOTES TO FINANCIAL STATEMENTS
At June 30, 2005
(all amounts in thousands)
(unaudited)

NOTE 1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The AEGON/Transamerica Series Trust ("ATST") is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. ATST serves as a funding vehicle for variable life insurance, variable annuity and group annuity products. Transamerica Convertible Securities ("the Fund"), part of ATST, began operations on May 1, 2002.

Effective May 1, 2005, AEGON/Transamerica Series Fund, Inc. changed its name to AEGON/Transamerica Series Trust.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties, which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

See the Prospectus and Statement of Additional Information for a description of the Fund's investment objective.

In preparing the Fund's financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP"), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following policies were consistently followed by the Fund, in accordance with GAAP.

Multiple class operations and expenses: The Fund currently offers two classes of shares, an Initial Class and a Service Class. Income, non-class specific expenses and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

Pricing of shares: The Fund prices its shares on the basis of the net asset value of each class of shares of the Fund, which is determined as of the close of the New York Stock Exchange ("NYSE") (generally 4:00 p.m. Eastern Time) on each day on which the NYSE is open for trading.

Security valuations: Fund investments traded on an exchange are valued at the closing price on the day of valuation on the exchange where the security is principally traded. With respect to securities traded on the NASDAQ/NMS, such closing price may be the last reported sales price or the NASDAQ official closing price.

Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last quoted bid price.

Debt securities are valued by independent pricing services at the last quoted bid price; however, those that mature in sixty days or less are valued at amortized cost, which approximates market.

Investment company securities are valued at net asset value of the underlying portfolio.

Other securities for which quotations are not readily available are valued at fair market value as determined in good faith using guidelines adopted by the Board of Trustees, under the supervision of the Fund's Valuation Committee. These guidelines may include: the type of security; any restrictions on its resale; financial or business news of the issuer; similar or related securities that are actively trading; related corporate actions; and other significant events occurring after the close of trading in the security.

Cash: The Fund may leave cash overnight in its cash account with the custodian, Investors Bank & Trust Company ("IBT"). IBT has been contracted on behalf of the Fund to invest the excess cash into a savings account, which at June 30, 2005, was paying an interest rate of 2.02%.

Throughout the six months, the Fund may have a cash overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate.

Repurchase agreements: The Fund is authorized to enter into repurchase agreements. The Fund, through IBT, receives delivery of the underlying securities, the value of which at the time of purchase is required to be an amount equal to at least 100% of the resale price. Repurchase agreements involve the risk that the seller will fail to repurchase the security, as agreed. In that case, the Fund will bear the risk of value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Securities lending: The Fund may lend securities to enhance fund earnings from investing cash collateral in making such loans to qualified borrowers (typically broker/dealers). The Fund has engaged its custodian bank, IBT, as a lending agent to administer its securities lending program. IBT earned $52 of program income for its services. When the Fund makes a security loan, it receives cash collateral as protection against the risk that the borrower will default on the loan, and records an asset for the cash invested collateral and a liability for the return of the collateral.

Loans of securities are required to be secured by collateral at least equal to 102% of the value of the securities at inception of the loan, and not less then 100% thereafter. The Fund may invest cash collateral in short-term money market instruments including: U.S. Treasury Bills, U.S. agency obligations, commercial paper, money market mutual funds, repurchase agreements and other highly rated, liquid

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

9

Transamerica Convertible Securities

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2005
(all amounts in thousands)
(unaudited)

NOTE 1.–(continued)

investments. During the life of securities loans, the collateral and securities loaned remain subject to fluctuation in value. IBT marks to market securities loaned and the collateral each business day. If additional collateral is due (at least $1), IBT collects additional cash collateral from the borrowers. Although securities loaned will be fully collateralized at all times, IBT may experience delays in, or may be prevented from, recovering the collateral on behalf of the Fund. The Fund may recall a loaned security position at any time from the borrower through IBT. In the event the borrower fails to timely return a recalled security, IBT may indemnify the Fund by purchasing replacement securities for the Fund at its own expense and claiming the collateral to fund such a purchase. IBT absorbs the loss if the collateral value is not sufficient to cover the cost of the replacement securities. If replacement securities are not available, IBT will credit the equivalent cash value to the Fund.

While a security is on loan, the Fund does not have the right to vote that security. However, if time permits, the Fund will attempt to recall a security on loan and vote the proxy.

Income from securities lending is included in the Statement of Operations. The amount of collateral and value of securities on loan are included in the Statement of Assets and Liabilities as well as in the Schedule of Investments.

Real Estate Investment Trusts ("REITs"): There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes and interest rates.

Dividend income is recorded at management's estimate of the income included in distributions from the REIT investments. Distributions received in excess of the estimated amount are recorded as a reduction of the cost of investments. The actual amounts of income, return of capital and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income is recorded on the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Dividend distributions: Dividends and capital gains distributions are typically declared and reinvested annually and are generally paid and reinvested on the business day following the ex-date.

NOTE 2.  RELATED PARTY TRANSACTIONS

Transamerica Fund Advisors, Inc. ("TFAI") is the Fund's investment adviser. Transamerica Fund Services, Inc. ("TFS") is the Fund's administrator and transfer agent. AFSG Securities Corp. ("AFSG") is the Fund's distributor. AFSG is 100% owned by AUSA Holding Company ("AUSA"). TFAI is a directly owned subsidiary of Western Reserve Life Assurance Co. of Ohio ("WRL") (78%) and AUSA (22%). TFS is a wholly owned subsidiary of WRL (50%) and AUSA (50%). AUSA and WRL are wholly owned indirect subsidiaries of AEGON, NV, a Netherlands corporation.

Effective January 1, 2005 AEGON/Transamerica Fund Advisors, Inc. ("ATFA") was renamed Transamerica Fund Advisors, Inc. ("TFAI"); AEGON/Transamerica Fund Services, Inc. ("ATFS") and AEGON/Transamerica Investor Services, Inc. ("ATIS") merged into one entity and was renamed Transamerica Fund Services, Inc. ("TFS").

Certain officers and trustees of the Fund are also officers and/or trustees of TFAI, TFS, AFSG and WRL. No affiliated officer or trustee receives any compensation directly from the Fund.

Transamerica Investment Management, LLC is both an affiliate of the Fund and a sub-adviser to the Fund.

The following schedule reflects the percentage of fund assets owned by affiliated mutual funds (i.e. through the asset allocation funds):

	Net Assets	% of Net Assets
Asset Allocation-Conservative Portfolio	$36,831	10.25%
Asset Allocation-Moderate Portfolio	141,499	39.37%
Asset Allocation-Moderate Growth Portfolio	109,684	30.52%
Total	$288,014	80.14%

Investment advisory fee: The Fund pays management fees to TFAI based on average daily net assets ("ANA") at the following breakpoints:

0.75% of the first $250 million of ANA
0.70% of ANA over $250 million

TFAI has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

1.25% Expense Limit

If total fund expenses fall below the annual expense limitation agreement agreed to by the adviser within the succeeding three years, the Fund may be required to pay that adviser a portion or all of the waived advisory fees.

There are no amounts available for recapture at June 30, 2005.

Distribution and service fees: The Fund adopted a distribution plan ("Distribution Plan") pursuant to Rule 12b-1 under the Investment

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

10

Transamerica Convertible Securities

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2005
(all amounts in thousands)
(unaudited)

NOTE 2.–(continued)

Company Act of 1940, as amended. Pursuant to the Distribution Plan, ATST entered into a Distribution Agreement with AFSG effective May 1, 1999.

Under the Distribution Plan and Distribution Agreement on the Initial Class shares, AFSG, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund's shares, amounts equal to actual expenses associated with distributing the shares.

The Distribution Plan on the Service Class shares requires ATST to pay distribution fees to AFSG as compensation for its activities, not as reimbursement for specific expenses. The fee on the Service Class is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Fund is authorized under the 12b-1 plan to pay fees on each class up to the following limits:

Initial Class  0.15%
Service Class  0.25%

AFSG has determined that it will not seek payment by the Fund of the distribution expenses incurred with respect to the Initial Class shares before April 30, 2006. Prior to AFSG seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Fund will pay fees relating to Service Class shares.

Administrative services: The Fund has entered into an agreement with TFS for financial and legal fund administration services, which includes such items as compliance, expenses, financial statements and other reporting, distributions, tax returns, prospectus preparation, board of trustees meeting support, transfer agency and other legal matters. The Fund pays TFS an annual fee of 0.02% of average net assets. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.

Deferred compensation plan: Each eligible Fund Trustee may elect participation in the Deferred Compensation Plan for Trustees of ATST ("the Plan"). Under the Plan, such Trustees may defer payment of a percentage of their total fees earned as a Fund Trustee. These deferred amounts may be invested in any portfolio of Transamerica IDEX Mutual Funds, an affiliate of the Fund. At June 30, 2005, the value of invested plan amounts was $17. Invested plan amounts and the total liability for deferred compensation to the Trustees under the Plan at June 30, 2005, are included in Net Assets in the accompanying Statement of Assets and Liabilities.

NOTE 3.  INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the six months ended June 30, 2005, were as follows:

Purchases of securities:
Long-Term excluding U.S. Government	$107,487
U.S. Government	–
Proceeds from maturities and sales of securities
Long-Term excluding U.S. Government	80,022
U.S. Government	–

NOTE 4.  FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to financial derivatives.

The aggregate cost of investments and composition of unrealized appreciation (depreciation) for federal income tax purposes as of June 30, 2005, are as follows:

Federal Tax Cost Basis	$376,560
Unrealized Appreciation	$29,623
Unrealized (Depreciation)	(14,170)
Net Unrealized Appreciation (Depreciation)	$15,453

NOTE 5.  REGULATORY PROCEEDINGS

There continues to be significant federal and state regulatory activity relating to financial services companies, particularly mutual fund companies and their investment advisers. As part of an ongoing investigation regarding potential market timing, recordkeeping and trading compliance issues and matters affecting the Fund's investment adviser, TFAI, and certain employees and affiliates of TFAI, the SEC staff has indicated that it is likely to take some action against TFAI and certain of its affiliates at the conclusion of the investigation. The potential timing and the scope of any such action is difficult to predict. Although the impact of any action brought against TFAI and/or its affiliates is difficult to assess at the present time, the Fund currently believes that the likelihood that any such action will have a material adverse impact on it is remote. It is important to note that the Fund is not aware of any allegation of wrongdoing against it and its Board at the time this semiannual report is printed. Although it is not anticipated that these developments will have an adverse impact on the Fund, there can be no assurance at this time. TFAI and its affiliates are actively working with the SEC in regard to this matter; however, the exact resolution cannot be determined at this time. TFAI will take such actions that it deems necessary or appropriate to continue providing management services to the Fund and to bring all matters to an appropriate conclusion. TFAI and/or its affiliates, and not the Fund, will bear the costs regarding these regulatory matters.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

11

Transamerica Convertible Securities

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS – REVIEW AND RENEWAL (unaudited)

At a meeting of the Board of Trustees of AEGON/Transamerica Series Trust ("ATST") held on October 6, 2004, the Board considered and approved the renewal for a one-year period of the Investment Advisory Agreement between Transamerica Convertible Securities (the "Portfolio") and Transamerica Fund Advisors, Inc. ("TFAI") as well as the Investment Sub-Advisory Agreement of the Portfolio between TFAI and Transamerica Investment Management, LLC (the "Sub-Adviser"). In approving the renewal of these agreements, the Board concluded that the Investment Advisory and Investment Sub-Advisory Agreements enable shareholders of the Portfolio to obtain high quality services at a cost that is appropriate, reasonable, and in the best interests of shareholders based upon the following determinations, among others:

The nature, extent and quality of the advisory service to be provided. The Board considered the nature and quality of the services provided by TFAI and the Sub-Adviser to the Portfolio in the past, as well as the services anticipated to be provided in the future. The Board concluded that TFAI and the Sub-Adviser are capable of providing high quality services to the Portfolio, as indicated by TFAI's management capabilities demonstrated with respect to the Portfolio and other portfolios managed by TFAI, TFAI's management oversight process, and the professional qualifications and experience of the Sub-Adviser's portfolio management team. The Board also concluded that TFAI and the Sub-Adviser would provide the same quality and quantity of investment management and related services as before, that these services are appropriate in scope and extent in light of the Portfolio's operations, the competitive landscape of the investment company business and investor needs, and that TFAI's and the Sub-Adviser's obligations will remain the same in all respects.

The investment performance of the Portfolio. The Board concluded, based in particular on information provided by Lipper Analytics, that the Portfolio's investment performance was acceptable relative to comparable portfolios over trailing one- and two-year periods and to the Portfolio's benchmark index over the past year. On the basis of the Trustees' assessment of the nature, extent and quality of investment advisory and related services to be provided or procured by TFAI and the Sub-Adviser, the Trustees concluded that TFAI and the Sub-Adviser were capable of generating a level of long-term investment performance that is appropriate in light of the Portfolio's investment objective, policies and strategies and competitive with many other investment companies.

The cost of advisory services provided and the level of profitability. On the basis of the Board's review of the fees to be charged by TFAI and the Sub-Adviser for investment advisory and related services, TFAI's financial statements, the fees paid by TFAI to the Sub-Adviser, TFAI's estimated net management income resulting from its management of the Portfolio, the estimated profitability of TFAI's relationships with the Portfolio and ATST, and the estimated profitability of the Sub-Adviser's relationship with the Portfolio, the Board concluded that the level of investment advisory fees and the profitability is appropriate in light of the services provided, the management fees and overall expense ratios of comparable investment companies, and the anticipated profitability of the relationship between the Portfolio, TFAI and the Sub-Adviser. Further, on the basis of comparative information supplied by Lipper Analytics, the Board determined that the advisory fees and estimated overall expense ratio of the Portfolio were consistent with industry averages.

The extent to which economies of scale would be realized as the Portfolio grows and whether fee levels reflect these economies of scale for the benefit of Portfolio investors. The Trustees concluded that inclusion of an asset-based breakpoint in the Portfolio's advisory fee schedule appropriately benefit investors by realizing economies of scale in the form of a lower advisory fee rate as the level of Portfolio assets increases. The Board also concluded that the advisory fees appropriately reflect the Portfolio's current size, the current economic environment for TFAI, and the competitive nature of the investment company market. In addition, the Board noted that it will have the opportunity to periodically re-examine whether the Portfolio has achieved economies of scale, as well as the appropriateness of advisory fees payable to TFAI and the Sub-Adviser, in the future.

Benefits (such as soft dollars) to TFAI or the Sub-Adviser from its relationship with the Portfolio. The Board concluded that other benefits derived by TFAI or the Sub-Adviser from its relationship with the Portfolio are reasonable and fair, and are consistent with industry practice and the best interests of the Portfolio and its shareholders. In this regard, the Board noted that TFAI does not realize "soft dollar" benefits from its relationship with the Portfolio, and that the Sub-Adviser engaged in "soft-dollar" arrangements consistent with applicable law and "best execution" requirements.

Other considerations. The Board also determined that TFAI had made a substantial commitment to the recruitment and retention of high quality personnel, and maintained the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and its shareholders. The Trustees also concluded that TFAI had made a significant entrepreneurial commitment to the management and success of the Portfolio, reflected by TFAI's expense limitation and fee waiver arrangement with the Portfolio, which may result in TFAI waiving a substantial amount of advisory fees for the benefit of shareholders.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

12

Transamerica Convertible Securities

SUPPLEMENTAL INFORMATION (unaudited)
RESULTS OF SHAREHOLDER PROXY

At a special meeting of shareholders held on April 19, 2005, the results of the Proposals were as follows:

Proposal 1:  Approval of an Agreement and Plan of Reorganization pursuant to which AEGON/Transamerica Series Fund, Inc. will reorganize as a Delaware statutory trust.

For	Against	Abstentions/Broker Non-Votes
5,580,743.350	211,754.560	275,559.151

Proposal 2:  Approval of changes to the fundamental investment restrictions of Transamerica Convertabile Securities as follows:

A. Diversification	For	Against	Abstentions/Broker Non-Votes
	5,830,587.809	237,469.252	0
B. Borrowing	For	Against	Abstentions/Broker Non-Votes
	5,823,987.927	244,069.134	0
C. Senior Securities	For	Against	Abstentions/Broker Non-Votes
	5,826,979.364	241,077.697	0
D. Underwriting Securities	For	Against	Abstentions/Broker Non-Votes
	5,828,214.448	239,842.613	0
E. Real Estate	For	Against	Abstentions/Broker Non-Votes
	5,830,587.809	237,469.252	0
F. Making Loans	For	Against	Abstentions/Broker Non-Votes
	5,827,260.343	240,796.718	0
G. Concentration	For	Against	Abstentions/Broker Non-Votes
	5,830,587.809	237,469.252	0
H. Commodities	For	Against	Abstentions/Broker Non-Votes
	5,826,652.395	241,404.666	0

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

13

Transamerica Equity

UNDERSTANDING YOUR FUND'S EXPENSES
(unaudited)

SHAREHOLDER EXPENSES

The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at January 1, 2005 and held for the entire period until June 30, 2005.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, note that the expenses shown in the table are meant to highlight your ongoing costs and do not reflect any transaction costs.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period (a)
Initial Class
Actual	$1,000.00	$999.00	0.79%	$3.92
Hypothetical (b)	1,000.00	1,020.88	0.79	3.96
Service Class
Actual	1,000.00	997.60	1.04	5.15
Hypothetical (b)	1,000.00	1,019.64	1.04	5.21

(a)  Expenses are calculated using each Fund's annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by number of days in the period (181 days), and divided by the number of days in the year (365 days).

(b)  5% return per year before expenses.

GRAPHICAL PRESENTATION OF SCHEDULE OF INVESTMENTS
By Sector
At June 30, 2005

This chart shows the percentage breakdown by sector of the Fund's total investment securities.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

1

Transamerica Equity

SCHEDULE OF INVESTMENTS
At June 30, 2005
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
COMMON STOCKS (99.8%)
Business Services (8.1%)
eBay, Inc. (a)	800,000	$26,408
First Data Corp.	1,000,000	40,140
Moody's Corp. (b)	650,000	29,224
Chemicals & Allied Products (4.0%)
Praxair, Inc.	1,000,000	46,600
Communication (6.0%)
Liberty Global, Inc.–Class A (a)(b)	650,000	30,335
XM Satellite Radio Holdings, Inc.–Class A (a)(b)	1,200,000	40,392
Communications Equipment (4.9%)
QUALCOMM, Inc.	1,750,000	57,767
Computer & Data Processing Services (7.1%)
Intuit, Inc. (a)	800,000	36,088
Microsoft Corp.	1,900,000	47,196
Computer & Office Equipment (3.3%)
Apple Computer, Inc. (a)	145,000	5,337
Lexmark International, Inc. (a)	2,760	179
Sandisk Corp. (a)(b)	1,400,000	33,222
Cosmetics/Personal Care (3.7%)
Gillette Co. (The)	850,000	43,035
Drug Stores & Proprietary Stores (3.9%)
Walgreen Co.	1,000,000	45,990
Engineering & Management Services (0.7%)
Jacobs Engineering Group, Inc. (a)	156,445	8,802
Entertainment (1.0%)
International Game Technology	420,500	11,837
Hotels & Other Lodging Places (6.7%)
Marriott International, Inc.–Class A	575,000	39,227
MGM Mirage, Inc. (a)(b)	1,000,000	39,580
Industrial Machinery & Equipment (1.9%)
Caterpillar, Inc.	240,000	22,874
Insurance (5.9%)
WellPoint, Inc. (a)	994,000	69,222
Management Services (2.5%)
Paychex, Inc.	905,000	29,449
Medical Instruments & Supplies (3.7%)
Zimmer Holdings, Inc. (a)	575,000	43,798
Oil & Gas Extraction (2.9%)
Anadarko Petroleum Corp.	210,000	17,252
Schlumberger, Ltd.	220,000	16,707

	Shares	Value
Personal Services (2.4%)
Weight Watchers International, Inc. (a)(b)	555,000	$28,644
Petroleum Refining (1.1%)
Suncor Energy, Inc.	280,000	13,250
Pharmaceuticals (9.8%)
Allergan, Inc. (b)	550,000	46,882
Genentech, Inc. (a)	850,000	68,238
Printing & Publishing (1.3%)
McGraw-Hill Cos., Inc. (The)	350,000	15,488
Retail Trade (4.1%)
Staples, Inc.	2,250,000	47,970
Security & Commodity Brokers (5.2%)
American Express Co.	215,000	11,444
Chicago Mercantile Exchange	170,000	50,235
Transportation & Public Utilities (3.4%)
Expeditors International of Washington, Inc. (b)	800,000	39,848
Trucking & Warehousing (4.1%)
United Parcel Service, Inc.–Class B	700,000	48,412
Variety Stores (2.1%)
Wal-Mart Stores, Inc.	525,000	25,305
Total Common Stocks (cost: $942,486)		1,176,377
	Principal	Value
SECURITY LENDING COLLATERAL (16.4%)
Debt (14.5%)
Bank Notes (0.8%)
Bank of America
3.27%, due 07/18/2005 (c)	$1,860	$1,860
3.27%, due 08/30/2005 (c)	2,167	2,167
Bear Stearns & Co. 3.57%, due 09/08/2005 (c) 3.57%, due 12/06/2005 (c)	2,791 930	2,791 930
Credit Suisse First Boston Corp. 3.15%, due 09/09/2005 (c) 3.44%, due 03/10/2006 (c)	930 930	930 930
Certificates Of Deposit (0.3%)
Canadian Imperial Bank of Commerce 3.40%, due 11/04/2005 (c) 3.41%, due 05/18/2006 (c)	1,011 2,325	1,011 2,325
Commercial Paper (2.7%)
Compass Securitization–144A 3.27%, due 07/22/2005	1,613	1,613

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

2

Transamerica Equity

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2005
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
Commercial Paper (continued)
Fairway Finance Corp.–144A 3.27%, due 07/28/2005	$2,325	$2,325
General Electric Capital Corp. 3.25%, due 07/08/2005	2,763	2,763
Grampian Funding LLC–144A 3.28%, due 07/13/2005	1,860	1,860
Greyhawk Funding LLC–144A 3.31%, due 08/09/2005	2,325	2,325
Jupiter Securitization Corp.–144A 3.28%, due 08/02/2005	4,634	4,634
Morgan Stanley Dean Witter & Co. 3.52%, due 12/07/2005 (c) 3.51%, due 12/09/2005 (c)	6,046 5,860	6,046 5,860
Park Avenue Receivables Corp.–144A 3.23%, due 07/20/2005	1,028	1,028
Preferred Receivables Corp.–144A 3.28%, due 07/08/2005	2,651	2,651
Ranger Funding Co LLC–144A 3.26%, due 07/07/2005	930	930
Euro Dollar Overnight (1.8%)
Bank of Montreal 3.01%, due 07/01/2005	4,287	4,287
BNP Paribas 3.00%, due 07/01/2005	2,531	2,531
Calyon 3.09%, due 07/01/2005 3.31%, due 07/01/2005	2,245 2,325	2,245 2,325
Fortis Bank 3.11%, due 07/05/2005 3.27%, due 07/07/2005	317 2,325	317 2,325
National Australia Bank 3.38%, due 07/01/2005 3.26%, due 07/06/2005	4,651 428	4,651 428
Rabobank Nederland 3.35%, due 07/01/2005	2,325	2,325
Euro Dollar Terms (4.3%)
ABN Amro Bank NV 3.25%, due 08/05/2005	1,860	1,860
Bank of Nova Scotia 3.11%, due 07/11/2005 3.16%, due 07/15/2005	3,247 2,325	3,247 2,325
Barclays 3.16%, due 07/14/2005 3.25%, due 07/27/2005	1,395 2,790	1,395 2,790
Citigroup 3.09%, due 07/22/2005	1,674	1,674

	Principal	Value
Euro Dollar Terms (continued)
Dexia Group
3.21%, due 07/20/2005	$1,860	$1,860
3.24%, due 07/21/2005	1,465	1,465
First Tennessee National Corp. 3.22%, due 08/09/2005	465	465
Fortis Bank 3.25%, due 08/04/2005	47	47
HBOS Halifax Bank of Scotland 3.15%, due 08/08/2005	930	930
Nordea Bank Finland PLC (NY Branch) 3.24%, due 08/03/2005	1,860	1,860
Rabobank Nederland 3.25%, due 08/08/2005	2,325	2,325
Royal Bank of Canada 3.25%, due 08/05/2005	2,232	2,232
Royal Bank of Scotland 3.29%, due 07/12/2005 3.25%, due 08/04/2005 3.31%, due 08/09/2005	6,976 1,860 2,892	6,976 1,860 2,892
Societe Generale 3.28%, due 08/01/2005	4,558	4,558
The Bank of the West 3.27%, due 07/27/2005	302	302
Toronto Dominion Bank 3.25%, due 08/02/2005	2,790	2,790
Wells Fargo & Co. 3.27%, due 07/21/2005 3.27%, due 08/01/2005	3,780 3,258	3,780 3,258
Promissory Notes (0.1%)
Goldman Sachs Group Inc. 3.32%, due 12/28/2005	372	372
Repurchase Agreements (4.5%) (d)
Credit Suisse First Boston Corp. 3.48% Repurchase Agreement dated 6/30/2005 to be repurchased at $11,470 on 07/01/2005	11,469	11,469
Goldman Sachs Group Inc. 3.48% Repurchase Agreement dated 6/30/2005 to be repurchased at $22,866 on 07/01/2005	22,864	22,864
Lehman Brothers Inc. 3.48% Repurchase Agreement dated 6/30/2005 to be repurchased at $930 on 07/01/2005	930	930

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

3

Transamerica Equity

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2005
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
Repurchase Agreements (continued)
Merrill Lynch & Co 3.48% Repurchase Agreement dated 6/30/2005 to be repurchased at $10,146 on 07/01/2005	10,146	$10,146
Morgan Stanley Dean Witter & Co. 3.54% Repurchase Agreement dated 6/30/2005 to be repurchased at $6,977 on 07/01/2005	6,976	6,976
Investment Companies (1.9%)
Money Market Funds (1.9%)
American Beacon Funds 1-day yield of 3.18%	2,489,477	2,489
Barclays Global Investors Institutional Money Market Fund 1-day yield of 3.25%	10,205,628	10,206
Goldman Sachs Financial Square Prime Obligations Fund 1-day yield of 3.08%	151,206	151
Merrimac Cash Fund, Premium Class 1-day yield of 3.04% (e)	9,551,874	$9,552
Total Security Lending Collateral (cost: $192,459)		192,459
Total Investment Securities (cost: $1,134,945)		$1,368,836

SUMMARY:
Investments, at value	116.2%	$1,368,836
Liabilities in excess of other assets	(16.2)%	(190,357)
Net assets	100.0%	$1,178,479

NOTES TO SCHEDULE OF INVESTMENTS:

(a)  No dividends were paid during the preceding twelve months.

(b)  At June 30, 2005, all or a portion of this security is on loan (see Note 1). The value at June 30, 2005, of all securities on loan is $179,613.

(c)  Floating or variable rate note. Rate is listed as of June 30, 2005.

(d)  Cash collateral for the Repurchase Agreements, valued at $53,432, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00%–10.325% and 9/15/2005–12/31/2049, respectively.

(e)  Regulated investment company advised by Investors Bank and Trust Co. ("IBT"). IBT is also the accounting, custody and lending agent for the Fund.

DEFINITIONS:

144A  144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2005, these securities aggregated $17,366 or 1.5% of the net assets of the Fund.

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

4

Transamerica Equity

STATEMENT OF ASSETS AND LIABILITIES
At June 30, 2005
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
Investment securities, at value (cost: $1,134,945) (including securities loaned of $179,613)	$1,368,836
Cash	4,765
Receivables:
Investment securities sold	412
Shares sold	324
Interest	32
Dividends	192
1,374,561
Liabilities:
Investment securities purchased	1,689
Accounts payable and accrued liabilities:
Shares redeemed	1,137
Management and advisory fees	704
Service fees	5
Payable for collateral for securities on loan	192,459
Other	88
196,082
Net Assets	$1,178,479
Net Assets Consist of:
Capital stock, 275,000 shares authorized ($.01 par value)	$565
Additional paid-in capital	1,055,127
Undistributed net investment income (loss)	3,926
Accumulated net realized gain (loss) from investment securities	(115,030)
Net unrealized appreciation (depreciation) on investment securities	233,891
Net Assets	$1,178,479
Net Assets by Class:
Initial Class	$1,153,327
Service Class	25,152
Shares Outstanding:
Initial Class	55,293
Service Class	1,212
Net Asset Value and Offering Price Per Share:
Initial Class	$20.86
Service Class	20.75

STATEMENT OF OPERATIONS
For the period ended June 30, 2005
(all amounts in thousands)
(unaudited)

Investment Income:
Interest	$43
Dividends	3,728
Income from loaned securities–net	86
3,857
Expenses:
Management and advisory fees	4,198
Printing and shareholder reports	196
Custody fees	52
Administration fees	116
Legal fees	5
Audit fees	11
Trustees fees	21
Other	6
Service fees:
Service Class	26
Total expenses	4,631
Net Investment Income (Loss)	(774)
Net Realized and Unrealized Gain (Loss):
Realized Gain (Loss) from investment securities	17,344
Increase (decrease) in unrealized appreciation (depreciation) on investment securities	(20,767)
Net Gain (Loss) on Investments	(3,423)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(4,197)

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

5

Transamerica Equity

STATEMENTS OF CHANGES IN NET ASSETS
For the period or year ended
(all amounts in thousands)

	June 30, 2005 (unaudited)	December 31, 2004
Increase (Decrease) in Net Assets From:
Operations:
Net investment income (loss)	$(774)	$4,769
Net realized gain (loss) from investment securities	17,344	87,941
Net unrealized appreciation (depreciation) on investment securities	(20,767)	69,029
	(4,197)	161,739
Capital Share Transactions:
Proceeds from shares sold:
Initial Class	26,913	72,245
Service Class	10,394	16,611
	37,307	88,856
Proceeds from fund acquisition:
Initial Class	–	518,286
Service Class	–	1,374
	–	519,660
Cost of shares redeemed:
Initial Class	(99,023)	(161,024)
Service Class	(3,498)	(3,496)
	(102,521)	(164,520)
	(65,214)	443,996
Net increase (decrease) in net assets	(69,411)	605,735
Net Assets:
Beginning of period	1,247,890	642,155
End of period	$1,178,479	$1,247,890
Undistributed Net Investment Income (Loss)	$3,926	$4,700

	June 30, 2005 (unaudited)	December 31, 2004
Share Activity:
Shares issued:
Initial Class	1,330	3,801
Service Class	515	898
	1,845	4,699
Shares issued on fund acquisition:
Initial Class	–	28,129
Service Class	–	74
	–	28,203
Shares redeemed:
Initial Class	(4,932)	(8,571)
Service Class	(176)	(188)
	(5,108)	(8,759)
Net increase (decrease) in shares outstanding:
Initial Class	(3,602)	23,359
Service Class	339	784
	(3,263)	24,143

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

6

Transamerica Equity

FINANCIAL HIGHLIGHTS

(unaudited for the period ended June 30, 2005)

		For a share outstanding throughout each period (a)
		Net Asset	Investment Operations			Distributions			Net Asset
	For the Period Ended (b)	Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total Operations	From Net Investment Income	From Net Realized Gains	Total Distributions	Value, End of Period
Initial Class	6/30/2005	$20.88	$(0.01)	$(0.01)	$(0.02)	$–	$–	$–	$20.86
	12/31/2004	18.03	0.09	2.76	2.85	–	–	–	20.88
	12/31/2003	13.74	(0.02)	4.31	4.29	–	–	–	18.03
	12/31/2002	17.67	(0.04)	(3.89)	(3.93)	–	–	–	13.74
	12/31/2001	21.78	(0.07)	(3.77)	(3.84)	–	(0.27)	(0.27)	17.67
	12/31/2000	26.61	(0.14)	(2.23)	(2.37)	–	(2.46)	(2.46)	21.78
Service Class	6/30/2005	20.80	(0.04)	(0.01)	(0.05)	–	–	–	20.75
	12/31/2004	17.99	0.09	2.72	2.81	–	–	–	20.80
	12/31/2003	14.68	(0.04)	3.35	3.31	–	–	–	17.99

			Ratios/Supplemental Data
	For the Period	Total	Net Assets, End of Period	Ratio of Expenses to Average Net Assets (f)		Net Investment Income (Loss) to Average	Portfolio Turnover
	Ended (b)	Return (c)(g)	(000's)	Net (d)	Total (e)	Net Assets (f)	Rate (g)
Initial Class	6/30/2005	(0.10)%	$1,153,327	0.79%	0.79%	(0.13)%	14%
	12/31/2004	15.81	1,229,731	0.81	0.81	0.48	69
	12/31/2003	31.22	640,555	0.78	0.78	(0.11)	19
	12/31/2002	(22.24)	370,216	0.82	0.82	(0.24)	23
	12/31/2001	(17.63)	244,735	0.85	0.91	(0.39)	51
	12/31/2000	(9.69)	254,920	0.85	0.86	(0.60)	38
Service Class	6/30/2005	(0.24)	25,152	1.04	1.04	(0.37)	14
	12/31/2004	15.62	18,159	1.08	1.08	0.49	69
	12/31/2003	22.55	1,600	1.05	1.05	(0.34)	19

NOTES TO FINANCIAL HIGHLIGHTS

(a)  Per share information is calculated based on average number of shares outstanding.

(b)  Transamerica Equity (the "Fund") share classes commenced operations as follows:

Initial Class – December 31, 1980
Service Class – May 1, 2003

(c)  Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.

(d)  For the period ended June 30, 2005 and the years ended December 31, 2004 and December 31, 2003, Ratio of Net Expenses to Average Net Assets is net of fee waivers and reimbursements by the investment adviser, if any, (see note 2). For the year ended December 31, 2002, Ratio of Net Expenses is net of fees paid indirectly. For the year ended December 31, 2001 and prior years, Ratio of Net Expenses to Average Net Assets is net of fees paid indirectly and credits allowed by the custodian, if any. (see note 2).

(e)  Ratio of Total Expenses to Average Net Assets includes all expenses before fee waivers and reimbursements by the investment adviser.

(f)  Annualized.

(g)  Not annualized for periods of less than one year.

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

7

Transamerica Equity

NOTES TO FINANCIAL STATEMENTS
At June 30, 2005
(all amounts in thousands)
(unaudited)

NOTE 1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The AEGON/Transamerica Series Trust ("ATST") is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. ATST serves as a funding vehicle for variable life insurance, variable annuity and group annuity products. Transamerica Equity ("the Fund"), part of ATST, began operations as Growth Portfolio, a part of Transamerica Variable Insurance Fund on November 1, 1996. The Growth Portfolio was the successor to Transamerica Occidental's Separate Account Fund C. The Fund became part of ATSF on May 1, 2002.

Effective May 1, 2005, AEGON/Transamerica Series Fund, Inc. changed its name to AEGON/Transamerica Series Trust.

On May 3, 2004, the Fund acquired all the net assets of Alger Aggressive Growth and BlackRock Mid Cap Growth pursuant to plans of reorganization approved by the shareholders of Alger Aggressive Growth and BlackRock Mid Cap Growth. The Fund is the accounting survivor. The acquisitions were accomplished by tax-free exchanges of 26,836 and 1,367 shares of the Fund, respectively, for the 34,617 shares of Alger Aggressive Growth and 2,691 shares of BlackRock Mid Cap Growth, outstanding on April 30, 2004. The aggregate net assets of the Fund immediately before the acquisition was $644,877. Alger Aggressive Growth's net assets ($494,472 including $51,571 of unrealized appreciation) and BlackRock Mid Cap Growth's net assets ($25,188, including $1,979 of unrealized appreciation) at that date, were combined with those of the Fund, resulting in combined net assets of $1,164,537.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties, which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

See the Prospectus and Statement of Additional Information for a description of the Fund's investment objective.

In preparing the Fund's financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP"), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following policies were consistently followed by the Fund, in accordance with GAAP.

Multiple class operations and expenses: The Fund currently offers two classes of shares, an Initial Class and a Service Class. Income, non-class specific expenses and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

Pricing of shares: The Fund prices its shares on the basis of the net asset value of each class of shares of the Fund, which is determined as of the close of the New York Stock Exchange ("NYSE") (generally 4:00 p.m. Eastern Time) on each day on which the NYSE is open for trading.

Security valuations: Fund investments traded on an exchange are valued at the closing price on the day of valuation on the exchange where the security is principally traded. With respect to securities traded on the NASDAQ/NMS, such closing price may be the last reported sales price or the NASDAQ official closing price.

Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last quoted bid price.

Debt securities are valued by independent pricing services at the last quoted bid price; however, those that mature in sixty days or less are valued at amortized cost, which approximates market.

Investment company securities are valued at net asset value of the underlying portfolio.

Other securities for which quotations are not readily available are valued at fair market value as determined in good faith using guidelines adopted by the Board of Trustees, under the supervision of the Fund's Valuation Committee. These guidelines may include: the type of security; any restrictions on its resale; financial or business news of the issuer; similar or related securities that are actively trading; related corporate actions; and other significant events occurring after the close of trading in the security.

Cash: The Fund may leave cash overnight in its cash account with the custodian, Investors Bank & Trust Company ("IBT"). IBT has been contracted on behalf of the Fund to invest the excess cash into a savings account, which at June 30, 2005, was paying an interest rate of 2.02%.

Throughout the six months, the Fund may have a cash overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate.

Repurchase agreements: The Fund is authorized to enter into repurchase agreements. The Fund, through IBT, receives delivery of the underlying securities, the value of which at the time of purchase is required to be an amount equal to at least 100% of the resale price. Repurchase agreements involve the risk that the seller will fail to repurchase the security, as agreed. In that case, the Fund will bear the

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

8

Transamerica Equity

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2005
(all amounts in thousands)
(unaudited)

NOTE 1.–(continued)

risk of value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, may place security transactions of the Fund with broker/dealers with which ATST has established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions paid by the Fund be used to pay expenses that would otherwise be borne by any other funds within ATST, or by any other party.

Recaptured commissions during the six months ended June 30, 2005, of $22 are included in net realized gains in the Statement of Operations.

Securities lending: The Fund may lend securities to enhance fund earnings from investing cash collateral in making such loans to qualified borrowers (typically broker/dealers). The Fund has engaged its custodian bank, IBT, as a lending agent to administer its securities lending program. IBT earned $37 of program income for its services. When the Fund makes a security loan, it receives cash collateral as protection against the risk that the borrower will default on the loan, and records an asset for the cash invested collateral and a liability for the return of the collateral.

Loans of securities are required to be secured by collateral at least equal to 102% of the value of the securities at inception of the loan, and not less then 100% thereafter. The Fund may invest cash collateral in short-term money market instruments including: U.S. Treasury Bills, U.S. agency obligations, commercial paper, money market mutual funds, repurchase agreements and other highly rated, liquid investments. During the life of securities loans, the collateral and securities loaned remain subject to fluctuation in value. IBT marks to market securities loaned and the collateral each business day. If additional collateral is due (at least $1), IBT collects additional cash collateral from the borrowers. Although securities loaned will be fully collateralized at all times, IBT may experience delays in, or may be prevented from, recovering the collateral on behalf of the Fund. The Fund may recall a loaned security position at any time from the borrower through IBT. In the event the borrower fails to timely return a recalled security, IBT may indemnify the Fund by purchasing replacement securities for the Fund at its own expense and claiming the collateral to fund such a purchase. IBT absorbs the loss if the collateral value is not sufficient to cover the cost of the replacement securities. If replacement securities are not available, IBT will credit the equivalent cash value to the Fund.

While a security is on loan, the Fund does not have the right to vote that security. However, if time permits, the Fund will attempt to recall a security on loan and vote the proxy.

Income from securities lending is included in the Statement of Operations. The amount of collateral and value of securities on loan are included in the Statement of Assets and Liabilities as well as in the Schedule of Investments.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income is recorded on the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Dividend distributions: Dividends and capital gains distributions are typically declared and reinvested annually and are generally paid and reinvested on the business day following the ex-date.

NOTE 2.  RELATED PARTY TRANSACTIONS

Transamerica Fund Advisors, Inc. ("TFAI") is the Fund's investment adviser. Transamerica Fund Services, Inc. ("TFS") is the Fund's administrator and transfer agent. AFSG Securities Corp. ("AFSG") is the Fund's distributor. AFSG is 100% owned by AUSA Holding Company ("AUSA"). TFAI is a directly owned subsidiary of Western Reserve Life Assurance Co. of Ohio ("WRL") (78%) and AUSA (22%). TFS is a wholly owned subsidiary of WRL (50%) and AUSA (50%). AUSA and WRL are wholly owned indirect subsidiaries of AEGON, NV, a Netherlands corporation.

Effective January 1, 2005 AEGON/Transamerica Fund Advisors, Inc. ("ATFA") was renamed Transamerica Fund Advisors, Inc. ("TFAI"); AEGON/Transamerica Fund Services, Inc. ("ATFS") and AEGON/Transamerica Investor Services, Inc. ("ATIS") merged into one entity and was renamed Transamerica Fund Services, Inc. ("TFS").

Certain officers and trustees of the Fund are also officers and/or trustees of TFAI, TFS, AFSG and WRL. No affiliated officer or trustee receives any compensation directly from the Fund.

Transamerica Investment Management, LLC is both an affiliate of the Fund and a sub-adviser to the Fund.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

9

Transamerica Equity

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2005
(all amounts in thousands)
(unaudited)

NOTE 2.–(continued)

The following schedule reflects the percentage of fund assets owned by affiliated mutual funds (i.e. through the asset allocation funds):

	Net Assets	% of Net Assets
Asset Allocation–Conservative Portfolio	$12,120	1.03%
Asset Allocation–Growth Portfolio	41,137	3.51%
Asset Allocation–Moderate Growth Portfolio	97,936	8.35%
Asset Allocation–Moderate Portfolio	50,558	4.31%
Select + Aggressive	47	0.00%
Select + Growth & Income	391	0.03%
Total	$202,189	17.23%

Investment advisory fee: The Fund pays management fees to TFAI based on average daily net assets ("ANA") at the following breakpoints:

0.75% of the first $500 million of ANA
0.70% of ANA over $500 million

TFAI has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

0.85% Expense Limit

If total fund expenses fall below the annual expense limitation agreement agreed to by the adviser within the succeeding three years, the Fund may be required to pay that adviser a portion or all of the waived advisory fees.

There are no amounts available for recapture at June 30, 2005.

Distribution and service fees: The Fund adopted a distribution plan ("Distribution Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. Pursuant to the Distribution Plan, ATST entered into a Distribution Agreement with AFSG effective May 1, 1999.

Under the Distribution Plan and Distribution Agreement on the Initial Class shares, AFSG, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund's shares, amounts equal to actual expenses associated with distributing the shares.

The Distribution Plan on the Service Class shares requires ATST to pay distribution fees to AFSG as compensation for its activities, not as reimbursement for specific expenses. The fee on the Service Class is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Fund is authorized under the 12b-1 plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%

AFSG has determined that it will not seek payment by the Fund of the distribution expenses incurred with respect to the Initial Class shares before April 30, 2006. Prior to AFSG seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Fund will pay fees relating to Service Class shares.

Administrative services: The Fund has entered into an agreement with TFS for financial and legal fund administration services, which includes such items as compliance, expenses, financial statements and other reporting, distributions, tax returns, prospectus preparation, board of trustees meeting support, transfer agency and other legal matters. The Fund pays TFS an annual fee of 0.02% of average net assets. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.

Deferred compensation plan: Each eligible Fund Trustee may elect participation in the Deferred Compensation Plan for Trustees of ATST ("the Plan"). Under the Plan, such Trustees may defer payment of a percentage of their total fees earned as a Fund Trustee. These deferred amounts may be invested in any portfolio of Transamerica IDEX Mutual Funds, an affiliate of the Fund. At June 30, 2005, the value of invested plan amounts was $54. Invested plan amounts and the total liability for deferred compensation to the Trustees under the Plan at June 30, 2005, are included in Net Assets in the accompanying Statement of Assets and Liabilities.

NOTE 3.  INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the six months ended June 30, 2005, were as follows:

Purchases of securities:
Long-Term excluding U.S. Government	$168,477
U.S. Government	–
Proceeds from maturities and sales of securities:
Long-Term excluding U.S. Government	224,576
U.S. Government	–

NOTE 4.  FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations,

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

10

Transamerica Equity

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2005
(all amounts in thousands)
(unaudited)

NOTE 4.–(continued)

which may differ from GAAP. These differences are primarily due to differing treatments for items including, but not limited to, wash sales, capital loss carryforwards and return of capital.

The capital loss carryforwards are available to offset future realized capital gains, subject to certain limitations under the Internal Revenue Code, through the periods listed:

Capital Loss Carryforwards	Available through
$151,024	December 31, 2009
173	December 31, 2010

The aggregate cost of investments and composition of unrealized appreciation (depreciation) for federal income tax purposes as of June 30, 2005, are as follows:

Federal Tax Cost Basis	$1,134,940
Unrealized Appreciation	$252,296
Unrealized (Depreciation)	(18,400)
Net Unrealized Appreciation (Depreciation)	$233,896

NOTE 5.  REGULATORY PROCEEDINGS

There continues to be significant federal and state regulatory activity relating to financial services companies, particularly mutual fund companies and their investment advisers. As part of an ongoing investigation regarding potential market timing, recordkeeping and trading compliance issues and matters affecting the Fund's investment adviser, TFAI, and certain employees and affiliates of TFAI, the SEC staff has indicated that it is likely to take some action against TFAI and certain of its affiliates at the conclusion of the investigation. The potential timing and the scope of any such action is difficult to predict. Although the impact of any action brought against TFAI and/or its affiliates is difficult to assess at the present time, the Fund currently believes that the likelihood that any such action will have a material adverse impact on it is remote. It is important to note that the Fund is not aware of any allegation of wrongdoing against it and its Board at the time this semiannual report is printed. Although it is not anticipated that these developments will have an adverse impact on the Fund, there can be no assurance at this time. TFAI and its affiliates are actively working with the SEC in regard to this matter; however, the exact resolution cannot be determined at this time. TFAI will take such actions that it deems necessary or appropriate to continue providing management services to the Fund and to bring all matters to an appropriate conclusion. TFAI and/or its affiliates, and not the Fund, will bear the costs regarding these regulatory matters.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

11

Transamerica Equity

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS – REVIEW AND RENEWAL (unaudited)

At a meeting of the Board of Trustees of AEGON/Transamerica Series Trust ("ATST") held on October 6, 2004, the Board considered and approved the renewal for a one-year period of the Investment Advisory Agreement between Transamerica Equity (the "Portfolio") and Transamerica Fund Advisors, Inc. ("TFAI") as well as the Investment Sub-Advisory Agreement of the Portfolio between TFAI and Transamerica Investment Management, LLC (the "Sub-Adviser"). In approving the renewal of these agreements, the Board concluded that the Investment Advisory and Investment Sub-Advisory Agreements enable shareholders of the Portfolio to obtain high quality services at a cost that is appropriate, reasonable, and in the best interests of shareholders based upon the following determinations, among others:

The nature, extent and quality of the advisory service to be provided. The Board considered the nature and quality of the services provided by TFAI and the Sub-Adviser to the Portfolio in the past, as well as the services anticipated to be provided in the future. The Board concluded that TFAI and the Sub-Adviser are capable of providing high quality services to the Portfolio, as indicated by TFAI's management capabilities demonstrated with respect to the Portfolio and other portfolios managed by TFAI, TFAI's management oversight process, the professional qualifications and experience of the Sub-Adviser's portfolio management team, and the Portfolio's competitive investment performance. The Board also concluded that TFAI and the Sub-Adviser would provide the same quality and quantity of investment management and related services as before, that these services are appropriate in scope and extent in light of the Portfolio's operations, the competitive landscape of the investment company business and investor needs, and that TFAI's and the Sub-Adviser's obligations will remain the same in all respects.

The investment performance of the Portfolio. The Board concluded, based in particular on information provided by Lipper Analytics, that the Portfolio's investment performance was competitive or superior relative to comparable portfolios over trailing one-, two- three-, five- and ten-year periods and to the Portfolio's benchmark index over one-, five- and ten-year periods. On the basis of the Trustees' assessment of the nature, extent and quality of investment advisory and related services to be provided or procured by TFAI and the Sub-Adviser, the Trustees concluded that TFAI and the Sub-Adviser were capable of consistently generating a level of long-term investment performance that is appropriate in light of the Portfolio's investment objective, policies and strategies and competitive with many other investment companies.

The cost of advisory services provided and the level of profitability. On the basis of the Board's review of the fees to be charged by TFAI and the Sub-Adviser for investment advisory and related services, TFAI's financial statements, the fees paid by TFAI to the Sub-Adviser, TFAI's estimated net management income resulting from its management of the Portfolio, the estimated profitability of TFAI's relationships with the Portfolio and ATST, and the estimated profitability of the Sub-Adviser's relationship with the Portfolio, the Board concluded that the level of investment advisory fees and the profitability is appropriate in light of the services provided, the management fees and overall expense ratios of comparable investment companies, and the anticipated profitability of the relationship between the Portfolio, TFAI and the Sub-Adviser. Further, on the basis of comparative information supplied by Lipper Analytics, the Board determined that the advisory fees and estimated overall expense ratio of the Fund were consistent with industry averages, and that the Fund's advisory fees had been lowered in the recent past, which will likely lower overall expenses for the benefit of shareholders.

The extent to which economies of scale would be realized as the Portfolio grows and whether fee levels reflect these economies of scale for the benefit of Portfolio investors. The Trustees concluded that inclusion of asset-based breakpoints in the Portfolio's advisory fee schedule appropriately benefited investors by realizing economies of scale in the form of a lower advisory fee rate as the level of Portfolio assets increases. The Board also concluded that the advisory fees appropriately reflect the Portfolio's current size, the current economic environment for TFAI, and the competitive nature of the investment company market. In addition, the Board noted that it will have the opportunity to periodically re-examine whether the Portfolio has achieved economies of scale, as well as the appropriateness of advisory fees payable to TFAI and the Sub-Adviser, in the future.

Benefits (such as soft dollars) to TFAI or the Sub-Adviser from its relationship with the Portfolio. The Board concluded that other benefits derived by TFAI or the Sub-Adviser from its relationship with the Portfolio are reasonable and fair, and are consistent with industry practice and the best interests of the Portfolio and its shareholders. In this regard, the Board noted that TFAI does not realize "soft dollar" benefits from its relationship with the Portfolio, and that the Sub-Adviser is participating in a brokerage program pursuant to which a portion of brokerage transactions paid by the Portfolio is recaptured for the benefit of the Portfolio and its shareholders, thus limiting the amount of "soft-dollar" arrangements the Sub-Adviser may engage in with respect to the Portfolio's brokerage transactions.

Other considerations. The Board also determined that TFAI had made a substantial commitment to the recruitment and retention of high quality personnel, and maintained the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and its shareholders. The Trustees also concluded that TFAI had made a significant entrepreneurial commitment to the management and success of the Portfolio, reflected by TFAI's expense limitation and fee waiver arrangement with the Portfolio, which may result in TFAI waiving a substantial amount of advisory fees for the benefit of shareholders.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

12

Transamerica Equity

SUPPLEMENTAL INFORMATION (unaudited)
RESULTS OF SHAREHOLDER PROXY

At a special meeting of shareholders held on April 19, 2005, the results of the Proposals were as follows:

Proposal 1:  Approval of an Agreement and Plan of Reorganization pursuant to which AEGON/Transamerica Series Fund, Inc. will reorganize as a Delaware statutory trust.

For	Against	Abstentions/Broker Non-Votes
45,630,268.066	1,896,177.600	1,870,156.325

Proposal 2:  Approval of changes to the fundamental investment restrictions of Transamerica Equity as follows:

A. Diversification	For	Against	Abstentions/Broker Non-Votes
	47,273,944.873	2,046,336.261	76,320.857
B. Borrowing	For	Against	Abstentions/Broker Non-Votes
	46,856,056.142	2,464,224.992	76,320.857
C. Senior Securities	For	Against	Abstentions/Broker Non-Votes
	47,214,213.951	2,106,067.183	76,320.857
D. Underwriting Securities	For	Against	Abstentions/Broker Non-Votes
	47,211,361.389	2,108,919.745	76,320.857
E. Real Estate	For	Against	Abstentions/Broker Non-Votes
	47,267,629.142	2,052,651.992	76,320.857
F. Making Loans	For	Against	Abstentions/Broker Non-Votes
	46,767,293.996	2,552,987.138	76,320.857
G. Concentration	For	Against	Abstentions/Broker Non-Votes
	47,142,996.781	2,177,284.353	76,320.857
H. Commodities	For	Against	Abstentions/Broker Non-Votes
	46,874,575.253	2,445,705.881	76,320.857
I. Short Sales and Margins	For	Against	Abstentions/Broker Non-Votes
	46,731,520.207	2,589,879.560	75,202.224

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

13

Transamerica Equity II

UNDERSTANDING YOUR FUND'S EXPENSES
(unaudited)

SHAREHOLDER EXPENSES

The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at January 1, 2005 and held for the entire period until June 30, 2005.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, note that the expenses shown in the table are meant to highlight your ongoing costs and do not reflect any transaction costs.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period (a)
Actual	$1,000.00	$1,003.40	0.30%	$1.49
Hypothetical (b)	1,000.00	1,023.31	0.30	1.51

(a)  Expenses are calculated using each Fund's annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by number of days in the period (181 days), and divided by the number of days in the year (365 days).

(b)  5% return per year before expenses.

GRAPHICAL PRESENTATION OF SCHEDULE OF INVESTMENTS
By Sector
At June 30, 2005

This chart shows the percentage breakdown by sector of the Fund's total investment securities.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

1

Transamerica Equity II

SCHEDULE OF INVESTMENTS
At June 30, 2005
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
COMMON STOCKS (99.5%)
Business Services (8.4%)
eBay, Inc. (a)	12,000	$396
First Data Corp.	17,100	686
Moody's Corp.	10,000	450
Chemicals & Allied Products (3.8%)
Praxair, Inc.	15,000	699
Communication (5.6%)
Liberty Global, Inc.–Class A (a)	8,800	411
XM Satellite Radio Holdings, Inc.–Class A (a)	18,000	606
Communications Equipment (4.9%)
QUALCOMM, Inc.	27,000	891
Computer & Data Processing Services (7.7%)
Intuit, Inc. (a)	13,800	622
Microsoft Corp.	31,500	782
Computer & Office Equipment (3.0%)
Apple Computer, Inc. (a)	2,000	74
Lexmark International, Inc. (a)	38	2
Sandisk Corp. (a)	20,000	475
Cosmetics/Personal Care (3.3%)
Gillette Co. (The)	12,000	608
Drug Stores & Proprietary Stores (4.3%)
Walgreen Co.	17,000	782
Engineering & Management Services (0.7%)
Jacobs Engineering Group, Inc. (a)	2,110	119
Entertainment (1.0%)
International Game Technology	6,400	180
Hotels & Other Lodging Places (6.2%)
Marriott International, Inc.–Class A	8,500	580
MGM Mirage, Inc. (a)	14,000	554
Industrial Machinery & Equipment (2.1%)
Caterpillar, Inc.	4,000	381
Insurance (5.7%)
WellPoint, Inc. (a)	15,000	1,045

	Shares	Value
Management Services (2.3%)
Paychex, Inc.	13,000	$423
Medical Instruments & Supplies (3.6%)
Zimmer Holdings, Inc. (a)	8,500	647
Oil & Gas Extraction (3.2%)
Anadarko Petroleum Corp.	3,800	312
Schlumberger, Ltd.	3,500	266
Personal Services (2.8%)
Weight Watchers International, Inc. (a)	10,000	516
Petroleum Refining (1.0%)
Suncor Energy, Inc.	4,000	189
Pharmaceuticals (10.1%)
Allergan, Inc.	9,300	793
Genentech, Inc. (a)	13,000	1,044
Printing & Publishing (1.2%)
McGraw-Hill Cos., Inc. (The)	5,000	221
Retail Trade (4.0%)
Staples, Inc.	34,500	735
Security & Commodity Brokers (5.1%)
American Express Co.	3,000	160
Chicago Mercantile Exchange	2,600	768
Transportation & Public Utilities (3.2%)
Expeditors International of Washington, Inc.	11,500	573
Trucking & Warehousing (4.2%)
United Parcel Service, Inc.–Class B	11,000	761
Variety Stores (2.1%)
Wal-Mart Stores, Inc.	8,000	386
Total Common Stocks (cost: $14,580)		18,137
Total Investment Securities (cost: $14,580)		$18,137
SUMMARY:
Investments, at value	99.5%	$18,137
Other assets in excess of liabilities	0.5%	94
Net assets	100.0%	$18,231

NOTES TO SCHEDULE OF INVESTMENTS:

(a)  No dividends were paid during the preceding twelve months.

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

2

Transamerica Equity II

STATEMENT OF ASSETS AND LIABILITIES
At June 30, 2005
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
Investment securities, at value (cost: $14,580)	$18,137
Cash	161
Receivables:
Investment securities sold	5
Dividends	3
18,306
Liabilities:
Investment securities purchased	55
Accounts payable and accrued liabilities:
Shares redeemed	15
Management and advisory fees	3
Other	2
75
Net Assets	$18,231
Net Assets Consist of:
Capital stock, 75,000 shares authorized ($.01 par value)	$16
Additional paid-in capital	8,443
Undistributed net investment income (loss)	254
Undistributed net realized gain (loss) from investment securities	5,961
Net unrealized appreciation (depreciation) on investment securities	3,557
Net Assets	$18,231
Shares Outstanding	1,558
Net Asset Value and Offering Price Per Share	$11.70

STATEMENT OF OPERATIONS
For the period ended June 30, 2005
(all amounts in thousands)
(unaudited)

Investment Income:
Interest	$1
Dividends	58
59
Expenses:
Management and advisory fees	27
Printing and shareholder reports	1
Custody fees	3
Administration fees	2
Audit fees	7
Trustees fees	1
Total expenses	41
Less:
Advisory fee waiver	(14)
Net expenses	27
Net Investment Income (Loss):	32
Net Realized and Unrealized Gain (Loss)
Realized gain (loss) from investment securities	436
Increase (decrease) in unrealized appreciation (depreciation) on investment securities	(439)
Net Gain (Loss) on Investments	(3)
Net Increase (Decrease) in Net Assets Resulting from Operations	$29

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

3

Transamerica Equity II

STATEMENTS OF CHANGES IN NET ASSETS
For the period or year ended
(all amounts in thousands)

	June 30, 2005 (unaudited)	December 31, 2004
Increase (Decrease) In Net Assets From:
Operations:
Net investment income (loss)	$32	$737
Net realized gain (loss) from investment securities	436	26,155
Net unrealized appreciation (depreciation) on investment securities	(439)	(13,550)
	29	13,342
Capital Share Transactions:
Proceeds from shares sold:	147	76
Capital contributed from affiliates:	–	517
Cost of shares redeemed:	(1,116)	(80,487)
	(969)	(79,894)
Net increase (decrease) in net assets	(940)	(66,552)
Net Assets:
Beginning of period	19,171	85,723
End of period	$18,231	$19,171
Undistributed Net Investment Income (Loss)	$254	$222

	June 30, 2005 (unaudited)	December 31, 2004
Share Activity:
Shares issued:	13	4
Shares redeemed:	(99)	(6,917)
Net increase (decrease) in shares outstanding:	(86)	(6,913)

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

4

Transamerica Equity II

FINANCIAL HIGHLIGHTS
(unaudited for the period ended June 30, 2005)

	For a share outstanding throughout each period (a)
	Net Asset	Investment Operations				Distributions			Net Asset
For the Period Ended (b)	Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)		Total Operations	From Net Investment Income	From Net Realized Gains	Total Distributions	Value, End of Period
6/30/2005	$11.66	$0.02	$0.02		$0.04	$–	$–	$–	$11.70
12/31/2004	10.02	0.09	1.55	(h)	1.64	–	–	–	11.66
12/31/2003	10.00	(0.03)	0.05		0.02	–	–	–	10.02

		Ratios/Supplemental Data
For the Period	Total	Net Assets, End of Period	Ratio of Expenses to Average Net Assets (f)		Net Investment Income (Loss) to Average	Portfolio Turnover
Ended (b)	Return (c)(g)	(000's)	Net (d)	Total (e)	Net Assets (f)	Rate (g)
6/30/2005	0.34%	$18,231	0.30%	0.45%	0.36%	18%
12/31/2004	16.37 (h)	19,171	0.30	0.36	0.84	33
12/31/2003	0.20	85,723	0.30	0.34	(0.30)	–

NOTES TO FINANCIAL HIGHLIGHTS

(a)  Per share information is calculated based on average number of shares outstanding.

(b)  The inception date of Transamerica Equity II (the "Fund") is December 30, 2003.

(c)  Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.

(d)  Ratio of Net Expenses to Average Net Assets is net of fee waivers and reimbursements by the investment advisor if any, (see note 2).

(e)  Ratio of Total Expenses to Average Net Assets includes all expenses before fee waivers and reimbursements by the investment adviser.

(f)  Annualized.

(g)  Not annualized for periods of less than one year.

(h)  The capital contribution from affiliates is included in net realized and unrealized gain (loss) of $0.21. The capital contribtuion from affiliates increased total return by 2.10% for the year ended December 31, 2004.

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

5

Transamerica Equity II

NOTES TO FINANCIAL STATEMENTS
At June 30, 2005
(all amounts in thousands)
(unaudited)

NOTE 1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The AEGON/Transamerica Series Trust ("ATST") is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. ATST serves as a funding vehicle for variable life insurance, variable annuity and group annuity products. Transamerica Equity II ("the Fund"), part of ATST, began operations on December 30, 2003.

Effective May 1, 2005, AEGON/Transamerica Series Fund, Inc. changed its name to AEGON/Transamerica Series Trust.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties, which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

See the Prospectus and Statement of Additional Information for a description of the Fund's investment objective.

In preparing the Fund's financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP"), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following policies were consistently followed by the Fund, in accordance with GAAP.

Pricing of shares: The Fund prices its shares on the basis of the net asset value of the Fund, which is determined as of the close of the New York Stock Exchange ("NYSE") (generally 4:00 p.m. Eastern Time) on each day on which the NYSE is open for trading.

Security valuations: Fund investments traded on an exchange are valued at the closing price on the day of valuation on the exchange where the security is principally traded. With respect to securities traded on the NASDAQ/NMS, such closing price may be the last reported sales price or the NASDAQ official closing price.

Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last quoted bid price.

Other securities for which quotations are not readily available are valued at fair market value as determined in good faith using guidelines adopted by the Board of Trustees, under the supervision of the Fund's Valuation Committee. These guidelines may include: the type of security; any restrictions on its resale; financial or business news of the issuer; similar or related securities that are actively trading; related corporate actions; and other significant events occurring after the close of trading in the security.

Cash: The Fund may leave cash overnight in its cash account with the custodian, Investors Bank & Trust Company ("IBT"). IBT has been contracted on behalf of the Fund to invest the excess cash into a savings account, which at June 30, 2005, was paying an interest rate of 2.02%.

Throughout the six months, the Fund may have a cash overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income is recorded on the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Dividend distributions: Dividends and capital gains distributions are typically declared and reinvested annually and are generally paid and reinvested on the business day following the ex-date.

NOTE 2.  RELATED PARTY TRANSACTIONS

Transamerica Fund Advisors, Inc. ("TFAI") is the Fund's investment adviser. Transamerica Fund Services, Inc. ("TFS") is the Fund's administrator and transfer agent. AFSG Securities Corp. ("AFSG") is the Fund's distributor. AFSG is 100% owned by AUSA Holding Company ("AUSA"). TFAI is a directly owned subsidiary of Western Reserve Life Assurance Co. of Ohio ("WRL") (78%) and AUSA (22%). TFS is a wholly owned subsidiary of WRL (50%) and AUSA (50%). AUSA and WRL are wholly owned indirect subsidiaries of AEGON, NV, a Netherlands corporation.

Effective January 1, 2005 AEGON/Transamerica Fund Advisors, Inc. ("ATFA") was renamed Transamerica Fund Advisors, Inc. ("TFAI"); AEGON/Transamerica Fund Services, Inc. ("ATFS") and AEGON/Transamerica Investor Services, Inc. ("ATIS") merged into one entity and was renamed Transamerica Fund Services, Inc. ("TFS").

Transamerica Investment Management, LLC is both an affiliate of the Fund and a sub-adviser to the Fund.

Certain officers and trustees of the Fund are also officers and/or trustees of TFAI, TFS, AFSG and WRL. No affiliated officer or trustee receives any compensation directly from the Fund.

Investment advisory fee: The Fund pays management fees to TFAI based on average daily net assets ("ANA") at the following rate:

0.30% of ANA

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

6

Transamerica Equity II

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2005
(all amounts in thousands)
(unaudited)

NOTE 2.–(continued)

TFAI has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

0.30% Expense Limit

If total fund expenses fall below the annual expense limitation agreement agreed to by the adviser within the succeeding three years, the Fund may be required to pay that adviser a portion or all of the waived advisory fees.

	Advisory Fee Waived	Available for Recapture Through
Fiscal Year 2004	$52	12/31/2007

Distribution and service fees: The Fund adopted a distribution plan ("Distribution Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. Pursuant to the Distribution Plan, ATST entered into a Distribution Agreement with AFSG effective May 1, 1999.

Under the Distribution Plan and Distribution Agreement on the Initial Class shares, AFSG, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund's shares, amounts equal to actual expenses associated with distributing the shares.

The Fund is authorized under 12b-1 plan to pay fees up to the following limit of 0.15%.

AFSG has determined that it will not seek payment by the Fund of the distribution expenses incurred before April 30, 2006. Prior to AFSG seeking reimbursement of future expenses, policy and contract owners will be notified in advance.

Administrative services: The Fund has entered into an agreement with TFS for financial and legal fund administration services, which includes such items as compliance, expenses, financial statements and other reporting, distributions, tax returns, prospectus preparation, board of trustees meeting support, transfer agency and other legal matters. The Fund pays TFS an annual fee of 0.02% of average net assets. The legal fees on the Statement of Operations are for fees paid to external legal counsel.

Deferred compensation plan: Each eligible Fund Trustee may elect participation in the Deferred Compensation Plan for Trustees of ATST ("the Plan"). Under the Plan, such Trustees may defer payment of a percentage of their total fees earned as a Fund Trustee. These deferred amounts may be invested in any portfolio of Transamerica IDEX Mutual Funds, an affiliate of the Fund. At June 30, 2005, the value of invested plan amount was $1. Invested plan amounts and the total liability for deferred compensation to the Trustees under the Plan at June 30, 2005, are included in Net Assets in the accompanying Statement of Assets and Liabilities.

NOTE 3.  INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the six months ended June 30, 2005, were as follows:

Purchases of securities:
Long-Term excluding U.S. Government	$3,209
U.S. Government	–
Proceeds from maturities and sales of securities:
Long-Term excluding U.S. Government	3,432
U.S. Government	–

NOTE 4.  FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, wash sales, foreign currency transactions, and net operating losses.

The aggregate cost of investments and composition of unrealized appreciation (depreciation) for federal income tax purposes as of June 30, 2005, are as follows:

Federal Tax Cost Basis	$14,666
Unrealized Appreciation	$3,887
Unrealized (Depreciation)	(416)
Net Unrealized Appreciation (Depreciation)	$3,471

NOTE 5.  REGULATORY PROCEEDINGS

There continues to be significant federal and state regulatory activity relating to financial services companies, particularly mutual fund companies and their investment advisers. As part of an ongoing investigation regarding potential market timing, recordkeeping and trading compliance issues and matters affecting the Fund's investment adviser, TFAI, and certain employees and affiliates of TFAI, the SEC staff has indicated that it is likely to take some action against TFAI and certain of its affiliates at the conclusion of the investigation. The potential timing and the scope of any such action is difficult to predict. Although the impact of any action brought against TFAI and/or its affiliates is difficult to assess at the present time, the Fund currently believes that the likelihood that any such action will have a material adverse impact

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

7

Transamerica Equity II

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2005
(all amounts in thousands)
(unaudited)

NOTE 5.–(continued)

on it is remote. It is important to note that the Fund is not aware of any allegation of wrongdoing against it and its Board at the time this semiannual report is printed. Although it is not anticipated that these developments will have an adverse impact on the Fund, there can be no assurance at this time. TFAI and its affiliates are actively working with the SEC in regard to this matter; however, the exact resolution cannot be determined at this time. TFAI will take such actions that it deems necessary or appropriate to continue providing management services to the Fund and to bring all matters to an appropriate conclusion. TFAI and/or its affiliates, and not the Fund, will bear the costs regarding these regulatory matters.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

8

Transamerica Equity II

ADVISORY FEE DISCLOSURE (unaudited)

The Portfolio's advisory and sub-advisory agreements were approved by shareholders for an initial two year period on December 16, 2003 and December 16, 2003, respectively. A discussion regarding the basis of ATST's Board of Trustees' renewal of these advisory arrangements will be available in the Portfolio's annual report for the fiscal year ending December 31, 2005.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

9

Transamerica Equity II

SUPPLEMENTAL INFORMATION (unaudited)
RESULTS OF SHAREHOLDER PROXY

At a special meeting of shareholders held on April 19, 2005, the results of the Proposals were as follows:

Proposal 1:  Approval of an Agreement and Plan of Reorganization pursuant to which AEGON/Transamerica Series Fund, Inc. will reorganize as a Delaware statutory trust.

For	Against	Abstentions/Broker Non-Votes
965,172.131	659,995.827	17,834.152

Proposal 2:  Approval of changes to the fundamental investment restrictions of Transamerica Equity II as follows:

A. Diversification	For	Against	Abstentions/Broker Non-Votes
	983,006.283	659,995.827	0
B. Borrowing	For	Against	Abstentions/Broker Non-Votes
	985,204.204	657,797.906	0
C. Senior Securities	For	Against	Abstentions/Broker Non-Votes
	985,204.204	657,797.906	0
D. Underwriting Securities	For	Against	Abstentions/Broker Non-Votes
	985,204.204	657,797.906	0
E. Real Estate	For	Against	Abstentions/Broker Non-Votes
	985,204.204	657,797.906	0
F. Making Loans	For	Against	Abstentions/Broker Non-Votes
	878,715.394	764,286.716	0
G. Concentration	For	Against	Abstentions/Broker Non-Votes
	985,204.204	657,797.906	0
H. Commodities	For	Against	Abstentions/Broker Non-Votes
	985,204.204	657,797.906	0
I. Short Sales and Margins	For	Against	Abstentions/Broker Non-Votes
	985,204.204	657,797.906	0

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

10

Transamerica Growth Opportunities

UNDERSTANDING YOUR FUND'S EXPENSES
(unaudited)

SHAREHOLDER EXPENSES

The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at January 1, 2005 and held for the entire period until June 30, 2005.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, note that the expenses shown in the table are meant to highlight your ongoing costs and do not reflect any transaction costs.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period (a)
Initial
Actual	$1,000.00	$981.60	0.85%	$4.18
Hypothetical (b)	1,000.00	1,020.58	0.85	4.26
Service
Actual	1,000.00	980.20	1.10	5.40
Hypothetical (b)	1,000.00	1,019.34	1.10	5.51

(a)  Expenses are calculated using each Fund's annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by number of days in the period (181 days), and divided by the number of days in the year (365 days).

(b)  5% return per year before expenses.

GRAPHICAL PRESENTATION OF SCHEDULE OF INVESTMENTS
By Sector
At June 30, 2005

This chart shows the percentage breakdown by sector of the Fund's total investment securities.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

1

Transamerica Growth Opportunities

SCHEDULE OF INVESTMENTS
At June 30, 2005

(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
COMMON STOCKS (97.6%)
Communication (4.0%)
Global Payments, Inc.	225,000	$15,255
Computer & Data Processing Services (15.9%)
GTECH Holdings Corp.	695,500	20,337
McAfee, Inc. (a)	335,000	8,770
NAVTEQ Corp. (a)	200,000	7,436
RealNetworks, Inc. (a)(b)	3,122,625	15,520
SkillSoft PLC, ADR (a)	2,497,500	8,616
Computer & Office Equipment (3.9%)
Sandisk Corp. (a)	630,000	14,950
Electronic & Other Electric Equipment (1.4%)
Gemstar-TV Guide International, Inc. (a)	1,527,300	5,483
Environmental Services (0.3%)
Stericycle, Inc. (a)	22,400	1,127
Furniture & Home Furnishings Stores (5.1%)
Tuesday Morning Corp. (b)	620,000	19,542
Industrial Machinery & Equipment (3.5%)
Cooper Cameron Corp. (a)	40,500	2,513
Graco, Inc.	315,000	10,732
Leather & Leather Products (1.2%)
Coach, Inc. (a)	133,400	4,478
Management Services (5.2%)
ServiceMaster Co. (The)	1,475,000	19,750
Medical Instruments & Supplies (7.1%)
DENTSPLY International, Inc. (b)	66,900	3,613
Techne Corp. (a)(b)	473,000	21,716
Varian Medical Systems, Inc. (a)(b)	48,400	1,807
Motion Pictures (1.1%)
Lions Gate Entertainment Corp. (a)(b)	422,300	4,333
Paperboard Containers & Boxes (3.9%)
Packaging Corp. of America (b)	714,400	15,038
Personal Credit Institutions (4.1%)
Financial Federal Corp. (b)	405,100	15,653
Personal Services (9.5%)
Jackson Hewitt Tax Service, Inc.	660,000	15,602
Weight Watchers International, Inc. (a)(b)	405,000	20,902
Restaurants (5.5%)
IHOP Corp.	485,660	21,073
Retail Trade (3.5%)
Blue Nile, Inc. (a)(b)	410,000	13,403

	Shares	Value
Security & Commodity Brokers (5.2%)
BlackRock, Inc.–Class A	245,000	$19,710
Stone, Clay & Glass Products (5.9%)
Gentex Corp. (b)	1,230,000	22,386
Telecommunications (0.4%)
NeuStar, Inc.–Class A (a)	61,100	1,564
Transportation & Public Utilities (10.9%)
CH Robinson Worldwide, Inc.	390,000	22,698
Expeditors International of Washington, Inc.	380,000	18,928
Total Common Stocks (cost: $309,499)		372,935
	Principal	Value
SECURITY LENDING COLLATERAL (23.3%)
Debt (20.6%)
Bank Notes (1.2%)
Bank of America
3.27%, due 07/18/2005 (c)	$859	$859
3.27%, due 08/30/2005 (c)	1,000	1,000
Bear Stearns & Co. 3.57%, due 09/08/2005 (c) 3.57%, due 12/06/2005 (c)	1,288 429	1,288 429
Credit Suisse First Boston Corp. 3.15%, due 09/09/2005 (c) 3.44%, due 03/10/2006 (c)	429 429	429 429
Certificates Of Deposit (0.4%)
Canadian Imperial Bank of Commerce 3.40%, due 11/04/2005 (c) 3.41%, due 05/18/2006 (c)	467 1,074	467 1,074
Commercial Paper (3.9%)
Compass Securitization–144A 3.27%, due 07/22/2005	745	745
Fairway Finance Corp.–144A 3.27%, due 07/28/2005	1,074	1,074
General Electric Capital Corp. 3.25%, due 07/08/2005	1,275	1,275
Grampian Funding LLC–144A 3.28%, due 07/13/2005	859	859
Greyhawk Funding LLC–144A 3.31%, due 08/09/2005	1,074	1,074
Jupiter Securitization Corp.–144A 3.28%, due 08/02/2005	2,139	2,139
Morgan Stanley Dean Witter & Co. 3.52%, due 12/07/2005 (c) 2,791 2,791 3.51%, due 12/09/2005 (c)	2,705	2,705
Park Avenue Receivables Corp.–144A 3.23%, due 07/20/2005	474	474

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

2

Transamerica Growth Opportunities

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2005

(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
Commercial Paper (continued)
Preferred Receivables Corp.–144A 3.28%, due 07/08/2005	$1,224	$1,224
Ranger Funding Co LLC–144A 3.26%, due 07/07/2005	429	429
Euro Dollar Overnight (2.6%)
Bank of Montreal 3.01%, due 07/01/2005	1,979	1,979
BNP Paribas 3.00%, due 07/01/2005	1,169	1,169
Calyon 3.09%, due 07/01/2005 3.31%, due 07/01/2005	1,036 1,074	1,036 1,074
Fortis Bank 3.11%, due 07/05/2005 3.27%, due 07/07/2005	146 1,074	146 1,074
National Australia Bank 3.38%, due 07/01/2005 3.26%, due 07/06/2005	2,147 197	2,147 197
Rabobank Nederland 3.35%, due 07/01/2005	1,074	1,074
Euro Dollar Terms (6.2%)
ABN Amro Bank NV 3.25%, due 08/05/2005	859	859
Bank of Nova Scotia 3.11%, due 07/11/2005 3.16%, due 07/15/2005	1,499 1,074	1,499 1,074
Barclays 3.16%, due 07/14/2005 3.25%, due 07/27/2005	644 1,288	644 1,288
Citigroup 3.09%, due 07/22/2005	773	773
Dexia Group 3.21%, due 07/20/2005 3.24%, due 07/21/2005	859 676	859 676
First Tennessee National Corp. 3.22%, due 08/09/2005	215	215
Fortis Bank 3.25%, due 08/04/2005	21	21
HBOS Halifax Bank of Scotland 3.15%, due 08/08/2005	429	429
Nordea Bank Finland PLC (NY Branch) 3.24%, due 08/03/2005	859	859
Rabobank Nederland 3.25%, due 08/08/2005	1,074	1,074
Royal Bank of Canada 3.25%, due 08/05/2005	1,031	1,031

	Principal	Value
Euro Dollar Terms (continued)
Royal Bank of Scotland
3.29%, due 07/12/2005	$3,221	$3,221
3.25%, due 08/04/2005	859	859
3.31%, due 08/09/2005	1,335	1,335
Societe Generale 3.28%, due 08/01/2005	2,104	2,104
The Bank of the West 3.27%, due 07/27/2005	139	139
Toronto Dominion Bank 3.25%, due 08/02/2005	1,288	1,288
Wells Fargo & Co. 3.27%, due 07/21/2005 3.27%, due 08/01/2005	1,745 1,504	1,745 1,504
Promissory Notes (0.0%)
Goldman Sachs Group Inc. 3.32%, due 12/28/2005	172	172
Repurchase Agreements (6.3%) (d)
Credit Suisse First Boston Corp. 3.48% Repurchase Agreement dated 06/30/2005 to be repurchased at $5,295 on 07/01/2005	5,295	5,295
Goldman Sachs Group, Inc. (The) 3.48% Repurchase Agreement dated 06/30/2005 to be repurchased at $10,557 on 07/01/2005	10,556	10,556
Lehman Brothers, Inc. 3.48% Repurchase Agreement dated 06/30/2005 to be repurchased at $429 on 07/01/2005	429	429
Merrill Lynch & Co., Inc. 3.48% Repurchase Agreement dated 06/30/2005 to be repurchased at $4,684 on 07/01/2005	4,684	4,684
Morgan Stanley Dean Witter & Co. 3.54% Repurchase Agreement dated 06/30/2005 to be repurchased at $3,221 on 07/01/2005	3,221	3,221
	Shares	Value
Investment Companies (2.7%)
Money Market Funds (2.7%)
American Beacon Funds 1-day yield of 3.18%	1,149,343	$1,149
Barclays Global Investors Institutional Money Market Fund 1-day yield of 3.25%	4,711,739	4,712

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

3

Transamerica Growth Opportunities

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2005

(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
Money Market Funds (continued)
Goldman Sachs Financial Square Prime Obligations Fund 1-day yield of 3.08%	69,809	$70
Merrimac Cash Fund, Premium Class 1-day yield of 3.04% (e)	4,409,914	4,410
Total Security Lending Collateral (cost: $88,854)		88,854
Total Investment Securities (cost: $398,353)		$461,789

SUMMARY:

Investments, at value	120.9%	$461,789
Liabilities in excess of other assets	(20.9)%	(79,848)
Net assets	100.0%	$381,941

NOTES TO SCHEDULE OF INVESTMENTS:

(a)  No dividends were paid during the preceding twelve months.

(b)  At June 30, 2005, all or a portion of this security is on loan (see Note 1). The value at June 30, 2005, of all securities on loan is $85,490.

(c)  Floating or variable rate note. Rate is listed as of June 30, 2005.

(d)  Cash collateral for the Repurchase Agreements, valued at $24,668, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00%–10.325% and 9/15/2005–12/31/2049, respectively.

(e)  Regulated investment company advised by Investors Bank and Trust Co. ("IBT"). IBT is also the accounting, custody and lending agent for the Fund.

DEFINITIONS:

144A  144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2005, these securities aggregated $8,018 or 2.1% of the net assets of the Fund.

ADR  American Depositary Receipt

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

4

Transamerica Growth Opportunities

STATEMENT OF ASSETS AND LIABILITIES
At June 30, 2005
all amounts except per share amounts in thousands)
(unaudited)

Assets:
Investment securities, at value (cost: $398,353) (including securities loaned of $85,490)	$461,789
Cash	11,138
Receivables:
Investment securities sold	25
Shares sold	69
Interest	41
Dividends	305
473,367
Liabilities:
Investment securities purchased	2,188
Accounts payable and accrued liabilities:
Shares redeemed	114
Management and advisory fees	246
Service fees	2
Payable for collateral for securities on loan	88,854
Other	22
91,426
Net Assets	$381,941
Net Assets Consist of:
Capital stock, 100,000 shares authorized ($.01 par value)	$266
Additional paid-in capital	323,858
Undistributed net investment income (loss)	880
Accumulated net realized gain (loss) from investment securities	(6,499)
Net unrealized appreciation (depreciation) on investment securities	63,436
Net Assets	$381,941
Net Assets by Class:
Initial Class	$371,950
Service Class	9,991
Shares Outstanding:
Initial Class	25,857
Service Class	698
Net Asset Value and Offering Price Per Share:
Initial Class	$14.39
Service Class	14.32

STATEMENT OF OPERATIONS
For the period ended June 30, 2005
(all amounts in thousands)
(unaudited)

Investment Income:
Interest	$64
Dividends	2,331
Income from loaned securities–net	120
2,515
Expenses:
Management and advisory fees	1,499
Printing and shareholder reports	50
Custody fees	18
Administration fees	38
Legal fees	2
Audit fees	9
Trustees fees	7
Other	2
Service fees: Service Class	10
Total expenses	1,635
Net Investment Income (Loss)	880
Net Realized and Unrealized Gain (Loss)
Realized gain (loss) from investment securities	8,115
Increase (decrease) in unrealized appreciation (depreciation) on investment securities	(17,763)
Net Gain (Loss) on Investment Securities	(9,648)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(8,768)

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

5

Transamerica Growth Opportunities

STATEMENTS OF CHANGES IN NET ASSETS
For the period or year ended
(all amounts in thousands)

	June 30, 2005 (unaudited)	December 31, 2004
Increase (Decrease) in Net Assets From:
Operations:
Net investment income (loss)	$880	$(21)
Net realized gain (loss) from investment securities	8,115	42,211
Net unrealized appreciation (depreciation) on investment securities	(17,763)	9,569
	(8,768)	51,759
Capital Share Transactions:
Proceeds from shares sold:
Initial Class	8,309	55,073
Service Class	4,240	6,808
	12,549	61,881
Proceeds from fund acquisition:
Initial Class	–	134,327
Service Class	–	558
	–	134,885
Cost of shares redeemed:
Initial Class	(43,835)	(66,799)
Service Class	(1,676)	(1,107)
	(45,511)	(67,906)
	(32,962)	128,860
Net increase (decrease) in net assets	(41,730)	180,619
Net Assets:
Beginning of period	423,671	243,052
End of period	$381,941	$423,671
Undistributed Net Investment Income (Loss)	$880	$–

	June 30, 2005 (unaudited)	December 31, 2004
Share Activity:
Shares issued:
Initial Class	590	4,060
Service Class	302	507
	892	4,567
Shares issued on fund acquisition:
Initial Class	–	10,042
Service Class	–	42
	–	10,084
Shares redeemed:
Initial Class	(3,125)	(5,004)
Service Class	(120)	(82)
	(3,245)	(5,086)
Net increase (decrease) in shares outstanding:
Initial Class	(2,535)	9,098
Service Class	182	467
	(2,353)	9,565

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

6

Transamerica Growth Opportunities

FINANCIAL HIGHLIGHTS
(unaudited for the period ended June 30, 2005)

		For a share outstanding throughout each period (a)
		Net Asset	Investment Operations			Distributions			Net Asset
	For the Period Ended (b)	Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total Operations	From Net Investment Income	From Net Realized Gains	Total Distributions	Value, End of Period
Initial Class	6/30/2005	$14.66	$0.03	$(0.30)	$(0.27)	$–	$–	$–	$14.39
	12/31/2004	12.57	–	2.09	2.09	–	–	–	14.66
	12/31/2003	9.58	(0.02)	3.01	2.99	–	–	–	12.57
	12/31/2002	11.18	(0.05)	(1.55)	(1.60)	–	–	–	9.58
	12/31/2001	10.00	(0.01)	1.19	1.18	–	–	–	11.18
Service Class	6/30/2005	14.61	0.02	(0.31)	(0.29)	–	–	–	14.32
	12/31/2004	12.54	(0.04)	2.11	2.07	–	–	–	14.61
	12/31/2003	9.87	(0.02)	2.69	2.67	–	–	–	12.54

			Ratios/Supplemental Data
	For the Period	Total	Net Assets, End of Period	Ratio of Expenses to Average Net Assets (f)		Net Investment Income (Loss) to Average	Portfolio Turnover
	Ended (b)	Return (c)(g)	(000's)	Net (d)	Total (e)	Net Assets (f)	Rate (g)
Initial Class	6/30/2005	(1.84)%	$371,950	0.85%	0.85%	0.46%	8%
	12/31/2004	16.63	416,126	0.88	0.88	–	63
	12/31/2003	31.21	242,433	0.90	0.90	(0.16)	23
	12/31/2002	(14.31)	95,613	1.12	1.12	(0.49)	14
	12/31/2001	11.80	5,581	1.20	5.89	(0.47)	4
Service Class	6/30/2005	(1.98)	9,991	1.10	1.10	0.24	8
	12/31/2004	16.51	7,545	1.14	1.14	(0.31)	63
	12/31/2003	27.05	619	1.15	1.15	(0.22)	23

NOTES TO FINANCIAL HIGHLIGHTS

(a)  Per share information is calculated based on average number of shares outstanding.

(b)  Transamerica Growth Opportunities (the "Fund") commenced operations on:

Initial Class – May 2, 2001
Service Class – May 1, 2003

(c)  Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.

(d)  Ratio of Net Expenses to Average Net Assets is net of fee waivers and reimbursements by the investment adviser, if any (see note 2). For the year ended December 31, 2002, Ratio of Net Expenses to Average Net Assets is net of fees paid indirectly. For the year ended December 31, 2001, Ratio of Net Expenses to Average Net Assets is net of fees paid indirectly and credits allowed by the custodian.

(e)  Ratio of Total Expenses to Average Net Assets includes all expenses before fee waivers and reimbursements by the investment adviser.

(f)  Annualized.

(g)  Not annualized for periods of less than one year.

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

7

Transamerica Growth Opportunities

NOTES TO FINANCIAL STATEMENTS
At June 30, 2005
(all amounts in thousands)
(unaudited)

NOTE 1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The AEGON/Transamerica Series Trust ("ATST") is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. ATST serves as a funding vehicle for variable life insurance, variable annuity and group annuity products. Transamerica Growth Opportunities ("the Fund"), part of ATST, began operations as Small Company Portfolio, a part of Transamerica Variable Insurance Fund, Inc. on May 2, 2001. The Fund became part of ATST on May 1, 2002.

Effective May 1, 2005, AEGON/Transamerica Series Fund, Inc. changed its name to AEGON/Transamerica Series Trust.

On May 3, 2004, the Fund acquired all the net assets of PBHG Mid Cap Growth pursuant to a plan of reorganization approved by the shareholders. The Fund is the accounting survivor. The acquisition was accomplished by a tax-free exchange of 10,084 shares of the Fund for the 15,437 shares of PBHG Mid Cap Growth outstanding on April 30, 2004. The aggregate net assets of the Fund immediately before the acquisition was $262,434. PBHG Mid Cap Growth's net assets at that date of $134,885 including $21,593 of unrealized appreciation, were combined with those of the Fund, resulting in combined net assets of $397,319.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties, which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

See the Prospectus and Statement of Additional Information for a description of the Fund's investment objective.

In preparing the Fund's financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP"), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following policies were consistently followed by the Fund, in accordance with GAAP.

Multiple class operations and expenses: The Fund currently offers two classes of shares, an Initial Class and a Service Class. Income, non-class specific expenses and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

Pricing of shares: The Fund prices its shares on the basis of the net asset value of each class of shares of the Fund, which is determined as of the close of the New York Stock Exchange ("NYSE") (generally 4:00 p.m. Eastern Time) on each day on which the NYSE is open for trading.

Security valuations: Fund investments traded on an exchange are valued at the closing price on the day of valuation on the exchange where the security is principally traded. With respect to securities traded on the NASDAQ/NMS, such closing price may be the last reported sales price or the NASDAQ official closing price.

Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last quoted bid price.

Debt securities are valued by independent pricing services at the last quoted bid price; however, those that mature in sixty days or less are valued at amortized cost, which approximates market.

Investment company securities are valued at net asset value of the underlying portfolio.

Other securities for which quotations are not readily available are valued at fair market value as determined in good faith using guidelines adopted by the Board of Trustees, under the supervision of the Fund's Valuation Committee. These guidelines may include: the type of security; any restrictions on its resale; financial or business news of the issuer; similar or related securities that are actively trading; related corporate actions; and other significant events occurring after the close of trading in the security.

Cash: The Fund may leave cash overnight in its cash account with the custodian, Investors Bank & Trust Company ("IBT"). IBT has been contracted on behalf of the Fund to invest the excess cash into a savings account, which at June 30, 2005, was paying an interest rate of 2.02%.

Throughout the six months, the Fund may have a cash overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate.

Repurchase agreements: The Fund is authorized to enter into repurchase agreements. The Fund, through IBT, receives delivery of the underlying securities, the value of which at the time of purchase is required to be an amount equal to at least 100% of the resale price. Repurchase agreements involve the risk that the seller will fail to repurchase the security, as agreed. In that case, the Fund will bear the risk of value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, may place security transactions of the Fund with broker/dealers with which ATST has established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

8

Transamerica Growth Opportunities

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2005
(all amounts in thousands)
(unaudited)

NOTE 1.–(continued)

broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions paid by the Fund be used to pay expenses that would otherwise be borne by any other funds within ATST, or by any other party.

Recaptured commissions during the six months ended June 30, 2005, of $7 are included in net realized gains in the Statement of Operations.

Securities lending: The Fund may lend securities to enhance fund earnings from investing cash collateral in making such loans to qualified borrowers (typically broker/dealers). The Fund has engaged its custodian bank, IBT, as a lending agent to administer its securities lending program. IBT earned $51 of program income for its services. When the Fund makes a security loan, it receives cash collateral as protection against the risk that the borrower will default on the loan, and records an asset for the cash invested collateral and a liability for the return of the collateral.

Loans of securities are required to be secured by collateral at least equal to 102% of the value of the securities at inception of the loan, and not less then 100% thereafter. The Fund may invest cash collateral in short-term money market instruments including: U.S. Treasury Bills, U.S. agency obligations, commercial paper, money market mutual funds, repurchase agreements and other highly rated, liquid investments. During the life of securities loans, the collateral and securities loaned remain subject to fluctuation in value. IBT marks to market securities loaned and the collateral each business day. If additional collateral is due (at least $1), IBT collects additional cash collateral from the borrowers. Although securities loaned will be fully collateralized at all times, IBT may experience delays in, or may be prevented from, recovering the collateral on behalf of the Fund. The Fund may recall a loaned security position at any time from the borrower through IBT. In the event the borrower fails to timely return a recalled security, IBT may indemnify the Fund by purchasing replacement securities for the Fund at its own expense and claiming the collateral to fund such a purchase. IBT absorbs the loss if the collateral value is not sufficient to cover the cost of the replacement securities. If replacement securities are not available, IBT will credit the equivalent cash value to the Fund.

While a security is on loan, the Fund does not have the right to vote that security. However, if time permits, the Fund will attempt to recall a security on loan and vote the proxy.

Income from securities lending is included in the Statement of Operations. The amount of collateral and value of securities on loan are included in the Statement of Assets and Liabilities as well as in the Schedule of Investments.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income is recorded on the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Dividend distributions: Dividends and capital gains distributions are typically declared and reinvested annually and are generally paid and reinvested on the business day following the ex-date.

NOTE 2.  RELATED PARTY TRANSACTIONS

Transamerica Fund Advisors, Inc. ("TFAI") is the Fund's investment adviser. Transamerica Fund Services, Inc. ("TFS") is the Fund's administrator and transfer agent. AFSG Securities Corp. ("AFSG") is the Fund's distributor. AFSG is 100% owned by AUSA Holding Company ("AUSA"). TFAI is a directly owned subsidiary of Western Reserve Life Assurance Co. of Ohio ("WRL") (78%) and AUSA (22%). TFS is a wholly owned subsidiary of WRL (50%) and AUSA (50%). AUSA and WRL are wholly owned indirect subsidiaries of AEGON, NV, a Netherlands corporation.

Effective January 1, 2005 AEGON/Transamerica Fund Advisors, Inc. ("ATFA") was renamed Transamerica Fund Advisors, Inc. ("TFAI"); AEGON/Transamerica Fund Services, Inc. ("ATFS") and AEGON/Transamerica Investor Services, Inc. ("ATIS") merged into one entity and was renamed Transamerica Fund Services, Inc. ("TFS").

Certain officers and trustees of the Fund are also officers and/or trustees of TFAI, TFS, AFSG and WRL. No affiliated officer or trustee receives any compensation directly from the Fund.

Transamerica Investment Management, LLC is both an affiliate of the Fund and a sub-adviser to the Fund.

The following schedule reflects the percentage of fund assets owned by affiliated mutual funds (i.e. through the asset allocation funds):

	Net Assets	% of Net Assets
Asset Allocation– Conservative Portfolio	$4,040	1.06%
Asset Allocation–Growth Portfolio	26,355	6.90%
Asset Allocation–Moderate Growth Portfolio	62,704	16.42%
Asset Allocation–Moderate Portfolio	58,934	15.43%
Total	$152,033	39.81%

Investment advisory fee: The Fund pays management fees to TFAI based on average daily net assets ("ANA") at the following breakpoints:

0.80% of the first $250 million of ANA
0.75% of the next $250 million of ANA
0.70% of ANA over $500 million

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

9

Transamerica Growth Opportunities

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2005
(all amounts in thousands)
(unaudited)

NOTE 2.–(continued)

TFAI has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

1.15% Expense Limit

If total fund expenses fall below the annual expense limitation agreement agreed to by the adviser within the succeeding three years, the Fund may be required to pay that adviser a portion or all of the waived advisory fees.

There are no amounts available for recapture at June 30, 2005.

Distribution and service fees: The Fund adopted a distribution plan ("Distribution Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. Pursuant to the Distribution Plan, ATST entered into a Distribution Agreement with AFSG effective May 1, 1999.

Under the Distribution Plan and Distribution Agreement on the Initial Class shares, AFSG, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund's shares, amounts equal to actual expenses associated with distributing the shares.

The Distribution Plan on the Service Class shares requires ATST to pay distribution fees to AFSG as compensation for its activities, not as reimbursement for specific expenses. The fee on the Service Class is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Fund is authorized under the 12b-1 plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%

AFSG has determined that it will not seek payment by the Fund of the distribution expenses incurred with respect to the Initial Class shares before April 30, 2006. Prior to AFSG seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Fund will pay fees relating to Service Class shares.

Administrative services: The Fund has entered into an agreement with TFS for financial and legal fund administration services, which includes such items as compliance, expenses, financial statements and other reporting, distributions, tax returns, prospectus preparation, board of trustees meeting support, transfer agency and other legal matters. The Fund pays TFS an annual fee of 0.02% of average net assets. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.

Deferred compensation plan: Each eligible Fund Trustee may elect participation in the Deferred Compensation Plan for Trustees of ATST ("the Plan"). Under the Plan, such Trustees may defer payment of a percentage of their total fees earned as a Fund Trustee. These deferred amounts may be invested in any portfolio of Transamerica IDEX Mutual Funds, an affiliate of the Fund. At June 30, 2005, the value of invested plan amounts was $18. Invested plan amounts and the total liability for deferred compensation to the Trustees under the Plan at June 30, 2005, are included in Net Assets in the accompanying Statement of Assets and Liabilities.

NOTE 3.  INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the six months ended June 30, 2005, were as follows:

Purchases of securities:
Long-Term excluding U.S. Government	$32,371
U.S. Government	–
Proceeds from maturities and sales of securities:
Long-Term excluding U.S. Government	59,116
U.S. Government	–

NOTE 4.  FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments for items including, but not limited to, wash sales, net operating losses and capital loss carryforwards.

The capital loss carryforwards are available to offset future realized capital gains through the periods listed:

Capital Loss Carryforwards	Available through
$432	December 31, 2011
32,845	December 31, 2009
12,311	December 31, 2008

The aggregate cost of investments and composition of unrealized appreciation (depreciation) for federal income tax purposes as of June 30, 2005, are as follows:

Federal Tax Cost Basis	$398,576
Unrealized Appreciation	$77,670
Unrealized (Depreciation)	(14,457)
Net Unrealized Appreciation (Depreciation)	$63,213

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

10

Transamerica Growth Opportunities

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2005
(all amounts in thousands)
(unaudited)

NOTE 5.  REGULATORY PROCEEDINGS

There continues to be significant federal and state regulatory activity relating to financial services companies, particularly mutual fund companies and their investment advisers. As part of an ongoing investigation regarding potential market timing, recordkeeping and trading compliance issues and matters affecting the Fund's investment adviser, TFAI, and certain employees and affiliates of TFAI, the SEC staff has indicated that it is likely to take some action against TFAI and certain of its affiliates at the conclusion of the investigation. The potential timing and the scope of any such action is difficult to predict. Although the impact of any action brought against TFAI and/or its affiliates is difficult to assess at the present time, the Fund currently believes that the likelihood that any such action will have a material adverse impact on it is remote. It is important to note that the Fund is not aware of any allegation of wrongdoing against it and its Board at the time this semiannual report is printed. Although it is not anticipated that these developments will have an adverse impact on the Fund, there can be no assurance at this time. TFAI and its affiliates are actively working with the SEC in regard to this matter; however, the exact resolution cannot be determined at this time. TFAI will take such actions that it deems necessary or appropriate to continue providing management services to the Fund and to bring all matters to an appropriate conclusion. TFAI and/or its affiliates, and not the Fund, will bear the costs regarding these regulatory matters.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

11

Transamerica Growth Opportunities

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS – REVIEW AND RENEWAL (unaudited)

At a meeting of the Board of Trustees of AEGON/Transamerica Series Trust ("ATST") held on October 6, 2004, the Board considered and approved the renewal for a one-year period of the Investment Advisory Agreement between Transamerica Growth Opportunities (the "Portfolio") and Transamerica Fund Advisors, Inc. ("TFAI") as well as the Investment Sub-Advisory Agreement of the Portfolio between TFAI and Transamerica Investment Management, LLC (the "Sub-Adviser"). In approving the renewal of these agreements, the Board concluded that the Investment Advisory and Investment Sub-Advisory Agreements enable shareholders of the Portfolio to obtain high quality services at a cost that is appropriate, reasonable, and in the best interests of shareholders based upon the following determinations, among others:

The nature, extent and quality of the advisory service to be provided. The Board considered the nature and quality of the services provided by TFAI and the Sub-Adviser to the Portfolio in the past, as well as the services anticipated to be provided in the future. The Board concluded that TFAI and the Sub-Adviser are capable of providing high quality services to the Portfolio, as indicated by TFAI's management capabilities demonstrated with respect to the Portfolio and other portfolios managed by TFAI, TFAI's management oversight process, the professional qualifications and experience of the Sub-Adviser's portfolio management team, and the Portfolio's competitive longer-term investment performance. The Board also concluded that TFAI and the Sub-Adviser would provide the same quality and quantity of investment management and related services as before, that these services are appropriate in scope and extent in light of the Portfolio's operations, the competitive landscape of the investment company business and investor needs, and that TFAI's and the Sub-Adviser's obligations will remain the same in all respects.

The investment performance of the Portfolio. The Board concluded, based in particular on information provided by Lipper Analytics, that the Portfolio's longer-term investment performance was competitive relative to comparable portfolios, although its recent performance has lagged. On the basis of the Trustees' assessment of the nature, extent and quality of investment advisory and related services to be provided or procured by TFAI and the Sub-Adviser, including steps to be taken to improve recent performance, the Trustees concluded that TFAI and the Sub-Adviser were capable of generating a level of long-term investment performance that is appropriate in light of the Portfolio's investment objective, policies and strategies and competitive with many other investment companies.

The cost of advisory services provided and the level of profitability. On the basis of the Board's review of the fees to be charged by TFAI and the Sub-Adviser for investment advisory and related services, TFAI's financial statements, the fees paid by TFAI to the Sub-Adviser, TFAI's estimated net management income resulting from its management of the Portfolio, the estimated profitability of TFAI's relationships with the Portfolio and ATST, and the estimated profitability of the Sub-Adviser's relationship with the Portfolio, the Board concluded that the level of investment advisory fees and the profitability is appropriate in light of the services provided, the management fees and overall expense ratios of comparable investment companies, and the anticipated profitability of the relationship between the Portfolio, TFAI and the Sub-Adviser. Further, on the basis of comparative information supplied by Lipper Analytics, the Board determined that the advisory fees and estimated overall expense ratio of the Fund were consistent with industry averages, and that the Fund's advisory fees had been lowered in the recent past, which will likely lower overall expenses for the benefit of shareholders.

The extent to which economies of scale would be realized as the Portfolio grows and whether fee levels reflect these economies of scale for the benefit of Portfolio investors. The Trustees concluded that inclusion of asset-based breakpoints in the Portfolio's advisory fee schedule appropriately benefited investors by realizing economies of scale in the form of a lower advisory fee rate as the level of Portfolio assets increases. The Board also concluded that the advisory fees appropriately reflect the Portfolio's current size, the current economic environment for TFAI, and the competitive nature of the investment company market. In addition, the Board noted that it will have the opportunity to periodically re-examine whether the Portfolio has achieved economies of scale, as well as the appropriateness of advisory fees payable to TFAI and the Sub-Adviser, in the future.

Benefits (such as soft dollars) to TFAI or the Sub-Adviser from its relationship with the Portfolio. The Board concluded that other benefits derived by TFAI or the Sub-Adviser from its relationship with the Portfolio are reasonable and fair, and are consistent with industry practice and the best interests of the Portfolio and its shareholders. In this regard, the Board noted that TFAI does not realize "soft dollar" benefits from its relationship with the Portfolio, and that the Sub-Adviser is participating in a brokerage program pursuant to which a portion of brokerage commissions paid by the Portfolio is recaptured for the benefit of the Portfolio and its shareholders, thus limiting the amount of "soft-dollar" arrangements the Sub-Adviser may engage in with respect to the Portfolio's brokerage transactions.

Other considerations. The Board also determined that TFAI had made a substantial commitment to the recruitment and retention of high quality personnel, and maintained the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and its shareholders. The Trustees also concluded that TFAI had made a significant entrepreneurial commitment to the management and success of the Portfolio, reflected by TFAI's expense limitation and fee waiver arrangement with the Portfolio which, as demonstrated in the past with the Portfolio, may result in TFAI waiving a substantial amount of advisory fees for the benefit of shareholders.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

12

Transamerica Growth Opportunities

SUPPLEMENTAL INFORMATION (unaudited)
RESULTS OF SHAREHOLDER PROXY

At a special meeting of shareholders held on April 19, 2005, the results of the Proposals were as follows:

Proposal 1:  Approval of an Agreement and Plan of Reorganization pursuant to which AEGON/Transamerica Series Fund, Inc. will reorganize as a Delaware statutory trust.

For	Against	Abstentions/Broker Non-Votes
15,606,722.018	660,990.772	635,519.240

Proposal 2:  Approval of changes to the fundamental investment restrictions of Transamerica Growth Opportunities.

A. Diversification	For	Against	Abstentions/Broker Non-Votes
	16,252,674.230	625,569.119	24,988.681
B. Borrowing	For	Against	Abstentions/Broker Non-Votes
	16,132,070.588	746,172.761	24,988.681
C. Senior Securities	For	Against	Abstentions/Broker Non-Votes
	16,252,229.421	626,013.928	24,988.681
D. Underwriting Securities	For	Against	Abstentions/Broker Non-Votes
	16,252,874.186	625,369.163	24,988.681
E. Real Estate	For	Against	Abstentions/Broker Non-Votes
	16,255,640.394	622,602.955	24,988.681
F. Making Loans	For	Against	Abstentions/Broker Non-Votes
	16,235,132.054	643,111.295	24,988.681
G. Concentration	For	Against	Abstentions/Broker Non-Votes
	16,212,976.291	665,267.058	24,988.681
H. Commodities	For	Against	Abstentions/Broker Non-Votes
	16,207,856.516	670,386.833	24,988.681
I. Short Sales and Margins	For	Against	Abstentions/Broker Non-Votes
	16,117,963.790	760,279.559	24,988.681

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

13

Transamerica Money Market

UNDERSTANDING YOUR FUND'S EXPENSES
(unaudited)

SHAREHOLDER EXPENSES

The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at January 1, 2005 and held for the entire period until June 30, 2005.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, note that the expenses shown in the table are meant to highlight your ongoing costs and do not reflect any transaction costs.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period (a)
Initial Class
Actual	$1,000.00	$1,011.70	0.39%	$1.95
Hypothetical (b)	1,000.00	1,022.86	0.39	1.96
Service Class
Actual	1,000.00	1,010.50	0.65	3.24
Hypothetical (b)	1,000.00	1,021.57	0.65	3.26

(a)  Expenses are calculated using each Fund's annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by number of days in the period (181 days), and divided by the number of days in the year (365 days).

(b)  5% return per year before expenses.

GRAPHICAL PRESENTATION OF SCHEDULE OF INVESTMENTS
By Maturity Distribution
At June 30, 2005

This chart shows the percentage breakdown by maturity distribution of the Fund's total investment securities.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

1

Transamerica Money Market

SCHEDULE OF INVESTMENTS
At June 30, 2005
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
COMMERCIAL PAPER (82.2%)
Automotive (0.5%)
Harley-Davidson, Inc.–144A 3.10%, due 07/25/2005	$2,890	$2,884
Beverages (4.5%)
Coca-Cola Co. (The) 2.98%, due 07/01/2005	10,000	10,000
PepsiCo, Inc.–144A 3.03%, due 07/05/2005	15,000	14,995
Business Credit Institutions (5.6%)
Paccar Financial Corp. 3.05%, due 07/22/2005 3.13%, due 08/10/2005 3.12%, due 08/11/2005 3.14%, due 08/16/2005	5,300 11,300 8,200 6,200	5,291 11,261 8,171 6,175
Chemicals & Allied Products (4.7%)
Procter & Gamble Co.–144A 3.03%, due 07/20/2005 3.14%, due 08/17/2005 3.14%, due 08/18/2005 3.16%, due 08/23/2005	8,800 6,200 6,000 5,225	8,786 6,175 5,975 5,201
Commercial Banks (24.6%)
Bank of America Corp. 3.33%, due 09/19/2005	9,000	8,933
Barclays U.S. Funding Corp. 3.05%, due 07/07/2005 3.09%, due 07/11/2005 3.39%, due 09/26/2005	8,500 7,900 2,900	8,496 7,893 2,876
Nestle Capital Corp.–144A 3.10%, due 08/02/2005 3.33%, due 09/01/2005 3.33%, due 09/20/2005	11,000 5,707 10,000	10,970 5,674 9,925
Old Line Funding Corp.–144A 3.05%, due 07/05/2005 3.13%, due 07/18/2005 3.13%, due 07/20/2005 3.15%, due 07/20/2005 3.13%, due 07/25/2005	8,300 5,500 5,500 1,000 5,675	8,297 5,492 5,491 998 5,663
Ranger Funding Co. LLC–144A 3.08%, due 07/08/2005 3.15%, due 07/15/2005	8,000 9,790	7,995 9,778
State Street Corp. 3.14%, due 07/14/2005 3.14%, due 07/28/2005 3.14%, due 07/29/2005	9,625 8,700 8,200	9,614 8,679 8,180

	Principal	Value
Commercial Banks (continued)
UBS Finance Delaware LLC 3.19%, due 08/25/2005	$8,400	$8,359
USAA Capital Corp. 3.25%, due 07/12/2005	3,385	3,382
Department Stores (4.8%)
Wal-Mart Stores, Inc.–144A 3.05%, due 07/08/2005 10,000 9,994 3.22%, due 08/09/2005 6,550 6,527 3.33%, due 09/07/2005	10,000	9,937
Holding & Other Investment Offices (6.4%)
CAFCO LLC–144A 3.04%, due 07/12/2005 8,000 7,993 3.14%, due 08/04/2005 14,000 13,958 3.14%, due 08/09/2005	7,500	7,474
Toronto-Dominion Holdings USA, Inc.–144A 3.16%, due 08/15/2005	5,925	5,902
Insurance (3.9%)
Metlife Funding, Inc. 3.27%, due 07/27/2005 11,425 11,398 3.31%, due 08/23/2005	10,000	9,951
Oil & Gas Extraction (5.5%)
Total Capital SA–144A 3.04%, due 07/11/2005 10,250 10,241 3.06%, due 07/18/2005 10,000 9,986 3.06%, due 07/19/2005	10,500	10,484
Personal Credit Institutions (14.4%)
American Honda Finance Corp. 3.00%, due 07/06/2005 6,700 6,697 3.04%, due 07/07/2005 8,000 7,996 3.06%, due 07/13/2005 6,900 6,893 3.12%, due 08/03/2005	5,400	5,385
General Electric Capital Corp. 3.05%, due 07/08/2005 9,900 9,894 3.12%, due 08/03/2005 7,000 6,980 3.29%, due 09/08/2005 5,000 4,968 3.31%, due 09/13/2005	4,380	4,350
Toyota Motor Credit Corp. 3.02%, due 07/12/2005 9,000 8,992 3.05%, due 07/21/2005 11,500 11,481 3.23%, due 08/15/2005	6,500	6,474
Printing & Publishing (2.0%)
Gannett Co., Inc.–144A 3.21%, due 07/28/2005	11,000	10,974

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

2

Transamerica Money Market

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2005
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
Security & Commodity Brokers (4.4%)
Goldman Sachs Group, Inc.
3.10%, due 07/13/2005	$10,400	$10,389
3.10%, due 07/14/2005	7,250	7,242
3.10%, due 07/15/2005	6,900	6,892
Wholesale Trade Durable Goods (0.9%)
Procter & Gamble Co.–144A 3.03%, due 07/19/2005	5,000	4,992
Total Commercial Paper (cost: $456,053)		456,053
SHORT-TERM OBLIGATIONS (3.2%)
Commercial Banks (2.0%)
UBS Finance Delaware LLC 3.12%, due 07/27/2005	11,000	10,975
Food & Kindred Products (1.2%)
Hershey Co. (The) 6.70%, due 10/01/2005	6,600	6,652
Total Short-Term Obligations (cost: $17,627)		17,627
CERTIFICATES OF DEPOSIT (14.9%)
Barclays Bank PLC 3.17%, due 08/10/2005	7,000	7,000

	Principal	Value
Canadian Imperial Bank of Commerce
3.20%, due 08/22/2005	$7,750	$7,750
3.28%, due 08/24/2005	3,150	3,150
3.33%, due 08/29/2005	7,000	7,000
3.41%, due 09/21/2005	9,000	9,000
Toronto Dominion Bank, Ltd. 3.02%, due 07/06/2005 10,000 10,000 3.09%, due 07/25/2005 7,700 7,700 3.09%, due 07/26/2005	7,000	7,000
Wells Fargo Bank NA 3.00%, due 07/01/2005 3.27%, due 07/22/2005 3.27%, due 08/02/2005	9,400 6,630 8,000	9,400 6,630 8,000
Total Certificates Of Deposit (cost: $82,630)		82,630
Total Investment Securities (cost: $556,310)		$556,310
SUMMARY:
Investments, at value	100.3%	$556,310
Liabilities in excess of other assets	(0.3)%	(1,427)
Net assets	100.0%	$554,883

DEFINITIONS:

144A  144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2005, these securities aggregated $222,761 or 40.1% of the net assets of the Fund.

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

3

Transamerica Money Market

STATEMENT OF ASSETS AND LIABILITIES
At June 30, 2005
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
Investment securities, at value (cost: $556,310)	$556,310
Cash	154
Receivables:
Shares sold	335
Interest	330
557,129
Liabilities:
Accounts payable and accrued liabilities:
Shares redeemed	2,055
Management and advisory fees	163
Service fees	6
Other	22
2,246
Net Assets	$554,883
Net Assets Consist of:
Capital stock, 2,500,000 shares authorized ($.01 par value)	$5,549
Additional paid-in capital	549,334
Net Assets	$554,883
Net Assets by Class:
Initial Class	$526,749
Service Class	28,134
Shares Outstanding:
Initial Class	526,749
Service Class	28,134
Net Asset Value and Offering Price Per Share:
Initial Class	$1.00
Service Class	1.00

STATEMENT OF OPERATIONS
For the period ended June 30, 2005
(all amounts in thousands)
(unaudited)

Investment Income:
Interest	$7,785
Expenses:
Management and advisory fees	986
Printing and shareholder reports	22
Custody fees	24
Administration fees	56
Legal fees	3
Audit fees	7
Trustees fees	10
Other	3
Service fees:
Service Class	32
Total expenses	1,143
Net Investment Income (Loss)	6,642
Net Increase (Decrease) in Net Assets Resulting from Operations	$6,642

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

4

Transamerica Money Market

STATEMENTS OF CHANGES IN NET ASSETS
For the period or year ended
(all amounts in thousands)

	June 30, 2005 (unaudited)	December 31, 2004
Increase (Decrease) in Net Assets From:
Operations:
Net investment income (loss)	$6,642	$6,616
	6,642	6,616
Distributions to Shareholders:
From net investment income:
Initial Class	(6,370)	(6,481)
Service Class	(272)	(135)
	(6,642)	(6,616)
Proceeds from shares sold:
Initial Class	257,739	645,194
Service Class	42,850	70,586
	300,589	715,780
Dividends and distributions reinvested:
Initial Class	6,398	6,461
Service Class	273	135
	6,671	6,596
Cost of shares redeemed:
Initial Class	(234,209)	(752,346)
Service Class	(33,919)	(58,382)
	(268,128)	(810,728)
	39,132	(88,352)
Net increase (decrease) in net assets	39,132	(88,352)
Net Assets:
Beginning of period	515,751	604,103
End of period	$554,883	$515,751

	June 30, 2005 (unaudited)	December 31, 2004
Share Activity:
Shares issued:
Initial Class	257,739	645,194
Service Class	42,850	70,586
	300,589	715,780
Shares issued–reinvested from distributions:
Initial Class	6,398	6,461
Service Class	273	135
	6,671	6,596
Shares redeemed:
Initial Class	(234,209)	(752,346)
Service Class	(33,919)	(58,382)
	(268,128)	(810,728)
Net increase (decrease) in shares outstanding:
Initial Class	29,928	(100,691)
Service Class	9,204	12,339
	39,132	(88,352)

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

5

Transamerica Money Market

FINANCIAL HIGHLIGHTS
(unaudited for the period ended June 30, 2005)

		For a share outstanding throughout each period (a)
		Net Asset	Investment Operations			Distributions			Net Asset
	For the Period Ended (b)	Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total Operations	From Net Investment Income	From Net Realized Gains	Total Distributions	Value, End of Period
Initial Class	6/30/2005	$1.00	$0.010	$–	$0.010	$(0.010)	$–	$(0.010)	$1.00
	12/31/2004	1.00	0.010	–	0.010	(0.010)	–	(0.010)	1.00
	12/31/2003	1.00	0.010	–	0.010	(0.010)	–	(0.010)	1.00
	12/31/2002	1.00	0.010	–	0.010	(0.010)	–	(0.010)	1.00
	12/31/2001	1.00	0.040	–	0.040	(0.040)	–	(0.040)	1.00
	12/31/2000	1.00	0.060	–	0.060	(0.060)	–	(0.060)	1.00
Service Class	6/30/2005	1.00	0.010	–	0.010	(0.010)	–	(0.010)	1.00
	12/31/2004	1.00	0.010	–	0.010	(0.010)	–	(0.010)	1.00
	12/31/2003	1.00	–	–	–	–	–	–	1.00

			Ratios/Supplemental Data
	For the Period	Total	Net Assets, End of Period	Ratio of Expenses to Average Net Assets (f)		Net Investment Income (Loss) to Average
	Ended (b)	Return (c)(g)	(000's)	Net (d)	Total (e)	Net Assets (f)
Initial Class	6/30/2005	1.17%	$526,749	0.39%	0.39%	2.37%
	12/31/2004	0.99	496,821	0.39	0.39	1.00
	12/31/2003	0.81	597,512	0.38	0.38	0.78
	12/31/2002	1.44	584,061	0.41	0.41	1.42
	12/31/2001	4.01	467,311	0.44	0.44	3.70
	12/31/2000	6.15	319,945	0.44	0.44	5.97
Service Class	6/30/2005	1.05	28,134	0.64	0.64	2.15
	12/31/2004	0.72	18,930	0.64	0.64	0.87
	12/31/2003	0.30	6,591	0.64	0.64	0.44

NOTES TO FINANCIAL HIGHLIGHTS

(a)  Per share information is calculated based on average number of shares outstanding.

(b)  Transamerica Money Market (the "Fund") commenced operations on:

Initial Class – October 2, 1986
Service Class – May 1, 2003

(c)  Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.

(d)  Ratio of Net Expenses to Average Net Assets is net of fee waivers and reimbursements by the investment adviser, if any (see note 2).

(e)  Ratio of Total Expenses to Average Net Assets includes all expenses before fee waivers and reimbursements by the investment adviser.

(f)  Annualized.

(g)  Not annualized for periods of less than one year.

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

6

Transamerica Money Market

NOTES TO FINANCIAL STATEMENTS
At June 30, 2005
(all amounts in thousands)
(unaudited)

NOTE 1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The AEGON/Transamerica Series Trust ("ATST") is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. ATST serves as a funding vehicle for variable life insurance, variable annuity and group annuity products. Transamerica Money Market ("the Fund"), part of ATST, began operations on October 2, 1986.

Effective May 1, 2005, AEGON/Transamerica Series Fund, Inc. changed its name to AEGON/Transamerica Series Trust.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties, which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

See the Prospectus and Statement of Additional Information for a description of the Fund's investment objective.

In preparing the Fund's financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP"), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following policies were consistently followed by the Fund, in accordance with GAAP.

Multiple class operations and expenses: The Fund currently offers two classes of shares, an Initial Class and a Service Class. Income, non-class specific expenses and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

Pricing of shares: The Fund prices its shares on the basis of the net asset value of each class of shares of the Fund, which is determined as of the close of the New York Stock Exchange ("NYSE") (generally 4:00 p.m. Eastern Time) on each day on which the NYSE is open for trading.

Securities valuations: As permitted under Rule 2a-7 of the 1940 Act, the securities held by the Fund are valued on the basis of amortized cost, which approximates market value.

Cash: The Fund may leave cash overnight in its cash account with the custodian, Investors Bank & Trust Company ("IBT"). IBT has been contracted on behalf of the Fund to invest the excess cash into a savings account, which at June 30, 2005, was paying an interest rate of 2.02%.

Throughout the six months, the Fund may have a cash overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Dividend distributions: Dividends and capital gains distributions are typically declared and reinvested annually and are generally paid and reinvested on the business day following the ex-date.

NOTE 2.  RELATED PARTY TRANSACTIONS

Transamerica Fund Advisors, Inc. ("TFAI") is the Fund's investment adviser. Transamerica Fund Services, Inc. ("TFS") is the Fund's administrator and transfer agent. AFSG Securities Corp. ("AFSG") is the Fund's distributor. AFSG is 100% owned by AUSA Holding Company ("AUSA"). TFAI is a directly owned subsidiary of Western Reserve Life Assurance Co. of Ohio ("WRL") (78%) and AUSA (22%). TFS is a wholly owned subsidiary of WRL (50%) and AUSA (50%). AUSA and WRL are wholly owned indirect subsidiaries of AEGON, NV, a Netherlands corporation.

Effective January 1, 2005 AEGON/Transamerica Fund Advisors, Inc. ("ATFA") was renamed Transamerica Fund Advisors, Inc. ("TFAI"); AEGON/Transamerica Fund Services, Inc. ("ATFS") and AEGON/Transamerica Investor Services, Inc. ("ATIS") merged into one entity and was renamed Transamerica Fund Services, Inc. ("TFS").

Certain officers and trustees of the Fund are also officers and/or trustees of TFAI, TFS, AFSG and WRL. No affiliated officer or trustee receives any compensation directly from the Fund.

Transamerica Investment Management, LLC is both an affiliate of the Fund and a sub-adviser to the Fund.

The following schedule reflects the percentage of fund assets owned by affiliated mutual funds (i.e. through the asset allocation funds):

	Net Assets	% of Net Assets
Asset Allocation–Conservative Portfolio	$33,559	6.05%
Asset Allocation–Moderate Portfolio	75,367	13.58%
Asset Allocation–Moderate Growth Portfolio	19,993	3.60%
Select + Aggressive	17	–%
Select + Conservative	197	0.04%
Select + Growth & Income	281	0.05%
Total	$129,414	23.32%

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

7

Transamerica Money Market

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2005
(all amounts in thousands)
(unaudited)

NOTE 2.–(continued)

Investment advisory fee: The Fund pays management fees to TFAI based on average daily net assets ("ANA") at the following breakpoints:

0.35% of ANA

TFAI has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

0.57% Expense Limit

If total fund expenses fall below the annual expense limitation agreement agreed to by the adviser within the succeeding three years, the Fund may be required to pay that adviser a portion or all of the waived advisory fees.

There are no amounts available for recapture at June 30, 2005.

Distribution and service fees: The Fund adopted a distribution plan ("Distribution Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. Pursuant to the Distribution Plan, ATST entered into a Distribution Agreement with AFSG effective May 1, 1999.

Under the Distribution Plan and Distribution Agreement on the Initial Class shares, AFSG, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund's shares, amounts equal to actual expenses associated with distributing the shares.

The Distribution Plan on the Service Class shares requires ATST to pay distribution fees to AFSG as compensation for its activities, not as reimbursement for specific expenses. The fee on the Service Class is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Fund is authorized under the 12b-1 plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%

AFSG has determined that it will not seek payment by the Fund of the distribution expenses incurred with respect to the Initial Class shares before April 30, 2006. Prior to AFSG seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Fund will pay fees relating to Service Class shares.

Administrative services: The Fund has entered into an agreement with TFS for financial and legal fund administration services, which includes such items as compliance, expenses, financial statements and other reporting, distributions, tax returns, prospectus preparation, board of trustees meeting support, transfer agency and other legal matters. As of The Fund pays TFS an annual fee of 0.02% of average net assets. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.

Deferred compensation plan: Each eligible Fund Trustee may elect participation in the Deferred Compensation Plan for Trustees of ATST ("the Plan"). Under the Plan, such Trustees may defer payment of a percentage of their total fees earned as a Fund Trustee. These deferred amounts may be invested in any portfolio of Transamerica IDEX Mutual Funds, an affiliate of the Fund. At June 30, 2005, the value of invested plan amount was $26. Invested plan amounts and the total liability for deferred compensation to the Trustees under the Plan at June 30, 2005, are included in Net Assets in the accompanying Statement of Assets and Liabilities.

NOTE 3.  FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, excise taxes and distributions payable.

The aggregate cost of investments and composition of unrealized appreciation (depreciation) for federal income tax purposes as of June 30, 2005, are as follows:

Federal Tax Cost Basis	$556,310
Unrealized Appreciation	$–
Unrealized (Depreciation)	–
Net Unrealized Appreciation (Depreciation)	$–

NOTE 4.  REGULATORY PROCEEDINGS

There continues to be significant federal and state regulatory activity relating to financial services companies, particularly mutual fund companies and their investment advisers. As part of an ongoing investigation regarding potential market timing, recordkeeping and trading compliance issues and matters affecting the Fund's investment adviser, TFAI, and certain employees and affiliates of TFAI, the SEC staff has indicated that it is likely to take some action against TFAI and certain of its affiliates at the conclusion of the investigation. The potential timing and the scope of any such action is difficult to predict. Although the impact of any action brought against TFAI and/or its affiliates is difficult to assess at the present time, the Fund

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

8

Transamerica Money Market

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2005
(all amounts in thousands)
(unaudited)

NOTE 4.–(continued)

currently believes that the likelihood that any such action will have a material adverse impact on it is remote. It is important to note that the Fund is not aware of any allegation of wrongdoing against it and its Board at the time this semiannual report is printed. Although it is not anticipated that these developments will have an adverse impact on the Fund, there can be no assurance at this time. TFAI and its affiliates are actively working with the SEC in regard to this matter; however, the exact resolution cannot be determined at this time. TFAI will take such actions that it deems necessary or appropriate to continue providing management services to the Fund and to bring all matters to an appropriate conclusion. TFAI and/or its affiliates, and not the Fund, will bear the costs regarding these regulatory matters.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

9

Transamerica Money Market

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS – REVIEW AND RENEWAL (unaudited)

At a meeting of the Board of Trustees of AEGON/Transamerica Series Trust ("ATST") held on October 6, 2004, the Board considered and approved the renewal for a one-year period of the Investment Advisory Agreement between Transamerica Money Market Portfolio (the "Portfolio") and Transamerica Fund Advisors, Inc. ("TFAI") as well as the Investment Sub-Advisory Agreement of the Portfolio between TFAI and Transamerica Investment Management, LLC (the "Sub-Adviser"). In approving the renewal of these agreements, the Board concluded that the Investment Advisory and Investment Sub-Advisory Agreements enable shareholders of the Portfolio to obtain high quality services at a cost that is appropriate, reasonable, and in the best interests of shareholders based upon the following determinations, among others:

The nature, extent and quality of the advisory service to be provided. The Board considered the nature and quality of the services provided by TFAI and the Sub-Adviser to the Portfolio in the past, as well as the services anticipated to be provided in the future. The Board concluded that TFAI and the Sub-Adviser are capable of providing high quality services to the Portfolio, as indicated by TFAI's management capabilities demonstrated with respect to the Portfolio and other portfolios managed by TFAI, TFAI's management oversight process, the professional qualifications and experience of the Sub-Adviser's portfolio management team, and the Portfolio's investment performance. The Board also concluded that TFAI and the Sub-Adviser would provide the same quality and quantity of investment management and related services as before, that these services are appropriate in scope and extent in light of the Portfolio's operations, the competitive landscape of the investment company business and investor needs, and that TFAI's and the Sub-Adviser's obligations will remain the same in all respects.

The investment performance of the Portfolio. The Board concluded, based in particular on information provided by Lipper Analytics, that the Portfolio's investment performance was competitive or superior relative to comparable portfolios over trailing one-, two-, three-, and five-year periods. On the basis of the Trustees' assessment of the nature, extent and quality of investment advisory and related services to be provided or procured by TFAI and the Sub-Adviser, the Trustees concluded that TFAI and the Sub-Adviser were capable of generating a level of long-term investment performance that is appropriate in light of the Portfolio's investment objective, policies and strategies and competitive with many other investment companies.

The cost of advisory services provided and the level of profitability. On the basis of the Board's review of the fees to be charged by TFAI and the Sub-Adviser for investment advisory and related services, TFAI's financial statements, the fees paid by TFAI to the Sub-Adviser, TFAI's estimated net management income resulting from its management of the Portfolio, the estimated profitability of TFAI's relationships with the Portfolio and ATST, and the estimated profitability of the Sub-Adviser's relationship with the Portfolio, the Board concluded that the level of investment advisory fees and the profitability is appropriate in light of the services provided, the management fees and overall expense ratios of comparable investment companies, and the anticipated profitability of the relationship between the Portfolio, TFAI and the Sub-Adviser. Further, on the basis of comparative information supplied by Lipper Analytics, the Board determined that the advisory fees and estimated overall expense ratio of the Portfolio were consistent with industry averages.

The extent to which economies of scale would be realized as the Portfolio grows and whether fee levels reflect these economies of scale for the benefit of Portfolio investors. The Board concluded that the advisory fees appropriately reflect the Portfolio's current size, the current economic environment for TFAI, and the competitive nature of the investment company market. While the investment advisory fees do not reduce should Portfolio assets grow meaningfully, the Board determined that the investment advisory fees already reflect potential future economies of scale to some extent by virtue of their competitive levels determined with reference to industry standards as reported by Lipper Analytics and the estimated profitability at current or foreseeable asset levels. In addition, the Board noted that it will have the opportunity to periodically re-examine whether the Portfolio has achieved economies of scale, as well as the appropriateness of advisory fees payable to TFAI and the Sub-Adviser, in the future.

Benefits (such as soft dollars) to TFAI or the Sub-Adviser from its relationship with the Portfolio. The Board concluded that other benefits derived by TFAI or the Sub-Adviser from its relationship with the Portfolio are reasonable and fair, and are consistent with industry practice and the best interests of the Portfolio and its shareholders. In this regard, the Board noted that neither TFAI nor the Sub-Adviser realize "soft dollar" benefits from its relationship with the Portfolio.

Other considerations. The Board also determined that TFAI had made a substantial commitment to the recruitment and retention of high quality personnel, and maintained the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and its shareholders. The Trustees also concluded that TFAI had made a significant entrepreneurial commitment to the management and success of the Portfolio, reflected by TFAI's expense limitation and fee waiver arrangement with the Portfolio, which may result in TFAI waiving a substantial amount of advisory fees for the benefit of shareholders.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

10

Transamerica Money Market

SUPPLEMENTAL INFORMATION (unaudited)
RESULTS OF SHAREHOLDER PROXY

At a special meeting of shareholders held on April 19, 2005, the results of the Proposals were as follows:

Proposal 1:  Approval of an Agreement and Plan of Reorganization pursuant to which AEGON/Transamerica Series Fund, Inc. will reorganize as a Delaware statutory trust.

For	Against	Abstentions/Broker Non-Votes
366,381,316.450	11,966,212.369	31,342,724.291

Proposal 2:  Approval of changes to the fundamental investment restrictions of Transamerica Money Market as follows:

A. Diversification	For	Against	Abstentions/Broker Non-Votes
	380,350,783.679	28,013,227.248	1,326,242.183
B. Borrowing	For	Against	Abstentions/Broker Non-Votes
	379,184,258.528	29,179,752.399	1,326,242.183
C. Senior Securities	For	Against	Abstentions/Broker Non-Votes
	380,465,812.316	27,898,198.611	1,326,242.183
D. Underwriting Securities	For	Against	Abstentions/Broker Non-Votes
	380,079,265.379	28,284,745.548	1,326,242.183
E. Real Estate	For	Against	Abstentions/Broker Non-Votes
	378,952,162.717	29,411,848.210	1,326,242.183
F. Making Loans	For	Against	Abstentions/Broker Non-Votes
	377,866,067.584	30,497,943.343	1,326,242.183
G. Concentration	For	Against	Abstentions/Broker Non-Votes
	379,044,985.254	29,319,025.673	1,326,242.183
H. Commodities	For	Against	Abstentions/Broker Non-Votes
	379,611,053.228	28,752,957.699	1,326,242.183

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

11

Transamerica Small/Mid Cap Value

UNDERSTANDING YOUR FUND'S EXPENSES
(unaudited)

SHAREHOLDER EXPENSES

The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at January 1, 2005 and held for the entire period until June 30, 2005.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, note that the expenses shown in the table are meant to highlight your ongoing costs and do not reflect any transaction costs.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period (a)
Initial Class
Actual	$1,000.00	$1,047.20	0.84%	$4.26
Hypothetical (b)	1,000.00	1,020.60	0.84	4.21
Service Class
Actual	1,000.00	1,046.10	1.11	5.63
Hypothetical (b)	1,000.00	1,019.30	1.11	5.56

(a)  Expenses are calculated using each Fund's annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by number of days in the period (181 days), and divided by the number of days in the year (365 days).

(b)  5% return per year before expenses.

GRAPHICAL PRESENTATION OF SCHEDULE OF INVESTMENTS
By Sector
At June 30, 2005

This chart shows the percentage breakdown by sector of the Fund's total investment securities.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

1

Transamerica Small/Mid Cap Value

SCHEDULE OF INVESTMENTS
At June 30, 2005
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
COMMON STOCKS (98.4%)
Apparel Products (0.9%)
True Religion Apparel, Inc. (a)(b)	285,000	$3,904
Chemicals & Allied Products (7.0%)
Crompton Corp.	300,000	4,245
Georgia Gulf Corp.	160,000	4,968
Lubrizol Corp.	180,000	7,562
Olin Corp. (b)	485,000	8,846
PolyOne Corp. (a)	555,560	3,678
Commercial Banks (5.7%)
Corus Bankshares, Inc.	140,000	7,769
Hibernia Corp.-Class A	237,300	7,874
North Fork Bancorp, Inc.	283,878	7,974
Computer & Data Processing Services (3.2%)
ActivCard Corp. (a)	175,800	803
Fair Isaac Corp.	240,000	8,760
Sabre Holdings Corp. (b)	183,200	3,655
Computer & Office Equipment (1.1%)
Hypercom Corp. (a)	725,000	4,691
Construction (3.0%)
Chemed Corp.	310,000	12,673
Electric, Gas & Sanitary Services (0.8%)
ALLETE, Inc.	66,666	3,327
Electronic & Other Electric Equipment (4.9%)
Acuity Brands, Inc.	300,000	7,707
Genlyte Group, Inc. (a)	260,000	12,672
Electronic Components & Accessories (1.6%)
Advanced Energy Industries, Inc. (a)	400,000	3,144
OSI Systems, Inc. (a)(b)	232,800	3,676
Environmental Services (2.3%)
Republic Services, Inc.	265,000	9,543
Food & Kindred Products (1.5%)
Hercules, Inc. (a)	356,600	5,046
TreeHouse Foods, Inc. (a)	47,000	1,340
Furniture & Fixtures (1.1%)
Furniture Brands International, Inc. (b)	220,000	4,754
Gas Production & Distribution (1.7%)
KeySpan Corp. (b)	175,000	7,122
Health Services (2.4%)
LifePoint Hospitals, Inc. (a)(b)	200,000	10,104
Holding & Other Investment Offices (7.2%)
Annaly Mortgage Management, Inc. REIT (b)	400,000	7,172

	Shares	Value
Holding & Other Investment Offices (continued)
Education Realty Trust, Inc. REIT	325,000	$5,947
LTC Properties, Inc. REIT	450,000	9,315
Omega Healthcare Investors, Inc. REIT	291,000	3,742
Parkway Properties, Inc. REIT	79,000	3,951
Hotels (2.4%)
Host Marriott Corp. (b)	570,000	9,975
Industrial Machinery & Equipment (2.6%)
Cooper Cameron Corp. (a)	45,800	2,842
Grant Prideco, Inc. (a)	167,010	4,417
Terex Corp. (a)	95,700	3,771
Insurance (6.3%)
AMBAC Financial Group, Inc.	120,000	8,371
HCC Insurance Holdings, Inc.	245,000	9,278
PartnerRe, Ltd.	135,000	8,697
Management Services (2.1%)
FTI Consulting, Inc. (a)(b)	415,000	8,674
Medical Instruments & Supplies (2.2%)
Orthofix International NV (a)	210,000	9,038
Oil & Gas Extraction (19.6%)
Chesapeake Energy Corp.	502,900	11,466
Global Industries, Ltd. (a)	478,225	4,065
GlobalSantaFe Corp.	260,000	10,608
Noble Energy, Inc.	95,000	7,187
Parker Drilling Co. (a)	902,600	6,327
Patterson-UTI Energy, Inc.	371,240	10,332
Pioneer Drilling Co. (a)	562,500	8,584
Superior Energy Services, Inc. (a)	830,000	14,774
Todco–Class A (a)	325,150	8,347
Petroleum Refining (2.5%)
Murphy Oil Corp. (a)	200,000	10,446
Pharmaceuticals (0.6%)
ARIAD Pharmaceuticals, Inc. (a)(b)	360,000	2,398
Primary Metal Industries (1.4%)
Lone Star Technologies, Inc. (a)	125,800	5,724
Radio & Television Broadcasting (0.2%)
Citadel Broadcasting Corp. (a)(b)	89,700	1,027
Retail Trade (2.1%)
Sports Authority, Inc. (The) (a)(b)	280,000	8,904
Savings Institutions (0.9%)
Partners Trust Financial Group, Inc.	350,000	3,738
Telecommunications (2.3%)
Citizens Communications Co. (b)	700,000	9,408

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

2

Transamerica Small/Mid Cap Value

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2005
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
Trucking & Warehousing (3.0%)
Overnite Corp.	114,900	$4,938
Yellow Roadway Corp. (a)(b)	151,100	7,676
Water Transportation (3.8%)
Aries Maritime Transport, Ltd. (a)(b)	992,000	12,400
DryShips, Inc. (b)	220,000	3,632
Wholesale Trade Nondurable Goods (2.0%)
Dean Foods Co. (a)	235,000	8,281
Total Common Stocks (cost: $342,783)		411,289
	Principal	Value
SECURITY LENDING COLLATERAL (16.9%)
Debt (14.9%)
Bank Notes (0.8%)
Bank of America 3.27%, due 07/18/2005 (c)	$680	$680
3.27%, due 08/30/2005 (c)	792	792
Bear Stearns & Co. 3.57%, due 09/08/2005 (c)	1,020	1,020
3.57%, due 12/06/2005 (c)	340	340
Credit Suisse First Boston Corp. 3.15%, due 09/09/2005 (c)	340	340
3.44%, due 03/10/2006 (c)	340	340
Certificates Of Deposit (0.3%)
Canadian Imperial Bank of Commerce 3.40%, due 11/04/2005 (c)	369	369
3.41%, due 05/18/2006 (c)	850	850
Commercial Paper (2.8%)
Compass Securitization–144A 3.27%, due 07/22/2005	590	590
Fairway Finance Corp.–144A 3.27%, due 07/28/2005	850	850
General Electric Capital Corp. 3.25%, due 07/08/2005	1,010	1,010
Grampian Funding LLC–144A 3.28%, due 07/13/2005	680	680
Greyhawk Funding LLC–144A 3.31%, due 08/09/2005	850	850
Jupiter Securitization Corp.–144A 3.28%, due 08/02/2005	1,694	1,694
Morgan Stanley Dean Witter & Co. 3.52%, due 12/07/2005 (c)	2,210	2,210
3.51%, due 12/09/2005 (c)	2,142	2,142
Park Avenue Receivables Corp.–144A 3.23%, due 07/20/2005	376	376
Preferred Receivables Corp.–144A 3.28%, due 07/08/2005	969	969

	Principal	Value
Commercial Paper (continued)
Ranger Funding Co LLC–144A 3.26%, due 07/07/2005	$340	$340
Euro Dollar Overnight (1.9%)
Bank of Montreal 3.01%, due 07/01/2005	1,567	1,567
BNP Paribas 3.00%, due 07/01/2005	925	925
Calyon 3.09%, due 07/01/2005	821	821
3.31%, due 07/01/2005	850	850
Fortis Bank 3.11%, due 07/05/2005	116	116
3.27%, due 07/07/2005	850	850
National Australia Bank 3.38%, due 07/01/2005	1,700	1,700
3.26%, due 07/06/2005	156	156
Rabobank Nederland 3.35%, due 07/01/2005	850	850
Euro Dollar Terms (4.5%)
ABN Amro Bank NV 3.25%, due 08/05/2005	680	680
Bank of Nova Scotia 3.11%, due 07/11/2005	1,187	1,187
3.16%, due 07/15/2005	850	850
Barclays 3.16%, due 07/14/2005	510	510
3.25%, due 07/27/2005	1,020	1,020
Citigroup 3.09%, due 07/22/2005	612	612
Dexia Group 3.21%, due 07/20/2005	680	680
3.24%, due 07/21/2005	535	535
First Tennessee National Corp. 3.22%, due 08/09/2005	170	170
Fortis Bank 3.25%, due 08/04/2005	17	17
HBOS Halifax Bank of Scotland 3.15%, due 08/08/2005	340	340
Nordea Bank Finland PLC (NY Branch) 3.24%, due 08/03/2005	680	680
Rabobank Nederland 3.25%, due 08/08/2005	850	850
Royal Bank of Canada 3.25%, due 08/05/2005	816	816
Royal Bank of Scotland 3.29%, due 07/12/2005	2,550	2,550
3.25%, due 08/04/2005	680	680
3.31%, due 08/09/2005	1,057	1,057

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

3

Transamerica Small/Mid Cap Value

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2005
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
Euro Dollar Terms (continued)
Societe Generale 3.28%, due 08/01/2005	$1,666	$1,666
The Bank of the West 3.27%, due 07/27/2005	110	110
Toronto Dominion Bank 3.25%, due 08/02/2005	1,020	1,020
Wells Fargo & Co. 3.27%, due 07/21/2005	1,382	1,382
3.27%, due 08/01/2005	1,191	1,191
Promissory Notes (0.0%)
Goldman Sachs Group Inc. 3.32%, due 12/28/2005	136	136
Repurchase Agreements (4.6%) (d)
Credit Suisse First Boston Corp. 3.48%, Repurchase Agreement dated 06/30/2005 to be repurchased at $4,193 on 07/01/2005	4,192	4,192
Goldman Sachs Group, Inc. (The) 3.48%, Repurchase Agreement dated 06/30/2005 to be repurchased at $8,359 on 07/01/2005	8,358	8,358
Lehman Brothers, Inc. 3.48%, Repurchase Agreement dated 06/30/2005 to be repurchased at $340 on 07/01/2005	340	340
Merrill Lynch & Co. 3.48%, Repurchase Agreement dated 06/30/2005 to be repurchased at $3,709 on 07/01/2005	3,709	3,709
Morgan Stanley Dean Witter & Co. 3.54%, Repurchase Agreement dated 06/30/2005 to be repurchased at $2,550 on 07/01/2005	2,550	2,550

	Shares	Value
Investment Companies (2.0%)
Money Market Funds (2.0%)
American Beacon Funds 1-day yield of 3.18%	910,024	$910
Barclays Global Investors Institutional Money Market Fund 1-day yield of 3.25%	3,730,651	3,731
Goldman Sachs Financial Square Prime Obligations Fund 1-day yield of 3.08%	55,273	55
Merrimac Cash Fund, Premium Class 1-day yield of 3.04% (e)	3,491,673	3,492
Total Security Lending Collateral (cost: $70,353)		70,353
Total Investment Securities (cost: $413,136)		$481,642

SUMMARY:

Investments, at value	115.3%	$481,642
Liabilities in excess of other assets	(15.3)%	(63,735)
Net assets	100.0%	$417,907

NOTES TO SCHEDULE OF INVESTMENTS:

(a)  No dividends were paid during the preceding twelve months.

(b)  At June 30, 2005, all or a portion of this security is on loan (see Note 1). The value at June 30, 2005, of all securities on loan is $67,203.

(c)  Floating or variable rate note. Rate is listed as of June 30, 2005.

(d)  Cash collateral for the Repurchase Agreements, valued at $19,532, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00%–10.325% and 9/15/2005–12/31/2049, respectively.

(e)  Regulated investment company advised by Investors Bank and Trust Co. ("IBT"). IBT is also the accounting, custody and lending agent for the Fund.

DEFINITIONS:

144A  144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2005, these securities aggregated $6,349 or 1.5% of the net assets of the Fund.

REIT  Real Estate Investment Trust

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

4

Transamerica Small/Mid Cap Value

STATEMENT OF ASSETS AND LIABILITIES
At June 30, 2005

(all amounts except per share amounts in thousands)
(unaudited)

Assets:
Investment securities, at value (cost: $413,136) (including securities loaned of $67,203)	$481,642
Cash	6,182
Receivables:
Shares sold	156
Interest	62
Dividends	679
488,721
Liabilities:
Accounts payable and accrued liabilities:
Shares redeemed	168
Management and advisory fees	273
Service fees	1
Payable for collateral for securities on loan	70,353
Other	19
70,814
Net Assets	$417,907
Net Assets Consist of:
Capital stock, 50,000 shares authorized ($.01 par value)	$236
Additional paid-in capital	320,830
Undistributed net investment income (loss)	3,387
Undistributed net realized gain (loss) from investment securities	24,948
Net unrealized appreciation (depreciation) on investment securities	68,506
Net Assets	$417,907
Net Assets by Class:
Initial Class	$412,652
Service Class	5,255
Shares Outstanding:
Initial Class	23,265
Service Class	297
Net Asset Value and Offering Price Per Share:
Initial Class	$17.74
Service Class	17.70

STATEMENT OF OPERATIONS
For the period ended June 30, 2005
(all amounts in thousands)

(unaudited)

Investment Income:
Interest	$74
Dividends	2,936
Income from loaned securities-net	338
3,348
Expenses:
Management and advisory fees	1,627
Printing and shareholder reports	13
Custody fees	19
Administration fees	41
Legal fees	2
Audit fees	7
Trustees fees	7
Other	2
Service fees:
Service Class	4
Total expenses	1,722
Net Investment Income (Loss)	1,626
Net Realized and Unrealized Gain (Loss):
Realized Gain (Loss) from investment securities	7,573
Increase (decrease) in unrealized appreciation (depreciation) on investment securities	9,426
Net Gain (Loss) on Investments	16,999
Net Increase (Decrease) in Net Assets Resulting from Operations	$18,625

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

5

Transamerica Small/Mid Cap Value

STATEMENTS OF CHANGES IN NET ASSETS
For the period or year ended
(all amounts in thousands)

	June 30, 2005 (unaudited)	December 31, 2004
Increase (Decrease) in Net Assets From:
Operations:
Net investment income (loss)	$1,626	$1,761
Net realized gain (loss) from investment securities	7,573	44,976
Net unrealized appreciation (depreciation) on investment securities	9,426	10,862
	18,625	57,599
Capital Share Transactions:
Proceeds from shares sold:
Initial Class	9,496	70,081
Service Class	3,942	1,644
	13,438	71,725
Cost of shares redeemed:
Initial Class	(36,344)	(66,556)
Service Class	(334)	(303)
	(36,678)	(66,859)
	(23,240)	4,866
Net increase (decrease) in net assets	(4,615)	62,465
Net Assets:
Beginning of period	422,522	360,057
End of period	$417,907	$422,522
Undistributed Net Investment Income (Loss)	$3,387	$1,761

	June 30, 2005 (unaudited)	December 31, 2004
Share Activity:
Shares issued:
Initial Class	558	4,513
Service Class	232	106
	790	4,619
Shares redeemed:
Initial Class	(2,153)	(4,384)
Service Class	(20)	(21)
	(2,173)	(4,405)
Net increase (decrease) in shares outstanding:
Initial Class	(1,595)	129
Service Class	212	85
	(1,383)	214

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

6

Transamerica Small/Mid Cap Value

FINANCIAL HIGHLIGHTS
(unaudited for the period ended June 30, 2005)

		For a share outstanding throughout each period (a)
		Net Asset	Investment Operations			Distributions			Net Asset
	For the Period Ended (b)	Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total Operations	From Net Investment Income	From Net Realized Gains	Total Distributions	Value, End of Period
Initial Class	6/30/2005	$16.94	$0.07	$0.73	$0.80	$–	$–	$–	$17.74
	12/31/2004	14.56	0.07	2.31	2.38	–	–	–	16.94
	12/31/2003	7.63	(0.05)	6.98	6.93	–	–	–	14.56
	12/31/2002	15.72	(0.05)	(6.24)	(6.29)	–	(1.80)	(1.80)	7.63
	12/31/2001	15.62	(0.03)	4.66	4.63	–	(4.53)	(4.53)	15.72
	12/31/2000	16.51	(0.03)	1.87	1.84	–	(2.73)	(2.73)	15.62
Service Class	6/30/2005	16.92	0.06	0.72	0.78	–	–	–	17.70
	12/31/2004	14.71	0.10	2.11	2.21	–	–	–	16.92

			Ratios/Supplemental Data
	For the Period	Total	Net Assets, End of Period	Ratio of Expenses to Average Net Assets (f)		Net Investment Income (Loss) to Average	Portfolio Turnover
	Ended (b)	Return (c)(g)	(000's)	Net (d)	Total (e)	Net Assets (f)	Rate (g)
Initial Class	6/30/2005	4.72%	$412,652	0.84%	0.84%	0.80%	23%
	12/31/2004	16.35	421,079	0.84	0.84	0.48	139
	12/31/2003	90.83	360,057	0.84	0.84	(0.49)	140
	12/31/2002	(39.46)	224,359	0.88	1.19	(0.45)	133
	12/31/2001	28.79	313,685	0.91	1.18	(0.24)	172
	12/31/2000	11.02	213,086	0.91	1.26	(0.23)	192
Service Class	6/30/2005	4.61	5,255	1.09	1.09	0.68	23
	12/31/2004	15.02	1,443	1.11	1.11	0.94	139

NOTES TO FINANCIAL HIGHLIGHTS

(a)  Per share information is calculated based on average number of shares outstanding.

(b)  Transamerica Small/Mid Cap Value ("the Fund") share classes commenced operations as follows:

Initial Class – May 4, 1993
Service Class – May 3, 2004

(c)  Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.

(d)  For the period ended June 30, 2005 and the years ended December 31, 2004 and 2003, Ratio of Net Expenses to Average Net Assets is net of fee waivers and reimbursements by the investment adviser, if any (see note 2). For the year ended December 31, 2002, Ratio of Net Expenses to Average Net Assets is net of fees paid indirectly. For the year ended December 31, 2001, and prior years, Ratio of Net Expenses to Average Net Assets is net of fees paid indirectly and credits allowed by the custodian.

(e)  Ratio of Total Expenses to Average Net Assets includes all expenses before fee waivers and reimbursements by the investment adviser.

(f)  Annualized.

(g)  Not annualized for periods of less than one year.

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

7

Transamerica Small/Mid Cap Value

NOTES TO FINANCIAL STATEMENTS
At June 30, 2005
(all amounts in thousands)
(unaudited)

NOTE 1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The AEGON/Transamerica Series Trust ("ATST") is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. ATST serves as a funding vehicle for variable life insurance, variable annuity and group annuity products. Transamerica Small/Mid Cap Value ("the Fund"), part of ATST, began operations as part of the Endeavor Series Trust on May 4, 1993. The Fund became part of ATST on May 1, 2002.

Effective May 1, 2005, AEGON/Transamerica Series Fund, Inc. changed its name to AEGON/Transamerica Series Trust.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties, which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

See the Prospectus and Statement of Additional Information for a description of the Fund's investment objective.

In preparing the Fund's financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP"), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following policies were consistently followed by the Fund, in accordance with GAAP.

Multiple class operations and expenses: The Fund currently offers two classes of shares, an Initial Class and a Service Class. Income, non-class specific expenses and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

Pricing of shares: The Fund prices its shares on the basis of the net asset value of each class of shares of the Fund, which is determined as of the close of the New York Stock Exchange ("NYSE") (generally 4:00 p.m. Eastern Time) on each day on which the NYSE is open for trading.

Security valuations: Fund investments traded on an exchange are valued at the closing price on the day of valuation on the exchange where the security is principally traded. With respect to securities traded on the NASDAQ/NMS, such closing price may be the last reported sales price or the NASDAQ official closing price.

Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last quoted bid price.

Debt securities are valued by independent pricing services at the last quoted bid price; however, those that mature in sixty days or less are valued at amortized cost, which approximates market.

Investment company securities are valued at net asset value of the underlying portfolio.

Other securities for which quotations are not readily available are valued at fair market value as determined in good faith using guidelines adopted by the Board of Trustees, under the supervision of the Fund's Valuation Committee. These guidelines may include: the type of security; any restrictions on its resale; financial or business news of the issuer; similar or related securities that are actively trading; related corporate actions; and other significant events occurring after the close of trading in the security.

Cash: The Fund may leave cash overnight in its cash account with the custodian, Investors Bank & Trust Company ("IBT"). IBT has been contracted on behalf of the Fund to invest the excess cash into a savings account, which at June 30, 2005, was paying an interest rate of 2.02%.

Throughout the six months, the Fund may have a cash overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate.

Repurchase agreements: The Fund is authorized to enter into repurchase agreements. The Fund, through IBT, receives delivery of the underlying securities, the value of which at the time of purchase is required to be an amount equal to at least 100% of the resale price. Repurchase agreements involve the risk that the seller will fail to repurchase the security, as agreed. In that case, the Fund will bear the risk of value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, may place security transactions of the Fund with broker/dealers with which ATST has established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions paid by the Fund be used to pay expenses that would otherwise be borne by any other funds within ATST, or by any other party.

Recaptured commissions during the six months ended June 30, 2005, of $52 are included in net realized gains in the Statement of Operations.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

8

Transamerica Small/Mid Cap Value

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2005
(all amounts in thousands)
(unaudited)

NOTE 1.–(continued)

Securities lending: The Fund may lend securities to enhance fund earnings from investing cash collateral in making such loans to qualified borrowers (typically broker/dealers). The Fund has engaged its custodian bank, IBT, as a lending agent to administer its securities lending program. IBT earned $145 of program income for its services. When the Fund makes a security loan, it receives cash collateral as protection against the risk that the borrower will default on the loan, and records an asset for the cash invested collateral and a liability for the return of the collateral.

Loans of securities are required to be secured by collateral at least equal to 102% of the value of the securities at inception of the loan, and not less then 100% thereafter. The Fund may invest cash collateral in short-term money market instruments including: U.S. Treasury Bills, U.S. agency obligations, commercial paper, money market mutual funds, repurchase agreements and other highly rated, liquid investments. During the life of securities loans, the collateral and securities loaned remain subject to fluctuation in value. IBT marks to market securities loaned and the collateral each business day. If additional collateral is due (at least $1), IBT collects additional cash collateral from the borrowers. Although securities loaned will be fully collateralized at all times, IBT may experience delays in, or may be prevented from, recovering the collateral on behalf of the Fund. The Fund may recall a loaned security position at any time from the borrower through IBT. In the event the borrower fails to timely return a recalled security, IBT may indemnify the Fund by purchasing replacement securities for the Fund at its own expense and claiming the collateral to fund such a purchase. IBT absorbs the loss if the collateral value is not sufficient to cover the cost of the replacement securities. If replacement securities are not available, IBT will credit the equivalent cash value to the Fund.

While a security is on loan, the Fund does not have the right to vote that security. However, if time permits, the Fund will attempt to recall a security on loan and vote the proxy.

Income from securities lending is included in the Statement of Operations. The amount of collateral and value of securities on loan are included in the Statement of Assets and Liabilities as well as in the Schedule of Investments.

Real Estate Investment Trusts ("REITs"): There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes and interest rates.

Dividend income is recorded at management's estimate of the income included in distributions from the REIT investments. Distributions received in excess of the estimated amount are recorded as a reduction of the cost of investments. The actual amounts of income, return of capital and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income is recorded on the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Dividend distributions: Dividends and capital gains distributions are typically declared and reinvested annually and are generally paid and reinvested on the business day following the ex-date.

NOTE 2.  RELATED PARTY TRANSACTIONS

Transamerica Fund Advisors, Inc. ("TFAI") is the Fund's investment adviser. Transamerica Fund Services, Inc. ("TFS") is the Fund's administrator and transfer agent. AFSG Securities Corp. ("AFSG") is the Fund's distributor. AFSG is 100% owned by AUSA Holding Company ("AUSA"). TFAI is a directly owned subsidiary of Western Reserve Life Assurance Co. of Ohio ("WRL") (78%) and AUSA (22%). TFS is a wholly owned subsidiary of WRL (50%) and AUSA (50%). AUSA and WRL are wholly owned indirect subsidiaries of AEGON, NV, a Netherlands corporation.

Effective January 1, 2005 AEGON/Transamerica Fund Advisors, Inc. ("ATFA") was renamed Transamerica Fund Advisors, Inc. ("TFAI"); AEGON/Transamerica Fund Services, Inc. ("ATFS") and AEGON/Transamerica Investor Services, Inc. ("ATIS") merged into one entity and was renamed Transamerica Fund Services, Inc. ("TFS").

Transamerica Investment Management, LLC is both an affiliate of the Fund and a sub-adviser to the Fund.

Certain officers and trustees of the Fund are also officers and/or trustees of TFAI, TFS, AFSG and WRL. No affiliated officer or trustee receives any compensation directly from the Fund.

The following schedule reflects the percentage of fund assets owned by affiliated mutual funds (i.e., through the assets allocation funds):

	Net Assets	% of Net Assets
Asset Allocation-Conservative Portfolio	$1,792	0.43%
Asset Allocation-Growth Portfolio	26,818	6.42%
Asset Allocation-Moderate Portfolio	39,653	9.49%
Total	$68,263	16.34%

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

9

Transamerica Small/Mid Cap Value

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2005
(all amounts in thousands)
(unaudited)

NOTE 2.–(continued)

Investment advisory fee: The Fund pays management fees to TFAI based on average daily net assets ("ANA") at the following breakpoints:

0.80% of the first $500 million of ANA
0.75% of ANA over $500 million

TFAI has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

0.89% Expense Limit

If total fund expenses fall below the annual expense limitation agreement agreed to by the adviser within the succeeding three years, the Fund may be required to pay that adviser a portion or all of the waived advisory fees.

There are no amounts available for recapture at June 30, 2005.

Distribution and service fees: The Fund adopted a distribution plan ("Distribution Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. Pursuant to the Distribution Plan, ATST entered into a Distribution Agreement with AFSG effective May 1, 1999.

Under the Distribution Plan and Distribution Agreement on the Initial Class shares, AFSG, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund's shares, amounts equal to actual expenses associated with distributing the shares.

The Distribution Plan on the Service Class shares requires ATST to pay distribution fees to AFSG as compensation for its activities, not as reimbursement for specific expenses. The fee on the Service Class is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Fund is authorized under the 12b-1 plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%

AFSG has determined that it will not seek payment by the Fund of the distribution expenses incurred with respect to the Initial Class shares before April 30, 2006. Prior to AFSG seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Fund will pay fees relating to Service Class shares.

Administrative services: The Fund has entered into an agreement with TFS for financial and legal fund administration services, which includes such items as compliance, expenses, financial statements and other reporting, distributions, tax returns, prospectus preparation, board of trustees meeting support, transfer agency and other legal matters. The Fund pays TFS an annual fee of 0.02% of average net assets. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.

Deferred compensation plan: Each eligible Fund Trustee may elect participation in the Deferred Compensation Plan for Trustees of ATST ("the Plan"). Under the Plan, such Trustees may defer payment of a percentage of their total fees earned as a Fund Trustee. These deferred amounts may be invested in any portfolio of Transamerica IDEX Mutual Funds, an affiliate of the Fund. At June 30, 2005, the value of invested plan amounts was $19. Invested plan amounts and the total liability for deferred compensation to the Trustees under the Plan at June 30, 2005, are included in Net Assets in the accompanying Statement of Assets and Liabilities.

NOTE 3.  INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the six months ended June 30, 2005, were as follows:

Purchases of securities:
Long-Term excluding U.S. Government	$90,364
U.S. Government	–
Proceeds from maturities and sales of securities
Long-Term excluding U.S. Government	99,410
U.S. Government	–

NOTE 4.   FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

The aggregate cost of investments and composition of unrealized appreciation (depreciation) for federal income tax purposes as of June 30, 2005, are as follows:

Federal Tax Cost Basis	$413,405
Unrealized Appreciation	$80,466
Unrealized (Depreciation)	(12,229)
Net Unrealized Appreciation (Depreciation)	$68,237

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

10

Transamerica Small/Mid Cap Value

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2005
(all amounts in thousands)
(unaudited)

NOTE 5.  REGULATORY PROCEEDINGS

There continues to be significant federal and state regulatory activity relating to financial services companies, particularly mutual fund companies and their investment advisers. As part of an ongoing investigation regarding potential market timing, recordkeeping and trading compliance issues and matters affecting the Fund's investment adviser, TFAI, and certain employees and affiliates of TFAI, the SEC staff has indicated that it is likely to take some action against TFAI and certain of its affiliates at the conclusion of the investigation. The potential timing and the scope of any such action is difficult to predict. Although the impact of any action brought against TFAI and/or its affiliates is difficult to assess at the present time, the Fund currently believes that the likelihood that any such action will have a material adverse impact on it is remote. It is important to note that the Fund is not aware of any allegation of wrongdoing against it and its Board at the time this semiannual report is printed. Although it is not anticipated that these developments will have an adverse impact on the Fund, there can be no assurance at this time. TFAI and its affiliates are actively working with the SEC in regard to this matter; however, the exact resolution cannot be determined at this time. TFAI will take such actions that it deems necessary or appropriate to continue providing management services to the Fund and to bring all matters to an appropriate conclusion. TFAI and/or its affiliates, and not the Fund, will bear the costs regarding these regulatory matters.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

11

Transamerica Small/Mid Cap Value

INVESTMENT ADVISORY AGREEMENT – REVIEW AND RENEWAL (unaudited)

At a meeting of the Board of Trustees of AEGON/Transamerica Series Trust ("ATST") held on October 6, 2004, the Board considered and approved the renewal for a one-year period of the Investment Advisory Agreement between Transamerica Small Mid/Cap Value (the "Portfolio") and Transamerica Fund Advisors, Inc. ("TFAI"). In approving the renewal of this agreement, the Board concluded that the Investment Advisory Agreement enables shareholders of the Portfolio to obtain high quality services at a cost that is appropriate, reasonable, and in the best interests of shareholders based upon the following determinations, among others:

The nature, extent and quality of the advisory service to be provided. The Board considered the nature and quality of the services provided by TFAI in the past, as well as the services anticipated to be provided in the future. The Board concluded that TFAI is capable of providing high quality services to the Portfolio, as indicated by TFAI's management capabilities demonstrated with respect to the Portfolio and other portfolios managed by TFAI, TFAI's management oversight process, and the Portfolio's recent investment performance. The Board also concluded that TFAI would provide the same quality and quantity of investment management and related services as before, that these services are appropriate in scope and extent in light of the Portfolio's operations, the competitive landscape of the investment company business and investor needs, and that TFAI's obligations will remain the same in all respects.

The investment performance of the Portfolio. The Board concluded, based in particular on information provided by Lipper Analytics, that the Portfolio's investment performance was competitive or superior relative to comparable portfolios over the past year and to the Portfolio's benchmark index over the past year, and had improved over time. The Board also reviewed the Portfolio's investment performance since the Portfolio's sub-adviser, Transamerica Investment Management, LLC (the "Sub-Adviser"), was appointed to manage the Portfolio pursuant to a vote of the Portfolio's shareholders on April 27, 2004. On the basis of the Trustees' assessment of the nature, extent and quality of investment advisory and related services to be provided or procured by TFAI and the Sub-Adviser, the Trustees concluded that TFAI was capable of generating a level of long-term investment performance that is appropriate in light of the Portfolio's investment objective, policies and strategies and competitive with many other investment companies.

The cost of advisory services provided and the level of profitability. On the basis of the Board's review of the fees to be charged by TFAI and the Sub-Adviser for investment advisory and related services, TFAI's financial statements, the fees paid by TFAI to the Sub-Adviser, TFAI's estimated net management income resulting from its management of the Portfolio, and the estimated profitability of TFAI's relationships with the Portfolio and ATST, the Board concluded that the level of investment advisory fees and the profitability is appropriate in light of the services provided, the management fees and overall expense ratios of comparable investment companies, and the anticipated profitability of the relationship between the Portfolio and TFAI. Further, on the basis of comparative information supplied by Lipper Analytics, the Board determined that the advisory fees and estimated overall expense ratio of the Portfolio were consistent with industry averages.

The extent to which economies of scale would be realized as the Portfolio grows and whether fee levels reflect these economies of scale for the benefit of Portfolio investors. The Trustees concluded that inclusion of asset-based breakpoints in the Portfolio's advisory fee schedule appropriately benefit investors by realizing economies of scale in the form of a lower advisory fee rate as the level of Portfolio assets increases. The Board also concluded that the advisory fees appropriately reflect the Portfolio's current size, the current economic environment for TFAI, and the competitive nature of the investment company market. In addition, the Board noted that it will have the opportunity to periodically re-examine whether the Portfolio has achieved economies of scale, as well as the appropriateness of advisory fees payable to TFAI, in the future.

Benefits (such as soft dollars) to TFAI or the Sub-Adviser from its relationship with the Portfolio. The Board concluded that other benefits derived by TFAI or the Sub-Adviser from its relationship with the Portfolio are reasonable and fair, and are consistent with industry practice and the best interests of the Portfolio and its shareholders. In this regard, the Board noted that TFAI does not realize "soft dollar" benefits from its relationship with the Portfolio, and that the Sub-Adviser is participating in a brokerage program pursuant to which a portion of brokerage commissions paid by the Portfolio is recaptured for the benefit of the Portfolio and its shareholders, thus limiting the amount of "soft-dollar" arrangements the Sub-Adviser may engage in with respect to the Portfolio's brokerage transactions.

Other considerations. The Board also determined that TFAI had made a substantial commitment to the recruitment and retention of high quality personnel, and maintained the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and its shareholders. The Trustees also concluded that TFAI had made a significant entrepreneurial commitment to the management and success of the Portfolio, reflected by TFAI's expense limitation and fee waiver arrangement with the Portfolio which, as demonstrated in the past with the Portfolio, may result in TFAI waiving a substantial amount of advisory fees for the benefit of shareholders.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

12

Transamerica Small/Mid Cap Value

SUPPLEMENTAL INFORMATION (unaudited)
RESULTS OF SHAREHOLDER PROXY

At a special meeting of shareholders held on April 19, 2005, the results of the Proposals were as follows:

Proposal 1:  Approval of an Agreement and Plan of Reorganization pursuant to which AEGON/Transamerica Series Fund, Inc. will reorganize as a Delaware statutory trust.

For	Against	Abstentions/Broker Non-Votes
19,254,980.287	793,441.401	853,337.929

Proposal 2:  Approval of changes to the fundamental investment restrictions of Transamerica Small Mid Cap Value as follows:

A. Diversification	For	Against	Abstentions/Broker Non-Votes
	19,998,218.339	903,541.278	0
B. Borrowing	For	Against	Abstentions/Broker Non-Votes
	19,862,426.521	1,039,333.096	0
C. Senior Securities	For	Against	Abstentions/Broker Non-Votes
	19,996,939.122	904,820.495	0
D. Underwriting Securities	For	Against	Abstentions/Broker Non-Votes
	19,977,810.914	923,948.703	0
E. Real Estate	For	Against	Abstentions/Broker Non-Votes
	19,968,438.233	933,321.384	0
F. Making Loans	For	Against	Abstentions/Broker Non-Votes
	19,785,659.894	1,116,099.723	0
G. Concentration	For	Against	Abstentions/Broker Non-Votes
	19,951,797.270	949,962.347	0
H. Commodities	For	Against	Abstentions/Broker Non-Votes
	19,836,689.946	1,065,069.671	0

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

13

Transamerica U.S. Government Securities

UNDERSTANDING YOUR FUND'S EXPENSES
(unaudited)

SHAREHOLDER EXPENSES

The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at January 1, 2005 and held for the entire period until June 30, 2005.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, note that the expenses shown in the table are meant to highlight your ongoing costs and do not reflect any transaction costs.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period (a)
Initial Class
Actual	$1,000.00	$1,023.50	0.65%	$3.26
Hypothetical (b)	1,000.00	1,021.57	0.65	3.26
Service Class
Actual	1,000.00	1,022.30	0.91	4.56
Hypothetical (b)	1,000.00	1,020.28	0.91	4.56

(a)  Expenses are calculated using each Fund's annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by number of days in the period (181 days), and divided by the number of days in the year (365 days).

(b)  5% return per year before expenses.

GRAPHICAL PRESENTATION OF SCHEDULE OF INVESTMENTS
By Bond Type
At June 30, 2005

This chart shows the percentage breakdown by bond type of the Fund's total investment securities.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

1

Transamerica U.S. Government Securities

SCHEDULE OF INVESTMENTS
At June 30, 2005
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (44.6%)
U.S. Treasury Bond 5.38%, due 02/15/2031 (a)	$16,036	$18,923
U.S. Treasury Note
1.50%, due 07/31/2005	4,000	3,995
2.75%, due 06/30/2006 (a)	26,500	26,296
3.50%, due 11/15/2006	13,000	12,985
4.38%, due 05/15/2007 (a)	3,000	3,040
3.38%, due 02/15/2008 (a)	3,000	2,978
3.00%, due 02/15/2008 (a)	3,000	2,951
3.38%, due 12/15/2008	3,000	2,970
4.75%, due 05/15/2014	2,350	2,494
4.25%, due 11/15/2014 (a)	2,000	2,047
4.00%, due 02/15/2015	9,500	9,534
4.13%, due 05/15/2015 (a)	5,500	5,580
Total U.S. Government Obligations (cost: $92,265)		93,793
U.S. GOVERNMENT AGENCY OBLIGATIONS (36.6%)
Fannie Mae 4.75%, due 01/02/2007 2.38%, due 02/15/2007 5.25%, due 08/01/2012	5,000 5,000 2,000	5,061 4,890 2,108
Fannie Mae–Conventional Pool 5.00%, due 05/01/2018 5.50%, due 05/01/2035 5.50%, due 08/01/2017 6.00%, due 01/01/2034 6.00%, due 08/01/2034 6.00%, due 10/01/2034	2,760 6,696 2,750 4,642 1,016 2,106	2,793 6,794 2,824 4,761 1,042 2,160
Federal Home Loan Bank 3.63%, due 11/14/2008 3.00%, due 04/15/2009	15,000 13,000	14,862 12,565
Freddie Mac–Gold Pool 5.00%, due 04/01/2018 5.50%, due 06/01/2035 6.00%, due 09/01/2032 6.00%, due 11/01/2032 6.00%, due 12/01/2033	5,147 5,960 870 1,400 1,603	5,208 6,047 893 1,437 1,645
Ginnie Mae–FHA/VA Pool 6.00%, due 03/20/2034	1,736	1,788
	Total U.S. Government Agency Obligations (cost: $77,930)	76,878

	Principal	Value
CORPORATE DEBT SECURITIES (17.4%)
Amusement & Recreation Services (0.3%)
MGM Mirage 5.88%, due 02/27/2014	$750	$728
Automotive (0.2%)
DaimlerChrysler NA Holding Corp. 8.50%, due 01/18/2031	300	380
Beer, Wine & Distilled Beverages (0.5%)
Foster's Finance Corp.,–144A 5.88%, due 06/15/2035	1,100	1,105
Chemicals & Allied Products (0.5%)
Dow Chemical Co. (The) 7.00%, due 08/15/2005	1,000	1,004
Commercial Banks (1.2%)
RBS Capital Trust I 4.71%, due 12/29/2049 (f)	2,500	2,466
Communications Equipment (1.0%)
Motorola, Inc. 4.61%, due 11/16/2007	2,000	2,015
Holding & Other Investment Offices (0.9%)
iStar Financial, Inc. 4.88%, due 01/15/2009	2,000	1,995
Hotels & Other Lodging Places (0.4%)
Park Place Entertainment Corp. 7.00%, due 04/15/2013	750	832
Metal Mining (1.5%)
Phelps Dodge Corp. 9.50%, due 06/01/2031	2,123	3,105
Oil & Gas Extraction (4.2%)
Chesapeake Energy Corp. 7.50%, due 06/15/2014	1,325	1,438
Husky Oil, Ltd. 8.90%, due 08/15/2028 (b)	2,615	2,892
Nexen, Inc. 5.88%, due 03/10/2035	1,750	1,779
Suncor Energy, Inc. 5.95%, due 12/01/2034	2,400	2,670
Paper & Allied Products (0.6%)
Westvaco Corp. 7.95%, due 02/15/2031	1,000	1,285
Petroleum Refining (2.3%)
Amerada Hess Corp. 7.13%, due 03/15/2033	2,800	3,321

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

2

Transamerica U.S. Government Securities

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2005
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
Petroleum Refining (continued)
Valero Energy Corp. 7.50%, due 04/15/2032	$1,250	$1,543
Primary Metal Industries (1.2%)
Noranda, Inc. 6.00%, due 10/15/2015	2,500	2,624
Printing & Publishing (0.5%)
Gannett Co., Inc. 5.50%, due 04/01/2007	1,000	1,024
Telecommunications (1.3%)
America Movil SA de CV 5.50%, due 03/01/2014	2,750	2,750
Water Transportation (0.8%)
Royal Caribbean Cruises, Ltd. 8.75%, due 02/02/2011	1,500	1,729
Total Corporate Debt Securities (cost: $35,860)		36,685
SECURITY LENDING COLLATERAL (22.1%)
Debt (19.5%)
Bank Notes (1.1%)
Bank of America 3.27%, due 07/18/2005 (c) 3.27%, due 08/30/2005 (c)	449 524	449 524
Bear Stearns & Co. 3.57%, due 09/08/2005 (c) 3.57%, due 12/06/2005 (c)	674 225	674 225
Credit Suisse First Boston Corp. 3.15%, due 09/09/2005 (c) 3.44%, due 03/10/2006 (c)	225 225	225 225
Certificates Of Deposit (0.4%)
Canadian Imperial Bank of Commerce 3.40%, due 11/04/2005 (c) 3.41%, due 05/18/2006 (c)	244 562	244 562
Commercial Paper (3.7%)
Compass Securitization–144A 3.27%, due 07/22/2005	390	390
Fairway Finance Corp.–144A 3.27%, due 07/28/2005	562	562
General Electric Capital Corp. 3.25%, due 07/08/2005	667	667
Grampian Funding LLC–144A 3.28%, due 07/13/2005	449	449
Greyhawk Funding LLC–144A 3.31%, due 08/09/2005	562	562
Jupiter Securitization Corp.–144A 3.28%, due 08/02/2005	1,120	1,120

	Principal	Value
Commercial Paper (continued)
Morgan Stanley Dean Witter & Co.
3.52%, due 12/07/2005 (c)	$1,461	$1,461
3.51%, due 12/09/2005 (c)	1,416	1,416
Park Avenue Receivables Corp.–144A 3.23%, due 07/20/2005	248	248
Preferred Receivables Corp.–144A 3.28%, due 07/08/2005	641	641
Ranger Funding Co LLC–144A 3.26%, due 07/07/2005	225	225
Euro Dollar Overnight (2.5%)
Bank of Montreal 3.01%, due 07/01/2005	1,036	1,036
BNP Paribas 3.00%, due 07/01/2005	612	612
Calyon 3.09%, due 07/01/2005 3.31%, due 07/01/2005	542 562	542 562
Fortis Bank 3.11%, due 07/05/2005 3.27%, due 07/07/2005	76 562	76 562
National Australia Bank 3.38%, due 07/01/2005 3.26%, due 07/06/2005	1,124 103	1,124 103
Rabobank Nederland 3.35%, due 07/01/2005	562	562
Euro Dollar Terms (5.8%)
ABN Amro Bank NV 3.25%, due 08/05/2005	449	449
Bank of Nova Scotia 3.11%, due 07/11/2005 3.16%, due 07/15/2005	784 562	784 562
Barclays 3.16%, due 07/14/2005 3.25%, due 07/27/2005	337 674	337 674
Citigroup 3.09%, due 07/22/2005	405	405
Dexia Group 3.21%, due 07/20/2005 3.24%, due 07/21/2005	449 354	449 354
First Tennessee National Corp. 3.22%, due 08/09/2005	112	112
Fortis Bank 3.25%, due 08/04/2005	11	11
HBOS Halifax Bank of Scotland 3.15%, due 08/08/2005	225	225
Nordea Bank Finland PLC (NY Branch) 3.24%, due 08/03/2005	449	449

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

3

Transamerica U.S. Government Securities

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2005
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
Euro Dollar Terms (continued)
Rabobank Nederland 3.25%, due 08/08/2005	$562	$562
Royal Bank of Canada 3.25%, due 08/05/2005	539	539
Royal Bank of Scotland 3.29%, due 07/12/2005 3.25%, due 08/04/2005 3.31%, due 08/09/2005	1,686 449 699	1,686 449 699
Societe Generale 3.28%, due 08/01/2005	1,101	1,101
The Bank of the West 3.27%, due 07/27/2005	73	73
Toronto Dominion Bank 3.25%, due 08/02/2005	674	674
Wells Fargo & Co. 3.27%, due 07/21/2005 3.27%, due 08/01/2005	913 787	913 787
Promissory Notes (0.0%)
Goldman Sachs Group Inc. 3.32%, due 12/28/2005	90	90
Repurchase Agreements (6.0%) (d)
Credit Suisse First Boston Corp. 3.48% Repurchase Agreement dated 06/30/2005 to be repurchased at $2,772 on 07/01/2005	2,771	2,771
Goldman Sachs Group, Inc. (The) 3.48% Repurchase Agreement dated 06/30/2005 to be repurchased at $5,527 on 07/01/2005	5,525	5,525

	Principal	Value
Repurchase Agreements (continued)
Lehman Brothers Inc. 3.48% Repurchase Agreement dated 06/30/2005 to be repurchased at $225 on 07/01/2005	$225	$225
Merrill Lynch & Co. 3.48% Repurchase Agreement dated 06/30/2005 to be repurchased at $2,452 on 07/01/2005	2,451	2,451
Morgan Stanley Dean Witter & Co. 3.54% Repurchase Agreement dated 06/30/2005 to be repurchased at $1,686 on 07/01/2005	1,686	1,686
	Shares	Value
Investment Companies (2.6%)
Money Market Funds (2.6%)
American Beacon Funds 1-day yield of 3.18%	601,522	$602
Barclays Global Investors Institutional Money Market Fund 1-day yield of 3.25%	2,465,945	2,466
Goldman Sachs Financial Square Prime Obligations Fund 1-day yield of 3.08%	36,535	37
Merrimac Cash Fund, Premium Class 1-day yield of 3.04% (e)	2,307,981	2,308
Total Security Lending Collateral (cost: $46,503)		46,503
Total Investment Securities (cost: $252,558)		$253,859
SUMMARY:
Investments, at value	120.7%	$253,859
Liabilities in excess of other assets	(20.7)%	(43,494)
Net assets	100.0%	$210,365

NOTES TO SCHEDULE OF INVESTMENTS:

(a)  At June 30, 2005, all or a portion of this security is on loan (see Note 1). The value at June 30, 2005, of all securities on loan is $45,084.

(b)  Husky Oil, Ltd. has a fixed coupon rate of 8.90% until 8/15/2008, thereafter the coupon rate will reset quarterly at the 3-month US$ LIBOR + 550BP, if not called.

(c)  Floating or variable rate note. Rate is listed as of June 30, 2005.

(d)  Cash collateral for the Repurchase Agreements, valued at $12,911, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00%–10.325% and 9/15/2005–12/31/2049, respectively.

(e)  Regulated investment company advised by Investors Bank and Trust Co. ("IBT"). IBT is also the accounting, custody and lending agent for the Fund.

(f)  RBS Capital Trust I has fixed coupon rate of 4.71% until 7/1/2013, thereafter the coupon rate will reset quarterly at the 3-month US$ LIBOR + 186.5BP, if not called.

DEFINITIONS:

144A  144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2005, these securities aggregated $5,302 or 2.5% of the net assets of the Fund.

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

4

Transamerica U.S. Government Securities

STATEMENT OF ASSETS AND LIABILITIES
At June 30, 2005
(all amounts except per share amounts in thousands)

Assets:
Investment securities, at value (cost: $252,558) (including securities loaned of $45,084)	$253,859
Cash	1,244
Receivables:
Investment securities sold	12,856
Shares sold	23
Interest	1,847
269,829
Liabilities:
Investment securities purchased	12,809
Accounts payable and accrued liabilities:
Shares redeemed	34
Management and advisory fees	105
Service fees	2
Payable for collateral for securities on loan	46,503
Other	11
59,464
Net Assets	$210,365
Net Assets Consist of:
Capital stock, 50,000 shares authorized ($.01 par value)	$167
Additional paid-in capital	194,202
Undistributed net investment income (loss)	11,575
Undistributed net realized gain (loss) from investment securities	3,120
Net unrealized appreciation (depreciation) on investment securities	1,301
Net Assets	$210,365
Net Assets by Class:
Initial Class	$202,610
Service Class	7,755
Shares Outstanding:
Initial Class	16,071
Service Class	605
Net Asset Value and Offering Price Per Share:
Initial Class	$12.61
Service Class	12.81

STATEMENT OF OPERATIONS
For the period ended June 30, 2005
(all amounts in thousands)

Investment Income:
Interest	$4,187
Income from loaned securities–net	46
4,233
Expenses:
Management and advisory fees	634
Printing and shareholder reports	8
Custody fees	13
Administration fees	21
Legal fees	1
Audit fees	7
Trustees fees	4
Other	1
Service fees:
Service Class	9
Total expenses	698
Net Investment Income (Loss)	3,535
Net Realized and Unrealized Gain (Loss)
Realized gain (loss) from investment securities	756
Increase (decrease) in unrealized appreciation (depreciation) on investment securities	642
Net Gain (Loss) on Investment Securities	1,398
Net Increase (Decrease) in Net Assets Resulting from Operations	$4,933

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

5

Transamerica U.S. Government Securities

STATEMENTS OF CHANGES IN NET ASSETS
For the period or year ended
(all amounts in thousands)

	June 30, 2005 (unaudited)	December 31, 2004
Increase (Decrease) in Net Assets From:
Operations:
Net investment income (loss)	$3,535	$8,039
Net realized gain (loss) from investment securities	756	2,445
Net unrealized appreciation (depreciation) on investment securities	642	(2,377)
	4,933	8,107
Distributions to Shareholders:
From net investment income:
Initial Class	–	(8,315)
Service Class	–	(875)
	–	(9,190)
From net realized gains:
Initial Class	–	(1,131)
Service Class	–	(128)
	–	(1,259)
Capital Share Transactions:
Proceeds from shares sold:
Initial Class	9,417	32,489
Service Class	6,475	32,981
	15,892	65,470
Dividends and distributions reinvested:
Initial Class	–	9,445
Service Class	–	1,003
	–	10,448
Cost of shares redeemed:
Initial Class	(23,410)	(103,173)
Service Class	(4,147)	(29,935)
	(27,557)	(133,108)
	(11,665)	(57,190)
Net increase (decrease) in net assets	(6,732)	(59,532)
Net Assets:
Beginning of period	217,097	276,629
End of period	$210,365	$217,097
Undistributed Net Investment Income (Loss)	$11,575	$8,040

	June 30, 2005 (unaudited)	December 31, 2004
Share Activity:
Shares issued:
Initial Class	760	2,576
Service Class	513	2,622
	1,273	5,198
Shares issued–reinvested from distributions:
Initial Class	–	781
Service Class	–	82
	–	863
Shares redeemed:
Initial Class	(1,890)	(8,308)
Service Class	(327)	(2,397)
	(2,217)	(10,705)
Net increase (decrease) in shares outstanding:
Initial Class	(1,130)	(4,951)
Service Class	186	307
	(944)	(4,644)

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

6

Transamerica U.S. Government Securities

FINANCIAL HIGHLIGHTS

(unaudited for the period ended June 30, 2005)

		For a share outstanding throughout each period (a)
		Net Asset	Investment Operations			Distributions			Net Asset
	For the Period Ended (b)	Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total Operations	From Net Investment Income	From Net Realized Gains	Total Distributions	Value, End of Period
Initial Class	6/30/2005	$12.32	$0.21	$0.08	$0.29	$–	$–	$–	$12.61
	12/31/2004	12.42	0.40	0.00	0.40	(0.44)	(0.06)	(0.50)	12.32
	12/31/2003	12.32	0.36	(0.01)	0.35	(0.25)	–	(0.25)	12.42
	12/31/2002	11.89	0.42	0.26	0.68	(0.25)	–	(0.25)	12.32
	12/31/2001	11.88	0.36	0.23	0.59	(0.58)	–	(0.58)	11.89
	12/31/2000	11.53	0.74	0.36	1.10	(0.75)	–	(0.75)	11.88
Service Class	6/30/2005	12.53	0.19	0.09	0.28	–	–	–	12.81
	12/31/2004	12.64	0.37	(0.01)	0.36	(0.41)	(0.06)	(0.47)	12.53
	12/31/2003	12.58	0.38	(0.29)	0.09	(0.03)	–	(0.03)	12.64

			Ratios/Supplemental Data
					Net Assets,	Ratio of Expenses	Net Investment
	For the Period	Total	End of Period	to Average Net Assets (f)		Income (Loss) to Average	Portfolio Turnover
	Ended (b)	Return (c)(g)	(000's)	Net (d)	Total (e)	Net Assets (f)	Rate (g)
Initial Class	6/30/2005	2.35%	$202,610	0.65%	0.65%	3.35%	36%
	12/31/2004	3.30	211,847	0.72	0.72	3.19	82
	12/31/2003	2.95	275,208	0.69	0.69	2.89	124
	12/31/2002	5.81	284,569	0.71	0.71	3.50	379
	12/31/2001	5.10	120,875	0.75	0.79	4.64	760
	12/31/2000	10.16	75,182	0.74	0.76	5.38	1,109
Service Class	6/30/2005	2.23	7,755	0.90	0.90	3.11	36
	12/31/2004	2.90	5,250	0.97	0.97	2.97	82
	12/31/2003	0.68	1,421	0.96	0.96	4.53	124

NOTES TO FINANCIAL HIGHLIGHTS

(a)  Per share information is calculated based on average number of shares outstanding.

(b)  Transamerica U.S. Government Securities (the "Fund") share classes commenced operations as follows:

Initial Class – May 13, 1994
    Service Class – May 1, 2003

(c)  Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.

(d)  For the period ended June 30, 2005, and for the years ended December 31, 2004 and 2003, Ratio of Net Expenses to Average Net Assets is net of fee waivers and reimbursements by the investment adviser, if any (see note 2). For the year ended December 31, 2002, Ratio of Net Expenses to Average Net Assets is net of fees paid indirectly. For the year ended December 31, 2001, and prior years, Ratio of Net Expenses to Average Net Assets is net of fees paid indirectly and credits allowed by the custodian.

(e)  Ratio of Total Expenses to Average Net Assets includes all expenses before fee waivers and reimbursements by the investment adviser.

(f)  Annualized.

(g)  Not annualized for periods of less than one year.

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

7

Transamerica U.S. Government Securities

NOTES TO FINANCIAL STATEMENTS
At June 30, 2005
(all amounts in thousands)
(unaudited)

NOTE 1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The AEGON/Transamerica Series Trust ("ATST") is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. ATST serves as a funding vehicle for variable life insurance, variable annuity and group annuity products. Transamerica
U.S. Government Securities ("the Fund"), part of ATST, began operations as part of the Endeavor Series Trust, on May 13, 1994. The Fund became part of ATST on May 1, 2002.

Effective May 1, 2005, AEGON/Transamerica Series Fund, Inc. changed its name to AEGON/Transamerica Series Trust.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties, which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

See the Prospectus and Statement of Additional Information for a description of the Fund's investment objective.

In preparing the Fund's financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP"), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following policies were consistently followed by the Fund, in accordance with GAAP.

Multiple class operations and expenses: The Fund currently offers two classes of shares, an Initial Class and a Service Class. Income, non-class specific expenses and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

Pricing of shares: The Fund prices its shares on the basis of the net asset value of each class of shares of the Fund, which is determined as of the close of the New York Stock Exchange ("NYSE") (generally 4:00 p.m. Eastern Time) on each day on which the NYSE is open for trading.

Security valuations: Fund investments traded on an exchange are valued at the closing price on the day of valuation on the exchange where the security is principally traded. With respect to securities traded on the NASDAQ/NMS, such closing price may be the last reported sales price or the NASDAQ official closing price.

Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last quoted bid price.

Debt securities are valued by independent pricing services at the last quoted bid price; however, those that mature in sixty days or less are valued at amortized cost, which approximates market.

Investment company securities are valued at net asset value of the underlying portfolio.

Other securities for which quotations are not readily available are valued at fair market value as determined in good faith using guidelines adopted by the Board of Trustees, under the supervision of the Fund's Valuation Committee. These guidelines may include: the type of security; any restrictions on its resale; financial or business news of the issuer; similar or related securities that are actively trading; related corporate actions; and other significant events occurring after the close of trading in the security.

Cash: The Fund may leave cash overnight in its cash account with the custodian, Investors Bank & Trust Company ("IBT"). IBT has been contracted on behalf of the Fund to invest the excess cash into a savings account, which at June 30, 2005, was paying an interest rate of 2.02%.

Throughout the six months, the Fund may have a cash overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate.

Repurchase agreements: The Fund is authorized to enter into repurchase agreements. The Fund, through IBT, receives delivery of the underlying securities, the value of which at the time of purchase is required to be an amount equal to at least 100% of the resale price. Repurchase agreements involve the risk that the seller will fail to repurchase the security, as agreed. In that case, the Fund will bear the risk of value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Securities lending: The Fund may lend securities to enhance fund earnings from investing cash collateral in making such loans to qualified borrowers (typically broker/dealers). The Fund has engaged its custodian bank, IBT, as a lending agent to administer its securities lending program. IBT earned less than $20 of program income for its services. When the Fund makes a security loan, it receives cash collateral as protection against the risk that the borrower will default on the loan, and records an asset for the cash invested collateral and a liability for the return of the collateral.

Loans of securities are required to be secured by collateral at least equal to 102% of the value of the securities at inception of the loan, and not

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

8

Transamerica U.S. Government Securities

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2005
(all amounts in thousands)
(unaudited)

NOTE 1.–(continued)

less then 100% thereafter. The Fund may invest cash collateral in short-term money market instruments including: U.S. Treasury Bills, U.S. agency obligations, commercial paper, money market mutual funds, repurchase agreements and other highly rated, liquid investments. During the life of securities loans, the collateral and securities loaned remain subject to fluctuation in value. IBT marks to market securities loaned and the collateral each business day. If additional collateral is due (at least $1), IBT collects additional cash collateral from the borrowers. Although securities loaned will be fully collateralized at all times, IBT may experience delays in, or may be prevented from, recovering the collateral on behalf of the Fund. The Fund may recall a loaned security position at any time from the borrower through IBT. In the event the borrower fails to timely return a recalled security, IBT may indemnify the Fund by purchasing replacement securities for the Fund at its own expense and claiming the collateral to fund such a purchase. IBT absorbs the loss if the collateral value is not sufficient to cover the cost of the replacement securities. If replacement securities are not available, IBT will credit the equivalent cash value to the Fund.

While a security is on loan, the Fund does not have the right to vote that security. However, if time permits, the Fund will attempt to recall a security on loan and vote the proxy.

Income from securities lending is included in the Statement of Operations. The amount of collateral and value of securities on loan are included in the Statement of Assets and Liabilities as well as in the Schedule of Investments.

Real Estate Investment Trusts ("REITs"): There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes and interest rates.

Dividend income is recorded at management's estimate of the income included in distributions from the REIT investments. Distributions received in excess of the estimated amount are recorded as a reduction of the cost of investments. The actual amounts of income, return of capital and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income is recorded on the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Dividend distributions: Dividends and capital gains distributions are typically declared and reinvested annually and are generally paid and reinvested on the business day following the ex-date.

NOTE 2.  RELATED PARTY TRANSACTIONS

Transamerica Fund Advisors, Inc. ("TFAI") is the Fund's investment adviser. Transamerica Fund Services, Inc. ("TFS") is the Fund's administrator and transfer agent. AFSG Securities Corp. ("AFSG") is the Fund's distributor. AFSG is 100% owned by AUSA Holding Company ("AUSA"). TFAI is a directly owned subsidiary of Western Reserve Life Assurance Co. of Ohio ("WRL") (78%) and AUSA (22%). TFS is a wholly owned subsidiary of WRL (50%) and AUSA (50%). AUSA and WRL are wholly owned indirect subsidiaries of AEGON, NV, a Netherlands corporation.

Effective January 1, 2005 AEGON/Transamerica Fund Advisors, Inc. ("ATFA") was renamed Transamerica Fund Advisors, Inc. ("TFAI"); AEGON/Transamerica Fund Services, Inc. ("ATFS") and AEGON/Transamerica Investor Services, Inc. ("ATIS") merged into one entity and was renamed Transamerica Fund Services, Inc. ("TFS").

Certain officers and trustees of the Fund are also officers and/or trustees of TFAI, TFS, AFSG and WRL. No affiliated officer or trustee receives any compensation directly from the Fund.

Transamerica Investment Management, LLC is both an affiliate of the Fund and a sub-adviser to the Fund.

Investment advisory fee: The Fund pays management fees to TFAI based on average daily net assets ("ANA") at the following breakpoints:

0.60% of ANA

TFAI has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

0.68% Expense Limit

If total fund expenses fall below the annual expense limitation agreement agreed to by the adviser within the succeeding three years, the Fund may be required to pay that adviser a portion or all of the waived advisory fees.

There are no amounts available for recapture at June 30, 2005.

Distribution and service fees: The Fund adopted a distribution plan ("Distribution Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. Pursuant to the Distribution Plan, ATST entered into a Distribution Agreement with AFSG effective May 1, 1999.

Under the Distribution Plan and Distribution Agreement on the Initial Class shares, AFSG, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund's shares, amounts equal to actual expenses associated with distributing the shares.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

9

Transamerica U.S. Government Securities

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2005
(all amounts in thousands)
(unaudited)

NOTE 2.–(continued)

The Distribution Plan on the Service Class shares requires ATST to pay distribution fees to AFSG as compensation for its activities, not as reimbursement for specific expenses. The fee on the Service Class is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Fund is authorized under the 12b-1 plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%

AFSG has determined that it will not seek payment by the Fund of the distribution expenses incurred with respect to the Initial Class shares before April 30, 2006. Prior to AFSG seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Fund will pay fees relating to Service Class shares.

Administrative services: The Fund has entered into an agreement with TFS for financial and legal fund administration services, which includes such items as compliance, expenses, financial statements and other reporting, distributions, tax returns, prospectus preparation, board of trustees meeting support, transfer agency and other legal matters. The Fund pays TFS an annual fee of 0.02% of average net assets. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.

Deferred compensation plan: Each eligible Fund Trustee may elect participation in the Deferred Compensation Plan for Trustees of ATSF ("the Plan"). Under the Plan, such Trustees may defer payment of a percentage of their total fees earned as a Fund Trustee. These deferred amounts may be invested in any portfolio of Transamerica IDEX Mutual Funds, an affiliate of the Fund. At June 30, 2005, the value of invested plan amounts was $10. Invested plan amounts and the total liability for deferred compensation to the Trustees under the Plan at June 30, 2005, are included in Net Assets in the accompanying Statement of Assets and Liabilities.

NOTE 3.  INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the six months ended June 30, 2005, were as follows:

Purchases of securities:
Long-Term excluding U.S. Government	$13,347
U.S. Government	58,881

Proceeds from maturities and sales of securities:
Long-Term excluding U.S. Government	14,989
U.S. Government	59,913

NOTE 4.  FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, wash sales.

The aggregate cost of investments and composition of unrealized appreciation (depreciation) for federal income tax purposes as of June 30, 2005, are as follows:

Federal Tax Cost Basis	$252,699
Unrealized Appreciation	$3,196
Unrealized (Depreciation)	(2,036)
Net Unrealized Appreciation (Depreciation)	$1,160

NOTE 5.  REGULATORY PROCEEDINGS

There continues to be significant federal and state regulatory activity relating to financial services companies, particularly mutual fund companies and their investment advisers. As part of an ongoing investigation regarding potential market timing, recordkeeping and trading compliance issues and matters affecting the Fund's investment adviser, TFAI, and certain employees and affiliates of TFAI, the SEC staff has indicated that it is likely to take some action against TFAI and certain of its affiliates at the conclusion of the investigation. The potential timing and the scope of any such action is difficult to predict. Although the impact of any action brought against TFAI and/or its affiliates is difficult to assess at the present time, the Fund currently believes that the likelihood that any such action will have a material adverse impact on it is remote. It is important to note that the Fund is not aware of any allegation of wrongdoing against it and its Board at the time this semiannual report is printed. Although it is not anticipated that these developments will have an adverse impact on the Fund, there can be no assurance at this time. TFAI and its affiliates are actively working with the SEC in regard to this matter; however, the exact resolution cannot be determined at this time. TFAI will take such actions that it deems necessary or appropriate to continue providing management services to the Fund and to bring all matters to an appropriate conclusion. TFAI and/or its affiliates, and not the Fund, will bear the costs regarding these regulatory matters.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

10

Transamerica U.S. Government Securities

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS – REVIEW AND RENEWAL (unaudited)

At a meeting of the Board of Trustees of AEGON/Transamerica Series Trust ("ATST") held on October 6, 2004, the Board considered and approved the renewal for a one-year period of the Investment Advisory Agreement between Transamerica U.S. Government Securities (the "Portfolio") and Transamerica Fund Advisors, Inc. ("TFAI") as well as the Investment Sub-Advisory Agreement of the Portfolio between TFAI and Transamerica Investment Management, LLC (the "Sub-Adviser"). In approving the renewal of these agreements, the Board concluded that the Investment Advisory and Investment Sub-Advisory Agreements enable shareholders of the Portfolio to obtain high quality services at a cost that is appropriate, reasonable, and in the best interests of shareholders based upon the following determinations, among others:

The nature, extent and quality of the advisory service to be provided. The Board considered the nature and quality of the services provided by TFAI and the Sub-Adviser to the Portfolio in the past, as well as the services anticipated to be provided in the future. The Board concluded that TFAI and the Sub-Adviser are capable of providing high quality services to the Portfolio, as indicated by TFAI's management capabilities demonstrated with respect to the Portfolio and other portfolios managed by TFAI, TFAI's management oversight process, and the professional qualifications and experience of the Sub-Adviser's portfolio management team. The Board also concluded that TFAI and the Sub-Adviser would provide the same quality and quantity of investment management and related services as before, that these services are appropriate in scope and extent in light of the Portfolio's operations, the competitive landscape of the investment company business and investor needs, and that TFAI's and the Sub-Adviser's obligations will remain the same in all respects.

The investment performance of the Portfolio. The Board concluded, based on information provided by Lipper Analytics, that the Portfolio's investment performance was acceptable, although the Board noted that the Portfolio historically had underperformed comparable investment companies, as represented by Lipper Analytics. The Board noted, however, that a different investment sub-adviser had managed the Portfolio for much of its existence, and that the Portfolio's recent performance was stronger than its long-term track record. The Board decided to carefully monitor the Portfolio's investment performance for continued improvement. However, on the basis of the Trustees' assessment of the nature, extent and quality of investment advisory and related services to be provided or procured by TFAI and the Sub-Adviser, the Trustees concluded that TFAI and the Sub-Adviser were capable of generating a level of long-term investment performance that is appropriate in light of the Portfolio's investment objective, policies and strategies and competitive with many other investment companies.

The cost of advisory services provided and the level of profitability. On the basis of the Board's review of the fees to be charged by TFAI and the Sub-Adviser for investment advisory and related services, TFAI's financial statements, the fees paid by TFAI to the Sub-Adviser, TFAI's estimated net management income resulting from its management of the Portfolio, the estimated profitability of TFAI's relationships with the Portfolio and ATST, and the estimated profitability of the Sub-Adviser's relationship with the Portfolio, the Board concluded that the level of investment advisory fees and the profitability is appropriate in light of the services provided, the management fees and overall expense ratios of comparable investment companies, and the anticipated profitability of the relationship between the Portfolio, TFAI and the Sub-Adviser. On the basis of comparative information supplied by Lipper Analytics, the Board concluded that the level of advisory fees is appropriate, but estimated that overall expense of the Portfolio were relatively higher than certain industry averages. After negotiation, TFAI and the Board agreed to reduce the Portfolio's investment advisory fees, which will likely lower overall expenses for the benefit of shareholders.

The extent to which economies of scale would be realized as the Portfolio grows and whether fee levels reflect these economies of scale for the benefit of Portfolio investors. The Board concluded that the advisory fees appropriately reflect the Portfolio's current size, the current economic environment for TFAI, and the competitive nature of the investment company market. While the investment advisory fees do not reduce should Portfolio assets grow meaningfully, the Board determined that the investment advisory fees already reflect potential future economies of scale to some extent by virtue of their competitive levels determined with reference to industry standards as reported by Lipper Analytics and the estimated profitability at current or foreseeable asset levels. In addition, the Board noted that it will have the opportunity to periodically re-examine whether the Portfolio has achieved economies of scale, as well as the appropriateness of advisory fees payable to TFAI and the Sub-Adviser, in the future.

Benefits (such as soft dollars) to TFAI or the Sub-Adviser from its relationship with the Portfolio. The Board concluded that other benefits derived by TFAI or the Sub-Adviser from its relationship with the Portfolio are reasonable and fair, and are consistent with industry practice and the best interests of the Portfolio and its shareholders. In this regard, the Board noted that TFAI does not realize "soft dollar" benefits from its relationship with the Portfolio, and that the Sub-Adviser is participating in a brokerage program pursuant to which a portion of brokerage commissions paid by the Portfolio is recaptured for the benefit of the Portfolio and its shareholders, thus limiting the amount of "soft-dollar" arrangements the Sub-Adviser may engage in with respect to the Portfolio's brokerage transactions.

Other considerations. The Board also determined that TFAI had made a substantial commitment to the recruitment and retention of high quality personnel, and maintained the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and its shareholders. The Trustees also concluded that TFAI had made a significant entrepreneurial commitment to the management and success of the Portfolio, reflected by TFAI's expense limitation and fee waiver arrangement with the Portfolio, which may result in TFAI waiving a substantial amount of advisory fees for the benefit of shareholders.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

11

Transamerica U.S. Government Securities

SUPPLEMENTAL INFORMATION (unaudited)
RESULTS OF SHAREHOLDER PROXY

At a special meeting of shareholders held on April 19, 2005, the results of the Proposals were as follows:

Proposal 1:  Approval of an Agreement and Plan of Reorganization pursuant to which AEGON/Transamerica Series Fund, Inc. will reorganize as a Delaware statutory trust.

For	Against	Abstentions/Broker Non-Votes
15,928,156.068	855,507.625	653,069.701

Proposal 2:  Approval of changes to the fundamental investment restrictions of Transamerica U.S. Government Securities as follows:

A. Diversification	For	Against	Abstentions/Broker Non-Votes
	16,479,013.762	957,719.632	0
B. Borrowing	For	Against	Abstentions/Broker Non-Votes
	16,416,090.364	1,020,643.030	0
C. Senior Securities	For	Against	Abstentions/Broker Non-Votes
	16,473,621.637	963,111.757	0
D. Underwriting Securities	For	Against	Abstentions/Broker Non-Votes
	16,436,202.501	1,000,530.893	0
E. Real Estate	For	Against	Abstentions/Broker Non-Votes
	16,487,926.666	948,806.728	0
F. Making Loans	For	Against	Abstentions/Broker Non-Votes
	16,367,705.599	1,069,027.795	0
G. Concentration	For	Against	Abstentions/Broker Non-Votes
	16,428,735.991	1,007,997.403	0
H. Commodities	For	Against	Abstentions/Broker Non-Votes
	16,429,234.678	1,007,498.716	0

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

Transamerica U.S. Government Securities  12

Transamerica Value Balanced

UNDERSTANDING YOUR FUND'S EXPENSES
(unaudited)

SHAREHOLDER EXPENSES

The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at January 1, 2005 and held for the entire period until June 30, 2005.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, note that the expenses shown in the table are meant to highlight your ongoing costs and do not reflect any transaction costs.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period (a)
Initial
Actual	$1,000.00	$999.30	0.84%	$4.16
Hypothetical (b)	1,000.00	1,020.63	0.84	4.21
Service
Actual	1,000.00	997.80	1.09	5.40
Hypothetical (b)	1,000.00	1,019.39	1.09	5.46

(a)  Expenses are calculated using each Fund's annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by number of days in the period (181 days), and divided by the number of days in the year (365 days).

(b)  5% return per year before expenses.

GRAPHICAL PRESENTATION OF SCHEDULE OF INVESTMENTS
By Asset Type
At June 30, 2005

This chart shows the percentage breakdown by asset type of the Fund's total investment securities.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

1

Transamerica Value Balanced

SCHEDULE OF INVESTMENTS
At June 30, 2005
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (3.3%) (a)
U.S. Treasury Bond 5.38%, due 02/15/2031	$6,524	$7,698
U.S. Treasury Note 3.75%, due 05/15/2008 3.63%, due 06/15/2010 4.00%, due 02/15/2015	2,025 3,750 2,710	2,029 3,734 2,720
Total U.S. Government Obligations (cost: $15,555)		16,181
U.S. GOVERNMENT AGENCY OBLIGATIONS (12.6%)
Fannie Mae-Conventional Pool 6.00%, due 07/01/2017 5.50%, due 08/01/2017 6.00%, due 01/01/2018 5.00%, due 05/01/2018 6.00%, due 10/01/2033 6.00%, due 01/01/2034 6.00%, due 01/01/2034 6.00%, due 02/01/2034 6.00%, due 08/01/2034 6.00%, due 10/01/2034 5.50%, due 05/01/2035 5.50%, due 05/01/2035	2,833 2,145 2,762 1,420 1,189 2,363 2,794 732 846 1,828 6,895 6,895	2,930 2,204 2,856 1,437 1,219 2,423 2,866 750 868 1,875 6,996 6,996
Freddie Mac-Gold Pool 5.00%, due 04/01/2018 5.50%, due 09/01/2018 5.50%, due 11/01/2018 6.00%, due 10/01/2032 6.00%, due 11/01/2033 6.00%, due 12/01/2033 5.50%, due 06/01/2035	2,672 2,421 2,736 6,424 1,956 1,684 6,370	2,704 2,486 2,809 6,594 2,007 1,728 6,463
Ginnie Mae-FHA/VA Pool 6.50%, due 10/15/2027 6.00%, due 02/20/2034 6.00%, due 08/20/2034	941 1,446 204	987 1,490 210
Total U.S. Government Agency Obligations (cost: $61,078)		60,898
CORPORATE DEBT SECURITIES (16.6%)
Agriculture (0.3%)
Cargill, Inc.–144A 5.00%, due 11/15/2013	1,000	1,024
Dole Food Co., Inc. 8.63%, due 05/01/2009	300	319
Michael Foods, Inc. 8.00%, due 11/15/2013	300	305
Automotive (0.3%)
DaimlerChrysler NA Holding Corp. 8.50%, due 01/18/2031	1,000	1,267

	Principal	Value
Beverages (0.6%)
Bottling Group LLC 2.45%, due 10/16/2006	$2,000	$1,963
Cia Brasileira de Bebidas 8.75%, due 09/15/2013	800	925
Chemicals & Allied Products (0.9%)
Lubrizol Corp. 5.50%, due 10/01/2014	1,250	1,289
Nalco Co. 7.75%, due 11/15/2011	1,000	1,065
Potash Corp. of Saskatchewan 7.13%, due 06/15/2007	1,895	1,993
Commercial Banks (0.8%)
Abbey National PLC 7.35%, due 06/15/2049 (c)	2,000	2,076
Bank One Corp. 6.88%, due 08/01/2006	1,000	1,029
Wells Fargo & Co. 6.25%, due 04/15/2008	530	559
Communication (0.5%)
Comcast Corp. 4.95%, due 06/15/2016	1,650	1,643
Echostar DBS Corp. 5.75%, due 10/01/2008	550	547
Communications Equipment (0.4%)
Motorola, Inc. 4.61%, due 11/16/2007	2,000	2,015
Food & Kindred Products (0.2%)
Sara Lee Corp. 6.95%, due 10/09/2006	1,000	1,029
Food Stores (0.2%)
Stater Brothers Holdings, Inc. 8.13%, due 06/15/2012	1,075	1,048
Holding & Other Investment Offices (1.1%)
EOP Operating, LP 8.38%, due 03/15/2006	3,050	3,140
iStar Financial, Inc. 4.88%, due 01/15/2009	2,000	1,995
Hotels & Other Lodging Places (0.3%)
MGM Mirage 6.00%, due 10/01/2009	1,000	1,005
Park Place Entertainment Corp. 7.00%, due 04/15/2013	450	499
Insurance (0.7%)
International Lease Finance Corp. 5.63%, due 06/01/2007	1,000	1,025
Wellpoint Health Networks, Inc. 6.38%, due 06/15/2006	2,400	2,452

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

2

Transamerica Value Balanced

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2005
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
Metal Mining (0.5%)
Phelps Dodge Corp. 9.50%, due 06/01/2031	$1,813	$2,651
Motion Pictures (0.7%)
Time Warner, Inc. 9.13%, due 01/15/2013	2,000	2,527
Walt Disney Co. 5.62%, due 12/01/2008	1,000	1,004
Oil & Gas Extraction (1.2%)
Chesapeake Energy Corp. 7.00%, due 08/15/2014	1,000	1,060
Evergreen Resources, Inc. 5.88%, due 03/15/2012	785	780
Husky Oil, Ltd. 8.90%, due 08/15/2028 (d)	2,020	2,234
Nexen, Inc. 5.88%, due 03/10/2035	1,600	1,626
Personal Credit Institutions (0.4%)
General Motors Acceptance Corp. 6.75%, due 01/15/2006	2,000	2,016
Petroleum Refining (1.5%)
Amerada Hess Corp. 7.13%, due 03/15/2033	3,123	3,704
Enterprise Products Operating, LP, Series B 5.60%, due 10/15/2014	2,050	2,110
Valero Energy Corp. 7.50%, due 04/15/2032	1,000	1,234
Primary Metal Industries (1.4%)
Alcoa, Inc. 4.25%, due 08/15/2007	5,500	5,519
Noranda, Inc. 6.00%, due 10/15/2015	1,000	1,050
Printing & Publishing (1.3%)
Gannett Co., Inc. 5.50%, due 04/01/2007	3,000	3,073
News America Holdings, Inc. 7.75%, due 12/01/2045	2,450	3,002
Radio & Television Broadcasting (0.5%)
Chancellor Media Corp. 8.00%, due 11/01/2008	2,025	2,177
Restaurants (0.4%)
Landry's Restaurants, Inc., Series B 7.50%, due 12/15/2014	1,000	967
Yum! Brands, Inc. 7.70%, due 07/01/2012	1,000	1,174

	Principal	Value
Security & Commodity Brokers (0.9%)
Credit Suisse First Boston (London), Inc.–144A 7.90%, due 05/01/2049 (e)	$2,000	$2,129
E*Trade Financial Corp. 8.00%, due 06/15/2011	1,000	1,052
Lehman Brothers Holdings, Inc. 7.88%, due 08/15/2010	1,000	1,162
Telecommunications (0.4%)
America Movil SA de CV 5.50%, due 03/01/2014	2,000	2,000
Transportation & Public Utilities (0.7%)
Magellan Midstream Partners, LP 6.45%, due 06/01/2014	3,100	3,386
Water Transportation (0.2%)
Royal Caribbean Cruises, Ltd. 8.75%, due 02/02/2011	1,000	1,152
Wholesale Trade Nondurable Goods (0.2%)
Domino's, Inc. 8.25%, due 07/01/2011	729	776
Total Corporate Debt Securities (cost: $78,222)		79,777
	Shares	Value
COMMON STOCKS (66.0%)
Amusement & Recreation Services (1.4%)
Disney (Walt) Co. (The)	270,000	$6,799
Business Credit Institutions (0.1%)
Fannie Mae	6,000	350
Chemicals & Allied Products (2.6%)
Colgate-Palmolive Co.	60,000	2,995
du Pont (E.I.) de Nemours & Co.	100,000	4,301
Praxair, Inc.	112,000	5,219
Commercial Banks (6.4%)
Bank of America Corp.	211,844	9,662
Citigroup, Inc.	205,170	9,485
PNC Financial Services Group, Inc.	110,000	5,991
Wachovia Corp.	67,640	3,355
Wells Fargo & Co.	40,000	2,463
Computer & Data Processing Services (4.5%)
Microsoft Corp.	825,000	20,493
Sun Microsystems, Inc. (f)	300,000	1,119
Electric Services (1.3%)
Dominion Resources, Inc.	45,000	3,303
Duke Energy Corp.	92,000	2,735
Electronic & Other Electric Equipment (0.8%)
Cooper Industries, Ltd.–Class A	35,000	2,236
General Electric Co.	50,000	1,732

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

3

Transamerica Value Balanced

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2005
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
Electronic Components & Accessories (1.4%)
Intel Corp.	150,000	$3,909
Texas Instruments, Inc.	100,000	2,807
Food & Kindred Products (5.5%)
Altria Group, Inc.	325,000	21,014
HJ Heinz Co.	78,500	2,780
Sara Lee Corp.	136,700	2,708
Holding & Other Investment Offices (3.5%)
Plum Creek Timber Co., Inc.	210,000	7,623
Rayonier, Inc.	174,000	9,227
Insurance (0.9%)
American International Group, Inc.	78,000	4,532
Life Insurance (1.2%)
Genworth Financial, Inc.–Class A	190,000	5,744
Lumber & Wood Products (0.5%)
Louisiana-Pacific Corp.	100,000	2,458
Motion Pictures (4.1%)
Time Warner, Inc. (f)	1,170,000	19,551
Oil & Gas Extraction (4.6%)
Anadarko Petroleum Corp.	65,000	5,340
EOG Resources, Inc.	150,000	8,520
Schlumberger, Ltd.	107,500	8,164
Paper & Allied Products (0.6%)
Kimberly-Clark Corp.	50,000	3,129
Petroleum Refining (5.3%)
BP PLC, ADR	200,000	12,476
Exxon Mobil Corp.	94,000	5,402
Marathon Oil Corp.	86,700	4,627
Murphy Oil Corp.	60,000	3,134
Pharmaceuticals (8.2%)
Bristol-Myers Squibb Co.	595,000	14,863
Merck & Co., Inc.	514,000	15,831
Schering-Plough Corp.	450,000	8,577
Primary Metal Industries (0.4%)
Hubbell, Inc.–Class B	45,000	1,984
Railroads (1.2%)
Union Pacific Corp.	90,000	5,832
Savings Institutions (2.7%)
Washington Mutual, Inc.	314,540	12,799
Security & Commodity Brokers (4.0%)
Alliance Capital Management Holding, LP	134,500	6,287
Jefferies Group, Inc.	175,000	6,631
Raymond James Financial, Inc.	175,000	4,944
T. Rowe Price Group, Inc.	20,000	1,252

	Shares	Value
Telecommunications (3.7%)
Sprint Corp. (FON Group)	650,000	$16,309
Verizon Communications, Inc.	40,000	1,382
Tobacco Products (1.1%)
Loews Corp.–Carolina Group	154,000	5,131
Total Common Stocks (cost: $275,512)		317,205
	Principal	Value
SHORT-TERM U.S. GOVERNMENT OBLIGATIONS (0.9%)
U.S. Treasury Bill 2.92%, due 09/15/2005	$4,200	$4,175
	Total Short-Term U.S. Government Obligations (cost: $4,175)	4,175
Total Investment Securities (cost: $434,542)		$478,236
	Contracts (b)	Value
WRITTEN OPTIONS (0.4%)
Covered Call Options (0.1%)
Altria Group, Inc. Call Strike $75.00 Expires 12/17/2005	650	$(70)
American International Group, Inc. Call Strike $60.00 Expires 11/19/2005	780	(187)
EOG Resources, Inc. Call Strike $60.00 Expires 10/22/2005	300	(90)
Exxon Mobil Corp. Call Strike $65.00 Expires 10/22/2005	140	(8)
Louisiana-Pacific Corp. Call Strike $30.00 Expires 08/20/2005	500	(5)
Schering-Plough Corp. Call Strike $22.50 Expires 01/21/2006	1,610	(56)
Sprint Corp. (FON Group) Call Strike $27.50 Expires 08/20/2005	326	(6)
Put Options (0.3%)
Altria Group, Inc. Put Strike $40.00 Expires 01/21/2006	1,000	(20)
Bristol-Myers Squibb Co. Put Strike $22.50 Expires 09/17/2005	300	(4)
Bristol-Myers Squibb Co. Put Strike $20.00 Expires 01/21/2006	2,000	(35)
Colgate-Palmolive Co. Put Strike $45.00 Expires 01/21/2006	100	(10)

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

4

Transamerica Value Balanced

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2005
(all amounts except share amounts in thousands)
(unaudited)

	Contracts (b)	Value
Put Options (continued)
Cooper Industries, Ltd. Put Strike $65.00 Expires 07/16/2005	200	$(31)
Fannie Mae Put Strike $60.00 Expires 01/21/2006	200	(97)
General Electric Co. Put Strike $35.00 Expires 09/17/2005	1,000	(105)
GlobalSantaFe Corp. Put Strike $30.00 Expires 07/16/2005	330	(8)
GlobalSantaFe Corp. Put Strike $27.50 Expires 07/16/2005	300	(1)
GlobalSantaFe Corp. Put Strike $32.50 Expires 07/16/2005	1,400	(7)
HJ Heinz Co. Put Strike $35.00 Expires 09/17/2005	700	(47)
HJ Heinz Co. Put Strike $35.00 Expires 01/21/2006	800	(104)
Home Depot Put Strike $35.00 Expires 01/21/2006	360	(38)
L-3 Communications Holdings, Inc. Put Strike $65.00 Expires 10/22/2005	740	(44)
Merck & Co., Inc. Put Strike $40.00 Expires 01/21/2006	400	(376)

	Contracts (b)	Value
Put Options (continued)
PNC Financial Services Group, Inc. Put Strike $47.50 Expires 11/19/2005	900	$(34)
Sara Lee Corp. Put Strike $22.50 Expires 07/16/2005	640	(173)
Sara Lee Corp. Put Strike $20.00 Expires 01/21/2006	600	(69)
Schering-Plough Corp. Put Strike $15.00 Expires 01/21/2006	650	(11)
Sun Microsystems, Inc. Put Strike $40.00 Expires 07/16/2005	3,000	(98)
Union Pacific Corp. Put Strike $55.00 Expires 08/20/2005	300	(3)
Washington Mutual, Inc. Put Strike $30.00 Expires 01/21/2006	1,300	(33)
Total Written Options (premiums: –$2,704)		(1,770)
SUMMARY:
Investments, at value	99.4%	478,236
Written Options	(0.4)%	(1,770)
Other assets in excess of liabilities	1.0%	4,376
Net assets	100.0%	$480,842

NOTES TO SCHEDULE OF INVESTMENTS:

(a)  Substantially all of the Fund's securities are memo pledged as collateral by the custodian for the listed short option contracts written by the Fund.

(b)  Contract amounts are not in thousands.

(c)  Abbey National PLC has a fixed coupon rate 7.35% until 10/15/2006, thereafter the coupon rate will reset every 5 years at the 5-year current month treasury + 178BP, if not called.

(d)  Husky Oil, Ltd. has a fixed coupon rate of 8.90% until 8/15/2008, thereafter the coupon rate will reset quarterly at the 3-month US$LIBOR + 550BP, if not called.

(e)  Credit Suisse First Boston (London), Inc.–144A has a fixed coupon rate 7.90% until 05/01/2007, thereafter the coupon rate will reset every 5 years at the 5-year current month treasury + 200BP, if not called.

(f)  No dividends were paid during the preceding twelve months.

DEFINITIONS:

144A  144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2005, these securities aggregated $3,153 or 0.7% of the net assets of the Fund.

ADR  American Depositary Receipt

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

5

Transamerica Value Balanced

STATEMENT OF ASSETS AND LIABILITIES
At June 30, 2005
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
Investment securities, at value (cost: $434,542)	$478,236
Cash	2,205
Receivables:
Investment securities sold	20,477
Shares sold	24
Interest	1,695
Dividends	979
503,616
Liabilities:
Investment securities purchased	20,459
Accounts payable and accrued liabilities:
Shares redeemed	205
Management and advisory fees	300
Service fees	1
Written options (premiums $2,704)	1,770
Other	39
22,774
Net Assets	$480,842
Net Assets Consist of:
Capital stock, 150,000 shares authorized ($.01 par value)	$357
Additional paid-in capital	396,298
Undistributed net investment income (loss)	18,764
Undistributed net realized gain (loss) from investment securities and written options	20,795
Net unrealized appreciation (depreciation) on:
Investment securities	43,694
Written option contracts	934
Net Assets	$480,842
Net Assets by Class:
Initial Class	$476,019
Service Class	4,823
Shares Outstanding:
Initial Class	35,329
Service Class	349
Net Asset Value and Offering Price Per Share:
Initial Class	$13.47
Service Class	13.83

STATEMENT OF OPERATIONS
For the period ended June 30, 2005
(all amounts in thousands)
(unaudited)

Investment Income:
Interest	$4,119
Dividends	4,198
Income from loaned securities–net	19
8,336
Expenses:
Management and advisory fees	1,857
Printing and shareholder reports	125
Custody fees	32
Administration fees	50
Legal fees	2
Audit fees	10
Trustees fees	9
Other	2
Service fees:
Service Class	5
Total expenses	2,092
Net Investment Income (Loss)	6,244
Net Realized Gain (Loss) from:
Investment securities	3,355
Written option contracts	4,247
7,602
Net Increase (Decrease) in Unrealized Appreciation (Depreciation) on:
Investment securities	(11,534)
Written option contracts	(3,176)
(14,710)
Net Gain (Loss) on Investments and Written Option Contracts	(7,108)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(864)

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

6

Transamerica Value Balanced

STATEMENTS OF CHANGES IN NET ASSETS
For the period or year ended
(all amounts in thousands)

	June 30, 2005 (unaudited)	December 31, 2004
Increase (Decrease) in Net Assets From:
Operations:
Net investment income (loss)	$6,244	$12,520
Net realized gain (loss) from investment securities and written option contracts	7,602	42,878
Net unrealized appreciation (depreciation) on investment securities and written option contracts	(14,710)	(4,350)
	(864)	51,048
Distributions to Shareholders:
From net investment income:
Initial Class	–	(6,350)
Service Class	–	(24)
	–	(6,374)
Capital Share Transactions:
Proceeds from shares sold:
Initial Class	4,314	12,731
Service Class	1,556	3,369
	5,870	16,100
Proceeds from fund acquisition:
Initial Class	–	312,953
Service Class	–	467
	–	313,420
Dividends and distributions reinvested:
Initial Class	–	6,350
Service Class	–	24
	–	6,374
Cost of shares redeemed:
Initial Class	(52,954)	(100,103)
Service Class	(440)	(881)
	(53,394)	(100,984)
	(47,524)	234,910
Net increase (decrease) in net assets	(48,388)	279,584
Net Assets:
Beginning of period	529,230	249,646
End of period	$480,842	$529,230
Undistributed Net Investment Income (Loss)	$18,764	$12,520

	June 30, 2005 (unaudited)	December 31, 2004
Share Activity:
Shares issued:
Initial Class	323	1,020
Service Class	113	260
	436	1,280
Shares issued on fund acquisition:
Initial Class	–	25,281
Service Class	–	37
	–	25,318
Shares issued–reinvested from distributions:
Initial Class	–	518
Service Class	–	2
	–	520
Shares redeemed:
Initial Class	(3,971)	(7,919)
Service Class	(32)	(67)
	(4,003)	(7,986)
Net increase (decrease) in shares outstanding:
Initial Class	(3,648)	18,900
Service Class	81	232
	(3,567)	19,132

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

7

Transamerica Value Balanced

FINANCIAL HIGHLIGHTS

(unaudited for the period ended June 30, 2005)

		For a share outstanding throughout each period (a)
		Net Asset	Investment Operations			Distributions			Net Asset
	For the Period Ended (b)	Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total Operations	From Net Investment Income	From Net Realized Gains	Total Distributions	Value, End of Period
Initial Class	6/30/2005	$13.48	$0.17	$(0.18)	$(0.01)	$–	$–	$–	$13.47
	12/31/2004	12.41	0.36	0.86	1.22	(0.15)	–	(0.15)	13.48
	12/31/2003	10.66	0.30	1.81	2.11	(0.36)	–	(0.36)	12.41
	12/31/2002	13.29	0.33	(2.20)	(1.87)	(0.28)	(0.48)	(0.76)	10.66
	12/31/2001	13.19	0.36	(0.07)	0.29	(0.19)	–	(0.19)	13.29
	12/31/2000	12.13	0.43	1.68	2.11	(0.55)	(0.50)	(1.05)	13.19
Service Class	6/30/2005	13.86	0.16	(0.19)	(0.03)	–	–	–	13.83
	12/31/2004	12.74	0.37	0.87	1.24	(0.12)	–	(0.12)	13.86
	12/31/2003	11.08	0.18	1.52	1.70	(0.04)	–	(0.04)	12.74

			Ratios/Supplemental Data
	For the Period	Total	Net Assets, End of Period	Ratio of Expenses to Average Net Assets (f)		Net Investment Income (Loss) to Average	Portfolio Turnover
	Ended (b)	Return (c)(g)	(000's)	Net (d)	Total (e)	Net Assets (f)	Rate (g)
Initial Class	6/30/2005	(0.07)%	$476,019	0.84%	0.84%	2.52%	34%
	12/31/2004	9.96	525,519	0.84	0.84	2.88	98
	12/31/2003	20.16	249,184	0.82	0.82	2.68	53
	12/31/2002	(13.82)	247,459	0.83	0.83	2.84	123
	12/31/2001	2.16	235,355	0.89	0.89	2.70	54
	12/31/2000	17.55	215,675	0.87	0.87	3.42	20
Service Class	6/30/2005	(0.22)	4,823	1.09	1.09	2.29	34
	12/31/2004	9.83	3,711	1.10	1.10	2.81	98
	12/31/2003	15.40	462	1.09	1.09	2.26	53

NOTES TO FINANCIAL HIGHLIGHTS

(a)  Per share information is calculated based on average number of shares outstanding.

(b)  Transamerica Value Balanced (the "Fund") share classes commenced operations as follows:

Initial Class – January 3, 1995
Service Class – May 1, 2003

(c)  Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.

(d)  Ratio of Net Expenses to Average Net Assets is net of fee waivers and reimbursements by the investment adviser, if any (see note 2).

(e)  Ratio of Total Expenses to Average Net Assets includes all expenses before fee waivers and reimbursements by the investment adviser.

(f)  Annualized.

(g)  Not annualized for periods of less than one year.

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

8

Transamerica Value Balanced

NOTES TO FINANCIAL STATEMENTS
At June 30, 2005
(all amounts in thousands)
(unaudited)

NOTE 1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The AEGON/Transamerica Series Trust ("ATST") is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. ATST serves as a funding vehicle for variable life insurance, variable annuity and group annuity products. Transamerica Value Balanced ("the Fund"), part of ATST, began operations on January 3, 1995.

Effective May 1, 2005, AEGON/Transamerica Series Fund, Inc. changed its name to AEGON/Transamerica Series Trust.

On May 3, 2004, the Fund acquired all the net assets of LKCM Strategic Total Return pursuant to a plan of reorganization approved by the shareholders of LKCM Strategic Total Return. The Fund is the accounting survivor. The acquisition was accomplished by a tax-free exchange of 25,318 shares of the Fund for the 21,557 shares of LKCM Strategic Total Return outstanding on April 30, 2004. The aggregate net assets of the Fund immediately before the acquisition was $240,038. LKCM Strategic Total Return's net assets at that date of $313,420, including $45,289 of unrealized appreciation, were combined with those of the Fund, resulting in combined net assets of $553,458.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties, which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

See the Prospectus and Statement of Additional Information for a description of the Fund's investment objective.

In preparing the Fund's financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP"), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following policies were consistently followed by the Fund, in accordance with GAAP.

Multiple class operations and expenses: The Fund currently offers two classes of shares, an Initial Class and a Service Class. Income, non-class specific expenses and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

Pricing of shares: The Fund prices its shares on the basis of the net asset value of each class of shares of the Fund, which is determined as of the close of the New York Stock Exchange ("NYSE") (generally 4:00 p.m. Eastern Time) on each day on which the NYSE is open for trading.

Security valuations: Fund investments traded on an exchange are valued at the closing price on the day of valuation on the exchange where the security is principally traded. With respect to securities traded on the NASDAQ/NMS, such closing price may be the last reported sales price or the NASDAQ official closing price.

Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last quoted bid price.

Debt securities are valued by independent pricing services at the last quoted bid price; however, those that mature in sixty days or less are valued at amortized cost, which approximates market.

Investment company securities are valued at net asset value of the underlying portfolio.

Option contracts are valued at the average of bid and ask ("Mean Quote") established each day at the close of the board of trade or exchange on which they are traded.

Other securities for which quotations are not readily available are valued at fair market value as determined in good faith using guidelines adopted by the Board of Trustees, under the supervision of the Fund's Valuation Committee. These guidelines may include: the type of security; any restrictions on its resale; financial or business news of the issuer; similar or related securities that are actively trading; related corporate actions; and other significant events occurring after the close of trading in the security.

Cash: The Fund may leave cash overnight in its cash account with the custodian, Investors Bank & Trust Company ("IBT"). IBT has been contracted on behalf of the Fund to invest the excess cash into a savings account, which at June 30, 2005, was paying an interest rate of 2.02%.

Throughout the six months, the Fund may have a cash overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate.

Repurchase agreements: The Fund is authorized to enter into repurchase agreements. The Fund, through IBT, receives delivery of the underlying securities, the value of which at the time of purchase is required to be an amount equal to at least 100% of the resale price. Repurchase agreements involve the risk that the seller will fail to repurchase the security, as agreed. In that case, the Fund will bear the risk of value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

9

Transamerica Value Balanced

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2005
(all amounts in thousands)
(unaudited)

NOTE 1.–(continued)

Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, may place security transactions of the Fund with broker/dealers with which ATST has established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions paid by the Fund be used to pay expenses that would otherwise be borne by any other funds within ATST, or by any other party.

Recaptured commissions during the six months ended June 30, 2005, of $32 are included in net realized gains in the Statement of Operations.

Securities lending: The Fund may lend securities to enhance fund earnings from investing cash collateral in making such loans to qualified borrowers (typically broker/dealers). The Fund has engaged its custodian bank, IBT, as a lending agent to administer its securities lending program. IBT earned $8 of program income for its services. When the Fund makes a security loan, it receives cash collateral as protection against the risk that the borrower will default on the loan, and records an asset for the cash invested collateral and a liability for the return of the collateral.

Loans of securities are required to be secured by collateral at least equal to 102% of the value of the securities at inception of the loan, and not less then 100% thereafter. The Fund may invest cash collateral in short-term money market instruments including: U.S. Treasury Bills, U.S. agency obligations, commercial paper, money market mutual funds, repurchase agreements and other highly rated, liquid investments. During the life of securities loans, the collateral and securities loaned remain subject to fluctuation in value. IBT marks to market securities loaned and the collateral each business day. If additional collateral is due (at least $1), IBT collects additional cash collateral from the borrowers. Although securities loaned will be fully collateralized at all times, IBT may experience delays in, or may be prevented from, recovering the collateral on behalf of the Fund. The Fund may recall a loaned security position at any time from the borrower through IBT. In the event the borrower fails to timely return a recalled security, IBT may indemnify the Fund by purchasing replacement securities for the Fund at its own expense and claiming the collateral to fund such a purchase. IBT absorbs the loss if the collateral value is not sufficient to cover the cost of the replacement securities. If replacement securities are not available, IBT will credit the equivalent cash value to the Fund.

While a security is on loan, the Fund does not have the right to vote that security. However, if time permits, the Fund will attempt to recall a security on loan and vote the proxy.

Income from securities lending is included in the Statement of Operations.

Real Estate Investment Trusts ("REITs"): There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes and interest rates.

Dividend income is recorded at management's estimate of the income included in distributions from the REIT investments. Distributions received in excess of the estimated amount are recorded as a reduction of the cost of investments. The actual amounts of income, return of capital and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income is recorded on the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Option contracts: The Fund may enter into options contracts to manage exposure to market fluctuations. Options are valued at the average of the bid and ask ("Mean Quote") established each day at the close of the board of trade or exchange on which they are traded. The primary risks associated with options are imperfect correlation between the change in value of the securities held and the prices of the options contracts; the possibility of an illiquid market and inability of the counterparty to meet the contracts terms. When the Fund writes a covered call or put option, an amount equal to the premium received by the Fund is included in the Fund's Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount is subsequently marked-to-market to reflect the current value of the option written.

The underlying face amounts of open contracts at June 30, 2005 are listed in the Schedule of Investments.

Transactions in written call and put options were as follows:

	Premium	Contracts*
Beginning Balance December 31, 2004	$5,839	38,971
Sales	1,763	17,406
Closing Buys	(85)	(1,011)
Expirations	(4,332)	(28,883)
Exercised	(481)	(4,957)
Balance at June 30, 2005	$2,704	21,526

*  Contracts not in thousands

Dividend distributions: Dividends and capital gains distributions are typically declared and reinvested annually and are generally paid and reinvested on the business day following the ex-date.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

10

Transamerica Value Balanced

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2005
(all amounts in thousands)
(unaudited)

NOTE 2.  RELATED PARTY TRANSACTIONS

Transamerica Fund Advisors, Inc. ("TFAI") is the Fund's investment adviser. Transamerica Fund Services, Inc. ("TFS") is the Fund's administrator and transfer agent. AFSG Securities Corp. ("AFSG") is the Fund's distributor. AFSG is 100% owned by AUSA Holding Company ("AUSA"). TFAI is a directly owned subsidiary of Western Reserve Life Assurance Co. of Ohio ("WRL") (78%) and AUSA (22%). TFS is a wholly owned subsidiary of WRL (50%) and AUSA (50%). AUSA and WRL are wholly owned indirect subsidiaries of AEGON, NV, a Netherlands corporation.

Effective January 1, 2005 AEGON/Transamerica Fund Advisors, Inc. ("ATFA") was renamed Transamerica Fund Advisors, Inc. ("TFAI"); AEGON/Transamerica Fund Services, Inc. ("ATFS") and AEGON/Transamerica Investor Services, Inc. ("ATIS") merged into one entity and was renamed Transamerica Fund Services, Inc. ("TFS").

Certain officers and trustees of the Fund are also officers and/or trustees of TFAI, TFS, AFSG and WRL. No affiliated officer or trustee receives any compensation directly from the Fund.

Transamerica Investment Management, LLC is both an affiliate of the Fund and a sub-adviser to the Fund.

Investment advisory fee: The Fund pays management fees to TFAI based on average daily net assets ("ANA") at the following breakpoints:

0.75% of the first $500 million of ANA
0.65% of the next $500 million of ANA
0.60% of ANA over $1 billion

TFAI has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

1.00% Expense Limit

If total fund expenses fall below the annual expense limitation agreement agreed to by the adviser within the succeeding three years, the Fund may be required to pay that adviser a portion or all of the waived advisory fees.

There are no amounts available for recapture at June 30, 2005.

Distribution and service fees: The Fund adopted a distribution plan ("Distribution Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. Pursuant to the Distribution Plan, ATST entered into a Distribution Agreement with AFSG effective May 1, 1999.

Under the Distribution Plan and Distribution Agreement on the Initial Class shares, AFSG, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund's shares, amounts equal to actual expenses associated with distributing the shares.

The Distribution Plan on the Service Class shares requires ATST to pay distribution fees to AFSG as compensation for its activities, not as reimbursement for specific expenses. The fee on the Service Class is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Fund is authorized under the 12b-1 plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%

AFSG has determined that it will not seek payment by the Fund of the distribution expenses incurred with respect to the Initial Class shares before April 30, 2006. Prior to AFSG seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Fund will pay fees relating to Service Class shares.

Administrative services: The Fund has entered into an agreement with TFS for financial and legal fund administration services, which includes such items as compliance, expenses, financial statements and other reporting, distributions, tax returns, prospectus preparation, board of trustees meeting support, transfer agency and other legal matters. The Fund pays TFS an annual fee of 0.02% of average net assets. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.

Deferred compensation plan: Each eligible Fund Trustee may elect participation in the Deferred Compensation Plan for Trustees of ATST ("the Plan"). Under the Plan, such Trustees may defer payment of a percentage of their total fees earned as a Fund Trustee. These deferred amounts may be invested in any portfolio of Transamerica IDEX Mutual Funds, an affiliate of the Fund. At June 30, 2005, the value of invested plan amounts was $22. Invested plan amounts and the total liability for deferred compensation to the Trustees under the Plan at June 30, 2005, are included in Net Assets in the accompanying Statement of Assets and Liabilities.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

11

Transamerica Value Balanced

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2005
(all amounts in thousands)
(unaudited)

NOTE 3.  INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the six months ended June 30, 2005, were as follows:

Purchases of securities:
Long-Term excluding U.S. Government	$77,013
U.S. Government	90,958
Proceeds from maturities and sales of securities:
Long-Term excluding U.S. Government	90,377
U.S. Government	100,811

NOTE 4.  FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments for items including, but not limited to, wash sales, net operating losses and capital loss carryforwards.

The capital loss carryforwards are available to offset future realized capital gains, subject to certain limitations under the Internal Revenue Code, through the periods listed:

Capital Loss Carryforwards	Available through
$19,967	December 31, 2010
2,773	December 31, 2011

The aggregate cost of investments and composition of unrealized appreciation (depreciation) for federal income tax purposes as of June 30, 2005, are as follows:

Federal Tax Cost Basis	$435,359
Unrealized Appreciation	$55,357
Unrealized (Depreciation)	(12,480)
Net Unrealized Appreciation (Depreciation)	$42,877

NOTE 5.  REGULATORY PROCEEDINGS

There continues to be significant federal and state regulatory activity relating to financial services companies, particularly mutual fund companies and their investment advisers. As part of an ongoing investigation regarding potential market timing, recordkeeping and trading compliance issues and matters affecting the Fund's investment adviser, TFAI, and certain employees and affiliates of TFAI, the SEC staff has indicated that it is likely to take some action against TFAI and certain of its affiliates at the conclusion of the investigation. The potential timing and the scope of any such action is difficult to predict. Although the impact of any action brought against TFAI and/or its affiliates is difficult to assess at the present time, the Fund currently believes that the likelihood that any such action will have a material adverse impact on it is remote. It is important to note that the Fund is not aware of any allegation of wrongdoing against it and its Board at the time this semiannual report is printed. Although it is not anticipated that these developments will have an adverse impact on the Fund, there can be no assurance at this time. TFAI and its affiliates are actively working with the SEC in regard to this matter; however, the exact resolution cannot be determined at this time. TFAI will take such actions that it deems necessary or appropriate to continue providing management services to the Fund and to bring all matters to an appropriate conclusion. TFAI and/or its affiliates, and not the Fund, will bear the costs regarding these regulatory matters.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

12

Transamerica Value Balanced

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS – REVIEW AND RENEWAL (unaudited)

At a meeting of the Board of Trustees of AEGON/Transamerica Series Trust ("ATST") held on October 6, 2004, the Board considered and approved the renewal for a one-year period of the Investment Advisory Agreement between Transamerica Value Balanced (the "Portfolio") and Transamerica Fund Advisors, Inc. ("TFAI") as well as the Investment Sub-Advisory Agreement of the Portfolio between TFAI and Transamerica Investment Management, LLC (the "Sub-Adviser"). In approving the renewal of these agreements, the Board concluded that the Investment Advisory and Investment Sub-Advisory Agreements enable shareholders of the Portfolio to obtain high quality services at a cost that is appropriate, reasonable, and in the best interests of shareholders based upon the following determinations, among others:

The nature, extent and quality of the advisory service to be provided. The Board considered the nature and quality of the services provided by TFAI and the Sub-Adviser to the Portfolio in the past, as well as the services anticipated to be provided in the future. The Board concluded that TFAI and the Sub-Adviser are capable of providing high quality services to the Portfolio, as indicated by TFAI's management capabilities demonstrated with respect to the Portfolio and other portfolios managed by TFAI, TFAI's management oversight process, and the professional qualifications and experience of the Sub-Adviser's portfolio management team. The Board also concluded that TFAI and the Sub-Adviser would provide the same quality and quantity of investment management and related services as before, that these services are appropriate in scope and extent in light of the Portfolio's operations, the competitive landscape of the investment company business and investor needs, and that TFAI's and the Sub-Adviser's obligations will remain the same in all respects.

The investment performance of the Portfolio. The Board, based in particular on information provided by Lipper Analytics, concluded that the Portfolio's long-term investment performance was competitive relative to comparable portfolios over trailing one-, two- and five-year periods and to the Portfolio's benchmark index over a five-year period. While the Board noted that the Portfolio's recent investment performance had lagged and decided to monitor the Portfolio's performance going forward, on the basis of the Trustees' assessment of the nature, extent and quality of investment advisory and related services to be provided or procured by TFAI and the Sub-Adviser, the Trustees concluded that TFAI and the Sub-Adviser were capable of generating a level of long-term investment performance that is appropriate in light of the Portfolio's investment objective, policies and strategies and competitive with other investment companies.

The cost of advisory services provided and the level of profitability. Overall, on the basis of the Board's review of the fees to be charged by TFAI and the Sub-Adviser for investment advisory and related services, TFAI's financial statements, the fees paid by TFAI to the Sub-Adviser, TFAI's estimated net management income resulting from its management of the Portfolio, the estimated profitability of TFAI's relationships with the Portfolio and ATST, and the estimated profitability of the Sub-Adviser's relationship with the Portfolio, the Board concluded that the level of investment advisory fees and the profitability is appropriate in light of the entirety of the services provided and the anticipated profitability of the relationship between the Portfolio, TFAI and the Sub-Adviser. On the basis of comparative information supplied by Lipper Analytics, the Board concluded that the level of advisory fees is appropriate, but estimated that overall expenses of the Portfolio were relatively higher than certain industry averages and undertook to monitor Portfolio expenses closely.

The extent to which economies of scale would be realized as the Portfolio grows and whether fee levels reflect these economies of scale for the benefit of Portfolio investors. The Trustees concluded that inclusion of asset-based breakpoints in the Portfolio's advisory fee schedule appropriately benefited investors by realizing economies of scale in the form of a lower advisory fee rate as the level of Portfolio assets increases. The Board also concluded that the advisory fees appropriately reflect the Portfolio's current size, the current economic environment for TFAI, and the competitive nature of the investment company market. In addition, the Board noted that it will have the opportunity to periodically re-examine whether the Portfolio has achieved economies of scale, as well as the appropriateness of advisory fees payable to TFAI and the Sub-Adviser, in the future.

Benefits (such as soft dollars) to TFAI or the Sub-Adviser from its relationship with the Portfolio. The Board concluded that other benefits derived by TFAI or the Sub-Adviser from its relationship with the Portfolio are reasonable and fair, and are consistent with industry practice and the best interests of the Portfolio and its shareholders. In this regard, the Board noted that TFAI does not realize "soft dollar" benefits from its relationship with the Portfolio, and that the Sub-Adviser is participating in a brokerage program pursuant to which a portion of brokerage commissions paid by the Portfolio is recaptured for the benefit of the Portfolio and its shareholders, thus limiting the amount of "soft-dollar" arrangements the Sub-Adviser may engage in with respect to the Portfolio's brokerage transactions.

Other considerations. The Board also determined that TFAI had made a substantial commitment to the recruitment and retention of high quality personnel, and maintained the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and its shareholders. The Trustees also concluded that TFAI had made a significant entrepreneurial commitment to the management and success of the Portfolio, reflected by TFAI's expense limitation and fee waiver arrangement with the Portfolio, which may result in TFAI waiving a substantial amount of advisory fees for the benefit of shareholders.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

13

Transamerica Value Balanced

SUPPLEMENTAL INFORMATION (unaudited)
RESULTS OF SHAREHOLDER PROXY

At a special meeting of shareholders held on April 19, 2005, the results of the Proposals were as follows:

Proposal 1:  Approval of an Agreement and Plan of Reorganization pursuant to which AEGON/Transamerica Series Fund, Inc. will reorganize as a Delaware statutory trust.

For	Against	Abstentions/Broker Non-Votes
35,931,484.986	1,483,854.478	1,282,792.916

Proposal 2:   Approval of changes to the fundamental investment restrictions of Transamerica Value Balanced as follows:

A. Diversification	For	Against	Abstentions/Broker Non-Votes
	36,848,711.632	1,719,909.780	129,510.968
B. Borrowing	For	Against	Abstentions/Broker Non-Votes
	36,657,291.932	1,911,329.480	129,510.968
C. Senior Securities	For	Against	Abstentions/Broker Non-Votes
	36,841,480.763	1,727,140.649	129,510.968
D. Underwriting Securities	For	Against	Abstentions/Broker Non-Votes
	36,784,777.308	1,783,844.104	129,510.968
E. Real Estate	For	Against	Abstentions/Broker Non-Votes
	36,810,062.777	1,758,558.635	129,510.968
F. Making Loans	For	Against	Abstentions/Broker Non-Votes
	36,625,465.984	1,943,155.428	129,510.968
G. Concentration	For	Against	Abstentions/Broker Non-Votes
	36,787,176.541	1,781,444.871	129,510.968
H. Commodities	For	Against	Abstentions/Broker Non-Votes
	36,722,239.426	1,846,381.986	129,510.968

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

14

Van Kampen Active International Allocation

UNDERSTANDING YOUR FUND'S EXPENSES
(unaudited)

SHAREHOLDER EXPENSES

The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at January 1, 2005 and held for the entire period until June 30, 2005.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, note that the expenses shown in the table are meant to highlight your ongoing costs and do not reflect any transaction costs.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period (a)
Initial
Actual	$1,000.00	$981.40	0.94%	$4.62
Hypothetical (b)	1,000.00	1,020.13	0.94	4.71
Service
Actual	1,000.00	980.60	1.19	5.84
Hypothetical (b)	1,000.00	1,018.89	1.19	5.96

(a)  Expenses are calculated using each Fund's annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by number of days in the period (181 days), and divided by the number of days in the year (365 days).

(b)  5% return per year before expenses.

GRAPHICAL PRESENTATION OF SCHEDULE OF INVESTMENTS
By Region
At June 30, 2005

This chart shows the percentage breakdown by region of the Fund's total investment securities.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

Van Kampen Active International Allocation

SCHEDULE OF INVESTMENTS
At June 30, 2005
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
CONVERTIBLE PREFERRED STOCKS (0.2%)
Ireland (0.0%)
Grafton Group PLC (a)	3,500	$41
Switzerland (0.2%)
Compagnie Financiere Richemont AG–Class A	6,759	227
United Kingdom (0.0%)
Berkeley Group Holdings PLC	1,109	18
Total Convertible Preferred Stocks (cost: $270)		286
PREFERRED STOCKS ( 1.0%)
Brazil (0.9%)
Aracruz Celulose SA–Class B	6,994	24
Banco Bradesco SA	3,000	105
Banco Itau Holding Financeira SA	382	70
Brasil Telecom Participacoes SA	4,069,000	29
Caemi Mineracao e Metalurgica SA	28,000	26
Centrais Eletricas Brasileiras SA–Class B	1,937,895	25
Cia de Bebidas das Americas	291,961	89
Cia Energetica de Minas Gerais	1,715,000	54
Cia Siderurgica de Tubarao	468,000	22
Cia Vale do Rio Doce–Class A	9,629	242
Embratel Participacoes SA (a)	3,991,872	8
Empresa Brasileira de Aeronautica SA	5,959	49
Gerdau SA	4,500	43
Klabin SA	11,000	19
Petroleo Brasileiro SA	10,000	457
Sadia SA	8,000	15
Tele Centro Oeste Celular Participacoes SA	2,615	26
Tele Norte Leste Participacoes SA	5,262	87
Telesp Celular Participacoes SA (a)	2,896	12
Usinas Siderurgicas de Minas Gerais SA–Class A	2,000	33
Votorantim Celulose e Papel SA	1,405	17
Germany (0.1%)
Henkel KGaA	737	66
Porsche AG	60	45
ProSieben SAT.1 Media AG	624	11
RWE AG	256	15
Volkswagen AG	759	27
Thailand (0.0%)
Siam Commercial Bank PCL	16,600	19
Total Preferred Stocks (cost: $1,156)		1,635
COMMON STOCKS ( 83.3%)
Australia (3.8%)
Alumina, Ltd.	29,755	126
Amcor, Ltd.	23,105	118
AMP, Ltd.	15,002	74

	Shares	Value
Australia (continued)
Ansell, Ltd.	1,835	$14
Australia & New Zealand Banking Group, Ltd.	16,310	270
Australian Gas Light Co., Ltd.	5,245	57
BHP Billiton, Ltd.	92,000	1,273
BlueScope Steel, Ltd.	18,798	118
Boral, Ltd.	15,307	76
Brambles Industries, Ltd. (b)	11,167	70
Coca-Cola Amatil, Ltd.	5,790	35
Coles Myer, Ltd.	12,117	86
Commonwealth Bank of Australia	13,478	390
CSL, Ltd.	808	21
CSR, Ltd.	24,831	51
Foster's Group, Ltd.	23,028	93
Insurance Australia Group, Ltd.	19,171	88
John Fairfax Holdings, Ltd.	11,317	37
Leighton Holdings, Ltd.	2,026	18
Lend Lease Corp, Ltd.	5,484	54
Macquarie Bank, Ltd.	2,358	107
Macquarie Infrastructure Group	25,529	81
Mayne Group Limited	10,157	37
National Australia Bank, Ltd.	17,596	412
Newcrest Mining, Ltd.	8,522	113
OneSteel, Ltd.	14,572	29
Orica, Ltd.	7,346	100
Origin Energy, Ltd.	17,423	101
PaperlinX, Ltd.	11,828	27
Patrick Corp., Ltd.	7,068	30
QBE Insurance Group, Ltd.	7,678	94
Rinker Group, Ltd.	24,421	261
Rio Tinto, Ltd. (b)	7,980	273
Santos, Ltd.	13,050	113
Sonic Healthcare, Ltd.	1,548	15
Southcorp, Ltd.	8,034	26
Stockland	393	2
Suncorp-Metway, Ltd.	6,220	95
Tabcorp Holdings, Ltd.	4,577	57
Telstra Corp., Ltd.	24,350	94
Transurban Group	6,394	36
Wesfarmers, Ltd.	4,239	129
Westpac Banking Corp	19,060	290
WMC Resources, Ltd.	29,920	179
Woodside Petroleum, Ltd.	10,411	232
Woolworths, Ltd.	11,322	142
Austria (0.9%)
Bank Austria Creditanstalt AG	1,487	155
Boehler-Uddeholm AG	207	27

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

Van Kampen Active International Allocation

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2005
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
Austria (continued)
Erste Bank der Oesterreichischen Sparkassen AG	10,396	$521
Flughafen Wien AG	989	64
IMMOFINANZ Immobilien Anlagen AG (a)	10,046	92
Mayr-Melnhof Karton AG	397	55
OMV AG	900	392
RHI AG (a)	775	21
Telekom Austria AG	5,727	111
Voestalpine AG	442	31
Wienerberger AG	1,130	52
Belgium (1.1%)
AGFA-Gevaert NV (b)	971	27
Bekaert SA	84	6
Belgacom SA	1,650	56
Cumerio	332	6
Delhaize Group	487	29
Dexia	18,356	405
Electrabel SA	407	178
Fortis	25,323	704
InBev	239	8
KBC Groupe	2,533	200
Solvay SA	1,236	127
UCB SA	1,721	84
Umicore	332	27
Bermuda (0.3%)
Cheung Kong Infrastructure Holdings, Ltd.	12,000	36
Esprit Holdings, Ltd.	37,500	271
Frontline, Ltd.	800	32
Kerry Properties, Ltd.	16,368	36
Li & Fung Limited	62,000	129
SCMP Group, Ltd.	10,000	4
Ship Finance International, Ltd.	80	1
Ship Finance International, Ltd.–WI	306	6
Yue Yuen Industrial Holdings	13,500	41
Brazil (0.1%)
Cia Brasileira de Distribuicao Grupo Pao de Acucar, ADR	500	10
Cia de Bebidas das Americas	58,392	15
Cia Siderurgica Nacional SA	1,488	24
Souza Cruz SA	3,000	36
Tele Centro Oeste Celular Participacoes Rights, (a)	197	-	(c)
Uniao de Bancos Brasileiros SA, GDR	1,300	50

	Shares	Value
Cayman Islands (0.0%)
Hutchison Telecommunications International, Ltd. (a)	51,000	$51
Kingboard Chemicals Holdings Co., Ltd.	8,000	26
Denmark (0.6%)
Danske Bank A/S	13,439	405
DSV A/S	300	25
GN Store Nord	4,900	56
Novo Nordisk A/S–Class B	5,050	257
Novozymes A/S–Class B	986	49
Tele Danmark A/S	2,700	116
Vestas Wind Systems A/S (a)	2,300	38
Finland (1.1%)
Cargotec Corp. (a)	646	18
Fortum OYJ	4,428	71
Kesko OYJ–Class B	2,181	55
Kone Oyj (a)	646	39
Metso OYJ	3,581	78
Neste Oil Oyj (a)	1,107	29
Nokia OYJ	59,472	997
Outokumpu OYJ	2,264	29
Sampo OYJ	3,754	59
Stora Enso OYJ	1,920	25
Stora Enso OYJ–Class R	8,624	110
Tietoenator OYJ	1,767	54
UPM-Kymmene OYJ	8,858	170
Uponor OYJ	495	10
Wartsila OYJ–Class B	796	23
France (6.5%)
Accor SA	3,853	181
Air Liquide	1,942	331
Alcatel SA (a)	15,767	173
Alstom (a)	58,967	59
Atos Origin (a)	183	12
Autoroutes du Sud de la France	1,134	65
AXA	26,147	654
BNP Paribas	12,393	851
Bouygues	3,809	158
Business Objects SA (a)	555	15
Cap Gemini SA (a)	1,993	63
Carrefour SA	7,048	342
Casino Guichard Perrachon SA	764	54
Cie de Saint-Gobain	4,028	224
Cie Generale D'Optique Essilor International SA	706	48
CNP Assurances	998	64
Credit Agricole SA	5,140	130

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

Van Kampen Active International Allocation

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2005
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
France (continued)
Dassault Systemes SA (b)	517	$25
France Telecom SA	17,788	520
Gecina SA	715	81
Groupe Danone	2,627	231
Hermes International	99	20
Imerys SA	768	53
Klepierre	603	58
Lafarge SA	2,794	255
Lagardere S.C.A.	1,411	105
L'Oreal SA	586	42
LVMH Moet Hennessy Louis Vuitton SA	2,442	189
Michelin (C.G.D.E.)–Class B	1,068	65
Pernod-Ricard	101	16
Peugeot SA	1,217	72
PPR	635	66
Publicis Groupe	938	28
Renault SA	1,252	111
Safran SA	814	17
Sanofi-Aventis	12,709	1,045
Schneider Electric SA	2,796	211
Societe BIC SA	831	50
Societe Generale–Class A	4,864	496
Societe Television Francaise 1	1,155	31
Sodexho Alliance SA	2,055	64
Suez SA	10,709	291
Technip SA	796	37
Thales SA	1,604	65
Thomson Multimedia SA	2,434	58
Total SA	9,107	2,143
Unibail	975	125
Valeo SA	886	40
Veolia Environnement	2,430	91
Vinci SA	1,842	153
Vivendi Universal SA (b)	8,819	278
Zodiac SA	138	7
Germany (6.2%)
Adidas-Salomon AG	467	78
Allianz AG	6,463	743
Altana AG	1,209	69
BASF AG	8,796	586
Bayer AG	10,830	362
Bayerische Hypo-und Vereinsbank AG (a)	17,760	463
Beiersdorf AG	1,946	219
Celesio AG	605	48
Commerzbank AG	21,394	465
Continental AG	822	59
DaimlerChrysler AG	5,723	233

	Shares	Value
Germany (continued)
Deutsche Bank AG	9,722	$762
Deutsche Boerse AG	4,724	370
Deutsche Lufthansa AG	3,466	43
Deutsche Post AG	12,631	295
Deutsche Telekom AG	35,810	663
Douglas Holding AG	274	10
E.ON AG	15,956	1,424
Epcos AG (a)	918	12
Fresenius Medical Care AG	1,101	94
HeidelbergCement AG	969	70
Hypo Real Estate Holding	2,662	101
Infineon Technologies AG (a)	3,822	36
KarstadtQuelle AG (a)(b)	184	2
Lanxess (a)	1,083	24
Linde AG	2,203	149
Man AG	1,427	59
Merck KGaA	948	76
Metro AG	3,003	149
Muenchener Rueckversicherungs AG	988	105
Puma AG Rudolf Dassler Sport	174	43
RWE AG	8,153	527
SAP AG	3,091	539
Schering AG	2,813	173
Siemens AG	10,098	738
ThyssenKrupp AG	4,860	85
TUI AG (b)	2,592	64
Volkswagen AG	1,494	68
Greece (0.4%)
Alpha Bank A.E.	5,328	142
EFG Eurobank Ergasias SA	3,089	95
National Bank of Greece SA	6,722	230
OPAP SA	2,900	84
Titan Cement Co. SA	1,000	31
Hong Kong (3.2%)
Bank of East Asia, Ltd.	52,054	154
BOC Hong Kong Holdings, Ltd.	143,000	270
Cathay Pacific Airways, Ltd.	39,000	71
Cheung Kong Holdings, Ltd.	61,000	594
CLP Holdings, Ltd.	70,500	405
Hang Lung Properties, Ltd.	74,000	109
Hang Seng Bank, Ltd.	26,600	363
Henderson Land Development	30,000	144
Hong Kong & China Gas	153,000	311
Hong Kong Exchanges and Clearing, Ltd.	41,000	106
Hong Kong Electric Holdings	54,500	249
Hopewell Holdings, Ltd.	24,000	62
Hutchison Whampoa, Ltd.	81,900	740

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

Van Kampen Active International Allocation

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2005
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
Hong Kong (continued)
Hysan Development Co., Ltd.	25,548	$53
Johnson Electric Holdings, Ltd.	60,500	56
MTR Corp.	54,250	105
New World Development, Ltd.	88,693	109
PCCW, Ltd.	141,200	88
Shangri-La Asia, Ltd.	39,071	60
Sino Land Co.	25,051	27
Sun Hung Kai Properties, Ltd.	53,000	523
Swire Pacific, Ltd.–Class A	37,000	327
Techtronic Industries Co.	34,000	86
Television Broadcasts, Ltd.	10,000	56
Wharf Holdings, Ltd.	49,000	172
Ireland (0.6%)
Allied Irish Banks PLC	15,869	340
Bank of Ireland	18,498	301
CRH PLC	8,925	237
DCC PLC	450	9
Elan Corp. PLC (a)	5,550	37
Independent News & Media PLC	3,500	11
Irish Life & Permanent PLC	1,049	18
Italy (1.9%)
Alleanza Assicurazioni SpA	2,461	27
Assicurazioni Generali SpA	5,257	164
Autogrill SpA	2,373	31
Autostrade SpA	4,489	119
Banca Fideuram SpA	2,009	10
Banca Intesa SpA	35,940	164
Banca Intesa SpA RNC	3,509	15
Banca Monte dei Paschi di Siena SpA	3,766	13
Banca Nazionale Del Lavoro SpA (a)	5,325	18
Banca Popolare di Milano Scrl	1,170	12
Banco Popolare di Verona e Novara Scrl	3,614	62
Benetton Group SpA	360	3
Enel SpA	10,712	93
ENI-Ente Nazionale Idrocarburi SpA (b)	39,710	1,022
Fiat SpA (a)	3,985	29
Finmeccanica SpA	84,963	79
Italcementi SpA	815	13
Luxottica Group SpA	1,726	36
Mediaset SpA	4,267	50
Mediobanca SpA	2,018	38
Mediolanum SpA	1,510	9
Pirelli & C SpA	36,323	38
Riunione Adriatica di Sicurta SpA	725	14
Sanpaolo IMI SpA (b)	13,939	192
Seat Pagine Gialle SpA (a)	22,996	10

	Shares	Value
Italy (continued)
Telecom Italia SpA	127,613	$400
Telecom Italia SpA RNC	73,689	192
Tiscali SpA (a)	1,598	5
UniCredito Italiano SpA	44,538	236
Japan (19.8%)
77 Bank, Ltd. (The)	6,000	37
Acom Co., Ltd.	1,480	95
Advantest Corp.	1,400	103
Aeon Co., Ltd.	8,500	130
Aeon Credit Service Co., Ltd.	400	25
Aiful Corp.	1,275	95
Ajinomoto Co., Inc.	12,000	134
Alps Electric Co., Ltd.	3,000	46
Amada Co., Ltd.	3,000	20
Asahi Breweries, Ltd.	6,100	73
Asahi Glass Co., Ltd.	20,000	210
Asahi Kasei Corp.	20,000	95
Asatsu-DK, Inc.	300	8
Astellas Pharma, Inc.	10,200	349
Bank of Fukuoka, Ltd. (The)	11,000	65
Bank of Yokohama, Ltd. (The)	23,000	133
Benesse Corp.	600	19
Bridgestone Corp. (b)	17,000	328
Canon, Inc.	15,300	806
Casio Computer Co., Ltd.	7,200	94
Central Japan Railway Co.	26	201
Chiba Bank, Ltd. (The)	14,000	92
Chubu Electric Power Co., Inc. (b)	8,100	194
Chugai Pharmaceutical Co., Ltd.	4,202	65
Citizen Watch Co., Ltd.	5,400	49
Credit Saison Co., Ltd.	2,700	90
CSK Corp.	1,500	59
Dai Nippon Printing Co., Ltd.	8,000	129
Daicel Chemical Industries, Ltd.	1,000	5
Daiichi Pharmaceutical Co., Ltd.	5,200	115
Daikin Industries, Ltd.	2,700	68
Daimaru, Inc.	4,000	36
Dainippon Ink & Chemical, Inc.	7,000	22
Daito Trust Construction Co., Ltd.	1,800	67
Daiwa House Industry Co., Ltd.	11,000	126
Daiwa Securities Group, Inc.	62,000	384
Denki Kagaku Kogyo KK	4,000	14
Denso Corp.	12,100	276
Dowa Mining Co., Ltd.	9,000	60
East Japan Railway Co.	62	319
Ebara Corp.	4,000	15
Eisai Co., Ltd.	5,300	178

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

Van Kampen Active International Allocation

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2005
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
Japan (continued)
Familymart Co., Ltd	1,000	$29
Fanuc, Ltd.	3,100	197
Fast Retailing Co., Ltd.	1,700	88
Fuji Photo Film Co., Ltd.	8,500	274
Fujikura, Ltd.	2,000	10
Fujitsu, Ltd.	33,000	173
Furukawa Electric Co., Ltd. (The) (a)	11,000	43
Hirose Electric Co., Ltd.	600	66
Hitachi, Ltd.	58,000	353
Hokuhoku Financial Group, Inc.	17,000	52
Honda Motor Co., Ltd.	17,100	844
Hoya Corp.	1,900	219
Isetan Co., Ltd.	3,300	41
Ishikawajima-Harima Heavy Industries Co., Ltd. (a)	9,000	13
Itochu Corp.	19,000	96
Itochu Techno-Science Corp.	700	25
Ito-Yokado Co., Ltd.	5,700	189
Japan Airlines System Corp. (b)	14,000	38
Japan Real Estate Investment Corp. REIT	15	127
Japan Tobacco, Inc.	17	227
JFE Holdings, Inc.	9,800	242
JGC Corp.	4,000	49
Joyo Bank, Ltd. (The)	14,000	68
JS Group Corp.	4,100	69
JSR Corp.	2,000	42
Kajima Corp.	18,000	67
Kaneka Corp.	4,000	45
Kansai Electric Power Co. (The), Inc.	15,700	316
Kao Corp.	11,000	260
Kawasaki Heavy Industries, Ltd.	8,000	15
Keihin Electric Express Railway Co., Ltd.	4,000	24
Keio Electric Railway Co., Ltd.	2,000	11
Keyence Corp.	500	112
Kikkoman Corp.	3,000	27
Kintetsu Corp.	27,000	82
Kirin Brewery Co., Ltd.	17,000	165
Kobe Steel, Ltd.	47,000	89
Komatsu, Ltd.	19,000	148
Konami Corp.	1,800	38
Konica Minolta Holdings, Inc.	8,500	79
Kubota Corp.	24,000	132
Kuraray Co., Ltd.	5,500	52
Kyocera Corp.	3,000	230
Kyowa Hakko Kogyo Co., Ltd.	11	0
Kyushu Electric Power Co., Inc.	4,500	98
Lawson, Inc.	800	28

	Shares	Value
Japan (continued)
Mabuchi Motor Co., Ltd.	400	$23
Marubeni Corp.	18,000	62
Marui Co., Ltd.	7,600	103
Matsushita Electric Industrial Co., Ltd.	39,000	592
Matsushita Electric Works, Ltd.	3,000	25
Meiji Seika Kaisha, Ltd.	3,000	15
Meitec Corp.	300	9
Millea Holdings, Inc.	36	484
Minebea Co., Ltd.	3,000	12
Mitsubishi Chemical Corp.	27,000	79
Mitsubishi Corp.	20,000	272
Mitsubishi Electric Corp.	33,000	175
Mitsubishi Estate Co., Ltd.	28,000	308
Mitsubishi Heavy Industries, Ltd.	57,000	149
Mitsubishi Materials Corp.	30,000	71
Mitsubishi Rayon Co., Ltd.	6,000	25
Mitsubishi Tokyo Financial Group, Inc.	86	730
Mitsui & Co., Ltd.	24,000	227
Mitsui Chemicals, Inc.	8,000	47
Mitsui Fudosan Co., Ltd.	24,000	270
Mitsui Mining & Smelting, Co., Ltd.	18,000	85
Mitsui O.S.K. Lines, Ltd.	2,000	12
Mitsui Sumitomo Insurance Co., Ltd.	44,000	397
Mitsui Trust Holdings, Inc.	12,000	123
Mitsukoshi, Ltd.	4,000	18
Mizuho Financial Group, Inc.	141	639
Murata Manufacturing Co., Ltd.	4,200	214
NEC Corp.	30,000	162
NEC Electronics Corp.	400	18
NET One Systems Co., Ltd.	11	28
NGK Insulators, Ltd.	7,000	68
NGK Spark Plug Co., Ltd.	4,000	46
Nidec Corp.	800	85
Nikko Cordial Corp.	19,000	84
Nikon Corp. (b)	5,000	57
Nintendo Co., Ltd.	2,000	209
Nippon Building Fund, Inc. REIT	15	135
Nippon Express Co., Ltd.	14,000	61
Nippon Meat Packers, Inc.	3,000	35
Nippon Mining Holdings, Inc.	3,000	17
Nippon Oil Corp.	28,000	190
Nippon Paper Group, Inc.	46	169
Nippon Sheet Glass Co., Ltd.	4,000	16
Nippon Steel Corp.	126,000	293
Nippon Telegraph & Telephone Corp.	122	523
Nippon Yusen Kabushiki Kaisha	20,000	115
Nissan Chemical Industries, Ltd.	1,000	11

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

Van Kampen Active International Allocation

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2005
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
Japan (continued)
Nissan Motor Co., Ltd.	51,100	$506
Nisshin Seifun Group, Inc.	4,000	42
Nissin Food Products Co., Ltd.	1,400	36
Nitto Denko Corp.	4,000	230
Nomura Holdings, Inc.	35,800	429
Nomura Research Institute, Ltd.	1,200	120
NSK, Ltd.	12,000	62
NTN Corp.	7,000	38
NTT Data Corp.	27	92
NTT DoCoMo, Inc.	158	234
Obayashi Corp.	15,000	81
Obic Co., Ltd.	100	17
Oji Paper Co., Ltd.	19,000	99
Oki Electric Industry Co., Ltd.	10,000	35
Olympus Corp.	3,000	58
Omron Corp.	3,700	82
Onward Kashiyama Co., Ltd.	3,000	38
Oracle Corp.	700	26
Oriental Land Co., Ltd.	1,200	71
ORIX Corp.	1,600	240
Osaka Gas Co., Ltd.	36,000	113
Pioneer Corp.	2,700	41
Promise Co., Ltd.	1,800	115
Resona Holdings, Inc. (a)	86,000	161
Ricoh Co., Ltd.	12,000	188
Rohm Co., Ltd.	1,900	183
Sankyo Co., Ltd.	7,902	152
Sanyo Electric Co., Ltd.	31,000	79
Secom Co., Ltd.	2,500	108
Seiko Epson Corp.	1,600	53
Sekisui Chemical Co., Ltd.	4,000	28
Sekisui House, Ltd.	12,000	121
Seven-Eleven Japan Co., Ltd.	6,040	168
Sharp Corp.	16,000	250
Shimachu Co., Ltd.	1,000	25
Shimamura Co., Ltd.	400	34
Shimano, Inc.	1,500	43
Shimizu Corp.	14,000	65
Shin-Etsu Chemical Co., Ltd.	6,500	247
Shinsei Bank, Ltd.	11,000	59
Shionogi & Co., Ltd.	5,000	65
Shiseido Co., Ltd.	5,000	63
Shizuoka Bank, Ltd. (The)	11,000	95
Showa Denko KK	10,000	24
Showa Shell Sekiyu KK	1,700	17
Skylark Co., Ltd.	2,000	30
SMC Corp.	1,100	120

	Shares	Value
Japan (continued)
Softbank Corp.	4,600	$181
Sompo Japan Insurance, Inc.	16,000	162
Sony Corp.	13,400	462
Stanley Electric Co., Ltd.	1,000	16
Sumitomo Bakelite Co., Ltd.	1,000	6
Sumitomo Chemical Co., Ltd.	23,000	106
Sumitomo Corp.	15,000	120
Sumitomo Electric Industries, Ltd.	11,000	113
Sumitomo Metal Industries, Ltd.	75,000	129
Sumitomo Metal Mining Co., Ltd.	18,000	124
Sumitomo Mitsui Financial Group, Inc.	114	772
Sumitomo Realty & Development Co., Ltd.	8,000	90
Sumitomo Trust & Banking Co., Ltd. (The)	24,000	146
Taiheiyo Cement Corp.	10,000	27
Taisei Corp.	3,000	10
Taisho Pharmaceutical Co., Ltd.	911	18
Taiyo Yuden Co., Ltd.	1,000	11
Takashimaya Co., Ltd.	7,000	63
Takeda Pharmaceutical Co., Ltd.	17,400	864
Takefuji Corp.	1,300	88
TDK Corp.	2,200	150
Teijin, Ltd.	14,000	65
Terumo Corp.	3,600	104
TIS, Inc.	800	27
Tobu Railway Co., Ltd.	15,000	54
Toho Co., Ltd.	800	12
Tohoku Electric Power Co., Inc.	7,200	154
Tokyo Broadcasting System, Inc.	1,800	30
Tokyo Electric Power Co. (The), Inc.	25,000	597
Tokyo Electron, Ltd.	3,400	180
Tokyo Gas Co., Ltd.	40,000	150
Tokyu Corp.	17,000	76
TonenGeneral Sekiyu KK	1,000	11
Toppan Printing Co., Ltd.	7,000	74
Toray Industries, Inc.	20,000	95
Toshiba Corp.	52,000	207
Tosoh Corp.	8,000	33
Toto, Ltd.	8,000	63
Toyo Seikan Kaisha, Ltd.	2,700	43
Toyota Industries Corp.	1,500	41
Toyota Motor Corp.	49,600	1,777
Trend Micro, Inc.	2,000	71
UFJ Holdings, Inc. (a)	84	438
Uni-Charm Corp.	400	16
Uniden Corp.	1,000	16
UNY Co., Ltd.	1,000	11
West Japan Railway Co.	4	14

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

Van Kampen Active International Allocation

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2005
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
Japan (continued)
Yahoo! Japan Corp.	60	$126
Yamada Denki Co., Ltd.	1,900	109
Yamaha Corp.	1,900	30
Yamato Transport Company Ltd.	4,000	56
Yamazaki Baking Co., Ltd.	1,000	9
Yokogawa Electric Corp.	4,000	49
Luxembourg (0.1%)
Arcelor	7,836	154
Malaysia (1.0%)
AMMB Holdings Berhad	57,200	38
Berjaya Sports Toto Berhad	30,000	33
British American Tobacco Malaysia Berhad	6,700	74
Commerce Asset Holdings Berhad	54,500	72
Gamuda Berhad	17,100	19
Genting Berhad	14,600	73
Hong Leong Bank Berhad	29,300	40
IOI Corp. Berhad	29,000	80
Kuala Lumpur Kepong Berhad	15,700	28
Magnum Corp. Berhad	26,100	15
Malakoff Berhad	24,000	48
Malayan Banking Berhad	69,300	199
Malaysia International Shipping Corp. Berhad	22,200	105
Maxis Communications Berhad	29,000	74
Nestle (Malaysia) Berhad	4,000	25
OYL Industries Berhad	3,300	31
Petronas Gas Berhad	6,000	13
PLUS Expressways Berhad	67,000	58
Proton Holdings Berhad	11,000	20
Public Bank Berhad	40,800	72
Resorts World Berhad	19,000	48
RHB Capital Berhad	54,000	30
Sime Darby Berhad	56,000	85
SP Setia Berhad	30,300	33
Telekom Malaysia Berhad	34,000	89
Tenaga Nasional Berhad	35,500	98
YTL Corp. Berhad	36,266	51
Netherlands (4.6%)
ABN AMRO Holding NV (b)	34,393	848
Akzo Nobel NV	4,986	197
ASML Holding NV (a)(b)	9,386	148
Corio NV	1,397	78
DSM NV	1,395	96
Euronext NV	2,611	88
European Aeronautic Defense and Space Co. (b)	3,760	120

	Shares	Value
Netherlands (continued)
Heineken NV	10,704	$331
ING Groep NV	36,499	1,033
James Hardie Industries NV	12,239	71
Koninklijke Philips Electronics NV	14,448	366
Oce NV	1,677	25
Reed Elsevier NV	6,710	94
Rodamco Europe NV	1,147	94
Royal Dutch Petroleum Co.	36,182	2,366
Royal KPN NV	26,702	224
STMicroelectronics NV	4,009	64
TPG NV	11,732	298
Unilever NV	9,291	604
Vedior NV	4,555	64
VNU NV	2,526	71
Wereldhave NV	569	61
Wolters Kluwer NV	3,538	68
New Zealand (0.0%)
Carter Holt Harvey, Ltd.	11,175	18
Telecom Corp. of New Zealand, Ltd.	4,880	20
Norway (0.5%)
DnB Nor ASA	6,204	65
Norsk Hydro ASA	3,438	316
Norske Skogindustrier ASA (b)	1,800	30
Orkla ASA	2,230	82
Statoil ASA	8,600	176
Tandberg ASA	400	4
Telenor ASA	10,900	87
Tomra Systems ASA (b)	2,131	9
Yara International ASA	4,038	64
Portugal (0.2%)
Banco Comercial Portugues SA–Class R	46,026	118
Brisa-Auto Estradas de Portugal SA	5,252	41
Energias de Portugal SA	548	1
Portugal Telecom SGPS SA	10,085	96
PT Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	476	5
Singapore (1.6%)
Ascendas Real Estate Investment Trust REIT	27,000	35
Capitaland, Ltd.	36,000	51
CapitaMall Trust REIT	22,800	32
Chartered Semiconductor Manufacturing, Ltd. (a)	36,000	28
City Developments, Ltd.	20,484	91
ComfortDelgro Corp., Ltd.	60,598	61
Creative Technology, Ltd	1,951	13

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

Van Kampen Active International Allocation

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2005
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
Singapore (continued)
DBS Group Holdings, Ltd.	37,788	$320
Fraser & Neave, Ltd.	6,000	56
Jardine Cycle & Carriage, Ltd.	4,000	32
Keppel Corp., Ltd.	19,000	141
Keppel Land, Ltd.	13,000	19
Neptune Orient Lines, Ltd.	17,000	38
Oversea-Chinese Banking Corp.	35,784	246
Overseas Union Enterprise, Ltd.	1,494	8
Parkway Holdings, Ltd.	22,000	25
SembCorp Industries, Ltd.	29,617	47
SembCorp Marine, Ltd.	20,000	31
Singapore Airlines, Ltd.	18,000	121
Singapore Exchange, Ltd.	27,713	35
Singapore Land, Ltd.	6,000	20
Singapore Post, Ltd.	47,000	28
Singapore Press Holdings, Ltd.	53,622	137
Singapore Technologies Engineering, Ltd.	45,184	65
Singapore Telecommunications, Ltd.	228,560	374
STATS ChipPAC, Ltd. (a)	35,000	25
United Overseas Bank, Ltd.	40,219	339
United Overseas Land, Ltd. (Foreign Registered)	18,652	25
Venture Corp., Ltd.	7,879	75
Spain (3.0%)
Abertis Infraestructuras SA	7,768	198
Acciona SA	405	40
Acerinox SA	3,188	44
ACS Actividades de Construccion y Servicios SA	3,548	99
Altadis SA	7,584	318
Amadeus Global Travel Distribution–Class A	5,965	52
Antena 3 de Television SA	716	14
Banco Bilbao Vizcaya Argentaria SA	34,831	538
Banco Popular Espanol SA	9,635	117
Banco Santander Central Hispano SA	48,784	567
Cintra Concesiones de Infraestructuras de Transporte SA (a)	2,511	30
Endesa SA	10,951	257
Fomento de Construcciones y Contratas SA	443	25
Gas Natural SDG SA	16,197	478
Grupo Ferrovial SA	905	58
Iberdrola SA	9,472	250
Inditex SA	2,758	71
Indra Sistemas SA	1,279	25
Repsol YPF SA	13,060	335
Sacyr Vallehermoso SA	993	23

	Shares	Value
Spain (continued)
Sacyr Vallehermoso SA Rights (a)	993	$1
Sociedad General de Aguas de Barcelona SA–Class B	2,411	52
Telefonica SA	71,687	1,175
Union Fenosa SA	2,429	74
Sweden (1.7%)
Alfa Laval AB	300	4
Assa Abloy AB–Class B	4,627	60
Atlas Copco AB–Class A	5,019	80
Atlas Copco AB–Class B	3,300	48
Electrolux AB–Class B	2,840	61
Eniro AB	1,500	17
Getinge AB	2,400	33
Hennes & Mauritz AB–Class B	4,530	160
Holmen AB–Class B	1,250	34
Modern Times Group AB–Class B (a)	450	14
Nordea Bank AB	43,737	398
Sandvik AB	2,891	108
Scania AB–Class B	1,400	52
Securitas AB–Class B	9,606	161
Skandia Forsakrings AB	6,322	35
Skandinaviska Enskilda Banken AB–Class A	7,371	123
Skanska AB–Class B	5,344	66
SKF AB	3,632	37
Ssab Svenskt Stal AB–Class A	500	12
Svenska Cellulosa AB–Class B	3,300	106
Svenska Handelsbanken AB–Class A	12,360	253
Swedish Match AB	4,600	52
Tele2 AB–Class B	1,950	18
Telefonaktiebolaget LM Ericsson–Class B	184,673	594
TeliaSonera AB	22,735	109
Volvo AB–Class A	1,409	56
Volvo AB–Class B (b)	3,042	124
WM-data AB–Class B	6,925	17
Switzerland (5.4%)
ABB, Ltd. (a)	26,490	174
Adecco SA	923	42
Ciba Specialty Chemicals AG	1,338	78
Clariant AG (a)	4,570	61
Credit Suisse Group	10,362	409
Geberit AG	56	36
Givaudan	159	93
Holcim, Ltd.	3,472	211
Logitech International SA (a)	1,032	33
Lonza Group AG	677	37
Nestle SA	8,128	2,081

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

Van Kampen Active International Allocation

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2005
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
Switzerland (continued)
Nobel Biocare Holding AG	500	$101
Novartis AG	34,654	1,651
Roche Holding AG–Genusschein	10,506	1,330
Schindler Holding AG	124	45
Serono SA–Class B	137	88
SGS SA	77	53
Straumann Holding AG	211	44
Swatch Group AG	808	23
Swatch Group AG–Class B	398	56
Swiss Reinsurance	990	61
Swisscom AG	312	102
Syngenta AG (a)	2,644	272
UBS AG	20,451	1,596
Valora Holding AG (a)	28	6
Zurich Financial Services AG (a)	719	124
Thailand (0.8%)
Advanced Info Service PCL	62,000	147
Bangkok Bank PCL	24,500	60
Bangkok Bank PCL–Foreign Reg	47,200	123
BEC World PCL	62,400	18
Charoen Pokphand Foods PCL	155,500	16
Delta Electronics Thai Public Co., Ltd.	22,100	9
Electricity Generating PCL	11,900	23
Hana Microelectronics PCL	13,300	7
Kasikornbank PCL	39,500	53
Kasikornbank PCL–Foreign Reg	59,200	82
Land and Houses PCL	121,600	20
Land and Houses PCL–Foreign Reg	90,900	15
National Finance PCL	44,600	14
PTT Exploration & Production PCL	7,200	67
PTT PCL	51,700	273
Sahaviriya Steel Industry PCL	293,900	14
Shin Corp. PCL	80,400	73
Siam Cement PCL	11,800	65
Siam Cement PCL–Foreign Reg	21,400	125
Siam City Cement PCL	7,000	47
Siam Commercial Bank PCL	35,000	40
Tisco Finance PCL	26,800	17
United Kingdom (17.8%)
Aegis Group PLC	10,618	19
Amec PLC	3,204	19
Anglo American PLC	23,315	547
ARM Holdings PLC	11,035	22
Arriva PLC	1,921	19
Associated British Ports Holdings PLC	3,999	35
AstraZeneca PLC	22,120	916

	Shares	Value
United Kingdom (continued)
Astro All Asia Networks PLC (a)	42,700	$61
Aviva PLC	27,997	312
BAA PLC	16,016	178
BAE Systems PLC	43,172	222
Balfour Beatty PLC	6,964	41
Barclays PLC	78,146	778
Barratt Developments PLC	2,360	30
BBA Group PLC	6,827	38
Bellway PLC	1,058	16
BG Group PLC	50,526	416
BHP Billiton PLC	40,519	517
BOC Group PLC	8,720	157
Boots Group PLC	8,211	90
BP PLC	333,266	3,471
BPB PLC	7,425	70
Brambles Industries PLC	16,219	89
British Airways PLC (a)	7,020	33
British American Tobacco PLC	19,604	378
British Land Co. PLC	11,308	178
British Sky Broadcasting PLC	10,736	102
BT Group PLC	109,220	450
Bunzl PLC	5,003	46
Cable & Wireless PLC	31,835	85
Cadbury Schweppes PLC	27,124	259
Capita Group PLC	19,775	130
Carnival PLC	3,536	201
Centrica PLC	26,985	112
Cobham PLC	1,422	36
Compass Group PLC	42,645	179
Corus Group PLC (a)	60,982	46
Daily Mail and General Trust NV–Class A	3,023	36
De La Rue PLC	8,676	63
Diageo PLC	44,378	655
Dixons Group PLC	18,341	52
Electrocomponents PLC	6,075	26
Emap PLC	2,527	35
EMI Group PLC	7,963	36
Enterprise Inns PLC	7,260	109
Exel PLC	4,966	76
Filtrona PLC (a)	3,217	14
FirstGroup PLC	5,075	30
Friends Provident PLC	20,786	68
GKN PLC	6,509	30
GlaxoSmithKline PLC	78,625	1,904
Group 4 Securicor PLC (a)	9,109	24
GUS PLC	9,076	143
Hammerson PLC	6,201	99

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

Van Kampen Active International Allocation

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2005
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
United Kingdom (continued)
Hanson PLC	12,073	$116
Hays PLC	46,522	108
HBOS PLC	46,391	716
Hilton Group PLC	32,905	169
HSBC Holdings PLC	137,012	2,186
Imi PLC	5,554	42
Imperial Chemical Industries PLC	19,405	88
Imperial Tobacco Group PLC	8,322	224
Intercontinental Hotels Group PLC	9,619	121
J Sainsbury PLC	14,582	75
Johnson Matthey PLC	4,430	85
Kelda Group PLC	7,481	94
Kesa Electricals PLC	2,470	12
Kingfisher PLC	11,088	49
Land Securities Group PLC	10,120	252
Legal & General Group PLC	69,767	144
Liberty International PLC	5,467	95
Lloyds TSB Group PLC	67,058	569
LogicaCMG PLC	9,351	29
Marks & Spencer Group PLC	15,883	103
Meggitt PLC	6,644	34
Misys PLC	6,140	26
Mitchells & Butlers PLC	10,845	65
National Express Group PLC	1,908	31
National Grid Transco PLC	45,961	446
Next PLC	2,496	68
Pearson PLC	7,726	91
Peninsular and Oriental Steam Navigation Co. (The)	10,487	60
Persimmon PLC	2,657	37
Pilkington PLC	23,470	50
Prudential PLC	18,878	168
Punch Taverns PLC	5,190	68
Rank Group PLC	12,055	58
Reckitt Benckiser PLC	13,644	402
Reed Elsevier PLC	12,193	117
Rentokil Initial PLC	51,397	147
Reuters Group PLC	14,320	101
Rexam PLC	8,115	70
Rio Tinto PLC	17,580	538
Rolls-Royce Group PLC (a)	24,869	128
Royal & Sun Alliance Insurance Group PLC	28,011	42
Royal Bank of Scotland Group PLC	36,092	1,091
Sage Group PLC	15,418	62
Scottish & Southern Energy PLC	12,656	230
Scottish Power PLC	27,513	245
Serco Group PLC	11,851	54

	Shares	Value
United Kingdom (continued)
Severn Trent PLC	6,508	$119
Shell Transport & Trading Co. PLC	141,890	1,380
Signet Group PLC	14,749	29
Slough Estates PLC	8,763	82
Smith & Nephew PLC	7,142	71
Smiths Group PLC	7,309	120
Stagecoach Group PLC	7,219	15
Tanjong PLC	10,400	36
Tate & Lyle PLC	9,452	81
Taylor Woodrow PLC	5,774	35
Tesco PLC	82,776	473
Tomkins PLC	12,394	58
Unilever PLC	39,639	383
United Business Media PLC	2,739	24
Vodafone Group PLC	837,437	2,041
Whitbread PLC	5,298	91
William Hill PLC	8,423	81
Wimpey (George) PLC	3,860	30
Wolseley PLC	7,759	163
WPP Group PLC	9,458	97
Yell Group PLC	6,135	47
United States (0.1%)
Synthes, Inc.	1,051	115
Total Common Stocks (cost: $122,986)		135,056
	Principal	Value
SECURITY LENDING COLLATERAL (1.6%) Debt (1.4%)
Bank Notes (0.1%)
Bank of America
3.27%, due 07/18/2005 (d)	$25	$25
3.27%, due 08/30/2005 (d)	30	30
Bear Stearns & Co. 3.57%, due 09/08/2005 (d) 3.57%, due 12/06/2005 (d)	38 13	38 13
Credit Suisse First Boston Corp. 3.15%, due 09/09/2005 (d) 3.44%, due 03/10/2006 (d)	13 13	13 13
Certificates of Deposit (0.0%)
Canadian Imperial Bank of Commerce 3.40%, due 11/04/2005 (d) 3.41%, due 05/18/2006 (d)	14 32	14 32
Commercial Paper (0.3%)
Compass Securitization–144A 3.27%, due 07/22/2005	22	22
Fairway Finance Corp.–144A 3.27%, due 07/28/2005	32	32

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

Van Kampen Active International Allocation

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2005
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
Commercial Paper (continued)
General Electric Capital Corp.
3.25%, due 07/08/2005	$38	$38
Grampian Funding LLC–144A 3.28%, due 07/13/2005	25	25
Greyhawk Funding LLC–144A 3.31%, due 08/09/2005	32	32
Jupiter Securitization Corp.–144A 3.28%, due 08/02/2005	64	64
Morgan Stanley Dean Witter & Co. 3.52%, due 12/07/2005 (d) 3.51%, due 12/09/2005 (d)	83 80	83 80
Park Avenue Receivables Corp.–144A 3.23%, due 07/20/2005	14	14
Preferred Receivables Corp.–144A 3.28%, due 07/08/2005	36	36
Ranger Funding Co LLC–144A 3.26%, due 07/07/2005	13	13
Euro Dollar Overnight (0.2%)
Bank of Montreal 3.01%, due 07/01/2005	59	59
BNP Paribas 3.00%, due 07/01/2005	35	35
Calyon 3.09%, due 07/01/2005 3.31%, due 07/01/2005	31 32	31 32
Fortis Bank 3.11%, due 07/05/2005 3.27%, due 07/07/2005	4 32	4 32
National Australia Bank 3.38%, due 07/01/2005 3.26%, due 07/06/2005	64 6	64 6
Rabobank Nederland 3.35%, due 07/01/2005	32	32
Euro Dollar Terms (0.4%)
ABN Amro Bank NV 3.25%, due 08/05/2005	25	25
Bank of Nova Scotia 3.11%, due 07/11/2005 3.16%, due 07/15/2005	45 32	45 32
Barclays 3.16%, due 07/14/2005 3.25%, due 07/27/2005	19 38	19 38
Citigroup 3.09%, due 07/22/2005	23	23
Dexia Group 3.21%, due 07/20/2005 3.24%, due 07/21/2005	25 20	25 20

	Principal	Value
Euro Dollar Terms (continued)
First Tennessee National Corp.
3.22%, due 08/09/2005	$6	$6
Fortis Bank 3.25%, due 08/04/2005	1	1
HBOS Halifax Bank of Scotland 3.15%, due 08/08/2005	13	13
Nordea Bank Finland PLC (NY Branch) 3.24%, due 08/03/2005	25	25
Rabobank Nederland 3.25%, due 08/08/2005	32	32
Royal Bank of Canada 3.25%, due 08/05/2005	31	31
Royal Bank of Scotland 3.29%, due 07/12/2005 3.25%, due 08/04/2005 3.31%, due 08/09/2005	96 25 40	96 25 40
Societe Generale 3.28%, due 08/01/2005	62	62
The Bank of the West 3.27%, due 07/27/2005	4	4
Toronto Dominion Bank 3.25%, due 08/02/2005	38	38
Wells Fargo & Co. 3.27%, due 07/21/2005 3.27%, due 08/01/2005	52 45	52 45
Promissory Notes (0.0%)
Goldman Sachs Group Inc. 3.32%, due 12/28/2005	5	5
Repurchase Agreements (0.4%) (e)
Credit Suisse First Boston Corp. 3.48% Repurchase Agreement dated 06/30/2005 to be repurchased at $157 on 07/01/2005	157	157
Goldman Sachs Group, Inc. (The) 3.48% Repurchase Agreement dated 06/30/2005 to be repurchased at $314 on 07/01/2005	314	314
Lehman Brothers, Inc. 3.48% Repurchase Agreement dated 06/30/2005 to be repurchased at $13 on 07/01/2005	13	13
Merrill Lynch & Co. 3.48% Repurchase Agreement dated 06/30/2005 to be repurchased at $139 on 07/01/2005	139	139
Morgan Stanley Dean Witter & Co. 3.54% Repurchase Agreement dated 06/30/2005 to be repurchased at $96 on 07/01/2005	96	96

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

Van Kampen Active International Allocation

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2005
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
Investment Companies (0.2%)
Money Market Funds (0.2%)
American Beacon Funds 1-day yield of 3.18%	34,146	$34
Barclays Global Investors Institutional Money Market Fund 1-day yield of 3.25%	139,980	140
Goldman Sachs Financial Square Prime Obligations Fund 1-day yield of 3.08%	2,074	2
Merrimac Cash Fund, Premium Class 1-day yield of 3.04% (f)	131,013	131
Total Security Lending Collateral (cost: $2,640)		2,640
Total Investment Securities (cost: $127,052)		$139,617
SUMMARY:
Investments, at value	86.1%	139,617
Other assets and liabilities	13.9%	22,468
Net assets	100.0%	$162,085

FORWARD FOREIGN CURRENCY CONTRACTS:
Currency	Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
British Pound Sterling	3,427	09/15/2005	$6,192	$(63)
Euro Dollar	4,405	09/08/2005	5,373	(26)
Euro Dollar	(4,405)	09/08/2005	(5,400)	53
Euro Dollar	6,084	09/15/2005	7,397	(10)
Euro Dollar	(832)	09/15/2005	(1,015)	4
Japanese Yen	714,462	09/08/2005	6,621	(134)
Japanese Yen	(714,462)	09/08/2005	(6,600)	113
Japanese Yen	1,054,855	09/15/2005	9,749	(165)
Japanese Yen	(37,817)	09/15/2005	(350)	6
			$21,967	$(222)
FUTURES CONTRACTS: (g)
	Contracts	Settlement Date	Amount	Net Unrealized Appreciation (Depreciation)
CAC 40 10 Euro	35	09/16/2005	$1,801	$14
Dax Index	32	09/16/2005	4,478	15
FTSE 100 Index	68	09/16/2005	6,243	89
IBEX 35 Index	2	07/15/2005	236	5
MSCI Taiwan Index	61	07/28/2005	1,578	(10)
Topix Index	90	09/08/2005	9,538	276
			$23,874	$389

NOTES TO SCHEDULE OF INVESTMENTS:

(a)  No dividends were paid during the preceding twelve months.

(b)  At June 30, 2005, all or a portion of this security is on loan (see Note 1). The value at June 30, 2005, of all securities on loan is $2,500.

(c)  Amount rounds to less than $1.

(d)  Floating or variable rate note. Rate is listed as of June 30, 2005.

(e)  Cash collateral for the Repurchase Agreements, valued at $733, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00%–10.325% and 9/15/2005–12/31/2049, respectively.

(f)  Regulated investment company advised by Investors Bank and Trust Co. ("IBT"). IBT is also the accounting, custody and lending agent for the Fund.

(g)  At June 30, 2005, cash in the amount of $1,018 is segregated with the custodian to cover margin requirements for open future contracts.

DEFINITIONS:

ADR  American Depositary Receipt

GDR  Global Depositary Receipt

REIT  Real Estate Investment Trust

WI  When Issued

144A  144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2005, these securities aggregated $238 or .1% of the net assets of the Fund.

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

Van Kampen Active International Allocation

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2005
(all amounts except share amounts in thousands)
(unaudited)

	Percentage of Net Assets	Value
INVESTMENTS BY INDUSTRY:
Commercial Banks	15.8%	$25,535
Pharmaceuticals	5.9%	9,568
Petroleum Refining	5.4%	8,718
Telecommunications	5.0%	8,171
Electric Services	3.6%	5,902
Oil & Gas Extraction	3.3%	5,388
Chemicals & Allied Products	2.9%	4,656
Metal Mining	2.3%	3,718
Automotive	2.2%	3,541
Electronic Components & Accessories	2.0%	3,244
Food & Kindred Products	1.9%	3,088
Business Services	1.9%	3,061
Insurance	1.8%	2,990
Communications Equipment	1.6%	2,661
Wholesale Trade Nondurable Goods	1.4%	2,254
Real Estate	1.3%	2,164
Life Insurance	1.3%	2,075
Holding & Other Investment Offices	1.2%	1,953
Beer, Wine & Distilled Beverages	1.1%	1,715
Computer & Data Processing Services	1.1%	1,709
Computer & Office Equipment	1.0%	1,633
Industrial Machinery & Equipment	1.0%	1,545
Lumber & Other Building Materials	0.9%	1,470
Primary Metal Industries	0.9%	1,409
Residential Building Construction	0.9%	1,384
Engineering & Management Services	0.9%	1,383
Tobacco Products	0.8%	1,310
Food Stores	0.8%	1,299
Security & Commodity Brokers	0.8%	1,272
Gas Production & Distribution	0.8%	1,221
Instruments & Related Products	0.7%	1,188
Stone, Clay & Glass Products	0.6%	990
Business Credit Institutions	0.6%	956
Paper & Paper Products	0.6%	952
Radio & Television Broadcasting	0.6%	931
Transportation & Public Utilities	0.6%	923
Motor Vehicles, Parts & Supplies	0.6%	898
Printing & Publishing	0.6%	893
Railroads	0.5%	887
Department Stores	0.5%	734
Aerospace	0.4%	699
Rubber & Misc. Plastic Products	0.4%	695
Electric, Gas & Sanitary Services	0.4%	653
Electronic & Other Electric Equipment	0.4%	649
Restaurants	0.4%	637
Water Transportation	0.4%	605
Specialty–Real Estate	0.4%	594

	Percentage of Net Assets	Value
Construction	0.4%	$591
Medical Instruments & Supplies	0.3%	562
Hotels & Other Lodging Places	0.3%	562
Retail Trade	0.3%	527
Personal Credit Institutions	0.3%	509
Amusement & Recreation Services	0.3%	442
Shoe Stores	0.3%	420
Misc. General Merchandise Stores	0.2%	319
Public Administration	0.2%	313
Air Transportation	0.2%	305
Textile Mill Products	0.1%	237
Metal Cans & Shipping Containers	0.1%	231
Electrical Goods	0.1%	230
Communication	0.1%	217
Manufacturing Industries	0.1%	217
Auto Repair, Services & Parking	0.1%	198
Trucking & Warehousing	0.1%	179
Radio, Television & Computer Stores	0.1%	173
Transportation Equipment	0.1%	160
Agriculture	0.1%	124
Mining	0.1%	116
Drug Stores & Proprietary Stores	0.1%	90
Furniture & Fixtures	0.0%	63
Apparel Products	0.0%	61
Management Services	0.0%	54
Beverages	0.0%	35
Automotive Dealers & Service Stations	0.0%	32
Health Services	0.0%	25
Fabricated Metal Products	0.0%	24
Educational Services	0.0%	19
Motion Pictures	0.0%	12
Environmental Services	0.0%	9
Investments, at value	84.5%	136,977
Short-term investments	1.6%	2,640
Other assets and liabilities	13.9%	22,468
Net assets	100.0%	$162,085

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

Van Kampen Active International Allocation

STATEMENT OF ASSETS AND LIABILITIES
At June 30, 2005
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
Investment securities, at value (cost: $127,052) (including securities loaned of $2,500)	$139,617
Cash	24,572
Foreign cash (cost: $639)	633
Receivables:
Investment securities sold	626
Interest	44
Dividends	322
Dividend reclaims receivable	55
Variation margin	41
Unrealized appreciation on forward foreign currency contracts	176
166,086
Liabilities:
Investment securities purchased	581
Accounts payable and accrued liabilities:
Shares redeemed	243
Management and advisory fees	90
Service fees	1
Deferred foreign taxes	9
Payable for collateral for securities on loan	2,640
Unrealized depreciation on forward foreign currency contracts	398
Other	39
4,001
Net Assets	$162,085
Net Assets Consist of:
Capital stock, 50,000 shares authorized ($.01 par value)	$146
Additional paid-in capital	159,467
Undistributed net investment income (loss)	7,187
Accumulated net realized gain (loss) from investment securities, futures contracts and foreign currency transactions	(17,422)
Net unrealized appreciation (depreciation) on:
Investment securities	12,556
Futures contracts	389
Translation of assets and liabilites denominated in foreign currencies	(238)
Net Assets	$162,085
Net Assets by Class:
Initial Class	$158,965
Service Class	3,120
Shares Outstanding:
Initial Class	14,332
Service Class	281
Net Asset Value and Offering Price Per Share:
Initial Class	$11.09
Service Class	11.10

STATEMENT OF OPERATIONS
For the period ended June 30, 2005
(all amounts in thousands)
(unaudited)

Investment Income:
Interest	$181
Dividends	2,758
Income from loaned securities–net	51
Less withholding taxes on foreign dividends	(240)
2,750
Expenses:
Management and advisory fees	672
Printing and shareholder reports	14
Custody fees	133
Administration fees	16
Legal fees	1
Audit fees	9
Trustees fees	3
Other	1
Service fees:
Service Class	3
Total expenses	852
Less:
Advisory fee waiver	(105)
Net expenses	747
Net Investment Income (Loss)	2,003
Net Realized Gain (Loss) from:
Investment securities	2,209
Futures contracts	1,146
Foreign currency transactions	(1,607)
1,748
Net Increase (Decrease) in Unrealized Appreciation (Depreciation) on:
Investment securities (Net of deferred foreign taxes of $9)	(6,187)
Futures contracts	1
Translation of assets and liabilities denominated in foreign currencies	(666)
(6,852)
Net Gain (Loss) on Investments, Futures Contracts and Foreign Currency Transactions	(5,104)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(3,101)

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

Van Kampen Active International Allocation

STATEMENTS OF CHANGES IN NET ASSETS
For the period or year ended
(all amounts in thousands)

	June 30, 2005 (unaudited)	December 31, 2004
Increase (Decrease) In Net Assets From:
Operations:
Net investment income (loss)	$2,003	$2,286
Net realized gain (loss) from investment securities, futures contracts and foreign currency transactions	1,748	28,844
Net unrealized appreciation (depreciation) on investment securities, futures contracts and foreign currency translation	(6,852)	(2,691)
	(3,101)	28,439
Distributions to Shareholders:
From net investment income:
Initial Class	–	(4,893)
Service Class	–	(16)
	–	(4,909)
Capital Share Transactions:
Proceeds from shares sold:
Initial Class	21,672	49,631
Service Class	2,244	2,119
	23,916	51,750
Dividends and distributions reinvested:
Initial Class	–	4,893
Service Class	–	16
	–	4,909
Cost of shares redeemed:
Initial Class	(10,869)	(114,597)
Service Class	(1,339)	(179)
	(12,208)	(114,776)
	11,708	(58,117)
Net increase (decrease) in net assets	8,607	(34,587)
Net Assets:
Beginning of period	153,478	188,065
End of period	$162,085	$153,478
Undistributed Net Investment Income (Loss)	$7,187	$5,184

	June 30, 2005 (unaudited)	December 31, 2004
Share Activity:
Shares issued:
Initial Class	1,934	4,834
Service Class	200	206
	2,134	5,040
Shares issued–reinvested from distributions:
Initial Class	–	517
Service Class	–	2
	–	519
Shares redeemed:
Initial Class	(984)	(10,821)
Service Class	(122)	(17)
	(1,106)	(10,838)
Net increase (decrease) in shares outstanding:
Initial Class	950	(5,470)
Service Class	78	191
	1,028	(5,279)

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

Van Kampen Active International Allocation

FINANCIAL HIGHLIGHTS

(unaudited for the period ended June 30, 2005)

		For a share outstanding throughout each period (a)
		Net Asset	Investment Operations			Distributions			Net Asset
	For the Period Ended (b)	Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total Operations	From Net Investment Income	From Net Realized Gains	Total Distributions	Value, End of Period
Initial Class	6/30/2005	$11.30	$0.14	$(0.35)	$(0.21)	$–	$–	$–	$11.09
	12/31/2004	9.98	0.11	1.45	1.56	(0.24)	–	(0.24)	11.30
	12/31/2003	7.59	0.10	2.37	2.47	(0.08)	–	(0.08)	9.98
	12/31/2002	9.16	0.08	(1.63)	(1.55)	(0.02)	–	(0.02)	7.59
	12/31/2001	15.18	0.03	(3.09)	(3.06)	–	(2.96)	(2.96)	9.16
	12/31/2000	20.88	0.03	(3.68)	(3.65)	(0.03)	(2.02)	(2.05)	15.18
Service Class	6/30/2005	11.32	0.13	(0.35)	(0.22)	–	–	–	11.10
	12/31/2004	10.00	0.05	1.48	1.53	(0.21)	–	(0.21)	11.32
	12/31/2003	7.50	–	2.50	2.50	–	–	–	10.00

			Ratios/Supplemental Data
	For the Period	Total	Net Assets, End of Period	Ratio of Expenses to Average Net Assets (f)		Net Investment Income (Loss) to Average	Portfolio Turnover
	Ended (b)	Return (c)(g)	(000's)	Net (d)	Total (e)	Net Assets (f)	Rate (g)
Initial Class	6/30/2005	(1.86)%	$158,965	0.94%	1.07%	2.53%	12%
	12/31/2004	16.04	151,185	0.99	1.12	1.13	63
	12/31/2003	32.81	187,949	0.99	1.17	1.20	53
	12/31/2002	(16.97)	101,056	1.17	1.17	1.01	118
	12/31/2001	(22.96)	123,986	1.01	1.09	0.26	39
	12/31/2000	(18.26)	186,664	0.98	1.07	0.15	63
Service Class	6/30/2005	(1.94)	3,120	1.19	1.32	2.43	12
	12/31/2004	15.71	2,293	1.24	1.37	0.50	63
	12/31/2003	33.36	116	1.24	1.49	0.05	53

NOTES TO FINANCIAL HIGHLIGHTS

(a)  Per share information is calculated based on average number of shares outstanding.

(b)  Van Kampen Active International Allocation (the "Fund") share classes commenced operations as follows:

Initial Class – April 8, 1991

Service Class – May 1, 2003

(c)  Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.

(d)  For the period ended June 30, 2005 and the years ended December 31, 2004 and 2003, Ratio of Net Expenses to Average Net Assets is net of fee waivers and reimbursements by the investment adviser, if any (see note 2). For the year ended December 31, 2002, Ratio of Net Expenses to Average Net Assets is net of fees paid indirectly. For the year ended December 31, 2001 and prior years , Ratio of Net Expenses to Average Net Assets is net of fees paid indirectly and credits allowed by the custodian.

(e)  Ratio of Total Expenses to Average Net Assets includes all expenses before fee waivers and reimbursements by the investment adviser.

(f)  Annualized.

(g)  Not annualized for periods of less than one year.

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

Van Kampen Active International Allocation

NOTES TO FINANCIAL STATEMENTS
At June 30, 2005
(all amounts in thousands)
(unaudited)

NOTE 1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The AEGON/Transamerica Series Trust, ("ATST") is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. ATST serves as a funding vehicle for variable life insurance, variable annuity and group annuity products. Van Kampen Active International Allocation ("the Fund"), part of ATST, began operations as part of the Endeavor Series Trust, on April 8, 1991. The Fund became part of ATST on May 1, 2002.

Effective May 1, 2005, AEGON/Transamerica Series Fund, Inc. changed its name to AEGON/Transamerica Series Trust.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties, which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

See the Prospectus and Statement of Additional Information for a description of the Fund's investment objective.

In preparing the Fund's financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP"), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following policies were consistently followed by the Fund, in accordance with GAAP.

Multiple class operations and expenses: The Fund currently offers two classes of shares, an Initial Class and a Service Class. Income, non-class specific expenses and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

Pricing of shares: The Fund prices its shares on the basis of the net asset value of each class of shares of the Fund, which is determined as of the close of the New York Stock Exchange ("NYSE") (generally 4:00 p.m. Eastern Time) on each day on which the NYSE is open for trading.

Security valuations: Fund investments traded on an exchange are valued at the closing price on the day of valuation on the exchange where the security is principally traded. With respect to securities traded on the NASDAQ/NMS, such closing price may be the last reported sales price or the NASDAQ official closing price.

Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last quoted bid price.

Debt securities are valued by independent pricing services at the last quoted bid price; however, those that mature in sixty days or less are valued at amortized cost, which approximates market.

Investment company securities are valued at net asset value of the underlying portfolio.

Foreign securities generally are valued based on quotations from the primary market in which they are traded and are translated from the local currency into U.S. dollars using closing exchange rates. Many foreign securities markets are open for trading at times when the U.S. markets are closed for trading, and many foreign securities markets close for trading before the close of the NYSE. The value of foreign securities may be affected significantly on a day that the NYSE is closed and an investor is unable to purchase or redeem shares. If a significant market event impacting the value of a portfolio security (e.g., natural disaster, company announcement, market volatility) occurs subsequent to the close of trading in the security, but prior to the calculation of the Fund's net asset value per share, market quotations for that security may be determined to be unreliable and, accordingly, not "readily available." If market quotations are not readily available, and the impact of such a significant market event materially effects the net asset value per share of the Fund, an affected portfolio security will be valued at fair market value as determined in good faith using guidelines adopted by the Board of Trustees of the Fund, under the supervision of the Fund's Valuation Committee. Factors that may be considered to value foreign securities at fair market value may include, among others: the value of other securities traded on other markets, foreign currency exchange activity and the trading of financial products tied to foreign securities.

Other securities for which quotations are not readily available are valued at fair market value as determined in good faith using guidelines adopted by the Board of Trustees, under the supervision of the Fund's Valuation Committee. These guidelines may include: the type of security; any restrictions on its resale; financial or business news of the issuer; similar or related securities that are actively trading; related corporate actions; and other significant events occurring after the close of trading in the security.

Cash: The Fund may leave cash overnight in its cash account with the custodian, Investors Bank & Trust Company ("IBT"). IBT has been contracted on behalf of the Fund to invest the excess cash into a savings account, which at June 30, 2005, was paying an interest rate of 2.02%.

Throughout the six months, the Fund may have a cash overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

Van Kampen Active International Allocation

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2005
(all amounts in thousands)
(unaudited)

NOTE 1.–(continued)

Repurchase agreements: The Fund is authorized to enter into repurchase agreements. The Fund, through IBT, receives delivery of the underlying securities, the value of which at the time of purchase is required to be an amount equal to at least 100% of the resale price. Repurchase agreements involve the risk that the seller will fail to repurchase the security, as agreed. In that case, the Fund will bear the risk of value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, may place security transactions of the Fund with broker/dealers with which ATST has established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions paid by the Fund be used to pay expenses that would otherwise be borne by any other funds within ATST, or by any other party.

Recaptured commissions during the six months ended June 30, 2005, of less than $1 are included in net realized gains in the Statement of Operations.

Securities lending: The Fund may lend securities to enhance fund earnings from investing cash collateral in making such loans to qualified borrowers (typically broker/dealers). The Fund has engaged its custodian bank, IBT, as a lending agent to administer its securities lending program. IBT earned $22 of program income for its services. When the Fund makes a security loan, it receives cash collateral as protection against the risk that the borrower will default on the loan, and records an asset for the cash invested collateral and a liability for the return of the collateral.

Loans of securities are required to be secured by collateral at least equal to 102% of the value of the securities at inception of the loan, and not less then 100% thereafter. The Fund may invest cash collateral in short-term money market instruments including: U.S. Treasury Bills, U.S. agency obligations, commercial paper, money market mutual funds, repurchase agreements and other highly rated, liquid investments. During the life of securities loans, the collateral and securities loaned remain subject to fluctuation in value. IBT marks to market securities loaned and the collateral each business day. If additional collateral is due (at least $1), IBT collects additional cash collateral from the borrowers. Although securities loaned will be fully collateralized at all times, IBT may experience delays in, or may be prevented from, recovering the collateral on behalf of the Fund. The Fund may recall a loaned security position at any time from the borrower through IBT. In the event the borrower fails to timely return a recalled security, IBT may indemnify the Fund by purchasing replacement securities for the Fund at its own expense and claiming the collateral to fund such a purchase. IBT absorbs the loss if the collateral value is not sufficient to cover the cost of the replacement securities. If replacement securities are not available, IBT will credit the equivalent cash value to the Fund.

While a security is on loan, the Fund does not have the right to vote that security. However, if time permits, the Fund will attempt to recall a security on loan and vote the proxy.

Income from securities lending is included in the Statement of Operations. The amount of collateral and value of securities on loan are included in the Statement of Assets and Liabilities as well as in the Schedule of Investments.

Real Estate Investment Trusts ("REITs"): There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes and interest rates.

Dividend income is recorded at management's estimate of the income included in distributions from the REIT investments. Distributions received in excess of the estimated amount are recorded as a reduction of the cost of investments. The actual amounts of income, return of capital and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Foreign currency denominated investments: The accounting records of the Fund are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the closing exchange rate each day. The cost of foreign securities is translated at the exchange rate in effect when the investment was acquired. The Fund combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include: 1) foreign currency fluctuations between trade date and settlement date of investment security transactions; 2) gains and losses on forward foreign currency contracts; and 3) the difference between the

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

Van Kampen Active International Allocation

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2005
(all amounts in thousands)
(unaudited)

NOTE 1.–(continued)

receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions, including unanticipated movements in exchange currency rates, the degree of government supervision and regulation of security markets, and the possibility of political or economic instability.

Foreign capital gains taxes: The Fund may be subject to taxes imposed by countries in which it invests, with respect to its investment in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Fund accrues such taxes when the related income or capital gains are earned. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The Fund's investments in Thailand are subject to a 15% governmental capital gains tax. Such taxes are due upon sale of individual securities. The Fund accrues for taxes on the capital gains throughout the holding period of the underlying securities.

Forward foreign currency contracts: The Fund may enter into forward foreign currency contracts to hedge against exchange rate risk arising from investments in securities denominated in foreign currencies. Contracts are valued at the contractual forward rate and are marked to market daily, with the change in value recorded as an unrealized gain or loss. When the contracts are closed a realized gain or loss is incurred. Risks may arise from changes in market value of the underlying currencies and from the possible inability of counterparties to meet the terms of their contracts. Open forward foreign currency contracts at June 30, 2005, are listed in the Schedule of Investments.

Futures contracts: The Fund may enter into futures contracts to manage exposure to market, interest rate or currency fluctuations. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. The primary risks associated with futures contracts are imperfect correlation between the change in market value of the securities held and the prices of futures contracts; the possibility of an illiquid market and inability of the counterparty to meet the contract terms.

The underlying face amount of open futures contracts at June 30, 2005 are listed on the Schedule of Investments. The variation margin receivable or payable, as applicable, is included in the Statement of Assets and Liabilities. Variation margin represents the additional payments due or excess deposits made in order to maintain the equity account at the required margin level.

Dividend distributions: Dividends and capital gains distributions are typically declared and reinvested annually and are generally paid and reinvested on the business day following the ex-date.

NOTE 2.  RELATED PARTY TRANSACTIONS

Transamerica Fund Advisors, Inc. ("TFAI") is the Fund's investment adviser. Transamerica Fund Services, Inc. ("TFS") is the Fund's administrator and transfer agent. AFSG Securities Corp. ("AFSG") is the Fund's distributor. AFSG is 100% owned by AUSA Holding Company ("AUSA"). TFAI is a directly owned subsidiary of Western Reserve Life Assurance Co. of Ohio ("WRL") (78%) and AUSA (22%). TFS is a wholly owned subsidiary of WRL (50%) and AUSA (50%). AUSA and WRL are wholly owned indirect subsidiaries of AEGON, NV, a Netherlands corporation.

Effective January 1, 2005 AEGON/Transamerica Fund Advisors, Inc. ("ATFA") was renamed Transamerica Fund Advisors, Inc. ("TFAI"); AEGON/Transamerica Fund Services, Inc. ("ATFS") and AEGON/Transamerica Investor Services, Inc. ("ATIS") merged into one entity and was renamed Transamerica Fund Services, Inc. ("TFS").

Certain officers and trustees of the Fund are also officers and/or trustees of TFAI, TFS, AFSG and WRL. No affiliated officer or trustee receives any compensation directly from the Fund.

Investment advisory fee: The Fund pays management fees to TFAI based on average daily net assets ("ANA") at the following rate:

0.85% of the first $250 million of ANA
0.80% of ANA over $250 million

TFAI has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

0.94% Expense Limit

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

Van Kampen Active International Allocation

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2005
(all amounts in thousands)
(unaudited)

NOTE 2.–(continued)

If total fund expenses fall below the annual expense limitation agreement agreed to by the adviser within the succeeding three years, the Fund may be required to pay that adviser a portion or all of the waived advisory fees.

	Advisory Fee Waived	Available for Recapture Through
Fiscal Year 2003	$215	12/31/2006
Fiscal Year 2004	278	12/31/2007

Distribution and service fees: The Fund adopted a distribution plan ("Distribution Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. Pursuant to the Distribution Plan, ATST entered into a Distribution Agreement with AFSG effective May 1, 1999.

Under the Distribution Plan and Distribution Agreement on the Initial Class shares, AFSG, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund's shares, amounts equal to actual expenses associated with distributing the shares.

The Distribution Plan on the Service Class shares requires ATST to pay distribution fees to AFSG as compensation for its activities, not as reimbursement for specific expenses. The fee on the Service Class is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Fund is authorized under the 12b-1 plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%

AFSG has determined that it will not seek payment by the Fund of the distribution expenses incurred with respect to the Initial Class shares before April 30, 2006. Prior to AFSG seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Fund will pay fees relating to Service Class shares.

Administrative services: The Fund has entered into an agreement with TFS for financial and legal fund administration services, which includes such items as compliance, expenses, financial statements and other reporting, distributions, tax returns, prospectus preparation, board of trustees meeting support, transfer agency and other legal matters. The Fund pays TFS an annual fee of 0.02% of average net assets. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.

Deferred compensation plan: Each eligible Fund Trustee may elect participation in the Deferred Compensation Plan for Trustees of ATST ("the Plan"). Under the Plan, such Trustees may defer payment of a percentage of their total fees earned as a Fund Trustee. These deferred amounts may be invested in any portfolio of Transamerica IDEX Mutual Funds, an affiliate of the Fund. At June 30, 2005, the value of invested plan amounts was $7. Invested plan amounts and the total liability for deferred compensation to the Trustees under the Plan at June 30, 2005, are included in Net Assets in the accompanying Statement of Assets and Liabilities.

NOTE 3.  INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the six months ended June 30, 2005, were as follows:

Purchases of securities:
Long-Term excluding U.S. Government	$22,590
U.S. Government	–
Proceeds from maturities and sales of securities:
Long-Term excluding U.S. Government	16,531
U.S. Government	–

NOTE 4.  FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, wash sales, foreign currency transactions, capital gains tax, PFICs and capital loss carryforwards.

The capital loss carryforwards are available to offset future realized capital gains through the periods listed:

Capital Loss Carryforwards	Available through
$11,530	December 31, 2010
5,326	December 31, 2011

The aggregate cost of investments and composition of unrealized appreciation (depreciation) for federal income tax purposes as of June 30, 2005, are as follows:

Federal Tax Cost Basis	$128,315
Unrealized Appreciation	$15,078
Unrealized (Depreciation)	(3,776)
Net Unrealized Appreciation (Depreciation)	$11,302

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

Van Kampen Active International Allocation

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2005
(all amounts in thousands)
(unaudited)

NOTE 5.  REGULATORY PROCEEDINGS

There continues to be significant federal and state regulatory activity relating to financial services companies, particularly mutual fund companies and their investment advisers. As part of an ongoing investigation regarding potential market timing, recordkeeping and trading compliance issues and matters affecting the Fund's investment adviser, TFAI, and certain employees and affiliates of TFAI, the SEC staff has indicated that it is likely to take some action against TFAI and certain of its affiliates at the conclusion of the investigation. The potential timing and the scope of any such action is difficult to predict. Although the impact of any action brought against TFAI and/or its affiliates is difficult to assess at the present time, the Fund currently believes that the likelihood that any such action will have a material adverse impact on it is remote. It is important to note that the Fund is not aware of any allegation of wrongdoing against it and its Board at the time this semiannual report is printed. Although it is not anticipated that these developments will have an adverse impact on the Fund, there can be no assurance at this time. TFAI and its affiliates are actively working with the SEC in regard to this matter; however, the exact resolution cannot be determined at this time. TFAI will take such actions that it deems necessary or appropriate to continue providing management services to the Fund and to bring all matters to an appropriate conclusion. TFAI and/or its affiliates, and not the Fund, will bear the costs regarding these regulatory matters.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

Van Kampen Active International Allocation

ADVISORY FEE DISCLOSURE

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS – REVIEW AND RENEWAL (unaudited)

At a meeting of the Board of Trustees of AEGON/Transamerica Series Trust ("ATST") held on October 6, 2004, the Board considered and approved the renewal for a one-year period of the Investment Advisory Agreement between Van Kampen Active International Allocation (the "Portfolio") and Transamerica Fund Advisors, Inc. ("TFAI") as well as the Investment Sub-Advisory Agreement of the Portfolio between TFAI and Morgan Stanley Investment Management Inc. (the "Sub-Adviser"). In approving the renewal of these agreements, the Board concluded that the Investment Advisory and Investment Sub-Advisory Agreements enable shareholders of the Portfolio to obtain high quality services at a cost that is appropriate, reasonable, and in the best interests of shareholders based upon the following determinations, among others:

The nature, extent and quality of the advisory service to be provided. The Board considered the nature and quality of the services provided by TFAI and the Sub-Adviser to the Portfolio in the past, as well as the services anticipated to be provided in the future. The Board concluded that TFAI and the Sub-Adviser are capable of providing high quality services to the Portfolio, as indicated by TFAI's management capabilities demonstrated with respect to the Portfolio and other portfolios managed by TFAI, TFAI's management oversight process, the professional qualifications and experience of the Sub-Adviser's portfolio management team, and the Portfolio's competitive investment performance. The Board also concluded that TFAI and the Sub-Adviser would provide the same quality and quantity of investment management and related services as before, that these services are appropriate in scope and extent in light of the Portfolio's operations, the competitive landscape of the investment company business and investor needs, and that TFAI's and the Sub-Adviser's obligations will remain the same in all respects.

The investment performance of the Portfolio. The Board concluded, based in particular on information provided by Lipper Analytics, that the Portfolio's investment performance was competitive relative to comparable portfolios over trailing one-, two-, three-, five-, and ten-year periods and to the Portfolio's benchmark index over five- and ten-year periods, but nevertheless determined to closely monitor performance periodically for improvement and encourage the Sub-Adviser to develop a plan for enhancing Portfolio perfromance. However, on the basis of the Trustees' assessment of the nature, extent and quality of investment advisory and related services to be provided or procured by TFAI and the Sub-Adviser, the Trustees concluded that TFAI and the Sub-Adviser were capable of generating a level of long-term investment performance that is appropriate in light of the Portfolio's investment objective, policies and strategies and competitive with many other investment companies.

The cost of advisory services provided and the level of profitability. On the basis of the Board's review of the fees to be charged by TFAI and the Sub-Adviser for investment advisory and related services, TFAI's financial statements, the fees paid by TFAI to the Sub-Adviser, TFAI's estimated net management income resulting from its management of the Portfolio, the estimated profitability of TFAI's relationships with the Portfolio and ATST, and the estimated profitability of the Sub-Adviser's relationship with the Portfolio, the Board concluded that the level of investment advisory fees and the profitability is appropriate in light of the services provided, the management fees and overall expense ratios of comparable investment companies, and the anticipated profitability of the relationship between the Portfolio, TFAI and the Sub-Adviser. Further, on the basis of comparative information supplied by Lipper Analytics, the Board determined that the advisory fees and estimated overall expense ratio of the Portfolio were consistent with industry averages.

The extent to which economies of scale would be realized as the Portfolio grows and whether fee levels reflect these economies of scale for the benefit of Portfolio investors. The Trustees concluded that inclusion of asset-based breakpoints in the Portfolio's advisory fee schedule appropriately benefit investors by realizing economies of scale in the form of a lower advisory fee rate as the level of Portfolio assets increases. The Board also concluded that the advisory fees appropriately reflect the Portfolio's current size, the current economic environment for TFAI, and the competitive nature of the investment company market. In addition, the Board noted that it will have the opportunity to periodically re-examine whether the Portfolio has achieved economies of scale, as well as the appropriateness of advisory fees payable to TFAI and the Sub-Adviser, in the future.

Benefits (such as soft dollars) to TFAI or the Sub-Adviser from its relationship with the Portfolio. The Board concluded that other benefits derived by TFAI or the Sub-Adviser from its relationship with the Portfolio are reasonable and fair, and are consistent with industry practice and the best interests of the Portfolio and its shareholders. In this regard, the Board noted that TFAI does not realize "soft dollar" benefits from its relationship with the Portfolio, and that the Sub-Adviser is participating in a brokerage program pursuant to which a portion of brokerage commissions paid by the Portfolio is recaptured for the benefit of the Portfolio and its shareholders, thus limiting the amount of "soft-dollar" arrangements the Sub-Adviser may engage in with respect to the Portfolio's brokerage transactions.

Other considerations. The Board also determined that TFAI had made a substantial commitment to the recruitment and retention of high quality personnel, and maintained the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and its shareholders. The Trustees also concluded that TFAI had made a significant entrepreneurial commitment to the management and success of the Portfolio, reflected by TFAI's expense limitation and fee waiver arrangement with the Portfolio which, as demonstrated in the past with the Portfolio, may result in TFAI waiving a substantial amount of advisory fees for the benefit of shareholders.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

Van Kampen Active International Allocation

SUPPLEMENTAL INFORMATION (unaudited)
RESULTS OF SHAREHOLDER PROXY

At a special meeting of shareholders held on April 19, 2005, the results of the Proposals were as follows:

Proposal 1:  Approval of an Agreement and Plan of Reorganization pursuant to which AEGON/Transamerica Series Fund, Inc. will reorganize as a Delaware statutory trust.

For	Against	Abstentions/Broker Non-Votes
12,713,318.993	547,228.742	577,845.283

Proposal 2: Approval of changes to the fundamental investment restrictions of Van Kampen Active International Allocation as follows:

A. Diversification	For	Against	Abstentions/Broker Non-Votes
	13,180,594.292	657,798.726	0
B. Borrowing	For	Against	Abstentions/Broker Non-Votes
	13,095,969.701	742,423.317	0
C. Senior Securities	For	Against	Abstentions/Broker Non-Votes
	13,185,160.565	653,232.453	0
D. Underwriting Securities	For	Against	Abstentions/Broker Non-Votes
	13,157,480.040	680,912.978	0
E. Real Estate	For	Against	Abstentions/Broker Non-Votes
	13,157,165.979	681,227.039	0
F. Making Loans	For	Against	Abstentions/Broker Non-Votes
	13,099,050.682	739,342.336	0
G. Concentration	For	Against	Abstentions/Broker Non-Votes
	13,117,204.756	721,188.262	0
H. Commodities	For	Against	Abstentions/Broker Non-Votes
	13,098,375.409	740,017.609	0

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

Van Kampen Emerging Growth

UNDERSTANDING YOUR FUND'S EXPENSES
(unaudited)

SHAREHOLDER EXPENSES

The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at January 1, 2005 and held for the entire period until June 30, 2005.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, note that the expenses shown in the table are meant to highlight your ongoing costs and do not reflect any transaction costs.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period (a)
Initial
Actual	$1,000.00	$994.40	0.90%	$4.45
Hypothetical (b)	1,000.00	1,020.33	0.90	4.51
Service
Actual	1,000.00	993.30	1.15	5.68
Hypothetical (b)	1,000.00	1,019.09	1.15	5.76

(a)  Expenses are calculated using each Fund's annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by number of days in the period (181 days), and divided by the number of days in the year (365 days).

(b)  5% return per year before expenses.

GRAPHICAL PRESENTATION OF SCHEDULE OF INVESTMENTS
By Sector
At June 30, 2005

This chart shows the percentage breakdown by sector of the Fund's total investment securities.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

1

Van Kampen Emerging Growth

SCHEDULE OF INVESTMENTS
At June 30, 2005
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
COMMON STOCKS (94.4%)
Aerospace (3.5%)
Boeing Co. (The)	100,000	$6,600
Goodrich Corp.	75,000	3,072
Lockheed Martin Corp.	65,000	4,217
Textron, Inc.	40,000	3,034
United Technologies Corp.	110,000	5,648
Amusement & Recreation Services (1.2%)
Disney (Walt) Co. (The)	225,000	5,665
Penn National Gaming, Inc. (a)	60,000	2,190
Apparel & Accessory Stores (3.6%)
Abercrombie & Fitch Co.–Class A (b)	115,000	7,900
American Eagle Outfitters	140,000	4,291
Chico's FAS, Inc. (a)(b)	115,000	3,942
Nordstrom, Inc. (b)	60,000	4,078
Urban Outfitters, Inc. (a)(b)	55,000	3,118
Automotive (0.3%)
ITT Industries, Inc.	20,000	1,953
Automotive Dealers & Service Stations (0.6%)
Advance Auto Parts, Inc. (a)	60,000	3,873
Beverages (1.3%)
Constellation Brands, Inc.–Class A (a)(b)	110,000	3,245
PepsiCo, Inc.	90,000	4,854
Business Services (1.1%)
eBay, Inc. (a)	110,000	3,631
Getty Images, Inc. (a)(b)	50,000	3,713
Chemicals & Allied Products (0.4%)
Monsanto Co.	45,000	2,829
Commercial Banks (1.6%)
Bank of America Corp.	115,000	5,245
Wachovia Corp.	105,000	5,208
Communication (0.6%)
XM Satellite Radio Holdings, Inc.–Class A (a)(b)	115,000	3,871
Communications Equipment (3.3%)
Comverse Technology, Inc. (a)	165,000	3,902
Corning, Inc. (a)	115,000	1,911
Network Appliance, Inc. (a)(b)	110,000	3,110
Nokia Corp., ADR	330,000	5,491
Rockwell Collins, Inc.	70,000	3,338
Scientific-Atlanta, Inc.	100,000	3,327
Computer & Data Processing Services (10.2%)
Adobe Systems, Inc.	230,000	6,583
Autodesk, Inc.	230,000	7,905

	Shares	Value
Computer & Data Processing Services (continued)
Cognizant Technology Solutions Corp. (a)	110,000	$5,184
F5 Networks, Inc. (a)	30,000	1,417
Fiserv, Inc. (a)	70,000	3,006
Google, Inc.–Class A (a)(b)	30,000	8,824
Juniper Networks, Inc. (a)(b)	170,000	4,281
Macromedia, Inc. (a)	60,000	2,293
Microsoft Corp.	235,000	5,837
NCR Corp. (a)	110,000	3,863
SAP AG, ADR (b)	120,000	5,196
VeriSign, Inc. (a)	110,000	3,164
Yahoo!, Inc. (a)	230,000	7,969
Computer & Office Equipment (4.6%)
Apple Computer, Inc. (a)	295,000	10,859
Dell, Inc. (a)	180,000	7,112
EMC Corp. (a)	350,000	4,798
Hewlett-Packard Co.	150,000	3,526
Jabil Circuit, Inc. (a)(b)	115,000	3,534
Construction (0.8%)
KB Home (b)	70,000	5,336
Cosmetics/Personal Care (0.6%)
Gillette Co. (The)	80,000	4,050
Department Stores (1.6%)
Federated Department Stores, Inc.	60,000	4,397
JC Penney Co., Inc.	110,000	5,784
Drug Stores & Proprietary Stores (0.9%)
CVS Corp.	200,000	5,814
Electric Services (1.1%)
Edison International	50,000	2,028
TXU Corp.	60,000	4,985
Electric, Gas & Sanitary Services (0.8%)
Exelon Corp. (b)	95,000	4,876
Electronic & Other Electric Equipment (1.1%)
General Electric Co.	200,000	6,930
Electronic Components & Accessories (6.0%)
Altera Corp. (a)	145,000	2,874
Broadcom Corp.–Class A (a)(b)	150,000	5,327
Intel Corp.	330,000	8,600
Marvell Technology Group, Ltd. (a)	215,000	8,179
National Semiconductor Corp.	175,000	3,855
NVIDIA Corp. (a)(b)	115,000	3,073
Texas Instruments, Inc.	225,000	6,316
Food & Kindred Products (1.8%)
General Mills, Inc.	65,000	3,041
Hershey Co. (The)	90,000	5,589
Kellogg Co.	60,000	2,666

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

2

Van Kampen Emerging Growth

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2005
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
Health Services (3.4%)
Caremark Rx, Inc. (a)	145,000	$6,455
HCA, Inc.	100,000	5,667
Omnicare, Inc.	30,000	1,273
Quest Diagnostics, Inc. (b)	100,000	5,327
Triad Hospitals, Inc. (a)	60,000	3,278
Hotels & Other Lodging Places (1.7%)
Boyd Gaming Corp. (b)	60,000	3,068
Hilton Hotels Corp.	115,000	2,743
Starwood Hotels & Resorts Worldwide, Inc.	90,000	5,271
Industrial Machinery & Equipment (1.3%)
Applied Materials, Inc. (b)	235,000	3,802
Lam Research Corp. (a)(b)	150,000	4,341
Instruments & Related Products (0.5%)
Bausch & Lomb, Inc.	40,000	3,320
Insurance (4.5%)
ACE, Ltd.	40,000	1,794
Aetna, Inc.	90,000	7,454
Allstate Corp. (The)	60,000	3,585
PacifiCare Health Systems, Inc. (a)(b)	45,000	3,215
UnitedHealth Group, Inc.	170,000	8,864
WellPoint, Inc. (a)	60,000	4,178
Insurance Agents, Brokers & Service (0.5%)
Humana, Inc. (a)(b)	85,000	3,378
Iron & Steel Foundries (0.4%)
Precision Castparts Corp.	30,000	2,337
Leather & Leather Products (0.9%)
Coach, Inc. (a)	170,000	5,707
Life Insurance (0.9%)
Prudential Financial, Inc.	85,000	5,581
Medical Instruments & Supplies (1.8%)
Bard, (C.R.) Inc.	60,000	3,991
Becton Dickinson & Co.	55,000	2,886
Lumenis, Ltd. (a)	352	1
St. Jude Medical, Inc. (a)	110,000	4,797
Mining (1.1%)
Arch Coal, Inc. (b)	60,000	3,268
Peabody Energy Corp.	70,000	3,643
Motion Pictures (0.6%)
News Corp., Inc.–Class B (b)	240,000	4,046
Oil & Gas Extraction (5.8%)
Burlington Resources, Inc.	120,000	6,629
Devon Energy Corp.	75,000	3,801
Diamond Offshore Drilling, Inc. (b)	85,000	4,542

	Shares	Value
Oil & Gas Extraction (continued)
EOG Resources, Inc.	90,000	$5,112
GlobalSantaFe Corp.	70,000	2,856
Noble Corp.	85,000	5,228
Noble Energy, Inc.	35,000	2,648
Patterson-UTI Energy, Inc.	120,000	3,340
Quicksilver Resources, Inc. (a)(b)	45,000	2,877
Personal Credit Institutions (0.6%)
Capital One Financial Corp. (b)	45,000	3,600
Petroleum Refining (1.2%)
Exxon Mobil Corp.	60,000	3,448
Sunoco, Inc. (b)	35,000	3,979
Pharmaceuticals (11.8%)
Amgen, Inc. (a)	95,000	5,744
Celgene Corp. (a)	95,000	3,873
Genentech, Inc. (a)	120,000	9,634
Genzyme Corp. (a)	85,000	5,108
Gilead Sciences, Inc. (a)	115,000	5,059
GlaxoSmithKline PLC, ADR	90,000	4,366
Invitrogen Corp. (a)	35,000	2,915
Johnson & Johnson	210,000	13,650
Medco Health Solutions, Inc. (a)	85,000	4,536
Novartis AG, ADR	115,000	5,456
Roche Holding AG, ADR	95,000	6,014
Teva Pharmaceutical Industries, Ltd.–ADR	120,000	3,737
Wyeth	125,000	5,563
Printing & Publishing (0.4%)
McGraw-Hill Cos., Inc. (The)	60,000	2,655
Radio, Television & Computer Stores (0.2%)
Best Buy Co., Inc.	20,000	1,371
Railroads (0.8%)
Burlington Northern Santa Fe Corp.	110,000	5,179
Research & Testing Services (0.5%)
Affymetrix, Inc. (a)(b)	60,000	3,236
Residential Building Construction (1.6%)
DR Horton, Inc.	90,000	3,385
Toll Brothers, Inc. (a)(b)	65,000	6,601
Restaurants (1.4%)
Darden Restaurants, Inc.	90,000	2,968
Starbucks Corp. (a)	45,000	2,325
Yum! Brands, Inc.	75,000	3,906
Retail Trade (0.4%)
Michaels Stores, Inc.	70,000	2,896
Rubber & Misc. Plastic Products (0.9%)
NIKE, Inc.–Class B	65,000	5,629

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

3

Van Kampen Emerging Growth

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2005
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
Security & Commodity Brokers (2.9%)
American Express Co.	70,000	$3,726
Bear Stearns Cos. Inc. (The)	50,000	5,197
Chicago Mercantile Exchange (b)	10,000	2,955
Franklin Resources, Inc.	50,000	3,849
Lehman Brothers Holdings, Inc. (b)	30,000	2,978
Telecommunications (0.4%)
Nextel Partners, Inc.–Class A (a)(b)	95,000	2,391
Transportation & Public Utilities (0.3%)
CH Robinson Worldwide, Inc.	35,000	2,037
Variety Stores (0.6%)
Costco Wholesale Corp.	90,000	4,034
Total Common Stocks (cost: $515,428)		606,630
	Principal	Value
SECURITY LENDING COLLATERAL (16.3%)
Debt (14.4%)
Bank Notes (0.8%)
Bank of America
3.27%, due 07/18/2005 (c)	$1,011	$1,011
3.27%, due 08/30/2005 (c)	1,178	1,178
Bear Stearns & Co. 3.57%, due 09/08/2005 (c) 3.57%, due 12/06/2005 (c)	1,516 505	1,516 505
Credit Suisse First Boston Corp. 3.15%, due 09/09/2005 (c) 3.44%, due 03/10/2006 (c)	505 505	505 505
Certificates Of Deposit (0.3%)
Canadian Imperial Bank of Commerce 3.40%, due 11/04/2005 (c) 3.41%, due 05/18/2006 (c)	549 1,264	549 1,264
Commercial Paper (2.7%)
Compass Securitization–144A 3.27%, due 07/22/2005	876	876
Fairway Finance Corp.–144A 3.27%, due 07/28/2005	1,264	1,264
General Electric Capital Corp. 3.25%, due 07/08/2005	1,501	1,501
Grampian Funding LLC–144A 3.28%, due 07/13/2005	1,011	1,011
Greyhawk Funding LLC–144A 3.31%, due 08/09/2005	1,264	1,264
Jupiter Securitization Corp.–144A 3.28%, due 08/02/2005	2,518	2,518
Morgan Stanley Dean Witter & Co. 3.52%, due 12/07/2005 (c) 3.51%, due 12/09/2005 (c)	3,285 3,184	3,285 3,184

	Principal	Value
Commercial Paper (continued)
Park Avenue Receivables Corp.–144A 3.23%, due 07/20/2005	$558	$558
Preferred Receivables Corp.–144A 3.28%, due 07/08/2005	1,440	1,440
Ranger Funding Co LLC–144A 3.26%, due 07/07/2005	505	505
Euro Dollar Overnight (1.8%)
Bank of Montreal 3.01%, due 07/01/2005	2,330	2,330
BNP Paribas 3.00%, due 07/01/2005	1,375	1,375
Calyon 3.09%, due 07/01/2005 3.31%, due 07/01/2005	1,220 1,264	1,220 1,264
Fortis Bank 3.11%, due 07/05/2005 3.27%, due 07/07/2005	172 1,264	172 1,264
National Australia Bank 3.38%, due 07/01/2005 3.26%, due 07/06/2005	2,527 232	2,527 232
Rabobank Nederland 3.35%, due 07/01/2005	1,264	1,264
Euro Dollar Terms (4.3%)
ABN Amro Bank NV 3.25%, due 08/05/2005	1,011	1,011
Bank of Nova Scotia 3.11%, due 07/11/2005 3.16%, due 07/15/2005	1,764 1,264	1,764 1,264
Barclays 3.16%, due 07/14/2005 3.25%, due 07/27/2005	758 1,516	758 1,516
Citigroup 3.09%, due 07/22/2005	910	910
Dexia Group 3.21%, due 07/20/2005 3.24%, due 07/21/2005	1,011 796	1,011 796
First Tennessee National Corp. 3.22%, due 08/09/2005	253	253
Fortis Bank 3.25%, due 08/04/2005	25	25
HBOS Halifax Bank of Scotland 3.15%, due 08/08/2005	505	505
Nordea Bank Finland PLC (NY Branch) 3.24%, due 08/03/2005	1,011	1,011
Rabobank Nederland 3.25%, due 08/08/2005	1,264	1,264

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

4

Van Kampen Emerging Growth

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2005
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
Euro Dollar Terms (continued)
Royal Bank of Canada 3.25%, due 08/05/2005	$1,213	$1,213
Royal Bank of Scotland 3.29%, due 07/12/2005 3.25%, due 08/04/2005 3.31%, due 08/09/2005	3,791 1,011 1,571	3,791 1,011 1,571
Societe Generale 3.28%, due 08/01/2005	2,477	2,477
The Bank of the West 3.27%, due 07/27/2005	164	164
Toronto Dominion Bank 3.25%, due 08/02/2005	1,516	1,516
Wells Fargo & Co. 3.27%, due 07/21/2005 3.27%, due 08/01/2005	2,054 1,770	2,054 1,770
Promissory Notes (0.0%)
Goldman Sachs Group Inc. 3.32%, due 12/28/2005	202	202
Repurchase Agreements (4.5%) (d)
Credit Suisse First Boston Corp. 3.48% Repurchase Agreement dated 06/30/2005 to be repurchased at $6,232 on 07/01/2005	6,232	6,232
Goldman Sachs Group, Inc. (The) 3.48% Repurchase Agreement dated 06/30/2005 to be repurchased at $12,425 on 07/01/2005	12,424	12,424
Lehman Brothers, Inc. 3.48% Repurchase Agreement dated 06/30/2005 to be repurchased at $505 on 07/01/2005	505	505

	Principal	Value
Repurchase Agreements (continued)
Merrill Lynch & Co. 3.48% Repurchase Agreement dated 06/30/2005 to be repurchased at $5,513 on 07/01/2005	$5,513	$5,513
Morgan Stanley Dean Witter & Co. 3.54% Repurchase Agreement dated 06/30/2005 to be repurchased at $3,791 on 07/01/2005	3,791	3,791
	Shares	Value
Investment Companies (1.9%)
Money Market Funds (1.9%)
American Beacon Funds 1-day yield of 3.18%	1,352,759	$1,353
Barclays Global Investors Institutional Money Market Fund 1-day yield of 3.25%	5,545,645	5,546
Goldman Sachs Financial Square Prime Obligations Fund 1-day yield of 3.08%	82,164	82
Merrimac Cash Fund, Premium Class 1-day yield of 3.04% (e)	5,190,401	5,190
Total Security Lending Collateral (cost: $104,580)		104,580
Total Investment Securities (cost: $620,008)		$711,210
SUMMARY:
Investments, at value	110.7%	$711,210
Liabilities in excess of other assets	(10.7)%	(68,967)
Net assets	100.0%	$642,243

NOTES TO SCHEDULE OF INVESTMENTS:

(a)  No dividends were paid during the preceding twelve months.

(b)  At June 30, 2005, all or a portion of this security is on loan (see Note 1). The value at June 30, 2005, of all securities on loan is $101,172.

(c)  Floating or variable rate note. Rate is listed as of June 30, 2005.

(d)  Cash collateral for the Repurchase Agreements, valued at $29,034, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00%–10.325% and 9/15/2005–12/31/2049, respectively.

(e)  Regulated investment company advised by Investors Bank and Trust Co. ("IBT"). IBT is also the accounting, custody and lending agent for the Fund.

DEFINITIONS:

144A  144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2005, these securities aggregated $9,436 or 1.5% of the net assets of the Fund.

ADR  American Depositary Receipt

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

5

Van Kampen Emerging Growth

STATEMENT OF ASSETS AND LIABILITIES
At June 30, 2005
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
Investment securities, at value (cost: $620,008) (including securities loaned of $101,172)	$711,210
Cash	36,309
Receivables:
Investment securities sold	8,859
Shares sold	79
Interest	61
Dividends	342
756,860
Liabilities:
Investment securities purchased	9,179
Accounts payable and accrued liabilities:
Shares redeemed	379
Management and advisory fees	427
Service fees	1
Payable for collateral for securities on loan	104,580
Other	51
114,617
Net Assets	$642,243
Net Assets Consist of:
Capital stock, 75,000 shares authorized ($.01 par value)	$362
Additional paid-in capital	1,175,923
Undistributed net investment income (loss)	737
Accumulated net realized gain (loss) from investment securities	(625,981)
Net unrealized appreciation (depreciation) on investment securities	91,202
Net Assets	$642,243
Net Assets by Class:
Initial Class	$638,582
Service Class	3,661
Shares Outstanding:
Initial Class	35,968
Service Class	207
Net Asset Value and Offering Price Per Share:
Initial Class	$17.75
Service Class	17.66

STATEMENT OF OPERATIONS
For the period ended June 30, 2005
(all amounts in thousands)
(unaudited)

Investment Income:
Interest	$293
Dividends	2,754
Income from loaned securities–net	75
Less withholding taxes on foreign dividends	(55)
3,067
Expenses:
Management and advisory fees	2,600
Printing and shareholder reports	197
Custody fees	32
Administration fees	65
Legal fees	3
Audit fees	7
Trustees fees	12
Other	4
Service fees:
Service Class	4
Total expenses	2,924
Net Investment Income (Loss)	143
Net Realized and Unrealized Gain (Loss):
Realized gain (loss) from investment securities	14,980
Increase (decrease) in unrealized appreciation (depreciation) on investment securities	(20,494)
Net Gain (Loss) on Investments	(5,514)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(5,371)

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

6

Van Kampen Emerging Growth

STATEMENTS OF CHANGES IN NET ASSETS
For the period or year ended
(all amounts in thousands)

	June 30, 2005 (unaudited)	December 31, 2004
Increase (Decrease) in Net Assets From:
Operations:
Net investment income (loss)	$143	$616
Net realized gain (loss) from investment securities	14,980	76,014
Net unrealized appreciation (depreciation) on investment securities	(20,494)	(29,867)
	(5,371)	46,763
Capital Share Transactions:
Proceeds from shares sold:
Initial Class	7,591	21,201
Service Class	1,245	2,636
	8,836	23,837
Cost of shares redeemed:
Initial Class	(66,617)	(127,541)
Service Class	(550)	(394)
	(67,167)	(127,935)
	(58,331)	(104,098)
Net increase (decrease) in net assets	(63,702)	(57,335)
Net Assets:
Beginning of period	705,945	763,280
End of period	$642,243	$705,945
Undistributed Net Investment Income (Loss)	$737	$594

	June 30, 2005 (unaudited)	December 31, 2004
Share Activity:
Shares issued:
Initial Class	438	1,270
Service Class	72	158
	510	1,428
Shares redeemed:
Initial Class	(3,847)	(7,674)
Service Class	(32)	(24)
	(3,879)	(7,698)
Net increase (decrease) in shares outstanding:
Initial Class	(3,409)	(6,404)
Service Class	40	134
	(3,369)	(6,270)

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

7

Van Kampen Emerging Growth

FINANCIAL HIGHLIGHTS

(unaudited for the period ended June 30, 2005)

		For a share outstanding throughout each period (a)
		Net Asset	Investment Operations			Distributions			Net Asset
	For the Period Ended (b)	Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total Operations	From Net Investment Income	From Net Realized Gains	Total Distributions	Value, End of Period
Initial Class	6/30/2005	$17.85	$– (h)	$(0.10)	$(0.10)	$–	$–	$–	$17.75
	12/31/2004	16.66	0.01	1.18	1.19	–	–	–	17.85
	12/31/2003	13.00	(0.06)	3.72	3.66	–	–	–	16.66
	12/31/2002	19.44	(0.04)	(6.39)	(6.43)	(0.01)	–	(0.01)	13.00
	12/31/2001	29.66	0.01	(9.84)	(9.83)	(0.02)	(0.37)	(0.39)	19.44
	12/31/2000	46.01	(0.13)	(4.55)	(4.68)	(0.41)	(11.26)	(11.67)	29.66
Service Class	6/30/2005	17.78	(0.02)	(0.10)	(0.12)	–	–	–	17.66
	12/31/2004	16.63	0.01	1.14	1.15	–	–	–	17.78
	12/31/2003	13.83	(0.06)	2.86	2.80	–	–	–	16.63

			Ratios/Supplemental Data
	For the Period	Total	Net Assets, End of Period	Ratio of Expenses to Average Net Assets (f)		Net Investment Income (Loss) to Average	Portfolio Turnover
	Ended (b)	Return (c)(g)	(000's)	Net (d)	Total (e)	Net Assets (f)	Rate (g)
Initial Class	6/30/2005	(0.56)%	$638,582	0.90%	0.90%	0.05%	46%
	12/31/2004	7.14	702,974	0.89	0.89	0.09	170
	12/31/2003	28.15	762,732	0.86	0.86	(0.39)	171
	12/31/2002	(33.06)	652,427	0.88	0.88	(0.27)	231
	12/31/2001	(33.23)	1,077,677	0.92	0.92	0.06	178
	12/31/2000	(11.92)	1,840,848	0.85	0.85	(0.26)	121
Service Class	6/30/2005	(0.67)	3,661	1.15	1.15	(0.21)	46
	12/31/2004	6.92	2,971	1.15	1.15	0.06	170
	12/31/2003	20.25	548	1.12	1.12	(0.61)	171

NOTES TO FINANCIAL HIGHLIGHTS

(a)  Per share information is calculated based on average number of shares outstanding.

(b)  Van Kampen Emerging Growth (the "Fund") share classes commenced operations as follows:

Initial Class – March 1, 1993

Service Class – May 1, 2003

(c)  Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.

(d)  Ratio of Net Expenses to Average Net Assets is net of fee waivers and reimbursements by the investment adviser, if any (see note 2).

(e)  Ratio of Total Expenses to Average Net Assets includes all expenses before fee waivers and reimbursements by the investment adviser.

(f)  Annualized.

(g)  Not annualized for periods of less than one year.

(h)  Round to less than $0.01 per share.

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

8

Van Kampen Emerging Growth

NOTES TO FINANCIAL STATEMENTS
At June 30, 2005
(all amounts in thousands)
(unaudited)

NOTE 1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The AEGON/Transamerica Series Trust ("ATST") is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. ATST serves as a funding vehicle for variable life insurance, variable annuity and group annuity products. Van Kampen Emerging Growth ("the Fund"), part of ATST, began operations on March 1, 1993.

Effective May 1, 2005, AEGON/Transamerica Series Fund, Inc. changed its name to AEGON/Transamerica Series Trust.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties, which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

See the Prospectus and Statement of Additional Information for a description of the Fund's investment objective.

In preparing the Fund's financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP"), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following policies were consistently followed by the Fund, in accordance with GAAP.

Multiple class operations and expenses: The Fund currently offers two classes of shares, an Initial Class and a Service Class. Income, non-class specific expenses and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

Pricing of shares: The Fund prices its shares on the basis of the net asset value of each class of shares of the Fund, which is determined as of the close of the New York Stock Exchange ("NYSE") (generally 4:00 p.m. Eastern Time) on each day on which the NYSE is open for trading.

Security valuations: Fund investments traded on an exchange are valued at the closing price on the day of valuation on the exchange where the security is principally traded. With respect to securities traded on the NASDAQ NMS, such closing price may be the last reported sales price or the NASDAQ Official Closing Price.

Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last quoted bid price.

Debt securities are valued by independent pricing services at the last quoted bid price; however, those that mature in sixty days or less are valued at amortized cost, which approximates market.

Investment company securities are valued at net asset value of the underlying portfolio.

Other securities for which quotations are not readily available are valued at fair market value as determined in good faith using guidelines adopted by the Board of Trustees, under the supervision of the Fund's Valuation Committee. These guidelines may include: the type of security; any restrictions on its resale; financial or business news of the issuer; similar or related securities that are actively trading; related corporate actions; and other significant events occurring after the close of trading in the security.

Cash: The Fund may leave cash overnight in its cash account with the custodian, Investors Bank & Trust Company ("IBT"). IBT has been contracted on behalf of the Fund to invest the excess cash into a savings account, which at June 30, 2005, was paying an interest rate of 2.02%.

Throughout the six months, the Fund may have a cash overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate.

Repurchase agreements: The Fund is authorized to enter into repurchase agreements. The Fund, through IBT, receives delivery of the underlying securities, the value of which at the time of purchase is required to be an amount equal to at least 100% of the resale price. Repurchase agreements involve the risk that the seller will fail to repurchase the security, as agreed. In that case, the Fund will bear the risk of value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, may place security transactions of the Fund with broker/dealers with which ATST has established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions paid by the Fund be used to pay expenses that would otherwise be borne by any other funds within ATST, or by any other party.

Recaptured commissions during the six months ended June 30, 2005, of $133 are included in net realized gains in the Statement of Operations.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

9

Van Kampen Emerging Growth

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2005
(all amounts in thousands)
(unaudited)

NOTE 1.–(continued)

Securities lending: The Fund may lend securities to enhance fund earnings from investing cash collateral in making such loans to qualified borrowers (typically broker/dealers). The Fund has engaged its custodian bank, IBT, as a lending agent to administer its securities lending program. IBT earned $32 of program income for its services. When the Fund makes a security loan, it receives cash collateral as protection against the risk that the borrower will default on the loan, and records an asset for the cash invested collateral and a liability for the return of the collateral.
Loans of securities are required to be secured by collateral at least equal to 102% of the value of the securities at inception of the loan, and not less then 100% thereafter. The Fund may invest cash collateral in short-term money market instruments including: U.S. Treasury Bills, U.S. agency obligations, commercial paper, money market mutual funds, repurchase agreements and other highly rated, liquid investments. During the life of securities loans, the collateral and securities loaned remain subject to fluctuation in value. IBT marks to market securities loaned and the collateral each business day. If additional collateral is due (at least $1), IBT collects additional cash collateral from the borrowers. Although securities loaned will be fully collateralized at all times, IBT may experience delays in, or may be prevented from, recovering the collateral on behalf of the Fund. The Fund may recall a loaned security position at any time from the borrower through IBT. In the event the borrower fails to timely return a recalled security, IBT may indemnify the Fund by purchasing replacement securities for the Fund at its own expense and claiming the collateral to fund such a purchase. IBT absorbs the loss if the collateral value is not sufficient to cover the cost of the replacement securities. If replacement securities are not available, IBT will credit the equivalent cash value to the Fund.

While a security is on loan, the Fund does not have the right to vote that security. However, if time permits, the Fund will attempt to recall a security on loan and vote the proxy.

Income from securities lending is included in the Statement of Operations. The amount of collateral and value of securities on loan are included in the Statement of Assets and Liabilities as well as in the Schedule of Investments.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income is recorded on the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Dividend distributions: Dividends and capital gains distributions are typically declared and reinvested annually and are generally paid and reinvested on the business day following the ex-date.

NOTE 2.  RELATED PARTY TRANSACTIONS

Transamerica Fund Advisors, Inc. ("TFAI") is the Fund's investment adviser. Transamerica Fund Services, Inc. ("TFS") is the Fund's administrator and transfer agent. AFSG Securities Corp. ("AFSG") is the Fund's distributor. AFSG is 100% owned by AUSA Holding Company ("AUSA"). TFAI is a directly owned subsidiary of Western Reserve Life Assurance Co. of Ohio ("WRL")(78%) and AUSA (22%). TFS is a wholly owned subsidiary of WRL (50%) and AUSA (50%). AUSA and WRL are wholly owned indirect subsidiaries of AEGON, NV, a Netherlands corporation.

Effective January 1, 2005 AEGON/Transamerica Fund Advisors, Inc. ("ATFA") was renamed Transamerica Fund Advisors, Inc. ("TFAI"); AEGON/Transamerica Fund Services, Inc. ("ATFS") and AEGON/Transamerica Investor Services, Inc. ("ATIS") merged into one entity and was renamed Transamerica Fund Services, Inc. ("TFS").

Certain officers and trustees of the Fund are also officers and/or trustees of TFAI, TFS, AFSG and WRL. No affiliated officer or trustee receives any compensation directly from the Fund.

Investment advisory fee: The Fund pays management fees to TFAI based on average daily net assets ("ANA") at the following rate:

0.80% of ANA

TFAI has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

1.00% Expense Limit

If total fund expenses fall below the annual expense limitation agreement agreed to by the adviser within the succeeding three years, the Fund may be required to pay that adviser a portion or all of the waived advisory fees.

There were no amounts available for recapture at June 30, 2005.

Distribution and service fees: The Fund adopted a distribution plan ("Distribution Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. Pursuant to the Distribution Plan, ATST entered into a Distribution Agreement with AFSG effective May 1, 1999.

Under the Distribution Plan and Distribution Agreement on the Initial Class shares, AFSG, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

10

Van Kampen Emerging Growth

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2005
(all amounts in thousands)
(unaudited)

NOTE 2.–(continued)

with distribution of the Fund's shares, amounts equal to actual expenses associated with distributing the shares.

The Distribution Plan on the Service Class shares requires ATST to pay distribution fees to AFSG as compensation for its activities, not as reimbursement for specific expenses. The fee on the Service Class is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Fund is authorized under the 12b-1 plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%

AFSG has determined that it will not seek payment by the Fund of the distribution expenses incurred with respect to the Initial Class shares before April 30, 2006. Prior to AFSG seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Fund will pay fees relating to Service Class shares.

Administrative services: The Fund has entered into an agreement with TFS for financial and legal fund administration services, which includes such items as compliance, expenses, financial statements and other reporting, distributions, tax returns, prospectus preparation, board of trustees meeting support, transfer agency and other legal matters. The Fund pays TFS an annual fee of 0.02% of average net assets. The Legal fees on the Statement of Operations are for fees paid to external Legal counsel.

Brokerage commissions: Brokerage commissions incurred on security transactions placed with an affiliate of the sub-adviser for the six months ended June 30, 2005, were $49.

Deferred compensation plan: Each eligible Fund Trustee may elect participation in the Deferred Compensation Plan for Trustees of ATST ("the Plan"). Under the Plan, such Trustees may defer payment of a percentage of their total fees earned as a Fund Trustee. These deferred amounts may be invested in any portfolio of Transamerica IDEX Mutual Funds, an affiliate of the Fund. At June 30, 2005, the value of invested plan amounts was $30. Invested plan amounts and the total liability for deferred compensation to the Trustees under the Plan at June 30, 2005, are included in Net Assets in the accompanying Statement of Assets and Liabilities.

NOTE 3.  INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the six months ended June 30, 2005, were as follows:

Purchases of securities:
Long-Term excluding U.S. Government	$288,480
U.S. Government	–
Proceeds from maturities and sales of securities:
Long-Term excluding U.S. Government	337,546
U.S. Government	–

NOTE 4.  FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments for items including, but not limited to, wash sales, net operating losses and capital loss carryforwards.

The capital loss carryforwards are available to offset future realized capital gains through the periods listed:

Capital Loss Carryforwards	Available through
$355,408	December 31, 2009
285,142	December 31, 2010

The aggregate cost of investments and composition of unrealized appreciation (depreciation) for federal income tax purposes as of June 30, 2005, are as follows:

Federal Tax Cost Basis	$620,024
Unrealized Appreciation	$97,419
Unrealized (Depreciation)	(6,233)
Net Unrealized Appreciation (Depreciation)	$91,186

NOTE 5.  REGULATORY PROCEEDINGS

There continues to be significant federal and state regulatory activity relating to financial services companies, particularly mutual fund companies and their investment advisers. As part of an ongoing investigation regarding potential market timing, recordkeeping and trading compliance issues and matters affecting the Fund's investment adviser, TFAI, and certain employees and affiliates of TFAI, the SEC staff has indicated that it is likely to take some action against TFAI and certain of its affiliates at the conclusion of the investigation. The potential timing and the scope of any such action is difficult to predict. Although the impact of any action brought

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

11

Van Kampen Emerging Growth

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2005
(all amounts in thousands)
(unaudited)

NOTE 5.–(continued)

against TFAI and/or its affiliates is difficult to assess at the present time, the Fund currently believes that the likelihood that any such action will have a material adverse impact on it is remote. It is important to note that the Fund is not aware of any allegation of wrongdoing against it and its Board at the time this semiannual report is printed. Although it is not anticipated that these developments will have an adverse impact on the Fund, there can be no assurance at this time. TFAI and its affiliates are actively working with the SEC in regard to this matter; however, the exact resolution cannot be determined at this time. TFAI will take such actions that it deems necessary or appropriate to continue providing management services to the Fund and to bring all matters to an appropriate conclusion. TFAI and/or its affiliates, and not the Fund, will bear the costs regarding these regulatory matters.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

12

Van Kampen Emerging Growth

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS – REVIEW AND RENEWAL (unaudited)

At a meeting of the Board of Trustees of AEGON/Transamerica Series Trust ("ATST") held on October 6, 2004, the Board considered and approved the renewal for a one-year period of the Investment Advisory Agreement between Van Kampen Emerging Growth (the "Portfolio") and Transamerica Fund Advisors, Inc. ("TFAI") as well as the Investment Sub-Advisory Agreement of the Portfolio between TFAI and Van Kampen Asset Management (the "Sub-Adviser"), an affiliate of Morgan Stanley Investment Management Inc. In approving the renewal of these agreements, the Board concluded that the Investment Advisory and Investment Sub-Advisory Agreements enable shareholders of the Portfolio to obtain high quality services at a cost that is appropriate, reasonable, and in the best interests of shareholders based upon the following determinations, among others:

The nature, extent and quality of the advisory service to be provided. The Board considered the nature and quality of the services provided by TFAI and the Sub-Adviser to the Portfolio in the past, as well as the services anticipated to be provided in the future. The Board concluded that TFAI and the Sub-Adviser are capable of providing high quality services to the Portfolio, as indicated by TFAI's management capabilities demonstrated with respect to the Portfolio and other portfolios managed by TFAI, TFAI's management oversight process, and the professional qualifications and experience of the Sub-Adviser's portfolio management team. The Board also concluded that TFAI and the Sub-Adviser would provide the same quality and quantity of investment management and related services as before, that these services are appropriate in scope and extent in light of the Portfolio's operations, the competitive landscape of the investment company business and investor needs, and that TFAI's and the Sub-Adviser's obligations will remain the same in all respects.

The investment performance of the Portfolio. The Board concluded, based on information provided by Lipper Analytics, that the Portfolio's investment performance was acceptable, although the Board noted that the Portfolio had underperformed comparable investment companies, as represented by Lipper Analytics. As a consequence, the Board decided to carefully monitor the Portfolio's investment performance. However, on the basis of the Trustees' assessment of the nature, extent and quality of investment advisory and related services to be provided or procured by TFAI and the Sub-Adviser, the Trustees concluded that TFAI and the Sub-Adviser were capable of generating a level of long-term investment performance that is appropriate in light of the Portfolio's investment objective, policies and strategies and competitive with many other investment companies.

The cost of advisory services provided and the level of profitability. Overall, on the basis of the Board's review of the fees to be charged by TFAI and the Sub-Adviser for investment advisory and related services, TFAI's financial statements, the fees paid by TFAI to the Sub-Adviser, TFAI's estimated net management income resulting from its management of the Portfolio, the estimated profitability of TFAI's relationships with the Portfolio and ATST, and the estimated profitability of the Sub-Adviser's relationship with the Portfolio, the Board concluded that the level of investment advisory fees and the profitability is appropriate in light of the entirety of the services provided and the anticipated profitability of the relationship between the Portfolio, TFAI and the Sub-Adviser. On the basis of comparative information supplied by Lipper Analytics, the Board concluded that the level of advisory fees is appropriate, but estimated that overall expenses of the Portfolio were relatively higher than certain industry averages and undertook to monitor Portfolio expenses closely.

The extent to which economies of scale would be realized as the Portfolio grows and whether fee levels reflect these economies of scale for the benefit of Portfolio investors. Although the investment advisory fees do not reduce should Portfolio assets grow meaningfully, the Board concluded that the advisory fees appropriately reflect the Portfolio's current size, the current economic environment for TFAI, and the competitive nature of the investment company market. In addition, the Board noted that it will have the opportunity to periodically re-examine whether the Portfolio has achieved economies of scale, as well as the appropriateness of advisory fees payable to TFAI and the Sub-Adviser, in the future.

Benefits (such as soft dollars) to TFAI or the Sub-Adviser from its relationship with the Portfolio. The Board concluded that other benefits derived by TFAI or the Sub-Adviser from its relationship with the Portfolio are reasonable and fair, and are consistent with industry practice and the best interests of the Portfolio and its shareholders. In this regard, the Board noted that TFAI does not realize "soft dollar" benefits from its relationship with the Portfolio, and that the Sub-Adviser is participating in a brokerage program pursuant to which a portion of brokerage commissions paid by the Portfolio is recaptured for the benefit of the Portfolio and its shareholders, thus limiting the amount of "soft-dollar" arrangements the Sub-Adviser may engage in with respect to the Portfolio's brokerage transactions.

Other considerations. The Board also determined that TFAI had made a substantial commitment to the recruitment and retention of high quality personnel, and maintained the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and its shareholders. The Trustees also concluded that TFAI had made a significant entrepreneurial commitment to the management and success of the Portfolio, reflected by TFAI's expense limitation and fee waiver arrangement with the Portfolio, which may result in TFAI waiving a substantial amount of advisory fees for the benefit of shareholders.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

13

Van Kampen Emerging Growth

SUPPLEMENTAL INFORMATION (unaudited)
RESULTS OF SHAREHOLDER PROXY

At a special meeting of shareholders held on April 19, 2005, the results of the Proposals were as follows:

Proposal 1:  Approval of an Agreement and Plan of Reorganization pursuant to which AEGON/Transamerica Series Fund, Inc. will reorganize as a Delaware statutory trust.

For	Against	Abstentions/Broker Non-Votes
36,262,804.316	1,334,416.494	1,459,661.452

Proposal 2:  Approval of changes to the fundamental investment restrictions of Van Kampen Emerging Growth as follows:

A. Diversification	For	Against	Abstentions/Broker Non-Votes
	37,254,234.319	1,566,417.596	236,230.347
B. Borrowing	For	Against	Abstentions/Broker Non-Votes
	37,102,977.449	1,717,674.466	236,230.347
C. Senior Securities	For	Against	Abstentions/Broker Non-Votes
	37,241,488.019	1,579,163.896	236,230.347
D. Underwriting Securities	For	Against	Abstentions/Broker Non-Votes
	37,224,882.107	1,595,769.808	236,230.347
E. Real Estate	For	Against	Abstentions/Broker Non-Votes
	37,252,674.439	1,567,977.476	236,230.347
F. Making Loans	For	Against	Abstentions/Broker Non-Votes
	37,137,061.013	1,683,590.902	236,230.347
G. Concentration	For	Against	Abstentions/Broker Non-Votes
	37,191,710.599	1,628,941.316	236,230.347
H. Commodities	For	Against	Abstentions/Broker Non-Votes
	37,173,854.614	1,646,797.301	236,230.347

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

14

Van Kampen Large Cap Core

UNDERSTANDING YOUR FUND'S EXPENSES
(unaudited)

SHAREHOLDER EXPENSES

The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at January 1, 2005 and held for the entire period until June 30, 2005.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, note that the expenses shown in the table are meant to highlight your ongoing costs and do not reflect any transaction costs.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period (a)
Initial Class
Actual	$1,000.00	$992.90	0.81%	$4.00
Hypothetical (b)	1,000.00	1,020.78	0.81	4.06
Service Class
Actual	1,000.00	991.90	1.06	5.24
Hypothetical (b)	1,000.00	1,019.54	1.06	5.31

(a)  Expenses are calculated using each Fund's annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by number of days in the period (181 days), and divided by the number of days in the year (365 days).

(b)  5% return per year before expenses.

GRAPHICAL PRESENTATION OF SCHEDULE OF INVESTMENTS
By Sector
At June 30, 2005

This chart shows the percentage breakdown by sector of the Fund's total investment securities.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

1

Van Kampen Large Cap Core

SCHEDULE OF INVESTMENTS
At June 30, 2005
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (0.0%)
Department Stores (0.0%)
Saks, Inc. 8.25%, due 11/15/2008	$1	$– (c)
Total Corporate Debt Securities (cost: $0)		–
	Shares	Value
COMMON STOCKS (97.5%)
Air Transportation (0.2%)
Southwest Airlines Co.	23,400	$326
Amusement & Recreation Services (1.4%)
Disney (Walt) Co. (The)	66,730	1,680
Station Casinos, Inc.	18,600	1,235
Apparel Products (0.4%)
Jones Apparel Group, Inc.	29,600	919
Automotive (0.8%)
Harley-Davidson, Inc.	32,300	1,602
Beverages (0.7%)
Coca-Cola Co. (The)	34,300	1,432
Business Credit Institutions (2.3%)
Fannie Mae	7,980	466
Freddie Mac	66,540	4,340
Business Services (5.1%)
Clear Channel Communications, Inc.	71,160	2,201
eBay, Inc. (a)	119,180	3,934
First Data Corp.	12,600	506
Getty Images, Inc. (a)(b)	24,900	1,849
Lamar Advertising Co. (a)	12,800	547
Monster Worldwide, Inc. (a)	10,500	301
Moody's Corp.	27,440	1,234
Chemicals & Allied Products (3.6%)
Dow Chemical Co. (The)	21,490	957
du Pont (E.I.) de Nemours & Co.	45,400	1,953
Monsanto Co. (b)	51,400	3,232
Procter & Gamble Co. (b)	12,200	644
Rohm & Haas Co.	16,300	755
Commercial Banks (6.4%)
Bank of America Corp.	72,114	3,289
Bank of New York Co., Inc. (The)	31,100	895
Citigroup, Inc.	80,698	3,731
JPMorgan Chase & Co.	24,400	862
PNC Financial Services Group, Inc.	27,440	1,494
SunTrust Banks, Inc.	900	65
Wachovia Corp.	14,981	743
Wells Fargo & Co.	37,900	2,334

	Shares	Value
Communication (1.3%)
Liberty Media Corp.–Class A (a)	160,900	$1,640
Viacom, Inc.–Class B	33,800	1,082
Communications Equipment (1.9%)
Corning, Inc. (a)	64,900	1,079
Nokia Corp., ADR	18,200	303
QUALCOMM, Inc.	72,276	2,386
Telefonaktiebolaget LM Ericsson, ADR (b)	7,500	240
Computer & Data Processing Services (6.7%)
Affiliated Computer Services, Inc.–Class A (a)(b)	16,300	833
Electronic Arts, Inc. (a)(b)	55,300	3,131
Google, Inc.–Class A (a)(b)	19,450	5,721
Microsoft Corp.	14,180	352
SunGard Data Systems, Inc. (a)	14,485	509
Yahoo!, Inc. (a)	99,280	3,440
Computer & Office Equipment (3.2%)
Cisco Systems, Inc. (a)	19,100	365
Dell, Inc. (a)	121,891	4,816
Hewlett-Packard Co.	37,640	885
International Business Machines Corp.	4,260	316
Jabil Circuit, Inc. (a)	1,188	37
Lexmark International, Inc. (a)	3,863	250
Seagate Technology Inc.–Escrow Shares (a)(d)	36,900	–	(c)
Construction (0.8%)
Pulte Homes, Inc.	19,100	1,609
Cosmetics/Personal Care (0.6%)
Gillette Co. (The)	25,000	1,266
Department Stores (0.6%)
Federated Department Stores, Inc. (b)	8,800	645
May Department Stores Co. (The)	14,700	590
Educational Services (1.6%)
Apollo Group, Inc.–Class A (a)(b)	43,464	3,400
Electric Services (2.0%)
American Electric Power Co., Inc.	24,000	885
Constellation Energy Group, Inc.	16,600	958
Dominion Resources, Inc. (b)	11,600	851
FirstEnergy Corp.	31,810	1,530
Electric, Gas & Sanitary Services (0.3%)
Public Service Enterprise Group, Inc.	11,400	693
Electronic Components & Accessories (1.0%)
Flextronics International, Ltd. (a)	31,800	420
Intel Corp.	3,200	83
Marvell Technology Group, Ltd. (a)	40,700	1,548
Novellus Systems, Inc.	909	22
Entertainment (1.2%)
International Game Technology	91,300	2,570

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

2

Van Kampen Large Cap Core

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2005
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
Food & Kindred Products (3.9%)
Altria Group, Inc.	57,300	$3,705
Kraft Foods, Inc.–Class A	43,820	1,394
Unilever NV–NY Shares (b)	32,000	2,075
WM Wrigley Jr. Co.	15,200	1,046
Gas Production & Distribution (0.7%)
Questar Corp.	21,300	1,404
Holding & Other Investment Offices (0.8%)
Brascan Corp.–Class A (b)	43,800	1,671
Hotels & Other Lodging Places (0.5%)
Wynn Resorts, Ltd. (a)(b)	20,445	966
Instruments & Related Products (1.4%)
Alcon, Inc.	22,200	2,428
Eastman Kodak Co. (b)	22,300	599
Insurance (4.8%)
AFLAC, Inc.	6,400	277
American International Group, Inc.	12,500	726
Assurant, Inc.	6,400	231
Berkshire Hathaway, Inc.–Class B (a)	858	2,388
Chubb Corp.	21,950	1,879
St. Paul Travelers Cos., Inc. (The)	12,300	486
UnitedHealth Group, Inc.	78,000	4,067
Insurance Agents, Brokers & Service (0.8%)
Hartford Financial Services Group, Inc. (The)	6,700	501
Marsh & McLennan Cos., Inc.	38,600	1,069
Life Insurance (0.6%)
Genworth Financial, Inc.–Class A (b)	15,900	481
Metlife, Inc.	17,970	808
Lumber & Other Building Materials (1.7%)
Home Depot, Inc. (The)	90,125	3,506
Lumber & Wood Products (1.3%)
Georgia-Pacific Corp.	88,620	2,818
Management Services (1.6%)
Corporate Executive Board Co.	28,200	2,209
Paychex, Inc.	32,500	1,058
Medical Instruments & Supplies (1.4%)
Guidant Corp.	16,500	1,110
St. Jude Medical, Inc. (a)	39,500	1,723
Motion Pictures (0.6%)
Time Warner, Inc. (a)	77,900	1,302
Oil & Gas Extraction (3.7%)
GlobalSantaFe Corp.	12,800	522
Halliburton Co.	48,509	2,320
Petroleo Brasileiro SA, ADR	1,000	52

	Shares	Value
Oil & Gas Extraction (continued)
Petroleo Brasileiro SA–ADR	8,300	$382
Schlumberger, Ltd.	3,473	264
Total SA, ADR	10,200	1,192
Ultra Petroleum Corp. (a)(b)	97,060	2,947
Paper & Allied Products (2.5%)
International Paper Co.	107,750	3,255
Kimberly-Clark Corp.	31,318	1,960
Personal Credit Institutions (0.1%)
Capital One Financial Corp. (b)	2,900	232
Petroleum Refining (0.3%)
ConocoPhillips	9,800	563
Pharmaceuticals (10.5%)
AmerisourceBergen Corp. (b)	14,700	1,016
Bristol-Myers Squibb Co. (b)	150,720	3,765
Genentech, Inc. (a)	35,600	2,858
GlaxoSmithKline PLC, ADR (b)	111,800	5,423
Johnson & Johnson	38,375	2,494
Pfizer, Inc.	55,200	1,522
Roche Holding AG, ADR	25,620	1,622
Sanofi-Aventis, ADR	17,200	705
Schering-Plough Corp. (b)	60,020	1,144
Wyeth	29,300	1,304
Primary Metal Industries (0.9%)
Alcoa, Inc.	73,200	1,913
Radio, Television & Computer Stores (0.2%)
Best Buy Co., Inc.	6,400	439
Restaurants (0.7%)
McDonald's Corp.	15,710	436
Starbucks Corp. (a)	20,200	1,044
Retail Trade (0.7%)
Amazon.com, Inc. (a)(b)	45,000	1,489
Security & Commodity Brokers (1.7%)
Chicago Mercantile Exchange	7,825	2,312
Lehman Brothers Holdings, Inc. (b)	6,000	596
Merrill Lynch & Co., Inc.	12,900	710
Telecommunications (6.8%)
America Movil SA de CV–Class L, ADR	57,600	3,434
Nextel Communications, Inc.–Class A (a)	49,700	1,606
SBC Communications, Inc.	138,500	3,289
Sprint Corp. (FON Group) (b)	101,570	2,548
Verizon Communications, Inc.	98,130	3,390
Toys, Games & Hobbies (0.3%)
Mattel, Inc.	36,000	659
Transportation & Public Utilities (0.6%)
CH Robinson Worldwide, Inc.	20,585	1,198

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

3

Van Kampen Large Cap Core

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2005
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
Variety Stores (4.2%)
Costco Wholesale Corp.	78,800	$3,532
Sears Holdings Corp. (a)(b)	23,000	3,447
Wal-Mart Stores, Inc.	36,200	1,745
Water Transportation (2.1%)
Carnival Corp. (b)	80,500	4,391
Total Common Stocks (cost: $188,870)		203,628
	Principal	Value
SECURITY LENDING COLLATERAL (20.2%)
Debt (17.8%)
Bank Notes (1.0%)
Bank of America 3.27%, due 07/18/2005 (e)	$408	$408
3.27%, due 08/30/2005 (e)	475	475
Bear Stearns & Co. 3.57%, due 09/08/2005 (e) 3.57%, due 12/06/2005 (e)	611 204	611 204
Credit Suisse First Boston Corp. 3.15%, due 09/09/2005 (e) 3.44%, due 03/10/2006 (e)	204 204	204 204
Certificates Of Deposit (0.3%)
Canadian Imperial Bank of Commerce 3.40%, due 11/04/2005 (e) 3.41%, due 05/18/2006 (e)	221 510	221 510
Commercial Paper (3.4%)
Compass Securitization–144A 3.27%, due 07/22/2005	353	353
Fairway Finance Corp.–144A 3.27%, due 07/28/2005	510	510
General Electric Capital Corp. 3.25%, due 07/08/2005	605	605
Grampian Funding LLC–144A 3.28%, due 07/13/2005	408	408
Greyhawk Funding LLC–144A 3.31%, due 08/09/2005	510	510
Jupiter Securitization Corp.–144A 3.28%, due 08/02/2005	1,016	1,016
Morgan Stanley Dean Witter & Co. 3.52%, due 12/07/2005 (e) 3.51%, due 12/09/2005 (e)	1,325 1,284	1,325 1,284
Park Avenue Receivables Corp.–144A 3.23%, due 07/20/2005	225	225
Preferred Receivables Corp.–144A 3.28%, due 07/08/2005	581	581
Ranger Funding Co LLC–144A 3.26%, due 07/07/2005	204	204

	Principal	Value
Euro Dollar Overnight (2.3%)
Bank of Montreal 3.01%, due 07/01/2005	$940	$940
BNP Paribas 3.00%, due 07/01/2005	555	555
Calyon 3.09%, due 07/01/2005 3.31%, due 07/01/2005	492 510	492 510
Fortis Bank 3.11%, due 07/05/2005 3.27%, due 07/07/2005	69 510	69 510
National Australia Bank 3.38%, due 07/01/2005 3.26%, due 07/06/2005	1,019 94	1,019 94
Rabobank Nederland 3.35%, due 07/01/2005	510	510
Euro Dollar Terms (5.3%)
ABN Amro Bank NV 3.25%, due 08/05/2005	408	408
Bank of Nova Scotia 3.11%, due 07/11/2005 3.16%, due 07/15/2005	711 510	711 510
Barclays 3.16%, due 07/14/2005 3.25%, due 07/27/2005	306 611	306 611
Citigroup 3.09%, due 07/22/2005	367	367
Dexia Group 3.21%, due 07/20/2005 3.24%, due 07/21/2005	408 321	408 321
First Tennessee National Corp. 3.22%, due 08/09/2005	102	102
Fortis Bank 3.25%, due 08/04/2005	10	10
HBOS Halifax Bank of Scotland 3.15%, due 08/08/2005	204	204
Nordea Bank Finland PLC (NY Branch) 3.24%, due 08/03/2005	408	408
Rabobank Nederland 3.25%, due 08/08/2005	510	510
Royal Bank of Canada 3.25%, due 08/05/2005	489	489
Royal Bank of Scotland 3.29%, due 07/12/2005 3.25%, due 08/04/2005 3.31%, due 08/09/2005	1,529 408 634	1,529 408 634
Societe Generale 3.28%, due 08/01/2005	999	999

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

4

Van Kampen Large Cap Core

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2005
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
Euro Dollar Terms (continued)
The Bank of the West 3.27%, due 07/27/2005	$66	$66
Toronto Dominion Bank 3.25%, due 08/02/2005	611	611
Wells Fargo & Co. 3.27%, due 07/21/2005 3.27%, due 08/01/2005	828 714	828 714
Promissory Notes (0.0%)
Goldman Sachs Group Inc. 3.32%, due 12/28/2005	81	81
Repurchase Agreements (5.5%) (f)
Credit Suisse First Boston Corp. 3.48% Repurchase Agreement dated 06/30/2005 to be repurchased at $2,514 on 07/01/2005	2,514	2,514
Goldman Sachs Group, Inc. (The) 3.48% Repurchase Agreement dated 06/30/2005 to be repurchased at $5,012 on 07/01/2005	5,011	5,011
Lehman Brothers Inc. 3.48% Repurchase Agreement dated 06/30/2005 to be repurchased at $204 on 07/01/2005	204	204
Merrill Lynch & Co. 3.48% Repurchase Agreement dated 06/30/2005 to be repurchased at $2,224 on 07/01/2005	2,224	2,224

	Principal	Value
Repurchase Agreements (continued)
Morgan Stanley Dean Witter & Co. 3.54% Repurchase Agreement dated 06/30/2005 to be repurchased at $1,529 on 07/01/2005	$1,529	$1,529
	Shares	Value
Investment Companies (2.4%)
Money Market Funds (2.4%)
American Beacon Funds 1-day yield of 3.18%	545,654	$546
Barclays Global Investors Institutional Money Market Fund 1-day yield of 3.25%	2,236,912	2,237
Goldman Sachs Financial Square Prime Obligations Fund 1-day yield of 3.08%	33,142	33
Merrimac Cash Fund, Premium Class 1-day yield of 3.04% (g)	2,093,619	2,094
Total Security Lending Collateral (cost: $42,184)		42,184
Total Investment Securities (cost: $231,054)		$245,812
SUMMARY:
Investments, at value	117.7%	$245,812
Liabilities in excess of other assets	(17.7)%	(37,003)
Net assets	100.0%	$208,809

The notes to the financial statements are an integral part of this report.

NOTES TO SCHEDULE OF INVESTMENTS:

(a)  No dividends were paid during the preceding twelve months.

(b)  At June 30, 2005, all or a portion of this security is on loan (see Note 1). The value at June 30, 2005, of all securities on loan is $40,986.

(c)  Value is less than $1.

(d)  Securities valued as determined in good faith in accordance with procedure established by the Fund's Board of Trustees.

(e)  Floating or variable rate note. Rate is listed as of June 30, 2005.

(f)  Cash collateral for the Repurchase Agreements, valued at $11,711, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00%–10.325% and 9/15/2005–12/31/2049, respectively.

(g)  Regulated investment company advised by Investors Bank and Trust Co. ("IBT"). IBT is also the accounting, custody and lending agent for the Fund.

DEFINITIONS:

144A  144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2005, these securities aggregated $3,807 or 1.8% of the net assets of the Fund.

ADR  American Depositary Receipt

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

5

Van Kampen Large Cap Core

STATEMENT OF ASSETS AND LIABILITIES
At June 30, 2005
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
Investment securities, at value (cost: $231,054) (including securities loaned of $40,986)	$245,812
Cash	3,563
Receivables:
Investment securities sold	3,075
Interest	10
Dividends	272
Dividend reclaims receivable	7
252,739
Liabilities:
Investment securities purchased	1,505
Accounts payable and accrued liabilities:
Shares redeemed	99
Management and advisory fees	131
Payable for collateral for securities on loan	42,184
Other	11
43,930
Net Assets	$208,809
Net Assets Consist of:
Capital stock, 50,000 shares authorized ($.01 par value)	$124
Additional paid-in capital	193,077
Undistributed net investment income (loss)	3,837
Accumulated net realized gain (loss) from investment securities	(2,987)
Net unrealized appreciation (depreciation) on investment securities	14,758
Net Assets	$208,809
Net Assets by Class:
Initial Class	$207,819
Service Class	990
Shares Outstanding:
Initial Class	12,383
Service Class	58
Net Asset Value and Offering Price Per Share:
Initial Class	$16.78
Service Class	17.05

STATEMENT OF OPERATIONS
For the period ended June 30, 2005
(all amounts in thousands)
(unaudited)

Investment Income:
Interest	$47
Dividends	1,778
Income from loaned securities–net	36
Less withholding taxes on foreign dividends	(38)
1,823
Expenses:
Management and advisory fees	808
Printing and shareholder reports	7
Custody fees	17
Administration fees	22
Legal fees	1
Audit fees	9
Trustees fees	4
Other	1
Service fees:
Service Class	1
Total expenses	870
Net Investment Income (Loss)	953
Net Realized and Unrealized Gain (Loss):
Realized gain (loss) from investment securities	6,365
Increase (decrease) in unrealized appreciation (depreciation) on investment securities	(9,465)
Net Gain (Loss) on Investments	(3,100)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(2,147)

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

6

Van Kampen Large Cap Core

STATEMENTS OF CHANGES IN NET ASSETS
For the period or year ended
(all amounts in thousands)

	June 30, 2005 (unaudited)	December 31, 2004
Increase (Decrease) In Net Assets From:
Operations:
Net investment income (loss)	$953	$2,892
Net realized gain (loss) from investment securities	6,365	24,801
Net unrealized appreciation (depreciation) on investment securities	(9,465)	(33)
	(2,147)	27,660
Distributions to Shareholders:
From net investment income:
Initial Class	–	(3,903)
Service Class	–	(7)
	–	(3,910)
Capital Share Transactions:
Proceeds from shares sold:
Initial Class	1,415	5,706
Service Class	210	603
	1,625	6,309
Dividends and distributions reinvested:
Initial Class	–	3,903
Service Class	–	7
	–	3,910
Cost of shares redeemed:
Initial Class	(25,603)	(45,635)
Service Class	(21)	(106)
	(25,624)	(45,741)
	(23,999)	(35,522)
Net increase (decrease) in net assets	(26,146)	(11,772)
Net Assets:
Beginning of period	234,955	246,727
End of period	$208,809	$234,955
Undistributed Net Investment Income (Loss)	$3,837	$2,884

	June 30, 2005 (unaudited)	December 31, 2004
Share Activity:
Shares issued:
Initial Class	85	367
Service Class	12	39
	97	406
Shares issued–reinvested from distributions:
Initial Class	–	269
Service Class	–	1
	–	270
Shares redeemed:
Initial Class	(1,557)	(2,936)
Service Class	(1)	(7)
	(1,558)	(2,943)
Net increase (decrease) in shares outstanding:
Initial Class	(1,472)	(2,300)
Service Class	11	33
	(1,461)	(2,267)

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

7

Van Kampen Large Cap Core

FINANCIAL HIGHLIGHTS
(unaudited for the period ended June 30, 2005)

		For a share outstanding throughout each period (a)
		Net Asset	Investment Operations			Distributions			Net Asset
	For the Period Ended (b)	Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total Operations	From Net Investment Income	From Net Realized Gains	Total Distributions	Value, End of Period
Initial Class	6/30/2005	$16.90	$0.07	$(0.19)	$(0.12)	$–	$–	$–	$16.78
	12/31/2004	15.26	0.19	1.71	1.90	(0.26)	–	(0.26)	16.90
	12/31/2003	12.85	0.22	2.46	2.68	(0.27)	–	(0.27)	15.26
	12/31/2002	15.73	0.24	(2.81)	(2.57)	(0.31)	–	(0.31)	12.85
	12/31/2001	19.47	0.35	(1.64)	(1.29)	(0.37)	(2.08)	(2.45)	15.73
	12/31/2000	22.89	0.35	(1.60)	(1.25)	(0.33)	(1.84)	(2.17)	19.47
Service Class	6/30/2005	17.19	0.05	(0.19)	(0.14)	–	–	–	17.05
	12/31/2004	15.51	0.16	1.75	1.91	(0.23)	–	(0.23)	17.19
	12/31/2003	13.37	0.13	2.03	2.16	(0.02)	–	(0.02)	15.51

			Ratios/Supplemental Data
	For the Period	Total	Net Assets, End of Period	Ratio of Expenses to Average Net Assets (f)		Net Investment Income (Loss) to Average	Portfolio Turnover
	Ended (b)	Return (c)(g)	(000's)	Net (d)	Total (e)	Net Assets (f)	Rate (g)
Initial Class	6/30/2005	(0.71)%	$207,819	0.81%	0.81%	0.89%	31%
	12/31/2004	12.75	234,150	0.82	0.82	1.23	175
	12/31/2003	21.08	246,502	0.83	0.83	1.62	180
	12/31/2002	(16.38)	243,355	0.84	0.85	1.73	251
	12/31/2001	(7.06)	291,091	0.86	0.92	1.95	221
	12/31/2000	(5.93)	352,333	0.85	0.87	1.50	158
Service Class	6/30/2005	(0.81)	990	1.06	1.06	0.63	31
	12/31/2004	12.53	805	1.07	1.07	1.03	175
	12/31/2003	16.14	225	1.08	1.08	1.31	180

NOTES TO FINANCIAL HIGHLIGHTS

(a)  Per share information is calculated based on average number of shares outstanding.

(b)  Van Kampen Large Cap Core (the "Fund") share classes commenced operations as follows:

Initial Class – April 8, 1991
Service Class – May 1, 2003

(c)  Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.

(d)  For the period ended June 30, 2005 and for the years ended December 31, 2004 and December 31, 2003, Ratio of Net Expenses to Average Net Assets is net of fee waivers and reimbursements by the investment adviser, if any (see note 2). For the year ended December 31, 2002, Ratio of Net Expenses to Average Net Assets is net of fees paid indirectly. For the year ended December 31, 2001 and prior years, Ratio of Net Expenses to Average Net Assets is net of fees paid indirectly and credits allowed by the custodian.

(e)  Ratio of Total Expenses to Average Net Assets includes all expenses before fee waivers and reimbursements by the investment adviser.

(f)  Annualized.

(g)  Not annualized for periods of less than one year.

The notes to the financial statements are an integral part of this report.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

8

Van Kampen Large Cap Core

NOTES TO FINANCIAL STATEMENTS
At June 30, 2005
(all amounts in thousands)
(unaudited)

NOTE 1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The AEGON/Transamerica Series Trust ("ATST") is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. ATST serves as a funding vehicle for variable life insurance, variable annuity and group annuity products. Van Kampen Large Cap Core ("the Fund"), part of ATST, began operations as part of the Endeavor Series Trust on April 8, 1991. The Fund became part of the ATST on May 1, 2002.

Effective May 1, 2005, AEGON/Transamerica Series Fund, Inc. changed its name to AEGON/Transamerica Series Trust.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties, which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

See the Prospectus and Statement of Additional Information for a description of the Fund's investment objective.

In preparing the Fund's financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP"), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following policies were consistently followed by the Fund, in accordance with GAAP.

Multiple class operations and expenses: The Fund currently offers two classes of shares, an Initial Class and a Service Class. Income, non-class specific expenses and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

Pricing of shares: The Fund prices its shares on the basis of the net asset value of each class of shares of the Fund, which is determined as of the close of the New York Stock Exchange ("NYSE") (generally 4:00 p.m. Eastern Time) on each day on which the NYSE is open for trading.

Security valuations: Fund investments traded on an exchange are valued at the closing price on the day of valuation on the exchange where the security is principally traded. With respect to securities traded on the NASDAQ/NMS, such closing price may be the last reported sales price or the NASDAQ official closing price.

Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last quoted bid price.

Debt securities are valued by independent pricing services at the last quoted bid price; however, those that mature in sixty days or less are valued at amortized cost, which approximates market.

Investment company securities are valued at net asset value of the underlying portfolio.

Other securities for which quotations are not readily available are valued at fair market value as determined in good faith using guidelines adopted by the Board of Trustees, under the supervision of the Fund's Valuation Committee. These guidelines may include: the type of security; any restrictions on its resale; financial or business news of the issuer; similar or related securities that are actively trading; related corporate actions; and other significant events occurring after the close of trading in the security.

Cash: The Fund may leave cash overnight in its cash account with the custodian, Investors Bank & Trust Company ("IBT"). IBT has been contracted on behalf of the Fund to invest the excess cash into a savings account, which at June 30, 2005, was paying an interest rate of 2.02%.

Throughout the six months, the Fund may have a cash overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate.

Repurchase agreements: The Fund is authorized to enter into repurchase agreements. The Fund, through IBT, receives delivery of the underlying securities, the value of which at the time of purchase is required to be an amount equal to at least 100% of the resale price. Repurchase agreements involve the risk that the seller will fail to repurchase the security, as agreed. In that case, the Fund will bear the risk of value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, may place security transactions of the Fund with broker/dealers with which ATST has established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions paid by the Fund be used to pay expenses that would otherwise be borne by any other funds within ATST, or by any other party.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

9

Van Kampen Large Cap Core

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2005
(all amounts in thousands)
(unaudited)

NOTE 1.–(continued)

Recaptured commissions during the six months ended June 30, 2005, of $30 are included in net realized gains in the Statement of Operations.

Securities lending: The Fund may lend securities to enhance fund earnings from investing cash collateral in making such loans to qualified borrowers (typically broker/dealers). The Fund has engaged its custodian bank, IBT, as a lending agent to administer its securities lending program. IBT earned $15 of program income for its services. When the Fund makes a security loan, it receives cash collateral as protection against the risk that the borrower will default on the loan, and records an asset for the cash invested collateral and a liability for the return of the collateral.

Loans of securities are required to be secured by collateral at least equal to 102% of the value of the securities at inception of the loan, and not less then 100% thereafter. The Fund may invest cash collateral in short-term money market instruments including: U.S. Treasury Bills, U.S agency obligations, commercial paper, money market mutual funds, repurchase agreements and other highly rated, liquid investments. During the life of securities loans, the collateral and securities loaned remain subject to fluctuation in value. IBT marks to market securities loaned and the collateral each business day. If additional collateral is due (at least $1), IBT collects additional cash collateral from the borrowers. Although securities loaned will be fully collateralized at all times, IBT may experience delays in, or may be prevented from, recovering the collateral on behalf of the Fund. The Fund may recall a loaned security position at any time from the borrower through IBT. In the event the borrower fails to timely return a recalled security, IBT may indemnify the Fund by purchasing replacement securities for the Fund at its own expense and claiming the collateral to fund such a purchase. IBT absorbs the loss if the collateral value is not sufficient to cover the cost of the replacement securities. If replacement securities are not available, IBT will credit the equivalent cash value to the Fund.

While a security is on loan, the Fund does not have the right to vote that security. However, if time permits, the Fund will attempt to recall a security on loan and vote the proxy.

Income from securities lending is included in the Statement of Operations. The amount of collateral and value of securities on loan are included in the Statement of Assets and Liabilities as well as in the Schedule of Investments.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income is recorded on the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Dividend distributions: Dividends and capital gains distributions are typically declared and reinvested annually and are generally paid and reinvested on the business day following the ex-date.

NOTE 2.  RELATED PARTY TRANSACTIONS

Transamerica Fund Advisors, Inc. ("TFAI") is the Fund's investment adviser. Transamerica Fund Services, Inc. ("TFS") is the Fund's administrator and transfer agent. AFSG Securities Corp. ("AFSG") is the Fund's distributor. AFSG is 100% owned by AUSA Holding Company ("AUSA"). TFAI is a directly owned subsidiary of Western Reserve Life Assurance Co. of Ohio (78%) and AUSA (22%). TFS is a wholly owned subsidiary of WRL (50%) and AUSA (50%). AUSA and WRL are wholly owned indirect subsidiaries of AEGON, NV, a Netherlands corporation.

Effective January 1, 2005 AEGON/Transamerica Fund Advisors, Inc. ("ATFA") was renamed Transamerica Fund Advisors, Inc. ("TFAI"); AEGON/Transamerica Fund Services, Inc. ("ATFS") and AEGON/Transamerica Investor Services, Inc. ("ATIS") merged into one entity and was renamed Transamerica Fund Services, Inc. ("TFS").

Certain officers and trustees of the Fund are also officers and/or trustees of TFAI, TFS, AFSG and WRL. No affiliated officer or trustee receives any compensation directly from the Fund.

Investment advisory fee: The Fund pays management fees to TFAI based on average daily net assets ("ANA") at the following rate:

0.75% of the first $250 million of ANA
0.70% of ANA over $250 million

TFAI has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

0.84% Expense Limit

If total fund expenses fall below the annual expense limitation agreement agreed to by the adviser within the succeeding three years, the Fund may be required to pay that adviser a portion or all of the waived advisory fees.

There are no amounts available for recapture at June 30, 2005.

Distribution and service fees: The Fund adopted a distribution plan ("Distribution Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. Pursuant to the Distribution Plan, ATST entered into a Distribution Agreement with AFSG effective May 1, 1999.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

10

Van Kampen Large Cap Core

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2005
(all amounts in thousands)
(unaudited)

NOTE 2.–(continued)

Under the Distribution Plan and Distribution Agreement on the Initial Class shares, AFSG, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund's shares, amounts equal to actual expenses associated with distributing the shares.

The Distribution Plan on the Service Class shares requires ATST to pay distribution fees to AFSG as compensation for its activities, not as reimbursement for specific expenses. The fee on the Service Class is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Fund is authorized under the 12b-1 plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%

AFSG has determined that it will not seek payment by the Fund of the distribution expenses incurred with respect to the Initial Class shares before April 30, 2006. Prior to AFSG seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Fund will pay fees relating to Service Class shares.

Administrative services: The Fund has entered into an agreement with TFS for financial and legal fund administration services, which includes such items as compliance, expenses, financial statements and other reporting, distributions, tax returns, prospectus preparation, board of trustees meeting support, transfer agency and other legal matters. The Fund pays TFS an annual fee of 0.02% of average net assets. The legal fees on the Statement of Operations are for fees paid to external legal counsel.

Brokerage commissions: Brokerage commissions incurred on security transactions placed with an affiliate of the sub-adviser for the six months ended June 30, 2005 were $1.

Deferred compensation plan: Each eligible Fund Trustee may elect participation in the Deferred Compensation Plan for Trustees of ATST ("the Plan"). Under the Plan, such Trustees may defer payment of a percentage of their total fees earned as a Fund Trustee. These deferred amounts may be invested in any portfolio of Transamerica IDEX Mutual Funds, an affiliate of the Fund. At June 30, 2005, the value of invested plan amounts was $10. Invested plan amounts and the total liability for deferred compensation to the Trustees under the Plan at June 30, 2005, are included in Net Assets in the accompanying Statement of Assets and Liabilities.

NOTE 3.  INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the six months ended June 30, 2005, were as follows:

Purchases of securities:
Long-Term excluding U.S. Government	$66,120
U.S. Government	–
Proceeds from maturities and sales of securities:
Long-Term excluding U.S. Government	85,331
U.S. Government	–

NOTE 4.  FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments for items including, but not limited to, wash sales, REITs, return of capital and capital loss carryforwards.

The capital loss carryforwards are available to offset future realized capital gains through the periods listed:

Capital Loss Carryforward	Available through
$7,642	December 31, 2011

The aggregate cost of investments and composition of unrealized appreciation (depreciation) for federal income tax purposes as of June 30, 2005, are as follows:

Federal Tax Cost Basis	$232,338
Unrealized Appreciation	$20,612
Unrealized (Depreciation)	(7,138)
Net Unrealized Appreciation (Depreciation)	$13,474

NOTE 5.  REGULATORY PROCEEDINGS

There continues to be significant federal and state regulatory activity relating to financial services companies, particularly mutual fund companies and their investment advisers. As part of an ongoing investigation regarding potential market timing, recordkeeping and trading compliance issues and matters affecting the Fund's investment adviser, TFAI, and certain employees and affiliates of TFAI, the SEC staff has indicated that it is likely to take some action against TFAI and certain of its affiliates at the conclusion of the investigation. The potential timing and the scope of any such action is difficult to predict. Although the impact of any action brought against TFAI and/or its affiliates is

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

11

Van Kampen Large Cap Core

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2005
(all amounts in thousands)
(unaudited)

NOTE 5.–(continued)

difficult to assess at the present time, the Fund currently believes that the likelihood that any such action will have a material adverse impact on it is remote. It is important to note that the Fund is not aware of any allegation of wrongdoing against it and its Board at the time this semiannual report is printed. Although it is not anticipated that these developments will have an adverse impact on the Fund, there can be no assurance at this time. TFAI and its affiliates are actively working with the SEC in regard to this matter; however, the exact resolution cannot be determined at this time. TFAI will take such actions that it deems necessary or appropriate to continue providing management services to the Fund and to bring all matters to an appropriate conclusion. TFAI and/or its affiliates, and not the Fund, will bear the costs regarding these regulatory matters.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

12

Van Kampen Large Cap Core

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS – REVIEW AND RENEWAL (unaudited)

At a meeting of the Board of Trustees of AEGON/Transamerica Series Trust ("ATST") held on October 6, 2004, the Board considered and approved the renewal for a one-year period of the Investment Advisory Agreement between Van Kampen Large Cap Core (the "Portfolio") and Transamerica Fund Advisors, Inc. ("TFAI") as well as the Investment Sub-Advisory Agreement of the Portfolio between TFAI and Morgan Stanley Investment Management Inc. (the "Sub-Adviser"). In approving the renewal of these agreements, the Board concluded that the Investment Advisory and Investment Sub-Advisory Agreements enable shareholders of the Portfolio to obtain high quality services at a cost that is appropriate, reasonable, and in the best interests of shareholders based upon the following determinations, among others:

The nature, extent and quality of the advisory service to be provided. The Board considered the nature and quality of the services provided by TFAI and the Sub-Adviser to the Portfolio in the past, as well as the services anticipated to be provided in the future. The Board concluded that TFAI and the Sub-Adviser are capable of providing high quality services to the Portfolio, as indicated by TFAI's management capabilities demonstrated with respect to the Portfolio and other portfolios managed by TFAI, TFAI's management oversight process, and the professional qualifications and experience of the Sub-Adviser's portfolio management team. The Board also concluded that TFAI and the Sub-Adviser would provide the same quality and quantity of investment management and related services as before, that these services are appropriate in scope and extent in light of the Portfolio's operations, the competitive landscape of the investment company business and investor needs, and that TFAI's and the Sub-Adviser's obligations will remain the same in all respects.

The investment performance of the Portfolio. The Board concluded, based in particular on information provided by Lipper Analytics, that the Portfolio's investment performance was competitive relative to comparable portfolios over trailing one-, two-, and ten-year periods and to the Portfolio's benchmark index over a ten-year period. The Board also reviewed the Portfolio's investment performance since the Portfolio was restructured with a new investment strategy on May 1, 2004, which it determined to be satisfactory. On the basis of the Trustees' assessment of the nature, extent and quality of investment advisory and related services to be provided or procured by TFAI and the Sub-Adviser, the Trustees concluded that TFAI and the Sub-Adviser were capable of generating a level of long-term investment performance that is appropriate in light of the Portfolio's investment objective, policies and strategies and competitive with many other investment companies.

The cost of advisory services provided and the level of profitability. On the basis of the Board's review of the fees to be charged by TFAI and the Sub-Adviser for investment advisory and related services, TFAI's financial statements, the fees paid by TFAI to the Sub-Adviser, TFAI's estimated net management income resulting from its management of the Portfolio, the estimated profitability of TFAI's relationships with the Portfolio and ATST, and the estimated profitability of the Sub-Adviser's relationship with the Portfolio, the Board concluded that the level of investment advisory fees and the profitability is appropriate in light of the services provided, the management fees and overall expense ratios of comparable investment companies, and the anticipated profitability of the relationship between the Portfolio, TFAI and the Sub-Adviser. Further, on the basis of comparative information supplied by Lipper Analytics, the Board determined that the advisory fees of the Portfolio were consistent with industry averages, although the Board decided to monitor the Portfolio's expense ratio in light of the Portfolio's higher-than-average level of operating expenses and encouraged management to attempt to reduce operating expenses over time.

The extent to which economies of scale would be realized as the Portfolio grows and whether fee levels reflect these economies of scale for the benefit of Portfolio investors. The Trustees concluded that inclusion of asset-based breakpoints in the Portfolio's advisory fee schedule appropriately benefit investors by realizing economies of scale in the form of a lower advisory fee rate as the level of Portfolio assets increases. The Board also concluded that the advisory fees appropriately reflect the Portfolio's current size, the current economic environment for TFAI, and the competitive nature of the investment company market. In addition, the Board noted that it will have the opportunity to periodically re-examine whether the Portfolio has achieved economies of scale, as well as the appropriateness of advisory fees payable to TFAI and the Sub-Adviser, in the future.

Benefits (such as soft dollars) to TFAI or the Sub-Adviser from its relationship with the Portfolio. The Board concluded that other benefits derived by TFAI or the Sub-Adviser from its relationship with the Portfolio are reasonable and fair, and are consistent with industry practice and the best interests of the Portfolio and its shareholders. In this regard, the Board noted that TFAI does not realize "soft dollar" benefits from its relationship with the Portfolio, and that the Sub-Adviser is participating in a brokerage program pursuant to which a portion of brokerage commissions paid by the Portfolio is recaptured for the benefit of the Portfolio and its shareholders, thus limiting the amount of "soft-dollar" arrangements the Sub-Adviser may engage in with respect to the Portfolio's brokerage transactions.

Other considerations. The Board also determined that TFAI had made a substantial commitment to the recruitment and retention of high quality personnel, and maintained the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and its shareholders. The Trustees also concluded that TFAI had made a significant entrepreneurial commitment to the management and success of the Portfolio, reflected by TFAI's expense limitation and fee waiver arrangement with the Portfolio, which may result in TFAI waiving a substantial amount of advisory fees for the benefit of shareholders.

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

13

Van Kampen Large Cap Core

SUPPLEMENTAL INFORMATION (unaudited)
RESULTS OF SHAREHOLDER PROXY

At a special meeting of shareholders held on April 19, 2005, the results of the Proposals were as follows:

Proposal 1:   Approval of an Agreement and Plan of Reorganization pursuant to which AEGON/Transamerica Series Fund, Inc. will reorganize as a Delaware statutory trust.

For	Against	Abstentions/Broker Non-Votes
12,670,019.872	601,878.384	552,380.501

Proposal 2:   Approval of changes to the fundamental investment restrictions of Van Kampen Large Cap Core as follows:

A. Diversification	For	Against	Abstentions/Broker Non-Votes
	13,056,937.637	767,341.120	0
B. Borrowing	For	Against	Abstentions/Broker Non-Votes
	12,999,880.090	824,398.667	0
C. Senior Securities	For	Against	Abstentions/Broker Non-Votes
	13,056,937.637	767,341.120	0
D. Underwriting Securities	For	Against	Abstentions/Broker Non-Votes
	13,056,937.637	767,341.120	0
E. Real Estate	For	Against	Abstentions/Broker Non-Votes
	13,041,620.285	782,658.472	0
F. Making Loans	For	Against	Abstentions/Broker Non-Votes
	12,991,809.268	832,469.489	0
G. Concentration	For	Against	Abstentions/Broker Non-Votes
	13,036,879.498	787,399.259	0
H. Commodities	For	Against	Abstentions/Broker Non-Votes
	12,987,135.873	837,142.884	0

AEGON/Transamerica Series Trust

Semi-Annual Report 2005

14

PROXY VOTING POLICIES AND PROCEDURES AND QUARTERLY PORTFOLIO HOLDINGS

A description of the AEGON/Transamerica Series Trusts' proxy voting policies and procedures is available in the Statement of Additional Information of the Funds, available without charge upon request by calling 1-800-851-9777 (toll free) or on the Securities and Exchange Commission website (http://www.sec.gov).

In addition, the Funds are required to file Form N-PX, with their complete proxy voting records for the 12 months ended June 30th, no later than August 31st of each year. The Form is available without charge: (1) from the Funds, upon request by calling 1-800-851-9777; and (2) on the SEC's website at www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q which is available on the Commission's website at www.sec.gov. The Funds' Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

P.O. Box 5068
Clearwater, FL 33758-5068

Item 2: Code of Ethics.

Not applicable for semi-annual reports.

Item 3: Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4: Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5: Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6: Schedule of Investments.

The schedule of investments is included in the Semi-Annual Report to shareholders filed under Item 1 of this Form N-CSR.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies

Not applicable

Item 9: Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10: Submission of Matters to a Vote of Security Holders

There has been no material change to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees:  currently the registrant does not have a policy with regard to the consideration of director candidates recommended by shareholders as it does not currently contemplate adding Board members or otherwise changing the Board’s composition.

Item 11: Controls and Procedures.

(a)          Based on their evaluation of registrant’s disclosure controls and procedures (as defined in rule 30a-3(c)) under the Investment Company Act of 1940, as of June 30, 2005, registrant’s principal executive officer and principal financial officer found registrant’s disclosure controls and procedures to be appropriately designed to ensure that information required to be disclosed by registrant in the reports that it files on Form N-CSR (a) is accumulated and communicated to registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)         There have been no significant changes in registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal half year that has materially affected, or is reasonable likely to materially affect, the registrant’s internal control over financial reporting.

Item 12: Exhibits.

(a)          (1) Not Applicable

(2) Separate certifications for registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached.

(3) Not Applicable

(b)         A certification for registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. The certification furnished pursuant to this paragraph is not deemed to be “filed” for purposes of Section 18 of the Securities Act of 1934, or otherwise subject to liability of that section.  Such certification is not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates it by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AEGON/Transamerica Series Trust
(Registrant)

By:	/s/ Brian C. Scott
Chief Executive Officer
Date: August 19, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Brian C. Scott
Chief Executive Officer
Date:	August 19, 2005

By:	/s/ Glenn E. Brightman
Principal Financial Officer
Date:	August 19, 2005

EXHIBIT INDEX

Exhibit No.		Description of Exhibit

12(a)(2)	a.	Section 302 N-CSR Certification of Principal Executive Officer
	b.	Section 302 N-CSR Certification of Principal Financial Officer
12(b)		Section 906 N-CSR Certification of Principal Executive Officer and
Principal Financial Officer